UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03618

BRIGHTHOUSE FUNDS TRUST II

(Exact name of registrant as specified in charter)

11225 North Community House Rd.

Charlotte, NC 28277

(Address of principal executive offices) (zip code)

Kristi Slavin

c/o Brighthouse Investment Advisers, LLC

11225 North Community House Rd.

Charlotte, NC 28277

(Name and address of agent for service)

Copy to:

Brian D. McCabe, Esq.

Ropes and Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

Registrant’s telephone number, including area code: (980) 949-5121

Date of fiscal year end: December 31

Date of reporting period: June 30, 2024

Item 1. Reports to Shareholders.

(a) The Reports to Shareholders are attached herewith.

Brighthouse Funds Trust II

Baillie Gifford International Stock Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Baillie Gifford International Stock Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$38	0.74%

Key Fund Statistics

  Total Net Assets$1,463,876,606
  # of Portfolio Investments89
  Portfolio Turnover Rate8%
  Total Advisory Fees Paid$5,106,360

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Top Sectors

Value	Value
Energy	2.0
Health Care	3.6
Consumer Staples	5.5
Materials	6.0
Communication Services	9.9
Consumer Discretionary	13.4
Financials	14.9
Industrials	21.9
Information Technology	22.2

Top 10 Countries

Value	Value
Denmark	4.7
Taiwan	4.8
India	5.0
Italy	5.4
France	6.4
Netherlands	7.0
China	7.0
United States	7.1
Germany	8.8
Japan	12.5

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Baillie Gifford International Stock Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Baillie Gifford International Stock Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$50	0.99%

Key Fund Statistics

  Total Net Assets$1,463,876,606
  # of Portfolio Investments89
  Portfolio Turnover Rate8%
  Total Advisory Fees Paid$5,106,360

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	4.8
MercadoLibre, Inc.	4.2
Samsung Electronics Co. Ltd.	3.1
SAP SE	3.1
Tencent Holdings Ltd.	2.9
Ryanair Holdings PLC	2.4
CRH PLC	2.3
Scout24 SE	2.2
Atlas Copco AB	2.2
Reliance Industries Ltd.	2.0

Top Sectors

Value	Value
Energy	2.0
Health Care	3.6
Consumer Staples	5.5
Materials	6.0
Communication Services	9.9
Consumer Discretionary	13.4
Financials	14.9
Industrials	21.9
Information Technology	22.2

Top 10 Countries

Value	Value
Denmark	4.7
Taiwan	4.8
India	5.0
Italy	5.4
France	6.4
Netherlands	7.0
China	7.0
United States	7.1
Germany	8.8
Japan	12.5

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Baillie Gifford International Stock Portfolio: Class E

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Baillie Gifford International Stock Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$45	0.89%

Key Fund Statistics

  Total Net Assets$1,463,876,606
  # of Portfolio Investments89
  Portfolio Turnover Rate8%
  Total Advisory Fees Paid$5,106,360

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	4.8
MercadoLibre, Inc.	4.2
Samsung Electronics Co. Ltd.	3.1
SAP SE	3.1
Tencent Holdings Ltd.	2.9
Ryanair Holdings PLC	2.4
CRH PLC	2.3
Scout24 SE	2.2
Atlas Copco AB	2.2
Reliance Industries Ltd.	2.0

Top Sectors

Value	Value
Energy	2.0
Health Care	3.6
Consumer Staples	5.5
Materials	6.0
Communication Services	9.9
Consumer Discretionary	13.4
Financials	14.9
Industrials	21.9
Information Technology	22.2

Top 10 Countries

Value	Value
Denmark	4.7
Taiwan	4.8
India	5.0
Italy	5.4
France	6.4
Netherlands	7.0
China	7.0
United States	7.1
Germany	8.8
Japan	12.5

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the BlackRock Bond Income Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$19	0.39%

Key Fund Statistics

  Total Net Assets$2,811,540,342
  # of Portfolio Investments2,854
  Portfolio Turnover Rate272%
  Total Advisory Fees Paid$4,708,135

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Fixed Income Issuers

U.S. Treasury Notes	16.7
Federal National Mortgage Association	10.5
U.S. Treasury Bonds	7.2
Federal Home Loan Mortgage Corp.	7.0
Uniform Mortgage-Backed Security, TBA	5.5
Government National Mortgage Association, TBA	3.1
Government National Mortgage Association	2.7
Goldman Sachs Group, Inc.	1.3
Morgan Stanley	1.2
BX Trust	1.2

Asset Allocation

Value	Value
Preferred Stocks	0.2
Common Stocks	0.3
Municipals	0.7
Floating Rate Loans	0.7
Short-Term Investments	2.7
Foreign Government	4.7
Mortgage-Backed Securities	9.0
Asset-Backed Securities	10.3
Corporate Bonds & Notes	26.1
U.S. Treasury & Government Agencies	53.2

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the BlackRock Bond Income Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$32	0.64%

Key Fund Statistics

  Total Net Assets$2,811,540,342
  # of Portfolio Investments2,854
  Portfolio Turnover Rate272%
  Total Advisory Fees Paid$4,708,135

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Fixed Income Issuers

U.S. Treasury Notes	16.7
Federal National Mortgage Association	10.5
U.S. Treasury Bonds	7.2
Federal Home Loan Mortgage Corp.	7.0
Uniform Mortgage-Backed Security, TBA	5.5
Government National Mortgage Association, TBA	3.1
Government National Mortgage Association	2.7
Goldman Sachs Group, Inc.	1.3
Morgan Stanley	1.2
BX Trust	1.2

Asset Allocation

Value	Value
Preferred Stocks	0.2
Common Stocks	0.3
Municipals	0.7
Floating Rate Loans	0.7
Short-Term Investments	2.7
Foreign Government	4.7
Mortgage-Backed Securities	9.0
Asset-Backed Securities	10.3
Corporate Bonds & Notes	26.1
U.S. Treasury & Government Agencies	53.2

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio: Class E

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the BlackRock Bond Income Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$27	0.54%

Key Fund Statistics

  Total Net Assets$2,811,540,342
  # of Portfolio Investments2,854
  Portfolio Turnover Rate272%
  Total Advisory Fees Paid$4,708,135

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Fixed Income Issuers

U.S. Treasury Notes	16.7
Federal National Mortgage Association	10.5
U.S. Treasury Bonds	7.2
Federal Home Loan Mortgage Corp.	7.0
Uniform Mortgage-Backed Security, TBA	5.5
Government National Mortgage Association, TBA	3.1
Government National Mortgage Association	2.7
Goldman Sachs Group, Inc.	1.3
Morgan Stanley	1.2
BX Trust	1.2

Asset Allocation

Value	Value
Preferred Stocks	0.2
Common Stocks	0.3
Municipals	0.7
Floating Rate Loans	0.7
Short-Term Investments	2.7
Foreign Government	4.7
Mortgage-Backed Securities	9.0
Asset-Backed Securities	10.3
Corporate Bonds & Notes	26.1
U.S. Treasury & Government Agencies	53.2

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

BlackRock Capital Appreciation Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the BlackRock Capital Appreciation Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$31	0.56%

Key Fund Statistics

  Total Net Assets$1,807,040,714
  # of Portfolio Investments38
  Portfolio Turnover Rate11%
  Total Advisory Fees Paid$4,591,985

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

NVIDIA Corp.	13.5
Microsoft Corp.	10.4
Amazon.com, Inc.	9.8
Apple, Inc.	7.4
Meta Platforms, Inc.	5.1
Broadcom, Inc.	4.2
Alphabet, Inc.	4.0
Intuit, Inc.	3.8
Eli Lilly & Co.	3.4
ASML Holding NV	3.3

Top Sectors

Value	Value
Materials	0.9
Real Estate	1.1
Industrials	5.1
Financials	8.3
Health Care	10.4
Communication Services	12.3
Consumer Discretionary	12.7
Information Technology	49.3

Top Countries

Value	Value
China	0.5
Canada	0.9
France	0.9
Italy	1.2
Netherlands	3.3
United States	93.3

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

BlackRock Capital Appreciation Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the BlackRock Capital Appreciation Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$45	0.81%

Key Fund Statistics

  Total Net Assets$1,807,040,714
  # of Portfolio Investments38
  Portfolio Turnover Rate11%
  Total Advisory Fees Paid$4,591,985

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

NVIDIA Corp.	13.5
Microsoft Corp.	10.4
Amazon.com, Inc.	9.8
Apple, Inc.	7.4
Meta Platforms, Inc.	5.1
Broadcom, Inc.	4.2
Alphabet, Inc.	4.0
Intuit, Inc.	3.8
Eli Lilly & Co.	3.4
ASML Holding NV	3.3

Top Sectors

Value	Value
Materials	0.9
Real Estate	1.1
Industrials	5.1
Financials	8.3
Health Care	10.4
Communication Services	12.3
Consumer Discretionary	12.7
Information Technology	49.3

Top Countries

Value	Value
China	0.5
Canada	0.9
France	0.9
Italy	1.2
Netherlands	3.3
United States	93.3

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

BlackRock Capital Appreciation Portfolio: Class E

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the BlackRock Capital Appreciation Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$39	0.71%

Key Fund Statistics

  Total Net Assets$1,807,040,714
  # of Portfolio Investments38
  Portfolio Turnover Rate11%
  Total Advisory Fees Paid$4,591,985

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

NVIDIA Corp.	13.5
Microsoft Corp.	10.4
Amazon.com, Inc.	9.8
Apple, Inc.	7.4
Meta Platforms, Inc.	5.1
Broadcom, Inc.	4.2
Alphabet, Inc.	4.0
Intuit, Inc.	3.8
Eli Lilly & Co.	3.4
ASML Holding NV	3.3

Top Sectors

Value	Value
Materials	0.9
Real Estate	1.1
Industrials	5.1
Financials	8.3
Health Care	10.4
Communication Services	12.3
Consumer Discretionary	12.7
Information Technology	49.3

Top Countries

Value	Value
China	0.5
Canada	0.9
France	0.9
Italy	1.2
Netherlands	3.3
United States	93.3

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

BlackRock Ultra-Short Term Bond Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the BlackRock Ultra-Short Term Bond Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$19	0.37%

Key Fund Statistics

  Total Net Assets$799,435,869
  # of Portfolio Investments134
  Portfolio Turnover Rate0%
  Total Advisory Fees Paid$1,278,668

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Fixed Income Issuers

BofA Securities, Inc.	13.3
JPMorgan Securities LLC	10.0
Landesbank Baden-Wuerttemberg	3.8
Bank of America NA	3.7
Royal Bank of Canada	2.8
Federation des Caisses Desjardins du Quebec	2.6
Autobahn Funding Co. LLC	2.5
Macquarie Bank Ltd.	2.4
Sumitomo Mitsui Trust Bank Ltd.	2.2
Sumitomo Mitsui Banking Corp.	2.1

Asset Allocation

Value	Value
Corporate Notes	0.2
U.S. Treasury	0.4
Time Deposits	2.0
Certificate of Deposit	17.3
Repurchase Agreements	25.2
Commercial Paper	54.7

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

BlackRock Ultra-Short Term Bond Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the BlackRock Ultra-Short Term Bond Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$31	0.62%

Key Fund Statistics

  Total Net Assets$799,435,869
  # of Portfolio Investments134
  Portfolio Turnover Rate0%
  Total Advisory Fees Paid$1,278,668

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Fixed Income Issuers

BofA Securities, Inc.	13.3
JPMorgan Securities LLC	10.0
Landesbank Baden-Wuerttemberg	3.8
Bank of America NA	3.7
Royal Bank of Canada	2.8
Federation des Caisses Desjardins du Quebec	2.6
Autobahn Funding Co. LLC	2.5
Macquarie Bank Ltd.	2.4
Sumitomo Mitsui Trust Bank Ltd.	2.2
Sumitomo Mitsui Banking Corp.	2.1

Asset Allocation

Value	Value
Corporate Notes	0.2
U.S. Treasury	0.4
Time Deposits	2.0
Certificate of Deposit	17.3
Repurchase Agreements	25.2
Commercial Paper	54.7

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

BlackRock Ultra-Short Term Bond Portfolio: Class E

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the BlackRock Ultra-Short Term Bond Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$26	0.52%

Key Fund Statistics

  Total Net Assets$799,435,869
  # of Portfolio Investments134
  Portfolio Turnover Rate0%
  Total Advisory Fees Paid$1,278,668

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Fixed Income Issuers

BofA Securities, Inc.	13.3
JPMorgan Securities LLC	10.0
Landesbank Baden-Wuerttemberg	3.8
Bank of America NA	3.7
Royal Bank of Canada	2.8
Federation des Caisses Desjardins du Quebec	2.6
Autobahn Funding Co. LLC	2.5
Macquarie Bank Ltd.	2.4
Sumitomo Mitsui Trust Bank Ltd.	2.2
Sumitomo Mitsui Banking Corp.	2.1

Asset Allocation

Value	Value
Corporate Notes	0.2
U.S. Treasury	0.4
Time Deposits	2.0
Certificate of Deposit	17.3
Repurchase Agreements	25.2
Commercial Paper	54.7

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Brighthouse Asset Allocation 20 Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Brighthouse Asset Allocation 20 Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$5	0.10%

Key Fund Statistics

  Total Net Assets$351,894,136
  # of Portfolio Investments35
  Portfolio Turnover Rate6%
  Total Advisory Fees Paid$70,252

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Holdings

Western Asset Management U.S. Government Portfolio, Class A	13.1
PIMCO Total Return Portfolio, Class A	12.5
BlackRock Bond Income Portfolio, Class A	12.5
TCW Core Fixed Income Portfolio, Class A	9.5
PIMCO Inflation Protected Bond Portfolio, Class A	8.3
JPMorgan Core Bond Portfolio, Class A	7.8
Brighthouse/Franklin Low Duration Total Return Portfolio, Class A	5.0
Western Asset Management Strategic Bond Opportunities Portfolio, Class A	5.0
MFS Value Portfolio, Class A	2.5
Invesco Comstock Portfolio, Class A	2.0

Asset Allocation

Value	Value
Emerging Market Equities	0.2
U.S. Mid Cap Equities	0.5
Real Estate Equities	0.5
Global Equities	1.5
U.S. Small Cap Equities	2.7
International Fixed Income	3.5
International Developed Market Equities	3.7
High Yield Fixed Income	7.5
U.S. Large Cap Equities	11.3
Investment Grade Fixed Income	68.7

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Brighthouse Asset Allocation 20 Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Brighthouse Asset Allocation 20 Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$18	0.35%

Key Fund Statistics

  Total Net Assets$351,894,136
  # of Portfolio Investments35
  Portfolio Turnover Rate6%
  Total Advisory Fees Paid$70,252

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Holdings

Western Asset Management U.S. Government Portfolio, Class A	13.1
PIMCO Total Return Portfolio, Class A	12.5
BlackRock Bond Income Portfolio, Class A	12.5
TCW Core Fixed Income Portfolio, Class A	9.5
PIMCO Inflation Protected Bond Portfolio, Class A	8.3
JPMorgan Core Bond Portfolio, Class A	7.8
Brighthouse/Franklin Low Duration Total Return Portfolio, Class A	5.0
Western Asset Management Strategic Bond Opportunities Portfolio, Class A	5.0
MFS Value Portfolio, Class A	2.5
Invesco Comstock Portfolio, Class A	2.0

Asset Allocation

Value	Value
Emerging Market Equities	0.2
U.S. Mid Cap Equities	0.5
Real Estate Equities	0.5
Global Equities	1.5
U.S. Small Cap Equities	2.7
International Fixed Income	3.5
International Developed Market Equities	3.7
High Yield Fixed Income	7.5
U.S. Large Cap Equities	11.3
Investment Grade Fixed Income	68.7

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Brighthouse Asset Allocation 40 Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Brighthouse Asset Allocation 40 Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$4	0.07%

Key Fund Statistics

  Total Net Assets$3,473,951,395
  # of Portfolio Investments39
  Portfolio Turnover Rate5%
  Total Advisory Fees Paid$1,069,373

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Holdings

BlackRock Bond Income Portfolio, Class A	9.8
PIMCO Total Return Portfolio, Class A	9.6
Western Asset Management U.S. Government Portfolio, Class A	8.2
TCW Core Fixed Income Portfolio, Class A	7.3
PIMCO Inflation Protected Bond Portfolio, Class A	5.3
Western Asset Management Strategic Bond Opportunities Portfolio, Class A	4.0
JPMorgan Core Bond Portfolio, Class A	3.8
MFS Value Portfolio, Class A	3.8
T. Rowe Price Large Cap Value Portfolio, Class A	3.5
Invesco Comstock Portfolio, Class A	3.3

Asset Allocation

Value	Value
Real Estate Equities	0.8
U.S. Mid Cap Equities	1.0
Emerging Market Equities	1.5
Global Equities	2.9
U.S. Small Cap Equities	4.5
International Fixed Income	5.7
High Yield Fixed Income	6.5
International Developed Market Equities	8.6
U.S. Large Cap Equities	21.6
Investment Grade Fixed Income	46.9

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Brighthouse Asset Allocation 40 Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Brighthouse Asset Allocation 40 Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$16	0.32%

Key Fund Statistics

  Total Net Assets$3,473,951,395
  # of Portfolio Investments39
  Portfolio Turnover Rate5%
  Total Advisory Fees Paid$1,069,373

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Holdings

BlackRock Bond Income Portfolio, Class A	9.8
PIMCO Total Return Portfolio, Class A	9.6
Western Asset Management U.S. Government Portfolio, Class A	8.2
TCW Core Fixed Income Portfolio, Class A	7.3
PIMCO Inflation Protected Bond Portfolio, Class A	5.3
Western Asset Management Strategic Bond Opportunities Portfolio, Class A	4.0
JPMorgan Core Bond Portfolio, Class A	3.8
MFS Value Portfolio, Class A	3.8
T. Rowe Price Large Cap Value Portfolio, Class A	3.5
Invesco Comstock Portfolio, Class A	3.3

Asset Allocation

Value	Value
Real Estate Equities	0.8
U.S. Mid Cap Equities	1.0
Emerging Market Equities	1.5
Global Equities	2.9
U.S. Small Cap Equities	4.5
International Fixed Income	5.7
High Yield Fixed Income	6.5
International Developed Market Equities	8.6
U.S. Large Cap Equities	21.6
Investment Grade Fixed Income	46.9

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Brighthouse Asset Allocation 60 Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Brighthouse Asset Allocation 60 Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$3	0.06%

Key Fund Statistics

  Total Net Assets$9,323,330,750
  # of Portfolio Investments40
  Portfolio Turnover Rate6%
  Total Advisory Fees Paid$2,536,542

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Holdings

BlackRock Bond Income Portfolio, Class A	7.4
PIMCO Total Return Portfolio, Class A	6.3
TCW Core Fixed Income Portfolio, Class A	5.2
MFS Value Portfolio, Class A	5.0
T. Rowe Price Large Cap Value Portfolio, Class A	4.5
Brighthouse/Wellington Core Equity Opportunities Portfolio, Class A	4.3
Western Asset Management U.S. Government Portfolio, Class A	4.2
Invesco Comstock Portfolio, Class A	4.1
Harris Oakmark International Portfolio, Class A	3.8
Baillie Gifford International Stock Portfolio, Class A	3.5

Asset Allocation

Value	Value
U.S. Mid Cap Equities	1.0
Real Estate Equities	1.5
Emerging Market Equities	2.5
Global Equities	4.0
International Fixed Income	4.3
High Yield Fixed Income	4.7
U.S. Small Cap Equities	6.5
International Developed Market Equities	13.8
Investment Grade Fixed Income	30.1
U.S. Large Cap Equities	31.6

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Brighthouse Asset Allocation 60 Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Brighthouse Asset Allocation 60 Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$16	0.31%

Key Fund Statistics

  Total Net Assets$9,323,330,750
  # of Portfolio Investments40
  Portfolio Turnover Rate6%
  Total Advisory Fees Paid$2,536,542

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Holdings

BlackRock Bond Income Portfolio, Class A	7.4
PIMCO Total Return Portfolio, Class A	6.3
TCW Core Fixed Income Portfolio, Class A	5.2
MFS Value Portfolio, Class A	5.0
T. Rowe Price Large Cap Value Portfolio, Class A	4.5
Brighthouse/Wellington Core Equity Opportunities Portfolio, Class A	4.3
Western Asset Management U.S. Government Portfolio, Class A	4.2
Invesco Comstock Portfolio, Class A	4.1
Harris Oakmark International Portfolio, Class A	3.8
Baillie Gifford International Stock Portfolio, Class A	3.5

Asset Allocation

Value	Value
U.S. Mid Cap Equities	1.0
Real Estate Equities	1.5
Emerging Market Equities	2.5
Global Equities	4.0
International Fixed Income	4.3
High Yield Fixed Income	4.7
U.S. Small Cap Equities	6.5
International Developed Market Equities	13.8
Investment Grade Fixed Income	30.1
U.S. Large Cap Equities	31.6

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Brighthouse Asset Allocation 80 Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Brighthouse Asset Allocation 80 Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$3	0.06%

Key Fund Statistics

  Total Net Assets$8,375,222,066
  # of Portfolio Investments41
  Portfolio Turnover Rate7%
  Total Advisory Fees Paid$2,280,992

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Holdings

MFS Value Portfolio, Class A	5.8
T. Rowe Price Large Cap Value Portfolio, Class A	5.2
Invesco Comstock Portfolio, Class A	5.2
Jennison Growth Portfolio, Class A	4.9
Loomis Sayles Growth Portfolio, Class A	4.6
Harris Oakmark International Portfolio, Class A	4.5
Brighthouse/Wellington Core Equity Opportunities Portfolio, Class A	4.5
Baillie Gifford International Stock Portfolio, Class A	4.5
Brighthouse/Wellington Large Cap Research Portfolio, Class A	4.3
BlackRock Bond Income Portfolio, Class A	4.2

Asset Allocation

Value	Value
International Fixed Income	2.0
Real Estate Equities	2.5
U.S. Mid Cap Equities	2.5
High Yield Fixed Income	3.3
Emerging Market Equities	3.5
Global Equities	4.4
U.S. Small Cap Equities	8.5
Investment Grade Fixed Income	13.2
International Developed Market Equities	18.5
U.S. Large Cap Equities	41.6

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Brighthouse Asset Allocation 80 Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Brighthouse Asset Allocation 80 Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$16	0.31%

Key Fund Statistics

  Total Net Assets$8,375,222,066
  # of Portfolio Investments41
  Portfolio Turnover Rate7%
  Total Advisory Fees Paid$2,280,992

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Holdings

MFS Value Portfolio, Class A	5.8
T. Rowe Price Large Cap Value Portfolio, Class A	5.2
Invesco Comstock Portfolio, Class A	5.2
Jennison Growth Portfolio, Class A	4.9
Loomis Sayles Growth Portfolio, Class A	4.6
Harris Oakmark International Portfolio, Class A	4.5
Brighthouse/Wellington Core Equity Opportunities Portfolio, Class A	4.5
Baillie Gifford International Stock Portfolio, Class A	4.5
Brighthouse/Wellington Large Cap Research Portfolio, Class A	4.3
BlackRock Bond Income Portfolio, Class A	4.2

Asset Allocation

Value	Value
International Fixed Income	2.0
Real Estate Equities	2.5
U.S. Mid Cap Equities	2.5
High Yield Fixed Income	3.3
Emerging Market Equities	3.5
Global Equities	4.4
U.S. Small Cap Equities	8.5
Investment Grade Fixed Income	13.2
International Developed Market Equities	18.5
U.S. Large Cap Equities	41.6

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Brighthouse/Artisan Mid Cap Value Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Brighthouse/Artisan Mid Cap Value Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$38	0.77%

Key Fund Statistics

  Total Net Assets$741,588,879
  # of Portfolio Investments81
  Portfolio Turnover Rate7%
  Total Advisory Fees Paid$2,758,217

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Analog Devices, Inc.	4.6
First Citizens BancShares, Inc.	4.4
Vontier Corp.	3.2
Lamar Advertising Co.	3.0
U-Haul Holding Co. (Non-Voting Shares)	2.9
News Corp.	2.9
Arch Capital Group Ltd.	2.6
Expedia Group, Inc.	2.5
NOV, Inc.	2.4
Moelis & Co.	2.2

Top 10 Sectors

Value	Value
Energy	2.4
Utilities	4.1
Real Estate	6.6
Consumer Staples	6.9
Health Care	9.5
Communication Services	10.8
Information Technology	11.1
Industrials	11.8
Consumer Discretionary	12.5
Financials	21.0

Top Countries

Value	Value
Canada	1.5
Israel	1.8
United States	93.4

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Brighthouse/Artisan Mid Cap Value Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Brighthouse/Artisan Mid Cap Value Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$51	1.02%

Key Fund Statistics

  Total Net Assets$741,588,879
  # of Portfolio Investments81
  Portfolio Turnover Rate7%
  Total Advisory Fees Paid$2,758,217

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Analog Devices, Inc.	4.6
First Citizens BancShares, Inc.	4.4
Vontier Corp.	3.2
Lamar Advertising Co.	3.0
U-Haul Holding Co. (Non-Voting Shares)	2.9
News Corp.	2.9
Arch Capital Group Ltd.	2.6
Expedia Group, Inc.	2.5
NOV, Inc.	2.4
Moelis & Co.	2.2

Top 10 Sectors

Value	Value
Energy	2.4
Utilities	4.1
Real Estate	6.6
Consumer Staples	6.9
Health Care	9.5
Communication Services	10.8
Information Technology	11.1
Industrials	11.8
Consumer Discretionary	12.5
Financials	21.0

Top Countries

Value	Value
Canada	1.5
Israel	1.8
United States	93.4

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Brighthouse/Artisan Mid Cap Value Portfolio: Class E

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Brighthouse/Artisan Mid Cap Value Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$46	0.92%

Key Fund Statistics

  Total Net Assets$741,588,879
  # of Portfolio Investments81
  Portfolio Turnover Rate7%
  Total Advisory Fees Paid$2,758,217

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Analog Devices, Inc.	4.6
First Citizens BancShares, Inc.	4.4
Vontier Corp.	3.2
Lamar Advertising Co.	3.0
U-Haul Holding Co. (Non-Voting Shares)	2.9
News Corp.	2.9
Arch Capital Group Ltd.	2.6
Expedia Group, Inc.	2.5
NOV, Inc.	2.4
Moelis & Co.	2.2

Top 10 Sectors

Value	Value
Energy	2.4
Utilities	4.1
Real Estate	6.6
Consumer Staples	6.9
Health Care	9.5
Communication Services	10.8
Information Technology	11.1
Industrials	11.8
Consumer Discretionary	12.5
Financials	21.0

Top Countries

Value	Value
Canada	1.5
Israel	1.8
United States	93.4

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Brighthouse/Dimensional International Small Company Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$40	0.80%

Key Fund Statistics

  Total Net Assets$503,928,801
  # of Portfolio Investments3,628
  Portfolio Turnover Rate4%
  Total Advisory Fees Paid$1,676,846

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Celestica, Inc.	0.3
Banco de Sabadell SA	0.3
PSP Swiss Property AG	0.3
Wartsila Oyj Abp	0.3
Swiss Prime Site AG	0.3
Helvetia Holding AG	0.3
Baloise Holding AG	0.3
Georg Fischer AG	0.3
Bankinter SA	0.3
LEG Immobilien SE	0.3

Top 10 Sectors

Value	Value
Communication Services	3.6
Real Estate	4.2
Health Care	4.9
Energy	5.0
Consumer Staples	6.3
Information Technology	9.3
Materials	11.8
Consumer Discretionary	12.2
Financials	14.0
Industrials	24.8

Top 10 Countries

Value	Value
Sweden	2.8
Denmark	3.0
Italy	4.1
France	4.7
Germany	6.3
Australia	6.5
Switzerland	7.8
Canada	10.4
United Kingdom	12.5
Japan	23.0

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Brighthouse/Dimensional International Small Company Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$53	1.05%

Key Fund Statistics

  Total Net Assets$503,928,801
  # of Portfolio Investments3,628
  Portfolio Turnover Rate4%
  Total Advisory Fees Paid$1,676,846

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Celestica, Inc.	0.3
Banco de Sabadell SA	0.3
PSP Swiss Property AG	0.3
Wartsila Oyj Abp	0.3
Swiss Prime Site AG	0.3
Helvetia Holding AG	0.3
Baloise Holding AG	0.3
Georg Fischer AG	0.3
Bankinter SA	0.3
LEG Immobilien SE	0.3

Top 10 Sectors

Value	Value
Communication Services	3.6
Real Estate	4.2
Health Care	4.9
Energy	5.0
Consumer Staples	6.3
Information Technology	9.3
Materials	11.8
Consumer Discretionary	12.2
Financials	14.0
Industrials	24.8

Top 10 Countries

Value	Value
Sweden	2.8
Denmark	3.0
Italy	4.1
France	4.7
Germany	6.3
Australia	6.5
Switzerland	7.8
Canada	10.4
United Kingdom	12.5
Japan	23.0

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Brighthouse/Wellington Balanced Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$25	0.49%

Key Fund Statistics

  Total Net Assets$1,199,009,219
  # of Portfolio Investments1,577
  Portfolio Turnover Rate106%
  Total Advisory Fees Paid$2,563,853

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Apple, Inc.	3.8
Microsoft Corp.	3.6
Amazon.com, Inc.	3.4
Alphabet, Inc.	3.2
NVIDIA Corp.	3.1
Eli Lilly & Co.	1.3
Exxon Mobil Corp.	1.2
Adobe, Inc.	1.2
TJX Cos., Inc.	0.9
Advanced Micro Devices, Inc.	0.9

Top 10 Fixed Income Issuers

Federal National Mortgage Association	5.5
U.S. Treasury Bonds	3.8
Uniform Mortgage-Backed Security, TBA	2.7
Federal Home Loan Mortgage Corp.	2.3
Government National Mortgage Association	1.7
U.S. Treasury Notes	1.6
U.S. Treasury Inflation-Indexed Notes	1.2
Federal Home Loan Mortgage Corp. STACR REMICS Trust	0.5
U.S. Treasury Inflation-Indexed Bonds	0.5
Government National Mortgage Association, TBA	0.4

Top 10 Countries

Value	Value
Romania	0.2
Ireland	0.3
China	0.3
Bermuda	0.3
Switzerland	0.3
Canada	0.4
France	0.4
Cayman Islands	0.8
United Kingdom	1.0
United States	97.6

Asset Allocation

Value	Value
Municipals	0.5
Short-Term Investments	0.9
Foreign Government	1.1
Asset-Backed Securities	3.3
Mortgage-Backed Securities	3.6
Corporate Bonds & Notes	10.8
U.S. Treasury & Government Agencies	23.1
Common Stocks	61.4

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Brighthouse/Wellington Balanced Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$38	0.74%

Key Fund Statistics

  Total Net Assets$1,199,009,219
  # of Portfolio Investments1,577
  Portfolio Turnover Rate106%
  Total Advisory Fees Paid$2,563,853

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Apple, Inc.	3.8
Microsoft Corp.	3.6
Amazon.com, Inc.	3.4
Alphabet, Inc.	3.2
NVIDIA Corp.	3.1
Eli Lilly & Co.	1.3
Exxon Mobil Corp.	1.2
Adobe, Inc.	1.2
TJX Cos., Inc.	0.9
Advanced Micro Devices, Inc.	0.9

Top 10 Fixed Income Issuers

Federal National Mortgage Association	5.5
U.S. Treasury Bonds	3.8
Uniform Mortgage-Backed Security, TBA	2.7
Federal Home Loan Mortgage Corp.	2.3
Government National Mortgage Association	1.7
U.S. Treasury Notes	1.6
U.S. Treasury Inflation-Indexed Notes	1.2
Federal Home Loan Mortgage Corp. STACR REMICS Trust	0.5
U.S. Treasury Inflation-Indexed Bonds	0.5
Government National Mortgage Association, TBA	0.4

Top 10 Countries

Value	Value
Romania	0.2
Ireland	0.3
China	0.3
Bermuda	0.3
Switzerland	0.3
Canada	0.4
France	0.4
Cayman Islands	0.8
United Kingdom	1.0
United States	97.6

Asset Allocation

Value	Value
Municipals	0.5
Short-Term Investments	0.9
Foreign Government	1.1
Asset-Backed Securities	3.3
Mortgage-Backed Securities	3.6
Corporate Bonds & Notes	10.8
U.S. Treasury & Government Agencies	23.1
Common Stocks	61.4

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio: Class E

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Brighthouse/Wellington Balanced Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$33	0.64%

Key Fund Statistics

  Total Net Assets$1,199,009,219
  # of Portfolio Investments1,577
  Portfolio Turnover Rate106%
  Total Advisory Fees Paid$2,563,853

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Apple, Inc.	3.8
Microsoft Corp.	3.6
Amazon.com, Inc.	3.4
Alphabet, Inc.	3.2
NVIDIA Corp.	3.1
Eli Lilly & Co.	1.3
Exxon Mobil Corp.	1.2
Adobe, Inc.	1.2
TJX Cos., Inc.	0.9
Advanced Micro Devices, Inc.	0.9

Top 10 Fixed Income Issuers

Federal National Mortgage Association	5.5
U.S. Treasury Bonds	3.8
Uniform Mortgage-Backed Security, TBA	2.7
Federal Home Loan Mortgage Corp.	2.3
Government National Mortgage Association	1.7
U.S. Treasury Notes	1.6
U.S. Treasury Inflation-Indexed Notes	1.2
Federal Home Loan Mortgage Corp. STACR REMICS Trust	0.5
U.S. Treasury Inflation-Indexed Bonds	0.5
Government National Mortgage Association, TBA	0.4

Top 10 Countries

Value	Value
Romania	0.2
Ireland	0.3
China	0.3
Bermuda	0.3
Switzerland	0.3
Canada	0.4
France	0.4
Cayman Islands	0.8
United Kingdom	1.0
United States	97.6

Asset Allocation

Value	Value
Municipals	0.5
Short-Term Investments	0.9
Foreign Government	1.1
Asset-Backed Securities	3.3
Mortgage-Backed Securities	3.6
Corporate Bonds & Notes	10.8
U.S. Treasury & Government Agencies	23.1
Common Stocks	61.4

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Brighthouse/Wellington Core Equity Opportunities Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Brighthouse/Wellington Core Equity Opportunities Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$29	0.58%

Key Fund Statistics

  Total Net Assets$3,044,274,729
  # of Portfolio Investments46
  Portfolio Turnover Rate7%
  Total Advisory Fees Paid$8,691,635

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Microsoft Corp.	4.4
Stryker Corp.	3.6
Apple, Inc.	3.5
UnitedHealth Group, Inc.	3.4
Danaher Corp.	3.3
Honeywell International, Inc.	3.2
McDonald's Corp.	3.1
Linde PLC	3.1
Visa, Inc.	3.0
Texas Instruments, Inc.	2.9

Top Sectors

Value	Value
Real Estate	3.1
Materials	5.2
Consumer Discretionary	9.9
Consumer Staples	13.5
Financials	14.2
Information Technology	15.1
Health Care	18.5
Industrials	18.9

Top Countries

Value	Value
Canada	2.3
United Kingdom	2.4
United States	93.7

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Brighthouse/Wellington Core Equity Opportunities Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Brighthouse/Wellington Core Equity Opportunities Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$42	0.83%

Key Fund Statistics

  Total Net Assets$3,044,274,729
  # of Portfolio Investments46
  Portfolio Turnover Rate7%
  Total Advisory Fees Paid$8,691,635

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Microsoft Corp.	4.4
Stryker Corp.	3.6
Apple, Inc.	3.5
UnitedHealth Group, Inc.	3.4
Danaher Corp.	3.3
Honeywell International, Inc.	3.2
McDonald's Corp.	3.1
Linde PLC	3.1
Visa, Inc.	3.0
Texas Instruments, Inc.	2.9

Top Sectors

Value	Value
Real Estate	3.1
Materials	5.2
Consumer Discretionary	9.9
Consumer Staples	13.5
Financials	14.2
Information Technology	15.1
Health Care	18.5
Industrials	18.9

Top Countries

Value	Value
Canada	2.3
United Kingdom	2.4
United States	93.7

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Brighthouse/Wellington Core Equity Opportunities Portfolio: Class E

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Brighthouse/Wellington Core Equity Opportunities Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$37	0.73%

Key Fund Statistics

  Total Net Assets$3,044,274,729
  # of Portfolio Investments46
  Portfolio Turnover Rate7%
  Total Advisory Fees Paid$8,691,635

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Microsoft Corp.	4.4
Stryker Corp.	3.6
Apple, Inc.	3.5
UnitedHealth Group, Inc.	3.4
Danaher Corp.	3.3
Honeywell International, Inc.	3.2
McDonald's Corp.	3.1
Linde PLC	3.1
Visa, Inc.	3.0
Texas Instruments, Inc.	2.9

Top Sectors

Value	Value
Real Estate	3.1
Materials	5.2
Consumer Discretionary	9.9
Consumer Staples	13.5
Financials	14.2
Information Technology	15.1
Health Care	18.5
Industrials	18.9

Top Countries

Value	Value
Canada	2.3
United Kingdom	2.4
United States	93.7

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Frontier Mid Cap Growth Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Frontier Mid Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$36	0.71%

Key Fund Statistics

  Total Net Assets$1,041,342,800
  # of Portfolio Investments119
  Portfolio Turnover Rate20%
  Total Advisory Fees Paid$3,541,795

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Apollo Global Management, Inc.	3.1
FTAI Aviation Ltd.	2.6
Crowdstrike Holdings, Inc.	2.5
KKR & Co., Inc.	2.2
Monolithic Power Systems, Inc.	2.2
Fair Isaac Corp.	2.1
Natera, Inc.	2.0
Trade Desk, Inc.	1.9
Dexcom, Inc.	1.9
XPO, Inc.	1.9

Top 10 Sectors

Value	Value
Consumer Staples	1.2
Real Estate	1.8
Energy	2.2
Materials	3.5
Communication Services	3.6
Financials	10.2
Consumer Discretionary	13.3
Industrials	18.3
Health Care	20.4
Information Technology	23.8

Top Countries

Value	Value
Israel	1.4
Switzerland	1.8
United States	95.0

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Frontier Mid Cap Growth Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Frontier Mid Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$49	0.96%

Key Fund Statistics

  Total Net Assets$1,041,342,800
  # of Portfolio Investments119
  Portfolio Turnover Rate20%
  Total Advisory Fees Paid$3,541,795

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Apollo Global Management, Inc.	3.1
FTAI Aviation Ltd.	2.6
Crowdstrike Holdings, Inc.	2.5
KKR & Co., Inc.	2.2
Monolithic Power Systems, Inc.	2.2
Fair Isaac Corp.	2.1
Natera, Inc.	2.0
Trade Desk, Inc.	1.9
Dexcom, Inc.	1.9
XPO, Inc.	1.9

Top 10 Sectors

Value	Value
Consumer Staples	1.2
Real Estate	1.8
Energy	2.2
Materials	3.5
Communication Services	3.6
Financials	10.2
Consumer Discretionary	13.3
Industrials	18.3
Health Care	20.4
Information Technology	23.8

Top Countries

Value	Value
Israel	1.4
Switzerland	1.8
United States	95.0

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Frontier Mid Cap Growth Portfolio: Class D

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Frontier Mid Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class D	$42	0.81%

Key Fund Statistics

  Total Net Assets$1,041,342,800
  # of Portfolio Investments119
  Portfolio Turnover Rate20%
  Total Advisory Fees Paid$3,541,795

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Apollo Global Management, Inc.	3.1
FTAI Aviation Ltd.	2.6
Crowdstrike Holdings, Inc.	2.5
KKR & Co., Inc.	2.2
Monolithic Power Systems, Inc.	2.2
Fair Isaac Corp.	2.1
Natera, Inc.	2.0
Trade Desk, Inc.	1.9
Dexcom, Inc.	1.9
XPO, Inc.	1.9

Top 10 Sectors

Value	Value
Consumer Staples	1.2
Real Estate	1.8
Energy	2.2
Materials	3.5
Communication Services	3.6
Financials	10.2
Consumer Discretionary	13.3
Industrials	18.3
Health Care	20.4
Information Technology	23.8

Top Countries

Value	Value
Israel	1.4
Switzerland	1.8
United States	95.0

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Frontier Mid Cap Growth Portfolio: Class E

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Frontier Mid Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$44	0.86%

Key Fund Statistics

  Total Net Assets$1,041,342,800
  # of Portfolio Investments119
  Portfolio Turnover Rate20%
  Total Advisory Fees Paid$3,541,795

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Apollo Global Management, Inc.	3.1
FTAI Aviation Ltd.	2.6
Crowdstrike Holdings, Inc.	2.5
KKR & Co., Inc.	2.2
Monolithic Power Systems, Inc.	2.2
Fair Isaac Corp.	2.1
Natera, Inc.	2.0
Trade Desk, Inc.	1.9
Dexcom, Inc.	1.9
XPO, Inc.	1.9

Top 10 Sectors

Value	Value
Consumer Staples	1.2
Real Estate	1.8
Energy	2.2
Materials	3.5
Communication Services	3.6
Financials	10.2
Consumer Discretionary	13.3
Industrials	18.3
Health Care	20.4
Information Technology	23.8

Top Countries

Value	Value
Israel	1.4
Switzerland	1.8
United States	95.0

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Jennison Growth Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Jennison Growth Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$30	0.54%

Key Fund Statistics

  Total Net Assets$2,979,289,952
  # of Portfolio Investments73
  Portfolio Turnover Rate17%
  Total Advisory Fees Paid$7,278,752

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

NVIDIA Corp.	9.8
Amazon.com, Inc.	8.7
Microsoft Corp.	8.5
Apple, Inc.	5.3
Meta Platforms, Inc.	5.1
Broadcom, Inc.	4.8
Alphabet, Inc.	4.6
Eli Lilly & Co.	4.5
Netflix, Inc.	3.2
Visa, Inc.	2.5

Top Sectors

Value	Value
Consumer Staples	2.9
Industrials	3.8
Financials	6.9
Health Care	11.0
Communication Services	15.3
Consumer Discretionary	18.0
Information Technology	41.7

Top Countries

Value	Value
United Kingdom	1.1
France	1.2
Brazil	1.5
Netherlands	1.6
Denmark	2.3
United States	91.8

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Jennison Growth Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Jennison Growth Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$43	0.79%

Key Fund Statistics

  Total Net Assets$2,979,289,952
  # of Portfolio Investments73
  Portfolio Turnover Rate17%
  Total Advisory Fees Paid$7,278,752

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

NVIDIA Corp.	9.8
Amazon.com, Inc.	8.7
Microsoft Corp.	8.5
Apple, Inc.	5.3
Meta Platforms, Inc.	5.1
Broadcom, Inc.	4.8
Alphabet, Inc.	4.6
Eli Lilly & Co.	4.5
Netflix, Inc.	3.2
Visa, Inc.	2.5

Top Sectors

Value	Value
Consumer Staples	2.9
Industrials	3.8
Financials	6.9
Health Care	11.0
Communication Services	15.3
Consumer Discretionary	18.0
Information Technology	41.7

Top Countries

Value	Value
United Kingdom	1.1
France	1.2
Brazil	1.5
Netherlands	1.6
Denmark	2.3
United States	91.8

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Jennison Growth Portfolio: Class E

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Jennison Growth Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$38	0.69%

Key Fund Statistics

  Total Net Assets$2,979,289,952
  # of Portfolio Investments73
  Portfolio Turnover Rate17%
  Total Advisory Fees Paid$7,278,752

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

NVIDIA Corp.	9.8
Amazon.com, Inc.	8.7
Microsoft Corp.	8.5
Apple, Inc.	5.3
Meta Platforms, Inc.	5.1
Broadcom, Inc.	4.8
Alphabet, Inc.	4.6
Eli Lilly & Co.	4.5
Netflix, Inc.	3.2
Visa, Inc.	2.5

Top Sectors

Value	Value
Consumer Staples	2.9
Industrials	3.8
Financials	6.9
Health Care	11.0
Communication Services	15.3
Consumer Discretionary	18.0
Information Technology	41.7

Top Countries

Value	Value
United Kingdom	1.1
France	1.2
Brazil	1.5
Netherlands	1.6
Denmark	2.3
United States	91.8

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Loomis Sayles Small Cap Core Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Loomis Sayles Small Cap Core Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$46	0.90%

Key Fund Statistics

  Total Net Assets$374,651,330
  # of Portfolio Investments215
  Portfolio Turnover Rate14%
  Total Advisory Fees Paid$1,528,711

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Weatherford International PLC	2.5
Moog, Inc.	1.6
Vontier Corp.	1.4
Noble Corp. PLC	1.2
U.S. Cellular Corp.	1.2
Tidewater, Inc.	1.2
Tenet Healthcare Corp.	1.2
Northern Oil & Gas, Inc.	1.1
Arcosa, Inc.	1.1
Federal Agricultural Mortgage Corp.	1.1

Top 10 Sectors

Value	Value
Communication Services	2.6
Real Estate	2.8
Materials	3.6
Consumer Staples	4.2
Consumer Discretionary	8.1
Energy	10.9
Information Technology	11.5
Health Care	12.2
Financials	16.0
Industrials	24.5

Top Countries

Value	Value
Israel	0.1
Ghana	0.5
United Kingdom	0.6
Switzerland	0.6
Canada	0.8
Puerto Rico	1.2
United States	94.1

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Loomis Sayles Small Cap Core Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Loomis Sayles Small Cap Core Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$59	1.15%

Key Fund Statistics

  Total Net Assets$374,651,330
  # of Portfolio Investments215
  Portfolio Turnover Rate14%
  Total Advisory Fees Paid$1,528,711

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Weatherford International PLC	2.5
Moog, Inc.	1.6
Vontier Corp.	1.4
Noble Corp. PLC	1.2
U.S. Cellular Corp.	1.2
Tidewater, Inc.	1.2
Tenet Healthcare Corp.	1.2
Northern Oil & Gas, Inc.	1.1
Arcosa, Inc.	1.1
Federal Agricultural Mortgage Corp.	1.1

Top 10 Sectors

Value	Value
Communication Services	2.6
Real Estate	2.8
Materials	3.6
Consumer Staples	4.2
Consumer Discretionary	8.1
Energy	10.9
Information Technology	11.5
Health Care	12.2
Financials	16.0
Industrials	24.5

Top Countries

Value	Value
Israel	0.1
Ghana	0.5
United Kingdom	0.6
Switzerland	0.6
Canada	0.8
Puerto Rico	1.2
United States	94.1

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Loomis Sayles Small Cap Core Portfolio: Class E

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Loomis Sayles Small Cap Core Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$54	1.05%

Key Fund Statistics

  Total Net Assets$374,651,330
  # of Portfolio Investments215
  Portfolio Turnover Rate14%
  Total Advisory Fees Paid$1,528,711

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Weatherford International PLC	2.5
Moog, Inc.	1.6
Vontier Corp.	1.4
Noble Corp. PLC	1.2
U.S. Cellular Corp.	1.2
Tidewater, Inc.	1.2
Tenet Healthcare Corp.	1.2
Northern Oil & Gas, Inc.	1.1
Arcosa, Inc.	1.1
Federal Agricultural Mortgage Corp.	1.1

Top 10 Sectors

Value	Value
Communication Services	2.6
Real Estate	2.8
Materials	3.6
Consumer Staples	4.2
Consumer Discretionary	8.1
Energy	10.9
Information Technology	11.5
Health Care	12.2
Financials	16.0
Industrials	24.5

Top Countries

Value	Value
Israel	0.1
Ghana	0.5
United Kingdom	0.6
Switzerland	0.6
Canada	0.8
Puerto Rico	1.2
United States	94.1

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Loomis Sayles Small Cap Growth Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Loomis Sayles Small Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$45	0.88%

Key Fund Statistics

  Total Net Assets$353,767,054
  # of Portfolio Investments111
  Portfolio Turnover Rate17%
  Total Advisory Fees Paid$1,485,992

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

MACOM Technology Solutions Holdings, Inc.	2.3
Weatherford International PLC	1.9
Casella Waste Systems, Inc.	1.8
Onto Innovation, Inc.	1.7
Medpace Holdings, Inc.	1.6
Varonis Systems, Inc.	1.6
Merit Medical Systems, Inc.	1.6
Hamilton Lane, Inc.	1.6
Vertex, Inc.	1.5
Applied Industrial Technologies, Inc.	1.5

Top Sectors

Value	Value
Materials	2.1
Consumer Staples	5.5
Energy	6.1
Financials	7.9
Consumer Discretionary	11.2
Information Technology	19.6
Health Care	22.0
Industrials	22.9

Top Countries

Value	Value
United Kingdom	0.3
Israel	0.5
Canada	0.7
Puerto Rico	1.1
United States	94.7

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Loomis Sayles Small Cap Growth Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Loomis Sayles Small Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$58	1.13%

Key Fund Statistics

  Total Net Assets$353,767,054
  # of Portfolio Investments111
  Portfolio Turnover Rate17%
  Total Advisory Fees Paid$1,485,992

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

MACOM Technology Solutions Holdings, Inc.	2.3
Weatherford International PLC	1.9
Casella Waste Systems, Inc.	1.8
Onto Innovation, Inc.	1.7
Medpace Holdings, Inc.	1.6
Varonis Systems, Inc.	1.6
Merit Medical Systems, Inc.	1.6
Hamilton Lane, Inc.	1.6
Vertex, Inc.	1.5
Applied Industrial Technologies, Inc.	1.5

Top Sectors

Value	Value
Materials	2.1
Consumer Staples	5.5
Energy	6.1
Financials	7.9
Consumer Discretionary	11.2
Information Technology	19.6
Health Care	22.0
Industrials	22.9

Top Countries

Value	Value
United Kingdom	0.3
Israel	0.5
Canada	0.7
Puerto Rico	1.1
United States	94.7

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Loomis Sayles Small Cap Growth Portfolio: Class E

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Loomis Sayles Small Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$53	1.03%

Key Fund Statistics

  Total Net Assets$353,767,054
  # of Portfolio Investments111
  Portfolio Turnover Rate17%
  Total Advisory Fees Paid$1,485,992

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

MACOM Technology Solutions Holdings, Inc.	2.3
Weatherford International PLC	1.9
Casella Waste Systems, Inc.	1.8
Onto Innovation, Inc.	1.7
Medpace Holdings, Inc.	1.6
Varonis Systems, Inc.	1.6
Merit Medical Systems, Inc.	1.6
Hamilton Lane, Inc.	1.6
Vertex, Inc.	1.5
Applied Industrial Technologies, Inc.	1.5

Top Sectors

Value	Value
Materials	2.1
Consumer Staples	5.5
Energy	6.1
Financials	7.9
Consumer Discretionary	11.2
Information Technology	19.6
Health Care	22.0
Industrials	22.9

Top Countries

Value	Value
United Kingdom	0.3
Israel	0.5
Canada	0.7
Puerto Rico	1.1
United States	94.7

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the MetLife Aggregate Bond Index Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$14	0.28%

Key Fund Statistics

  Total Net Assets$1,890,056,873
  # of Portfolio Investments1,391
  Portfolio Turnover Rate9%
  Total Advisory Fees Paid$2,285,808

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Fixed Income Issuers

U.S. Treasury Notes	33.8
Federal National Mortgage Association	13.6
U.S. Treasury Bonds	8.8
Federal Home Loan Mortgage Corp.	6.7
Government National Mortgage Association	5.6
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates	0.7
Bank of America Corp.	0.6
JPMorgan Chase & Co.	0.6
Wells Fargo & Co.	0.4
Citigroup, Inc.	0.4

Asset Allocation

Value	Value
Short-Term Investments	0.3
Asset-Backed Securities	0.4
Municipals	0.5
Mortgage-Backed Securities	0.8
Foreign Government	1.5
Corporate Bonds & Notes	25.8
U.S. Treasury & Government Agencies	70.0

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the MetLife Aggregate Bond Index Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$26	0.53%

Key Fund Statistics

  Total Net Assets$1,890,056,873
  # of Portfolio Investments1,391
  Portfolio Turnover Rate9%
  Total Advisory Fees Paid$2,285,808

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Fixed Income Issuers

U.S. Treasury Notes	33.8
Federal National Mortgage Association	13.6
U.S. Treasury Bonds	8.8
Federal Home Loan Mortgage Corp.	6.7
Government National Mortgage Association	5.6
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates	0.7
Bank of America Corp.	0.6
JPMorgan Chase & Co.	0.6
Wells Fargo & Co.	0.4
Citigroup, Inc.	0.4

Asset Allocation

Value	Value
Short-Term Investments	0.3
Asset-Backed Securities	0.4
Municipals	0.5
Mortgage-Backed Securities	0.8
Foreign Government	1.5
Corporate Bonds & Notes	25.8
U.S. Treasury & Government Agencies	70.0

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio: Class E

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the MetLife Aggregate Bond Index Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$21	0.43%

Key Fund Statistics

  Total Net Assets$1,890,056,873
  # of Portfolio Investments1,391
  Portfolio Turnover Rate9%
  Total Advisory Fees Paid$2,285,808

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Fixed Income Issuers

U.S. Treasury Notes	33.8
Federal National Mortgage Association	13.6
U.S. Treasury Bonds	8.8
Federal Home Loan Mortgage Corp.	6.7
Government National Mortgage Association	5.6
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates	0.7
Bank of America Corp.	0.6
JPMorgan Chase & Co.	0.6
Wells Fargo & Co.	0.4
Citigroup, Inc.	0.4

Asset Allocation

Value	Value
Short-Term Investments	0.3
Asset-Backed Securities	0.4
Municipals	0.5
Mortgage-Backed Securities	0.8
Foreign Government	1.5
Corporate Bonds & Notes	25.8
U.S. Treasury & Government Agencies	70.0

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio: Class G

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the MetLife Aggregate Bond Index Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class G	$29	0.58%

Key Fund Statistics

  Total Net Assets$1,890,056,873
  # of Portfolio Investments1,391
  Portfolio Turnover Rate9%
  Total Advisory Fees Paid$2,285,808

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Fixed Income Issuers

U.S. Treasury Notes	33.8
Federal National Mortgage Association	13.6
U.S. Treasury Bonds	8.8
Federal Home Loan Mortgage Corp.	6.7
Government National Mortgage Association	5.6
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates	0.7
Bank of America Corp.	0.6
JPMorgan Chase & Co.	0.6
Wells Fargo & Co.	0.4
Citigroup, Inc.	0.4

Asset Allocation

Value	Value
Short-Term Investments	0.3
Asset-Backed Securities	0.4
Municipals	0.5
Mortgage-Backed Securities	0.8
Foreign Government	1.5
Corporate Bonds & Notes	25.8
U.S. Treasury & Government Agencies	70.0

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

MetLife Mid Cap Stock Index Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the MetLife Mid Cap Stock Index Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$15	0.30%

Key Fund Statistics

  Total Net Assets$1,021,886,767
  # of Portfolio Investments443
  Portfolio Turnover Rate17%
  Total Advisory Fees Paid$1,275,197

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

SPDR S&P MidCap 400 ETF Trust	2.6
Pure Storage, Inc.	0.7
Carlisle Cos., Inc.	0.7
Williams-Sonoma, Inc.	0.7
EMCOR Group, Inc.	0.6
Lennox International, Inc.	0.6
Illumina, Inc.	0.6
Reliance, Inc.	0.6
BioMarin Pharmaceutical, Inc.	0.6
Burlington Stores, Inc.	0.6

Top 10 Sectors

Value	Value
Utilities	2.5
Consumer Staples	4.5
Energy	5.7
Materials	6.2
Real Estate	6.7
Health Care	8.8
Information Technology	9.1
Consumer Discretionary	14.0
Financials	15.3
Industrials	21.1

Top Countries

Value	Value
Japan	0.1
Jersey, Channel Islands	0.1
Sweden	0.3
Bermuda	0.4
Canada	0.5
United States	96.5

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

MetLife Mid Cap Stock Index Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the MetLife Mid Cap Stock Index Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$28	0.55%

Key Fund Statistics

  Total Net Assets$1,021,886,767
  # of Portfolio Investments443
  Portfolio Turnover Rate17%
  Total Advisory Fees Paid$1,275,197

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

SPDR S&P MidCap 400 ETF Trust	2.6
Pure Storage, Inc.	0.7
Carlisle Cos., Inc.	0.7
Williams-Sonoma, Inc.	0.7
EMCOR Group, Inc.	0.6
Lennox International, Inc.	0.6
Illumina, Inc.	0.6
Reliance, Inc.	0.6
BioMarin Pharmaceutical, Inc.	0.6
Burlington Stores, Inc.	0.6

Top 10 Sectors

Value	Value
Utilities	2.5
Consumer Staples	4.5
Energy	5.7
Materials	6.2
Real Estate	6.7
Health Care	8.8
Information Technology	9.1
Consumer Discretionary	14.0
Financials	15.3
Industrials	21.1

Top Countries

Value	Value
Japan	0.1
Jersey, Channel Islands	0.1
Sweden	0.3
Bermuda	0.4
Canada	0.5
United States	96.5

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

MetLife Mid Cap Stock Index Portfolio: Class E

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the MetLife Mid Cap Stock Index Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$23	0.45%

Key Fund Statistics

  Total Net Assets$1,021,886,767
  # of Portfolio Investments443
  Portfolio Turnover Rate17%
  Total Advisory Fees Paid$1,275,197

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

SPDR S&P MidCap 400 ETF Trust	2.6
Pure Storage, Inc.	0.7
Carlisle Cos., Inc.	0.7
Williams-Sonoma, Inc.	0.7
EMCOR Group, Inc.	0.6
Lennox International, Inc.	0.6
Illumina, Inc.	0.6
Reliance, Inc.	0.6
BioMarin Pharmaceutical, Inc.	0.6
Burlington Stores, Inc.	0.6

Top 10 Sectors

Value	Value
Utilities	2.5
Consumer Staples	4.5
Energy	5.7
Materials	6.2
Real Estate	6.7
Health Care	8.8
Information Technology	9.1
Consumer Discretionary	14.0
Financials	15.3
Industrials	21.1

Top Countries

Value	Value
Japan	0.1
Jersey, Channel Islands	0.1
Sweden	0.3
Bermuda	0.4
Canada	0.5
United States	96.5

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

MetLife Mid Cap Stock Index Portfolio: Class G

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the MetLife Mid Cap Stock Index Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class G	$31	0.60%

Key Fund Statistics

  Total Net Assets$1,021,886,767
  # of Portfolio Investments443
  Portfolio Turnover Rate17%
  Total Advisory Fees Paid$1,275,197

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

SPDR S&P MidCap 400 ETF Trust	2.6
Pure Storage, Inc.	0.7
Carlisle Cos., Inc.	0.7
Williams-Sonoma, Inc.	0.7
EMCOR Group, Inc.	0.6
Lennox International, Inc.	0.6
Illumina, Inc.	0.6
Reliance, Inc.	0.6
BioMarin Pharmaceutical, Inc.	0.6
Burlington Stores, Inc.	0.6

Top 10 Sectors

Value	Value
Utilities	2.5
Consumer Staples	4.5
Energy	5.7
Materials	6.2
Real Estate	6.7
Health Care	8.8
Information Technology	9.1
Consumer Discretionary	14.0
Financials	15.3
Industrials	21.1

Top Countries

Value	Value
Japan	0.1
Jersey, Channel Islands	0.1
Sweden	0.3
Bermuda	0.4
Canada	0.5
United States	96.5

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

MetLife MSCI EAFE® Index Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the MetLife MSCI EAFE® Index Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$19	0.38%

Key Fund Statistics

  Total Net Assets$943,591,288
  # of Portfolio Investments757
  Portfolio Turnover Rate6%
  Total Advisory Fees Paid$1,410,729

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Novo Nordisk AS	2.7
ASML Holding NV	2.4
iShares MSCI EAFE ETF	2.4
Nestle SA	1.6
AstraZeneca PLC	1.4
Shell PLC	1.3
Toyota Motor Corp.	1.3
SAP SE	1.2
LVMH Moet Hennessy Louis Vuitton SE	1.2
Novartis AG	1.2

Top 10 Sectors

Value	Value
Utilities	3.0
Communication Services	3.9
Energy	4.0
Materials	6.4
Consumer Staples	8.1
Information Technology	9.1
Consumer Discretionary	11.0
Health Care	12.9
Industrials	16.2
Financials	19.0

Top 10 Countries

Value	Value
Sweden	3.1
Denmark	3.8
Netherlands	4.7
Switzerland	6.1
Australia	7.2
Germany	8.2
United States	8.6
France	9.1
United Kingdom	10.3
Japan	21.8

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

MetLife MSCI EAFE® Index Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the MetLife MSCI EAFE® Index Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$32	0.63%

Key Fund Statistics

  Total Net Assets$943,591,288
  # of Portfolio Investments757
  Portfolio Turnover Rate6%
  Total Advisory Fees Paid$1,410,729

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Novo Nordisk AS	2.7
ASML Holding NV	2.4
iShares MSCI EAFE ETF	2.4
Nestle SA	1.6
AstraZeneca PLC	1.4
Shell PLC	1.3
Toyota Motor Corp.	1.3
SAP SE	1.2
LVMH Moet Hennessy Louis Vuitton SE	1.2
Novartis AG	1.2

Top 10 Sectors

Value	Value
Utilities	3.0
Communication Services	3.9
Energy	4.0
Materials	6.4
Consumer Staples	8.1
Information Technology	9.1
Consumer Discretionary	11.0
Health Care	12.9
Industrials	16.2
Financials	19.0

Top 10 Countries

Value	Value
Sweden	3.1
Denmark	3.8
Netherlands	4.7
Switzerland	6.1
Australia	7.2
Germany	8.2
United States	8.6
France	9.1
United Kingdom	10.3
Japan	21.8

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

MetLife MSCI EAFE® Index Portfolio: Class E

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the MetLife MSCI EAFE® Index Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$27	0.53%

Key Fund Statistics

  Total Net Assets$943,591,288
  # of Portfolio Investments757
  Portfolio Turnover Rate6%
  Total Advisory Fees Paid$1,410,729

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Novo Nordisk AS	2.7
ASML Holding NV	2.4
iShares MSCI EAFE ETF	2.4
Nestle SA	1.6
AstraZeneca PLC	1.4
Shell PLC	1.3
Toyota Motor Corp.	1.3
SAP SE	1.2
LVMH Moet Hennessy Louis Vuitton SE	1.2
Novartis AG	1.2

Top 10 Sectors

Value	Value
Utilities	3.0
Communication Services	3.9
Energy	4.0
Materials	6.4
Consumer Staples	8.1
Information Technology	9.1
Consumer Discretionary	11.0
Health Care	12.9
Industrials	16.2
Financials	19.0

Top 10 Countries

Value	Value
Sweden	3.1
Denmark	3.8
Netherlands	4.7
Switzerland	6.1
Australia	7.2
Germany	8.2
United States	8.6
France	9.1
United Kingdom	10.3
Japan	21.8

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

MetLife MSCI EAFE® Index Portfolio: Class G

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the MetLife MSCI EAFE® Index Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class G	$35	0.68%

Key Fund Statistics

  Total Net Assets$943,591,288
  # of Portfolio Investments757
  Portfolio Turnover Rate6%
  Total Advisory Fees Paid$1,410,729

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Novo Nordisk AS	2.7
ASML Holding NV	2.4
iShares MSCI EAFE ETF	2.4
Nestle SA	1.6
AstraZeneca PLC	1.4
Shell PLC	1.3
Toyota Motor Corp.	1.3
SAP SE	1.2
LVMH Moet Hennessy Louis Vuitton SE	1.2
Novartis AG	1.2

Top 10 Sectors

Value	Value
Utilities	3.0
Communication Services	3.9
Energy	4.0
Materials	6.4
Consumer Staples	8.1
Information Technology	9.1
Consumer Discretionary	11.0
Health Care	12.9
Industrials	16.2
Financials	19.0

Top 10 Countries

Value	Value
Sweden	3.1
Denmark	3.8
Netherlands	4.7
Switzerland	6.1
Australia	7.2
Germany	8.2
United States	8.6
France	9.1
United Kingdom	10.3
Japan	21.8

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

MetLife Russell 2000® Index Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the MetLife Russell 2000® Index Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$16	0.31%

Key Fund Statistics

  Total Net Assets$840,561,197
  # of Portfolio Investments1,890
  Portfolio Turnover Rate19%
  Total Advisory Fees Paid$1,045,667

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

iShares Russell 2000 ETF	2.8
Insmed, Inc.	0.4
FTAI Aviation Ltd.	0.4
Abercrombie & Fitch Co.	0.4
Fabrinet	0.4
Sprouts Farmers Market, Inc.	0.3
Vaxcyte, Inc.	0.3
Applied Industrial Technologies, Inc.	0.3
Fluor Corp.	0.3
HealthEquity, Inc.	0.3

Top 10 Sectors

Value	Value
Utilities	2.6
Consumer Staples	2.6
Materials	4.3
Real Estate	5.7
Energy	6.3
Consumer Discretionary	9.5
Information Technology	12.6
Industrials	16.2
Health Care	16.3
Financials	16.4

Top 10 Countries

Value	Value
Ireland	0.1
Bermuda	0.2
Jersey, Channel Islands	0.2
Monaco	0.2
Brazil	0.2
Norway	0.3
Puerto Rico	0.3
Thailand	0.3
Canada	0.5
United States	94.4

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

MetLife Russell 2000® Index Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the MetLife Russell 2000® Index Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$28	0.56%

Key Fund Statistics

  Total Net Assets$840,561,197
  # of Portfolio Investments1,890
  Portfolio Turnover Rate19%
  Total Advisory Fees Paid$1,045,667

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

iShares Russell 2000 ETF	2.8
Insmed, Inc.	0.4
FTAI Aviation Ltd.	0.4
Abercrombie & Fitch Co.	0.4
Fabrinet	0.4
Sprouts Farmers Market, Inc.	0.3
Vaxcyte, Inc.	0.3
Applied Industrial Technologies, Inc.	0.3
Fluor Corp.	0.3
HealthEquity, Inc.	0.3

Top 10 Sectors

Value	Value
Utilities	2.6
Consumer Staples	2.6
Materials	4.3
Real Estate	5.7
Energy	6.3
Consumer Discretionary	9.5
Information Technology	12.6
Industrials	16.2
Health Care	16.3
Financials	16.4

Top 10 Countries

Value	Value
Ireland	0.1
Bermuda	0.2
Jersey, Channel Islands	0.2
Monaco	0.2
Brazil	0.2
Norway	0.3
Puerto Rico	0.3
Thailand	0.3
Canada	0.5
United States	94.4

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

MetLife Russell 2000® Index Portfolio: Class E

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the MetLife Russell 2000® Index Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$23	0.46%

Key Fund Statistics

  Total Net Assets$840,561,197
  # of Portfolio Investments1,890
  Portfolio Turnover Rate19%
  Total Advisory Fees Paid$1,045,667

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

iShares Russell 2000 ETF	2.8
Insmed, Inc.	0.4
FTAI Aviation Ltd.	0.4
Abercrombie & Fitch Co.	0.4
Fabrinet	0.4
Sprouts Farmers Market, Inc.	0.3
Vaxcyte, Inc.	0.3
Applied Industrial Technologies, Inc.	0.3
Fluor Corp.	0.3
HealthEquity, Inc.	0.3

Top 10 Sectors

Value	Value
Utilities	2.6
Consumer Staples	2.6
Materials	4.3
Real Estate	5.7
Energy	6.3
Consumer Discretionary	9.5
Information Technology	12.6
Industrials	16.2
Health Care	16.3
Financials	16.4

Top 10 Countries

Value	Value
Ireland	0.1
Bermuda	0.2
Jersey, Channel Islands	0.2
Monaco	0.2
Brazil	0.2
Norway	0.3
Puerto Rico	0.3
Thailand	0.3
Canada	0.5
United States	94.4

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

MetLife Russell 2000® Index Portfolio: Class G

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the MetLife Russell 2000® Index Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class G	$31	0.61%

Key Fund Statistics

  Total Net Assets$840,561,197
  # of Portfolio Investments1,890
  Portfolio Turnover Rate19%
  Total Advisory Fees Paid$1,045,667

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

iShares Russell 2000 ETF	2.8
Insmed, Inc.	0.4
FTAI Aviation Ltd.	0.4
Abercrombie & Fitch Co.	0.4
Fabrinet	0.4
Sprouts Farmers Market, Inc.	0.3
Vaxcyte, Inc.	0.3
Applied Industrial Technologies, Inc.	0.3
Fluor Corp.	0.3
HealthEquity, Inc.	0.3

Top 10 Sectors

Value	Value
Utilities	2.6
Consumer Staples	2.6
Materials	4.3
Real Estate	5.7
Energy	6.3
Consumer Discretionary	9.5
Information Technology	12.6
Industrials	16.2
Health Care	16.3
Financials	16.4

Top 10 Countries

Value	Value
Ireland	0.1
Bermuda	0.2
Jersey, Channel Islands	0.2
Monaco	0.2
Brazil	0.2
Norway	0.3
Puerto Rico	0.3
Thailand	0.3
Canada	0.5
United States	94.4

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

MetLife Stock Index Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the MetLife Stock Index Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$14	0.26%

Key Fund Statistics

  Total Net Assets$7,999,994,818
  # of Portfolio Investments554
  Portfolio Turnover Rate7%
  Total Advisory Fees Paid$9,133,575

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Microsoft Corp.	7.2
NVIDIA Corp.	6.6
Apple, Inc.	6.5
Alphabet, Inc.	4.2
Amazon.com, Inc.	3.8
Meta Platforms, Inc.	2.4
Berkshire Hathaway, Inc.	1.6
Eli Lilly & Co.	1.6
Broadcom, Inc.	1.5
JPMorgan Chase & Co.	1.3

Top 10 Sectors

Value	Value
Materials	2.1
Utilities	2.3
Energy	3.6
Consumer Staples	5.7
Industrials	8.0
Communication Services	9.2
Consumer Discretionary	10.0
Health Care	11.6
Financials	13.0
Information Technology	32.1

Top Countries

Value	Value
China	0.2
United States	99.6

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

MetLife Stock Index Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the MetLife Stock Index Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$27	0.51%

Key Fund Statistics

  Total Net Assets$7,999,994,818
  # of Portfolio Investments554
  Portfolio Turnover Rate7%
  Total Advisory Fees Paid$9,133,575

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Microsoft Corp.	7.2
NVIDIA Corp.	6.6
Apple, Inc.	6.5
Alphabet, Inc.	4.2
Amazon.com, Inc.	3.8
Meta Platforms, Inc.	2.4
Berkshire Hathaway, Inc.	1.6
Eli Lilly & Co.	1.6
Broadcom, Inc.	1.5
JPMorgan Chase & Co.	1.3

Top 10 Sectors

Value	Value
Materials	2.1
Utilities	2.3
Energy	3.6
Consumer Staples	5.7
Industrials	8.0
Communication Services	9.2
Consumer Discretionary	10.0
Health Care	11.6
Financials	13.0
Information Technology	32.1

Top Countries

Value	Value
China	0.2
United States	99.6

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

MetLife Stock Index Portfolio: Class D

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the MetLife Stock Index Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class D	$19	0.36%

Key Fund Statistics

  Total Net Assets$7,999,994,818
  # of Portfolio Investments554
  Portfolio Turnover Rate7%
  Total Advisory Fees Paid$9,133,575

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Microsoft Corp.	7.2
NVIDIA Corp.	6.6
Apple, Inc.	6.5
Alphabet, Inc.	4.2
Amazon.com, Inc.	3.8
Meta Platforms, Inc.	2.4
Berkshire Hathaway, Inc.	1.6
Eli Lilly & Co.	1.6
Broadcom, Inc.	1.5
JPMorgan Chase & Co.	1.3

Top 10 Sectors

Value	Value
Materials	2.1
Utilities	2.3
Energy	3.6
Consumer Staples	5.7
Industrials	8.0
Communication Services	9.2
Consumer Discretionary	10.0
Health Care	11.6
Financials	13.0
Information Technology	32.1

Top Countries

Value	Value
China	0.2
United States	99.6

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

MetLife Stock Index Portfolio: Class E

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the MetLife Stock Index Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$22	0.41%

Key Fund Statistics

  Total Net Assets$7,999,994,818
  # of Portfolio Investments554
  Portfolio Turnover Rate7%
  Total Advisory Fees Paid$9,133,575

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Microsoft Corp.	7.2
NVIDIA Corp.	6.6
Apple, Inc.	6.5
Alphabet, Inc.	4.2
Amazon.com, Inc.	3.8
Meta Platforms, Inc.	2.4
Berkshire Hathaway, Inc.	1.6
Eli Lilly & Co.	1.6
Broadcom, Inc.	1.5
JPMorgan Chase & Co.	1.3

Top 10 Sectors

Value	Value
Materials	2.1
Utilities	2.3
Energy	3.6
Consumer Staples	5.7
Industrials	8.0
Communication Services	9.2
Consumer Discretionary	10.0
Health Care	11.6
Financials	13.0
Information Technology	32.1

Top Countries

Value	Value
China	0.2
United States	99.6

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

MetLife Stock Index Portfolio: Class G

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the MetLife Stock Index Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class G	$30	0.56%

Key Fund Statistics

  Total Net Assets$7,999,994,818
  # of Portfolio Investments554
  Portfolio Turnover Rate7%
  Total Advisory Fees Paid$9,133,575

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Microsoft Corp.	7.2
NVIDIA Corp.	6.6
Apple, Inc.	6.5
Alphabet, Inc.	4.2
Amazon.com, Inc.	3.8
Meta Platforms, Inc.	2.4
Berkshire Hathaway, Inc.	1.6
Eli Lilly & Co.	1.6
Broadcom, Inc.	1.5
JPMorgan Chase & Co.	1.3

Top 10 Sectors

Value	Value
Materials	2.1
Utilities	2.3
Energy	3.6
Consumer Staples	5.7
Industrials	8.0
Communication Services	9.2
Consumer Discretionary	10.0
Health Care	11.6
Financials	13.0
Information Technology	32.1

Top Countries

Value	Value
China	0.2
United States	99.6

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

MFS® Total Return Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the MFS® Total Return Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$31	0.62%

Key Fund Statistics

  Total Net Assets$606,490,891
  # of Portfolio Investments871
  Portfolio Turnover Rate20%
  Total Advisory Fees Paid$1,673,619

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Goldman Sachs Group, Inc.	2.3
JPMorgan Chase & Co.	2.1
Charles Schwab Corp.	1.9
Microsoft Corp.	1.9
Cigna Group	1.7
Bank of America Corp.	1.6
Comcast Corp.	1.5
Johnson Controls International PLC	1.5
Johnson & Johnson	1.4
Medtronic PLC	1.4

Top 10 Fixed Income Issuers

Federal National Mortgage Association	6.5
U.S. Treasury Bonds	3.7
U.S. Treasury Notes	3.1
Federal Home Loan Mortgage Corp.	3.1
Government National Mortgage Association	2.8
LoanCore Issuer Ltd.	0.9
OCP CLO Ltd.	0.7
JPMorgan Chase & Co.	0.6
Arbor Realty Commercial Real Estate Notes Ltd.	0.4
BSPRT Issuer Ltd.	0.3

Top 10 Countries

Value	Value
South Korea	0.3
Japan	0.3
Ireland	0.3
Australia	0.6
Germany	0.7
China	1.1
Canada	1.3
United Kingdom	1.7
Cayman Islands	3.7
United States	87.3

Asset Allocation

Value	Value
Municipals	0.5
Short-Term Investments	0.6
Preferred Stocks	0.8
Mortgage-Backed Securities	1.7
Asset-Backed Securities	4.9
Corporate Bonds & Notes	13.2
U.S. Treasury & Government Agencies	19.7
Common Stocks	58.3

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

MFS® Total Return Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the MFS® Total Return Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$44	0.87%

Key Fund Statistics

  Total Net Assets$606,490,891
  # of Portfolio Investments871
  Portfolio Turnover Rate20%
  Total Advisory Fees Paid$1,673,619

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Goldman Sachs Group, Inc.	2.3
JPMorgan Chase & Co.	2.1
Charles Schwab Corp.	1.9
Microsoft Corp.	1.9
Cigna Group	1.7
Bank of America Corp.	1.6
Comcast Corp.	1.5
Johnson Controls International PLC	1.5
Johnson & Johnson	1.4
Medtronic PLC	1.4

Top 10 Fixed Income Issuers

Federal National Mortgage Association	6.5
U.S. Treasury Bonds	3.7
U.S. Treasury Notes	3.1
Federal Home Loan Mortgage Corp.	3.1
Government National Mortgage Association	2.8
LoanCore Issuer Ltd.	0.9
OCP CLO Ltd.	0.7
JPMorgan Chase & Co.	0.6
Arbor Realty Commercial Real Estate Notes Ltd.	0.4
BSPRT Issuer Ltd.	0.3

Top 10 Countries

Value	Value
South Korea	0.3
Japan	0.3
Ireland	0.3
Australia	0.6
Germany	0.7
China	1.1
Canada	1.3
United Kingdom	1.7
Cayman Islands	3.7
United States	87.3

Asset Allocation

Value	Value
Municipals	0.5
Short-Term Investments	0.6
Preferred Stocks	0.8
Mortgage-Backed Securities	1.7
Asset-Backed Securities	4.9
Corporate Bonds & Notes	13.2
U.S. Treasury & Government Agencies	19.7
Common Stocks	58.3

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

MFS® Total Return Portfolio: Class E

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the MFS® Total Return Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$39	0.77%

Key Fund Statistics

  Total Net Assets$606,490,891
  # of Portfolio Investments871
  Portfolio Turnover Rate20%
  Total Advisory Fees Paid$1,673,619

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Goldman Sachs Group, Inc.	2.3
JPMorgan Chase & Co.	2.1
Charles Schwab Corp.	1.9
Microsoft Corp.	1.9
Cigna Group	1.7
Bank of America Corp.	1.6
Comcast Corp.	1.5
Johnson Controls International PLC	1.5
Johnson & Johnson	1.4
Medtronic PLC	1.4

Top 10 Fixed Income Issuers

Federal National Mortgage Association	6.5
U.S. Treasury Bonds	3.7
U.S. Treasury Notes	3.1
Federal Home Loan Mortgage Corp.	3.1
Government National Mortgage Association	2.8
LoanCore Issuer Ltd.	0.9
OCP CLO Ltd.	0.7
JPMorgan Chase & Co.	0.6
Arbor Realty Commercial Real Estate Notes Ltd.	0.4
BSPRT Issuer Ltd.	0.3

Top 10 Countries

Value	Value
South Korea	0.3
Japan	0.3
Ireland	0.3
Australia	0.6
Germany	0.7
China	1.1
Canada	1.3
United Kingdom	1.7
Cayman Islands	3.7
United States	87.3

Asset Allocation

Value	Value
Municipals	0.5
Short-Term Investments	0.6
Preferred Stocks	0.8
Mortgage-Backed Securities	1.7
Asset-Backed Securities	4.9
Corporate Bonds & Notes	13.2
U.S. Treasury & Government Agencies	19.7
Common Stocks	58.3

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

MFS® Total Return Portfolio: Class F

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the MFS® Total Return Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$41	0.82%

Key Fund Statistics

  Total Net Assets$606,490,891
  # of Portfolio Investments871
  Portfolio Turnover Rate20%
  Total Advisory Fees Paid$1,673,619

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Goldman Sachs Group, Inc.	2.3
JPMorgan Chase & Co.	2.1
Charles Schwab Corp.	1.9
Microsoft Corp.	1.9
Cigna Group	1.7
Bank of America Corp.	1.6
Comcast Corp.	1.5
Johnson Controls International PLC	1.5
Johnson & Johnson	1.4
Medtronic PLC	1.4

Top 10 Fixed Income Issuers

Federal National Mortgage Association	6.5
U.S. Treasury Bonds	3.7
U.S. Treasury Notes	3.1
Federal Home Loan Mortgage Corp.	3.1
Government National Mortgage Association	2.8
LoanCore Issuer Ltd.	0.9
OCP CLO Ltd.	0.7
JPMorgan Chase & Co.	0.6
Arbor Realty Commercial Real Estate Notes Ltd.	0.4
BSPRT Issuer Ltd.	0.3

Top 10 Countries

Value	Value
South Korea	0.3
Japan	0.3
Ireland	0.3
Australia	0.6
Germany	0.7
China	1.1
Canada	1.3
United Kingdom	1.7
Cayman Islands	3.7
United States	87.3

Asset Allocation

Value	Value
Municipals	0.5
Short-Term Investments	0.6
Preferred Stocks	0.8
Mortgage-Backed Securities	1.7
Asset-Backed Securities	4.9
Corporate Bonds & Notes	13.2
U.S. Treasury & Government Agencies	19.7
Common Stocks	58.3

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

MFS® Value Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the MFS® Value Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$30	0.58%

Key Fund Statistics

  Total Net Assets$2,709,862,497
  # of Portfolio Investments94
  Portfolio Turnover Rate7%
  Total Advisory Fees Paid$7,675,849

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

JPMorgan Chase & Co.	5.0
Progressive Corp.	3.5
Cigna Group	2.9
McKesson Corp.	2.7
ConocoPhillips	2.5
Marsh & McLennan Cos., Inc.	2.4
Aon PLC	2.2
Analog Devices, Inc.	2.2
General Dynamics Corp.	2.1
Johnson & Johnson	2.1

Top 10 Sectors

Value	Value
Real Estate	1.8
Materials	2.9
Consumer Discretionary	3.2
Energy	6.7
Utilities	7.7
Consumer Staples	8.3
Information Technology	8.7
Health Care	14.9
Industrials	16.8
Financials	26.5

Top Countries

Value	Value
Canada	0.5
China	1.3
United Kingdom	1.5
United States	95.2

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

MFS® Value Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the MFS® Value Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$43	0.83%

Key Fund Statistics

  Total Net Assets$2,709,862,497
  # of Portfolio Investments94
  Portfolio Turnover Rate7%
  Total Advisory Fees Paid$7,675,849

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

JPMorgan Chase & Co.	5.0
Progressive Corp.	3.5
Cigna Group	2.9
McKesson Corp.	2.7
ConocoPhillips	2.5
Marsh & McLennan Cos., Inc.	2.4
Aon PLC	2.2
Analog Devices, Inc.	2.2
General Dynamics Corp.	2.1
Johnson & Johnson	2.1

Top 10 Sectors

Value	Value
Real Estate	1.8
Materials	2.9
Consumer Discretionary	3.2
Energy	6.7
Utilities	7.7
Consumer Staples	8.3
Information Technology	8.7
Health Care	14.9
Industrials	16.8
Financials	26.5

Top Countries

Value	Value
Canada	0.5
China	1.3
United Kingdom	1.5
United States	95.2

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

MFS® Value Portfolio: Class D

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the MFS® Value Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class D	$35	0.68%

Key Fund Statistics

  Total Net Assets$2,709,862,497
  # of Portfolio Investments94
  Portfolio Turnover Rate7%
  Total Advisory Fees Paid$7,675,849

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

JPMorgan Chase & Co.	5.0
Progressive Corp.	3.5
Cigna Group	2.9
McKesson Corp.	2.7
ConocoPhillips	2.5
Marsh & McLennan Cos., Inc.	2.4
Aon PLC	2.2
Analog Devices, Inc.	2.2
General Dynamics Corp.	2.1
Johnson & Johnson	2.1

Top 10 Sectors

Value	Value
Real Estate	1.8
Materials	2.9
Consumer Discretionary	3.2
Energy	6.7
Utilities	7.7
Consumer Staples	8.3
Information Technology	8.7
Health Care	14.9
Industrials	16.8
Financials	26.5

Top Countries

Value	Value
Canada	0.5
China	1.3
United Kingdom	1.5
United States	95.2

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

MFS® Value Portfolio: Class E

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the MFS® Value Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$37	0.73%

Key Fund Statistics

  Total Net Assets$2,709,862,497
  # of Portfolio Investments94
  Portfolio Turnover Rate7%
  Total Advisory Fees Paid$7,675,849

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

JPMorgan Chase & Co.	5.0
Progressive Corp.	3.5
Cigna Group	2.9
McKesson Corp.	2.7
ConocoPhillips	2.5
Marsh & McLennan Cos., Inc.	2.4
Aon PLC	2.2
Analog Devices, Inc.	2.2
General Dynamics Corp.	2.1
Johnson & Johnson	2.1

Top 10 Sectors

Value	Value
Real Estate	1.8
Materials	2.9
Consumer Discretionary	3.2
Energy	6.7
Utilities	7.7
Consumer Staples	8.3
Information Technology	8.7
Health Care	14.9
Industrials	16.8
Financials	26.5

Top Countries

Value	Value
Canada	0.5
China	1.3
United Kingdom	1.5
United States	95.2

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Neuberger Berman Genesis Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Neuberger Berman Genesis Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$41	0.81%

Key Fund Statistics

  Total Net Assets$900,351,209
  # of Portfolio Investments116
  Portfolio Turnover Rate7%
  Total Advisory Fees Paid$3,484,195

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Kirby Corp.	2.4
Fair Isaac Corp.	2.4
Manhattan Associates, Inc.	2.2
SPS Commerce, Inc.	2.0
RBC Bearings, Inc.	1.9
Tetra Tech, Inc.	1.8
Valmont Industries, Inc.	1.7
Eagle Materials, Inc.	1.7
Qualys, Inc.	1.7
Littelfuse, Inc.	1.7

Top 10 Sectors

Value	Value
Real Estate	1.8
Communication Services	2.2
Consumer Staples	2.2
Materials	3.9
Energy	6.4
Consumer Discretionary	9.5
Health Care	9.8
Financials	11.2
Information Technology	20.5
Industrials	31.4

Top Countries

Value	Value
Italy	0.5
Canada	2.4
United States	96.3

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Neuberger Berman Genesis Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Neuberger Berman Genesis Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$53	1.06%

Key Fund Statistics

  Total Net Assets$900,351,209
  # of Portfolio Investments116
  Portfolio Turnover Rate7%
  Total Advisory Fees Paid$3,484,195

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Kirby Corp.	2.4
Fair Isaac Corp.	2.4
Manhattan Associates, Inc.	2.2
SPS Commerce, Inc.	2.0
RBC Bearings, Inc.	1.9
Tetra Tech, Inc.	1.8
Valmont Industries, Inc.	1.7
Eagle Materials, Inc.	1.7
Qualys, Inc.	1.7
Littelfuse, Inc.	1.7

Top 10 Sectors

Value	Value
Real Estate	1.8
Communication Services	2.2
Consumer Staples	2.2
Materials	3.9
Energy	6.4
Consumer Discretionary	9.5
Health Care	9.8
Financials	11.2
Information Technology	20.5
Industrials	31.4

Top Countries

Value	Value
Italy	0.5
Canada	2.4
United States	96.3

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Neuberger Berman Genesis Portfolio: Class E

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Neuberger Berman Genesis Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$48	0.96%

Key Fund Statistics

  Total Net Assets$900,351,209
  # of Portfolio Investments116
  Portfolio Turnover Rate7%
  Total Advisory Fees Paid$3,484,195

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Kirby Corp.	2.4
Fair Isaac Corp.	2.4
Manhattan Associates, Inc.	2.2
SPS Commerce, Inc.	2.0
RBC Bearings, Inc.	1.9
Tetra Tech, Inc.	1.8
Valmont Industries, Inc.	1.7
Eagle Materials, Inc.	1.7
Qualys, Inc.	1.7
Littelfuse, Inc.	1.7

Top 10 Sectors

Value	Value
Real Estate	1.8
Communication Services	2.2
Consumer Staples	2.2
Materials	3.9
Energy	6.4
Consumer Discretionary	9.5
Health Care	9.8
Financials	11.2
Information Technology	20.5
Industrials	31.4

Top Countries

Value	Value
Italy	0.5
Canada	2.4
United States	96.3

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

T. Rowe Price Large Cap Growth Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the T. Rowe Price Large Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$30	0.54%

Key Fund Statistics

  Total Net Assets$2,312,474,520
  # of Portfolio Investments101
  Portfolio Turnover Rate14%
  Total Advisory Fees Paid$5,758,232

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Microsoft Corp.	13.1
NVIDIA Corp.	12.2
Apple, Inc.	8.5
Amazon.com, Inc.	8.3
Alphabet, Inc.	7.5
Meta Platforms, Inc.	4.8
Eli Lilly & Co.	3.7
Visa, Inc.	2.5
Mastercard, Inc.	2.1
Netflix, Inc.	1.8

Top Sectors

Value	Value
Materials	0.5
Consumer Staples	0.8
Industrials	2.5
Financials	6.7
Health Care	10.2
Consumer Discretionary	13.2
Communication Services	15.3
Information Technology	49.1

Top Countries

Value	Value
Germany	0.3
France	0.3
Italy	0.4
Taiwan	0.6
South Korea	0.6
Canada	1.0
Netherlands	2.0
United States	92.9

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

T. Rowe Price Large Cap Growth Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the T. Rowe Price Large Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$43	0.79%

Key Fund Statistics

  Total Net Assets$2,312,474,520
  # of Portfolio Investments101
  Portfolio Turnover Rate14%
  Total Advisory Fees Paid$5,758,232

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Microsoft Corp.	13.1
NVIDIA Corp.	12.2
Apple, Inc.	8.5
Amazon.com, Inc.	8.3
Alphabet, Inc.	7.5
Meta Platforms, Inc.	4.8
Eli Lilly & Co.	3.7
Visa, Inc.	2.5
Mastercard, Inc.	2.1
Netflix, Inc.	1.8

Top Sectors

Value	Value
Materials	0.5
Consumer Staples	0.8
Industrials	2.5
Financials	6.7
Health Care	10.2
Consumer Discretionary	13.2
Communication Services	15.3
Information Technology	49.1

Top Countries

Value	Value
Germany	0.3
France	0.3
Italy	0.4
Taiwan	0.6
South Korea	0.6
Canada	1.0
Netherlands	2.0
United States	92.9

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

T. Rowe Price Large Cap Growth Portfolio: Class E

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the T. Rowe Price Large Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$38	0.69%

Key Fund Statistics

  Total Net Assets$2,312,474,520
  # of Portfolio Investments101
  Portfolio Turnover Rate14%
  Total Advisory Fees Paid$5,758,232

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Microsoft Corp.	13.1
NVIDIA Corp.	12.2
Apple, Inc.	8.5
Amazon.com, Inc.	8.3
Alphabet, Inc.	7.5
Meta Platforms, Inc.	4.8
Eli Lilly & Co.	3.7
Visa, Inc.	2.5
Mastercard, Inc.	2.1
Netflix, Inc.	1.8

Top Sectors

Value	Value
Materials	0.5
Consumer Staples	0.8
Industrials	2.5
Financials	6.7
Health Care	10.2
Consumer Discretionary	13.2
Communication Services	15.3
Information Technology	49.1

Top Countries

Value	Value
Germany	0.3
France	0.3
Italy	0.4
Taiwan	0.6
South Korea	0.6
Canada	1.0
Netherlands	2.0
United States	92.9

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

T. Rowe Price Small Cap Growth Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the T. Rowe Price Small Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$25	0.48%

Key Fund Statistics

  Total Net Assets$1,189,471,868
  # of Portfolio Investments347
  Portfolio Turnover Rate18%
  Total Advisory Fees Paid$2,712,414

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Tenet Healthcare Corp.	1.1
Weatherford International PLC	1.1
Wingstop, Inc.	1.1
Curtiss-Wright Corp.	1.0
Murphy USA, Inc.	1.0
Insmed, Inc.	1.0
FTAI Aviation Ltd.	1.0
Fabrinet	1.0
Onto Innovation, Inc.	0.9
Ensign Group, Inc.	0.9

Top 10 Sectors

Value	Value
Real Estate	0.6
Communication Services	1.9
Materials	3.8
Consumer Staples	4.3
Energy	4.5
Financials	5.9
Consumer Discretionary	14.7
Information Technology	18.7
Industrials	22.2
Health Care	22.4

Top 10 Countries

Value	Value
Ireland	0.1
Netherlands	0.1
Singapore	0.2
Switzerland	0.2
Puerto Rico	0.2
Israel	0.3
United Kingdom	0.4
Canada	0.8
Thailand	1.0
United States	96.1

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

T. Rowe Price Small Cap Growth Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the T. Rowe Price Small Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$38	0.73%

Key Fund Statistics

  Total Net Assets$1,189,471,868
  # of Portfolio Investments347
  Portfolio Turnover Rate18%
  Total Advisory Fees Paid$2,712,414

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Tenet Healthcare Corp.	1.1
Weatherford International PLC	1.1
Wingstop, Inc.	1.1
Curtiss-Wright Corp.	1.0
Murphy USA, Inc.	1.0
Insmed, Inc.	1.0
FTAI Aviation Ltd.	1.0
Fabrinet	1.0
Onto Innovation, Inc.	0.9
Ensign Group, Inc.	0.9

Top 10 Sectors

Value	Value
Real Estate	0.6
Communication Services	1.9
Materials	3.8
Consumer Staples	4.3
Energy	4.5
Financials	5.9
Consumer Discretionary	14.7
Information Technology	18.7
Industrials	22.2
Health Care	22.4

Top 10 Countries

Value	Value
Ireland	0.1
Netherlands	0.1
Singapore	0.2
Switzerland	0.2
Puerto Rico	0.2
Israel	0.3
United Kingdom	0.4
Canada	0.8
Thailand	1.0
United States	96.1

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

T. Rowe Price Small Cap Growth Portfolio: Class E

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the T. Rowe Price Small Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$33	0.63%

Key Fund Statistics

  Total Net Assets$1,189,471,868
  # of Portfolio Investments347
  Portfolio Turnover Rate18%
  Total Advisory Fees Paid$2,712,414

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Tenet Healthcare Corp.	1.1
Weatherford International PLC	1.1
Wingstop, Inc.	1.1
Curtiss-Wright Corp.	1.0
Murphy USA, Inc.	1.0
Insmed, Inc.	1.0
FTAI Aviation Ltd.	1.0
Fabrinet	1.0
Onto Innovation, Inc.	0.9
Ensign Group, Inc.	0.9

Top 10 Sectors

Value	Value
Real Estate	0.6
Communication Services	1.9
Materials	3.8
Consumer Staples	4.3
Energy	4.5
Financials	5.9
Consumer Discretionary	14.7
Information Technology	18.7
Industrials	22.2
Health Care	22.4

Top 10 Countries

Value	Value
Ireland	0.1
Netherlands	0.1
Singapore	0.2
Switzerland	0.2
Puerto Rico	0.2
Israel	0.3
United Kingdom	0.4
Canada	0.8
Thailand	1.0
United States	96.1

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

T. Rowe Price Small Cap Growth Portfolio: Class G

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the T. Rowe Price Small Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class G	$40	0.78%

Key Fund Statistics

  Total Net Assets$1,189,471,868
  # of Portfolio Investments347
  Portfolio Turnover Rate18%
  Total Advisory Fees Paid$2,712,414

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Tenet Healthcare Corp.	1.1
Weatherford International PLC	1.1
Wingstop, Inc.	1.1
Curtiss-Wright Corp.	1.0
Murphy USA, Inc.	1.0
Insmed, Inc.	1.0
FTAI Aviation Ltd.	1.0
Fabrinet	1.0
Onto Innovation, Inc.	0.9
Ensign Group, Inc.	0.9

Top 10 Sectors

Value	Value
Real Estate	0.6
Communication Services	1.9
Materials	3.8
Consumer Staples	4.3
Energy	4.5
Financials	5.9
Consumer Discretionary	14.7
Information Technology	18.7
Industrials	22.2
Health Care	22.4

Top 10 Countries

Value	Value
Ireland	0.1
Netherlands	0.1
Singapore	0.2
Switzerland	0.2
Puerto Rico	0.2
Israel	0.3
United Kingdom	0.4
Canada	0.8
Thailand	1.0
United States	96.1

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

VanEck Global Natural Resources Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the VanEck Global Natural Resources Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$39	0.77%

Key Fund Statistics

  Total Net Assets$818,597,887
  # of Portfolio Investments95
  Portfolio Turnover Rate30%
  Total Advisory Fees Paid$2,960,535

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Shell PLC	5.2
Exxon Mobil Corp.	4.4
TotalEnergies SE	3.8
Freeport-McMoRan, Inc.	3.6
Glencore PLC	3.1
Valero Energy Corp.	2.7
Kirby Corp.	2.5
Pilgrim's Pride Corp.	2.3
BP PLC	2.3
JBS SA	2.3

Top Sectors

Value	Value
Utilities	1.3
Financials	2.1
Industrials	6.2
Consumer Staples	10.6
Energy	36.5
Materials	38.6

Top 10 Countries

Value	Value
United Kingdom	1.2
China	1.3
Brazil	1.6
Netherlands	1.7
South Africa	1.9
Italy	2.2
Australia	4.7
France	5.3
Canada	13.9
United States	56.2

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

VanEck Global Natural Resources Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the VanEck Global Natural Resources Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$52	1.02%

Key Fund Statistics

  Total Net Assets$818,597,887
  # of Portfolio Investments95
  Portfolio Turnover Rate30%
  Total Advisory Fees Paid$2,960,535

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Shell PLC	5.2
Exxon Mobil Corp.	4.4
TotalEnergies SE	3.8
Freeport-McMoRan, Inc.	3.6
Glencore PLC	3.1
Valero Energy Corp.	2.7
Kirby Corp.	2.5
Pilgrim's Pride Corp.	2.3
BP PLC	2.3
JBS SA	2.3

Top Sectors

Value	Value
Utilities	1.3
Financials	2.1
Industrials	6.2
Consumer Staples	10.6
Energy	36.5
Materials	38.6

Top 10 Countries

Value	Value
United Kingdom	1.2
China	1.3
Brazil	1.6
Netherlands	1.7
South Africa	1.9
Italy	2.2
Australia	4.7
France	5.3
Canada	13.9
United States	56.2

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Western Asset Management Strategic Bond Opportunities Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$28	0.56%

Key Fund Statistics

  Total Net Assets$2,140,679,291
  # of Portfolio Investments949
  Portfolio Turnover Rate33%
  Total Advisory Fees Paid$5,656,078

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Fixed Income Issuers

Federal National Mortgage Association	2.8
Mexico Bonos	1.6
Federal National Mortgage Association Connecticut Avenue Securities	1.5
Occidental Petroleum Corp.	1.3
CSC Holdings LLC	1.1
Federal Home Loan Mortgage Corp. STACR REMICS Trust	1.1
CSMC Trust	1.0
Inter-American Development Bank	1.0
CHS/Community Health Systems, Inc.	1.0
Banc of America Funding Trust	0.8

Asset Allocation

Value	Value
Preferred Stocks	0.2
Convertible Preferred Stocks	0.3
Convertible Bonds	0.4
Short-Term Investments	0.9
Foreign Government	5.3
U.S. Treasury & Government Agencies	7.0
Asset-Backed Securities	10.1
Mortgage-Backed Securities	10.1
Floating Rate Loans	17.2
Corporate Bonds & Notes	46.9

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Western Asset Management Strategic Bond Opportunities Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$40	0.81%

Key Fund Statistics

  Total Net Assets$2,140,679,291
  # of Portfolio Investments949
  Portfolio Turnover Rate33%
  Total Advisory Fees Paid$5,656,078

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Fixed Income Issuers

Federal National Mortgage Association	2.8
Mexico Bonos	1.6
Federal National Mortgage Association Connecticut Avenue Securities	1.5
Occidental Petroleum Corp.	1.3
CSC Holdings LLC	1.1
Federal Home Loan Mortgage Corp. STACR REMICS Trust	1.1
CSMC Trust	1.0
Inter-American Development Bank	1.0
CHS/Community Health Systems, Inc.	1.0
Banc of America Funding Trust	0.8

Asset Allocation

Value	Value
Preferred Stocks	0.2
Convertible Preferred Stocks	0.3
Convertible Bonds	0.4
Short-Term Investments	0.9
Foreign Government	5.3
U.S. Treasury & Government Agencies	7.0
Asset-Backed Securities	10.1
Mortgage-Backed Securities	10.1
Floating Rate Loans	17.2
Corporate Bonds & Notes	46.9

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio: Class E

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Western Asset Management Strategic Bond Opportunities Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$35	0.71%

Key Fund Statistics

  Total Net Assets$2,140,679,291
  # of Portfolio Investments949
  Portfolio Turnover Rate33%
  Total Advisory Fees Paid$5,656,078

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Fixed Income Issuers

Federal National Mortgage Association	2.8
Mexico Bonos	1.6
Federal National Mortgage Association Connecticut Avenue Securities	1.5
Occidental Petroleum Corp.	1.3
CSC Holdings LLC	1.1
Federal Home Loan Mortgage Corp. STACR REMICS Trust	1.1
CSMC Trust	1.0
Inter-American Development Bank	1.0
CHS/Community Health Systems, Inc.	1.0
Banc of America Funding Trust	0.8

Asset Allocation

Value	Value
Preferred Stocks	0.2
Convertible Preferred Stocks	0.3
Convertible Bonds	0.4
Short-Term Investments	0.9
Foreign Government	5.3
U.S. Treasury & Government Agencies	7.0
Asset-Backed Securities	10.1
Mortgage-Backed Securities	10.1
Floating Rate Loans	17.2
Corporate Bonds & Notes	46.9

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Western Asset Management U.S. Government Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Western Asset Management U.S. Government Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$25	0.50%

Key Fund Statistics

  Total Net Assets$1,404,796,372
  # of Portfolio Investments877
  Portfolio Turnover Rate94%
  Total Advisory Fees Paid$3,228,372

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Fixed Income Issuers

U.S. Treasury Notes	18.2
Federal National Mortgage Association	15.7
Federal Home Loan Mortgage Corp.	10.3
Government National Mortgage Association	8.5
Federal Farm Credit Banks Funding Corp.	7.1
Federal Home Loan Banks	6.8
Resolution Funding Corp. Principal STRIPS	5.7
Uniform Mortgage-Backed Security, TBA	4.3
Private Export Funding Corp.	3.2
Resolution Funding Corp. Interest STRIPS	2.5

Asset Allocation

Value	Value
Asset-Backed Securities	0.0Footnote Reference*
Short-Term Investments	0.4
Foreign Government	4.0
Corporate Bonds & Notes	4.1
Mortgage-Backed Securities	4.2
U.S. Treasury & Government Agencies	92.3
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Western Asset Management U.S. Government Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Western Asset Management U.S. Government Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$37	0.75%

Key Fund Statistics

  Total Net Assets$1,404,796,372
  # of Portfolio Investments877
  Portfolio Turnover Rate94%
  Total Advisory Fees Paid$3,228,372

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Fixed Income Issuers

U.S. Treasury Notes	18.2
Federal National Mortgage Association	15.7
Federal Home Loan Mortgage Corp.	10.3
Government National Mortgage Association	8.5
Federal Farm Credit Banks Funding Corp.	7.1
Federal Home Loan Banks	6.8
Resolution Funding Corp. Principal STRIPS	5.7
Uniform Mortgage-Backed Security, TBA	4.3
Private Export Funding Corp.	3.2
Resolution Funding Corp. Interest STRIPS	2.5

Asset Allocation

Value	Value
Asset-Backed Securities	0.0Footnote Reference*
Short-Term Investments	0.4
Foreign Government	4.0
Corporate Bonds & Notes	4.1
Mortgage-Backed Securities	4.2
U.S. Treasury & Government Agencies	92.3
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Western Asset Management U.S. Government Portfolio: Class E

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Western Asset Management U.S. Government Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$32	0.65%

Key Fund Statistics

  Total Net Assets$1,404,796,372
  # of Portfolio Investments877
  Portfolio Turnover Rate94%
  Total Advisory Fees Paid$3,228,372

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Fixed Income Issuers

U.S. Treasury Notes	18.2
Federal National Mortgage Association	15.7
Federal Home Loan Mortgage Corp.	10.3
Government National Mortgage Association	8.5
Federal Farm Credit Banks Funding Corp.	7.1
Federal Home Loan Banks	6.8
Resolution Funding Corp. Principal STRIPS	5.7
Uniform Mortgage-Backed Security, TBA	4.3
Private Export Funding Corp.	3.2
Resolution Funding Corp. Interest STRIPS	2.5

Asset Allocation

Value	Value
Asset-Backed Securities	0.0Footnote Reference*
Short-Term Investments	0.4
Foreign Government	4.0
Corporate Bonds & Notes	4.1
Mortgage-Backed Securities	4.2
U.S. Treasury & Government Agencies	92.3
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

(b)	Not applicable.

Item 2. Code of Ethics.

Item applicable only to annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

Item applicable only to annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Item applicable only to annual report on Form N-CSR.

Item 5. Audit Committees of Listed Registrants.

Not applicable to the registrant.

Item 6. Investments.

(a)	Schedules of Investments are included as part of the reports to shareholders filed under Item 7(a) of this Form N-CSR.

(b)	Not applicable to the registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)	The registrant’s Financial Statements are attached herewith.

(b)	The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Brighthouse Funds Trust II
Semi-Annual Financial Statements
June 30, 2024

Brighthouse Funds Trust II
Table of Contents

Section ASchedule of Investments (Item 6), Financial Statements and Financial Highlights (Item 7)
Glossary of Abbreviations	BHFTII-2
Baillie Gifford International Stock Portfolio	BHFTII-3
BlackRock Bond Income Portfolio	BHFTII-11
BlackRock Capital Appreciation Portfolio	BHFTII-66
BlackRock Ultra-Short Term Bond Portfolio	BHFTII-73
Brighthouse Asset Allocation 20 Portfolio	BHFTII-80
Brighthouse Asset Allocation 40 Portfolio	BHFTII-86
Brighthouse Asset Allocation 60 Portfolio	BHFTII-92
Brighthouse Asset Allocation 80 Portfolio	BHFTII-98
Brighthouse/Artisan Mid Cap Value Portfolio	BHFTII-104
Brighthouse/Dimensional International Small Company Portfolio	BHFTII-112
Brighthouse/Wellington Balanced Portfolio	BHFTII-152
Brighthouse/Wellington Core Equity Opportunities Portfolio	BHFTII-182
Frontier Mid Cap Growth Portfolio	BHFTII-189
Jennison Growth Portfolio	BHFTII-197
Loomis Sayles Small Cap Core Portfolio	BHFTII-205
Loomis Sayles Small Cap Growth Portfolio	BHFTII-214
MetLife Aggregate Bond Index Portfolio	BHFTII-222
MetLife Mid Cap Stock Index Portfolio	BHFTII-246
MetLife MSCI EAFE Index Portfolio	BHFTII-259
MetLife Russell 2000 Index Portfolio	BHFTII-274
MetLife Stock Index Portfolio	BHFTII-300
MFS® Total Return Portfolio	BHFTII-315
MFS® Value Portfolio	BHFTII-333
Neuberger Berman Genesis Portfolio	BHFTII-342
T. Rowe Price Large Cap Growth Portfolio	BHFTII-349
T. Rowe Price Small Cap Growth Portfolio	BHFTII-359
VanEck Global Natural Resources Portfolio	BHFTII-371
Western Asset Management Strategic Bond Opportunities Portfolio	BHFTII-377
Western Asset Management U.S. Government Portfolio	BHFTII-409
Section BNotes to Financial Statements	BHFTII-424
Section CReport of Independent Registered Public Accounting Firm	BHFTII-443
Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Item 8)
Not applicable
Proxy Disclosures for Open-End Management Investment Companies (Item 9)
Not applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Item 10)
Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies is included under Statements of Operations in the Financial Statements under Item 7 above.
Statement Regarding Basis for Approval of Investment Advisory Contract (Item 11)
Not applicable

Brighthouse Funds Trust II
Glossary of Abbreviations

Counterparties

(ANZ)	— Australia & New Zealand Banking Corp.
(BBP)	— Barclays Bank PLC
(BNP)	— BNP Paribas SA
(BNY)	— Bank of New York Mellon
(BOA)	— Bank of America NA
(CBNA)	— Citibank NA
(CSI)	— Credit Suisse International
(DBAG)	— Deutsche Bank AG
(GSBU)	— Goldman Sachs Bank USA
(GSC)	— Goldman Sachs & Co.
(GSI)	— Goldman Sachs International
(HSBC)	— HSBC Bank PLC
(JPMC)	— JPMorgan Chase Bank NA
(MSC)	— Morgan Stanley & Co.
(MSCS)	— Morgan Stanley Capital Services LLC
(MSIP)	— Morgan Stanley & Co. International PLC
(NWM)	— NatWest Markets PLC
(RBC)	— Royal Bank of Canada
(SCB)	— Standard Chartered Bank
(SG)	— Societe Generale Paris
(SSBT)	— State Street Bank and Trust Co.
(TDB)	— Toronto Dominion Bank
(UBSA)	— UBS AG
Currencies

(AUD)	— Australian Dollar
(BRL)	— Brazilian Real
(CAD)	— Canadian Dollar
(CHF)	— Swiss Franc
(CLP)	— Chilean Peso
(CNH)	—Chinese Renminbi
(CNY)	— Chinese Yuan
(COP)	— Colombian Peso
(CZK)	— Czech Koruna
(DOP)	— Dominican Peso
(EUR)	— Euro
(GBP)	— British Pound
(HUF)	— Hungarian Forint
(IDR)	— Indonesian Rupiah
(INR)	— Indian Rupee
(JMD)	— Jamaica Dollar
(JPY)	— Japanese Yen
(KRW)	— South Korean Won
(MXN)	— Peso
(NOK)	— Norwegian Krone
(PEN)	— Peruvian Nuevo Sol
(PLN)	— Polish Zloty
(RUB)	— Russia Ruble
(SEK)	— Swedish Krona
(THB)	— Thai Baht
(TRY)	—Turkish Lira
(USD)	— United States Dollar
(UYU)	— Uruguay Peso
(ZAR)	— South African Rand
Index Abbreviations

(CDI)	— Brazil Interbank Deposit Rate
(CLICP)	— Chilean Average Chamber Index
(CPI)	— Consumer Price Index
(CPIBR)	— Brazil Consumer Price Index
(EURIBOR)	— Euro Interbank Offered Rate
(FEDEFF PRV)	— Effective Federal Funds Rate
(H15)	— U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(HICP)	— Harmonized Index of Consumer Prices
(JIBAR)	— Johannnesberg Interbank Average Rate
(MTA)	— Monthly Treasury Average Index
(OBFR)	— U.S. Overnight Bank Funding Rate
(PRIBOR)	— Prague Interbank Offered Rate
(PRIME)	— U.S. Federal Reserve Prime Rate
(RFUCCT)	— Refinitiv USD IBOR Consumer Cash Fallbacks Term
(SOFR)	— Secured Overnight Financing Rate
(SOFR30A)	— Secured Overnight Financing Rate 30-Day Average
(SOFR90A)	— Secured Overnight Financing Rate 90-Day Average
(SONIA)	— Sterling Overnight Interbank Average Rate
(TIIE)	— Mexican Interbank Equilibrium Interest Rate
(TSFR)	— Term Secured Financing Rate
(UKG)	— U.K. Government Bond
(UKRPI)	— United Kingdom Retail Price Index
(UST)	— U.S. Treasury Bill Rate
(WIBOR)	— Warsaw Interbank Offered Rate
Other Abbreviations

(ACES)	— Alternative Credit Enhancement Securities
(ADR)	— American Depositary Receipt
(AMBAC)	— American Municipal Bond Assurance Corporation
(ARM)	— Adjustable-Rate Mortgage
(CDO)	— Collateralized Debt Obligation
(CDS)	— Credit Default Swap
(CLO)	— Collateralized Loan Obligation
(CMS)	— Constant Maturity Swap
(DAC)	— Designated Activity Company
(ETF)	— Exchange-Traded Fund
(GDR)	— Global Depositary Receipt
(ICE)	— Intercontinental Exchange, Inc.
(IG)	— Investment Grade
(IRS)	— Interest Rate Swap
(REIT)	— Real Estate Investment Trust
(REMICS)	— Real Estate Mortgage Investment Conduit
(STACR)	— Structured Agency Credit Risk
BHFTII-2

Brighthouse Funds Trust II
Baillie Gifford International Stock Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—99.4% of Net Assets

Security Description	Shares	Value

Australia — 2.0%
Rio Tinto PLC	450,959	$29,684,689
Brazil — 4.2%
MercadoLibre, Inc. (a)	37,125	61,011,225
Canada — 3.9%
AbCellera Biologics, Inc. (a) (b)	421,510	1,247,670
Constellation Software, Inc.	9,746	28,081,987
Lumine Group, Inc. (a)	542,049	14,632,411
Shopify, Inc. - Class A (a)	199,623	13,185,099
		57,147,167
China — 7.0%
Kweichow Moutai Co. Ltd. - Class A	54,100	10,910,993
Meituan - Class B (a)	543,070	7,694,153
Ping An Insurance Group Co. of China Ltd. - Class H	1,738,500	7,905,095
Silergy Corp.	721,000	10,195,120
Tencent Holdings Ltd.	902,100	42,814,547
Tencent Music Entertainment Group (ADR)	1,674,990	23,533,609
		103,053,517
Denmark — 4.7%
Ambu AS - Class B (a)	409,438	7,864,010
Demant AS (a)	315,664	13,643,153
DSV AS	153,105	23,428,974
Novonesis (Novozymes) B - B Shares	394,218	24,103,448
		69,039,585
Finland — 0.8%
Kone Oyj - Class B	242,520	11,983,310
France — 6.4%
Danone SA	412,443	25,171,433
Dassault Systemes SE	501,895	18,893,542
Edenred SE	498,194	21,020,862
LVMH Moet Hennessy Louis Vuitton SE	16,460	12,640,478
Nexans SA	82,438	9,079,201
Sartorius Stedim Biotech	43,200	7,058,617
		93,864,133
Germany — 8.8%
BioNTech SE (ADR) (a) (b)	74,643	5,998,311
Deutsche Boerse AG	140,595	28,739,653
Rational AG	20,942	17,456,587
SAP SE	221,780	45,029,087
Scout24 SE	419,114	31,956,738
		129,180,376
Hong Kong — 1.9%
AIA Group Ltd.	4,051,000	27,469,628
India — 5.0%
HDFC Bank Ltd.	1,360,268	27,497,747
ICICI Lombard General Insurance Co. Ltd.	738,863	15,912,417
Reliance Industries Ltd.	800,647	29,947,629
		73,357,793
Security Description	Shares	Value
Ireland — 2.0%
Kingspan Group PLC	347,676	$29,457,053
Italy — 5.4%
FinecoBank Banca Fineco SpA	1,456,323	21,701,922
Ryanair Holdings PLC (ADR) (b)	306,546	35,694,216
Technoprobe SpA (a)	999,171	9,778,105
Wizz Air Holdings PLC (a) (b)	391,986	11,085,692
		78,259,935
Japan — 12.5%
FANUC Corp.	608,400	16,698,491
Keyence Corp.	31,700	13,985,260
MonotaRO Co. Ltd. (b)	987,000	11,624,881
NIDEC Corp.	206,200	9,320,026
Nihon M&A Center Holdings, Inc.	3,150,000	16,177,601
Nintendo Co. Ltd.	296,300	15,831,588
Olympus Corp.	937,300	15,079,193
Recruit Holdings Co. Ltd.	300,100	16,151,010
Shimano, Inc.	86,500	13,402,969
Shiseido Co. Ltd.	391,200	11,133,240
SMC Corp.	33,500	15,994,329
Sony Group Corp.	327,200	27,802,828
		183,201,416
Netherlands — 7.0%
Adyen NV (a)	16,461	19,625,667
ASML Holding NV	28,532	29,436,396
EXOR NV	155,978	16,256,277
IMCD NV	138,638	19,192,272
Topicus.com, Inc.	200,879	17,179,813
		101,690,425
Norway — 0.3%
Aker Carbon Capture ASA (a)	5,845,894	3,639,496
Panama — 0.7%
Copa Holdings SA - Class A	110,328	10,501,019
Russia — 0.0%
GMK Norilskiy Nickel PAO (a) (c) (d)	3,921,000	0
MMC Norilsk Nickel PJSC (ADR) (a) (c) (d)	7	0
		0
Singapore — 0.8%
Sea Ltd. (ADR) (a) (b)	170,554	12,180,967
South Africa — 1.0%
Discovery Ltd.	2,055,558	15,215,658
South Korea — 4.1%
Coupang, Inc. (a)	704,205	14,753,095
Samsung Electronics Co. Ltd.	773,757	45,470,443
		60,223,538
Spain — 1.5%
Amadeus IT Group SA	330,126	21,968,455
See accompanying notes to financial statements.
BHFTII-3

Brighthouse Funds Trust II
Baillie Gifford International Stock Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—(Continued)
Security Description	Shares/ Principal Amount*	Value
Sweden — 4.1%
Atlas Copco AB - B Shares	1,945,384	$31,507,124
Epiroc AB - B Shares	1,216,861	22,211,343
MIPS AB (b)	153,386	5,980,315
		59,698,782
Switzerland — 1.3%
Cie Financiere Richemont SA - Class A	120,636	18,827,512
Taiwan — 4.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	2,380,000	70,784,791
United Kingdom — 2.1%
B&M European Value Retail SA	2,155,736	11,921,226
Oxford Nanopore Technologies PLC (a)	1,868,921	2,229,968
Unilever PLC	288,364	15,876,645
		30,027,839
United States — 7.1%
CRH PLC	460,227	34,121,854
Experian PLC	540,722	25,075,333
Monday.com Ltd. (a)	31,898	7,679,762
Nestle SA	178,071	18,177,049
Spotify Technology SA (a)	59,015	18,518,317
		103,572,315
Total Common Stocks (Cost $1,224,809,291)		1,455,040,624

Warrants—0.0%
Canada — 0.0%
Constellation Software, Inc., Expires 03/31/40 (a) (Cost $0)	10,541	0

Short-Term Investments—0.7%
Repurchase Agreement — 0.7%
Fixed Income Clearing Corp.
Repurchase Agreement dated 06/28/24 at 4.250%, due on 07/01/24 with a maturity value of $10,492,959; collateralized by U.S. Treasury Note at 4.875%, maturing 04/30/26, with a market value of $10,699,146	10,489,244	10,489,244
Total Short-Term Investments (Cost $10,489,244)		10,489,244

Securities Lending Reinvestments (e)—0.2%
Repurchase Agreements — 0.1%
Bank of Nova Scotia
Repurchase Agreement dated 06/28/24 at 5.480%, due on 07/01/24 with a maturity value of $300,137; collateralized by various Common Stock with an aggregate market value of $334,541	300,000	300,000
Security Description	Principal Amount*/ Shares	Value
Repurchase Agreements — (Continued)
BofA Securities, Inc.
Repurchase Agreement dated 06/28/24 at 5.300%, due on 07/01/24 with a maturity value of $348,625; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 01/15/28 - 05/15/49, and an aggregate market value of $355,440	348,471	$348,471
National Bank of Canada
Repurchase Agreement dated 06/28/24 at 5.450%, due on 07/05/24 with a maturity value of $100,106; collateralized by various Common Stock with an aggregate market value of $111,548	100,000	100,000
TD Prime Services LLC
Repurchase Agreement dated 06/28/24 at 5.420%, due on 07/01/24 with a maturity value of $200,090; collateralized by various Common Stock with an aggregate market value of $220,099	200,000	200,000
		948,471

Mutual Funds — 0.1%
Allspring Government Money Market Fund, Select Class, 5.250% (f)	45,000	45,000
BlackRock Liquidity Funds FedFund, Institutional Shares, 5.200% (f)	500,000	500,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 5.180% (f)	30,000	30,000
Fidelity Investments Money Market Government Portfolio, Class I, 5.210% (f)	60,000	60,000
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.220% (f)	60,000	60,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares, 5.220% (f)	500,000	500,000
STIT-Government & Agency Portfolio, Institutional Class, 5.230% (f)	500,000	500,000
		1,695,000
Total Securities Lending Reinvestments (Cost $2,643,471)		2,643,471
Total Investments — 100.3% (Cost $1,237,942,006)		1,468,173,339
Other assets and liabilities (net) — (0.3)%		(4,296,733)
Net Assets — 100.0%		$1,463,876,606

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of June 30, 2024, the market value of securities loaned was $17,325,571 and the collateral received consisted of cash in the amount of
$2,643,471 and non-cash collateral with a value of $15,710,499. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and
Liabilities.

(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of June 30, 2024, these securities represent 0.0% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	Represents investment of cash collateral received from securities on loan as of June 30, 2024.
(f)	The rate shown represents the annualized seven-day yield as of June 30, 2024.
See accompanying notes to financial statements.
BHFTII-4

Brighthouse Funds Trust II
Baillie Gifford International Stock Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)

Ten Largest Industries as of June 30, 2024 (Unaudited)	% of Net Assets
Software	9.0
Semiconductors & Semiconductor Equipment	8.2
Machinery	7.9
Broadline Retail	6.0
Interactive Media & Services	5.1
Entertainment	4.8
Insurance	4.5
Passenger Airlines	3.9
Financial Services	3.9
Banks	3.4
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2024 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$114,720,751	$0	$215,783,442
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2024
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(2,643,471)	$—	$—	$—	$(2,643,471)
Gross amount of recognized liabilities for securities lending transactions					$(2,643,471)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$29,684,689	$—	$29,684,689
Brazil	61,011,225	—	—	61,011,225
Canada	57,147,167	—	—	57,147,167
China	23,533,609	79,519,908	—	103,053,517
Denmark	—	69,039,585	—	69,039,585
Finland	—	11,983,310	—	11,983,310
France	—	93,864,133	—	93,864,133
Germany	5,998,311	123,182,065	—	129,180,376
Hong Kong	—	27,469,628	—	27,469,628
India	—	73,357,793	—	73,357,793
Ireland	—	29,457,053	—	29,457,053
Italy	35,694,216	42,565,719	—	78,259,935
Japan	—	183,201,416	—	183,201,416
Netherlands	17,179,813	84,510,612	—	101,690,425
Norway	—	3,639,496	—	3,639,496
Panama	10,501,019	—	—	10,501,019
Russia	—	—	0	—
Singapore	12,180,967	—	—	12,180,967
South Africa	—	15,215,658	—	15,215,658
South Korea	14,753,095	45,470,443	—	60,223,538
Spain	—	21,968,455	—	21,968,455
See accompanying notes to financial statements.
BHFTII-5

Brighthouse Funds Trust II
Baillie Gifford International Stock Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Sweden	$—	$59,698,782	$—	$59,698,782
Switzerland	—	18,827,512	—	18,827,512
Taiwan	—	70,784,791	—	70,784,791
United Kingdom	—	30,027,839	—	30,027,839
United States	26,198,079	77,374,236	—	103,572,315
Total Common Stocks	264,197,501	1,190,843,123	0	1,455,040,624
Total Warrants*	—	0	—	0
Total Short-Term Investments*	—	10,489,244	—	10,489,244
Securities Lending Reinvestments
Mutual Funds	1,695,000	—	—	1,695,000
Repurchase Agreements	—	948,471	—	948,471
Total Securities Lending Reinvestments	1,695,000	948,471	—	2,643,471
Total Investments	$265,892,501	$1,202,280,838	$0	$1,468,173,339
Collateral for Securities Loaned (Liability)	$—	$(2,643,471)	$—	$(2,643,471)

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended June 30, 2024 is not presented.
Tax Cost Basis
The cost basis of investments for federal income tax purposes at June 30, 2024 was as follows:
Cost basis of investments	$1,251,221,933
Gross unrealized appreciation	375,559,896
Gross unrealized (depreciation)	(158,608,490)
Net unrealized appreciation (depreciation)	$216,951,406
See accompanying notes to financial statements.
BHFTII-6

Brighthouse Funds Trust II
Baillie Gifford International Stock Portfolio
Statement of Assets and Liabilities

June 30, 2024 (Unaudited)
Assets
Investments at value (a) (b)	$1,468,173,339
Cash	222,606
Cash denominated in foreign currencies (c)	672,119
Receivable for:
Fund shares sold	16,360
Dividends and interest	3,672,685
Prepaid expenses	11,474
Total Assets	1,472,768,583
Liabilities
Collateral for securities loaned	2,643,471
Payable for:
Investments purchased	2,421,159
Fund shares redeemed	196,775
Foreign taxes	2,235,046
Accrued Expenses:
Management fees	832,359
Distribution and service fees	50,728
Deferred trustees’ fees	209,955
Other expenses	302,484
Total Liabilities	8,891,977
Net Assets	$1,463,876,606
Net Assets Consist of:
Paid in surplus	$1,215,494,619
Distributable earnings (Accumulated losses) (d)	248,381,987
Net Assets	$1,463,876,606
Net Assets
Class A	$1,215,067,946
Class B	236,845,444
Class E	11,963,216
Capital Shares Outstanding*
Class A	119,942,424
Class B	23,918,302
Class E	1,198,300
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$10.13
Class B	9.90
Class E	9.98

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $1,237,942,006.
(b)	Includes securities loaned at value of $17,325,571.
(c)	Identified cost of cash denominated in foreign currencies was $671,758.
(d)	Includes foreign capital gains tax of $2,235,046.
Statement of Operations

Six Months Ended June 30, 2024 (Unaudited)
Investment Income
Dividends (a)	$14,383,933
Interest	189,828
Securities lending income	48,505
Total investment income	14,622,266
Expenses
Management fees	5,975,812
Administration fees	34,839
Custodian and accounting fees	202,231
Distribution and service fees—Class B	303,715
Distribution and service fees—Class E	9,302
Audit and tax services	27,607
Legal	22,509
Trustees’ fees and expenses	35,664
Shareholder reporting	29,604
Insurance	6,664
Miscellaneous	19,815
Total expenses	6,667,762
Less management fee waiver	(869,452)
Net expenses	5,798,310
Net Investment Income	8,823,956
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (b)	23,614,436
Foreign currency transactions	(264,983)
Net realized gain (loss)	23,349,453
Net change in unrealized appreciation (depreciation) on:
Investments (c)	27,564,874
Foreign currency transactions	(111,609)
Net change in unrealized appreciation (depreciation)	27,453,265
Net realized and unrealized gain (loss)	50,802,718
Net Increase (Decrease) in Net Assets From Operations	$59,626,674

(a)	Net of foreign withholding taxes of $1,812,135.
(b)	Net of foreign capital gains tax of $113,048.
(c)	Includes change in foreign capital gains tax of $(1,069,858).
See accompanying notes to financial statements.
BHFTII-7

Brighthouse Funds Trust II
Baillie Gifford International Stock Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$8,823,956	$10,200,287
Net realized gain (loss)	23,349,453	95,143,226
Net change in unrealized appreciation (depreciation)	27,453,265	159,435,241
Increase (decrease) in net assets from operations	59,626,674	264,778,754
From Distributions to Shareholders
Class A	(86,518,467)	(15,780,357)
Class B	(16,794,354)	(2,542,855)
Class E	(851,241)	(149,458)
Total distributions	(104,164,062)	(18,472,670)
Increase (decrease) in net assets from capital share transactions	(9,551,457)	(241,906,630)
Total increase (decrease) in net assets	(54,088,845)	4,399,454
Net Assets
Beginning of period	1,517,965,451	1,513,565,997
End of period	$1,463,876,606	$1,517,965,451

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023
	Shares	Value	Shares	Value
Class A
Sales	362,512	$3,840,904	1,460,858	$14,324,493
Reinvestments	8,367,357	86,518,467	1,538,046	15,780,357
Redemptions	(8,473,412)	(91,455,740)	(24,288,372)	(241,235,816)
Net increase (decrease)	256,457	$(1,096,369)	(21,289,468)	$(211,130,966)
Class B
Sales	136,043	$1,410,010	1,245,271	$11,508,905
Reinvestments	1,661,163	16,794,354	253,020	2,542,855
Redemptions	(2,520,394)	(26,161,654)	(4,512,498)	(43,462,046)
Net increase (decrease)	(723,188)	$(7,957,290)	(3,014,207)	$(29,410,286)
Class E
Sales	11,985	$126,248	62,385	$576,517
Reinvestments	83,537	851,241	14,754	149,458
Redemptions	(139,874)	(1,475,287)	(216,422)	(2,091,353)
Net increase (decrease)	(44,352)	$(497,798)	(139,283)	$(1,365,378)
Increase (decrease) derived from capital shares transactions		$(9,551,457)		$(241,906,630)
See accompanying notes to financial statements.
BHFTII-8

Brighthouse Funds Trust II
Baillie Gifford International Stock Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$10.47	$8.94	$14.04	$15.78	$13.58	$11.02
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.07	0.07	0.09	0.14	0.09	0.25
Net realized and unrealized gain (loss)	0.36	1.59	(4.12)	(0.16)	3.18	3.24
Total income (loss) from investment operations	0.43	1.66	(4.03)	(0.02)	3.27	3.49
Less Distributions
Distributions from net investment income	(0.09)	(0.13)	(0.12)	(0.15)	(0.27)	(0.17)
Distributions from net realized capital gains	(0.68)	0.00	(0.95)	(1.57)	(0.80)	(0.76)
Total distributions	(0.77)	(0.13)	(1.07)	(1.72)	(1.07)	(0.93)
Net Asset Value, End of Period	$10.13	$10.47	$8.94	$14.04	$15.78	$13.58
Total Return (%) (b)	4.00 (c)	18.59	(28.60)	(0.76)	26.58	32.82
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.85 (d)	0.86	0.85	0.84	0.84	0.84
Net ratio of expenses to average net assets (%) (e)	0.74 (d)	0.75	0.73	0.71	0.72	0.72
Ratio of net investment income (loss) to average net assets (%)	1.23 (d)	0.73	0.93	0.93	0.67	2.02
Portfolio turnover rate (%)	8 (c)	11	18	14	20	12
Net assets, end of period (in millions)	$1,215.1	$1,252.9	$1,259.7	$1,605.6	$1,681.6	$1,598.2

	Class B
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$10.24	$8.74	$13.75	$15.49	$13.35	$10.85
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.05	0.05	0.07	0.10	0.05	0.22
Net realized and unrealized gain (loss)	0.35	1.55	(4.04)	(0.15)	3.13	3.18
Total income (loss) from investment operations	0.40	1.60	(3.97)	(0.05)	3.18	3.40
Less Distributions
Distributions from net investment income	(0.06)	(0.10)	(0.09)	(0.12)	(0.24)	(0.14)
Distributions from net realized capital gains	(0.68)	0.00	(0.95)	(1.57)	(0.80)	(0.76)
Total distributions	(0.74)	(0.10)	(1.04)	(1.69)	(1.04)	(0.90)
Net Asset Value, End of Period	$9.90	$10.24	$8.74	$13.75	$15.49	$13.35
Total Return (%) (b)	3.83 (c)	18.36	(28.81)	(0.99)	26.26	32.41
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.10 (d)	1.11	1.10	1.09	1.09	1.09
Net ratio of expenses to average net assets (%) (e)	0.99 (d)	1.00	0.98	0.96	0.97	0.97
Ratio of net investment income (loss) to average net assets (%)	0.97 (d)	0.47	0.69	0.69	0.41	1.76
Portfolio turnover rate (%)	8 (c)	11	18	14	20	12
Net assets, end of period (in millions)	$236.8	$252.2	$241.7	$327.4	$353.2	$315.3
Please see  following page for Financial Highlights footnote legend.
See accompanying notes to financial statements.
BHFTII-9

Brighthouse Funds Trust II
Baillie Gifford International Stock Portfolio
Financial Highlights
Selected per share data
	Class E
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$10.32	$8.81	$13.85	$15.59	$13.43	$10.91
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.06	0.06	0.08	0.12	0.07	0.23
Net realized and unrealized gain (loss)	0.35	1.56	(4.07)	(0.16)	3.14	3.20
Total income (loss) from investment operations	0.41	1.62	(3.99)	(0.04)	3.21	3.43
Less Distributions
Distributions from net investment income	(0.07)	(0.11)	(0.10)	(0.13)	(0.25)	(0.15)
Distributions from net realized capital gains	(0.68)	0.00	(0.95)	(1.57)	(0.80)	(0.76)
Total distributions	(0.75)	(0.11)	(1.05)	(1.70)	(1.05)	(0.91)
Net Asset Value, End of Period	$9.98	$10.32	$8.81	$13.85	$15.59	$13.43
Total Return (%) (b)	3.90 (c)	18.46	(28.74)	(0.91)	26.37	32.56
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.00 (d)	1.01	1.00	0.99	0.99	0.99
Net ratio of expenses to average net assets (%) (e)	0.89 (d)	0.90	0.88	0.86	0.87	0.87
Ratio of net investment income (loss) to average net assets (%)	1.07 (d)	0.58	0.79	0.79	0.50	1.87
Portfolio turnover rate (%)	8 (c)	11	18	14	20	12
Net assets, end of period (in millions)	$12.0	$12.8	$12.2	$17.7	$19.9	$18.2

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements).
See accompanying notes to financial statements.
BHFTII-10

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2024
U.S. Treasury & Government Agencies—53.2% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed — 29.3%
Federal Home Loan Mortgage Corp.
1.500%, 04/01/36	3,041,176	$2,630,393
1.500%, 05/01/36	536,232	461,370
1.500%, 08/01/50	846,450	635,810
1.500%, 10/01/50	2,142,178	1,607,794
2.000%, 09/01/35	701,351	621,120
2.000%, 01/01/36	1,480,494	1,312,164
2.000%, 02/01/36	1,785,263	1,582,910
2.000%, 03/01/36	280,463	247,953
2.000%, 05/01/36	1,663,576	1,477,674
2.000%, 06/01/36	1,125,978	996,498
2.000%, 07/01/36	480,695	426,634
2.000%, 04/01/37	528,112	467,524
2.000%, 02/01/42	405,056	338,559
2.000%, 03/01/42	1,458,020	1,218,058
2.000%, 04/01/42	424,558	351,188
2.000%, 08/01/50	310,087	246,155
2.000%, 09/01/50	425,150	335,714
2.000%, 11/01/50	578,752	461,856
2.000%, 02/01/51	14,929,700	11,721,884
2.000%, 03/01/51	3,414,767	2,681,936
2.000%, 04/01/51	1,737,746	1,385,337
2.000%, 05/01/51	1,042,971	830,618
2.000%, 07/01/51	3,978,271	3,195,336
2.000%, 09/01/51	1,411,504	1,120,430
2.000%, 10/01/51	3,946,692	3,127,111
2.000%, 12/01/51	2,897,524	2,310,553
2.000%, 01/01/52	14,340,459	11,442,367
2.000%, 02/01/52	1,599,314	1,270,249
2.500%, 04/01/27	10,320	9,932
2.500%, 10/01/28	81,865	78,246
2.500%, 08/01/29	164,796	155,879
2.500%, 12/01/29	90,360	84,892
2.500%, 05/01/30	266,984	251,688
2.500%, 07/01/30	170,101	160,201
2.500%, 08/01/30	619,992	583,828
2.500%, 09/01/30	690,585	649,791
2.500%, 04/01/31	541,721	508,756
2.500%, 07/01/50	396,208	329,422
2.500%, 02/01/51	3,363,688	2,812,675
2.500%, 05/01/51	11,650,741	9,730,182
2.500%, 11/01/51	10,392,114	8,664,843
2.500%, 12/01/51	5,213,277	4,337,714
2.500%, 01/01/52	16,925,497	14,041,869
3.000%, 09/01/27	78,614	76,279
3.000%, 07/01/28	47,564	46,039
3.000%, 01/01/30	182,517	174,654
3.000%, 04/01/30	1,015,747	970,260
3.000%, 05/01/30	190,789	182,327
3.000%, 06/01/30	6,769	6,472
3.000%, 07/01/30	380,440	363,200
3.000%, 08/01/30	115,600	110,046
3.000%, 09/01/37	49,137	44,825
3.000%, 06/01/38	1,012,974	930,445
3.000%, 01/01/43	683,854	603,899
3.000%, 03/01/43	1,202,518	1,061,912
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal Home Loan Mortgage Corp.
3.000%, 06/01/44	6,180,146	$5,451,268
3.000%, 12/01/46	735,320	645,250
3.000%, 02/01/47	521,299	457,947
3.000%, 08/01/50	4,407,770	3,815,027
3.000%, 09/01/50	1,962,788	1,709,107
3.000%, 07/01/51	401,895	347,901
3.000%, 10/01/51	573,817	494,243
3.000%, 02/01/52	295,242	256,705
3.000%, 03/01/52	8,523,229	7,375,338
3.000%, 08/01/52	15,290,267	13,168,489
3.500%, 01/01/34	437,350	414,708
3.500%, 05/01/35	1,603,213	1,529,286
3.500%, 04/01/42	829,381	762,664
3.500%, 05/01/42	25,613	23,437
3.500%, 08/01/42	685,910	628,742
3.500%, 10/01/42	32,478	29,899
3.500%, 06/01/43	118,528	107,710
3.500%, 01/01/44	250,270	228,919
3.500%, 05/01/44	42,871	39,247
3.500%, 06/01/44	105,156	94,558
3.500%, 07/01/44	44,397	40,578
3.500%, 09/01/44	98,322	89,773
3.500%, 09/01/45	74,520	67,481
3.500%, 03/01/46	2,348,071	2,139,246
3.500%, 09/01/46	541,614	488,649
3.500%, 03/01/47	632,133	575,645
3.500%, 10/01/47	585,132	534,745
3.500%, 12/01/47	688,506	629,218
3.500%, 01/01/48	3,421,599	3,105,237
3.500%, 06/01/48	918,630	831,466
3.500%, 08/01/50	289,544	259,516
4.000%, 08/01/40	81,219	76,744
4.000%, 09/01/40	100,577	95,038
4.000%, 10/01/40	58,002	54,808
4.000%, 11/01/40	196,678	185,843
4.000%, 04/01/41	4,780	4,517
4.000%, 10/01/41	174,423	164,638
4.000%, 09/01/43	160,852	152,216
4.000%, 04/01/44	380,526	358,821
4.000%, 07/01/44	65,245	61,611
4.000%, 01/01/45	231,646	218,042
4.000%, 02/01/45	85,487	81,008
4.000%, 09/01/45	478,397	453,330
4.000%, 12/01/45	2,888,887	2,709,440
4.000%, 07/01/47	1,123,707	1,052,461
4.000%, 04/01/48	2,368,977	2,202,440
4.000%, 06/01/48	1,036,563	970,722
4.000%, 05/01/49	105,306	98,123
4.000%, 03/01/50	2,165,389	2,019,987
4.000%, 06/01/50	1,212,523	1,123,489
4.000%, 07/01/50	870,438	809,060
4.000%, 02/01/51	805,822	750,513
4.000%, 06/01/52	2,199,785	2,049,472
4.500%, 02/01/39	350,748	340,401
4.500%, 08/01/39	247,546	239,362
See accompanying notes to financial statements.
BHFTII-11

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2024
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal Home Loan Mortgage Corp.
4.500%, 12/01/39	77,131	$75,019
4.500%, 07/01/40	27,366	26,616
4.500%, 05/01/41	379,969	369,517
4.500%, 05/01/42	418,771	407,314
4.500%, 10/01/43	75,108	72,503
4.500%, 12/01/43	448,086	435,169
4.500%, 04/01/47	838,898	812,015
4.500%, 05/01/47	311,389	300,448
4.500%, 07/01/47	671,670	647,962
4.500%, 02/01/49	944,742	905,868
4.500%, 04/01/49	494,688	475,018
4.500%, 07/01/52	1,636,434	1,544,915
4.500%, 08/01/52	460,145	434,238
5.000%, 10/01/41	209,945	207,853
5.000%, 11/01/41	1,454,945	1,439,843
5.000%, 06/01/52	26,756	26,040
5.000%, 07/01/52	476,684	466,513
5.000%, 08/01/52	1,072,115	1,043,420
5.000%, 09/01/52	38,447	37,418
5.000%, 10/01/52	126,350	122,759
5.000%, 11/01/52	845,766	819,175
5.000%, 12/01/52	3,751,673	3,634,354
5.000%, 01/01/53	1,117,372	1,082,193
5.000%, 02/01/53	323,757	313,484
5.500%, 02/01/35	50,173	50,420
5.500%, 09/01/39	63,086	63,397
5.500%, 01/01/40	72,217	72,572
5.500%, 06/01/41	737,209	740,853
5.500%, 01/01/53	971,249	960,705
5.500%, 03/01/53	1,387,919	1,372,514
5.500%, 05/01/53	3,848,110	3,805,637
5.500%, 08/01/53	290,907	287,348
6.000%, 11/01/52	65,410	65,864
6.000%, 01/01/53	1,213,254	1,219,889
6.000%, 02/01/53	650,837	654,250
6.000%, 03/01/53	404,266	406,922
6.000%, 04/01/53	631,078	634,963
6.000%, 05/01/53	2,370,521	2,384,777
6.000%, 06/01/53	1,436,722	1,446,752
6.000%, 11/01/53	1,192,952	1,203,153
6.500%, 10/01/53	124,963	128,866
6.500%, 11/01/53	585,632	598,846
6.500%, 12/01/53	1,586,869	1,636,435
6.500%, 01/01/54	245,061	249,907
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
0.939%, 05/25/29 (a) (b)	6,145,317	175,452
5.028%, 10/25/31	341,000	342,183
Federal Home Loan Mortgage Corp. REMICS
3.500%, 03/25/51 (a)	348,668	64,846
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust
Zero Coupon, 07/25/56 (144A) (c)	778,737	104,653
0.669%, 07/25/56 (144A) (a) (b)	916,957	101,709
3.807%, 05/25/57 (b)	157,906	63,174
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal National Mortgage Association
1.500%, 12/01/35	151,801	$130,714
1.500%, 03/01/36	334,447	288,381
1.500%, 05/01/36	551,073	475,157
1.500%, 06/01/36	1,937,812	1,667,298
1.500%, 12/01/36	893,867	768,474
1.500%, 02/01/37	562,763	485,182
1.500%, 11/01/41	17,969,062	14,481,914
1.500%, 12/01/41	9,166,531	7,387,607
1.500%, 10/01/50	2,233,685	1,674,926
1.500%, 11/01/50	1,944,598	1,458,296
1.500%, 03/01/51	2,613,208	1,953,312
2.000%, 10/01/31	68,528	63,191
2.000%, 11/01/31	873,435	804,370
2.000%, 12/01/31	96,073	88,461
2.000%, 03/01/32	633,483	581,787
2.000%, 06/01/35	709,663	630,094
2.000%, 09/01/35	237,909	210,644
2.000%, 02/01/36	248,287	219,822
2.000%, 03/01/36	420,878	372,622
2.000%, 04/01/36	571,259	507,436
2.000%, 05/01/36	398,675	354,125
2.000%, 07/01/36	651,577	576,870
2.000%, 09/01/36	848,979	747,860
2.000%, 11/01/36	292,995	260,038
2.000%, 01/01/37	287,873	255,496
2.000%, 02/01/37	1,066,025	941,500
2.000%, 03/01/37	2,732,280	2,415,327
2.000%, 04/01/37	881,884	779,573
2.000%, 10/01/40	299,024	252,596
2.000%, 12/01/40	1,287,286	1,087,404
2.000%, 12/01/41	1,292,471	1,081,087
2.000%, 02/01/42	657,927	550,043
2.000%, 03/01/42	6,353,212	5,308,807
2.000%, 04/01/42	993,646	826,455
2.000%, 08/01/42	3,994,321	3,342,686
2.000%, 08/01/50	722,614	570,641
2.000%, 09/01/50	1,529,903	1,208,226
2.000%, 10/01/50	1,951,140	1,540,194
2.000%, 11/01/50	362,745	286,242
2.000%, 12/01/50	2,035,188	1,620,722
2.000%, 01/01/51	13,269,281	10,499,113
2.000%, 02/01/51	1,588,794	1,253,164
2.000%, 03/01/51	1,594,543	1,269,803
2.000%, 04/01/51	3,002,537	2,392,041
2.000%, 08/01/51	11,636,459	9,168,053
2.000%, 11/01/51	9,295,915	7,358,713
2.000%, 12/01/51	6,009,564	4,784,303
2.000%, 01/01/52	6,534,789	5,229,142
2.000%, 02/01/52	10,752,502	8,529,578
2.000%, 03/01/52	4,488,064	3,562,433
2.500%, 09/01/27	43,929	42,311
2.500%, 02/01/28	6,387	6,121
2.500%, 04/01/28	16,064	15,396
2.500%, 08/01/28	50,034	47,794
2.500%, 01/01/30	314,485	295,179
See accompanying notes to financial statements.
BHFTII-12

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2024
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal National Mortgage Association
2.500%, 02/01/30	30,342	$28,833
2.500%, 03/01/30	59,637	56,181
2.500%, 07/01/30	192,213	180,639
2.500%, 08/01/30	666,755	627,674
2.500%, 09/01/30	431,493	405,226
2.500%, 11/01/30	793,085	744,477
2.500%, 03/01/31	30,588	29,307
2.500%, 06/01/31	252,974	236,570
2.500%, 07/01/31	134,660	126,041
2.500%, 08/01/31	17,931	16,767
2.500%, 10/01/31	1,186,901	1,109,857
2.500%, 11/01/31	740,900	692,529
2.500%, 02/01/32	35,711	33,354
2.500%, 03/01/32	135,843	126,305
2.500%, 08/01/32	810,711	757,467
2.500%, 02/01/33	1,445,926	1,359,880
2.500%, 07/01/50	8,345,687	6,952,015
2.500%, 08/01/50	5,301,940	4,412,299
2.500%, 11/01/50	2,105,626	1,767,578
2.500%, 09/01/51	5,198,634	4,312,622
2.500%, 11/01/51	8,118,239	6,692,209
2.500%, 01/01/52	16,996,849	14,129,742
2.500%, 02/01/52	3,209,981	2,678,363
3.000%, 04/01/28	38,595	36,882
3.000%, 05/01/28	45,889	44,061
3.000%, 10/01/28	88,519	85,109
3.000%, 11/01/28	608,890	585,649
3.000%, 12/01/28	157,482	150,761
3.000%, 01/01/29	86,748	83,060
3.000%, 04/01/29	301,110	285,477
3.000%, 05/01/29	451,582	429,058
3.000%, 08/01/29	430,802	409,251
3.000%, 10/01/29	122,777	117,475
3.000%, 03/01/30	274,315	262,191
3.000%, 04/01/30	227,975	217,842
3.000%, 05/01/30	360,409	344,236
3.000%, 07/01/30	277,352	263,686
3.000%, 08/01/30	1,177,150	1,121,328
3.000%, 09/01/30	317,131	302,288
3.000%, 08/01/31	1,013,814	961,597
3.000%, 09/01/31	150,410	143,224
3.000%, 03/01/32	271,645	256,557
3.000%, 10/01/36	39,415	36,190
3.000%, 11/01/36	424,251	390,012
3.000%, 12/01/36	702,299	645,586
3.000%, 03/01/43	4,063,191	3,575,083
3.000%, 04/01/43	2,260,405	1,993,435
3.000%, 05/01/43	1,169,141	1,031,058
3.000%, 06/01/43	35,726	31,528
3.000%, 06/01/46	24,260	21,231
3.000%, 08/01/46	30,959	27,352
3.000%, 11/01/46	1,337,409	1,167,731
3.000%, 02/01/47	324,860	283,786
3.000%, 03/01/47	1,362,527	1,189,125
3.000%, 03/01/50	473,716	412,202
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal National Mortgage Association
3.000%, 08/01/50	1,858,294	$1,605,647
3.000%, 11/01/51	2,304,217	1,975,837
3.000%, 12/01/51	1,020,639	879,406
3.000%, 04/01/52	329,914	285,383
3.000%, 05/01/52	532,903	458,727
3.500%, 08/01/28	73,910	71,419
3.500%, 10/01/28	664,718	640,493
3.500%, 11/01/28	648,875	625,514
3.500%, 02/01/29	900,883	870,205
3.500%, 04/01/29	158,617	152,955
3.500%, 05/01/29	579,585	559,623
3.500%, 07/01/29	263,361	253,703
3.500%, 09/01/29	56,056	53,924
3.500%, 08/01/30	183,436	177,129
3.500%, 11/01/32	84,133	80,741
3.500%, 01/01/33	48,800	46,769
3.500%, 01/01/42	199,692	183,595
3.500%, 04/01/42	131,696	120,590
3.500%, 05/01/42	13,071	11,938
3.500%, 06/01/42	34,581	31,634
3.500%, 07/01/42	45,809	41,732
3.500%, 02/01/45	1,355,742	1,238,485
3.500%, 05/01/47	629,570	569,845
3.500%, 11/01/47	434,197	392,733
3.500%, 12/01/47	434,991	391,434
3.500%, 01/01/48	1,272,888	1,151,404
3.500%, 02/01/48	199,414	180,289
3.500%, 03/01/48	1,114,237	1,006,909
3.500%, 04/01/48	743,654	677,268
3.500%, 06/01/49	7,398,745	6,683,173
3.500%, 01/01/51	7,425,004	6,647,691
4.000%, 08/01/33	295,931	284,784
4.000%, 10/01/33	1,935,409	1,887,817
4.000%, 01/01/41	86,374	81,408
4.000%, 01/01/42	382,820	361,022
4.000%, 02/01/42	709,503	664,482
4.000%, 05/01/42	120,703	113,516
4.000%, 11/01/46	133,057	124,479
4.000%, 04/01/47	35,375	33,097
4.000%, 06/01/47	440,485	413,474
4.000%, 08/01/47	286,447	267,725
4.000%, 09/01/47	25,097	23,382
4.000%, 10/01/47	197,438	183,700
4.000%, 01/01/48	1,482,642	1,382,432
4.000%, 04/01/48	44,346	41,304
4.000%, 05/01/48	51,719	48,061
4.000%, 06/01/48	36,927	34,206
4.000%, 07/01/48	36,730	34,183
4.000%, 08/01/48	565,744	529,285
4.000%, 09/01/48	242,983	225,607
4.000%, 10/01/48	107,741	99,992
4.000%, 09/01/49	971,741	897,024
4.000%, 03/01/50	423,024	391,117
4.000%, 04/01/50	215,743	199,905
4.000%, 05/01/50	394,206	365,492
See accompanying notes to financial statements.
BHFTII-13

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2024
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal National Mortgage Association
4.000%, 06/01/50	543,888	$503,048
4.000%, 11/01/50	44,919	41,615
4.000%, 01/01/51	2,953,690	2,749,752
4.000%, 03/01/51	2,328,792	2,159,160
4.000%, 10/01/51	384,008	356,826
4.000%, 04/01/52	508,742	472,204
4.000%, 05/01/52	4,574,959	4,252,190
4.500%, 02/01/25	3,757	3,729
4.500%, 04/01/25	2,077	2,063
4.500%, 07/01/25	3,705	3,677
4.500%, 06/01/26	41,620	41,303
4.500%, 08/01/39	339,657	329,932
4.500%, 11/01/39	301,301	292,679
4.500%, 01/01/40	12,614	12,253
4.500%, 04/01/40	24,347	23,651
4.500%, 05/01/40	59,422	57,720
4.500%, 06/01/40	58,290	56,621
4.500%, 07/01/40	129,191	125,491
4.500%, 11/01/40	243,308	236,337
4.500%, 07/01/41	53,086	51,565
4.500%, 09/01/41	226,587	220,096
4.500%, 10/01/41	64,474	62,626
4.500%, 01/01/42	51,284	49,816
4.500%, 08/01/42	300,362	291,764
4.500%, 09/01/43	241,509	232,262
4.500%, 10/01/43	539,579	519,054
4.500%, 11/01/43	1,187,628	1,147,737
4.500%, 12/01/43	508,917	491,824
4.500%, 01/01/44	467,060	451,462
4.500%, 06/01/44	1,692,532	1,635,687
4.500%, 07/01/45	494,500	477,894
4.500%, 09/01/45	244,086	236,464
4.500%, 11/01/45	891,479	861,768
4.500%, 12/01/45	334,934	323,685
4.500%, 07/01/46	1,587,669	1,543,656
4.500%, 09/01/46	284,090	275,557
4.500%, 09/01/47	27,320	26,306
4.500%, 10/01/47	203,764	195,224
4.500%, 11/01/47	1,020,139	981,574
4.500%, 12/01/47	36,082	34,638
4.500%, 01/01/48	994,533	956,191
4.500%, 02/01/48	51,536	49,658
4.500%, 03/01/48	96,705	92,938
4.500%, 04/01/48	526,035	510,224
4.500%, 05/01/48	4,791,546	4,612,474
4.500%, 07/01/48	72,679	69,826
4.500%, 08/01/48	959,117	923,827
4.500%, 11/01/48	604,199	579,411
4.500%, 02/01/49	5,305,290	5,136,652
4.500%, 05/01/49	4,818,055	4,662,109
4.500%, 07/01/52	247,767	233,920
5.000%, 11/01/32	1,679	1,672
5.000%, 09/01/35	63,318	62,458
5.000%, 06/01/39	2,717,339	2,680,448
5.000%, 04/01/41	4,900	4,788
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal National Mortgage Association
5.000%, 07/01/41	87,573	$86,487
5.000%, 08/01/41	75,155	74,316
5.000%, 01/01/42	42,497	41,971
5.000%, 07/01/52	986,457	963,985
5.000%, 12/01/52	427,948	414,681
5.000%, 01/01/53	3,524,702	3,411,838
5.500%, 11/01/32	279,393	279,596
5.500%, 12/01/32	49,610	50,342
5.500%, 01/01/33	193,105	195,992
5.500%, 12/01/33	69,715	69,789
5.500%, 05/01/34	586,047	588,185
5.500%, 08/01/37	620,058	622,323
5.500%, 02/01/38	128,920	129,393
5.500%, 03/01/38	60,532	60,754
5.500%, 06/01/38	41,025	40,999
5.500%, 12/01/38	72,806	72,822
5.500%, 01/01/39	119,712	120,151
5.500%, 08/01/39	84,522	84,832
5.500%, 12/01/39	168,487	169,107
5.500%, 04/01/40	15,061	15,116
5.500%, 04/01/41	93,840	94,185
5.500%, 01/01/53	947,679	937,743
5.500%, 05/01/53	4,769,997	4,718,228
5.500%, 06/01/53	1,397,494	1,382,397
5.810%, 06/01/31	796,000	810,212
6.000%, 02/01/34	68,775	70,425
6.000%, 08/01/34	50,948	51,827
6.000%, 04/01/35	794,998	808,319
6.000%, 06/01/36	91,403	93,502
6.000%, 02/01/38	135,623	138,694
6.000%, 03/01/38	63,972	65,421
6.000%, 05/01/38	170,529	174,391
6.000%, 10/01/38	203,869	208,387
6.000%, 12/01/38	71,684	73,307
6.000%, 04/01/40	663,862	678,894
6.000%, 09/01/40	74,043	75,720
6.000%, 06/01/41	165,222	168,963
6.000%, 11/01/52	70,557	70,852
6.000%, 01/01/53	1,684,762	1,694,540
6.000%, 04/01/53	439,040	442,107
6.000%, 05/01/53	2,094,601	2,109,231
6.000%, 07/01/53	2,242,022	2,257,682
6.000%, 08/01/53	4,327,578	4,358,473
6.000%, 01/01/54	997,118	1,003,982
6.000%, 03/01/54	145,636	147,029
6.500%, 05/01/40	957,247	985,349
6.500%, 08/01/53	1,848,727	1,890,441
6.500%, 09/01/53	560,460	574,051
6.500%, 10/01/53	2,100,935	2,154,335
6.500%, 01/01/54	298,616	305,645
6.500%, 02/01/54	3,354,911	3,431,255
Federal National Mortgage Association Interest STRIPS
3.000%, 07/25/52 (a)	1,598,455	283,987
FREMF Mortgage Trust
0.100%, 01/25/29 (144A) (a)	25,065,495	83,684
See accompanying notes to financial statements.
BHFTII-14

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2024
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
FREMF Mortgage Trust
4.377%, 08/25/50 (144A) (b)	304,000	$287,934
Government National Mortgage Association
2.000%, 08/20/50	6,569,253	5,316,616
2.000%, 11/20/50	842,406	682,714
2.000%, 01/20/51	9,818,707	7,953,225
2.000%, 02/20/51	734,459	594,631
2.500%, 04/20/51	5,699,416	4,790,662
2.500%, 10/20/51	3,384,411	2,844,718
2.500%, 12/20/51	2,313,228	1,944,736
2.500%, 05/20/52	4,752,760	3,995,169
2.500%, 06/20/52	3,715,258	3,122,856
2.500%, 07/20/52	2,512,877	2,114,505
2.500%, 12/20/52	418,077	351,630
2.500%, 01/20/53	1,760,422	1,480,733
3.000%, 12/20/44	35,189	31,278
3.000%, 02/15/45	404,185	362,403
3.000%, 09/20/47	712,583	628,869
3.000%, 03/20/49	16,770	14,774
3.000%, 05/20/50	280,419	245,278
3.000%, 01/20/51	19,878,809	17,319,513
3.500%, 01/15/42	116,874	107,689
3.500%, 02/15/42	43,935	40,510
3.500%, 04/15/42	154,930	142,913
3.500%, 05/15/42	172,658	159,357
3.500%, 08/15/42	174,086	160,348
3.500%, 11/15/42	53,487	49,164
3.500%, 12/15/42	491,102	452,616
3.500%, 01/15/43	132,807	122,444
3.500%, 02/15/43	283,866	261,093
3.500%, 03/15/43	208,062	191,278
3.500%, 04/15/43	671,052	617,210
3.500%, 04/20/43	649,874	596,189
3.500%, 05/15/43	926,980	852,241
3.500%, 05/20/43	357,097	327,616
3.500%, 06/15/43	288,066	265,025
3.500%, 07/15/43	735,623	678,789
3.500%, 07/20/43	27,625	25,346
3.500%, 02/20/44	692,513	634,625
3.500%, 03/20/45	24,886	22,721
3.500%, 04/20/45	37,106	33,875
3.500%, 05/20/45	151,688	138,469
3.500%, 07/20/45	27,282	24,836
3.500%, 08/20/45	36,701	33,490
3.500%, 10/20/45	69,667	63,538
3.500%, 11/20/45	25,766	23,499
3.500%, 12/20/45	387,155	353,059
3.500%, 01/20/46	77,660	70,794
3.500%, 05/20/46	320,525	291,987
3.500%, 09/20/46	121,842	110,974
3.500%, 10/20/46	762,147	692,545
3.500%, 03/20/48	29,752	27,030
3.500%, 04/20/48	12,132	11,011
4.000%, 04/20/39	12,968	12,321
4.000%, 07/20/39	98,488	93,574
4.000%, 09/20/40	25,382	24,115
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Government National Mortgage Association
4.000%, 10/20/40	294,746	$280,035
4.000%, 11/20/40	164,220	156,023
4.000%, 12/20/40	627,405	596,090
4.000%, 01/20/41	559,982	532,043
4.000%, 02/20/41	9,924	9,429
4.000%, 03/15/41	226,995	214,611
4.000%, 12/15/41	21,390	20,222
4.000%, 07/20/43	60,003	56,843
4.000%, 08/20/44	228,364	215,309
4.000%, 10/20/46	36,316	33,723
4.000%, 05/20/47	148,510	138,527
4.000%, 06/20/47	380,464	355,358
4.000%, 11/20/47	436,157	408,987
4.000%, 12/20/47	215,989	202,413
4.000%, 05/20/50	435,260	406,542
4.000%, 12/20/52	4,620,866	4,270,054
4.500%, 12/20/39	22,833	22,289
4.500%, 01/20/40	27,508	26,851
4.500%, 02/20/40	22,722	22,180
4.500%, 05/20/40	1,420	1,386
4.500%, 02/15/42	2,732,971	2,654,609
4.500%, 03/15/47	67,985	65,549
4.500%, 04/15/47	139,486	134,571
4.500%, 05/15/47	49,501	47,954
4.500%, 09/20/48	227,042	218,446
4.500%, 03/20/49	883,282	850,664
4.500%, 04/20/49	191,799	184,706
4.500%, 05/20/49	745,857	717,024
4.500%, 04/20/50	21,350	20,552
5.000%, 10/20/33	252,217	252,433
5.000%, 12/15/38	89,090	89,497
5.000%, 07/15/39	151,616	151,750
5.000%, 10/15/39	109,594	109,485
5.000%, 10/20/39	82,115	81,908
5.000%, 09/15/40	6,971	6,952
5.000%, 12/15/40	296,644	297,080
5.000%, 07/20/42	116,883	116,409
5.500%, 04/15/33	8,297	8,446
Government National Mortgage Association REMICS
3.000%, 08/20/50 (a)	1,493,794	234,872
3.000%, 02/20/51 (a)	1,283,417	201,336
3.000%, 05/20/51 (a)	4,407,434	691,060
3.000%, 08/20/51 (a)	1,281,757	205,260
Government National Mortgage Association, TBA
2.000%, TBA (d)	17,856,300	14,448,258
2.500%, TBA (d)	11,695,369	9,830,049
3.000%, TBA (d)	5,364,470	4,673,375
3.500%, TBA (d)	11,676,496	10,483,304
4.000%, TBA (d)	4,975,500	4,597,479
4.500%, TBA (d)	3,511,000	3,337,625
5.000%, TBA (d)	11,458,000	11,156,151
5.500%, TBA (d)	12,272,000	12,175,044
6.000%, TBA (d)	9,395,000	9,434,018
6.500%, TBA (d)	6,950,000	7,049,028
See accompanying notes to financial statements.
BHFTII-15

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2024
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Seasoned Loans Structured Transaction Trust
4.750%, 09/25/60 (144A) (b)	1,752,863	$1,680,410
Uniform Mortgage-Backed Security, TBA
2.000%, TBA (d)	24,514,469	19,515,682
2.500%, TBA (d)	20,028,200	16,770,103
3.000%, TBA (d)	6,159,974	5,210,678
3.500%, TBA (d)	24,544,006	21,607,709
4.000%, TBA (d)	2,231,700	2,007,632
5.000%, TBA (d)	65,931,276	63,716,397
5.500%, TBA (d)	26,837,216	26,467,156
6.000%, TBA (d)	1,028,900	1,031,754
6.500%, TBA (d)	7,381,500	7,512,406
7.000%, TBA (d)	15,000	15,427
		824,534,837
U.S. Treasury — 23.9%
U.S. Treasury Bonds
1.125%, 05/15/40	10,082,000	6,203,974
1.125%, 08/15/40	10,082,000	6,138,993
1.375%, 11/15/40	10,082,000	6,361,506
1.625%, 11/15/50	5,196,300	2,844,974
1.875%, 02/15/41	1,498,600	1,025,429
1.875%, 11/15/51	6,339,000	3,679,591
2.250%, 08/15/49	8,301,000	5,365,170
2.375%, 05/15/51	3,358,700	2,212,019
2.500%, 02/15/45 (e) (f)	18,730,000	13,360,489
2.750%, 11/15/47 (e) (f)	18,730,000	13,617,295
2.875%, 05/15/43	3,605,000	2,799,508
2.875%, 11/15/46	3,456,000	2,593,890
3.000%, 05/15/47	6,889,700	5,270,082
3.000%, 02/15/48	12,593,300	9,582,222
3.000%, 02/15/49 (f)	12,591,800	9,537,797
3.000%, 08/15/52	15,569,800	11,713,234
3.125%, 02/15/43	3,605,000	2,919,205
3.125%, 08/15/44	6,720,100	5,370,567
3.625%, 08/15/43	9,934,000	8,631,715
3.625%, 02/15/53	6,834,000	5,813,705
3.625%, 05/15/53	8,279,500	7,045,660
3.750%, 11/15/43	9,934,000	8,779,949
3.875%, 02/15/43	3,729,500	3,371,118
4.000%, 11/15/42	5,761,700	5,309,767
4.000%, 11/15/52	6,339,000	5,774,928
4.125%, 08/15/53	2,418,000	2,251,668
4.250%, 05/15/39	940,000	918,630
4.375%, 11/15/39	940,000	929,388
4.375%, 05/15/40	6,720,800	6,630,227
4.375%, 05/15/41	1,950,500	1,912,785
4.500%, 08/15/39 (e) (f)	14,380,200	14,428,509
4.500%, 02/15/44	4,408,000	4,323,973
4.750%, 02/15/41	780,500	801,598
4.750%, 11/15/53 (e) (f)	13,537,400	13,994,287
U.S. Treasury Notes
0.375%, 09/30/27	6,618,000	5,802,125
0.500%, 05/31/27	14,314,000	12,754,557
0.500%, 08/31/27	18,258,300	16,120,795
0.625%, 07/31/26	3,891,000	3,579,416
Security Description	Principal Amount*	Value
U.S. Treasury—(Continued)
U.S. Treasury Notes
0.750%, 05/31/26	11,504,000	$10,668,612
0.875%, 06/30/26	12,668,000	11,751,549
1.250%, 05/31/28	15,192,000	13,468,658
1.250%, 08/15/31	26,492,000	21,499,914
1.500%, 02/15/25	6,430,000	6,279,611
1.500%, 08/15/26	10,036,000	9,391,501
1.500%, 02/15/30	5,101,000	4,378,093
1.625%, 11/30/26	21,772,000	20,288,782
1.625%, 05/15/31	15,095,000	12,669,186
2.000%, 02/15/25	8,646,000	8,469,281
2.125%, 05/15/25	7,618,000	7,420,706
2.375%, 05/15/29	5,101,000	4,658,249
2.625%, 04/15/25	13,441,500	13,176,214
2.625%, 02/15/29	5,101,000	4,728,786
2.750%, 08/15/32 (e)	38,028,000	33,840,463
2.875%, 06/15/25	6,430,000	6,293,802
2.875%, 05/15/32	1,625,500	1,464,537
3.125%, 11/15/28	3,935,000	3,736,559
3.250%, 06/30/29	12,023,600	11,422,890
3.625%, 05/31/28	27,604,800	26,818,710
3.750%, 05/31/30	6,430,000	6,226,802
3.875%, 11/30/27	6,387,000	6,265,497
3.875%, 12/31/29	23,204,000	22,652,905
4.000%, 12/15/25	14,859,000	14,667,458
4.000%, 02/28/30	8,528,900	8,374,647
4.000%, 02/15/34	9,282,000	9,009,341
4.500%, 11/15/25	12,024,000	11,951,198
4.625%, 03/15/26	15,497,000	15,443,124
4.875%, 11/30/25	24,274,000	24,246,502
4.875%, 10/31/28	27,604,800	28,120,234
4.875%, 10/31/30	14,691,900	15,106,831
5.000%, 08/31/25	19,166,000	19,151,027
5.000%, 09/30/25	18,148,800	18,141,002
		671,553,416
Total U.S. Treasury & Government Agencies (Cost $1,618,129,938)		1,496,088,253

Corporate Bonds & Notes—26.1%
Aerospace/Defense — 1.0%
BAE Systems PLC
3.400%, 04/15/30 (144A)	2,115,000	1,915,506
5.250%, 03/26/31 (144A)	1,483,000	1,479,029
Boeing Co.
5.930%, 05/01/60	629,000	562,358
7.008%, 05/01/64 (144A)	1,003,000	1,026,942
L3Harris Technologies, Inc.
1.800%, 01/15/31	1,268,000	1,025,875
4.400%, 06/15/28	2,898,000	2,814,492
5.250%, 06/01/31	3,627,000	3,614,862
5.350%, 06/01/34	504,000	500,405
5.400%, 07/31/33	3,869,000	3,856,798
Lockheed Martin Corp.
3.600%, 03/01/35	644,000	564,744
See accompanying notes to financial statements.
BHFTII-16

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2024
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Aerospace/Defense—(Continued)
Northrop Grumman Corp.
4.900%, 06/01/34	619,000	$601,940
5.200%, 06/01/54	975,000	912,905
RTX Corp.
2.820%, 09/01/51	3,682,000	2,242,117
4.125%, 11/16/28	1,640,000	1,578,663
5.400%, 05/01/35	1,746,000	1,753,083
6.100%, 03/15/34	3,369,000	3,546,236
6.700%, 08/01/28	510,000	540,006
7.000%, 11/01/28	805,000	852,498
		29,388,459
Agriculture — 0.6%
Altria Group, Inc.
3.400%, 02/04/41	927,000	668,592
3.700%, 02/04/51	816,000	551,525
4.250%, 08/09/42	808,000	642,904
4.450%, 05/06/50	663,000	509,141
5.950%, 02/14/49	476,000	466,713
6.200%, 02/14/59	274,000	271,767
6.875%, 11/01/33	1,917,000	2,071,475
BAT Capital Corp.
4.540%, 08/15/47	1,604,000	1,235,054
4.758%, 09/06/49	3,053,000	2,402,065
5.282%, 04/02/50 (g)	385,000	324,602
5.650%, 03/16/52	1,231,000	1,099,050
5.834%, 02/20/31	3,020,000	3,062,575
7.081%, 08/02/53	1,839,000	1,955,514
MHP Lux SA
6.250%, 09/19/29 (144A)	144,000	100,512
Philip Morris International, Inc.
4.875%, 02/13/29	1,045,000	1,033,356
5.125%, 11/17/27 (g)	281,000	280,935
Reynolds American, Inc.
5.850%, 08/15/45	1,231,000	1,135,389
		17,811,169
Airlines — 0.1%
ABRA Global Finance
11.500%, 5.500% PIK, 03/02/28 (144A) (h)	372,815	364,875
Air Baltic Corp. AS
14.500%, 08/14/29 (144A) (EUR)	147,000	170,769
Air Canada Pass-Through Trust
3.700%, 07/15/27 (144A)	4,617	4,410
Allegiant Travel Co.
7.250%, 08/15/27 (144A) (g)	175,000	166,545
Avianca Midco 2 PLC
9.000%, 12/01/28 (144A)	135,353	130,752
Azul Secured Finance LLP
11.930%, 08/28/28 (144A)	595,000	577,450
Gol Finance SA
15.837%, 1M TSFR + 10.500%, 01/29/25 (144A) (b)	127,153	137,007
Turkish Airlines Pass-Through Trust
4.200%, 09/15/28 (144A)	533,347	505,735
		2,057,543
Security Description	Principal Amount*	Value

Apparel — 0.0%
William Carter Co.
5.625%, 03/15/27 (144A)	21,000	$20,713
Auto Manufacturers — 0.4%
Aston Martin Capital Holdings Ltd.
10.000%, 03/31/29 (144A)	217,000	213,812
Ford Motor Credit Co. LLC
6.125%, 03/08/34	2,160,000	2,136,474
7.122%, 11/07/33	1,684,000	1,779,443
General Motors Financial Co., Inc.
5.600%, 06/18/31	1,491,000	1,479,842
5.750%, 02/08/31	570,000	571,521
5.850%, 04/06/30	1,473,000	1,491,024
5.950%, 04/04/34 (g)	1,631,000	1,632,393
Toyota Motor Credit Corp.
5.100%, 03/21/31	597,000	597,260
		9,901,769
Auto Parts & Equipment — 0.0%
Tenneco, Inc.
8.000%, 11/17/28 (144A)	410,000	373,241
Tupy Overseas SA
4.500%, 02/16/31	209,000	179,087
		552,328
Banks — 5.7%
Alinma Tier 1 Sukuk Ltd.
6.500%, 5Y H15 + 2.201% (b) (i)	200,000	201,825
Bank of America Corp.
1.898%, SOFR + 1.530%, 07/23/31 (b)	1,381,000	1,137,516
1.922%, SOFR + 1.370%, 10/24/31 (b)	469,000	383,693
2.087%, SOFR + 1.060%, 06/14/29 (b)	839,000	744,314
2.572%, SOFR + 1.210%, 10/20/32 (b)	1,968,000	1,631,184
2.831%, SOFR + 1.880%, 10/24/51 (b)	1,120,000	707,612
2.972%, SOFR + 1.330%, 02/04/33 (b)	1,148,000	971,524
3.970%, 3M TSFR + 1.332%, 03/05/29 (b)	848,000	810,809
3.974%, 3M TSFR + 1.472%, 02/07/30 (b)	1,696,000	1,606,152
5.468%, SOFR + 1.650%, 01/23/35 (b) (g)	7,736,000	7,728,175
5.819%, SOFR + 1.570%, 09/15/29 (b) (g)	4,103,000	4,188,893
Barclays PLC
5.690%, SOFR + 1.740%, 03/12/30 (b)	1,050,000	1,052,815
Citigroup, Inc.
2.561%, SOFR + 1.167%, 05/01/32 (b)	4,258,000	3,548,436
2.976%, SOFR + 1.422%, 11/05/30 (b)	1,826,000	1,626,353
3.070%, SOFR + 1.280%, 02/24/28 (b)	2,391,000	2,256,475
4.150%, 5Y H15 + 3.000% (b) (i)	64,000	59,736
4.910%, SOFR + 2.086%, 05/24/33 (b)	1,407,000	1,351,086
5.174%, SOFR + 1.364%, 02/13/30 (b)	279,000	277,375
5.449%, SOFR + 1.447%, 06/11/35 (b)	3,074,000	3,049,916
6.270%, SOFR + 2.338%, 11/17/33 (b) (g)	516,000	540,424
Deutsche Bank AG
3.742%, SOFR + 2.257%, 01/07/33 (b)	340,000	279,660
Goldman Sachs Group, Inc.
1.093%, SOFR + 0.789%, 12/09/26 (b)	1,005,000	939,468
1.431%, SOFR + 0.798%, 03/09/27 (b)	960,000	895,771
1.542%, SOFR + 0.818%, 09/10/27 (b)	1,699,000	1,560,451
See accompanying notes to financial statements.
BHFTII-17

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2024
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Banks—(Continued)
Goldman Sachs Group, Inc.
1.992%, SOFR + 1.090%, 01/27/32 (b)	510,000	$413,889
2.383%, SOFR + 1.248%, 07/21/32 (b)	1,711,000	1,405,126
2.615%, SOFR + 1.281%, 04/22/32 (b) (g)	4,220,000	3,547,998
2.650%, SOFR + 1.264%, 10/21/32 (b)	6,750,000	5,611,466
3.691%, 3M TSFR + 1.772%, 06/05/28 (b)	3,946,000	3,774,830
3.814%, 3M TSFR + 1.420%, 04/23/29 (b)	295,000	279,906
4.223%, 3M TSFR + 1.563%, 05/01/29 (b)	392,000	377,349
5.727%, SOFR + 1.265%, 04/25/30 (b)	10,096,000	10,275,265
5.851%, SOFR + 1.552%, 04/25/35 (b)	5,753,000	5,892,954
5.876%, SOFR + 0.505%, 09/10/24 (b)	2,116,000	2,116,000
HSBC Holdings PLC
5.597%, SOFR + 1.060%, 05/17/28 (b)	3,031,000	3,042,851
7.390%, SOFR + 3.350%, 11/03/28 (b)	898,000	949,649
HSBC USA, Inc.
5.294%, 03/04/27	318,000	318,844
JPMorgan Chase & Co.
1.764%, 3M TSFR + 1.105%, 11/19/31 (b)	1,933,000	1,572,393
2.522%, SOFR + 2.040%, 04/22/31 (b)	3,809,000	3,292,220
2.580%, 3M TSFR + 1.250%, 04/22/32 (b)	533,000	450,167
2.739%, 3M TSFR + 1.510%, 10/15/30 (b)	314,000	277,824
3.650%, 5Y H15 + 2.850% (b) (i)	64,000	60,535
3.702%, 3M TSFR + 1.422%, 05/06/30 (b)	2,753,000	2,574,139
5.012%, SOFR + 1.310%, 01/23/30 (b)	3,081,000	3,057,371
5.571%, SOFR + 0.930%, 04/22/28 (b)	1,782,000	1,796,429
5.581%, SOFR + 1.160%, 04/22/30 (b)	2,254,000	2,289,705
5.766%, SOFR + 1.490%, 04/22/35 (b) (g)	4,918,000	5,045,907
6.087%, SOFR + 1.570%, 10/23/29 (b)	696,000	719,121
Morgan Stanley
1.794%, SOFR + 1.034%, 02/13/32 (b)	2,760,000	2,215,028
2.239%, SOFR + 1.178%, 07/21/32 (b)	3,153,000	2,575,712
2.699%, SOFR + 1.143%, 01/22/31 (b)	4,761,000	4,173,398
5.164%, SOFR + 1.590%, 04/20/29 (b)	2,683,000	2,674,293
5.449%, SOFR + 1.630%, 07/20/29 (b)	3,277,000	3,297,214
5.656%, SOFR + 1.260%, 04/18/30 (b)	10,007,000	10,176,484
5.831%, SOFR + 1.580%, 04/19/35 (b)	6,735,000	6,903,880
6.407%, SOFR + 1.830%, 11/01/29 (b)	2,651,000	2,765,953
Sumitomo Mitsui Financial Group, Inc.
6.600%, 5Y H15 + 2.283% (b) (i)	1,525,000	1,515,025
UBS AG
0.250%, 09/01/28 (EUR)	900,000	843,518
2.950%, 04/09/25	423,000	414,566
3.700%, 02/21/25	2,336,000	2,305,788
4.750%, 08/09/24	1,598,000	1,596,013
5.000%, 07/09/27	1,650,000	1,636,416
7.500%, 02/15/28	3,033,000	3,245,226
7.950%, 01/09/25	1,862,000	1,881,557
UBS Group AG
0.650%, 1Y EUR Swap + 0.770%, 01/14/28 (EUR) (b)	500,000	495,260
2.095%, 1Y H15 + 1.000%, 02/11/32 (144A) (b)	1,642,000	1,319,448
2.746%, 1Y H15 + 1.100%, 02/11/33 (144A) (b)	714,000	583,537
3.091%, SOFR + 1.730%, 05/14/32 (144A) (b)	3,786,000	3,229,479
4.194%, SOFR + 3.730%, 04/01/31 (144A) (b)	768,000	716,947
5.959%, 1Y H15 + 2.200%, 01/12/34 (144A) (b)	483,000	490,267
9.250%, 5Y H15 + 4.758% (144A) (b) (i)	275,000	307,970
Security Description	Principal Amount*	Value

Banks—(Continued)
Wells Fargo & Co.
4.611%, SOFR + 2.130%, 04/25/53 (b)	642,000	$548,686
5.013%, 3M TSFR + 4.502%, 04/04/51 (b)	345,000	314,266
5.198%, SOFR + 1.500%, 01/23/30 (b) (g)	1,771,000	1,763,564
5.499%, SOFR + 1.780%, 01/23/35 (b)	5,224,000	5,205,680
5.574%, SOFR + 1.740%, 07/25/29 (b)	292,000	294,649
6.491%, SOFR + 2.060%, 10/23/34 (b)	676,000	720,654
		160,902,079
Biotechnology — 0.5%
Amgen, Inc.
4.050%, 08/18/29	290,000	277,378
4.400%, 02/22/62	726,000	576,522
5.250%, 03/02/30	7,263,000	7,316,279
5.750%, 03/02/63	4,327,000	4,237,139
Gilead Sciences, Inc.
1.650%, 10/01/30	806,000	664,136
4.500%, 02/01/45	1,307,000	1,128,912
4.800%, 04/01/44	768,000	692,716
		14,893,082
Chemicals — 0.0%
Eastman Chemical Co.
5.750%, 03/08/33	286,000	288,509
OCP SA
6.750%, 05/02/34 (144A)	200,000	205,220
7.500%, 05/02/54 (144A)	200,000	204,029
Olympus Water U.S. Holding Corp.
9.750%, 11/15/28 (144A)	409,000	432,710
		1,130,468
Commercial Services — 0.1%
Allied Universal Holdco LLC/Allied Universal Finance Corp.
9.750%, 07/15/27 (144A) (g)	127,000	126,225
Champions Financing, Inc.
8.750%, 02/15/29 (144A)	49,000	50,248
DP World Salaam
6.000%, 5Y H15 + 5.750% (b) (i)	200,000	198,500
Garda World Security Corp.
7.750%, 02/15/28 (144A)	62,000	63,146
9.500%, 11/01/27 (144A) (g)	109,000	109,504
Global Payments, Inc.
2.900%, 05/15/30	721,000	627,671
3.200%, 08/15/29	374,000	336,006
Moody's Corp.
2.000%, 08/19/31 (g)	750,000	608,909
RELX Capital, Inc.
4.750%, 05/20/32	288,000	279,040
		2,399,249
Computers — 0.3%
Dell International LLC/EMC Corp.
4.900%, 10/01/26	3,772,000	3,735,089
Gartner, Inc.
4.500%, 07/01/28 (144A)	2,854,000	2,750,602
See accompanying notes to financial statements.
BHFTII-18

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2024
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Computers—(Continued)
Hewlett Packard Enterprise Co.
5.250%, 07/01/28	948,000	$953,583
		7,439,274
Diversified Financial Services — 0.0%
Nationstar Mortgage Holdings, Inc.
5.125%, 12/15/30 (144A) (g)	195,000	178,813
5.500%, 08/15/28 (144A)	221,000	212,364
5.750%, 11/15/31 (144A) (g)	96,000	90,232
6.000%, 01/15/27 (144A)	49,000	48,478
PennyMac Financial Services, Inc.
7.875%, 12/15/29 (144A)	90,000	92,806
		622,693
Electric — 2.5%
AEP Texas, Inc.
3.450%, 05/15/51	643,000	422,011
3.950%, 06/01/28	2,220,000	2,108,397
4.150%, 05/01/49	348,000	260,357
4.700%, 05/15/32	1,554,000	1,462,711
5.400%, 06/01/33	297,000	289,138
AEP Transmission Co. LLC
3.150%, 09/15/49	674,000	443,003
3.650%, 04/01/50	379,000	272,649
3.750%, 12/01/47	355,000	263,697
3.800%, 06/15/49	851,000	628,280
4.500%, 06/15/52	772,000	640,184
5.150%, 04/01/34	1,956,000	1,911,614
AES Andes SA
8.150%, 5Y H15 + 3.835%, 06/10/55 (144A) (b)	285,000	285,000
AES Panama Generation Holdings SRL
4.375%, 05/31/30	193,026	167,852
Alabama Power Co.
3.750%, 03/01/45	1,504,000	1,154,392
4.150%, 08/15/44	435,000	358,649
5.500%, 03/15/41	285,000	275,362
Algonquin Power & Utilities Corp.
5.365%, 06/15/26 (j)	483,000	480,659
Baltimore Gas & Electric Co.
3.200%, 09/15/49	1,465,000	974,582
3.750%, 08/15/47	585,000	438,149
4.250%, 09/15/48	622,000	500,680
4.550%, 06/01/52	364,000	303,371
CenterPoint Energy Houston Electric LLC
3.000%, 03/01/32	389,000	335,720
3.950%, 03/01/48	505,000	395,948
Consolidated Edison Co. of New York, Inc.
4.500%, 12/01/45	655,000	554,280
Consumers Energy Co.
3.100%, 08/15/50	631,000	434,161
3.250%, 08/15/46	429,000	311,402
3.750%, 02/15/50	982,000	747,338
3.950%, 07/15/47	334,000	269,554
4.625%, 05/15/33	1,651,000	1,580,713
Dominion Energy South Carolina, Inc.
6.250%, 10/15/53	257,000	276,689
Security Description	Principal Amount*	Value

Electric—(Continued)
DTE Electric Co.
3.250%, 04/01/51	809,000	$545,966
Duke Energy Carolinas LLC
3.200%, 08/15/49	2,061,000	1,382,473
3.450%, 04/15/51	1,269,000	885,538
3.700%, 12/01/47	985,000	723,512
3.875%, 03/15/46	355,000	272,448
3.950%, 03/15/48	344,000	264,510
Duke Energy Florida LLC
1.750%, 06/15/30	688,000	570,858
3.000%, 12/15/51	796,000	500,100
4.200%, 07/15/48	700,000	560,963
5.950%, 11/15/52	1,342,000	1,365,306
Duke Energy Ohio, Inc.
5.550%, 03/15/54	284,000	273,544
Duke Energy Progress LLC
2.500%, 08/15/50	1,206,000	694,298
3.450%, 03/15/29	913,000	851,521
4.000%, 04/01/52	1,056,000	801,924
5.350%, 03/15/53	1,077,000	1,009,891
Edison International
4.125%, 03/15/28	400,000	382,074
5.250%, 11/15/28	654,000	648,270
5.750%, 06/15/27 (g)	670,000	675,873
6.950%, 11/15/29	1,893,000	2,012,608
Eversource Energy
3.300%, 01/15/28	295,000	275,535
5.450%, 03/01/28	967,000	969,854
5.950%, 02/01/29	270,000	275,914
FirstEnergy Corp.
3.400%, 03/01/50	1,066,000	713,053
4.150%, 07/15/27 (g)	3,378,000	3,241,356
FirstEnergy Transmission LLC
4.550%, 04/01/49 (144A)	2,331,000	1,926,522
Florida Power & Light Co.
2.875%, 12/04/51	740,000	469,977
3.150%, 10/01/49	1,120,000	761,578
3.990%, 03/01/49	2,033,000	1,608,955
FreeWire Technologies, Inc.
6.000%, 02/20/28 † (h) (k) (l)	1,496,105	254,188
Generacion Mediterranea SA/Central Termica Roca SA
9.875%, 12/01/27 (144A)	142,696	125,858
Georgia Power Co.
4.950%, 05/17/33	856,000	834,610
MidAmerican Energy Co.
3.650%, 08/01/48	369,000	276,901
4.250%, 05/01/46	338,000	278,234
5.300%, 02/01/55	1,560,000	1,484,706
5.850%, 09/15/54	1,139,000	1,166,343
Northern States Power Co.
5.400%, 03/15/54	630,000	606,991
Ohio Power Co.
2.600%, 04/01/30	1,475,000	1,284,728
2.900%, 10/01/51	1,309,000	799,973
4.000%, 06/01/49 (g)	799,000	604,982
4.150%, 04/01/48	474,000	365,106
See accompanying notes to financial statements.
BHFTII-19

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2024
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Electric—(Continued)
Pacific Gas & Electric Co.
3.500%, 08/01/50 (g)	3,375,000	$2,202,541
5.250%, 03/01/52	2,102,000	1,802,008
PECO Energy Co.
2.800%, 06/15/50	782,000	488,969
3.000%, 09/15/49	467,000	307,307
3.700%, 09/15/47	615,000	465,661
4.600%, 05/15/52	770,000	662,149
Public Service Co. of New Hampshire
5.150%, 01/15/53	289,000	270,397
Public Service Electric & Gas Co.
2.050%, 08/01/50	629,000	340,123
3.150%, 01/01/50	602,000	412,302
San Diego Gas & Electric Co.
3.320%, 04/15/50	540,000	367,307
3.700%, 03/15/52	373,000	270,405
Southern California Edison Co.
2.250%, 06/01/30	1,850,000	1,568,730
2.500%, 06/01/31	1,137,000	954,241
2.750%, 02/01/32	588,000	495,920
4.200%, 03/01/29	285,000	272,697
5.300%, 03/01/28	955,000	956,688
5.350%, 07/15/35	646,000	638,159
5.625%, 02/01/36	834,000	832,517
5.650%, 10/01/28	1,779,000	1,808,940
Virginia Electric & Power Co.
2.450%, 12/15/50	488,000	273,406
2.950%, 11/15/51	523,000	326,652
4.000%, 01/15/43	655,000	526,827
Vistra Operations Co. LLC
6.000%, 04/15/34 (144A)	738,000	739,764
6.950%, 10/15/33 (144A)	1,081,000	1,156,979
		69,434,272
Electronics — 0.0%
EquipmentShare.com, Inc.
9.000%, 05/15/28 (144A) (g)	481,000	496,380
Energy-Alternate Sources — 0.0%
SCC Power PLC
4.000%, 4.000% PIK, 05/17/32 (144A) (h)	696,702	99,977
8.000%, 4.000% PIK, 12/31/28 (144A) (h)	1,286,221	515,774
		615,751
Engineering & Construction — 0.0%
Aeropuertos Dominicanos Siglo XXI SA
6.750%, 03/30/29 (144A)	200,000	205,000
IHS Holding Ltd.
6.250%, 11/29/28 (144A)	223,000	199,215
Weekley Homes LLC/Weekley Finance Corp.
4.875%, 09/15/28 (144A)	175,000	162,061
		566,276
Entertainment — 0.1%
Affinity Interactive
6.875%, 12/15/27 (144A)	194,000	171,061
Security Description	Principal Amount*	Value

Entertainment—(Continued)
HR Ottawa LP
11.000%, 03/31/31 (144A)	3,772,000	$3,707,195
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.
4.875%, 05/01/29 (144A)	232,000	216,106
		4,094,362
Environmental Control — 0.0%
Clean Harbors, Inc.
4.875%, 07/15/27 (144A)	72,000	69,692
Reworld Holding Corp.
4.875%, 12/01/29 (144A) (g)	101,000	92,185
Waste Management, Inc.
3.900%, 03/01/35	313,000	278,618
4.625%, 02/15/33 (g)	592,000	571,596
		1,012,091
Food — 0.0%
Pilgrim's Pride Corp.
6.250%, 07/01/33 (g)	436,000	444,133
Gas — 0.1%
CenterPoint Energy Resources Corp.
5.400%, 07/01/34	350,000	346,564
NiSource, Inc.
3.490%, 05/15/27	296,000	282,400
5.250%, 03/30/28	975,000	973,942
5.350%, 04/01/34	564,000	553,161
ONE Gas, Inc.
5.100%, 04/01/29	351,000	351,928
Piedmont Natural Gas Co., Inc.
2.500%, 03/15/31	558,000	468,447
Promigas SA ESP/Gases del Pacifico SAC
3.750%, 10/16/29 (144A)	207,000	188,031
		3,164,473
Healthcare-Products — 0.2%
Agilent Technologies, Inc.
2.100%, 06/04/30	334,000	281,737
2.300%, 03/12/31	335,000	279,315
Solventum Corp.
5.450%, 02/25/27 (144A)	1,264,000	1,262,767
6.000%, 05/15/64 (144A)	1,488,000	1,411,356
Thermo Fisher Scientific, Inc.
4.950%, 11/21/32	1,306,000	1,294,294
		4,529,469
Healthcare-Services — 1.0%
Elevance Health, Inc.
3.600%, 03/15/51	841,000	604,902
4.375%, 12/01/47	326,000	270,603
4.850%, 08/15/54	521,000	433,854
5.650%, 06/15/54	280,000	276,994
HCA, Inc.
3.500%, 09/01/30	6,074,000	5,478,970
3.625%, 03/15/32	754,000	664,171
See accompanying notes to financial statements.
BHFTII-20

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2024
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Healthcare-Services—(Continued)
HCA, Inc.
5.250%, 04/15/25	1,102,000	$1,096,809
5.250%, 06/15/26	1,158,000	1,152,827
5.375%, 09/01/26	4,129,000	4,118,701
5.450%, 04/01/31	6,201,000	6,196,546
5.875%, 02/15/26	2,112,000	2,114,804
5.875%, 02/01/29 (g)	37,000	37,670
7.690%, 06/15/25 (g)	537,000	545,836
Humana, Inc.
5.875%, 03/01/33	422,000	429,275
5.950%, 03/15/34	559,000	571,437
Select Medical Corp.
6.250%, 08/15/26 (144A)	429,000	431,117
UnitedHealth Group, Inc.
2.900%, 05/15/50	819,000	531,163
3.250%, 05/15/51	507,000	348,155
4.250%, 06/15/48	815,000	673,517
5.050%, 04/15/53	296,000	274,167
5.875%, 02/15/53	403,000	418,529
6.050%, 02/15/63	1,863,000	1,960,443
		28,630,490
Home Builders — 0.4%
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.625%, 08/01/29 (144A)	77,000	69,374
4.625%, 04/01/30 (144A) (g)	190,000	169,814
6.625%, 01/15/28 (144A)	727,000	725,679
Beazer Homes USA, Inc.
7.250%, 10/15/29	772,000	773,079
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC
5.000%, 06/15/29 (144A)	135,000	123,302
Forestar Group, Inc.
5.000%, 03/01/28 (144A)	287,000	275,155
Homes by WestBay LLC
11.000%, 02/06/30 † (k) (l)	3,134,000	3,134,000
Landsea Homes Corp.
11.000%, 07/17/28 † (k) (l)	3,104,000	3,290,240
LGI Homes, Inc.
8.750%, 12/15/28 (144A)	407,000	423,933
Mattamy Group Corp.
4.625%, 03/01/30 (144A)	337,000	311,512
5.250%, 12/15/27 (144A)	245,000	238,042
STL Holding Co. LLC
8.750%, 02/15/29 (144A)	178,000	185,779
		9,719,909
Insurance — 0.1%
Ambac Assurance Corp.
5.100% (144A) (i)	162,922	235,830
American International Group, Inc.
4.375%, 06/30/50	752,000	622,948
FWD Group Holdings Ltd.
8.400%, 04/05/29	1,331,000	1,359,788
Marsh & McLennan Cos., Inc.
5.450%, 03/15/54	283,000	274,887
Security Description	Principal Amount*	Value

Insurance—(Continued)
Marsh & McLennan Cos., Inc.
5.700%, 09/15/53	992,000	$1,001,961
		3,495,414
Internet — 0.2%
Meta Platforms, Inc.
4.650%, 08/15/62 (g)	2,633,000	2,269,457
5.750%, 05/15/63	1,497,000	1,538,107
Rakuten Group, Inc.
9.750%, 04/15/29 (144A)	812,000	836,969
		4,644,533
Investment Companies — 0.1%
Blackstone Secured Lending Fund
5.875%, 11/15/27	871,000	864,671
Blue Owl Credit Income Corp.
6.600%, 09/15/29 (144A)	496,000	489,278
		1,353,949
Iron/Steel — 0.0%
Big River Steel LLC/BRS Finance Corp.
6.625%, 01/31/29 (144A)	206,000	206,459
Mineral Resources Ltd.
9.250%, 10/01/28 (144A)	125,000	131,191
Samarco Mineracao SA
9.000%, 5.500% PIK, 06/30/31 (h)	417,114	387,843
Vale Overseas Ltd.
6.400%, 06/28/54	120,000	118,644
		844,137
Lodging — 0.2%
Full House Resorts, Inc.
8.250%, 02/15/28 (144A) (g)	97,000	92,930
Grupo Posadas SAB de CV
7.000%, 12/30/27 (j)	205,810	184,714
Las Vegas Sands Corp.
3.500%, 08/18/26	562,000	536,225
5.900%, 06/01/27	1,683,000	1,691,934
Marriott International, Inc.
2.750%, 10/15/33	433,000	349,492
5.300%, 05/15/34	803,000	788,412
Sonder Holdings, Inc.
13.860%, SOFR + 9.000%, 01/19/27 † (b) (h) (k) (l)	1,629,163	1,433,663
14.580%, SOFR + 9.000%, 12/31/24 † (b) (h) (k) (l)	94,063	90,422
		5,167,792
Machinery-Diversified — 0.1%
CNH Industrial Capital LLC
5.450%, 10/14/25	1,596,000	1,594,593
Media — 0.4%
AMC Networks, Inc.
4.250%, 02/15/29	313,000	211,156
10.250%, 01/15/29 (144A)	205,000	201,966
See accompanying notes to financial statements.
BHFTII-21

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2024
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Media—(Continued)
Charter Communications Operating LLC/Charter Communications Operating Capital
3.900%, 06/01/52	3,528,000	$2,212,361
3.950%, 06/30/62	732,000	433,668
Comcast Corp.
2.650%, 08/15/62	887,000	482,509
2.937%, 11/01/56	1,264,000	762,464
2.987%, 11/01/63	1,470,000	862,707
3.969%, 11/01/47	350,000	272,989
4.250%, 10/15/30	872,000	836,208
5.500%, 05/15/64	401,000	385,825
Cox Communications, Inc.
3.150%, 08/15/24 (144A)	190,000	189,278
CSC Holdings LLC
5.500%, 04/15/27 (144A)	400,000	324,456
11.250%, 05/15/28 (144A)	200,000	174,177
11.750%, 01/31/29 (144A)	247,000	210,655
DISH DBS Corp.
5.875%, 11/15/24 (g)	869,000	825,170
FactSet Research Systems, Inc.
3.450%, 03/01/32	317,000	276,170
Paramount Global
4.600%, 01/15/45	223,000	148,897
4.900%, 08/15/44	152,000	105,714
5.250%, 04/01/44	579,000	421,680
5.850%, 09/01/43	524,000	412,073
6.375%, 5Y H15 + 3.999%, 03/30/62 (b)	241,000	212,841
		9,962,964
Mining — 0.4%
Anglo American Capital PLC
5.500%, 05/02/33 (144A) (g)	906,000	886,910
5.625%, 04/01/30 (144A)	1,519,000	1,528,826
Glencore Funding LLC
2.500%, 09/01/30 (144A)	772,000	652,773
2.625%, 09/23/31 (144A)	1,222,000	1,002,670
2.850%, 04/27/31 (144A)	654,000	550,726
5.371%, 04/04/29 (144A)	949,000	944,594
5.400%, 05/08/28 (144A)	853,000	852,782
6.375%, 10/06/30 (144A)	3,260,000	3,397,926
Newmont Corp.
2.250%, 10/01/30 (g)	1,047,000	893,488
		10,710,695
Miscellaneous Manufacturing — 0.0%
Textron, Inc.
3.900%, 09/17/29	574,000	538,395
Oil & Gas — 2.6%
Antero Resources Corp.
5.375%, 03/01/30 (144A) (g)	1,864,000	1,803,890
7.625%, 02/01/29 (144A)	1,388,000	1,427,332
Apache Corp.
4.750%, 04/15/43 (g)	1,469,000	1,175,210
5.250%, 02/01/42	708,000	608,324
Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
BP Capital Markets America, Inc.
1.749%, 08/10/30	337,000	$279,759
2.721%, 01/12/32 (g)	2,276,000	1,933,425
3.633%, 04/06/30 (g)	300,000	279,539
4.989%, 04/10/34	376,000	367,840
California Resources Corp.
8.250%, 06/15/29 (144A)	179,000	182,731
Calumet Specialty Products Partners LP/Calumet Finance Corp.
9.750%, 07/15/28 (144A)	522,000	494,314
Chevron USA, Inc.
2.343%, 08/12/50	644,000	372,851
Civitas Resources, Inc.
5.000%, 10/15/26 (144A)	294,000	286,189
8.375%, 07/01/28 (144A)	638,000	668,515
Crescent Energy Finance LLC
7.625%, 04/01/32 (144A)	169,000	172,243
Devon Energy Corp.
4.500%, 01/15/30	1,095,000	1,053,574
5.875%, 06/15/28	284,000	284,923
Diamondback Energy, Inc.
3.125%, 03/24/31 (g)	4,682,000	4,115,254
3.250%, 12/01/26	8,219,000	7,854,021
3.500%, 12/01/29	11,200,000	10,328,593
4.250%, 03/15/52 (g)	1,830,000	1,417,817
4.400%, 03/24/51	340,000	271,575
5.750%, 04/18/54	1,892,000	1,834,184
5.900%, 04/18/64	4,818,000	4,650,743
6.250%, 03/15/53	116,000	119,380
Ecopetrol SA
8.375%, 01/19/36	30,000	29,467
8.875%, 01/13/33	71,000	73,326
Energean Israel Finance Ltd.
8.500%, 09/30/33	20,591	19,459
EQT Corp.
3.125%, 05/15/26 (144A)	2,443,000	2,334,537
3.625%, 05/15/31 (144A)	2,285,000	2,015,809
3.900%, 10/01/27 (g)	3,211,000	3,069,078
5.000%, 01/15/29 (g)	1,689,000	1,657,046
5.700%, 04/01/28	2,159,000	2,180,018
5.750%, 02/01/34	1,853,000	1,836,742
7.000%, 02/01/30 (g)	3,153,000	3,346,049
Exxon Mobil Corp.
3.452%, 04/15/51	1,311,000	946,133
Gran Tierra Energy, Inc.
9.500%, 10/15/29 (144A)	200,000	190,467
Hess Corp.
6.000%, 01/15/40	287,000	296,584
7.300%, 08/15/31	498,000	555,120
Leviathan Bond Ltd.
6.750%, 06/30/30	2,998	2,673
MC Brazil Downstream Trading SARL
7.250%, 06/30/31 (144A)	215,233	190,778
NAK Naftogaz Ukraine via Kondor Finance PLC
7.125%, 07/19/26 (EUR)	369,000	309,403
7.625%, 11/08/28 (144A)	379,000	284,432
See accompanying notes to financial statements.
BHFTII-22

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2024
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Ovintiv, Inc.
5.375%, 01/01/26	509,000	$506,388
7.100%, 07/15/53 (g)	1,436,000	1,575,088
Permian Resources Operating LLC
5.875%, 07/01/29 (144A)	134,000	131,948
7.000%, 01/15/32 (144A) (g)	140,000	143,817
8.000%, 04/15/27 (144A)	358,000	366,034
Petroleos Mexicanos
6.500%, 03/13/27	1,249,000	1,190,128
6.875%, 08/04/26	478,000	468,093
7.190%, 09/12/24 (MXN)	4,225,600	227,758
8.750%, 06/02/29	69,800	68,561
Petrorio Luxembourg Holding SARL
6.125%, 06/09/26 (144A)	186,000	181,720
Pioneer Midco
10.500%, 11/18/30 † (h) (j) (k) (l)	1,185,497	1,187,039
Pioneer Natural Resources Co.
2.150%, 01/15/31	584,000	490,313
Shelf Drilling Holdings Ltd.
9.625%, 04/15/29 (144A) (g)	462,000	441,802
Sitio Royalties Operating Partnership LP/Sitio Finance Corp.
7.875%, 11/01/28 (144A)	200,000	206,794
Transocean Titan Financing Ltd.
8.375%, 02/01/28 (144A)	110,000	113,530
Transocean, Inc.
8.250%, 05/15/29 (144A)	239,000	239,592
Vantage Drilling International Ltd.
9.500%, 02/15/28 (144A)	343,000	348,301
Viper Energy, Inc.
5.375%, 11/01/27 (144A)	2,858,000	2,804,207
7.375%, 11/01/31 (144A)	1,040,000	1,077,116
Vital Energy, Inc.
7.875%, 04/15/32 (144A)	116,000	117,924
YPF SA
9.500%, 01/17/31 (144A)	372,000	377,958
		73,583,458
Packaging & Containers — 0.1%
Amcor Finance USA, Inc.
5.625%, 05/26/33 (g)	275,000	278,001
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.125%, 08/15/26 (144A)	405,000	351,527
Berry Global, Inc.
5.500%, 04/15/28	674,000	672,577
Clydesdale Acquisition Holdings, Inc.
8.750%, 04/15/30 (144A) (g)	192,000	187,902
Mauser Packaging Solutions Holding Co.
7.875%, 04/15/27 (144A)	544,000	554,875
Trivium Packaging Finance BV
5.500%, 08/15/26 (144A)	317,000	310,592
		2,355,474
Pharmaceuticals — 0.6%
AbbVie, Inc.
4.500%, 05/14/35	954,000	899,869
4.550%, 03/15/35	2,814,000	2,669,243
Security Description	Principal Amount*	Value

Pharmaceuticals—(Continued)
AbbVie, Inc.
5.050%, 03/15/34	4,458,000	$4,444,960
Becton Dickinson & Co.
5.110%, 02/08/34	843,000	830,556
Bristol-Myers Squibb Co.
2.550%, 11/13/50	473,000	276,751
5.650%, 02/22/64	595,000	581,231
CVS Health Corp.
2.700%, 08/21/40	416,000	276,395
4.250%, 04/01/50	1,999,000	1,520,738
Endo Finance Holdings, Inc.
8.500%, 04/15/31 (144A)	129,000	133,125
Pfizer Investment Enterprises Pte. Ltd.
4.750%, 05/19/33	479,000	466,699
5.300%, 05/19/53	2,048,000	1,975,333
Pfizer, Inc.
4.125%, 12/15/46	329,000	272,276
Takeda Pharmaceutical Co. Ltd.
2.050%, 03/31/30 (g)	1,913,000	1,614,413
		15,961,589
Pipelines — 3.0%
Buckeye Partners LP
4.125%, 03/01/25 (144A)	88,000	86,810
4.350%, 10/15/24 (g)	166,000	164,908
Cameron LNG LLC
3.302%, 01/15/35 (144A)	2,908,000	2,394,518
3.402%, 01/15/38 (144A)	1,516,000	1,225,705
Cheniere Corpus Christi Holdings LLC
2.742%, 12/31/39	2,670,000	2,146,279
5.125%, 06/30/27	5,271,000	5,262,193
Cheniere Energy Partners LP
3.250%, 01/31/32 (g)	2,138,000	1,824,836
4.000%, 03/01/31	1,123,000	1,021,258
4.500%, 10/01/29 (g)	3,606,000	3,435,228
5.750%, 08/15/34 (144A)	1,427,000	1,432,685
5.950%, 06/30/33	967,000	980,484
Cheniere Energy, Inc.
5.650%, 04/15/34 (144A)	4,623,000	4,626,652
Enbridge, Inc.
4.250%, 12/01/26	324,000	316,316
Energy Transfer LP
4.150%, 09/15/29	722,000	683,522
4.950%, 01/15/43	375,000	321,099
5.000%, 05/15/50	897,000	761,388
5.150%, 03/15/45	430,000	377,988
5.250%, 04/15/29	761,000	757,988
5.350%, 05/15/45	309,000	275,932
5.400%, 10/01/47	1,097,000	981,363
5.550%, 02/15/28	387,000	390,136
5.950%, 05/15/54	1,226,000	1,193,840
6.050%, 09/01/54	1,493,000	1,472,253
6.100%, 02/15/42	353,000	345,333
6.400%, 12/01/30	673,000	707,672
7.375%, 02/01/31 (144A)	6,270,000	6,542,676
See accompanying notes to financial statements.
BHFTII-23

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2024
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Pipelines—(Continued)
EnLink Midstream Partners LP
5.450%, 06/01/47	956,000	$829,383
5.600%, 04/01/44	749,000	664,322
Kinder Morgan Energy Partners LP
5.400%, 09/01/44	612,000	560,369
5.500%, 03/01/44	293,000	270,658
Kinder Morgan, Inc.
5.000%, 02/01/29	746,000	737,713
5.300%, 12/01/34	1,316,000	1,275,519
NGPL PipeCo LLC
3.250%, 07/15/31 (144A)	3,754,000	3,205,066
4.875%, 08/15/27 (144A)	2,063,000	2,017,557
7.768%, 12/15/37 (144A)	241,000	278,118
Northwest Pipeline LLC
4.000%, 04/01/27	3,592,000	3,480,401
Sabine Pass Liquefaction LLC
4.500%, 05/15/30 (g)	3,251,000	3,118,786
5.000%, 03/15/27 (g)	6,097,000	6,045,578
5.625%, 03/01/25	2,169,000	2,164,551
5.875%, 06/30/26	2,823,000	2,834,307
5.900%, 09/15/37	1,947,000	1,992,600
Targa Resources Corp.
4.200%, 02/01/33	1,932,000	1,737,210
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.000%, 01/15/32	2,624,000	2,364,060
4.875%, 02/01/31	3,341,000	3,188,160
5.000%, 01/15/28	1,651,000	1,617,101
5.500%, 03/01/30	751,000	746,388
Texas Eastern Transmission LP
3.500%, 01/15/28 (144A)	398,000	375,516
Transcontinental Gas Pipe Line Co. LLC
3.950%, 05/15/50	942,000	713,490
4.000%, 03/15/28	948,000	908,684
4.600%, 03/15/48	2,211,000	1,882,451
7.850%, 02/01/26	2,442,000	2,512,337
		85,249,387
Real Estate — 0.2%
Five Point Operating Co. LP/Five Point Capital Corp.
10.500%, 01/15/28 (144A) (j)	394,604	403,250
Howard Hughes Corp.
5.375%, 08/01/28 (144A)	416,000	395,351
Lessen, Inc.
13.827%, 01/05/28 † (k) (l)	1,844,108	1,694,366
Resort Communities Loanco LP
12.000%, 11/21/28 (k) (l)	4,292,368	4,265,755
		6,758,722
Real Estate Investment Trusts — 1.9%
American Tower Corp.
1.875%, 10/15/30	2,530,000	2,059,778
2.100%, 06/15/30 (g)	1,488,000	1,246,740
2.300%, 09/15/31	2,000	1,632
2.700%, 04/15/31	782,000	661,362
3.600%, 01/15/28	401,000	378,383
Security Description	Principal Amount*	Value

Real Estate Investment Trusts—(Continued)
American Tower Corp.
3.800%, 08/15/29	1,847,000	$1,716,764
4.050%, 03/15/32 (g)	754,000	689,339
5.250%, 07/15/28	277,000	276,413
5.500%, 03/15/28	1,151,000	1,157,793
Crown Castle, Inc.
2.100%, 04/01/31	346,000	280,200
2.250%, 01/15/31 (g)	3,795,000	3,121,058
3.300%, 07/01/30	958,000	853,781
Equinix, Inc.
2.150%, 07/15/30	2,574,000	2,158,108
2.500%, 05/15/31	2,191,000	1,835,454
3.200%, 11/18/29	3,938,000	3,548,199
3.900%, 04/15/32 (g)	2,948,000	2,680,571
Extra Space Storage LP
2.350%, 03/15/32	879,000	700,203
5.500%, 07/01/30 (g)	271,000	273,045
GLP Capital LP/GLP Financing II, Inc.
3.250%, 01/15/32	4,913,000	4,128,600
4.000%, 01/15/30	3,911,000	3,583,252
4.000%, 01/15/31	3,838,000	3,440,939
5.300%, 01/15/29 (g)	3,432,000	3,381,461
5.750%, 06/01/28	2,357,000	2,358,294
6.750%, 12/01/33	2,196,000	2,307,276
NNN REIT, Inc.
3.000%, 04/15/52	443,000	275,807
3.100%, 04/15/50	473,000	300,176
3.500%, 04/15/51	1,269,000	879,832
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.875%, 05/15/29 (144A)	340,000	318,824
Service Properties Trust
5.500%, 12/15/27 (g)	71,000	65,955
8.375%, 06/15/29	828,000	813,929
8.625%, 11/15/31 (144A) (g)	419,000	436,729
8.875%, 06/15/32	899,000	838,529
VICI Properties LP
4.750%, 02/15/28 (g)	2,147,000	2,097,074
4.950%, 02/15/30 (g)	4,039,000	3,896,586
VICI Properties LP/VICI Note Co., Inc.
3.750%, 02/15/27 (144A)	786,000	746,532
XHR LP
4.875%, 06/01/29 (144A)	52,000	48,734
		53,557,352
Retail — 0.2%
Home Depot, Inc.
5.300%, 06/25/54	240,000	234,325
Lowe's Cos., Inc.
2.625%, 04/01/31	1,457,000	1,242,985
2.800%, 09/15/41	803,000	551,105
4.375%, 09/15/45	957,000	784,145
4.500%, 04/15/30 (g)	417,000	404,669
5.750%, 07/01/53	673,000	662,800
5.800%, 10/15/36	553,000	575,252
See accompanying notes to financial statements.
BHFTII-24

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2024
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Retail—(Continued)
Sally Holdings LLC/Sally Capital, Inc.
6.750%, 03/01/32 (g)	258,000	$254,885
		4,710,166
Semiconductors — 0.4%
Broadcom, Inc.
3.137%, 11/15/35 (144A)	4,841,000	3,876,613
3.469%, 04/15/34 (144A)	329,000	280,470
Foundry JV Holdco LLC
6.150%, 01/25/32 (144A) (g)	3,303,000	3,366,961
Intel Corp.
3.250%, 11/15/49	732,000	490,954
5.050%, 08/05/62	362,000	319,555
KLA Corp.
3.300%, 03/01/50	1,486,000	1,046,199
5.000%, 03/15/49	327,000	305,952
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.500%, 05/11/31	1,258,000	1,054,135
2.650%, 02/15/32	335,000	278,440
Texas Instruments, Inc.
2.700%, 09/15/51	487,000	304,308
5.000%, 03/14/53 (g)	473,000	443,730
		11,767,317
Software — 0.5%
Cloud Software Group, Inc.
8.250%, 06/30/32 (144A)	540,000	550,393
9.000%, 09/30/29 (144A)	128,000	124,188
Dye & Durham Ltd.
8.625%, 04/15/29 (144A) (g)	170,000	172,451
MSCI, Inc.
4.000%, 11/15/29 (144A) (g)	2,978,000	2,782,453
Oracle Corp.
2.875%, 03/25/31	2,456,000	2,120,694
2.950%, 04/01/30 (g)	1,588,000	1,412,283
3.250%, 05/15/30	494,000	448,029
3.600%, 04/01/50	392,000	274,351
3.850%, 04/01/60	558,000	383,467
3.950%, 03/25/51	1,929,000	1,426,255
4.000%, 07/15/46	2,407,000	1,835,606
4.000%, 11/15/47	731,000	553,425
4.125%, 05/15/45	1,055,000	826,053
5.375%, 07/15/40	1,204,000	1,144,889
5.550%, 02/06/53	286,000	270,600
6.900%, 11/09/52 (g)	853,000	954,765
Playtika Holding Corp.
4.250%, 03/15/29 (144A)	61,000	53,525
		15,333,427
Telecommunications — 1.8%
AT&T, Inc.
3.500%, 09/15/53	837,000	568,187
3.550%, 09/15/55	650,000	438,224
3.650%, 06/01/51	1,738,000	1,227,608
3.650%, 09/15/59	6,039,000	4,049,886
3.800%, 12/01/57	5,468,000	3,820,141
Security Description	Principal Amount*	Value

Telecommunications—(Continued)
AT&T, Inc.
3.850%, 06/01/60	736,000	$513,252
CommScope Technologies LLC
6.000%, 06/15/25 (144A) (g)	206,000	167,836
CommScope, Inc.
6.000%, 03/01/26 (144A)	153,000	134,265
Digicel Group Holdings Ltd.
Zero Coupon, 12/31/30 (144A)	179,485	36,742
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./Difl U.S.
12.000%, 3.000% PIK, 05/25/27 (h)	122,144	120,906
Digicel Midco Ltd./Difl U.S. II LLC
10.500%, 11.000% PIK, 11/25/28 (h)	82,245	65,282
Juniper Networks, Inc.
3.750%, 08/15/29	367,000	341,186
Kenbourne Invest SA
4.700%, 01/22/28 (144A) † (m)	210,000	88,721
6.875%, 11/26/24 (144A) † (m)	310,000	131,392
Level 3 Financing, Inc.
4.625%, 09/15/27 (144A)	477,000	246,597
11.000%, 11/15/29 (144A) (g)	453,018	463,575
Motorola Solutions, Inc.
5.600%, 06/01/32	734,000	742,196
Rogers Communications, Inc.
5.300%, 02/15/34 (g)	1,649,000	1,618,090
Sprint LLC
7.625%, 02/15/25	2,354,000	2,368,757
7.625%, 03/01/26	6,735,000	6,920,751
T-Mobile USA, Inc.
2.700%, 03/15/32	977,000	817,383
3.875%, 04/15/30	8,221,000	7,685,210
5.050%, 07/15/33	2,544,000	2,488,816
Verizon Communications, Inc.
1.500%, 09/18/30	345,000	281,533
1.680%, 10/30/30	1,000,000	812,741
1.750%, 01/20/31	5,191,000	4,200,926
2.355%, 03/15/32 (g)	3,984,000	3,256,826
4.272%, 01/15/36	1,311,000	1,187,694
4.400%, 11/01/34 (g)	804,000	745,020
4.500%, 08/10/33	874,000	821,658
5.050%, 05/09/33 (g)	2,710,000	2,671,705
VF Ukraine PAT via VFU Funding PLC
6.200%, 02/11/25 (144A)	147,000	130,280
Zayo Group Holdings, Inc.
4.000%, 03/01/27 (144A) (g)	268,000	214,337
		49,377,723
Transportation — 0.3%
Burlington Northern Santa Fe LLC
3.050%, 02/15/51	1,858,000	1,227,768
3.300%, 09/15/51	1,089,000	757,538
5.500%, 03/15/55	826,000	827,502
Norfolk Southern Corp.
2.900%, 08/25/51	636,000	396,257
3.050%, 05/15/50	431,000	280,181
3.155%, 05/15/55	1,950,000	1,236,213
See accompanying notes to financial statements.
BHFTII-25

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2024
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Transportation—(Continued)
Norfolk Southern Corp.
4.150%, 02/28/48	583,000	$462,780
Union Pacific Corp.
3.550%, 05/20/61	402,000	276,654
3.839%, 03/20/60	903,000	663,032
3.850%, 02/14/72	690,000	491,041
4.100%, 09/15/67	365,000	275,708
Union Pacific Railroad Co. Pass-Through Trust
3.227%, 05/14/26	546,450	527,472
		7,422,146
Trucking & Leasing — 0.0%
GATX Corp.
6.050%, 06/05/54	160,000	160,219
Water — 0.0%
Thames Water Utilities Finance PLC
4.000%, 06/19/25 (GBP)	100,000	113,908
Total Corporate Bonds & Notes (Cost $738,842,792)		734,489,792

Asset-Backed Securities—10.3%
Asset-Backed - Automobile — 0.0%
Auto ABS Italian Stella Loans SRL
5.342%, 1M EURIBOR + 1.700%, 12/29/36 (EUR) (b)	100,000	107,317
5.942%, 1M EURIBOR + 2.300%, 12/29/36 (EUR) (b)	100,000	107,436
8.142%, 1M EURIBOR + 4.500%, 12/29/36 (EUR) (b)	100,000	107,243
Pony SA Compartment German Auto Loans
4.830%, 1M EURIBOR + 1.200%, 01/14/33 (EUR) (b)	100,000	107,095
5.280%, 1M EURIBOR + 1.650%, 01/14/33 (EUR) (b)	100,000	107,095
SCF Rahoituspalvelut XIII DAC
5.184%, 1M EURIBOR + 1.400%, 06/25/34 (EUR) (b)	100,000	107,436
		643,622
Asset-Backed - Credit Card — 0.0%
Newday Funding Master Issuer PLC
6.590%, SONIA + 1.400%, 07/15/32 (GBP) (b)	100,000	126,410
7.090%, SONIA + 1.900%, 07/15/32 (GBP) (b)	111,000	140,315
7.840%, SONIA + 2.650%, 07/15/32 (GBP) (b)	246,000	310,969
		577,694
Asset-Backed - Home Equity — 0.9%
Ace Securities Corp.
Zero Coupon, 08/15/30	385,303	343,695
ACE Securities Corp. Home Equity Loan Trust
5.720%, 1M TSFR + 0.374%, 05/25/37 (b)	995,253	167,233
Argent Mortgage Loan Trust
5.940%, 1M TSFR + 0.594%, 05/25/35 (b)	1,719,932	1,351,794
Bayview Financial Revolving Asset Trust
6.458%, 1M TSFR + 1.114%, 05/28/39 (144A) (b)	3,209,173	2,605,828
6.458%, 1M TSFR + 1.114%, 12/28/40 (144A) (b)	117,059	121,081
Bear Stearns Asset-Backed Securities I Trust
5.810%, 1M TSFR + 0.464%, 04/25/37 (b)	2,511,127	2,612,490
6.250%, 12/25/35 (j)	1,173,963	1,087,461
Security Description	Principal Amount*	Value

Asset-Backed - Home Equity—(Continued)
Bear Stearns Asset-Backed Securities I Trust
6.250%, 02/25/36 (j)	1,414,759	$1,367,973
7.185%, 1M TSFR + 1.839%, 08/25/34 (b)	7,406	7,106
Bear Stearns Asset-Backed Securities Trust
6.020%, 1M TSFR + 0.674%, 04/25/36 (b)	2,034,620	1,837,453
7.389%, 1M TSFR + 5.364%, 06/25/35 (b)	2,142,000	2,143,100
Bear Stearns Structured Products Trust
7.460%, 1M TSFR + 2.114%, 03/25/37 (144A) (b)	958,261	943,018
Citigroup Mortgage Loan Trust, Inc.
5.660%, 1M TSFR + 0.314%, 05/25/37 (b)	1,583,646	1,029,894
5.730%, 1M TSFR + 0.384%, 05/25/37 (b)	719,361	467,820
CSMC Trust
5.465%, 09/27/66 (144A) (b)	2,545,999	2,520,748
CWABS Asset-Backed Certificates Trust
5.710%, 1M TSFR + 0.364%, 06/25/37 (b)	877,393	728,102
CWHEQ Home Equity Loan Trust
6.155%, 06/25/35	33,192	55,834
GSAA Home Equity Trust
5.772%, 11/25/36 (b)	158,759	45,861
Home Equity Mortgage Loan Asset-Backed Trust
4.033%, 1M TSFR + 2.139%, 07/25/34 (b)	110,217	105,032
Home Equity Mortgage Trust
5.867%, 07/25/36 (j)	458,296	46,567
Irwin Home Equity Loan Trust
6.530%, 09/25/37 (144A) (j)	34,287	33,907
MASTR Asset-Backed Securities Trust
5.740%, 1M TSFR + 0.394%, 05/25/37 (b)	621,846	501,715
5.980%, 1M TSFR + 0.634%, 06/25/36 (144A) (b)	309,178	278,052
Morgan Stanley Mortgage Loan Trust
6.463%, 01/25/47 (j)	3,216,635	1,115,922
6.512%, 10/25/36 (j)	274,142	62,537
Option One Mortgage Loan Trust
5.670%, 1M TSFR + 0.324%, 03/25/37 (b)	930,000	749,349
5.820%, 03/25/37 (j)	726,887	628,859
5.866%, 01/25/37 (j)	2,234,642	1,848,646
Yale Mortgage Loan Trust
5.860%, 1M TSFR + 0.514%, 06/25/37 (144A) (b)	705,091	221,486
		25,028,563
Asset-Backed - Manufactured Housing — 0.4%
BankAmerica Manufactured Housing Contract Trust
7.070%, 02/10/22 (b)	470,000	82,806
7.244%, 12/10/25 (b)	4,000,000	566,212
BCMSC Trust
7.575%, 06/15/30 (b)	1,270,292	121,528
7.830%, 06/15/30 (b)	1,178,847	116,576
8.290%, 06/15/30 (b)	850,435	89,125
Cascade MH Asset Trust
4.000%, 11/25/44 (144A) (b)	1,548,430	1,431,751
Conseco Finance Corp.
6.830%, 04/01/30 (b)	1,277,790	1,204,603
7.500%, 03/01/30 (b)	351,923	111,734
7.860%, 03/01/30 (b)	328,617	109,033
Conseco Finance Securitizations Corp.
7.960%, 05/01/31	878,314	210,691
8.060%, 09/01/29 (b)	586,391	99,189
See accompanying notes to financial statements.
BHFTII-26

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2024
Asset-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Asset-Backed - Manufactured Housing—(Continued)
Conseco Finance Securitizations Corp.
8.200%, 05/01/31	1,604,918	$396,597
Credit Suisse First Boston Mortgage Securities Corp.
8.100%, 09/25/31 (b)	235,767	235,466
Credit-Based Asset Servicing & Securitization LLC
6.750%, 10/25/36 (144A) (j)	3,961,637	3,047,424
GreenPoint Manufactured Housing
9.230%, 12/15/29 (b)	340,321	331,814
Lehman ABS Manufactured Housing Contract Trust
6.630%, 04/15/40 (b)	555,653	556,757
Oakwood Mortgage Investors, Inc.
6.930%, 09/15/31 (b)	152,238	73,982
7.620%, 06/15/32 (b)	735,170	717,020
Origen Manufactured Housing Contract Trust
6.643%, 10/15/37 (144A)	122,404	120,356
7.820%, 03/15/32 (b)	181,673	177,071
		9,799,735
Asset-Backed - Other — 8.2%
510 Loan Acquisition Trust
8.107%, 09/25/60 (144A) (j)	699,424	690,142
AGL CLO 12 Ltd.
6.746%, 3M TSFR + 1.422%, 07/20/34 (144A) (b)	1,310,000	1,311,310
AGL CLO 14 Ltd.
6.736%, 3M TSFR + 1.412%, 12/02/34 (144A) (b)	1,330,000	1,331,021
7.236%, 3M TSFR + 1.912%, 12/02/34 (144A) (b)	250,000	251,512
AGL CLO 32 Ltd.
1.000%, 3M TSFR + 1.380%, 07/21/37 (144A) (b)	250,000	250,000
AGL Core CLO 15 Ltd.
6.736%, 3M TSFR + 1.412%, 01/20/35 (144A) (b)	250,000	250,200
AGL Core CLO 2 Ltd.
6.793%, 3M TSFR + 1.460%, 07/20/37 (144A) (b)	950,000	953,319
AGL Core CLO 4 Ltd.
6.656%, 3M TSFR + 1.332%, 04/20/33 (144A) (b)	860,000	861,217
AIMCO CLO
7.179%, 3M TSFR + 1.862%, 10/17/34 (144A) (b)	250,000	250,611
AIMCO CLO 11 Ltd.
7.179%, 3M TSFR + 1.862%, 10/17/34 (144A) (b)	330,000	332,069
AIMCO CLO 21 Ltd.
7.245%, 3M TSFR + 1.920%, 04/18/37 (144A) (b)	250,000	249,685
Anchorage Capital CLO 17 Ltd.
6.760%, 3M TSFR + 1.432%, 07/15/34 (144A) (b)	1,890,000	1,892,362
Anchorage Capital CLO 6 Ltd.
6.765%, 3M TSFR + 1.440%, 04/22/34 (144A) (b)	890,000	890,890
7.425%, 3M TSFR + 2.100%, 04/22/34 (144A) (b)	540,000	540,632
Anchorage Capital CLO 7 Ltd.
6.891%, 3M TSFR + 1.560%, 04/28/37 (144A) (b)	830,000	830,408
7.381%, 3M TSFR + 2.050%, 04/28/37 (144A) (b)	1,480,000	1,481,227
9.131%, 3M TSFR + 3.800%, 04/28/37 (144A) (b)	250,000	250,417
Anchorage Capital CLO 8 Ltd.
7.387%, 3M TSFR + 2.062%, 10/27/34 (144A) (b)	1,050,000	1,061,207
Apidos CLO XXII Ltd.
7.086%, 3M TSFR + 1.762%, 04/20/31 (144A) (b)	250,000	250,175
Apidos CLO XXV Ltd.
7.125%, 3M TSFR + 1.800%, 10/20/31 (144A) (b)	650,000	650,650
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Apidos CLO XXVI Ltd.
7.539%, 3M TSFR + 2.212%, 07/18/29 (144A) (b)	250,000	$249,800
AREIT Ltd.
7.015%, 1M TSFR + 1.686%, 05/17/41 (144A) (b)	3,590,000	3,592,276
ARES European CLO XII DAC
5.597%, 3M EURIBOR + 1.700%, 04/20/32 (144A) (EUR) (b)	297,000	318,071
ARES LII CLO Ltd.
6.636%, 3M TSFR + 1.312%, 04/22/31 (144A) (b)	1,330,000	1,331,603
ARES LIX CLO Ltd.
6.615%, 3M TSFR + 1.292%, 04/25/34 (144A) (b)	250,000	250,609
ARES LVI CLO Ltd.
6.745%, 3M TSFR + 1.422%, 10/25/34 (144A) (b)	350,000	350,952
ARES XXXVII CLO Ltd.
6.410%, 3M TSFR + 1.080%, 10/15/30 (144A) (b)	390,000	390,000
Argent Securities Trust
5.760%, 1M TSFR + 0.414%, 07/25/36 (b)	538,895	142,652
Arm Master Trust LLC Agricultural Loan Backed Notes
2.430%, 11/15/27 (144A)	362,600	352,797
Armada Euro CLO III DAC
7.206%, 3M EURIBOR + 3.300%, 07/15/31 (144A) (EUR) (b)	250,000	267,754
Assurant CLO II Ltd.
6.626%, 3M TSFR + 1.302%, 04/20/31 (144A) (b)	302,290	302,481
Assurant CLO IV Ltd.
7.986%, 3M TSFR + 2.662%, 04/20/30 (144A) (b)	625,000	625,366
9.236%, 3M TSFR + 3.912%, 04/20/30 (144A) (b)	360,000	360,370
Avoca CLO XXII DAC
5.206%, 3M EURIBOR + 1.300%, 04/15/35 (EUR) (b)	150,000	158,110
6.806%, 3M EURIBOR + 2.900%, 04/15/35 (144A) (EUR) (b)	250,000	264,334
Bain Capital Credit CLO Ltd.
6.846%, 3M TSFR + 1.520%, 07/15/37 (144A) (b)	1,170,000	1,177,897
7.188%, 3M TSFR + 1.862%, 07/19/31 (144A) (b)	250,000	250,331
8.685%, 3M TSFR + 3.362%, 07/24/34 (144A) (b)	250,000	246,937
Ballyrock CLO 15 Ltd.
6.650%, 3M TSFR + 1.322%, 04/15/34 (144A) (b)	1,010,000	1,010,654
Ballyrock CLO Ltd.
11.736%, 3M TSFR + 6.412%, 10/20/31 (144A) (b)	250,000	248,199
Bankers Healthcare Group Securitization Trust
5.170%, 09/17/31 (144A)	100,000	97,785
Bardot CLO Ltd.
8.586%, 3M TSFR + 3.262%, 10/22/32 (144A) (b)	250,000	250,353
Barings CLO Ltd.
6.656%, 3M TSFR + 1.332%, 04/20/31 (144A) (b)	250,000	250,306
6.776%, 3M TSFR + 1.452%, 10/20/30 (144A) (b)	563,027	563,635
6.986%, 3M TSFR + 1.662%, 01/20/31 (144A) (b)	250,000	250,170
Battalion CLO 18 Ltd.
7.340%, 3M TSFR + 2.012%, 10/15/36 (144A) (b)	298,000	297,148
Battalion CLO VIII Ltd.
6.659%, 3M TSFR + 1.332%, 07/18/30 (144A) (b)	857,135	857,721
7.139%, 3M TSFR + 1.812%, 07/18/30 (144A) (b)	642,000	642,833
Battalion CLO XI Ltd.
7.305%, 3M TSFR + 1.982%, 04/24/34 (144A) (b)	250,000	249,754
Battalion CLO XX Ltd.
6.770%, 3M TSFR + 1.442%, 07/15/34 (144A) (b)	730,000	730,731
See accompanying notes to financial statements.
BHFTII-27

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2024
Asset-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Benefit Street Partners CLO V-B Ltd.
6.862%, 3M TSFR + 1.530%, 07/20/37 (144A) (b)	1,030,000	$1,030,000
Benefit Street Partners CLO VIII Ltd.
6.686%, 3M TSFR + 1.362%, 01/20/31 (144A) (b)	1,334,355	1,336,179
Benefit Street Partners CLO XII Ltd.
7.590%, 3M TSFR + 2.262%, 10/15/30 (144A) (b)	270,000	269,758
Benefit Street Partners CLO XX Ltd.
6.760%, 3M TSFR + 1.432%, 07/15/34 (144A) (b)	310,000	310,349
12.340%, 3M TSFR + 7.012%, 07/15/34 (144A) (b)	250,000	251,697
BHG Securitization Trust
2.240%, 10/17/34 (144A)	130,000	114,120
Birch Grove CLO 3 Ltd.
7.388%, 3M TSFR + 2.062%, 01/19/35 (144A) (b)	250,000	250,393
BlueMountain CLO Ltd.
6.766%, 3M TSFR + 1.442%, 10/22/30 (144A) (b)	341,088	341,352
7.174%, 3M TSFR + 1.850%, 10/25/30 (144A) (b)	970,000	970,556
7.284%, 3M TSFR + 1.962%, 08/15/31 (144A) (b)	250,000	250,348
BlueMountain CLO XXII Ltd.
7.090%, 3M TSFR + 1.762%, 07/15/31 (144A) (b)	660,000	660,562
BlueMountain CLO XXVIII Ltd.
6.850%, 3M TSFR + 1.522%, 04/15/34 (144A) (b)	100,000	100,265
BlueMountain EUR CLO DAC
5.656%, 3M EURIBOR + 1.750%, 10/15/35 (144A) (EUR) (b)	560,000	598,928
Bridge Street CLO II Ltd.
6.816%, 3M TSFR + 1.492%, 07/20/34 (144A) (b)	250,000	250,248
Brignole Co.
7.642%, 1M EURIBOR + 4.000%, 02/24/42 (EUR) (b)	100,000	107,373
Bristol Park CLO Ltd.
6.580%, 3M TSFR + 1.252%, 04/15/29 (144A) (b)	700,614	701,026
Canyon Capital CLO Ltd.
6.690%, 3M TSFR + 1.362%, 04/15/32 (144A) (b)	460,000	460,435
Canyon CLO Ltd.
7.290%, 3M TSFR + 1.962%, 01/15/34 (144A) (b)	290,000	289,838
7.370%, 3M TSFR + 2.050%, 05/15/37 (144A) (b)	660,000	663,666
Carlyle Global Market Strategies CLO Ltd.
6.549%, 3M TSFR + 1.232%, 04/17/31 (144A) (b)	681,993	682,320
Carlyle U.S. CLO Ltd.
6.750%, 3M TSFR + 1.422%, 07/15/34 (144A) (b)	610,000	610,686
6.770%, 3M TSFR + 1.442%, 01/15/30 (144A) (b)	923,235	923,045
7.016%, 3M TSFR + 1.692%, 07/20/29 (144A) (b)	520,000	520,083
7.925%, 3M TSFR + 2.600%, 07/20/35 (144A) (b)	250,000	252,666
Carrington Mortgage Loan Trust
5.620%, 1M TSFR + 0.274%, 10/25/36 (b)	114,923	111,234
CBAM Ltd.
6.836%, 3M TSFR + 1.512%, 07/20/30 (144A) (b)	941,386	941,389
6.979%, 3M TSFR + 1.662%, 04/17/31 (144A) (b)	250,000	250,110
C-BASS Trust
5.780%, 1M TSFR + 0.434%, 10/25/36 (b)	153,095	98,260
Cedar Funding II CLO Ltd.
6.666%, 3M TSFR + 1.342%, 04/20/34 (144A) (b)	535,000	535,936
6.936%, 3M TSFR + 1.612%, 04/20/34 (144A) (b)	510,000	508,484
Cedar Funding IX CLO Ltd.
6.566%, 3M TSFR + 1.242%, 04/20/31 (144A) (b)	313,871	314,064
Cedar Funding V CLO Ltd.
6.679%, 3M TSFR + 1.362%, 07/17/31 (144A) (b)	680,110	680,748
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Cedar Funding VI CLO Ltd.
6.636%, 3M TSFR + 1.312%, 04/20/34 (144A) (b)	3,020,000	$3,028,214
Cedar Funding VIII CLO Ltd.
7.229%, 3M TSFR + 1.912%, 10/17/34 (144A) (b)	460,000	460,415
Cedar Funding XI CLO Ltd.
6.955%, 3M TSFR + 1.612%, 05/29/32 (144A) (b)	250,000	250,205
Cedar Funding XIV CLO Ltd.
7.190%, 3M TSFR + 1.862%, 07/15/33 (144A) (b)	250,000	250,179
Chase Funding Trust
6.333%, 04/25/32 (j)	13,848	13,773
CIFC Funding Ltd.
6.589%, 3M TSFR + 1.262%, 04/18/31 (144A) (b)	1,035,433	1,037,834
6.640%, 3M TSFR + 1.312%, 07/15/33 (144A) (b)	1,380,000	1,381,633
6.716%, 3M TSFR + 1.392%, 10/20/34 (144A) (b)	1,190,000	1,191,102
6.730%, 3M TSFR + 1.402%, 07/15/34 (144A) (b)	280,000	280,799
6.740%, 3M TSFR + 1.412%, 07/15/36 (144A) (b)	250,000	250,237
6.742%, 3M TSFR + 1.410%, 07/17/37 (144A) (b)	250,000	250,000
6.763%, 3M TSFR + 1.420%, 07/25/37 (144A) (b)	250,000	250,000
6.778%, 3M TSFR + 1.450%, 07/16/37 (144A) (b)	940,000	943,760
6.830%, 3M TSFR + 1.550%, 04/21/37 (144A) (b)	1,170,000	1,180,822
6.916%, 3M TSFR + 1.600%, 01/20/37 (144A) (b)	390,000	392,450
6.989%, 3M TSFR + 1.662%, 01/18/31 (144A) (b)	330,000	330,291
7.093%, 3M TSFR + 1.750%, 07/25/37 (144A) (b)	730,000	730,000
7.187%, 3M TSFR + 1.862%, 04/27/31 (144A) (b)	250,000	249,823
7.236%, 3M TSFR + 1.912%, 10/20/34 (144A) (b)	250,000	251,549
7.240%, 3M TSFR + 1.912%, 10/15/34 (144A) (b)	250,000	250,579
7.339%, 3M TSFR + 2.012%, 07/16/30 (144A) (b)	250,000	250,004
7.379%, 3M TSFR + 2.062%, 10/17/31 (144A) (b)	270,000	270,082
Citigroup Mortgage Loan Trust, Inc.
5.630%, 1M TSFR + 0.284%, 07/25/45 (b)	539,812	369,605
9.210%, 1M TSFR + 3.864%, 07/25/37 (b)	4,602,562	3,943,363
Clear Creek CLO Ltd.
6.786%, 3M TSFR + 1.462%, 10/20/30 (144A) (b)	93,235	93,371
Clover CLO LLC
6.686%, 3M TSFR + 1.362%, 04/22/34 (144A) (b)	1,170,000	1,170,015
6.854%, 3M TSFR + 1.530%, 04/20/37 (144A) (b)	250,000	250,497
7.274%, 3M TSFR + 1.950%, 04/20/37 (144A) (b)	250,000	250,463
Countrywide Asset-Backed Certificates Trust
4.506%, 04/25/36 (b)	669,631	573,087
Credit-Based Asset Servicing & Securitization LLC
3.038%, 12/25/36 (j)	137,203	110,311
CVC Cordatus Loan Fund IV DAC
5.122%, 3M EURIBOR + 1.300%, 02/22/34 (EUR) (b)	250,000	263,191
CWABS Asset-Backed Certificates Trust
5.880%, 1M TSFR + 0.534%, 04/25/46 (b)	526,688	364,239
CWHEQ Revolving Home Equity Loan Trust
5.593%, 1M TSFR + 0.264%, 11/15/36 (b)	102,332	100,565
5.623%, 1M TSFR + 0.294%, 05/15/35 (b)	35,285	35,124
Diameter Capital CLO 1 Ltd.
6.830%, 3M TSFR + 1.502%, 07/15/36 (144A) (b)	250,000	250,577
Dryden 43 Senior Loan Fund
6.626%, 3M TSFR + 1.302%, 04/20/34 (144A) (b)	910,000	910,682
Dryden 45 Senior Loan Fund
7.290%, 3M TSFR + 1.962%, 10/15/30 (144A) (b)	540,000	540,335
Dryden 53 CLO Ltd.
6.710%, 3M TSFR + 1.382%, 01/15/31 (144A) (b)	5,372,191	5,384,762
See accompanying notes to financial statements.
BHFTII-28

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2024
Asset-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Dryden 65 CLO Ltd.
7.189%, 3M TSFR + 1.862%, 07/18/30 (144A) (b)	250,000	$250,395
Dryden 68 CLO Ltd.
7.290%, 3M TSFR + 1.962%, 07/15/35 (144A) (b)	250,000	250,112
Dryden 77 CLO Ltd.
6.707%, 3M TSFR + 1.382%, 05/20/34 (144A) (b)	610,000	610,427
Dryden 87 CLO Ltd.
6.687%, 3M TSFR + 1.362%, 05/20/34 (144A) (b)	400,000	400,354
Elmwood CLO 23 Ltd.
7.128%, 3M TSFR + 1.800%, 04/16/36 (144A) (b)	250,000	251,572
Elmwood CLO 27 Ltd.
7.276%, 3M TSFR + 1.950%, 04/18/37 (144A) (b)	250,000	251,177
Elmwood CLO 29 Ltd.
6.841%, 3M TSFR + 1.520%, 04/20/37 (144A) (b)	730,000	729,606
Elmwood CLO 30 Ltd.
1.000%, 3M TSFR + 1.430%, 07/17/37 (144A) (b)	390,000	390,000
Elmwood CLO II Ltd.
6.736%, 3M TSFR + 1.412%, 04/20/34 (144A) (b)	1,140,000	1,142,003
7.236%, 3M TSFR + 1.912%, 04/20/34 (144A) (b)	250,000	250,189
12.386%, 3M TSFR + 7.062%, 04/20/34 (144A) (b)	250,000	248,284
Elmwood CLO VI Ltd.
1.000%, 3M TSFR + 1.380%, 07/18/37 (144A) (b)	360,000	360,000
Elmwood CLO XII Ltd.
6.736%, 3M TSFR + 1.412%, 01/20/35 (144A) (b)	250,000	249,941
Equity One Mortgage Pass-Through Trust
5.459%, 12/25/33 (b)	2,986,724	2,304,346
Euro-Galaxy III CLO DAC
7.141%, 3M EURIBOR + 3.250%, 04/24/34 (144A) (EUR) (b)	290,000	308,269
Fairstone Financial Issuance Trust I
3.735%, 10/20/39 (144A) (CAD)	323,000	226,439
Fidelity Grand Harbour CLO DAC
7.506%, 3M EURIBOR + 3.600%, 10/15/34 (144A) (EUR) (b)	250,000	267,774
First Franklin Mortgage Loan Trust
5.610%, 1M TSFR + 0.264%, 12/25/36 (b)	1,384,487	1,139,042
5.700%, 1M TSFR + 0.354%, 10/25/36 (b)	135,100	88,112
5.740%, 1M TSFR + 0.394%, 12/25/36 (b)	3,647,148	1,468,931
5.880%, 1M TSFR + 0.534%, 12/25/36 (b)	6,709,157	2,710,097
Flatiron CLO 18 Ltd.
6.529%, 3M TSFR + 1.212%, 04/17/31 (144A) (b)	169,972	170,164
Flatiron CLO 20 Ltd.
7.201%, 3M TSFR + 1.920%, 05/20/36 (144A) (b)	250,000	250,209
Flatiron CLO 21 Ltd.
6.698%, 3M TSFR + 1.372%, 07/19/34 (144A) (b)	2,390,000	2,394,701
Foundation Finance Trust
2.190%, 01/15/42 (144A)	491,912	451,469
Fremont Home Loan Trust
5.740%, 1M TSFR + 0.394%, 02/25/37 (b)	622,830	463,290
FS Rialto Issuer LLC
6.693%, 1M TSFR + 1.364%, 11/16/36 (144A) (b)	167,159	166,392
Galaxy XXII CLO Ltd.
6.789%, 3M TSFR + 1.462%, 04/16/34 (144A) (b)	660,000	661,030
Galaxy XXVIII CLO Ltd.
6.690%, 3M TSFR + 1.362%, 07/15/31 (144A) (b)	183,387	183,469
7.190%, 3M TSFR + 1.862%, 07/15/31 (144A) (b)	250,000	250,247
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Generate CLO 6 Ltd.
9.086%, 3M TSFR + 3.762%, 01/22/35 (144A) (b)	250,000	$250,847
Gilbert Park CLO Ltd.
8.540%, 3M TSFR + 3.212%, 10/15/30 (144A) (b)	861,000	864,398
GoldenTree Loan Management U.S. CLO 12 Ltd.
7.275%, 3M TSFR + 1.950%, 04/20/34 (144A) (b)	460,000	463,253
GoldentTree Loan Management U.S. CLO 1 Ltd.
6.716%, 3M TSFR + 1.392%, 10/20/34 (144A) (b)	910,000	911,359
Goldman Home Improvement Trust Issuer Trust
1.970%, 06/25/51 (144A)	376,397	347,398
Golub Capital Partners CLO 41B-R Ltd.
6.906%, 3M TSFR + 1.582%, 01/20/34 (144A) (b)	390,000	390,647
Golub Capital Partners CLO 52B Ltd.
7.325%, 3M TSFR + 2.000%, 04/20/37 (144A) (b)	250,000	250,544
Gracie Point International Funding LLC
7.299%, SOFR90A + 1.950%, 09/01/26 (144A) (b)	362,439	366,049
Grippen Park CLO Ltd.
8.886%, 3M TSFR + 3.562%, 01/20/30 (144A) (b)	250,000	248,840
HalseyPoint CLO 6 Ltd.
7.775%, 3M TSFR + 2.450%, 10/20/34 (144A) (b)	280,000	281,455
Henley CLO IV DAC
5.232%, 3M EURIBOR + 1.350%, 04/25/34 (EUR) (b)	100,000	105,612
Hermitage PLC
6.759%, SONIA + 1.600%, 04/21/33 (GBP) (b)	114,000	144,107
8.409%, SONIA + 2.350%, 04/21/33 (GBP) (b)	100,000	126,410
9.059%, SONIA + 3.900%, 04/21/33 (GBP) (b)	120,000	151,692
Highbridge Loan Management
6.769%, 3M TSFR + 1.442%, 07/18/29 (144A) (b)	130,607	130,625
Home Partners of America Trust
3.799%, 12/17/26 (144A)	1,360,792	1,235,161
HPS Loan Management Ltd.
6.598%, 3M TSFR + 1.262%, 02/05/31 (144A) (b)	604,117	604,309
6.726%, 3M TSFR + 1.402%, 04/20/34 (144A) (b)	1,160,000	1,161,073
Invesco Euro CLO V DAC
7.706%, 3M EURIBOR + 3.800%, 01/15/34 (EUR) (b)	100,000	106,342
Juniper Valley Park CLO Ltd.
6.832%, 3M TSFR + 1.550%, 07/20/36 (144A) (b)	270,000	270,000
Knollwood CDO Ltd.
8.764%, 3M TSFR + 3.462%, 01/10/39 (144A) † (b)	1,246,386	125
LCM 26 Ltd.
6.656%, 3M TSFR + 1.332%, 01/20/31 (144A) (b)	1,354,296	1,355,740
LCM 29 Ltd.
6.660%, 3M TSFR + 1.332%, 04/15/31 (144A) (b)	250,000	250,049
Lehman ABS Mortgage Loan Trust
5.550%, 1M TSFR + 0.204%, 06/25/37 (144A) (b)	124,421	80,905
Lendmark Funding Trust
8.690%, 05/20/33 (144A)	327,000	336,760
Loanpal Solar Loan Ltd.
2.290%, 01/20/48 (144A)	767,948	616,499
2.750%, 07/20/47 (144A)	815,159	661,124
Long Beach Mortgage Loan Trust
5.760%, 1M TSFR + 0.414%, 06/25/36 (b)	449,454	207,399
5.780%, 1M TSFR + 0.434%, 08/25/36 (b)	500,635	195,120
Madison Park Euro Funding XVI DAC
7.106%, 3M EURIBOR + 3.200%, 05/25/34 (144A) (EUR) (b)	250,000	266,774
See accompanying notes to financial statements.
BHFTII-29

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2024
Asset-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Madison Park Funding LI Ltd.
7.288%, 3M TSFR + 1.962%, 07/19/34 (144A) (b)	260,000	$260,424
Madison Park Funding LXII Ltd.
7.167%, 3M TSFR + 1.850%, 07/17/36 (144A) (b)	250,000	252,734
Madison Park Funding LXVII Ltd.
7.340%, 3M TSFR + 2.050%, 04/25/37 (144A) (b)	640,000	642,130
Madison Park Funding XIX Ltd.
6.925%, 3M TSFR + 1.600%, 01/22/37 (144A) (b)	1,094,000	1,100,397
Madison Park Funding XLV Ltd.
6.710%, 3M TSFR + 1.382%, 07/15/34 (144A) (b)	790,000	790,474
Madison Park Funding XVIII Ltd.
6.526%, 3M TSFR + 1.202%, 10/21/30 (144A) (b)	4,792,835	4,802,339
Madison Park Funding XXII Ltd.
7.190%, 3M TSFR + 1.862%, 01/15/33 (144A) (b)	250,000	250,310
Madison Park Funding XXIII Ltd.
7.587%, 3M TSFR + 2.262%, 07/27/31 (144A) (b)	250,000	249,794
Madison Park Funding XXXVIII Ltd.
6.699%, 3M TSFR + 1.382%, 07/17/34 (144A) (b)	860,000	860,722
Marble Point CLO XI Ltd.
6.769%, 3M TSFR + 1.442%, 12/18/30 (144A) (b)	317,729	318,142
Mariner Finance Issuance Trust
4.680%, 11/20/36 (144A)	400,000	337,839
Merrill Lynch First Franklin Mortgage Loan Trust
5.940%, 1M TSFR + 0.594%, 05/25/37 (b)	7,210,691	5,061,293
Mill City Solar Loan Ltd.
3.690%, 07/20/43 (144A)	918,547	814,423
Mosaic Solar Loan Trust
2.100%, 04/20/46 (144A)	122,401	105,630
2.880%, 09/20/40 (144A)	104,373	91,187
MP CLO III Ltd.
6.836%, 3M TSFR + 1.512%, 10/20/30 (144A) (b)	478,201	479,636
Myers Park CLO Ltd.
6.986%, 3M TSFR + 1.662%, 10/20/30 (144A) (b)	290,000	290,265
Neuberger Berman CLO XVI-S Ltd.
6.630%, 3M TSFR + 1.302%, 04/15/34 (144A) (b)	440,000	440,940
Neuberger Berman CLO XXI Ltd.
7.236%, 3M TSFR + 1.912%, 04/20/34 (144A) (b)	260,000	261,444
Neuberger Berman Loan Advisers CLO 26 Ltd.
6.509%, 3M TSFR + 1.182%, 10/18/30 (144A) (b)	1,537,854	1,539,392
Neuberger Berman Loan Advisers CLO 32 Ltd.
6.988%, 3M TSFR + 1.662%, 01/20/32 (144A) (b)	250,000	249,989
Neuberger Berman Loan Advisers CLO 37 Ltd.
7.036%, 3M TSFR + 1.712%, 07/20/31 (144A) (b)	250,000	250,140
Neuberger Berman Loan Advisers CLO 42 Ltd.
6.689%, 3M TSFR + 1.362%, 07/16/35 (144A) (b)	680,000	680,566
Neuberger Berman Loan Advisers CLO 46 Ltd.
7.236%, 3M TSFR + 1.912%, 01/20/36 (144A) (b)	250,000	250,599
Nomura Asset Acceptance Corp. Alternative Loan Trust
5.860%, 1M TSFR + 0.514%, 10/25/36 (144A) (b)	52,842	61,877
Oak Hill European Credit Partners V DAC
5.797%, 3M EURIBOR + 1.900%, 01/21/35 (144A) (EUR) (b)	250,000	267,753
Oceana Trust
12.000%, 07/31/25 (AUD) † (k) (l)	304,000	202,798
12.500%, 07/31/26 (AUD) † (k) (l)	456,000	305,141
12.500%, 07/31/27 (AUD) † (k) (l)	759,000	510,126
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
OCP CLO Ltd.
6.559%, 3M TSFR + 1.262%, 04/10/33 (144A) (b)	249,273	$249,700
6.666%, 3M TSFR + 1.342%, 04/26/31 (144A) (b)	130,914	131,059
6.676%, 3M TSFR + 1.352%, 07/20/32 (144A) (b)	500,000	500,741
6.696%, 3M TSFR + 1.400%, 07/20/37 (144A) (b)	250,000	250,000
6.766%, 3M TSFR + 1.442%, 12/02/34 (144A) (b)	330,000	330,844
6.799%, 3M TSFR + 1.482%, 01/17/32 (144A) (b)	329,212	329,629
6.817%, 3M TSFR + 1.500%, 10/17/30 (144A) (b)	250,000	250,527
6.986%, 3M TSFR + 1.662%, 04/26/31 (144A) (b)	180,000	180,048
7.537%, 3M TSFR + 2.212%, 11/20/30 (144A) (b)	250,000	250,355
Octagon 57 Ltd.
7.240%, 3M TSFR + 1.912%, 10/15/34 (144A) (b)	250,000	250,114
Octagon Investment Partners 18-R Ltd.
6.549%, 3M TSFR + 1.222%, 04/16/31 (144A) (b)	1,714,080	1,716,120
Octagon Investment Partners 33 Ltd.
6.776%, 3M TSFR + 1.452%, 01/20/31 (144A) (b)	146,560	146,735
Octagon Investment Partners 37 Ltd.
7.165%, 3M TSFR + 1.842%, 07/25/30 (144A) (b)	250,000	250,409
Octagon Investment Partners 39 Ltd.
7.125%, 3M TSFR + 1.800%, 10/20/30 (144A) (b)	860,000	861,248
Octagon Investment Partners 51 Ltd.
6.736%, 3M TSFR + 1.412%, 07/20/34 (144A) (b)	1,170,000	1,170,807
Octagon Investment Partners XV Ltd.
6.938%, 3M TSFR + 1.612%, 07/19/30 (144A) (b)	250,000	249,902
Octagon Investment Partners XVI Ltd.
6.599%, 3M TSFR + 1.282%, 07/17/30 (144A) (b)	3,113,038	3,116,431
Octagon Investment Partners XVII Ltd.
6.585%, 3M TSFR + 1.262%, 01/25/31 (144A) (b)	2,525,190	2,528,424
OHA Credit Funding 17 Ltd.
6.793%, 3M TSFR + 1.480%, 04/20/37 (144A) (b)	490,000	493,582
OHA Credit Funding 2 Ltd.
6.736%, 3M TSFR + 1.412%, 04/21/34 (144A) (b)	2,340,000	2,341,945
OHA Credit Funding 3 Ltd.
6.726%, 3M TSFR + 1.402%, 07/02/35 (144A) (b)	550,000	550,439
7.236%, 3M TSFR + 1.912%, 07/02/35 (144A) (b)	343,000	343,399
OHA Credit Funding 4 Ltd.
6.736%, 3M TSFR + 1.412%, 10/22/36 (144A) (b)	250,000	250,270
OHA Credit Funding 7 Ltd.
6.627%, 3M TSFR + 1.300%, 02/24/37 (144A) (b)	630,000	630,002
OHA Credit Funding 9 Ltd.
7.288%, 3M TSFR + 1.962%, 07/19/35 (144A) (b)	350,000	352,028
OHA Credit Partners XI Ltd.
6.785%, 3M TSFR + 1.460%, 04/20/37 (144A) (b)	540,000	541,859
OHA Credit Partners XII Ltd.
7.276%, 3M TSFR + 1.950%, 04/23/37 (144A) (b)	250,000	251,049
OHA Loan Funding Ltd.
6.631%, 3M TSFR + 1.302%, 05/23/31 (144A) (b)	5,496,600	5,497,639
6.738%, 3M TSFR + 1.412%, 01/19/37 (144A) (b)	310,000	310,447
6.795%, 3M TSFR + 1.460%, 07/20/37 (144A) (b)	610,000	609,879
OneMain Financial Issuance Trust
5.790%, 05/14/41 (144A)	2,497,000	2,547,992
Owl Rock CLO XVIII LLC
1.000%, 3M TSFR + 1.700%, 07/24/36 (144A) (b)	460,000	460,000
OZLM Funding IV Ltd.
6.836%, 3M TSFR + 1.512%, 10/22/30 (144A) (b)	3,240,930	3,241,691
See accompanying notes to financial statements.
BHFTII-30

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2024
Asset-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
OZLM XVIII Ltd.
6.610%, 3M TSFR + 1.282%, 04/15/31 (144A) (b)	355,246	$355,683
7.140%, 3M TSFR + 1.812%, 04/15/31 (144A) (b)	250,000	250,500
OZLM XXII Ltd.
6.649%, 3M TSFR + 1.332%, 01/17/31 (144A) (b)	149,574	149,797
Palmer Square CLO Ltd.
6.579%, 3M TSFR + 1.262%, 10/17/31 (144A) (b)	419,513	420,073
6.709%, 3M TSFR + 1.392%, 01/17/31 (144A) (b)	467,590	468,124
6.717%, 3M TSFR + 1.392%, 05/21/34 (144A) (b)	4,195,000	4,199,413
6.734%, 3M TSFR + 1.412%, 11/14/34 (144A) (b)	550,000	550,855
6.740%, 3M TSFR + 1.412%, 01/15/35 (144A) (b)	250,000	250,095
6.972%, 3M TSFR + 1.650%, 11/15/36 (144A) (b)	250,000	252,760
7.287%, 3M TSFR + 1.962%, 05/21/34 (144A) (b)	250,000	250,609
Palmer Square Loan Funding Ltd.
6.929%, 3M TSFR + 1.600%, 04/15/31 (144A) (b)	1,580,000	1,580,442
10.590%, 3M TSFR + 5.262%, 10/15/29 (144A) (b)	270,000	270,540
PCL Funding IX PLC
6.506%, SONIA + 1.300%, 07/16/29 (GBP) (b)	100,000	126,574
Pikes Peak CLO 1
6.765%, 3M TSFR + 1.442%, 07/24/31 (144A) (b)	228,696	229,094
Pikes Peak CLO 8
6.756%, 3M TSFR + 1.432%, 07/20/34 (144A) (b)	1,180,000	1,179,743
Post CLO Ltd.
8.539%, 3M TSFR + 3.212%, 04/16/31 (144A) (b)	250,000	250,038
PRET LLC
2.487%, 07/25/51 (144A) (j)	802,952	789,854
8.112%, 11/25/53 (144A) (j)	1,106,288	1,107,987
Prima Capital CRE Securitization Ltd.
4.000%, 08/24/40 (144A)	1,740,000	1,667,851
4.000%, 08/24/49 (144A)	177,470	174,453
Progress Residential Trust
2.757%, 04/17/38 (144A)	500,000	460,043
3.395%, 04/19/38 (144A)	967,000	892,331
3.407%, 05/17/38 (144A)	1,340,000	1,229,905
3.436%, 05/17/26 (144A)	1,070,000	987,292
3.666%, 12/17/40 (144A)	337,919	298,510
4.053%, 11/17/40 (144A)	221,000	192,360
4.608%, 12/17/40 (144A)	1,365,269	1,215,209
Quarzo SRL
6.000%, 3M EURIBOR + 2.300%, 06/15/41 (EUR) (b)	100,000	107,490
7.400%, 3M EURIBOR + 3.700%, 06/15/41 (EUR) (b)	100,000	107,350
Race Point IX CLO Ltd.
6.530%, 3M TSFR + 1.202%, 10/15/30 (144A) (b)	523,699	523,806
Rad CLO 15 Ltd.
6.676%, 3M TSFR + 1.352%, 01/20/34 (144A) (b)	250,000	250,196
Rad CLO 2 Ltd.
6.670%, 3M TSFR + 1.342%, 10/15/31 (144A) (b)	402,040	402,337
Rad CLO 3 Ltd.
7.140%, 3M TSFR + 1.812%, 04/15/32 (144A) (b)	250,000	250,046
8.340%, 3M TSFR + 3.012%, 04/15/32 (144A) (b)	250,000	249,724
Rad CLO 7 Ltd.
6.667%, 3M TSFR + 1.350%, 04/17/36 (144A) (b)	250,000	250,267
7.217%, 3M TSFR + 1.900%, 04/17/36 (144A) (b)	460,000	460,972
7.917%, 3M TSFR + 2.600%, 04/17/36 (144A) (b)	250,000	250,568
9.467%, 3M TSFR + 4.150%, 04/17/36 (144A) (b)	250,000	252,415
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Redwood Funding Trust
7.500%, 07/25/59 (144A) (j)	730,389	$716,573
Regatta VI Funding Ltd.
6.746%, 3M TSFR + 1.422%, 04/20/34 (144A) (b)	760,000	760,000
Regatta VII Funding Ltd.
6.755%, 3M TSFR + 1.412%, 06/20/34 (144A) (b)	280,000	280,902
Regatta XVI Funding Ltd.
7.640%, 3M TSFR + 2.312%, 01/15/33 (144A) (b)	250,000	252,074
Regatta XXVII Funding Ltd.
6.826%, 3M TSFR + 1.530%, 04/26/37 (144A) (b)	470,000	472,458
Regional Management Issuance Trust
1.900%, 08/15/33 (144A)	173,000	157,071
3.875%, 10/17/33 (k) (l)	3,710,000	3,348,275
Riserva CLO Ltd.
6.649%, 3M TSFR + 1.322%, 01/18/34 (144A) (b)	940,000	941,639
Rockford Tower CLO Ltd.
6.686%, 3M TSFR + 1.362%, 04/20/34 (144A) (b)	856,000	856,628
6.776%, 3M TSFR + 1.452%, 10/20/30 (144A) (b)	2,113,015	2,114,494
7.090%, 3M TSFR + 1.762%, 10/15/29 (144A) (b)	1,781,000	1,782,143
7.237%, 3M TSFR + 1.912%, 08/20/32 (144A) (b)	250,000	250,525
8.440%, 3M TSFR + 3.112%, 10/15/29 (144A) (b)	939,000	940,356
Romark WM-R Ltd.
6.616%, 3M TSFR + 1.292%, 04/20/31 (144A) (b)	203,206	203,589
RR 1 LLC
6.740%, 3M TSFR + 1.412%, 07/15/35 (144A) (b)	1,620,000	1,621,484
RR 12 Ltd.
7.290%, 3M TSFR + 1.962%, 01/15/36 (144A) (b)	250,000	250,457
RR 3 Ltd.
6.680%, 3M TSFR + 1.352%, 01/15/30 (144A) (b)	515,830	516,471
RR 5 Ltd.
7.273%, 3M TSFR + 1.950%, 07/15/39 (144A) (b)	250,000	250,641
RRX 4 Ltd.
6.790%, 3M TSFR + 1.462%, 07/15/34 (144A) (b)	1,860,000	1,861,646
RRX 5 Ltd.
7.390%, 3M TSFR + 2.062%, 07/15/34 (144A) (b)	250,000	251,058
Saxon Asset Securities Trust
3.242%, 08/25/35 (j)	164,114	116,552
Securitized Asset-Backed Receivables LLC Trust
5.900%, 1M TSFR + 0.554%, 01/25/37 (b)	82,000	56,125
Service Experts Issuer LLC
2.670%, 02/02/32 (144A)	615,738	582,060
6.390%, 11/20/35 (144A)	646,000	649,800
SG Mortgage Securities Trust
5.670%, 1M TSFR + 0.324%, 10/25/36 (b)	570,000	402,933
Signal Peak CLO 1 Ltd.
6.739%, 3M TSFR + 1.422%, 04/17/34 (144A) (b)	1,750,000	1,749,608
7.379%, 3M TSFR + 2.062%, 04/17/34 (144A) (b)	490,000	493,705
Signal Peak CLO 5 Ltd.
6.876%, 3M TSFR + 1.550%, 04/25/37 (144A) (b)	270,000	270,561
Sixth Street CLO XIX Ltd.
6.686%, 3M TSFR + 1.362%, 07/20/34 (144A) (b)	2,890,000	2,892,535
Sixth Street CLO XX Ltd.
7.236%, 3M TSFR + 1.912%, 10/20/34 (144A) (b)	250,000	250,213
SoFi Personal Loan Trust
Zero Coupon, 02/12/31	23,003	1,051,194
6.060%, 02/12/31 (144A)	1,895,252	1,900,032
See accompanying notes to financial statements.
BHFTII-31

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2024
Asset-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Sound Point CLO II Ltd.
6.656%, 3M TSFR + 1.332%, 01/26/31 (144A) (b)	362,980	$363,068
Soundview Home Loan Trust
5.810%, 1M TSFR + 0.464%, 01/25/37 (b)	3,385,102	3,090,910
6.255%, 1M TSFR + 0.909%, 01/25/35 (b)	13,865	11,834
6.480%, 1M TSFR + 1.134%, 11/25/35 (b)	158,500	114,988
Steele Creek CLO Ltd.
6.840%, 3M TSFR + 1.512%, 10/15/30 (144A) (b)	457,372	457,671
Subway Funding LLC
6.268%, 07/30/54 (144A)	837,000	848,029
Sycamore Tree CLO Ltd.
7.573%, 3M TSFR + 2.250%, 04/20/36 (144A) (b)	320,000	320,404
Symphony CLO XX Ltd.
6.887%, 3M TSFR + 1.550%, 01/16/32 (144A) (b)	250,000	250,000
Symphony CLO XXI Ltd.
6.650%, 3M TSFR + 1.322%, 07/15/32 (144A) (b)	250,000	250,171
Symphony CLO XXIII Ltd.
7.190%, 3M TSFR + 1.862%, 01/15/34 (144A) (b)	250,000	250,743
Symphony CLO XXVI Ltd.
6.666%, 3M TSFR + 1.342%, 04/20/33 (144A) (b)	398,000	398,612
TCI-Flatiron CLO Ltd.
6.551%, 3M TSFR + 1.222%, 11/18/30 (144A) (b)	322,795	323,298
TCW CLO AMR Ltd.
6.808%, 3M TSFR + 1.482%, 08/16/34 (144A) (b)	250,000	250,089
Tiaa CLO III Ltd.
6.739%, 3M TSFR + 1.412%, 01/16/31 (144A) (b)	358,419	358,807
TICP CLO VI Ltd.
6.710%, 3M TSFR + 1.382%, 01/15/34 (144A) (b)	820,000	822,055
TICP CLO VII Ltd.
7.229%, 3M TSFR + 1.900%, 04/15/33 (144A) (b)	395,000	397,072
TICP CLO VIII Ltd.
7.286%, 3M TSFR + 1.962%, 10/20/34 (144A) (b)	270,000	271,153
TICP CLO X Ltd.
7.056%, 3M TSFR + 1.732%, 04/20/31 (144A) (b)	250,000	250,324
TICP CLO XI Ltd.
7.336%, 3M TSFR + 2.050%, 04/25/37 (144A) (b)	260,000	261,814
TICP CLO XII Ltd.
6.760%, 3M TSFR + 1.432%, 07/15/34 (144A) (b)	250,000	250,251
Trestles CLO IV Ltd.
6.756%, 3M TSFR + 1.432%, 07/21/34 (144A) (b)	1,170,000	1,172,078
Trestles CLO Ltd.
8.485%, 3M TSFR + 3.162%, 04/25/32 (144A) (b)	250,000	248,750
Tricon American Homes Trust
4.564%, 05/17/37 (144A)	260,000	256,192
4.960%, 05/17/37 (144A)	180,000	177,692
Tricon Residential Trust
3.692%, 07/17/38 (144A)	795,000	730,374
4.133%, 07/17/38 (144A)	639,000	582,107
Trinitas CLO IV Ltd.
6.989%, 3M TSFR + 1.662%, 10/18/31 (144A) (b)	160,000	159,920
Trinitas CLO XIV Ltd.
7.273%, 3M TSFR + 1.950%, 01/25/34 (144A) (b)	560,000	560,545
Vantage Data Centers Jersey Borrower SPV Ltd.
6.172%, 05/28/39 (GBP)	480,000	610,712
Venture 32 CLO Ltd.
6.659%, 3M TSFR + 1.332%, 07/18/31 (144A) (b)	390,383	390,994
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Verdelite Static CLO Ltd.
6.475%, 3M TSFR + 1.130%, 07/20/32 (144A) (b)	390,000	$390,000
VOLT CVI LLC
2.734%, 12/26/51 (144A) (j)	1,389,587	1,358,902
Voya CLO Ltd.
6.626%, 3M TSFR + 1.302%, 04/20/34 (144A) (b)	357,000	357,653
6.650%, 3M TSFR + 1.322%, 04/15/31 (144A) (b)	1,363,588	1,364,979
7.186%, 3M TSFR + 1.862%, 10/20/34 (144A) (b)	250,000	250,591
Voya Euro CLO V DAC
5.656%, 3M EURIBOR + 1.750%, 04/15/35 (144A) (EUR) (b)	340,000	363,346
7.006%, 3M EURIBOR + 3.100%, 04/15/35 (144A) (EUR) (b)	250,000	264,598
Washington Mutual Asset-Backed Certificates WMABS Trust
4.669%, 1M TSFR + 0.424%, 10/25/36 (b)	504,116	370,874
5.820%, 1M TSFR + 0.474%, 09/25/36 (b)	1,661,160	442,069
Whitebox CLO I Ltd.
6.659%, 3M TSFR + 1.320%, 07/24/36 (144A) (b)	400,000	400,000
8.439%, 3M TSFR + 3.100%, 07/24/36 (144A) (b)	500,000	500,000
11.089%, 3M TSFR + 5.750%, 07/24/36 (144A) (b) (k) (l)	250,000	250,000
Whitebox CLO III Ltd.
8.940%, 3M TSFR + 3.612%, 10/15/34 (144A) (b)	250,000	251,084
12.440%, 3M TSFR + 7.112%, 10/15/34 (144A) (b)	250,000	251,287
		230,728,362
Asset-Backed - Student Loan — 0.8%
College Avenue Student Loans LLC
2.420%, 06/25/52 (144A)	136,210	120,490
2.720%, 06/25/52 (144A)	75,560	67,320
4.110%, 07/26/55 (144A)	100,000	89,682
Navient Private Education Loan Trust
6.343%, 1M TSFR + 1.014%, 11/15/68 (144A) (b)	245,866	244,728
Navient Private Education Refi Loan Trust
2.610%, 04/15/60 (144A)	209,345	193,159
2.690%, 07/15/69 (144A)	450,000	355,153
3.480%, 04/15/60 (144A)	710,000	628,862
4.000%, 04/15/60 (144A)	230,000	209,478
5.660%, 10/15/72 (144A)	2,547,000	2,555,676
Nelnet Student Loan Trust
2.530%, 04/20/62 (144A)	2,102,119	1,707,893
2.680%, 04/20/62 (144A)	3,120,000	2,583,413
2.850%, 04/20/62 (144A)	3,661,000	3,042,834
2.900%, 04/20/62 (144A)	1,640,000	1,365,421
3.360%, 04/20/62 (144A)	110,000	88,846
3.500%, 04/20/62 (144A)	170,000	134,495
3.570%, 04/20/62 (144A)	142,000	114,578
3.750%, 04/20/62 (144A)	277,000	225,344
4.380%, 04/20/62 (144A)	100,000	78,656
4.440%, 04/20/62 (144A)	160,000	128,775
4.750%, 04/20/62 (144A)	260,000	211,883
4.930%, 04/20/62 (144A)	374,000	309,270
7.585%, SOFR30A + 2.250%, 11/25/53 (144A) (b)	644,838	643,051
Prodigy Finance DAC
6.710%, 1M TSFR + 1.364%, 07/25/51 (144A) (b)	295,889	293,716
7.960%, 1M TSFR + 2.614%, 07/25/51 (144A) (b)	68,153	68,662
See accompanying notes to financial statements.
BHFTII-32

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2024
Asset-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Asset-Backed - Student Loan—(Continued)
Scholar Funding Trust
6.100%, SOFR30A + 0.764%, 01/30/45 (144A) (b)	2,232,984	$2,198,757
SLM Private Education Loan Trust
10.193%, 1M TSFR + 4.864%, 10/15/41 (144A) (b)	2,194,551	2,293,368
SMB Private Education Loan Trust
2.300%, 01/15/53 (144A)	139,735	130,704
2.990%, 01/15/53 (144A)	1,215,021	1,013,707
3.000%, 01/15/53 (144A)	80,043	67,236
3.500%, 12/17/40 (144A)	807,095	790,609
3.860%, 01/15/53 (144A)	584,057	502,834
3.930%, 01/15/53 (144A)	53,623	47,662
6.433%, SOFR30A + 1.100%, 06/17/52 (144A) (b)	598,446	598,919
		23,105,181
Total Asset-Backed Securities (Cost $301,496,925)		289,883,157

Mortgage-Backed Securities—9.0%
Collateralized Mortgage Obligations — 3.5%
Agate Bay Mortgage Trust
3.486%, 04/25/45 (144A) (b)	150,000	95,539
3.496%, 06/25/45 (144A) (b)	104,000	62,126
3.633%, 01/25/45 (144A) (b)	130,000	82,463
Ajax Mortgage Loan Trust
Zero Coupon, 12/25/57 (144A) (b)	20,756	6,984
1.740%, 12/25/60 (144A) (b)	3,655,808	3,109,140
1.875%, 06/25/61 (144A) (b)	5,779,811	5,590,264
1.875%, 06/25/61 (144A) (j)	3,797,577	3,682,767
2.000%, 03/25/60 (144A) (j)	3,377,985	3,274,146
2.115%, 01/25/61 (144A) (j)	1,444,968	1,415,503
2.693%, 12/25/60 (144A) (b)	744,000	554,092
2.940%, 12/25/60 (144A) (b)	293,000	201,146
3.729%, 12/25/60 (144A) (b)	449,000	303,988
American Home Mortgage Assets Trust
6.093%, 12M MTA + 0.940%, 10/25/46 (b)	301,388	201,069
American Home Mortgage Investment Trust
5.650%, 1M TSFR + 0.304%, 05/25/47 (b)	3,713,174	2,111,497
Angel Oak Mortgage Trust
4.800%, 11/25/67 (144A) (j)	1,745,908	1,691,640
Atlas Funding PLC
6.761%, SONIA + 1.550%, 09/20/61 (GBP) (b)	100,000	126,195
Banc of America Alternative Loan Trust
5.500%, 10/25/33	630,019	604,668
6.498%, 10/25/36 (j)	244,717	71,175
Barclays Mortgage Trust
2.000%, 11/25/51 (144A) (j)	2,118,091	2,037,951
CFMT LLC
3.000%, 06/25/34 (144A) (b)	161,000	133,745
Chase Mortgage Finance Trust
5.673%, 02/25/37 (b)	1,246,231	1,191,643
6.000%, 12/25/37	6,228,670	2,564,646
CHL Mortgage Pass-Through Trust
5.750%, 07/25/37	292,686	144,196
6.000%, 05/25/37	2,869,572	1,406,830
6.000%, 08/25/37	5,540,450	2,320,920
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
CHL Mortgage Pass-Through Trust
6.000%, 01/25/38	934,908	$403,838
6.113%, 12M MTA + 0.960%, 04/25/46 (b)	3,102,930	920,636
Citigroup Mortgage Loan Trust, Inc.
5.939%, 1M TSFR + 0.614%, 05/25/37 (b)	275,544	245,997
Countrywide Alternative Loan Trust
5.420%, 1M TSFR + 0.464%, 06/25/35 (b)	856,742	714,994
5.500%, 06/25/25	73,958	58,198
5.500%, 04/25/37	522,036	257,913
5.643%, 1M TSFR + 0.304%, 03/20/47 (b)	784,496	629,306
5.653%, 1M TSFR + 0.314%, 07/20/46 (b)	1,298,412	1,040,723
5.740%, 1M TSFR + 0.394%, 04/25/47 (b)	382,970	332,635
5.743%, 1M TSFR + 0.404%, 12/20/46 (b)	3,417,680	2,939,976
5.840%, 1M TSFR + 0.494%, 10/25/46 (b)	522,948	464,192
5.913%, 1M TSFR + 0.574%, 05/20/46 (b)	2,140,304	1,790,527
5.920%, 1M TSFR + 0.574%, 03/25/36 (b)	169,644	160,087
5.920%, 1M TSFR + 0.574%, 11/25/36 (b)	527,400	443,807
5.960%, 1M TSFR + 0.614%, 07/25/46 (b)	2,330,460	1,947,388
6.000%, 05/25/36	1,267,026	508,812
6.000%, 04/25/37	89,915	41,464
6.000%, 05/25/37	1,940,070	925,899
6.020%, 1M TSFR + 0.674%, 08/25/35 (b)	4,735,632	4,285,385
6.250%, 10/25/36	164,885	83,441
6.883%, 12M MTA + 1.730%, 11/25/46 (b)	1,476,969	1,144,308
Countrywide Reperforming Loan REMICS Trust
5.800%, 1M TSFR + 0.454%, 06/25/35 (144A) (b)	172,533	162,030
Cross Mortgage Trust
7.135%, 11/25/68 (144A) (j)	453,569	460,105
CSFB Mortgage-Backed Pass-Through Certificates
6.250%, 1M TSFR + 1.464%, 11/25/35 (b)	407,105	88,005
CSMC Trust
2.436%, 02/25/61 (144A) (b)	1,606,054	1,595,381
4.265%, 03/25/67 (144A) (b)	560,000	523,011
9.265%, 12/25/67 (144A) (b)	1,918,052	1,900,789
CSMC Trust Capital Certificates
6.500%, 10/27/37 (144A)	2,614,548	1,008,151
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
5.800%, 1M TSFR + 0.454%, 08/25/47 (b)	264,326	234,117
Exmoor Funding PLC
7.106%, SONIA + 1.900%, 03/25/94 (GBP) (b)	100,000	126,365
8.006%, SONIA + 2.800%, 03/25/94 (GBP) (b)	100,000	126,363
GCAT Trust
3.471%, 05/25/66 (144A) (b)	240,000	172,394
GreenPoint Mortgage Funding Trust
7.153%, 12M MTA + 2.000%, 03/25/36 (b)	86,652	75,372
GS Mortgage-Backed Securities Corp. Trust
4.372%, 11/25/49 (144A) (b)	248,717	217,640
GSR Mortgage Loan Trust
6.000%, 07/25/37	350,415	222,603
HarborView Mortgage Loan Trust
5.863%, 1M TSFR + 0.524%, 12/19/36 (b)	1,071,880	822,083
Impac Secured Assets Trust
5.800%, 1M TSFR + 0.454%, 11/25/36 (b)	133,504	117,838
IndyMac INDX Mortgage Loan Trust
3.783%, 09/25/37 (b)	621,031	393,041
See accompanying notes to financial statements.
BHFTII-33

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2024
Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
JP Morgan Alternative Loan Trust
4.882%, 05/25/37 (b)	120,222	$103,272
5.880%, 1M TSFR + 0.534%, 03/25/37 (b)	583,682	551,228
JP Morgan Mortgage Trust
0.269%, 02/25/52 (144A) (a) (b)	8,437,232	121,092
0.500%, 02/25/52 (144A) (a) (b)	8,437,962	229,471
2.500%, 02/25/52 (144A) (b)	6,584,563	5,256,037
3.203%, 02/25/52 (144A) (b)	123,185	49,201
3.269%, 02/25/52 (144A) (b)	946,731	763,589
6.500%, 08/25/36	182,896	57,735
Legacy Mortgage Asset Trust
3.375%, 02/25/59 (144A) (b)	704,285	669,570
4.750%, 04/25/61 (144A) (j)	2,602,986	2,554,946
MASTR Resecuritization Trust
4.777%, 08/25/37 (144A) (b)	213,158	95,585
Merrill Lynch Mortgage Investors Trust
5.534%, 05/25/36 (b)	369,913	242,663
5.780%, 1M TSFR + 0.434%, 09/25/37 (b)	101,936	54,420
MFA Trust
3.514%, 04/25/65 (144A) (b)	540,000	417,806
Miltonia Mortgage Finance SRL
5.088%, 3M EURIBOR + 1.300%, 04/28/62 (EUR) (b)	258,000	270,302
Morgan Stanley Resecuritization Trust
4.408%, 12M MTA + 0.710%, 12/27/46 (144A) (b)	3,544,342	2,974,589
Mortgage Loan Resecuritization Trust
5.784%, 04/16/36 (144A)	651,557	625,467
New Residential Mortgage Loan Trust
4.250%, 12/25/57 (144A) (b)	180,515	172,355
Nomura Asset Acceptance Corp. Alternative Loan Trust
7.134%, 05/25/36 (j)	214,464	37,772
PRET LLC
7.021%, 02/25/54 (144A) (j)	1,597,888	1,593,436
7.125%, 04/25/54 (144A) (j)	314,000	313,995
PRPM LLC
5.610%, 10/25/25 (144A) (j)	873,394	872,800
RCO VII Mortgage LLC
7.021%, 01/25/29 (144A) (j)	1,041,607	1,038,384
Residential Accredit Loans, Inc. Trust
5.820%, 1M TSFR + 0.474%, 12/25/36 (b)	394,367	335,652
Residential Asset Securitization Trust
0.990%, -1x 1M TSFR + 6.336%, 09/25/37 (a) (b)	11,327,846	1,187,111
6.010%, 1M TSFR + 0.664%, 09/25/37 (b)	11,327,846	3,266,499
6.250%, 12/25/36	3,572,143	2,472,275
RFMSI Trust
5.621%, 08/25/36 (b)	739,695	509,664
RMF Buyout Issuance Trust
3.690%, 11/25/31 (144A) (b)	509,000	448,135
Saluda Grade Alternative Mortgage Trust
7.762%, 04/25/30 (144A) (j)	825,000	831,170
Sequoia Mortgage Trust
4.471%, 07/20/37 (b)	145,995	105,218
Stratton Mortgage Funding PLC
6.706%, SONIA + 1.500%, 06/25/49 (GBP) (b)	100,000	125,827
Structured Adjustable Rate Mortgage Loan Trust
4.133%, 04/25/36 (b)	165,162	84,908
4.794%, 04/25/47 (b)	509,888	230,200
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Structured Asset Mortgage Investments II Trust
5.840%, 1M TSFR + 0.494%, 06/25/36 (b)	735,232	$616,624
5.880%, 1M TSFR + 0.534%, 05/25/46 (b)	132,063	87,633
5.920%, 1M TSFR + 0.574%, 02/25/36 (b)	484,710	406,354
Visio Trust
3.910%, 11/25/54 (144A) (b)	169,000	128,571
6.172%, 08/25/57 (144A) (b)	171,000	162,248
Vista Point Securitization Trust
4.900%, 04/25/65 (144A) (b)	100,000	88,814
Voyager OPTONE Delaware Trust
3.723%, 02/25/38 (144A) (a) (b)	2,898,677	645,602
WaMu Mortgage Pass-Through Certificates Trust
3.847%, 04/25/37 (b)	3,926,717	3,335,061
5.903%, 12M MTA + 0.750%, 06/25/47 (b)	1,322,709	1,051,444
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
4.141%, 10/25/36 (j)	880,012	295,745
5.853%, 12M MTA + 0.700%, 01/25/47 (b)	2,114,253	1,679,619
5.980%, 1M TSFR + 0.634%, 12/25/35 (b)	1,779,707	1,476,897
6.080%, 1M TSFR + 0.734%, 06/25/37 (b)	128,893	119,409
		99,325,542
Commercial Mortgage-Backed Securities — 5.5%
1211 Avenue of the Americas Trust
4.280%, 08/10/35 (144A) (b)	230,000	211,591
245 Park Avenue Trust
0.271%, 06/05/37 (144A) (a) (b)	5,000,000	24,028
3.779%, 06/05/37 (144A) (b)	207,000	171,086
280 Park Avenue Mortgage Trust
7.164%, 1M TSFR + 1.836%, 09/15/34 (144A) (b)	500,000	455,096
7.746%, 1M TSFR + 2.419%, 09/15/34 (144A) (b)	2,998,451	2,728,049
ALEN Mortgage Trust
8.544%, 1M TSFR + 3.214%, 04/15/34 (144A) (b)	453,000	301,761
Arbor Multifamily Mortgage Securities Trust
1.750%, 05/15/53 (144A)	126,000	84,536
Ashford Hospitality Trust
7.601%, 1M TSFR + 2.272%, 04/15/35 (144A) (b)	138,000	134,455
Atrium Hotel Portfolio Trust
7.576%, 1M TSFR + 2.247%, 12/15/36 (144A) (b)	1,041,000	973,984
BAMLL Commercial Mortgage Securities Trust
3.716%, 04/14/33 (144A) (b)	150,000	140,946
6.776%, 1M TSFR + 1.447%, 11/15/33 (144A) (b)	510,000	507,850
6.876%, 1M TSFR + 1.547%, 11/15/32 (144A) (b)	300,000	297,924
7.376%, 1M TSFR + 2.047%, 11/15/32 (144A) (b)	630,000	626,391
Bank
0.466%, 09/15/62 (a) (b)	8,619,000	145,649
Bank of America Merrill Lynch Commercial Mortgage Trust
0.733%, 02/15/50 (a) (b)	4,070,000	56,424
Bayview Commercial Asset Trust
5.835%, 1M TSFR + 0.489%, 10/25/36 (144A) (b)	66,499	63,797
5.865%, 1M TSFR + 0.519%, 03/25/37 (144A) (b)	104,304	98,047
5.910%, 1M TSFR + 0.564%, 01/25/36 (144A) (b)	52,877	49,669
5.910%, 1M TSFR + 0.564%, 10/25/36 (144A) (b)	67,666	65,030
6.000%, 1M TSFR + 0.654%, 04/25/36 (144A) (b)	59,470	55,239
6.135%, 1M TSFR + 0.789%, 01/25/36 (144A) (b)	39,364	36,821
6.960%, 1M TSFR + 1.614%, 12/25/37 (144A) (b)	879,400	761,531
See accompanying notes to financial statements.
BHFTII-34

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2024
Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
BBCMS Mortgage Trust
6.248%, 1M TSFR + 0.919%, 03/15/37 (144A) (b)	1,770,000	$1,672,683
BB-UBS Trust
0.730%, 11/05/36 (144A) (a) (b)	85,480,000	55,895
4.160%, 11/05/36 (144A) (b)	330,000	294,843
Benchmark Mortgage Trust
1.181%, 03/15/52 (a) (b)	3,416,648	123,586
1.370%, 02/15/54 (a) (b)	5,072,300	286,373
BFLD Trust
9.144%, 1M TSFR + 3.814%, 10/15/35 (144A) (b)	663,000	38,230
BHMS Mortgage Trust
6.876%, 1M TSFR + 1.547%, 07/15/35 (144A) (b)	4,059,844	4,053,990
BMP
8.718%, 1M TSFR + 3.389%, 06/15/41 (144A) (b)	382,000	379,138
BPR Trust
9.044%, 1M TSFR + 3.714%, 09/15/38 (144A) (b)	492,000	486,330
BSST Mortgage Trust
6.194%, 1M TSFR + 0.864%, 04/15/36 (144A) (b)	5,302,942	5,236,655
6.544%, 1M TSFR + 1.214%, 04/15/36 (144A) (b)	582,359	568,898
6.794%, 1M TSFR + 1.464%, 04/15/36 (144A) (b)	724,093	707,403
7.044%, 1M TSFR + 1.714%, 04/15/36 (144A) (b)	672,027	652,265
7.544%, 1M TSFR + 2.214%, 04/15/36 (144A) (b)	567,897	544,949
8.344%, 1M TSFR + 3.014%, 04/15/36 (144A) (b)	555,363	533,788
9.244%, 1M TSFR + 3.914%, 04/15/36 (144A) (b)	750,125	712,135
10.346%, 1M TSFR + 5.017%, 04/15/36 (144A) (b)	535,115	507,012
BWAY Mortgage Trust
3.446%, 03/10/33 (144A)	1,495,000	1,343,638
3.454%, 03/10/33 (144A)	1,206,304	1,144,652
3.633%, 03/10/33 (144A)	600,000	533,979
BX Commercial Mortgage Trust
2.843%, 03/09/44 (144A) (b)	204,000	174,639
2.843%, 03/09/44 (144A)	1,454,472	1,259,769
6.354%, 1M TSFR + 1.024%, 02/15/33 (144A) (b)	2,391,915	2,353,725
6.771%, 1M TSFR + 1.442%, 02/15/39 (144A) (b)	1,260,745	1,256,411
6.771%, 1M TSFR + 1.442%, 02/15/39 (144A) (b)	220,000	219,242
6.870%, 1M TSFR + 1.541%, 05/15/34 (144A) (b)	620,000	620,381
6.970%, 1M TSFR + 1.641%, 05/15/41 (144A) (b)	2,465,000	2,458,834
7.090%, 1M TSFR + 1.761%, 12/09/40 (144A) (b)	845,000	845,526
7.594%, 1M TSFR + 2.264%, 02/15/33 (144A) (b)	1,466,417	1,443,243
8.244%, 1M TSFR + 2.914%, 06/15/38 (144A) (b)	605,460	594,118
8.469%, 1M TSFR + 3.140%, 02/15/39 (144A) (b)	3,693,589	3,684,371
8.470%, 1M TSFR + 3.141%, 06/15/27 (144A) (b)	560,000	560,875
8.918%, 1M TSFR + 3.589%, 12/09/40 (144A) (b)	1,154,000	1,155,798
9.517%, 1M TSFR + 4.188%, 02/15/39 (144A) (b)	1,989,613	1,955,895
9.694%, 1M TSFR + 4.364%, 02/15/33 (144A) (b)	979,005	963,651
BX Trust
3.202%, 12/09/41 (144A)	4,738,000	4,212,955
4.076%, 12/09/41 (144A) (b)	2,772,000	2,411,732
6.179%, 1M TSFR + 0.850%, 01/15/39 (144A) (b)	1,260,000	1,242,683
6.244%, 1M TSFR + 0.914%, 02/15/36 (144A) (b)	162,000	159,924
6.343%, 1M TSFR + 1.014%, 10/15/36 (144A) (b)	1,678,000	1,657,025
6.811%, 1M TSFR + 1.491%, 07/15/29 (144A) (b)	2,730,000	2,726,574
6.841%, 1M TSFR + 1.541%, 06/15/37 (144A) (b)	2,170,000	2,159,849
7.339%, 1M TSFR + 2.010%, 10/15/36 (144A) (b)	344,000	337,554
7.419%, 1M TSFR + 2.090%, 03/15/41 (144A) (b)	530,000	529,337
7.494%, 1M TSFR + 2.165%, 08/15/39 (144A) (b)	744,002	744,233
Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
BX Trust
7.694%, 1M TSFR + 2.364%, 01/15/34 (144A) (b)	214,553	$210,402
7.844%, 1M TSFR + 2.514%, 02/15/36 (144A) (b)	1,742,188	1,678,375
8.019%, 1M TSFR + 2.690%, 05/15/38 (144A) (b)	5,434,000	5,447,585
8.209%, 1M TSFR + 2.889%, 07/15/29 (144A) (b)	460,000	457,698
8.444%, 1M TSFR + 3.114%, 01/15/34 (144A) (b)	329,493	322,347
8.444%, 1M TSFR + 3.114%, 02/15/36 (144A) (b)	893,170	843,724
8.542%, 1M TSFR + 3.213%, 08/15/42 (144A) (b)	929,264	930,425
8.586%, 1M TSFR + 3.257%, 10/15/36 (144A) (b)	302,000	288,643
9.258%, 1M TSFR + 3.938%, 07/15/29 (144A) (b)	1,180,000	1,169,686
9.390%, 1M TSFR + 4.061%, 08/15/43 (144A) (b)	4,269,883	4,277,889
9.768%, 1M TSFR + 4.439%, 03/15/41 (144A) (b)	1,141,000	1,147,153
10.718%, 1M TSFR + 5.389%, 03/15/41 (144A) (b)	547,000	548,623
BXP Trust
2.868%, 01/15/44 (144A) (b)	327,000	222,002
3.670%, 08/13/37 (144A) (b)	760,000	612,339
Cassia SRL
6.322%, 3M EURIBOR + 2.500%, 05/22/34 (144A) (EUR) (b)	1,267,640	1,355,551
CD Mortgage Trust
3.631%, 02/10/50	350,000	324,650
3.956%, 08/15/50 (b)	363,000	330,438
CENT Trust
7.949%, 1M TSFR + 2.620%, 09/15/38 (144A) (b)	2,110,000	2,120,550
CFCRE Commercial Mortgage Trust
0.853%, 05/10/58 (a) (b)	2,370,000	26,200
CFK Trust
4.791%, 01/15/39 (144A) (b)	728,000	645,631
Citigroup Commercial Mortgage Trust
0.912%, 11/10/42 (144A) (a) (b)	7,730,000	320,078
Cold Storage Trust
6.342%, 1M TSFR + 1.014%, 11/15/37 (144A) (b)	2,948,972	2,937,913
8.207%, 1M TSFR + 2.880%, 11/15/37 (144A) (b)	1,582,615	1,577,203
COMM Mortgage Trust
0.168%, 02/10/35 (144A) (a) (b)	60,958,000	20,186
3.285%, 10/10/36 (144A) (b)	270,000	214,528
7.141%, 1M TSFR + 1.841%, 06/15/41 (144A) (b)	1,220,000	1,215,935
7.890%, 1M TSFR + 2.590%, 06/15/41 (144A) (b)	367,000	365,783
9.787%, 1M TSFR + 4.487%, 06/15/41 (144A) (b)	484,000	482,405
CRSO Trust
7.121%, 07/10/40	5,522,122	5,717,484
CSAIL Commercial Mortgage Trust
0.259%, 11/15/50 (a) (b)	3,940,000	33,194
0.676%, 09/15/52 (a) (b)	4,150,000	99,383
1.461%, 09/15/52 (a) (b)	2,891,987	150,810
1.698%, 06/15/52 (a) (b)	6,994,236	409,052
4.237%, 06/15/52 (b)	70,000	59,169
CSMC Trust
3.904%, 11/10/32 (144A) (b)	301,000	141,694
6.326%, 1M TSFR + 0.997%, 12/15/30 (144A) (b)	280,000	269,723
8.472%, 1M TSFR + 3.143%, 09/09/24 (144A) (b)	3,058,000	3,074,497
8.944%, 1M TSFR + 3.614%, 11/15/38 (144A) (b)	191,000	188,144
10.556%, 1M TSFR + 5.226%, 10/15/37 (144A) (b)	423,000	383,936
DBJPM Mortgage Trust
1.000%, 06/10/50 (a) (b)	2,060,000	49,376
3.276%, 05/10/49	240,000	229,049
See accompanying notes to financial statements.
BHFTII-35

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2024
Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
DBSG Mortgage Trust
6.144%, 06/10/37 (144A) (b)	374,607	$374,811
DBUBS Mortgage Trust
3.648%, 10/10/34 (144A) (b)	1,257,563	1,047,194
ELM Trust
0.235%, 06/10/39 (144A) (a) (b)	7,464,000	31,951
1.561%, 06/10/39 (144A) (a) (b)	6,760,000	191,722
5.801%, 06/10/39 (144A) (b)	1,420,000	1,421,200
7.786%, 06/10/39 (144A) (b)	924,000	924,522
ELP Commercial Mortgage Trust
8.560%, 1M TSFR + 3.230%, 11/15/38 (144A) (b)	411,663	403,000
Extended Stay America Trust
7.694%, 1M TSFR + 2.364%, 07/15/38 (144A) (b)	523,797	523,471
8.294%, 1M TSFR + 2.964%, 07/15/38 (144A) (b)	1,089,353	1,087,312
9.144%, 1M TSFR + 3.814%, 07/15/38 (144A) (b)	4,703,283	4,685,646
GCT Commercial Mortgage Trust
7.794%, 1M TSFR + 2.464%, 02/15/38 (144A) (b)	100,000	8,106
GS Mortgage Securities Corp. II
5.366%, 05/03/32 (144A)	840,000	825,048
GS Mortgage Securities Corp. Trust
2.856%, 05/10/34 (144A)	621,856	478,829
7.420%, 1M TSFR + 2.091%, 03/15/28 (144A) (b)	130,000	130,162
GS Mortgage Securities Trust
1.822%, 12/12/53 (144A) (a) (b)	3,080,752	239,797
3.932%, 10/10/35 (144A) (b)	200,000	169,334
3.932%, 11/10/52 (b)	60,000	50,387
4.529%, 04/10/47 (b)	11,938	11,514
4.547%, 07/10/48 (b)	110,000	104,253
GWT Trust
7.020%, 1M TSFR + 1.691%, 05/15/41 (144A) (b)	2,672,000	2,670,330
HILT Commercial Mortgage Trust
6.870%, 1M TSFR + 1.541%, 05/15/37 (144A) (b)	750,000	748,125
8.518%, 1M TSFR + 3.189%, 05/15/37 (144A) (b)	815,000	812,962
HLTN Commercial Mortgage Trust
6.970%, 1M TSFR + 1.642%, 06/15/41 (144A) (b)	400,000	397,999
HMH Trust
3.062%, 07/05/31 (144A)	1,210,000	1,030,194
HONO Mortgage Trust
8.794%, 1M TSFR + 3.464%, 10/15/36 (144A) (b)	287,000	269,543
Hudson Yards Mortgage Trust
3.041%, 12/10/41 (144A) (b)	662,050	510,217
INTOWN Mortgage Trust
7.818%, 1M TSFR + 2.489%, 08/15/39 (144A) (b)	1,100,000	1,102,056
JP Morgan Chase Commercial Mortgage Securities Trust
0.641%, 04/15/46 (a) (b)	4,900,000	197
0.750%, 08/15/49 (144A) (a) (b)	5,300,000	70,809
6.586%, 1M TSFR + 1.257%, 06/15/35 (144A) (b)	310,107	289,950
7.394%, 1M TSFR + 2.064%, 04/15/38 (144A) (b)	787,000	779,630
7.508%, 1M TSFR + 2.179%, 09/15/39 (144A) (b)	94,000	94,088
7.536%, 1M TSFR + 2.207%, 07/15/36 (144A) (b)	570,000	555,753
8.144%, 1M TSFR + 2.814%, 04/15/38 (144A) (b)	1,030,000	1,020,354
8.464%, 1M TSFR + 3.134%, 10/15/33 (144A) (b)	180,000	139,981
8.644%, 1M TSFR + 3.314%, 04/15/38 (144A) (b)	450,000	445,785
8.868%, 1M TSFR + 3.540%, 04/15/37 (144A) (b)	899,153	746,336
JPMBB Commercial Mortgage Securities Trust
0.677%, 05/15/48 (a) (b)	527,887	1,878
Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
JPMBB Commercial Mortgage Securities Trust
0.826%, 09/15/47 (a) (b)	629,194	$34
4.290%, 12/15/48 (144A) (b)	150,000	131,025
JPMDB Commercial Mortgage Securities Trust
0.750%, 12/15/49 (144A) (a) (b)	2,067,000	29,968
JW Commercial Mortgage Trust
6.941%, 1M TSFR + 1.621%, 06/15/39 (144A) (b)	410,000	408,461
8.509%, 1M TSFR + 3.189%, 06/15/39 (144A) (b)	310,000	308,449
KSL Commercial Mortgage Trust
7.619%, 1M TSFR + 2.290%, 12/15/36 (144A) (b)	953,000	955,382
9.616%, 1M TSFR + 4.287%, 12/15/36 (144A) (b)	2,340,000	2,339,999
LBA Trust
6.920%, 1M TSFR + 1.591%, 06/15/26 (144A) (b)	1,840,000	1,831,375
9.766%, 1M TSFR + 4.437%, 06/15/26 (144A) (b)	153,000	152,606
Lehman Brothers Small Balance Commercial Mortgage Trust
5.910%, 1M TSFR + 0.564%, 09/25/36 (144A) (b)	185,191	175,865
LSTAR Commercial Mortgage Trust
0.986%, 03/10/50 (144A) (a) (b)	602,139	9,615
LUXE Trust
8.195%, 1M TSFR + 2.864%, 10/15/38 (144A) (b)	100,000	98,969
MCR Mortgage Trust
0.920%, 06/12/39 (144A) (a)	2,421,000	49,707
5.924%, 06/12/39 (144A)	520,000	519,056
8.725%, 06/12/39 (144A)	440,000	438,356
9.983%, 1M TSFR + 4.654%, 02/15/37 (144A) (b)	375,519	377,743
Med Trust
9.444%, 1M TSFR + 4.114%, 11/15/38 (144A) (b)	388,933	388,690
10.694%, 1M TSFR + 5.364%, 11/15/38 (144A) (b)	3,441,218	3,440,109
MF1 Trust
9.549%, 1M TSFR + 4.220%, 12/15/34 (144A) (b)	163,000	153,862
MFT Mortgage Trust
3.593%, 02/10/42 (144A) (b)	350,781	214,586
MHC Commercial Mortgage Trust
7.544%, 1M TSFR + 2.215%, 04/15/38 (144A) (b)	631,674	624,970
8.044%, 1M TSFR + 2.715%, 04/15/38 (144A) (b)	161,903	160,185
Morgan Stanley Bank of America Merrill Lynch Trust
1.276%, 12/15/47 (144A) (a) (b)	1,810,000	10,576
Morgan Stanley Capital I Trust
1.167%, 03/15/52 (a) (b)	2,313,637	84,896
2.301%, 06/15/50 (144A) (a) (b)	1,190,000	63,406
3.000%, 06/15/52 (144A)	97,000	74,685
8.178%, 1M TSFR + 2.851%, 07/15/35 (144A) (b)	10,000	9,970
MSWF Commercial Mortgage Trust
1.141%, 12/15/56 (a) (b)	8,246,485	530,425
6.014%, 12/15/56 (b)	114,003	119,825
Natixis Commercial Mortgage Securities Trust
4.404%, 06/17/38 (144A)	265,000	251,362
NJ Trust
6.697%, 01/06/29 (144A) (b)	350,000	360,789
Olympic Tower Mortgage Trust
0.511%, 05/10/39 (144A) (a) (b)	13,300,000	127,087
4.077%, 05/10/39 (144A) (b)	1,049,000	717,302
One Bryant Park Trust
2.516%, 09/15/54 (144A)	128,000	108,374
One Market Plaza Trust
Zero Coupon, 02/10/32 (144A) (a) (b)	17,538,712	175
See accompanying notes to financial statements.
BHFTII-36

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2024
Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
One Market Plaza Trust
0.219%, 02/10/32 (144A) (a) (b)	3,507,742	$4,350
One New York Plaza Trust
8.194%, 1M TSFR + 2.864%, 01/15/36 (144A) (b)	160,000	132,680
OPEN Trust
8.418%, 1M TSFR + 3.089%, 10/15/28 (144A) (b)	146,264	147,909
PGA Trust
7.220%, 1M TSFR + 1.891%, 06/15/39 (144A) (b)	371,000	370,072
SHER Trust
6.970%, 1M TSFR + 1.641%, 04/15/37 (144A) (b)	100,000	99,251
SREIT Trust
8.062%, 1M TSFR + 2.733%, 11/15/36 (144A) (b)	672,700	663,455
8.068%, 1M TSFR + 2.739%, 11/15/38 (144A) (b)	851,608	847,088
Taubman Centers Commercial Mortgage Trust
7.515%, 1M TSFR + 2.186%, 05/15/37 (144A) (b)	128,000	128,640
TYSN Mortgage Trust
6.799%, 12/10/33 (144A) (b)	320,000	330,210
U.K. Logistics DAC
6.866%, SONIA + 1.650%, 05/17/34 (GBP) (b)	202,000	255,605
UBS Commercial Mortgage Trust
1.130%, 12/15/52 (a) (b)	7,029,084	258,501
1.581%, 10/15/52 (a) (b)	6,590,865	385,557
Velocity Commercial Capital Loan Trust
2.520%, 12/26/51 (144A) (b)	2,286,781	2,021,794
2.980%, 02/25/50 (144A) (b)	112,858	95,329
4.240%, 11/25/47 (144A) (b)	66,639	58,531
4.480%, 12/26/51 (144A) (b)	255,507	195,840
5.000%, 11/25/47 (144A) (b)	39,173	33,856
Wells Fargo Commercial Mortgage Trust
1.000%, 07/15/43 (144A) (a) (b)	5,050,000	49,051
1.148%, 12/15/48 (a) (b)	864,453	8,428
1.385%, 08/15/49 (144A) (a) (b)	1,430,000	30,760
1.571%, 05/15/52 (a) (b)	4,659,393	226,706
3.580%, 02/15/48	1,342,000	1,314,885
3.874%, 06/15/36 (144A) (b)	170,000	148,704
5.308%, 07/15/35 (144A) (b)	421,000	413,008
6.215%, 07/15/43 (144A)	640,000	646,399
6.431%, 07/15/43 (144A)	407,000	407,000
7.081%, 07/15/43 (144A)	170,000	168,299
		153,598,381
Total Mortgage-Backed Securities (Cost $276,347,536)		252,923,923

Foreign Government—4.7%
Banks — 0.0%
Corp. Financiera de Desarrollo SA
4.750%, 07/15/25	200,000	197,052
Sovereign — 4.7%
Argentina Republic Government International Bonds
1.000%, 07/09/29	160,000	91,600
3.500%, 07/09/41 (j)	295,000	114,722
3.625%, 07/09/35 (j)	307,500	128,777
4.250%, 01/09/38 (j)	193,000	88,119
Security Description	Principal Amount*	Value

Sovereign—(Continued)
Benin Government International Bonds
7.960%, 02/13/38 (144A)	200,000	$185,954
Brazil Government International Bonds
6.125%, 03/15/34	7,110,000	6,833,163
Brazil Letras do Tesouro Nacional
Zero Coupon, 10/01/24 (BRL)	4,190,000	730,353
Brazil Notas do Tesouro Nacional
10.000%, 01/01/29 (BRL)	20,100,000	3,344,141
10.000%, 01/01/33 (BRL)	14,500,000	2,300,512
10.000%, 01/01/35 (BRL)	112,200,000	17,577,090
Chile Government International Bonds
4.340%, 03/07/42	200,000	172,211
Colombia Government International Bonds
8.000%, 04/20/33	115,000	119,076
8.000%, 11/14/35	380,000	390,664
Colombia TES
5.750%, 11/03/27 (COP)	2,131,100,000	454,120
6.000%, 04/28/28 (COP)	2,920,300,000	615,443
Dominican Republic International Bonds
4.500%, 01/30/30 (144A)	150,000	136,128
5.950%, 01/25/27	100,000	99,062
6.875%, 01/29/26	100,000	101,000
10.750%, 06/01/36 (144A) (DOP)	20,350,000	341,543
Egypt Government International Bonds
3.875%, 02/16/26	226,000	208,975
4.750%, 04/16/26 (EUR)	378,000	381,283
7.625%, 05/29/32	200,000	163,018
7.903%, 02/21/48	254,000	178,100
European Union
2.500%, 10/04/52 (EUR)	2,020,000	1,778,184
3.000%, 03/04/53 (EUR)	14,812,541	14,417,318
French Republic Government Bonds OAT
3.000%, 05/25/54 (EUR)	6,139,660	5,723,807
Gabon Government International Bonds
7.000%, 11/24/31	249,000	186,772
Guatemala Government Bonds
4.875%, 02/13/28	558,000	535,993
5.250%, 08/10/29 (144A)	73,000	70,278
6.600%, 06/13/36 (144A)	200,000	201,180
Hungary Government International Bonds
4.000%, 07/25/29 (EUR)	820,000	869,398
5.375%, 09/12/33 (EUR)	50,000	55,673
Indonesia Government International Bonds
2.850%, 02/14/30	662,000	586,787
3.050%, 03/12/51	1,965,000	1,331,288
6.750%, 01/15/44	200,000	228,952
Israel Government International Bonds
5.750%, 03/12/54	1,440,000	1,294,200
Ivory Coast Government International Bonds
4.875%, 01/30/32 (EUR)	100,000	89,561
5.250%, 03/22/30 (EUR)	202,000	196,538
8.250%, 01/30/37 (144A)	200,000	193,740
Japan Government Thirty Year Bonds
1.800%, 03/20/54 (JPY)	1,199,750,000	6,870,245
Kingdom of Belgium Government Bonds
3.300%, 06/22/54 (EUR)	11,979,320	12,073,358
See accompanying notes to financial statements.
BHFTII-37

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2024
Foreign Government—(Continued)
Security Description	Principal Amount*	Value

Sovereign—(Continued)
Mexico Bonos
7.000%, 09/03/26 (MXN)	13,900,000	$705,986
7.750%, 11/23/34 (MXN)	176,900,000	8,320,633
8.500%, 03/01/29 (MXN)	60,500,000	3,101,456
8.500%, 05/31/29 (MXN)	129,548,000	6,662,641
Mexico Government International Bonds
2.659%, 05/24/31	2,305,000	1,891,167
3.500%, 02/12/34	2,469,000	2,005,896
4.500%, 01/31/50	4,504,000	3,376,291
6.350%, 02/09/35	5,027,000	5,054,539
Morocco Government International Bonds
6.500%, 09/08/33 (144A)	200,000	206,016
Nigeria Government International Bonds
7.143%, 02/23/30	429,000	372,533
Oman Government International Bonds
6.500%, 03/08/47	200,000	199,500
Panama Government International Bonds
3.875%, 03/17/28	1,279,000	1,177,796
4.500%, 04/01/56	1,811,000	1,169,770
6.400%, 02/14/35	200,000	189,276
Peru Government International Bonds
2.783%, 01/23/31	21,000	18,030
3.550%, 03/10/51	1,587,000	1,116,534
5.940%, 02/12/29 (PEN)	1,852,000	484,506
7.600%, 08/12/39 (144A) (PEN)	1,472,000	387,843
Philippines Government International Bonds
3.000%, 02/01/28	1,834,000	1,706,500
3.200%, 07/06/46 (g)	2,044,000	1,465,027
Republic of Kenya Government International Bonds
9.750%, 02/16/31 (144A)	200,000	191,730
Republic of Poland Government Bonds
2.750%, 10/25/29 (PLN)	2,846,000	620,184
4.750%, 07/25/29 (PLN)	2,649,000	637,215
Republic of South Africa Government Bonds
7.000%, 02/28/31 (ZAR)	12,857,850	592,230
8.750%, 01/31/44 (ZAR)	9,013,000	369,660
8.750%, 02/28/48 (ZAR)	9,045,000	367,940
Republic of South Africa Government International Bonds
5.000%, 10/12/46	200,000	140,748
Republic of Uzbekistan International Bonds
5.375%, 05/29/27 (144A) (EUR)	124,000	132,300
Romania Government International Bonds
2.124%, 07/16/31 (EUR)	37,000	31,849
2.125%, 03/07/28 (EUR)	209,000	206,513
2.500%, 02/08/30 (EUR)	31,000	28,967
5.250%, 11/25/27 (144A)	14,000	13,737
Russia Federal Bonds - OFZ
6.100%, 07/18/35 (RUB) (m)	59,043,000	137,710
Saudi Government International Bonds
4.500%, 04/17/30	200,000	193,630
Senegal Government International Bonds
7.750%, 06/10/31	244,000	231,602
Turkiye Government Bonds
26.200%, 10/05/33 (TRY)	12,114,000	363,553
31.080%, 11/08/28 (TRY)	3,199,000	100,756
Security Description	Principal Amount*	Value

Sovereign—(Continued)
U.K. Gilts
4.375%, 07/31/54 (GBP)	3,506,500	$4,225,564
Ukraine Government International Bonds
4.375%, 01/27/32 (EUR)	223,000	62,661
7.253%, 03/15/35	442,000	126,523
7.750%, 09/01/29	294,000	91,413
7.750%, 08/01/41	460,000	226,435
Uruguay Government International Bonds
4.375%, 10/27/27	1,266,587	1,251,660
5.100%, 06/18/50	1,118,733	1,051,835
5.750%, 10/28/34	64,385	67,025
		132,533,706
Total Foreign Government (Cost $143,040,202)		132,730,758

Floating Rate Loans (n)—0.7%
Agriculture — 0.0%
Hydrofarm Holdings LLC
2021 Term Loan, 10.944%, 1M TSFR + 5.500%, 10/25/28	364,501	300,713
Apparel — 0.0%
Fanatics Commerce Intermediate Holdco LLC
Term Loan B, 8.708%, 1M TSFR + 3.250%, 11/24/28	110,431	110,224
Auto Parts & Equipment — 0.0%
Emerald Technologies U.S. Acquisitionco, Inc.
Term Loan, 11.747%, 3M TSFR + 6.250%, 12/29/27	261,682	235,514
Beverages — 0.0%
Naked Juice LLC
2nd Lien Term Loan, 11.435%, 3M TSFR + 6.000%, 01/24/30	75,000	61,125
Triton Water Holdings, Inc.
Term Loan, 8.595%, 3M TSFR + 3.250%, 03/31/28	165,414	165,638
		226,763
Chemicals — 0.0%
Eastman Chemical Co.
2021 Term Loan B, 10.846%, 3M TSFR + 5.250%, 11/01/28	392,955	373,307
SCIH Salt Holdings, Inc.
2021 Incremental Term Loan B, 8.830%, 3M TSFR + 3.500%, 03/16/27	292,182	292,730
		666,037
Commercial Services — 0.1%
Allied Universal Holdco LLC
2021 USD Incremental Term Loan B, 9.194%, 1M TSFR + 3.750%, 05/12/28	601,977	600,435
American Auto Auction Group LLC
2021 Term Loan B, 10.485%, 3M TSFR + 5.000%, 12/30/27	248,483	248,690
See accompanying notes to financial statements.
BHFTII-38

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2024
Floating Rate Loans (n)—(Continued)
Security Description	Principal Amount*	Value

Commercial Services—(Continued)
Digital Room Holdings, Inc.
2021 Term Loan, 10.694%, 1M TSFR + 5.250%, 12/21/28	505,368	$486,627
Interface Security Systems LLC
Term Loan, 12.345%, 1M TSFR + 6.000%, 08/07/24 (h) (k) (l)	1,699,633	803,077
Vaco Holdings LLC
2022 Term Loan, 10.485%, 3M TSFR + 5.000%, 01/21/29	272,553	271,076
		2,409,905
Computers — 0.2%
Alorica, Inc.
2022 Term Loan, 12.200%, 1M TSFR + 6.875%, 12/21/27 † (k) (l)	810,198	793,022
Coreweave Compute Acquisition Co. II LLC
2024 Delayed Draw Term Loan, 0.500%, 3M TSFR + 0.500%, 05/16/29 † (k) (l) (o)	2,784,000	2,742,240
Delayed Draw Term Loan, 14.064% - 14.967%, 3M TSFR + 9.620%, 06/30/28 † (k) (l)	2,486,880	2,483,896
		6,019,158
Cosmetics/Personal Care — 0.0%
Conair Holdings LLC
Term Loan B, 9.208%, 1M TSFR + 3.750%, 05/17/28	94,137	93,804
Euro Parfums Fze
Term Loan B, 11.975%, 3M TSFR + 6.750%, 06/23/28 (k) (l)	101,000	101,000
		194,804
Engineering & Construction — 0.1%
Orion Group Holdco LLC
2022 1st Amendment Term Loan, 12.096%, 3M TSFR + 6.500%, 03/19/27 † (k) (l)	35,294	35,293
2022 First A&R Amendment Incremental DDTL, 12.096%, 3M TSFR + 6.500%, 03/19/27 † (k) (l)	158,243	158,243
2023 Delayed Draw Term Loan, 11.595%, 3M TSFR + 6.250%, 03/19/27 † (k) (l) (o)	350,222	348,051
2023 Term Loan B, 11.959%, 3M TSFR + 6.250%, 03/19/27 † (k) (l)	185,731	184,579
2024 Incremental Delayed Draw Term Loan, 03/19/27 † (k) (l) (o)	187,229	185,132
Delayed Draw Term Loan, 11.596%, 3M TSFR + 6.000%, 03/19/27 † (k) (l)	59,770	59,101
First Lien Delayed Draw Term Loan, 11.596%, 3M TSFR + 6.000%, 03/19/27 † (k) (l)	353,697	353,697
First Lien Term Loan, 11.596%, 3M TSFR + 6.000%, 03/19/27 † (k) (l)	30,256	30,256
Term Loan, 11.596%, 3M TSFR + 6.000%, 03/19/27 † (k) (l)	5,971	5,904
		1,360,256
Entertainment — 0.1%
Bally's Corp.
2021 Term Loan B, 8.836%, 3M TSFR + 3.250%, 10/02/28	1,304,602	1,240,799
Security Description	Principal Amount*	Value

Entertainment—(Continued)
ECL Entertainment LLC
2024 Term Loan B, 9.344%, 1M TSFR + 4.000%, 08/31/30	857,305	$862,127
J&J Ventures Gaming LLC
Term Loan, 9.458%, 1M TSFR + 4.000%, 04/26/28	314,964	315,095
Maverick Gaming LLC
2024 PIK Term Loan, 13.064%, 3M TSFR + 7.500%, 06/03/28 (h)	267,246	259,452
2024 Second Out Term Loan, 12.802%, 3M TSFR + 7.500%, 06/03/28	426,983	309,563
		2,987,036
Food — 0.1%
BCPE North Star U.S. HoldCo 2, Inc.
Term Loan, 9.458%, 1M TSFR + 4.000%, 06/09/28	780,697	746,216
Hand/Machine Tools — 0.0%
Apex Tool Group LLC
2024 Super Priority 2nd Out Term Loan A, 7.350% - 8.582%, 1M TSFR + 3.250%, 02/08/29 (h)	1,385	1,364
2024 Super Priority 3rd Out Term Loan B, 7.500% - 7.944%, 1M TSFR + 7.500%, 02/08/30 (h)	3,402	3,300
		4,664
Healthcare-Services — 0.0%
Medical Solutions Holdings, Inc.
2021 2nd Lien Term Loan, 12.345%, 1M TSFR + 7.000%, 11/01/29	274,000	198,650
Household Products/Wares — 0.0%
Kronos Acquisition Holdings, Inc.
2021 1st Lien Term Loan, 11.493%, 3M TSFR + 6.000%, 12/22/26	121,281	121,584
Lodging — 0.1%
Aimbridge Acquisition Co., Inc.
2019 Term Loan B, 9.208%, 1M TSFR + 3.750%, 02/02/26	366,572	358,691
2020 Incremental Term Loan B, 10.208%, 1M TSFR + 4.750%, 02/02/26	148,904	146,670
Spectacle Gary Holdings LLC
2021 Term Loan B, 9.735%, 3M TSFR + 4.250%, 12/11/28	1,324,647	1,325,751
		1,831,112
Media — 0.0%
DirecTV Financing LLC
Term Loan, 10.458%, 1M TSFR + 5.000%, 08/02/27	142,930	143,476
Gray Television, Inc.
2021 Term Loan D, 8.444%, 1M TSFR + 3.000%, 12/01/28	802	725
		144,201
Oil & Gas — 0.0%
Ecopetrol SA
2023 Term Loan, 9.996%, 6M TSFR + 4.750%, 09/06/30 (l)	350,000	358,645
See accompanying notes to financial statements.
BHFTII-39

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2024
Floating Rate Loans (n)—(Continued)
Security Description	Principal Amount*	Value

Pipelines — 0.0%
DT Midstream, Inc.
Term Loan B, 7.458%, 1M TSFR + 2.000%, 06/26/28	129,511	$130,434
Retail — 0.0%
Park River Holdings, Inc.
Term Loan, 8.814%, 3M TSFR + 3.250%, 12/28/27	88,628	86,689
WOOF Holdings, Inc.
1st Lien Term Loan, 9.346%, 3M TSFR + 3.750%, 12/21/27	139,604	115,348
		202,037
Software — 0.0%
ConnectWise LLC
2021 Term Loan B, 9.096%, 3M TSFR + 3.500%, 09/29/28	81,030	80,584
Telecommunications — 0.0%
Connect Finco SARL
2024 Non-Extended Term Loan B, 8.844%, 1M TSFR + 3.500%, 12/11/26	526,319	520,398
Level 3 Financing, Inc.
2024 Extended Term Loan B1, 11.904%, 1M TSFR + 6.560%, 04/15/29	99,634	97,808
		618,206
Total Floating Rate Loans (Cost $20,306,804)		18,946,743

Municipals—0.7%
American Municipal Power, Inc.
8.084%, 02/15/50	510,000	664,931
Bay Area Toll Authority
7.043%, 04/01/50	1,215,000	1,436,208
City of San Antonio Electric & Gas Systems Revenue
5.808%, 02/01/41	875,000	892,639
Florida Development Finance Corp.
12.000%, 07/15/32	985,000	1,047,920
Los Angeles Community College District, General Obligation Unlimited
6.600%, 08/01/42	785,000	867,080
Metropolitan Transportation Authority
6.668%, 11/15/39	170,000	184,365
6.814%, 11/15/40	330,000	361,743
Municipal Electric Authority of Georgia
6.637%, 04/01/57	449,000	488,630
New Jersey Turnpike Authority
7.414%, 01/01/40	492,000	577,238
New York City Municipal Water Finance Authority
5.882%, 06/15/44	270,000	274,805
New York State Dormitory Authority
5.389%, 03/15/40	355,000	349,596
Port Authority of New York & New Jersey
4.960%, 08/01/46	1,350,000	1,294,429
Port of Beaumont Navigation District
10.000%, 07/01/26	1,475,000	1,477,492
Security Description	Principal Amount*/ Shares	Value

State of California, General Obligation Unlimited
4.600%, 04/01/38	3,765,000	$3,547,859
7.550%, 04/01/39	780,000	927,198
State of Illinois, General Obligation Unlimited
5.100%, 06/01/33	2,832,941	2,779,710
State of Texas, General Obligation Unlimited
5.517%, 04/01/39	820,000	844,474
University of California
4.858%, 05/15/2112	239,000	209,386
Total Municipals (Cost $20,324,349)		18,225,703

Common Stocks—0.3%
Aerospace & Defense — 0.0%
Loar Holdings, Inc. (g) (p)	111	5,929
Banks — 0.0%
New York Community Bancorp, Inc.	6,800	21,896
Construction & Engineering — 0.0%
Centuri Holdings, Inc. (g) (p)	2,758	53,726
Electrical Equipment — 0.0%
FreeWire Technologies, Inc. † (k) (l) (p)	25	0
Energy Equipment & Services — 0.0%
Transocean Ltd. (g) (p)	83,817	448,421
Hotel & Resort REITs — 0.0%
DiamondRock Hospitality Co.	14,577	123,176
Park Hotels & Resorts, Inc.	7,811	117,009
Service Properties Trust	33,695	173,192
Sunstone Hotel Investors, Inc.	8,773	91,765
		505,142
Hotels, Restaurants & Leisure — 0.1%
Boyd Gaming Corp. (g)	1,711	94,276
Caesars Entertainment, Inc. (p)	10,800	429,192
Genius Sports Ltd. (g) (p)	118,626	646,512
Golden Entertainment, Inc.	3,057	95,103
		1,265,083
Household Durables — 0.0%
Landsea Homes Corp. † (p)	10,323	94,869
Smith Douglas Homes Corp. (g) (p)	6,956	162,631
		257,500
Machinery — 0.0%
Palladyne AI Corp. (g) (p)	1,162	1,859
Media — 0.0%
Altice USA, Inc. - Class A (p)	27,834	56,781
AMC Networks, Inc. - Class A (g) (p)	7,394	71,426
		128,207
See accompanying notes to financial statements.
BHFTII-40

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2024
Common Stocks—(Continued)
Security Description	Shares/ Principal Amount*	Value
Metals & Mining — 0.1%
Constellium SE (p)	19,206	$362,033
U.S. Steel Corp. (g)	34,204	1,292,911
		1,654,944
Mortgage Real Estate Investment Trusts — 0.1%
Blackstone Mortgage Trust, Inc. - Class A (e) (g)	78,544	1,368,237
Oil, Gas & Consumable Fuels — 0.0%
Cheniere Energy, Inc. (e)	1,526	266,790
Green Plains, Inc. (e) (g) (p)	11,216	177,886
Landbridge Co. LLC - Class A (p)	3,414	58,038
Marathon Petroleum Corp.	1,868	324,061
Valero Energy Corp.	1,432	224,480
		1,051,255
Real Estate Management & Development — 0.0%
Forestar Group, Inc. (p)	7,291	233,239
Residential REITs — 0.0%
Invitation Homes, Inc.	20,048	719,523
Total Common Stocks (Cost $8,461,606)		7,714,961

Preferred Stocks—0.2%
Home Builders — 0.1%
Dream Finders Homes, Inc., 9.000%, 09/08/26 † (k) (l)	2,628	2,509,740
IT Services — 0.1%
Versa Networks, Inc.- Series E, 12.000% PIK † (h) (k) (l)	678,151	2,719,385
Oil & Gas — 0.0%
Insight M, Inc.- Series D † (k) (l) (p)	481,839	168,306
Software — 0.0%
Lessen Holdings, Inc. † (k) (l) (p)	23,458	128,785
Total Preferred Stocks (Cost $5,048,899)		5,526,216

Convertible Bonds—0.0%
Energy-Alternate Sources — 0.0%
Stem, Inc.
0.500%, 12/01/28 (144A)	102,000	40,542
Media — 0.0%
DISH Network Corp.
Zero Coupon, 12/15/25	320,000	235,233
3.375%, 08/15/26	130,000	80,621
		315,854
Security Description	Principal Amount*/ Shares	Value
Oil & Gas — 0.0%
Insight M, Inc.
7.000%, PIK, 01/25/29 † (h) (k) (l)	164,500	$172,873
Total Convertible Bonds (Cost $605,454)		529,269

Warrants—0.0%
Health Care Providers & Services — 0.0%
Cano Health, Inc., Expires 06/03/26 (p)	29,597	6
Health Care Technology — 0.0%
Pear Therapeutics, Inc., Expires 12/01/26 (p)	10,748	0
Hotels, Restaurants & Leisure — 0.0%
Sonder Holdings, Inc., Expires 12/13/29 † (k) (l) (p)	4,351	17,578
IT Services — 0.0%
Versa Networks, Inc., Expires 10/07/32 † (k) (l) (p)	83,584	282,514
Machinery — 0.0%
Palladyne AI Corp., Expires 09/24/26 (p)	102,425	3,247
Oil & Gas — 0.0%
Insight M, Inc., Expires 07/31/24 † (k) (l)	164,500	2
Software — 0.0%
Aurora Innovation, Inc., Expires 12/31/28 (p)	2,636	546
Latch, Inc., Expires 06/04/26 (p)	6,439	0
		546
Specialty Retail — 0.0%
EVgo, Inc., Expires 09/15/25 (p)	12,581	1,844
Total Warrants (Cost $328,904)		305,737

Escrow Shares—0.0%
Oil & Gas — 0.0%
Chesapeake Energy Corp. (k) (l) (m)	100,000	0
Savings & Loans — 0.0%
Washington Mutual, Inc. (k) (l) (m)	8,777,000	0
Total Escrow Shares (Cost $0)		0

Short-Term Investments—2.7%
Repurchase Agreement—2.7%
Fixed Income Clearing Corp.
Repurchase Agreement dated 06/28/24 at 4.250%, due on 07/01/24, with a maturity value of $76,091,273; collateralized by U.S. Treasury Note at 4.875%, maturing 04/30/26, with a market value of $77,585,819	76,064,334	76,064,334
Total Short-Term Investments (Cost $76,064,334)		76,064,334
See accompanying notes to financial statements.
BHFTII-41

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2024
Securities Lending Reinvestments (q)—0.6%

Security Description	Principal Amount*/ Shares	Value

Repurchase Agreements—0.2%
BofA Securities, Inc.
Repurchase Agreement dated 06/28/24 at 5.300%, due on 07/01/24 with a maturity value of $1,265,334; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 01/15/28 - 05/15/49, and an aggregate market value of $1,290,071	1,264,776	$1,264,776
National Bank of Canada
Repurchase Agreement dated 06/28/24 at 5.450%, due on 07/05/24 with a maturity value of $1,201,272; collateralized by various Common Stock with an aggregate market value of $1,338,581	1,200,000	1,200,000
Repurchase Agreement dated 06/28/24 at 5.470%, due on 07/01/24 with a maturity value of $2,000,912; collateralized by various Common Stock with an aggregate market value of $2,231,001	2,000,000	2,000,000
TD Prime Services LLC
Repurchase Agreement dated 06/28/24 at 5.420%, due on 07/01/24 with a maturity value of $1,000,452; collateralized by various Common Stock with an aggregate market value of $1,100,497	1,000,000	1,000,000
		5,464,776

Mutual Funds—0.4%
Allspring Government Money Market Fund, Select Class, 5.250% (r)	3,000,000	3,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 5.180% (r)	1,000,000	1,000,000
Fidelity Investments Money Market Government Portfolio, Class I, 5.210% (r)	1,000,000	1,000,000
Fidelity Investments Money Market Government Portfolio, Institutional Class, 5.250% (r)	2,000,000	2,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.220% (r)	1,000,000	1,000,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares, 5.230% (r)	1,000,000	1,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.250% (r)	1,000,000	1,000,000
STIT-Government & Agency Portfolio, Institutional Class, 5.230% (r)	3,000,000	3,000,000
		13,000,000
Total Securities Lending Reinvestments (Cost $18,464,776)		18,464,776
Total Purchased Options—0.1% (s) (Cost $3,837,578)		2,758,094
Total Investments—108.6% (Cost $3,231,300,097)		3,054,651,716
Unfunded Loan Commitments—(0.1)% (Cost $(2,949,447))		(2,949,447)
Net Investments—108.5% (Cost $3,228,350,650)		3,051,702,269
Other assets and liabilities (net)—(8.5)%		(240,161,927)
Net Assets—100.0%		$2,811,540,342

*	Principal amount stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of June 30, 2024, the market value of restricted securities was
$25,795,687, which is 0.9% of net assets. See  details shown in the Restricted Securities table that follows.

(a)	Interest only security.
(b)
Variable or floating rate security. The stated rate represents the rate at June 30, 2024.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(c)	Principal only security.
(d)
TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.

(e)
All or a portion of the security was pledged as collateral against open OTC swap contracts, OTC option contracts and forward foreign currency exchange contracts. As of June 30, 2024, the market value of securities pledged was $2,406,426.

(f)	All or a portion of the security was pledged as collateral against open futures contracts. As of June 30, 2024, the market value of securities pledged was $7,565,503.
(g)
All or a portion of the security was held on loan. As of June 30, 2024, the market value of securities loaned was $51,355,663 and the collateral received consisted of cash in the amount of $18,464,776 and non-cash collateral with a value of $34,942,191. The cash collateral investments are disclosed in the Schedule of Investments and categorized as
Securities Lending Reinvestments. The non-cash collateral received consists of U.S.
government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and Liabilities.

(h)	Payment-in kind security for which part of the income earned may be paid as additional principal.
(i)	Perpetual bond with no specified maturity date.
(j)	Security is a “step up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(k)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of June 30, 2024, these securities represent 1.2% of net assets.
(l)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(m)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(n)
Floating rate loans ("Senior Loans") often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the Secured Overnight Financing Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.

(o)
Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements for which all or a portion may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.

(p)	Non-income producing security.
(q)	Represents investment of cash collateral received from securities on loan as of June 30, 2024.
(r)	The rate shown represents the annualized seven-day yield as of June 30, 2024.
(s)	For a breakout of open positions, see details shown in the Purchased Options table that follows.
See accompanying notes to financial statements.
BHFTII-42

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2024
(144A)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2024, the market value of 144A securities was $533,731,545, which is 19.0% of net assets.

Restricted Securities	Acquisition Date	Shares/ Principal Amount	Cost	Value
Alorica, Inc., 12.200%, 12/21/27	01/26/23	$810,198	$804,455	$793,022
Coreweave Compute Acquisition Co. II LLC, 14.064% - 14.967%, 06/30/28	07/31/23	2,486,880	2,485,296	2,483,896
Coreweave Compute Acquisition Co. II LLC, 0.500%, 05/16/29	05/20/24	2,784,000	2,784,000	2,742,240
Dream Finders Homes, Inc.	09/29/21	2,628	2,601,720	2,509,740
FreeWire Technologies, Inc., 6.000%, 02/20/28	02/20/24-03/31/24	1,496,105	1,289,640	254,188
FreeWire Technologies, Inc.	03/21/24	25	25	0
Homes by WestBay LLC, 11.000%, 02/06/30	02/06/24	3,134,000	3,081,808	3,134,000
Insight M, Inc., 7.000%, 01/25/29	01/31/24	164,500	164,500	172,873
Insight M, Inc. - Series D	01/31/24	481,839	164,500	168,306
Insight M, Inc., Expires 07/31/24	01/31/24	164,500	—	2
Kenbourne Invest SA, 6.875%, 11/26/24	11/21/19	310,000	310,000	131,392
Kenbourne Invest SA, 4.700%, 01/22/28	01/14/21	210,000	210,000	88,721
Knollwood CDO Ltd., 8.764%, 01/10/39	02/10/04	1,246,386	1,246,386	125
Landsea Homes Corp., 11.000%, 07/17/28	07/17/23	3,104,000	3,010,880	3,290,240
Landsea Homes Corp.	03/06/24	10,323	119,747	94,869
Lessen Holdings, Inc.	01/05/23	23,458	303,694	128,785
Lessen, Inc., 13.827%, 01/05/28	01/05/23-03/28/24	1,844,108	1,792,267	1,694,366
Oceana Trust, 12.500%, 07/31/27	08/31/23	759,000	491,794	510,126
Oceana Trust, 12.500%, 07/31/26	08/31/23	456,000	295,465	305,141
Oceana Trust, 12.000%, 07/31/25	08/31/23	304,000	196,977	202,798
Orion Group Holdco LLC, 12.096%, 03/19/27	09/06/23	35,294	35,069	35,293
Orion Group Holdco LLC, 12.096%, 03/19/27	09/06/23	158,243	157,234	158,243
Orion Group Holdco LLC, 11.959%, 03/19/27	09/06/23	185,731	183,591	184,579
Orion Group Holdco LLC, 11.596%, 03/19/27	09/06/23	5,971	5,936	5,904
Orion Group Holdco LLC, 11.596%, 03/19/27	09/06/23	59,770	59,418	59,101
Orion Group Holdco LLC, 11.596%, 03/19/27	09/06/23	30,256	30,096	30,256
Orion Group Holdco LLC, 11.596%, 03/19/27	09/06/23	353,697	351,327	353,697
Orion Group Holdco LLC, 11.595%, 03/19/27	09/06/23	350,222	350,222	348,051
Orion Group Holdco LLC, Zero Coupon, 03/19/27	02/21/24	187,229	187,229	185,132
Pioneer Midco, 10.500%, 11/18/30	01/27/23-04/01/24	1,185,497	1,167,542	1,187,039
Sonder Holdings, Inc., 14.580%, 12/31/24	06/10/24	94,063	92,232	90,422
Sonder Holdings, Inc., 13.860%, 01/19/27	01/19/22-03/29/24	1,629,163	1,606,284	1,433,663
Sonder Holdings, Inc., Expires 12/13/29	06/10/24	4,351	—	17,578
Versa Networks, Inc. - Series E	10/14/22	678,151	1,978,985	2,719,385
Versa Networks, Inc., Expires 10/07/32	10/14/22	83,584	—	282,514
				$25,795,687
TBA Forward Sale Commitments
Security Description	Interest Rate	Maturity	Face Amount	Cost	Value
Uniform Mortgage-Backed Security, TBA	1.500%	TBA	$(4,560,762)	$(3,629,306)	$(3,639,476)
Uniform Mortgage-Backed Security, TBA	4.500%	TBA	(5,340,400)	(4,904,568)	(4,944,697)
Totals				$(8,533,874)	$(8,584,173)
See accompanying notes to financial statements.
BHFTII-43

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2024
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, including mortgage dollar roll and TBA transactions but excluding short-term securities, for the six months ended June 30, 2024 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$6,480,951,726	$1,492,328,782	$6 ,587,566,203	$1,351,659,702
Purchases and sales of mortgage dollar rolls and TBA transactions for the six months ended June 30, 2024 were as follows:
Purchases	Sales
$4,891,814,619	$4,904,673,284
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2024
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(2,454,759)	$—	$—	$—	$(2,454,759)
Corporate Bonds & Notes	(16,010,017)	—	—	—	(16,010,017)
Total Borrowings	$(18,464,776)	$—	$—	$—	$(18,464,776)
Gross amount of recognized liabilities for securities lending transactions					$(18,464,776)
Investments in Derivative Instruments
Forward Foreign Currency Exchange Contracts
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
BRL	1,129,551	BBP	07/02/24	USD	203,197	$(1,134)
BRL	1,141,078	BNP	07/02/24	USD	212,000	(7,875)
BRL	738,716	BNP	07/02/24	USD	140,000	(7,853)
BRL	755,978	BNP	07/02/24	USD	140,000	(4,765)
BRL	762,640	BNP	07/02/24	USD	141,000	(4,573)
BRL	742,973	BNP	07/02/24	USD	133,655	(746)
BRL	1,523,529	GSI	07/02/24	USD	274,070	(1,530)
BRL	1,415,377	GSI	07/02/24	USD	254,615	(1,421)
BRL	295,114	GSI	07/02/24	USD	53,089	(296)
BRL	1,420,254	GSI	08/02/24	USD	257,500	(4,362)
BRL	2,163,840	HSBC	07/02/24	USD	420,000	(32,916)
BRL	560,205	JPMC	07/02/24	USD	100,776	(562)
CLP	133,174,500	CBNA	07/26/24	USD	141,000	492
CLP	399,745,620	MSIP	07/26/24	USD	426,000	(1,289)
CNY	4,732,230	MSIP	01/27/25	USD	677,000	(10,146)
COP	292,937,400	BBP	07/26/24	USD	70,000	287
COP	748,086,640	BBP	08/15/24	USD	175,638	3,339
COP	881,072,000	BNP	07/26/24	USD	212,000	(598)
COP	1,923,651,360	BNP	08/15/24	USD	444,867	15,359
COP	4,081,615,500	BNP	10/23/24	USD	981,316	(14,632)
COP	1,360,538,500	BNP	10/23/24	USD	326,939	(4,711)
COP	592,239,400	CBNA	07/26/24	USD	142,000	100
COP	1,892,860,000	CBNA	02/21/25	USD	475,832	(34,889)
COP	2,704,065,000	HSBC	02/24/25	USD	651,896	(22,248)
COP	2,771,224,000	MSIP	08/15/24	USD	641,042	21,964
COP	876,408,000	SCB	07/26/24	USD	212,000	(1,717)
See accompanying notes to financial statements.
BHFTII-44

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2024
Forward Foreign Currency Exchange Contracts — (Continued)
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
CZK	4,851,421	HSBC	07/26/24	USD	209,000	$(1,504)
EUR	108,430	HSBC	07/02/24	USD	116,229	(107)
EUR	88,690	JPMC	07/02/24	USD	95,101	(119)
EUR	274,872	NWM	07/02/24	USD	294,737	(362)
EUR	27,054	SCB	07/17/24	USD	29,087	(93)
EUR	265,000	TDB	07/26/24	USD	284,128	(7)
GBP	654,000	BOA	07/26/24	USD	829,527	(2,689)
GBP	164,000	BBP	07/26/24	USD	207,351	(9)
HUF	52,103,730	BBP	07/26/24	USD	141,000	147
HUF	78,855,901	BBP	07/26/24	USD	213,000	618
IDR	13,344,774,268	BOA	07/17/24	USD	819,502	(4,734)
IDR	8,312,072,184	BOA	07/17/24	USD	512,174	(4,679)
IDR	10,882,181,086	BBP	07/17/24	USD	667,046	(2,632)
IDR	29,498,747,434	BBP	09/18/24	USD	1,807,521	(8,369)
IDR	6,004,544,000	DBAG	07/26/24	USD	364,000	2,563
JPY	32,856,106	TDB	07/26/24	USD	208,000	(3,039)
JPY	32,531,993	WBC	07/26/24	USD	206,000	(3,061)
KRW	288,413,505	GSI	07/26/24	USD	208,000	1,805
MXN	3,351,324	BOA	07/26/24	USD	181,000	1,514
MXN	6,513,490	BNP	07/26/24	USD	354,000	726
MXN	1,304,668	GSI	07/26/24	USD	71,000	52
MXN	3,928,678	GSI	07/26/24	USD	213,000	957
MXN	9,063,555	JPMC	07/26/24	USD	490,000	3,603
MXN	13,077,415	JPMC	07/26/24	USD	707,000	5,199
PEN	778,668	CBNA	07/26/24	USD	204,000	(1,408)
PEN	1,904,132	SCB	07/18/24	USD	498,008	(2,590)
PLN	3,962,142	BOA	07/26/24	USD	982,000	1,983
PLN	852,691	BNP	07/26/24	USD	212,000	(237)
THB	7,773,828	CBNA	07/26/24	USD	212,000	242
THB	3,719,295	HSBC	07/26/24	USD	101,500	45
TRY	5,230,536	BBP	10/28/24	USD	141,000	357
TRY	1,635,700	BBP	12/04/24	USD	41,971	633
TRY	3,287,757	BBP	12/04/24	USD	80,997	4,638
TRY	5,323,992	BNP	10/23/24	USD	142,000	2,617
TRY	9,177,000	BNP	12/06/24	USD	214,553	24,009
TRY	7,939,575	CBNA	10/28/24	USD	213,000	1,570
TRY	1,619,343	GSI	12/04/24	USD	42,203	(25)
TRY	1,635,700	GSI	12/04/24	USD	41,828	776
TRY	3,271,400	GSI	12/04/24	USD	84,044	1,165
TRY	4,907,100	GSI	12/04/24	USD	125,968	1,845
TRY	4,788,964	UBSA	07/22/24	USD	142,000	1,501
TRY	7,787,000	UBSA	09/25/24	USD	203,827	13,862
TRY	7,904,000	UBSA	09/25/24	USD	203,901	17,059
ZAR	6,364,047	BBP	07/26/24	USD	355,000	(5,831)
ZAR	4,150,333	BNP	07/02/24	USD	229,354	(1,236)
ZAR	1,853,364	CBNA	07/26/24	USD	100,786	900
ZAR	2,044,558	CBNA	07/26/24	USD	111,214	962
ZAR	23,657,809	MSIP	07/02/24	USD	1,280,444	19,882
ZAR	10,416,889	MSIP	07/02/24	USD	540,449	32,104

Contracts to Deliver
AUD	807,000	SSBT	09/18/24	USD	533,808	(5,620)
AUD	143,000	UBSA	07/26/24	USD	95,479	22
BRL	1,129,551	BBP	07/02/24	USD	212,000	9,937
BRL	112,565,300	BBP	09/18/24	USD	20,612,203	649,233
BRL	738,717	BNP	07/02/24	USD	132,889	742
BRL	755,979	BNP	07/02/24	USD	135,994	759
See accompanying notes to financial statements.
BHFTII-45

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2024
Forward Foreign Currency Exchange Contracts — (Continued)
Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
BRL	762,640	BNP	07/02/24	USD	137,193	$766
BRL	1,141,078	BNP	07/02/24	USD	205,270	1,146
BRL	742,973	BNP	07/02/24	USD	140,000	7,091
BRL	1,181,816	BNP	08/02/24	USD	212,000	1,360
BRL	295,114	GSI	07/02/24	USD	57,000	4,208
BRL	1,415,377	GSI	07/02/24	USD	257,500	4,306
BRL	1,523,529	GSI	07/02/24	USD	281,000	8,460
BRL	2,163,840	HSBC	07/02/24	USD	389,257	2,173
BRL	560,205	JPMC	07/02/24	USD	105,500	5,286
BRL	3,989,346	JPMC	10/02/24	USD	784,184	77,848
BRL	12,886,000	SSBT	09/18/24	USD	2,351,331	66,055
BRL	13,600,000	SSBT	09/18/24	USD	2,504,789	92,887
CAD	288,000	RBC	09/18/24	USD	210,109	(795)
CLP	199,492,000	BNP	07/26/24	USD	212,000	49
CLP	132,883,600	CBNA	07/26/24	USD	142,000	817
CNH	4,743,739	MSIP	01/27/25	USD	677,000	17,059
CNY	3,743,759	SSBT	07/26/24	USD	515,000	(1,515)
COP	1,892,860,000	CBNA	07/22/24	USD	490,124	35,680
COP	5,442,154,000	CBNA	08/13/24	USD	1,368,837	66,465
COP	2,704,065,000	CBNA	08/14/24	USD	662,355	15,329
COP	5,442,962,000	CBNA	08/14/24	USD	1,333,242	30,855
COP	2,741,718,650	MSIP	07/26/24	USD	655,000	(2,841)
COP	4,409,696,123	MSIP	08/26/24	USD	1,046,713	(6,710)
EUR	982,000	BOA	07/26/24	USD	1,054,930	2,071
EUR	4,975,576	BNP	09/18/24	USD	5,356,660	8,192
EUR	147,000	DBAG	07/17/24	USD	158,761	1,221
EUR	202,950	DBAG	07/17/24	USD	219,185	1,683
EUR	809,324	DBAG	07/24/24	USD	864,285	(3,356)
EUR	127,791	DBAG	07/24/24	USD	136,469	(530)
EUR	245,279	DBAG	07/24/24	USD	263,183	230
EUR	30,000	DBAG	09/18/24	USD	32,257	9
EUR	541,000	DBAG	09/18/24	USD	581,961	416
EUR	200,000	DBAG	09/18/24	USD	215,474	485
EUR	173,000	DBAG	09/18/24	USD	186,762	796
EUR	1,335,000	DBAG	09/18/24	USD	1,435,859	808
EUR	2,996,000	JPMC	09/18/24	USD	3,223,528	2,994
EUR	88,690	JPMC	10/01/24	USD	95,517	120
EUR	88,690	MSIP	07/02/24	USD	96,338	1,355
EUR	108,430	MSIP	07/02/24	USD	117,779	1,657
EUR	274,872	MSIP	07/02/24	USD	298,574	4,200
EUR	52,921	MSIP	07/17/24	USD	57,300	585
EUR	263,574	MSIP	07/17/24	USD	285,384	2,912
EUR	124,000	MSIP	07/18/24	USD	134,621	1,724
EUR	1,037,000	NWM	09/18/24	USD	1,115,643	925
EUR	274,872	NWM	10/01/24	USD	296,025	366
EUR	23,864,800	SCB	09/18/24	USD	25,911,338	258,001
EUR	3,231,424	TDB	09/18/24	USD	3,477,783	4,182
GBP	199,000	BNY	09/18/24	USD	253,642	1,943
GBP	199,000	DBAG	09/18/24	USD	255,796	4,097
GBP	3,506,500	DBAG	09/18/24	USD	4,490,634	55,542
GBP	164,000	SSBT	07/26/24	USD	208,015	673
IDR	32,794,496,084	BBP	07/17/24	USD	2,059,826	57,551
JPY	197,084,000	NIP	09/18/24	USD	1,265,338	25,857
JPY	2,246,000	RBC	09/18/24	USD	14,412	286
JPY	904,242,000	SCB	09/18/24	USD	5,852,506	165,637
JPY	33,038,256	SSBT	07/26/24	USD	208,000	1,903
KRW	286,936,000	BNP	07/26/24	USD	208,000	(730)
See accompanying notes to financial statements.
BHFTII-46

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2024
Forward Foreign Currency Exchange Contracts — (Continued)
Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
MXN	9,072,644	BOA	07/26/24	USD	490,000	$(4,098)
MXN	13,121,163	BNY	07/17/24	USD	705,695	(9,881)
MXN	7,235,814	BBP	07/26/24	USD	391,111	(2,953)
MXN	4,094,569	BBP	07/26/24	USD	221,400	(1,591)
MXN	3,347,415	BBP	07/26/24	USD	181,000	(1,301)
MXN	37,739,300	BBP	09/18/24	USD	1,978,798	(59,388)
MXN	2,635,776	CBNA	07/26/24	USD	142,000	(1,545)
PEN	736,000	CBNA	07/18/24	USD	193,024	1,531
PEN	298,695	CBNA	07/18/24	USD	79,814	2,099
PEN	1,271,430	CBNA	07/18/24	USD	333,097	2,296
PEN	597,271	CBNA	07/18/24	USD	159,873	4,475
PEN	736,000	MSIP	07/18/24	USD	193,430	1,937
PLN	848,794	BNP	07/26/24	USD	212,000	1,205
PLN	2,538,276	NIP	07/26/24	USD	629,182	(1,189)
PLN	2,677,530	NIP	07/26/24	USD	666,712	1,758
SEK	2,896,877	BOA	07/26/24	USD	278,000	4,359
TRY	4,428,481	BBP	07/25/24	USD	131,000	(1,263)
TRY	4,667,162	BBP	07/26/24	USD	137,193	(2,047)
TRY	9,177,000	BBP	12/06/24	USD	233,381	(5,181)
TRY	4,817,052	BNP	07/22/24	USD	142,000	(2,342)
TRY	16,357,000	UBSA	12/04/24	USD	412,639	(13,405)
ZAR	20,979,601	BOA	07/02/24	USD	1,101,994	(51,127)
ZAR	2,055,407	BNP	07/02/24	USD	112,156	(818)
ZAR	8,565,570	CBNA	07/02/24	USD	466,420	(4,377)
ZAR	23,657,809	MSIP	09/03/24	USD	1,274,401	(19,795)
ZAR	6,624,453	SSBT	07/02/24	USD	356,793	(7,313)
ZAR	8,608,249	SSBT	07/26/24	USD	476,000	3,701
ZAR	12,712,705	SSBT	07/26/24	USD	703,000	5,507

Cross Currency Contracts to Buy
AUD	154,450	NIP	07/26/24	EUR	96,000	173
COP	1,272,936,000	MSIP	07/26/24	GBP	240,000	1,998
EUR	511,000	BBP	07/26/24	GBP	432,715	800
EUR	498,000	UBSA	07/26/24	PLN	2,158,200	(2,046)
PLN	861,797	BNP	07/26/24	EUR	199,000	665
ZAR	5,245,897	BNP	07/26/24	EUR	270,000	(1,662)
Net Unrealized Appreciation						$1,507,920
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
3 Month SONIA Futures	03/18/25	11	GBP	2,620,062	$(34,316)
3 Month SOFR Futures	12/17/24	2	USD	474,250	(153)
3 Month SOFR Futures	09/17/24	15	USD	3,549,469	(1,896)
U.S. Treasury Long Bond Futures	09/19/24	430	USD	50,874,375	437,162
U.S. Treasury Note 10 Year Futures	09/19/24	29	USD	3,189,547	3,584
U.S. Treasury Note 2 Year Futures	09/30/24	744	USD	151,938,750	(220,940)
U.S. Treasury Note 5 Year Futures	09/30/24	2,231	USD	237,775,797	1,301,041
U.S. Treasury Note Ultra 10 Year Futures	09/19/24	95	USD	10,785,469	(8,574)
U.S. Treasury Ultra Long Bond Futures	09/19/24	144	USD	18,049,500	129,205
See accompanying notes to financial statements.
BHFTII-47

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2024
Futures Contracts — (Continued)

Futures Contracts—Short	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
3 Month SOFR Futures	12/16/25	(2)	USD	(479,400)	$(1,603)
Canada Government Bond 10 Year Futures	09/18/24	(260)	CAD	(31,218,200)	121,810
Euro-Bobl Futures	09/06/24	(7)	EUR	(815,080)	(9,227)
Euro-Buxl 30 Year Bond Futures	09/06/24	(23)	EUR	(2,995,520)	(71,495)
Euro STOXX 50 Index Futures	09/20/24	(31)	EUR	(1,527,060)	(2,678)
Russell 2000 Index E-Mini Futures	09/20/24	(9)	USD	(929,250)	(15,931)
Net Unrealized Appreciation					$1,625,989
Purchased Options
Foreign Currency Options	Strike Price		Expiration Date	Counterparty	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
BRL Call/USD Put	BRL	5.250	08/05/24	JPMC	211,000	USD	211,000	$2,185	$271	$(1,914)
BRL Call/USD Put	BRL	5.350	07/24/24	BOA	425,000	USD	425,000	1,413	1,413	—
CLP Call/USD Put	CLP	930.000	07/18/24	BOA	426,000	USD	426,000	5,736	3,084	(2,652)
INR Call /CNH Put	INR	11.500	01/23/25	SCB	501,000	CNH	501,000	13,731	21,674	7,943
MXN Call/USD Put	MXN	17.150	07/03/24	UBSA	699,000	USD	699,000	2,307	1	(2,306)
MXN Call/USD Put	MXN	17.300	07/22/24	BBP	57,000	USD	57,000	2,964	2,964	—
MXN Call/USD Put	MXN	17.450	07/03/24	BOA	494,000	USD	494,000	1,294	4	(1,290)
MXN Call/USD Put	MXN	18.000	07/10/24	BBP	420,000	USD	420,000	4,145	1,546	(2,599)
MXN Call/USD Put	MXN	18.500	07/11/24	MSIP	210,000	USD	210,000	2,634	3,662	1,028
PLN Call/EUR Put	PLN	4.310	08/13/24	BOA	388,000	EUR	388,000	1,105	1,652	547
TRY Call/USD Put	TRY	32.000	08/13/24	UBSA	13,963	USD	13,963	1,731	603	(1,128)
TRY Call/USD Put	TRY	33.500	08/06/24	BBP	212,000	USD	212,000	3,477	2,053	(1,424)
TRY Call/USD Put	TRY	34.000	08/14/24	UBSA	279,000	USD	279,000	3,819	4,377	558
TRY Call/USD Put	TRY	35.000	08/23/24	UBSA	210,000	USD	210,000	1,281	1,703	422
TRY Call/USD Put	TRY	35.000	11/21/24	UBSA	35,000	USD	35,000	3,150	8,765	5,615
TRY Call/USD Put	TRY	35.500	10/30/24	UBSA	351,000	USD	351,000	1,249	1,209	(40)
TRY Call/USD Put	TRY	37.500	10/08/24	GSI	407,000	USD	407,000	4,134	10,501	6,367
TRY Call/USD Put	TRY	38.500	09/27/24	UBSA	271,000	USD	271,000	2,967	2,202	(765)
TRY Call/USD Put	TRY	42.500	12/06/24	GSI	278,000	USD	278,000	14,793	35,219	20,426
USD Call/BRL Put	BRL	5.350	07/15/24	UBSA	342,000	USD	342,000	3,372	15,496	12,124
USD Call/CNH Put	CNH	7.250	09/24/24	JPMC	425,000	USD	425,000	2,788	3,290	502
USD Call/CNH Put	CNH	7.500	10/23/24	BBP	104,000	USD	104,000	10,140	7,665	(2,475)
USD Call/CNH Put	CNH	7.750	03/06/26	BOA	77,502,000	USD	77,502,000	565,765	588,783	23,018
USD Call/COP Put	COP	4020.000	07/10/24	MSIP	283,000	USD	283,000	2,898	9,675	6,777
USD Call/EUR Put	USD	1.050	08/15/24	BNP	64,000	EUR	64,000	6,808	10,366	3,558
USD Call/MXN Put	MXN	18.300	10/18/24	MSIP	678,000	USD	678,000	12,793	25,891	13,098
USD Call/THB Put	THB	37.000	07/18/24	JPMC	426,000	USD	426,000	2,349	1,547	(802)
USD Call/TRY Put	TRY	39.000	07/23/24	BOA	102,000	USD	102,000	561	20	(541)
USD Call/TRY Put	TRY	39.000	07/23/24	BOA	102,000	USD	102,000	208	20	(188)
USD Call/ZAR Put	ZAR	20.000	07/03/24	HSBC	41,000	USD	41,000	5,242	11	(5,231)
USD Call/ZAR Put	ZAR	20.800	08/15/24	GSI	689,000	USD	689,000	11,640	736	(10,904)
ZAR Call/USD Put	ZAR	17.700	07/01/24	CBNA	612,000	USD	612,000	934	1	(933)
ZAR Call/USD Put	ZAR	18.000	07/11/24	UBSA	316,000	USD	316,000	2,763	1,853	(910)
ZAR Call/USD Put	ZAR	18.200	08/15/24	GSI	689,000	USD	689,000	9,345	13,214	3,869
ZAR Call/USD Put	ZAR	18.380	07/11/24	CBNA	421,000	USD	421,000	4,315	7,029	2,714
Totals								$716,036	$788,500	$72,464
See accompanying notes to financial statements.
BHFTII-48

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2024
Purchased Options — (Continued)

Interest Rate Swaptions	Strike Rate	Floating Rate Index	Pay/Receive Floating Rate	Expiration Date	Counterparty	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
Call - OTC - 1 Yr. IRS	4.542%	SOFR	Pay	10/16/24	GSI	302,236,000	USD	302,236,000	$616,934	$379,466	$(237,468)
Call - OTC - 1 Yr. IRS	4.542%	SOFR	Pay	10/16/24	BBP	602,859,000	USD	602,859,000	1,231,838	756,908	(474,930)
Call - OTC - 10 Yr. IRS	3.905%	SOFR	Pay	05/24/27	DBAG	1,001,786	USD	1,001,786	48,336	54,715	6,379
Call - OTC - 10 Yr. IRS	3.990%	SOFR	Pay	05/28/27	DBAG	557,574	USD	557,574	26,834	32,487	5,653
Put - OTC - 10 Yr. IRS	3.905%	SOFR	Receive	05/24/27	DBAG	1,001,786	USD	1,001,786	48,336	46,801	(1,535)
Put - OTC - 10 Yr. IRS	3.990%	SOFR	Receive	05/28/27	DBAG	557,574	USD	557,574	26,834	24,631	(2,203)
Put - OTC - 10 Yr. IRS	4.430%	SOFR	Receive	10/17/24	GSI	16,660,500	USD	16,660,500	246,365	78,898	(167,467)
Put - OTC - 10 Yr. IRS	4.430%	SOFR	Receive	10/17/24	GSI	33,321,000	USD	33,321,000	538,687	157,796	(380,891)
Put - OTC - 30 Yr. IRS	3.930%	SOFR	Receive	12/18/24	CBNA	15,061,000	USD	15,061,000	309,101	411,174	102,073
Totals									$3,093,265	$1,942,876	$(1,150,389)

Options on Exchange-Traded Futures Contracts	Strike Price		Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
Put - U.S. Treasury Note 10 Year Futures	USD	109.000	08/23/24	12	USD	12,000	$9,159	$7,687	$(1,472)
Put - U.S. Treasury Note 10 Year Futures	USD	109.500	07/26/24	16	USD	16,000	10,900	8,250	(2,650)
Put - U.S. Treasury Note 10 Year Futures	USD	110.000	08/23/24	10	USD	10,000	8,219	10,781	2,562
Totals							$28,278	$26,718	$(1,560)
Written Options
Foreign Currency Options	Strike Price		Expiration Date	Counterparty	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
BRL Call/USD Put	BRL	5.100	08/05/24	JPMC	(211,000)	USD	(211,000)	$(593)	$(54)	$539
CNH Call/INR Put	INR	12.500	01/23/25	SCB	(251,000)	CNH	(251,000)	(7,822)	(2,168)	5,654
MXN Call/USD Put	MXN	17.000	10/18/24	MSIP	(339,000)	USD	(339,000)	(4,851)	(902)	3,949
TRY Call/USD Put	TRY	40.500	12/06/24	GSI	(417,000)	USD	(417,000)	(12,454)	(35,944)	(23,490)
USD Call/BRL Put	BRL	5.150	07/03/24	BBP	(138,000)	USD	(138,000)	(1,891)	(1,891)	—
USD Call/BRL Put	BRL	5.350	07/15/24	DBAG	(342,000)	USD	(342,000)	(5,081)	(15,496)	(10,415)
USD Call/BRL Put	BRL	5.500	08/05/24	JPMC	(105,500)	USD	(105,500)	(810)	(3,131)	(2,321)
USD Call/CLP Put	CLP	1,000.000	08/19/24	BOA	(426,000)	USD	(426,000)	(2,468)	(1,891)	577
USD Call/CNH Put	CNH	7.350	09/24/24	JPMC	(637,000)	USD	(637,000)	(1,656)	(1,929)	(273)
USD Call/MXN Put	MXN	19.100	07/10/24	BBP	(210,000)	USD	(210,000)	(2,539)	(417)	2,122
USD Call/TRY Put	TRY	37.000	08/14/24	UBSA	(209,000)	USD	(209,000)	(3,817)	(1,125)	2,692
USD Call/TRY Put	TRY	38.000	09/27/24	BOA	(153,000)	USD	(153,000)	(4,256)	(2,825)	1,431
USD Call/TRY Put	TRY	39.000	07/23/24	GSI	(204,000)	USD	(204,000)	(1,965)	(39)	1,926
USD Call/ZAR Put	ZAR	20.800	08/15/24	GSI	(689,000)	USD	(689,000)	(5,589)	(736)	4,853
ZAR Call/USD Put	ZAR	17.700	07/01/24	GSI	(612,000)	USD	(612,000)	(2,848)	(1)	2,847
ZAR Call/USD Put	ZAR	18.000	07/11/24	CBNA	(631,000)	USD	(631,000)	(2,600)	(3,700)	(1,100)
ZAR Call/USD Put	ZAR	18.200	08/15/24	GSI	(689,000)	USD	(689,000)	(9,187)	(13,214)	(4,027)
Totals								$(70,427)	$(85,463)	$(15,036)

Interest Rate Swaptions	Strike Rate	Floating Rate Index	Pay/Recieve Floating Rate	Expiration Date	Counterparty	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Call - OTC - 1 Yr. IRS	3.842%	SOFR	Receive	10/16/24	BBP	(602,859,000)	USD	(602,859,000)	$(499,801)	$(163,688)	$336,113
Call - OTC - 1 Yr. IRS	3.842%	SOFR	Receive	10/16/24	GSI	(302,236,000)	USD	(302,236,000)	(250,855)	(82,063)	168,792
Call - OTC - 10 Yr. IRS	3.825%	SOFR	Receive	09/17/24	BOA	(8,472,000)	USD	(8,472,000)	(138,517)	(105,139)	33,378
Call - OTC - 10 Yr. IRS	3.858%	SOFR	Receive	09/12/24	DBAG	(33,889,000)	USD	(33,889,000)	(518,502)	(442,151)	76,351
Call - OTC - 10 Yr. IRS	3.885%	SOFR	Receive	09/13/24	CBNA	(16,944,500)	USD	(16,944,500)	(257,556)	(240,565)	16,991
Call - OTC - 10 Yr. IRS	3.905%	SOFR	Receive	05/22/26	BOA	(508,583)	USD	(508,583)	(20,814)	(24,505)	(3,691)
See accompanying notes to financial statements.
BHFTII-49

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2024
Written Options — (Continued)
Interest Rate Swaptions	Strike Rate	Floating Rate Index	Pay/Recieve Floating Rate	Expiration Date	Counterparty	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Call - OTC - 10 Yr. IRS	3.945%	SOFR	Receive	05/08/26	DBAG	(1,512,536)	USD	(1,512,536)	$(64,660)	$(74,981)	$(10,321)
Call - OTC - 10 Yr. IRS	3.978%	SOFR	Receive	05/11/26	BOA	(4,386,600)	USD	(4,386,600)	(187,857)	(224,198)	(36,341)
Put - OTC - 1 Yr. IRS	5.100%	SOFR	Pay	10/17/24	GSI	(279,900,000)	USD	(279,900,000)	(492,044)	(127,108)	364,936
Put - OTC - 1 Yr. IRS	5.100%	SOFR	Pay	10/17/24	GSI	(139,950,000)	USD	(139,950,000)	(229,841)	(63,554)	166,287
Put - OTC - 10 Yr. IRS	3.825%	SOFR	Pay	09/17/24	BOA	(8,472,000)	USD	(8,472,000)	(138,517)	(158,464)	(19,947)
Put - OTC - 10 Yr. IRS	3.858%	SOFR	Pay	09/12/24	DBAG	(33,889,000)	USD	(33,889,000)	(518,501)	(569,136)	(50,635)
Put - OTC - 10 Yr. IRS	3.885%	SOFR	Pay	09/13/24	CBNA	(16,944,500)	USD	(16,944,500)	(257,557)	(266,367)	(8,810)
Put - OTC - 10 Yr. IRS	3.905%	SOFR	Pay	05/22/26	BOA	(508,583)	USD	(508,583)	(20,814)	(19,769)	1,045
Put - OTC - 10 Yr. IRS	3.945%	SOFR	Pay	05/08/26	DBAG	(1,512,536)	USD	(1,512,536)	(64,660)	(56,280)	8,380
Put - OTC - 10 Yr. IRS	3.978%	SOFR	Pay	05/11/26	BOA	(4,386,600)	USD	(4,386,600)	(187,857)	(159,136)	28,721
Put - OTC - 30 Yr. IRS	3.860%	SOFR	Pay	09/18/24	CBNA	(15,061,000)	USD	(15,061,000)	(188,613)	(280,565)	(91,952)
Totals									$(4,036,966)	$(3,057,669)	$979,297

Options on Exchange-Traded Futures Contracts	Strike Price		Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Put - U.S. Treasury Note 10 Year Futures	USD	107.500	08/23/24	(20)	USD	(20,000)	$(7,313)	$(5,313)	$2,000
Put - U.S. Treasury Note 10 Year Futures	USD	108.500	07/26/24	(16)	USD	(16,000)	(5,725)	(3,500)	2,225
Put - U.S. Treasury Note 10 Year Futures	USD	108.500	08/23/24	(16)	USD	(16,000)	(5,977)	(7,750)	(1,773)
Totals							$(19,015)	$(16,563)	$2,452

Exchange-Traded Option Contracts	Strike Price		Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Call - U.S. Steel Corp.	USD	39.000	07/19/24	(93)	USD	(9,300)	$(6,879)	$(6,879)	$—
Centrally Cleared Interest Rate Swap Contracts
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	12M HICP	Maturity	2.133%	Maturity	06/15/29	EUR	13,840,000	$3,496	$175	$3,321
Pay	12M SOFR	Annually	3.782%	Annually	06/18/34	USD	6,275,741	(74,752)	102	(74,854)
Pay	1M TIIE	Monthly	10.760%	Monthly	06/11/26	MXN	9,068,000	4,116	2	4,114
Pay	3M PRIBOR	Quarterly	3.306%	Quarterly	03/20/29	CZK	40,000,000	(39,684)	(37,128)	(2,556)
Pay	6M EURIBOR	Semi-Annually	2.441%	Semi-Annually	06/24/54	EUR	828,000	(15,011)	31	(15,042)
Pay	FEDEFF PRV	Maturity	5.309%	Maturity	09/18/24	USD	1,099,130,000	13,305	2,088	11,217
Pay	FEDEFF PRV	Maturity	5.319%	Maturity	09/18/24	USD	1,099,140,000	18,695	1,316	17,379
Pay	FEDEFF PRV	Maturity	5.321%	Maturity	09/18/24	USD	1,099,140,000	22,020	1,316	20,704
Pay	FEDEFF PRV	Maturity	5.321%	Maturity	09/18/24	USD	1,099,140,000	31,776	2,089	29,687
Pay	FEDEFF PRV	Maturity	5.324%	Maturity	09/18/24	USD	1,087,000,000	35,078	2,065	33,013
Receive	12M SOFR	Quarterly	2.458%	Quarterly	07/01/29	USD	7,635,000	15,565	90	15,475
Receive	12M UKRPI	Maturity	3.884%	Maturity	06/15/29	GBP	5,700,000	10,215	85	10,130
Receive	3M JIBAR	Quarterly	7.970%	Quarterly	06/06/26	ZAR	30,463,000	(4,439)	8	(4,447)
Receive	3M JIBAR	Quarterly	8.145%	Quarterly	05/07/26	ZAR	43,184,000	(10,088)	8	(10,096)
Receive	3M PRIBOR	Quarterly	4.675%	Quarterly	03/20/25	CZK	49,210,000	(900)	(840)	(60)
Receive	6M EURIBOR	Semi-Annually	2.429%	Semi-Annually	06/19/54	EUR	1,222,000	25,727	47	25,680
Receive	6M EURIBOR	Semi-Annually	2.429%	Semi-Annually	06/20/54	EUR	1,184,000	24,790	46	24,744
Receive	6M EURIBOR	Semi-Annually	2.456%	Semi-Annually	03/22/54	EUR	1,250,000	20,731	(1,784)	22,515
Receive	6M EURIBOR	Semi-Annually	2.490%	Semi-Annually	02/19/54	EUR	5,930,760	56,217	(50,361)	106,578
Receive	6M EURIBOR	Semi-Annually	2.506%	Semi-Annually	02/20/54	EUR	5,930,760	35,944	(71,508)	107,452
Receive	6M EURIBOR	Semi-Annually	2.511%	Semi-Annually	03/01/54	EUR	2,978,000	14,294	(39,784)	54,078
Receive	6M EURIBOR	Semi-Annually	2.513%	Semi-Annually	02/20/54	EUR	6,031,000	26,737	(82,741)	109,478
Receive	6M EURIBOR	Semi-Annually	2.543%	Semi-Annually	04/22/54	EUR	4,840,000	(13,593)	(9,996)	(3,597)
See accompanying notes to financial statements.
BHFTII-50

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2024
Centrally Cleared Interest Rate Swap Contracts — (Continued)
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	6M WIBOR	Semi-Annually	5.135%	Semi-Annually	12/20/25	PLN	3,744,000	$6,190	$6,233	$(43)
Totals								$206,429	$(278,441)	$484,870
OTC Interest Rate Swap Contracts
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation) (1)
Pay	12M CLICP	Annually	4.945%	Annually	04/01/26	GSI	CLP	1,788,699,061	$(4,181)	$—	$(4,181)
Pay	1-Day CDI	Maturity	9.785%	Maturity	01/04/27	BNP	BRL	6,246,000	(60,021)	—	(60,021)
Pay	1-Day CDI	Maturity	10.143%	Maturity	01/02/26	GSI	BRL	1,931,920	(11,250)	—	(11,250)
Pay	1-Day CDI	Maturity	10.315%	Maturity	01/04/27	BOA	BRL	87,703	(580)	—	(580)
Pay	1-Day CDI	Maturity	10.669%	Maturity	01/02/25	BNP	BRL	8,538,000	(449)	—	(449)
Pay	1-Day CDI	Maturity	11.395%	Maturity	01/04/27	GSI	BRL	1,639,000	(2,474)	—	(2,474)
Pay	1-Day CDI	Maturity	11.781%	Maturity	01/02/26	CBNA	BRL	5,106,000	(863)	—	(863)
Pay	1-Day CDI	Maturity	11.836%	Maturity	01/02/26	CBNA	BRL	5,263,226	671	—	671
Receive	12M CLICP	Semi-Annually	4.915%	Semi-Annually	04/01/28	JPMC	CLP	964,076,343	6,071	—	6,071
Receive	12M CLICP	Semi-Annually	4.990%	Semi-Annually	04/01/28	GSI	CLP	1,004,382,657	4,929	—	4,929
Receive	12M CPIBR	Annually	8.620%	Annually	11/05/25	JPMC	COP	7,068,327,000	(797)	—	(797)
Receive	12M CPIBR	Annually	9.730%	Annually	05/10/25	MSIP	COP	2,293,115,027	(285)	—	(285)
Receive	12M CPIBR	Annually	9.810%	Annually	05/10/25	JPMC	COP	3,427,845,973	(951)	—	(951)
Receive	1-Day CDI	Maturity	10.970%	Maturity	01/04/27	BBP	BRL	7,207,000	26,315	—	26,315
Receive	1-Day CDI	Maturity	11.573%	Maturity	01/04/27	BNP	BRL	3,183,000	2,858	—	2,858
Totals									$(41,007)	$—	$(41,007)
Centrally Cleared Credit Default Swap Contracts on Credit Indices—Buy Protection (a)
Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
ITRX.EUR.41.V1	(1.000%)	Quarterly	06/20/29	0.611%	EUR	2,890,000	$(54,730)	$1,753	$(56,483)
ITRX.EUR.XOVER.41.V1	(5.000%)	Quarterly	06/20/29	3.205%	EUR	3,760,300	(298,412)	(332,766)	34,354
ITRX.FINSR.41.V1	(1.000%)	Quarterly	06/20/29	0.720%	EUR	9,090,000	(124,334)	5,517	(129,851)
Totals							$(477,476)	$(325,496)	$(151,980)
Centrally Cleared Credit Default Swap Contracts on Credit Indices—Sell Protection (d)
Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.NA.HY.42.V1	5.000%	Quarterly	06/20/29	3.448%	USD	72,744,344	$4,562,889	$3,016,067	$1,546,822
OTC Credit Default Swap Contracts on Corporate and Sovereign Issues—Buy Protection (a)
Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Abbott Laboratories 1.400%, due on 06/30/30	(1.000%)	Quarterly	06/20/29	JPMC	0.431%	USD	1,238,000	$(31,496)	$(27,975)	$(3,521)
American Electric Power Co., Inc. 3.200%, due on 11/13/27	(1.000%)	Quarterly	06/20/29	BOA	0.389%	USD	1,266,659	(34,635)	(34,704)	69
See accompanying notes to financial statements.
BHFTII-51

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2024
OTC Credit Default Swap Contracts on Corporate and Sovereign Issues—Buy Protection (a) — (Continued)
Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
American Electric Power Co., Inc. 3.200%, due on 11/13/27	(1.000%)	Quarterly	06/20/29	BOA	0.389%	USD	1,587,341	$(43,403)	$(43,490)	$87
American Electric Power Co., Inc. 3.200%, due on 11/13/27	(1.000%)	Quarterly	06/20/29	GSI	0.389%	USD	3,000,000	(82,030)	(82,194)	164
American Express Co. 4.050%, due on 05/03/29	(1.000%)	Quarterly	06/20/29	GSI	0.334%	USD	3,000,000	(89,468)	(87,662)	(1,806)
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.250%, due on 03/15/25	(5.000%)	Quarterly	12/20/24	JPMC	0.717%	USD	460,000	(9,364)	3,706	(13,070)
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 4.750%, due on 04/01/28	(5.000%)	Quarterly	06/20/25	JPMC	1.004%	USD	480,000	(18,302)	11,682	(29,984)
Boeing Co. 8.750%, due on 08/15/21	(1.000%)	Quarterly	12/20/24	BNP	0.391%	USD	460,000	(1,332)	(881)	(451)
Boeing Co. 8.750%, due on 08/15/21	(1.000%)	Quarterly	12/20/24	MSIP	0.391%	USD	1,185,000	(3,432)	(1,345)	(2,087)
Boeing Co. 2.600%, due on 10/30/25	(1.000%)	Quarterly	12/20/28	DBAG	1.300%	USD	700,000	8,318	(3,064)	11,382
Boeing Co. 2.600%, due on 10/30/25	(1.000%)	Quarterly	06/20/29	JPMC	1.385%	USD	700,000	11,664	8,357	3,307
Brazil Government International Bonds 4.250%, due on 01/07/25	(1.000%)	Quarterly	12/20/24	BBP	0.425%	USD	524,000	(1,434)	1,271	(2,705)
Brazil Government International Bonds 4.250%, due on 01/07/25	(1.000%)	Quarterly	12/20/24	BBP	0.425%	USD	525,000	(1,437)	1,274	(2,711)
Brazil Government International Bonds 4.250%, due on 01/07/25	(1.000%)	Quarterly	12/20/24	BBP	0.425%	USD	520,000	(1,423)	1,262	(2,685)
Brazil Government International Bonds 4.250%, due on 01/07/25	(1.000%)	Quarterly	12/20/24	BBP	0.425%	USD	526,000	(1,440)	1,252	(2,692)
Brazil Government International Bonds 4.250%, due on 01/07/25	(1.000%)	Quarterly	12/20/24	BBP	0.425%	USD	740,000	(2,026)	1,761	(3,787)
Brazil Government International Bonds 4.250%, due on 01/07/25	(1.000%)	Quarterly	12/20/24	BBP	0.425%	USD	314,000	(860)	747	(1,607)
Brazil Government International Bonds 4.250%, due on 01/07/25	(1.000%)	Quarterly	06/20/29	BOA	1.690%	USD	610,110	18,308	9,706	8,602
Brazil Government International Bonds 3.750%, due on 09/12/31	(1.000%)	Quarterly	06/20/29	BOA	1.690%	USD	292,000	8,762	8,398	364
Brazil Government International Bonds 3.750%, due on 09/12/31	(1.000%)	Quarterly	06/20/29	BBP	1.690%	USD	221,000	6,632	6,263	369
Brazil Government International Bonds 3.750%, due on 09/12/31	(1.000%)	Quarterly	06/20/29	BBP	1.690%	USD	426,000	12,784	12,341	443
Brazil Government International Bonds 3.750%, due on 09/12/31	(1.000%)	Quarterly	06/20/29	BBP	1.690%	USD	213,000	6,392	6,126	266
Brazil Government International Bonds 3.750%, due on 09/12/31	(1.000%)	Quarterly	06/20/29	GSI	1.690%	USD	180,000	5,401	4,648	753
Brazil Government International Bonds 3.750%, due on 09/12/31	(1.000%)	Quarterly	06/20/29	GSI	1.690%	USD	180,000	5,401	4,800	601
Brazil Government International Bonds 3.750%, due on 09/12/31	(1.000%)	Quarterly	06/20/29	GSI	1.690%	USD	460,000	13,804	12,656	1,148
Chile Government International Bonds 3.240%, due on 02/06/28	(1.000%)	Quarterly	06/20/29	CBNA	0.567%	USD	362,259	(7,004)	(7,176)	172
Chile Government International Bonds 3.240%, due on 02/06/28	(1.000%)	Quarterly	06/20/29	CBNA	0.567%	USD	362,259	(7,004)	(7,176)	172
Chile Government International Bonds 3.240%, due on 02/06/28	(1.000%)	Quarterly	06/20/29	CBNA	0.567%	USD	826,482	(15,980)	(16,373)	393
Colombia Government International Bonds 10.375%, due on 01/28/33	(1.000%)	Quarterly	06/20/29	JPMC	1.946%	USD	725,686	29,728	24,207	5,521
Deutsche Bank AG 5.125%, due on 08/31/17	(1.000%)	Quarterly	06/20/28	JPMC	0.899%	EUR	600,000	(2,419)	39,910	(42,329)
Deutsche Bank AG 5.125%, due on 08/31/17	(1.000%)	Quarterly	06/20/28	JPMC	0.899%	EUR	352,000	(1,419)	15,188	(16,607)
See accompanying notes to financial statements.
BHFTII-52

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2024
OTC Credit Default Swap Contracts on Corporate and Sovereign Issues—Buy Protection (a) — (Continued)
Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG 5.125%, due on 08/31/17	(1.000%)	Quarterly	06/20/28	JPMC	0.899%	EUR	117,000	$(472)	$5,048	$(5,520)
Deutsche Bank AG 5.125%, due on 08/31/17	(1.000%)	Quarterly	06/20/28	JPMC	0.899%	EUR	131,000	(528)	5,965	(6,493)
Dominion Energy, Inc. 4.250%, due on 06/01/28	(1.000%)	Quarterly	06/20/29	GSI	0.484%	USD	2,879,000	(66,209)	(55,902)	(10,307)
Republic of South Africa Government International Bonds 5.875%, due on 09/16/25	(1.000%)	Quarterly	06/20/29	CBNA	2.084%	USD	382,949	17,913	22,454	(4,541)
Republic of South Africa Government International Bonds 5.875%, due on 09/16/25	(1.000%)	Quarterly	06/20/29	CBNA	2.084%	USD	393,337	18,399	23,063	(4,664)
Republic of South Africa Government International Bonds 5.875%, due on 09/16/25	(1.000%)	Quarterly	06/20/29	MSIP	2.084%	USD	153,000	7,157	9,505	(2,348)
Republic of South Africa Government International Bonds 5.875%, due on 09/16/25	(1.000%)	Quarterly	06/20/29	MSIP	2.083%	USD	247,000	11,554	15,636	(4,082)
Turkiye Government International Bonds 11.875%, due on 01/15/30	(1.000%)	Quarterly	06/20/29	BOA	2.747%	USD	141,961	10,486	12,462	(1,976)
Turkiye Government International Bonds 11.875%, due on 01/15/30	(1.000%)	Quarterly	06/20/29	GSI	2.747%	USD	354,903	26,215	35,557	(9,342)
Turkiye Government International Bonds 11.875%, due on 01/15/30	(1.000%)	Quarterly	06/20/29	GSI	2.747%	USD	354,903	26,215	35,557	(9,342)
Turkiye Government International Bonds 11.875%, due on 01/15/30	(1.000%)	Quarterly	06/20/29	GSI	2.747%	USD	312,314	23,069	31,290	(8,221)
Turkiye Government International Bonds 11.875%, due on 01/15/30	(1.000%)	Quarterly	06/20/29	GSI	2.747%	USD	548,919	40,545	46,957	(6,412)
UBS Group AG 0.250%, due on 01/29/26	(1.000%)	Quarterly	06/20/28	BNP	0.547%	EUR	134,000	(2,434)	4,815	(7,249)
UBS Group AG 0.250%, due on 01/29/26	(1.000%)	Quarterly	06/20/28	JPMC	0.547%	EUR	37,000	(672)	1,633	(2,305)
UBS Group AG 0.250%, due on 01/29/26	(1.000%)	Quarterly	06/20/28	JPMC	0.547%	EUR	112,000	(2,034)	4,748	(6,782)
UBS Group AG 0.250%, due on 01/29/26	(1.000%)	Quarterly	06/20/28	JPMC	0.547%	EUR	117,000	(2,125)	5,575	(7,700)
UBS Group AG 0.250%, due on 01/29/26	(1.000%)	Quarterly	06/20/28	JPMC	0.547%	EUR	1,000,000	(18,160)	28,438	(46,598)
Totals								$(139,795)	$96,316	$(236,111)
OTC Credit Default Swap Contracts on Credit Indices—Buy Protection (a)
Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CMBX.NA.AAA.6	(0.500%)	Monthly	05/11/63	DBAG	0.500%	USD	2,618	$—	$(1)	$1
CMBX.NA.AAA.9	(0.500%)	Monthly	09/17/58	MSIP	0.590%	USD	1,081,497	1,107	13,127	(12,020)
CMBX.NA.AAA.9	(0.500%)	Monthly	09/17/58	MSIP	0.590%	USD	21,828	22	290	(268)
CMBX.NA.BBB-.9	(3.000%)	Monthly	09/17/58	CBNA	18.539%	USD	500,000	85,000	15,324	69,676
CMBX.NA.BBB-.9	(3.000%)	Monthly	09/17/58	MSIP	18.539%	USD	105,000	17,850	5,270	12,580
Totals								$103,979	$34,010	$69,969
See accompanying notes to financial statements.
BHFTII-53

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2024
OTC Credit Default Swap Contracts on Credit Indices—Sell Protection (d)
Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CMBX.NA.BBB-.10	3.000%	Monthly	11/17/59	JPMC	13.168%	USD	40,000	$(7,613)	$(3,556)	$(4,057)
CMBX.NA.BBB-.9	3.000%	Monthly	09/17/58	DBAG	18.540%	USD	467,000	(79,390)	(57,039)	(22,351)
CMBX.NA.BBB-.9	3.000%	Monthly	09/17/58	MSIP	18.539%	USD	138,000	(23,460)	(165)	(23,295)
Totals								$(110,463)	$(60,760)	$(49,703)
OTC Total Return Swap Contracts
Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation) (1)
Pay	0.000%	Quarterly	05/06/25	GSI	GSC Intraday Delta Replication VX Series 5 Excess Return Strategy	USD	10,550,572	$3,683	$—	$3,683

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	12M SOFR	Quarterly	09/20/24	MSIP	Markit iBoxx USD Liquid Investment Grade Index	USD	1,750,000	$12,451	$5	$12,446

(a)
If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(b)
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(c)
The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.

(d)
If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)	There was no upfront premium paid or (received), therefore Market Value equals Unrealized Appreciation/(Depreciation).
Securities in the amount of $31,767 have been received at the custodian bank as collateral for OTC option contracts and forward foreign currency exchange contracts.
See accompanying notes to financial statements.
BHFTII-54

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2024
Effects of Derivative Instruments on the Financial Statements
The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2024 by category of risk exposure:
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value	Statement of Assets & Liabilities Location	Fair Value
Credit	OTC swap contracts at market value (a)	$425,177	OTC swap contracts at market value (a)	$559,005
	Unrealized appreciation on centrally cleared swap contracts (b) (c)	1,581,176	Unrealized depreciation on centrally cleared swap contracts (b) (c)	186,334
Equity	OTC swap contracts at market value (a)	3,683
			Unrealized depreciation on futures contracts (c) (d)	18,609
			Written options at value (c)	6,879
Foreign Exchange	Investments at market value (e)	788,499
	Unrealized appreciation on forward foreign currency exchange contracts	1,924,333	Unrealized depreciation on forward foreign currency exchange contracts	416,413
			Written options at value	85,463
Interest Rate	Investments at market value (e) (f)	1,969,594
	OTC swap contracts at market value (a)	40,844	OTC swap contracts at market value (a)	81,851
	Unrealized appreciation on centrally cleared swap contracts (b) (c)	595,565	Unrealized depreciation on centrally cleared swap contracts (b) (c)	110,695
	Unrealized appreciation on futures contracts (c) (d)	1,992,802	Unrealized depreciation on futures contracts (c) (d)	348,204
			Written options at value (g)	3,074,232
Total		$9,321,673		$4,887,685

(a)	Excludes OTC swap interest receivable of $26,053 and OTC swap interest payable of $31,264.
(b)
Represents the unrealized appreciation/depreciation of centrally cleared swaps as reported in the Schedule of Investments. Only the variation margin is reported within the Statement of Assets and
Liabilities.

(c)	Financial instrument not subject to a master netting agreement.
(d)
Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day's variation margin is reported within the Statement of Assets and
Liabilities.

(e)	Represents purchased options which are part of investments at value as shown in the Statement of Assets and Liabilities.
(f)	Includes exchange traded purchased options with a value of $26,718 that are not subject to a master netting agreement.
(g)	Includes exchange traded written options with a value of $16,563 that are not subject to a master netting agreement.
The Portfolio is required to disclose the impact of offsetting assets and liabilities represented in the Statement of Assets and Liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities.
The following table presents the Portfolio’s derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) (see Note 4), or similar agreement, and net of the related collateral received by the Portfolio as of June 30, 2024.
Counterparty	Derivative Assets subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Received†	Net Amount*
Bank of America NA	$642,459	$(642,459)	$—	$—
Bank of New York Mellon	1,943	(1,943)	—	—
Barclays Bank PLC	1,550,799	(266,315)	(1,010,000)	274,484
BNP Paribas SA	77,910	(77,910)	—	—
Citibank NA	704,000	(704,000)	—	—
Deutsche Bank AG	234,802	(234,802)	—	—
Goldman Sachs International	848,666	(585,905)	(190,000)	72,761
HSBC Bank PLC	2,229	(2,229)	—	—
JPMorgan Chase Bank NA	147,621	(102,147)	(31,000)	14,474
Morgan Stanley & Co. International PLC	196,746	(68,860)	(60,000)	67,886
NatWest Markets PLC	1,291	(362)	—	929
Nomura International PLC	27,788	(1,189)	—	26,599
Royal Bank of Canada	286	(286)	—	—
Standard Chartered Bank	445,312	(6,568)	—	438,744
State Street Bank and Trust	170,726	(14,448)	(156,278)	—
Toronto Dominion Bank	4,182	(3,046)	—	1,136
UBS AG	68,653	(16,576)	(31,767)	20,310
	$5,125,413	$(2,729,045)	$(1,479,045)	$917,323
See accompanying notes to financial statements.
BHFTII-55

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2024
The following table presents the Portfolio’s derivative liabilities by counterparty net of amounts available for offset under an MNA, or similar agreement, and net of the related collateral pledged by the Portfolio as of June 30, 2024.
Counterparty	Derivative Liabilities subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Pledged†	Net Amount**
Bank of America NA	$841,872	$(642,459)	$(174,581)	$24,832
Bank of New York Mellon	9,881	(1,943)	—	7,938
Barclays Bank PLC	266,315	(266,315)	—	—
BNP Paribas SA	117,014	(77,910)	(39,104)	—
Citibank NA	864,267	(704,000)	(160,267)	—
Deutsche Bank AG	1,241,320	(234,802)	(1,006,518)	—
Goldman Sachs International	585,905	(585,905)	—	—
HSBC Bank PLC	56,775	(2,229)	(54,546)	—
JPMorgan Chase Bank NA	102,147	(102,147)	—	—
Morgan Stanley & Co. International PLC	68,860	(68,860)	—	—
NatWest Markets PLC	362	(362)	—	—
Nomura International PLC	1,189	(1,189)	—	—
Royal Bank of Canada	795	(286)	—	509
Standard Chartered Bank	6,568	(6,568)	—	—
State Street Bank and Trust	14,448	(14,448)	—	—
Toronto Dominion Bank	3,046	(3,046)	—	—
UBS AG	16,576	(16,576)	—	—
Westpac Banking Corp.	3,061	—	—	3,061
	$4,200,401	$(2,729,045)	$(1,435,016)	$36,340

*	Net amount represents the net amount receivable from the counterparty in the event of default.
**	Net amount represents the net amount payable due to the counterparty in the event of default.
†	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
The following tables summarize the effect of derivative instruments on the Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2024:
Statement of Operations Location—Net Realized Gain (Loss)	Interest Rate	Credit	Equity	Foreign Exchange	Total
Purchased options	$(5,567,831)	$(28,676)	$(270,200)	$(364,401)	$(6,231,108)
Forward foreign currency transactions	—	—	—	1,381,392	1,381,392
Futures contracts	(3,977,965)	—	(84,512)	—	(4,062,477)
Swap contracts	(900,958)	(1,334,715)	—	—	(2,235,673)
Written options	3,392,804	—	7,314	150,504	3,550,622
	$(7,053,950)	$(1,363,391)	$(347,398)	$1,167,495	$(7,597,244)

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Interest Rate	Credit	Equity	Foreign Exchange	Total
Purchased options	$(1,823,949)	$—	$—	$77,310	$(1,746,639)
Forward foreign currency transactions	—	—	—	1,963,860	1,963,860
Futures contracts	1,346,336	—	170,787	—	1,517,123
Swap contracts	66,203	1,785,268	3,683	—	1,855,154
Written options	1,730,253	—	—	(22,750)	1,707,503
	$1,318,843	$1,785,268	$174,470	$2,018,420	$5,297,001
See accompanying notes to financial statements.
BHFTII-56

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2024
For the six months ended June 30, 2024, the average notional par or face amount outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par or Face Amount‡
Purchased options	$630,313,015
Forward foreign currency transactions	170,594,804
Futures contracts long	437,438,349
Futures contracts short	(125,935,825)
Swap contracts	1,131,338,002
Written options	(885,635,854)

‡	Averages are based on activity levels during the period for which the amounts are outstanding.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$1,496,088,253	$—	$1,496,088,253
Corporate Bonds & Notes
Aerospace/Defense	—	29,388,459	—	29,388,459
Agriculture	—	17,811,169	—	17,811,169
Airlines	—	2,057,543	—	2,057,543
Apparel	—	20,713	—	20,713
Auto Manufacturers	—	9,901,769	—	9,901,769
Auto Parts & Equipment	—	552,328	—	552,328
Banks	—	160,902,079	—	160,902,079
Biotechnology	—	14,893,082	—	14,893,082
Chemicals	—	1,130,468	—	1,130,468
Commercial Services	—	2,399,249	—	2,399,249
Computers	—	7,439,274	—	7,439,274
Diversified Financial Services	—	622,693	—	622,693
Electric	—	69,180,084	254,188	69,434,272
Electronics	—	496,380	—	496,380
Energy-Alternate Sources	—	615,751	—	615,751
Engineering & Construction	—	566,276	—	566,276
Entertainment	—	4,094,362	—	4,094,362
Environmental Control	—	1,012,091	—	1,012,091
Food	—	444,133	—	444,133
Gas	—	3,164,473	—	3,164,473
Healthcare-Products	—	4,529,469	—	4,529,469
Healthcare-Services	—	28,630,490	—	28,630,490
Home Builders	—	3,295,669	6,424,240	9,719,909
Insurance	—	3,495,414	—	3,495,414
Internet	—	4,644,533	—	4,644,533
Investment Companies	—	1,353,949	—	1,353,949
Iron/Steel	—	844,137	—	844,137
Lodging	—	3,643,707	1,524,085	5,167,792
Machinery-Diversified	—	1,594,593	—	1,594,593
Media	—	9,962,964	—	9,962,964
Mining	—	10,710,695	—	10,710,695
Miscellaneous Manufacturing	—	538,395	—	538,395
Oil & Gas	—	72,396,419	1,187,039	73,583,458
Packaging & Containers	—	2,355,474	—	2,355,474
Pharmaceuticals	—	15,961,589	—	15,961,589
Pipelines	—	85,249,387	—	85,249,387
Real Estate	—	798,601	5,960,121	6,758,722
Real Estate Investment Trusts	—	53,557,352	—	53,557,352
See accompanying notes to financial statements.
BHFTII-57

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2024
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Retail	$—	$4,710,166	$—	$4,710,166
Semiconductors	—	11,767,317	—	11,767,317
Software	—	15,333,427	—	15,333,427
Telecommunications	—	49,377,723	—	49,377,723
Transportation	—	7,422,146	—	7,422,146
Trucking & Leasing	—	160,219	—	160,219
Water	—	113,908	—	113,908
Total Corporate Bonds & Notes	—	719,140,119	15,349,673	734,489,792
Asset-Backed Securities
Asset-Backed - Automobile	—	643,622	—	643,622
Asset-Backed - Credit Card	—	577,694	—	577,694
Asset-Backed - Home Equity	—	25,028,563	—	25,028,563
Asset-Backed - Manufactured Housing	—	9,799,735	—	9,799,735
Asset-Backed - Other	—	226,112,022	4,616,340	230,728,362
Asset-Backed - Student Loan	—	23,105,181	—	23,105,181
Total Asset-Backed Securities	—	285,266,817	4,616,340	289,883,157
Total Mortgage-Backed Securities*	—	252,923,923	—	252,923,923
Total Foreign Government*	—	132,730,758	—	132,730,758
Floating Rate Loans
Agriculture	—	300,713	—	300,713
Apparel	—	110,224	—	110,224
Auto Parts & Equipment	—	235,514	—	235,514
Beverages	—	226,763	—	226,763
Chemicals	—	666,037	—	666,037
Commercial Services	—	1,606,828	803,077	2,409,905
Computers (Less Unfunded Loan Commitments of $2,696,689)	—	—	3,322,469	3,322,469
Cosmetics/Personal Care	—	93,804	101,000	194,804
Engineering & Construction (Less Unfunded Loan Commitments of $252,758)	—	—	1,107,498	1,107,498
Entertainment	—	2,987,036	—	2,987,036
Food	—	746,216	—	746,216
Hand/Machine Tools	—	4,664	—	4,664
Healthcare-Services	—	198,650	—	198,650
Household Products/Wares	—	121,584	—	121,584
Lodging	—	1,831,112	—	1,831,112
Media	—	144,201	—	144,201
Oil & Gas	—	—	358,645	358,645
Pipelines	—	130,434	—	130,434
Retail	—	202,037	—	202,037
Software	—	80,584	—	80,584
Telecommunications	—	618,206	—	618,206
Total Floating Rate Loans (Less Unfunded Loan Commitments of $2,949,447)	—	10,304,607	5,692,689	15,997,296
Total Municipals*	—	18,225,703	—	18,225,703
Common Stocks
Aerospace & Defense	5,929	—	—	5,929
Banks	21,896	—	—	21,896
Construction & Engineering	53,726	—	—	53,726
Electrical Equipment	—	—	0	0
Energy Equipment & Services	448,421	—	—	448,421
Hotel & Resort REITs	505,142	—	—	505,142
Hotels, Restaurants & Leisure	1,265,083	—	—	1,265,083
Household Durables	257,500	—	—	257,500
Machinery	1,859	—	—	1,859
Media	128,207	—	—	128,207
Metals & Mining	1,654,944	—	—	1,654,944
Mortgage Real Estate Investment Trusts	1,368,237	—	—	1,368,237
See accompanying notes to financial statements.
BHFTII-58

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2024
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Oil, Gas & Consumable Fuels	$993,217	$58,038	$—	$1,051,255
Real Estate Management & Development	233,239	—	—	233,239
Residential REITs	719,523	—	—	719,523
Total Common Stocks	7,656,923	58,038	0	7,714,961
Total Preferred Stocks*	—	—	5,526,216	5,526,216
Convertible Bonds
Energy-Alternate Sources	—	40,542	—	40,542
Media	—	315,854	—	315,854
Oil & Gas	—	—	172,873	172,873
Total Convertible Bonds	—	356,396	172,873	529,269
Warrants
Health Care Providers & Services	—	6	—	6
Health Care Technology	—	0	—	0
Hotels, Restaurants & Leisure	—	—	17,578	17,578
IT Services	—	—	282,514	282,514
Machinery	3,247	—	—	3,247
Oil & Gas	—	—	2	2
Software	546	0	—	546
Specialty Retail	1,844	—	—	1,844
Total Warrants	5,637	6	300,094	305,737
Total Escrow Shares*	—	—	0	0
Total Short-Term Investments*	—	76,064,334	—	76,064,334
Securities Lending Reinvestments
Repurchase Agreements	—	5,464,776	—	5,464,776
Mutual Funds	13,000,000	—	—	13,000,000
Total Securities Lending Reinvestments	13,000,000	5,464,776	—	18,464,776
Purchased Options
Foreign Currency Options at Value	—	788,500	—	788,500
Interest Rate Swaptions at Value	—	1,942,876	—	1,942,876
Options on Exchange-Traded Futures Contracts at Value	26,718	—	—	26,718
Total Purchased Options at Value	26,718	2,731,376	—	2,758,094
Total Net Investments	$20,689,278	$2,999,355,106	$31,657,885	$3,051,702,269
Collateral for Securities Loaned (Liability)	$—	$(18,464,776)	$—	$(18,464,776)
TBA Forward Sales Commitments (Liability)	$—	$(8,584,173)	$—	$(8,584,173)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$1,924,333	$—	$1,924,333
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(416,413)	—	(416,413)
Total Forward Contracts	$—	$1,507,920	$—	$1,507,920
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$1,992,802	$—	$—	$1,992,802
Futures Contracts (Unrealized Depreciation)	(366,813)	—	—	(366,813)
Total Futures Contracts	$1,625,989	$—	$—	$1,625,989
Written Options
Exchange-Traded Option Contracts at Value	$(6,879)	$—	$—	$(6,879)
Foreign Currency Options at Value	—	(85,463)	—	(85,463)
Interest Rate Swaptions at Value	—	(3,057,669)	—	(3,057,669)
Options on Exchange-Traded Futures Contracts at Value	(16,563)	—	—	(16,563)
Total Written Options	$(23,442)	$(3,143,132)	$—	$(3,166,574)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$2,176,741	$—	$2,176,741
See accompanying notes to financial statements.
BHFTII-59

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2024
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Centrally Cleared Swap Contracts (Unrealized Depreciation)	$—	$(297,029)	$—	$(297,029)
Total Centrally Cleared Swap Contracts	$—	$1,879,712	$—	$1,879,712
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$469,704	$—	$469,704
OTC Swap Contracts at Value (Liabilities)	—	(640,856)	—	(640,856)
Total OTC Swap Contracts	$—	$(171,152)	$—	$(171,152)

*	See Schedule of Investments for additional detailed categorizations.
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
	Balance as of December 31, 2023	Purchases	Sales	Realized Gain/ (Loss)	Transfers Out	Amortization	Change in Unrealized Appreciation (Depreciation)	Balance as of June 30, 2024	Change in Unrealized Appreciation (Depreciation) from Investment Held at June 30, 2024
Corporate Bonds
Electric	$—	$1,272,969	$—	$—	$—	$16,670	$(1,035,451)	$254,188	$(1,035,451)
Home Builders	4,204,670	3,079,155	(1,284,180)	40,543	—	3053	380,999	6,424,240	275,325
Lodging	1,320,306	206,065	—	—	—	3,802	(6,088)	1,524,085	(6,088)
Oil & Gas	1,117,728	67,772	—	—	—	—	1,539	1,187,039	1,539
Real Estate	5,698,951	161,194	—	—	—	15,665	84,311	5,960,121	84,311
Telecommunications	1,046,137	—	—	—	(1,046,137)	—	—	—	—
Asset-Backed Securities
Asset Backed - Other	4,314,631	250,000	—	—	—	—	51,709	4,616,340	51,709
Floating Rate Loans
Commercial Services	1,180,685	109,485	—	—	—	2,361	(489,454)	803,077	(489,454)
Computers*	2,135,985	1,259,140	(68,502)	353	—	1,039	(5,546)	3,322,469	(5,546)
Cosmetics/Personal Care	217,005	—	(117,370)	—		316	1,049	101,000	1,049
Engineering & Construction*	1,511,016	—	(402,160)	37	—	643	(2,038)	1,107,498	(2,038)
Oil & Gas	347,375	—	—	—	—	194	11,076	358,645	11,076
Preferred Stocks
Home Builders	2,493,315	—	—	—	—	—	16,425	2,509,740	16,425
IT Services	2,210,772	—	—	—	—	—	508,614	2,719,386	508,614
Oil & Gas	—	164,500	—	—	—	—	3,806	168,306	3,806
Software	152,606	—	—	—	—	—	(23,822)	128,784	(23,822)
Convertible Bonds
Automobiles	1,504,797	—	(1,206,625)	(204,736)	—	—	(93,436)	—	—
Oil & Gas	—	164,500	—	—	—	—	8,373	172,873	8,373
Warrants
Automobiles	8,629	—	0	—	—	—	(8,629)	—	—
IT Services	235,707	—	—	—	—	—	46,807	282,514	46,807
Hotels, Restaurants & Leisure	0	—	—	—	—	—	17,578	17,578	17,578
Oil & Gas	—	—	—	—	—	—	2	2	2
Common Stocks
Electrical Equipment	—	25	—	—	—	—	(25)	0	(25)
Escrow Shares
Oil & Gas	0	—	—	—	—	—	—	0	—
Savings & Loan	0	—	—	—	—	—	—	0	—
	$29,700,315	$6,734,805	$(3,078,837)	$(163,803)	$(1,046,137)	$43,743	$(532,201)	$31,657,885	$(535,810)
* Values are net of unfunded loan commitments.
See accompanying notes to financial statements.
BHFTII-60

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2024

	Fair Value at June 30, 2024	Valuation Technique(s)	Unobservable Input	Range		Weighted Average	Relationship Between Fair Value and Input; if input value increases then Fair Value:
Corporate Bonds
Electric	$254,188	Liquidation Analysis	Expected Payout	$16.99	$16.99	$16.99	Increase
Home Builders	6,424,240	Market Yield Analysis	Midpoint Yield Spread	4.88%	6.75%	5.79%	Decrease
			Reference Index Spread	4.24%	4.33%	4.29%	Decrease
Lodging	1,524,085	Market Yield Analysis	Midpoint Yield Spread	14.25%	14.25%	14.25%	Decrease
			Reference Index Spread	4.86%	5.58%	4.90%	Decrease
Oil & Gas	1,187,039	Market Yield Analysis	Midpoint Yield Spread	7.75%	7.75%	7.75%	Decrease
			Reference Index Spread	4.23%	4.23%	4.23%	Decrease
Real Estate	5,960,121	Market Yield Analysis	Midpoint Yield Spread	9.00%	11.63%	9.75%	Decrease
			Reference Index Spread	4.16%	4.30%	4.26%	Decrease
Asset-Backed
Asset-Backed - Other	1,018,065	Discounted Cash Flow	Discount Rate	11.98%	12.31%	12.20%	Decrease
	3,348,275	Market Yield Analysis	Midpoint Yield Spread	3.83%	3.83%	3.83%	Decrease
			Reference Index Spread	4.75%	4.75%	4.75%	Decrease
	250,000	Market Transaction	Transaction Price	$100.00	$100.00	$100.00	Increase
Floating Rate Loans
Commercial Services	803,077	EV Coverage Analysis	EV/EBITDA Multiple	15.00x	15.00x	15.00x	Increase
			Loan/EV Coverage Ratio	0.47x	0.47x	0.47x	Increase
Computers*	3,276,918	Market Yield Analysis	Midpoint Yield Spread	7.63%	8.88%	8.58%	Decrease
	45,551	Market Transaction	Transaction Price	$98.50	$98.50	$98.50	Increase
Cosmetics/Personal Care	101,000	Market Yield Analysis	Midpoint Yield Spread	6.25%	6.25%	6.25%	Decrease
			Reference Index Spread	4.31%	4.31%	4.31%	Decrease
Engineering & Construction*	1,107,498	Market Yield Analysis	Midpoint Yield Spread	6.50%	6.50%	6.50%	Decrease
			Reference Index Spread	4.81%	4.81%	4.81%	Decrease
Oil & Gas	358,645	Broker Quotations	Single-Source Quote	102.47%	102.47%	102.47%	Increase
Common Stock
Electrical Equipment	0	Liquidation Analysis	Expected Payout	$0.00	$0.00	$0.00	Increase
Preferred Stock
Home Builders	2,509,740	Market Yield Analysis	Midpoint Yield Spread	6.71%	6.71%	6.71%	Decrease
			Reference Index Spread	4.65%	4.65%	4.65%	Decrease
IT Services	2,719,386	Comparable Company Analysis	EV/Revenue Multiple	8.50x	8.50x	8.50x	Increase
			Risk Free Rate	4.43%	4.43%	4.43%	Decrease
Oil & Gas	168,306	Option Pricing Method	Volatility Rate	63.00%	63.00%	63.00%	Increase
			Accrued Dividend/Share	$0.63	$0.63	$0.63	Increase
Software	128,784	Option Pricing Method	Volatility Rate	80.00%	80.00%	80.00%	Increase
			Risk Free Rate	4.24%	4.24%	4.24%	Decrease
Convertible Bonds
Oil & Gas Services	172,873	Market Yield Analysis	Midpoint Yield Spread	16.88%	16.88%	16.88%	Decrease
			Reference Index Spread	4.28%	4.28%	4.28%	Decrease
Warrants
IT Services	282,514	Comparable Company Analysis	EV/Revenue Multiple	8.50x	10.25x	10.25x	Increase
Lodging	17,578	Intrinsic Valuation	Underlying Equity Price	$4.05	$4.05	$4.05	Decrease
			Strike Price	$0.01	$0.01	$0.01	Increase
Oil & Gas	2	Option Pricing Method	Volatility Rate	63.00%	63.00%	63.00%	Increase
			Risk Free Rate	4.24%	4.24%	4.24%	Decrease
* Values are net of unfunded loan commitments.
Tax Cost Basis
The cost basis of investments for federal income tax purposes at June 30, 2024 was as follows:
Cost basis of investments	$3,231,613,389
Gross unrealized appreciation	22,180,230
Gross unrealized (depreciation)	(203,154,325)
Net unrealized appreciation (depreciation)	$(180,974,095)
See accompanying notes to financial statements.
BHFTII-61

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Statement of Assets and Liabilities

June 30, 2024
Assets
Investments at value (a) (b) (c)	$3,051,702,269
Cash	1,795,567
Cash denominated in foreign currencies (d)	8,183,982
Cash collateral (e)	10,122,000
OTC swap contracts at market value (f)	469,704
Unrealized appreciation on forward foreign currency exchange contracts	1,924,333
Receivable for:
Investments sold	1,991,793
TBA securities sold (g)	36,860,692
Premiums on written options	10,426
Fund shares sold	176,057
Principal paydowns	10,101
Dividends and interest	24,385,037
Interest on OTC swap contracts	26,053
Variation margin on centrally cleared swap contracts	15,019
Prepaid expenses	21,574
Other assets	128,950
Total Assets	3,137,823,557
Liabilities
Written options at value (h)	3,166,574
TBA Forward sale commitments, at value	8,584,173
OTC swap contracts at market value (i)	640,856
Cash collateral (j)	3,158,100
Unrealized depreciation on forward foreign currency exchange contracts	416,413
Collateral for securities loaned	18,464,776
Payable for:
Investments purchased	9,118,154
TBA securities purchased (g)	279,678,105
Fund shares redeemed	434,714
Variation margin on futures contracts	863,051
Interest on forward sales commitments	28,396
Interest on OTC swap contracts	31,264
Accrued Expenses:
Management fees	787,368
Distribution and service fees	95,671
Deferred trustees’ fees	186,995
Other expenses	628,605
Total Liabilities	326,283,215
Net Assets	$2,811,540,342
Net Assets Consist of:
Paid in surplus	$3,384,670,727
Distributable earnings (Accumulated losses)	(573,130,385)
Net Assets	$2,811,540,342
Net Assets
Class A	$2,318,632,305
Class B	421,540,554
Class E	71,367,483
Capital Shares Outstanding*
Class A	26,285,051
Class B	4,882,526
Class E	817,441
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$88.21
Class B	86.34
Class E	87.31

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $3,228,350,650.
(b)	Investments at value is net of unfunded loan commitments of $2,949,447.
(c)	Includes securities loaned at value of $51,355,663.
(d)	Identified cost of cash denominated in foreign currencies was $8,255,344.
(e)	Includes collateral of $20,000 for OTC option contracts and forward foreign currency exchange contracts, and $10,102,000 for centrally cleared swap contracts.
(f)	Net premium paid on OTC swap contracts was $360,934.
(g)	Included within TBA securities sold is $11,149,088 related to TBA forward sale commitments and included within TBA securities purchased is $2,603,883 related to TBA forward sale commitments.
(h)	Premiums received on written options were $4,133,287.
(i)	Net premium received on OTC swap contracts was $291,363.
(j)	Includes collateral of $1,726,100 for OTC swap contracts, OTC option contracts and forward foreign currency exchange contracts, and $1,432,000 for TBAs.
Statement of Operations

Six Months Ended June 30, 2024
Investment Income
Dividends	$208,587
Interest (a)	68,127,943
Securities lending income	62,021
Total investment income	68,398,551
Expenses
Management fees	4,885,315
Administration fees	64,742
Custodian and accounting fees	435,552
Distribution and service fees—Class B	522,381
Distribution and service fees—Class E	53,325
Audit and tax services	68,991
Legal	22,509
Trustees’ fees and expenses	35,664
Shareholder reporting	48,436
Insurance	12,724
Miscellaneous	21,120
Total expenses	6,170,759
Less management fee waiver	(177,180)
Net expenses	5,993,579
Net Investment Income	62,404,972
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (b)	(26,295,701)
Purchased options	(6,231,108)
Futures contracts	(4,062,477)
Written options	3,550,622
Swap contracts	(2,235,673)
Foreign currency transactions	(215,165)
Forward foreign currency transactions	1,381,392
Net realized gain (loss)	(34,108,110)
Net change in unrealized appreciation (depreciation) on:
Investments (c)	(43,492,329)
Purchased options	(1,746,639)
Futures contracts	1,517,123
Written options	1,707,503
Swap contracts	1,855,154
Foreign currency transactions	(174,876)
Forward foreign currency transactions	1,963,860
Net change in unrealized appreciation (depreciation)	(38,370,204)
Net realized and unrealized gain (loss)	(72,478,314)
Net Increase (Decrease) in Net Assets From Operations	$(10,073,342)

(a)	Net of foreign withholding taxes of $7,606.
(b)	Net of foreign capital gains tax of $5,267.
(c)	Includes change in foreign capital gains tax of $7,325.
See accompanying notes to financial statements.
BHFTII-62

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2024	Year Ended December 31, 2023
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$62,404,972	$109,462,655
Net realized gain (loss)	(34,108,110)	(100,485,808)
Net change in unrealized appreciation (depreciation)	(38,370,204)	146,753,955
Increase (decrease) in net assets from operations	(10,073,342)	155,730,802
From Distributions to Shareholders
Class A	(94,630,886)	(72,850,562)
Class B	(16,624,288)	(11,997,790)
Class E	(2,836,129)	(2,239,363)
Total distributions	(114,091,303)	(87,087,715)
Increase (decrease) in net assets from capital share transactions	124,378,602	(98,659,860)
Total increase (decrease) in net assets	213,957	(30,016,773)
Net Assets
Beginning of period	2,811,326,385	2,841,343,158
End of period	$2,811,540,342	$2,811,326,385

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2024		Year Ended December 31, 2023
	Shares	Value	Shares	Value
Class A
Sales	612,784	$55,801,939	462,273	$42,101,151
Reinvestments	1,070,364	94,630,886	814,883	72,850,562
Redemptions	(480,045)	(43,551,524)	(2,356,487)	(211,363,083)
Net increase (decrease)	1,203,103	$106,881,301	(1,079,331)	$(96,411,370)
Class B
Sales	246,188	$21,914,790	417,169	$36,754,794
Reinvestments	192,099	16,624,288	136,977	11,997,790
Redemptions	(238,056)	(21,147,617)	(529,916)	(46,635,838)
Net increase (decrease)	200,231	$17,391,461	24,230	$2,116,746
Class E
Sales	33,883	$3,043,538	56,223	$5,010,538
Reinvestments	32,409	2,836,129	25,298	2,239,363
Redemptions	(64,142)	(5,773,827)	(129,944)	(11,615,137)
Net increase (decrease)	2,150	$105,840	(48,423)	$(4,365,236)
Increase (decrease) derived from capital shares transactions		$124,378,602		$(98,659,860)
See accompanying notes to financial statements.
BHFTII-63

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2024	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$92.27	$89.99	$108.15	$113.91	$108.84	$102.94
Income (Loss) from Investment Operations
Net investment income (loss) (a)	2.06	3.55	2.45	2.04	2.67	3.39
Net realized and unrealized gain (loss)	(2.37)	1.61	(17.68)	(2.58)	6.54	6.56
Total income (loss) from investment operations	(0.31)	5.16	(15.23)	(0.54)	9.21	9.95
Less Distributions
Distributions from net investment income	(3.75)	(2.88)	(2.81)	(3.05)	(4.14)	(4.05)
Distributions from net realized capital gains	0.00	0.00	(0.12)	(2.17)	0.00	0.00
Total distributions	(3.75)	(2.88)	(2.93)	(5.22)	(4.14)	(4.05)
Net Asset Value, End of Period	$88.21	$92.27	$89.99	$108.15	$113.91	$108.84
Total Return (%) (b)	(0.34) (c)	5.84	(14.15)	(0.43)	8.60	9.83
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.41 (d)	0.40	0.39	0.37	0.39	0.39
Gross ratio of expenses to average net assets excluding interest expense (%)	0.41 (d)	0.40	0.39	0.37	0.39	0.38
Net ratio of expenses to average net assets (%) (e)	0.39 (d)	0.39	0.38	0.37	0.39	0.39
Net ratio of expenses to average net assets excluding interest expense (%) (e)	0.39 (d)	0.39	0.38	0.37	0.39	0.38
Ratio of net investment income (loss) to average net assets (%)	4.56 (d)	3.93	2.55	1.86	2.40	3.18
Portfolio turnover rate (%)	272 (c)(f)	435 (f)	376 (f)	486 (f)	437 (f)	482 (f)
Net assets, end of period (in millions)	$2,318.6	$2,314.2	$2,354.2	$3,024.7	$2,797.7	$2,846.1

	Class B
	Six Months Ended June 30, 2024	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$90.28	$88.08	$105.87	$111.65	$106.74	$101.01
Income (Loss) from Investment Operations
Net investment income (loss) (a)	1.91	3.26	2.16	1.73	2.34	3.06
Net realized and unrealized gain (loss)	(2.32)	1.57	(17.30)	(2.54)	6.42	6.44
Total income (loss) from investment operations	(0.41)	4.83	(15.14)	(0.81)	8.76	9.50
Less Distributions
Distributions from net investment income	(3.53)	(2.63)	(2.53)	(2.80)	(3.85)	(3.77)
Distributions from net realized capital gains	0.00	0.00	(0.12)	(2.17)	0.00	0.00
Total distributions	(3.53)	(2.63)	(2.65)	(4.97)	(3.85)	(3.77)
Net Asset Value, End of Period	$86.34	$90.28	$88.08	$105.87	$111.65	$106.74
Total Return (%) (b)	(0.46) (c)	5.59	(14.36)	(0.69)	8.34	9.55
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.66 (d)	0.65	0.64	0.62	0.64	0.64
Gross ratio of expenses to average net assets excluding interest expense (%)	0.66 (d)	0.65	0.64	0.62	0.64	0.63
Net ratio of expenses to average net assets (%) (e)	0.64 (d)	0.64	0.63	0.62	0.64	0.64
Net ratio of expenses to average net assets excluding interest expense (%) (e)	0.64 (d)	0.64	0.63	0.62	0.64	0.63
Ratio of net investment income (loss) to average net assets (%)	4.31 (d)	3.69	2.30	1.61	2.14	2.93
Portfolio turnover rate (%)	272 (c)(f)	435 (f)	376 (f)	486 (f)	437 (f)	482 (f)
Net assets, end of period (in millions)	$421.5	$422.7	$410.3	$539.9	$516.4	$468.9
Please see  following page for Financial Highlights footnote legend.
See accompanying notes to financial statements.
BHFTII-64

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Financial Highlights
Selected per share data
	Class E
	Six Months Ended June 30, 2024	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$91.28	$89.04	$107.01	$112.78	$107.78	$101.96
Income (Loss) from Investment Operations
Net investment income (loss) (a)	1.97	3.38	2.28	1.86	2.48	3.20
Net realized and unrealized gain (loss)	(2.33)	1.58	(17.48)	(2.57)	6.48	6.49
Total income (loss) from investment operations	(0.36)	4.96	(15.20)	(0.71)	8.96	9.69
Less Distributions
Distributions from net investment income	(3.61)	(2.72)	(2.65)	(2.89)	(3.96)	(3.87)
Distributions from net realized capital gains	0.00	0.00	(0.12)	(2.17)	0.00	0.00
Total distributions	(3.61)	(2.72)	(2.77)	(5.06)	(3.96)	(3.87)
Net Asset Value, End of Period	$87.31	$91.28	$89.04	$107.01	$112.78	$107.78
Total Return (%) (b)	(0.41) (c)	5.68	(14.27)	(0.60)	8.44	9.66
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.56 (d)	0.55	0.54	0.52	0.54	0.54
Gross ratio of expenses to average net assets excluding interest expense (%)	0.56 (d)	0.55	0.54	0.52	0.54	0.53
Net ratio of expenses to average net assets (%) (e)	0.54 (d)	0.54	0.53	0.52	0.54	0.54
Net ratio of expenses to average net assets excluding interest expense (%) (e)	0.54 (d)	0.54	0.53	0.52	0.54	0.53
Ratio of net investment income (loss) to average net assets (%)	4.41 (d)	3.78	2.40	1.71	2.25	3.03
Portfolio turnover rate (%)	272 (c)(f)	435 (f)	376 (f)	486 (f)	437 (f)	482 (f)
Net assets, end of period (in millions)	$71.4	$74.4	$76.9	$100.2	$93.6	$95.5

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements).
(f)
Includes mortgage dollar roll and TBA transactions; excluding these transactions the portfolio turnover rates would have been 114%, 130%, 81%, 92%, 168%, and 178% for the six months ended June 30,
2024, and for the years ended December 31, 2023 through 2019 respectively.

See accompanying notes to financial statements.
BHFTII-65

Brighthouse Funds Trust II
BlackRock Capital Appreciation Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—99.6% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 1.9%
TransDigm Group, Inc.	26,883	$34,345,990
Automobiles — 1.2%
Ferrari NV (a)	50,835	20,759,489
Broadline Retail — 9.8%
Amazon.com, Inc. (b)	913,327	176,500,443
Capital Markets — 3.6%
Blackstone, Inc.	143,996	17,826,705
MSCI, Inc.	43,383	20,899,760
S&P Global, Inc.	60,424	26,949,104
		65,675,569
Chemicals — 0.9%
Sherwin-Williams Co.	57,356	17,116,751
Commercial Services & Supplies — 2.3%
Copart, Inc. (a) (b)	458,213	24,816,816
Waste Connections, Inc.	90,805	15,923,565
		40,740,381
Electrical Equipment — 0.9%
Vertiv Holdings Co.	191,466	16,575,212
Entertainment — 2.6%
Netflix, Inc. (b)	70,766	47,758,558
Financial Services — 4.7%
Mastercard, Inc. - Class A	56,905	25,104,210
Visa, Inc. - Class A (a)	225,859	59,281,211
		84,385,421
Health Care Equipment & Supplies — 5.2%
Align Technology, Inc. (b)	84,148	20,315,852
Boston Scientific Corp. (b)	214,238	16,498,468
IDEXX Laboratories, Inc. (b)	40,331	19,649,263
Intuitive Surgical, Inc. (b)	84,761	37,705,931
		94,169,514
Hotels, Restaurants & Leisure — 0.9%
Chipotle Mexican Grill, Inc. (b)	247,085	15,479,875
Interactive Media & Services — 9.1%
Alphabet, Inc. - Class A	394,654	71,886,226
Meta Platforms, Inc. - Class A	184,084	92,818,835
		164,705,061
IT Services — 0.9%
Shopify, Inc. - Class A (b)	241,514	15,952,000
Life Sciences Tools & Services — 1.8%
Danaher Corp.	65,105	16,266,484
Thermo Fisher Scientific, Inc.	29,332	16,220,596
		32,487,080
Security Description	Shares/ Principal Amount*	Value
Pharmaceuticals — 3.4%
Eli Lilly & Co.	67,190	$60,832,482
Real Estate Management & Development — 1.1%
CoStar Group, Inc. (b)	271,185	20,105,656
Semiconductors & Semiconductor Equipment — 22.5%
ASML Holding NV	58,749	60,084,365
Broadcom, Inc.	46,930	75,347,523
KLA Corp.	33,289	27,447,113
NVIDIA Corp.	1,978,069	244,370,644
		407,249,645
Software — 18.5%
Cadence Design Systems, Inc. (b)	106,385	32,739,984
Intuit, Inc.	103,014	67,701,831
Microsoft Corp.	421,583	188,426,522
Roper Technologies, Inc.	49,108	27,680,215
Synopsys, Inc. (b)	30,774	18,312,376
		334,860,928
Technology Hardware, Storage & Peripherals — 7.4%
Apple, Inc.	635,187	133,783,086
Textiles, Apparel & Luxury Goods — 0.9%
LVMH Moet Hennessy Louis Vuitton SE	21,416	16,446,445
Total Common Stocks (Cost $962,761,770)		1,799,929,586

Preferred Stocks—0.5%
Interactive Media & Services — 0.5%
Bytedance Ltd.- Series E1 † (b) (c) (d) (Cost $5,371,984)	49,026	8,285,884

Short-Term Investments—0.1%
Repurchase Agreement—0.1%
Fixed Income Clearing Corp.
Repurchase Agreement dated 06/28/24 at 4.250%, due on 07/01/24, with a maturity value of $1,718,192; collateralized by U.S. Treasury Note at 4.875%, maturing 04/30/26, with a market value of $1,751,952	1,717,584	1,717,584
Total Short-Term Investments (Cost $1,717,584)		1,717,584
Total Investments—100.2% (Cost $969,851,338)		1,809,933,054
Other assets and liabilities (net)—(0.2)%		(2,892,340)
Net Assets—100.0%		$1,807,040,714

*	Principal amount stated in U.S. dollars unless otherwise noted.
†
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may

See accompanying notes to financial statements.
BHFTII-66

Brighthouse Funds Trust II
BlackRock Capital Appreciation Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
be difficult. As of June 30, 2024, the market value of restricted securities was $8,285,884, which is 0.5% of net assets. See details shown in the Restricted Securities table that follows.
(a)
All or a portion of the security was held on loan. As of June 30, 2024, the market value of securities loaned was $31,870,814 and the collateral received consisted of non-cash collateral with a value of $33,166,667. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and Liabilities.
(b)	Non-income producing security.
(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of June 30, 2024, these securities represent 0.5% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

Restricted Securities	Acquisition Date	Shares	Cost	Value
Bytedance Ltd. - Series E1	12/10/20	49,026	$5,371,984	$8,285,884
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2024 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$196,186,473	$0	$384,360,817
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$34,345,990	$—	$—	$34,345,990
Automobiles	20,759,489	—	—	20,759,489
Broadline Retail	176,500,443	—	—	176,500,443
Capital Markets	65,675,569	—	—	65,675,569
Chemicals	17,116,751	—	—	17,116,751
Commercial Services & Supplies	40,740,381	—	—	40,740,381
Electrical Equipment	16,575,212	—	—	16,575,212
Entertainment	47,758,558	—	—	47,758,558
Financial Services	84,385,421	—	—	84,385,421
Health Care Equipment & Supplies	94,169,514	—	—	94,169,514
Hotels, Restaurants & Leisure	15,479,875	—	—	15,479,875
Interactive Media & Services	164,705,061	—	—	164,705,061
IT Services	15,952,000	—	—	15,952,000
Life Sciences Tools & Services	32,487,080	—	—	32,487,080
Pharmaceuticals	60,832,482	—	—	60,832,482
Real Estate Management & Development	20,105,656	—	—	20,105,656
Semiconductors & Semiconductor Equipment	407,249,645	—	—	407,249,645
Software	334,860,928	—	—	334,860,928
Technology Hardware, Storage & Peripherals	133,783,086	—	—	133,783,086
Textiles, Apparel & Luxury Goods	—	16,446,445	—	16,446,445
Total Common Stocks	1,783,483,141	16,446,445	—	1,799,929,586
Total Preferred Stocks*	—	—	8,285,884	8,285,884
Total Short-Term Investments*	—	1,717,584	—	1,717,584
Total Investments	$1,783,483,141	$18,164,029	$8,285,884	$1,809,933,054

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended June 30, 2024 is not presented.
See accompanying notes to financial statements.
BHFTII-67

Brighthouse Funds Trust II
BlackRock Capital Appreciation Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Tax Cost Basis
The cost basis of investments for federal income tax purposes at June 30, 2024 was as follows:
Cost basis of investments	$971,835,534
Gross unrealized appreciation	847,116,165
Gross unrealized (depreciation)	(9,018,645)
Net unrealized appreciation (depreciation)	$838,097,520
See accompanying notes to financial statements.
BHFTII-68

Brighthouse Funds Trust II
BlackRock Capital Appreciation Portfolio
Statement of Assets and Liabilities

June 30, 2024 (Unaudited)
Assets
Investments at value (a) (b)	$1,809,933,054
Cash	312
Receivable for:
Investments sold	200,634
Fund shares sold	116,052
Dividends and interest	62,639
Prepaid expenses	13,531
Total Assets	1,810,326,222
Liabilities
Payable for:
Fund shares redeemed	2,068,145
Accrued Expenses:
Management fees	785,175
Distribution and service fees	71,127
Deferred trustees’ fees	188,863
Other expenses	172,198
Total Liabilities	3,285,508
Net Assets	$1,807,040,714
Net Assets Consist of:
Paid in surplus	$873,725,960
Distributable earnings (Accumulated losses)	933,314,754
Net Assets	$1,807,040,714
Net Assets
Class A	$1,435,423,949
Class B	319,187,933
Class E	52,428,832
Capital Shares Outstanding*
Class A	34,270,370
Class B	8,555,411
Class E	1,324,950
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$41.89
Class B	37.31
Class E	39.57

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding affiliated investments, was $969,851,338.
(b)	Includes securities loaned at value of $31,870,814.
Statement of Operations

Six Months Ended June 30, 2024 (Unaudited)
Investment Income
Dividends (a)	$3,964,541
Interest	24,256
Securities lending income	28,406
Total investment income	4,017,203
Expenses
Management fees	5,997,790
Administration fees	39,134
Custodian and accounting fees	58,156
Distribution and service fees—Class B	370,388
Distribution and service fees—Class E	36,025
Audit and tax services	24,379
Legal	22,509
Trustees’ fees and expenses	35,664
Shareholder reporting	34,294
Insurance	7,144
Miscellaneous	9,840
Total expenses	6,635,323
Less management fee waiver	(1,405,805)
Net expenses	5,229,518
Net Investment Loss	(1,212,315)
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	96,958,711
Foreign currency transactions	(1,687)
Net realized gain (loss)	96,957,024
Net change in unrealized appreciation (depreciation) on:
Investments	256,884,599
Foreign currency transactions	(2,005)
Net change in unrealized appreciation (depreciation)	256,882,594
Net realized and unrealized gain (loss)	353,839,618
Net Increase (Decrease) in Net Assets From Operations	$352,627,303

(a)	Net of foreign withholding taxes of $80,681.
See accompanying notes to financial statements.
BHFTII-69

Brighthouse Funds Trust II
BlackRock Capital Appreciation Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$(1,212,315)	$1,247,582
Net realized gain (loss)	96,957,024	105,142,983
Net change in unrealized appreciation (depreciation)	256,882,594	500,031,855
Increase (decrease) in net assets from operations	352,627,303	606,422,420
From Distributions to Shareholders
Class A	(83,194,998)	(24,750,989)
Class B	(20,073,538)	(5,413,650)
Class E	(3,116,139)	(781,635)
Total distributions	(106,384,675)	(30,946,274)
Increase (decrease) in net assets from capital share transactions	(81,172,157)	(247,151,205)
Total increase (decrease) in net assets	165,070,471	328,324,941
Net Assets
Beginning of period	1,641,970,243	1,313,645,302
End of period	$1,807,040,714	$1,641,970,243

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023
	Shares	Value	Shares	Value
Class A
Sales	314,585	$12,467,853	704,723	$21,495,617
Reinvestments	1,995,562	83,194,998	777,355	24,750,989
Redemptions	(4,481,171)	(180,519,433)	(8,261,069)	(260,161,256)
Net increase (decrease)	(2,171,024)	$(84,856,582)	(6,778,991)	$(213,914,650)
Class B
Sales	372,305	$13,508,543	567,948	$15,974,499
Reinvestments	540,483	20,073,538	189,222	5,413,650
Redemptions	(877,100)	(31,516,799)	(1,874,754)	(52,470,571)
Net increase (decrease)	35,688	$2,065,282	(1,117,584)	$(31,082,422)
Class E
Sales	91,257	$3,472,635	186,039	$5,487,594
Reinvestments	79,110	3,116,139	25,882	781,635
Redemptions	(130,723)	(4,969,631)	(286,171)	(8,423,362)
Net increase (decrease)	39,644	$1,619,143	(74,250)	$(2,154,133)
Increase (decrease) derived from capital shares transactions		$(81,172,157)		$(247,151,205)
See accompanying notes to financial statements.
BHFTII-70

Brighthouse Funds Trust II
BlackRock Capital Appreciation Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$36.24	$24.69	$56.20	$53.39	$43.16	$38.83
Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.02)	0.04	0.03	(0.09)	(0.07)	(0.00) (b)
Net realized and unrealized gain (loss)	8.19	12.12	(20.40)	10.57	16.02	12.03
Total income (loss) from investment operations	8.17	12.16	(20.37)	10.48	15.95	12.03
Less Distributions
Distributions from net investment income	(0.03)	(0.01)	0.00	0.00	0.00	(0.10)
Distributions from net realized capital gains	(2.49)	(0.60)	(11.14)	(7.67)	(5.72)	(7.60)
Total distributions	(2.52)	(0.61)	(11.14)	(7.67)	(5.72)	(7.70)
Net Asset Value, End of Period	$41.89	$36.24	$24.69	$56.20	$53.39	$43.16
Total Return (%) (c)	22.60 (d)	49.61	(37.61)	21.20	40.66	32.85
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.72 (e)	0.73	0.73	0.71	0.72	0.72
Net ratio of expenses to average net assets (%) (f)	0.56 (e)	0.58	0.63	0.62	0.63	0.63
Ratio of net investment income (loss) to average net assets (%)	(0.09) (e)	0.13	0.08	(0.17)	(0.14)	(0.00) (g)
Portfolio turnover rate (%)	11 (d)	22	65	41	37	43
Net assets, end of period (in millions)	$1,435.4	$1,320.7	$1,067.3	$1,703.3	$1,651.2	$1,526.1

	Class B
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$32.52	$22.25	$52.39	$50.37	$41.11	$37.29
Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.06)	(0.03)	(0.05)	(0.22)	(0.17)	(0.10)
Net realized and unrealized gain (loss)	7.34	10.90	(18.95)	9.91	15.15	11.52
Total income (loss) from investment operations	7.28	10.87	(19.00)	9.69	14.98	11.42
Less Distributions
Distributions from net realized capital gains	(2.49)	(0.60)	(11.14)	(7.67)	(5.72)	(7.60)
Total distributions	(2.49)	(0.60)	(11.14)	(7.67)	(5.72)	(7.60)
Net Asset Value, End of Period	$37.31	$32.52	$22.25	$52.39	$50.37	$41.11
Total Return (%) (c)	22.43 (d)	49.23	(37.75)	20.88	40.31	32.52
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.97 (e)	0.98	0.98	0.96	0.97	0.97
Net ratio of expenses to average net assets (%) (f)	0.81 (e)	0.83	0.88	0.87	0.88	0.88
Ratio of net investment income (loss) to average net assets (%)	(0.34) (e)	(0.12)	(0.17)	(0.42)	(0.39)	(0.25)
Portfolio turnover rate (%)	11 (d)	22	65	41	37	43
Net assets, end of period (in millions)	$319.2	$277.1	$214.5	$336.4	$294.1	$220.5
Please see  following page for Financial Highlights footnote legend.
See accompanying notes to financial statements.
BHFTII-71

Brighthouse Funds Trust II
BlackRock Capital Appreciation Portfolio
Financial Highlights
Selected per share data
	Class E
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$34.35	$23.46	$54.28	$51.88	$42.15	$38.06
Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.05)	(0.01)	(0.02)	(0.17)	(0.13)	(0.06)
Net realized and unrealized gain (loss)	7.76	11.50	(19.66)	10.24	15.58	11.78
Total income (loss) from investment operations	7.71	11.49	(19.68)	10.07	15.45	11.72
Less Distributions
Distributions from net investment income	0.00	0.00	0.00	0.00	0.00	(0.03)
Distributions from net realized capital gains	(2.49)	(0.60)	(11.14)	(7.67)	(5.72)	(7.60)
Total distributions	(2.49)	(0.60)	(11.14)	(7.67)	(5.72)	(7.63)
Net Asset Value, End of Period	$39.57	$34.35	$23.46	$54.28	$51.88	$42.15
Total Return (%) (c)	22.49 (d)	49.33	(37.68)	21.02	40.44	32.66
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.87 (e)	0.88	0.88	0.86	0.87	0.87
Net ratio of expenses to average net assets (%) (f)	0.71 (e)	0.73	0.78	0.77	0.78	0.78
Ratio of net investment income (loss) to average net assets (%)	(0.24) (e)	(0.02)	(0.07)	(0.32)	(0.29)	(0.15)
Portfolio turnover rate (%)	11 (d)	22	65	41	37	43
Net assets, end of period (in millions)	$52.4	$44.2	$31.9	$55.7	$52.8	$42.9

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Net investment income (loss) was less than $0.01.
(c)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(d)	Periods less than one year are not computed on an annualized basis.
(e)	Computed on an annualized basis.
(f)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements).
(g)	Ratio of net investment income (loss) to average net assets was less than 0.01%.
See accompanying notes to financial statements.
BHFTII-72

Brighthouse Funds Trust II
BlackRock Ultra-Short Term Bond Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Short-Term Investments—99.8% of Net Assets

Security Description	Principal Amount*	Value

Certificate of Deposit—17.3%
Bank of America NA
5.220%, 02/06/25	4,597,000	$4,588,515
5.340%, 07/05/24	8,000,000	8,000,080
5.380%, 07/25/24	4,000,000	3,999,996
5.530%, 11/14/24	5,000,000	5,000,300
5.750%, 11/14/24	3,000,000	3,001,066
5.960%, 07/15/24	2,000,000	2,000,507
6.000%, 08/21/24	3,000,000	3,001,321
Bank of Montreal
5.500%, 06/11/25	1,000,000	1,000,698
5.600%, 11/29/24	3,000,000	2,999,978
Bank of Nova Scotia
5.800%, 11/08/24	2,000,000	2,001,106
Barclays Bank PLC
5.400%, 10/01/24	2,000,000	1,999,164
5.730%, SOFR + 0.390%, 10/04/24 (a)	1,750,000	1,751,195
BNP Paribas SA
5.230%, 12/18/24	4,000,000	3,993,844
5.280%, 12/31/24	2,000,000	1,997,077
5.720%, 08/19/24	3,000,000	3,000,743
Canadian Imperial Bank of Commerce
5.170%, 02/07/25	4,000,000	3,992,055
Commonwealth Bank of Australia
5.700%, 11/27/24	2,500,000	2,501,336
Cooperatieve Rabobank UA
5.270%, 02/05/25	2,700,000	2,696,517
Credit Agricole Corporate & Investment Bank SA
5.410%, 07/01/24	2,000,000	1,999,992
Credit Industriel et Commercial
5.500%, 05/12/25	2,000,000	2,000,505
Korea Development Bank
5.580%, SOFR + 0.240%, 10/17/24 (a)	7,500,000	7,501,828
Mitsubishi UFJ Trust & Banking Corp.
5.520%, SOFR + 0.180%, 09/05/24 (a)	2,000,000	2,000,189
5.540%, SOFR + 0.200%, 10/01/24 (a)	4,000,000	4,000,383
Mizuho Bank Ltd.
5.590%, SOFR + 0.250%, 11/06/24 (a)	5,000,000	5,001,384
Natixis SA
5.520%, SOFR + 0.180%, 09/10/24 (a)	4,000,000	4,000,843
Nordea Bank Abp
5.810%, SOFR + 0.470%, 07/24/24 (a)	2,000,000	2,000,548
Sumitomo Mitsui Banking Corp.
5.510%, SOFR + 0.170%, 08/06/24 (a)	7,000,000	7,000,343
5.510%, SOFR + 0.170%, 08/13/24 (a)	4,000,000	4,000,230
5.510%, SOFR + 0.170%, 08/28/24 (a)	3,000,000	3,000,245
5.590%, SOFR + 0.250%, 09/27/24 (a)	3,000,000	3,000,730
Sumitomo Mitsui Trust Bank Ltd.
5.510%, SOFR + 0.170%, 09/05/24 (a)	4,000,000	4,000,352
5.520%, SOFR + 0.180%, 08/01/24 (a)	4,000,000	4,000,359
5.550%, SOFR + 0.210%, 07/22/24 (a)	5,000,000	5,000,415
5.610%, SOFR + 0.270%, 07/08/24 (a)	4,000,000	4,000,192
Svenska Handelsbanken AB
5.610%, SOFR + 0.270%, 02/05/25 (a)	3,000,000	3,000,743
Toronto-Dominion Bank
5.330%, 03/18/25	2,865,000	2,861,727
6.000%, 10/02/24	2,000,000	2,001,589
Security Description	Principal Amount*	Value
Certificate of Deposit—(Continued)
Wells Fargo Bank NA
5.180%, 02/07/25	4,000,000	$3,993,880
5.980%, SOFR + 0.640%, 07/17/24 (a)	2,000,000	2,000,579
Westpac Banking Corp.
5.400%, 06/06/25	3,500,000	3,501,205
5.640%, SOFR + 0.300%, 01/31/25 (a)	1,000,000	1,000,800
		138,394,559
Commercial Paper—54.7%
Accenture Capital, Inc.
5.168%, 07/15/24 (144A) (b)	10,000,000	9,974,906
Alinghi Funding Co. LLC
5.434%, 10/04/24 (144A) (b)	5,300,000	5,222,538
5.455%, 10/04/24 (144A) (b)	2,000,000	1,970,769
5.534%, 11/20/24 (144A) (b)	5,000,000	4,892,274
Aquitaine Funding Co. LLC
4.976%, 07/11/24 (144A) (b)	7,000,000	6,986,380
5.352%, 07/31/24 (144A) (b)	7,500,000	7,462,593
Australia & New Zealand Banking Group Ltd.
5.009%, 01/06/25 (144A) (b)	4,000,000	3,887,215
5.464%, 07/30/24 (b)	3,000,000	2,985,757
5.477%, 12/16/24 (144A) (b)	3,000,000	2,924,475
5.513%, 08/29/24 (b)	3,000,000	2,972,644
Autobahn Funding Co. LLC
4.971%, 07/12/24 (144A) (b)	15,000,000	14,968,779
5.299%, 08/01/24 (144A) (b)	5,000,000	4,974,588
Bank of Montreal
5.235%, 07/26/24 (b)	2,600,000	2,589,225
5.381%, 03/31/25 (144A) (b)	2,100,000	2,016,441
5.551%, 11/07/24 (b)	4,000,000	3,922,677
5.623%, 11/06/24 (b)	2,500,000	2,452,033
Bank of New York Mellon
5.690%, SOFR + 0.350%, 05/09/25 (144A) (a)	2,000,000	2,000,672
Barton Capital SA
Zero Coupon, 07/01/24 (144A) (b)	4,000,000	3,998,222
5.520%, SOFR + 0.180%, 08/02/24 (144A) (a)	4,000,000	4,000,130
Bay Square Funding LLC
2.692%, 07/02/24 (144A) (b)	14,000,000	13,991,700
Bedford Row Funding Corp.
2.713%, 07/02/24 (144A) (b)	8,000,000	7,995,266
BPCE SA
5.419%, 09/09/24 (144A) (b)	5,000,000	4,945,727
5.590%, SOFR + 0.250%, 08/01/24 (144A) (a)	4,000,000	4,000,685
Britannia Funding Co. LLC
5.307%, 08/20/24 (144A) (b)	5,000,000	4,960,120
CDP Financial, Inc.
5.381%, 07/23/24 (b)	4,000,000	3,985,179
Columbia Funding Co. LLC
4.797%, 07/10/24 (144A) (b)	10,000,000	9,982,171
5.544%, 12/09/24 (144A) (b)	4,000,000	3,901,770
Commonwealth Bank of Australia
5.540%, SOFR + 0.200%, 11/07/24 (144A) (a)	1,000,000	1,000,218
5.640%, SOFR + 0.300%, 01/31/25 (144A) (a)	2,000,000	2,000,943
Concord Minutemen Capital Co. LLC
5.504%, 10/17/24 (144A) (b)	4,000,000	3,933,464
See accompanying notes to financial statements.
BHFTII-73

Brighthouse Funds Trust II
BlackRock Ultra-Short Term Bond Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Short-Term Investments—(Continued)
Security Description	Principal Amount*	Value
Commercial Paper—(Continued)
DBS Bank Ltd.
5.371%, 09/19/24 (144A) (b)	4,600,000	$4,543,403
DNB Bank ASA
5.102%, 01/22/25 (144A) (b)	2,000,000	1,939,688
5.382%, 04/01/25 (144A) (b)	3,000,000	2,880,672
5.413%, 12/05/24 (144A) (b)	4,000,000	3,906,507
5.513%, 07/30/24 (144A) (b)	3,000,000	2,985,847
Federation des Caisses Desjardins du Quebec
4.751%, 07/08/24 (144A) (b)	8,000,000	7,988,150
5.259%, 07/29/24 (144A) (b)	13,000,000	12,939,880
HSBC Bank PLC
5.990%, SOFR + 0.650%, 07/25/24 (a)	5,000,000	5,002,057
Hydro-Quebec
4.725%, 07/08/24 (144A) (b)	15,000,000	14,978,037
ING U.S. Funding LLC
Zero Coupon, 07/01/24 (b)	2,000,000	1,999,114
5.468%, 10/02/24 (144A) (b)	5,500,000	5,420,812
5.474%, 09/03/24 (b)	2,000,000	1,979,943
Ionic Funding LLC
2.773%, 07/02/24 (b)	6,500,000	6,496,118
5.353%, 07/26/24 (b)	4,000,000	3,982,945
5.388%, 07/29/24 (b)	3,500,000	3,483,450
5.441%, 08/07/24 (b)	3,000,000	2,981,656
Landesbank Baden-Wuerttemberg
Zero Coupon, 07/01/24 (b)	30,000,000	29,986,656
Liberty Street Funding LLC
4.742%, 07/08/24 (144A) (b)	4,500,000	4,493,318
5.351%, 08/07/24 (144A) (b)	5,000,000	4,970,093
5.530%, 01/06/25 (144A) (b)	3,000,000	2,914,963
Lloyds Bank PLC
5.381%, 08/21/24 (144A) (b)	6,000,000	5,951,650
5.690%, SOFR + 0.350%, 02/14/25 (144A) (a)	3,000,000	3,002,575
Longship Funding LLC
3.617%, 07/03/24 (144A) (b)	3,000,000	2,997,782
Mackinac Funding Co. LLC
Zero Coupon, 07/01/24 (144A) (b)	7,500,000	7,496,666
Macquarie Bank Ltd.
5.282%, 02/07/25 (144A) (b)	3,000,000	2,900,386
5.299%, 07/29/24 (144A) (b)	5,000,000	4,976,748
5.510%, SOFR + 0.170%, 08/16/24 (144A) (a)	4,000,000	4,000,458
5.513%, 01/21/25 (144A) (b)	3,067,000	2,972,505
5.610%, SOFR + 0.270%, 02/18/25 (144A) (a)	2,000,000	2,000,244
5.620%, SOFR + 0.280%, 03/03/25 (144A) (a)	2,000,000	2,000,146
Mainbeach Funding LLC
2.713%, 07/02/24 (144A) (b)	4,000,000	3,997,613
3.617%, 07/03/24 (144A) (b)	3,000,000	2,997,763
Mizuho Bank Ltd.
5.432%, 09/10/24 (144A) (b)	4,000,000	3,955,693
National Australia Bank Ltd.
5.177%, 10/04/24 (144A) (b)	3,000,000	2,955,971
5.530%, SOFR + 0.190%, 10/21/24 (144A) (a)	3,000,000	3,000,397
Overwatch Alpha Funding LLC
Zero Coupon, 07/01/24 (144A) (b)	8,000,000	7,996,444
Overwatch Bravo Funding LLC
Zero Coupon, 07/01/24 (144A) (b)	10,000,000	9,995,440
4.342%, 07/05/24 (144A) (b)	5,000,000	4,994,680
Security Description	Principal Amount*	Value
Commercial Paper—(Continued)
Paradelle Funding LLC
5.528%, 06/06/25 (144A) (b)	4,500,000	$4,276,482
Podium Funding Trust
5.394%, 08/22/24 (b)	8,000,000	7,934,456
Regency Markets No. 1 LLC
4.990%, 07/12/24 (144A) (b)	7,542,000	7,526,302
5.008%, 07/12/24 (144A) (b)	1,589,000	1,585,693
Ridgefield Funding Co. LLC
5.500%, SOFR + 0.160%, 09/03/24 (144A) (a)	5,000,000	4,999,985
Royal Bank of Canada
5.590%, SOFR + 0.250%, 02/18/25 (144A) (a)	3,000,000	3,000,408
5.623%, 11/06/24 (b)	3,000,000	2,941,488
ST Engineering North America, Inc.
5.216%, 07/24/24 (144A) (b)	12,500,000	12,452,079
Starbird Funding Corp.
5.530%, SOFR + 0.190%, 10/07/24 (144A) (a)	3,000,000	3,000,528
Svenska Handelsbanken AB
5.384%, 10/21/24 (144A) (b)	4,000,000	3,932,861
5.477%, 08/01/24 (b)	3,000,000	2,985,029
UBS AG
5.662%, SOFR + 0.300%, 02/05/25 (144A) (a)	2,000,000	2,000,195
United Overseas Bank Ltd.
5.528%, SOFR + 0.180%, 10/24/24 (144A) (a)	7,000,000	6,999,622
Versailles Commercial Paper LLC
Zero Coupon, 07/01/24 (144A) (b)	5,000,000	4,997,773
5.485%, 10/11/24 (144A) (b)	4,000,000	3,937,140
Westpac Banking Corp.
5.540%, 11/07/24 (b)	2,000,000	1,961,303
5.548%, 11/14/24 (144A) (b)	3,000,000	2,938,993
5.573%, 09/12/24 (b)	2,500,000	2,471,986
Westpac Securities NZ Ltd.
5.521%, 05/16/25 (144A) (b)	2,500,000	2,383,721
		437,292,075
Corporate Note—0.2%
PepsiCo, Inc.
5.764%, SOFR + 0.400%, 11/12/24 (a)	1,580,000	1,581,270
Repurchase Agreements—25.2%
BofA Securities, Inc.
Repurchase Agreement dated 06/28/24 at 5.330%, due on 07/01/24, with a maturity value of $106,547,304; collateralized by U.S. Government Agency Obligations with rates ranging from 2.500% -7.114%, with maturity dates ranging from 02/15/33 - 05/20/74, and an aggregate market value of $108,630,001	106,500,000	106,500,000
JPMorgan Securities LLC
Repurchase Agreement dated 06/28/24 at 5.330%, due on 07/01/24, with a maturity value of $80,035,533; collateralized by U.S. Government Agency Obligations with rates ranging from 2.500% - 6.500%, with maturity dates ranging from 04/20/28 - 05/20/64, and an aggregate market value of $81,888,486	80,000,000	80,000,000
See accompanying notes to financial statements.
BHFTII-74

Brighthouse Funds Trust II
BlackRock Ultra-Short Term Bond Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Short-Term Investments—(Continued)
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
TD Securities (USA) LLC
Repurchase Agreement dated 06/28/24 at 5.330%, due on 07/01/24, with a maturity value of $15,006,663; collateralized by U.S. Treasury Note at 5.500%, maturing 04/20/53, with a market value of $15,300,001	15,000,000	$15,000,000
		201,500,000
U.S. Treasury—0.4%
U.S. Treasury Bills
4.994%, 02/20/25 (b)	3,000,000	2,902,987
Time Deposit—2.0%
Royal Bank of Canada
5.320%, 07/01/24	16,000,000	16,000,000
Total Short-Term Investments (Cost $797,864,374)		797,670,891
Total Investments—99.8% (Cost $797,864,374)		797,670,891
Other assets and liabilities (net)—0.2%		1,764,978
Net Assets—100.0%		$799,435,869

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)
Variable or floating rate security. The stated rate represents the rate at June 30, 2024.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(b)	The rate shown represents current yield to maturity.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2024, the market value of 144A securities was
$344,178,359, which is 43.1% of net assets.

Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2024 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$0	$0	$2,270,000
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total Short-Term Investments*	$—	$797,670,891	$—	$797,670,891
Total Investments	$—	$797,670,891	$—	$797,670,891

*	See Schedule of Investments for additional detailed categorizations.
Tax Cost Basis
The cost basis of investments for federal income tax purposes at June 30, 2024 was as follows:
Cost basis of investments	$797,864,376
Gross unrealized appreciation	33,979
Gross unrealized (depreciation)	(227,464)
Net unrealized appreciation (depreciation)	$(193,485)
See accompanying notes to financial statements.
BHFTII-75

Brighthouse Funds Trust II
BlackRock Ultra-Short Term Bond Portfolio
Statement of Assets and Liabilities

June 30, 2024 (Unaudited)
Assets
Investments at value (a)	$596,170,891
Repurchase Agreements at value which equals cost	201,500,000
Cash	42,871
Receivable for:
Fund shares sold	861,541
Interest	1,933,424
Prepaid expenses	6,130
Total Assets	800,514,857
Liabilities
Payable for:
Fund shares redeemed	461,513
Accrued Expenses:
Management fees	212,191
Distribution and service fees	86,534
Deferred trustees’ fees	186,989
Other expenses	131,761
Total Liabilities	1,078,988
Net Assets	$799,435,869
Net Assets Consist of:
Paid in surplus	$780,202,808
Distributable earnings (Accumulated losses)	19,233,061
Net Assets	$799,435,869
Net Assets
Class A	$345,710,925
Class B	379,765,481
Class E	73,959,463
Capital Shares Outstanding*
Class A	3,420,480
Class B	3,765,559
Class E	732,349
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$101.07
Class B	100.85
Class E	100.99

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding repurchase agreement, was $596,364,374.
Statement of Operations

Six Months Ended June 30, 2024 (Unaudited)
Investment Income
Interest	$21,729,868
Total investment income	21,729,868
Expenses
Management fees	1,377,027
Administration fees	22,062
Custodian and accounting fees	43,294
Distribution and service fees—Class B	471,101
Distribution and service fees—Class E	54,829
Audit and tax services	22,077
Legal	22,509
Trustees’ fees and expenses	35,664
Shareholder reporting	24,344
Insurance	4,002
Miscellaneous	9,999
Total expenses	2,086,908
Less management fee waiver	(98,359)
Net expenses	1,988,549
Net Investment Income	19,741,319
Net Realized and Unrealized Gain (Loss)
Net change in unrealized appreciation (depreciation) on investments	(427,088)
Net realized and unrealized gain (loss)	(427,088)
Net Increase (Decrease) in Net Assets From Operations	$19,314,231
See accompanying notes to financial statements.
BHFTII-76

Brighthouse Funds Trust II
BlackRock Ultra-Short Term Bond Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$19,741,319	$44,853,807
Net realized gain (loss)	—	13,558
Net change in unrealized appreciation (depreciation)	(427,088)	400,602
Increase (decrease) in net assets from operations	19,314,231	45,267,967
From Distributions to Shareholders
Class A	(19,861,426)	(7,042,474)
Class B	(20,849,461)	(5,670,280)
Class E	(4,171,572)	(1,148,518)
Total distributions	(44,882,459)	(13,861,272)
Increase (decrease) in net assets from capital share transactions	49,393,146	(226,262,674)
Total increase (decrease) in net assets	23,824,918	(194,855,979)
Net Assets
Beginning of period	775,610,951	970,466,930
End of period	$799,435,869	$775,610,951

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023
	Shares	Value	Shares	Value
Class A
Sales	737,689	$77,802,350	5,591,315	$571,728,225
Reinvestments	196,979	19,861,426	69,275	7,042,474
Redemptions	(535,131)	(56,561,720)	(7,280,326)	(748,500,901)
Net increase (decrease)	399,537	$41,102,056	(1,619,736)	$(169,730,202)
Class B
Sales	498,183	$52,331,009	963,322	$98,330,432
Reinvestments	207,210	20,849,461	55,898	5,670,280
Redemptions	(679,148)	(71,343,679)	(1,454,800)	(148,765,455)
Net increase (decrease)	26,245	$1,836,791	(435,580)	$(44,764,743)
Class E
Sales	107,939	$11,364,657	70,271	$7,208,726
Reinvestments	41,401	4,171,572	11,307	1,148,518
Redemptions	(86,194)	(9,081,930)	(196,308)	(20,124,973)
Net increase (decrease)	63,146	$6,454,299	(114,730)	$(11,767,729)
Increase (decrease) derived from capital shares transactions		$49,393,146		$(226,262,674)
See accompanying notes to financial statements.
BHFTII-77

Brighthouse Funds Trust II
BlackRock Ultra-Short Term Bond Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$104.59	$101.26	$99.82	$100.35	$101.88	$101.58
Income (Loss) from Investment Operations
Net investment income (loss) (a)	2.70	5.03	1.41	(0.20)	0.40	2.12
Net realized and unrealized gain (loss)	(0.06)	0.04	0.03	0.01	0.04	0.02
Total income (loss) from investment operations	2.64	5.07	1.44	(0.19)	0.44	2.14
Less Distributions
Distributions from net investment income	(6.16)	(1.74)	0.00	(0.34)	(1.97)	(1.84)
Distributions from net realized capital gains	0.00	(0.00) (b)	0.00	0.00	0.00	0.00
Total distributions	(6.16)	(1.74)	0.00	(0.34)	(1.97)	(1.84)
Net Asset Value, End of Period	$101.07	$104.59	$101.26	$99.82	$100.35	$101.88
Total Return (%) (c)	2.54 (d)	5.05	1.44	(0.19)	0.43	2.13
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.40 (e)	0.39	0.38	0.38	0.39	0.39
Net ratio of expenses to average net assets (%) (f)	0.37 (e)	0.36	0.36	0.36	0.36	0.37
Ratio of net investment income (loss) to average net assets (%)	5.16 (e)	4.89	1.41	(0.20)	0.40	2.08
Portfolio turnover rate (%)	0 (g)	0 (g)	0 (g)	0 (g)	0 (g)	0 (g)
Net assets, end of period (in millions)	$345.7	$316.0	$469.9	$566.9	$377.4	$320.7

	Class B
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$104.23	$100.91	$99.72	$100.24	$101.77	$101.46
Income (Loss) from Investment Operations
Net investment income (loss) (a)	2.55	4.75	1.23	(0.44)	0.16	1.87
Net realized and unrealized gain (loss)	(0.05)	0.05	(0.04)	(0.01)	0.04	0.02
Total income (loss) from investment operations	2.50	4.80	1.19	(0.45)	0.20	1.89
Less Distributions
Distributions from net investment income	(5.88)	(1.48)	0.00	(0.07)	(1.73)	(1.58)
Distributions from net realized capital gains	0.00	(0.00) (b)	0.00	0.00	0.00	0.00
Total distributions	(5.88)	(1.48)	0.00	(0.07)	(1.73)	(1.58)
Net Asset Value, End of Period	$100.85	$104.23	$100.91	$99.72	$100.24	$101.77
Total Return (%) (c)	2.41 (d)	4.80	1.18	(0.45)	0.19	1.88
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.65 (e)	0.64	0.63	0.63	0.64	0.64
Net ratio of expenses to average net assets (%) (f)	0.62 (e)	0.61	0.61	0.61	0.61	0.62
Ratio of net investment income (loss) to average net assets (%)	4.90 (e)	4.64	1.23	(0.44)	0.16	1.84
Portfolio turnover rate (%)	0 (g)	0 (g)	0 (g)	0 (g)	0 (g)	0 (g)
Net assets, end of period (in millions)	$379.8	$389.8	$421.3	$405.7	$446.3	$391.7
Please see  following page for Financial Highlights footnote legend.
See accompanying notes to financial statements.
BHFTII-78

Brighthouse Funds Trust II
BlackRock Ultra-Short Term Bond Portfolio
Financial Highlights
Selected per share data
	Class E
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$104.43	$101.10	$99.81	$100.33	$101.85	$101.53
Income (Loss) from Investment Operations
Net investment income (loss) (a)	2.61	4.85	1.28	(0.34)	0.31	1.97
Net realized and unrealized gain (loss)	(0.05)	0.05	0.01	0.00	(0.02)	0.02
Total income (loss) from investment operations	2.56	4.90	1.29	(0.34)	0.29	1.99
Less Distributions
Distributions from net investment income	(6.00)	(1.57)	0.00	(0.18)	(1.81)	(1.67)
Distributions from net realized capital gains	0.00	(0.00) (b)	0.00	0.00	0.00	0.00
Total distributions	(6.00)	(1.57)	0.00	(0.18)	(1.81)	(1.67)
Net Asset Value, End of Period	$100.99	$104.43	$101.10	$99.81	$100.33	$101.85
Total Return (%) (c)	2.47 (d)	4.90	1.28	(0.34)	0.29	1.98
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.55 (e)	0.54	0.53	0.53	0.54	0.54
Net ratio of expenses to average net assets (%) (f)	0.52 (e)	0.51	0.51	0.51	0.51	0.52
Ratio of net investment income (loss) to average net assets (%)	5.00 (e)	4.73	1.28	(0.34)	0.30	1.94
Portfolio turnover rate (%)	0 (g)	0 (g)	0 (g)	0 (g)	0 (g)	0 (g)
Net assets, end of period (in millions)	$74.0	$69.9	$79.3	$81.8	$90.2	$96.7

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Distributions from net realized capital gains were less than $0.01 per share.
(c)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(d)	Periods less than one year are not computed on an annualized basis.
(e)	Computed on an annualized basis.
(f)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements).
(g)	There were no long term transactions during the six months ended June 30, 2024 and for each of the years ended December 2023, 2022, 2021, 2020 and 2019.
See accompanying notes to financial statements.
BHFTII-79

Brighthouse Funds Trust II
Brighthouse Asset Allocation 20 Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Mutual Funds—100.1% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies — 100.1%
AB International Bond Portfolio (Class A) (a)	905,111	$7,059,863
Baillie Gifford International Stock Portfolio (Class A) (b)	344,758	3,492,395
BlackRock Bond Income Portfolio (Class A) (b)	499,455	44,056,918
BlackRock Capital Appreciation Portfolio (Class A) (b)	62,945	2,636,776
BlackRock High Yield Portfolio (Class A) (a)	371,760	2,654,363
Brighthouse Small Cap Value Portfolio (Class A) (a)	264,681	3,475,267
Brighthouse/abrdn Emerging Markets Equity Portfolio (Class A) (a)	97,615	884,395
Brighthouse/Artisan International Portfolio (Class A) (a)	237,682	2,621,637
Brighthouse/Artisan Mid Cap Value Portfolio (Class A) (b)	4,475	875,945
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A) (a)	658,534	6,183,638
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A) (a)	2,062,155	17,672,667
Brighthouse/Templeton International Bond Portfolio (Class A) (a) (c)	717,731	5,196,373
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (b)	216,710	6,122,053
Brighthouse/Wellington Large Cap Research Portfolio (Class A) (a)	240,769	3,536,901
CBRE Global Real Estate Portfolio (Class A) (a)	180,680	1,765,241
Harris Oakmark International Portfolio (Class A) (a)	274,631	3,364,232
Invesco Comstock Portfolio (Class A) (a)	572,231	7,072,770
Invesco Global Equity Portfolio (Class A) (a)	35,324	883,447
Jennison Growth Portfolio (Class A) (b)	228,034	3,525,404
JPMorgan Core Bond Portfolio (Class A) (a)	3,112,739	27,329,850
JPMorgan Small Cap Value Portfolio (Class A) (a)	155,542	1,752,961
Loomis Sayles Small Cap Growth Portfolio (Class A) (b) (c)	79,251	886,031
MFS Research International Portfolio (Class A) (a)	285,866	3,481,843
MFS Value Portfolio (Class A) (b)	666,604	8,792,501
Security Description	Shares	Value
Affiliated Investment Companies — (Continued)
Neuberger Berman Genesis Portfolio (Class A) (b)	50,742	$871,750
PIMCO Inflation Protected Bond Portfolio (Class A) (a) (c)	3,029,245	29,141,336
PIMCO Total Return Portfolio (Class A) (a)	4,565,767	44,059,655
T. Rowe Price Large Cap Growth Portfolio (Class A) (b) (c)	111,439	2,643,322
T. Rowe Price Large Cap Value Portfolio (Class A) (a)	199,229	5,277,568
T. Rowe Price Mid Cap Growth Portfolio (Class A) (a)	98,521	878,804
T. Rowe Price Small Cap Growth Portfolio (Class A) (b)	130,203	2,650,927
TCW Core Fixed Income Portfolio (Class A) (a)	3,962,263	33,481,126
VanEck Global Natural Resources Portfolio (Class A) (b)	370,203	4,305,466
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (b)	1,717,233	17,653,157
Western Asset Management U.S. Government Portfolio (Class A) (b)	4,478,543	45,905,066
Total Mutual Funds (Cost $393,297,038)		352,191,648
Total Investments—100.1% (Cost $393,297,038)		352,191,648
Other assets and liabilities (net)—(0.1)%		(297,512)
Net Assets—100.0%		$351,894,136

(a)	A Portfolio of Brighthouse Funds Trust I. (See below for a summary of transactions in affiliated issuers).
(b)	A Portfolio of Brighthouse Funds Trust II. (See below for a summary of transactions in affiliated issuers).
(c)	Non-income producing security.
Transactions in Securities of Affiliated Issuers
The Asset Allocation Portfolio does not invest in the Underlying Portfolios for the purpose of exercising control; however, investments by the Asset Allocation Portfolio within its principal investment strategies may represent a significant portion of the Underlying Portfolios’ net assets. Transactions in the Underlying Portfolios for the six months ended June 30, 2024 were as follows:
Security Description	Market Value December 31, 2023	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of June 30, 2024
AB International Bond Portfolio (Class A)	$7,492,067	$278,470	$(552,378)	$(141,166)	$(17,130)	$7,059,863
Baillie Gifford International Stock Portfolio (Class A)	3,770,798	292,359	(468,930)	(206,446)	104,614	3,492,395
BlackRock Bond Income Portfolio (Class A)	45,805,220	2,640,422	(2,426,039)	(451,943)	(1,510,742)	44,056,918
BlackRock Capital Appreciation Portfolio (Class A)	2,802,066	265,141	(841,772)	(142,678)	554,019	2,636,776
BlackRock High Yield Portfolio (Class A)	2,814,442	170,683	(251,107)	(9,203)	(70,452)	2,654,363
Brighthouse Small Cap Value Portfolio (Class A)	3,708,104	412,300	(431,400)	90,643	(304,380)	3,475,267
Brighthouse/abrdn Emerging Markets Equity Portfolio (Class A)	944,090	21,106	(104,259)	3,856	19,602	884,395
Brighthouse/Artisan International Portfolio (Class A)	2,812,265	66,531	(450,986)	52,748	141,079	2,621,637
Brighthouse/Artisan Mid Cap Value Portfolio (Class A)	935,487	113,938	(88,709)	33,449	(118,220)	875,945
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A)	6,492,281	575,117	(572,186)	(263)	(311,311)	6,183,638
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A)	18,552,650	843,923	(1,290,602)	(171,868)	(261,436)	17,672,667
Brighthouse/Templeton International Bond Portfolio (Class A)	5,648,249	77,193	(94,265)	(29,821)	(404,983)	5,196,373
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) .	6,577,074	349,310	(765,778)	(38,351)	(202)	6,122,053
Brighthouse/Wellington Large Cap Research Portfolio (Class A)	3,749,893	320,514	(774,002)	155,631	84,865	3,536,901
CBRE Global Real Estate Portfolio (Class A)	1,876,468	126,336	(105,958)	26,315	(157,920)	1,765,241
Harris Oakmark International Portfolio (Class A)	3,747,189	132,541	(280,117)	86,654	(322,035)	3,364,232
Invesco Comstock Portfolio (Class A)	7,492,989	851,395	(1,123,332)	287,230	(435,512)	7,072,770
Invesco Global Equity Portfolio (Class A)	936,749	95,508	(195,004)	32,891	13,303	883,447
Jennison Growth Portfolio (Class A)	2,800,375	2,131,016	(1,669,371)	187,911	75,473	3,525,404
See accompanying notes to financial statements.
BHFTII-80

Brighthouse Funds Trust II
Brighthouse Asset Allocation 20 Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Security Description	Market Value December 31, 2023	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of June 30, 2024
JPMorgan Core Bond Portfolio (Class A)	$28,969,139	$1,040,381	$(1,787,501)	$(256,395)	$(635,774)	$27,329,850
JPMorgan Small Cap Value Portfolio (Class A)	1,850,266	90,508	(189,630)	(127,061)	128,878	1,752,961
Loomis Sayles Small Cap Growth Portfolio (Class A)	926,063	43,844	(132,550)	(54,446)	103,120	886,031
MFS Research International Portfolio (Class A)	3,754,782	163,959	(469,491)	25,129	7,464	3,481,843
MFS Value Portfolio (Class A)	8,450,934	2,295,259	(1,519,852)	32,810	(466,650)	8,792,501
Neuberger Berman Genesis Portfolio (Class A) .	1,850,531	514,043	(1,466,294)	(30,973)	4,443	871,750
PIMCO Inflation Protected Bond Portfolio (Class A)	31,640,735	115,276	(2,975,727)	(249,358)	610,410	29,141,336
PIMCO Total Return Portfolio (Class A)	46,749,711	1,477,444	(2,944,173)	(584,377)	(638,950)	44,059,655
T. Rowe Price Large Cap Growth Portfolio (Class A)	2,805,343	244,079	(791,024)	(160,481)	545,405	2,643,322
T. Rowe Price Large Cap Value Portfolio (Class A)	5,628,986	390,559	(796,611)	216,968	(162,334)	5,277,568
T. Rowe Price Mid Cap Growth Portfolio (Class A)	934,106	114,216	(120,332)	16,116	(65,302)	878,804
T. Rowe Price Small Cap Growth Portfolio (Class A)	3,705,922	468,689	(1,649,842)	(309,769)	435,927	2,650,927
TCW Core Fixed Income Portfolio (Class A)	35,537,702	1,560,212	(1,834,395)	(240,984)	(1,541,409)	33,481,126
VanEck Global Natural Resources Portfolio (Class A)	4,626,560	494,159	(752,785)	81,358	(143,826)	4,305,466
Western Asset Management Strategic Bond Opportunities Portfolio (Class A)	18,745,651	1,374,207	(1,359,269)	(362,135)	(745,297)	17,653,157
Western Asset Management U.S. Government Portfolio (Class A)	48,630,458	1,558,680	(2,991,841)	(509,055)	(783,176)	45,905,066
	$373,765,345	$21,709,318	$(34,267,512)	$(2,747,064)	$(6,268,439)	$352,191,648

Security Description	Capital Gain Distributions from Affiliated Investments	Income earned from affiliates during the period	Number of shares held at June 30, 2024
AB International Bond Portfolio (Class A)	$—	$250,112	905,111
Baillie Gifford International Stock Portfolio (Class A)	219,371	29,185	344,758
BlackRock Bond Income Portfolio (Class A)	—	1,812,228	499,455
BlackRock Capital Appreciation Portfolio (Class A)	153,621	2,033	62,945
BlackRock High Yield Portfolio (Class A)	—	164,088	371,760
Brighthouse Small Cap Value Portfolio (Class A)	240,288	52,858	264,681
Brighthouse/abrdn Emerging Markets Equity Portfolio (Class A)	—	15,028	97,615
Brighthouse/Artisan International Portfolio (Class A)	—	29,854	237,682
Brighthouse/Artisan Mid Cap Value Portfolio (Class A)	78,345	10,934	4,475
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A)	—	539,053	658,534
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A)	—	735,703	2,062,155
Brighthouse/Templeton International Bond Portfolio (Class A)	—	—	717,731
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) .	215,467	90,003	216,710
Brighthouse/Wellington Large Cap Research Portfolio (Class A)	236,084	21,379	240,769
CBRE Global Real Estate Portfolio (Class A)	—	66,491	180,680
Harris Oakmark International Portfolio (Class A)	—	80,909	274,631
Invesco Comstock Portfolio (Class A)	615,263	129,529	572,231
Invesco Global Equity Portfolio (Class A)	75,080	2,387	35,324
Jennison Growth Portfolio (Class A)	394,524	—	228,034
JPMorgan Core Bond Portfolio (Class A)	—	944,330	3,112,739
JPMorgan Small Cap Value Portfolio (Class A)	—	31,310	155,542
Loomis Sayles Small Cap Growth Portfolio (Class A)	8,036	—	79,251
MFS Research International Portfolio (Class A)	87,010	64,847	285,866
MFS Value Portfolio (Class A)	813,792	163,946	666,604
Neuberger Berman Genesis Portfolio (Class A) .	83,884	1,283	50,742
PIMCO Inflation Protected Bond Portfolio (Class A)	—	—	3,029,245
PIMCO Total Return Portfolio (Class A)	—	1,357,955	4,565,767
T. Rowe Price Large Cap Growth Portfolio (Class A)	146,290	—	111,439
T. Rowe Price Large Cap Value Portfolio (Class A)	237,706	119,039	199,229
T. Rowe Price Mid Cap Growth Portfolio (Class A)	81,723	1,606	98,521
T. Rowe Price Small Cap Growth Portfolio (Class A)	134,156	1,361	130,203
TCW Core Fixed Income Portfolio (Class A)	—	1,405,840	3,962,263
VanEck Global Natural Resources Portfolio (Class A)	159,797	113,449	370,203
Western Asset Management Strategic Bond Opportunities Portfolio (Class A)	—	1,322,777	1,717,233
See accompanying notes to financial statements.
BHFTII-81

Brighthouse Funds Trust II
Brighthouse Asset Allocation 20 Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Security Description	Capital Gain Distributions from Affiliated Investments	Income earned from affiliates during the period	Number of shares held at June 30, 2024
Western Asset Management U.S. Government Portfolio (Class A)	$—	$1,401,941	4,478,543
	$3,980,437	$10,961,458
Investment Transactions
Aggregate cost of purchases and proceeds of sales of shares of the Underlying Portfolios by the Asset Allocation Portfolio, for the six months ended June 30, 2024 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$21,709,318	$0	$34,267,512
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$352,191,648	$—	$—	$352,191,648
Total Investments	$352,191,648	$—	$—	$352,191,648
Tax Cost Basis
The cost basis of investments for federal income tax purposes at June 30, 2024 was as follows:
Cost basis of investments	$405,456,700
Gross unrealized appreciation	2,974,031
Gross unrealized (depreciation)	(56,239,083)
Net unrealized appreciation (depreciation)	$(53,265,052)
See accompanying notes to financial statements.
BHFTII-82

Brighthouse Funds Trust II
Brighthouse Asset Allocation 20 Portfolio
Statement of Assets and Liabilities

June 30, 2024 (Unaudited)
Assets
Affiliated investments at value (a)	$352,191,648
Receivable for:
Affiliated investments sold	213,242
Fund shares sold	5,571
Due from investment adviser	32,497
Total Assets	352,442,958
Liabilities
Payable for:
Fund shares redeemed	218,814
Accrued Expenses:
Management fees	29,037
Distribution and service fees	68,174
Deferred trustees’ fees	187,234
Other expenses	45,563
Total Liabilities	548,822
Net Assets	$351,894,136
Net Assets Consist of:
Paid in surplus	$397,215,301
Distributable earnings (Accumulated losses)	(45,321,165)
Net Assets	$351,894,136
Net Assets
Class A	$21,540,835
Class B	330,353,301
Capital Shares Outstanding*
Class A	2,293,258
Class B	35,446,620
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$9.39
Class B	9.32

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of affiliated investments was $393,297,038.
Statement of Operations

Six Months Ended June 30, 2024 (Unaudited)
Investment Income
Dividends from affiliated investments	$10,961,458
Total investment income	10,961,458
Expenses
Management fees	178,598
Administration fees	15,042
Custodian and accounting fees	13,650
Distribution and service fees—Class B	419,512
Audit and tax services	17,443
Legal	22,509
Trustees’ fees and expenses	35,665
Miscellaneous	4,037
Total expenses	706,456
Less expenses reimbursed by the Adviser	(108,346)
Net expenses	598,110
Net Investment Income	10,363,348
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Affiliated investments	(2,747,064)
Capital gain distributions from affiliated investments	3,980,437
Net realized gain (loss)	1,233,373
Net change in unrealized appreciation (depreciation) on affiliated investments	(6,268,439)
Net realized and unrealized gain (loss)	(5,035,066)
Net Increase (Decrease) in Net Assets From Operations	$5,328,282
See accompanying notes to financial statements.
BHFTII-83

Brighthouse Funds Trust II
Brighthouse Asset Allocation 20 Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$10,363,348	$9,989,279
Net realized gain (loss)	1,233,373	(5,290,255)
Net change in unrealized appreciation (depreciation)	(6,268,439)	23,620,274
Increase (decrease) in net assets from operations	5,328,282	28,319,298
From Distributions to Shareholders
Class A	(656,211)	(1,314,562)
Class B	(9,312,832)	(21,134,058)
Total distributions	(9,969,043)	(22,448,620)
Increase (decrease) in net assets from capital share transactions	(16,945,819)	(31,973,191)
Total increase (decrease) in net assets	(21,586,580)	(26,102,513)
Net Assets
Beginning of period	373,480,716	399,583,229
End of period	$351,894,136	$373,480,716

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023
	Shares	Value	Shares	Value
Class A
Sales	74,038	$705,709	372,477	$3,487,210
Reinvestments	69,810	656,211	144,141	1,314,562
Redemptions	(190,340)	(1,813,000)	(589,151)	(5,504,463)
Net increase (decrease)	(46,492)	$(451,080)	(72,533)	$(702,691)
Class B
Sales	1,272,905	$12,005,804	2,871,278	$26,875,162
Reinvestments	998,160	9,312,832	2,335,255	21,134,058
Redemptions	(4,005,754)	(37,813,375)	(8,613,342)	(79,279,720)
Net increase (decrease)	(1,734,689)	$(16,494,739)	(3,406,809)	$(31,270,500)
Increase (decrease) derived from capital shares transactions		$(16,945,819)		$(31,973,191)
See accompanying notes to financial statements.
BHFTII-84

Brighthouse Funds Trust II
Brighthouse Asset Allocation 20 Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$9.53	$9.37	$11.48	$11.55	$11.11	$10.35
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.29	0.26	0.30	0.22	0.35	0.33
Net realized and unrealized gain (loss)	(0.14)	0.47	(1.74)	0.24	0.68	0.91
Total income (loss) from investment operations	0.15	0.73	(1.44)	0.46	1.03	1.24
Less Distributions
Distributions from net investment income	(0.29)	(0.36)	(0.35)	(0.38)	(0.34)	(0.27)
Distributions from net realized capital gains	0.00	(0.21)	(0.32)	(0.15)	(0.25)	(0.21)
Total distributions	(0.29)	(0.57)	(0.67)	(0.53)	(0.59)	(0.48)
Net Asset Value, End of Period	$9.39	$9.53	$9.37	$11.48	$11.55	$11.11
Total Return (%) (b)	1.61 (c)	8.08	(12.54)	4.01	9.70	12.14
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%) (d)	0.16 (e)	0.15	0.13	0.13	0.13	0.13
Net ratio of expenses to average net assets (%) (d) (f)	0.10 (e)	0.10	0.10	0.10	0.10	0.10
Ratio of net investment income (loss) to average net assets (%) (g)	2.98 (h)	2.76	2.95	1.90	3.17	3.05
Portfolio turnover rate (%)	6 (c)	9	9	8	14	13
Net assets, end of period (in millions)	$21.5	$22.3	$22.6	$28.9	$31.3	$34.0

	Class B
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$9.45	$9.29	$11.37	$11.45	$11.01	$10.27
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.27	0.24	0.27	0.19	0.32	0.30
Net realized and unrealized gain (loss)	(0.13)	0.46	(1.71)	0.23	0.69	0.89
Total income (loss) from investment operations	0.14	0.70	(1.44)	0.42	1.01	1.19
Less Distributions
Distributions from net investment income	(0.27)	(0.33)	(0.32)	(0.35)	(0.32)	(0.24)
Distributions from net realized capital gains	0.00	(0.21)	(0.32)	(0.15)	(0.25)	(0.21)
Total distributions	(0.27)	(0.54)	(0.64)	(0.50)	(0.57)	(0.45)
Net Asset Value, End of Period	$9.32	$9.45	$9.29	$11.37	$11.45	$11.01
Total Return (%) (b)	1.46 (c)	7.83	(12.69)	3.69	9.52	11.74
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%) (d)	0.41 (e)	0.40	0.38	0.38	0.38	0.38
Net ratio of expenses to average net assets (%) (d) (f)	0.35 (e)	0.35	0.35	0.35	0.35	0.35
Ratio of net investment income (loss) to average net assets (%) (g)	2.70 (h)	2.55	2.69	1.62	2.96	2.82
Portfolio turnover rate (%)	6 (c)	9	9	8	14	13
Net assets, end of period (in millions)	$330.4	$351.2	$377.0	$511.1	$568.2	$525.9

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	The ratio of operating expenses to average net assets does not include expenses of the Underlying Portfolios in which the Asset Allocation Portfolio invests.
(e)	Computed on an annualized basis.
(f)	Includes the effects of expenses reimbursed by the Adviser (see Note 5 of the Notes to Financial Statements).
(g)	Recognition of net investment income by the Asset Allocation Portfolio is affected by the timing of the declaration of dividends by the Underlying Portfolios in which it invests.
(h)	The income earned by the Asset Allocation Portfolio through the investments in Underlying Portfolios is not annualized.
See accompanying notes to financial statements.
BHFTII-85

Brighthouse Funds Trust II
Brighthouse Asset Allocation 40 Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies — 100.0%
AB International Bond Portfolio (Class A) (a)	14,583,514	$113,751,409
Allspring Mid Cap Value Portfolio (Class A) (a)	785,632	8,689,090
Baillie Gifford International Stock Portfolio (Class A) (b)	8,530,820	86,417,209
BlackRock Bond Income Portfolio (Class A) (b)	3,846,590	339,307,728
BlackRock Capital Appreciation Portfolio (Class A) (b)	1,456,209	61,000,598
BlackRock High Yield Portfolio (Class A) (a)	3,682,868	26,295,675
Brighthouse Small Cap Value Portfolio (Class A) (a)	3,256,276	42,754,900
Brighthouse/abrdn Emerging Markets Equity Portfolio (Class A) (a)	2,898,238	26,258,037
Brighthouse/Artisan International Portfolio (Class A) (a)	5,485,694	60,507,205
Brighthouse/Artisan Mid Cap Value Portfolio (Class A) (b)	44,010	8,613,701
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A) (a)	6,533,039	61,345,240
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A) (a)	12,273,001	105,179,621
Brighthouse/Templeton International Bond Portfolio (Class A) (a) (c)	11,672,385	84,508,069
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (b)	3,982,802	112,514,159
Brighthouse/Wellington Large Cap Research Portfolio (Class A) (a)	5,361,305	78,757,564
CBRE Global Real Estate Portfolio (Class A) (a)	2,676,123	26,145,726
Harris Oakmark International Portfolio (Class A) (a)	7,437,454	91,108,809
Invesco Comstock Portfolio (Class A) (a)	9,211,033	113,848,366
Invesco Global Equity Portfolio (Class A) (a)	1,397,195	34,943,837
Invesco Small Cap Growth Portfolio (Class A) (a) (c)	1,976,297	17,529,755
Jennison Growth Portfolio (Class A) (b)	2,819,303	43,586,426
JPMorgan Core Bond Portfolio (Class A) (a)	14,919,778	130,995,653
JPMorgan Small Cap Value Portfolio (Class A) (a)	2,297,824	25,896,474
Loomis Sayles Growth Portfolio (Class A) (a)	2,080,600	34,870,859
Loomis Sayles Small Cap Growth Portfolio (Class A) (b) (c)	782,236	8,745,394
Security Description	Shares	Value
Affiliated Investment Companies — (Continued)
MFS Research International Portfolio (Class A) (a)	4,958,743	$60,397,490
MFS Value Portfolio (Class A) (b)	9,897,040	130,541,953
Neuberger Berman Genesis Portfolio (Class A) (b)	1,006,473	17,291,210
PIMCO Inflation Protected Bond Portfolio (Class A) (a) (c)	19,108,293	183,821,778
PIMCO Total Return Portfolio (Class A) (a)	34,373,047	331,699,903
SSGA Emerging Markets Enhanced Index Portfolio (Class A) (a)	2,490,554	26,225,529
T. Rowe Price Large Cap Growth Portfolio (Class A) (b) (c)	2,203,356	52,263,597
T. Rowe Price Large Cap Value Portfolio (Class A) (a)	4,602,116	121,910,057
T. Rowe Price Mid Cap Growth Portfolio (Class A) (a)	1,936,550	17,274,029
T. Rowe Price Small Cap Growth Portfolio (Class A) (b)	2,152,663	43,828,209
TCW Core Fixed Income Portfolio (Class A) (a)	29,935,690	252,956,582
VanEck Global Natural Resources Portfolio (Class A) (b)	5,805,309	67,515,744
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (b)	13,617,297	139,985,811
Western Asset Management U.S. Government Portfolio (Class A) (b)	27,888,086	285,852,885
Total Mutual Funds (Cost $3,790,136,622)		3,475,136,281
Total Investments—100.0% (Cost $3,790,136,622)		3,475,136,281
Other assets and liabilities (net)—0.0%		(1,184,886)
Net Assets—100.0%		$3,473,951,395

(a)	A Portfolio of Brighthouse Funds Trust I. (See below for a summary of transactions in affiliated issuers).
(b)	A Portfolio of Brighthouse Funds Trust II. (See below for a summary of transactions in affiliated issuers).
(c)	Non-income producing security.
Transactions in Securities of Affiliated Issuers
The Asset Allocation Portfolio does not invest in the Underlying Portfolios for the purpose of exercising control; however, investments by the Asset Allocation Portfolio within its principal investment strategies may represent a significant portion of the Underlying Portfolios’ net assets. Transactions in the Underlying Portfolios for the six months ended June 30, 2024 were as follows:
Security Description	Market Value December 31, 2023	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of June 30, 2024
AB International Bond Portfolio (Class A)	$127,861,243	$4,034,892	$(15,617,705)	$(3,947,219)	$1,420,198	$113,751,409
Allspring Mid Cap Value Portfolio (Class A)	9,163,750	663,774	(1,063,356)	45,586	(120,664)	8,689,090
Baillie Gifford International Stock Portfolio (Class A)	91,859,984	6,151,592	(9,061,261)	(2,170,593)	(362,513)	86,417,209
BlackRock Bond Income Portfolio (Class A)	346,667,373	14,167,738	(6,447,000)	(1,328,059)	(13,752,324)	339,307,728
BlackRock Capital Appreciation Portfolio (Class A)	64,016,115	3,596,147	(15,951,489)	26,921	9,312,904	61,000,598
BlackRock High Yield Portfolio (Class A)	27,449,885	1,630,143	(1,995,550)	(212,941)	(575,862)	26,295,675
Brighthouse Small Cap Value Portfolio (Class A)	45,339,627	3,612,032	(3,538,684)	802,205	(3,460,280)	42,754,900
Brighthouse/abrdn Emerging Markets Equity Portfolio (Class A)	27,314,604	446,473	(2,219,782)	348,904	367,838	26,258,037
Brighthouse/Artisan International Portfolio (Class A)	64,269,012	690,481	(8,928,388)	(535,145)	5,011,245	60,507,205
Brighthouse/Artisan Mid Cap Value Portfolio (Class A)	9,153,818	880,686	(580,487)	(69,514)	(770,802)	8,613,701
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A)	61,414,917	5,364,140	(2,314,346)	(94,772)	(3,024,699)	61,345,240
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A)	105,629,356	4,414,123	(2,271,656)	(285,019)	(2,307,183)	105,179,621
Brighthouse/Templeton International Bond Portfolio (Class A)	91,859,914	93,557	(321,998)	(152,072)	(6,971,332)	84,508,069
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) .	118,592,693	5,625,658	(10,951,417)	(243,684)	(509,091)	112,514,159
Brighthouse/Wellington Large Cap Research Portfolio (Class A)	82,595,851	5,734,041	(14,869,630)	(22,568)	5,319,870	78,757,564
CBRE Global Real Estate Portfolio (Class A)	27,360,570	1,000,094	(229,705)	(21,713)	(1,963,520)	26,145,726
Harris Oakmark International Portfolio (Class A)	100,927,658	2,199,296	(5,641,359)	505,041	(6,881,827)	91,108,809
See accompanying notes to financial statements.
BHFTII-86

Brighthouse Funds Trust II
Brighthouse Asset Allocation 40 Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Security Description	Market Value December 31, 2023	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of June 30, 2024
Invesco Comstock Portfolio (Class A)	$119,083,366	$11,970,840	$(14,830,269)	$810,614	$(3,186,185)	$113,848,366
Invesco Global Equity Portfolio (Class A)	36,693,637	3,069,268	(6,612,668)	1,214,622	578,978	34,943,837
Invesco Small Cap Growth Portfolio (Class A)	18,196,356	1,384	(2,111,513)	(1,371,112)	2,814,640	17,529,755
Jennison Growth Portfolio (Class A)	45,662,043	4,886,255	(10,776,260)	(116,396)	3,930,784	43,586,426
JPMorgan Core Bond Portfolio (Class A)	136,710,302	4,537,189	(5,985,716)	(812,921)	(3,453,201)	130,995,653
JPMorgan Small Cap Value Portfolio (Class A)	27,169,558	466,563	(1,746,726)	(268,592)	275,671	25,896,474
Loomis Sayles Growth Portfolio (Class A)	36,580,024	2,746,529	(7,429,672)	2,190,435	783,543	34,870,859
Loomis Sayles Small Cap Growth Portfolio (Class A)	9,058,275	79,836	(867,283)	(121,530)	596,096	8,745,394
MFS Research International Portfolio (Class A)	64,301,840	2,634,562	(7,121,666)	2,014,359	(1,431,605)	60,397,490
MFS Value Portfolio (Class A)	137,732,562	14,517,304	(15,922,091)	(967,772)	(4,818,050)	130,541,953
Neuberger Berman Genesis Portfolio (Class A) .	18,100,628	1,691,575	(1,361,523)	(115,578)	(1,023,892)	17,291,210
PIMCO Inflation Protected Bond Portfolio (Class A)	197,126,582	8,893	(15,541,583)	(2,808,640)	5,036,526	183,821,778
PIMCO Total Return Portfolio (Class A)	347,106,255	10,242,734	(16,461,751)	(4,058,838)	(5,128,497)	331,699,903
SSGA Emerging Markets Enhanced Index Portfolio (Class A)	27,424,142	746,351	(4,002,442)	117,099	1,940,379	26,225,529
T. Rowe Price Large Cap Growth Portfolio (Class A)	54,738,381	2,900,391	(12,875,267)	1,314,158	6,185,934	52,263,597
T. Rowe Price Large Cap Value Portfolio (Class A)	128,521,790	8,239,574	(16,186,145)	(2,368,435)	3,703,273	121,910,057
T. Rowe Price Mid Cap Growth Portfolio (Class A)	18,291,325	1,639,761	(1,675,663)	(214,751)	(766,643)	17,274,029
T. Rowe Price Small Cap Growth Portfolio (Class A)	45,400,120	2,260,411	(5,020,296)	(720,808)	1,908,782	43,828,209
TCW Core Fixed Income Portfolio (Class A)	265,041,430	10,669,479	(9,316,567)	(1,374,164)	(12,063,596)	252,956,582
VanEck Global Natural Resources Portfolio (Class A)	68,666,043	9,162,361	(9,658,392)	2,983,975	(3,638,243)	67,515,744
Western Asset Management Strategic Bond Opportunities Portfolio (Class A)	146,627,541	10,518,444	(8,366,559)	(2,186,552)	(6,607,063)	139,985,811
Western Asset Management U.S. Government Portfolio (Class A)	289,984,386	8,979,126	(5,195,408)	(645,047)	(7,270,172)	285,852,885
	$3,639,692,956	$172,273,697	$(281,069,273)	$(14,860,516)	$(40,900,583)	$3,475,136,281

Security Description	Capital Gain Distributions from Affiliated Investments	Income earned from affiliates during the period	Number of shares held at June 30, 2024
AB International Bond Portfolio (Class A)	$—	$4,034,858	14,583,514
Allspring Mid Cap Value Portfolio (Class A)	548,273	115,464	785,632
Baillie Gifford International Stock Portfolio (Class A)	5,428,228	722,176	8,530,820
BlackRock Bond Income Portfolio (Class A)	—	13,864,493	3,846,590
BlackRock Capital Appreciation Portfolio (Class A)	3,538,256	46,817	1,456,209
BlackRock High Yield Portfolio (Class A)	—	1,630,080	3,682,868
Brighthouse Small Cap Value Portfolio (Class A)	2,957,879	650,674	3,256,276
Brighthouse/abrdn Emerging Markets Equity Portfolio (Class A)	—	444,094	2,898,238
Brighthouse/Artisan International Portfolio (Class A)	—	690,481	5,485,694
Brighthouse/Artisan Mid Cap Value Portfolio (Class A)	770,688	107,564	44,010
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A)	—	5,357,771	6,533,039
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A)	—	4,391,546	12,273,001
Brighthouse/Templeton International Bond Portfolio (Class A)	—	—	11,672,385
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) .	3,966,984	1,657,046	3,982,802
Brighthouse/Wellington Large Cap Research Portfolio (Class A)	5,257,872	476,146	5,361,305
CBRE Global Real Estate Portfolio (Class A)	—	984,188	2,676,123
Harris Oakmark International Portfolio (Class A)	—	2,194,158	7,437,454
Invesco Comstock Portfolio (Class A)	9,888,954	2,081,885	9,211,033
Invesco Global Equity Portfolio (Class A)	2,974,461	94,571	1,397,195
Invesco Small Cap Growth Portfolio (Class A)	—	—	1,976,297
Jennison Growth Portfolio (Class A)	4,869,713	—	2,819,303
JPMorgan Core Bond Portfolio (Class A)	—	4,533,834	14,919,778
JPMorgan Small Cap Value Portfolio (Class A)	—	463,253	2,297,824
Loomis Sayles Growth Portfolio (Class A)	2,739,318	—	2,080,600
Loomis Sayles Small Cap Growth Portfolio (Class A)	79,311	—	782,236
MFS Research International Portfolio (Class A)	1,509,484	1,124,993	4,958,743
MFS Value Portfolio (Class A)	12,083,054	2,434,250	9,897,040
Neuberger Berman Genesis Portfolio (Class A) .	1,664,506	25,454	1,006,473
PIMCO Inflation Protected Bond Portfolio (Class A)	—	—	19,108,293
See accompanying notes to financial statements.
BHFTII-87

Brighthouse Funds Trust II
Brighthouse Asset Allocation 40 Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Security Description	Capital Gain Distributions from Affiliated Investments	Income earned from affiliates during the period	Number of shares held at June 30, 2024
PIMCO Total Return Portfolio (Class A)	$—	$10,236,798	34,373,047
SSGA Emerging Markets Enhanced Index Portfolio (Class A)	—	745,646	2,490,554
T. Rowe Price Large Cap Growth Portfolio (Class A)	2,887,952	—	2,203,356
T. Rowe Price Large Cap Value Portfolio (Class A)	5,490,181	2,749,393	4,602,116
T. Rowe Price Mid Cap Growth Portfolio (Class A)	1,606,763	31,574	1,936,550
T. Rowe Price Small Cap Growth Portfolio (Class A)	2,232,628	22,656	2,152,663
TCW Core Fixed Income Portfolio (Class A)	—	10,642,804	29,935,690
VanEck Global Natural Resources Portfolio (Class A)	2,510,339	1,782,232	5,805,309
Western Asset Management Strategic Bond Opportunities Portfolio (Class A)	—	10,518,069	13,617,297
Western Asset Management U.S. Government Portfolio (Class A)	—	8,654,020	27,888,086
	$73,004,844	$93,508,988
Investment Transactions
Aggregate cost of purchases and proceeds of sales of shares of the Underlying Portfolios by the Asset Allocation Portfolio, for the six months ended June 30, 2024 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$172,273,697	$0	$281,069,273
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$3,475,136,281	$—	$—	$3,475,136,281
Total Investments	$3,475,136,281	$—	$—	$3,475,136,281
Tax Cost Basis
The cost basis of investments for federal income tax purposes at June 30, 2024 was as follows:
Cost basis of investments	$3,846,492,368
Gross unrealized appreciation	90,054,960
Gross unrealized (depreciation)	(461,411,047)
Net unrealized appreciation (depreciation)	$(371,356,087)
See accompanying notes to financial statements.
BHFTII-88

Brighthouse Funds Trust II
Brighthouse Asset Allocation 40 Portfolio
Statement of Assets and Liabilities

June 30, 2024 (Unaudited)
Assets
Affiliated investments at value (a)	$3,475,136,281
Receivable for:
Affiliated investments sold	1,823,135
Fund shares sold	11,177
Total Assets	3,476,970,593
Liabilities
Payable for:
Affiliated investments purchased	1,744
Fund shares redeemed	1,832,567
Accrued Expenses:
Management fees	174,004
Distribution and service fees	704,478
Deferred trustees’ fees	259,277
Other expenses	47,128
Total Liabilities	3,019,198
Net Assets	$3,473,951,395
Net Assets Consist of:
Paid in surplus	$3,699,971,861
Distributable earnings (Accumulated losses)	(226,020,466)
Net Assets	$3,473,951,395
Net Assets
Class A	$57,626,692
Class B	3,416,324,703
Capital Shares Outstanding*
Class A	5,944,845
Class B	356,882,080
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$9.69
Class B	9.57

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of affiliated investments was $3,790,136,622.
Statement of Operations

Six Months Ended June 30, 2024 (Unaudited)
Investment Income
Dividends from affiliated investments	$93,508,988
Total investment income	93,508,988
Expenses
Management fees	1,069,373
Administration fees	15,042
Custodian and accounting fees	13,650
Distribution and service fees—Class B	4,341,552
Audit and tax services	17,443
Legal	22,509
Trustees’ fees and expenses	35,665
Miscellaneous	5,479
Total expenses	5,520,713
Net Investment Income	87,988,275
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Affiliated investments	(14,860,516)
Capital gain distributions from affiliated investments	73,004,844
Net realized gain (loss)	58,144,328
Net change in unrealized appreciation (depreciation) on affiliated investments	(40,900,583)
Net realized and unrealized gain (loss)	17,243,745
Net Increase (Decrease) in Net Assets From Operations	$105,232,020
See accompanying notes to financial statements.
BHFTII-89

Brighthouse Funds Trust II
Brighthouse Asset Allocation 40 Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$87,988,275	$82,492,572
Net realized gain (loss)	58,144,328	2,261,636
Net change in unrealized appreciation (depreciation)	(40,900,583)	285,025,927
Increase (decrease) in net assets from operations	105,232,020	369,780,135
From Distributions to Shareholders
Class A	(1,594,785)	(5,241,886)
Class B	(87,266,770)	(315,438,785)
Total distributions	(88,861,555)	(320,680,671)
Increase (decrease) in net assets from capital share transactions	(180,895,105)	(192,207,553)
Total increase (decrease) in net assets	(164,524,640)	(143,108,089)
Net Assets
Beginning of period	3,638,476,035	3,781,584,124
End of period	$3,473,951,395	$3,638,476,035

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023
	Shares	Value	Shares	Value
Class A
Sales	101,117	$990,755	415,259	$3,988,606
Reinvestments	164,242	1,594,785	571,012	5,241,886
Redemptions	(498,759)	(4,879,235)	(1,123,741)	(10,704,277)
Net increase (decrease)	(233,400)	$(2,293,695)	(137,470)	$(1,473,785)
Class B
Sales	1,536,893	$14,828,617	4,961,476	$47,298,754
Reinvestments	9,099,767	87,266,770	34,778,256	315,438,785
Redemptions	(29,141,544)	(280,696,797)	(59,092,822)	(553,471,307)
Net increase (decrease)	(18,504,884)	$(178,601,410)	(19,353,090)	$(190,733,768)
Increase (decrease) derived from capital shares transactions		$(180,895,105)		$(192,207,553)
See accompanying notes to financial statements.
BHFTII-90

Brighthouse Funds Trust II
Brighthouse Asset Allocation 40 Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$9.66	$9.55	$12.09	$11.98	$11.66	$10.85
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.25	0.23	0.28	0.19	0.32	0.31
Net realized and unrealized gain (loss)	0.06	0.76	(1.93)	0.71	0.88	1.37
Total income (loss) from investment operations	0.31	0.99	(1.65)	0.90	1.20	1.68
Less Distributions
Distributions from net investment income	(0.26)	(0.37)	(0.31)	(0.36)	(0.34)	(0.29)
Distributions from net realized capital gains	(0.02)	(0.51)	(0.58)	(0.43)	(0.54)	(0.58)
Total distributions	(0.28)	(0.88)	(0.89)	(0.79)	(0.88)	(0.87)
Net Asset Value, End of Period	$9.69	$9.66	$9.55	$12.09	$11.98	$11.66
Total Return (%) (b)	3.15 (c)	10.82	(13.63)	7.68	11.31	15.94
Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (d)	0.07 (e)	0.07	0.06	0.06	0.06	0.06
Ratio of net investment income (loss) to average net assets (%) (f)	2.56 (g)	2.47	2.67	1.60	2.88	2.69
Portfolio turnover rate (%)	5 (c)	6	10	7	9	11
Net assets, end of period (in millions)	$57.6	$59.7	$60.3	$76.8	$75.7	$74.5

	Class B
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$9.53	$9.43	$11.94	$11.84	$11.53	$10.74
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.24	0.21	0.25	0.16	0.29	0.27
Net realized and unrealized gain (loss)	0.05	0.74	(1.90)	0.70	0.87	1.35
Total income (loss) from investment operations	0.29	0.95	(1.65)	0.86	1.16	1.62
Less Distributions
Distributions from net investment income	(0.23)	(0.34)	(0.28)	(0.33)	(0.31)	(0.25)
Distributions from net realized capital gains	(0.02)	(0.51)	(0.58)	(0.43)	(0.54)	(0.58)
Total distributions	(0.25)	(0.85)	(0.86)	(0.76)	(0.85)	(0.83)
Net Asset Value, End of Period	$9.57	$9.53	$9.43	$11.94	$11.84	$11.53
Total Return (%) (b)	3.03 (c)	10.52	(13.84)	7.42	11.04	15.60
Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (d)	0.32 (e)	0.32	0.31	0.31	0.31	0.31
Ratio of net investment income (loss) to average net assets (%) (f)	2.31 (g)	2.23	2.42	1.34	2.63	2.44
Portfolio turnover rate (%)	5 (c)	6	10	7	9	11
Net assets, end of period (in millions)	$3,416.3	$3,578.8	$3,721.3	$4,940.6	$5,241.0	$5,311.0

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	The ratio of operating expenses to average net assets does not include expenses of the Underlying Portfolios in which the Asset Allocation Portfolio invests.
(e)	Computed on an annualized basis.
(f)	Recognition of net investment income by the Asset Allocation Portfolio is affected by the timing of the declaration of dividends by the Underlying Portfolios in which it invests.
(g)	The income earned by the Asset Allocation Portfolio through the investments in Underlying Portfolios is not annualized.
See accompanying notes to financial statements.
BHFTII-91

Brighthouse Funds Trust II
Brighthouse Asset Allocation 60 Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies — 100.0%
AB International Bond Portfolio (Class A) (a)	27,209,305	$212,232,580
Allspring Mid Cap Value Portfolio (Class A) (a)	2,122,615	23,476,121
Baillie Gifford International Stock Portfolio (Class A) (b)	32,225,879	326,448,157
BlackRock Bond Income Portfolio (Class A) (b)	7,798,104	687,870,797
BlackRock Capital Appreciation Portfolio (Class A) (b)	5,634,486	236,028,616
BlackRock High Yield Portfolio (Class A) (a)	11,250,569	80,329,060
Brighthouse Small Cap Value Portfolio (Class A) (a)	10,536,894	138,349,420
Brighthouse/abrdn Emerging Markets Equity Portfolio (Class A) (a)	13,016,050	117,925,415
Brighthouse/Artisan International Portfolio (Class A) (a)	25,333,429	279,427,717
Brighthouse/Artisan Mid Cap Value Portfolio (Class A) (b)	118,813	23,254,161
Brighthouse/Dimensional International Small Company Portfolio (Class A) (b)	9,273,050	91,617,732
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A) (a)	17,570,186	164,984,051
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A) (a)	22,006,918	188,599,283
Brighthouse/Templeton International Bond Portfolio (Class A) (a) (c)	25,590,921	185,278,269
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (b)	14,060,825	397,218,320
Brighthouse/Wellington Large Cap Research Portfolio (Class A) (a)	19,293,617	283,423,229
CBRE Global Real Estate Portfolio (Class A) (a)	14,205,685	138,789,544
Harris Oakmark International Portfolio (Class A) (a)	29,247,748	358,284,911
Invesco Comstock Portfolio (Class A) (a)	31,179,842	385,382,845
Invesco Global Equity Portfolio (Class A) (a)	3,772,886	94,359,888
Invesco Small Cap Growth Portfolio (Class A) (a) (c)	13,367,915	118,573,406
Jennison Growth Portfolio (Class A) (b)	18,340,582	283,545,397
JPMorgan Core Bond Portfolio (Class A) (a)	26,820,203	235,481,379
JPMorgan Small Cap Value Portfolio (Class A) (a)	6,202,605	69,903,356
Loomis Sayles Growth Portfolio (Class A) (a)	15,514,489	260,022,829
Security Description	Shares	Value
Affiliated Investment Companies — (Continued)
Loomis Sayles Small Cap Growth Portfolio (Class A) (b) (c)	6,340,641	$70,888,362
MFS Research International Portfolio (Class A) (a)	19,067,839	232,246,279
MFS Value Portfolio (Class A) (b)	35,606,246	469,646,390
Neuberger Berman Genesis Portfolio (Class A) (b)	4,092,591	70,310,714
PIMCO Inflation Protected Bond Portfolio (Class A) (a) (c)	24,512,010	235,805,540
PIMCO Total Return Portfolio (Class A) (a)	60,970,760	588,367,839
SSGA Emerging Markets Enhanced Index Portfolio (Class A) (a)	11,110,895	116,997,726
T. Rowe Price Large Cap Growth Portfolio (Class A) (b) (c)	8,971,210	212,797,096
T. Rowe Price Large Cap Value Portfolio (Class A) (a)	15,962,049	422,834,675
T. Rowe Price Mid Cap Growth Portfolio (Class A) (a)	5,223,386	46,592,604
T. Rowe Price Small Cap Growth Portfolio (Class A) (b)	6,981,768	142,148,806
TCW Core Fixed Income Portfolio (Class A) (a)	57,311,235	484,279,937
VanEck Global Natural Resources Portfolio (Class A) (b)	23,590,952	274,362,768
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (b)	18,347,965	188,617,078
Western Asset Management U.S. Government Portfolio (Class A) (b)	37,968,161	389,173,646
Total Mutual Funds (Cost $9,870,597,110)		9,325,875,943
Total Investments—100.0% (Cost $9,870,597,110)		9,325,875,943
Other assets and liabilities (net)—0.0%		(2,545,193)
Net Assets—100.0%		$9,323,330,750

(a)	A Portfolio of Brighthouse Funds Trust I. (See below for a summary of transactions in affiliated issuers).
(b)	A Portfolio of Brighthouse Funds Trust II. (See below for a summary of transactions in affiliated issuers).
(c)	Non-income producing security.
Transactions in Securities of Affiliated Issuers
The Asset Allocation Portfolio does not invest in the Underlying Portfolios for the purpose of exercising control; however, investments by the Asset Allocation Portfolio within its principal investment strategies may represent a significant portion of the Underlying Portfolios’ net assets. Transactions in the Underlying Portfolios for the six months ended June 30, 2024 were as follows:
Security Description	Market Value December 31, 2023	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of June 30, 2024
AB International Bond Portfolio (Class A)	$238,668,128	$7,541,571	$(29,341,454)	$(7,316,995)	$2,681,330	$212,232,580
Allspring Mid Cap Value Portfolio (Class A)	24,093,099	1,793,983	(2,183,335)	274,585	(502,211)	23,476,121
Baillie Gifford International Stock Portfolio (Class A)	337,990,195	23,233,656	(25,021,764)	(346,342)	(9,407,588)	326,448,157
BlackRock Bond Income Portfolio (Class A)	667,089,669	53,670,981	(2,847,565)	(542,217)	(29,500,071)	687,870,797
BlackRock Capital Appreciation Portfolio (Class A)	238,374,372	14,166,454	(51,844,459)	1,032,223	34,300,026	236,028,616
BlackRock High Yield Portfolio (Class A)	81,344,379	4,972,572	(3,552,204)	(491,319)	(1,944,368)	80,329,060
Brighthouse Small Cap Value Portfolio (Class A)	167,331,531	11,680,565	(33,076,032)	6,190,960	(13,777,604)	138,349,420
Brighthouse/abrdn Emerging Markets Equity Portfolio (Class A)	144,836,948	1,995,788	(32,654,531)	3,246,292	500,918	117,925,415
Brighthouse/Artisan International Portfolio (Class A)	286,809,442	3,188,198	(30,936,301)	2,697,604	17,668,774	279,427,717
Brighthouse/Artisan Mid Cap Value Portfolio (Class A)	24,071,898	2,372,915	(906,501)	70,394	(2,354,545)	23,254,161
Brighthouse/Dimensional International Small Company Portfolio (Class A)	96,568,627	4,351,782	(7,811,613)	(2,310,323)	819,259	91,617,732
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A)	164,260,464	14,370,454	(5,260,283)	(67,606)	(8,318,978)	164,984,051
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A)	187,955,153	7,847,003	(2,571,392)	(328,084)	(4,303,397)	188,599,283
Brighthouse/Templeton International Bond Portfolio (Class A)	217,279,411	41,975	(15,499,487)	(8,998,196)	(7,545,434)	185,278,269
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) .	402,825,402	19,835,436	(22,312,407)	1,219,717	(4,349,828)	397,218,320
Brighthouse/Wellington Large Cap Research Portfolio (Class A)	287,363,592	20,666,633	(43,109,886)	394,453	18,108,437	283,423,229
See accompanying notes to financial statements.
BHFTII-92

Brighthouse Funds Trust II
Brighthouse Asset Allocation 60 Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Security Description	Market Value December 31, 2023	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of June 30, 2024
CBRE Global Real Estate Portfolio (Class A)	$143,872,774	$6,285,234	$(872,332)	$(96,503)	$(10,399,629)	$138,789,544
Harris Oakmark International Portfolio (Class A)	385,871,485	8,683,370	(11,179,045)	697,049	(25,787,948)	358,284,911
Invesco Comstock Portfolio (Class A)	385,552,120	45,949,024	(37,099,390)	(5,208,097)	(3,810,812)	385,382,845
Invesco Global Equity Portfolio (Class A)	96,473,866	8,294,577	(15,027,734)	3,146,898	1,472,281	94,359,888
Invesco Small Cap Growth Portfolio (Class A)	119,726,183	438	(10,727,871)	(6,027,105)	15,601,761	118,573,406
Jennison Growth Portfolio (Class A)	261,984,294	45,548,954	(44,748,090)	1,833,823	18,926,416	283,545,397
JPMorgan Core Bond Portfolio (Class A)	238,160,672	8,428,638	(3,534,323)	(488,965)	(7,084,643)	235,481,379
JPMorgan Small Cap Value Portfolio (Class A)	71,642,627	1,251,935	(2,955,824)	(1,277,387)	1,242,005	69,903,356
Loomis Sayles Growth Portfolio (Class A)	264,686,225	20,458,139	(46,565,884)	6,732,660	14,711,689	260,022,829
Loomis Sayles Small Cap Growth Portfolio (Class A)	71,666,153	643,964	(5,184,521)	(2,014,161)	5,776,927	70,888,362
MFS Research International Portfolio (Class A)	240,560,058	10,137,441	(20,570,711)	4,424,342	(2,304,851)	232,246,279
MFS Value Portfolio (Class A)	478,173,048	52,216,460	(39,308,087)	(8,927,066)	(12,507,965)	469,646,390
Neuberger Berman Genesis Portfolio (Class A) .	71,581,269	6,872,286	(3,457,117)	(94,133)	(4,591,591)	70,310,714
PIMCO Inflation Protected Bond Portfolio (Class A)	260,507,792	21,780	(27,643,724)	(4,886,867)	7,806,559	235,805,540
PIMCO Total Return Portfolio (Class A)	596,556,786	18,740,859	(10,825,932)	(2,385,565)	(13,718,309)	588,367,839
SSGA Emerging Markets Enhanced Index Portfolio (Class A)	96,564,299	20,253,090	(7,076,279)	75,116	7,181,500	116,997,726
T. Rowe Price Large Cap Growth Portfolio (Class A)	213,829,648	12,179,974	(42,980,044)	2,760,570	27,006,948	212,797,096
T. Rowe Price Large Cap Value Portfolio (Class A)	434,324,996	28,573,152	(44,189,677)	(7,796,260)	11,922,464	422,834,675
T. Rowe Price Mid Cap Growth Portfolio (Class A)	48,101,632	4,419,322	(3,226,257)	(446,375)	(2,255,718)	46,592,604
T. Rowe Price Small Cap Growth Portfolio (Class A)	167,244,622	7,309,236	(37,617,524)	(226,893)	5,439,365	142,148,806
TCW Core Fixed Income Portfolio (Class A)	492,677,177	22,198,307	(5,236,808)	(764,614)	(24,594,125)	484,279,937
VanEck Global Natural Resources Portfolio (Class A)	285,770,630	23,335,195	(31,050,762)	3,803,934	(7,496,229)	274,362,768
Western Asset Management Strategic Bond Opportunities Portfolio (Class A)	191,966,649	14,138,277	(5,665,213)	(1,332,027)	(10,490,608)	188,617,078
Western Asset Management U.S. Government Portfolio (Class A)	379,363,443	21,720,877	(1,297,690)	(153,391)	(10,459,593)	389,173,646
	$9,563,720,758	$579,390,495	$(766,970,053)	$(23,925,871)	$(26,339,386)	$9,325,875,943

Security Description	Capital Gain Distributions from Affiliated Investments	Income earned from affiliates during the period	Number of shares held at June 30, 2024
AB International Bond Portfolio (Class A)	$—	$7,540,072	27,209,305
Allspring Mid Cap Value Portfolio (Class A)	1,481,901	312,082	2,122,615
Baillie Gifford International Stock Portfolio (Class A)	20,505,575	2,728,081	32,225,879
BlackRock Bond Income Portfolio (Class A)	—	28,045,364	7,798,104
BlackRock Capital Appreciation Portfolio (Class A)	13,791,839	182,490	5,634,486
BlackRock High Yield Portfolio (Class A)	—	4,972,279	11,250,569
Brighthouse Small Cap Value Portfolio (Class A)	9,571,286	2,105,490	10,536,894
Brighthouse/abrdn Emerging Markets Equity Portfolio (Class A)	—	1,989,522	13,016,050
Brighthouse/Artisan International Portfolio (Class A)	—	3,188,198	25,333,429
Brighthouse/Artisan Mid Cap Value Portfolio (Class A)	2,080,598	290,385	118,813
Brighthouse/Dimensional International Small Company Portfolio (Class A)	1,706,558	2,643,839	9,273,050
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A)	—	14,365,421	17,570,187
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A)	—	7,833,537	22,006,918
Brighthouse/Templeton International Bond Portfolio (Class A)	—	—	25,590,921
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) .	13,991,187	5,844,249	14,060,825
Brighthouse/Wellington Large Cap Research Portfolio (Class A)	18,950,500	1,716,134	19,293,617
CBRE Global Real Estate Portfolio (Class A)	—	5,222,340	14,205,685
Harris Oakmark International Portfolio (Class A)	—	8,634,209	29,247,748
Invesco Comstock Portfolio (Class A)	33,378,987	7,027,155	31,179,842
Invesco Global Equity Portfolio (Class A)	8,038,981	255,595	3,772,886
Invesco Small Cap Growth Portfolio (Class A)	—	—	13,367,915
Jennison Growth Portfolio (Class A)	31,734,603	—	18,340,582
JPMorgan Core Bond Portfolio (Class A)	—	8,119,263	26,820,203
JPMorgan Small Cap Value Portfolio (Class A)	—	1,250,853	6,202,605
Loomis Sayles Growth Portfolio (Class A)	20,423,464	—	15,514,489
Loomis Sayles Small Cap Growth Portfolio (Class A)	643,860	—	6,340,641
MFS Research International Portfolio (Class A)	5,806,973	4,327,839	19,067,839
See accompanying notes to financial statements.
BHFTII-93

Brighthouse Funds Trust II
Brighthouse Asset Allocation 60 Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Security Description	Capital Gain Distributions from Affiliated Investments	Income earned from affiliates during the period	Number of shares held at June 30, 2024
MFS Value Portfolio (Class A)	$43,460,845	$8,755,615	35,606,246
Neuberger Berman Genesis Portfolio (Class A) .	6,768,327	103,503	4,092,591
PIMCO Inflation Protected Bond Portfolio (Class A)	—	—	24,512,010
PIMCO Total Return Portfolio (Class A)	—	18,100,342	60,970,761
SSGA Emerging Markets Enhanced Index Portfolio (Class A)	—	3,270,845	11,110,895
T. Rowe Price Large Cap Growth Portfolio (Class A)	11,823,001	—	8,971,210
T. Rowe Price Large Cap Value Portfolio (Class A)	19,038,821	9,534,331	15,962,049
T. Rowe Price Mid Cap Growth Portfolio (Class A)	4,333,856	85,163	5,223,386
T. Rowe Price Small Cap Growth Portfolio (Class A)	7,235,810	73,426	6,981,768
TCW Core Fixed Income Portfolio (Class A)	—	20,194,985	57,311,235
VanEck Global Natural Resources Portfolio (Class A)	10,200,897	7,242,195	23,590,952
Western Asset Management Strategic Bond Opportunities Portfolio (Class A)	—	14,133,571	18,347,965
Western Asset Management U.S. Government Portfolio (Class A)	—	11,781,754	37,968,161
	$284,967,869	$211,870,127
Investment Transactions
Aggregate cost of purchases and proceeds of sales of shares of the Underlying Portfolios by the Asset Allocation Portfolio, for the six months ended June 30, 2024 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$579,390,495	$0	$766,970,053
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$9,325,875,943	$—	$—	$9,325,875,943
Total Investments	$9,325,875,943	$—	$—	$9,325,875,943
Tax Cost Basis
The cost basis of investments for federal income tax purposes at June 30, 2024 was as follows:
Cost basis of investments	$9,958,231,544
Gross unrealized appreciation	315,258,298
Gross unrealized (depreciation)	(947,613,899)
Net unrealized appreciation (depreciation)	$(632,355,601)
See accompanying notes to financial statements.
BHFTII-94

Brighthouse Funds Trust II
Brighthouse Asset Allocation 60 Portfolio
Statement of Assets and Liabilities

June 30, 2024 (Unaudited)
Assets
Affiliated investments at value (a)	$9,325,875,943
Receivable for:
Affiliated investments sold	4,777,641
Fund shares sold	292,312
Total Assets	9,330,945,896
Liabilities
Payable for:
Affiliated investments purchased	56,472
Fund shares redeemed	5,013,482
Accrued Expenses:
Management fees	414,786
Distribution and service fees	1,858,008
Deferred trustees’ fees	223,255
Other expenses	49,143
Total Liabilities	7,615,146
Net Assets	$9,323,330,750
Net Assets Consist of:
Paid in surplus	$9,498,199,408
Distributable earnings (Accumulated losses)	(174,868,658)
Net Assets	$9,323,330,750
Net Assets
Class A	$303,009,570
Class B	9,020,321,180
Capital Shares Outstanding*
Class A	30,307,253
Class B	907,864,028
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$10.00
Class B	9.94

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of affiliated investments was $9,870,597,110.
Statement of Operations

Six Months Ended June 30, 2024 (Unaudited)
Investment Income
Dividends from affiliated investments	$211,870,127
Total investment income	211,870,127
Expenses
Management fees	2,536,542
Administration fees	15,042
Custodian and accounting fees	13,650
Distribution and service fees—Class B	11,373,088
Audit and tax services	17,443
Legal	22,509
Trustees’ fees and expenses	35,664
Miscellaneous	7,468
Total expenses	14,021,406
Net Investment Income	197,848,721
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Affiliated investments	(23,925,871)
Capital gain distributions from affiliated investments	284,967,869
Net realized gain (loss)	261,041,998
Net change in unrealized appreciation (depreciation) on affiliated investments	(26,339,386)
Net realized and unrealized gain (loss)	234,702,612
Net Increase (Decrease) in Net Assets From Operations	$432,551,333
See accompanying notes to financial statements.
BHFTII-95

Brighthouse Funds Trust II
Brighthouse Asset Allocation 60 Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$197,848,721	$172,044,347
Net realized gain (loss)	261,041,998	145,981,843
Net change in unrealized appreciation (depreciation)	(26,339,386)	881,964,825
Increase (decrease) in net assets from operations	432,551,333	1,199,991,015
From Distributions to Shareholders
Class A	(11,396,489)	(34,030,387)
Class B	(320,276,585)	(1,029,809,947)
Total distributions	(331,673,074)	(1,063,840,334)
Increase (decrease) in net assets from capital share transactions	(338,669,785)	22,926,574
Total increase (decrease) in net assets	(237,791,526)	159,077,255
Net Assets
Beginning of period	9,561,122,276	9,402,045,021
End of period	$9,323,330,750	$9,561,122,276

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023
	Shares	Value	Shares	Value
Class A
Sales	337,950	$3,417,816	949,534	$9,306,239
Reinvestments	1,137,374	11,396,489	3,639,614	34,030,387
Redemptions	(1,702,136)	(17,243,572)	(3,421,030)	(33,298,152)
Net increase (decrease)	(226,812)	$(2,429,267)	1,168,118	$10,038,474
Class B
Sales	1,680,889	$16,896,893	21,653,001	$206,627,377
Reinvestments	32,156,284	320,276,585	110,851,447	1,029,809,947
Redemptions	(67,134,430)	(673,413,996)	(126,560,195)	(1,223,549,224)
Net increase (decrease)	(33,297,257)	$(336,240,518)	5,944,253	$12,888,100
Increase (decrease) derived from capital shares transactions		$(338,669,785)		$22,926,574
See accompanying notes to financial statements.
BHFTII-96

Brighthouse Funds Trust II
Brighthouse Asset Allocation 60 Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$9.91	$9.81	$12.92	$12.55	$12.17	$11.30
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.23	0.20	0.23	0.17	0.28	0.26
Net realized and unrealized gain (loss)	0.25	1.10	(2.20)	1.20	1.22	1.88
Total income (loss) from investment operations	0.48	1.30	(1.97)	1.37	1.50	2.14
Less Distributions
Distributions from net investment income	(0.22)	(0.35)	(0.28)	(0.31)	(0.29)	(0.28)
Distributions from net realized capital gains	(0.17)	(0.85)	(0.86)	(0.69)	(0.83)	(0.99)
Total distributions	(0.39)	(1.20)	(1.14)	(1.00)	(1.12)	(1.27)
Net Asset Value, End of Period	$10.00	$9.91	$9.81	$12.92	$12.55	$12.17
Total Return (%) (b)	4.83 (c)	13.93	(15.17)	11.17	14.09	19.85
Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (d)	0.06 (e)	0.06	0.06	0.05	0.05	0.05
Ratio of net investment income (loss) to average net assets (%) (f)	2.20 (g)	2.08	2.16	1.33	2.43	2.21
Portfolio turnover rate (%)	6 (c)	8	14	9	10	13
Net assets, end of period (in millions)	$303.0	$302.6	$288.1	$366.2	$343.6	$327.6

	Class B
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$9.84	$9.75	$12.83	$12.47	$12.09	$11.24
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.21	0.18	0.20	0.14	0.25	0.23
Net realized and unrealized gain (loss)	0.25	1.08	(2.18)	1.19	1.22	1.85
Total income (loss) from investment operations	0.46	1.26	(1.98)	1.33	1.47	2.08
Less Distributions
Distributions from net investment income	(0.19)	(0.32)	(0.24)	(0.28)	(0.26)	(0.24)
Distributions from net realized capital gains	(0.17)	(0.85)	(0.86)	(0.69)	(0.83)	(0.99)
Total distributions	(0.36)	(1.17)	(1.10)	(0.97)	(1.09)	(1.23)
Net Asset Value, End of Period	$9.94	$9.84	$9.75	$12.83	$12.47	$12.09
Total Return (%) (b)	4.70 (c)	13.59	(15.33)	10.90	13.85	19.42
Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (d)	0.31 (e)	0.31	0.31	0.30	0.30	0.30
Ratio of net investment income (loss) to average net assets (%) (f)	1.93 (g)	1.82	1.90	1.08	2.18	1.98
Portfolio turnover rate (%)	6 (c)	8	14	9	10	13
Net assets, end of period (in millions)	$9,020.3	$9,258.6	$9,113.9	$12,101.8	$12,299.1	$12,158.4

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	The ratio of operating expenses to average net assets does not include expenses of the Underlying Portfolios in which the Asset Allocation Portfolio invests.
(e)	Computed on an annualized basis.
(f)	Recognition of net investment income by the Asset Allocation Portfolio is affected by the timing of the declaration of dividends by the Underlying Portfolios in which it invests.
(g)	The income earned by the Asset Allocation Portfolio through the investments in Underlying Portfolios is not annualized.
See accompanying notes to financial statements.
BHFTII-97

Brighthouse Funds Trust II
Brighthouse Asset Allocation 80 Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies — 100.0%
AB International Bond Portfolio (Class A) (a)	8,095,131	$63,142,019
Allspring Mid Cap Value Portfolio (Class A) (a)	5,703,026	63,075,465
Baillie Gifford International Stock Portfolio (Class A) (b)	37,190,233	376,737,064
BlackRock Bond Income Portfolio (Class A) (b)	3,984,152	351,442,066
BlackRock Capital Appreciation Portfolio (Class A) (b)	6,135,471	257,014,865
BlackRock High Yield Portfolio (Class A) (a)	8,922,793	63,708,741
Brighthouse Small Cap Value Portfolio (Class A) (a)	12,568,477	165,024,108
Brighthouse/abrdn Emerging Markets Equity Portfolio (Class A) (a)	16,421,309	148,777,058
Brighthouse/Artisan International Portfolio (Class A) (a)	30,314,311	334,366,853
Brighthouse/Artisan Mid Cap Value Portfolio (Class A) (b)	106,392	20,823,013
Brighthouse/Dimensional International Small Company Portfolio (Class A) (b)	16,630,615	164,310,481
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A) (a)	8,962,496	84,157,836
Brighthouse/Templeton International Bond Portfolio (Class A) (a) (c)	14,347,440	103,875,469
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (b)	13,377,089	377,902,757
Brighthouse/Wellington Large Cap Research Portfolio (Class A) (a)	24,529,058	360,331,859
CBRE Global Real Estate Portfolio (Class A) (a)	21,122,660	206,368,389
Frontier Mid Cap Growth Portfolio (Class A) (b)	1,569,339	41,854,274
Harris Oakmark International Portfolio (Class A) (a)	31,059,359	380,477,153
Invesco Comstock Portfolio (Class A) (a)	35,024,951	432,908,396
Invesco Global Equity Portfolio (Class A) (a)	5,104,547	127,664,733
Invesco Small Cap Growth Portfolio (Class A) (a) (c)	16,700,104	148,129,922
Jennison Growth Portfolio (Class A) (b)	26,332,260	407,096,739
JPMorgan Core Bond Portfolio (Class A) (a)	18,854,251	165,540,323
JPMorgan Small Cap Value Portfolio (Class A) (a)	9,266,935	104,438,363
Loomis Sayles Growth Portfolio (Class A) (a)	23,001,417	385,503,741
Loomis Sayles Small Cap Growth Portfolio (Class A) (b) (c)	11,401,708	127,471,097
Security Description	Shares	Value
Affiliated Investment Companies — (Continued)
MFS Research International Portfolio (Class A) (a)	23,957,787	$291,805,846
MFS Value Portfolio (Class A) (b)	36,704,591	484,133,553
Morgan Stanley Discovery Portfolio (Class A) (a) (c)	3,662,150	20,801,015
Neuberger Berman Genesis Portfolio (Class A) (b)	1,220,809	20,973,491
PIMCO Inflation Protected Bond Portfolio (Class A) (a) (c)	8,813,248	84,783,448
PIMCO Total Return Portfolio (Class A) (a)	28,311,572	273,206,671
SSGA Emerging Markets Enhanced Index Portfolio (Class A) (a)	14,036,390	147,803,186
T. Rowe Price Large Cap Growth Portfolio (Class A) (b) (c)	14,479,336	343,449,848
T. Rowe Price Large Cap Value Portfolio (Class A) (a)	16,383,185	433,990,560
T. Rowe Price Mid Cap Growth Portfolio (Class A) (a)	4,681,583	41,759,720
T. Rowe Price Small Cap Growth Portfolio (Class A) (b)	7,330,832	149,255,743
TCW Core Fixed Income Portfolio (Class A) (a)	27,206,529	229,895,167
VanEck Global Natural Resources Portfolio (Class A) (b)	21,122,097	245,649,983
Victory Sycamore Mid Cap Value Portfolio (Class A) (a)	1,116,408	20,954,975
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (b)	12,345,946	126,916,320
Total Mutual Funds (Cost $8,527,986,047)		8,377,522,310
Total Investments—100.0% (Cost $8,527,986,047)		8,377,522,310
Other assets and liabilities (net)—0.0%		(2,300,244)
Net Assets—100.0%		$8,375,222,066

(a)	A Portfolio of Brighthouse Funds Trust I. (See below for a summary of transactions in affiliated issuers).
(b)	A Portfolio of Brighthouse Funds Trust II. (See below for a summary of transactions in affiliated issuers).
(c)	Non-income producing security.
Transactions in Securities of Affiliated Issuers
The Asset Allocation Portfolio does not invest in the Underlying Portfolios for the purpose of exercising control; however, investments by the Asset Allocation Portfolio within its principal investment strategies may represent a significant portion of the Underlying Portfolios’ net assets. Transactions in the Underlying Portfolios for the six months ended June 30, 2024 were as follows:
Security Description	Market Value December 31, 2023	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of June 30, 2024
AB International Bond Portfolio (Class A)	$62,243,310	$2,371,552	$(65,116)	$(17,633)	$(1,390,094)	$63,142,019
Allspring Mid Cap Value Portfolio (Class A)	63,713,970	4,816,409	(4,817,084)	554,034	(1,191,864)	63,075,465
Baillie Gifford International Stock Portfolio (Class A)	383,904,156	26,812,967	(22,565,798)	5,263,136	(16,677,397)	376,737,064
BlackRock Bond Income Portfolio (Class A)	331,151,359	35,630,409	(100,714)	(17,271)	(15,221,717)	351,442,066
BlackRock Capital Appreciation Portfolio (Class A)	253,059,281	15,120,552	(48,924,243)	(1,690,412)	39,449,687	257,014,865
BlackRock High Yield Portfolio (Class A)	62,279,758	3,935,159	(575,570)	(70,797)	(1,859,809)	63,708,741
Brighthouse Small Cap Value Portfolio (Class A)	211,035,527	13,933,751	(51,638,027)	6,369,855	(14,676,998)	165,024,108
Brighthouse/abrdn Emerging Markets Equity Portfolio (Class A)	169,301,292	2,543,261	(27,596,368)	(921,586)	5,450,459	148,777,058
Brighthouse/Artisan International Portfolio (Class A)	337,817,894	3,813,904	(31,335,246)	2,775,813	21,294,488	334,366,853
Brighthouse/Artisan Mid Cap Value Portfolio (Class A)	21,208,298	2,124,298	(456,045)	35,719	(2,089,257)	20,823,013
Brighthouse/Dimensional International Small Company Portfolio (Class A)	170,509,109	7,816,541	(11,264,817)	(5,325,782)	2,575,430	164,310,481
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A)	81,136,221	7,462,441	(111,083)	(4,230)	(4,325,513)	84,157,836
Brighthouse/Templeton International Bond Portfolio (Class A)	126,448,462	74,530	(13,082,601)	(5,278,095)	(4,286,827)	103,875,469
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) .	375,981,542	18,842,949	(13,740,120)	(55,679)	(3,125,935)	377,902,757
Brighthouse/Wellington Large Cap Research Portfolio (Class A)	296,021,480	74,201,111	(26,409,742)	2,488,950	14,030,060	360,331,859
CBRE Global Real Estate Portfolio (Class A)	212,283,000	11,617,748	(1,998,576)	(399,265)	(15,134,518)	206,368,389
See accompanying notes to financial statements.
BHFTII-98

Brighthouse Funds Trust II
Brighthouse Asset Allocation 80 Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Security Description	Market Value December 31, 2023	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of June 30, 2024
Frontier Mid Cap Growth Portfolio (Class A)	$42,355,797	$112,601	$(3,241,681)	$(861,534)	$3,489,091	$41,854,274
Harris Oakmark International Portfolio (Class A)	400,931,668	9,325,464	(3,079,442)	152,271	(26,852,808)	380,477,153
Invesco Comstock Portfolio (Class A)	424,093,992	51,896,502	(32,529,137)	(2,435,978)	(8,116,983)	432,908,396
Invesco Global Equity Portfolio (Class A)	127,495,600	11,186,848	(17,102,587)	4,304,072	1,780,800	127,664,733
Invesco Small Cap Growth Portfolio (Class A)	190,176,492	1,694	(56,938,612)	(32,401,250)	47,291,598	148,129,922
Jennison Growth Portfolio (Class A)	379,040,643	55,208,913	(57,735,055)	4,383,293	26,198,945	407,096,739
JPMorgan Core Bond Portfolio (Class A)	144,666,492	26,001,678	(44,064)	(5,788)	(5,077,995)	165,540,323
JPMorgan Small Cap Value Portfolio (Class A)	126,468,607	1,872,315	(24,699,920)	(9,111,516)	9,908,877	104,438,363
Loomis Sayles Growth Portfolio (Class A)	381,310,220	30,097,514	(56,978,655)	1,895,768	29,178,894	385,503,741
Loomis Sayles Small Cap Growth Portfolio (Class A)	147,653,646	1,157,718	(29,072,429)	(5,893,624)	13,625,786	127,471,097
MFS Research International Portfolio (Class A)	291,425,698	12,762,013	(14,750,393)	3,901,621	(1,533,093)	291,805,846
MFS Value Portfolio (Class A)	484,236,916	53,796,057	(31,520,893)	1,071,098	(23,449,625)	484,133,553
Morgan Stanley Discovery Portfolio (Class A)	20,934,360	550,549	(590,814)	(945,517)	852,437	20,801,015
Neuberger Berman Genesis Portfolio (Class A) .	21,069,652	2,050,213	(739,673)	6,945	(1,413,646)	20,973,491
PIMCO Inflation Protected Bond Portfolio (Class A)	102,575,021	53,087	(18,877,521)	(1,341,723)	2,374,584	84,783,448
PIMCO Total Return Portfolio (Class A)	269,656,011	11,240,597	(274,165)	(63,449)	(7,352,323)	273,206,671
SSGA Emerging Markets Enhanced Index Portfolio (Class A)	126,343,174	17,357,070	(5,597,009)	103,354	9,596,597	147,803,186
T. Rowe Price Large Cap Growth Portfolio (Class A)	334,922,596	19,271,916	(57,847,663)	(1,232,507)	48,335,506	343,449,848
T. Rowe Price Large Cap Value Portfolio (Class A)	424,959,879	35,344,568	(29,208,797)	(6,075,109)	8,970,019	433,990,560
T. Rowe Price Mid Cap Growth Portfolio (Class A)	42,403,066	3,962,011	(2,161,875)	(233,739)	(2,209,743)	41,759,720
T. Rowe Price Small Cap Growth Portfolio (Class A)	147,805,077	7,642,267	(9,947,931)	(50,689)	3,807,019	149,255,743
TCW Core Fixed Income Portfolio (Class A)	228,536,482	13,349,024	(69,243)	(8,586)	(11,912,510)	229,895,167
VanEck Global Natural Resources Portfolio (Class A)	251,904,650	21,191,212	(24,062,902)	5,469,695	(8,852,672)	245,649,983
Victory Sycamore Mid Cap Value Portfolio (Class A)	21,202,795	1,617,487	(1,246,895)	22,529	(640,941)	20,954,975
Western Asset Management Strategic Bond Opportunities Portfolio (Class A)	125,309,764	9,811,143	(312,197)	(84,454)	(7,807,936)	126,916,320
	$8,415,572,957	$627,978,043	$(733,310,703)	$(35,728,060)	$103,010,073	$8,377,522,310

Security Description	Capital Gain Distributions from Affiliated Investments	Income earned from affiliates during the period	Number of shares held at June 30, 2024
AB International Bond Portfolio (Class A)	$—	$2,226,790	8,095,131
Allspring Mid Cap Value Portfolio (Class A)	3,978,434	837,842	5,703,026
Baillie Gifford International Stock Portfolio (Class A)	23,664,574	3,148,357	37,190,233
BlackRock Bond Income Portfolio (Class A)	—	14,328,767	3,984,152
BlackRock Capital Appreciation Portfolio (Class A)	14,923,094	197,459	6,135,471
BlackRock High Yield Portfolio (Class A)	—	3,923,982	8,922,793
Brighthouse Small Cap Value Portfolio (Class A)	11,416,499	2,511,399	12,568,477
Brighthouse/abrdn Emerging Markets Equity Portfolio (Class A)	—	2,517,811	16,421,309
Brighthouse/Artisan International Portfolio (Class A)	—	3,813,904	30,314,311
Brighthouse/Artisan Mid Cap Value Portfolio (Class A)	1,863,007	260,017	106,392
Brighthouse/Dimensional International Small Company Portfolio (Class A)	3,060,649	4,741,627	16,630,616
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A)	—	7,322,718	8,962,496
Brighthouse/Templeton International Bond Portfolio (Class A)	—	—	14,347,440
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) .	13,290,829	5,551,704	13,377,089
Brighthouse/Wellington Large Cap Research Portfolio (Class A)	23,678,038	2,144,254	24,529,058
CBRE Global Real Estate Portfolio (Class A)	—	7,764,921	21,122,660
Frontier Mid Cap Growth Portfolio (Class A)	—	103,525	1,569,339
Harris Oakmark International Portfolio (Class A)	—	9,167,931	31,059,359
Invesco Comstock Portfolio (Class A)	37,494,454	7,893,569	35,024,951
Invesco Global Equity Portfolio (Class A)	10,842,128	344,719	5,104,547
Invesco Small Cap Growth Portfolio (Class A)	—	—	16,700,104
Jennison Growth Portfolio (Class A)	45,248,571	—	26,332,260
JPMorgan Core Bond Portfolio (Class A)	—	5,663,228	18,854,251
JPMorgan Small Cap Value Portfolio (Class A)	—	1,868,436	9,266,935
Loomis Sayles Growth Portfolio (Class A)	30,097,514	—	23,001,417
Loomis Sayles Small Cap Growth Portfolio (Class A)	1,155,456	—	11,401,708
See accompanying notes to financial statements.
BHFTII-99

Brighthouse Funds Trust II
Brighthouse Asset Allocation 80 Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Security Description	Capital Gain Distributions from Affiliated Investments	Income earned from affiliates during the period	Number of shares held at June 30, 2024
MFS Research International Portfolio (Class A)	$7,296,826	$5,438,201	23,957,787
MFS Value Portfolio (Class A)	44,775,576	9,020,481	36,704,591
Morgan Stanley Discovery Portfolio (Class A)	—	—	3,662,150
Neuberger Berman Genesis Portfolio (Class A) .	2,018,970	30,875	1,220,809
PIMCO Inflation Protected Bond Portfolio (Class A)	—	—	8,813,248
PIMCO Total Return Portfolio (Class A)	—	8,350,254	28,311,572
SSGA Emerging Markets Enhanced Index Portfolio (Class A)	—	4,133,607	14,036,390
T. Rowe Price Large Cap Growth Portfolio (Class A)	18,943,733	—	14,479,336
T. Rowe Price Large Cap Value Portfolio (Class A)	19,496,298	9,763,428	16,383,185
T. Rowe Price Mid Cap Growth Portfolio (Class A)	3,884,234	76,328	4,681,583
T. Rowe Price Small Cap Growth Portfolio (Class A)	7,564,797	76,765	7,330,832
TCW Core Fixed Income Portfolio (Class A)	—	9,544,659	27,206,529
VanEck Global Natural Resources Portfolio (Class A)	9,133,048	6,484,068	21,122,097
Victory Sycamore Mid Cap Value Portfolio (Class A)	1,310,065	307,159	1,116,408
Western Asset Management Strategic Bond Opportunities Portfolio (Class A)	—	9,446,464	12,345,946
	$335,136,794	$149,005,249
Investment Transactions
Aggregate cost of purchases and proceeds of sales of shares of the Underlying Portfolios by the Asset Allocation Portfolio, for the six months ended June 30, 2024 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$627,978,043	$0	$733,310,703
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$8,377,522,310	$—	$—	$8,377,522,310
Total Investments	$8,377,522,310	$—	$—	$8,377,522,310
Tax Cost Basis
The cost basis of investments for federal income tax purposes at June 30, 2024 was as follows:
Cost basis of investments	$8,603,840,150
Gross unrealized appreciation	377,183,399
Gross unrealized (depreciation)	(603,501,239)
Net unrealized appreciation (depreciation)	$(226,317,840)
See accompanying notes to financial statements.
BHFTII-100

Brighthouse Funds Trust II
Brighthouse Asset Allocation 80 Portfolio
Statement of Assets and Liabilities

June 30, 2024 (Unaudited)
Assets
Affiliated investments at value (a)	$8,377,522,310
Receivable for:
Affiliated investments sold	3,045,038
Fund shares sold	431,084
Total Assets	8,380,998,432
Liabilities
Payable for:
Fund shares redeemed	3,476,122
Accrued Expenses:
Management fees	375,119
Distribution and service fees	1,628,384
Deferred trustees’ fees	248,052
Other expenses	48,689
Total Liabilities	5,776,366
Net Assets	$8,375,222,066
Net Assets Consist of:
Paid in surplus	$8,166,447,766
Distributable earnings (Accumulated losses)	208,774,300
Net Assets	$8,375,222,066
Net Assets
Class A	$456,210,810
Class B	7,919,011,256
Capital Shares Outstanding*
Class A	41,560,520
Class B	725,967,311
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$10.98
Class B	10.91

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of affiliated investments was $8,527,986,047.
Statement of Operations

Six Months Ended June 30, 2024 (Unaudited)
Investment Income
Dividends from affiliated investments	$149,005,249
Total investment income	149,005,249
Expenses
Management fees	2,280,992
Administration fees	15,042
Custodian and accounting fees	13,650
Distribution and service fees—Class B	9,913,586
Audit and tax services	17,443
Legal	22,509
Trustees’ fees and expenses	35,665
Miscellaneous	7,021
Total expenses	12,305,908
Net Investment Income	136,699,341
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Affiliated investments	(35,728,060)
Capital gain distributions from Underlying Portfolios	335,136,794
Net realized gain (loss)	299,408,734
Net change in unrealized appreciation (depreciation) on affiliated investments	103,010,073
Net realized and unrealized gain (loss)	402,418,807
Net Increase (Decrease) in Net Assets From Operations	$539,118,148
See accompanying notes to financial statements.
BHFTII-101

Brighthouse Funds Trust II
Brighthouse Asset Allocation 80 Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$136,699,341	$113,874,224
Net realized gain (loss)	299,408,734	169,378,958
Net change in unrealized appreciation (depreciation)	103,010,073	1,023,923,591
Increase (decrease) in net assets from operations	539,118,148	1,307,176,773
From Distributions to Shareholders
Class A	(16,368,965)	(63,726,018)
Class B	(268,266,939)	(1,136,911,895)
Total distributions	(284,635,904)	(1,200,637,913)
Increase (decrease) in net assets from capital share transactions	(292,521,882)	292,332,472
Total increase (decrease) in net assets	(38,039,638)	398,871,332
Net Assets
Beginning of period	8,413,261,704	8,014,390,372
End of period	$8,375,222,066	$8,413,261,704

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023
	Shares	Value	Shares	Value
Class A
Sales	599,415	$6,568,516	870,173	$9,136,688
Reinvestments	1,486,736	16,368,965	6,385,373	63,726,018
Redemptions	(1,793,781)	(19,744,756)	(4,701,173)	(48,895,424)
Net increase (decrease)	292,370	$3,192,725	2,554,373	$23,967,282
Class B
Sales	2,469,693	$26,947,568	8,334,892	$86,368,913
Reinvestments	24,521,658	268,266,939	114,608,054	1,136,911,895
Redemptions	(54,054,497)	(590,929,114)	(91,459,986)	(954,915,618)
Net increase (decrease)	(27,063,146)	$(295,714,607)	31,482,960	$268,365,190
Increase (decrease) derived from capital shares transactions		$(292,521,882)		$292,332,472
See accompanying notes to financial statements.
BHFTII-102

Brighthouse Funds Trust II
Brighthouse Asset Allocation 80 Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$10.66	$10.61	$14.67	$13.91	$13.48	$12.36
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.20	0.17	0.19	0.16	0.25	0.24
Net realized and unrealized gain (loss)	0.53	1.57	(2.81)	1.86	1.68	2.57
Total income (loss) from investment operations	0.73	1.74	(2.62)	2.02	1.93	2.81
Less Distributions
Distributions from net investment income	(0.18)	(0.37)	(0.26)	(0.28)	(0.27)	(0.28)
Distributions from net realized capital gains	(0.23)	(1.32)	(1.18)	(0.98)	(1.23)	(1.41)
Total distributions	(0.41)	(1.69)	(1.44)	(1.26)	(1.50)	(1.69)
Net Asset Value, End of Period	$10.98	$10.66	$10.61	$14.67	$13.91	$13.48
Total Return (%) (b)	6.81 (c)	17.51	(17.71)	14.87	17.01	24.04
Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (d)	0.06 (e)	0.06	0.06	0.06	0.06	0.06
Ratio of net investment income (loss) to average net assets (%) (f)	1.74 (g)	1.64	1.62	1.08	2.01	1.82
Portfolio turnover rate (%)	7 (c)	8	14	10	12	13
Net assets, end of period (in millions)	$456.2	$440.1	$410.6	$522.1	$484.8	$439.2

	Class B
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$10.59	$10.54	$14.58	$13.82	$13.41	$12.30
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.18	0.14	0.16	0.12	0.22	0.21
Net realized and unrealized gain (loss)	0.53	1.57	(2.80)	1.87	1.66	2.55
Total income (loss) from investment operations	0.71	1.71	(2.64)	1.99	1.88	2.76
Less Distributions
Distributions from net investment income	(0.16)	(0.34)	(0.22)	(0.25)	(0.24)	(0.24)
Distributions from net realized capital gains	(0.23)	(1.32)	(1.18)	(0.98)	(1.23)	(1.41)
Total distributions	(0.39)	(1.66)	(1.40)	(1.23)	(1.47)	(1.65)
Net Asset Value, End of Period	$10.91	$10.59	$10.54	$14.58	$13.82	$13.41
Total Return (%) (b)	6.60 (c)	17.30	(17.97)	14.71	16.59	23.73
Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (d)	0.31 (e)	0.31	0.31	0.31	0.31	0.31
Ratio of net investment income (loss) to average net assets (%) (f)	1.46 (g)	1.38	1.37	0.83	1.76	1.58
Portfolio turnover rate (%)	7 (c)	8	14	10	12	13
Net assets, end of period (in millions)	$7,919.0	$7,973.2	$7,603.8	$10,335.0	$10,204.2	$9,862.7

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	The ratio of operating expenses to average net assets does not include expenses of the Underlying Portfolios in which the Asset AllocationPortfolio invests.
(e)	Computed on an annualized basis.
(f)	Recognition of net investment income by the Asset Allocation Portfolio is affected by the timing of the declaration of dividends by the Underlying Portfolios in which it invests.
(g)	The income earned by the Asset Allocation Portfolio through the investments in Underlying Portfolios is not annualized.
See accompanying notes to financial statements.
BHFTII-103

Brighthouse Funds Trust II
Brighthouse/Artisan Mid Cap Value Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—96.7% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 1.5%
CAE, Inc. (a)	582,023	$10,813,987
Air Freight & Logistics — 2.0%
Expeditors International of Washington, Inc. (b)	120,554	15,043,934
Automobile Components — 2.7%
BorgWarner, Inc.	227,313	7,328,571
Gentex Corp. (b)	387,633	13,067,109
		20,395,680
Banks — 10.1%
Fifth Third Bancorp (b)	448,831	16,377,843
First Citizens BancShares, Inc. - Class A	19,271	32,444,848
M&T Bank Corp.	103,675	15,692,248
WaFd, Inc.	367,774	10,510,981
		75,025,920
Capital Markets — 2.2%
Moelis & Co. - Class A (b)	290,213	16,501,511
Consumer Staples Distribution & Retail — 4.7%
Dollar General Corp.	68,172	9,014,384
Kroger Co.	297,616	14,859,967
Sysco Corp. (b)	159,445	11,382,778
		35,257,129
Distributors — 1.8%
LKQ Corp. (b)	313,619	13,043,414
Electric Utilities — 4.1%
Alliant Energy Corp. (b)	274,543	13,974,239
OGE Energy Corp. (b)	459,317	16,397,617
		30,371,856
Electrical Equipment — 2.0%
nVent Electric PLC	190,178	14,569,537
Electronic Equipment, Instruments & Components — 3.2%
Vontier Corp. (b)	618,876	23,641,063
Energy Equipment & Services — 2.5%
NOV, Inc.	957,511	18,202,284
Entertainment — 2.9%
Electronic Arts, Inc.	97,824	13,629,818
Warner Bros Discovery, Inc. (a)	1,023,592	7,615,524
		21,245,342
Financial Services — 2.2%
Corebridge Financial, Inc.	552,926	16,101,205
Food Products — 2.1%
Tyson Foods, Inc. - Class A	276,538	15,801,381
Ground Transportation — 3.0%
U-Haul Holding Co. (a) (b)	7,472	461,247
Security Description	Shares	Value
Ground Transportation—(Continued)
U-Haul Holding Co. (Non-Voting Shares) (b)	364,617	$21,884,312
		22,345,559
Health Care Equipment & Supplies — 3.8%
Baxter International, Inc.	444,099	14,855,111
Dentsply Sirona, Inc. (b)	532,103	13,254,686
		28,109,797
Health Care Providers & Services — 2.1%
Centene Corp. (a)	234,581	15,552,720
Hotels, Restaurants & Leisure — 6.4%
Expedia Group, Inc. (a)	148,729	18,738,367
Marriott International, Inc. - Class A	55,729	13,473,600
Vail Resorts, Inc. (b)	83,546	15,049,141
		47,261,108
Insurance — 6.4%
Arch Capital Group Ltd. (a) (b)	191,442	19,314,584
Globe Life, Inc.	187,214	15,403,968
Progressive Corp.	62,923	13,069,736
		47,788,288
Interactive Media & Services — 1.6%
IAC, Inc. (a) (b)	251,603	11,787,601
Life Sciences Tools & Services — 3.6%
Bio-Rad Laboratories, Inc. - Class A (a) (b)	41,348	11,292,552
Waters Corp. (a) (b)	53,463	15,510,686
		26,803,238
Machinery — 1.9%
Otis Worldwide Corp. (b)	148,694	14,313,285
Media — 6.4%
Cable One, Inc. (b)	34,953	12,373,362
News Corp. - Class A	767,870	21,170,176
Omnicom Group, Inc. (b)	152,315	13,662,655
		47,206,193
Professional Services — 1.4%
Genpact Ltd.	332,759	10,711,512
Retail REITs — 2.0%
NNN REIT, Inc. (b)	343,311	14,625,049
Semiconductors & Semiconductor Equipment — 4.6%
Analog Devices, Inc.	148,619	33,923,773
Software — 1.8%
Check Point Software Technologies Ltd. (a)	83,146	13,719,090
Specialized REITs — 4.6%
Lamar Advertising Co. - Class A (b)	185,178	22,134,326
Public Storage	41,293	11,877,932
		34,012,258
See accompanying notes to financial statements.
BHFTII-104

Brighthouse Funds Trust II
Brighthouse/Artisan Mid Cap Value Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—(Continued)
Security Description	Shares/ Principal Amount*	Value
Specialty Retail — 1.6%
AutoNation, Inc. (a)	76,698	$12,224,127
Technology Hardware, Storage & Peripherals — 1.5%
NetApp, Inc.	83,985	10,817,268
Total Common Stocks (Cost $531,832,344)		717,215,109

Escrow Shares—0.0%
Wireless Telecommunication Services — 0.0%
GCI Liberty, Inc. (a) (c) (d) (Cost $0)	108,185	0

Short-Term Investments—3.4%
Repurchase Agreement—3.4%
Fixed Income Clearing Corp.
Repurchase Agreement dated 06/28/24 at 4.250%, due on 07/01/24, with a maturity value of $24,941,929; collateralized by U.S. Treasury Note at 4.875%, maturing 04/30/26, with a market value of $25,431,928	24,933,098	24,933,098
Total Short-Term Investments (Cost $24,933,098)		24,933,098

Securities Lending Reinvestments (e)—12.1%
Certificates of Deposit—1.8%
Bank of America NA
5.540%, SOFR + 0.200%, 11/22/24 (f)	1,000,000	1,000,533
Bank of Montreal
5.540%, SOFR + 0.200%, 12/17/24 (f)	1,000,000	1,000,000
BNP Paribas SA
5.560%, SOFR + 0.220%, 11/07/24 (f)	1,000,000	1,000,141
Credit Agricole Corp. & Investment Bank (NY)
5.590%, SOFR + 0.250%, 11/05/24 (f)	1,000,000	1,000,282
DZ Bank AG (NY)
5.550%, SOFR + 0.210%, 10/28/24 (f)	1,000,000	1,000,066
Mizuho Bank Ltd.
5.570%, SOFR + 0.230%, 11/12/24 (f)	1,000,000	1,000,259
Nordea Bank Abp
5.460%, SOFR + 0.120%, 07/15/24 (f)	2,000,000	2,000,034
5.540%, SOFR + 0.200%, 10/21/24 (f)	1,000,000	1,000,218
Oversea-Chinese Banking Corp. Ltd.
5.460%, SOFR + 0.120%, 07/19/24 (f)	2,000,000	1,999,944
Royal Bank of Canada
5.880%, FEDEFF PRV + 0.550%, 09/20/24 (f)	1,000,000	1,000,772
Westpac Banking Corp.
5.670%, SOFR + 0.330%, 04/28/25 (f)	1,500,000	1,500,490
		13,502,739
Commercial Paper—0.3%
Australia & New Zealand Banking Group, Ltd.
5.520%, SOFR + 0.180%, 12/17/24 (f)	1,000,000	999,799
Security Description	Principal Amount*	Value
Commercial Paper—(Continued)
ING U.S. Funding LLC
5.550%, SOFR + 0.210%, 10/24/24 (f)	1,000,000	$1,000,192
		1,999,991
Repurchase Agreements—8.7%
Bank of Montreal
Repurchase Agreement dated 06/28/24 at 5.460%, due on 07/01/24 with a maturity value of $2,000,910; collateralized by U.S. Treasury Obligations with rates ranging from 0.750% - 5.555%, maturity dates ranging from 01/31/26 - 11/15/53, and various Common Stock with an aggregate market value of $2,119,956	2,000,000	2,000,000
Bank of Nova Scotia
Repurchase Agreement dated 06/28/24 at 5.450%, due on 07/01/24 with a maturity value of $8,003,633; collateralized by various Common Stock with an aggregate market value of $8,921,102	8,000,000	8,000,000
Repurchase Agreement dated 06/28/24 at 5.480%, due on 07/01/24 with a maturity value of $3,201,461; collateralized by various Common Stock with an aggregate market value of $3,568,441	3,200,000	3,200,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 06/28/24 at 5.620%, due on 08/02/24 with a maturity value of $4,021,856; collateralized by various Common Stock with an aggregate market value of $4,400,003	4,000,000	4,000,000
Repurchase Agreement dated 06/28/24 at 5.870%, due on 12/30/24 with a maturity value of $2,060,331; collateralized by various Common Stock with an aggregate market value of $2,200,000	2,000,000	2,000,000
National Bank of Canada
Repurchase Agreement dated 06/28/24 at 5.450%, due on 07/05/24 with a maturity value of $5,105,405; collateralized by various Common Stock with an aggregate market value of $5,688,971	5,100,000	5,100,000
Repurchase Agreement dated 06/28/24 at 5.470%, due on 07/01/24 with a maturity value of $2,000,912; collateralized by various Common Stock with an aggregate market value of $2,231,001	2,000,000	2,000,000
NatWest Markets Securities, Inc.
Repurchase Agreement dated 06/28/24 at 5.310%, due on 07/01/24 with a maturity value of $18,700,246; collateralized by U.S. Treasury Obligations with rates ranging from 0.875% - 4.875%, maturity dates ranging from 12/31/25 - 11/15/30, and an aggregate market value of $19,074,264	18,691,975	18,691,975
NBC Global Finance Ltd.
Repurchase Agreement dated 06/28/24 at 5.490%, due on 07/01/24 with a maturity value of $9,004,118; collateralized by various Common Stock with an aggregate market value of $10,039,539	9,000,000	9,000,000
Royal Bank of Canada Toronto
Repurchase Agreement dated 06/28/24 at 5.590%, due on 08/02/24 with a maturity value of $1,005,435; collateralized by various Common Stock with an aggregate market value of $1,111,284	1,000,000	1,000,000
See accompanying notes to financial statements.
BHFTII-105

Brighthouse Funds Trust II
Brighthouse/Artisan Mid Cap Value Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Securities Lending Reinvestments (e)—(Continued)
Security Description	Principal Amount*/ Shares	Value
Repurchase Agreements—(Continued)
TD Prime Services LLC
Repurchase Agreement dated 06/28/24 at 5.420%, due on 07/01/24 with a maturity value of $10,004,517; collateralized by various Common Stock with an aggregate market value of $11,004,968	10,000,000	$10,000,000
		64,991,975

Mutual Funds—1.3%
AB Government Money Market, Institutional Class, 5.220% (g)	510,000	510,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 5.180% (g)	1,000,000	1,000,000
Fidelity Investments Money Market Government Portfolio, Class I, 5.210% (g)	1,000,000	1,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares, 5.220% (g)	3,000,000	3,000,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares, 5.230% (g)	1,000,000	1,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.250% (g)	1,000,000	1,000,000
STIT-Government & Agency Portfolio, Institutional Class, 5.230% (g)	2,000,000	2,000,000
		9,510,000
Total Securities Lending Reinvestments (Cost $90,001,975)		90,004,705
Total Investments—112.2% (Cost $646,767,417)		832,152,912
Other assets and liabilities (net)—(12.2)%		(90,564,033)
Net Assets—100.0%		$741,588,879

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of June 30, 2024, the market value of securities loaned was $126,690,249 and the collateral received consisted of cash in the amount of $90,001,975 and non-cash collateral with a value of $38,855,385. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and
Liabilities.

(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of June 30, 2024, these securities represent 0.0% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	Represents investment of cash collateral received from securities on loan as of June 30, 2024.
(f)
Variable or floating rate security. The stated rate represents the rate at June 30, 2024. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(g)	The rate shown represents the annualized seven-day yield as of June 30, 2024.
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2024 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$54,872,461	$0	$99,108,129
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2024
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(90,001,975)	$—	$—	$—	$(90,001,975)
Gross amount of recognized liabilities for securities lending transactions					$(90,001,975)
See accompanying notes to financial statements.
BHFTII-106

Brighthouse Funds Trust II
Brighthouse/Artisan Mid Cap Value Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$717,215,109	$—	$—	$717,215,109
Total Escrow Shares*	—	—	0	0
Total Short-Term Investments*	—	24,933,098	—	24,933,098
Securities Lending Reinvestments
Certificates of Deposit	—	13,502,739	—	13,502,739
Commercial Paper	—	1,999,991	—	1,999,991
Repurchase Agreements	—	64,991,975	—	64,991,975
Mutual Funds	9,510,000	—	—	9,510,000
Total Securities Lending Reinvestments	9,510,000	80,494,705	—	90,004,705
Total Investments	$726,725,109	$105,427,803	$0	$832,152,912
Collateral for Securities Loaned (Liability)	$—	$(90,001,975)	$—	$(90,001,975)

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended June 30, 2024 is not presented.
Tax Cost Basis
The cost basis of investments for federal income tax purposes at June 30, 2024 was as follows:
Cost basis of investments	$647,346,797
Gross unrealized appreciation	235,433,792
Gross unrealized (depreciation)	(50,627,677)
Net unrealized appreciation (depreciation)	$184,806,115
See accompanying notes to financial statements.
BHFTII-107

Brighthouse Funds Trust II
Brighthouse/Artisan Mid Cap Value Portfolio
Statement of Assets and Liabilities

June 30, 2024 (Unaudited)
Assets
Investments at value (a) (b)	$832,152,912
Cash	3,528
Receivable for:
Investments sold	703,453
Fund shares sold	610,428
Dividends and interest	671,939
Prepaid expenses	5,873
Total Assets	834,148,133
Liabilities
Collateral for securities loaned	90,001,975
Payable for:
Investments purchased	1,543,559
Fund shares redeemed	218,236
Accrued Expenses:
Management fees	438,787
Distribution and service fees	56,955
Deferred trustees’ fees	187,044
Other expenses	112,698
Total Liabilities	92,559,254
Net Assets	$741,588,879
Net Assets Consist of:
Paid in surplus	$513,072,844
Distributable earnings (Accumulated losses)	228,516,035
Net Assets	$741,588,879
Net Assets
Class A	$444,768,917
Class B	249,801,434
Class E	47,018,528
Capital Shares Outstanding*
Class A	2,272,467
Class B	1,363,323
Class E	248,241
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$195.72
Class B	183.23
Class E	189.41

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $646,767,417.
(b)	Includes securities loaned at value of $126,690,249.
Statement of Operations

Six Months Ended June 30, 2024 (Unaudited)
Investment Income
Dividends	$6,551,718
Interest	480,966
Securities lending income	82,841
Total investment income	7,115,525
Expenses
Management fees	3,128,116
Administration fees	21,624
Custodian and accounting fees	23,416
Distribution and service fees—Class B	324,872
Distribution and service fees—Class E	36,784
Audit and tax services	24,379
Legal	22,509
Trustees’ fees and expenses	35,664
Shareholder reporting	31,422
Insurance	3,239
Miscellaneous	6,932
Total expenses	3,658,957
Less management fee waiver	(369,899)
Net expenses	3,289,058
Net Investment Income	3,826,467
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investments	40,068,801
Net change in unrealized appreciation (depreciation) on investments	(41,557,920)
Net realized and unrealized gain (loss)	(1,489,119)
Net Increase (Decrease) in Net Assets From Operations	$2,337,348
See accompanying notes to financial statements.
BHFTII-108

Brighthouse Funds Trust II
Brighthouse/Artisan Mid Cap Value Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$3,826,467	$9,036,199
Net realized gain (loss)	40,068,801	68,910,923
Net change in unrealized appreciation (depreciation)	(41,557,920)	52,226,660
Increase (decrease) in net assets from operations	2,337,348	130,173,782
From Distributions to Shareholders
Class A	(45,406,384)	(62,025,079)
Class B	(26,550,970)	(37,339,491)
Class E	(4,906,125)	(6,880,844)
Total distributions	(76,863,479)	(106,245,414)
Increase (decrease) in net assets from capital share transactions	28,850,520	7,615,109
Total increase (decrease) in net assets	(45,675,611)	31,543,477
Net Assets
Beginning of period	787,264,490	755,721,013
End of period	$741,588,879	$787,264,490

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023
	Shares	Value	Shares	Value
Class A
Sales	10,852	$2,320,971	27,853	$5,759,736
Reinvestments	232,341	45,406,384	314,784	62,025,079
Redemptions	(112,908)	(24,743,363)	(311,887)	(65,909,261)
Net increase (decrease)	130,285	$22,983,992	30,750	$1,875,554
Class B
Sales	14,608	$2,944,644	28,325	$5,709,537
Reinvestments	145,103	26,550,970	201,020	37,339,491
Redemptions	(118,999)	(24,473,060)	(186,662)	(37,034,794)
Net increase (decrease)	40,712	$5,022,554	42,683	$6,014,234
Class E
Sales	2,119	$448,023	2,019	$416,738
Reinvestments	25,939	4,906,125	35,963	6,880,844
Redemptions	(21,399)	(4,510,174)	(37,066)	(7,572,261)
Net increase (decrease)	6,659	$843,974	916	$(274,679)
Increase (decrease) derived from capital shares transactions		$28,850,520		$7,615,109
See accompanying notes to financial statements.
BHFTII-109

Brighthouse Funds Trust II
Brighthouse/Artisan Mid Cap Value Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$217.38	$212.25	$290.67	$236.08	$229.44	$211.86
Income (Loss) from Investment Operations
Net investment income (loss) (a)	1.19	2.69	2.19	2.42	2.44	2.34
Net realized and unrealized gain (loss)	(0.63)	33.45	(39.64)	60.63	10.26	45.48
Total income (loss) from investment operations	0.56	36.14	(37.45)	63.05	12.70	47.82
Less Distributions
Distributions from net investment income	(2.72)	(1.92)	(2.54)	(2.58)	(1.90)	(1.85)
Distributions from net realized capital gains	(19.50)	(29.09)	(38.43)	(5.88)	(4.16)	(28.39)
Total distributions	(22.22)	(31.01)	(40.97)	(8.46)	(6.06)	(30.24)
Net Asset Value, End of Period	$195.72	$217.38	$212.25	$290.67	$236.08	$229.44
Total Return (%) (b)	0.28 (c)	18.53	(12.62)	26.91	6.25	23.75
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.86 (d)	0.86	0.85	0.85	0.87	0.86
Net ratio of expenses to average net assets (%) (e)	0.77 (d)	0.77	0.76	0.77	0.78	0.81
Ratio of net investment income (loss) to average net assets (%)	1.10 (d)	1.28	0.91	0.88	1.25	1.03
Portfolio turnover rate (%)	7 (c)	21	20	12	44	15
Net assets, end of period (in millions)	$444.8	$465.7	$448.2	$589.4	$564.1	$546.9

	Class B
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$204.64	$201.42	$278.02	$226.22	$220.07	$204.18
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.86	2.05	1.51	1.65	1.88	1.70
Net realized and unrealized gain (loss)	(0.58)	31.59	(37.89)	58.07	9.79	43.77
Total income (loss) from investment operations	0.28	33.64	(36.38)	59.72	11.67	45.47
Less Distributions
Distributions from net investment income	(2.19)	(1.33)	(1.79)	(2.04)	(1.36)	(1.19)
Distributions from net realized capital gains	(19.50)	(29.09)	(38.43)	(5.88)	(4.16)	(28.39)
Total distributions	(21.69)	(30.42)	(40.22)	(7.92)	(5.52)	(29.58)
Net Asset Value, End of Period	$183.23	$204.64	$201.42	$278.02	$226.22	$220.07
Total Return (%) (b)	0.15 (c)	18.24	(12.84)	26.59	5.98	23.44
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.11 (d)	1.11	1.10	1.10	1.12	1.11
Net ratio of expenses to average net assets (%) (e)	1.02 (d)	1.02	1.01	1.02	1.03	1.06
Ratio of net investment income (loss) to average net assets (%)	0.85 (d)	1.03	0.66	0.63	1.00	0.78
Portfolio turnover rate (%)	7 (c)	21	20	12	44	15
Net assets, end of period (in millions)	$249.8	$270.7	$257.8	$340.4	$318.9	$323.0
Please see  following page for Financial Highlights footnote legend.
See accompanying notes to financial statements.
BHFTII-110

Brighthouse Funds Trust II
Brighthouse/Artisan Mid Cap Value Portfolio
Financial Highlights
Selected per share data
	Class E
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$210.90	$206.73	$284.18	$231.04	$224.61	$207.89
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.99	2.31	1.79	1.95	2.12	1.95
Net realized and unrealized gain (loss)	(0.59)	32.50	(38.74)	59.32	10.02	44.61
Total income (loss) from investment operations	0.40	34.81	(36.95)	61.27	12.14	46.56
Less Distributions
Distributions from net investment income	(2.39)	(1.55)	(2.07)	(2.25)	(1.55)	(1.45)
Distributions from net realized capital gains	(19.50)	(29.09)	(38.43)	(5.88)	(4.16)	(28.39)
Total distributions	(21.89)	(30.64)	(40.50)	(8.13)	(5.71)	(29.84)
Net Asset Value, End of Period	$189.41	$210.90	$206.73	$284.18	$231.04	$224.61
Total Return (%) (b)	0.20 (c)	18.35	(12.75)	26.71	6.09	23.56
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.01 (d)	1.01	1.00	1.00	1.02	1.01
Net ratio of expenses to average net assets (%) (e)	0.92 (d)	0.92	0.91	0.92	0.93	0.96
Ratio of net investment income (loss) to average net assets (%)	0.95 (d)	1.13	0.76	0.73	1.10	0.88
Portfolio turnover rate (%)	7 (c)	21	20	12	44	15
Net assets, end of period (in millions)	$47.0	$51.0	$49.8	$65.7	$64.3	$65.8

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements).
See accompanying notes to financial statements.
BHFTII-111

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—98.7% of Net Assets

Security Description	Shares	Value

Australia — 6.5%
Accent Group Ltd.	97,699	$125,816
Adairs Ltd.	42,421	52,173
Ainsworth Game Technology Ltd. (a)	51,616	31,306
Alkane Resources Ltd. (a)	122,642	40,594
Alliance Aviation Services Ltd. (a)	6,026	12,459
Altium Ltd.	2,086	94,605
Alumina Ltd. (a)	273,675	307,528
AMA Group Ltd. (a)	332,422	9,555
Amotiv Ltd.	43,884	305,766
AMP Ltd.	476,602	346,703
Ansell Ltd.	25,149	444,329
Appen Ltd. (a)	21,547	6,717
Arafura Rare Earths Ltd. (a)	376,915	43,982
ARB Corp. Ltd.	22,457	563,436
Argosy Minerals Ltd. (a)	61,527	3,747
ARN Media Ltd.	82,651	34,480
Articore Group Ltd. (a)	43,202	11,946
AUB Group Ltd.	26,746	566,918
Audinate Group Ltd. (a)	14,833	155,845
Aurelia Metals Ltd. (a)	407,982	51,652
Aussie Broadband Ltd. (a)	38,030	87,497
Austal Ltd.	105,389	174,862
Australian Agricultural Co. Ltd. (a)	78,371	75,978
Australian Clinical Labs Ltd.	26,737	44,806
Australian Ethical Investment Ltd.	7,596	21,902
Australian Finance Group Ltd.	54,872	50,484
Australian Strategic Materials Ltd. (a)	39,545	20,556
Auswide Bank Ltd.	11,793	28,096
AVJennings Ltd. (a)	14,202	2,709
AVZ Minerals Ltd. (a) (b) (c)	403,512	42,308
Baby Bunting Group Ltd.	24,951	25,680
Bank of Queensland Ltd.	127,227	492,058
Bapcor Ltd.	85,877	295,794
Beach Energy Ltd.	317,481	315,501
Bega Cheese Ltd.	82,207	232,936
Bellevue Gold Ltd. (a)	246,272	289,934
Black Rock Mining Ltd. (a)	79,829	3,088
Boss Energy Ltd. (a)	104,568	285,934
Bravura Solutions Ltd. (a)	144,124	103,801
Breville Group Ltd.	25,536	462,111
Brickworks Ltd.	12,229	213,423
Bubs Australia Ltd. (a)	46,469	4,029
Calidus Resources Ltd. (a)	51,482	3,919
Capitol Health Ltd.	260,324	54,590
Capral Ltd.	5,292	32,263
Capricorn Metals Ltd. (a)	63,797	201,620
Carnarvon Energy Ltd. (a)	136,527	17,836
Cash Converters International Ltd.	152,939	22,408
Catapult Group International Ltd. (a)	33,605	42,426
Cedar Woods Properties Ltd.	19,138	60,383
Centrebet International Ltd. (a)	9,600	0
Cettire Ltd. (a)	38,961	30,148
Challenger Ltd.	80,750	377,249
Champion Iron Ltd.	70,983	302,684
Chrysos Corp. Ltd. (a)	5,357	20,338
City Chic Collective Ltd. (a)	71,175	5,950
Security Description	Shares	Value
Australia — (Continued)
Clinuvel Pharmaceuticals Ltd.	9,453	$96,706
Clover Corp. Ltd.	39,945	13,323
Coast Entertainment Holdings Ltd. (a)	113,950	34,907
Codan Ltd.	31,190	250,084
Collins Foods Ltd.	30,579	184,807
Cooper Energy Ltd. (a)	753,059	113,414
Core Lithium Ltd. (a)	66,314	4,097
Coronado Global Resources, Inc.	35,284	27,770
Corporate Travel Management Ltd.	28,366	249,621
Credit Corp. Group Ltd.	20,160	200,205
Data#3 Ltd.	49,016	272,769
De Grey Mining Ltd. (a)	411,859	310,530
Deep Yellow Ltd. (a)	29,847	26,471
Deterra Royalties Ltd.	32,220	85,724
Develop Global Ltd. (a)	8,766	12,646
Dicker Data Ltd.	14,945	95,947
Domain Holdings Australia Ltd.	72,641	147,064
Domino's Pizza Enterprises Ltd.	13,284	316,777
Downer EDI Ltd.	150,888	464,824
Duratec Ltd.	11,217	9,181
Eagers Automotive Ltd.	35,943	253,240
Elanor Investor Group	5,934	3,900
Elders Ltd.	48,010	261,220
Elixir Energy Ltd. (a)	29,923	1,837
Emeco Holdings Ltd.	105,907	50,239
Emerald Resources NL (a)	94,981	221,142
EML Payments Ltd. (a)	62,760	38,828
Energy Transition Minerals Ltd. (a)	349,524	5,103
Energy World Corp. Ltd. (a)	472,609	2,485
EQT Holdings Ltd.	5,248	112,030
Euroz Hartleys Group Ltd.	24,476	13,843
EVT Ltd.	28,526	219,855
Fiducian Group Ltd.	3,121	15,480
Finbar Group Ltd. (a)	6,909	3,868
Firefinch Ltd. (a) (b) (c)	39,761	995
FleetPartners Group Ltd. (a)	82,973	198,048
Fleetwood Ltd.	35,042	36,204
Flight Centre Travel Group Ltd.	34,913	468,514
Frontier Digital Ventures Ltd. (a)	10,683	3,097
G8 Education Ltd.	241,144	190,586
Galan Lithium Ltd. (a)	38,456	4,334
Gold Road Resources Ltd.	246,862	278,585
GR Engineering Services Ltd.	5,075	7,261
GrainCorp Ltd. - Class A	58,664	347,011
Grange Resources Ltd.	120,000	28,764
GWA Group Ltd.	64,632	103,267
Hansen Technologies Ltd.	51,497	155,987
Harvey Norman Holdings Ltd.	35,873	99,363
Healius Ltd. (a)	195,166	194,277
Helia Group Ltd.	88,585	228,571
HUB24 Ltd.	19,005	586,537
Humm Group Ltd.	117,530	31,741
IDM International Ltd. (a) (b) (c)	1,969	0
IDP Education Ltd.	21,003	211,700
Iluka Resources Ltd.	32,765	142,379
Imdex Ltd.	138,217	205,390
See accompanying notes to financial statements.
BHFTII-112

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Australia — (Continued)
Immutep Ltd. (ADR) (a)	8,886	$17,861
Incitec Pivot Ltd.	6,974	13,442
Infomedia Ltd.	109,692	122,867
Inghams Group Ltd.	86,621	209,104
Insignia Financial Ltd.	191,262	290,639
Integral Diagnostics Ltd.	46,831	83,397
ioneer Ltd. (a)	304,527	30,396
IPH Ltd.	64,147	267,509
IRESS Ltd. (a)	41,461	221,461
IVE Group Ltd.	19,754	26,029
Johns Lyng Group Ltd.	45,109	170,636
Jumbo Interactive Ltd.	12,118	140,079
Jupiter Mines Ltd.	439,415	92,436
Kelsian Group Ltd.	24,386	83,403
Kogan.com Ltd.	17,121	47,636
Lendlease Corp. Ltd.	75,043	269,341
Leo Lithium Ltd. (a) (b) (c)	28,400	1,705
Lifestyle Communities Ltd.	24,327	202,252
Lindsay Australia Ltd.	16,049	9,428
Lovisa Holdings Ltd.	13,735	298,756
Lycopodium Ltd.	6,179	52,624
MA Financial Group Ltd.	14,408	43,035
Macmahon Holdings Ltd.	380,170	73,441
Macquarie Technology Group Ltd. (a)	1,322	83,327
Mader Group Ltd.	3,508	14,695
Magellan Financial Group Ltd.	22,860	127,620
Mayne Pharma Group Ltd. (a)	22,607	71,020
McMillan Shakespeare Ltd.	20,041	234,501
McPherson's Ltd.	39,600	10,869
Megaport Ltd. (a)	25,601	190,050
Mesoblast Ltd. (a)	66,849	44,292
Metals X Ltd. (a)	147,577	41,278
Metcash Ltd.	172,096	406,278
Michael Hill International Ltd.	82,929	25,208
MMA Offshore Ltd. (a)	78,350	134,874
Monadelphous Group Ltd.	32,335	275,506
Monash IVF Group Ltd.	73,577	62,907
Mount Gibson Iron Ltd. (a)	158,334	43,294
Myer Holdings Ltd.	234,884	128,616
MyState Ltd.	25,651	64,097
Nanosonics Ltd. (a)	62,508	124,074
Navigator Global Investments Ltd.	52,466	70,985
Netwealth Group Ltd.	28,212	415,174
New Hope Corp. Ltd.	120,389	391,267
nib holdings Ltd.	121,489	595,219
Nick Scali Ltd.	22,794	209,267
Nine Entertainment Co. Holdings Ltd.	208,760	194,147
Novonix Ltd. (a)	53,945	25,297
NRW Holdings Ltd.	134,771	276,586
Nufarm Ltd.	95,753	293,704
Nuix Ltd. (a)	8,673	17,741
Objective Corp. Ltd.	2,117	16,971
OceanaGold Corp.	194,311	445,990
OFX Group Ltd. (a)	76,506	112,796
Omni Bridgeway Ltd. (a)	75,128	55,794
oOh!media Ltd.	130,777	117,672
Security Description	Shares	Value
Australia — (Continued)
Orora Ltd.	395,438	$517,537
Pacific Current Group Ltd.	12,733	94,089
Pacific Smiles Group Ltd.	13,431	17,070
Paladin Energy Ltd. (a) (b) (c)	22,980	189,995
Panoramic Resources Ltd. (a) (b) (c)	278,314	2,414
Pantoro Ltd. (a)	260,554	16,567
Peet Ltd.	88,199	71,190
PeopleIN Ltd.	9,511	5,128
Perenti Ltd.	204,417	136,057
Perpetual Ltd.	22,553	320,465
Perseus Mining Ltd.	340,886	528,971
PEXA Group Ltd. (a)	21,038	192,508
Pinnacle Investment Management Group Ltd.	2,298	21,603
Platinum Asset Management Ltd.	124,443	86,296
PointsBet Holdings Ltd.	9,123	2,849
Praemium Ltd. (a)	98,955	33,349
Premier Investments Ltd.	17,241	358,116
Propel Funeral Partners Ltd.	9,117	34,972
PSC Insurance Group Ltd.	21,994	88,821
PWR Holdings Ltd.	16,772	122,802
QANTM Intellectual Property Ltd.	14,173	17,115
Ramelius Resources Ltd.	236,020	299,300
Red 5 Ltd. (a)	1,486,776	353,728
Regis Healthcare Ltd.	32,213	93,641
Regis Resources Ltd. (a)	214,118	248,189
Reject Shop Ltd.	12,421	28,044
Resolute Mining Ltd. (a)	677,338	232,902
Retail Food Group Ltd. (a)	218,228	11,683
Ridley Corp. Ltd.	96,057	136,272
RPMGlobal Holdings Ltd. (a)	32,785	62,662
Sandfire Resources Ltd. (a)	122,571	710,722
Select Harvests Ltd. (a)	34,996	91,738
Servcorp Ltd.	21,215	57,870
Service Stream Ltd.	154,571	131,755
Seven West Media Ltd. (a)	319,979	39,429
SG Fleet Group Ltd.	27,529	60,439
Shaver Shop Group Ltd.	18,090	14,118
Sigma Healthcare Ltd.	498,984	424,198
Silver Mines Ltd. (a)	84,025	8,686
SmartGroup Corp. Ltd.	33,331	187,105
SolGold PLC (a)	36,239	3,982
Solvar Ltd.	57,482	43,681
Southern Cross Media Group Ltd.	76,997	31,376
SRG Global Ltd.	42,479	23,603
St Barbara Ltd. (a)	208,312	27,503
Star Entertainment Group Ltd. (a)	653,049	211,699
Strandline Resources Ltd. (a) (b) (c)	43,753	1,051
Strike Energy Ltd. (a)	164,340	30,683
Sunland Group Ltd. (a) (b) (c)	40,150	723
Super Retail Group Ltd.	47,270	437,679
Superloop Ltd. (a)	79,390	85,158
Syrah Resources Ltd. (a)	206,663	48,930
Tabcorp Holdings Ltd.	406,397	189,667
Technology One Ltd.	27,289	337,075
Telix Pharmaceuticals Ltd. (a)	4,858	60,056
Temple & Webster Group Ltd. (a)	18,467	115,400
See accompanying notes to financial statements.
BHFTII-113

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Australia — (Continued)
Ten Sixty Four Ltd. (a) (b) (c)	60,972	$4,474
Terracom Ltd.	54,002	7,900
Tribune Resources Ltd.	2,377	5,232
Tuas Ltd. (a)	20,435	60,084
Tyro Payments Ltd. (a)	64,496	42,618
Ventia Services Group Pty. Ltd.	110,267	280,317
Virgin Australia Holdings Pty. Ltd. (a) (b) (c)	968,773	1
Vista Group International Ltd. (a)	33,201	45,757
Viva Energy Group Ltd.	106,372	223,408
Vulcan Energy Resources Ltd. (a)	9,635	24,049
Webjet Ltd. (a)	84,765	507,426
West African Resources Ltd. (a)	238,805	254,036
Westgold Resources Ltd.	123,130	196,940
Zip Co. Ltd. (a)	102,684	99,105
		32,836,007
Austria — 1.5%
Agrana Beteiligungs AG (d)	3,399	50,469
ams-OSRAM AG (a)	219,841	301,953
ANDRITZ AG	17,117	1,056,420
AT&S Austria Technologie & Systemtechnik AG (d)	5,424	124,928
A-TEC Industries AG (a) (b) (c)	1	0
BAWAG Group AG	18,118	1,143,382
CA Immobilien Anlagen AG (d)	8,328	275,985
DO & Co. AG	2,066	367,190
Eurotelesites AG (a)	6,880	26,970
EVN AG	6,679	213,126
FACC AG (a)	6,291	54,544
Immofinanz AG (a)	5,772	160,275
Kapsch TrafficCom AG (a)	1,870	18,033
Kontron AG	14,178	291,775
Lenzing AG (a) (d)	4,153	145,328
Mayr Melnhof Karton AG (d)	2,085	250,226
Oesterreichische Post AG (d)	4,583	146,921
Palfinger AG	4,392	104,234
POLYTEC Holding AG (a) (d)	6,228	22,237
Porr AG	2,768	41,399
Raiffeisen Bank International AG	670	11,596
Rosenbauer International AG (a) (d)	1,414	53,368
Schoeller-Bleckmann Oilfield Equipment AG (d)	2,803	113,274
Semperit AG Holding	2,077	24,138
Telekom Austria AG (a)	27,521	274,688
UBM Development AG (a)	1,083	24,716
UNIQA Insurance Group AG	31,178	265,326
Vienna Insurance Group AG Wiener Versicherung Gruppe	7,619	248,815
voestalpine AG	25,493	686,325
Wienerberger AG	26,096	864,173
Zumtobel Group AG	8,536	56,681
		7,418,495
Belgium — 1.6%
Ackermans & van Haaren NV	5,491	949,729
Ageas SA	5,576	254,747
AGFA-Gevaert NV (a) (d)	40,080	47,818
Atenor (a) (d)	6,098	38,532
Azelis Group NV	6,227	111,082
Security Description	Shares	Value
Belgium — (Continued)
Barco NV	19,609	$217,384
Bekaert SA	8,889	372,031
Biocartis Group NV (a) (b) (c)	16,240	0
bpost SA	18,928	61,109
Cie d'Entreprises CFE	2,249	17,944
Colruyt Group NV	11,650	556,265
Deceuninck NV	27,313	70,271
Deme Group NV	1,881	326,748
Econocom Group SA (a)	20,343	46,187
Elia Group SA	3,002	281,094
EVS Broadcast Equipment SA	3,873	120,153
Fagron	14,385	280,692
Galapagos NV (a)	9,086	226,242
Gimv NV	5,220	245,785
Greenyard NV	5,819	36,759
Immobel SA (d)	1,276	33,889
Ion Beam Applications (d)	6,507	83,487
Jensen-Group NV	1,035	45,668
Kinepolis Group NV (d)	3,776	137,654
Lotus Bakeries NV	77	793,673
MDxHealth SA (a)	843	2,015
Melexis NV (d)	5,164	441,308
Ontex Group NV (a) (d)	16,729	145,286
Orange Belgium SA (a)	4,348	69,580
Proximus SADP	28,286	224,946
Recticel SA (d)	11,526	153,312
Roularta Media Group NV	32	365
Sipef NV	1,593	93,802
Solvay SA (d)	11,546	405,154
Tessenderlo Group SA (d)	5,859	148,175
Umicore SA (d)	18,570	278,629
Van de Velde NV	1,970	64,982
VGP NV	1,667	186,129
Viohalco SA	22,715	139,369
What's Cooking BV (a)	153	11,893
X-Fab Silicon Foundries SE (a)	14,349	91,180
		7,811,068
Bermuda — 0.0%
Northern Ocean Ltd. (a)	29,554	20,444
Brazil — 0.1%
ERO Copper Corp. (a) (d)	13,490	288,329
Karoon Energy Ltd. (a)	216,834	264,578
		552,907
Burkina Faso — 0.1%
Endeavour Mining PLC (d)	9,468	200,011
IAMGOLD Corp. (a)	118,555	445,432
		645,443
Cambodia — 0.0%
NagaCorp Ltd. (a) (d)	254,719	124,936
Canada — 10.4%
5N Plus, Inc. (a)	33,732	154,353
See accompanying notes to financial statements.
BHFTII-114

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Canada — (Continued)
Acadian Timber Corp.	3,800	$47,582
ADF Group, Inc.	2,900	33,832
Advantage Energy Ltd. (a)	43,525	330,243
Aecon Group, Inc. (d)	17,346	215,296
Africa Oil Corp. (d)	57,099	101,840
Ag Growth International, Inc. (d)	5,820	223,432
AGF Management Ltd. - Class B	16,613	102,613
Aimia, Inc. (a)	24,635	48,620
Air Canada (a)	13,590	177,816
AirBoss of America Corp. (d)	3,761	15,835
Alamos Gold, Inc. - Class A	49,090	770,053
Alaris Equity Partners Income	2,655	30,683
Algoma Central Corp.	4,710	48,889
Algonquin Power & Utilities Corp. (d)	70,427	413,617
Altius Minerals Corp. (d)	10,760	166,664
Altus Group Ltd. (d)	10,588	390,999
Americas Gold & Silver Corp. (a) (d)	4,400	1,094
Amerigo Resources Ltd. (d)	35,000	39,655
Andlauer Healthcare Group, Inc. (d)	2,246	63,733
Andrew Peller Ltd. - Class A (d)	11,417	31,880
Aritzia, Inc. (a)	23,017	651,452
Ascot Resources Ltd. (a)	16,500	6,754
Atco Ltd. - Class I (d)	19,446	553,935
Athabasca Oil Corp. (a)	144,824	548,363
ATS Corp. (a)	20,733	670,918
Aurora Cannabis, Inc. (a)	872	4,029
AutoCanada, Inc. (a) (d)	6,228	87,544
B2Gold Corp.	294,847	794,835
Badger Infrastructure Solution	9,962	299,941
Ballard Power Systems, Inc. (a) (d)	37,678	84,775
Baytex Energy Corp. (d)	65,383	226,538
Birchcliff Energy Ltd. (d)	68,088	299,118
Bird Construction, Inc. (d)	18,612	364,880
Black Diamond Group Ltd.	19,812	117,304
BlackBerry Ltd. (a) (d)	54,069	134,091
BMTC Group, Inc.	5,387	54,341
Bombardier, Inc. - Class A (a)	284	18,250
Bombardier, Inc. - Class B (a)	3,364	215,726
Boralex, Inc. - Class A (d)	25,118	615,258
Boyd Group Services, Inc. (d)	4,537	852,215
Bridgemarq Real Estate Services	3,500	31,391
Brookfield Reinsurance Ltd. (a)	301	12,519
Calfrac Well Services Ltd. (a) (d)	3,087	9,590
Calian Group Ltd.	2,846	117,019
Canaccord Genuity Group, Inc.	27,412	169,515
Canada Goose Holdings, Inc. (a) (d)	14,525	187,812
Canadian Western Bank	24,440	774,977
Canfor Corp. (a)	15,511	164,515
Canfor Pulp Products, Inc. (a)	11,097	8,598
Capital Power Corp. (d)	31,332	892,975
Capstone Copper Corp. (a)	122,839	870,976
Cardinal Energy Ltd. (d)	32,459	158,967
Cascades, Inc.	20,426	134,825
Celestica, Inc. (a)	29,280	1,676,795
Centerra Gold, Inc.	50,985	342,869
CES Energy Solutions Corp. (d)	73,142	411,676
Security Description	Shares	Value
Canada — (Continued)
CI Financial Corp. (d)	26,100	$274,727
Cineplex, Inc. (a) (d)	6,558	39,404
Cipher Pharmaceuticals, Inc. (a)	2,300	13,786
Clairvest Group, Inc.	200	10,209
Cogeco Communications, Inc. (d)	3,380	127,462
Cogeco, Inc.	1,609	56,689
Colliers International Group, Inc.	1,897	211,800
Computer Modelling Group Ltd.	28,920	278,831
Converge Technology Solutions Corp.	3,570	11,221
Corby Spirit & Wine Ltd.	3,957	37,515
Corus Entertainment, Inc. - B Shares (d)	61,870	6,784
Crew Energy, Inc. (a) (d)	41,970	131,612
Cronos Group, Inc. (a)	20,813	48,494
Definity Financial Corp. (d)	9,869	324,482
Denison Mines Corp. (a)	149,571	299,568
Dexterra Group, Inc.	11,442	44,746
Doman Building Materials Group Ltd. (d)	19,304	97,645
Dorel Industries, Inc. - Class B (a) (d)	8,626	43,822
DREAM Unlimited Corp. - Class A	6,072	87,215
Dundee Precious Metals, Inc.	45,872	359,116
Dye & Durham Ltd. (d)	4,963	44,694
E-L Financial Corp. Ltd. (d)	677	546,949
Endeavour Silver Corp. (a) (d)	34,348	120,766
Enerflex Ltd.	29,289	158,001
Enghouse Systems Ltd.	12,678	279,592
Ensign Energy Services, Inc. (a) (d)	39,626	66,041
EQB, Inc.	8,098	551,922
Equinox Gold Corp. (a)	56,499	295,178
Evertz Technologies Ltd. (d)	8,149	73,863
Exchange Income Corp. (d)	5,351	176,874
Exco Technologies Ltd. (d)	7,732	44,932
Extendicare, Inc.	23,362	123,636
Fiera Capital Corp. (d)	22,157	126,977
Finning International, Inc.	38,632	1,132,656
Firm Capital Mortgage Investment Corp. (d)	9,574	76,281
First Majestic Silver Corp.	9,430	55,826
First Majestic Silver Corp. (d)	45,160	267,385
First Mining Gold Corp. (a)	50,000	4,569
First National Financial Corp. (d)	4,907	127,656
Fission Uranium Corp. (a) (d)	114,725	100,632
Fortuna Silver Mines, Inc. (a)	79,418	388,368
Freehold Royalties Ltd. (d)	35,012	348,572
Galiano Gold, Inc. (a)	23,027	39,555
Gamehost, Inc.	4,952	38,695
GDI Integrated Facility Services, Inc. (a) (d)	3,200	75,436
Gibson Energy, Inc. (d)	40,325	685,323
goeasy Ltd. (d)	3,895	561,224
GoGold Resources, Inc. (a)	28,473	27,889
GoldMoney, Inc. (a) (d)	2,199	12,522
Guardian Capital Group Ltd. - Class A	5,200	163,520
Haivision Systems, Inc. (a) (d)	4,800	14,070
Hanfeng Evergreen, Inc. (a) (b) (c)	12,100	0
Headwater Exploration, Inc. (d)	48,021	254,488
Heroux-Devtek, Inc. (a)	8,353	152,034
High Liner Foods, Inc.	6,007	58,772
Hudbay Minerals, Inc.	84,922	768,491
See accompanying notes to financial statements.
BHFTII-115

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Canada — (Continued)
Imperial Metals Corp. (a) (d)	19,966	$31,816
Information Services Corp.	2,900	54,733
Innergex Renewable Energy, Inc. (d)	35,108	262,530
InPlay Oil Corp. (d)	5,900	9,574
Interfor Corp. (a)	13,232	159,784
International Petroleum Corp. (a) (d)	1,640	21,698
International Petroleum Corp. (a)	15,668	207,316
International Tower Hill Mines Ltd. (a)	21,604	10,738
Jamieson Wellness, Inc. (d)	12,357	262,035
Journey Energy, Inc. (a)	100	224
K92 Mining, Inc. (a) (d)	27,548	158,073
Karora Resources, Inc. (a) (d)	28,791	125,430
K-Bro Linen, Inc. (d)	3,219	76,001
Kelt Exploration Ltd. (a)	46,751	217,685
Kinaxis, Inc. (a)	519	59,850
Knight Therapeutics, Inc. (a)	19,152	79,377
KP Tissue, Inc. (d)	1,400	8,832
Labrador Iron Ore Royalty Corp. (d)	16,600	353,101
Largo, Inc. (a) (d)	8,317	15,320
Lassonde Industries, Inc. - Class A	900	101,582
Laurentian Bank of Canada (d)	11,504	223,260
Leon's Furniture Ltd.	7,239	121,122
Lightspeed Commerce, Inc. (a) (d)	32,213	440,996
Lightstream Resources Ltd. (a) (b) (c)	108,373	0
Linamar Corp. (d)	10,944	531,901
Lucara Diamond Corp. (a) (d)	110,136	26,567
Lundin Gold, Inc.	11,400	168,411
Magellan Aerospace Corp.	5,794	34,475
Mainstreet Equity Corp.	1,261	152,752
Major Drilling Group International, Inc. (a)	22,977	152,503
Manitok Energy, Inc. (a) (b) (c)	122	0
Maple Leaf Foods, Inc. (d)	21,447	359,318
Martinrea International, Inc.	19,001	159,725
Mattr Corp. (a) (d)	21,791	266,325
Maxim Power Corp. (a)	2,800	8,166
Medical Facilities Corp. (d)	9,161	84,709
Melcor Developments Ltd.	3,120	26,455
Methanex Corp.	15,340	740,335
Morguard Corp. (d)	1,400	113,766
MTY Food Group, Inc.	5,720	187,900
Mullen Group Ltd.	23,154	222,392
Neo Performance Materials, Inc. (d)	4,300	25,931
New Gold, Inc. (a)	172,247	339,949
NFI Group, Inc. (a) (d)	13,975	161,810
North American Construction Group Ltd.	7,963	153,550
North West Co., Inc. (d)	13,971	423,200
Northland Power, Inc.	22,284	383,114
Nuvei Corp.	5,221	169,056
NuVista Energy Ltd. (a)	44,817	465,844
Obsidian Energy Ltd. (a) (d)	5,354	40,048
Onex Corp.	4,615	313,795
Organigram Holdings, Inc. (a)	9,249	14,243
Orla Mining Ltd. (a)	22,177	85,160
Osisko Gold Royalties Ltd.	39,259	611,816
Osisko Mining, Inc. (a)	54,809	114,582
Paramount Resources Ltd. - Class A (d)	20,590	467,773
Security Description	Shares	Value
Canada — (Continued)
Parex Resources, Inc. (d)	27,059	$433,561
Park Lawn Corp.	8,256	156,967
Parkland Corp.	24,990	700,535
Pason Systems, Inc. (d)	24,116	324,884
Peyto Exploration & Development Corp. (d)	48,991	522,122
PHX Energy Services Corp.	12,350	81,879
Pizza Pizza Royalty Corp.	6,998	66,959
Polaris Renewable Energy, Inc.	5,300	49,666
Pollard Banknote Ltd. (d)	2,690	55,056
PrairieSky Royalty Ltd. (d)	56,452	1,072,879
Precision Drilling Corp. (a)	3,394	238,663
Premium Brands Holdings Corp. (d)	11,855	816,561
Propel Holdings, Inc.	1,050	18,781
Pulse Seismic, Inc.	13,500	24,275
Quarterhill, Inc. (a) (d)	37,345	48,317
Quebecor, Inc. - Class B	8,904	187,901
Questerre Energy Corp. - Class A (a) (d)	83,569	15,272
Real Matters, Inc. (a)	16,705	76,684
RF Capital Group, Inc. (a) (d)	1,730	9,497
Richelieu Hardware Ltd.	14,790	445,305
Rogers Sugar, Inc.	28,139	114,773
Russel Metals, Inc.	18,222	496,425
Sandstorm Gold Ltd.	14,000	76,160
Savaria Corp. (d)	10,600	139,391
Seabridge Gold, Inc. (a)	11,458	156,860
Secure Energy Services, Inc.	69,364	614,011
Sienna Senior Living, Inc. (d)	22,176	230,992
SilverCrest Metals, Inc. (a)	11,918	97,309
Sleep Country Canada Holdings, Inc. (d)	10,704	204,057
SNDL, Inc. (a)	11,204	21,288
Source Energy Services Ltd. (a)	1,300	9,930
Spartan Delta Corp. (d)	16,736	49,301
Spin Master Corp.	8,748	180,261
Sprott, Inc. (d)	6,042	250,548
SSR Mining, Inc. (d)	49,993	225,837
Stelco Holdings, Inc.	9,844	267,462
Stella-Jones, Inc.	16,794	1,095,867
Steppe Gold Ltd. (a)	6,300	2,625
StorageVault Canada, Inc.	13,770	46,905
SunOpta, Inc. (a)	7,292	39,230
Superior Plus Corp. (d)	46,786	303,346
Surge Energy, Inc. (d)	12,100	62,178
Tamarack Valley Energy Ltd. (d)	85,898	234,202
Taseko Mines Ltd. (a) (d)	80,286	197,773
TECSYS, Inc. (d)	172	4,399
TerraVest Industries, Inc. (d)	1,600	84,547
Tidewater Midstream & Infrastructure Ltd. (d)	79,200	35,314
Timbercreek Financial Corp. (d)	21,651	113,315
Topaz Energy Corp.	7,015	123,066
Torex Gold Resources, Inc. (a)	22,294	345,479
Total Energy Services, Inc.	11,886	83,929
TransAlta Corp.	61,878	438,739
Transat AT, Inc. (a) (d)	3,600	6,079
Transcontinental, Inc. - Class A (d)	19,220	212,424
Trevali Mining Corp. (a) (b) (c)	9,060	0
Trican Well Service Ltd.	66,213	233,286
See accompanying notes to financial statements.
BHFTII-116

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Canada — (Continued)
Triple Flag Precious Metals Corp.	3,866	$59,935
Trisura Group Ltd. (a)	10,823	327,368
Vecima Networks, Inc.	2,500	38,175
Veren, Inc.	44,193	347,799
Veren, Inc. (d)	81,177	640,254
Vermilion Energy, Inc. (d)	40,554	446,445
VersaBank	3,000	32,344
Vitalhub Corp. (a)	5,716	31,002
Wajax Corp.	7,185	134,504
Well Health Technologies Corp. (a) (d)	15,517	53,423
Wesdome Gold Mines Ltd. (a)	43,307	348,849
Western Forest Products, Inc. (d)	105,262	35,009
Westshore Terminals Investment Corp. (d)	10,951	181,790
Whitecap Resources, Inc. (d)	92,256	675,036
WildBrain Ltd. (a) (d)	28,340	23,201
Winpak Ltd. (d)	8,452	275,854
Yellow Pages Ltd.	3,727	24,873
Zenith Capital Corp. (a) (b) (c)	12,830	1,540
		52,269,653
China — 0.3%
AustAsia Group Ltd. (a)	3,254	479
BOCOM International Holdings Co. Ltd. (a)	117,000	3,893
Bund Center Investment Ltd.	107,700	29,319
China Gold International Resources Corp. Ltd. (a) (d)	79,013	518,648
CITIC Telecom International Holdings Ltd.	438,000	146,790
ESR Group Ltd.	21,800	28,596
First Sponsor Group Ltd.	9,490	7,559
Fosun Tourism Group (a)	14,400	6,665
Kerry Logistics Network Ltd.	88,500	85,293
KRP Development Holdings Ltd.	35,000	3,045
Neo-Neon Holdings Ltd. (a)	322,500	16,951
Shangri-La Asia Ltd.	234,000	160,817
SITC International Holdings Co. Ltd.	114,000	308,765
Theme International Holdings Ltd.	170,000	10,644
TI Fluid Systems PLC	36,125	59,600
VSTECS Holdings Ltd.	169,200	95,986
		1,483,050
Colombia — 0.0%
Canacol Energy Ltd. (d)	7,932	25,105
Frontera Energy Corp. (d)	10,147	60,450
Gran Tierra Energy, Inc. (a) (d)	11,221	108,597
		194,152
Cyprus — 0.0%
Atalaya Mining PLC	2,819	15,471
Denmark — 3.0%
ALK-Abello AS (a)	35,460	774,762
Alm Brand AS	214,470	426,228
Ambu AS - Class B (a)	31,560	606,168
Bang & Olufsen AS (a) (d)	30,627	40,834
Bavarian Nordic AS (a)	19,123	471,942
Better Collective AS (a) (d)	5,321	113,929
cBrain AS	1,326	46,088
Security Description	Shares	Value
Denmark — (Continued)
Cementir Holding NV	14,671	$146,895
Chemometec AS (d)	3,943	171,605
Columbus AS	20,865	28,878
D/S Norden AS	5,677	246,444
Dfds AS	9,415	265,197
FLSmidth & Co. AS	12,789	634,103
GN Store Nord AS (a)	19,401	537,331
H Lundbeck AS	44,313	247,205
H Lundbeck AS - A Shares	5,266	25,241
H&H International AS - Class B (a)	4,441	63,909
Harboes Bryggeri AS - Class B (a) (d)	1,454	36,380
ISS AS (d)	36,366	623,420
Jeudan AS	2,360	70,856
Jyske Bank AS	10,567	839,819
Matas AS	9,436	156,659
Netcompany Group AS (a)	7,774	331,249
Nilfisk Holding AS (a)	3,340	66,809
NKT AS (a)	13,077	1,139,369
NNIT AS (a)	2,656	40,694
North Media AS (d)	679	5,596
NTG Nordic Transport Group AS (a)	2,118	92,161
Parken Sport & Entertainment AS	2,351	37,463
Per Aarsleff Holding AS	5,304	290,337
Ringkjoebing Landbobank AS	6,894	1,151,897
Rockwool AS - A Shares	216	86,108
Rockwool AS - B Shares	948	384,214
Royal Unibrew AS (a)	13,170	1,043,223
RTX AS (a) (d)	2,486	34,536
Scandinavian Tobacco Group AS	14,284	201,638
Schouw & Co. AS	3,487	273,753
Solar AS - B Shares	1,534	71,130
SP Group AS	716	26,457
Spar Nord Bank AS	20,052	385,014
Sparekassen Sjaelland-Fyn AS	1,358	43,791
Sydbank AS	16,079	851,199
TCM Group AS (a)	502	4,238
Tivoli AS (d)	844	85,657
Topdanmark AS	11,821	624,428
UIE PLC (d)	6,060	200,149
Vestjysk Bank AS	23,730	15,295
Zealand Pharma AS (a)	8,958	1,140,288
		15,200,586
Egypt — 0.1%
Centamin PLC	356,454	543,226
Orascom Development Holding AG (a) (d)	4,230	18,418
		561,644
Faeroe Islands — 0.0%
BankNordik P	1,109	23,885
Finland — 2.3%
Aktia Bank OYJ	11,350	112,639
Alma Media OYJ	10,487	115,710
Anora Group OYJ	1,398	6,805
Apetit OYJ	1,205	18,031
See accompanying notes to financial statements.
BHFTII-117

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Finland — (Continued)
Aspo OYJ	7,386	$46,367
Atria OYJ	3,290	33,681
Bittium OYJ	8,034	76,086
Cargotec OYJ - B Shares	8,074	649,014
Citycon OYJ (d)	21,486	90,871
Digia OYJ	6,625	38,765
Elisa Oyj	10,356	474,825
Enento Group OYJ	3,892	68,436
eQ OYJ	382	5,691
Finnair OYJ (a)	39,441	110,895
Fiskars OYJ Abp	6,971	121,153
F-Secure OYJ	21,355	44,348
Harvia OYJ	2,955	116,434
HKFoods OYJ (a)	6,704	4,744
Huhtamaki OYJ	22,314	894,509
Ilkka OYJ	5,725	18,995
Kamux Corp. (d)	4,328	25,249
Kemira OYJ	27,235	663,562
Kesko Oyj - B Shares	27,912	488,898
Kesko OYJ - A Shares	4,069	73,462
Kojamo OYJ (a)	26,601	273,804
Konecranes OYJ	15,630	881,546
Lassila & Tikanoja OYJ	6,984	64,990
Lindex Group OYJ (a)	9,321	33,239
Marimekko OYJ	4,363	66,673
Metsa Board OYJ - Class B	33,424	262,186
Metso OYJ	8,220	87,195
Nokian Renkaat OYJ	26,162	214,817
Olvi OYJ - A Shares	4,019	137,138
Oriola OYJ	4,196	4,410
Oriola OYJ - B Shares	32,135	31,080
Orion OYJ - Class A	7,027	298,700
Orion OYJ - Class B	14,294	610,090
Outokumpu OYJ (d)	83,940	302,814
Ponsse OYJ (d)	3,208	89,687
Puuilo OYJ	4,629	49,973
QT Group OYJ (a)	2,738	227,330
Raisio OYJ - V Shares	30,401	62,104
Rapala VMC OYJ (a)	8,902	26,397
Revenio Group OYJ	5,309	156,346
Sanoma OYJ	20,268	140,864
Talenom OYJ (d)	2,085	10,744
Teleste OYJ (a)	2,149	6,158
Terveystalo OYJ	14,772	136,038
TietoEVRY OYJ	21,451	413,459
Tokmanni Group Corp.	12,059	168,923
Vaisala OYJ - A Shares	5,101	219,423
Valmet OYJ (d)	33,362	954,190
Wartsila Oyj Abp	75,068	1,444,575
WithSecure OYJ (a)	26,373	28,924
YIT OYJ	27,133	65,347
		11,768,334
France — 4.7%
ABC arbitrage	2,865	11,813
AKWEL SADIR	2,629	30,909
Security Description	Shares	Value
France — (Continued)
Alstom SA	54,358	$912,284
Altamir	7,426	197,995
Alten SA	6,873	757,581
Arkema SA	4,656	402,555
Assystem SA	1,779	101,428
Atos SE (a) (d)	18,990	20,160
Aubay	803	32,027
Axway Software SA (a) (d)	2,132	59,769
Ayvens SA	11,718	68,478
Bastide le Confort Medical (a) (d)	938	18,141
Beneteau SACA (d)	11,313	117,990
Bigben Interactive (a)	4,507	10,290
Boiron SA	1,382	46,379
Bonduelle SCA (d)	4,120	26,876
Catana Group (d)	2,793	12,769
CBo Territoria	2,864	10,752
Cegedim SA (a)	2,295	31,449
Cie des Alpes	6,228	90,427
Clariane SE (a) (d)	19,303	37,805
Coface SA	31,535	438,129
Derichebourg SA	22,712	102,855
Ekinops SAS (a)	1,670	5,900
Electricite de Strasbourg SA (d)	329	38,405
Elior Group SA (a) (d)	29,385	82,717
Elis SA	50,853	1,106,770
Equasens	582	33,089
Eramet SA	2,619	265,539
Esso SA Francaise	753	133,095
Etablissements Maurel et Prom SA	17,020	110,337
Eurazeo SE	9,383	750,909
Eutelsat Communications SACA (a) (d)	44,681	179,650
Exclusive Networks SA (a)	1,568	31,743
Exel Industries SA - A Shares	618	34,957
Fnac Darty SA (a) (d)	3,176	100,625
Foraco International SA (d)	17,535	30,249
Forvia SE	34,097	406,107
Gaztransport Et Technigaz SA	8,012	1,044,211
GEA	165	13,781
Getlink SE	4,330	71,518
GL Events SACA	2,648	47,295
Groupe Crit SA	1,062	71,537
Guerbet (a)	1,201	45,419
Guillemot Corp. (a)	770	4,979
Haulotte Group SA (a)	5,337	16,686
ID Logistics Group SACA (a)	796	299,598
Imerys SA	7,588	272,709
Infotel SA	342	15,361
Interparfums SA	816	33,240
IPSOS SA	12,147	762,554
Jacquet Metals SACA	2,954	46,312
JCDecaux SE (a)	13,978	273,674
Kaufman & Broad SA	3,970	108,530
La Francaise De L'energie SACA (a) (d)	252	7,712
La Francaise des Jeux SAEM	10,358	351,637
Laurent-Perrier	1,255	151,759
Lectra	849	25,043
See accompanying notes to financial statements.
BHFTII-118

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
France — (Continued)
LISI SA	1,686	$42,059
LNA Sante SA	1,534	39,012
Lumibird (a)	562	6,408
Maisons du Monde SA (d)	7,475	32,346
Manitou BF SA	3,242	72,697
Mersen SA	6,204	211,103
Metropole Television SA	6,596	82,719
Nacon SA (a) (d)	2,928	3,646
Neoen SA	9,961	402,368
Nexans SA	6,484	714,107
Nexity SA (a)	9,433	84,823
NRJ Group	9,690	77,702
Oeneo SA (d)	2,122	24,296
Opmobility	15,132	146,227
Pierre Et Vacances SA (a)	6,918	9,320
Plastiques Du Val De Loire (a) (d)	1,576	3,453
Quadient SA	9,003	167,818
Recylex SA (a) (b) (c)	3,335	0
Rexel SA	37,788	972,159
Robertet SA	31	27,102
Rubis SCA (d)	22,814	643,552
Samse SACA	107	19,293
Savencia SA	1,728	94,381
SCOR SE	40,311	1,017,165
SEB SA	4,310	439,449
Seche Environnement SACA	1,198	124,195
SMCP SA (a)	1,230	2,440
Societe BIC SA	5,989	352,465
Societe LDC SADIR	350	51,442
SOITEC (a)	3,326	368,053
Sopra Steria Group	4,352	843,734
SPIE SA	31,212	1,135,399
Stef SA	1,051	135,037
Sword Group	1,364	46,190
Synergie SE (a)	3,366	116,355
Technip Energies NV	30,538	682,455
Teleperformance SE	6,761	709,171
Television Francaise 1 SA	9,749	76,394
Thermador Groupe (d)	1,800	150,564
Tikehau Capital SCA (d)	7,508	168,409
Totalenergies EP Gabon	111	18,620
Trigano SA	2,311	269,787
Ubisoft Entertainment SA (a)	18,776	412,357
Valeo SE (d)	49,990	534,712
Vallourec SACA (a)	37,257	583,309
Vantiva SA (a) (d)	10,091	1,155
Verallia SA	15,618	568,256
Vetoquinol SA	376	37,709
Vicat SACA	4,477	160,549
VIEL & Cie SA	4,205	44,500
Virbac SACA	307	107,667
Viridien (a)	189,243	95,847
Voltalia SA (a) (d)	1,924	17,866
Vranken-Pommery Monopole SA	958	14,825
Wavestone	1,238	67,664
		23,742,839
Security Description	Shares	Value
Georgia — 0.2%
Bank of Georgia Group PLC	13,336	$680,660
Georgia Capital PLC (a)	7,105	88,063
TBC Bank Group PLC	6,662	216,576
		985,299
Germany — 5.9%
1&1 AG	13,083	223,345
7C Solarparken AG	12,415	35,665
Adesso SE (d)	561	50,334
Adtran Networks SE (a)	908	19,236
AIXTRON SE	1,553	30,472
All for One Group SE	498	31,787
Allgeier SE	2,942	57,642
AlzChem Group AG	302	15,650
Amadeus Fire AG	1,153	131,033
Aroundtown SA (a) (d)	151,158	318,040
Atoss Software SE	2,220	265,752
Aurubis AG (d)	9,219	722,884
Auto1 Group SE (a)	9,285	60,402
Basler AG (a) (d)	3,660	41,594
BayWa AG (a) (d)	4,390	95,200
BayWa AG (a)	305	10,108
Bechtle AG	19,131	900,247
Bertrandt AG	1,942	60,977
Bijou Brigitte AG	1,351	52,808
Bilfinger SE	9,061	476,885
Borussia Dortmund GmbH & Co. KGaA (a) (d)	26,685	100,868
BRANICKS Group AG (a) (d)	13,461	28,809
CANCOM SE	10,426	359,486
Ceconomy AG (a)	47,148	149,730
CENIT AG	3,413	41,098
Cewe Stiftung & Co. KGaA	1,828	206,624
CompuGroup Medical SE & Co. KGaA (d)	7,186	183,151
CTS Eventim AG & Co. KGaA	11,944	996,895
Data Modul AG Produktion Und Vertrieb Von Elektronischen Systemen	138	4,462
Dermapharm Holding SE	3,957	152,566
Deutsche Beteiligungs AG (d)	4,577	123,485
Deutsche EuroShop AG (d)	567	13,416
Deutsche Pfandbriefbank AG (a) (d)	43,005	233,329
Deutz AG	26,653	171,876
Dr Hoenle AG (a) (d)	2,084	40,051
Draegerwerk AG & Co. KGaA	1,062	50,367
Duerr AG	15,842	335,792
DWS Group GmbH & Co. KGaA	5,057	179,418
Eckert & Ziegler SE	3,953	194,387
Elmos Semiconductor SE	1,709	139,066
ElringKlinger AG (d)	8,918	47,487
Encavis AG (a)	28,569	523,191
Energiekontor AG	1,621	108,678
EuroEyes International Eye Clinic Ltd.	10,000	6,654
Evonik Industries AG	1,710	34,882
Evotec SE (a)	5,019	48,223
Fielmann Group AG	6,684	307,067
flatexDEGIRO AG (d)	11,582	164,108
FORTEC Elektronik AG	253	5,285
See accompanying notes to financial statements.
BHFTII-119

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Germany — (Continued)
Fraport AG Frankfurt Airport Services Worldwide (a) (d)	8,815	$454,972
Freenet AG	33,937	901,085
Friedrich Vorwerk Group SE	938	18,121
FUCHS SE	8,457	301,445
GEA Group AG	29,728	1,236,099
Gerresheimer AG	9,767	1,048,964
Gesco SE	2,953	52,685
GFT Technologies SE	5,130	137,094
Grand City Properties SA (a)	31,748	367,453
Grenke AG	1,610	35,604
H&R GmbH & Co. KGaA	4,195	21,783
Hamburger Hafen und Logistik AG	8,624	148,137
Hawesko Holding SE (d)	223	6,520
Heidelberger Druckmaschinen AG (a) (d)	84,200	114,259
HelloFresh SE (a) (d)	30,689	148,712
Hensoldt AG	10,012	368,079
HOCHTIEF AG	4,643	527,841
Hornbach Holding AG & Co. KGaA	2,658	223,778
HUGO BOSS AG (d)	18,161	811,256
Indus Holding AG	4,083	105,110
Init Innovation in Traffic Systems SE	1,794	75,029
Instone Real Estate Group SE	9,568	84,025
IVU Traffic Technologies AG (d)	1,432	21,481
Jenoptik AG	16,935	489,888
JOST Werke SE (d)	2,840	130,766
K&S AG (d)	39,216	528,088
KION Group AG	13,725	574,406
Knaus Tabbert AG	160	6,691
Koenig & Bauer AG (a)	4,373	63,383
Krones AG	4,349	545,822
KSB SE & Co. KGaA	82	59,727
KWS Saat SE & Co. KGaA (d)	3,539	226,030
Lanxess AG (d)	22,664	556,483
LEG Immobilien SE	16,725	1,365,692
Leifheit AG	2,964	53,206
Manz AG (a) (d)	1,272	7,746
Medigene AG (a) (d)	2,935	3,571
Medios AG (a) (d)	702	12,092
METRO AG (d)	25,342	115,022
MLP SE	22,156	136,072
Mutares SE & Co. KGaA	1,486	51,572
Nagarro SE (a) (d)	2,942	239,220
New Work SE (d)	723	50,854
Nexus AG	254	14,855
Norma Group SE	10,153	187,803
OHB SE	1,607	75,056
Patrizia SE	15,140	115,413
Pfeiffer Vacuum Technology AG (a)	269	45,399
PNE AG (d)	3,318	48,252
ProSiebenSat.1 Media SE (d)	44,354	314,173
Puma SE	15,884	730,015
PVA TePla AG (a)	3,712	60,443
PWO AG	822	26,610
q.beyond AG (a)	24,973	21,659
R Stahl AG (a)	1,594	33,107
SAF-Holland SE	9,928	196,260
Security Description	Shares	Value
Germany — (Continued)
Salzgitter AG (d)	8,260	$159,521
Secunet Security Networks AG (d)	391	52,523
SGL Carbon SE (a) (d)	8,945	60,730
Siltronic AG (d)	4,688	363,885
Sirius Real Estate Ltd. (REIT)	107,986	127,987
Sixt SE (d)	4,289	304,213
SMA Solar Technology AG	2,279	64,331
Softwareone Holding AG	16,598	312,510
Stabilus SE	6,982	319,459
STRATEC SE (d)	1,280	62,482
Stroeer SE & Co. KGaA	8,363	535,411
Suedzucker AG	18,380	268,080
SUESS MicroTec SE	6,216	409,397
Surteco Group SE (a) (d)	2,209	38,082
TAG Immobilien AG (a)	52,366	767,086
Takkt AG (d)	10,211	130,394
TeamViewer SE (a)	34,398	385,156
Technotrans SE	2,191	41,825
thyssenkrupp AG	116,223	503,288
TUI AG (a)	7,282	51,332
United Internet AG	14,307	308,213
Verbio SE (d)	6,241	116,563
Vossloh AG	3,146	157,657
Wacker Chemie AG	3,827	417,081
Wacker Neuson SE (d)	8,944	147,664
Washtec AG	3,673	154,574
Westwing Group SE (a) (d)	1,155	9,896
Wuestenrot & Wuerttembergische AG	4,932	69,526
Zalando SE (a)	14,306	334,424
Zeal Network SE	1,268	46,830
		29,565,540
Ghana — 0.0%
Tullow Oil PLC (a)	415,488	168,282
Greece — 0.0%
Okeanis Eco Tankers Corp.	1,944	62,071
Greenland — 0.0%
GronlandsBANKEN AS	140	13,263
Guernsey, Channel Islands — 0.0%
Raven Property Group Ltd. (a) (b) (c)	112,611	0
Hong Kong — 1.7%
Aceso Life Science Group Ltd. (a)	1,001,000	17,802
Aeon Credit Service Asia Co. Ltd.	44,000	32,174
Allied Group Ltd. (a)	382,000	72,398
APAC Resources Ltd.	94,156	12,323
Apollo Future Mobility Group Ltd. (a)	17,400	1,603
Asia Financial Holdings Ltd.	88,000	39,441
Asia Standard International Group Ltd. (a)	296,000	15,731
ASMPT Ltd.	33,800	471,085
Associated International Hotels Ltd.	14,000	8,623
Bank of East Asia Ltd.	103,823	131,846
Bel Global Resources Holdings Ltd. (a) (b) (c)	520,000	0
Brightoil Petroleum Holdings Ltd. (a) (b) (c)	591,000	0
See accompanying notes to financial statements.
BHFTII-120

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Hong Kong — (Continued)
Build King Holdings Ltd.	160,000	$20,646
Burwill Holdings Ltd. (a) (b) (c)	1,566,000	0
Cafe de Coral Holdings Ltd.	94,000	96,729
Century City International Holdings Ltd. (a)	616,000	14,795
Chen Hsong Holdings	150,000	26,313
Cheuk Nang Holdings Ltd.	108,566	25,025
Chevalier International Holdings Ltd.	75,139	41,375
China Best Group Holding Ltd. (a)	63,000	653
China Energy Development Holdings Ltd. (a)	3,376,000	32,418
China Motor Bus Co. Ltd.	4,800	33,254
China Solar (a) (b) (c)	162,000	0
China Star Entertainment Ltd. (a)	378,000	30,010
Chinese Estates Holdings Ltd. (a)	151,000	27,442
Chinney Investments Ltd.	8,000	738
Chow Sang Sang Holdings International Ltd.	94,000	87,023
Chuang's China Investments Ltd. (a)	511,500	6,550
Chuang's Consortium International Ltd. (a)	382,357	17,868
CK Life Sciences International Holdings, Inc. (a)	304,000	12,643
C-Mer Medical Holdings Ltd. (a)	74,000	26,333
CNT Group Ltd. (a)	246,000	9,136
Convenience Retail Asia Ltd.	36,000	2,813
Convoy, Inc. (a) (b) (c)	1,314,000	5,267
Cowell e Holdings, Inc. (a)	39,000	122,243
Crystal International Group Ltd.	29,500	14,667
CSC Holdings Ltd. (a)	4,927,500	14,510
CSI Properties Ltd.	2,274,023	23,291
CW Group Holdings Ltd. (a) (b) (c)	106,000	0
Dah Sing Banking Group Ltd.	112,271	93,464
Dah Sing Financial Holdings Ltd.	41,460	115,480
DFI Retail Group Holdings Ltd.	5,900	11,179
Dickson Concepts International Ltd.	87,500	64,427
DMX Technologies Group Ltd. (a) (b) (c)	186,000	0
Dynamic Holdings Ltd.	20,000	18,894
Eagle Nice International Holdings Ltd.	80,000	46,201
EC Healthcare	59,000	9,109
EcoGreen International Group Ltd. (a) (b) (c)	118,800	5,420
Emperor International Holdings Ltd.	529,250	24,437
Emperor Watch & Jewellery Ltd.	1,520,000	32,878
ENM Holdings Ltd. (a)	412,000	18,987
Esprit Holdings Ltd. (a)	504,275	9,622
Fairwood Holdings Ltd.	26,500	26,721
Far East Consortium International Ltd.	360,687	49,852
Genting Hong Kong Ltd. (a) (b) (c)	327,000	0
Get Nice Financial Group Ltd.	104,000	8,391
Giordano International Ltd. (d)	322,000	76,300
Glorious Sun Enterprises Ltd.	393,000	47,300
Gold Fin Holdings (a) (b) (c)	214,000	0
Gold Peak Technology Group Ltd. (a)	277,714	17,782
Golden Resources Development International Ltd.	264,000	15,042
Good Resources Holdings, Ltd. (a) (b) (c)	420,000	0
GR Life Style Company Ltd. (a)	82,000	4,376
Great Eagle Holdings Ltd.	49,491	69,768
G-Resources Group Ltd. (a)	123,180	40,694
Guoco Group Ltd.	1,000	8,935
Guotai Junan International Holdings Ltd.	806,600	61,920
Hang Lung Group Ltd.	176,000	191,479
Security Description	Shares	Value
Hong Kong — (Continued)
Hanison Construction Holdings Ltd.	148,009	$9,057
Harbour Centre Development Ltd. (a)	88,000	63,219
HK Electric Investments & HK Electric Investments Ltd.	35,000	22,180
HKBN Ltd.	167,500	52,670
HKR International Ltd.	343,680	52,415
Hon Kwok Land Investment Co. Ltd.	140,000	24,948
Hong Kong Ferry Holdings Co. Ltd.	39,000	21,229
Hong Kong Technology Venture Co. Ltd. (a)	96,000	20,897
Hongkong & Shanghai Hotels Ltd.	95,902	70,974
Hongkong Chinese Ltd.	510,000	18,597
Hsin Chong Group Holdings Ltd. (a) (b) (c)	918,000	0
Hung Hing Printing Group Ltd.	252,000	34,523
Hutchison Port Holdings Trust	1,123,200	143,748
Hutchison Telecommunications Hong Kong Holdings Ltd.	366,000	45,913
Hysan Development Co. Ltd.	139,000	199,676
International Housewares Retail Co. Ltd.	105,000	16,805
IPE Group Ltd. (a)	285,000	18,248
ITC Properties Group Ltd. (a)	182,746	9,410
Jacobson Pharma Corp. Ltd.	90,000	7,495
Johnson Electric Holdings Ltd.	90,191	135,606
K Wah International Holdings Ltd.	172,000	38,108
Kader Holdings Co. Ltd. (a)	104,000	4,195
Karrie International Holdings Ltd.	140,000	14,341
Keck Seng Investments Hong Kong Ltd.	72,000	21,223
Kerry Properties Ltd.	127,000	220,466
Kingmaker Footwear Holdings Ltd.	102,000	9,405
Kowloon Development Co. Ltd.	124,000	82,548
Lai Sun Development Co. Ltd. (a)	111,919	8,749
Lai Sun Garment International Ltd. (a)	194,634	14,456
Lam Soon Hong Kong Ltd.	15,000	17,288
Langham Hospitality Investments & Langham Hospitality Investments Ltd. (a)	207,000	14,822
Lerthai Group Ltd. (a) (b) (c)	18,000	0
Lippo China Resources Ltd. (a)	78,600	6,642
Lippo Ltd. (a)	122,000	13,592
Liu Chong Hing Investment Ltd.	78,000	46,047
Luk Fook Holdings International Ltd.	81,000	172,130
Lung Kee Group Holdings Ltd.	90,000	13,552
Magnificent Hotel Investment Ltd. (a)	1,310,000	12,585
Man Wah Holdings Ltd. (d)	240,800	165,362
Mandarin Oriental International Ltd.	67,000	115,909
Matrix Holdings Ltd. (b) (c)	36,000	3,642
MH Development NPV (a) (b) (c)	124,000	0
Midland Holdings Ltd. (a)	178,010	17,800
Miramar Hotel & Investment	51,000	61,842
Modern Dental Group Ltd.	79,000	43,392
Nameson Holdings Ltd.	130,000	12,818
National Electronics Holdings	182,600	13,562
New World Development Co. Ltd. (d)	167,000	156,260
NewOcean Energy Holdings Ltd. (a) (b) (c)	398,000	0
Nissin Foods Co. Ltd.	47,000	29,204
NWS Holdings Ltd.	279,000	247,525
Oriental Watch Holdings	96,484	42,754
Oshidori International Holdings Ltd. (a)	1,068,000	16,677
Pacific Andes International Holdings Ltd. (a) (b) (c)	1,819,984	0
Pacific Basin Shipping Ltd.	1,125,000	354,318
See accompanying notes to financial statements.
BHFTII-121

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Hong Kong — (Continued)
Pacific Textiles Holdings Ltd.	266,000	$53,214
Paliburg Holdings Ltd. (a)	208,000	22,375
Paradise Entertainment Ltd. (a)	48,000	5,356
PAX Global Technology Ltd.	20,000	15,006
PC Partner Group Ltd.	54,000	30,924
PCCW Ltd. (d)	576,582	288,705
Perfect Medical Health Management Ltd.	108,000	35,064
Pico Far East Holdings Ltd.	252,000	58,716
Playmates Holdings Ltd.	460,000	32,375
PT International Development Co. Ltd. (a)	279,000	1,429
Public Financial Holdings Ltd.	166,000	26,313
Realord Group Holdings Ltd. (a) (d)	20,000	13,779
Regal Hotels International Holdings Ltd. (a)	126,000	45,826
Regina Miracle International Holdings Ltd.	71,000	21,853
SAS Dragon Holdings Ltd.	140,000	66,513
SEA Holdings Ltd.	63,896	11,783
Shun Ho Property Investments Ltd. (a)	21,615	2,104
Shun Tak Holdings Ltd. (a)	379,500	35,795
Singamas Container Holdings Ltd.	506,000	61,535
SmarTone Telecommunications Holdings Ltd.	107,888	50,139
Soundwill Holdings Ltd.	41,500	30,395
South China Holdings Co. Ltd. (a)	1,240,000	6,669
Stella International Holdings Ltd.	141,000	286,179
Sun Hung Kai & Co. Ltd.	153,440	47,495
SUNeVision Holdings Ltd.	176,000	57,318
TAI Cheung Holdings Ltd.	192,000	77,030
Tan Chong International Ltd.	63,000	10,488
Tao Heung Holdings Ltd.	204,000	19,071
Television Broadcasts Ltd. (a)	97,700	41,496
Texwinca Holdings Ltd.	236,000	30,641
Tradelink Electronic Commerce Ltd.	256,000	29,188
Transport International Holdings Ltd.	65,760	75,734
United Laboratories International Holdings Ltd.	229,000	242,031
Up Energy Development Group Ltd. (a) (b) (c)	92,000	0
Upbest Group Ltd.	16,000	1,414
Value Partners Group Ltd. (d)	215,000	42,898
Valuetronics Holdings Ltd.	89,790	41,980
Vedan International Holdings Ltd.	296,000	16,110
Vitasoy International Holdings Ltd. (d)	162,000	122,134
VPower Group International Holdings Ltd. (a)	53,251	1,863
VTech Holdings Ltd.	42,200	315,544
Wai Kee Holdings Ltd. (a)	54,000	5,601
Wang On Group Ltd.	2,200,000	8,732
Wealthink AI-Innovation Capital Ltd. (a)	284,000	4,547
Wing On Co. International Ltd.	46,000	67,890
Wing Tai Properties Ltd.	176,000	47,092
Yue Yuen Industrial Holdings Ltd.	164,000	316,963
Yunfeng Financial Group Ltd. (a)	34,000	3,918
Zhaobangji Lifestyle Holdings Ltd. (a)	184,000	3,868
		8,355,343
Indonesia — 0.1%
First Pacific Co. Ltd.	542,000	251,898
First Resources Ltd.	97,300	99,023
Gallant Venture Ltd. (a)	257,900	24,725
Golden Agri-Resources Ltd.	1,125,500	224,124
Security Description	Shares	Value
Indonesia — (Continued)
Nickel Industries Ltd.	203,875	$108,748
		708,518
Iraq — 0.0%
Genel Energy PLC (a) (d)	25,050	29,799
Gulf Keystone Petroleum Ltd. (a)	64,377	119,700
		149,499
Ireland — 0.4%
Bank of Ireland Group PLC	8,307	86,540
C&C Group PLC	120,783	241,700
Cairn Homes PLC	112,947	192,280
COSMO Pharmaceuticals NV (a)	1,257	98,036
Dalata Hotel Group PLC	23,703	100,577
FBD Holdings PLC	9,980	136,347
Glanbia PLC	36,185	703,926
Glenveagh Properties PLC (a)	61,605	82,886
Greencore Group PLC (a)	159,206	335,016
Hostelworld Group PLC (a)	8,529	17,572
Irish Continental Group PLC	22,005	129,552
Permanent TSB Group Holdings PLC (a)	15,086	21,159
		2,145,591
Isle of Man — 0.0%
Strix Group PLC	40,073	42,312
Israel — 1.1%
Adgar Investment & Development Ltd. (a)	11,788	13,121
Afcon Holdings Ltd. (a)	771	18,574
AFI Properties Ltd. (a)	3,584	153,475
Africa Israel Residences Ltd.	880	45,952
Airport City Ltd. (a)	—	7
Allot Ltd. (a)	10,216	23,258
Alrov Properties & Lodgings Ltd. (a)	1,801	63,631
Arad Ltd.	2,224	26,473
Ashdod Refinery Ltd.	2,185	33,333
Ashtrom Group Ltd. (a)	—	3
AudioCodes Ltd.	6,782	70,393
Aura Investments Ltd.	25,484	78,266
Avgol Industries 1953 Ltd. (a)	27,883	9,178
Azorim-Investment Development & Construction Co. Ltd. (a)	23,193	93,029
Bet Shemesh Engines Holdings 1997 Ltd.	2,139	117,675
Blue Square Real Estate Ltd.	1,325	89,803
Carasso Motors Ltd.	5,984	27,810
Cellcom Israel Ltd. (a)	24,928	85,804
Ceragon Networks Ltd. (a) (d)	14,799	36,997
Clal Insurance Enterprises Holdings Ltd. (a)	10,582	149,530
Compugen Ltd. (a)	1,588	2,723
Danel Adir Yeoshua Ltd.	1,759	143,931
Delek Automotive Systems Ltd.	4,372	21,979
Delta Galil Ltd.	1,919	80,636
Dor Alon Energy in Israel 1988 Ltd. (a)	1,540	28,947
Electra Consumer Products 1970 Ltd. (a)	1,793	35,639
Electra Real Estate Ltd.	6,750	57,593
Energean PLC	27,001	337,045
Equital Ltd. (a)	5,416	154,763
See accompanying notes to financial statements.
BHFTII-122

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Israel — (Continued)
FMS Enterprises Migun Ltd.	1,295	$48,169
Formula Systems 1985 Ltd.	2,127	149,194
Fox Wizel Ltd.	1,176	79,512
Gav-Yam Lands Corp. Ltd.	—	1
Gilat Satellite Networks Ltd. (a)	9,844	43,920
Globrands Ltd.	93	9,641
Hilan Ltd.	494	25,455
IDI Insurance Co. Ltd.	2,662	68,308
IES Holdings Ltd. (a)	569	28,586
Ilex Medical Ltd.	959	16,242
Inrom Construction Industries Ltd.	22,474	58,281
Isracard Ltd.	22,812	76,099
Israel Canada T.R Ltd.	4,104	12,988
Israel Land Development Co. Ltd. (a)	3,950	29,678
Isras Investment Co. Ltd.	541	93,947
Issta Ltd. (a)	1,175	20,536
Kamada Ltd. (a)	7,951	39,620
Kardan Real Estate Enterprise & Development Ltd.	9,389	10,145
Kerur Holdings Ltd.	2,088	34,357
Klil Industries Ltd. (a)	315	15,853
Lahav L.R. Real Estate Ltd.	7,734	6,509
Levinstein Properties Ltd.	1,208	16,890
M Yochananof & Sons Ltd.	586	27,065
Magic Software Enterprises Ltd.	5,909	56,049
Malam - Team Ltd. (a)	2,688	40,200
Matrix IT Ltd.	478	8,630
Maytronics Ltd.	2,582	9,593
Mediterranean Towers Ltd.	28,011	53,548
Mega Or Holdings Ltd.	4,941	118,095
Meitav Investment House Ltd.	10,041	41,965
Menora Mivtachim Holdings Ltd.	2,613	62,601
Migdal Insurance & Financial Holdings Ltd.	44,729	49,876
Mivtach Shamir Holdings Ltd.	1,966	71,294
Mizrahi Tefahot Bank Ltd.	1	31
Naphtha Israel Petroleum Corp. Ltd. (a)	12,347	66,271
Nawi Group Ltd.	4,888	32,588
Neto Malinda Trading Ltd. (a)	783	12,096
Neto ME Holdings Ltd. (a)	788	13,873
Next Vision Stabilized Systems Ltd.	6,178	88,196
Nexxen International Ltd. (ADR) (a)	7,429	41,751
Novolog Ltd.	43,939	17,310
Oil Refineries Ltd.	418,554	96,359
One Software Technologies Ltd.	9,000	108,867
Partner Communications Co. Ltd. (a)	33,663	135,355
Paz Oil Co. Ltd.	1,384	124,817
Perion Network Ltd. (a)	4,002	33,479
Plasson Industries Ltd.	1,078	35,797
Plus500 Ltd.	25,321	725,648
Prashkovsky Investments & Construction Ltd.	569	10,974
Priortech Ltd. (a)	2,244	133,609
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	2,198	115,365
Retailors Ltd.	1,447	25,302
Sano-Brunos Enterprises Ltd.	46	3,661
Scope Metals Group Ltd. (a)	1,844	52,238
Shikun & Binui Ltd. (a)	—	1
Summit Real Estate Holdings Ltd.	8,001	90,295
Security Description	Shares	Value
Israel — (Continued)
Suny Cellular Communication Ltd.	16,495	$4,321
Tadiran Group Ltd.	855	44,585
Tamar Petroleum Ltd.	1,968	10,428
Tel Aviv Stock Exchange Ltd.	12,781	91,427
Telsys Ltd.	402	17,705
Victory Supermarket Chain Ltd.	589	5,760
YH Dimri Construction & Development Ltd.	654	48,307
		5,608,831
Italy — 4.1%
A2A SpA	437,754	868,152
Abitare In SpA	2,488	10,633
ACEA SpA	10,339	167,628
Aeffe SpA (a) (d)	11,359	9,364
Amplifon SpA	12,827	454,997
Anima Holding SpA	57,220	284,597
Aquafil SpA (a) (d)	3,537	11,140
Ariston Holding NV	3,301	13,595
Arnoldo Mondadori Editore SpA	30,273	79,304
Ascopiave SpA	19,908	48,587
Avio SpA (d)	6,077	77,404
Azimut Holding SpA	28,530	675,358
Banca Generali SpA	14,484	579,568
Banca IFIS SpA	7,714	160,950
Banca Mediolanum SpA	17,645	195,428
Banca Monte dei Paschi di Siena SpA	192,341	897,311
Banca Popolare di Sondrio SpA	137,290	986,739
Banca Profilo SpA (d)	117,883	26,009
Banca Sistema SpA	13,168	20,291
Banco di Desio e della Brianza SpA	20,306	95,460
BFF Bank SpA	20,564	195,886
BPER Banca SpA	248,252	1,257,987
Brembo NV (d)	35,796	393,837
Brunello Cucinelli SpA	8,242	827,008
Buzzi SpA	25,101	1,012,918
Cairo Communication SpA (d)	19,722	43,920
Carel Industries SpA	7,731	143,232
CIR SpA-Compagnie Industriali (a)	191,168	121,434
Credito Emiliano SpA	21,036	209,401
d'Amico International Shipping SA	11,515	91,042
Danieli & C Officine Meccaniche SpA	3,431	130,418
De' Longhi SpA	514	16,148
doValue SpA (a) (d)	7,705	16,395
Elica SpA	11,044	20,333
Emak SpA	23,063	24,939
Enav SpA	38,399	153,612
ERG SpA	916	23,027
Esprinet SpA (a)	9,278	50,511
Eurotech SpA (a) (d)	10,078	12,304
Fila SpA	5,412	49,825
FNM SpA (d)	55,327	26,677
Garofalo Health Care SpA (a)	4,060	21,902
Geox SpA (a) (d)	34,378	21,141
Hera SpA	200,555	687,531
IMMSI SpA (d)	51,196	25,076
Intercos SpA	700	11,346
See accompanying notes to financial statements.
BHFTII-123

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Italy — (Continued)
Interpump Group SpA	15,233	$673,855
Iren SpA (a)	173,436	360,065
Italgas SpA	120,290	592,754
Italian Sea Group SpA (d)	961	9,465
Italmobiliare SpA (d)	4,207	128,575
Iveco Group NV	40,291	453,848
IVS Group SA (d)	7,886	60,175
Leonardo SpA	26,529	618,364
LU-VE SpA	1,991	55,506
Maire SpA	42,334	352,189
MFE-MediaForEurope NV - Class A (d)	36,806	126,756
MFE-MediaForEurope NV - Class B (d)	15,815	68,546
Moltiply Group SpA	4,757	174,361
Newlat Food SpA (a) (d)	1,806	23,682
Orsero SpA	814	10,988
OVS SpA	54,328	143,870
Pharmanutra SpA	826	41,915
Piaggio & C SpA (d)	43,925	130,905
Pirelli & C SpA	71,853	426,402
RAI Way SpA	24,727	129,754
Reply SpA	5,783	855,737
Rizzoli Corriere Della Sera Mediagroup SpA	39,016	30,804
Sabaf SpA	3,059	53,917
Safilo Group SpA (a)	12,212	13,128
Saipem SpA (a)	89,318	229,537
Salcef Group SpA	1,007	27,559
Salvatore Ferragamo SpA (d)	10,353	87,417
Sanlorenzo SpA	813	33,718
Saras SpA	169,450	293,767
Sesa SpA (d)	2,065	255,440
Sogefi SpA	24,822	83,906
SOL SpA	8,590	303,766
Spaxs SpA (a) (d)	12,140	62,253
Tamburi Investment Partners SpA	24,878	248,742
Technogym SpA	31,905	328,538
Telecom Italia SpA (a) (d)	1,819,770	436,566
Uni Land SpA (a) (b) (c)	4,937	0
Unieuro SpA (d)	3,192	27,455
Unipol Gruppo SpA	98,029	970,687
Webuild SpA (d)	70,140	153,314
Zignago Vetro SpA	6,769	85,755
		20,414,346
Japan — 23.0%
&Do Holdings Co. Ltd. (d)	1,400	9,270
77 Bank Ltd.	13,300	371,049
A&D HOLON Holdings Co. Ltd.	6,000	111,079
Achilles Corp.	3,700	37,653
Adastria Co. Ltd. (d)	6,340	143,302
ADEKA Corp.	20,000	404,110
Ad-sol Nissin Corp.	1,900	22,388
Adtec Plasma Technology Co. Ltd.	600	5,354
Advan Group Co. Ltd.	5,200	31,623
Advanced Media, Inc.	1,200	8,334
Adventure, Inc. (d)	600	19,364
Aeon Delight Co. Ltd.	5,100	126,216
Security Description	Shares	Value
Japan — (Continued)
Aeon Fantasy Co. Ltd. (d)	2,400	$34,135
AEON Financial Service Co. Ltd. (d)	12,700	104,287
Aeon Hokkaido Corp.	4,800	27,120
Aeon Kyushu Co. Ltd.	600	10,208
Aeria, Inc.	2,200	4,327
AFC-HD AMS Life Science Co. Ltd.	1,900	10,747
Agro-Kanesho Co. Ltd.	1,000	7,698
Ahresty Corp.	5,200	23,611
Ai Holdings Corp. (d)	9,200	136,236
Aica Kogyo Co. Ltd.	13,000	283,441
Aichi Corp.	9,000	69,973
Aichi Financial Group, Inc.	714	11,948
Aichi Steel Corp.	2,700	59,475
Aichi Tokei Denki Co. Ltd.	2,200	31,251
Aida Engineering Ltd.	11,500	64,931
Aiful Corp.	51,900	123,073
Ain Holdings, Inc.	5,700	212,348
Ainavo Holdings Co. Ltd.	1,100	9,918
Aiphone Co. Ltd.	3,000	57,693
Airport Facilities Co. Ltd.	7,500	28,205
Airtrip Corp. (d)	2,500	21,587
Aisan Industry Co. Ltd.	8,700	76,044
AIT Corp.	1,600	18,412
Aizawa Securities Group Co. Ltd.	3,600	59,751
Ajis Co. Ltd.	500	7,736
Akatsuki Corp.	8,100	25,048
Akatsuki, Inc.	2,100	34,665
Akebono Brake Industry Co. Ltd. (a)	17,400	18,564
Akita Bank Ltd.	4,100	68,063
Albis Co. Ltd.	1,600	27,155
Alconix Corp.	6,400	62,182
Alinco, Inc.	4,600	31,421
Alleanza Holdings Co. Ltd.	1,400	10,027
Alpen Co. Ltd. (d)	4,800	60,943
Alpha Corp.	2,200	19,540
AlphaPolis Co. Ltd. (a)	400	5,050
Alps Alpine Co. Ltd. (d)	39,000	373,553
Alps Logistics Co. Ltd.	2,700	96,471
Altech Corp. (d)	4,520	70,783
Amano Corp. (d)	14,400	373,021
Amiyaki Tei Co. Ltd.	1,100	40,184
Amuse, Inc.	2,800	28,405
Amvis Holdings, Inc.	5,200	73,864
Anabuki Kosan, Inc.	800	10,475
Anest Iwata Corp. (d)	9,000	92,096
AnGes, Inc. (a) (d)	13,200	3,601
Anicom Holdings, Inc.	15,600	65,437
Anritsu Corp. (d)	16,500	126,829
AOI Electronics Co. Ltd.	1,100	17,436
AOKI Holdings, Inc.	9,300	77,277
Aoyama Trading Co. Ltd. (d)	10,400	96,435
Aoyama Zaisan Networks Co. Ltd.	2,800	26,808
Aozora Bank Ltd. (d)	11,100	181,381
Apaman Co. Ltd.	2,100	6,301
Arakawa Chemical Industries Ltd.	4,600	34,616
Arata Corp.	7,600	166,618
See accompanying notes to financial statements.
BHFTII-124

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Japan — (Continued)
ARCLANDS Corp.	9,680	$116,848
Arcs Co. Ltd. (d)	10,864	196,479
ARE Holdings, Inc.	18,800	245,574
Arealink Co. Ltd.	6,200	66,702
Argo Graphics, Inc.	4,800	143,448
Arisawa Manufacturing Co. Ltd.	9,400	95,245
Artience Co. Ltd.	8,900	185,827
Artnature, Inc.	5,000	25,962
As One Corp.	13,400	239,556
Asahi Broadcasting Group Holdings Corp.	2,400	10,111
Asahi Co. Ltd.	4,500	43,294
Asahi Diamond Industrial Co. Ltd.	11,800	72,767
Asahi Intelligence Service Co. Ltd.	100	970
Asahi Kogyosha Co. Ltd.	4,800	41,204
Asahi Net, Inc.	5,000	20,721
Asahi Printing Co. Ltd.	400	2,368
Asahi Yukizai Corp.	3,900	127,429
Asahipen Corp.	400	4,560
Asanuma Corp.	3,900	91,786
Asax Co. Ltd.	3,200	16,704
Ashimori Industry Co. Ltd.	1,600	24,056
Asia Pile Holdings Corp.	3,800	23,413
ASKA Pharmaceutical Holdings Co. Ltd.	5,300	81,678
ASKUL Corp. (d)	9,200	125,286
Astena Holdings Co. Ltd.	9,000	30,390
Atsugi Co. Ltd. (a)	6,100	23,357
Aucnet, Inc. (d)	2,700	46,261
Autobacs Seven Co. Ltd.	16,300	157,590
Avant Group Corp. (d)	5,800	49,867
Avantia Co. Ltd.	3,000	15,918
Avex, Inc.	7,600	64,487
Awa Bank Ltd. (d)	8,800	154,935
Axial Retailing, Inc.	17,600	111,874
Axyz Co. Ltd. (d)	500	9,260
AZ-COM MARUWA Holdings, Inc.	7,400	53,560
Bando Chemical Industries Ltd.	7,500	93,698
Bank of Iwate Ltd.	3,700	66,116
Bank of Kochi Ltd.	1,600	9,203
Bank of Nagoya Ltd.	2,500	120,868
Bank of Saga Ltd.	2,600	44,103
Bank of the Ryukyus Ltd.	9,200	73,636
Base Co. Ltd.	600	10,666
Beauty Garage, Inc.	1,600	16,329
Belc Co. Ltd.	2,800	132,542
Bell System24 Holdings, Inc.	8,200	81,641
Belluna Co. Ltd.	14,700	70,273
Bengo4.com, Inc. (a) (d)	1,400	29,543
Bic Camera, Inc. (d)	18,000	171,802
BML, Inc.	5,300	95,030
Bookoff Group Holdings Ltd. (d)	3,500	30,816
Bourbon Corp.	2,100	30,799
Br Holdings Corp.	7,400	16,836
BrainPad, Inc.	3,300	21,874
Bull-Dog Sauce Co. Ltd.	1,200	15,032
Bunka Shutter Co. Ltd.	13,200	145,047
Business Brain Showa-Ota, Inc.	2,600	36,387
Security Description	Shares	Value
Japan — (Continued)
Business Engineering Corp.	800	$18,829
BuySell Technologies Co. Ltd. (d)	400	10,699
C Uyemura & Co. Ltd.	2,500	173,477
CAC Holdings Corp.	3,500	40,801
Canare Electric Co. Ltd.	800	7,889
Canon Electronics, Inc.	5,000	70,489
Careerlink Co. Ltd.	1,000	15,408
Carenet, Inc. (d)	3,600	12,365
Carlit Co. Ltd.	5,500	49,701
Casa, Inc.	1,000	5,686
Casio Computer Co. Ltd.	3,800	28,404
Cawachi Ltd.	3,300	60,415
CDS Co. Ltd.	700	7,790
CellSource Co. Ltd. (d)	600	5,025
Celsys, Inc.	6,900	37,105
Central Automotive Products Ltd. (d)	3,000	99,798
Central Glass Co. Ltd.	5,100	118,835
Central Security Patrols Co. Ltd.	2,300	45,091
Central Sports Co. Ltd.	2,400	37,638
Ceres, Inc.	1,600	16,384
Change Holdings, Inc.	5,500	41,364
Charm Care Corp. KK	3,800	36,369
Chiba Kogyo Bank Ltd.	9,300	58,814
Chilled & Frozen Logistics Holdings Co. Ltd.	2,800	99,466
Chino Corp.	2,700	43,738
Chiyoda Co. Ltd.	5,800	33,757
Chiyoda Corp. (a)	38,700	72,487
Chiyoda Integre Co. Ltd.	2,500	49,181
Chofu Seisakusho Co. Ltd.	5,100	69,962
Chori Co. Ltd.	3,000	67,006
Chubu Shiryo Co. Ltd.	6,800	68,462
Chudenko Corp.	6,600	132,582
Chuetsu Pulp & Paper Co. Ltd.	1,900	18,035
Chugai Ro Co. Ltd.	1,400	29,724
Chugin Financial Group, Inc.	32,800	344,858
Chugoku Marine Paints Ltd.	9,800	124,532
Chuo Gyorui Co. Ltd.	200	3,597
Chuo Spring Co. Ltd.	4,300	35,068
CI Takiron Corp.	11,000	50,181
Citizen Watch Co. Ltd.	45,800	305,977
CKD Corp.	9,700	193,359
Cleanup Corp.	7,300	33,774
CMK Corp.	12,600	46,922
COLOPL, Inc.	7,200	29,330
Colowide Co. Ltd. (d)	19,300	240,296
Como Co. Ltd.	400	7,210
Computer Engineering & Consulting Ltd.	1,500	20,078
Computer Institute of Japan Ltd.	12,240	35,081
Comture Corp.	5,900	67,344
Core Corp.	2,500	30,692
Corona Corp.	4,400	26,618
Cosel Co. Ltd.	6,800	53,087
Cosmos Initia Co. Ltd.	3,500	17,903
Cota Co. Ltd.	6,020	59,613
CRE, Inc.	2,100	20,881
Create Medic Co. Ltd. (d)	1,800	10,582
See accompanying notes to financial statements.
BHFTII-125

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Japan — (Continued)
Create Restaurants Holdings, Inc. (d)	29,400	$201,233
Create SD Holdings Co. Ltd.	5,600	125,725
Creek & River Co. Ltd.	2,700	30,565
Cresco Ltd.	8,000	66,251
Cross Cat Co. Ltd.	1,400	12,287
CTI Engineering Co. Ltd. (d)	2,900	92,581
CTS Co. Ltd.	7,700	38,808
Cube System, Inc.	2,500	18,514
Curves Holdings Co. Ltd.	13,000	63,454
Cybozu, Inc. (d)	5,300	66,140
Dai Nippon Toryo Co. Ltd.	6,000	49,487
Dai-Dan Co. Ltd.	2,800	53,762
Daido Kogyo Co. Ltd.	2,000	11,809
Daido Metal Co. Ltd.	10,600	41,277
Daido Steel Co. Ltd.	23,900	221,206
Daihatsu Diesel Manufacturing Co. Ltd.	4,300	44,520
Daiho Corp.	1,900	39,575
Daiichi Jitsugyo Co. Ltd.	5,200	78,874
Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	5,000	26,335
Daiichikosho Co. Ltd.	8,100	83,486
Daiken Medical Co. Ltd.	4,400	14,991
Daiki Aluminium Industry Co. Ltd.	7,000	55,496
Daiki Axis Co. Ltd.	1,300	5,960
Daiko Denshi Tsushin Ltd.	1,300	6,914
Daikoku Denki Co. Ltd. (d)	1,800	45,717
Daikokutenbussan Co. Ltd.	1,300	69,014
Daikyonishikawa Corp.	11,600	50,814
Dainichi Co. Ltd.	4,100	17,949
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	3,300	70,037
Daio Paper Corp.	16,200	89,833
Daiseki Co. Ltd. (d)	10,939	254,687
Daishi Hokuetsu Financial Group, Inc.	9,200	293,546
Daishinku Corp.	7,400	32,614
Daisue Construction Co. Ltd.	2,300	24,674
Daito Bank Ltd.	1,400	6,698
Daito Pharmaceutical Co. Ltd.	4,356	60,449
Daitron Co. Ltd. (d)	2,400	43,432
Daiwa Industries Ltd.	7,700	73,250
Daiwabo Holdings Co. Ltd.	21,400	384,721
DCM Holdings Co. Ltd. (d)	25,300	230,168
Dear Life Co. Ltd.	7,500	44,911
Delica Foods Holdings Co. Ltd.	600	2,138
DeNA Co. Ltd. (d)	16,800	167,242
Denka Co. Ltd.	13,100	176,065
Densan System Holdings Co. Ltd.	1,700	28,494
Dentsu Soken, Inc. (d)	1,600	52,616
Denyo Co. Ltd.	4,100	74,616
DIC Corp. (d)	14,500	275,516
Digital Arts, Inc.	2,900	80,983
Digital Hearts Holdings Co. Ltd.	2,600	16,831
Digital Holdings, Inc.	2,100	14,125
Digital Information Technologies Corp.	2,100	24,385
Dip Corp. (d)	9,500	161,784
Direct Marketing MiX, Inc.	3,000	4,625
DKK Co. Ltd.	2,600	34,216
DKS Co. Ltd.	2,800	70,088
Security Description	Shares	Value
Japan — (Continued)
DMW Corp.	700	$17,138
Doshisha Co. Ltd.	6,600	97,313
Double Standard, Inc.	1,400	15,141
Doutor Nichires Holdings Co. Ltd.	7,600	105,793
Dowa Holdings Co. Ltd. (d)	6,400	228,103
Drecom Co. Ltd. (a)	2,700	12,505
DTS Corp.	10,700	281,142
Duskin Co. Ltd.	7,800	177,918
DyDo Group Holdings, Inc. (d)	5,400	89,968
Eagle Industry Co. Ltd.	6,200	74,559
EAT&HOLDINGS Co. Ltd.	1,400	18,420
Ebara Foods Industry, Inc.	700	12,871
Ebara Jitsugyo Co. Ltd.	3,000	76,782
Ebase Co. Ltd.	4,800	21,645
Eco's Co. Ltd.	2,100	30,595
EDION Corp. (d)	16,800	169,771
EF-ON, Inc.	6,100	15,619
eGuarantee, Inc.	8,200	74,096
E-Guardian, Inc. (d)	1,000	12,735
Ehime Bank Ltd.	7,600	62,104
Eidai Co. Ltd.	10,000	15,395
Eiken Chemical Co. Ltd.	7,500	104,710
Eizo Corp.	4,100	124,179
Elan Corp.	8,200	45,611
Elecom Co. Ltd.	11,700	119,003
Elematec Corp.	4,700	58,939
EM Systems Co. Ltd.	3,500	13,273
en Japan, Inc.	8,300	135,186
Endo Lighting Corp.	2,600	24,852
Enplas Corp. (d)	1,400	70,359
Entrust, Inc.	1,500	7,811
eRex Co. Ltd. (a) (d)	8,000	35,400
ES-Con Japan Ltd.	6,700	44,179
Eslead Corp.	2,000	56,028
ESPEC Corp.	5,000	99,557
Exedy Corp.	7,700	140,969
EXEO Group, Inc.	31,400	311,992
Ezaki Glico Co. Ltd. (d)	12,600	327,613
F&M Co. Ltd.	1,600	16,858
FALCO HOLDINGS Co. Ltd.	2,300	32,943
Fancl Corp.	10,600	181,110
FCC Co. Ltd.	9,200	134,594
FDK Corp. (a)	3,600	15,970
Feed One Co. Ltd.	6,376	37,881
Ferrotec Holdings Corp.	11,700	202,678
Fibergate, Inc. (d)	1,800	12,460
FIDEA Holdings Co. Ltd.	5,050	52,118
Financial Partners Group Co. Ltd.	8,200	114,585
FINDEX, Inc.	3,900	24,786
First Bank of Toyama Ltd.	10,700	84,796
First Brothers Co. Ltd.	900	6,717
First Juken Co. Ltd. (d)	1,600	10,828
First-Corp., Inc.	1,600	7,548
Fixstars Corp.	4,100	50,245
FJ Next Holdings Co. Ltd.	3,800	30,822
Focus Systems Corp.	2,900	23,152
See accompanying notes to financial statements.
BHFTII-126

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Japan — (Continued)
Food & Life Cos. Ltd.	18,100	$293,502
Forval Corp.	1,900	18,250
Foster Electric Co. Ltd.	5,600	62,605
FP Corp.	3,600	54,041
France Bed Holdings Co. Ltd.	7,900	62,331
FreakOut Holdings, Inc. (a)	800	4,157
Freebit Co. Ltd. (d)	2,100	16,979
Freund Corp.	2,400	13,471
F-Tech, Inc.	6,000	24,235
FTGroup Co. Ltd.	1,500	10,817
Fudo Tetra Corp.	4,130	62,161
Fuji Corp.	18,800	294,573
Fuji Corp. Ltd.	8,600	43,616
Fuji Kyuko Co. Ltd.	5,300	104,921
Fuji Oil Co. Ltd.	16,800	53,849
Fuji Oil Holdings, Inc.	10,600	184,891
Fuji Pharma Co. Ltd.	4,600	42,882
Fuji Seal International, Inc.	11,100	170,413
Fujibo Holdings, Inc.	2,800	87,434
Fujicco Co. Ltd.	5,700	65,859
Fujikura Composites, Inc.	3,700	31,958
Fujikura Kasei Co. Ltd.	9,500	32,661
Fujimi, Inc. (d)	9,900	188,062
Fujimori Kogyo Co. Ltd.	4,400	116,179
Fujisash Co. Ltd.	24,500	13,114
Fujishoji Co. Ltd.	1,300	9,932
Fujita Kanko, Inc. (a)	400	24,358
Fujitsu General Ltd.	5,800	75,377
Fujiya Co. Ltd.	3,300	53,586
FuKoKu Co. Ltd.	4,000	57,338
Fukuda Corp.	1,700	61,952
Fukuda Denshi Co. Ltd.	4,200	177,860
Fukui Bank Ltd.	5,400	77,759
Fukui Computer Holdings, Inc.	2,700	42,473
Fukushima Bank Ltd. (d)	11,200	20,085
Fukushima Galilei Co. Ltd.	3,800	156,981
Fukuyama Transporting Co. Ltd. (d)	3,200	78,973
FULLCAST Holdings Co. Ltd.	5,400	48,581
Funai Soken Holdings, Inc.	10,370	147,678
Furukawa Battery Co. Ltd.	5,000	41,104
Furukawa Co. Ltd.	6,400	74,604
Furukawa Electric Co. Ltd.	16,000	407,444
Furuno Electric Co. Ltd. (d)	6,900	90,226
Furuya Metal Co. Ltd. (d)	3,300	90,017
Furyu Corp.	4,300	28,097
Fuso Chemical Co. Ltd. (d)	4,600	117,548
Fuso Pharmaceutical Industries Ltd.	2,600	39,589
Futaba Corp.	10,200	41,661
Futaba Industrial Co. Ltd.	13,900	76,645
Future Corp.	11,200	106,648
Fuyo General Lease Co. Ltd.	800	61,379
G-7 Holdings, Inc.	5,800	59,612
Gakken Holdings Co. Ltd.	6,400	42,049
Gakkyusha Co. Ltd.	2,800	37,257
Gecoss Corp.	4,600	29,132
Genki Sushi Co. Ltd.	3,200	66,660
Security Description	Shares	Value
Japan — (Continued)
Genky DrugStores Co. Ltd.	4,800	$85,981
Geo Holdings Corp.	6,000	62,536
Gift Holdings, Inc.	1,600	27,036
giftee, Inc. (a)	2,800	19,303
GL Sciences, Inc.	1,300	23,499
GLOBERIDE, Inc.	5,200	69,120
Glory Ltd.	10,000	173,822
GMO Financial Gate, Inc.	400	16,627
GMO Financial Holdings, Inc.	8,000	39,013
GMO GlobalSign Holdings KK (d)	1,000	18,602
GMO internet group, Inc.	7,300	111,842
Godo Steel Ltd.	2,300	73,599
Goldcrest Co. Ltd.	3,830	64,152
Golf Digest Online, Inc. (a) (d)	900	3,160
Grandy House Corp. (d)	3,600	13,536
Gree, Inc.	3,500	11,608
gremz, Inc.	900	14,420
GS Yuasa Corp.	15,900	316,373
GSI Creos Corp.	2,800	39,764
G-Tekt Corp.	6,500	79,329
Gun-Ei Chemical Industry Co. Ltd.	1,800	36,848
GungHo Online Entertainment, Inc. (d)	10,500	177,226
Gunma Bank Ltd.	5,900	37,805
Gunze Ltd.	3,700	132,166
H.U. Group Holdings, Inc. (d)	14,400	210,064
H2O Retailing Corp.	22,000	326,221
HABA Laboratories, Inc. (d)	700	8,675
Hagihara Industries, Inc.	4,000	39,052
Hagiwara Electric Holdings Co. Ltd.	2,400	58,878
Hakudo Co. Ltd.	2,400	42,852
Hakuto Co. Ltd. (d)	2,500	80,121
Halows Co. Ltd.	2,100	58,326
Hamakyorex Co. Ltd.	4,600	126,271
Hamee Corp.	1,800	12,863
Handsman Co. Ltd.	800	4,514
Hanwa Co. Ltd.	7,600	291,920
Happinet Corp. (d)	4,100	85,190
Hard Off Corp. Co. Ltd.	3,700	47,951
Harima Chemicals Group, Inc.	4,300	24,952
Harmonic Drive Systems, Inc.	1,200	33,703
Hashimoto Sogyo Holdings Co. Ltd.	1,400	12,042
Hazama Ando Corp.	37,290	270,738
Heiwa Corp.	13,500	173,851
Heiwa Real Estate Co. Ltd.	5,700	139,212
Heiwado Co. Ltd.	7,500	112,624
Hennge KK (a)	600	3,537
Hibiya Engineering Ltd. (d)	4,500	99,791
Hiday Hidaka Corp.	500	9,330
HI-LEX Corp.	5,500	50,469
Himaraya Co. Ltd.	2,600	14,843
Hino Motors Ltd. (a)	27,700	72,279
Hioki EE Corp. (d)	2,600	109,258
Hirakawa Hewtech Corp.	2,000	18,255
Hirano Tecseed Co. Ltd.	1,300	15,043
Hirata Corp.	1,000	41,666
Hirogin Holdings, Inc.	38,500	297,691
See accompanying notes to financial statements.
BHFTII-127

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Japan — (Continued)
Hirose Tusyo, Inc.	300	$7,750
Hiroshima Electric Railway Co. Ltd.	1,500	6,991
Hiroshima Gas Co. Ltd.	7,000	17,345
Hisaka Works Ltd.	5,500	36,306
Hisamitsu Pharmaceutical Co., Inc.	300	6,940
Hitachi Zosen Corp.	41,300	271,255
Hito Communications Holdings, Inc.	1,700	10,066
Hochiki Corp.	4,600	64,214
Hodogaya Chemical Co. Ltd.	1,800	61,429
Hogy Medical Co. Ltd.	3,700	90,795
Hokkaido Electric Power Co., Inc. (d)	46,200	343,745
Hokkaido Gas Co. Ltd.	3,900	83,745
Hokkan Holdings Ltd.	3,300	37,030
Hokko Chemical Industry Co. Ltd.	4,800	44,637
Hokkoku Financial Holdings, Inc.	4,400	144,560
Hokuetsu Corp. (d)	27,800	183,820
Hokuetsu Industries Co. Ltd. (d)	5,900	87,942
Hokuhoku Financial Group, Inc.	25,600	329,292
Hokuriku Electric Industry Co. Ltd.	2,800	24,633
Hokuriku Electric Power Co. (d)	42,800	271,644
Hokuriku Electrical Construction Co. Ltd.	3,600	26,230
Hokuriku Gas Co. Ltd.	1,000	22,252
Hokuto Corp.	6,300	74,371
H-One Co. Ltd.	6,000	38,130
Honeys Holdings Co. Ltd. (d)	4,630	45,551
Honma Golf Ltd.	27,000	11,378
Hoosiers Holdings Co. Ltd.	8,000	57,775
Hoshi Iryo-Sanki Co. Ltd.	300	9,650
Hosiden Corp.	11,800	158,344
Hosokawa Micron Corp.	3,600	94,860
Hotland Co. Ltd. (d)	3,200	48,382
House Foods Group, Inc.	2,400	42,421
Howa Machinery Ltd.	4,400	23,230
HS Holdings Co. Ltd.	5,000	30,819
Hyakugo Bank Ltd.	49,600	213,499
Hyakujushi Bank Ltd.	5,800	122,674
IBJ, Inc.	4,900	18,243
Ichiken Co. Ltd.	1,800	29,881
Ichikoh Industries Ltd.	9,000	30,510
Ichimasa Kamaboko Co. Ltd.	1,100	5,241
Ichinen Holdings Co. Ltd.	5,200	56,080
Ichiyoshi Securities Co. Ltd.	10,100	54,440
Icom, Inc.	2,000	38,100
ID Holdings Corp.	3,899	36,103
Idec Corp.	7,500	138,117
IDOM, Inc.	17,200	149,613
Iino Kaiun Kaisha Ltd.	16,900	134,734
I'll, Inc.	900	13,883
Imagica Group, Inc.	4,500	15,401
Imasen Electric Industrial (d)	2,000	7,721
i-mobile Co. Ltd.	5,400	16,539
Imuraya Group Co. Ltd.	2,900	44,419
Inaba Denki Sangyo Co. Ltd.	13,000	317,809
Inaba Seisakusho Co. Ltd.	3,200	38,317
Inabata & Co. Ltd.	10,400	228,589
Inageya Co. Ltd.	800	6,090
Security Description	Shares	Value
Japan — (Continued)
I-NE Co. Ltd.	800	$8,601
Ines Corp.	5,100	58,485
I-Net Corp.	3,520	47,270
Infocom Corp. (d)	4,500	170,047
Innotech Corp.	3,900	43,079
Insource Co. Ltd. (d)	11,200	61,464
Intage Holdings, Inc.	2,600	24,291
Integrated Design & Engineering Holdings Co. Ltd. (d)	3,400	89,684
Intelligent Wave, Inc.	3,400	22,911
Inui Global Logistics Co. Ltd.	3,000	21,627
I-PEX, Inc.	3,100	40,348
IR Japan Holdings Ltd.	2,000	15,088
Iriso Electronics Co. Ltd. (d)	5,500	104,192
ISB Corp.	400	3,603
Ise Chemicals Corp. (d)	600	110,902
Iseki & Co. Ltd.	5,700	37,076
Ishihara Chemical Co. Ltd.	1,200	17,267
Ishihara Sangyo Kaisha Ltd.	7,600	77,001
Ishizuka Glass Co. Ltd.	500	9,169
Itfor, Inc.	7,800	69,976
ITmedia, Inc.	1,500	17,980
Itochu Enex Co. Ltd.	13,300	126,045
Itochu-Shokuhin Co. Ltd.	1,600	70,357
Itoham Yonekyu Holdings, Inc.	5,900	157,700
Itoki Corp.	9,900	106,059
IwaiCosmo Holdings, Inc.	5,100	71,844
Iwaki Co. Ltd.	1,300	22,988
Iwatsuka Confectionery Co. Ltd.	2,000	32,353
Izumi Co. Ltd. (d)	7,400	148,258
J Trust Co. Ltd.	16,800	42,627
JAC Recruitment Co. Ltd.	15,600	63,717
Jaccs Co. Ltd. (d)	5,300	153,359
JAFCO Group Co. Ltd.	8,900	105,440
JANOME Corp.	7,099	30,529
Japan Aviation Electronics Industry Ltd.	12,300	198,137
Japan Cash Machine Co. Ltd.	1,200	10,345
Japan Communications, Inc. (a)	35,600	41,706
Japan Elevator Service Holdings Co. Ltd.	17,300	278,907
Japan Foundation Engineering Co. Ltd.	7,900	30,429
Japan Investment Adviser Co. Ltd.	6,400	64,742
Japan Lifeline Co. Ltd.	15,500	108,832
Japan Material Co. Ltd.	15,600	216,181
Japan Medical Dynamic Marketing, Inc.	4,400	18,767
Japan Oil Transportation Co. Ltd.	700	13,257
Japan Petroleum Exploration Co. Ltd.	5,300	213,637
Japan Property Management Center Co. Ltd.	4,100	30,703
Japan Pulp & Paper Co. Ltd.	2,700	102,223
Japan Pure Chemical Co. Ltd.	500	10,920
Japan Securities Finance Co. Ltd.	20,400	203,279
Japan Steel Works Ltd.	6,500	172,671
Japan Transcity Corp.	9,700	65,111
Japan Wool Textile Co. Ltd.	12,600	106,504
JBCC Holdings, Inc. (d)	3,800	86,637
JCU Corp.	5,700	142,081
Jeol Ltd.	9,700	442,606
JFE Systems, Inc.	700	15,624
See accompanying notes to financial statements.
BHFTII-128

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Japan — (Continued)
JGC Holdings Corp.	13,000	$102,183
JIG-SAW, Inc. (a) (d)	900	22,953
Jimoto Holdings, Inc. (a) (d)	6,790	16,183
JINS Holdings, Inc.	3,200	78,173
JINUSHI Co. Ltd.	3,500	58,467
JK Holdings Co. Ltd.	2,800	17,859
J-Lease Co. Ltd.	1,200	10,091
JM Holdings Co. Ltd.	3,200	57,949
JMS Co. Ltd.	6,400	21,453
Joban Kosan Co. Ltd. (a)	1,700	12,813
J-Oil Mills, Inc.	5,700	70,703
Joshin Denki Co. Ltd.	5,000	82,432
Joyful Honda Co. Ltd.	11,900	164,881
JP-Holdings, Inc.	17,900	61,101
JSB Co. Ltd.	2,000	39,890
JSP Corp.	3,900	56,185
Juki Corp.	7,200	23,095
Juroku Financial Group, Inc.	7,300	216,738
Justsystems Corp.	8,000	150,108
JVCKenwood Corp.	40,000	232,585
K&O Energy Group, Inc. (d)	2,800	66,800
Kadoya Sesame Mills, Inc.	800	18,121
Kaga Electronics Co. Ltd.	4,300	154,652
Kagome Co. Ltd.	6,400	130,448
Kakaku.com, Inc.	3,600	47,310
Kaken Pharmaceutical Co. Ltd.	5,200	124,449
Kakiyasu Honten Co. Ltd.	2,500	40,117
Kamakura Shinsho Ltd.	3,700	9,898
Kameda Seika Co. Ltd. (d)	3,500	92,217
Kamei Corp.	5,700	83,755
Kanaden Corp.	3,800	39,981
Kanagawa Chuo Kotsu Co. Ltd.	1,900	37,128
Kanamic Network Co. Ltd.	900	3,129
Kanamoto Co. Ltd.	7,600	140,530
Kandenko Co. Ltd. (d)	21,900	234,316
Kaneka Corp.	11,100	292,063
Kaneko Seeds Co. Ltd.	1,300	11,598
Kanematsu Corp.	20,400	342,884
Kanemi Co. Ltd.	100	2,063
Kanto Denka Kogyo Co. Ltd.	12,100	72,261
Kappa Create Co. Ltd.	1,000	10,729
Kasai Kogyo Co. Ltd. (a)	8,600	10,712
Katakura Industries Co. Ltd.	5,200	69,920
Katitas Co. Ltd.	11,600	125,271
Kato Sangyo Co. Ltd.	6,000	160,555
Kato Works Co. Ltd.	3,800	31,050
Kawada Technologies, Inc.	2,700	46,506
Kawai Musical Instruments Manufacturing Co. Ltd.	1,600	31,865
KeePer Technical Laboratory Co. Ltd. (d)	3,000	76,724
Keihan Holdings Co. Ltd.	800	14,310
Keihanshin Building Co. Ltd.	8,200	85,612
Keihin Co. Ltd.	2,300	32,202
KEIWA, Inc.	1,200	12,464
Keiyo Bank Ltd.	26,900	146,975
Kenko Mayonnaise Co. Ltd.	3,200	40,140
KFC Holdings Japan Ltd.	4,000	161,821
Security Description	Shares	Value
Japan — (Continued)
KH Neochem Co. Ltd. (d)	9,400	$133,994
Kibun Foods, Inc.	1,500	11,766
Kimoto Co. Ltd.	14,900	20,683
Kimura Chemical Plants Co. Ltd.	3,300	14,822
King Jim Co. Ltd. (d)	1,400	7,646
Kintetsu Department Store Co. Ltd.	400	5,644
Kissei Pharmaceutical Co. Ltd.	6,800	138,115
Ki-Star Real Estate Co. Ltd. (d)	2,600	56,701
Kitagawa Corp.	3,100	29,791
Kita-Nippon Bank Ltd.	2,200	38,620
Kitano Construction Corp.	1,400	32,650
Kitz Corp. (d)	17,800	125,475
Kiyo Bank Ltd.	15,500	180,764
Koa Corp.	8,400	81,042
Koatsu Gas Kogyo Co. Ltd.	7,300	44,539
Kobe Electric Railway Co. Ltd. (d)	1,400	24,257
Kohnan Shoji Co. Ltd.	5,900	153,404
Kohsoku Corp.	3,300	50,791
Koike Sanso Kogyo Co. Ltd.	700	27,222
Kojima Co. Ltd.	7,800	46,981
Kokuyo Co. Ltd.	16,900	283,824
Komatsu Matere Co. Ltd.	4,200	20,248
Komatsu Wall Industry Co. Ltd.	1,800	36,767
KOMEDA Holdings Co. Ltd. (d)	12,600	212,985
Komehyo Holdings Co. Ltd.	1,300	36,221
Komeri Co. Ltd.	7,400	161,211
Komori Corp.	11,000	93,228
Konaka Co. Ltd. (d)	7,300	12,490
Kondotec, Inc.	5,600	49,054
Konica Minolta, Inc.	93,000	257,865
Konishi Co. Ltd.	13,000	105,164
Konoike Transport Co. Ltd.	6,900	102,911
Konoshima Chemical Co. Ltd.	600	6,355
Kosaido Holdings Co. Ltd.	18,500	71,251
Koshidaka Holdings Co. Ltd.	6,000	32,329
Kotobuki Spirits Co. Ltd.	13,000	150,590
Kotobukiya Co. Ltd. (d)	1,500	17,588
Kozo Keikaku Engineering, Inc. (a) (b) (c)	1,200	30,431
KPP Group Holdings Co. Ltd.	3,700	18,693
Krosaki Harima Corp.	5,200	90,578
KRS Corp.	4,400	45,930
K's Holdings Corp. (d)	30,100	283,330
KU Holdings Co. Ltd.	5,500	45,069
Kumagai Gumi Co. Ltd.	8,000	182,997
Kumiai Chemical Industry Co. Ltd.	10,995	55,144
Kunimine Industries Co. Ltd.	1,200	8,403
Kurabo Industries Ltd. (d)	3,600	112,086
Kureha Corp. (d)	10,700	186,168
Kurimoto Ltd.	2,300	67,222
Kuriyama Holdings Corp.	2,300	17,810
Kusuri No. Aoki Holdings Co. Ltd.	9,900	187,147
KYB Corp. (d)	3,800	128,284
Kyodo Printing Co. Ltd.	1,700	41,198
Kyoei Steel Ltd.	4,700	61,160
Kyokuto Boeki Kaisha Ltd.	3,600	40,368
Kyokuto Kaihatsu Kogyo Co. Ltd.	8,800	137,817
See accompanying notes to financial statements.
BHFTII-129

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Japan — (Continued)
Kyokuto Securities Co. Ltd.	4,100	$37,575
Kyokuyo Co. Ltd.	2,700	68,659
Kyorin Pharmaceutical Co. Ltd.	10,200	107,980
KYORITSU Co. Ltd.	6,800	7,413
Kyoritsu Maintenance Co. Ltd.	13,200	246,080
Kyosan Electric Manufacturing Co. Ltd.	12,600	56,738
Kyowa Electronic Instruments Co. Ltd. (d)	8,000	22,826
Kyowa Leather Cloth Co. Ltd.	3,300	16,382
LAC Co. Ltd.	5,900	30,571
Lacto Japan Co. Ltd.	1,400	24,196
LEC, Inc.	5,000	37,821
Leopalace21 Corp.	39,300	125,909
Life Corp.	4,000	98,162
LIFULL Co. Ltd.	17,000	16,653
LIKE, Inc.	2,100	19,945
Linical Co. Ltd.	2,600	6,894
Link & Motivation, Inc. (d)	8,900	25,920
Lintec Corp.	9,500	202,451
LITALICO, Inc.	4,700	51,210
Look Holdings, Inc.	2,200	37,922
Mabuchi Motor Co. Ltd. (d)	16,600	246,078
Macromill, Inc.	12,100	64,205
Maeda Kosen Co. Ltd.	10,200	107,464
Maezawa Kasei Industries Co. Ltd.	3,200	36,950
Maezawa Kyuso Industries Co. Ltd.	5,800	48,432
Makino Milling Machine Co. Ltd.	5,300	223,112
Management Solutions Co. Ltd.	1,800	16,212
Mandom Corp.	8,900	66,781
Mani, Inc. (d)	18,500	227,753
MarkLines Co. Ltd.	3,000	56,961
Mars Group Holdings Corp.	2,200	52,314
Marubun Corp.	4,200	32,779
Marudai Food Co. Ltd.	4,700	50,738
Marufuji Sheet Piling Co. Ltd.	1,300	23,799
Maruha Nichiro Corp.	9,000	176,814
Maruichi Steel Tube Ltd.	9,300	216,299
MARUKA FURUSATO Corp.	993	13,313
Marusan Securities Co. Ltd.	9,900	66,915
Maruyama Manufacturing Co., Inc.	1,500	23,216
Maruzen CHI Holdings Co. Ltd.	11,900	25,476
Maruzen Co. Ltd.	900	17,095
Maruzen Showa Unyu Co. Ltd.	2,800	95,518
Marvelous, Inc.	9,500	38,348
Matching Service Japan Co. Ltd.	1,200	7,929
Matsuda Sangyo Co. Ltd.	3,600	65,601
Matsui Construction Co. Ltd.	6,400	33,946
Matsui Securities Co. Ltd.	31,000	162,137
Matsuya Co. Ltd.	2,400	16,789
Matsuyafoods Holdings Co. Ltd.	400	14,862
Max Co. Ltd. (d)	7,200	172,781
Maxell Ltd.	10,500	116,763
Maxvalu Tokai Co. Ltd.	3,500	67,746
MCJ Co. Ltd.	17,300	162,373
MEC Co. Ltd.	4,200	120,714
Media Do Co. Ltd.	2,100	19,687
Medical Data Vision Co. Ltd. (d)	6,800	25,242
Security Description	Shares	Value
Japan — (Continued)
Medical System Network Co. Ltd.	7,000	$25,791
Medikit Co. Ltd.	1,300	23,857
Medius Holdings Co. Ltd.	1,800	10,076
Medley, Inc. (a)	1,700	37,852
MedPeer, Inc.	2,600	10,174
Megachips Corp.	4,200	106,989
Megmilk Snow Brand Co. Ltd.	10,800	174,646
Meidensha Corp.	9,000	204,916
Meiji Electric Industries Co. Ltd.	1,000	11,523
Meiji Shipping Group Co. Ltd. (d)	4,300	19,459
Meiko Electronics Co. Ltd.	5,600	249,317
Meisei Industrial Co. Ltd.	9,900	79,738
MEITEC Group Holdings, Inc.	17,800	360,236
Meito Sangyo Co. Ltd.	3,000	37,536
Meiwa Corp.	8,100	36,596
Meiwa Estate Co. Ltd. (d)	3,800	22,603
Melco Holdings, Inc.	1,500	32,800
Members Co. Ltd.	1,800	10,113
Menicon Co. Ltd.	16,300	134,127
Mercari, Inc. (a) (d)	25,700	317,613
Mercuria Holdings Co. Ltd.	2,100	12,292
MetaReal Corp. (a)	1,400	8,815
METAWATER Co. Ltd.	3,600	43,814
Micronics Japan Co. Ltd.	6,300	265,432
Midac Holdings Co. Ltd.	900	8,529
Mie Kotsu Group Holdings, Inc.	8,600	32,400
Mikuni Corp.	7,300	18,699
Milbon Co. Ltd.	6,720	138,602
MIMAKI ENGINEERING Co. Ltd.	1,700	20,439
Mimasu Semiconductor Industry Co. Ltd.	4,400	101,396
Ministop Co. Ltd.	4,300	45,404
Miraial Co. Ltd.	2,900	28,639
Mirait One Corp.	21,880	285,417
Mirarth Holdings, Inc.	24,900	80,193
Miroku Jyoho Service Co. Ltd.	5,500	68,133
Mitani Corp.	22,700	229,356
Mitani Sekisan Co. Ltd.	2,100	79,156
Mito Securities Co. Ltd.	10,400	37,560
Mitsuba Corp.	9,300	66,666
Mitsubishi Kakoki Kaisha Ltd.	800	21,459
Mitsubishi Logisnext Co. Ltd.	8,400	84,205
Mitsubishi Paper Mills Ltd.	8,800	45,363
Mitsubishi Pencil Co. Ltd. (d)	8,200	128,152
Mitsubishi Research Institute, Inc.	2,000	61,961
Mitsubishi Shokuhin Co. Ltd.	4,300	146,240
Mitsubishi Steel Manufacturing Co. Ltd.	4,400	41,324
Mitsuboshi Belting Ltd.	3,900	109,884
Mitsui DM Sugar Holdings Co. Ltd.	4,300	90,588
Mitsui E&S Co. Ltd. (d)	24,900	227,425
Mitsui High-Tec, Inc. (d)	2,800	109,964
Mitsui Matsushima Holdings Co. Ltd. (d)	3,100	97,618
Mitsui Mining & Smelting Co. Ltd.	13,900	446,001
Mitsui-Soko Holdings Co. Ltd. (d)	5,000	148,853
Mitsuuroko Group Holdings Co. Ltd. (d)	7,800	85,521
MIXI, Inc.	9,800	184,956
Miyaji Engineering Group, Inc.	2,900	88,049
See accompanying notes to financial statements.
BHFTII-130

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Japan — (Continued)
Miyazaki Bank Ltd.	4,100	$90,769
Miyoshi Oil & Fat Co. Ltd.	2,800	25,998
Mizuho Leasing Co. Ltd.	33,500	234,619
Mizuho Medy Co. Ltd.	1,000	10,071
Mizuno Corp.	4,700	230,864
Mochida Pharmaceutical Co. Ltd. (d)	4,700	91,189
Modec, Inc.	800	14,513
Monex Group, Inc.	45,500	206,888
Money Partners Group Co. Ltd.	7,100	11,205
Monogatari Corp. (d)	7,800	164,704
MORESCO Corp.	2,500	20,823
Morinaga & Co. Ltd.	17,600	272,388
Morinaga Milk Industry Co. Ltd.	17,600	368,444
Moriroku Holdings Co. Ltd.	800	14,279
Morita Holdings Corp. (d)	8,800	102,706
Morito Co. Ltd.	3,400	31,630
Morozoff Ltd.	1,800	54,721
Mory Industries, Inc.	1,600	53,063
MRK Holdings, Inc.	15,600	10,960
MrMax Holdings Ltd.	8,400	35,709
Mugen Estate Co. Ltd.	3,300	25,940
m-up Holdings, Inc.	7,400	66,646
Murakami Corp.	2,100	65,810
Musashi Seimitsu Industry Co. Ltd.	13,400	157,603
Musashino Bank Ltd. (d)	6,900	140,603
Mutoh Holdings Co. Ltd.	900	13,658
Nabtesco Corp.	10,600	180,148
NAC Co. Ltd.	7,200	25,816
Nachi-Fujikoshi Corp.	3,800	83,087
Nafco Co. Ltd. (d)	2,600	49,604
Nagano Keiki Co. Ltd.	4,200	77,433
Nagase & Co. Ltd.	21,400	419,854
Nagatanien Holdings Co. Ltd.	3,300	63,378
Nagawa Co. Ltd.	1,500	76,816
Naigai Trans Line Ltd.	2,100	37,219
Nakabayashi Co. Ltd.	5,500	18,851
Nakamuraya Co. Ltd.	1,600	32,311
Nakanishi, Inc.	13,200	208,807
Nakano Corp.	4,000	13,084
Nakayama Steel Works Ltd.	6,300	37,020
Nakayamafuku Co. Ltd.	2,000	4,665
Namura Shipbuilding Co. Ltd.	11,256	169,637
Nankai Electric Railway Co. Ltd.	9,200	152,644
Nanto Bank Ltd.	6,300	139,696
Narasaki Sangyo Co. Ltd.	800	16,111
Natori Co. Ltd.	2,600	34,113
NCD Co. Ltd./Shinagawa	1,700	19,111
NEC Capital Solutions Ltd.	2,500	64,414
NEC Networks & System Integration Corp.	9,400	143,296
NET One Systems Co. Ltd.	17,100	313,584
Neturen Co. Ltd.	7,300	50,400
New Art Holdings Co. Ltd.	1,235	13,292
New Japan Chemical Co. Ltd. (a)	9,900	11,475
Nextage Co. Ltd. (d)	11,100	166,181
NexTone, Inc. (a)	700	5,910
NF Holdings Corp.	1,600	11,263
Security Description	Shares	Value
Japan — (Continued)
NHK Spring Co. Ltd.	4,300	$42,816
Nicca Chemical Co. Ltd. (d)	1,400	9,224
Nice Corp.	2,300	28,770
Nichia Steel Works Ltd.	9,100	18,418
Nichias Corp.	13,800	406,375
Nichiban Co. Ltd.	3,200	38,209
Nichicon Corp.	11,800	87,935
Nichiden Corp.	3,500	78,398
Nichiha Corp.	6,800	144,950
Nichimo Co. Ltd.	2,000	27,763
Nichireki Co. Ltd. (d)	7,100	109,950
Nichirin Co. Ltd.	1,400	31,228
Nihon Chouzai Co. Ltd.	3,320	30,894
Nihon Dempa Kogyo Co. Ltd.	3,300	29,661
Nihon Dengi Co. Ltd.	400	13,053
Nihon Flush Co. Ltd.	6,000	34,596
Nihon House Holdings Co. Ltd.	10,000	21,401
Nihon Kagaku Sangyo Co. Ltd.	3,000	28,303
Nihon M&A Center Holdings, Inc. (d)	58,000	297,873
Nihon Nohyaku Co. Ltd.	11,900	56,170
Nihon Parkerizing Co. Ltd.	21,300	172,891
Nihon Plast Co. Ltd.	4,500	12,378
Nihon Tokushu Toryo Co. Ltd.	2,900	22,338
Nihon Yamamura Glass Co. Ltd.	3,800	38,924
Nikkiso Co. Ltd.	12,400	89,135
Nikko Co. Ltd.	9,000	44,736
Nikkon Holdings Co. Ltd.	13,600	308,033
Nippn Corp.	12,200	176,784
Nippon Air Conditioning Services Co. Ltd.	7,700	52,471
Nippon Aqua Co. Ltd.	3,000	17,424
Nippon Beet Sugar Manufacturing Co. Ltd.	2,900	41,885
Nippon Carbide Industries Co., Inc.	2,300	28,466
Nippon Carbon Co. Ltd.	2,600	83,956
Nippon Chemical Industrial Co. Ltd.	2,400	41,304
Nippon Chemi-Con Corp. (a)	5,900	60,239
Nippon Coke & Engineering Co. Ltd.	47,000	36,025
Nippon Concept Corp.	1,500	16,509
Nippon Concrete Industries Co. Ltd.	14,000	32,756
Nippon Denko Co. Ltd.	29,065	52,887
Nippon Densetsu Kogyo Co. Ltd.	9,500	116,444
Nippon Dry-Chemical Co. Ltd.	1,000	17,664
Nippon Electric Glass Co. Ltd. (d)	15,400	351,449
Nippon Felt Co. Ltd.	8,600	26,725
Nippon Filcon Co. Ltd.	5,200	17,262
Nippon Gas Co. Ltd.	26,400	395,881
Nippon Hume Corp.	6,700	49,205
Nippon Kayaku Co. Ltd.	25,700	196,587
Nippon Kodoshi Corp.	1,600	23,451
Nippon Light Metal Holdings Co. Ltd.	15,500	173,954
Nippon Paper Industries Co. Ltd. (d)	23,800	141,893
Nippon Parking Development Co. Ltd. (d)	53,400	68,961
Nippon Rietec Co. Ltd.	3,700	28,833
Nippon Road Co. Ltd.	4,500	50,728
Nippon Seiki Co. Ltd.	13,100	119,636
Nippon Seisen Co. Ltd.	3,500	27,947
Nippon Sharyo Ltd.	2,600	41,313
See accompanying notes to financial statements.
BHFTII-131

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Japan — (Continued)
Nippon Sheet Glass Co. Ltd. (a)	15,100	$39,774
Nippon Shinyaku Co. Ltd.	2,200	44,442
Nippon Shokubai Co. Ltd.	12,400	124,055
Nippon Signal Company Ltd.	11,900	78,116
Nippon Soda Co. Ltd.	5,600	182,911
Nippon Thompson Co. Ltd.	15,700	61,623
Nippon Yakin Kogyo Co. Ltd.	2,800	79,844
Nipro Corp.	36,600	287,562
Nishikawa Rubber Co. Ltd.	1,200	14,568
Nishimatsu Construction Co. Ltd.	8,200	230,339
Nishimatsuya Chain Co. Ltd.	9,800	130,779
Nishimoto Co. Ltd.	4,200	36,780
Nishi-Nippon Financial Holdings, Inc.	28,900	365,182
Nishi-Nippon Railroad Co. Ltd.	15,900	254,868
Nishio Holdings Co. Ltd.	5,200	133,821
Nissan Shatai Co. Ltd.	12,600	77,282
Nissan Tokyo Sales Holdings Co. Ltd.	11,000	34,673
Nissei ASB Machine Co. Ltd.	2,300	79,120
Nissei Plastic Industrial Co. Ltd.	4,500	29,447
Nissha Co. Ltd.	11,100	141,133
Nisshin Group Holdings Co. Ltd.	12,300	43,050
Nisshin Oillio Group Ltd.	5,900	177,726
Nisshinbo Holdings, Inc. (d)	31,620	211,667
Nissin Corp.	3,700	109,811
Nisso Holdings Co. Ltd.	1,400	7,382
Nissui Corp.	71,900	385,746
Nitta Corp.	5,000	127,810
Nitta Gelatin, Inc.	4,500	22,030
NITTAN Corp.	6,300	12,343
Nittetsu Mining Co. Ltd.	2,700	85,742
Nitto Fuji Flour Milling Co. Ltd.	800	36,908
Nitto Kogyo Corp. (d)	6,000	130,381
Nitto Kohki Co. Ltd.	3,200	48,076
Nitto Seiko Co. Ltd.	8,900	32,300
Nittoc Construction Co. Ltd.	5,950	41,437
NJS Co. Ltd. (d)	2,200	52,683
Noevir Holdings Co. Ltd.	3,200	112,140
Nohmi Bosai Ltd.	6,100	92,417
Nojima Corp.	15,000	150,658
NOK Corp.	4,700	62,694
Nomura Micro Science Co. Ltd. (d)	5,200	141,280
Noritake Co. Ltd.	5,000	124,291
Noritsu Koki Co. Ltd. (d)	4,600	127,466
Noritz Corp. (d)	7,600	82,851
North Pacific Bank Ltd. (d)	60,100	199,063
NPR-RIKEN Corp.	6,864	120,675
NS Tool Co. Ltd.	4,800	29,994
NS United Kaiun Kaisha Ltd.	2,500	78,840
NSD Co. Ltd.	18,540	355,302
NSW, Inc.	1,900	39,335
NTN Corp.	92,700	185,474
Oat Agrio Co. Ltd.	400	4,190
Obara Group, Inc.	2,700	70,145
Oenon Holdings, Inc.	12,300	29,096
Ogaki Kyoritsu Bank Ltd.	9,400	133,738
Ohara, Inc.	1,600	13,023
Security Description	Shares	Value
Japan — (Continued)
Ohashi Technica, Inc.	2,900	$32,431
Ohba Co. Ltd. (d)	4,600	30,961
Ohsho Food Service Corp.	3,400	182,717
OIE Sangyo Co. Ltd.	800	11,053
Oiles Corp. (d)	6,200	90,183
Oisix ra daichi, Inc. (a)	5,600	43,448
Oita Bank Ltd.	3,600	79,884
Okabe Co. Ltd.	9,400	45,466
Okada Aiyon Corp.	1,900	29,302
Okamoto Industries, Inc.	2,800	87,365
Okamoto Machine Tool Works Ltd.	1,400	40,085
Okamura Corp.	14,700	206,574
Okasan Securities Group, Inc. (d)	39,200	195,285
Oki Electric Industry Co. Ltd.	22,700	143,906
Okinawa Cellular Telephone Co.	5,900	144,021
Okinawa Electric Power Co., Inc.	13,527	93,933
Okinawa Financial Group, Inc.	4,760	78,218
OKUMA Corp. (d)	5,900	266,985
Okumura Corp.	7,100	221,859
Okura Industrial Co. Ltd.	2,300	40,597
Okuwa Co. Ltd.	7,400	42,318
Onoken Co. Ltd.	4,300	45,286
Onward Holdings Co. Ltd.	22,500	87,212
Open Up Group, Inc. (d)	4,700	58,083
Optex Group Co. Ltd.	6,800	71,761
Optim Corp. (a)	4,200	18,405
Optorun Co. Ltd. (d)	5,500	69,502
Oricon, Inc.	1,200	6,441
Orient Corp.	11,670	74,901
Oriental Shiraishi Corp.	33,400	75,077
Origin Co. Ltd.	2,200	18,483
Oro Co. Ltd.	2,100	33,484
Osaka Organic Chemical Industry Ltd. (d)	4,100	97,670
Osaka Steel Co. Ltd.	3,700	55,390
OSAKA Titanium Technologies Co. Ltd.	1,400	24,178
Osaki Electric Co. Ltd.	11,700	51,159
OSG Corp.	20,600	251,667
OUG Holdings, Inc.	700	11,924
Oyo Corp.	4,900	86,077
Ozu Corp. (d)	600	6,132
Pacific Industrial Co. Ltd. (d)	10,200	95,755
Pacific Metals Co. Ltd. (a)	5,100	40,756
Pack Corp. (d)	3,900	92,103
PAL GROUP Holdings Co. Ltd.	8,600	97,107
PALTAC Corp.	3,300	89,749
Paraca, Inc.	300	3,893
Paramount Bed Holdings Co. Ltd.	10,100	170,543
Paris Miki Holdings, Inc.	10,600	26,483
Park24 Co. Ltd. (a)	23,400	233,229
Pasona Group, Inc.	6,200	81,618
PCI Holdings, Inc.	1,800	10,838
Pegasus Co. Ltd.	5,400	20,117
Penta-Ocean Construction Co. Ltd. (d)	19,800	81,622
People Dreams & Technologies Group Co. Ltd.	1,400	15,845
PeptiDream, Inc. (a) (d)	10,000	155,642
PIA Corp. (a)	500	9,706
See accompanying notes to financial statements.
BHFTII-132

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Japan — (Continued)
Pickles Holdings Co. Ltd.	2,600	$19,423
Pigeon Corp. (d)	31,900	288,339
PILLAR Corp. (d)	4,700	157,840
Pilot Corp. (d)	5,800	154,699
Piolax, Inc.	7,300	106,129
Pole To Win Holdings, Inc.	7,900	23,952
PR Times Corp. (a)	700	8,327
Premium Group Co. Ltd.	7,800	105,218
Premium Water Holdings, Inc.	500	9,138
Press Kogyo Co. Ltd. (d)	22,400	90,139
Pressance Corp.	4,000	48,669
Prestige International, Inc.	27,100	118,626
Prima Meat Packers Ltd.	6,000	88,793
Procrea Holdings, Inc.	6,521	79,366
Pronexus, Inc.	5,100	41,883
Pro-Ship, Inc.	2,300	19,914
Proto Corp.	7,500	69,148
PS Construction Co. Ltd.	2,700	16,834
Punch Industry Co. Ltd.	2,700	8,064
QB Net Holdings Co. Ltd.	1,400	9,788
Qol Holdings Co. Ltd.	7,400	68,807
Quick Co. Ltd.	4,000	55,155
Raccoon Holdings, Inc.	4,100	14,207
Raito Kogyo Co. Ltd.	10,700	139,747
Raiznext Corp.	7,700	88,786
Raksul, Inc. (a)	3,300	19,383
Rakus Co. Ltd.	2,100	26,945
Rasa Industries Ltd.	2,600	48,362
Raysum Co. Ltd.	1,000	21,440
Relo Group, Inc.	11,500	122,474
Rengo Co. Ltd.	46,800	304,111
RENOVA, Inc. (a) (d)	5,100	31,458
Resorttrust, Inc.	20,600	305,865
Restar Corp.	4,500	89,644
Retail Partners Co. Ltd.	4,300	46,591
Rheon Automatic Machinery Co. Ltd.	5,000	53,666
Rhythm Co. Ltd. (d)	1,300	30,662
Ricoh Leasing Co. Ltd.	3,500	115,952
Ride On Express Holdings Co. Ltd.	1,700	11,000
Right On Co. Ltd. (a) (d)	5,900	13,890
Riken Keiki Co. Ltd.	6,400	168,600
Riken Technos Corp.	9,900	65,596
Riken Vitamin Co. Ltd.	5,400	92,901
Ringer Hut Co. Ltd.	600	8,509
Rion Co. Ltd.	2,200	40,217
Riso Kyoiku Co. Ltd.	12,870	19,512
Rock Field Co. Ltd. (d)	6,600	59,963
Rokko Butter Co. Ltd.	3,600	34,792
Roland Corp. (d)	2,800	70,502
Round One Corp.	37,800	194,654
RS Technologies Co. Ltd.	2,800	61,429
Ryobi Ltd.	6,200	88,101
RYODEN Corp.	3,900	67,250
Ryoyo Ryosan Holdings, Inc. (d)	1,520	27,849
S Foods, Inc.	4,500	81,555
S&B Foods, Inc.	1,500	42,361
Security Description	Shares	Value
Japan — (Continued)
Sac's Bar Holdings, Inc.	5,250	$26,564
Sagami Rubber Industries Co. Ltd.	1,800	10,653
Saibu Gas Holdings Co. Ltd.	6,400	79,982
Saison Technology Co. Ltd.	300	3,574
Saizeriya Co. Ltd.	2,400	81,927
Sakai Chemical Industry Co. Ltd.	4,700	88,660
Sakai Heavy Industries Ltd. (d)	1,000	36,798
Sakai Moving Service Co. Ltd.	5,600	88,828
Sakata INX Corp.	10,100	113,734
Sakura Internet, Inc. (d)	4,400	120,599
Sala Corp.	13,800	74,667
SAMTY HOLDINGS Co. Ltd. (d)	6,200	95,645
San Holdings, Inc.	5,600	41,229
San ju San Financial Group, Inc.	5,770	77,091
San-A Co. Ltd.	5,000	157,212
San-Ai Obbli Co. Ltd.	14,400	185,371
Sanden Corp. (a) (d)	4,400	4,686
Sangetsu Corp.	12,100	224,743
San-In Godo Bank Ltd.	33,700	300,510
Sanken Electric Co. Ltd.	4,000	172,365
Sanki Engineering Co. Ltd.	10,300	136,717
Sanko Metal Industrial Co. Ltd.	1,000	28,450
Sankyo Frontier Co. Ltd.	1,000	26,127
Sankyo Seiko Co. Ltd.	10,800	49,939
Sankyo Tateyama, Inc.	6,500	32,592
Sankyu, Inc.	7,800	265,923
Sanoh Industrial Co. Ltd.	6,300	40,396
Sansei Technologies, Inc.	800	9,024
Sansha Electric Manufacturing Co. Ltd.	2,700	18,475
Sanshin Electronics Co. Ltd.	2,400	32,782
Sanyo Chemical Industries Ltd.	3,300	81,595
Sanyo Denki Co. Ltd.	2,500	113,552
Sanyo Electric Railway Co. Ltd.	4,800	63,812
Sanyo Industries Ltd.	1,300	26,272
Sanyo Shokai Ltd.	2,500	37,440
Sanyo Special Steel Co. Ltd.	5,000	66,029
Sanyo Trading Co. Ltd.	5,300	53,298
Sata Construction Co. Ltd.	2,600	13,526
Sato Holdings Corp.	6,800	91,473
Sato Shoji Corp.	4,100	43,630
Satori Electric Co. Ltd.	2,100	26,409
Sawai Group Holdings Co. Ltd.	7,500	305,253
Saxa Holdings, Inc.	1,800	30,615
SBI ARUHI Corp.	2,000	11,391
SBI Insurance Group Co. Ltd.	1,400	9,141
SBS Holdings, Inc. (d)	5,200	86,763
Scroll Corp.	8,000	54,080
SEC Carbon Ltd.	1,000	15,883
Seed Co. Ltd.	1,700	5,909
Seika Corp.	2,000	55,188
Seikagaku Corp.	9,800	53,621
Seikitokyu Kogyo Co. Ltd.	2,100	22,925
Seiko Group Corp.	7,600	233,065
Seikoh Giken Co. Ltd.	700	11,980
Seino Holdings Co. Ltd.	3,800	51,227
Seiren Co. Ltd.	11,600	173,407
See accompanying notes to financial statements.
BHFTII-133

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Japan — (Continued)
Sekisui Jushi Corp. (d)	6,100	$86,484
Sekisui Kasei Co. Ltd.	8,100	23,527
SEMITEC Corp.	1,600	21,319
Senko Group Holdings Co. Ltd.	26,800	188,116
Senshu Electric Co. Ltd.	3,800	126,836
Senshu Ikeda Holdings, Inc.	63,200	157,305
Senshukai Co. Ltd. (a) (d)	11,000	21,758
SERAKU Co. Ltd.	700	5,385
Seria Co. Ltd.	11,900	215,739
Seven Bank Ltd.	33,800	56,519
Shibaura Electronics Co. Ltd.	3,800	76,294
Shibaura Machine Co. Ltd.	5,700	136,324
Shibaura Mechatronics Corp.	2,700	143,785
Shibusawa Warehouse Co. Ltd.	2,800	57,042
Shibuya Corp. (d)	4,400	97,490
Shiga Bank Ltd.	8,700	228,686
Shikibo Ltd.	4,700	33,087
Shikoku Bank Ltd.	8,900	67,606
Shikoku Electric Power Co., Inc.	37,900	326,128
Shikoku Kasei Holdings Corp. (d)	8,700	115,483
Shima Seiki Manufacturing Ltd.	7,000	73,382
Shimizu Bank Ltd.	3,400	34,829
Shimojima Co. Ltd.	4,200	35,011
Shin Nippon Air Technologies Co. Ltd.	2,100	52,297
Shin Nippon Biomedical Laboratories Ltd. (d)	5,300	47,061
Shinagawa Refractories Co. Ltd.	6,300	78,046
Shindengen Electric Manufacturing Co. Ltd.	1,900	35,068
Shin-Etsu Polymer Co. Ltd.	11,900	112,097
Shinki Bus Co. Ltd.	900	19,353
Shinko Shoji Co. Ltd.	8,400	49,269
Shinmaywa Industries Ltd.	15,000	132,718
Shinnihon Corp.	6,300	63,943
Shinnihonseiyaku Co. Ltd.	1,100	11,783
Shinsho Corp.	1,400	69,094
Shinwa Co. Ltd.	5,400	69,162
Ship Healthcare Holdings, Inc.	15,700	232,088
Shizuki Electric Co., Inc.	8,000	21,557
Shizuoka Gas Co. Ltd.	8,800	52,295
Shoei Co. Ltd. (d)	12,600	153,977
Shoei Foods Corp.	400	11,650
Shofu, Inc.	700	20,296
Showa Sangyo Co. Ltd.	5,700	111,398
SIGMAXYZ Holdings, Inc.	7,200	71,613
Siix Corp.	7,800	62,494
Silver Life Co. Ltd.	900	5,463
Simplex Holdings, Inc.	700	12,384
Sinanen Holdings Co. Ltd.	1,800	54,773
Sinfonia Technology Co. Ltd. (d)	6,200	132,152
Sinko Industries Ltd.	5,600	144,958
Sintokogio Ltd.	8,900	63,923
SK-Electronics Co. Ltd.	2,700	54,614
SKY Perfect JSAT Holdings, Inc.	38,600	209,000
Smaregi, Inc. (a) (d)	1,200	17,422
SMK Corp.	1,700	27,593
SMS Co. Ltd.	8,200	103,694
SNT Corp.	7,300	10,676
Security Description	Shares	Value
Japan — (Continued)
Soda Nikka Co. Ltd.	4,500	$31,518
Sodick Co. Ltd.	11,000	49,768
Soft99 Corp.	5,100	48,884
Softcreate Holdings Corp.	4,600	56,799
Software Service, Inc.	900	79,426
Soken Chemical & Engineering Co. Ltd.	700	11,795
Solasto Corp.	12,800	37,146
Soliton Systems KK	2,500	18,997
Solxyz Co. Ltd.	1,400	2,791
Sotetsu Holdings, Inc. (d)	12,100	183,249
Sotoh Co. Ltd.	3,100	14,231
Space Co. Ltd.	5,060	35,233
Sparx Group Co. Ltd.	5,840	62,193
SPK Corp.	2,600	38,253
S-Pool, Inc.	18,000	36,194
Sprix, Inc.	1,300	6,871
SRA Holdings	3,100	85,394
SRE Holdings Corp. (a) (d)	1,900	57,226
ST Corp.	4,100	40,116
St. Marc Holdings Co. Ltd.	5,100	70,345
Star Mica Holdings Co. Ltd.	6,000	23,812
Star Micronics Co. Ltd.	9,200	121,101
Starts Corp., Inc.	7,900	167,076
Starzen Co. Ltd.	3,700	69,394
St-Care Holding Corp.	2,300	12,511
Stella Chemifa Corp.	2,500	67,544
Step Co. Ltd.	2,500	29,919
Strike Co. Ltd.	2,200	63,369
Studio Alice Co. Ltd. (d)	2,900	38,439
Subaru Enterprise Co. Ltd.	500	8,600
Sugimoto & Co. Ltd.	3,000	45,602
Sumida Corp. (d)	7,500	53,366
Suminoe Textile Co. Ltd.	1,400	21,922
Sumitomo Densetsu Co. Ltd.	4,900	111,656
Sumitomo Mitsui Construction Co. Ltd.	40,360	100,487
Sumitomo Osaka Cement Co. Ltd.	7,100	173,766
Sumitomo Pharma Co. Ltd. (a)	18,600	46,703
Sumitomo Riko Co. Ltd.	10,100	93,134
Sumitomo Seika Chemicals Co. Ltd.	2,200	72,908
Sumitomo Warehouse Co. Ltd.	12,000	195,371
Sun Frontier Fudousan Co. Ltd.	7,100	89,212
Suncall Corp.	8,300	25,006
Sun-Wa Technos Corp.	3,000	42,740
Suruga Bank Ltd. (d)	39,500	260,106
Suzuki Co. Ltd.	3,300	29,114
SWCC Corp.	7,600	233,892
System Research Co. Ltd.	2,400	24,918
Systems Engineering Consultants Co. Ltd.	600	16,816
Systena Corp.	71,400	139,675
Syuppin Co. Ltd.	6,100	54,346
T Hasegawa Co. Ltd.	4,500	94,023
T RAD Co. Ltd.	1,900	44,213
Tachibana Eletech Co. Ltd. (d)	4,240	80,914
Tachikawa Corp.	3,100	26,155
Tachi-S Co. Ltd.	7,300	89,399
Tadano Ltd. (d)	25,900	181,478
See accompanying notes to financial statements.
BHFTII-134

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Japan — (Continued)
Taihei Dengyo Kaisha Ltd.	2,900	$96,110
Taiheiyo Kouhatsu, Inc.	2,100	10,653
Taiho Kogyo Co. Ltd.	6,400	32,455
Taikisha Ltd.	5,800	191,469
Taiko Bank Ltd.	3,100	32,401
Taisei Lamick Co. Ltd.	2,200	38,617
Taiyo Holdings Co. Ltd.	9,800	208,127
Takamatsu Construction Group Co. Ltd.	3,700	71,449
Takamiya Co. Ltd.	5,200	16,242
Takano Co. Ltd.	4,600	26,231
Takaoka Toko Co. Ltd.	3,165	39,848
Takara & Co. Ltd.	1,300	25,621
Takara Bio, Inc.	11,100	76,358
Takara Holdings, Inc.	36,400	246,483
Takara Standard Co. Ltd.	8,300	89,378
Takasago International Corp.	3,600	88,392
Takasago Thermal Engineering Co. Ltd.	3,500	124,279
Takashima & Co. Ltd.	4,700	30,533
Takemoto Yohki Co. Ltd.	1,200	6,344
Takeuchi Manufacturing Co. Ltd.	8,600	302,784
Takuma Co. Ltd.	12,900	132,199
Tama Home Co. Ltd. (d)	4,000	97,452
Tamron Co. Ltd.	10,200	265,664
Tamura Corp.	22,100	98,417
Tanseisha Co. Ltd.	11,750	73,055
Tatsuta Electric Wire & Cable Co. Ltd. (a)	14,200	63,563
Tayca Corp.	4,000	40,307
Tazmo Co. Ltd. (d)	2,500	56,067
Tbk Co. Ltd.	8,000	15,487
TDC Soft, Inc.	9,800	75,389
TechMatrix Corp.	9,800	122,178
Techno Medica Co. Ltd.	2,400	26,782
Techno Ryowa Ltd.	3,400	35,968
TechnoPro Holdings, Inc.	3,600	59,034
Teijin Ltd.	32,500	269,580
Teikoku Electric Manufacturing Co. Ltd.	4,200	65,987
Teikoku Sen-I Co. Ltd.	4,900	80,853
Teikoku Tsushin Kogyo Co. Ltd.	3,000	39,308
Tekken Corp.	2,700	44,001
Temairazu, Inc. (d)	700	14,401
Tenma Corp.	3,600	62,133
Tess Holdings Co. Ltd.	2,600	7,037
T-Gaia Corp.	5,200	98,764
Tigers Polymer Corp.	2,200	11,450
TKC Corp.	6,900	148,963
TKP Corp. (a)	2,100	18,815
Toa Corp.	19,200	124,739
TOA ROAD Corp.	7,500	61,226
Toagosei Co. Ltd. (d)	21,600	203,170
Tobishima Corp.	5,560	52,079
TOC Co. Ltd.	7,900	36,231
Tocalo Co. Ltd. (d)	16,400	210,775
Tochigi Bank Ltd.	27,400	63,260
Toda Corp. (d)	36,000	236,162
Toda Kogyo Corp. (a)	600	7,837
Toei Co. Ltd.	2,000	47,287
Security Description	Shares	Value
Japan — (Continued)
Toell Co. Ltd.	3,100	$15,985
Toenec Corp.	1,900	70,895
Toho Bank Ltd. (d)	48,700	100,124
Toho Co. Ltd. (d)	1,700	39,029
Toho Gas Co. Ltd.	1,600	38,893
Toho Holdings Co. Ltd. (d)	13,700	357,845
Toho Titanium Co. Ltd. (d)	8,200	72,773
Toho Zinc Co. Ltd. (a) (d)	3,400	17,948
Tohoku Bank Ltd.	4,700	35,860
Tohokushinsha Film Corp. (d)	14,400	44,882
Tokai Carbon Co. Ltd. (d)	42,000	240,752
Tokai Corp.	5,800	83,202
TOKAI Holdings Corp.	24,700	150,992
Tokai Rika Co. Ltd.	13,200	177,722
Tokai Tokyo Financial Holdings, Inc.	46,600	167,276
Token Corp.	1,560	115,716
Tokushu Tokai Paper Co. Ltd.	2,500	57,682
Tokuyama Corp.	14,400	265,500
Tokyo Base Co. Ltd.	4,100	7,627
Tokyo Electron Device Ltd. (d)	4,600	123,553
Tokyo Energy & Systems, Inc.	4,700	40,629
Tokyo Individualized Educational Institute, Inc.	2,500	6,530
Tokyo Keiki, Inc.	1,900	42,298
Tokyo Kiraboshi Financial Group, Inc.	5,624	167,222
Tokyo Rope Manufacturing Co. Ltd.	2,800	23,594
Tokyo Sangyo Co. Ltd.	5,500	24,695
Tokyo Steel Manufacturing Co. Ltd. (d)	16,200	164,548
Tokyo Tekko Co. Ltd.	2,000	63,437
Tokyo Theatres Co., Inc.	2,900	20,359
Tokyotokeiba Co. Ltd. (d)	4,200	106,043
Tokyu Construction Co. Ltd.	21,400	102,559
Toli Corp.	15,600	38,697
Tomato Bank Ltd.	4,200	34,068
Tomen Devices Corp.	800	37,701
Tomoe Corp.	9,800	52,134
Tomoe Engineering Co. Ltd.	2,100	64,517
Tomoku Co. Ltd.	3,000	53,662
TOMONY Holdings, Inc.	40,500	106,277
Tomy Co. Ltd.	21,000	413,087
Tonami Holdings Co. Ltd.	1,300	52,686
Topcon Corp.	26,400	294,978
Topre Corp.	9,800	129,173
Topy Industries Ltd.	4,000	62,051
Torex Semiconductor Ltd.	500	5,833
Toridoll Holdings Corp. (d)	6,500	149,897
Torigoe Co. Ltd.	6,000	26,339
Torii Pharmaceutical Co. Ltd. (d)	3,500	79,899
Torishima Pump Manufacturing Co. Ltd. (d)	5,200	102,232
Tosei Corp. (d)	7,100	107,711
Toshiba TEC Corp.	6,000	128,723
Totech Corp.	2,100	33,321
Totetsu Kogyo Co. Ltd.	6,500	128,867
Tottori Bank Ltd.	3,700	32,078
Toukei Computer Co. Ltd.	600	14,547
Towa Bank Ltd.	9,000	39,822
Towa Corp. (d)	5,700	404,671
See accompanying notes to financial statements.
BHFTII-135

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Japan — (Continued)
Towa Pharmaceutical Co. Ltd.	6,800	$124,307
Toyo Construction Co. Ltd.	25,499	227,479
Toyo Corp.	7,900	85,498
Toyo Denki Seizo KK	3,200	21,590
Toyo Engineering Corp.	8,200	44,929
Toyo Gosei Co. Ltd. (d)	800	50,687
Toyo Kanetsu KK	2,000	48,949
Toyo Machinery & Metal Co. Ltd.	6,000	28,006
Toyo Securities Co. Ltd.	14,100	31,258
Toyo Tanso Co. Ltd.	3,600	151,491
Toyo Wharf & Warehouse Co. Ltd.	2,500	21,518
Toyobo Co. Ltd. (d)	22,100	145,116
TPR Co. Ltd. (d)	6,300	100,439
Traders Holdings Co. Ltd.	2,800	13,602
Trancom Co. Ltd.	2,000	81,202
Transaction Co. Ltd.	1,400	16,796
Transcosmos, Inc.	4,200	90,729
TRE Holdings Corp.	5,600	45,232
Trusco Nakayama Corp. (d)	11,300	172,462
TS Tech Co. Ltd.	20,700	245,884
TSI Holdings Co. Ltd. (d)	14,405	86,336
Tsubaki Nakashima Co. Ltd. (a)	10,100	49,231
Tsubakimoto Chain Co.	6,300	244,937
Tsubakimoto Kogyo Co. Ltd.	3,600	49,936
Tsuburaya Fields Holdings, Inc. (d)	3,600	38,286
Tsugami Corp.	10,600	102,115
Tsukishima Holdings Co. Ltd.	7,200	66,617
Tsukuba Bank Ltd.	19,200	38,591
Tsumura & Co.	15,000	383,473
Tsurumi Manufacturing Co. Ltd.	4,500	136,489
Tsutsumi Jewelry Co. Ltd.	700	9,501
TV Asahi Holdings Corp.	6,300	83,905
Tv Tokyo Holdings Corp.	1,800	42,179
TYK Corp.	6,000	16,629
UACJ Corp.	7,985	191,468
UBE Corp.	21,300	375,865
Ubicom Holdings, Inc.	500	4,220
Uchida Yoko Co. Ltd.	2,100	109,029
Ueki Corp.	2,200	23,117
ULS Group, Inc.	600	18,599
U-Next Holdings Co. Ltd.	2,700	75,856
Union Tool Co.	600	23,726
Unipres Corp.	10,600	88,567
United Arrows Ltd.	3,100	38,232
United Super Markets Holdings, Inc. (d)	15,500	84,358
UNITED, Inc. (d)	6,000	30,145
Unitika Ltd. (a) (d)	15,600	31,265
Universal Entertainment Corp. (a) (d)	6,100	59,916
Urbanet Corp. Co. Ltd.	4,500	11,150
Ushio, Inc.	23,100	299,720
UT Group Co. Ltd.	6,600	134,056
V Technology Co. Ltd.	2,700	51,605
Valor Holdings Co. Ltd.	9,000	137,702
Valqua Ltd. (d)	4,600	105,170
Value HR Co. Ltd. (d)	2,000	18,018
ValueCommerce Co. Ltd.	4,300	31,568
Security Description	Shares	Value
Japan — (Continued)
V-Cube, Inc. (a)	2,100	$3,395
Vector, Inc.	8,200	62,625
Vertex Corp.	3,000	37,236
Village Vanguard Co. Ltd. (a)	2,300	15,533
Vision, Inc.	4,000	30,726
Visional, Inc. (a)	1,900	85,303
Vital KSK Holdings, Inc.	9,100	77,149
VT Holdings Co. Ltd.	19,800	62,751
Wacoal Holdings Corp.	10,100	281,541
Wacom Co. Ltd.	1,800	8,499
Wakachiku Construction Co. Ltd.	1,900	40,168
Wakita & Co. Ltd.	9,700	104,445
Warabeya Nichiyo Holdings Co. Ltd.	3,700	52,686
Waseda Academy Co. Ltd.	1,400	14,139
Watahan & Co. Ltd.	3,200	35,514
Watts Co. Ltd.	1,900	8,273
WDB Holdings Co. Ltd.	2,700	31,355
Weathernews, Inc. (d)	1,500	43,788
Wellneo Sugar Co. Ltd.	2,400	35,240
Wellnet Corp.	4,400	18,194
West Holdings Corp. (d)	5,629	91,320
Will Group, Inc.	4,200	25,795
WingArc1st, Inc.	1,800	30,460
Wood One Co. Ltd.	2,600	14,992
World Co. Ltd.	5,000	65,648
World Holdings Co. Ltd.	2,500	33,716
Wowow, Inc.	2,200	15,323
Xebio Holdings Co. Ltd.	7,300	53,990
Yahagi Construction Co. Ltd.	7,300	76,086
YAKUODO Holdings Co. Ltd.	2,900	51,837
YAMABIKO Corp. (d)	7,900	112,563
YAMADA Consulting Group Co. Ltd.	3,100	40,206
Yamagata Bank Ltd.	6,900	52,099
Yamaguchi Financial Group, Inc.	3,200	36,366
Yamaichi Electronics Co. Ltd.	6,100	127,203
Yamanashi Chuo Bank Ltd.	6,300	82,356
Yamatane Corp.	2,600	46,829
Yamato Corp.	5,000	30,987
Yamaura Corp.	2,800	23,304
Yamaya Corp.	1,150	22,649
Yamazawa Co. Ltd.	1,000	8,133
Yamazen Corp.	15,000	132,505
Yaoko Co. Ltd.	2,600	157,253
Yashima Denki Co. Ltd.	7,500	83,660
Yasuda Logistics Corp.	4,900	48,848
Yellow Hat Ltd.	9,200	131,455
Yodogawa Steel Works Ltd.	5,500	192,745
Yokogawa Bridge Holdings Corp.	8,600	144,520
Yokorei Co. Ltd.	12,500	81,674
Yokowo Co. Ltd.	4,300	56,249
Yomeishu Seizo Co. Ltd.	2,400	34,219
Yondenko Corp.	2,400	56,344
Yondoshi Holdings, Inc. (d)	4,600	55,806
Yonex Co. Ltd.	9,500	115,359
Yorozu Corp.	6,500	46,176
Yoshinoya Holdings Co. Ltd. (d)	16,100	307,237
See accompanying notes to financial statements.
BHFTII-136

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Japan — (Continued)
Yotai Refractories Co. Ltd.	4,100	$46,349
Yuasa Funashoku Co. Ltd.	1,300	28,510
Yuasa Trading Co. Ltd.	4,400	154,790
Yuken Kogyo Co. Ltd.	1,300	19,396
Yukiguni Maitake Co. Ltd.	2,100	13,266
Yurtec Corp.	10,300	96,053
Yushin Precision Equipment Co. Ltd.	2,900	13,590
Yushiro Chemical Industry Co. Ltd.	3,700	42,288
Yutaka Giken Co. Ltd.	600	8,062
Zaoh Co. Ltd.	800	12,748
Zenrin Co. Ltd.	9,750	57,028
Zeon Corp.	3,600	29,950
ZERIA Pharmaceutical Co. Ltd.	2,800	36,815
ZIGExN Co. Ltd.	8,400	31,407
Zojirushi Corp.	900	8,676
Zuiko Corp. (d)	4,000	27,424
		115,868,769
Jordan — 0.1%
Hikma Pharmaceuticals PLC	17,728	422,485
Liechtenstein — 0.1%
Liechtensteinische Landesbank AG	3,366	266,747
VP Bank AG - Class A	1,049	87,585
		354,332
Luxembourg — 0.2%
Aperam SA	10,690	276,322
L'Occitane International SA	51,500	218,972
RTL Group SA	2,102	63,983
SES SA (d)	84,181	430,238
		989,515
Malaysia — 0.0%
Frencken Group Ltd.	57,600	68,832
Malta — 0.0%
Gaming Innovation Group, Inc. (a)	5,882	16,243
Mexico — 0.0%
Borr Drilling Ltd. (a)	7,723	49,813
Fresnillo PLC	10,852	77,180
		126,993
Mongolia — 0.0%
MECOM Power & Construction Ltd. (a)	211,500	4,764
Mongolian Mining Corp. (a)	63,000	72,309
SJM Holdings Ltd. (a)	384,249	130,313
Wynn Macau Ltd.	8,400	6,893
		214,279
Netherlands — 1.7%
Aalberts NV	21,747	881,385
Acomo NV	2,850	52,470
Alfen NV (a) (d)	4,827	88,981
AMG Critical Materials NV (d)	6,652	109,308
Security Description	Shares	Value
Netherlands — (Continued)
Arcadis NV	18,701	$1,183,083
Basic-Fit NV (a) (d)	8,733	187,463
BE Semiconductor Industries NV	5,096	851,438
Brack Capital Properties NV (a)	856	49,923
Brunel International NV	6,045	64,428
Corbion NV	15,315	306,299
CTP NV	12,995	220,977
Flow Traders Ltd. (d)	8,710	172,349
ForFarmers NV	10,101	29,151
Fugro NV	26,059	627,346
IMCD NV	1,921	265,933
Kendrion NV (d)	3,900	54,786
Koninklijke BAM Groep NV	72,114	302,804
Koninklijke Heijmans NV	6,281	127,918
Koninklijke Vopak NV	13,444	556,733
Nedap NV	1,575	102,526
New World Resources PLC - Class A (a) (b) (c)	11,898	0
OCI NV	12,506	305,215
Pharming Group NV (a) (d)	76,183	61,250
Pluxee NV (a)	6,859	192,427
PostNL NV (d)	87,489	118,459
Randstad NV	4,820	218,279
SBM Offshore NV	29,300	448,177
SIF Holding NV (a) (d)	1,469	18,417
Sligro Food Group NV	6,049	83,679
TKH Group NV	10,606	462,352
TomTom NV (a) (d)	18,862	106,014
Van Lanschot Kempen NV	6,057	243,117
		8,492,687
New Zealand — 0.3%
Air New Zealand Ltd.	216,039	69,780
Arvida Group Ltd.	96,446	54,688
Briscoe Group Ltd.	13,123	30,878
Channel Infrastructure NZ Ltd.	39,302	35,660
Chorus Ltd.	24,547	114,982
Delegat Group Ltd.	6,671	21,375
Eroad Ltd. (a)	7,847	4,825
Freightways Group Ltd.	26,416	123,922
Genesis Energy Ltd.	12,664	16,891
Gentrack Group Ltd. (a)	7,810	48,732
Hallenstein Glasson Holdings Ltd.	13,182	44,774
Heartland Group Holdings Ltd.	164,664	99,490
Investore Property Ltd.	48,686	30,533
KMD Brands Ltd.	106,864	22,777
Manawa Energy Ltd.	13,980	35,078
NZME Ltd.	71,247	42,545
NZX Ltd.	84,972	55,366
Oceania Healthcare Ltd. (a)	113,418	36,609
Pacific Edge Ltd. (a)	89,677	5,244
PGG Wrightson Ltd.	5,854	6,251
Restaurant Brands New Zealand Ltd. (a)	7,507	13,714
Sanford Ltd.	17,782	43,453
Scales Corp. Ltd.	25,709	56,375
Serko Ltd. (a)	5,880	11,478
Skellerup Holdings Ltd.	34,311	78,565
See accompanying notes to financial statements.
BHFTII-137

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
New Zealand — (Continued)
SKY Network Television Ltd.	38,232	$54,675
SKYCITY Entertainment Group Ltd.	133,795	118,350
Steel & Tube Holdings Ltd.	51,732	27,137
Summerset Group Holdings Ltd.	23,059	133,411
Synlait Milk Ltd. (a)	17,226	2,373
Tourism Holdings Ltd.	28,020	30,572
TOWER Ltd.	53,852	28,886
Turners Automotive Group Ltd.	9,008	21,265
Warehouse Group Ltd.	26,369	16,058
		1,536,712
Norway — 0.7%
2020 Bulkers Ltd.	3,023	43,969
ABG Sundal Collier Holding ASA	134,443	77,447
AF Gruppen ASA	720	8,902
Akastor ASA (a)	47,184	70,199
Aker Carbon Capture ASA (a)	38,063	23,697
AMSC ASA	16,816	52,109
ArcticZymes Technologies ASA (a)	4,578	10,731
Avance Gas Holding Ltd.	3,339	53,161
Axactor ASA (a)	50,628	19,490
B2 Impact ASA	54,575	42,032
Belships ASA	6,016	13,939
BEWi ASA (a)	3,915	8,886
Bluenord ASA (a)	3,930	202,455
Bonheur ASA	5,418	121,416
Borregaard ASA	6,687	120,303
Bouvet ASA	11,240	66,276
BW Offshore Ltd.	24,958	71,889
Cloudberry Clean Energy ASA (a)	5,774	6,484
Crayon Group Holding ASA (a)	9,599	112,226
DNO ASA	94,590	98,668
Elkem ASA (a)	5,755	10,883
Elmera Group ASA	17,814	53,903
Europris ASA	42,752	288,559
FLEX LNG Ltd. (d)	948	26,053
Gram Car Carriers ASA	1,482	36,014
Grieg Seafood ASA	10,403	61,049
Hexagon Composites ASA (a)	32,350	90,758
Hexagon Purus ASA (a)	12,472	9,211
Itera ASA	17,553	18,963
Kid ASA	4,010	55,733
Kitron ASA	28,832	85,368
Klaveness Combination Carriers ASA	2,039	20,959
LINK Mobility Group Holding ASA (a)	18,904	36,171
Medistim ASA	1,762	28,121
MPC Container Ships ASA	39,419	82,813
Multiconsult ASA	1,528	22,541
Nekkar ASA (a)	8,927	8,124
Norbit ASA	2,097	15,726
Nordic Mining ASA (a)	5,985	12,413
Norske Skog ASA	5,807	22,958
Norwegian Air Shuttle ASA	68,212	79,895
Odfjell Drilling Ltd.	25,648	139,550
Odfjell SE - A Shares	1,949	33,511
OKEA ASA	884	1,996
Security Description	Shares	Value
Norway — (Continued)
Panoro Energy ASA	8,712	$28,417
Pareto Bank ASA	2,287	13,060
PGS ASA (a)	158,477	132,633
PhotoCure ASA (a)	2,065	11,389
Protector Forsikring ASA	2,604	62,522
Rana Gruber ASA	1,733	12,480
Selvaag Bolig ASA	13,262	45,824
Sparebank 1 Oestlandet	3,002	38,159
SpareBank 1 Sorost-Norge	3,854	24,261
Sparebanken More	2,450	19,397
TGS ASA	2,546	30,550
Veidekke ASA	22,122	236,733
Volue ASA (a)	6,110	17,135
Wilh Wilhelmsen Holding ASA - Class A	2,124	77,043
XXL ASA (a) (d)	259,275	20,297
Zaptec ASA (a)	7,253	8,588
		3,244,039
Peru — 0.1%
Hochschild Mining PLC (a)	95,965	216,732
Philippines — 0.0%
Del Monte Pacific Ltd.	77,636	5,904
Poland — 0.1%
InPost SA (a)	16,422	288,157
Portugal — 0.4%
Altri SGPS SA	22,337	128,693
Banco Comercial Portugues SA - Class R	2,143,248	774,099
Corticeira Amorim SGPS SA	2,047	19,749
CTT-Correios de Portugal SA	24,574	110,248
Greenvolt-Energias Renovaveis SA (a) (d)	9,644	85,935
Mota-Engil SGPS SA	25,385	93,146
Navigator Co. SA	64,155	267,105
NOS SGPS SA	53,329	188,718
REN - Redes Energeticas Nacionais SGPS SA	112,114	274,939
Semapa-Sociedade de Investimento e Gestao	805	12,384
Sonae SGPS SA	236,930	221,981
		2,176,997
Singapore — 1.0%
Abterra Ltd. (a) (b) (c)	51,720	0
AEM Holdings Ltd. (a)	47,167	62,322
Avarga Ltd. (a)	46,000	6,719
Banyan Tree Holdings Ltd.	97,700	28,332
Best World International Ltd. (a)	17,862	32,808
Bonvests Holdings Ltd.	18,000	12,743
Boustead Singapore Ltd.	82,025	62,910
Bukit Sembawang Estates Ltd.	56,100	142,334
Capitaland India Trust	220,172	159,128
Centurion Corp. Ltd.	98,400	42,453
China Aviation Oil Singapore Corp. Ltd.	55,000	34,866
China Sunsine Chemical Holdings Ltd.	70,000	20,402
Chuan Hup Holdings Ltd.	125,000	15,461
ComfortDelGro Corp. Ltd.	398,200	393,578
See accompanying notes to financial statements.
BHFTII-138

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Singapore — (Continued)
COSCO Shipping International Singapore Co. Ltd. (a)	214,300	$23,881
Creative Technology Ltd. (a)	16,300	15,134
CSE Global Ltd.	118,872	35,067
Delfi Ltd.	80,600	51,360
Ezion Holdings Ltd. (a) (b) (c)	753,729	1
Ezra Holdings Ltd. (a) (b) (c)	1,000,703	1
Far East Orchard Ltd.	76,120	56,673
Food Empire Holdings Ltd.	54,000	39,841
Fraser & Neave Ltd.	36,400	27,882
Fu Yu Corp. Ltd. (a)	98,800	9,249
Geo Energy Resources Ltd.	155,000	33,112
GuocoLand Ltd.	68,800	74,620
Haw Par Corp. Ltd.	18,900	135,772
Hiap Hoe Ltd.	58,000	26,305
Ho Bee Land Ltd.	49,800	67,536
Hong Fok Corp. Ltd.	90,940	55,985
Hong Leong Asia Ltd.	52,600	23,085
Hong Leong Finance Ltd.	43,900	77,319
Hotel Grand Central Ltd.	26,435	14,231
Hour Glass Ltd.	51,300	59,016
HRnetgroup Ltd.	67,700	34,914
Hyflux Ltd. (a) (b) (c)	179,500	0
iFAST Corp. Ltd.	25,500	135,448
IGG, Inc. (a)	192,000	73,776
Indofood Agri Resources Ltd.	152,000	33,068
InnoTek Ltd.	17,400	7,250
Japfa Ltd. (a)	98,670	24,431
Keppel Infrastructure Trust	823,428	285,365
KSH Holdings Ltd.	25,700	4,548
Low Keng Huat Singapore Ltd.	122,600	26,035
Metro Holdings Ltd.	141,600	50,095
Mewah International, Inc.	110,000	22,171
Midas Holdings Ltd. (a) (b) (c)	452,000	0
mm2 Asia Ltd. (a)	449,400	5,966
Nanofilm Technologies International Ltd.	29,200	15,978
Netlink NBN Trust	345,500	211,518
NSL Ltd.	15,000	7,577
OM Holdings Ltd. (a)	21,506	6,386
OUE Ltd.	70,300	62,730
Oxley Holdings Ltd. (a)	268,718	15,457
Pan-United Corp. Ltd.	53,750	20,800
Propnex Ltd.	15,400	9,479
PSC Corp. Ltd.	19,000	4,769
Q&M Dental Group Singapore Ltd.	50,160	8,866
QAF Ltd.	74,167	44,035
Raffles Education Ltd. (a)	335,506	10,641
Raffles Medical Group Ltd.	178,511	131,000
Rickmers Maritime (a) (b) (c)	110,000	0
SATS Ltd. (a)	81,739	171,591
SBS Transit Ltd.	25,600	46,628
Sheng Siong Group Ltd.	146,100	160,446
SHS Holdings Ltd.	47,000	4,125
SIA Engineering Co. Ltd.	55,200	94,343
SIIC Environment Holdings Ltd.	220,300	27,456
Sinarmas Land Ltd. (a)	618,500	73,014
Sing Holdings Ltd.	82,000	19,644
Security Description	Shares	Value
Singapore — (Continued)
Singapore Land Group Ltd.	20,800	$27,422
Singapore Post Ltd.	259,000	81,963
Stamford Land Corp. Ltd.	220,201	61,647
StarHub Ltd.	117,100	104,495
Straits Trading Co. Ltd.	14,224	14,134
Swiber Holdings Ltd. (a) (b) (c)	117,749	0
Swiber Holdings Ltd. (Bonus Shares) (a) (b) (c)	117,749	0
Thomson Medical Group Ltd.	328,600	12,126
Tuan Sing Holdings Ltd.	195,273	33,148
UMS Holdings Ltd.	132,112	115,026
United Overseas Insurance Ltd.	4,000	19,737
UOB-Kay Hian Holdings Ltd.	145,229	143,315
Venture Corp. Ltd.	36,900	386,967
Vicom Ltd.	26,000	25,305
Wee Hur Holdings Ltd.	85,000	14,417
Wing Tai Holdings Ltd.	109,921	111,896
Yeo Hiap Seng Ltd.	20,155	8,026
		4,849,300
South Africa — 0.0%
Pan African Resources PLC	368,191	121,294
Scatec ASA (a)	10,806	87,671
		208,965
South Korea — 0.0%
Delivery Hero SE (a)	715	16,930
Spain — 2.6%
Acciona SA (d)	576	68,325
Acerinox SA	35,335	365,830
Aedas Homes SA	1,081	24,496
Almirall SA (d)	20,238	203,291
Amper SA (a) (d)	302,851	31,306
Atresmedia Corp. de Medios de Comunicacion SA	23,928	113,570
Audax Renovables SA (a)	6,187	12,392
Azkoyen SA	3,142	22,883
Banco de Sabadell SA	792,190	1,530,171
Bankinter SA (d)	169,125	1,384,366
Befesa SA (d)	9,306	308,726
Caja de Ahorros del Mediterraneo (a) (b) (c) (d)	14,621	0
Cia de Distribucion Integral Logista Holdings SA	12,772	360,763
CIE Automotive SA	9,875	273,865
Construcciones y Auxiliar de Ferrocarriles SA	4,120	154,799
Distribuidora Internacional de Alimentacion SA (a) (d)	2,455,491	32,314
Ebro Foods SA (d)	14,580	242,794
eDreams ODIGEO SA (a)	17,603	122,801
Elecnor SA	8,759	185,614
Enagas SA (d)	52,283	777,656
Ence Energia y Celulosa SA (a)	32,907	120,291
Ercros SA (a) (d)	20,859	87,236
Faes Farma SA	79,672	307,043
Fluidra SA (d)	14,698	305,408
Gestamp Automocion SA	22,065	65,531
Global Dominion Access SA	22,659	78,038
Grenergy Renovables SA (a) (d)	1,152	41,569
Grifols SA (a)	27,748	232,218
See accompanying notes to financial statements.
BHFTII-139

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Spain — (Continued)
Grupo Catalana Occidente SA	8,863	$358,078
Grupo Empresarial San Jose SA (d)	8,320	38,128
Iberpapel Gestion SA	1,128	23,183
Indra Sistemas SA (d)	38,437	792,340
Laboratorios Farmaceuticos Rovi SA	4,822	452,082
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros (a) (d)	186,237	230,495
Mapfre SA (d)	131,862	303,564
Melia Hotels International SA (a)	31,617	259,469
Miquel y Costas & Miquel SA	8,745	121,795
Neinor Homes SA	4,237	56,701
Obrascon Huarte Lain SA (a)	47,913	18,206
Pharma Mar SA (d)	2,214	75,134
Prim SA	3,013	33,989
Promotora de Informaciones SA - Class A (a) (d)	83,921	33,239
Prosegur Cash SA	28,432	15,872
Realia Business SA	109,360	113,397
Redeia Corp. SA (d)	7,427	129,680
Sacyr SA	101,249	355,719
Solaria Energia y Medio Ambiente SA (a) (d)	19,439	240,052
Talgo SA	23,239	100,063
Tecnicas Reunidas SA (a)	11,864	160,911
Tubacex SA (a)	28,472	98,665
Unicaja Banco SA	267,421	364,691
Vidrala SA	5,440	611,877
Viscofan SA (d)	10,043	661,372
Vocento SA	18,128	15,750
		13,117,748
Sweden — 2.8%
AcadeMedia AB	21,250	103,632
AddLife AB - Class B	6,958	82,130
Addnode Group AB (d)	29,228	336,095
AFRY AB	16,879	303,409
Alimak Group AB	13,678	148,674
Alleima AB	15,559	100,756
Alligo AB - Class B	8,890	120,457
Ambea AB	6,559	48,638
Annehem Fastigheter AB - Class B (a)	11,788	19,620
AQ Group AB	7,910	108,489
Arise AB	7,859	36,855
Arjo AB - B Shares	55,404	213,884
Atea ASA	14,965	214,427
Attendo AB	28,610	118,230
Beijer Alma AB	13,962	272,299
Bergman & Beving AB (d)	9,571	267,111
Betsson AB	38,092	443,176
BHG Group AB (a)	13,680	21,230
Bilia AB - A Shares	20,857	277,487
Billerud Aktiebolag	1,206	11,127
BioArctic AB (a)	1,037	22,376
BioGaia AB - B Shares	3,014	35,198
BioInvent International AB (a)	2,421	8,588
Biotage AB	3,306	50,742
Bjorn Borg AB (d)	2,344	12,318
Bonava AB - B Shares (a)	54,204	42,844
Boozt AB (a)	5,455	65,139
Security Description	Shares	Value
Sweden — (Continued)
Bravida Holding AB	5,903	$43,955
Bufab AB	8,362	308,074
Bulten AB	4,294	33,825
Bure Equity AB	6,739	226,086
Byggmax Group AB	18,326	60,546
Catella AB	2,281	6,284
Catena AB	2,917	145,259
Cellavision AB	2,146	50,698
Cibus Nordic Real Estate AB publ	2,907	43,339
Clas Ohlson AB - B Shares	14,546	240,901
Cloetta AB - B Shares	61,762	120,037
Coor Service Management Holding AB	24,209	106,930
Corem Property Group AB - Class B (d)	68,633	56,464
Corem Property Group AB - Class D	2,881	63,741
CTT Systems AB	466	14,181
Dios Fastigheter AB	26,164	213,156
Dometic Group AB	8,120	51,232
Dustin Group AB (a)	75,208	83,581
Eastnine AB	20,972	87,491
Elanders AB - B Shares	1,453	13,662
Electrolux Professional AB - Class B	46,563	307,655
Elekta AB - B Shares	3,238	20,216
Eltel AB (a)	18,428	13,145
Enea AB (a)	4,082	29,540
Eolus Vind AB - B Shares	935	6,228
Ependion AB (d)	7,843	91,979
Ework Group AB	2,864	38,083
Fagerhult Group AB	11,446	74,288
Fastighets AB Trianon (a)	3,988	7,334
Fastighetsbolaget Emilshus AB - Class B (a)	1,066	3,687
FastPartner AB - Class A	10,644	70,531
Ferronordic AB (a)	275	1,989
FormPipe Software AB	2,450	5,782
G5 Entertainment AB	208	2,252
Granges AB	31,689	405,637
Hanza AB	3,508	21,211
Heba Fastighets AB - Class B	19,054	55,901
Hemnet Group AB	8,390	253,127
HMS Networks AB	4,108	161,826
Hoist Finance AB (a)	12,983	65,870
Humana AB (a)	6,890	21,371
Instalco AB	38,975	148,908
INVISIO AB	2,833	62,263
Inwido AB	16,291	222,049
ITAB Shop Concept AB	1,944	4,748
JM AB (d)	14,820	276,057
Karnov Group AB (a)	14,120	94,259
K-fast Holding AB (a)	15,798	29,871
KNOW IT AB (d)	6,672	104,738
Lime Technologies AB	1,294	42,814
Lindab International AB	21,935	469,196
Loomis AB	4,615	120,397
Medcap AB (a)	879	41,218
MEKO AB	11,543	129,021
Modern Times Group MTG AB - Class B (a)	23,462	189,213
Momentum Group AB	8,890	145,151
See accompanying notes to financial statements.
BHFTII-140

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Sweden — (Continued)
NCAB Group AB (d)	20,370	$158,873
NCC AB - B Shares	17,089	222,149
Nederman Holding AB (d)	6,257	132,630
Net Insight AB - Class B (a)	74,697	44,232
New Wave Group AB - B Shares	29,604	304,582
Nilorngruppen AB - B Shares	1,106	7,601
Nobia AB (a)	160,896	66,697
Nolato AB - B Shares (d)	47,680	259,372
Nordic Paper Holding AB	2,747	12,621
Nordic Waterproofing Holding AB	6,754	102,790
Norion Bank AB (a)	5,059	20,803
Note AB (a)	2,362	32,045
NP3 Fastigheter AB	8,531	206,916
Nyfosa AB	44,721	431,298
OEM International AB - B Shares	22,800	250,674
Orron Energy AB (a) (d)	9,493	6,402
Ovzon AB (a) (d)	673	1,204
Peab AB - Class B	17,159	107,459
Platzer Fastigheter Holding AB - Class B	15,422	131,440
Pricer AB - B Shares (a)	45,096	57,468
Proact IT Group AB	8,496	124,575
Ratos AB - B Shares	61,820	210,224
RaySearch Laboratories AB	7,859	104,826
Rejlers AB	1,659	24,092
Resurs Holding AB	27,086	58,503
Rottneros AB	26,936	29,992
Rvrc Holding AB	1,799	7,755
Scandi Standard AB	13,938	101,870
Scandic Hotels Group AB (a) (d)	33,911	204,876
Sdiptech AB - Class B (a)	4,249	129,354
Sedana Medical AB (a)	7,868	17,177
Sensys Gatso Group AB (a)	2,792	19,238
SkiStar AB	13,849	193,167
Softronic AB - B Shares	3,875	7,815
Solid Forsakring AB	2,708	22,197
Stendorren Fastigheter AB (a)	1,576	27,486
Stillfront Group AB (a)	27,529	25,688
Storskogen Group AB - Class B	38,305	29,776
Systemair AB	22,572	167,000
Tethys Oil AB	2,076	6,663
TF Bank AB (a)	690	15,110
Troax Group AB	11,680	260,402
Truecaller AB - Class B (d)	13,719	46,012
VBG Group AB - B Shares	2,838	130,092
Viaplay Group AB (a) (d)	44,160	2,993
Vitec Software Group AB - B Shares	5,020	260,453
Volati AB	1,043	9,900
		13,986,420
Switzerland — 7.8%
Accelleron Industries AG	17,490	684,978
Adecco Group AG	29,277	972,667
Allreal Holding AG	3,829	655,620
ALSO Holding AG	1,870	576,441
APG SGA SA	390	85,201
Arbonia AG (a)	14,726	209,118
Security Description	Shares	Value
Switzerland — (Continued)
Aryzta AG (a)	240,805	$427,191
Ascom Holding AG	3,201	27,279
Autoneum Holding AG (d)	1,045	150,769
Avolta AG	3,894	151,449
Baloise Holding AG	8,025	1,412,739
Banque Cantonale de Geneve	750	241,892
Banque Cantonale Vaudoise	1,477	156,720
Basilea Pharmaceutica AG (a)	1,461	63,483
Belimo Holding AG	2,620	1,308,154
Bell Food Group AG	640	184,589
Bellevue Group AG	2,930	56,917
Berner Kantonalbank AG	1,195	309,852
BKW AG	3,307	527,398
Bossard Holding AG - Class A (d)	1,729	405,931
Bucher Industries AG	1,798	724,885
Burckhardt Compression Holding AG	714	467,603
Burkhalter Holding AG	555	56,908
Bystronic AG (d)	398	167,649
Calida Holding AG (d)	1,703	57,434
Carlo Gavazzi Holding AG	124	38,084
Cembra Money Bank AG (d)	7,756	661,970
Cicor Technologies Ltd. (a)	644	37,702
Cie Financiere Tradition SA	607	95,581
Clariant AG	57,069	896,063
Coltene Holding AG	1,092	57,180
Comet Holding AG	39	15,613
CPH Group AG	227	17,332
Daetwyler Holding AG	1,318	247,711
DKSH Holding AG	9,849	665,320
DocMorris AG (a)	352	20,864
dormakaba Holding AG	861	441,539
EDAG Engineering Group AG	3,171	35,825
EFG International AG	24,862	365,852
Emmi AG	591	584,066
Feintool International Holding AG (d)	1,764	36,161
Fenix Outdoor International AG	1,091	74,371
Flughafen Zurich AG	5,235	1,154,904
Forbo Holding AG	276	320,859
Fundamenta Real Estate AG (d)	4,539	80,572
Galenica AG	12,270	1,004,440
GAM Holding AG (a)	30,739	6,882
Georg Fischer AG	21,135	1,412,527
Gurit Holding AG - Class BR	1,066	62,531
Helvetia Holding AG	10,528	1,423,244
Hiag Immobilien Holding AG	1,482	121,045
Highlight Communications AG (a)	7,829	17,075
Huber & Suhner AG	4,607	392,620
Hypothekarbank Lenzburg AG	3	13,972
Implenia AG	4,062	145,440
Ina Invest Holding AG (a)	1,388	28,439
Inficon Holding AG	501	757,966
International Workplace Group PLC	194,505	426,185
Interroll Holding AG	210	618,553
Intershop Holding AG	1,590	209,199
Investis Holding SA	421	47,327
Jungfraubahn Holding AG	970	209,149
See accompanying notes to financial statements.
BHFTII-141

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Switzerland — (Continued)
Kardex Holding AG	2,082	$527,263
Komax Holding AG (d)	1,115	161,826
Kongsberg Automotive ASA (a)	156,504	23,063
Kudelski SA (a) (d)	13,221	20,519
Landis & Gyr Group AG	4,662	375,237
LEM Holding SA (d)	144	229,159
Luzerner Kantonalbank AG (d)	4,993	367,439
Medacta Group SA	1,178	160,339
Medmix AG	5,258	79,303
Meier Tobler Group AG	1,369	47,005
Metall Zug AG - B Shares	62	85,261
Mikron Holding AG	2,145	47,172
Mobilezone Holding AG	12,863	195,253
Mobimo Holding AG	2,004	567,675
Naturenergie Holding AG	3,633	154,489
Novavest Real Estate AG	468	17,551
OC Oerlikon Corp. AG (d)	53,535	289,142
Orell Fuessli AG	331	28,008
Orior AG (d)	1,947	120,755
Perlen Industrieholding AG (a)	227	5,811
Phoenix Mecano AG	244	129,534
Plazza AG - Class A	222	74,616
PSP Swiss Property AG	11,769	1,510,862
Rieter Holding AG	686	87,747
Romande Energie Holding SA	2,775	174,201
Schweiter Technologies AG	286	126,915
Schweizerische Nationalbank (a) (d)	5	21,871
Sensirion Holding AG (a) (d)	565	49,105
SFS Group AG	5,084	674,937
Siegfried Holding AG	1,138	1,181,146
SIG Group AG (d)	17,957	329,039
SKAN Group AG	376	33,356
St. Galler Kantonalbank AG	791	380,731
Stadler Rail AG (d)	4,535	129,042
Sulzer AG	5,258	726,580
Swiss Prime Site AG	15,133	1,431,984
Swiss Steel Holding AG (a)	807	10,356
Swissquote Group Holding SA	3,768	1,183,966
Temenos AG	15,465	1,066,590
TX Group AG	920	166,326
u-blox Holding AG (d)	2,020	211,416
Valiant Holding AG	4,473	506,223
Vaudoise Assurances Holding SA	171	86,792
Vetropack Holding AG (d)	3,634	131,013
Vontobel Holding AG (d)	7,238	433,646
VZ Holding AG	3,926	502,961
V-ZUG Holding AG (a)	780	43,575
Walliser Kantonalbank	1,345	169,096
Warteck Invest AG (d)	65	121,969
Ypsomed Holding AG	912	407,934
Zehnder Group AG	2,819	165,648
Zug Estates Holding AG - B Shares	83	159,397
Zuger Kantonalbank	45	422,726
		39,180,600
Security Description	Shares	Value
Taiwan — 0.0%
FIT Hon Teng Ltd. (a)	80,000	$35,430
Tanzania — 0.0%
Helios Towers PLC (a)	110,176	161,957
Turkey — 0.2%
Eldorado Gold Corp. (a)	51,016	753,652
United Arab Emirates — 0.0%
Network International Holdings PLC (a)	11,307	55,887
Shelf Drilling Ltd. (a)	19,770	42,124
		98,011
United Kingdom — 12.5%
4imprint Group PLC	7,046	518,962
abrdn PLC (d)	108,666	203,844
Accesso Technology Group PLC (a)	2,402	22,103
Advanced Medical Solutions Group PLC	23,347	63,137
AG Barr PLC	33,154	251,557
AJ Bell PLC	59,750	286,872
Alfa Financial Software Holdings PLC	10,992	25,778
Allfunds Group PLC	2,273	12,717
Alliance Pharma PLC (a)	95,282	46,656
Anglo-Eastern Plantations PLC	5,782	48,230
AO World PLC (a)	30,384	42,616
Ascential PLC	18,731	81,048
Ashmore Group PLC	97,994	210,860
Ashtead Technology Holdings PLC	8,590	82,650
ASOS PLC (a) (d)	1,729	7,800
Aston Martin Lagonda Global Holdings PLC (a)	5,266	9,477
Auction Technology Group PLC (a)	2,941	18,527
Avon Rubber PLC	5,821	95,321
Babcock International Group PLC	152,440	1,005,529
Bakkavor Group PLC	37,729	67,781
Balfour Beatty PLC	173,040	799,528
Beazley PLC	117,835	1,055,587
Begbies Traynor Group PLC	20,686	26,670
Bellway PLC	28,810	924,795
Bloomsbury Publishing PLC	28,218	223,323
Bodycote PLC	59,365	512,206
boohoo Group PLC (a) (d)	68,276	29,693
Braemar PLC	7,120	26,512
Breedon Group PLC	29,978	146,073
Bridgepoint Group PLC	21,750	60,663
Britvic PLC	74,790	1,117,100
Brooks Macdonald Group PLC	486	11,983
Bytes Technology Group PLC	49,945	350,105
Capita PLC (a) (d)	344,633	58,884
Capricorn Energy PLC	30,939	69,228
Card Factory PLC	103,756	121,938
Carr's Group PLC (d)	19,239	35,992
Castings PLC	2,870	13,356
Centaur Media PLC	92,526	46,198
Central Asia Metals PLC	20,359	51,944
Chemring Group PLC	60,304	284,163
Chesnara PLC	50,709	158,364
Clarkson PLC	8,219	430,321
See accompanying notes to financial statements.
BHFTII-142

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
United Kingdom — (Continued)
Close Brothers Group PLC	45,801	$245,204
CMC Markets PLC	42,124	174,231
Coats Group PLC	319,324	318,362
Computacenter PLC	22,674	823,227
Concentric AB	9,871	166,722
Costain Group PLC	36,313	38,790
Cranswick PLC	15,838	889,898
Crest Nicholson Holdings PLC	83,456	251,720
Currys PLC (a)	250,394	228,054
CVS Group PLC	15,668	199,676
Darktrace PLC (a)	35,570	259,504
De La Rue PLC (a)	29,662	35,923
DFS Furniture PLC	51,390	71,446
Dialight PLC (a) (d)	5,140	13,118
Diploma PLC	9,587	500,226
Direct Line Insurance Group PLC	196,487	498,513
DiscoverIE Group PLC	15,588	132,335
Domino's Pizza Group PLC	124,310	481,620
dotdigital group PLC	41,626	48,666
Dr Martens PLC	56,127	53,058
Drax Group PLC	117,307	729,682
Dunelm Group PLC	27,630	371,860
easyJet PLC	5,538	31,970
Ecora Resources PLC	51,447	46,494
EKF Diagnostics Holdings PLC (d)	38,020	13,809
Elementis PLC	188,304	347,298
EnQuest PLC (a)	515,849	88,764
Epwin Group PLC	14,369	15,802
Essentra PLC	94,236	189,237
FDM Group Holdings PLC	21,321	110,476
Firstgroup PLC	155,442	311,122
Flowtech Fluidpower PLC (d)	6,703	9,594
Forterra PLC	58,426	117,061
Foxtons Group PLC	87,727	72,722
Frasers Group PLC (a)	31,394	350,494
Frontier Developments PLC (a)	3,312	10,003
Fuller Smith & Turner PLC - Class A	9,279	81,640
Fund Technologies PLC (a)	3,285	59,139
Funding Circle Holdings PLC (a)	10,326	12,581
Future PLC	1,404	18,660
Galliford Try Holdings PLC	39,862	120,251
Games Workshop Group PLC	8,487	1,145,616
Gamma Communications PLC	15,986	284,356
GB Group PLC	23,811	101,613
Gem Diamonds Ltd. (a) (d)	44,142	7,278
Genuit Group PLC	68,299	372,320
Gooch & Housego PLC	2,212	13,344
Goodwin PLC (d)	121	12,273
Grafton Group PLC	61,455	721,818
Grainger PLC	204,518	630,089
Greggs PLC	29,520	1,033,948
Gym Group PLC (a)	49,004	68,228
H&T Group PLC	1,027	4,855
Halfords Group PLC	72,677	128,943
Harbour Energy PLC	84,724	334,121
Hargreaves Lansdown PLC	808	11,496
Security Description	Shares	Value
United Kingdom — (Continued)
Harworth Group PLC	10,757	$21,761
Hays PLC	457,753	546,237
Headlam Group PLC	29,149	50,490
Helical PLC (REIT)	32,674	102,322
Henry Boot PLC	14,477	38,427
Hill & Smith PLC	26,057	648,100
Hilton Food Group PLC	19,243	218,813
Hiscox Ltd.	63,107	916,779
Hollywood Bowl Group PLC	35,798	138,604
Howden Joinery Group PLC	21,058	232,672
Hunting PLC	47,371	247,917
Ibstock PLC	123,730	242,358
IDOX PLC (d)	75,537	57,855
IG Group Holdings PLC	57,306	593,643
IMI PLC	24,114	538,144
Impax Asset Management Group PLC	14,750	70,642
Inchcape PLC	94,730	891,570
Indivior PLC (a)	16,551	259,466
IntegraFin Holdings PLC	51,584	226,259
International Distribution Services PLC (a)	142,451	574,719
International Personal Finance PLC	79,366	127,382
iomart Group PLC	16,833	27,253
IP Group PLC	225,731	118,820
IQE PLC (a) (d)	87,265	34,405
ITV PLC	636,123	648,248
J D Wetherspoon PLC (a)	21,503	199,114
James Fisher & Sons PLC (a)	15,436	62,064
James Halstead PLC (d)	59,490	137,237
JET2 PLC	34,034	563,613
John Wood Group PLC (a)	195,202	509,273
Johnson Matthey PLC	18,884	373,002
Johnson Service Group PLC	61,047	121,844
Jupiter Fund Management PLC	156,485	152,408
Just Eat Takeaway.com NV (a) (d)	975	11,695
Just Group PLC	224,609	299,524
Kainos Group PLC	20,314	271,867
Keller Group PLC	23,073	358,542
Kier Group PLC	94,700	158,256
Kingfisher PLC	95,646	301,085
Kitwave Group PLC	3,724	15,912
Lancashire Holdings Ltd.	72,054	558,980
Learning Technologies Group PLC	73,668	78,594
Liontrust Asset Management PLC	12,072	104,472
LSL Property Services PLC	25,826	108,747
Luceco PLC	31,684	67,078
M&C Saatchi PLC	3,677	9,067
M&G PLC	81,104	209,297
Macfarlane Group PLC	5,811	8,734
Man Group PLC	320,565	980,631
Marks & Spencer Group PLC	316,312	1,139,152
Marshalls PLC	23,296	86,036
Marston's PLC (a)	211,171	83,115
McBride PLC (a)	63,975	112,140
Me Group International PLC	75,262	162,922
Mears Group PLC	36,497	169,022
Metro Bank Holdings PLC (a) (d)	2,816	1,316
See accompanying notes to financial statements.
BHFTII-143

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
United Kingdom — (Continued)
Midwich Group PLC	2,355	$11,463
Mitchells & Butlers PLC (a)	84,608	305,475
Mitie Group PLC	406,977	597,812
MJ Gleeson PLC	13,112	85,128
Mobico Group PLC	165,517	106,646
MONY Group PLC	146,027	410,619
Moonpig Group PLC (a)	5,076	12,168
Morgan Advanced Materials PLC	95,467	371,787
Morgan Sindall Group PLC	14,007	449,281
Mortgage Advice Bureau Holdings Ltd.	6,665	68,907
MP Evans Group PLC (d)	2,300	24,971
N Brown Group PLC (a) (d)	62,840	15,990
Naked Wines PLC (a)	1,427	1,172
NCC Group PLC	88,729	171,283
Next 15 Group PLC	16,972	171,152
Ninety One PLC	93,523	198,014
Norcros PLC	11,343	32,103
Ocado Group PLC (a)	18,768	68,636
Odfjell Technology Ltd.	4,274	24,353
On the Beach Group PLC	32,313	55,904
OSB Group PLC	95,681	519,229
Oxford Instruments PLC	15,582	486,991
Pagegroup PLC	102,025	549,262
Paragon Banking Group PLC	63,215	587,141
PayPoint PLC	18,072	145,326
Pennon Group PLC	68,031	493,181
Persimmon PLC	38,711	657,984
Pets at Home Group PLC	142,598	533,157
Pharos Energy PLC	50,968	13,506
Phoenix Spree Deutschland Ltd. (a)	665	1,324
Pinewood Technologies Group PLC	17,259	77,664
Playtech PLC (a)	73,270	430,646
Polar Capital Holdings PLC	16,568	117,793
Porvair PLC	8,570	71,479
PPHE Hotel Group Ltd.	3,290	54,068
Premier Foods PLC	206,665	413,769
PZ Cussons PLC	74,104	92,613
QinetiQ Group PLC	161,136	903,379
Quilter PLC	370,926	562,376
Rank Group PLC (a)	54,017	46,441
Rathbones Group PLC	10,507	223,299
Reach PLC	103,289	127,994
Record PLC	12,453	10,068
Redrow PLC	80,746	681,735
Renew Holdings PLC	9,893	132,812
Renewi PLC	25,541	213,859
Renold PLC (a)	238	175
Ricardo PLC	13,452	82,674
Rightmove PLC	59,535	402,323
RM PLC (a)	43,283	45,646
Robert Walters PLC	16,356	90,154
Rotork PLC	207,102	881,157
RS Group PLC	58,984	521,559
RWS Holdings PLC	12,286	29,193
S&U PLC	1,188	27,936
S4 Capital PLC (a) (d)	28,030	14,955
Security Description	Shares	Value
United Kingdom — (Continued)
Sabre Insurance Group PLC	49,439	$93,949
Saga PLC (a) (d)	8,514	11,865
Savills PLC	35,985	507,243
Secure Trust Bank PLC	458	4,587
Senior PLC	144,428	291,504
Serco Group PLC	300,955	684,159
Serica Energy PLC	47,039	80,869
Severfield PLC	100,890	96,720
SIG PLC (a) (d)	255,262	80,366
Sigmaroc PLC (a) (d)	49,210	41,327
Smiths News PLC (d)	20,535	15,206
Softcat PLC	30,193	693,932
Spectris PLC	6,587	231,648
Speedy Hire PLC	151,595	65,219
Spire Healthcare Group PLC	62,350	185,317
Spirent Communications PLC	181,575	419,945
SSP Group PLC	185,760	347,575
SThree PLC	41,761	216,738
Studio Retail Group PLC (a) (b) (c)	17,439	0
STV Group PLC	7,194	24,052
Synthomer PLC (a)	35,511	115,144
Tate & Lyle PLC	97,547	737,718
Team Internet Group PLC	4,375	9,929
Telecom Plus PLC	18,238	407,081
THG PLC (a) (d)	29,472	23,211
Topps Tiles PLC	61,961	32,127
TORM PLC - Class A	7,803	304,427
TP ICAP Group PLC	235,823	596,157
Trainline PLC (a)	20,223	79,772
Travis Perkins PLC	50,576	492,258
Trifast PLC	20,432	18,431
TT Electronics PLC	54,423	100,335
Tyman PLC (d)	21,078	96,635
Vanquis Banking Group PLC	52,029	32,947
Verici Dx PLC (a)	760	60
Vertu Motors PLC	46,012	41,832
Vesuvius PLC	68,585	399,974
Victrex PLC	19,606	284,342
Videndum PLC (a)	14,491	52,567
Virgin Money U.K. PLC	239,897	647,728
Vistry Group PLC (a)	72,731	1,082,917
Volex PLC	24,134	98,331
Volution Group PLC	34,155	194,268
Vp PLC (d)	4,147	35,494
Watches of Switzerland Group PLC (a)	47,460	248,705
Watkin Jones PLC (a) (d)	46,386	26,368
WH Smith PLC	30,332	433,873
Wickes Group PLC	76,029	127,887
Xaar PLC (a)	18,088	34,293
XPS Pensions Group PLC	15,758	59,589
Young & Co.'s Brewery PLC	3,097	23,648
Young & Co.'s Brewery PLC - Class A	4,640	57,431
Zigup PLC	57,053	303,284
Zotefoams PLC	7,268	41,449
		62,811,131
See accompanying notes to financial statements.
BHFTII-144

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
United States — 1.0%
ADTRAN Holdings, Inc.	6,835	$36,183
Argonaut Gold, Inc. (a)	80,499	25,302
Bausch Health Cos., Inc. (a) (d)	52,418	365,353
Bausch Health Cos., Inc. (a)	4,017	28,012
Burford Capital Ltd.	42,289	545,376
Diversified Energy Co. PLC (d)	9,570	127,156
Energy Fuels, Inc. (a) (d)	7,296	44,212
Frontage Holdings Corp. (a)	58,000	5,913
MDA Space Ltd. (a)	16,664	166,390
Ormat Technologies, Inc.	1	40
Primo Water Corp.	44,505	972,708
PureTech Health PLC (a)	40,584	93,937
Qiagen NV (a)	3,119	128,160
REC Silicon ASA (a)	64,361	41,839
Reliance Worldwide Corp. Ltd.	176,413	528,599
RHI Magnesita NV	964	42,261
Samsonite International SA	225,900	673,922
Signify NV	28,840	719,210
Sims Ltd.	43,872	300,972
Sinch AB (a)	77,098	187,303
Varia U.S. Properties AG (d)	1,203	45,526
Viemed Healthcare, Inc. (a)	5,284	34,610
		5,112,984
Total Common Stocks (Cost $480,535,608)		497,243,613

Preferred Stocks—0.4%
Germany — 0.4%
Draegerwerk AG & Co. KGaA	3,031	161,313
Einhell Germany AG (a)	82	16,475
FUCHS SE	17,122	782,191
Jungheinrich AG	14,969	493,228
Sixt SE	4,716	259,550
STO SE & Co. KGaA	618	105,076
Villeroy & Boch AG	505	9,281
		1,827,114
Italy — 0.0%
Danieli & C Officine Meccaniche SpA (Savings Shares)	4,725	134,408
Total Preferred Stocks (Cost $1,771,230)		1,961,522

Rights—0.0%
Austria — 0.0%
Intercell AG (a) (b) (c)	24,163	0
France — 0.0%
Clariane SE (a) (d)	19,303	22,287
Italy — 0.0%
Amplifon SpA (a)	12,827	0
Security Description	Shares/ Principal Amount*	Value

Spain — 0.0%
Iberpapel Gestion SA (a)	1,128	$464
Total Rights (Cost $138,870)		22,751

Warrants—0.0%
Australia — 0.0%
Arafura Rare Earths Ltd., Expires 06/20/25 (a)	12,974	303
Australian Strategic Materials Ltd., Expires 10/31/27 (a)	2,845	275
Calidus Resources Ltd., Expires 12/31/25 (a)	4,233	3
Galan Lithium Ltd., Expires 03/20/29 (a)	3,341	123
Panoramic Resources Ltd., Expires 09/16/24 (a)	39,049	0
		704
Italy — 0.0%
Webuild SpA, Expires 08/02/30 (a) (d)	6,346	0
Total Warrants (Cost $0)		704

Short-Term Investments—0.3%
Repurchase Agreement — 0.3%
Fixed Income Clearing Corp.
Repurchase Agreement dated 06/28/24 at 4.250%, due on 07/01/24 with a maturity value of $1,581,960; collateralized by U.S. Treasury Note at 4.875%, maturing 04/30/26, with a market value of $1,613,099	1,581,400	1,581,400
Total Short-Term Investments (Cost $1,581,400)		1,581,400

Securities Lending Reinvestments (e)—4.0%
Repurchase Agreements — 1.8%
Bank of Nova Scotia
Repurchase Agreement dated 06/28/24 at 5.450%, due on 07/01/24 with a maturity value of $2,000,908; collateralized by various Common Stock with an aggregate market value of $2,230,275	2,000,000	2,000,000
Repurchase Agreement dated 06/28/24 at 5.480%, due on 07/01/24 with a maturity value of $200,091; collateralized by various Common Stock with an aggregate market value of $223,028	200,000	200,000
BofA Securities, Inc.
Repurchase Agreement dated 06/28/24 at 5.300%, due on 07/01/24 with a maturity value of $2,837,485; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 01/15/28 - 05/15/49, and an aggregate market value of $2,892,957	2,836,232	2,836,232
National Bank of Canada
Repurchase Agreement dated 06/28/24 at 5.450%, due on 07/05/24 with a maturity value of $1,001,060; collateralized by various Common Stock with an aggregate market value of $1,115,485	1,000,000	1,000,000
See accompanying notes to financial statements.
BHFTII-145

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Securities Lending Reinvestments—(Continued)
Security Description	Principal Amount*/ Shares	Value
Repurchase Agreements — (Continued)
National Bank of Canada
Repurchase Agreement dated 06/28/24 at 5.470%, due on 07/01/24 with a maturity value of $1,000,456; collateralized by various Common Stock with an aggregate market value of $1,115,501	1,000,000	$1,000,000
NBC Global Finance Ltd.
Repurchase Agreement dated 06/28/24 at 5.490%, due on 07/01/24 with a maturity value of $1,000,458; collateralized by various Common Stock with an aggregate market value of $1,115,504	1,000,000	1,000,000
Societe Generale
Repurchase Agreement dated 06/28/24 at 5.450%, due on 07/01/24 with a maturity value of $65,030; collateralized by various Common Stock with an aggregate market value of $72,396	65,000	65,000
TD Prime Services LLC
Repurchase Agreement dated 06/28/24 at 5.420%, due on 07/01/24 with a maturity value of $1,000,452; collateralized by various Common Stock with an aggregate market value of $1,100,497	1,000,000	1,000,000
		9,101,232

Mutual Funds — 2.2%
BlackRock Liquidity Funds FedFund, Institutional Shares, 5.200% (f)	2,000,000	2,000,000
Fidelity Investments Money Market Government Portfolio, Class I, 5.210% (f)	1,000,000	1,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.220% (f)	1,000,000	1,000,000
HSBC U.S. Government Money Market Fund, Class I, 5.210% (f)	1,000,000	1,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares, 5.220% (f)	1,000,000	1,000,000
STIT-Government & Agency Portfolio, Institutional Class, 5.230% (f)	3,000,000	3,000,000
Western Asset Institutional Government Reserves Fund, Institutional Class, 5.210% (f)	2,000,000	2,000,000
		11,000,000
Total Securities Lending Reinvestments (Cost $20,101,232)		20,101,232
Total Investments — 103.4% (Cost $504,128,340)		520,911,222
Other assets and liabilities (net) — (3.4)%		(16,982,421)
Net Assets — 100.0%		$503,928,801

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of June 30, 2024, these securities represent 0.1% of net assets.
(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(d)
All or a portion of the security was held on loan. As of June 30, 2024, the market value of securities loaned was $64,915,256 and the collateral received consisted of cash in the amount of
$20,101,232 and non-cash collateral with a value of $50,909,350. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and
Liabilities.

(e)	Represents investment of cash collateral received from securities on loan as of June 30, 2024.
(f)	The rate shown represents the annualized seven-day yield as of June 30, 2024.

Ten Largest Industries as of June 30, 2024 (Unaudited)	% of Net Assets
Machinery	7.2
Metals & Mining	5.6
Banks	5.3
Real Estate Management & Development	4.2
Chemicals	3.7
Capital Markets	3.7
Oil, Gas & Consumable Fuels	3.7
Food Products	3.3
Construction & Engineering	3.2
Electronic Equipment, Instruments & Components	3.2
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2024 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$21,071,851	$0	$54,284,387
See accompanying notes to financial statements.
BHFTII-146

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2024
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(20,101,232)	$—	$—	$—	$(20,101,232)
Gross amount of recognized liabilities for securities lending transactions					$(20,101,232)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$463,851	$32,128,490	$243,666	$32,836,007
Austria	—	7,418,495	—	7,418,495
Belgium	2,015	7,809,053	—	7,811,068
Bermuda	—	20,444	—	20,444
Brazil	288,329	264,578	—	552,907
Burkina Faso	645,443	—	—	645,443
Cambodia	—	124,936	—	124,936
Canada	52,030,114	237,999	1,540	52,269,653
China	526,207	956,843	—	1,483,050
Colombia	194,152	—	—	194,152
Cyprus	—	15,471	—	15,471
Denmark	—	15,200,586	—	15,200,586
Egypt	—	561,644	—	561,644
Faeroe Islands	—	23,885	—	23,885
Finland	—	11,768,334	—	11,768,334
France	30,249	23,712,590	—	23,742,839
Georgia	—	985,299	—	985,299
Germany	523,191	29,042,349	—	29,565,540
Ghana	—	168,282	—	168,282
Greece	—	62,071	—	62,071
Greenland	—	13,263	—	13,263
Guernsey, Channel Islands	—	—	—	—
Hong Kong	559,575	7,781,439	14,329	8,355,343
Indonesia	24,725	683,793	—	708,518
Iraq	—	149,499	—	149,499
Ireland	—	2,145,591	—	2,145,591
Isle of Man	—	42,312	—	42,312
Israel	149,135	5,459,696	—	5,608,831
Italy	—	20,414,346	—	20,414,346
Japan	95,645	115,742,693	30,431	115,868,769
Jordan	—	422,485	—	422,485
Liechtenstein	—	354,332	—	354,332
Luxembourg	—	989,515	—	989,515
Malaysia	—	68,832	—	68,832
Malta	—	16,243	—	16,243
Mexico	49,813	77,180	—	126,993
Mongolia	—	214,279	—	214,279
Netherlands	49,923	8,442,764	—	8,492,687
New Zealand	—	1,536,712	—	1,536,712
Norway	—	3,244,039	—	3,244,039
Peru	—	216,732	—	216,732
Philippines	—	5,904	—	5,904
Poland	—	288,157	—	288,157
See accompanying notes to financial statements.
BHFTII-147

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Portugal	$—	$2,176,997	$—	$2,176,997
Singapore	24,445	4,824,853	2	4,849,300
South Africa	—	208,965	—	208,965
South Korea	—	16,930	—	16,930
Spain	—	13,117,748	—	13,117,748
Sweden	—	13,986,420	—	13,986,420
Switzerland	5,811	39,174,789	—	39,180,600
Taiwan	—	35,430	—	35,430
Tanzania	—	161,957	—	161,957
Turkey	753,652	—	—	753,652
United Arab Emirates	—	98,011	—	98,011
United Kingdom	—	62,811,131	—	62,811,131
United States	1,764,747	3,348,237	—	5,112,984
Total Common Stocks	58,181,022	438,772,623	289,968	497,243,613
Total Preferred Stocks*	—	1,961,522	—	1,961,522
Rights
Austria	—	—	0	0
France	—	22,287	—	22,287
Italy	—	0	—	0
Spain	464	—	—	464
Total Rights	464	22,287	—	22,751
Warrants
Australia	704	—	—	704
Italy	—	0	—	0
Total Warrants	704	0	—	704
Total Short-Term Investments*	—	1,581,400	—	1,581,400
Securities Lending Reinvestments
Mutual Funds	11,000,000	—	—	11,000,000
Repurchase Agreements	—	9,101,232	—	9,101,232
Total Securities Lending Reinvestments	11,000,000	9,101,232	—	20,101,232
Total Investments	$69,182,190	$451,439,064	$289,968	$520,911,222
Collateral for Securities Loaned (Liability)	$—	$(20,101,232)	$—	$(20,101,232)

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended June 30, 2024 is not presented.
During the period ended June 30, 2024, transfers into Level 3 in the amount of $437,569 were due to trading halts on the securities’ respective exchanges which resulted in the lack of observable inputs.
Tax Cost Basis
The cost basis of investments for federal income tax purposes at June 30, 2024 was as follows:
Cost basis of investments	$513,752,266
Gross unrealized appreciation	132,405,298
Gross unrealized (depreciation)	(125,246,342)
Net unrealized appreciation (depreciation)	$7,158,956
See accompanying notes to financial statements.
BHFTII-148

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Statement of Assets and Liabilities

June 30, 2024 (Unaudited)
Assets
Investments at value (a) (b)	$520,911,222
Cash	2,208
Cash denominated in foreign currencies (c)	1,298,191
Receivable for:
Investments sold	1,176,697
Fund shares sold	11,442
Dividends and interest	1,846,995
Prepaid expenses	4,097
Total Assets	525,250,852
Liabilities
Collateral for securities loaned	20,101,232
Payable for:
Investments purchased	417,325
Fund shares redeemed	65,037
Accrued Expenses:
Management fees	272,041
Distribution and service fees	12,973
Deferred trustees’ fees	187,234
Other expenses	266,209
Total Liabilities	21,322,051
Net Assets	$503,928,801
Net Assets Consist of:
Paid in surplus	$472,883,407
Distributable earnings (Accumulated losses)	31,045,394
Net Assets	$503,928,801
Net Assets
Class A	$441,753,358
Class B	62,175,443
Capital Shares Outstanding*
Class A	44,707,244
Class B	6,346,535
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$9.88
Class B	9.80

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $504,128,340.
(b)	Includes securities loaned at value of $64,915,256.
(c)	Identified cost of cash denominated in foreign currencies was $1,300,207.
Statement of Operations

Six Months Ended June 30, 2024 (Unaudited)
Investment Income
Dividends (a)	$9,954,917
Interest	14,680
Securities lending income	204,933
Total investment income	10,174,530
Expenses
Management fees	2,088,674
Administration fees	17,119
Custodian and accounting fees	199,059
Distribution and service fees—Class B	80,006
Audit and tax services	39,698
Legal	22,509
Trustees’ fees and expenses	35,664
Shareholder reporting	11,890
Insurance	2,232
Miscellaneous	52,740
Total expenses	2,549,591
Less management fee waiver	(411,828)
Net expenses	2,137,763
Net Investment Income	8,036,767
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	16,508,413
Foreign currency transactions	(157,180)
Net realized gain (loss)	16,351,233
Net change in unrealized appreciation (depreciation) on:
Investments	(9,059,037)
Foreign currency transactions	(43,635)
Net change in unrealized appreciation (depreciation)	(9,102,672)
Net realized and unrealized gain (loss)	7,248,561
Net Increase (Decrease) in Net Assets From Operations	$15,285,328

(a)	Net of foreign withholding taxes of $1,115,260.
See accompanying notes to financial statements.
BHFTII-149

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$8,036,767	$12,182,772
Net realized gain (loss)	16,351,233	11,843,266
Net change in unrealized appreciation (depreciation)	(9,102,672)	43,837,881
Increase (decrease) in net assets from operations	15,285,328	67,863,919
From Distributions to Shareholders
Class A	(20,976,849)	(25,966,317)
Class B	(2,844,349)	(3,539,535)
Total distributions	(23,821,198)	(29,505,852)
Increase (decrease) in net assets from capital share transactions	(15,098,754)	(39,454,298)
Total increase (decrease) in net assets	(23,634,624)	(1,096,231)
Net Assets
Beginning of period	527,563,425	528,659,656
End of period	$503,928,801	$527,563,425

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023
	Shares	Value	Shares	Value
Class A
Sales	17,138	$169,118	249,291	$2,356,161
Reinvestments	2,076,916	20,976,849	2,718,986	25,966,317
Redemptions	(3,216,983)	(33,464,029)	(6,530,458)	(64,084,142)
Net increase (decrease)	(1,122,929)	$(12,318,062)	(3,562,181)	$(35,761,664)
Class B
Sales	76,381	$765,582	240,645	$2,262,649
Reinvestments	284,151	2,844,349	373,763	3,539,535
Redemptions	(630,365)	(6,390,623)	(984,441)	(9,494,818)
Net increase (decrease)	(269,833)	$(2,780,692)	(370,033)	$(3,692,634)
Increase (decrease) derived from capital shares transactions		$(15,098,754)		$(39,454,298)
See accompanying notes to financial statements.
BHFTII-150

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$10.07	$9.39	$13.25	$12.43	$12.22	$11.07
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.16	0.23	0.25	0.22	0.16	0.22
Net realized and unrealized gain (loss)	0.14	1.03	(2.59)	1.54	0.75	2.20
Total income (loss) from investment operations	0.30	1.26	(2.34)	1.76	0.91	2.42
Less Distributions
Distributions from net investment income	(0.30)	(0.26)	(0.30)	(0.24)	(0.29)	(0.16)
Distributions from net realized capital gains	(0.19)	(0.32)	(1.22)	(0.70)	(0.41)	(1.11)
Total distributions	(0.49)	(0.58)	(1.52)	(0.94)	(0.70)	(1.27)
Net Asset Value, End of Period	$9.88	$10.07	$9.39	$13.25	$12.43	$12.22
Total Return (%) (b)	2.89 (c)	13.70	(17.47)	14.16	9.12	23.30
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.96 (d)	0.96	0.96	0.93	0.94	0.95
Net ratio of expenses to average net assets (%) (e)	0.80 (d)	0.80	0.81	0.83	0.93	0.94
Ratio of net investment income (loss) to average net assets (%)	3.15 (d)	2.40	2.40	1.69	1.47	1.95
Portfolio turnover rate (%)	4 (c)	8	11	10	18	14
Net assets, end of period (in millions)	$441.8	$461.6	$463.7	$609.4	$636.0	$594.9

	Class B
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$9.98	$9.30	$13.13	$12.33	$12.13	$10.99
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.14	0.20	0.22	0.19	0.13	0.19
Net realized and unrealized gain (loss)	0.14	1.03	(2.57)	1.52	0.74	2.19
Total income (loss) from investment operations	0.28	1.23	(2.35)	1.71	0.87	2.38
Less Distributions
Distributions from net investment income	(0.27)	(0.23)	(0.26)	(0.21)	(0.26)	(0.13)
Distributions from net realized capital gains	(0.19)	(0.32)	(1.22)	(0.70)	(0.41)	(1.11)
Total distributions	(0.46)	(0.55)	(1.48)	(0.91)	(0.67)	(1.24)
Net Asset Value, End of Period	$9.80	$9.98	$9.30	$13.13	$12.33	$12.13
Total Return (%) (b)	2.77 (c)	13.52	(17.70)	13.85	8.79	23.03
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.21 (d)	1.21	1.21	1.18	1.19	1.20
Net ratio of expenses to average net assets (%) (e)	1.05 (d)	1.05	1.06	1.08	1.18	1.19
Ratio of net investment income (loss) to average net assets (%)	2.88 (d)	2.15	2.15	1.44	1.23	1.70
Portfolio turnover rate (%)	4 (c)	8	11	10	18	14
Net assets, end of period (in millions)	$62.2	$66.0	$65.0	$83.9	$85.0	$84.3

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements).
See accompanying notes to financial statements.
BHFTII-151

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—61.4% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 0.8%
Boeing Co. (a)	7,919	$1,441,337
General Dynamics Corp.	21,608	6,269,345
RTX Corp.	19,237	1,931,203
		9,641,885
Air Freight & Logistics — 0.2%
CH Robinson Worldwide, Inc.	25,833	2,276,404
Automobile Components — 0.1%
Goodyear Tire & Rubber Co. (a)	77,688	881,759
Modine Manufacturing Co. (a) (b)	5,760	577,094
		1,458,853
Banks — 1.8%
JPMorgan Chase & Co.	51,484	10,413,154
Wells Fargo & Co.	180,488	10,719,182
		21,132,336
Beverages — 0.5%
Celsius Holdings, Inc. (a) (b)	20,844	1,189,984
Constellation Brands, Inc. - Class A (b)	13,028	3,351,844
Keurig Dr Pepper, Inc.	57,832	1,931,589
		6,473,417
Biotechnology — 1.5%
AbbVie, Inc.	38,203	6,552,579
Alnylam Pharmaceuticals, Inc. (a)	2,201	534,843
Amgen, Inc.	1,990	621,775
Apellis Pharmaceuticals, Inc. (a) (b)	5,523	211,862
Ascendis Pharma AS (ADR) (a)	2,169	295,808
Avidity Biosciences, Inc. (a) (b)	6,383	260,746
Biogen, Inc. (a)	3,483	807,429
Bridgebio Pharma, Inc. (a)	4,278	108,362
Celldex Therapeutics, Inc. (a) (b)	7,844	290,306
Crinetics Pharmaceuticals, Inc. (a)	5,309	237,790
Cytokinetics, Inc. (a) (b)	16,959	918,839
Immunocore Holdings PLC (ADR) (a) (b)	5,508	186,666
Moderna, Inc. (a)	3,262	387,362
Regeneron Pharmaceuticals, Inc. (a)	2,217	2,330,134
Revolution Medicines, Inc. (a) (b)	10,651	413,365
Rocket Pharmaceuticals, Inc. (a)	8,032	172,929
Sarepta Therapeutics, Inc. (a)	1,234	194,972
Syndax Pharmaceuticals, Inc. (a)	8,108	166,457
Ultragenyx Pharmaceutical, Inc. (a)	5,286	217,255
United Therapeutics Corp. (a)	856	272,679
Vaxcyte, Inc. (a)	3,921	296,075
Vertex Pharmaceuticals, Inc. (a)	5,575	2,613,114
		18,091,347
Broadline Retail — 3.4%
Amazon.com, Inc. (a)	209,387	40,464,038
Building Products — 0.6%
AZEK Co., Inc. (a)	48,125	2,027,506
Builders FirstSource, Inc. (a) (b)	18,005	2,492,072
Johnson Controls International PLC	32,862	2,184,337
Security Description	Shares	Value
Building Products—(Continued)
Trane Technologies PLC	1,282	$421,689
		7,125,604
Capital Markets — 1.5%
ARES Management Corp. - Class A	50,639	6,749,166
KKR & Co., Inc. (b)	38,732	4,076,156
S&P Global, Inc.	15,541	6,931,286
		17,756,608
Chemicals — 1.3%
Arcadium Lithium PLC (a) (b)	76,058	255,555
Cabot Corp.	27,846	2,558,769
Celanese Corp.	14,122	1,904,917
FMC Corp.	30,226	1,739,506
Ingevity Corp. (a)	16,030	700,671
Linde PLC	14,237	6,247,338
PPG Industries, Inc.	19,869	2,501,308
		15,908,064
Commercial Services & Supplies — 0.4%
Clean Harbors, Inc. (a)	13,924	3,148,913
Waste Connections, Inc.	10,629	1,863,901
		5,012,814
Consumer Finance — 0.6%
American Express Co.	33,638	7,788,879
Consumer Staples Distribution & Retail — 0.1%
U.S. Foods Holding Corp. (a)	25,271	1,338,858
Distributors — 0.4%
Pool Corp. (b)	14,129	4,342,265
Electric Utilities — 0.6%
Exelon Corp.	10,267	355,341
NextEra Energy, Inc.	31,079	2,200,704
PG&E Corp.	281,068	4,907,447
		7,463,492
Electronic Equipment, Instruments & Components — 0.4%
Flex Ltd. (a)	161,087	4,750,456
Energy Equipment & Services — 0.2%
Schlumberger NV	51,667	2,437,649
Entertainment — 0.7%
Netflix, Inc. (a)	9,414	6,353,320
Spotify Technology SA (a)	6,583	2,065,680
		8,419,000
Financial Services — 2.5%
Berkshire Hathaway, Inc. - Class B (a)	24,921	10,137,863
Block, Inc. (a)	67,603	4,359,717
Corpay, Inc. (a)	6,034	1,607,518
Equitable Holdings, Inc.	47,807	1,953,394
Global Payments, Inc.	11,930	1,153,631
See accompanying notes to financial statements.
BHFTII-152

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Financial Services—(Continued)
PayPal Holdings, Inc. (a)	45,098	$2,617,037
Visa, Inc. - Class A (b)	16,278	4,272,487
WEX, Inc. (a)	19,437	3,443,070
		29,544,717
Food Products — 0.2%
Freshpet, Inc. (a) (b)	17,634	2,281,663
Gas Utilities — 0.2%
Atmos Energy Corp.	25,089	2,926,632
Ground Transportation — 0.9%
Knight-Swift Transportation Holdings, Inc.	39,174	1,955,566
Ryder System, Inc.	16,769	2,077,344
Uber Technologies, Inc. (a)	100,891	7,332,758
		11,365,668
Health Care Equipment & Supplies — 1.7%
Boston Scientific Corp. (a)	69,378	5,342,800
Dexcom, Inc. (a)	24,797	2,811,484
Edwards Lifesciences Corp. (a)	42,284	3,905,773
Intuitive Surgical, Inc. (a)	10,671	4,746,994
Stryker Corp.	10,017	3,408,284
		20,215,335
Health Care Providers & Services — 2.0%
Acadia Healthcare Co., Inc. (a)	21,577	1,457,311
agilon health, Inc. (a) (b)	207,899	1,359,659
Cencora, Inc.	17,659	3,978,573
Centene Corp. (a)	27,311	1,810,719
Elevance Health, Inc.	6,585	3,568,148
HCA Healthcare, Inc.	9,990	3,209,587
Humana, Inc.	3,156	1,179,239
Molina Healthcare, Inc. (a)	6,413	1,906,585
UnitedHealth Group, Inc.	10,179	5,183,758
		23,653,579
Health Care REITs — 0.3%
Welltower, Inc.	33,704	3,513,642
Hotel & Resort REITs — 0.2%
Ryman Hospitality Properties, Inc.	22,553	2,252,143
Hotels, Restaurants & Leisure — 1.8%
Chipotle Mexican Grill, Inc. (a)	152,000	9,522,800
Domino's Pizza, Inc.	4,940	2,550,670
DoorDash, Inc. - Class A (a)	40,155	4,368,061
Dutch Bros, Inc. - Class A (a)	17,892	740,729
Hyatt Hotels Corp. - Class A (b)	19,278	2,928,714
Royal Caribbean Cruises Ltd. (a)	6,959	1,109,473
		21,220,447
Household Durables — 0.4%
Lennar Corp. - Class A	12,422	1,861,685
Skyline Champion Corp. (a)	36,201	2,452,618
		4,314,303
Security Description	Shares	Value
Household Products — 1.0%
Church & Dwight Co., Inc.	20,527	$2,128,239
Procter & Gamble Co.	58,236	9,604,281
		11,732,520
Independent Power and Renewable Electricity Producers — 0.2%
Vistra Corp.	25,125	2,160,247
Insurance — 1.9%
American International Group, Inc.	58,439	4,338,511
Arch Capital Group Ltd. (a)	37,886	3,822,318
Assured Guaranty Ltd.	22,119	1,706,481
Everest Group Ltd.	13,489	5,139,579
Progressive Corp.	19,840	4,120,966
SiriusPoint Ltd. (a)	139,900	1,706,780
Trupanion, Inc. (a) (b)	66,169	1,945,369
		22,780,004
Interactive Media & Services — 4.1%
Alphabet, Inc. - Class A	212,239	38,659,334
Meta Platforms, Inc. - Class A	20,695	10,434,833
		49,094,167
IT Services — 0.9%
MongoDB, Inc. (a)	12,464	3,115,501
Squarespace, Inc. - Class A (a)	170,017	7,417,842
		10,533,343
Life Sciences Tools & Services — 0.9%
Agilent Technologies, Inc.	14,093	1,826,876
Danaher Corp.	18,566	4,638,715
ICON PLC (a)	8,053	2,524,374
Thermo Fisher Scientific, Inc.	2,358	1,303,974
		10,293,939
Machinery — 0.7%
Atmus Filtration Technologies, Inc. (a)	18,545	533,725
Flowserve Corp.	16,120	775,372
Fortive Corp.	38,466	2,850,331
Helios Technologies, Inc. (b)	17,545	837,774
Ingersoll Rand, Inc. (b)	9,291	843,994
Middleby Corp. (a)	19,870	2,436,261
		8,277,457
Media — 0.4%
New York Times Co. - Class A	35,596	1,822,871
Omnicom Group, Inc.	34,377	3,083,617
		4,906,488
Metals & Mining — 0.1%
Nucor Corp.	5,164	816,325
Multi-Utilities — 0.4%
Sempra	68,374	5,200,526
See accompanying notes to financial statements.
BHFTII-153

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Oil, Gas & Consumable Fuels — 2.6%
EQT Corp.	36,620	$1,354,208
Exxon Mobil Corp.	126,911	14,609,994
Marathon Petroleum Corp.	22,540	3,910,239
Shell PLC (ADR)	109,308	7,889,852
Targa Resources Corp.	24,513	3,156,784
		30,921,077
Passenger Airlines — 0.3%
Delta Air Lines, Inc.	80,796	3,832,962
Personal Care Products — 0.8%
BellRing Brands, Inc. (a)	29,430	1,681,630
elf Beauty, Inc. (a) (b)	9,388	1,978,240
Haleon PLC (ADR) (b)	294,678	2,434,040
Unilever PLC (ADR) (b)	75,789	4,167,637
		10,261,547
Pharmaceuticals — 2.5%
AstraZeneca PLC (ADR)	41,359	3,225,588
Eli Lilly & Co.	16,918	15,317,219
GSK PLC (ADR) (b)	50,887	1,959,149
Longboard Pharmaceuticals, Inc. (a) (b)	18,900	510,867
Merck & Co., Inc.	60,546	7,495,595
Novartis AG (ADR)	6,137	653,345
Structure Therapeutics, Inc. (ADR) (a)	23,077	906,234
		30,067,997
Professional Services — 0.4%
Dayforce, Inc. (a) (b)	47,527	2,357,339
Science Applications International Corp. (b)	22,828	2,683,432
		5,040,771
Real Estate Management & Development — 0.1%
CoStar Group, Inc. (a)	12,128	899,170
Residential REITs — 0.2%
Camden Property Trust (b)	20,100	2,193,111
Semiconductors & Semiconductor Equipment — 6.7%
Advanced Micro Devices, Inc. (a)	69,969	11,349,671
First Solar, Inc. (a)	4,961	1,118,507
KLA Corp.	7,592	6,259,680
Micron Technology, Inc.	62,945	8,279,156
NVIDIA Corp.	305,050	37,685,877
NXP Semiconductors NV	12,082	3,251,145
QUALCOMM, Inc.	22,933	4,567,795
Texas Instruments, Inc.	41,001	7,975,925
		80,487,756
Software — 6.3%
Adobe, Inc. (a)	25,346	14,080,717
Atlassian Corp. - Class A (a)	25,282	4,471,880
HubSpot, Inc. (a)	7,580	4,470,608
Microsoft Corp.	96,851	43,287,554
ServiceNow, Inc. (a)	4,244	3,338,628
Security Description	Shares/ Principal Amount*	Value
Software—(Continued)
Synopsys, Inc. (a)	9,457	$5,627,482
		75,276,869
Specialized REITs — 0.2%
Equinix, Inc.	3,971	3,004,459
Specialty Retail — 0.9%
TJX Cos., Inc.	103,795	11,427,829
Technology Hardware, Storage & Peripherals — 3.8%
Apple, Inc.	215,911	45,475,175
Trading Companies & Distributors — 0.1%
AerCap Holdings NV	14,431	1,344,969
Wireless Telecommunication Services — 0.6%
T-Mobile U.S., Inc.	38,381	6,761,965
Total Common Stocks (Cost $576,214,955)		735,960,771

U.S. Treasury & Government Agencies—23.1%
Agency Sponsored Mortgage-Backed — 15.9%
Federal Home Loan Mortgage Corp.
2.000%, 05/01/36	337,731	298,583
2.000%, 06/01/36	117,823	104,164
2.000%, 03/01/37	895,889	788,080
2.000%, 08/01/37	39,018	34,321
2.000%, 12/01/40	69,367	58,592
2.000%, 05/01/41	456,303	385,409
2.000%, 12/01/41	491,526	411,296
2.000%, 09/01/50	213,408	169,255
2.000%, 10/01/50	412,534	325,613
2.000%, 02/01/51	623,311	493,205
2.000%, 03/01/51	1,979,690	1,560,744
2.000%, 04/01/51	719,884	566,835
2.000%, 05/01/51	389,172	309,935
2.000%, 08/01/51	162,585	128,119
2.000%, 11/01/51	164,267	130,272
2.000%, 04/01/52	645,125	513,115
2.500%, 05/01/50	213,947	178,050
2.500%, 06/01/50	271,685	224,663
2.500%, 07/01/50	1,532,587	1,271,279
2.500%, 09/01/50	423,220	350,318
2.500%, 11/01/50	471,765	389,599
2.500%, 02/01/51	143,427	119,683
2.500%, 03/01/51	361,900	298,107
2.500%, 05/01/51	179,302	147,859
2.500%, 07/01/51	185,283	152,624
2.500%, 08/01/51	145,501	119,669
2.500%, 10/01/51	276,164	227,517
2.500%, 04/01/52	894,686	733,774
3.000%, 07/01/28	125,524	120,894
3.000%, 08/01/29	74,570	71,558
3.000%, 10/01/32	171,201	161,584
3.000%, 04/01/33	176,688	166,820
See accompanying notes to financial statements.
BHFTII-154

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal Home Loan Mortgage Corp.
3.000%, 11/01/36	344,992	$318,125
3.000%, 01/01/37	234,229	215,923
3.000%, 12/01/44	4,535	3,993
3.000%, 08/01/46	397,581	347,902
3.000%, 10/01/46	405,687	354,673
3.000%, 11/01/46	898,881	786,154
3.000%, 12/01/46	263,260	230,188
3.000%, 01/01/47	250,303	218,704
3.000%, 07/01/50	181,594	156,399
3.000%, 08/01/51	69,443	59,670
3.000%, 05/01/52	272,976	234,979
3.500%, 08/01/34	185,225	175,873
3.500%, 08/01/42	48,969	44,916
3.500%, 11/01/42	63,386	57,925
3.500%, 06/01/46	58,572	53,105
3.500%, 10/01/47	247,603	224,043
3.500%, 12/01/47	94,585	85,513
3.500%, 03/01/48	228,052	206,539
3.500%, 12/01/48	149,676	135,218
4.000%, 05/01/42	206,348	194,986
4.000%, 08/01/42	62,327	58,753
4.000%, 09/01/42	81,697	77,012
4.000%, 07/01/44	4,062	3,851
4.000%, 02/01/46	65,937	61,830
4.000%, 04/01/47	33,408	31,323
4.000%, 09/01/48	30,561	28,534
4.000%, 04/01/49	607,183	563,722
4.000%, 05/01/49	122,088	114,316
4.000%, 07/01/49	463,508	432,516
4.500%, 09/01/43	33,681	32,541
4.500%, 11/01/43	292,036	282,593
5.000%, 05/01/39	2,522	2,486
5.000%, 06/01/41	176,430	174,469
5.000%, 09/01/52	4,586,011	4,441,614
5.000%, 11/01/52	309,328	299,339
5.000%, 12/01/52	340,262	329,313
5.000%, 01/01/53	3,248,834	3,143,238
5.000%, 04/01/53	264,831	257,636
5.500%, 07/01/33	34,739	34,868
5.500%, 04/01/39	15,823	15,901
5.500%, 06/01/41	58,393	58,681
5.500%, 02/01/53	529,882	524,032
6.000%, 12/01/52	341,019	344,230
6.000%, 03/01/53	174,505	176,992
6.000%, 06/01/54	624,812	626,674
6.400%, 1Y RFUCCT + 1.900%, 02/01/41 (c)	3,687	3,708
6.500%, 11/01/53	384,385	393,851
Federal Home Loan Mortgage Corp. Multifamily Structured Pass- Through Certificates
0.570%, 12/25/33 (c) (d)	1,466,754	45,586
0.730%, 03/25/27 (c) (d)	3,922,793	53,841
0.741%, 10/25/26 (c) (d)	1,111,992	12,281
0.880%, 06/25/27 (c) (d)	2,349,643	41,395
0.968%, 11/25/30 (c) (d)	953,890	41,488
1.116%, 10/25/30 (c) (d)	1,642,061	81,212
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass- Through Certificates
1.209%, 06/25/30 (c) (d)	3,026,880	$162,961
1.244%, 01/25/30 (c) (d)	2,459,315	122,572
1.536%, 05/25/30 (c) (d)	2,346,403	160,108
1.679%, 05/25/30 (c) (d)	1,476,577	108,973
5.355%, 01/25/29 (c)	568,000	578,479
Federal Home Loan Mortgage Corp. REMICS
Zero Coupon, 11/15/36 (e)	8,134	6,580
1.000%, 02/25/51	490,276	409,422
1.750%, 10/15/42	129,782	109,381
2.000%, 07/25/50	134,632	113,720
2.500%, 05/15/28 (d)	33,510	1,081
2.500%, 06/25/50 (d)	712,436	101,592
2.500%, 03/25/52	438,225	379,928
3.000%, 03/15/28 (d)	65,082	2,362
3.000%, 05/15/32 (d)	20,603	321
3.000%, 03/15/33 (d)	55,904	4,366
3.000%, 03/25/40	500,000	425,103
3.000%, 05/15/46	229,998	208,478
3.000%, 09/25/51 (d)	674,174	105,732
3.250%, 11/15/41	76,994	69,864
3.500%, 09/15/26 (d)	11,006	283
3.500%, 03/15/27 (d)	8,444	137
3.500%, 03/15/41 (d)	35,680	1,147
3.500%, 10/15/45	101,533	90,306
3.500%, 12/15/46	252,839	228,565
4.000%, 07/15/27 (d)	19,671	346
4.000%, 03/15/28 (d)	20,166	517
4.000%, 06/15/28 (d)	12,647	362
4.000%, 07/15/30 (d)	56,192	3,624
4.000%, 05/25/40 (d)	281,842	41,076
4.000%, 09/15/41	305,437	289,717
4.000%, 03/25/45 (d)	573,816	99,737
4.750%, 07/15/39	171,232	169,112
5.000%, 09/15/33 (d)	73,599	10,804
5.000%, 02/15/48 (d)	108,435	22,595
5.500%, 08/15/33	18,635	18,899
5.500%, 07/15/36	41,721	42,621
5.500%, 06/15/46	59,287	60,593
6.500%, 07/15/36	44,887	45,905
6.500%, 04/15/39 (d)	256,430	47,677
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust
2.500%, 08/25/59	447,708	367,101
3.500%, 11/25/57	381,551	344,120
3.500%, 03/25/58	727,439	641,315
3.500%, 07/25/58	1,053,510	938,443
3.500%, 08/25/58	206,706	182,836
3.500%, 10/25/58	792,732	699,053
Federal Home Loan Mortgage Corp. STACR REMICS Trust
8.235%, SOFR30A + 2.900%, 04/25/42 (144A) (c)	359,000	373,108
8.585%, SOFR30A + 3.250%, 04/25/43 (144A) (c)	325,000	344,094
8.685%, SOFR30A + 3.350%, 05/25/42 (144A) (c)	495,000	519,672
8.685%, SOFR30A + 3.350%, 06/25/43 (144A) (c)	1,105,000	1,168,533
8.735%, SOFR30A + 3.400%, 10/25/41 (144A) (c)	450,000	466,043
See accompanying notes to financial statements.
BHFTII-155

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal Home Loan Mortgage Corp. STACR REMICS Trust
8.835%, SOFR30A + 3.500%, 03/25/42 (144A) (c)	115,000	$120,855
8.835%, SOFR30A + 3.500%, 05/25/43 (144A) (c)	945,000	1,002,154
8.885%, SOFR30A + 3.550%, 08/25/42 (144A) (c)	155,000	163,666
8.985%, SOFR30A + 3.650%, 11/25/41 (144A) (c)	426,000	444,461
9.035%, SOFR30A + 3.700%, 09/25/42 (144A) (c)	425,000	452,597
9.335%, SOFR30A + 4.000%, 07/25/42 (144A) (c)	380,000	405,732
9.835%, SOFR30A + 4.500%, 06/25/42 (144A) (c)	600,000	650,867
Federal Home Loan Mortgage Corp. STRIPS
1.500%, 05/15/37 (d)	2,180,441	120,736
2.000%, 06/15/52 (d)	932,534	118,469
2.500%, 03/15/52 (d)	713,232	97,656
Federal National Mortgage Association
1.500%, 09/01/51	1,900,156	1,423,802
2.000%, 05/01/36	387,872	342,910
2.000%, 06/01/36	551,504	488,240
2.000%, 08/01/36	440,200	389,167
2.000%, 09/01/36	260,795	230,558
2.000%, 12/01/36	202,108	178,671
2.000%, 01/01/37	52,494	46,177
2.000%, 04/01/37	315,000	277,081
2.000%, 06/01/37	374,963	329,435
2.000%, 08/01/37	622,499	547,372
2.000%, 09/01/40	272,850	230,490
2.000%, 12/01/40	995,207	840,006
2.000%, 04/01/41	299,078	252,636
2.000%, 05/01/41	95,837	80,949
2.000%, 10/01/41	363,819	304,600
2.000%, 02/01/42	227,152	191,880
2.000%, 08/01/50	210,968	165,621
2.000%, 12/01/50	575,602	454,310
2.000%, 01/01/51	324,207	261,138
2.000%, 02/01/51	1,922,068	1,514,033
2.000%, 03/01/51	3,193,060	2,513,566
2.000%, 04/01/51	3,423,028	2,692,144
2.000%, 05/01/51	1,191,531	936,762
2.000%, 07/01/51	526,532	416,721
2.250%, 04/01/33	200,057	165,085
2.500%, 06/01/40	618,497	540,120
2.500%, 04/01/50	236,514	194,946
2.500%, 06/01/50	266,550	219,816
2.500%, 07/01/50	45,797	37,734
2.500%, 09/01/50	422,156	347,832
2.500%, 10/01/50	712,387	592,723
2.500%, 01/01/51	307,057	255,217
2.500%, 05/01/51	5,060,037	4,183,918
2.500%, 06/01/51	599,136	492,220
2.500%, 07/01/51	351,129	289,975
2.500%, 08/01/51	187,283	156,774
2.500%, 09/01/51	227,106	186,835
2.500%, 10/01/51	1,633,055	1,342,205
2.500%, 11/01/51	3,238,956	2,690,613
2.500%, 12/01/51	402,256	333,793
2.500%, 01/01/52	401,141	332,758
2.500%, 03/01/52	596,403	490,820
2.500%, 04/01/52	406,321	334,135
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal National Mortgage Association
2.500%, 01/01/57	525,132	$428,881
3.000%, 07/01/28	249,792	240,635
3.000%, 02/01/31	41,708	39,715
3.000%, 08/01/33	120,811	114,143
3.000%, 03/01/37	271,779	249,457
3.000%, 02/01/43	309,846	273,356
3.000%, 03/01/43	390,062	344,051
3.000%, 04/01/43	377,796	333,246
3.000%, 05/01/43	985,478	869,102
3.000%, 06/01/43	551,075	485,475
3.000%, 12/01/49	43,297	37,381
3.000%, 02/01/50	183,012	158,665
3.000%, 08/01/50	646,274	559,094
3.000%, 10/01/50	267,432	229,918
3.000%, 12/01/50	365,454	314,191
3.000%, 04/01/51	136,473	117,274
3.000%, 05/01/51	340,831	296,442
3.000%, 06/01/51	73,336	62,860
3.000%, 07/01/51	91,126	78,180
3.000%, 08/01/51	174,752	150,421
3.000%, 10/01/51	208,725	178,949
3.000%, 11/01/51	918,893	785,677
3.000%, 12/01/51	504,178	432,960
3.000%, 01/01/52	240,681	206,288
3.000%, 04/01/52	241,184	207,231
3.000%, 05/01/52	351,839	302,454
3.500%, 03/01/43	12,912	11,810
3.500%, 05/01/43	30,061	27,292
3.500%, 07/01/43	66,062	60,111
3.500%, 08/01/43	621,355	570,771
3.500%, 10/01/44	114,942	104,223
3.500%, 02/01/45	119,816	108,594
3.500%, 01/01/46	135,095	122,465
3.500%, 03/01/46	101,668	92,152
3.500%, 09/01/46	187,552	169,879
3.500%, 10/01/46	84,514	76,497
3.500%, 11/01/46	83,536	75,659
3.500%, 12/01/46	497,342	453,265
3.500%, 05/01/47	172,795	156,530
3.500%, 09/01/47	365,946	330,976
3.500%, 12/01/47	50,390	45,695
3.500%, 01/01/48	207,852	187,658
3.500%, 02/01/48	913,721	829,373
3.500%, 07/01/48	268,202	242,872
3.500%, 11/01/48	55,851	50,494
3.500%, 04/01/52	580,698	518,195
3.500%, 09/01/57	902,730	796,864
3.500%, 05/01/58	518,154	457,388
3.520%, 11/01/32	380,000	347,042
4.000%, 04/01/26	2,425	2,385
4.000%, 02/01/29	40,577	40,111
4.000%, 10/01/40	256,143	241,732
4.000%, 11/01/40	95,909	90,510
4.000%, 12/01/40	69,473	65,562
4.000%, 02/01/41	33,520	31,633
See accompanying notes to financial statements.
BHFTII-156

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal National Mortgage Association
4.000%, 03/01/41	93,899	$88,611
4.000%, 06/01/41	289,440	274,961
4.000%, 08/01/42	48,528	45,626
4.000%, 09/01/42	89,448	84,303
4.000%, 03/01/45	10,444	9,780
4.000%, 07/01/45	75,447	70,669
4.000%, 03/01/46	70,199	65,772
4.000%, 05/01/46	19,882	18,604
4.000%, 06/01/46	92,224	86,275
4.000%, 04/01/47	91,441	85,645
4.000%, 10/01/47	369,647	345,697
4.000%, 06/01/48	716,588	670,084
4.000%, 09/01/48	122,847	114,151
4.000%, 01/01/49	408,675	380,715
4.000%, 04/01/49	813,002	753,943
4.000%, 08/01/49	31,001	29,051
4.000%, 04/01/50	549,116	509,849
4.000%, 08/01/51	91,030	85,396
4.000%, 06/01/52	349,920	322,018
4.030%, 06/01/28	290,823	281,346
4.190%, 04/01/28	375,000	365,528
4.370%, 05/01/28	142,918	140,629
4.390%, 04/01/29	649,470	637,340
4.410%, 04/01/30	290,000	283,268
4.460%, 05/01/28	333,325	327,779
4.500%, 02/01/25	536	532
4.500%, 04/01/25	231	229
4.500%, 07/01/25	540	536
4.500%, 06/01/26	19,939	19,788
4.500%, 12/01/37	252,867	249,390
4.500%, 10/01/40	191,428	185,951
4.500%, 09/01/41	21,613	20,994
4.500%, 10/01/41	94,994	92,276
4.500%, 08/01/42	31,072	30,182
4.500%, 09/01/43	431,046	415,876
4.500%, 10/01/43	79,114	76,098
4.500%, 12/01/43	59,176	57,189
4.500%, 01/01/44	149,035	143,947
4.500%, 04/01/49	122,558	117,127
4.500%, 01/01/51	556,604	534,466
4.750%, 04/01/28	95,000	94,250
5.000%, 07/01/41	14,596	14,415
5.000%, 08/01/41	7,158	7,078
5.000%, 09/01/52	4,515,430	4,373,291
5.000%, 10/01/52	1,071,340	1,039,199
5.000%, 11/01/52	1,374,575	1,329,531
5.000%, 04/01/53	1,005,293	971,891
5.065%, 12/01/28	490,000	494,101
5.500%, 08/01/28	10,942	11,068
5.500%, 04/01/33	14,372	14,381
5.500%, 08/01/37	85,329	85,641
5.500%, 04/01/41	7,218	7,245
5.500%, 10/01/52	334,035	330,742
5.500%, 11/01/52	617,535	610,917
5.500%, 12/01/52	1,082,441	1,070,896
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal National Mortgage Association
5.500%, 06/01/53	562,980	$556,411
5.500%, 11/01/53	290,608	286,656
5.500%, 02/01/54	1,172,399	1,156,523
6.000%, 03/01/28	264	269
6.000%, 02/01/34	58,354	59,755
6.000%, 08/01/34	30,731	31,261
6.000%, 04/01/35	256,969	261,275
6.000%, 02/01/38	16,953	17,337
6.000%, 03/01/38	7,997	8,178
6.000%, 05/01/38	21,315	21,798
6.000%, 10/01/38	6,016	6,140
6.000%, 12/01/38	8,778	8,976
6.000%, 05/01/53	358,250	364,101
6.000%, 01/01/54	730,266	733,306
6.000%, 02/01/54	1,061,701	1,064,862
6.005%, 1Y RFUCCT + 1.755%, 12/01/40 (c)	1,122	1,133
6.250%, 1Y RFUCCT + 1.750%, 03/01/41 (c)	3,633	3,677
6.461%, 1Y RFUCCT + 1.821%, 09/01/41 (c)	19,228	19,793
6.500%, 05/01/40	148,814	153,183
6.500%, 11/01/53	651,308	667,348
6.551%, 1Y RFUCCT + 1.774%, 06/01/41 (c)	18,190	18,456
Federal National Mortgage Association Connecticut Avenue Securities
7.135%, SOFR30A + 1.800%, 02/25/44 (144A) (c)	190,000	191,804
7.600%, SOFR30A + 2.264%, 11/25/39 (144A) (c)	61,984	61,985
7.835%, SOFR30A + 2.500%, 02/25/44 (144A) (c)	160,000	162,678
8.035%, SOFR30A + 2.700%, 07/25/43 (144A) (c)	595,000	621,689
8.435%, SOFR30A + 3.100%, 10/25/41 (144A) (c)	174,400	179,492
8.435%, SOFR30A + 3.100%, 06/25/43 (144A) (c)	310,000	327,578
8.485%, SOFR30A + 3.150%, 12/25/41 (144A) (c)	405,000	418,872
9.000%, SOFR30A + 3.664%, 07/25/29 (c)	124,044	128,261
9.800%, SOFR30A + 4.464%, 05/25/29 (c)	213,566	224,224
9.835%, SOFR30A + 4.500%, 01/25/42 (144A) (c)	860,000	904,968
Federal National Mortgage Association Interest STRIPS
2.000%, 09/25/39	122,277	105,251
2.000%, 03/25/52 (d)	870,600	114,513
2.500%, 06/25/52 (d)	759,865	115,965
2.500%, 09/25/52 (d)	786,704	124,507
4.000%, 05/25/27 (d)	20,529	498
Federal National Mortgage Association REMICS
Zero Coupon, 03/25/36 (e)	8,745	7,485
Zero Coupon, 06/25/41 (e)	78,970	58,577
0.377%, 05/25/46 (c) (d)	180,367	8,512
0.496%, 06/25/55 (c) (d)	135,185	6,964
0.545%, 04/25/55 (c) (d)	187,536	8,870
0.668%, 08/25/44 (c) (d)	135,054	7,883
1.750%, 12/25/42	206,760	180,039
2.500%, 06/25/28 (d)	28,279	894
2.500%, 02/25/51 (d)	731,205	118,800
3.000%, 02/25/27 (d)	5,977	8
3.000%, 09/25/27 (d)	22,027	630
3.000%, 01/25/28 (d)	120,853	3,292
3.000%, 08/25/49	255,760	225,989
3.500%, 05/25/27 (d)	56,730	1,638
3.500%, 10/25/27 (d)	38,874	1,359
See accompanying notes to financial statements.
BHFTII-157

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal National Mortgage Association REMICS
3.500%, 05/25/30 (d)	61,294	$3,414
3.500%, 08/25/30 (d)	17,397	761
3.500%, 02/25/31 (d)	16,825	332
3.500%, 03/25/34 (d)	661,021	28,342
3.500%, 09/25/35 (d)	56,811	5,425
3.500%, 11/25/39 (d)	410,056	34,750
3.500%, 01/25/42	416,000	374,129
3.500%, 04/25/46	174,961	139,799
3.500%, 10/25/46 (d)	68,631	12,370
3.500%, 12/25/58	515,962	455,514
4.000%, 03/25/42 (d)	32,996	3,791
4.000%, 11/25/42 (d)	19,596	1,803
4.000%, 02/25/50 (d)	1,130,501	233,589
4.000%, 11/25/50 (d)	588,097	120,298
4.500%, 07/25/27 (d)	3,305	42
5.000%, 12/25/43 (d)	258,273	54,065
5.000%, 06/25/48 (d)	289,339	45,391
5.500%, 04/25/35	155,284	158,179
5.500%, 04/25/37	42,003	42,962
5.500%, 11/25/40 (d)	263,280	32,357
5.500%, 09/25/44 (d)	188,035	35,055
5.500%, 06/25/48 (d)	210,066	38,476
5.538%, 05/25/42 (c) (d)	4,318	333
6.000%, 01/25/42 (d)	139,174	11,715
Federal National Mortgage Association-ACES
0.388%, 01/25/30 (c) (d)	1,769,753	19,044
1.269%, 06/25/34 (c) (d)	3,719,723	204,758
1.579%, 05/25/29 (c) (d)	1,811,082	75,738
Government National Mortgage Association
0.641%, 02/16/53 (c) (d)	732,628	11,403
2.000%, 10/20/50	632,897	512,545
2.000%, 12/20/50	1,050,997	851,560
2.500%, 11/20/49	481,272	407,750
2.500%, 03/20/51	380,247	320,166
2.500%, 09/20/51	510,796	429,459
2.500%, 10/20/51	1,706,475	1,434,353
3.000%, 12/15/44	17,386	15,264
3.000%, 04/15/45	164,405	144,352
3.000%, 07/15/45	6,995	6,141
3.000%, 04/20/51	1,787,408	1,561,473
3.000%, 08/20/51	403,632	352,215
3.000%, 09/20/51	654,011	570,248
3.000%, 12/20/51	1,654,255	1,442,350
3.000%, 07/20/52	408,798	356,587
3.500%, 03/20/44	258,254	236,480
3.500%, 06/20/46	295,078	268,759
3.500%, 07/20/46	70,388	64,082
3.500%, 10/20/46	74,912	68,230
3.500%, 02/20/47	341,175	310,249
3.500%, 08/20/47	61,154	55,572
3.500%, 11/20/47	69,114	62,721
3.500%, 03/20/48	88,373	80,287
3.500%, 02/20/49	264,221	239,791
3.500%, 07/20/49	252,864	229,549
3.500%, 01/20/51	71,498	64,791
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Government National Mortgage Association
3.500%, 04/20/52	204,282	$183,412
3.500%, 06/20/52	592,780	532,220
3.500%, 12/20/52	3,893,071	3,495,358
3.500%, 01/20/53	894,200	802,848
3.875%, 08/15/42	193,345	181,712
4.000%, 09/15/42	257,370	243,610
4.000%, 08/20/45	254,897	240,970
4.000%, 11/20/47	91,175	84,462
4.000%, 03/20/48	215,997	200,763
4.000%, 07/20/48	681,781	637,480
4.500%, 04/15/41	171,483	166,714
4.500%, 02/15/42	341,067	331,288
4.500%, 01/20/46	32,895	31,842
4.500%, 05/20/52	54,736	52,139
4.500%, 08/20/52	245,297	233,785
4.500%, 09/20/52	224,931	214,154
4.500%, 10/20/52	998,905	952,741
5.000%, 12/15/38	13,631	13,693
5.000%, 04/15/39	263,765	264,970
5.000%, 07/15/39	17,907	17,923
5.000%, 10/20/39	5,748	5,734
5.000%, 05/20/40	220,944	220,734
5.000%, 06/20/40	175,124	174,958
5.000%, 07/20/40	68,667	68,602
5.000%, 11/20/49	251,835	247,892
5.500%, 12/15/40	144,120	146,729
Government National Mortgage Association REMICS
2.500%, 12/16/39	82,795	75,655
2.500%, 07/20/41	178,858	156,493
2.500%, 10/20/49	642,358	553,351
3.000%, 09/20/28 (d)	25,602	739
3.000%, 05/20/35 (d)	464,552	24,732
3.000%, 02/16/43 (d)	52,282	7,201
3.000%, 02/20/52	357,552	319,894
3.500%, 02/16/27 (d)	6,695	117
3.500%, 03/20/27 (d)	26,004	718
3.500%, 10/20/29 (d)	224,004	14,288
3.500%, 07/20/40 (d)	20,664	483
3.500%, 02/20/41 (d)	19,052	220
3.500%, 04/20/42 (d)	87,599	3,560
3.500%, 10/20/42 (d)	292,872	43,114
3.500%, 07/20/43 (d)	94,423	14,257
4.000%, 12/16/26 (d)	3,858	7
4.000%, 05/20/29 (d)	68,299	968
4.000%, 05/16/42 (d)	26,568	2,577
4.000%, 09/16/42 (d)	514,780	99,418
4.000%, 01/20/44 (d)	24,714	4,400
4.000%, 11/20/44 (d)	365,574	51,081
4.000%, 03/20/47 (d)	166,238	26,503
4.500%, 08/20/45 (d)	323,512	58,074
4.500%, 05/20/48 (d)	269,463	41,381
5.000%, 02/16/40 (d)	201,907	40,062
5.000%, 10/16/41 (d)	91,709	14,293
5.000%, 12/20/43 (d)	238,506	44,149
5.000%, 01/16/47 (d)	45,676	9,876
See accompanying notes to financial statements.
BHFTII-158

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
U.S. Treasury & Government Agencies—(Continued)
Corporate Bonds & Notes—10.8%
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Government National Mortgage Association REMICS
5.500%, 03/20/39 (d)	118,592	$16,220
5.500%, 02/16/47 (d)	128,592	20,104
5.500%, 02/20/47 (d)	85,337	13,903
6.000%, 09/20/40 (d)	162,942	27,282
6.000%, 02/20/46 (d)	140,739	21,130
Government National Mortgage Association, TBA
2.000%, TBA (f)	4,420,000	3,576,402
2.500%, TBA (f)	655,000	550,533
4.000%, TBA (f)	1,100,000	1,016,426
5.000%, TBA (f)	3,625,000	3,529,503
5.500%, TBA (f)	1,475,000	1,463,347
Uniform Mortgage-Backed Security, TBA
2.000%, TBA (f)	4,916,000	3,844,082
2.500%, TBA (f)	2,451,000	2,001,107
3.500%, TBA (f)	300,000	265,500
4.500%, TBA (f)	9,986,000	9,380,522
5.500%, TBA (f)	16,814,000	16,582,151
6.000%, TBA (f)	9,780,000	9,807,124
7.000%, TBA (f)	3,125,000	3,213,989
		191,014,727
U.S. Treasury — 7.2%
U.S. Treasury Bonds
1.250%, 05/15/50	11,030,000	5,466,744
1.625%, 11/15/50	3,460,000	1,894,350
2.250%, 08/15/46	910,000	606,607
2.375%, 11/15/49	1,385,000	919,618
2.500%, 02/15/45	2,555,000	1,822,533
2.875%, 08/15/45 (g) (h)	19,040,000	14,460,731
2.875%, 11/15/46	1,200,000	900,656
3.000%, 02/15/47	6,040,000	4,629,094
3.000%, 08/15/52	2,540,000	1,910,854
3.125%, 05/15/48	6,365,000	4,949,782
3.375%, 08/15/42	2,385,000	2,014,393
3.625%, 08/15/43	3,785,000	3,288,810
3.625%, 05/15/53	1,650,000	1,404,111
4.125%, 08/15/53	1,595,000	1,485,282
U.S. Treasury Inflation-Indexed Bonds
0.250%, 02/15/50 (i)	5,920,284	3,612,760
0.625%, 02/15/43 (i)	634,074	475,992
0.750%, 02/15/45 (i)	965,229	722,777
1.375%, 02/15/44 (i)	1,479,698	1,267,896
U.S. Treasury Inflation-Indexed Notes
1.375%, 07/15/33 (i)	722,589	682,284
1.750%, 01/15/34 (i)	14,304,097	13,878,419
U.S. Treasury Notes
2.375%, 03/31/29	5,245,000	4,798,151
4.000%, 02/15/34 (b)	11,090,000	10,764,231
4.500%, 11/15/33	3,825,000	3,860,262
		85,816,337
Total U.S. Treasury & Government Agencies (Cost $309,627,254)		276,831,064

Security Description	Principal Amount*	Value

Advertising — 0.1%
Lamar Media Corp.
3.625%, 01/15/31	665,000	$584,881
Aerospace/Defense — 0.1%
BAE Systems PLC
5.125%, 03/26/29 (144A)	275,000	273,775
Boeing Co.
3.600%, 05/01/34	85,000	68,388
3.750%, 02/01/50	30,000	19,631
5.930%, 05/01/60	370,000	330,799
6.298%, 05/01/29 (144A)	130,000	131,828
6.388%, 05/01/31 (144A)	95,000	96,715
L3Harris Technologies, Inc.
5.050%, 06/01/29	275,000	273,067
5.350%, 06/01/34	325,000	322,682
Northrop Grumman Corp.
5.150%, 05/01/40	175,000	167,034
		1,683,919
Agriculture — 0.1%
BAT Capital Corp.
5.834%, 02/20/31	255,000	258,595
Philip Morris International, Inc.
5.125%, 02/15/30	550,000	548,022
5.125%, 02/13/31	190,000	187,984
5.375%, 02/15/33	185,000	183,691
5.625%, 11/17/29	90,000	91,923
5.625%, 09/07/33	295,000	297,547
		1,567,762
Apparel — 0.1%
Hanesbrands, Inc.
4.875%, 05/15/26 (144A)	140,000	136,962
Tapestry, Inc.
7.050%, 11/27/25	90,000	91,496
7.350%, 11/27/28	240,000	249,091
7.700%, 11/27/30	65,000	67,918
William Carter Co.
5.625%, 03/15/27 (144A)	765,000	754,559
		1,300,026
Banks — 2.5%
ABN AMRO Bank NV
6.339%, 1Y H15 + 1.650%, 09/18/27 (144A) (c)	300,000	303,963
Banca Comerciala Romana SA
7.625%, 3M EURIBOR + 4.539%, 05/19/27 (EUR) (c)	200,000	224,403
Banca Transilvania SA
8.875%, 1Y EUR Swap + 5.580%, 04/27/27 (EUR) (c)	305,000	344,278
Bank of America Corp.
1.898%, SOFR + 1.530%, 07/23/31 (c)	350,000	288,292
1.922%, SOFR + 1.370%, 10/24/31 (c)	405,000	331,334
2.572%, SOFR + 1.210%, 10/20/32 (c)	110,000	91,174
2.592%, SOFR + 2.150%, 04/29/31 (b) (c)	620,000	536,062
2.687%, SOFR + 1.320%, 04/22/32 (c)	1,335,000	1,128,237
2.972%, SOFR + 1.330%, 02/04/33 (c)	570,000	482,377
4.376%, SOFR + 1.580%, 04/27/28 (c)	620,000	605,145
See accompanying notes to financial statements.
BHFTII-159

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Banks—(Continued)
Bank of America Corp.
5.468%, SOFR + 1.650%, 01/23/35 (b) (c)	205,000	$204,793
5.933%, SOFR + 1.340%, 09/15/27 (c)	380,000	384,088
Bank of Ireland Group PLC
5.601%, SOFR + 1.620%, 03/20/30 (144A) (c)	685,000	681,487
6.253%, 1Y H15 + 2.650%, 09/16/26 (144A) (c)	925,000	929,489
Bank of Montreal
5.511%, 06/04/31	240,000	242,541
Bank of New York Mellon Corp.
4.975%, SOFR + 1.085%, 03/14/30 (c)	165,000	164,011
5.188%, SOFR + 1.418%, 03/14/35 (c)	215,000	212,221
6.317%, SOFR + 1.598%, 10/25/29 (c)	225,000	235,171
Barclays PLC
5.690%, SOFR + 1.740%, 03/12/30 (c)	535,000	536,434
BNP Paribas SA
5.894%, SOFR + 1.866%, 12/05/34 (144A) (c)	540,000	553,112
BPCE SA
5.936%, SOFR + 1.850%, 05/30/35 (144A) (c)	540,000	537,850
6.508%, 1Y H15 + 2.791%, 01/18/35 (144A) (c)	880,000	880,948
6.714%, SOFR + 2.270%, 10/19/29 (144A) (c)	645,000	668,674
CaixaBank SA
5.673%, SOFR + 1.780%, 03/15/30 (144A) (c)	200,000	199,158
Citigroup, Inc.
5.174%, SOFR + 1.364%, 02/13/30 (b) (c)	190,000	188,893
Citizens Financial Group, Inc.
5.841%, SOFR + 2.010%, 01/23/30 (c)	265,000	264,172
6.645%, SOFR + 2.325%, 04/25/35 (c)	135,000	139,542
Credit Agricole SA
6.251%, SOFR + 2.670%, 01/10/35 (144A) (c)	455,000	457,733
6.316%, SOFR + 1.860%, 10/03/29 (144A) (c)	250,000	256,756
Danske Bank AS
5.705%, 1Y H15 + 1.400%, 03/01/30 (144A) (c)	200,000	200,558
Deutsche Bank AG
2.311%, SOFR + 1.219%, 11/16/27 (c)	285,000	263,131
5.414%, 05/10/29	160,000	159,761
6.819%, SOFR + 2.510%, 11/20/29 (c)	150,000	155,998
Goldman Sachs Group, Inc.
2.383%, SOFR + 1.248%, 07/21/32 (c)	370,000	303,855
2.615%, SOFR + 1.281%, 04/22/32 (c)	810,000	681,014
5.727%, SOFR + 1.265%, 04/25/30 (c)	245,000	249,350
HSBC Holdings PLC
4.583%, 3M TSFR + 1.796%, 06/19/29 (c)	220,000	212,668
5.402%, SOFR + 2.870%, 08/11/33 (c)	570,000	563,932
5.733%, SOFR + 1.520%, 05/17/32 (c)	380,000	380,932
5.887%, SOFR + 1.570%, 08/14/27 (c)	365,000	367,737
JPMorgan Chase & Co.
2.545%, SOFR + 1.180%, 11/08/32 (c)	300,000	249,806
2.580%, 3M TSFR + 1.250%, 04/22/32 (b) (c)	325,000	274,492
3.509%, 3M TSFR + 1.207%, 01/23/29 (c)	305,000	288,427
3.960%, 3M TSFR + 1.507%, 01/29/27 (c)	215,000	210,011
4.005%, 3M TSFR + 1.382%, 04/23/29 (b) (c)	410,000	392,026
4.851%, SOFR + 1.990%, 07/25/28 (c)	40,000	39,590
5.299%, SOFR + 1.450%, 07/24/29 (c)	375,000	376,258
5.336%, SOFR + 1.620%, 01/23/35 (b) (c)	700,000	695,815
5.581%, SOFR + 1.160%, 04/22/30 (c)	245,000	248,881
6.070%, SOFR + 1.330%, 10/22/27 (c)	240,000	244,199
Security Description	Principal Amount*	Value

Banks—(Continued)
JPMorgan Chase & Co.
6.087%, SOFR + 1.570%, 10/23/29 (c)	95,000	$98,156
M&T Bank Corp.
5.053%, SOFR + 1.850%, 01/27/34 (b) (c)	620,000	573,805
7.413%, SOFR + 2.800%, 10/30/29 (c)	570,000	599,737
Manufacturers & Traders Trust Co.
4.700%, 01/27/28	250,000	241,025
mBank SA
0.966%, 3M EURIBOR + 1.250%, 09/21/27 (EUR) (c)	400,000	389,364
Morgan Stanley
1.794%, SOFR + 1.034%, 02/13/32 (c)	655,000	525,668
1.928%, SOFR + 1.020%, 04/28/32 (c)	425,000	341,473
4.431%, 3M TSFR + 1.890%, 01/23/30 (c)	50,000	48,369
5.164%, SOFR + 1.590%, 04/20/29 (c)	60,000	59,805
5.449%, SOFR + 1.630%, 07/20/29 (c)	115,000	115,709
5.656%, SOFR + 1.260%, 04/18/30 (c)	335,000	340,674
6.407%, SOFR + 1.830%, 11/01/29 (c)	665,000	693,836
OTP Bank Nyrt
7.350%, 3M EURIBOR + 4.523%, 03/04/26 (EUR) (c)	390,000	424,023
7.500%, 1Y H15 + 3.711%, 05/25/27 (c)	205,000	210,018
PNC Financial Services Group, Inc.
5.676%, SOFR + 1.902%, 01/22/35 (b) (c)	65,000	65,349
6.037%, SOFR + 2.140%, 10/28/33 (c)	155,000	159,692
Societe Generale SA
6.066%, 1Y H15 + 2.100%, 01/19/35 (144A) (b) (c)	455,000	450,446
6.221%, 1Y H15 + 3.200%, 06/15/33 (144A) (b) (c)	595,000	585,837
Standard Chartered PLC
5.905%, 1Y H15 + 1.450%, 05/14/35 (144A) (c)	290,000	287,445
7.018%, 1Y H15 + 2.200%, 02/08/30 (144A) (c)	275,000	290,399
7.767%, 1Y H15 + 3.450%, 11/16/28 (144A) (c)	215,000	228,797
UBS Group AG
2.095%, 1Y H15 + 1.000%, 02/11/32 (144A) (c)	200,000	160,712
3.091%, SOFR + 1.730%, 05/14/32 (144A) (c)	250,000	213,251
4.751%, 1Y H15 + 1.750%, 05/12/28 (144A) (c)	285,000	279,121
5.428%, 1Y H15 + 1.520%, 02/08/30 (144A) (c)	200,000	199,603
6.442%, SOFR + 3.700%, 08/11/28 (144A) (c)	250,000	256,322
6.537%, SOFR + 3.920%, 08/12/33 (144A) (c)	970,000	1,017,907
Wells Fargo & Co.
2.572%, 3M TSFR + 1.262%, 02/11/31 (b) (c)	215,000	186,076
2.879%, 3M TSFR + 1.432%, 10/30/30 (c)	190,000	168,541
3.000%, 10/23/26	180,000	170,988
3.350%, SOFR + 1.500%, 03/02/33 (c)	435,000	377,234
4.897%, SOFR + 2.100%, 07/25/33 (c)	580,000	557,881
5.389%, SOFR + 2.020%, 04/24/34 (c)	35,000	34,600
5.499%, SOFR + 1.780%, 01/23/35 (c)	240,000	239,158
5.574%, SOFR + 1.740%, 07/25/29 (c)	670,000	676,078
6.303%, SOFR + 1.790%, 10/23/29 (c)	45,000	46,697
6.491%, SOFR + 2.060%, 10/23/34 (c)	145,000	154,578
		30,099,153
Biotechnology — 0.1%
Amgen, Inc.
5.250%, 03/02/30	110,000	110,807
5.250%, 03/02/33	700,000	697,960
Royalty Pharma PLC
2.150%, 09/02/31	540,000	432,840
See accompanying notes to financial statements.
BHFTII-160

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Biotechnology—(Continued)
Royalty Pharma PLC
2.200%, 09/02/30	150,000	$125,013
5.150%, 09/02/29	160,000	158,648
5.400%, 09/02/34	70,000	68,121
		1,593,389
Building Materials — 0.1%
Builders FirstSource, Inc.
5.000%, 03/01/30 (144A) (b)	785,000	742,582
Standard Industries, Inc.
3.375%, 01/15/31 (144A)	125,000	105,317
4.375%, 07/15/30 (144A) (b)	720,000	650,532
Trane Technologies Financing Ltd.
5.100%, 06/13/34	65,000	64,780
		1,563,211
Chemicals — 0.1%
Celanese U.S. Holdings LLC
6.165%, 07/15/27	300,000	304,475
6.330%, 07/15/29	243,000	249,924
6.550%, 11/15/30	245,000	256,023
OCP SA
6.750%, 05/02/34 (144A)	450,000	461,745
		1,272,167
Commercial Services — 0.3%
Ashtead Capital, Inc.
4.375%, 08/15/27 (144A)	1,000,000	962,748
Block, Inc.
6.500%, 05/15/32 (144A)	861,000	872,529
ERAC USA Finance LLC
5.000%, 02/15/29 (144A)	70,000	69,814
Howard University
2.291%, 10/01/26	100,000	92,815
2.701%, 10/01/29	260,000	227,344
2.801%, 10/01/30	100,000	86,324
2.901%, 10/01/31	100,000	85,017
3.476%, 10/01/41	115,000	81,791
Service Corp. International
3.375%, 08/15/30	785,000	683,182
5.125%, 06/01/29 (b)	858,000	833,693
United Rentals North America, Inc.
4.000%, 07/15/30	85,000	76,867
		4,072,124
Computers — 0.1%
Booz Allen Hamilton, Inc.
3.875%, 09/01/28 (144A)	256,000	241,075
Gartner, Inc.
4.500%, 07/01/28 (144A)	386,000	372,015
Insight Enterprises, Inc.
6.625%, 05/15/32 (144A)	884,000	897,670
		1,510,760
Security Description	Principal Amount*	Value

Diversified Financial Services — 0.3%
Brookfield Finance, Inc.
5.675%, 01/15/35	465,000	$460,024
Capital One Financial Corp.
1.878%, SOFR + 0.855%, 11/02/27 (c)	230,000	210,886
3.273%, SOFR + 1.790%, 03/01/30 (c)	210,000	189,556
5.247%, SOFR + 2.600%, 07/26/30 (c)	165,000	162,099
6.312%, SOFR + 2.640%, 06/08/29 (c)	125,000	127,898
7.624%, SOFR + 3.070%, 10/30/31 (c)	240,000	264,209
Discover Financial Services
7.964%, SOFR + 3.370%, 11/02/34 (c)	180,000	202,481
Intercontinental Exchange, Inc.
3.625%, 09/01/28 (144A)	1,053,000	991,786
Nomura Holdings, Inc.
5.783%, 07/03/34	410,000	408,467
		3,017,406
Electric — 1.4%
Alabama Power Co.
3.450%, 10/01/49	245,000	174,680
4.150%, 08/15/44	225,000	185,508
Ameren Corp.
5.000%, 01/15/29 (b)	695,000	688,020
American Electric Power Co., Inc.
6.950%, 5Y H15 + 2.675%, 12/15/54 (c)	355,000	353,151
Arizona Public Service Co.
5.550%, 08/01/33	120,000	118,969
6.350%, 12/15/32	90,000	94,463
Baltimore Gas & Electric Co.
5.650%, 06/01/54	215,000	212,408
Cleco Corporate Holdings LLC
3.375%, 09/15/29	275,000	240,784
Consolidated Edison Co. of New York, Inc.
3.200%, 12/01/51	250,000	164,790
5.375%, 05/15/34 (b)	150,000	150,746
Dominion Energy, Inc.
3.375%, 04/01/30 (b)	268,000	242,083
5.375%, 11/15/32	337,000	334,074
6.300%, 03/15/33	15,000	15,553
Duke Energy Carolinas LLC
4.250%, 12/15/41	205,000	171,327
Duke Energy Corp.
2.550%, 06/15/31 (b)	590,000	493,951
4.500%, 08/15/32	285,000	266,489
5.000%, 08/15/52	85,000	73,842
5.450%, 06/15/34	290,000	286,638
5.800%, 06/15/54	80,000	77,712
Duke Energy Indiana LLC
2.750%, 04/01/50	145,000	87,723
Duke Energy Ohio, Inc.
5.550%, 03/15/54	135,000	130,030
Duke Energy Progress LLC
4.000%, 04/01/52	130,000	98,722
4.375%, 03/30/44	320,000	265,855
Edison International
4.125%, 03/15/28	85,000	81,191
5.250%, 11/15/28	175,000	173,467
See accompanying notes to financial statements.
BHFTII-161

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Electric—(Continued)
Edison International
6.950%, 11/15/29	700,000	$744,229
Emera, Inc.
6.750%, 06/15/76	190,000	188,564
Evergy Metro, Inc.
2.250%, 06/01/30	10,000	8,506
Evergy, Inc.
2.450%, 09/15/24	85,000	84,401
2.900%, 09/15/29	220,000	196,498
Eversource Energy
5.125%, 05/15/33	560,000	537,572
5.500%, 01/01/34	180,000	176,596
5.950%, 02/01/29	95,000	97,081
Georgia Power Co.
4.300%, 03/15/42	140,000	118,773
4.700%, 05/15/32	15,000	14,496
4.950%, 05/17/33	25,000	24,375
5.250%, 03/15/34 (b)	140,000	139,558
Investment Energy Resources Ltd.
6.250%, 04/26/29 (144A)	200,000	188,310
Monongahela Power Co.
5.850%, 02/15/34 (144A)	120,000	122,146
National Grid PLC
5.602%, 06/12/28	25,000	25,243
National Rural Utilities Cooperative Finance Corp.
5.800%, 01/15/33	115,000	118,182
NextEra Energy Capital Holdings, Inc.
1.875%, 01/15/27	245,000	225,704
2.250%, 06/01/30 (b)	340,000	289,875
Niagara Mohawk Power Corp.
5.290%, 01/17/34 (144A)	400,000	388,695
NSTAR Electric Co.
5.400%, 06/01/34	240,000	240,215
Oglethorpe Power Corp.
4.500%, 04/01/47	130,000	105,755
5.050%, 10/01/48	35,000	30,772
5.800%, 06/01/54 (144A)	35,000	34,244
Ohio Edison Co.
5.500%, 01/15/33 (144A)	185,000	183,890
Oncor Electric Delivery Co. LLC
5.650%, 11/15/33	250,000	256,446
Pacific Gas & Electric Co.
2.500%, 02/01/31	635,000	523,442
4.400%, 03/01/32 (b)	70,000	64,017
4.550%, 07/01/30	290,000	274,818
5.250%, 03/01/52	128,000	109,732
5.450%, 06/15/27	52,000	52,026
5.900%, 06/15/32	130,000	130,096
6.100%, 01/15/29	415,000	424,739
6.150%, 01/15/33	410,000	416,509
6.400%, 06/15/33	490,000	506,072
Public Service Electric & Gas Co.
5.450%, 03/01/54	185,000	182,413
Public Service Enterprise Group, Inc.
5.200%, 04/01/29	115,000	114,673
5.450%, 04/01/34	70,000	69,382
Security Description	Principal Amount*	Value

Electric—(Continued)
Public Service Enterprise Group, Inc.
6.125%, 10/15/33	290,000	$301,303
Puget Energy, Inc.
2.379%, 06/15/28	270,000	240,981
3.650%, 05/15/25	270,000	264,687
4.100%, 06/15/30	258,000	237,367
4.224%, 03/15/32	42,000	37,646
Sempra
5.400%, 08/01/26	270,000	269,756
Southern California Edison Co.
2.250%, 06/01/30	150,000	127,194
5.150%, 06/01/29	180,000	179,831
5.200%, 06/01/34	405,000	395,461
5.450%, 06/01/31	80,000	80,572
5.750%, 04/15/54	165,000	161,479
5.875%, 12/01/53	140,000	139,658
5.950%, 11/01/32	100,000	103,338
Southern Co.
5.200%, 06/15/33 (b)	375,000	368,162
Southwestern Electric Power Co.
5.300%, 04/01/33	205,000	198,620
Virginia Electric & Power Co.
2.450%, 12/15/50	91,000	50,983
5.000%, 04/01/33	285,000	277,432
5.000%, 01/15/34	415,000	403,370
5.350%, 01/15/54	105,000	99,068
Wisconsin Power & Light Co.
5.375%, 03/30/34 (b)	160,000	158,944
Xcel Energy, Inc.
4.600%, 06/01/32	185,000	172,985
		16,859,058
Energy-Alternate Sources — 0.1%
Energo-Pro AS
8.500%, 02/04/27 (144A)	645,000	642,149
Greenko Power II Ltd.
4.300%, 12/13/28	338,325	308,183
		950,332
Engineering & Construction — 0.2%
GTP Acquisition Partners I LLC
3.482%, 06/15/50 (144A)	1,355,000	1,326,687
IHS Holding Ltd.
6.250%, 11/29/28 (144A)	390,000	348,403
International Airport Finance SA
12.000%, 03/15/33 (144A)	895,227	949,478
		2,624,568
Entertainment — 0.2%
Warnermedia Holdings, Inc.
4.054%, 03/15/29	220,000	203,169
4.279%, 03/15/32	265,000	231,299
5.050%, 03/15/42	120,000	97,609
5.141%, 03/15/52 (b)	95,000	73,968
WMG Acquisition Corp.
3.000%, 02/15/31 (144A) (b)	160,000	137,934
See accompanying notes to financial statements.
BHFTII-162

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Entertainment—(Continued)
WMG Acquisition Corp.
3.750%, 12/01/29 (144A) (b)	285,000	$258,160
3.875%, 07/15/30 (144A)	855,000	763,186
		1,765,325
Environmental Control — 0.1%
Clean Harbors, Inc.
4.875%, 07/15/27 (144A)	1,195,000	1,156,686
Republic Services, Inc.
1.450%, 02/15/31	55,000	43,609
5.200%, 11/15/34	170,000	168,762
Veralto Corp.
5.350%, 09/18/28 (144A)	285,000	286,192
		1,655,249
Food — 0.1%
Cencosud SA
5.950%, 05/28/31 (144A)	200,000	200,846
Conagra Brands, Inc.
1.375%, 11/01/27	255,000	224,625
Minerva Luxembourg SA
4.375%, 03/18/31	535,000	441,335
NBM U.S. Holdings, Inc.
7.000%, 05/14/26 (144A)	435,000	435,281
Tyson Foods, Inc.
5.400%, 03/15/29	45,000	45,059
5.700%, 03/15/34	160,000	159,382
		1,506,528
Gas — 0.2%
Brooklyn Union Gas Co.
6.388%, 09/15/33 (144A)	365,000	372,859
East Ohio Gas Co.
3.000%, 06/15/50 (144A)	30,000	18,422
KeySpan Gas East Corp.
5.994%, 03/06/33 (144A)	95,000	95,641
NiSource, Inc.
3.490%, 05/15/27	95,000	90,635
5.350%, 04/01/34	280,000	274,619
5.400%, 06/30/33	290,000	287,036
Southern California Gas Co.
5.200%, 06/01/33	250,000	246,832
5.600%, 04/01/54	595,000	584,043
Southern Co. Gas Capital Corp.
5.750%, 09/15/33	70,000	71,731
		2,041,818
Hand/Machine Tools — 0.1%
Regal Rexnord Corp.
6.050%, 04/15/28	690,000	698,289
6.300%, 02/15/30	90,000	92,011
		790,300
Security Description	Principal Amount*	Value

Healthcare-Products — 0.2%
Alcon Finance Corp.
2.600%, 05/27/30 (144A)	275,000	$239,574
2.750%, 09/23/26 (144A)	200,000	189,196
3.000%, 09/23/29 (144A)	265,000	239,840
Avantor Funding, Inc.
4.625%, 07/15/28 (144A)	780,000	742,247
Hologic, Inc.
4.625%, 02/01/28 (144A)	658,000	629,545
Smith & Nephew PLC
5.400%, 03/20/34	140,000	137,833
Solventum Corp.
5.400%, 03/01/29 (144A)	395,000	393,795
5.450%, 03/13/31 (144A)	95,000	93,807
		2,665,837
Healthcare-Services — 0.3%
Centene Corp.
2.450%, 07/15/28 (b)	110,000	97,661
3.375%, 02/15/30	20,000	17,752
4.250%, 12/15/27 (b)	110,000	105,026
4.625%, 12/15/29	1,185,000	1,120,803
CommonSpirit Health
3.347%, 10/01/29 (b)	105,000	96,380
Elevance Health, Inc.
5.375%, 06/15/34	370,000	371,758
HCA, Inc.
3.375%, 03/15/29	445,000	409,046
5.450%, 04/01/31	45,000	44,968
5.600%, 04/01/34	240,000	238,553
Humana, Inc.
5.375%, 04/15/31	150,000	149,203
Icon Investments Six DAC
5.809%, 05/08/27	200,000	202,003
Kaiser Foundation Hospitals
2.810%, 06/01/41	110,000	79,531
3.002%, 06/01/51	205,000	136,633
UnitedHealth Group, Inc.
2.750%, 05/15/40	315,000	226,327
3.500%, 08/15/39	60,000	48,477
4.950%, 05/15/62	60,000	53,387
5.375%, 04/15/54 (b)	375,000	364,291
6.050%, 02/15/63	65,000	68,400
		3,830,199
Home Builders — 0.1%
Taylor Morrison Communities, Inc.
5.125%, 08/01/30 (144A)	368,000	352,394
5.750%, 01/15/28 (144A)	623,000	617,502
Toll Brothers Finance Corp.
4.875%, 11/15/25	130,000	128,527
		1,098,423
Insurance — 0.3%
Aon Corp./Aon Global Holdings PLC
5.350%, 02/28/33	150,000	148,990
See accompanying notes to financial statements.
BHFTII-163

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Insurance—(Continued)
Aon North America, Inc.
5.450%, 03/01/34	425,000	$423,133
Athene Global Funding
2.500%, 03/24/28 (144A)	55,000	49,341
2.646%, 10/04/31 (144A)	510,000	419,084
2.717%, 01/07/29 (144A)	300,000	266,119
Athene Holding Ltd.
5.875%, 01/15/34	250,000	247,370
Corebridge Financial, Inc.
3.850%, 04/05/29	160,000	149,958
5.750%, 01/15/34	370,000	372,455
Corebridge Global Funding
5.200%, 06/24/29 (144A)	340,000	338,706
Equitable Financial Life Global Funding
1.800%, 03/08/28 (144A)	395,000	349,700
Equitable Holdings, Inc.
4.350%, 04/20/28	190,000	183,665
Marsh & McLennan Cos., Inc.
4.750%, 03/15/39	245,000	227,615
Protective Life Global Funding
5.215%, 06/12/29 (144A)	215,000	214,475
Reinsurance Group of America, Inc.
5.750%, 09/15/34	225,000	224,183
		3,614,794
Internet — 0.2%
Gen Digital, Inc.
5.000%, 04/15/25 (144A)	615,000	610,755
6.750%, 09/30/27 (144A)	540,000	546,851
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
3.500%, 03/01/29 (144A) (b)	170,000	153,520
5.250%, 12/01/27 (144A) (b)	983,000	962,487
		2,273,613
Investment Companies — 0.0%
New Mountain Finance Corp.
6.875%, 02/01/29	130,000	126,918
Lodging — 0.0%
Las Vegas Sands Corp.
6.200%, 08/15/34	80,000	80,156
Machinery-Diversified — 0.1%
AGCO Corp.
5.450%, 03/21/27	55,000	55,131
5.800%, 03/21/34	75,000	74,707
Ingersoll Rand, Inc.
5.700%, 08/14/33	110,000	112,454
Otis Worldwide Corp.
2.565%, 02/15/30	300,000	263,305
Westinghouse Air Brake Technologies Corp.
5.611%, 03/11/34	65,000	65,357
		570,954
Security Description	Principal Amount*	Value

Media — 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.250%, 01/15/29	165,000	$141,023
2.800%, 04/01/31 (b)	125,000	102,165
3.850%, 04/01/61	130,000	75,909
6.484%, 10/23/45	945,000	863,144
6.550%, 06/01/34	645,000	645,214
6.834%, 10/23/55	90,000	85,093
Comcast Corp.
2.887%, 11/01/51	240,000	149,734
2.937%, 11/01/56	54,000	32,574
2.987%, 11/01/63	157,000	92,139
3.750%, 04/01/40	220,000	178,963
5.650%, 06/01/54	125,000	124,787
Cox Communications, Inc.
2.600%, 06/15/31 (144A)	270,000	223,012
Paramount Global
4.375%, 03/15/43	150,000	99,444
4.950%, 01/15/31	140,000	123,171
5.250%, 04/01/44	250,000	182,073
5.850%, 09/01/43	40,000	31,456
Sirius XM Radio, Inc.
4.000%, 07/15/28 (144A)	380,000	343,274
4.125%, 07/01/30 (144A) (b)	875,000	747,352
Time Warner Cable LLC
4.500%, 09/15/42	200,000	146,380
		4,386,907
Mining — 0.2%
Anglo American Capital PLC
5.750%, 04/05/34 (144A)	225,000	224,535
Glencore Funding LLC
5.371%, 04/04/29 (144A)	380,000	378,235
5.634%, 04/04/34 (144A)	510,000	502,170
6.375%, 10/06/30 (144A)	440,000	458,616
Rio Tinto Alcan, Inc.
6.125%, 12/15/33	250,000	264,946
		1,828,502
Oil & Gas — 0.7%
Aker BP ASA
2.000%, 07/15/26 (144A)	200,000	186,074
6.000%, 06/13/33 (144A)	490,000	495,038
BP Capital Markets America, Inc.
2.939%, 06/04/51	60,000	38,090
4.812%, 02/13/33	435,000	421,711
4.893%, 09/11/33 (b)	175,000	170,171
4.989%, 04/10/34	350,000	342,405
5.227%, 11/17/34	175,000	173,691
Cenovus Energy, Inc.
2.650%, 01/15/32	50,000	41,354
ConocoPhillips Co.
3.800%, 03/15/52	109,000	81,361
4.025%, 03/15/62	30,000	22,514
5.050%, 09/15/33	85,000	84,252
5.300%, 05/15/53	145,000	137,629
See accompanying notes to financial statements.
BHFTII-164

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
ConocoPhillips Co.
5.550%, 03/15/54	125,000	$123,009
5.700%, 09/15/63	265,000	263,298
Diamondback Energy, Inc.
5.400%, 04/18/34	65,000	64,353
5.900%, 04/18/64	40,000	38,612
6.250%, 03/15/33	155,000	162,115
Ecopetrol SA
4.625%, 11/02/31	590,000	482,868
8.375%, 01/19/36	900,000	884,022
8.625%, 01/19/29	435,000	457,866
Energean Israel Finance Ltd.
5.875%, 03/30/31	155,000	131,347
8.500%, 09/30/33	295,000	278,775
Eni SpA
5.500%, 05/15/34 (144A)	480,000	475,584
Equinor ASA
3.625%, 04/06/40	170,000	137,655
3.700%, 04/06/50 (b)	25,000	18,987
Hess Corp.
7.125%, 03/15/33	345,000	387,246
7.300%, 08/15/31	210,000	234,087
Leviathan Bond Ltd.
6.500%, 06/30/27	480,000	448,718
Ovintiv, Inc.
6.625%, 08/15/37	190,000	197,796
Patterson-UTI Energy, Inc.
5.150%, 11/15/29	60,000	58,314
7.150%, 10/01/33	145,000	153,586
Phillips 66 Co.
5.300%, 06/30/33	360,000	355,730
Shell International Finance BV
2.875%, 11/26/41	120,000	85,519
3.000%, 11/26/51	155,000	101,481
3.250%, 04/06/50	125,000	86,779
TotalEnergies Capital SA
5.638%, 04/05/64 (b)	290,000	287,156
Viper Energy, Inc.
5.375%, 11/01/27 (144A)	535,000	524,930
		8,634,123
Oil & Gas Services — 0.0%
Schlumberger Holdings Corp.
5.000%, 11/15/29 (144A)	80,000	79,400
Packaging & Containers — 0.1%
Ball Corp.
6.000%, 06/15/29 (b)	1,550,000	1,558,327
Pharmaceuticals — 0.1%
AbbVie, Inc.
4.950%, 03/15/31	145,000	144,623
5.400%, 03/15/54	65,000	64,273
Bristol-Myers Squibb Co.
5.550%, 02/22/54	170,000	167,600
Security Description	Principal Amount*	Value

Pharmaceuticals—(Continued)
Cigna Group
5.000%, 05/15/29 (b)	425,000	$423,254
CVS Health Corp.
2.700%, 08/21/40	230,000	152,815
4.125%, 04/01/40	155,000	125,218
5.050%, 03/25/48	180,000	155,089
		1,232,872
Pipelines — 0.5%
Cheniere Energy Partners LP
4.500%, 10/01/29 (b)	155,000	147,660
Columbia Pipelines Holding Co. LLC
5.681%, 01/15/34 (144A)	280,000	275,493
6.042%, 08/15/28 (144A)	350,000	357,950
Columbia Pipelines Operating Co. LLC
5.927%, 08/15/30 (144A)	225,000	229,828
6.036%, 11/15/33 (144A)	105,000	107,301
6.544%, 11/15/53 (144A) (b)	160,000	168,590
EIG Pearl Holdings SARL
3.545%, 08/31/36 (144A)	380,000	326,390
Enbridge, Inc.
2.500%, 08/01/33	95,000	75,392
5.300%, 04/05/29 (b)	195,000	195,314
5.625%, 04/05/34 (b)	375,000	374,383
5.700%, 03/08/33	625,000	629,915
Energy Transfer LP
5.250%, 07/01/29	175,000	173,911
6.400%, 12/01/30	355,000	373,289
EQM Midstream Partners LP
6.500%, 07/01/27 (144A)	30,000	30,322
Galaxy Pipeline Assets Bidco Ltd.
2.625%, 03/31/36 (144A)	360,000	292,501
Greensaif Pipelines Bidco SARL
6.129%, 02/23/38 (144A)	305,000	309,976
6.510%, 02/23/42 (144A)	365,000	379,560
Hess Midstream Operations LP
4.250%, 02/15/30 (144A) (b)	75,000	68,843
6.500%, 06/01/29 (144A)	505,000	511,950
MPLX LP
5.500%, 06/01/34	390,000	384,074
ONEOK, Inc.
3.100%, 03/15/30	30,000	26,820
6.100%, 11/15/32 (b)	200,000	206,706
Targa Resources Corp.
6.125%, 03/15/33	10,000	10,270
6.150%, 03/01/29	140,000	144,510
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.000%, 01/15/32	105,000	94,598
4.875%, 02/01/31	65,000	62,027
		5,957,573
Real Estate Investment Trusts — 0.2%
American Tower Corp.
2.700%, 04/15/31	80,000	67,658
3.800%, 08/15/29	275,000	255,609
See accompanying notes to financial statements.
BHFTII-165

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Real Estate Investment Trusts—(Continued)
Brandywine Operating Partnership LP
8.875%, 04/12/29	135,000	$140,620
Crown Castle, Inc.
3.800%, 02/15/28	20,000	18,948
4.800%, 09/01/28	535,000	523,700
5.000%, 01/11/28	210,000	207,426
5.600%, 06/01/29	85,000	85,726
GLP Capital LP/GLP Financing II, Inc.
4.000%, 01/15/31	110,000	98,620
5.750%, 06/01/28	100,000	100,055
NNN REIT, Inc.
5.500%, 06/15/34	40,000	39,625
Piedmont Operating Partnership LP
6.875%, 07/15/29	275,000	271,697
SBA Tower Trust
2.836%, 01/15/50 (144A)	545,000	535,428
VICI Properties LP
4.950%, 02/15/30	351,000	338,624
VICI Properties LP/VICI Note Co., Inc.
4.625%, 12/01/29 (144A) (b)	115,000	108,833
		2,792,569
Retail — 0.2%
AutoZone, Inc.
4.750%, 08/01/32	190,000	182,408
4.750%, 02/01/33	60,000	57,291
5.400%, 07/15/34	140,000	138,454
6.550%, 11/01/33	170,000	182,517
FirstCash, Inc.
4.625%, 09/01/28 (144A)	758,000	712,278
5.625%, 01/01/30 (144A)	585,000	554,055
Home Depot, Inc.
5.300%, 06/25/54	55,000	53,700
O'Reilly Automotive, Inc.
4.700%, 06/15/32	185,000	178,550
		2,059,253
Semiconductors — 0.1%
Foundry JV Holdco LLC
6.150%, 01/25/32 (144A)	440,000	448,520
Intel Corp.
3.100%, 02/15/60	95,000	57,474
5.150%, 02/21/34	210,000	207,379
5.700%, 02/10/53 (b)	100,000	98,287
5.900%, 02/10/63	110,000	109,768
Marvell Technology, Inc.
2.450%, 04/15/28	215,000	194,036
Qorvo, Inc.
3.375%, 04/01/31 (144A)	260,000	222,869
		1,338,333
Software — 0.4%
Constellation Software, Inc.
5.461%, 02/16/34 (144A)	165,000	165,020
Fair Isaac Corp.
4.000%, 06/15/28 (144A)	853,000	797,897
Security Description	Principal Amount*	Value

Software—(Continued)
MSCI, Inc.
3.625%, 11/01/31 (144A)	355,000	$311,480
Open Text Corp.
3.875%, 12/01/29 (144A) (b)	1,260,000	1,128,420
6.900%, 12/01/27 (144A)	265,000	275,031
Open Text Holdings, Inc.
4.125%, 12/01/31 (144A) (b)	130,000	114,264
Oracle Corp.
2.950%, 04/01/30	100,000	88,935
3.850%, 04/01/60	830,000	570,391
4.000%, 07/15/46	5,000	3,813
4.100%, 03/25/61	130,000	93,111
4.125%, 05/15/45	15,000	11,745
6.150%, 11/09/29	225,000	235,329
SS&C Technologies, Inc.
5.500%, 09/30/27 (144A)	1,140,000	1,122,565
		4,918,001
Telecommunications — 0.2%
AT&T, Inc.
3.550%, 09/15/55	139,000	93,713
3.650%, 09/15/59	31,000	20,789
3.800%, 12/01/57	251,000	175,358
Cisco Systems, Inc.
4.950%, 02/26/31	225,000	224,810
5.350%, 02/26/64	150,000	145,986
Network i2i Ltd.
5.650%, 5Y H15 + 4.274%, 01/15/25 (c)	600,000	593,757
T-Mobile USA, Inc.
2.050%, 02/15/28	210,000	188,623
3.875%, 04/15/30	140,000	130,876
5.050%, 07/15/33	205,000	200,553
5.750%, 01/15/34	205,000	210,748
		1,985,213
Trucking & Leasing — 0.2%
DAE Funding LLC
1.550%, 08/01/24 (144A)	885,000	881,393
Penske Truck Leasing Co. LP/PTL Finance Corp.
2.700%, 11/01/24 (144A)	320,000	316,403
4.000%, 07/15/25 (144A)	365,000	358,694
5.350%, 03/30/29 (144A)	80,000	79,960
6.050%, 08/01/28 (144A)	105,000	107,539
		1,743,989
Total Corporate Bonds & Notes (Cost $133,563,532)		129,233,932

Mortgage-Backed Securities—3.6%
Collateralized Mortgage Obligations — 2.1%
Adjustable Rate Mortgage Trust
5.960%, 1M TSFR + 0.614%, 01/25/36 (c)	63,256	57,260
6.000%, 1M TSFR + 0.654%, 11/25/35 (c)	8,015	7,950
Angel Oak Mortgage Trust
0.951%, 07/25/66 (144A) (c)	577,885	485,903
See accompanying notes to financial statements.
BHFTII-166

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Angel Oak Mortgage Trust
0.985%, 04/25/66 (144A) (c)	249,983	$207,552
0.990%, 04/25/53 (144A) (c)	160,038	147,526
1.068%, 05/25/66 (144A) (c)	460,975	384,084
1.820%, 11/25/66 (144A) (c)	426,065	366,508
Arroyo Mortgage Trust
3.347%, 04/25/49 (144A) (c)	261,706	248,576
Bear Stearns ALT-A Trust
5.940%, 1M TSFR + 0.594%, 02/25/36 (c)	196,491	170,181
Bear Stearns ARM Trust
4.542%, 07/25/36 (c)	118,113	98,099
Bear Stearns Mortgage Funding Trust
5.820%, 1M TSFR + 0.474%, 10/25/36 (c)	65,874	58,181
5.860%, 1M TSFR + 0.514%, 02/25/37 (c)	274,622	249,341
BINOM Securitization Trust
2.034%, 06/25/56 (144A) (c)	282,443	244,696
BRAVO Residential Funding Trust
0.941%, 02/25/49 (144A) (c)	148,989	132,229
0.970%, 03/25/60 (144A) (c)	116,036	108,411
CHL Mortgage Pass-Through Trust
4.425%, 09/25/47 (c)	164,309	140,764
5.663%, 06/20/35 (c)	4,118	3,774
5.860%, 1M TSFR + 0.514%, 04/25/46 (c)	158,513	129,874
6.140%, 1M TSFR + 0.794%, 02/25/35 (c)	59,762	49,603
COLT Mortgage Loan Trust
0.910%, 06/25/66 (144A) (c)	397,448	330,022
0.956%, 09/27/66 (144A) (c)	737,507	590,706
4.301%, 03/25/67 (144A) (c)	160,502	155,548
Countrywide Alternative Loan Trust
5.500%, 11/25/35	318,563	173,732
5.500%, 1M TSFR + 0.914%, 12/25/35 (c)	61,950	51,706
5.500%, 1M TSFR + 0.564%, 03/01/38 (c)	117,161	85,477
6.000%, 1M TSFR + 0.654%, 01/25/36 (c)	57,382	49,767
6.503%, 12M MTA + 1.350%, 08/25/35 (c)	137,328	110,237
CSMC Trust
0.938%, 05/25/66 (144A) (c)	355,793	286,283
1.179%, 02/25/66 (144A) (c)	502,219	433,613
1.841%, 10/25/66 (144A) (c)	464,345	402,522
2.265%, 11/25/66 (144A) (c)	1,127,132	989,056
3.250%, 04/25/47 (144A) (c)	258,473	228,565
4.052%, 12/27/60 (144A) (c)	258,946	253,903
Deephaven Residential Mortgage Trust
0.899%, 04/25/66 (144A) (c)	161,302	139,001
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
5.760%, 1M TSFR + 0.414%, 12/25/36 (c)	124,500	111,642
Ellington Financial Mortgage Trust
0.931%, 06/25/66 (144A) (c)	169,914	138,582
2.206%, 01/25/67 (144A) (c)	517,316	439,257
GCAT Trust
1.036%, 05/25/66 (144A) (c)	338,406	281,886
1.091%, 05/25/66 (144A) (c)	455,819	375,726
1.262%, 07/25/66 (144A) (c)	901,812	730,184
1.915%, 08/25/66 (144A) (c)	312,762	282,367
GreenPoint Mortgage Funding Trust
6.553%, 12M MTA + 1.400%, 10/25/45 (c)	129,785	96,352
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
GSR Mortgage Loan Trust
4.619%, 01/25/36 (c)	133,446	$118,625
5.760%, 1M TSFR + 0.414%, 01/25/37 (c)	414,890	94,661
6.000%, 07/25/37	128,829	81,839
Imperial Fund Mortgage Trust
3.638%, 03/25/67 (144A) (j)	1,098,839	1,009,235
IndyMac INDX Mortgage Loan Trust
3.679%, 10/25/35 (c)	7,958	7,328
JP Morgan Mortgage Trust
4.522%, 05/25/36 (c)	9,980	7,908
Legacy Mortgage Asset Trust
1.650%, 11/25/60 (144A) (j)	168,389	164,052
4.750%, 04/25/61 (144A) (j)	251,902	247,253
4.750%, 07/25/61 (144A) (j)	334,449	325,453
MASTR Adjustable Rate Mortgages Trust
4.187%, 09/25/33 (c)	43,374	40,171
5.994%, 11/21/34 (c)	28,350	26,278
MetLife Securitization Trust
3.750%, 03/25/57 (144A) (c)	265,995	250,197
MFA Trust
1.029%, 11/25/64 (144A) (c)	252,330	217,202
1.153%, 04/25/65 (144A) (c)	170,744	156,725
Morgan Stanley Mortgage Loan Trust
4.742%, 05/25/36 (c)	110,644	45,388
New Residential Mortgage Loan Trust
0.941%, 10/25/58 (144A) (c)	138,444	126,844
2.492%, 09/25/59 (144A) (c)	69,540	64,624
3.500%, 08/25/59 (144A) (c)	246,185	226,735
3.750%, 11/26/35 (144A) (c)	235,448	219,513
3.842%, 09/25/57 (144A) (c)	349,268	322,198
4.000%, 03/25/57 (144A) (c)	452,112	425,270
4.000%, 05/25/57 (144A) (c)	251,897	236,580
6.210%, 1M TSFR + 0.864%, 01/25/48 (144A) (c)	276,965	269,714
NMLT Trust
1.185%, 05/25/56 (144A) (c)	721,254	602,437
OBX Trust
1.054%, 07/25/61 (144A) (c)	447,759	350,024
1.072%, 02/25/66 (144A) (c)	452,436	388,545
2.305%, 11/25/61 (144A) (c)	902,630	782,605
PRPM LLC
1.793%, 07/25/26 (144A) (j)	361,552	354,862
2.363%, 10/25/26 (144A) (j)	770,286	758,082
2.487%, 10/25/26 (144A) (j)	343,746	340,154
4.793%, 06/25/26 (144A) (j)	450,185	446,588
4.867%, 04/25/26 (144A) (j)	698,429	694,237
5.363%, 11/25/25 (144A) (j)	106,812	106,570
Residential Accredit Loans, Inc. Trust
6.000%, 12/25/35	101,485	84,706
6.060%, 1M TSFR + 0.714%, 04/25/36 (c)	416,140	344,274
RFMSI Trust
4.326%, 08/25/35 (c)	42,241	17,454
STAR Trust
1.219%, 05/25/65 (144A) (c)	338,961	301,779
Starwood Mortgage Residential Trust
0.943%, 05/25/65 (144A) (c)	118,827	108,202
1.920%, 11/25/66 (144A) (c)	704,373	599,911
See accompanying notes to financial statements.
BHFTII-167

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Structured Adjustable Rate Mortgage Loan Trust
5.760%, 1M TSFR + 0.414%, 09/25/34 (c)	30,306	$26,415
Towd Point Mortgage Trust
2.918%, 11/30/60 (144A) (c)	1,161,135	984,763
Verus Securitization Trust
0.918%, 02/25/64 (144A) (c)	207,416	184,070
0.938%, 07/25/66 (144A) (c)	306,195	247,842
1.031%, 02/25/66 (144A) (c)	175,796	153,377
1.046%, 06/25/66 (144A) (c)	1,352,140	1,134,046
1.824%, 11/25/66 (144A) (c)	483,655	423,767
1.829%, 10/25/66 (144A) (j)	1,135,261	992,731
4.130%, 02/25/67 (144A) (j)	161,216	150,182
WaMu Mortgage Pass-Through Certificates Trust
4.239%, 06/25/37 (c)	59,258	49,432
6.033%, 12M MTA + 0.880%, 10/25/46 (c)	111,412	90,624
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
6.000%, 1M TSFR + 0.714%, 07/25/36 (c)	48,539	33,362
Wells Fargo Mortgage-Backed Securities Trust
6.240%, 10/25/36 (c)	38,271	34,533
6.477%, 09/25/36 (c)	32,808	30,629
		25,526,642
Commercial Mortgage-Backed Securities — 1.5%
280 Park Avenue Mortgage Trust
7.746%, 1M TSFR + 2.419%, 09/15/34 (144A) (c)	460,000	418,517
Bank
0.705%, 11/15/62 (c) (d)	4,519,773	120,144
0.751%, 11/15/62 (c) (d)	2,227,074	66,104
0.801%, 12/15/52 (c) (d)	3,609,660	109,579
0.845%, 11/15/50 (c) (d)	6,726,888	133,235
0.896%, 11/15/54 (c) (d)	771,926	15,917
0.933%, 09/15/62 (c) (d)	4,001,054	135,441
1.028%, 05/15/62 (c) (d)	2,847,632	98,093
1.204%, 02/15/56 (c) (d)	1,362,343	82,676
1.875%, 03/15/63 (c) (d)	4,863,590	408,826
3.688%, 02/15/61	1,700,000	1,604,140
Bank5
1.258%, 12/15/56 (c) (d)	880,923	33,414
BBCMS Mortgage Trust
1.098%, 04/15/53 (c) (d)	1,280,000	64,804
1.609%, 02/15/50 (c) (d)	4,638,372	137,203
1.865%, 02/15/57 (c) (d)	2,037,809	216,659
3.662%, 04/15/55 (c)	230,000	204,982
5.131%, 12/15/51 (c)	475,000	418,827
5.829%, 05/15/57	720,000	749,465
Benchmark Mortgage Trust
0.605%, 07/15/51 (c) (d)	3,929,571	54,365
0.657%, 01/15/51 (c) (d)	1,688,465	24,492
1.160%, 08/15/52 (c) (d)	1,955,746	61,592
1.385%, 03/15/62 (c) (d)	5,089,352	243,471
1.623%, 01/15/54 (c) (d)	2,349,113	174,080
1.908%, 07/15/53 (c) (d)	1,278,045	75,154
3.882%, 02/15/51 (c)	795,000	744,896
4.016%, 03/15/52	630,000	585,753
Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
BPR Trust
8.561%, 1M TSFR + 3.232%, 08/15/39 (144A) (c)	575,000	$575,507
BX Trust
7.780%, 1M TSFR + 2.451%, 08/15/39 (144A) (c)	470,814	470,078
8.368%, 1M TSFR + 3.039%, 03/15/41 (144A) (c)	86,000	85,892
CAMB Commercial Mortgage Trust
8.176%, 1M TSFR + 2.847%, 12/15/37 (144A) (c)	665,000	661,307
Citigroup Commercial Mortgage Trust
0.818%, 07/10/47 (c) (d)	1,163,584	62
1.147%, 04/10/48 (c) (d)	3,622,181	16,080
COMM Mortgage Trust
1.289%, 10/15/45 (c) (d)	68,890	6
2.819%, 01/10/39 (144A)	205,000	185,844
2.853%, 10/15/45	5,934	5,441
4.084%, 01/10/39 (144A) (c)	210,000	184,122
Credit Suisse First Boston Mortgage Securities Corp.
4.877%, 04/15/37	281	279
CSAIL Commercial Mortgage Trust
0.842%, 06/15/57 (c) (d)	10,441,539	23,520
1.035%, 11/15/48 (c) (d)	636,702	5,762
2.019%, 01/15/49 (c) (d)	1,432,646	32,453
DBJPM Mortgage Trust
1.818%, 09/15/53 (c) (d)	992,436	50,250
DC Trust
5.934%, 04/13/28 (144A) (c)	200,000	197,245
7.286%, 04/13/28 (144A) (c)	100,000	100,520
GS Mortgage Securities Corp. II
5.887%, 03/10/41 (144A) (c)	615,000	601,443
GS Mortgage Securities Corp. Trust
2.954%, 11/05/34 (144A)	1,195,515	965,747
GS Mortgage Securities Trust
0.087%, 08/10/44 (144A) (c) (d)	101,414	1
0.366%, 07/10/46 (c) (d)	494,130	5
5.133%, 04/10/47 (144A) (c)	465,000	362,746
HTL Commercial Mortgage Trust
6.774%, 05/10/39 (144A) (c)	280,000	280,191
7.324%, 05/10/39 (144A) (c)	150,000	150,478
JP Morgan Chase Commercial Mortgage Securities Trust
2.733%, 10/15/45 (144A) (c)	241,409	211,181
2.812%, 01/16/37 (144A)	305,000	269,254
3.686%, 12/15/47 (144A) (c)	130,000	80,654
JPMBB Commercial Mortgage Securities Trust
0.648%, 09/15/47 (c) (d)	1,380,179	286
Morgan Stanley Bank of America Merrill Lynch Trust
1.019%, 12/15/47 (c) (d)	1,460,875	431
1.104%, 10/15/48 (c) (d)	702,527	3,581
Morgan Stanley Capital I Trust
1.459%, 06/15/50 (c) (d)	1,391,212	34,280
3.912%, 09/09/32 (144A)	1,140,000	991,800
5.108%, 07/15/49 (144A) (c)	265,000	225,596
5.259%, 10/12/52 (144A) (c)	12,137	4,673
NJ Trust
6.697%, 01/06/29 (144A) (c)	480,000	494,796
SFAVE Commercial Mortgage Securities Trust
3.872%, 01/05/43 (144A) (c)	150,000	123,465
See accompanying notes to financial statements.
BHFTII-168

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
SG Commercial Mortgage Securities Trust
2.632%, 03/15/37 (144A)	1,230,000	$1,112,772
TYSN Mortgage Trust
6.799%, 12/10/33 (144A) (c)	895,000	923,555
UBS Commercial Mortgage Trust
1.212%, 08/15/50 (c) (d)	681,537	17,468
Wells Fargo Commercial Mortgage Trust
1.017%, 09/15/57 (c) (d)	4,414,227	34,373
1.166%, 05/15/48 (c) (d)	2,264,500	7,416
2.942%, 10/15/49	890,000	841,273
4.254%, 05/15/48 (c)	80,000	70,857
WFRBS Commercial Mortgage Trust
3.016%, 11/15/47 (144A)	24,009	960
5.000%, 06/15/44 (144A) (c)	105,000	63,525
		17,449,004
Total Mortgage-Backed Securities (Cost $51,718,949)		42,975,646

Asset-Backed Securities—3.3%
Asset-Backed - Automobile — 0.7%
American Credit Acceptance Receivables Trust
6.090%, 11/12/27 (144A)	325,000	325,586
ARI Fleet Lease Trust
5.410%, 02/17/32 (144A)	494,947	493,851
Avis Budget Rental Car Funding AESOP LLC
5.360%, 06/20/30 (144A)	315,000	313,541
5.580%, 12/20/30 (144A)	170,000	168,510
5.900%, 08/21/28 (144A)	375,000	379,303
Carvana Auto Receivables Trust
4.130%, 04/12/27	652,615	646,545
Chesapeake Funding II LLC
5.650%, 05/15/35 (144A)	479,975	479,779
CPS Auto Receivables Trust
5.910%, 08/16/27 (144A)	429,046	429,192
Credit Acceptance Auto Loan Trust
5.680%, 03/15/34 (144A)	385,000	385,947
DT Auto Owner Trust
5.190%, 10/16/28 (144A)	250,000	248,665
5.410%, 02/15/29 (144A)	280,000	278,538
Enterprise Fleet Financing LLC
5.160%, 09/20/30 (144A)	160,000	159,851
5.420%, 10/22/29 (144A)	390,000	389,765
Exeter Automobile Receivables Trust
2.580%, 09/15/25 (144A)	76,712	76,601
2.730%, 12/15/25 (144A)	53,831	53,502
6.110%, 09/15/27	158,000	158,095
Flagship Credit Auto Trust
4.690%, 07/17/28 (144A)	503,000	496,260
5.050%, 01/18/28 (144A)	140,000	138,463
Hertz Vehicle Financing III LLC
5.940%, 02/25/28 (144A)	990,000	994,403
Santander Drive Auto Receivables Trust
4.980%, 02/15/28	295,000	293,090
5.610%, 07/17/28	495,000	495,395
Security Description	Principal Amount*	Value

Asset-Backed - Automobile—(Continued)
SFS Auto Receivables Securitization Trust
5.710%, 01/22/30 (144A)	245,000	$247,878
Tricolor Auto Securitization Trust
6.480%, 08/17/26 (144A)	47,282	47,297
Westlake Automobile Receivables Trust
1.650%, 02/17/26 (144A)	142,530	141,744
5.410%, 01/18/28 (144A)	160,000	159,434
World Omni Auto Receivables Trust
5.030%, 05/15/29	270,000	268,354
		8,269,589
Asset-Backed - Home Equity — 0.0%
GSAA Home Equity Trust
5.560%, 1M TSFR + 0.214%, 12/25/46 (c)	42,946	20,604
5.985%, 06/25/36 (c)	418,514	102,675
6.060%, 1M TSFR + 0.714%, 03/25/36 (c)	499,564	239,509
Renaissance Home Equity Loan Trust
6.120%, 11/25/36 (j)	239,171	84,657
Soundview Home Loan Trust
5.960%, 1M TSFR + 0.614%, 11/25/36 (c)	347,057	327,198
		774,643
Asset-Backed - Other — 2.5%
510 Asset-Backed Trust
2.116%, 06/25/61 (144A) (j)	453,942	444,331
AASET Trust
3.351%, 01/16/40 (144A)	95,620	87,967
Affirm Asset Securitization Trust
6.610%, 01/18/28 (144A)	385,000	386,423
Aligned Data Centers Issuer LLC
6.000%, 08/17/48 (144A)	545,000	545,311
Benefit Street Partners CLO XXXI Ltd.
7.674%, 3M TSFR + 2.350%, 04/25/36 (144A) (c)	575,000	579,575
Carlyle U.S. CLO Ltd.
6.845%, 3M TSFR + 1.520%, 04/25/37 (144A) (c)	455,000	455,872
CF Hippolyta Issuer LLC
1.530%, 03/15/61 (144A)	94,245	86,324
1.690%, 07/15/60 (144A)	224,107	212,367
1.990%, 07/15/60 (144A)	241,864	210,043
5.970%, 08/15/62 (144A)	142,661	140,485
Cirrus Funding Ltd.
4.800%, 01/25/37 (144A)	940,000	923,272
CNH Equipment Trust
4.770%, 10/15/30	170,000	167,907
Commercial Equipment Finance LLC
5.970%, 07/16/29 (144A)	453,368	453,038
DLLAA LLC
5.640%, 02/22/28 (144A)	285,000	286,526
Domino's Pizza Master Issuer LLC
2.662%, 04/25/51 (144A)	505,700	448,815
3.668%, 10/25/49 (144A)	316,800	288,616
4.116%, 07/25/48 (144A)	663,250	647,316
Elmwood CLO 19 Ltd.
7.717%, 3M TSFR + 2.400%, 10/17/36 (144A) (c)	760,000	764,033
Elmwood CLO 23 Ltd.
7.578%, 3M TSFR + 2.250%, 04/16/36 (144A) (c)	530,000	532,886
See accompanying notes to financial statements.
BHFTII-169

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Asset-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Finance America Mortgage Loan Trust
6.510%, 1M TSFR + 1.164%, 09/25/33 (c)	37,054	$36,243
FirstKey Homes Trust
4.145%, 05/19/39 (144A)	287,138	276,774
4.250%, 07/17/39 (144A)	1,181,324	1,142,116
GMACM Home Equity Loan Trust
5.960%, 1M TSFR + 0.614%, 10/25/34 (144A) (c)	7,781	7,744
Golub Capital Partners CLO 68B Ltd.
8.124%, 3M TSFR + 2.800%, 07/25/36 (144A) (c)	460,000	468,515
Invesco U.S. CLO Ltd.
7.625%, 3M TSFR + 2.300%, 04/21/36 (144A) (c)	345,000	346,256
Knollwood CDO Ltd.
8.764%, 3M TSFR + 3.462%, 01/10/39 (144A) (c)	914,614	91
Madison Park Funding LXVII Ltd.
6.800%, 3M TSFR + 1.510%, 04/25/37 (144A) (c)	680,000	681,377
MF1 Ltd.
7.089%, 1M TSFR + 1.750%, 02/19/37 (144A) (c)	685,000	672,168
Morgan Stanley ABS Capital I, Inc. Trust
5.760%, 1M TSFR + 0.414%, 06/25/36 (c)	7,272	5,997
New Economy Assets Phase 1 Sponsor LLC
1.910%, 10/20/61 (144A)	865,000	770,696
NRZ Excess Spread-Collateralized Notes
3.844%, 12/25/25 (144A)	64,255	61,998
Octagon 61 Ltd.
7.675%, 3M TSFR + 2.350%, 04/20/36 (144A) (c)	745,000	747,555
PRET LLC
2.487%, 07/25/51 (144A) (j)	191,469	188,345
Pretium Mortgage Credit Partners I LLC
4.992%, 06/27/60 (144A) (j)	394,157	388,971
Pretium Mortgage Credit Partners LLC
2.981%, 01/25/52 (144A) (j)	696,367	682,597
4.992%, 02/25/61 (144A) (j)	611,987	605,446
Progress Residential Trust
1.510%, 10/17/38 (144A)	803,934	736,175
3.200%, 04/17/39 (144A)	275,173	259,154
4.438%, 05/17/41 (144A)	761,453	734,131
4.451%, 06/17/39 (144A)	212,981	207,181
4.750%, 10/27/39 (144A)	347,556	339,821
Retained Vantage Data Centers Issuer LLC
5.000%, 09/15/48 (144A)	845,000	815,052
RR 23 Ltd.
7.979%, 3M TSFR + 2.650%, 10/15/35 (144A) (c)	1,110,000	1,117,333
RR 26 Ltd.
7.579%, 3M TSFR + 2.250%, 04/15/38 (144A) (c)	520,000	521,062
Sabey Data Center Issuer LLC
6.000%, 04/20/49 (144A)	135,000	133,722
Sapphire Aviation Finance II Ltd.
3.228%, 03/15/40 (144A)	153,327	140,699
SCF Equipment Leasing LLC
5.560%, 04/20/32 (144A)	275,000	274,837
Sound Point CLO XXIX Ltd.
6.655%, 3M TSFR + 1.332%, 04/25/34 (144A) (c)	1,300,000	1,300,443
Stack Infrastructure Issuer LLC
5.900%, 07/25/48 (144A)	480,000	476,362
5.900%, 03/25/49 (144A)	265,000	265,767
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Subway Funding LLC
6.028%, 07/30/54 (144A)	725,000	$730,884
Summit Issuer LLC
2.290%, 12/20/50 (144A)	320,000	302,672
Taco Bell Funding LLC
2.294%, 08/25/51 (144A)	1,889,347	1,638,132
Texas Debt Capital CLO Ltd.
7.625%, 3M TSFR + 2.300%, 04/20/36 (144A) (c)	635,000	636,676
Tricon Residential Trust
4.849%, 07/17/40 (144A)	770,763	757,608
VB-S1 Issuer LLC
5.590%, 05/15/54 (144A)	550,000	549,754
VCAT LLC
4.743%, 05/25/51 (144A) (j)	327,712	320,149
5.115%, 03/27/51 (144A) (j)	80,886	80,132
Venture 42 CLO Ltd.
6.720%, 3M TSFR + 1.392%, 04/15/34 (144A) (c)	1,300,000	1,300,000
VOLT XCIV LLC
5.240%, 02/27/51 (144A) (j)	268,882	265,968
Wellfleet CLO X Ltd.
6.756%, 3M TSFR + 1.432%, 07/20/32 (144A) (c)	1,060,331	1,062,821
Wendy's Funding LLC
3.884%, 03/15/48 (144A)	406,685	382,080
Wingstop Funding LLC
2.841%, 12/05/50 (144A)	315,200	286,869
		30,379,480
Asset-Backed - Student Loan — 0.1%
Navient Private Education Refi Loan Trust
1.110%, 02/18/70 (144A)	418,349	357,650
5.510%, 10/15/71 (144A)	525,772	527,351
		885,001
Total Asset-Backed Securities (Cost $41,509,863)		40,308,713

Foreign Government—1.1%
Banks — 0.0%
Bank Gospodarstwa Krajowego
5.375%, 05/22/33 (144A)	200,000	197,970
Sovereign — 1.1%
Angola Government International Bonds
8.000%, 11/26/29	200,000	179,680
Bermuda Government International Bonds
2.375%, 08/20/30 (144A)	200,000	167,960
5.000%, 07/15/32 (144A)	405,000	390,379
Brazil Notas do Tesouro Nacional
10.000%, 01/01/31 (BRL)	11,104,000	1,793,606
Chile Government International Bonds
1.250%, 01/22/51 (EUR)	250,000	148,636
Colombia Government International Bonds
5.000%, 06/15/45	800,000	560,788
5.200%, 05/15/49	200,000	140,615
See accompanying notes to financial statements.
BHFTII-170

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Foreign Government—(Continued)
Security Description	Principal Amount*	Value

Sovereign—(Continued)
Costa Rica Government International Bonds
6.550%, 04/03/34 (144A)	280,000	$287,954
Hungary Government International Bonds
1.625%, 04/28/32 (EUR)	1,025,000	904,113
6.125%, 05/22/28 (144A)	280,000	285,040
Indonesia Government International Bonds
1.100%, 03/12/33 (EUR)	800,000	679,625
2.150%, 07/18/24 (EUR)	100,000	106,989
Israel Government International Bonds
5.750%, 03/12/54	200,000	179,750
Ivory Coast Government International Bonds
4.875%, 01/30/32 (EUR)	460,000	411,983
Mexico Government International Bonds
3.500%, 02/12/34	200,000	162,487
6.000%, 05/07/36	1,605,000	1,562,600
6.338%, 05/04/53	200,000	188,570
6.400%, 05/07/54	200,000	190,474
North Macedonia Government International Bonds
2.750%, 01/18/25 (EUR)	425,000	448,664
3.675%, 06/03/26 (144A) (EUR)	515,000	534,859
Panama Government International Bonds
6.875%, 01/31/36	200,000	195,173
Peru Government International Bonds
3.000%, 01/15/34	130,000	105,308
Philippines Government International Bonds
1.200%, 04/28/33 (EUR)	515,000	445,368
1.750%, 04/28/41 (EUR)	300,000	227,677
Romania Government International Bonds
2.625%, 12/02/40 (144A) (EUR)	635,000	441,032
2.750%, 04/14/41 (EUR)	1,810,000	1,258,616
5.875%, 01/30/29 (144A)	504,000	500,774
Saudi Government International Bonds
2.000%, 07/09/39 (EUR)	285,000	228,452
5.750%, 01/16/54 (144A)	640,000	622,080
		13,349,252
Total Foreign Government (Cost $16,328,560)		13,547,222

Municipals—0.5%
Chicago Board of Education, General Obligation Unlimited
6.138%, 12/01/39	325,000	314,779
6.319%, 11/01/29	315,000	315,673
Chicago Transit Authority Sales Tax Receipts Fund
3.912%, 12/01/40	170,000	143,884
Metropolitan Transportation Authority
4.750%, 11/15/45	505,000	518,219
5.175%, 11/15/49	55,000	49,608
Municipal Electric Authority of Georgia
6.637%, 04/01/57	187,000	203,505
New York Transportation Development Corp.
4.248%, 09/01/35	1,015,000	972,263
Philadelphia Authority for Industrial Development
6.550%, 10/15/28	1,235,000	1,317,971
State Board of Administration Finance Corp.
1.258%, 07/01/25	975,000	935,775
Security Description	Principal Amount*	Value

State of California, General Obligation Unlimited
7.300%, 10/01/39	180,000	$205,927
Texas Natural Gas Securitization Finance Corp.
5.102%, 04/01/35	577,174	576,486
Total Municipals (Cost $5,817,312)		5,554,090

Floating Rate Loan (k)—0.0%
Oil & Gas — 0.0%
Paragon Offshore Finance Co.
Term Loan B, 07/18/22 (l) (m) (n) (Cost $587)	587	0

Short-Term Investments—0.9%
Repurchase Agreement—0.9%
Fixed Income Clearing Corp.
Repurchase Agreement dated 06/28/24 at 4.250%, due on 07/01/24, with a maturity value of $10,869,906; collateralized by U.S. Treasury Note at 4.875%, maturing 04/30/26, with a market value of $11,083,480	10,866,058	10,866,058
Total Short-Term Investments (Cost $10,866,058)		10,866,058

Securities Lending Reinvestments (o)—1.4%
Repurchase Agreements—0.7%
Bank of Nova Scotia
Repurchase Agreement dated 06/28/24 at 5.480%, due on 07/01/24 with a maturity value of $100,046; collateralized by various Common Stock with an aggregate market value of $111,514	100,000	100,000
BofA Securities, Inc.
Repurchase Agreement dated 06/28/24 at 5.300%, due on 07/01/24 with a maturity value of $1,746,221; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 01/15/28 - 05/15/49, and an aggregate market value of $1,780,360	1,745,450	1,745,451
Citigroup Global Markets, Inc.
Repurchase Agreement dated 06/28/24 at 5.870%, due on 12/30/24 with a maturity value of $1,030,165; collateralized by various Common Stock with an aggregate market value of $1,100,000	1,000,000	1,000,000
National Bank of Canada
Repurchase Agreement dated 06/28/24 at 5.450%, due on 07/05/24 with a maturity value of $1,101,166; collateralized by various Common Stock with an aggregate market value of $1,227,033	1,100,000	1,100,000
Repurchase Agreement dated 06/28/24 at 5.470%, due on 07/01/24 with a maturity value of $1,000,456; collateralized by various Common Stock with an aggregate market value of $1,115,501	1,000,000	1,000,000
NBC Global Finance Ltd.
Repurchase Agreement dated 06/28/24 at 5.490%, due on 07/01/24 with a maturity value of $690,316; collateralized by various Common Stock with an aggregate market value of $769,698	690,000	690,000
See accompanying notes to financial statements.
BHFTII-171

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Securities Lending Reinvestments (o)—(Continued)
Security Description	Principal Amount*/ Shares	Value
Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 06/28/24 at 5.450%, due on 07/01/24 with a maturity value of $100,045; collateralized by various Common Stock with an aggregate market value of $111,378	100,000	$100,000
TD Prime Services LLC
Repurchase Agreement dated 06/28/24 at 5.420%,due on 07/01/24, with a maturity value of $3,001,355; collateralized by various Common Stock with an aggregate market value of $3,301,491	3,000,000	3,000,000
		8,735,451

Mutual Funds—0.7%
Allspring Government Money Market Fund, Select Class, 5.250% (p)	800,000	800,000
BlackRock Liquidity Funds FedFund, Institutional Shares, 5.200% (p)	2,000,000	2,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 5.180% (p)	500,000	500,000
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.220% (p)	1,000,000	1,000,000
HSBC U.S. Government Money Market Fund, Class I, 5.210% (p)	1,000,000	1,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.250% (p)	1,000,000	1,000,000
STIT-Government & Agency Portfolio, Institutional Class, 5.230% (p)	2,000,000	2,000,000
		8,300,000
Total Securities Lending Reinvestments (Cost $17,035,451)		17,035,451
Total Investments—106.1% (Cost $1,162,682,521)		1,272,312,947
Other assets and liabilities (net)—(6.1)%		(73,303,728)
Net Assets—100.0%		$1,199,009,219

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of June 30, 2024, the market value of securities loaned was $53,315,579 and the collateral received consisted of cash in the amount of $17,035,451 and non-cash collateral with a value of $36,444,349. The cash collateral investments are disclosed in the Schedule of Investments and categorized as

Securities Lending Reinvestments. The non-cash collateral received consists of U.S.
government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and Liabilities.

(c)
Variable or floating rate security. The stated rate represents the rate at June 30, 2024.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(d)	Interest only security.
(e)	Principal only security.
(f)
TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.

(g)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of June 30, 2024, the market value of securities pledged was $1,518,984.
(h)	All or a portion of the security was pledged as collateral against open futures contracts. As of June 30, 2024, the market value of securities pledged was $2,945,311.
(i)	Principal amount of security is adjusted for inflation.
(j)	Security is a “step up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(k)
Floating rate loans ("Senior Loans") often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the Secured Overnight Financing Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.

(l)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(m)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of June 30, 2024, these securities represent 0.0% of net assets.
(n)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(o)	Represents investment of cash collateral received from securities on loan as of June 30, 2024.
(p)	The rate shown represents the annualized seven-day yield as of June 30, 2024.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2024, the market value of 144A securities was
$131,019,224, which is 10.9% of net assets.

TBA Forward Sale Commitments
Security Description	Interest Rate	Maturity	Face Amount	Cost	Value
Government National Mortgage Association, TBA	3.000%	TBA	$(2,440,000)	$(2,123,944)	$(2,126,803)
Government National Mortgage Association, TBA	3.500%	TBA	(2,574,000)	(2,342,507)	(2,310,969)
Government National Mortgage Association, TBA	4.500%	TBA	(545,000)	(513,895)	(518,088)
Uniform Mortgage-Backed Security, TBA	1.500%	TBA	(75,000)	(55,201)	(55,916)
Uniform Mortgage-Backed Security, TBA	3.000%	TBA	(2,079,000)	(1,781,447)	(1,790,626)
Uniform Mortgage-Backed Security, TBA	4.000%	TBA	(935,000)	(869,060)	(855,489)
Uniform Mortgage-Backed Security, TBA	5.000%	TBA	(9,825,000)	(9,372,445)	(9,494,941)
See accompanying notes to financial statements.
BHFTII-172

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Security Description	Interest Rate	Maturity	Face Amount	Cost	Value
Uniform Mortgage-Backed Security, TBA	6.500%	TBA	$(745,000)	$(757,310)	$(758,212)
Totals				$(17,815,809)	$(17,911,044)
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, including mortgage dollar roll and TBA transactions but excluding short-term securities, for the six months ended June 30, 2024 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$989,410,429	$313,704,725	$986 ,840,813	$392,167,415
The Portfolio engaged in security transactions with other accounts managed by Wellington Management Company LLP, the subadviser to the Portfolio, that amounted to $2,434,400 in sales of investments, which are included above, and resulted in a net realized gain of $730,819.
Purchases and sales of mortgage dollar rolls and TBA transactions for the six months ended June 30, 2024 were as follows:
Purchases	Sales
$932,651,667	$955,333,974
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2024
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(12,905,121)	$—	$—	$—	$(12,905,121)
Corporate Bonds & Notes	(4,130,330)	—	—	—	(4,130,330)
Total Borrowings	$(17,035,451)	$—	$—	$—	$(17,035,451)
Gross amount of recognized liabilities for securities lending transactions					$(17,035,451)
Investments in Derivative Instruments
Forward Foreign Currency Exchange Contracts
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	677,000	NWM	09/18/24	USD	731,733	$(3,995)

Contracts to Deliver
BRL	10,580,000	GSI	09/18/24	USD	1,947,287	70,970
EUR	7,583,000	DBAG	09/18/24	USD	8,149,375	(1,931)
Net Unrealized Appreciation						$65,044
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Canada Government Bond 10 Year Futures	09/18/24	180	CAD	21,612,600	$58,415
U.S. Treasury Note 10 Year Futures	09/19/24	143	USD	15,727,766	71,954
See accompanying notes to financial statements.
BHFTII-173

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Futures Contracts — (Continued)
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
U.S. Treasury Note 2 Year Futures	09/30/24	181	USD	36,963,594	$97,667
U.S. Treasury Note 5 Year Futures	09/30/24	210	USD	22,381,406	127,980
U.S. Treasury Note Ultra 10 Year Futures	09/19/24	79	USD	8,968,969	(18,423)
U.S. Treasury Ultra Long Bond Futures	09/19/24	56	USD	7,019,250	(126,338)

Futures Contracts—Short
Euro-Bund Futures	09/06/24	(103)	EUR	(13,556,860)	(48,325)
Euro-Buxl 30 Year Bond Futures	09/06/24	(11)	EUR	(1,432,640)	(25,220)
U.S. Treasury Long Bond Futures	09/19/24	(49)	USD	(5,797,313)	(64,729)
Net Unrealized Appreciation					$72,981
Centrally Cleared Interest Rate Swap Contracts
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	12M SOFR	Annually	2.880%	Annually	03/15/53	USD	1,610,000	$247,533	$17,935	$229,598
Receive	12M SOFR	Annually	2.970%	Annually	03/15/53	USD	2,325,000	321,417	4,580	316,837
Receive	12M SOFR	Annually	3.250%	Annually	06/21/53	USD	860,000	76,903	(8,554)	85,457
Receive	12M SOFR	Annually	3.590%	Annually	09/20/53	USD	2,955,000	88,552	12,865	75,687
Receive	12M SOFR	Annually	3.647%	Annually	06/12/35	USD	740,000	10,435	—	10,435
Receive	12M SOFR	Annually	3.655%	Annually	06/12/35	USD	665,000	8,958	—	8,958
Receive	12M SOFR	Annually	3.657%	Annually	06/12/35	USD	1,335,000	17,719	(87)	17,806
Receive	12M SOFR	Annually	3.672%	Annually	06/12/35	USD	1,330,000	16,132	—	16,132
Receive	12M SOFR	Annually	3.743%	Annually	06/12/35	USD	910,000	5,905	—	5,905
Receive	12M SOFR	Annually	3.873%	Annually	06/12/35	USD	1,800,000	(6,781)	—	(6,781)
Receive	12M SOFR	Annually	3.878%	Annually	06/12/35	USD	605,000	(2,518)	—	(2,518)
Totals								$784,255	$26,739	$757,516
Centrally Cleared Credit Default Swap Contracts on Credit Indices—Buy Protection (a)
Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM.41.V1	(1.000%)	Quarterly	06/20/29	1.747%	USD	3,261,219	$103,883	$87,194	$16,689

(a)
If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(b)
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(c)
The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.

See accompanying notes to financial statements.
BHFTII-174

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Effects of Derivative Instruments on the Financial Statements
The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2024 by category of risk exposure:
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value	Statement of Assets & Liabilities Location	Fair Value
Credit	Unrealized appreciation on centrally cleared swap contracts (a) (b)	$16,689
Foreign Exchange	Unrealized appreciation on forward foreign currency exchange contracts	70,970	Unrealized depreciation on forward foreign currency exchange contracts	$5,926
Interest Rate	Unrealized appreciation on centrally cleared swap contracts (a) (b)	766,815	Unrealized depreciation on centrally cleared swap contracts (a) (b)	9,299
	Unrealized appreciation on futures contracts (b) (c)	356,016	Unrealized depreciation on futures contracts (b) (c)	283,035
Total		$1,210,490		$298,260

(a)
Represents the unrealized appreciation/depreciation of centrally cleared swaps as reported in the Schedule of Investments. Only the variation margin is reported within the Statement of Assets and
Liabilities.

(b)	Financial instrument not subject to a master netting agreement.
(c)
Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day's variation margin is reported within the Statement of Assets and
Liabilities.

The Portfolio is required to disclose the impact of offsetting assets and liabilities represented in the Statement of Assets and Liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities.
The following table presents the Portfolio’s derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) (see Note 4), or similar agreement, and net of the related collateral received by the Portfolio as of June 30, 2024.
Counterparty	Derivative Assets subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Received†	Net Amount*
Goldman Sachs International	$70,970	$—	$(30,000)	$40,970
The following table presents the Portfolio’s derivative liabilities by counterparty net of amounts available for offset under an MNA, or similar agreement, and net of the related collateral pledged by the Portfolio as of June 30, 2024.
Counterparty	Derivative Liabilities subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Pledged†	Net Amount**
Deutsche Bank AG	$1,931	$—	$—	$1,931
NatWest Markets PLC	3,995	—	—	3,995
	$5,926	$—	$—	$5,926

*	Net amount represents the net amount receivable from the counterparty in the event of default.
**	Net amount represents the net amount payable due to the counterparty in the event of default.
†	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
The following tables summarize the effect of derivative instruments on the Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2024:
Statement of Operations Location—Net Realized Gain (Loss)	Interest Rate	Credit	Equity	Foreign Exchange	Total
Purchased options	$2,338	$—	$—	$—	$2,338
Forward foreign currency transactions	—	—	—	402,744	402,744
Futures contracts	1,485,181	—	(625)	—	1,484,556
Swap contracts	2,096	(4,092)	—	—	(1,996)
	$1,489,615	$(4,092)	$(625)	$402,744	$1,887,642
See accompanying notes to financial statements.
BHFTII-175

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Interest Rate	Credit	Foreign Exchange	Total
Forward foreign currency transactions	$—	$—	$168,694	$168,694
Futures contracts	(242,603)	—	—	(242,603)
Swap contracts	641,665	171,899	—	813,564
	$399,062	$171,899	$168,694	$739,655
For the six months ended June 30, 2024, the average notional par or face amount outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par or Face Amount‡
Forward foreign currency transactions	$11,388,060
Futures contracts long	69,846,594
Futures contracts short	(55,267,834)
Swap contracts	11,075,066

‡	Averages are based on activity levels during the period for which the amounts are outstanding.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$735,960,771	$—	$—	$735,960,771
Total U.S. Treasury & Government Agencies*	—	276,831,064	—	276,831,064
Total Corporate Bonds & Notes*	—	129,233,932	—	129,233,932
Total Mortgage-Backed Securities*	—	42,975,646	—	42,975,646
Total Asset-Backed Securities*	—	40,308,713	—	40,308,713
Total Foreign Government*	—	13,547,222	—	13,547,222
Total Municipals*	—	5,554,090	—	5,554,090
Total Floating Rate Loans*	—	—	0	0
Total Short-Term Investments*	—	10,866,058	—	10,866,058
Securities Lending Reinvestments
Repurchase Agreements	—	8,735,451	—	8,735,451
Mutual Funds	8,300,000	—	—	8,300,000
Total Securities Lending Reinvestments	8,300,000	8,735,451	—	17,035,451
Total Investments	$744,260,771	$528,052,176	$0	$1,272,312,947
Collateral for Securities Loaned (Liability)	$—	$(17,035,451)	$—	$(17,035,451)
TBA Forward Sales Commitments (Liability)	$—	$(17,911,044)	$—	$(17,911,044)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$70,970	$—	$70,970
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(5,926)	—	(5,926)
Total Forward Contracts	$—	$65,044	$—	$65,044
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$356,016	$—	$—	$356,016
Futures Contracts (Unrealized Depreciation)	(283,035)	—	—	(283,035)
Total Futures Contracts	$72,981	$—	$—	$72,981
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$783,504	$—	$783,504
See accompanying notes to financial statements.
BHFTII-176

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Centrally Cleared Swap Contracts (Unrealized Depreciation)	$—	$(9,299)	$—	$(9,299)
Total Centrally Cleared Swap Contracts	$—	$774,205	$—	$774,205

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended June 30, 2024 is not presented.
Tax Cost Basis
The cost basis of investments for federal income tax purposes at June 30, 2024 was as follows:
Cost basis of investments	$1,150,755,776
Gross unrealized appreciation	177,208,751
Gross unrealized (depreciation)	(72,435,513)
Net unrealized appreciation (depreciation)	$104,773,238
See accompanying notes to financial statements.
BHFTII-177

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Statement of Assets and Liabilities

June 30, 2024 (Unaudited)
Assets
Investments at value (a) (b)	$1,272,312,947
Cash	207
Cash denominated in foreign currencies (c)	313
Unrealized appreciation on forward foreign currency exchange contracts	70,970
Receivable for:
Investments sold	4,073,832
TBA securities sold (d)	35,470,394
Fund shares sold	12,189
Principal paydowns	138,638
Dividends and interest	4,139,644
Variation margin on centrally cleared swap contracts	179,966
Prepaid expenses	9,236
Total Assets	1,316,408,336
Liabilities
TBA Forward sale commitments, at value	17,911,044
Cash collateral for forward foreign currency exchange contracts	30,000
Unrealized depreciation on forward foreign currency exchange contracts	5,926
Collateral for securities loaned	17,035,451
Payable for:
Investments purchased	7,917,544
TBA securities purchased (d)	72,839,384
Fund shares redeemed	633,012
Variation margin on futures contracts	124,138
Accrued Expenses:
Management fees	426,876
Distribution and service fees	12,903
Deferred trustees’ fees	188,265
Other expenses	274,574
Total Liabilities	117,399,117
Net Assets	$1,199,009,219
Net Assets Consist of:
Paid in surplus	$1,016,491,076
Distributable earnings (Accumulated losses)	182,518,143
Net Assets	$1,199,009,219
Net Assets
Class A	$1,127,091,930
Class B	49,541,049
Class E	22,376,240
Capital Shares Outstanding*
Class A	60,514,746
Class B	2,683,052
Class E	1,204,620
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$18.63
Class B	18.46
Class E	18.58

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $1,162,682,521.
(b)	Includes securities loaned at value of $53,315,579.
(c)	Identified cost of cash denominated in foreign currencies was $313.
(d)	Included within TBA securities sold is $22,408,250 related to TBA forward sale commitments and included within TBA securities purchased is $4,592,441 related to TBA forward sale commitments.
Statement of Operations

Six Months Ended June 30, 2024 (Unaudited)
Investment Income
Dividends (a)	$3,672,000
Interest (b)	10,628,627
Securities lending income	57,252
Total investment income	14,357,879
Expenses
Management fees	2,727,205
Administration fees	35,128
Custodian and accounting fees	143,667
Distribution and service fees—Class B	61,384
Distribution and service fees—Class E	16,881
Audit and tax services	55,156
Legal	22,509
Trustees’ fees and expenses	35,664
Shareholder reporting	36,249
Insurance	5,040
Miscellaneous	13,089
Total expenses	3,151,972
Less management fee waiver	(163,352)
Less broker commission recapture	(2,510)
Net expenses	2,986,110
Net Investment Income	11,371,769
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	65,585,419
Purchased options	2,338
Futures contracts	1,484,556
Swap contracts	(1,996)
Foreign currency transactions	(11,708)
Forward foreign currency transactions	402,744
Net realized gain (loss)	67,461,353
Net change in unrealized appreciation (depreciation) on:
Investments	20,533,418
Futures contracts	(242,603)
Swap contracts	813,564
Foreign currency transactions	(21,438)
Forward foreign currency transactions	168,694
Net change in unrealized appreciation (depreciation)	21,251,635
Net realized and unrealized gain (loss)	88,712,988
Net Increase (Decrease) in Net Assets From Operations	$100,084,757

(a)	Net of foreign withholding taxes of $14,472.
(b)	Net of foreign withholding taxes of $1,085.
See accompanying notes to financial statements.
BHFTII-178

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$11,371,769	$21,586,380
Net realized gain (loss)	67,461,353	46,162,879
Net change in unrealized appreciation (depreciation)	21,251,635	119,157,199
Increase (decrease) in net assets from operations	100,084,757	186,906,458
From Distributions to Shareholders
Class A	(56,610,273)	(30,612,057)
Class B	(2,393,952)	(1,269,142)
Class E	(1,104,022)	(628,425)
Total distributions	(60,108,247)	(32,509,624)
Increase (decrease) in net assets from capital share transactions	(4,070,056)	(78,870,938)
Total increase (decrease) in net assets	35,906,454	75,525,896
Net Assets
Beginning of period	1,163,102,765	1,087,576,869
End of period	$1,199,009,219	$1,163,102,765

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023
	Shares	Value	Shares	Value
Class A
Sales	421,384	$7,942,754	435,190	$7,319,959
Reinvestments	3,041,928	56,610,273	1,838,562	30,612,057
Redemptions	(3,538,640)	(66,355,273)	(6,583,236)	(110,059,334)
Net increase (decrease)	(75,328)	$(1,802,246)	(4,309,484)	$(72,127,318)
Class B
Sales	65,752	$1,193,926	59,338	$1,001,624
Reinvestments	129,753	2,393,952	76,825	1,269,142
Redemptions	(257,047)	(4,779,054)	(389,599)	(6,448,657)
Net increase (decrease)	(61,542)	$(1,191,176)	(253,436)	$(4,177,891)
Class E
Sales	28,545	$539,556	25,869	$435,118
Reinvestments	59,484	1,104,022	37,834	628,425
Redemptions	(146,283)	(2,720,212)	(219,167)	(3,629,272)
Net increase (decrease)	(58,254)	$(1,076,634)	(155,464)	$(2,565,729)
Increase (decrease) derived from capital shares transactions		$(4,070,056)		$(78,870,938)
See accompanying notes to financial statements.
BHFTII-179

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$18.01	$15.70	$22.57	$22.09	$20.12	$17.82
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.18	0.32	0.30	0.27	0.31	0.36
Net realized and unrealized gain (loss)	1.42	2.48	(4.19)	2.66	3.02	3.58
Total income (loss) from investment operations	1.60	2.80	(3.89)	2.93	3.33	3.94
Less Distributions
Distributions from net investment income	(0.36)	(0.36)	(0.34)	(0.43)	(0.46)	(0.44)
Distributions from net realized capital gains	(0.62)	(0.13)	(2.64)	(2.02)	(0.90)	(1.20)
Total distributions	(0.98)	(0.49)	(2.98)	(2.45)	(1.36)	(1.64)
Net Asset Value, End of Period	$18.63	$18.01	$15.70	$22.57	$22.09	$20.12
Total Return (%) (b)	8.83 (c)	18.10	(17.08)	14.02	17.72	22.99
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.52 (d)	0.53	0.52	0.51	0.53	0.53
Net ratio of expenses to average net assets (%) (e) (f)	0.49 (d)	0.50	0.49	0.48	0.50	0.50
Ratio of net investment income (loss) to average net assets (%)	1.95 (d)	1.94	1.67	1.21	1.57	1.88
Portfolio turnover rate (%)	106 (c)(g)	211 (g)	214 (g)	250 (g)	298 (g)	322 (g)
Net assets, end of period (in millions)	$1,127.1	$1,091.4	$1,018.8	$1,344.5	$1,280.5	$1,179.3

	Class B
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$17.85	$15.55	$22.37	$21.92	$19.97	$17.69
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.16	0.28	0.25	0.21	0.26	0.31
Net realized and unrealized gain (loss)	1.39	2.47	(4.15)	2.64	3.00	3.56
Total income (loss) from investment operations	1.55	2.75	(3.90)	2.85	3.26	3.87
Less Distributions
Distributions from net investment income	(0.32)	(0.32)	(0.28)	(0.38)	(0.41)	(0.39)
Distributions from net realized capital gains	(0.62)	(0.13)	(2.64)	(2.02)	(0.90)	(1.20)
Total distributions	(0.94)	(0.45)	(2.92)	(2.40)	(1.31)	(1.59)
Net Asset Value, End of Period	$18.46	$17.85	$15.55	$22.37	$21.92	$19.97
Total Return (%) (b)	8.65 (c)	17.88	(17.31)	13.73	17.45	22.72
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.77 (d)	0.78	0.77	0.76	0.78	0.78
Net ratio of expenses to average net assets (%) (e) (f)	0.74 (d)	0.75	0.74	0.73	0.75	0.75
Ratio of net investment income (loss) to average net assets (%)	1.69 (d)	1.69	1.41	0.96	1.32	1.63
Portfolio turnover rate (%)	106 (c)(g)	211 (g)	214 (g)	250 (g)	298 (g)	322 (g)
Net assets, end of period (in millions)	$49.5	$49.0	$46.6	$67.4	$67.3	$63.9
Please see  following page for Financial Highlights footnote legend.
See accompanying notes to financial statements.
BHFTII-180

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Financial Highlights
Selected per share data
	Class E
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$17.95	$15.65	$22.50	$22.03	$20.07	$17.77
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.17	0.30	0.27	0.24	0.28	0.33
Net realized and unrealized gain (loss)	1.41	2.47	(4.18)	2.65	3.01	3.58
Total income (loss) from investment operations	1.58	2.77	(3.91)	2.89	3.29	3.91
Less Distributions
Distributions from net investment income	(0.33)	(0.34)	(0.30)	(0.40)	(0.43)	(0.41)
Distributions from net realized capital gains	(0.62)	(0.13)	(2.64)	(2.02)	(0.90)	(1.20)
Total distributions	(0.95)	(0.47)	(2.94)	(2.42)	(1.33)	(1.61)
Net Asset Value, End of Period	$18.58	$17.95	$15.65	$22.50	$22.03	$20.07
Total Return (%) (b)	8.81 (c)	17.98	(17.26)	13.86	17.53	22.85
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.67 (d)	0.68	0.67	0.66	0.68	0.68
Net ratio of expenses to average net assets (%) (e) (f)	0.64 (d)	0.65	0.64	0.63	0.65	0.65
Ratio of net investment income (loss) to average net assets (%)	1.79 (d)	1.79	1.52	1.06	1.42	1.73
Portfolio turnover rate (%)	106 (c)(g)	211 (g)	214 (g)	250 (g)	298 (g)	322 (g)
Net assets, end of period (in millions)	$22.4	$22.7	$22.2	$30.2	$30.0	$29.0

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)
The effect of the voluntary portion of the waivers on the net ratio of expenses to average net assets was 0.03% for the six months ended June 30, 2024 and for each of the years ended December 31,
2023 through 2019 (see Note 5 of the Notes to Financial Statements).

(f)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements).
(g)
Includes mortgage dollar roll and TBA transactions; excluding these transactions the portfolio turnover rates would have been 32%, 60%, 57%, 62%, 77%, and 60% for the six months ended June 30,
2024, and for the years ended December 31, 2023, 2022, 2021, 2020 ,and 2019, respectively.

See accompanying notes to financial statements.
BHFTII-181

Brighthouse Funds Trust II
Brighthouse/Wellington Core Equity Opportunities Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—98.4% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 6.6%
General Dynamics Corp.	204,064	$59,207,129
Lockheed Martin Corp.	93,180	43,524,378
Northrop Grumman Corp.	181,943	79,318,051
RTX Corp.	197,554	19,832,446
		201,882,004
Air Freight & Logistics — 1.5%
United Parcel Service, Inc. - Class B	338,543	46,329,610
Banks — 1.0%
PNC Financial Services Group, Inc.	204,432	31,785,087
Beverages — 7.4%
Coca-Cola Co.	1,158,177	73,717,966
Diageo PLC	2,310,265	72,681,809
PepsiCo, Inc.	470,604	77,616,718
		224,016,493
Capital Markets — 0.7%
S&P Global, Inc.	46,106	20,563,276
Chemicals — 5.1%
Ecolab, Inc.	266,439	63,412,482
Linde PLC	212,028	93,040,007
		156,452,489
Consumer Finance — 2.0%
American Express Co.	261,387	60,524,160
Consumer Staples Distribution & Retail — 1.2%
Costco Wholesale Corp.	41,749	35,486,232
Financial Services — 5.8%
Mastercard, Inc. - Class A	190,678	84,119,507
Visa, Inc. - Class A (a)	351,922	92,368,967
		176,488,474
Ground Transportation — 4.5%
Canadian National Railway Co.	592,140	69,972,115
Union Pacific Corp.	292,313	66,138,740
		136,110,855
Health Care Equipment & Supplies — 7.6%
Abbott Laboratories	695,568	72,276,471
Medtronic PLC	648,014	51,005,182
Stryker Corp.	321,402	109,357,030
		232,638,683
Health Care Providers & Services — 3.4%
UnitedHealth Group, Inc.	203,309	103,537,141
Hotels, Restaurants & Leisure — 3.1%
McDonald's Corp. (a)	374,435	95,421,015
Household Products — 4.9%
Colgate-Palmolive Co.	671,232	65,136,353
Security Description	Shares	Value
Household Products—(Continued)
Procter & Gamble Co.	517,968	$85,423,283
		150,559,636
Industrial Conglomerates — 3.2%
Honeywell International, Inc.	459,638	98,151,099
Insurance — 4.7%
Chubb Ltd.	273,151	69,675,357
Marsh & McLennan Cos., Inc.	350,816	73,923,948
		143,599,305
IT Services — 2.8%
Accenture PLC - Class A	276,654	83,939,590
Life Sciences Tools & Services — 3.4%
Danaher Corp.	408,291	102,011,506
Machinery — 1.0%
Deere & Co.	79,084	29,548,155
Pharmaceuticals — 4.1%
Johnson & Johnson	442,414	64,663,230
Merck & Co., Inc.	366,072	45,319,714
Pfizer, Inc.	564,511	15,795,018
		125,777,962
Professional Services — 2.0%
Automatic Data Processing, Inc.	261,160	62,336,280
Semiconductors & Semiconductor Equipment — 2.9%
Texas Instruments, Inc.	459,385	89,364,164
Software — 6.0%
Intuit, Inc.	71,393	46,920,193
Microsoft Corp.	302,588	135,241,707
		182,161,900
Specialized REITs — 3.1%
American Tower Corp. (a)	277,403	53,921,595
Public Storage (a)	142,527	40,997,892
		94,919,487
Specialty Retail — 4.7%
Home Depot, Inc.	161,111	55,460,851
TJX Cos., Inc.	781,779	86,073,868
		141,534,719
Technology Hardware, Storage & Peripherals — 3.5%
Apple, Inc.	499,246	105,151,192
Textiles, Apparel & Luxury Goods — 2.2%
NIKE, Inc. - Class B	867,798	65,405,935
Total Common Stocks (Cost $2,175,975,568)		2,995,696,449

See accompanying notes to financial statements.
BHFTII-182

Brighthouse Funds Trust II
Brighthouse/Wellington Core Equity Opportunities Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Escrow Shares—0.0%
Security Description	Shares/ Principal Amount*	Value

Forest Products & Paper — 0.0%
Sino Forest Corp. (b) (c) (d) (Cost $0)	5,844,000	$0

Short-Term Investments—1.7%
Repurchase Agreement—1.7%
Fixed Income Clearing Corp.
Repurchase Agreement dated 06/28/24 at 4.250%, due on 07/01/24, with a maturity value of $52,760,428; collateralized by U.S. Treasury Note at 4.875%, maturing 04/30/26, with a market value of $53,796,643	52,741,749	52,741,749
Total Short-Term Investments (Cost $52,741,749)		52,741,749
Total Investments—100.1% (Cost $2,228,717,317)		3,048,438,198
Other assets and liabilities (net)—(0.1)%		(4,163,469)
Net Assets—100.0%		$3,044,274,729

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)
All or a portion of the security was held on loan. As of June 30, 2024, the market value of securities loaned was $78,126,963 and the collateral received consisted of  non-cash collateral with a value of $81,044,900. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the
Statement of Assets and Liabilities.

(b)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of June 30, 2024, these securities represent 0.0% of net assets.
(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(d)	Non-income producing security.
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2024 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$223,609,695	$0	$398,475,819
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$201,882,004	$—	$—	$201,882,004
Air Freight & Logistics	46,329,610	—	—	46,329,610
Banks	31,785,087	—	—	31,785,087
Beverages	151,334,684	72,681,809	—	224,016,493
Capital Markets	20,563,276	—	—	20,563,276
Chemicals	156,452,489	—	—	156,452,489
Consumer Finance	60,524,160	—	—	60,524,160
Consumer Staples Distribution & Retail	35,486,232	—	—	35,486,232
Financial Services	176,488,474	—	—	176,488,474
Ground Transportation	136,110,855	—	—	136,110,855
Health Care Equipment & Supplies	232,638,683	—	—	232,638,683
Health Care Providers & Services	103,537,141	—	—	103,537,141
Hotels, Restaurants & Leisure	95,421,015	—	—	95,421,015
Household Products	150,559,636	—	—	150,559,636
Industrial Conglomerates	98,151,099	—	—	98,151,099
See accompanying notes to financial statements.
BHFTII-183

Brighthouse Funds Trust II
Brighthouse/Wellington Core Equity Opportunities Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Insurance	$143,599,305	$—	$—	$143,599,305
IT Services	83,939,590	—	—	83,939,590
Life Sciences Tools & Services	102,011,506	—	—	102,011,506
Machinery	29,548,155	—	—	29,548,155
Pharmaceuticals	125,777,962	—	—	125,777,962
Professional Services	62,336,280	—	—	62,336,280
Semiconductors & Semiconductor Equipment	89,364,164	—	—	89,364,164
Software	182,161,900	—	—	182,161,900
Specialized REITs	94,919,487	—	—	94,919,487
Specialty Retail	141,534,719	—	—	141,534,719
Technology Hardware, Storage & Peripherals	105,151,192	—	—	105,151,192
Textiles, Apparel & Luxury Goods	65,405,935	—	—	65,405,935
Total Common Stocks	2,923,014,640	72,681,809	—	2,995,696,449
Total Escrow Shares*	—	—	0	0
Total Short-Term Investments*	—	52,741,749	—	52,741,749
Total Investments	$2,923,014,640	$125,423,558	$0	$3,048,438,198

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended June 30, 2024 is not presented.
Tax Cost Basis
The cost basis of investments for federal income tax purposes at June 30, 2024 was as follows:
Cost basis of investments	$2,230,868,316
Gross unrealized appreciation	863,236,328
Gross unrealized (depreciation)	(45,666,446)
Net unrealized appreciation (depreciation)	$817,569,882
See accompanying notes to financial statements.
BHFTII-184

Brighthouse Funds Trust II
Brighthouse/Wellington Core Equity Opportunities Portfolio
Statement of Assets and Liabilities

June 30, 2024 (Unaudited)
Assets
Investments at value (a) (b)	$3,048,438,198
Cash denominated in foreign currencies (c)	324,369
Receivable for:
Investments sold	9,275,040
Fund shares sold	608,583
Dividends and interest	3,326,042
Prepaid expenses	23,852
Total Assets	3,061,996,084
Liabilities
Payable for:
Investments purchased	14,648,979
Fund shares redeemed	959,719
Accrued Expenses:
Management fees	1,418,304
Distribution and service fees	186,451
Deferred trustees’ fees	254,196
Other expenses	253,706
Total Liabilities	17,721,355
Net Assets	$3,044,274,729
Net Assets Consist of:
Paid in surplus	$2,027,375,551
Distributable earnings (Accumulated losses)	1,016,899,178
Net Assets	$3,044,274,729
Net Assets
Class A	$1,917,611,750
Class B	558,600,095
Class E	568,062,884
Capital Shares Outstanding*
Class A	67,867,117
Class B	20,257,313
Class E	20,474,277
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$28.26
Class B	27.58
Class E	27.75

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $2,228,717,317.
(b)	Includes securities loaned at value of $78,126,963.
(c)	Identified cost of cash denominated in foreign currencies was $324,295.
Statement of Operations

Six Months Ended June 30, 2024 (Unaudited)
Investment Income
Dividends (a)	$29,079,264
Interest	1,117,445
Securities lending income	97,216
Total investment income	30,293,925
Expenses
Management fees	11,047,047
Administration fees	64,126
Custodian and accounting fees	74,749
Distribution and service fees—Class B	714,754
Distribution and service fees—Class E	435,281
Audit and tax services	24,379
Legal	22,509
Trustees’ fees and expenses	35,664
Shareholder reporting	61,567
Insurance	13,419
Miscellaneous	14,940
Total expenses	12,508,435
Less management fee waiver	(2,355,412)
Less broker commission recapture	(2,645)
Net expenses	10,150,378
Net Investment Income	20,143,547
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	179,744,718
Foreign currency transactions	(17,602)
Net realized gain (loss)	179,727,116
Net change in unrealized appreciation (depreciation) on:
Investments	(71,590,140)
Foreign currency transactions	(2,231)
Net change in unrealized appreciation (depreciation)	(71,592,371)
Net realized and unrealized gain (loss)	108,134,745
Net Increase (Decrease) in Net Assets From Operations	$128,278,292

(a)	Net of foreign withholding taxes of $113,252.
See accompanying notes to financial statements.
BHFTII-185

Brighthouse Funds Trust II
Brighthouse/Wellington Core Equity Opportunities Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$20,143,547	$42,858,799
Net realized gain (loss)	179,727,116	107,845,484
Net change in unrealized appreciation (depreciation)	(71,592,371)	69,767,955
Increase (decrease) in net assets from operations	128,278,292	220,472,238
From Distributions to Shareholders
Class A	(95,576,374)	(230,770,352)
Class B	(27,112,340)	(69,543,920)
Class E	(28,045,432)	(70,035,182)
Total distributions	(150,734,146)	(370,349,454)
Increase (decrease) in net assets from capital share transactions	(33,054,928)	89,219,065
Total increase (decrease) in net assets	(55,510,782)	(60,658,151)
Net Assets
Beginning of period	3,099,785,511	3,160,443,662
End of period	$3,044,274,729	$3,099,785,511

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023
	Shares	Value	Shares	Value
Class A
Sales	258,315	$7,565,691	1,016,680	$29,426,364
Reinvestments	3,364,181	95,576,374	8,617,265	230,770,352
Redemptions	(3,733,275)	(109,446,064)	(6,836,882)	(191,438,320)
Net increase (decrease)	(110,779)	$(6,303,999)	2,797,063	$68,758,396
Class B
Sales	259,369	$7,421,772	894,002	$25,148,132
Reinvestments	977,726	27,112,340	2,657,391	69,543,920
Redemptions	(1,731,651)	(49,637,866)	(2,925,607)	(80,340,878)
Net increase (decrease)	(494,556)	$(15,103,754)	625,786	$14,351,174
Class E
Sales	139,559	$4,012,511	348,068	$9,820,607
Reinvestments	1,005,213	28,045,432	2,660,911	70,035,182
Redemptions	(1,517,838)	(43,705,118)	(2,650,464)	(73,746,294)
Net increase (decrease)	(373,066)	$(11,647,175)	358,515	$6,109,495
Increase (decrease) derived from capital shares transactions		$(33,054,928)		$89,219,065
See accompanying notes to financial statements.
BHFTII-186

Brighthouse Funds Trust II
Brighthouse/Wellington Core Equity Opportunities Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$28.52	$30.09	$39.97	$34.36	$35.51	$30.01
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.20	0.42	0.45	0.47	0.49	0.52
Net realized and unrealized gain (loss)	1.01	1.64	(3.09)	7.60	2.66	8.43
Total income (loss) from investment operations	1.21	2.06	(2.64)	8.07	3.15	8.95
Less Distributions
Distributions from net investment income	(0.43)	(0.43)	(0.54)	(0.53)	(0.56)	(0.57)
Distributions from net realized capital gains	(1.04)	(3.20)	(6.70)	(1.93)	(3.74)	(2.88)
Total distributions	(1.47)	(3.63)	(7.24)	(2.46)	(4.30)	(3.45)
Net Asset Value, End of Period	$28.26	$28.52	$30.09	$39.97	$34.36	$35.51
Total Return (%) (b)	4.19 (c)	7.66	(5.08)	24.43	11.27	30.94
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.73 (d)	0.73	0.73	0.72	0.73	0.72
Net ratio of expenses to average net assets (%) (e) (f)	0.58 (d)	0.58	0.58	0.57	0.58	0.58
Ratio of net investment income (loss) to average net assets (%)	1.38 (d)	1.47	1.37	1.27	1.53	1.54
Portfolio turnover rate (%)	7 (c)	9	10	15	15	16
Net assets, end of period (in millions)	$1,917.6	$1,938.5	$1,961.3	$2,492.0	$2,492.1	$2,457.8

	Class B
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$27.83	$29.44	$39.25	$33.79	$34.99	$29.60
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.16	0.34	0.36	0.37	0.41	0.43
Net realized and unrealized gain (loss)	0.99	1.60	(3.03)	7.47	2.60	8.32
Total income (loss) from investment operations	1.15	1.94	(2.67)	7.84	3.01	8.75
Less Distributions
Distributions from net investment income	(0.36)	(0.35)	(0.44)	(0.45)	(0.47)	(0.48)
Distributions from net realized capital gains	(1.04)	(3.20)	(6.70)	(1.93)	(3.74)	(2.88)
Total distributions	(1.40)	(3.55)	(7.14)	(2.38)	(4.21)	(3.36)
Net Asset Value, End of Period	$27.58	$27.83	$29.44	$39.25	$33.79	$34.99
Total Return (%) (b)	4.06 (c)	7.38	(5.31)	24.11	10.97	30.64
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.98 (d)	0.98	0.98	0.97	0.98	0.97
Net ratio of expenses to average net assets (%) (e) (f)	0.83 (d)	0.83	0.83	0.82	0.83	0.83
Ratio of net investment income (loss) to average net assets (%)	1.13 (d)	1.22	1.12	1.02	1.28	1.29
Portfolio turnover rate (%)	7 (c)	9	10	15	15	16
Net assets, end of period (in millions)	$558.6	$577.5	$592.5	$726.0	$679.8	$681.3
Please see  following page for Financial Highlights footnote legend.
See accompanying notes to financial statements.
BHFTII-187

Brighthouse Funds Trust II
Brighthouse/Wellington Core Equity Opportunities Portfolio
Financial Highlights
Selected per share data
	Class E
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$28.01	$29.61	$39.44	$33.94	$35.13	$29.71
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.18	0.37	0.40	0.41	0.44	0.46
Net realized and unrealized gain (loss)	0.99	1.61	(3.05)	7.50	2.62	8.36
Total income (loss) from investment operations	1.17	1.98	(2.65)	7.91	3.06	8.82
Less Distributions
Distributions from net investment income	(0.39)	(0.38)	(0.48)	(0.48)	(0.51)	(0.52)
Distributions from net realized capital gains	(1.04)	(3.20)	(6.70)	(1.93)	(3.74)	(2.88)
Total distributions	(1.43)	(3.58)	(7.18)	(2.41)	(4.25)	(3.40)
Net Asset Value, End of Period	$27.75	$28.01	$29.61	$39.44	$33.94	$35.13
Total Return (%) (b)	4.11 (c)	7.49	(5.21)	24.23	11.08	30.77
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.88 (d)	0.88	0.88	0.87	0.88	0.87
Net ratio of expenses to average net assets (%) (e) (f)	0.73 (d)	0.73	0.73	0.72	0.73	0.73
Ratio of net investment income (loss) to average net assets (%)	1.23 (d)	1.32	1.22	1.12	1.38	1.39
Portfolio turnover rate (%)	7 (c)	9	10	15	15	16
Net assets, end of period (in millions)	$568.1	$583.8	$606.6	$765.8	$712.8	$717.9

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)
The effect of the voluntary portion of the waivers on the net ratio of expenses to average net assets was 0.03% for the six months ended June 30, 2024 and for each of the years ended December 31,
2023 through 2019 (see Note 5 of the Notes to Financial Statements).

(f)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements).
See accompanying notes to financial statements.
BHFTII-188

Brighthouse Funds Trust II
Frontier Mid Cap Growth Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—98.2% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 2.6%
BWX Technologies, Inc.	104,179	$9,897,005
L3Harris Technologies, Inc.	78,062	17,531,164
		27,428,169
Automobile Components — 2.1%
BorgWarner, Inc.	231,944	7,477,875
Mobileye Global, Inc. - Class A (a) (b)	506,225	14,217,329
		21,695,204
Biotechnology — 3.9%
Alnylam Pharmaceuticals, Inc. (a) (b)	41,883	10,177,569
BioMarin Pharmaceutical, Inc. (a) (b)	61,965	5,101,579
Exact Sciences Corp. (a) (b)	106,016	4,479,176
Natera, Inc. (a)	194,321	21,043,021
		40,801,345
Building Products — 1.4%
Builders FirstSource, Inc. (a)	107,894	14,933,609
Capital Markets — 4.4%
Carlyle Group, Inc. (b)	220,794	8,864,879
KKR & Co., Inc. (b)	217,860	22,927,586
MSCI, Inc.	20,957	10,096,035
Nasdaq, Inc.	70,146	4,226,998
		46,115,498
Commercial Services & Supplies — 1.7%
Cintas Corp.	12,729	8,913,609
Waste Connections, Inc.	51,363	9,007,016
		17,920,625
Communications Equipment — 1.8%
Arista Networks, Inc. (a)	54,014	18,930,827
Construction & Engineering — 1.7%
MasTec, Inc. (a) (b)	37,440	4,005,706
Quanta Services, Inc. (b)	54,690	13,896,182
		17,901,888
Construction Materials — 2.1%
Eagle Materials, Inc. (b)	70,982	15,435,746
Summit Materials, Inc. - Class A (a)	178,042	6,518,117
		21,953,863
Consumer Staples Distribution & Retail — 1.2%
Dollar General Corp.	94,736	12,526,941
Diversified Consumer Services — 1.2%
Bright Horizons Family Solutions, Inc. (a)	116,055	12,775,334
Electronic Equipment, Instruments & Components — 1.3%
Amphenol Corp. - Class A	153,845	10,364,537
Cognex Corp. (b)	64,126	2,998,532
		13,363,069
Security Description	Shares	Value
Financial Services — 4.9%
Apollo Global Management, Inc.	275,318	$32,506,796
Block, Inc. (a)	142,603	9,196,468
Global Payments, Inc.	96,416	9,323,427
		51,026,691
Ground Transportation — 3.1%
J.B. Hunt Transport Services, Inc.	41,857	6,697,120
Knight-Swift Transportation Holdings, Inc.	117,378	5,859,510
XPO, Inc. (a)	187,370	19,889,325
		32,445,955
Health Care Equipment & Supplies — 10.6%
Alcon, Inc.	151,341	13,481,456
Align Technology, Inc. (a)	23,320	5,630,148
Dexcom, Inc. (a)	177,483	20,123,023
GE HealthCare Technologies, Inc. (b)	45,823	3,570,528
Hologic, Inc. (a)	167,281	12,420,614
IDEXX Laboratories, Inc. (a)	36,425	17,746,260
Inspire Medical Systems, Inc. (a) (b)	94,404	12,634,087
ResMed, Inc. (b)	38,119	7,296,739
STERIS PLC (b)	58,854	12,920,807
Teleflex, Inc.	19,521	4,105,852
		109,929,514
Health Care Providers & Services — 1.1%
Humana, Inc.	29,784	11,128,792
Health Care Technology — 1.7%
Veeva Systems, Inc. - Class A (a)	97,087	17,767,892
Hotels, Restaurants & Leisure — 4.6%
Caesars Entertainment, Inc. (a) (b)	156,675	6,226,265
Chipotle Mexican Grill, Inc. (a) (b)	242,500	15,192,625
Domino's Pizza, Inc. (b)	29,103	15,026,752
DraftKings, Inc. - Class A (a)	290,073	11,072,086
		47,517,728
Industrial REITs — 0.5%
First Industrial Realty Trust, Inc.	116,818	5,550,023
Insurance — 0.9%
Aon PLC - Class A	30,432	8,934,227
Interactive Media & Services — 1.7%
Match Group, Inc. (a) (b)	157,873	4,796,182
Pinterest, Inc. - Class A (a)	290,065	12,783,164
		17,579,346
IT Services — 4.1%
Cognizant Technology Solutions Corp. - Class A	207,849	14,133,732
EPAM Systems, Inc. (a)	67,410	12,680,495
Gartner, Inc. (a)	13,138	5,899,750
MongoDB, Inc. (a)	24,197	6,048,282
Twilio, Inc. - Class A (a)	68,123	3,870,068
		42,632,327
See accompanying notes to financial statements.
BHFTII-189

Brighthouse Funds Trust II
Frontier Mid Cap Growth Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Leisure Products — 1.2%
Mattel, Inc. (a) (b)	760,661	$12,368,348
Life Sciences Tools & Services — 3.1%
Agilent Technologies, Inc.	120,428	15,611,081
Avantor, Inc. (a)	217,649	4,614,159
Mettler-Toledo International, Inc. (a)	8,661	12,104,527
		32,329,767
Machinery — 0.5%
Stanley Black & Decker, Inc. (b)	61,487	4,912,196
Media — 1.9%
Trade Desk, Inc. - Class A (a)	207,737	20,289,673
Metals & Mining — 1.3%
ATI, Inc. (a) (b)	254,626	14,119,012
Oil, Gas & Consumable Fuels — 2.2%
Coterra Energy, Inc.	351,840	9,383,573
Permian Resources Corp.	830,332	13,409,862
		22,793,435
Professional Services — 3.2%
Equifax, Inc. (b)	36,219	8,781,659
KBR, Inc.	251,037	16,101,513
TransUnion	109,794	8,142,323
		33,025,495
Real Estate Management & Development — 1.3%
CoStar Group, Inc. (a)	176,583	13,091,864
Semiconductors & Semiconductor Equipment — 4.6%
KLA Corp.	11,633	9,591,525
Lattice Semiconductor Corp. (a) (b)	66,538	3,858,538
Marvell Technology, Inc. (b)	175,487	12,266,541
Monolithic Power Systems, Inc.	27,348	22,471,305
		48,187,909
Software — 12.0%
Bill Holdings, Inc. (a)	81,122	4,268,640
Crowdstrike Holdings, Inc. - Class A (a)	68,508	26,251,580
Datadog, Inc. - Class A (a) (b)	73,360	9,514,058
Elastic NV (a)	26,420	3,009,502
Fair Isaac Corp. (a) (b)	14,748	21,954,758
Fortinet, Inc. (a)	147,088	8,864,994
Guidewire Software, Inc. (a)	108,064	14,900,945
HubSpot, Inc. (a)	21,163	12,481,726
Palantir Technologies, Inc. - Class A (a) (b)	674,321	17,080,551
Palo Alto Networks, Inc. (a) (b)	18,727	6,348,640
		124,675,394
Specialty Retail — 3.8%
Burlington Stores, Inc. (a) (b)	70,819	16,996,560
Lithia Motors, Inc. (b)	21,197	5,351,183
Ross Stores, Inc.	104,801	15,229,681
Security Description	Shares/ Principal Amount*	Value
Specialty Retail—(Continued)
Tractor Supply Co.	6,283	$1,696,410
		39,273,834
Textiles, Apparel & Luxury Goods — 0.5%
On Holding AG - Class A (a) (b)	131,161	5,089,047
Trading Companies & Distributors — 4.0%
Beacon Roofing Supply, Inc. (a)	163,765	14,820,732
FTAI Aviation Ltd. (b)	262,524	27,100,353
		41,921,085
Total Common Stocks (Cost $855,284,733)		1,022,935,926

Short-Term Investments—1.6%
Repurchase Agreement—1.6%
Fixed Income Clearing Corp.
Repurchase Agreement dated 06/28/24 at 4.250%, due on 07/01/24, with a maturity value of $16,279,078; collateralized by U.S. Treasury Note at 4.875%, maturing 04/30/26, with a market value of $16,598,923	16,273,314	16,273,314
Total Short-Term Investments (Cost $16,273,314)		16,273,314

Securities Lending Reinvestments (c)—11.4%
Certificates of Deposit—1.9%
Bank of Montreal
5.640%, SOFR + 0.300%, 03/04/25 (d)	1,000,000	1,000,005
Barclays Bank PLC (NY)
5.510%, SOFR + 0.170%, 08/07/24 (d)	5,000,000	4,999,875
BNP Paribas SA
5.560%, SOFR + 0.220%, 11/07/24 (d)	1,000,000	1,000,141
Credit Agricole Corp. & Investment Bank (NY)
5.590%, SOFR + 0.250%, 11/05/24 (d)	1,000,000	1,000,282
Mizuho Bank Ltd.
5.510%, SOFR + 0.170%, 08/06/24 (d)	1,000,000	1,000,051
5.570%, SOFR + 0.230%, 11/12/24 (d)	1,000,000	1,000,259
Nordea Bank Abp
5.460%, SOFR + 0.120%, 07/15/24 (d)	1,000,000	1,000,017
5.540%, SOFR + 0.200%, 10/21/24 (d)	1,000,000	1,000,218
Oversea-Chinese Banking Corp. Ltd.
5.460%, SOFR + 0.120%, 07/19/24 (d)	2,000,000	1,999,944
5.540%, SOFR + 0.200%, 10/22/24 (d)	1,000,000	1,000,011
Royal Bank of Canada
5.880%, FEDEFF PRV + 0.550%, 09/20/24 (d)	3,000,000	3,002,316
Westpac Banking Corp.
5.890%, SOFR + 0.550%, 10/11/24 (d)	2,000,000	2,002,014
		20,005,133
Commercial Paper—0.2%
Australia & New Zealand Banking Group, Ltd.
5.520%, SOFR + 0.180%, 12/17/24 (d)	1,000,000	999,799
See accompanying notes to financial statements.
BHFTII-190

Brighthouse Funds Trust II
Frontier Mid Cap Growth Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Securities Lending Reinvestments (c)—(Continued)
Security Description	Principal Amount*	Value
Commercial Paper—(Continued)
ING U.S. Funding LLC
5.550%, SOFR + 0.210%, 10/24/24 (d)	1,000,000	$1,000,192
		1,999,991
Repurchase Agreements—6.8%
Bank of Montreal
Repurchase Agreement dated 06/28/24 at 5.460%, due on 07/01/24 with a maturity value of $5,002,275; collateralized by U.S. Treasury Obligations with rates ranging from 0.750% - 5.555%, maturity dates ranging from 01/31/26 - 11/15/53, and various Common Stock with an aggregate market value of $5,299,891	5,000,000	5,000,000
Bank of Nova Scotia
Repurchase Agreement dated 06/28/24 at 5.450%, due on 07/01/24 with a maturity value of $6,342,879; collateralized by various Common Stock with an aggregate market value of $7,069,973	6,340,000	6,340,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 06/28/24 at 5.620%, due on 08/02/24 with a maturity value of $7,038,247; collateralized by various Common Stock with an aggregate market value of $7,700,005	7,000,000	7,000,000
National Bank of Canada
Repurchase Agreement dated 06/28/24 at 5.450%, due on 07/05/24 with a maturity value of $5,605,934; collateralized by various Common Stock with an aggregate market value of $6,246,714	5,600,000	5,600,000
Repurchase Agreement dated 06/28/24 at 5.470%, due on 07/01/24 with a maturity value of $3,001,368; collateralized by various Common Stock with an aggregate market value of $3,346,502	3,000,000	3,000,000
NatWest Markets Securities, Inc.
Repurchase Agreement dated 06/28/24 at 5.310%, due on 07/01/24 with a maturity value of $17,835,824; collateralized by U.S. Treasury Obligations with rates ranging from 0.875% - 4.875%, maturity dates ranging from 12/31/25 - 11/15/30, and an aggregate market value of $18,192,553	17,827,935	17,827,935
NBC Global Finance Ltd.
Repurchase Agreement dated 06/28/24 at 5.490%, due on 07/01/24 with a maturity value of $5,002,288; collateralized by various Common Stock with an aggregate market value of $5,577,522	5,000,000	5,000,000
Societe Generale
Repurchase Agreement dated 06/28/24 at 5.450%, due on 07/01/24 with a maturity value of $500,227; collateralized by various Common Stock with an aggregate market value of $556,889	500,000	500,000
Repurchase Agreement dated 06/28/24 at 5.460%, due on 07/03/24 with a maturity value of $5,003,792; collateralized by various Common Stock with an aggregate market value of $5,565,637	5,000,000	5,000,000
Security Description	Principal Amount*/ Shares	Value
Repurchase Agreements—(Continued)
TD Prime Services LLC
Repurchase Agreement dated 06/28/24 at 5.420%, due on 07/01/24 with a maturity value of $16,007,226; collateralized by various Common Stock with an aggregate market value of $17,607,950	16,000,000	$16,000,000
		71,267,935

Mutual Funds—2.5%
BlackRock Liquidity Funds FedFund, Institutional Shares, 5.200% (e)	8,000,000	8,000,000
Fidelity Investments Money Market Government Portfolio, Class I, 5.210% (e)	5,000,000	5,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares, 5.220% (e)	10,000,000	10,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.250% (e)	1,000,000	1,000,000
STIT-Government & Agency Portfolio, Institutional Class, 5.230% (e)	2,000,000	2,000,000
		26,000,000
Total Securities Lending Reinvestments (Cost $119,267,935)		119,273,059
Total Investments—111.2% (Cost $990,825,982)		1,158,482,299
Other assets and liabilities (net)—(11.2)%		(117,139,499)
Net Assets—100.0%		$1,041,342,800

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of June 30, 2024, the market value of securities loaned was $183,438,138 and the collateral received consisted of cash in the amount of $119,267,935 and non-cash collateral with a value of $68,979,983. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and
Liabilities.

(c)	Represents investment of cash collateral received from securities on loan as of June 30, 2024.
(d)
Variable or floating rate security. The stated rate represents the rate at June 30, 2024. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(e)	The rate shown represents the annualized seven-day yield as of June 30, 2024.
See accompanying notes to financial statements.
BHFTII-191

Brighthouse Funds Trust II
Frontier Mid Cap Growth Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2024 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$204,416,724	$0	$292,949,776
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2024
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(119,267,935)	$—	$—	$—	$(119,267,935)
Gross amount of recognized liabilities for securities lending transactions					$(119,267,935)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,022,935,926	$—	$—	$1,022,935,926
Total Short-Term Investments*	—	16,273,314	—	16,273,314
Securities Lending Reinvestments
Certificates of Deposit	—	20,005,133	—	20,005,133
Commercial Paper	—	1,999,991	—	1,999,991
Repurchase Agreements	—	71,267,935	—	71,267,935
Mutual Funds	26,000,000	—	—	26,000,000
Total Securities Lending Reinvestments	26,000,000	93,273,059	—	119,273,059
Total Investments	$1,048,935,926	$109,546,373	$—	$1,158,482,299
Collateral for Securities Loaned (Liability)	$—	$(119,267,935)	$—	$(119,267,935)

*	See Schedule of Investments for additional detailed categorizations.
Tax Cost Basis
The cost basis of investments for federal income tax purposes at June 30, 2024 was as follows:
Cost basis of investments	$1,004,474,967
Gross unrealized appreciation	217,415,949
Gross unrealized (depreciation)	(63,408,617)
Net unrealized appreciation (depreciation)	$154,007,332
See accompanying notes to financial statements.
BHFTII-192

Brighthouse Funds Trust II
Frontier Mid Cap Growth Portfolio
Statement of Assets and Liabilities

June 30, 2024 (Unaudited)
Assets
Investments at value (a) (b)	$1,158,482,299
Receivable for:
Investments sold	4,595,992
Fund shares sold	720,618
Dividends and interest	203,368
Prepaid expenses	7,982
Total Assets	1,164,010,259
Liabilities
Collateral for securities loaned	119,267,935
Payable for:
Investments purchased	2,033,978
Fund shares redeemed	423,050
Accrued Expenses:
Management fees	569,837
Distribution and service fees	34,319
Deferred trustees’ fees	209,955
Other expenses	128,385
Total Liabilities	122,667,459
Net Assets	$1,041,342,800
Net Assets Consist of:
Paid in surplus	$894,997,865
Distributable earnings (Accumulated losses)	146,344,935
Net Assets	$1,041,342,800
Net Assets
Class A	$826,247,434
Class B	134,489,712
Class D	73,613,701
Class E	6,991,953
Capital Shares Outstanding*
Class A	30,976,524
Class B	6,736,986
Class D	2,926,797
Class E	282,987
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$26.67
Class B	19.96
Class D	25.15
Class E	24.71

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $990,825,982.
(b)	Includes securities loaned at value of $183,438,138.
Statement of Operations

Six Months Ended June 30, 2024 (Unaudited)
Investment Income
Dividends (a)	$3,129,581
Interest	161,083
Securities lending income	129,489
Total investment income	3,420,153
Expenses
Management fees	3,801,525
Administration fees	26,949
Custodian and accounting fees	34,373
Distribution and service fees—Class B	173,545
Distribution and service fees—Class D	37,268
Distribution and service fees—Class E	5,435
Audit and tax services	24,379
Legal	22,509
Trustees’ fees and expenses	35,664
Shareholder reporting	35,830
Insurance	4,519
Miscellaneous	8,292
Total expenses	4,210,288
Less management fee waiver	(259,730)
Less broker commission recapture	(25,289)
Net expenses	3,925,269
Net Investment Loss	(505,116)
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	50,385,874
Foreign currency transactions	(26)
Net realized gain (loss)	50,385,848
Net change in unrealized appreciation (depreciation) on investments	16,991,014
Net realized and unrealized gain (loss)	67,376,862
Net Increase (Decrease) in Net Assets From Operations	$66,871,746

(a)	Net of foreign withholding taxes of $8,632.
See accompanying notes to financial statements.
BHFTII-193

Brighthouse Funds Trust II
Frontier Mid Cap Growth Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$(505,116)	$(869,244)
Net realized gain (loss)	50,385,848	(19,239,932)
Net change in unrealized appreciation (depreciation)	16,991,014	188,253,888
Increase (decrease) in net assets from operations	66,871,746	168,144,712
From Distributions to Shareholders
Class A	(2,045,395)	0
Class B	(115,000)	0
Class D	(122,961)	0
Class E	(8,377)	0
Total distributions	(2,291,733)	0
Increase (decrease) in net assets from capital share transactions	(71,263,671)	(97,833,269)
Total increase (decrease) in net assets	(6,683,658)	70,311,443
Net Assets
Beginning of period	1,048,026,458	977,715,015
End of period	$1,041,342,800	$1,048,026,458

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023
	Shares	Value	Shares	Value
Class A
Sales	86,975	$2,287,765	216,794	$4,963,276
Reinvestments	76,207	2,045,395	0	0
Redemptions	(2,061,336)	(54,525,934)	(3,741,680)	(87,300,033)
Net increase (decrease)	(1,898,154)	$(50,192,774)	(3,524,886)	$(82,336,757)
Class B
Sales	85,807	$1,698,206	456,919	$7,865,688
Reinvestments	5,724	115,000	0	0
Redemptions	(840,023)	(16,669,388)	(1,006,423)	(17,534,244)
Net increase (decrease)	(748,492)	$(14,856,182)	(549,504)	$(9,668,556)
Class D
Sales	43,912	$1,086,480	164,038	$3,619,059
Reinvestments	4,858	122,961	0	0
Redemptions	(272,502)	(6,707,370)	(393,342)	(8,576,555)
Net increase (decrease)	(223,732)	$(5,497,929)	(229,304)	$(4,957,496)
Class E
Sales	5,178	$124,248	13,965	$311,837
Reinvestments	337	8,377	0	0
Redemptions	(34,461)	(849,411)	(55,161)	(1,182,297)
Net increase (decrease)	(28,946)	$(716,786)	(41,196)	$(870,460)
Increase (decrease) derived from capital shares transactions		$(71,263,671)		$(97,833,269)
See accompanying notes to financial statements.
BHFTII-194

Brighthouse Funds Trust II
Frontier Mid Cap Growth Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$25.11	$21.28	$43.74	$44.02	$37.70	$32.45
Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.01)	(0.01)	(0.02)	(0.18)	(0.04)	(0.01)
Net realized and unrealized gain (loss)	1.64	3.84	(12.71)	6.16	10.57	10.30
Total income (loss) from investment operations	1.63	3.83	(12.73)	5.98	10.53	10.29
Less Distributions
Distributions from net investment income	(0.07)	0.00	0.00	0.00	0.00	0.00
Distributions from net realized capital gains	0.00	0.00	(9.72)	(6.26)	(4.21)	(5.04)
Distributions from return of capital	0.00	0.00	(0.01)	0.00	0.00	0.00
Total distributions	(0.07)	0.00	(9.73)	(6.26)	(4.21)	(5.04)
Net Asset Value, End of Period	$26.67	$25.11	$21.28	$43.74	$44.02	$37.70
Total Return (%) (b)	6.47 (c)	18.00	(28.15)	14.68	31.70	33.13
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.76 (d)	0.76	0.75	0.73	0.75	0.75
Net ratio of expenses to average net assets (%) (e)	0.71 (d)	0.71	0.70	0.71	0.73	0.73
Ratio of net investment income (loss) to average net assets (%)	(0.05) (d)	(0.05)	(0.08)	(0.40)	(0.10)	(0.02)
Portfolio turnover rate (%)	20 (c)	71	47	55	64	60
Net assets, end of period (in millions)	$826.2	$825.6	$774.6	$1,142.1	$1,114.0	$955.7

	Class B
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$18.79	$15.96	$36.41	$37.72	$32.99	$28.97
Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.03)	(0.05)	(0.07)	(0.24)	(0.11)	(0.09)
Net realized and unrealized gain (loss)	1.22	2.88	(10.65)	5.19	9.05	9.15
Total income (loss) from investment operations	1.19	2.83	(10.72)	4.95	8.94	9.06
Less Distributions
Distributions from net investment income	(0.02)	0.00	0.00	0.00	0.00	0.00
Distributions from net realized capital gains	0.00	0.00	(9.72)	(6.26)	(4.21)	(5.04)
Distributions from return of capital	0.00	0.00	(0.01)	0.00	0.00	0.00
Total distributions	(0.02)	0.00	(9.73)	(6.26)	(4.21)	(5.04)
Net Asset Value, End of Period	$19.96	$18.79	$15.96	$36.41	$37.72	$32.99
Total Return (%) (b)	6.32 (c)	17.73	(28.33)	14.38	31.38	32.84
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.01 (d)	1.01	1.00	0.98	1.00	1.00
Net ratio of expenses to average net assets (%) (e)	0.96 (d)	0.96	0.95	0.96	0.98	0.98
Ratio of net investment income (loss) to average net assets (%)	(0.31) (d)	(0.30)	(0.33)	(0.65)	(0.35)	(0.27)
Portfolio turnover rate (%)	20 (c)	71	47	55	64	60
Net assets, end of period (in millions)	$134.5	$140.6	$128.2	$188.7	$188.5	$164.6
Please see  following page for Financial Highlights footnote legend.
See accompanying notes to financial statements.
BHFTII-195

Brighthouse Funds Trust II
Frontier Mid Cap Growth Portfolio
Financial Highlights
Selected per share data
	Class D
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$23.67	$20.08	$42.10	$42.64	$36.68	$31.71
Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.02)	(0.03)	(0.05)	(0.21)	(0.07)	(0.04)
Net realized and unrealized gain (loss)	1.54	3.62	(12.24)	5.93	10.24	10.05
Total income (loss) from investment operations	1.52	3.59	(12.29)	5.72	10.17	10.01
Less Distributions
Distributions from net investment income	(0.04)	0.00	0.00	0.00	0.00	0.00
Distributions from net realized capital gains	0.00	0.00	(9.72)	(6.26)	(4.21)	(5.04)
Distributions from return of capital	0.00	0.00	(0.01)	0.00	0.00	0.00
Total distributions	(0.04)	0.00	(9.73)	(6.26)	(4.21)	(5.04)
Net Asset Value, End of Period	$25.15	$23.67	$20.08	$42.10	$42.64	$36.68
Total Return (%) (b)	6.43 (c)	17.88	(28.21)	14.54	31.59	33.01
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.86 (d)	0.86	0.85	0.83	0.85	0.85
Net ratio of expenses to average net assets (%) (e)	0.81 (d)	0.81	0.80	0.81	0.83	0.83
Ratio of net investment income (loss) to average net assets (%)	(0.15) (d)	(0.14)	(0.18)	(0.50)	(0.20)	(0.12)
Portfolio turnover rate (%)	20 (c)	71	47	55	64	60
Net assets, end of period (in millions)	$73.6	$74.6	$67.9	$103.7	$99.8	$85.6

	Class E
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$23.25	$19.73	$41.63	$42.25	$36.40	$31.52
Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.03)	(0.04)	(0.06)	(0.23)	(0.09)	(0.06)
Net realized and unrealized gain (loss)	1.52	3.56	(12.11)	5.87	10.15	9.98
Total income (loss) from investment operations	1.49	3.52	(12.17)	5.64	10.06	9.92
Less Distributions
Distributions from net investment income	(0.03)	0.00	0.00	0.00	0.00	0.00
Distributions from net realized capital gains	0.00	0.00	(9.72)	(6.26)	(4.21)	(5.04)
Distributions from return of capital	0.00	0.00	(0.01)	0.00	0.00	0.00
Total distributions	(0.03)	0.00	(9.73)	(6.26)	(4.21)	(5.04)
Net Asset Value, End of Period	$24.71	$23.25	$19.73	$41.63	$42.25	$36.40
Total Return (%) (b)	6.40 (c)	17.84	(28.25)	14.48	31.53	32.92
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.91 (d)	0.91	0.90	0.88	0.90	0.90
Net ratio of expenses to average net assets (%) (e)	0.86 (d)	0.86	0.85	0.86	0.88	0.88
Ratio of net investment income (loss) to average net assets (%)	(0.21) (d)	(0.19)	(0.23)	(0.55)	(0.25)	(0.17)
Portfolio turnover rate (%)	20 (c)	71	47	55	64	60
Net assets, end of period (in millions)	$7.0	$7.3	$7.0	$11.0	$11.4	$10.0

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements).
See accompanying notes to financial statements.
BHFTII-196

Brighthouse Funds Trust II
Jennison Growth Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—99.6% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 1.7%
Boeing Co. (a) (b)	165,303	$30,086,799
General Electric Co.	124,733	19,828,805
		49,915,604
Automobiles — 1.9%
Tesla, Inc. (a) (b)	285,819	56,557,864
Biotechnology — 1.6%
Vertex Pharmaceuticals, Inc. (a)	102,195	47,900,840
Broadline Retail — 10.3%
Amazon.com, Inc. (a)	1,345,390	259,996,618
MercadoLibre, Inc. (a)	27,823	45,724,318
		305,720,936
Capital Markets — 1.3%
Goldman Sachs Group, Inc.	35,310	15,971,419
Moody's Corp.	50,705	21,343,256
		37,314,675
Consumer Staples Distribution & Retail — 2.2%
Costco Wholesale Corp.	78,219	66,485,368
Electrical Equipment — 0.9%
Eaton Corp. PLC	90,387	28,340,844
Electronic Equipment, Instruments & Components — 0.5%
Keysight Technologies, Inc. (a)	118,219	16,166,448
Entertainment — 4.5%
Netflix, Inc. (a)	141,819	95,710,807
Walt Disney Co.	377,126	37,444,840
		133,155,647
Financial Services — 4.9%
Mastercard, Inc. - Class A	163,320	72,050,251
Visa, Inc. - Class A (b)	277,821	72,919,678
		144,969,929
Ground Transportation — 1.1%
Uber Technologies, Inc. (a)	469,417	34,117,228
Health Care Equipment & Supplies — 1.5%
Intuitive Surgical, Inc. (a)	97,846	43,526,793
Hotels, Restaurants & Leisure — 3.4%
Airbnb, Inc. - Class A (a)	297,278	45,076,263
Chipotle Mexican Grill, Inc. (a)	381,605	23,907,553
Hilton Worldwide Holdings, Inc.	70,045	15,283,819
Marriott International, Inc. - Class A	68,649	16,597,269
		100,864,904
Insurance — 0.7%
Progressive Corp.	107,629	22,355,620
Security Description	Shares	Value
Interactive Media & Services — 9.6%
Alphabet, Inc. - Class A	376,363	$68,554,520
Alphabet, Inc. - Class C	367,345	67,378,420
Meta Platforms, Inc. - Class A	299,631	151,079,943
		287,012,883
IT Services — 1.1%
MongoDB, Inc. (a) (b)	64,985	16,243,650
Snowflake, Inc. - Class A (a)	113,955	15,394,181
		31,637,831
Media — 1.2%
Trade Desk, Inc. - Class A (a)	370,124	36,150,011
Personal Care Products — 0.7%
L'Oreal SA	48,024	21,116,831
Pharmaceuticals — 7.9%
AstraZeneca PLC (ADR)	429,597	33,504,270
Eli Lilly & Co.	148,271	134,241,598
Novo Nordisk AS (ADR)	477,154	68,108,962
		235,854,830
Semiconductors & Semiconductor Equipment — 19.3%
Advanced Micro Devices, Inc. (a)	386,226	62,649,720
Analog Devices, Inc.	131,159	29,938,353
ASML Holding NV	46,842	47,906,719
Broadcom, Inc.	88,568	142,198,581
NVIDIA Corp.	2,356,523	291,124,851
		573,818,224
Software — 15.5%
Adobe, Inc. (a)	64,078	35,597,892
Cadence Design Systems, Inc. (a)	143,690	44,220,598
Crowdstrike Holdings, Inc. - Class A (a) (b)	86,075	32,983,079
Datadog, Inc. - Class A (a)	174,423	22,620,919
Microsoft Corp.	567,384	253,592,279
Palo Alto Networks, Inc. (a) (b)	48,014	16,277,226
Salesforce, Inc.	66,800	17,174,280
ServiceNow, Inc. (a)	49,570	38,995,232
		461,461,505
Specialty Retail — 2.0%
O'Reilly Automotive, Inc. (a)	28,017	29,587,633
TJX Cos., Inc. (b)	273,328	30,093,413
		59,681,046
Technology Hardware, Storage & Peripherals — 5.3%
Apple, Inc.	751,275	158,233,540
Textiles, Apparel & Luxury Goods — 0.5%
LVMH Moet Hennessy Louis Vuitton SE	19,582	15,038,022
Total Common Stocks (Cost $1,485,136,024)		2,967,397,423
See accompanying notes to financial statements.
BHFTII-197

Brighthouse Funds Trust II
Jennison Growth Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Short-Term Investments—0.3%

Security Description	Principal Amount*	Value

Repurchase Agreement—0.3%
Fixed Income Clearing Corp.
Repurchase Agreement dated 06/28/24 at 4.250%, due on 07/01/24, with a maturity value of $8,774,538; collateralized by U.S. Treasury Note at 4.875%, maturing 04/30/26, with a market value of $8,947,025	8,771,431	$8,771,431
Total Short-Term Investments (Cost $8,771,431)		8,771,431

Securities Lending Reinvestments (c)—3.3%
Certificates of Deposit—0.7%
Bank of America NA
5.540%, SOFR + 0.200%, 11/22/24 (d)	1,000,000	1,000,533
Bank of Montreal
5.640%, SOFR + 0.300%, 03/04/25 (d)	1,000,000	1,000,005
Barclays Bank PLC (NY)
5.510%, SOFR + 0.170%, 08/07/24 (d)	5,000,000	4,999,875
DZ Bank AG (NY)
5.550%, SOFR + 0.210%, 10/28/24 (d)	1,000,000	1,000,066
MUFG Bank Ltd. (London)
5.510%, SOFR + 0.200%, 09/23/24 (d)	2,000,000	2,000,005
Nordea Bank Abp
5.460%, SOFR + 0.120%, 07/15/24 (d)	5,000,000	5,000,085
Oversea-Chinese Banking Corp. Ltd.
5.460%, SOFR + 0.120%, 07/19/24 (d)	1,000,000	999,972
5.510%, SOFR + 0.170%, 09/16/24 (d)	2,000,000	1,999,934
Royal Bank of Canada
5.880%, FEDEFF PRV + 0.550%, 09/20/24 (d)	1,000,000	1,000,772
Westpac Banking Corp.
5.890%, SOFR + 0.550%, 10/11/24 (d)	1,000,000	1,001,007
		20,002,254
Commercial Paper—0.1%
ING U.S. Funding LLC
5.570%, SOFR + 0.230%, 11/20/24 (d)	3,000,000	3,000,588
Repurchase Agreements—2.4%
Bank of Montreal
Repurchase Agreement dated 06/28/24 at 5.460%, due on 07/01/24 with a maturity value of $3,001,365; collateralized by U.S. Treasury Obligations with rates ranging from 0.750% - 5.555%, maturity dates ranging from 01/31/26 - 11/15/53, and various Common Stock with an aggregate market value of $3,179,935	3,000,000	3,000,000
Bank of Nova Scotia
Repurchase Agreement dated 06/28/24 at 5.450%, due on 07/01/24 with a maturity value of $7,003,179; collateralized by various Common Stock with an aggregate market value of $7,805,964	7,000,000	7,000,000
Repurchase Agreement dated 06/28/24 at 5.480%, due on 07/01/24 with a maturity value of $10,004,567; collateralized by various Common Stock with an aggregate market value of $11,151,377	10,000,000	10,000,000
Security Description	Principal Amount*/ Shares	Value
Repurchase Agreements—(Continued)
Citigroup Global Markets, Inc.
Repurchase Agreement dated 06/28/24 at 5.870%, due on 12/30/24 with a maturity value of $6,180,992; collateralized by various Common Stock with an aggregate market value of $6,600,001	6,000,000	$6,000,000
National Bank of Canada
Repurchase Agreement dated 06/28/24 at 5.470%, due on 07/01/24 with a maturity value of $2,000,912; collateralized by various Common Stock with an aggregate market value of $2,231,001	2,000,000	2,000,000
NatWest Markets Securities, Inc.
Repurchase Agreement dated 06/28/24 at 5.310%, due on 07/01/24 with a maturity value of $19,452,423; collateralized by U.S. Treasury Obligations with rates ranging from 0.875% - 4.875%, maturity dates ranging from 12/31/25 - 11/15/30, and an aggregate market value of $19,841,485	19,443,819	19,443,819
NBC Global Finance Ltd.
Repurchase Agreement dated 06/28/24 at 5.490%, due on 07/01/24 with a maturity value of $5,002,288; collateralized by various Common Stock with an aggregate market value of $5,577,522	5,000,000	5,000,000
Royal Bank of Canada Toronto
Repurchase Agreement dated 06/28/24 at 5.590%, due on 08/02/24 with a maturity value of $5,027,174; collateralized by various Common Stock with an aggregate market value of $5,556,418	5,000,000	5,000,000
TD Prime Services LLC
Repurchase Agreement dated 06/28/24 at 5.420%, due on 07/01/24 with a maturity value of $15,006,775; collateralized by various Common Stock with an aggregate market value of $16,507,453	15,000,000	15,000,000
		72,443,819

Mutual Funds—0.1%
BlackRock Liquidity Funds FedFund, Institutional Shares, 5.200% (e)	1,000,000	1,000,000
Fidelity Investments Money Market Government Portfolio, Class I, 5.210% (e)	1,000,000	1,000,000
STIT-Government & Agency Portfolio, Institutional Class, 5.230% (e)	1,000,000	1,000,000
		3,000,000
Total Securities Lending Reinvestments (Cost $98,443,819)		98,446,661
Total Investments—103.2% (Cost $1,592,351,274)		3,074,615,515
Other assets and liabilities (net)—(3.2)%		(95,325,563)
Net Assets—100.0%		$2,979,289,952

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of June 30, 2024, the market value of securities loaned was $144,887,698 and the collateral received consisted of cash in the amount of $98,443,819 and non-cash collateral with a value of $50,547,031. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or

See accompanying notes to financial statements.
BHFTII-198

Brighthouse Funds Trust II
Jennison Growth Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and Liabilities.
(c)	Represents investment of cash collateral received from securities on loan as of June 30, 2024.
(d)
Variable or floating rate security. The stated rate represents the rate at June 30, 2024. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(e)	The rate shown represents the annualized seven-day yield as of June 30, 2024.
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2024 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$484,786,871	$0	$721,100,083
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2024
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(98,443,819)	$—	$—	$—	$(98,443,819)
Gross amount of recognized liabilities for securities lending transactions					$(98,443,819)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$49,915,604	$—	$—	$49,915,604
Automobiles	56,557,864	—	—	56,557,864
Biotechnology	47,900,840	—	—	47,900,840
Broadline Retail	305,720,936	—	—	305,720,936
Capital Markets	37,314,675	—	—	37,314,675
Consumer Staples Distribution & Retail	66,485,368	—	—	66,485,368
Electrical Equipment	28,340,844	—	—	28,340,844
Electronic Equipment, Instruments & Components	16,166,448	—	—	16,166,448
Entertainment	133,155,647	—	—	133,155,647
Financial Services	144,969,929	—	—	144,969,929
Ground Transportation	34,117,228	—	—	34,117,228
Health Care Equipment & Supplies	43,526,793	—	—	43,526,793
Hotels, Restaurants & Leisure	100,864,904	—	—	100,864,904
Insurance	22,355,620	—	—	22,355,620
Interactive Media & Services	287,012,883	—	—	287,012,883
IT Services	31,637,831	—	—	31,637,831
Media	36,150,011	—	—	36,150,011
Personal Care Products	—	21,116,831	—	21,116,831
Pharmaceuticals	235,854,830	—	—	235,854,830
Semiconductors & Semiconductor Equipment	573,818,224	—	—	573,818,224
Software	461,461,505	—	—	461,461,505
Specialty Retail	59,681,046	—	—	59,681,046
Technology Hardware, Storage & Peripherals	158,233,540	—	—	158,233,540
Textiles, Apparel & Luxury Goods	—	15,038,022	—	15,038,022
Total Common Stocks	2,931,242,570	36,154,853	—	2,967,397,423
Total Short-Term Investments*	—	8,771,431	—	8,771,431
See accompanying notes to financial statements.
BHFTII-199

Brighthouse Funds Trust II
Jennison Growth Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Securities Lending Reinvestments
Certificates of Deposit	$—	$20,002,254	$—	$20,002,254
Commercial Paper	—	3,000,588	—	3,000,588
Repurchase Agreements	—	72,443,819	—	72,443,819
Mutual Funds	3,000,000	—	—	3,000,000
Total Securities Lending Reinvestments	3,000,000	95,446,661	—	98,446,661
Total Investments	$2,934,242,570	$140,372,945	$—	$3,074,615,515
Collateral for Securities Loaned (Liability)	$—	$(98,443,819)	$—	$(98,443,819)

*	See Schedule of Investments for additional detailed categorizations.
Tax Cost Basis
The cost basis of investments for federal income tax purposes at June 30, 2024 was as follows:
Cost basis of investments	$1,593,191,022
Gross unrealized appreciation	1,509,456,773
Gross unrealized (depreciation)	(28,032,280)
Net unrealized appreciation (depreciation)	$1,481,424,493
See accompanying notes to financial statements.
BHFTII-200

Brighthouse Funds Trust II
Jennison Growth Portfolio
Statement of Assets and Liabilities

June 30, 2024 (Unaudited)
Assets
Investments at value (a) (b)	$3,074,615,515
Cash	58,275
Cash denominated in foreign currencies (c)	3
Receivable for:
Investments sold	16,406,106
Fund shares sold	913,681
Dividends and interest	280,955
Prepaid expenses	22,170
Total Assets	3,092,296,705
Liabilities
Collateral for securities loaned	98,443,819
Payable for:
Investments purchased	8,485,466
Fund shares redeemed	4,160,913
Accrued Expenses:
Management fees	1,247,546
Distribution and service fees	224,186
Deferred trustees’ fees	229,095
Other expenses	215,728
Total Liabilities	113,006,753
Net Assets	$2,979,289,952
Net Assets Consist of:
Paid in surplus	$1,260,597,280
Distributable earnings (Accumulated losses)	1,718,692,672
Net Assets	$2,979,289,952
Net Assets
Class A	$1,863,921,265
Class B	1,099,597,744
Class E	15,770,943
Capital Shares Outstanding*
Class A	120,576,111
Class B	75,412,482
Class E	1,047,276
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$15.46
Class B	14.58
Class E	15.06

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $1,592,351,274.
(b)	Includes securities loaned at value of $144,887,698.
(c)	Identified cost of cash denominated in foreign currencies was $3.
Statement of Operations

Six Months Ended June 30, 2024 (Unaudited)
Investment Income
Dividends (a)	$6,769,942
Interest	99,828
Securities lending income	152,391
Total investment income	7,022,161
Expenses
Management fees	8,403,423
Administration fees	58,987
Custodian and accounting fees	80,215
Distribution and service fees—Class B	1,305,033
Distribution and service fees—Class E	10,927
Audit and tax services	24,379
Legal	22,509
Trustees’ fees and expenses	35,664
Shareholder reporting	36,384
Insurance	11,694
Miscellaneous	12,473
Total expenses	10,001,688
Less management fee waiver	(1,124,671)
Less broker commission recapture	(17,667)
Net expenses	8,859,350
Net Investment Loss	(1,837,189)
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	239,510,638
Foreign currency transactions	(36,918)
Net realized gain (loss)	239,473,720
Net change in unrealized appreciation (depreciation) on:
Investments	303,086,334
Foreign currency transactions	2,615
Net change in unrealized appreciation (depreciation)	303,088,949
Net realized and unrealized gain (loss)	542,562,669
Net Increase (Decrease) in Net Assets From Operations	$540,725,480

(a)	Net of foreign withholding taxes of $228,524.
See accompanying notes to financial statements.
BHFTII-201

Brighthouse Funds Trust II
Jennison Growth Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$(1,837,189)	$(679,918)
Net realized gain (loss)	239,473,720	398,265,395
Net change in unrealized appreciation (depreciation)	303,088,949	638,156,005
Increase (decrease) in net assets from operations	540,725,480	1,035,741,482
From Distributions to Shareholders
Class A	(204,259,642)	0
Class B	(125,919,832)	0
Class E	(1,740,413)	0
Total distributions	(331,919,887)	0
Increase (decrease) in net assets from capital share transactions	102,172,335	(449,203,735)
Total increase (decrease) in net assets	310,977,928	586,537,747
Net Assets
Beginning of period	2,668,312,024	2,081,774,277
End of period	$2,979,289,952	$2,668,312,024

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023
	Shares	Value	Shares	Value
Class A
Sales	3,603,475	$57,422,297	6,683,648	$73,943,852
Reinvestments	13,376,532	204,259,642	0	0
Redemptions	(12,575,154)	(196,536,693)	(29,608,636)	(360,757,627)
Net increase (decrease)	4,404,853	$65,145,246	(22,924,988)	$(286,813,775)
Class B
Sales	1,794,993	$27,149,872	2,877,581	$31,937,812
Reinvestments	8,738,365	125,919,832	0	0
Redemptions	(7,822,519)	(116,921,304)	(16,799,459)	(193,273,688)
Net increase (decrease)	2,710,839	$36,148,400	(13,921,878)	$(161,335,876)
Class E
Sales	49,760	$762,257	136,504	$1,634,504
Reinvestments	116,963	1,740,413	0	0
Redemptions	(107,941)	(1,623,981)	(230,227)	(2,688,588)
Net increase (decrease)	58,782	$878,689	(93,723)	$(1,054,084)
Increase (decrease) derived from capital shares transactions		$102,172,335		$(449,203,735)
See accompanying notes to financial statements.
BHFTII-202

Brighthouse Funds Trust II
Jennison Growth Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$14.33	$9.35	$20.85	$22.63	$16.32	$14.50
Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.00) (b)	0.01	(0.00) (b)	(0.06)	(0.01)	0.04
Net realized and unrealized gain (loss)	3.00	4.97	(7.97)	3.29	8.49	4.38
Total income (loss) from investment operations	3.00	4.98	(7.97)	3.23	8.48	4.42
Less Distributions
Distributions from net investment income	0.00	0.00	0.00	0.00	(0.04)	(0.08)
Distributions from net realized capital gains	(1.87)	0.00	(3.53)	(5.01)	(2.13)	(2.52)
Distributions from return of capital	0.00	0.00	(0.00) (c)	0.00	0.00	0.00
Total distributions	(1.87)	0.00	(3.53)	(5.01)	(2.17)	(2.60)
Net Asset Value, End of Period	$15.46	$14.33	$9.35	$20.85	$22.63	$16.32
Total Return (%) (d)	21.11 (e)	53.26	(38.87)	17.17	56.80	32.83
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.62 (f)	0.63	0.62	0.61	0.62	0.62
Net ratio of expenses to average net assets (%) (g)	0.54 (f)	0.55	0.54	0.53	0.54	0.54
Ratio of net investment income (loss) to average net assets (%)	(0.04) (f)	0.07	(0.02)	(0.26)	(0.04)	0.25
Portfolio turnover rate (%)	17 (e)	30	19	23	34	25
Net assets, end of period (in millions)	$1,863.9	$1,664.4	$1,300.2	$2,086.0	$2,134.3	$1,864.7

	Class B
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$13.62	$8.91	$20.17	$22.09	$15.98	$14.24
Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.02)	(0.02)	(0.03)	(0.11)	(0.05)	0.00 (b)
Net realized and unrealized gain (loss)	2.85	4.73	(7.70)	3.20	8.29	4.29
Total income (loss) from investment operations	2.83	4.71	(7.73)	3.09	8.24	4.29
Less Distributions
Distributions from net investment income	0.00	0.00	0.00	0.00	(0.00) (h)	(0.03)
Distributions from net realized capital gains	(1.87)	0.00	(3.53)	(5.01)	(2.13)	(2.52)
Distributions from return of capital	0.00	0.00	(0.00) (c)	0.00	0.00	0.00
Total distributions	(1.87)	0.00	(3.53)	(5.01)	(2.13)	(2.55)
Net Asset Value, End of Period	$14.58	$13.62	$8.91	$20.17	$22.09	$15.98
Total Return (%) (d)	20.96 (e)	52.86	(39.02)	16.91	56.37	32.49
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.87 (f)	0.88	0.87	0.86	0.87	0.87
Net ratio of expenses to average net assets (%) (g)	0.79 (f)	0.80	0.79	0.78	0.79	0.79
Ratio of net investment income (loss) to average net assets (%)	(0.29) (f)	(0.19)	(0.27)	(0.51)	(0.29)	0.00 (i)
Portfolio turnover rate (%)	17 (e)	30	19	23	34	25
Net assets, end of period (in millions)	$1,099.6	$990.1	$771.6	$1,270.2	$1,226.6	$921.5
Please see  following page for Financial Highlights footnote legend.
See accompanying notes to financial statements.
BHFTII-203

Brighthouse Funds Trust II
Jennison Growth Portfolio
Financial Highlights
Selected per share data
	Class E
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$14.01	$9.15	$20.55	$22.40	$16.17	$14.39
Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.01)	(0.01)	(0.02)	(0.09)	(0.04)	0.02
Net realized and unrealized gain (loss)	2.93	4.87	(7.85)	3.25	8.42	4.33
Total income (loss) from investment operations	2.92	4.86	(7.87)	3.16	8.38	4.35
Less Distributions
Distributions from net investment income	0.00	0.00	0.00	0.00	(0.02)	(0.05)
Distributions from net realized capital gains	(1.87)	0.00	(3.53)	(5.01)	(2.13)	(2.52)
Distributions from return of capital	0.00	0.00	(0.00) (c)	0.00	0.00	0.00
Total distributions	(1.87)	0.00	(3.53)	(5.01)	(2.15)	(2.57)
Net Asset Value, End of Period	$15.06	$14.01	$9.15	$20.55	$22.40	$16.17
Total Return (%) (d)	21.02 (e)	53.11	(38.98)	17.00	56.60	32.56
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.77 (f)	0.78	0.77	0.76	0.77	0.77
Net ratio of expenses to average net assets (%) (g)	0.69 (f)	0.70	0.69	0.68	0.69	0.69
Ratio of net investment income (loss) to average net assets (%)	(0.19) (f)	(0.08)	(0.17)	(0.41)	(0.19)	0.10
Portfolio turnover rate (%)	17 (e)	30	19	23	34	25
Net assets, end of period (in millions)	$15.8	$13.8	$9.9	$18.8	$20.6	$14.4

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Net investment income (loss) was less than $0.01.
(c)	Distributions from return of capital were less than $0.01.
(d)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(e)	Periods less than one year are not computed on an annualized basis.
(f)	Computed on an annualized basis.
(g)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements).
(h)	Distributions from net investment income were less than $0.01.
(i)	Ratio of net investment income (loss) to average net assets was less than 0.01%.
See accompanying notes to financial statements.
BHFTII-204

Brighthouse Funds Trust II
Loomis Sayles Small Cap Core Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—97.9% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 4.1%
AAR Corp. (a) (b)	13,025	$946,917
Cadre Holdings, Inc.	15,355	515,314
Hexcel Corp.	12,860	803,107
Kratos Defense & Security Solutions, Inc. (a)	52,039	1,041,300
Leonardo DRS, Inc. (a) (b)	96,615	2,464,649
Mercury Systems, Inc. (a) (b)	52,734	1,423,291
Moog, Inc. - Class A	34,935	5,844,625
V2X, Inc. (a)	49,236	2,361,359
		15,400,562
Automobile Components — 1.7%
Dorman Products, Inc. (a)	6,153	562,877
Fox Factory Holding Corp. (a) (b)	32,906	1,585,740
Garrett Motion, Inc. (a) (b)	267,036	2,293,839
Gentherm, Inc. (a)	11,385	561,508
Modine Manufacturing Co. (a)	7,597	761,143
Patrick Industries, Inc.	7,045	764,735
		6,529,842
Banks — 8.2%
Ameris Bancorp	66,238	3,335,083
Bancorp, Inc. (a) (b)	10,874	410,602
Cadence Bank	89,814	2,539,940
Home BancShares, Inc.	140,402	3,364,032
Hope Bancorp, Inc.	156,633	1,682,238
Pinnacle Financial Partners, Inc. (b)	38,411	3,074,417
Popular, Inc. (b)	41,204	3,643,670
Prosperity Bancshares, Inc.	50,858	3,109,458
SouthState Corp.	38,378	2,932,847
Wintrust Financial Corp.	41,429	4,083,242
WSFS Financial Corp. (b)	53,803	2,528,741
		30,704,270
Beverages — 0.2%
Vita Coco Co., Inc. (a) (b)	24,956	695,025
Biotechnology — 2.4%
Agios Pharmaceuticals, Inc. (a)	8,925	384,846
Alkermes PLC (a) (b)	76,666	1,847,651
Immunocore Holdings PLC (ADR) (a) (b)	5,991	203,035
Insmed, Inc. (a) (b)	13,346	894,182
Myriad Genetics, Inc. (a)	17,142	419,293
United Therapeutics Corp. (a)	10,180	3,242,839
Vericel Corp. (a) (b)	21,121	969,031
Xencor, Inc. (a)	18,289	346,211
Xenon Pharmaceuticals, Inc. (a)	13,109	511,120
		8,818,208
Building Products — 3.0%
AZEK Co., Inc. (a)	23,290	981,208
Griffon Corp. (b)	47,172	3,012,404
Janus International Group, Inc. (a) (b)	172,577	2,179,647
Quanex Building Products Corp.	70,929	1,961,187
UFP Industries, Inc.	28,506	3,192,672
		11,327,118
Security Description	Shares	Value
Capital Markets — 1.7%
Hamilton Lane, Inc. - Class A	9,713	$1,200,333
Piper Sandler Cos. (b)	3,621	833,446
PJT Partners, Inc. - Class A (b)	10,011	1,080,287
Stifel Financial Corp.	37,903	3,189,537
		6,303,603
Chemicals — 2.4%
Ashland, Inc.	20,758	1,961,423
Aspen Aerogels, Inc. (a)	26,197	624,798
Cabot Corp.	31,695	2,912,454
Ecovyst, Inc. (a) (b)	216,145	1,938,821
Hawkins, Inc. (b)	16,182	1,472,562
		8,910,058
Commercial Services & Supplies — 3.0%
ACV Auctions, Inc. - Class A (a) (b)	49,178	897,499
Casella Waste Systems, Inc. - Class A (a) (b)	13,842	1,373,403
CECO Environmental Corp. (a) (b)	78,993	2,278,948
Clean Harbors, Inc. (a)	12,793	2,893,137
Montrose Environmental Group, Inc. (a) (b)	14,861	662,206
VSE Corp.	33,986	3,000,284
		11,105,477
Construction & Engineering — 2.8%
Arcosa, Inc.	50,783	4,235,810
Construction Partners, Inc. - Class A (a) (b)	15,179	838,033
Limbach Holdings, Inc. (a)	28,630	1,629,906
MDU Resources Group, Inc.	111,863	2,807,761
Sterling Infrastructure, Inc. (a)	7,192	851,101
		10,362,611
Construction Materials — 0.9%
Knife River Corp. (a)	49,611	3,479,716
Consumer Staples Distribution & Retail — 0.7%
Andersons, Inc. (b)	51,187	2,538,875
Diversified Consumer Services — 0.2%
Grand Canyon Education, Inc. (a)	5,812	813,157
Electric Utilities — 0.6%
ALLETE, Inc.	33,428	2,084,236
Electrical Equipment — 0.5%
Atkore, Inc.	14,808	1,998,043
Electronic Equipment, Instruments & Components — 6.0%
Advanced Energy Industries, Inc. (b)	7,903	859,530
Bel Fuse, Inc. - Class B	41,504	2,707,721
Crane NXT Co. (b)	43,725	2,685,590
Itron, Inc. (a)	11,047	1,093,211
Littelfuse, Inc.	9,348	2,389,255
Novanta, Inc. (a)	5,628	917,983
TD SYNNEX Corp.	29,803	3,439,266
TTM Technologies, Inc. (a)	177,138	3,441,792
See accompanying notes to financial statements.
BHFTII-205

Brighthouse Funds Trust II
Loomis Sayles Small Cap Core Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Electronic Equipment, Instruments & Components—(Continued)
Vontier Corp.	132,300	$5,053,860
		22,588,208
Energy Equipment & Services — 6.3%
Cactus, Inc. - Class A (b)	19,753	1,041,773
Liberty Energy, Inc.	65,627	1,370,948
Newpark Resources, Inc. (a)	248,284	2,063,240
Noble Corp. PLC (b)	104,692	4,674,498
Oceaneering International, Inc. (a) (b)	32,408	766,773
Tidewater, Inc. (a)	46,851	4,460,684
Weatherford International PLC (a)	76,628	9,383,099
		23,761,015
Entertainment — 0.6%
Atlanta Braves Holdings, Inc. - Class C (a)	57,922	2,284,444
Financial Services — 3.1%
Euronet Worldwide, Inc. (a)	25,039	2,591,536
EVERTEC, Inc.	26,047	866,063
Federal Agricultural Mortgage Corp. - Class C (b)	22,831	4,128,301
International Money Express, Inc. (a)	97,840	2,038,986
WEX, Inc. (a)	11,361	2,012,488
		11,637,374
Food Products — 1.5%
J & J Snack Foods Corp. (b)	6,499	1,055,243
Nomad Foods Ltd.	122,895	2,025,309
Post Holdings, Inc. (a)	18,443	1,921,023
Simply Good Foods Co. (a)	19,501	704,571
		5,706,146
Health Care Equipment & Supplies — 4.0%
CONMED Corp. (b)	21,857	1,515,127
Glaukos Corp. (a) (b)	8,111	959,937
Haemonetics Corp. (a) (b)	30,242	2,501,921
Inmode Ltd. (a) (b)	65,641	1,197,292
Integer Holdings Corp. (a) (b)	5,697	659,656
iRhythm Technologies, Inc. (a)	7,355	791,692
Lantheus Holdings, Inc. (a)	31,250	2,509,062
LivaNova PLC (a)	10,680	585,478
Merit Medical Systems, Inc. (a)	14,244	1,224,272
PROCEPT BioRobotics Corp. (a) (b)	15,372	939,075
UFP Technologies, Inc. (a)	8,581	2,264,268
		15,147,780
Health Care Providers & Services — 3.1%
Acadia Healthcare Co., Inc. (a)	9,370	632,850
Ensign Group, Inc.	6,826	844,308
HealthEquity, Inc. (a) (b)	11,833	1,020,004
Option Care Health, Inc. (a)	118,293	3,276,716
Progyny, Inc. (a)	17,908	512,348
RadNet, Inc. (a)	17,449	1,028,095
Tenet Healthcare Corp. (a)	32,987	4,388,261
		11,702,582
Security Description	Shares	Value
Health Care Technology — 0.1%
Evolent Health, Inc. - Class A (a)	19,824	$379,035
Hotels, Restaurants & Leisure — 1.5%
Churchill Downs, Inc.	24,709	3,449,376
First Watch Restaurant Group, Inc. (a) (b)	20,809	365,406
Life Time Group Holdings, Inc. (a) (b)	45,491	856,596
Texas Roadhouse, Inc.	4,441	762,564
		5,433,942
Household Durables — 1.5%
Installed Building Products, Inc.	3,549	729,958
KB Home	37,894	2,659,401
Skyline Champion Corp. (a)	33,628	2,278,297
		5,667,656
Household Products — 0.3%
Spectrum Brands Holdings, Inc. (b)	14,553	1,250,539
Independent Power and Renewable Electricity Producers — 0.7%
Talen Energy Corp. (a)	23,219	2,577,773
Industrial REITs — 0.8%
STAG Industrial, Inc. (b)	79,648	2,872,107
Insurance — 3.0%
Baldwin Insurance Group, Inc. (a) (b)	31,242	1,108,154
Employers Holdings, Inc.	58,245	2,482,984
Enstar Group Ltd. (a)	6,718	2,053,693
Kemper Corp. (b)	39,719	2,356,528
Kinsale Capital Group, Inc.	1,294	498,552
Skyward Specialty Insurance Group, Inc. (a)	76,689	2,774,608
		11,274,519
IT Services — 0.1%
Couchbase, Inc. (a)	20,899	381,616
Leisure Products — 0.5%
Brunswick Corp.	26,438	1,923,893
Life Sciences Tools & Services — 0.3%
Medpace Holdings, Inc. (a)	3,032	1,248,729
Machinery — 4.5%
Albany International Corp. - Class A	37,557	3,171,689
Allison Transmission Holdings, Inc.	33,904	2,573,314
Atmus Filtration Technologies, Inc. (a)	75,258	2,165,925
Barnes Group, Inc.	42,302	1,751,726
Columbus McKinnon Corp.	45,830	1,582,968
ESCO Technologies, Inc.	8,431	885,592
Kadant, Inc.	13,411	3,939,884
RBC Bearings, Inc. (a)	3,393	915,363
		16,986,461
Marine Transportation — 0.5%
Genco Shipping & Trading Ltd.	95,247	2,029,714
See accompanying notes to financial statements.
BHFTII-206

Brighthouse Funds Trust II
Loomis Sayles Small Cap Core Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Media — 0.8%
Cable One, Inc. (b)	3,164	$1,120,056
John Wiley & Sons, Inc. - Class A	43,703	1,778,712
		2,898,768
Metals & Mining — 0.3%
ATI, Inc. (a) (b)	17,460	968,157
Office REITs — 0.8%
Equity Commonwealth (a)	110,536	2,144,398
Postal Realty Trust, Inc. - Class A	53,841	717,701
		2,862,099
Oil, Gas & Consumable Fuels — 4.6%
Antero Resources Corp. (a)	97,588	3,184,296
California Resources Corp.	48,140	2,562,011
Delek U.S. Holdings, Inc.	74,012	1,832,537
International Seaways, Inc.	48,478	2,866,504
Kosmos Energy Ltd. (a)	329,259	1,824,095
Magnolia Oil & Gas Corp. - Class A (b)	28,984	734,455
Northern Oil & Gas, Inc. (b)	114,217	4,245,446
		17,249,344
Personal Care Products — 1.5%
BellRing Brands, Inc. (a)	68,429	3,910,033
elf Beauty, Inc. (a) (b)	4,721	994,809
Inter Parfums, Inc.	6,462	749,786
		5,654,628
Pharmaceuticals — 2.2%
ANI Pharmaceuticals, Inc. (a)	36,524	2,325,848
Axsome Therapeutics, Inc. (a) (b)	5,342	430,031
Ligand Pharmaceuticals, Inc. (a)	5,128	432,085
Pacira BioSciences, Inc. (a) (b)	82,142	2,350,083
Supernus Pharmaceuticals, Inc. (a) (b)	102,687	2,746,877
		8,284,924
Professional Services — 2.7%
Alight, Inc. - Class A (a) (b)	344,550	2,542,779
Concentrix Corp. (b)	33,763	2,136,523
FTI Consulting, Inc. (a) (b)	3,150	678,919
Huron Consulting Group, Inc. (a)	6,615	651,578
ICF International, Inc.	4,978	739,034
KBR, Inc.	13,115	841,196
Korn Ferry	38,035	2,553,670
		10,143,699
Real Estate Management & Development — 0.7%
Colliers International Group, Inc.	23,447	2,617,858
Retail REITs — 0.6%
Agree Realty Corp. (b)	34,862	2,159,352
Semiconductors & Semiconductor Equipment — 2.4%
MACOM Technology Solutions Holdings, Inc. (a) (b)	15,459	1,723,215
MKS Instruments, Inc. (b)	24,906	3,252,225
Onto Innovation, Inc. (a)	6,020	1,321,751
Security Description	Shares	Value
Semiconductors & Semiconductor Equipment—(Continued)
Rambus, Inc. (a)	26,793	$1,574,357
Silicon Laboratories, Inc. (a) (b)	6,167	682,255
Veeco Instruments, Inc. (a)	10,608	495,500
		9,049,303
Software — 3.0%
Agilysys, Inc. (a)	9,474	986,622
Clearwater Analytics Holdings, Inc. - Class A (a)	33,941	628,587
HashiCorp, Inc. - Class A (a)	69,660	2,346,845
Intapp, Inc. (a)	22,819	836,773
JFrog Ltd. (a)	9,615	361,043
PagerDuty, Inc. (a) (b)	71,635	1,642,591
Procore Technologies, Inc. (a)	8,593	569,802
Tenable Holdings, Inc. (a)	17,434	759,774
Varonis Systems, Inc. (a) (b)	25,545	1,225,394
Vertex, Inc. - Class A (a)	31,808	1,146,678
Workiva, Inc. (a)	7,776	567,570
		11,071,679
Specialty Retail — 1.4%
Academy Sports & Outdoors, Inc.	34,779	1,851,982
Boot Barn Holdings, Inc. (a) (b)	22,347	2,881,199
Warby Parker, Inc. - Class A (a)	29,434	472,710
		5,205,891
Textiles, Apparel & Luxury Goods — 1.2%
Columbia Sportswear Co.	6,603	522,165
Crocs, Inc. (a)	25,374	3,703,082
Oxford Industries, Inc.	3,733	373,860
		4,599,107
Trading Companies & Distributors — 3.4%
Applied Industrial Technologies, Inc.	5,850	1,134,900
Beacon Roofing Supply, Inc. (a)	35,667	3,227,863
Custom Truck One Source, Inc. (a) (b)	148,425	645,649
Herc Holdings, Inc.	18,179	2,423,079
McGrath RentCorp (b)	21,954	2,339,199
MRC Global, Inc. (a)	171,565	2,214,904
SiteOne Landscape Supply, Inc. (a) (b)	5,154	625,747
		12,611,341
Water Utilities — 0.3%
Pure Cycle Corp. (a)	101,388	968,255
Wireless Telecommunication Services — 1.2%
U.S. Cellular Corp. (a) (b)	82,146	4,585,390
Total Common Stocks (Cost $262,258,129)		366,854,129

Escrow Shares—0.0%
Wireless Telecommunication Services — 0.0%
GCI Liberty, Inc. (a) (c) (d) (Cost $0)	39,365	0
See accompanying notes to financial statements.
BHFTII-207

Brighthouse Funds Trust II
Loomis Sayles Small Cap Core Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Short-Term Investments—2.4%

Security Description	Principal Amount*	Value

Repurchase Agreement—2.4%
Fixed Income Clearing Corp.
Repurchase Agreement dated 06/28/24 at 4.250%, due on 07/01/24, with a maturity value of $9,001,711; collateralized by U.S. Treasury Note at 4.875%, maturing 04/30/26, with a market value of $9,178,659	8,998,524	$8,998,524
Total Short-Term Investments (Cost $8,998,524)		8,998,524

Securities Lending Reinvestments (e)—3.6%
Repurchase Agreements—1.7%
Bank of Nova Scotia
Repurchase Agreement dated 06/28/24 at 5.310%, due on 07/01/24 with a maturity value of $325,927; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 08/06/24 - 05/15/50, and an aggregate market value of $332,299.	325,783	325,783
Repurchase Agreement dated 06/28/24 at 5.450%, due on 07/01/24 with a maturity value of $160,073; collateralized by various Common Stock with an aggregate market value of $178,422.	160,000	160,000
Repurchase Agreement dated 06/28/24 at 5.480%, due on 07/01/24 with a maturity value of $200,091; collateralized by various Common Stock with an aggregate market value of $223,028.	200,000	200,000
BofA Securities, Inc.
Repurchase Agreement dated 06/28/24 at 5.300%, due on 07/01/24 with a maturity value of $2,801,237; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 01/15/28 - 05/15/49, and an aggregate market value of $2,856,000.	2,800,000	2,800,000
National Bank of Canada
Repurchase Agreement dated 06/28/24 at 5.450%, due on 07/05/24 with a maturity value of $1,001,060; collateralized by various Common Stock with an aggregate market value of $1,115,485.	1,000,000	1,000,000
Repurchase Agreement dated 06/28/24 at 5.470%, due on 07/01/24 with a maturity value of $1,000,456; collateralized by various Common Stock with an aggregate market value of $1,115,501.	1,000,000	1,000,000
TD Prime Services LLC
Repurchase Agreement dated 06/28/24 at 5.420%, due on 07/01/24 with a maturity value of $1,000,452; collateralized by various Common Stock with an aggregate market value of $1,100,497.	1,000,000	1,000,000
		6,485,783

Security Description	Shares	Value

Mutual Funds—1.9%
AB Government Money Market, Institutional Class, 5.220% (f)	160,000	$160,000
Allspring Government Money Market Fund, Select Class, 5.250% (f)	800,000	800,000
BlackRock Liquidity Funds FedFund, Institutional Shares, 5.200% (f)	2,000,000	2,000,000
Fidelity Investments Money Market Government Portfolio, Class I, 5.210% (f)	800,000	800,000
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.220% (f)	800,000	800,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares, 5.230% (f)	500,000	500,000
STIT-Government & Agency Portfolio, Institutional Class, 5.230% (f)	2,000,000	2,000,000
		7,060,000
Total Securities Lending Reinvestments (Cost $13,545,783)		13,545,783
Total Investments—103.9% (Cost $284,802,436)		389,398,436
Other assets and liabilities (net)—(3.9)%		(14,747,106)
Net Assets—100.0%		$374,651,330

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of June 30, 2024, the market value of securities loaned was $43,097,267 and the collateral received consisted of cash in the amount of
$13,545,783 and non-cash collateral with a value of $30,687,801. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and
Liabilities.

(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of June 30, 2024, these securities represent 0.0% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	Represents investment of cash collateral received from securities on loan as of June 30, 2024.
(f)	The rate shown represents the annualized seven-day yield as of June 30, 2024.
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2024 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$53,020,817	$0	$73,832,860
See accompanying notes to financial statements.
BHFTII-208

Brighthouse Funds Trust II
Loomis Sayles Small Cap Core Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2024
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(13,545,783)	$—	$—	$—	$(13,545,783)
Gross amount of recognized liabilities for securities lending transactions					$(13,545,783)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$366,854,129	$—	$—	$366,854,129
Total Escrow Shares*	—	—	0	0
Total Short-Term Investments*	—	8,998,524	—	8,998,524
Securities Lending Reinvestments
Repurchase Agreements	—	6,485,783	—	6,485,783
Mutual Funds	7,060,000	—	—	7,060,000
Total Securities Lending Reinvestments	7,060,000	6,485,783	—	13,545,783
Total Investments	$373,914,129	$15,484,307	$0	$389,398,436
Collateral for Securities Loaned (Liability)	$—	$(13,545,783)	$—	$(13,545,783)

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended June 30, 2024 is not presented.
Tax Cost Basis
The cost basis of investments for federal income tax purposes at June 30, 2024 was as follows:
Cost basis of investments	$284,998,341
Gross unrealized appreciation	114,598,783
Gross unrealized (depreciation)	(10,198,688)
Net unrealized appreciation (depreciation)	$104,400,095
See accompanying notes to financial statements.
BHFTII-209

Brighthouse Funds Trust II
Loomis Sayles Small Cap Core Portfolio
Statement of Assets and Liabilities

June 30, 2024 (Unaudited)
Assets
Investments at value (a) (b)	$389,398,436
Cash	9,339
Receivable for:
Investments sold	290,324
Fund shares sold	222,916
Dividends and interest	200,268
Prepaid expenses	3,004
Total Assets	390,124,287
Liabilities
Collateral for securities loaned	13,545,783
Payable for:
Investments purchased	1,215,948
Fund shares redeemed	161,305
Accrued Expenses:
Management fees	249,685
Distribution and service fees	23,507
Deferred trustees’ fees	186,991
Other expenses	89,738
Total Liabilities	15,472,957
Net Assets	$374,651,330
Net Assets Consist of:
Paid in surplus	$248,667,635
Distributable earnings (Accumulated losses)	125,983,695
Net Assets	$374,651,330
Net Assets
Class A	$252,194,053
Class B	103,955,720
Class E	18,501,557
Capital Shares Outstanding*
Class A	1,101,213
Class B	510,657
Class E	86,181
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$229.01
Class B	203.57
Class E	214.68

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $284,802,436.
(b)	Includes securities loaned at value of $43,097,267.
Statement of Operations

Six Months Ended June 30, 2024 (Unaudited)
Investment Income
Dividends (a)	$1,899,716
Interest	141,526
Securities lending income	36,513
Total investment income	2,077,755
Expenses
Management fees	1,687,633
Administration fees	14,548
Custodian and accounting fees	25,589
Distribution and service fees—Class B	132,544
Distribution and service fees—Class E	14,089
Audit and tax services	24,379
Legal	22,509
Trustees’ fees and expenses	35,664
Shareholder reporting	20,408
Insurance	1,560
Miscellaneous	5,685
Total expenses	1,984,608
Less management fee waiver	(158,922)
Less broker commission recapture	(7,067)
Net expenses	1,818,619
Net Investment Income	259,136
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	21,538,113
Foreign currency transactions	(12)
Net realized gain (loss)	21,538,101
Net change in unrealized appreciation (depreciation) on investments	(409,383)
Net realized and unrealized gain (loss)	21,128,718
Net Increase (Decrease) in Net Assets From Operations	$21,387,854

(a)	Net of foreign withholding taxes of $5,807.
See accompanying notes to financial statements.
BHFTII-210

Brighthouse Funds Trust II
Loomis Sayles Small Cap Core Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$259,136	$548,104
Net realized gain (loss)	21,538,101	25,834,560
Net change in unrealized appreciation (depreciation)	(409,383)	31,936,592
Increase (decrease) in net assets from operations	21,387,854	58,319,256
From Distributions to Shareholders
Class A	(17,254,981)	(11,629,512)
Class B	(7,777,177)	(5,612,287)
Class E	(1,324,278)	(950,468)
Total distributions	(26,356,436)	(18,192,267)
Increase (decrease) in net assets from capital share transactions	1,969,289	(16,504,796)
Total increase (decrease) in net assets	(2,999,293)	23,622,193
Net Assets
Beginning of period	377,650,623	354,028,430
End of period	$374,651,330	$377,650,623

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023
	Shares	Value	Shares	Value
Class A
Sales	9,332	$2,212,090	17,888	$3,845,856
Reinvestments	75,211	17,254,981	54,730	11,629,512
Redemptions	(58,578)	(13,909,287)	(107,998)	(23,283,766)
Net increase (decrease)	25,965	$5,557,784	(35,380)	$(7,808,398)
Class B
Sales	4,505	$946,576	18,386	$3,566,377
Reinvestments	38,131	7,777,177	29,433	5,612,287
Redemptions	(55,420)	(11,905,636)	(84,249)	(16,416,445)
Net increase (decrease)	(12,784)	$(3,181,883)	(36,430)	$(7,237,781)
Class E
Sales	910	$208,616	1,488	$304,337
Reinvestments	6,157	1,324,278	4,750	950,468
Redemptions	(8,660)	(1,939,506)	(13,356)	(2,713,422)
Net increase (decrease)	(1,593)	$(406,612)	(7,118)	$(1,458,617)
Increase (decrease) derived from capital shares transactions		$1,969,289		$(16,504,796)
See accompanying notes to financial statements.
BHFTII-211

Brighthouse Funds Trust II
Loomis Sayles Small Cap Core Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$232.13	$207.66	$307.10	$267.73	$262.79	$233.39
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.26	0.50	0.73	0.04	0.54	0.60
Net realized and unrealized gain (loss)	13.33	34.78	(50.49)	57.96	24.46	56.79
Total income (loss) from investment operations	13.59	35.28	(49.76)	58.00	25.00	57.39
Less Distributions
Distributions from net investment income	(0.35)	(0.43)	0.00	(0.25)	(0.32)	(0.08)
Distributions from net realized capital gains	(16.36)	(10.38)	(49.68)	(18.38)	(19.74)	(27.91)
Total distributions	(16.71)	(10.81)	(49.68)	(18.63)	(20.06)	(27.99)
Net Asset Value, End of Period	$229.01	$232.13	$207.66	$307.10	$267.73	$262.79
Total Return (%) (b)	5.85 (c)	17.46	(15.06)	21.95	12.07	25.54
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.98 (d)	0.98	0.96	0.96	0.98	0.97
Net ratio of expenses to average net assets (%) (e)	0.90 (d)	0.89	0.88	0.87	0.90	0.90
Ratio of net investment income (loss) to average net assets (%)	0.22 (d)	0.23	0.31	0.01	0.24	0.23
Portfolio turnover rate (%)	14 (c)	28	31	29	35	31
Net assets, end of period (in millions)	$252.2	$249.6	$230.6	$291.6	$262.1	$254.6

	Class B
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$208.02	$187.19	$283.63	$248.88	$246.17	$220.60
Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.04)	(0.03)	0.13	(0.64)	(0.02)	(0.04)
Net realized and unrealized gain (loss)	11.95	31.24	(46.89)	53.77	22.47	53.52
Total income (loss) from investment operations	11.91	31.21	(46.76)	53.13	22.45	53.48
Less Distributions
Distributions from net realized capital gains	(16.36)	(10.38)	(49.68)	(18.38)	(19.74)	(27.91)
Total distributions	(16.36)	(10.38)	(49.68)	(18.38)	(19.74)	(27.91)
Net Asset Value, End of Period	$203.57	$208.02	$187.19	$283.63	$248.88	$246.17
Total Return (%) (b)	5.71 (c)	17.18	(15.28)	21.64	11.79	25.23
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.23 (d)	1.23	1.21	1.21	1.23	1.22
Net ratio of expenses to average net assets (%) (e)	1.15 (d)	1.14	1.13	1.12	1.15	1.15
Ratio of net investment income (loss) to average net assets (%)	(0.04) (d)	(0.02)	0.06	(0.23)	(0.01)	(0.02)
Portfolio turnover rate (%)	14 (c)	28	31	29	35	31
Net assets, end of period (in millions)	$104.0	$108.9	$104.8	$142.8	$143.4	$141.8
Please see  following page for Financial Highlights footnote legend.
See accompanying notes to financial statements.
BHFTII-212

Brighthouse Funds Trust II
Loomis Sayles Small Cap Core Portfolio
Financial Highlights
Selected per share data
	Class E
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$218.42	$195.97	$293.73	$256.93	$253.13	$225.95
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.07	0.17	0.35	(0.38)	0.19	0.21
Net realized and unrealized gain (loss)	12.55	32.76	(48.43)	55.56	23.35	54.88
Total income (loss) from investment operations	12.62	32.93	(48.08)	55.18	23.54	55.09
Less Distributions
Distributions from net investment income	0.00	(0.10)	0.00	0.00	0.00	0.00
Distributions from net realized capital gains	(16.36)	(10.38)	(49.68)	(18.38)	(19.74)	(27.91)
Total distributions	(16.36)	(10.48)	(49.68)	(18.38)	(19.74)	(27.91)
Net Asset Value, End of Period	$214.68	$218.42	$195.97	$293.73	$256.93	$253.13
Total Return (%) (b)	5.76 (c)	17.29	(15.19)	21.77	11.90	25.35
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.13 (d)	1.13	1.11	1.11	1.13	1.12
Net ratio of expenses to average net assets (%) (e)	1.05 (d)	1.04	1.03	1.02	1.05	1.05
Ratio of net investment income (loss) to average net assets (%)	0.06 (d)	0.08	0.16	(0.13)	0.09	0.08
Portfolio turnover rate (%)	14 (c)	28	31	29	35	31
Net assets, end of period (in millions)	$18.5	$19.2	$18.6	$24.8	$25.2	$24.8

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements).
See accompanying notes to financial statements.
BHFTII-213

Brighthouse Funds Trust II
Loomis Sayles Small Cap Growth Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—97.3% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 4.3%
AAR Corp. (a) (b)	60,356	$4,387,881
Cadre Holdings, Inc.	71,155	2,387,962
Hexcel Corp.	59,594	3,721,645
Kratos Defense & Security Solutions, Inc. (a)	241,144	4,825,292
		15,322,780
Automobile Components — 3.5%
Dorman Products, Inc. (a)	28,512	2,608,278
Gentherm, Inc. (a)	52,757	2,601,975
Modine Manufacturing Co. (a) (b)	35,202	3,526,888
Patrick Industries, Inc.	32,647	3,543,832
		12,280,973
Banks — 0.5%
Bancorp, Inc. (a)	50,548	1,908,692
Beverages — 0.9%
Vita Coco Co., Inc. (a) (b)	115,459	3,215,533
Biotechnology — 4.9%
Agios Pharmaceuticals, Inc. (a)	41,017	1,768,653
Immunocore Holdings PLC (ADR) (a) (b)	27,763	940,888
Insmed, Inc. (a) (b)	61,972	4,152,124
Myriad Genetics, Inc. (a)	79,008	1,932,536
Vericel Corp. (a)	97,873	4,490,413
Xencor, Inc. (a)	84,748	1,604,280
Xenon Pharmaceuticals, Inc. (a)	60,744	2,368,408
		17,257,302
Building Products — 1.3%
AZEK Co., Inc. (a)	107,922	4,546,754
Capital Markets — 4.1%
Hamilton Lane, Inc. - Class A	45,010	5,562,336
Piper Sandler Cos.	16,778	3,861,792
PJT Partners, Inc. - Class A (b)	46,388	5,005,729
		14,429,857
Chemicals — 0.8%
Aspen Aerogels, Inc. (a)	121,218	2,891,049
Commercial Services & Supplies — 3.8%
ACV Auctions, Inc. - Class A (a)	227,885	4,158,901
Casella Waste Systems, Inc. - Class A (a) (b)	64,143	6,364,269
Montrose Environmental Group, Inc. (a) (b)	68,798	3,065,639
		13,588,809
Construction & Engineering — 3.4%
Arcosa, Inc.	49,198	4,103,605
Construction Partners, Inc. - Class A (a) (b)	70,280	3,880,159
Sterling Infrastructure, Inc. (a) (b)	33,290	3,939,538
		11,923,302
Diversified Consumer Services — 1.1%
Grand Canyon Education, Inc. (a)	26,939	3,769,035
Security Description	Shares	Value
Electronic Equipment, Instruments & Components — 3.8%
Advanced Energy Industries, Inc.	36,621	$3,982,900
Itron, Inc. (a) (b)	51,191	5,065,862
Novanta, Inc. (a)	26,076	4,253,256
		13,302,018
Energy Equipment & Services — 5.2%
Cactus, Inc. - Class A (b)	91,531	4,827,345
Noble Corp. PLC (b)	68,585	3,062,320
Oceaneering International, Inc. (a)	150,175	3,553,141
Weatherford International PLC (a)	56,289	6,892,588
		18,335,394
Financial Services — 1.1%
EVERTEC, Inc.	120,699	4,013,242
Food Products — 0.9%
Simply Good Foods Co. (a)	90,378	3,265,357
Health Care Equipment & Supplies — 6.8%
Glaukos Corp. (a) (b)	37,584	4,448,066
Integer Holdings Corp. (a) (b)	26,400	3,056,856
iRhythm Technologies, Inc. (a)	34,080	3,668,371
LivaNova PLC (a)	49,492	2,713,152
Merit Medical Systems, Inc. (a)	66,003	5,672,958
PROCEPT BioRobotics Corp. (a) (b)	71,234	4,351,685
		23,911,088
Health Care Providers & Services — 6.3%
Acadia Healthcare Co., Inc. (a)	43,417	2,932,384
Ensign Group, Inc. (b)	31,630	3,912,315
HealthEquity, Inc. (a) (b)	54,833	4,726,605
Option Care Health, Inc. (a)	133,414	3,695,568
Progyny, Inc. (a) (b)	82,982	2,374,115
RadNet, Inc. (a)	80,856	4,764,035
		22,405,022
Health Care Technology — 0.5%
Evolent Health, Inc. - Class A (a)	90,741	1,734,968
Hotels, Restaurants & Leisure — 2.6%
First Watch Restaurant Group, Inc. (a) (b)	96,428	1,693,276
Life Time Group Holdings, Inc. (a) (b)	210,802	3,969,401
Texas Roadhouse, Inc.	20,586	3,534,822
		9,197,499
Household Durables — 0.9%
Installed Building Products, Inc.	16,444	3,382,202
Insurance — 2.1%
Baldwin Insurance Group, Inc. (a) (b)	144,769	5,134,957
Kinsale Capital Group, Inc.	5,994	2,309,368
		7,444,325
IT Services — 0.5%
Couchbase, Inc. (a)	96,843	1,768,353
See accompanying notes to financial statements.
BHFTII-214

Brighthouse Funds Trust II
Loomis Sayles Small Cap Growth Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Life Sciences Tools & Services — 1.6%
Medpace Holdings, Inc. (a)	14,049	$5,786,081
Machinery — 3.5%
Albany International Corp. - Class A	47,391	4,002,170
ESCO Technologies, Inc.	39,041	4,100,867
RBC Bearings, Inc. (a) (b)	15,721	4,241,211
		12,344,248
Metals & Mining — 1.3%
ATI, Inc. (a) (b)	80,908	4,486,349
Oil, Gas & Consumable Fuels — 1.0%
Magnolia Oil & Gas Corp. - Class A (b)	134,306	3,403,314
Personal Care Products — 3.7%
BellRing Brands, Inc. (a)	85,430	4,881,470
elf Beauty, Inc. (a) (b)	21,876	4,609,711
Inter Parfums, Inc.	29,944	3,474,402
		12,965,583
Pharmaceuticals — 1.9%
Axsome Therapeutics, Inc. (a) (b)	24,753	1,992,616
Ligand Pharmaceuticals, Inc. (a)	23,764	2,002,355
Supernus Pharmaceuticals, Inc. (a) (b)	107,881	2,885,817
		6,880,788
Professional Services — 3.8%
FTI Consulting, Inc. (a)	14,597	3,146,091
Huron Consulting Group, Inc. (a)	30,653	3,019,321
ICF International, Inc.	23,067	3,424,527
KBR, Inc.	60,771	3,897,852
		13,487,791
Semiconductors & Semiconductor Equipment — 6.0%
MACOM Technology Solutions Holdings, Inc. (a) (b)	71,635	7,985,153
Onto Innovation, Inc. (a)	27,897	6,125,065
Rambus, Inc. (a)	31,342	1,841,656
Silicon Laboratories, Inc. (a) (b)	28,579	3,161,695
Veeco Instruments, Inc. (a) (b)	49,157	2,296,124
		21,409,693
Software — 9.3%
Agilysys, Inc. (a)	43,896	4,571,329
Clearwater Analytics Holdings, Inc. - Class A (a) (b)	157,278	2,912,788
Intapp, Inc. (a)	105,743	3,877,596
JFrog Ltd. (a)	44,555	1,673,040
Procore Technologies, Inc. (a)	39,818	2,640,332
Tenable Holdings, Inc. (a)	80,787	3,520,697
Varonis Systems, Inc. (a) (b)	118,371	5,678,257
Vertex, Inc. - Class A (a) (b)	147,392	5,313,482
Workiva, Inc. (a)	36,032	2,629,976
		32,817,497
Specialty Retail — 2.0%
Boot Barn Holdings, Inc. (a) (b)	37,490	4,833,586
Security Description	Shares/ Principal Amount*	Value
Specialty Retail—(Continued)
Warby Parker, Inc. - Class A (a)	135,321	$2,173,255
		7,006,841
Textiles, Apparel & Luxury Goods — 1.2%
Columbia Sportswear Co. (b)	30,600	2,419,848
Oxford Industries, Inc. (b)	17,294	1,731,994
		4,151,842
Trading Companies & Distributors — 2.7%
Applied Industrial Technologies, Inc.	27,107	5,258,758
McGrath RentCorp (b)	14,825	1,579,604
SiteOne Landscape Supply, Inc. (a)	23,883	2,899,635
		9,737,997
Total Common Stocks (Cost $267,410,158)		344,371,578

Short-Term Investments—3.2%
Repurchase Agreement—3.2%
Fixed Income Clearing Corp.
Repurchase Agreement dated 06/28/24 at 4.250%, due on 07/01/24, with a maturity value of $11,214,757; collateralized by U.S. Treasury Note at 4.875%, maturing 04/30/26, with a market value of $11,435,136	11,210,787	11,210,787
Total Short-Term Investments (Cost $11,210,787)		11,210,787

Securities Lending Reinvestments (c)—4.3%
Repurchase Agreements—2.7%
Bank of Nova Scotia
Repurchase Agreement dated 06/28/24 at 5.310%, due on 07/01/24 with a maturity value of $1,228,634; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 08/06/24 - 05/15/50, and an aggregate market value of $1,252,654	1,228,091	1,228,091
Repurchase Agreement dated 06/28/24 at 5.450%, due on 07/01/24 with a maturity value of $1,000,454; collateralized by various Common Stock with an aggregate market value of $1,115,138	1,000,000	1,000,000
Repurchase Agreement dated 06/28/24 at 5.480%, due on 07/01/24 with a maturity value of $1,500,685; collateralized by various Common Stock with an aggregate market value of $1,672,707	1,500,000	1,500,000
BofA Securities, Inc.
Repurchase Agreement dated 06/28/24 at 5.300%, due on 07/01/24 with a maturity value of $3,001,325; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 01/15/28 - 05/15/49, and an aggregate market value of $3,060,000	3,000,000	3,000,000
National Bank of Canada
Repurchase Agreement dated 06/28/24 at 5.470%, due on 07/01/24 with a maturity value of $1,000,456; collateralized by various Common Stock with an aggregate market value of $1,115,501	1,000,000	1,000,000
See accompanying notes to financial statements.
BHFTII-215

Brighthouse Funds Trust II
Loomis Sayles Small Cap Growth Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Securities Lending Reinvestments (c)—(Continued)
Security Description	Principal Amount*/ Shares	Value
Repurchase Agreements—(Continued)
NBC Global Finance Ltd.
Repurchase Agreement dated 06/28/24 at 5.490%, due on 07/01/24 with a maturity value of $700,320; collateralized by various Common Stock with an aggregate market value of $780,853	700,000	$700,000
Societe Generale
Repurchase Agreement dated 06/28/24 at 5.420%, due on 07/01/24 with a maturity value of $1,000,452; collateralized by various Common Stock with an aggregate market value of $1,113,127	1,000,000	1,000,000
TD Prime Services LLC
Repurchase Agreement dated 06/28/24 at 5.420%, due on 07/01/24 with a maturity value of $200,090; collateralized by various Common Stock with an aggregate market value of $220,099	200,000	200,000
		9,628,091

Mutual Funds—1.6%
AB Government Money Market, Institutional Class, 5.220% (d)	5,000	5,000
Allspring Government Money Market Fund, Select Class, 5.250% (d)	50,000	50,000
BlackRock Liquidity Funds FedFund, Institutional Shares, 5.200% (d)	2,000,000	2,000,000
Fidelity Investments Money Market Government Portfolio, Class I, 5.210% (d)	500,000	500,000
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.220% (d)	500,000	500,000
Security Description	Shares	Value
Mutual Funds—(Continued)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.250% (d)	500,000	$500,000
STIT-Government & Agency Portfolio, Institutional Class, 5.230% (d)	2,000,000	2,000,000
		5,555,000
Total Securities Lending Reinvestments (Cost $15,183,091)		15,183,091
Total Investments—104.8% (Cost $293,804,036)		370,765,456
Other assets and liabilities (net)—(4.8)%		(16,998,402)
Net Assets—100.0%		$353,767,054

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of June 30, 2024, the market value of securities loaned was $64,350,790 and the collateral received consisted of cash in the amount of
$15,183,091 and non-cash collateral with a value of $50,702,475. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and
Liabilities.

(c)	Represents investment of cash collateral received from securities on loan as of June 30, 2024.
(d)	The rate shown represents the annualized seven-day yield as of June 30, 2024.
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2024 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$61,727,111	$0	$113,739,917
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2024
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(15,183,091)	$—	$—	$—	$(15,183,091)
Gross amount of recognized liabilities for securities lending transactions					$(15,183,091)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$344,371,578	$—	$—	$344,371,578
Total Short-Term Investments*	—	11,210,787	—	11,210,787
See accompanying notes to financial statements.
BHFTII-216

Brighthouse Funds Trust II
Loomis Sayles Small Cap Growth Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Securities Lending Reinvestments
Repurchase Agreements	$—	$9,628,091	$—	$9,628,091
Mutual Funds	5,555,000	—	—	5,555,000
Total Securities Lending Reinvestments	5,555,000	9,628,091	—	15,183,091
Total Investments	$349,926,578	$20,838,878	$—	$370,765,456
Collateral for Securities Loaned (Liability)	$—	$(15,183,091)	$—	$(15,183,091)

*	See Schedule of Investments for additional detailed categorizations.
Tax Cost Basis
The cost basis of investments for federal income tax purposes at June 30, 2024 was as follows:
Cost basis of investments	$294,374,252
Gross unrealized appreciation	87,897,060
Gross unrealized (depreciation)	(11,505,856)
Net unrealized appreciation (depreciation)	$76,391,204
See accompanying notes to financial statements.
BHFTII-217

Brighthouse Funds Trust II
Loomis Sayles Small Cap Growth Portfolio
Statement of Assets and Liabilities

June 30, 2024 (Unaudited)
Assets
Investments at value (a) (b)	$370,765,456
Cash	15,204
Receivable for:
Investments sold	195,673
Fund shares sold	37,469
Dividends and interest	58,345
Prepaid expenses	2,772
Total Assets	371,074,919
Liabilities
Collateral for securities loaned	15,183,091
Payable for:
Investments purchased	1,095,559
Fund shares redeemed	528,544
Accrued Expenses:
Management fees	231,808
Distribution and service fees	10,524
Deferred trustees’ fees	187,234
Other expenses	71,105
Total Liabilities	17,307,865
Net Assets	$353,767,054
Net Assets Consist of:
Paid in surplus	$253,490,535
Distributable earnings (Accumulated losses)	100,276,519
Net Assets	$353,767,054
Net Assets
Class A	$299,906,268
Class B	48,339,257
Class E	5,521,529
Capital Shares Outstanding*
Class A	26,822,092
Class B	5,179,310
Class E	545,508
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$11.18
Class B	9.33
Class E	10.12

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $293,804,036.
(b)	Includes securities loaned at value of $64,350,790.
Statement of Operations

Six Months Ended June 30, 2024 (Unaudited)
Investment Income
Dividends	$656,238
Interest	177,904
Securities lending income	38,067
Total investment income	872,209
Expenses
Management fees	1,660,552
Administration fees	14,438
Custodian and accounting fees	19,387
Distribution and service fees—Class B	60,297
Distribution and service fees—Class E	4,164
Audit and tax services	24,379
Legal	22,509
Trustees’ fees and expenses	35,664
Shareholder reporting	12,412
Insurance	1,606
Miscellaneous	5,599
Total expenses	1,861,007
Less management fee waiver	(174,560)
Less broker commission recapture	(9,321)
Net expenses	1,677,126
Net Investment Loss	(804,917)
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investments	24,965,413
Net change in unrealized appreciation (depreciation) on investments	(1,386,880)
Net realized and unrealized gain (loss)	23,578,533
Net Increase (Decrease) in Net Assets From Operations	$22,773,616
See accompanying notes to financial statements.
BHFTII-218

Brighthouse Funds Trust II
Loomis Sayles Small Cap Growth Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$(804,917)	$(1,652,347)
Net realized gain (loss)	24,965,413	3,808,749
Net change in unrealized appreciation (depreciation)	(1,386,880)	40,238,157
Increase (decrease) in net assets from operations	22,773,616	42,394,559
From Distributions to Shareholders
Class A	(2,721,716)	0
Class B	(524,755)	0
Class E	(56,341)	0
Total distributions	(3,302,812)	0
Increase (decrease) in net assets from capital share transactions	(42,907,426)	(30,684,639)
Total increase (decrease) in net assets	(23,436,622)	11,709,920
Net Assets
Beginning of period	377,203,676	365,493,756
End of period	$353,767,054	$377,203,676

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023
	Shares	Value	Shares	Value
Class A
Sales	111,706	$1,222,001	450,943	$4,516,592
Reinvestments	243,663	2,721,716	0	0
Redemptions	(3,919,375)	(43,659,588)	(2,868,964)	(29,515,537)
Net increase (decrease)	(3,564,006)	$(39,715,871)	(2,418,021)	$(24,998,945)
Class B
Sales	101,997	$938,405	224,310	$1,873,361
Reinvestments	56,304	524,755	0	0
Redemptions	(474,404)	(4,332,567)	(841,749)	(7,058,831)
Net increase (decrease)	(316,103)	$(2,869,407)	(617,439)	$(5,185,470)
Class E
Sales	4,018	$39,574	8,725	$78,288
Reinvestments	5,573	56,341	0	0
Redemptions	(41,951)	(418,063)	(64,791)	(578,512)
Net increase (decrease)	(32,360)	$(322,148)	(56,066)	$(500,224)
Increase (decrease) derived from capital shares transactions		$(42,907,426)		$(30,684,639)
See accompanying notes to financial statements.
BHFTII-219

Brighthouse Funds Trust II
Loomis Sayles Small Cap Growth Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$10.62	$9.49	$16.30	$16.31	$14.03	$13.19
Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.02)	(0.04)	(0.05)	(0.09)	(0.07)	(0.06)
Net realized and unrealized gain (loss)	0.68	1.17	(3.96)	1.65	4.16	3.41
Total income (loss) from investment operations	0.66	1.13	(4.01)	1.56	4.09	3.35
Less Distributions
Distributions from net realized capital gains	(0.10)	0.00	(2.80)	(1.57)	(1.81)	(2.51)
Distributions from return of capital	0.00	0.00	(0.00) (b)	0.00	0.00	0.00
Total distributions	(0.10)	0.00	(2.80)	(1.57)	(1.81)	(2.51)
Net Asset Value, End of Period	$11.18	$10.62	$9.49	$16.30	$16.31	$14.03
Total Return (%) (c)	6.23 (d)	11.91	(22.96)	10.00	34.34	26.88
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.97 (e)	0.97	0.95	0.95	0.97	0.98
Net ratio of expenses to average net assets (%) (f)	0.88 (e)	0.87	0.86	0.86	0.88	0.89
Ratio of net investment income (loss) to average net assets (%)	(0.40) (e)	(0.42)	(0.43)	(0.57)	(0.52)	(0.45)
Portfolio turnover rate (%)	17 (d)	36	33	44	57	47
Net assets, end of period (in millions)	$299.9	$322.8	$311.3	$416.3	$428.9	$283.4

	Class B
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$8.89	$7.97	$14.35	$14.57	$12.76	$12.22
Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.03)	(0.06)	(0.06)	(0.12)	(0.09)	(0.09)
Net realized and unrealized gain (loss)	0.57	0.98	(3.52)	1.47	3.71	3.14
Total income (loss) from investment operations	0.54	0.92	(3.58)	1.35	3.62	3.05
Less Distributions
Distributions from net realized capital gains	(0.10)	0.00	(2.80)	(1.57)	(1.81)	(2.51)
Distributions from return of capital	0.00	0.00	(0.00) (b)	0.00	0.00	0.00
Total distributions	(0.10)	0.00	(2.80)	(1.57)	(1.81)	(2.51)
Net Asset Value, End of Period	$9.33	$8.89	$7.97	$14.35	$14.57	$12.76
Total Return (%) (c)	6.10 (d)	11.54	(23.10)	9.74	34.04	26.51
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.22 (e)	1.22	1.20	1.20	1.22	1.23
Net ratio of expenses to average net assets (%) (f)	1.13 (e)	1.12	1.11	1.11	1.13	1.14
Ratio of net investment income (loss) to average net assets (%)	(0.65) (e)	(0.67)	(0.68)	(0.81)	(0.78)	(0.70)
Portfolio turnover rate (%)	17 (d)	36	33	44	57	47
Net assets, end of period (in millions)	$48.3	$48.9	$48.7	$69.6	$73.3	$63.8
Please see  following page for Financial Highlights footnote legend.
See accompanying notes to financial statements.
BHFTII-220

Brighthouse Funds Trust II
Loomis Sayles Small Cap Growth Portfolio
Financial Highlights
Selected per share data
	Class E
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$9.63	$8.62	$15.19	$15.32	$13.31	$12.64
Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.03)	(0.05)	(0.06)	(0.11)	(0.08)	(0.08)
Net realized and unrealized gain (loss)	0.62	1.06	(3.71)	1.55	3.90	3.26
Total income (loss) from investment operations	0.59	1.01	(3.77)	1.44	3.82	3.18
Less Distributions
Distributions from net realized capital gains	(0.10)	0.00	(2.80)	(1.57)	(1.81)	(2.51)
Distributions from return of capital	0.00	0.00	(0.00) (b)	0.00	0.00	0.00
Total distributions	(0.10)	0.00	(2.80)	(1.57)	(1.81)	(2.51)
Net Asset Value, End of Period	$10.12	$9.63	$8.62	$15.19	$15.32	$13.31
Total Return (%) (c)	6.15 (d)	11.72	(23.07)	9.86	34.15	26.68
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.12 (e)	1.12	1.10	1.10	1.12	1.13
Net ratio of expenses to average net assets (%) (f)	1.03 (e)	1.02	1.01	1.01	1.03	1.04
Ratio of net investment income (loss) to average net assets (%)	(0.55) (e)	(0.56)	(0.58)	(0.70)	(0.68)	(0.60)
Portfolio turnover rate (%)	17 (d)	36	33	44	57	47
Net assets, end of period (in millions)	$5.5	$5.6	$5.5	$7.9	$8.4	$7.4

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Distributions from return of capital were less than $0.01.
(c)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(d)	Periods less than one year are not computed on an annualized basis.
(e)	Computed on an annualized basis.
(f)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements).
See accompanying notes to financial statements.
BHFTII-221

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
U.S. Treasury & Government Agencies—70.0% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed — 26.3%
Federal Home Loan Mortgage Corp.
1.500%, 03/01/36	1,313,276	$1,125,367
1.500%, 05/01/36	3,445,598	2,950,992
1.500%, 01/01/42	2,555,505	2,057,012
1.500%, 03/01/51	805,740	601,751
1.500%, 04/01/51	4,068,711	3,038,323
2.000%, 10/01/35	2,009,092	1,780,257
2.000%, 11/01/35	1,602,700	1,419,536
2.000%, 06/01/36	675,630	595,042
2.000%, 03/01/41	1,803,652	1,512,858
2.000%, 12/01/41	2,449,403	2,049,383
2.000%, 10/01/50	3,437,780	2,710,577
2.000%, 11/01/50	3,551,467	2,799,254
2.000%, 12/01/50	5,803,508	4,572,730
2.000%, 01/01/51	8,821,838	6,948,558
2.000%, 02/01/51	3,723,117	2,931,520
2.000%, 05/01/51	5,132,014	4,033,556
2.000%, 06/01/51	1,621,511	1,274,002
2.000%, 07/01/51	4,933,053	3,874,506
2.000%, 08/01/51	4,066,104	3,192,487
2.000%, 12/01/51	4,324,375	3,390,577
2.500%, 12/01/27	163,253	156,853
2.500%, 04/01/28	316,265	303,401
2.500%, 12/01/29	486,946	461,245
2.500%, 01/01/32	1,346,082	1,252,891
2.500%, 08/01/35	1,023,549	929,679
2.500%, 02/01/41	1,321,960	1,145,250
2.500%, 03/01/50	1,454,674	1,200,475
2.500%, 07/01/50	3,823,360	3,150,510
2.500%, 09/01/50	2,642,288	2,175,652
2.500%, 10/01/50	2,143,983	1,764,686
2.500%, 12/01/50	2,956,961	2,432,006
2.500%, 04/01/51	2,510,981	2,062,407
2.500%, 07/01/51	5,390,711	4,422,682
2.500%, 08/01/51	3,775,072	3,096,001
2.500%, 12/01/51	2,091,369	1,712,578
3.000%, 03/01/27	110,947	108,062
3.000%, 05/01/27	159,001	154,484
3.000%, 11/01/28	267,327	257,634
3.000%, 10/01/32	343,901	323,469
3.000%, 04/01/33	658,442	617,965
3.000%, 03/01/35	587,679	548,570
3.000%, 02/01/37	764,952	705,003
3.000%, 10/01/42	826,635	733,958
3.000%, 01/01/43	574,985	510,789
3.000%, 03/01/43	548,944	487,656
3.000%, 04/01/43	1,256,861	1,115,158
3.000%, 06/01/43	908,457	805,786
3.000%, 06/01/45	893,078	783,150
3.000%, 06/01/46	881,485	771,036
3.000%, 11/01/46	994,497	869,889
3.000%, 01/01/47	1,759,324	1,538,885
3.000%, 01/01/48	380,314	331,812
3.000%, 09/01/49	844,349	728,476
3.000%, 12/01/49	1,095,080	944,799
3.000%, 02/01/50	558,722	482,047
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal Home Loan Mortgage Corp.
3.000%, 04/01/50	993,495	$856,261
3.000%, 05/01/50	940,935	810,671
3.000%, 07/01/50	834,941	718,834
3.000%, 11/01/50	897,518	771,599
3.000%, 11/01/52	1,385,902	1,178,667
3.500%, 12/01/25	58,755	57,854
3.500%, 05/01/26	23,921	23,521
3.500%, 09/01/30	513,660	494,348
3.500%, 04/01/32	377,663	361,837
3.500%, 01/01/42	271,992	248,870
3.500%, 03/01/42	253,964	232,294
3.500%, 02/01/43	444,537	406,607
3.500%, 05/01/43	656,197	600,102
3.500%, 06/01/43	371,743	340,020
3.500%, 06/01/44	310,469	282,205
3.500%, 10/01/44	409,315	372,052
3.500%, 12/01/44	478,717	435,136
3.500%, 05/01/45	630,554	571,776
3.500%, 11/01/45	609,144	552,361
3.500%, 12/01/45	374,938	339,987
3.500%, 03/01/46	1,076,445	973,841
3.500%, 06/01/47	490,733	442,514
3.500%, 08/01/47	317,354	286,171
3.500%, 10/01/47	439,954	396,205
3.500%, 11/01/47	428,527	386,420
3.500%, 04/01/49	295,620	264,794
3.500%, 05/01/49	188,530	168,870
3.500%, 10/01/49	401,464	359,600
3.500%, 03/01/50	536,871	480,887
3.500%, 06/01/50	1,031,815	922,927
3.500%, 08/01/50	1,546,040	1,382,587
4.000%, 05/01/25	18,134	17,969
4.000%, 08/01/25	11,467	11,344
4.000%, 10/01/25	15,470	15,289
4.000%, 01/01/31	142,523	138,860
4.000%, 08/01/31	164,599	160,244
4.000%, 06/01/39	157,080	148,595
4.000%, 12/01/39	311,220	294,447
4.000%, 11/01/40	219,817	207,875
4.000%, 04/01/41	268,820	253,461
4.000%, 09/01/41	233,354	220,021
4.000%, 10/01/41	647,847	610,905
4.000%, 11/01/41	175,020	165,020
4.000%, 07/01/44	514,294	481,680
4.000%, 10/01/44	400,495	375,098
4.000%, 07/01/45	629,511	588,676
4.000%, 01/01/46	577,969	540,477
4.000%, 02/01/46	323,921	302,909
4.000%, 06/01/47	521,617	485,434
4.000%, 10/01/47	280,141	260,709
4.000%, 11/01/47	262,472	244,265
4.000%, 03/01/48	414,993	386,206
4.000%, 05/01/48	191,836	178,439
4.000%, 10/01/48	210,759	196,041
4.000%, 11/01/48	255,663	237,809
See accompanying notes to financial statements.
BHFTII-222

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal Home Loan Mortgage Corp.
4.000%, 01/01/49	152,163	$141,537
4.000%, 02/01/49	145,239	134,910
4.000%, 06/01/49	289,256	268,320
4.000%, 03/01/54	983,228	899,355
4.500%, 05/01/29	29,781	29,346
4.500%, 10/01/35	84,125	82,111
4.500%, 06/01/38	119,825	116,957
4.500%, 02/01/39	70,575	68,671
4.500%, 03/01/39	114,411	111,316
4.500%, 04/01/39	122,345	119,053
4.500%, 09/01/39	140,514	136,733
4.500%, 10/01/39	331,097	322,187
4.500%, 11/01/39	88,397	86,019
4.500%, 01/01/40	112,181	109,162
4.500%, 05/01/40	136,535	132,777
4.500%, 11/01/40	200,739	195,215
4.500%, 02/01/41	46,063	44,748
4.500%, 05/01/41	135,093	131,239
4.500%, 06/01/41	84,785	82,366
4.500%, 12/01/43	175,467	169,913
4.500%, 12/01/45	247,473	239,619
4.500%, 08/01/47	375,238	360,851
4.500%, 08/01/48	150,008	143,744
4.500%, 10/01/48	268,577	257,360
4.500%, 12/01/48	167,636	160,635
4.500%, 01/01/49	143,554	137,385
4.500%, 11/01/53	970,952	914,951
5.000%, 03/01/27	6,513	6,474
5.000%, 10/01/33	98,326	97,586
5.000%, 03/01/34	19,687	19,546
5.000%, 08/01/35	115,000	114,137
5.000%, 09/01/35	37,234	36,954
5.000%, 10/01/35	6,236	6,189
5.000%, 01/01/36	80,469	79,865
5.000%, 04/01/38	65,979	65,662
5.000%, 11/01/39	295,557	293,874
5.000%, 05/01/40	322,822	320,949
5.500%, 06/01/34	28,846	29,185
5.500%, 10/01/35	43,753	44,359
5.500%, 01/01/36	70,279	71,252
5.500%, 12/01/37	78,461	79,537
5.500%, 04/01/38	26,694	27,094
5.500%, 07/01/38	45,333	46,012
6.000%, 11/01/28	755	761
6.000%, 12/01/28	807	818
6.000%, 04/01/29	527	533
6.000%, 06/01/31	809	824
6.000%, 07/01/31	145	148
6.000%, 09/01/31	25,062	25,542
6.000%, 11/01/32	5,319	5,463
6.000%, 11/01/35	21,084	21,758
6.000%, 02/01/36	34,716	35,831
6.000%, 08/01/36	14,944	15,485
6.000%, 01/01/37	19,802	20,518
6.500%, 02/01/30	1,950	2,003
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal Home Loan Mortgage Corp.
6.500%, 08/01/31	1,924	$1,981
6.500%, 11/01/31	4,069	4,190
6.500%, 03/01/32	80,373	83,090
6.500%, 04/01/32	45,240	46,778
6.500%, 11/01/37	23,784	25,023
6.500%, 04/01/53	839,014	853,554
7.000%, 12/01/27	186	189
7.000%, 11/01/28	290	298
7.000%, 04/01/29	619	640
7.000%, 05/01/29	160	167
7.000%, 07/01/29	82	85
7.000%, 01/01/31	26,009	27,052
7.500%, 10/01/27	1,324	1,350
7.500%, 10/01/29	2,097	2,190
7.500%, 05/01/30	3,545	3,662
8.000%, 02/01/27	362	368
8.000%, 10/01/28	640	656
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.519%, 07/25/29	2,250,000	2,028,182
2.785%, 06/25/29	1,800,000	1,646,244
3.194%, 07/25/27	685,000	651,856
3.780%, 10/25/28 (a)	4,000,000	3,833,041
3.920%, 09/25/28 (a)	2,900,000	2,799,587
3.926%, 07/25/28 (a)	2,500,000	2,415,037
Federal National Mortgage Association
1.500%, 04/01/36	1,361,966	1,166,775
1.500%, 05/01/36	1,389,227	1,189,807
1.500%, 09/01/36	1,491,951	1,276,405
1.500%, 11/01/36	2,315,080	1,979,544
1.500%, 03/01/51	3,242,345	2,421,482
1.500%, 04/01/51	4,104,650	3,065,160
1.500%, 10/01/51	868,051	647,816
2.000%, 11/01/35	5,247,933	4,648,175
2.000%, 12/01/35	1,119,560	991,181
2.000%, 09/01/36	3,560,984	3,134,587
2.000%, 12/01/36	2,270,016	1,997,152
2.000%, 02/01/37	767,884	675,345
2.000%, 02/01/41	2,108,463	1,769,492
2.000%, 06/01/41	1,927,139	1,615,095
2.000%, 10/01/50	8,966,001	7,069,399
2.000%, 11/01/50	7,063,594	5,567,499
2.000%, 12/01/50	3,597,515	2,834,573
2.000%, 01/01/51	8,837,840	6,961,162
2.000%, 02/01/51	3,736,899	2,942,371
2.000%, 04/01/51	3,133,997	2,464,045
2.000%, 05/01/51	3,997,146	3,141,596
2.000%, 06/01/51	2,439,849	1,916,961
2.000%, 09/01/51	4,195,559	3,292,990
2.000%, 10/01/51	3,394,500	2,663,338
2.000%, 11/01/51	1,715,554	1,345,565
2.000%, 12/01/51	4,327,906	3,393,346
2.500%, 12/01/27	410,519	394,522
2.500%, 02/01/28	407,711	391,238
2.500%, 07/01/28	271,978	260,262
See accompanying notes to financial statements.
BHFTII-223

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal National Mortgage Association
2.500%, 10/01/28	482,018	$461,547
2.500%, 03/01/30	543,546	512,859
2.500%, 09/01/31	999,464	930,973
2.500%, 01/01/32	315,836	293,775
2.500%, 04/01/32	753,171	699,875
2.500%, 09/01/32	177,692	164,711
2.500%, 12/01/34	614,954	557,338
2.500%, 09/01/35	604,966	549,298
2.500%, 02/01/41	1,528,355	1,323,725
2.500%, 01/01/50	883,640	730,816
2.500%, 03/01/50	819,431	676,239
2.500%, 05/01/50	1,972,540	1,626,626
2.500%, 07/01/50	3,204,027	2,640,169
2.500%, 08/01/50	2,360,733	1,944,551
2.500%, 09/01/50	4,666,154	3,842,097
2.500%, 11/01/50	1,141,739	939,398
2.500%, 12/01/50	1,775,448	1,460,250
2.500%, 01/01/51	1,842,079	1,514,482
2.500%, 02/01/51	918,286	754,693
2.500%, 05/01/51	2,893,016	2,375,298
2.500%, 07/01/51	3,825,476	3,138,522
2.500%, 08/01/51	1,942,061	1,592,718
2.500%, 09/01/51	4,762,044	3,903,959
2.500%, 10/01/51	3,226,277	2,643,927
2.500%, 12/01/51	3,346,228	2,740,156
2.500%, 02/01/52	3,873,426	3,169,469
2.500%, 03/01/52	867,668	709,709
2.500%, 04/01/52	3,645,021	2,981,448
3.000%, 01/01/27	102,539	99,819
3.000%, 02/01/27	184,537	179,525
3.000%, 03/01/27	95,645	92,915
3.000%, 01/01/29	754,017	725,824
3.000%, 10/01/29	331,984	317,727
3.000%, 06/01/30	438,317	417,340
3.000%, 02/01/33	414,894	390,275
3.000%, 08/01/35	520,543	482,718
3.000%, 01/01/36	634,956	592,602
3.000%, 05/01/36	600,696	554,766
3.000%, 08/01/42	650,154	576,651
3.000%, 09/01/42	534,566	474,258
3.000%, 11/01/42	802,656	712,221
3.000%, 12/01/42	528,408	468,862
3.000%, 01/01/43	405,237	359,531
3.000%, 03/01/43	818,108	725,121
3.000%, 07/01/43	816,801	723,721
3.000%, 09/01/43	477,657	423,225
3.000%, 05/01/45	1,153,485	1,011,770
3.000%, 05/01/46	632,558	552,579
3.000%, 06/01/46	875,551	764,848
3.000%, 08/01/46	936,571	818,153
3.000%, 02/01/47	1,318,488	1,151,781
3.000%, 11/01/49	585,807	505,415
3.000%, 12/01/49	1,057,897	912,718
3.000%, 01/01/50	1,102,021	950,787
3.000%, 02/01/50	538,877	464,926
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal National Mortgage Association
3.000%, 07/01/50	820,895	$706,741
3.000%, 08/01/50	2,212,568	1,904,204
3.000%, 11/01/51	2,287,290	1,956,774
3.000%, 04/01/52	2,619,916	2,231,324
3.000%, 05/01/52	2,231,707	1,899,831
3.000%, 06/01/52	3,167,950	2,698,706
3.500%, 02/01/26	96,314	94,679
3.500%, 03/01/26	64,776	63,629
3.500%, 05/01/29	355,606	344,145
3.500%, 04/01/32	313,557	300,504
3.500%, 08/01/32	131,330	125,527
3.500%, 03/01/34	198,047	188,205
3.500%, 09/01/35	461,388	436,146
3.500%, 07/01/38	346,977	324,142
3.500%, 12/01/40	377,689	345,224
3.500%, 03/01/42	339,409	310,057
3.500%, 05/01/42	649,288	593,107
3.500%, 06/01/42	456,194	416,721
3.500%, 08/01/42	280,877	256,573
3.500%, 09/01/42	1,240,742	1,133,292
3.500%, 01/01/43	463,135	423,061
3.500%, 06/01/43	560,777	512,334
3.500%, 08/01/44	544,998	494,742
3.500%, 02/01/45	657,294	596,683
3.500%, 03/01/45	709,549	642,587
3.500%, 04/01/45	412,582	373,646
3.500%, 09/01/45	564,918	511,605
3.500%, 11/01/45	572,227	518,224
3.500%, 01/01/46	699,144	633,164
3.500%, 03/01/46	648,154	584,056
3.500%, 05/01/46	467,249	421,042
3.500%, 11/01/47	1,081,312	973,786
3.500%, 02/01/49	213,359	192,001
3.500%, 08/01/49	247,529	221,717
3.500%, 10/01/49	515,027	461,321
3.500%, 01/01/50	342,420	306,713
3.500%, 02/01/50	168,403	150,842
3.500%, 05/01/50	781,362	699,207
3.500%, 04/01/52	2,617,004	2,316,800
3.500%, 06/01/52	891,446	789,117
3.500%, 09/01/53	1,691,217	1,495,727
4.000%, 11/01/24	10,809	10,739
4.000%, 02/01/31	131,017	127,492
4.000%, 03/01/38	319,624	303,489
4.000%, 08/01/39	234,186	221,255
4.000%, 09/01/39	199,111	188,117
4.000%, 12/01/39	247,392	233,731
4.000%, 06/01/40	229,571	216,824
4.000%, 09/01/40	163,158	154,099
4.000%, 12/01/40	1,271,179	1,200,619
4.000%, 01/01/41	596,289	563,178
4.000%, 12/01/41	257,151	242,158
4.000%, 02/01/42	339,218	319,440
4.000%, 09/01/43	459,988	430,839
4.000%, 05/01/44	480,190	449,140
See accompanying notes to financial statements.
BHFTII-224

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal National Mortgage Association
4.000%, 10/01/44	261,895	$244,960
4.000%, 11/01/44	671,205	627,818
4.000%, 01/01/45	575,827	538,543
4.000%, 03/01/45	380,770	355,609
4.000%, 10/01/45	536,859	501,385
4.000%, 03/01/47	160,337	149,022
4.000%, 05/01/47	173,425	161,186
4.000%, 06/01/47	259,144	240,855
4.000%, 07/01/47	281,297	262,305
4.000%, 10/01/47	419,640	390,025
4.000%, 05/01/48	468,062	434,774
4.000%, 06/01/48	399,146	370,759
4.000%, 07/01/48	297,764	276,588
4.000%, 09/01/48	143,445	133,244
4.000%, 10/01/48	222,628	206,795
4.000%, 11/01/48	277,325	257,602
4.000%, 04/01/49	466,914	433,119
4.000%, 02/01/50	481,296	446,461
4.000%, 03/01/50	531,211	492,762
4.000%, 09/01/50	372,518	344,869
4.000%, 09/01/52	3,619,754	3,312,211
4.000%, 11/01/52	1,388,482	1,270,513
4.500%, 08/01/24	1,331	1,325
4.500%, 06/01/25	18,711	18,551
4.500%, 08/01/30	75,137	73,956
4.500%, 08/01/33	41,125	40,098
4.500%, 10/01/33	47,605	46,408
4.500%, 04/01/34	26,853	26,179
4.500%, 01/01/39	7,864	7,673
4.500%, 07/01/39	368,571	358,200
4.500%, 09/01/39	439,586	427,208
4.500%, 10/01/39	220,981	214,759
4.500%, 05/01/40	368,959	358,776
4.500%, 08/01/40	406,516	394,835
4.500%, 11/01/40	229,536	222,941
4.500%, 12/01/40	515,643	500,812
4.500%, 04/01/41	1,311,781	1,273,255
4.500%, 05/01/41	269,192	261,180
4.500%, 03/01/44	185,737	179,625
4.500%, 08/01/47	402,274	386,353
4.500%, 10/01/48	195,207	186,819
4.500%, 12/01/48	260,825	249,617
4.500%, 09/01/52	2,676,492	2,524,894
4.500%, 10/01/52	1,787,511	1,685,988
4.500%, 11/01/52	3,186,443	3,004,974
4.500%, 10/01/53	1,451,922	1,368,180
5.000%, 09/01/25	6,042	5,998
5.000%, 07/01/33	32,478	32,193
5.000%, 08/01/33	136,285	135,091
5.000%, 09/01/33	42,569	42,196
5.000%, 10/01/33	423,083	419,375
5.000%, 03/01/34	53,401	52,933
5.000%, 04/01/34	105,046	104,142
5.000%, 05/01/34	21,586	21,404
5.000%, 09/01/34	77,624	76,969
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal National Mortgage Association
5.000%, 02/01/35	35,223	$34,926
5.000%, 04/01/35	11,296	11,197
5.000%, 05/01/35	6,855	6,795
5.000%, 11/01/35	36,464	36,144
5.000%, 03/01/36	123,591	122,506
5.000%, 07/01/37	100,233	99,701
5.000%, 01/01/39	95,891	95,382
5.000%, 04/01/40	298,363	296,253
5.000%, 07/01/41	170,704	169,491
5.000%, 04/01/49	321,097	314,982
5.000%, 10/01/52	1,740,533	1,685,080
5.000%, 11/01/52	1,338,454	1,295,398
5.000%, 12/01/52	3,603,776	3,490,959
5.000%, 07/01/53	3,298,600	3,186,180
5.000%, 08/01/53	1,898,052	1,833,364
5.000%, 10/01/53	1,447,921	1,398,575
5.000%, 04/01/54	1,483,289	1,432,729
5.500%, 07/01/24	21	21
5.500%, 07/01/25	6,299	6,267
5.500%, 10/01/32	8,895	8,958
5.500%, 02/01/33	21,373	21,522
5.500%, 08/01/33	59,230	59,677
5.500%, 10/01/33	30,441	30,670
5.500%, 12/01/33	154,920	156,081
5.500%, 02/01/34	26,760	27,043
5.500%, 03/01/34	12,559	12,691
5.500%, 04/01/34	10,416	10,526
5.500%, 09/01/34	45,903	46,388
5.500%, 12/01/34	31,860	32,197
5.500%, 01/01/35	29,977	30,294
5.500%, 04/01/35	6,911	6,997
5.500%, 06/01/35	36,615	37,074
5.500%, 01/01/37	42,138	42,664
5.500%, 05/01/37	32,455	32,866
5.500%, 05/01/38	25,224	25,570
5.500%, 06/01/38	22,514	22,824
5.500%, 12/01/52	1,770,101	1,746,608
5.500%, 01/01/53	1,767,085	1,744,671
5.500%, 03/01/53	890,390	878,179
5.500%, 04/01/53	898,740	886,359
5.500%, 05/01/53	1,830,628	1,805,295
5.500%, 07/01/53	3,701,217	3,649,540
5.500%, 10/01/53	1,711,058	1,686,849
5.500%, 01/01/54	1,939,031	1,911,357
5.500%, 02/01/54	1,457,081	1,436,105
5.500%, 05/01/54	1,481,201	1,459,890
5.500%, 06/01/54	1,493,918	1,472,425
6.000%, 11/01/28	114	115
6.000%, 12/01/28	138	140
6.000%, 06/01/31	19,223	19,567
6.000%, 09/01/32	19,719	20,234
6.000%, 01/01/33	2,222	2,280
6.000%, 02/01/33	27,236	27,951
6.000%, 03/01/33	4,541	4,659
6.000%, 04/01/33	54,096	55,506
See accompanying notes to financial statements.
BHFTII-225

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal National Mortgage Association
6.000%, 05/01/33	57,669	$59,191
6.000%, 05/01/34	49,578	50,880
6.000%, 09/01/34	48,955	50,241
6.000%, 01/01/35	17,636	18,099
6.000%, 07/01/36	8,587	8,888
6.000%, 09/01/36	31,650	32,758
6.000%, 08/01/37	53,980	55,873
6.000%, 10/01/37	36,513	37,794
6.000%, 12/01/38	33,396	34,567
6.000%, 04/01/53	2,641,440	2,647,748
6.000%, 05/01/53	896,736	898,878
6.000%, 07/01/53	1,816,268	1,820,606
6.000%, 09/01/53	1,671,844	1,675,836
6.000%, 12/01/53	1,889,411	1,893,923
6.000%, 02/01/54	1,434,096	1,437,522
6.000%, 03/01/54	961,915	964,184
6.000%, 05/01/54	2,943,984	2,950,929
6.500%, 05/01/28	5,171	5,244
6.500%, 12/01/28	29,979	30,221
6.500%, 03/01/29	760	778
6.500%, 04/01/29	5,074	5,194
6.500%, 05/01/29	171	176
6.500%, 08/01/29	279	286
6.500%, 09/01/31	2,478	2,550
6.500%, 06/01/32	4,198	4,335
6.500%, 10/01/33	8,639	8,966
6.500%, 10/01/34	66,782	69,321
6.500%, 10/01/37	11,718	12,314
6.500%, 09/01/53	1,335,957	1,359,110
6.500%, 01/01/54	2,677,944	2,724,353
6.500%, 02/01/54	4,086,139	4,156,953
6.500%, 04/01/54	964,897	981,567
6.500%, 05/01/54	1,457,794	1,482,979
7.000%, 06/01/26	60	60
7.000%, 06/01/28	3,025	3,041
7.000%, 10/01/29	1,279	1,322
7.000%, 06/01/32	17,517	18,329
7.000%, 10/01/37	44,292	47,592
7.000%, 12/01/53	877,403	901,773
7.500%, 09/01/25	231	231
7.500%, 06/01/26	324	326
7.500%, 07/01/29	1,388	1,429
7.500%, 10/01/29	1,019	1,037
8.000%, 11/01/29	17	18
8.000%, 05/01/30	9,609	9,900
8.000%, 11/01/30	287	296
8.000%, 01/01/31	343	349
8.000%, 02/01/31	999	1,050
Federal National Mortgage Association-ACES
1.610%, 03/25/31	690,061	644,336
2.190%, 01/25/30	1,435,000	1,251,898
Government National Mortgage Association
2.000%, 11/20/50	3,880,402	3,146,021
2.000%, 01/20/51	2,015,420	1,634,981
2.000%, 03/20/51	1,391,599	1,127,043
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Government National Mortgage Association
2.000%, 04/20/51	3,565,887	$2,891,825
2.000%, 05/20/51	5,831,939	4,728,623
2.000%, 06/20/51	1,846,337	1,496,752
2.000%, 10/20/51	2,425,508	1,964,765
2.000%, 12/20/51	2,074,027	1,679,410
2.500%, 02/20/50	801,866	678,705
2.500%, 06/20/50	2,909,492	2,459,024
2.500%, 07/20/50	2,095,228	1,770,184
2.500%, 09/20/50	3,482,082	2,939,738
2.500%, 11/20/50	1,567,311	1,322,231
2.500%, 12/20/50	1,633,221	1,377,330
2.500%, 04/20/51	2,003,173	1,686,509
2.500%, 08/20/51	2,295,679	1,931,358
2.500%, 09/20/51	3,893,638	3,275,121
2.500%, 12/20/51	4,080,953	3,431,421
3.000%, 08/15/28	261,493	251,574
3.000%, 11/15/42	560,816	498,261
3.000%, 12/15/42	549,256	487,975
3.000%, 12/20/42	578,160	516,809
3.000%, 02/15/43	428,447	380,645
3.000%, 03/15/43	473,227	419,570
3.000%, 03/20/43	517,594	460,453
3.000%, 07/15/43	423,353	375,351
3.000%, 12/20/44	489,580	434,423
3.000%, 04/20/45	440,342	390,533
3.000%, 08/20/45	801,080	710,467
3.000%, 11/20/45	429,924	381,293
3.000%, 01/20/46	700,062	620,876
3.000%, 09/20/46	762,287	673,498
3.000%, 10/20/46	781,838	691,796
3.000%, 11/20/46	822,701	726,875
3.000%, 01/20/47	852,801	753,469
3.000%, 04/20/47	376,207	331,951
3.000%, 02/20/48	538,287	474,964
3.000%, 10/20/49	590,348	518,241
3.000%, 05/20/50	1,232,611	1,079,910
3.000%, 07/20/50	792,894	694,276
3.000%, 11/20/50	1,713,692	1,499,701
3.000%, 05/20/52	3,124,680	2,721,207
3.500%, 12/20/41	334,937	308,439
3.500%, 02/15/42	134,131	122,976
3.500%, 08/20/42	310,349	285,211
3.500%, 01/20/43	438,518	402,998
3.500%, 05/20/43	677,211	620,464
3.500%, 07/20/44	639,728	585,473
3.500%, 02/20/45	659,477	603,548
3.500%, 06/20/45	410,346	374,201
3.500%, 08/20/45	973,314	887,581
3.500%, 10/20/45	645,890	588,997
3.500%, 12/20/45	598,606	545,879
3.500%, 01/20/46	567,471	517,486
3.500%, 02/20/46	462,059	421,359
3.500%, 06/20/46	507,413	461,311
3.500%, 02/20/47	806,983	733,664
3.500%, 03/20/47	679,485	616,442
See accompanying notes to financial statements.
BHFTII-226

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Government National Mortgage Association
3.500%, 09/20/47	279,806	$253,846
3.500%, 10/20/48	134,150	121,663
3.500%, 05/20/49	241,047	218,097
3.500%, 07/20/49	266,173	240,831
3.500%, 09/20/49	711,729	643,965
3.500%, 10/20/49	443,787	401,534
3.500%, 11/20/49	616,399	557,711
3.500%, 12/20/49	400,620	362,477
3.500%, 06/20/50	573,798	518,107
3.500%, 02/20/51	955,640	864,654
4.000%, 07/15/39	344,580	326,642
4.000%, 07/15/40	199,935	189,512
4.000%, 11/20/40	288,077	273,430
4.000%, 12/20/40	381,385	361,994
4.000%, 11/20/43	193,167	182,544
4.000%, 04/20/44	273,241	257,600
4.000%, 05/20/44	325,897	307,242
4.000%, 09/20/44	542,477	511,423
4.000%, 11/20/44	142,839	134,663
4.000%, 10/20/45	497,222	468,437
4.000%, 11/20/45	268,440	252,899
4.000%, 03/20/47	102,601	96,253
4.000%, 04/20/47	409,622	384,034
4.000%, 09/20/47	374,401	351,013
4.000%, 07/20/48	259,726	242,955
4.000%, 08/20/48	186,068	174,053
4.000%, 09/20/48	338,128	316,294
4.000%, 07/20/49	344,581	322,005
4.000%, 05/20/50	495,983	463,488
4.000%, 07/20/52	2,236,546	2,066,640
4.000%, 10/20/52	1,373,064	1,268,755
4.500%, 01/15/39	73,979	72,422
4.500%, 04/15/39	179,129	175,228
4.500%, 05/15/39	398,209	389,538
4.500%, 08/15/39	141,356	138,274
4.500%, 01/15/40	159,395	155,925
4.500%, 04/15/40	69,108	67,605
4.500%, 08/20/40	232,651	227,742
4.500%, 12/20/40	179,526	175,738
4.500%, 02/15/41	48,723	47,663
4.500%, 04/15/41	56,102	54,857
4.500%, 04/20/41	132,622	129,769
4.500%, 03/20/42	142,358	139,295
4.500%, 10/20/43	168,910	164,258
4.500%, 03/20/47	258,335	250,589
4.500%, 03/20/49	174,987	168,398
4.500%, 08/20/52	2,229,977	2,122,581
4.500%, 10/20/52	2,724,286	2,593,084
5.000%, 12/15/35	68,014	67,903
5.000%, 12/15/36	15,961	15,876
5.000%, 01/15/39	192,231	192,147
5.000%, 02/15/39	33,363	33,350
5.000%, 08/15/39	215,914	215,988
5.000%, 09/15/39	34,516	34,527
5.000%, 12/15/39	162,625	162,680
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Government National Mortgage Association
5.000%, 05/15/40	125,049	$125,096
5.000%, 08/20/40	123,318	123,353
5.000%, 10/20/40	129,637	129,675
5.000%, 06/20/44	286,384	286,467
5.000%, 10/20/48	196,806	194,348
5.000%, 01/20/49	136,024	134,325
5.000%, 04/20/53	1,880,706	1,830,399
5.000%, 07/20/53	2,995,582	2,915,453
5.000%, 04/20/54	2,092,283	2,036,123
5.500%, 03/15/36	41,401	41,791
5.500%, 09/15/38	16,837	17,025
5.500%, 08/15/39	43,789	44,649
5.500%, 04/20/53	2,751,505	2,729,407
5.500%, 08/20/53	3,850,430	3,819,505
6.000%, 01/15/29	658	663
6.000%, 01/15/33	50,478	51,708
6.000%, 03/15/35	38,582	39,821
6.000%, 12/15/35	26,710	27,455
6.000%, 09/15/36	34,012	35,059
6.000%, 07/15/38	89,236	92,965
6.000%, 01/20/53	813,700	817,006
6.000%, 12/20/53	3,830,713	3,846,327
6.500%, 02/15/27	1,831	1,837
6.500%, 07/15/28	823	827
6.500%, 08/15/28	2,067	2,096
6.500%, 11/15/28	985	1,007
6.500%, 12/15/28	2,988	3,024
6.500%, 07/15/29	1,028	1,036
6.500%, 06/20/31	5,425	5,546
6.500%, 05/15/36	71,787	75,277
6.500%, 11/20/53	1,950,835	1,977,547
7.000%, 01/15/28	307	312
7.000%, 05/15/28	2,085	2,104
7.000%, 06/15/28	1,504	1,530
7.000%, 10/15/28	1,611	1,635
7.000%, 03/15/31	170	172
7.000%, 08/15/31	20,161	21,107
7.000%, 07/15/32	8,381	8,788
7.500%, 02/20/28	348	355
8.000%, 08/15/26	265	267
8.000%, 09/15/26	334	336
		497,061,591
Federal Agencies — 0.9%
Federal Farm Credit Banks Funding Corp.
4.750%, 03/09/26 (b)	2,000,000	1,992,700
5.490%, 11/06/25	1,600,000	1,595,968
Federal Home Loan Banks
3.000%, 09/10/27	2,000,000	1,903,260
3.250%, 11/16/28 (b)	2,700,000	2,575,989
Federal Home Loan Mortgage Corp.
1.500%, 02/12/25	1,500,000	1,465,590
6.250%, 07/15/32 (b)	1,600,000	1,791,792
6.750%, 03/15/31	900,000	1,017,549
See accompanying notes to financial statements.
BHFTII-227

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value
Federal Agencies—(Continued)
Federal National Mortgage Association
0.750%, 10/08/27	750,000	$664,268
2.125%, 04/24/26 (b)	1,000,000	954,190
6.625%, 11/15/30 (b)	1,450,000	1,619,389
Tennessee Valley Authority
3.500%, 12/15/42	1,600,000	1,314,112
		16,894,807
U.S. Treasury — 42.8%
U.S. Treasury Bonds
1.125%, 05/15/40 (b)	4,100,000	2,520,859
1.125%, 08/15/40 (b)	3,200,000	1,948,500
1.250%, 05/15/50	3,200,000	1,586,000
1.375%, 11/15/40 (b)	5,500,000	3,469,297
1.375%, 08/15/50	5,100,000	2,609,766
1.625%, 11/15/50	5,200,000	2,846,188
1.750%, 08/15/41	4,300,000	2,840,016
1.875%, 02/15/41	5,200,000	3,557,938
1.875%, 02/15/51 (b)	5,800,000	3,386,656
1.875%, 11/15/51	6,500,000	3,773,047
2.000%, 02/15/50	4,000,000	2,429,375
2.000%, 08/15/51	6,500,000	3,905,078
2.250%, 05/15/41	3,700,000	2,676,719
2.250%, 08/15/46 (b)	3,000,000	1,999,219
2.250%, 08/15/49	6,000,000	3,878,437
2.250%, 02/15/52	2,100,000	1,337,766
2.375%, 02/15/42	1,300,000	946,156
2.375%, 05/15/51	5,100,000	3,358,828
2.500%, 05/15/46	4,800,000	3,372,750
2.750%, 08/15/42	4,820,000	3,706,128
2.750%, 11/15/42	1,200,000	919,500
2.750%, 08/15/47 (b)	3,000,000	2,185,313
2.750%, 11/15/47	800,000	581,625
2.875%, 05/15/43	3,260,000	2,530,575
2.875%, 08/15/45 (b)	2,200,000	1,670,281
2.875%, 11/15/46 (b)	4,600,000	3,452,875
2.875%, 05/15/49	2,300,000	1,698,766
2.875%, 05/15/52	3,900,000	2,858,578
3.000%, 11/15/44 (b)	2,600,000	2,030,438
3.000%, 05/15/45 (b)	3,100,000	2,409,281
3.000%, 02/15/47 (b)	3,000,000	2,299,219
3.000%, 05/15/47 (b)	2,800,000	2,142,000
3.000%, 02/15/48	1,300,000	989,016
3.000%, 08/15/48	7,700,000	5,842,375
3.000%, 02/15/49	6,300,000	4,773,234
3.000%, 08/15/52	4,700,000	3,536,016
3.125%, 11/15/41	3,000,000	2,470,781
3.125%, 02/15/43	3,270,000	2,647,167
3.125%, 08/15/44	2,700,000	2,157,047
3.125%, 05/15/48	2,500,000	1,943,750
3.250%, 05/15/42	3,100,000	2,577,359
3.375%, 08/15/42	2,200,000	1,858,313
3.375%, 05/15/44	3,000,000	2,499,375
3.375%, 11/15/48	5,000,000	4,060,937
3.500%, 02/15/39	1,872,000	1,683,338
3.625%, 08/15/43	2,600,000	2,258,750
Security Description	Principal Amount*	Value
U.S. Treasury—(Continued)
U.S. Treasury Bonds
3.625%, 02/15/44	2,420,000	$2,095,947
3.625%, 02/15/53	4,300,000	3,658,359
3.625%, 05/15/53	3,200,000	2,723,500
3.750%, 08/15/41	1,300,000	1,173,859
3.875%, 02/15/43	2,000,000	1,808,125
3.875%, 05/15/43	2,000,000	1,804,688
4.000%, 11/15/42	3,100,000	2,857,328
4.000%, 11/15/52	2,600,000	2,368,844
4.125%, 08/15/53	3,300,000	3,073,641
4.250%, 11/15/40	1,780,000	1,723,819
4.250%, 02/15/54	4,100,000	3,905,250
4.375%, 11/15/39 (b)	1,900,000	1,878,625
4.375%, 05/15/40	1,220,000	1,203,034
4.375%, 05/15/41 (b)	1,350,000	1,323,633
4.375%, 08/15/43 (b)	2,200,000	2,124,031
4.500%, 02/15/36 (b)	600,000	610,594
4.500%, 05/15/38	1,500,000	1,513,828
4.500%, 02/15/44	2,100,000	2,060,625
4.625%, 02/15/40	1,300,000	1,320,313
4.625%, 05/15/54	1,900,000	1,926,719
4.750%, 11/15/43 (b)	1,900,000	1,925,828
5.250%, 02/15/29	750,000	777,949
6.250%, 05/15/30	2,500,000	2,741,211
U.S. Treasury Notes
0.250%, 07/31/25	7,000,000	6,647,539
0.250%, 08/31/25	5,100,000	4,824,879
0.250%, 09/30/25	9,000,000	8,485,312
0.375%, 11/30/25	6,100,000	5,722,086
0.375%, 12/31/25	7,200,000	6,732,844
0.375%, 01/31/26	11,200,000	10,437,437
0.375%, 07/31/27	3,100,000	2,734,055
0.375%, 09/30/27	6,300,000	5,524,312
0.500%, 02/28/26	9,400,000	8,753,016
0.500%, 04/30/27	4,000,000	3,574,375
0.500%, 10/31/27	3,800,000	3,335,391
0.625%, 07/31/26	6,100,000	5,611,523
0.625%, 11/30/27 (b)	7,000,000	6,153,437
0.625%, 12/31/27 (b)	7,200,000	6,310,125
0.625%, 05/15/30 (b)	8,000,000	6,466,250
0.625%, 08/15/30	6,600,000	5,289,281
0.750%, 03/31/26	6,700,000	6,248,797
0.750%, 01/31/28	6,100,000	5,355,609
0.875%, 06/30/26	6,000,000	5,565,937
0.875%, 11/15/30	7,700,000	6,228,578
1.000%, 07/31/28 (b)	4,000,000	3,494,063
1.125%, 10/31/26	6,700,000	6,183,367
1.125%, 02/29/28	1,200,000	1,066,031
1.125%, 08/31/28 (b)	6,000,000	5,256,562
1.125%, 02/15/31	7,500,000	6,132,422
1.250%, 11/30/26	2,100,000	1,939,547
1.250%, 12/31/26	3,800,000	3,503,125
1.250%, 03/31/28	5,100,000	4,541,391
1.250%, 04/30/28 (b)	6,000,000	5,330,625
1.250%, 05/31/28	3,400,000	3,014,047
1.250%, 06/30/28	5,900,000	5,220,117
See accompanying notes to financial statements.
BHFTII-228

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value
U.S. Treasury—(Continued)
U.S. Treasury Notes
1.250%, 09/30/28	6,000,000	$5,272,500
1.250%, 08/15/31	8,400,000	6,817,125
1.375%, 10/31/28	3,300,000	2,909,930
1.375%, 11/15/31	10,200,000	8,297,062
1.500%, 08/15/26	5,600,000	5,240,375
1.500%, 01/31/27 (b)	4,000,000	3,701,875
1.500%, 11/30/28	14,200,000	12,568,109
1.500%, 02/15/30 (b)	8,300,000	7,125,680
1.625%, 02/15/26	6,400,000	6,078,750
1.625%, 05/15/26	4,900,000	4,626,098
1.625%, 09/30/26	6,000,000	5,615,625
1.625%, 08/15/29	4,500,000	3,944,180
1.625%, 05/15/31	9,800,000	8,225,875
1.750%, 01/31/29	5,000,000	4,459,375
1.875%, 06/30/26	6,900,000	6,530,203
1.875%, 02/28/27	8,700,000	8,116,148
1.875%, 02/28/29	2,100,000	1,880,320
1.875%, 02/15/32	11,200,000	9,401,000
2.000%, 08/15/25	5,100,000	4,930,664
2.000%, 11/15/26	7,300,000	6,869,414
2.125%, 05/31/26 (b)	6,800,000	6,475,672
2.250%, 11/15/25	5,400,000	5,206,781
2.250%, 02/15/27	4,300,000	4,053,758
2.250%, 08/15/27	6,100,000	5,700,164
2.250%, 11/15/27	2,600,000	2,419,016
2.375%, 05/15/27	8,000,000	7,535,000
2.375%, 05/15/29	6,800,000	6,209,781
2.500%, 02/28/26	6,700,000	6,449,797
2.500%, 03/31/27 (b)	5,100,000	4,834,242
2.625%, 05/31/27 (b)	4,000,000	3,793,438
2.625%, 02/15/29	8,300,000	7,694,359
2.750%, 04/30/27	7,200,000	6,859,688
2.750%, 02/15/28	6,000,000	5,656,406
2.750%, 05/31/29	13,800,000	12,821,062
2.750%, 08/15/32	8,700,000	7,741,641
2.875%, 07/31/25	1,600,000	1,563,188
2.875%, 05/15/28	5,900,000	5,573,656
2.875%, 08/15/28	6,000,000	5,652,656
2.875%, 05/15/32	10,500,000	9,459,844
3.125%, 08/15/25	6,100,000	5,971,566
3.125%, 11/15/28	8,000,000	7,596,250
3.125%, 08/31/29	5,300,000	4,998,977
3.250%, 06/30/27	4,200,000	4,052,672
3.375%, 05/15/33	7,300,000	6,766,187
3.500%, 01/31/28	4,000,000	3,874,063
3.500%, 01/31/30	8,200,000	7,854,062
3.500%, 02/15/33	6,500,000	6,091,719
3.625%, 03/31/28	6,200,000	6,025,625
3.625%, 03/31/30	5,200,000	5,007,437
3.875%, 01/15/26	5,000,000	4,924,805
3.875%, 11/30/27	4,000,000	3,923,750
3.875%, 12/31/27	500,000	490,469
3.875%, 09/30/29	4,900,000	4,788,219
3.875%, 08/15/33	5,100,000	4,907,156
4.000%, 12/15/25	6,000,000	5,922,422
Security Description	Principal Amount*	Value
U.S. Treasury—(Continued)
U.S. Treasury Notes
4.000%, 02/15/26	12,200,000	$12,035,109
4.000%, 06/30/28	3,000,000	2,954,531
4.000%, 10/31/29	5,000,000	4,914,844
4.000%, 07/31/30	7,300,000	7,161,984
4.000%, 02/15/34	8,300,000	8,058,781
4.125%, 09/30/27	4,000,000	3,955,000
4.125%, 10/31/27 (b)	5,900,000	5,834,086
4.125%, 08/31/30	4,100,000	4,048,430
4.125%, 11/15/32	7,000,000	6,882,969
4.250%, 02/28/31 (b)	6,000,000	5,965,312
4.375%, 08/31/28 (b)	7,100,000	7,091,680
4.375%, 11/30/30	3,000,000	3,003,047
4.375%, 05/15/34 (b)	2,000,000	2,000,625
4.500%, 11/15/25	4,900,000	4,869,949
4.500%, 03/31/26	4,000,000	3,979,063
4.500%, 07/15/26	6,000,000	5,974,219
4.500%, 11/15/33	5,800,000	5,854,375
4.625%, 09/15/26	6,000,000	5,992,969
4.625%, 10/15/26	4,000,000	3,996,875
4.625%, 11/15/26 (b)	8,000,000	7,996,875
4.625%, 09/30/28	5,800,000	5,848,937
4.625%, 09/30/30	4,000,000	4,057,188
4.875%, 04/30/26	12,000,000	12,018,750
4.875%, 10/31/30	4,800,000	4,936,125
5.000%, 08/31/25	9,000,000	8,992,266
5.000%, 09/30/25	6,000,000	5,997,656
		808,433,943
Total U.S. Treasury & Government Agencies (Cost $1,498,152,744)		1,322,390,341

Corporate Bonds & Notes—25.8%
Aerospace/Defense — 0.6%
Boeing Co.
5.150%, 05/01/30	2,300,000	2,208,138
5.930%, 05/01/60	1,100,000	984,137
7.250%, 06/15/25	460,000	464,351
GE Capital International Funding Co. Unlimited Co.
4.418%, 11/15/35 (b)	1,459,000	1,345,884
General Electric Co.
7.500%, 08/21/35	100,000	116,202
Lockheed Martin Corp.
3.550%, 01/15/26 (b)	523,000	510,260
4.090%, 09/15/52	954,000	765,232
Northrop Grumman Corp.
3.250%, 01/15/28 (b)	1,100,000	1,035,848
Northrop Grumman Systems Corp.
7.750%, 02/15/31	515,000	584,015
RTX Corp.
3.125%, 05/04/27 (b)	1,000,000	948,280
4.500%, 06/01/42	1,645,000	1,427,235
7.500%, 09/15/29 (b)	200,000	221,608
		10,611,190
See accompanying notes to financial statements.
BHFTII-229

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Agriculture — 0.3%
Altria Group, Inc.
5.950%, 02/14/49 (b)	1,200,000	$1,177,056
BAT Capital Corp.
4.390%, 08/15/37 (b)	1,300,000	1,096,797
Philip Morris International, Inc.
4.875%, 11/15/43	1,100,000	971,509
Reynolds American, Inc.
4.450%, 06/12/25	1,736,000	1,715,654
		4,961,016
Airlines — 0.1%
Southwest Airlines Co.
5.125%, 06/15/27 (b)	1,000,000	995,190
Apparel — 0.0%
NIKE, Inc.
2.750%, 03/27/27 (b)	1,000,000	947,000
Auto Manufacturers — 0.6%
American Honda Finance Corp.
2.250%, 01/12/29	1,000,000	888,980
2.300%, 09/09/26	300,000	282,300
Ford Motor Credit Co. LLC
6.800%, 05/12/28 (b)	2,500,000	2,576,950
General Motors Financial Co., Inc.
1.250%, 01/08/26 (b)	1,200,000	1,123,764
4.350%, 01/17/27 (b)	3,200,000	3,116,640
5.950%, 04/04/34 (b)	1,000,000	1,000,650
Mercedes-Benz Finance North America LLC
8.500%, 01/18/31	550,000	653,983
Toyota Motor Credit Corp.
3.375%, 04/01/30 (b)	2,600,000	2,392,130
		12,035,397
Banks — 5.5%
Banco Santander SA
4.379%, 04/12/28 (b)	2,200,000	2,120,316
Bank of America Corp.
2.687%, SOFR + 1.320%, 04/22/32 (a)	2,000,000	1,691,220
3.593%, 3M TSFR + 1.632%, 07/21/28 (a)	3,200,000	3,045,440
5.015%, SOFR + 2.160%, 07/22/33 (a) (b)	3,100,000	3,028,607
5.288%, SOFR + 1.910%, 04/25/34 (a) (b)	2,400,000	2,374,920
5.875%, 02/07/42 (b)	1,500,000	1,560,210
Bank of Montreal
0.949%, SOFR + 0.603%, 01/22/27 (a) (b)	2,300,000	2,148,499
Bank of New York Mellon Corp.
3.442%, 3M TSFR + 1.331%, 02/07/28 (a) (b)	1,800,000	1,721,682
Bank of Nova Scotia
4.850%, 02/01/30 (b)	1,000,000	983,140
Barclays PLC
4.375%, 01/12/26 (b)	2,000,000	1,967,100
6.224%, SOFR + 2.980%, 05/09/34 (a)	2,000,000	2,049,860
Canadian Imperial Bank of Commerce
2.250%, 01/28/25 (b)	1,000,000	980,800
Citigroup, Inc.
2.572%, SOFR + 2.107%, 06/03/31 (a)	2,500,000	2,144,850
Security Description	Principal Amount*	Value

Banks—(Continued)
Citigroup, Inc.
3.200%, 10/21/26 (b)	1,700,000	$1,620,372
4.412%, SOFR + 3.914%, 03/31/31 (a) (b)	2,900,000	2,763,903
4.650%, 07/23/48 (b)	1,300,000	1,133,301
Cooperatieve Rabobank UA
5.750%, 12/01/43	1,200,000	1,182,672
Deutsche Bank AG
2.129%, SOFR + 1.870%, 11/24/26 (a)	2,000,000	1,898,180
Goldman Sachs Group, Inc.
3.210%, SOFR + 1.513%, 04/22/42 (a)	1,600,000	1,185,296
3.850%, 01/26/27 (b)	1,900,000	1,836,236
4.223%, 3M TSFR + 1.563%, 05/01/29 (a)	1,900,000	1,828,940
6.125%, 02/15/33 (b)	2,075,000	2,197,612
HSBC Holdings PLC
3.973%, 3M TSFR + 1.872%, 05/22/30 (a) (b)	3,500,000	3,269,245
6.500%, 09/15/37 (b)	1,205,000	1,248,729
JPMorgan Chase & Co.
1.953%, SOFR + 1.065%, 02/04/32 (a) (b)	2,100,000	1,709,484
2.522%, SOFR + 2.040%, 04/22/31 (a)	2,000,000	1,728,600
2.950%, 10/01/26 (b)	2,000,000	1,905,320
3.882%, 3M TSFR + 1.622%, 07/24/38 (a)	1,000,000	858,090
3.900%, 07/15/25 (b)	3,000,000	2,954,190
3.964%, 3M TSFR + 1.642%, 11/15/48 (a)	2,400,000	1,907,592
KeyBank NA
3.300%, 06/01/25	800,000	781,168
Kreditanstalt fuer Wiederaufbau
0.625%, 01/22/26	1,100,000	1,029,655
1.750%, 09/14/29 (b)	2,000,000	1,752,580
3.750%, 02/15/28	2,000,000	1,947,340
Landwirtschaftliche Rentenbank
3.875%, 09/28/27	1,000,000	977,510
Lloyds Banking Group PLC
3.574%, 11/07/28 (b)	1,800,000	1,693,278
Mitsubishi UFJ Financial Group, Inc.
3.850%, 03/01/26	1,000,000	976,000
5.133%, 1Y H15 + 2.125%, 07/20/33 (a) (b)	2,000,000	1,970,320
Mizuho Financial Group, Inc.
4.018%, 03/05/28 (b)	1,800,000	1,730,412
Morgan Stanley
4.300%, 01/27/45 (b)	1,900,000	1,616,349
4.350%, 09/08/26 (b)	3,800,000	3,716,286
7.250%, 04/01/32 (b)	1,850,000	2,098,696
Oesterreichische Kontrollbank AG
4.125%, 01/18/29 (b)	500,000	492,270
PNC Bank NA
2.950%, 02/23/25	2,100,000	2,064,468
Royal Bank of Canada
1.600%, 01/21/25 (b)	2,100,000	2,053,758
State Street Corp.
5.684%, SOFR + 1.484%, 11/21/29 (a) (b)	1,000,000	1,022,790
Sumitomo Mitsui Financial Group, Inc.
2.632%, 07/14/26	4,700,000	4,452,733
Toronto-Dominion Bank
3.766%, 06/06/25 (b)	1,000,000	983,700
Truist Financial Corp.
1.267%, SOFR + 0.609%, 03/02/27 (a)	2,000,000	1,858,840
See accompanying notes to financial statements.
BHFTII-230

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Banks—(Continued)
U.S. Bancorp
5.775%, SOFR + 2.020%, 06/12/29 (a) (b)	2,000,000	$2,030,540
UBS Group AG
4.550%, 04/17/26	2,700,000	2,653,776
Wells Fargo & Co.
2.879%, 3M TSFR + 1.432%, 10/30/30 (a)	2,400,000	2,127,816
3.000%, 10/23/26 (b)	2,000,000	1,900,100
5.013%, 3M TSFR + 4.502%, 04/04/51 (a)	1,000,000	911,660
5.557%, SOFR + 1.990%, 07/25/34 (a)	1,500,000	1,499,790
5.606%, 01/15/44 (b)	2,200,000	2,112,242
Westpac Banking Corp.
2.668%, 5Y H15 + 1.750%, 11/15/35 (a)	1,700,000	1,404,115
		104,902,598
Beverages — 0.5%
Anheuser-Busch InBev Worldwide, Inc.
4.439%, 10/06/48	1,165,000	997,240
5.550%, 01/23/49 (b)	1,900,000	1,914,155
Coca-Cola Co.
1.650%, 06/01/30	2,400,000	2,012,160
Diageo Capital PLC
2.375%, 10/24/29 (b)	1,400,000	1,236,816
Keurig Dr Pepper, Inc.
4.597%, 05/25/28 (b)	1,200,000	1,175,820
PepsiCo, Inc.
2.750%, 03/19/30	800,000	716,440
4.450%, 04/14/46 (b)	1,300,000	1,148,030
		9,200,661
Biotechnology — 0.3%
Amgen, Inc.
2.000%, 01/15/32 (b)	1,600,000	1,288,368
4.663%, 06/15/51	1,000,000	853,280
5.650%, 03/02/53 (b)	2,000,000	1,970,740
Biogen, Inc.
4.050%, 09/15/25	300,000	294,750
Gilead Sciences, Inc.
3.650%, 03/01/26 (b)	2,000,000	1,945,120
		6,352,258
Building Materials — 0.1%
Carrier Global Corp.
2.493%, 02/15/27 (b)	2,000,000	1,872,700
Trane Technologies Financing Ltd.
3.800%, 03/21/29 (b)	1,000,000	949,510
		2,822,210
Chemicals — 0.4%
Celanese U.S. Holdings LLC
6.700%, 11/15/33 (b)	600,000	630,474
Dow Chemical Co.
4.375%, 11/15/42	1,000,000	826,490
9.400%, 05/15/39	650,000	860,314
DuPont de Nemours, Inc.
5.419%, 11/15/48 (b)	1,000,000	1,035,900
Security Description	Principal Amount*	Value

Chemicals—(Continued)
LyondellBasell Industries NV
4.625%, 02/26/55 (b)	1,400,000	$1,135,638
Nutrien Ltd.
4.200%, 04/01/29 (b)	1,000,000	956,590
Sherwin-Williams Co.
3.450%, 06/01/27 (b)	1,000,000	952,950
Westlake Corp.
3.125%, 08/15/51	500,000	314,330
		6,712,686
Commercial Services — 0.3%
Global Payments, Inc.
2.900%, 05/15/30 (b)	900,000	783,882
Massachusetts Institute of Technology
2.294%, 07/01/51	1,200,000	720,036
PayPal Holdings, Inc.
2.850%, 10/01/29 (b)	2,000,000	1,804,080
S&P Global, Inc.
2.300%, 08/15/60	800,000	407,136
Yale University
2.402%, 04/15/50	2,000,000	1,244,820
		4,959,954
Computers — 0.6%
Apple, Inc.
2.550%, 08/20/60 (b)	1,000,000	607,660
2.650%, 02/08/51	1,500,000	947,835
3.350%, 08/08/32	2,300,000	2,086,376
Dell International LLC/EMC Corp.
5.300%, 10/01/29 (b)	1,800,000	1,809,882
Hewlett Packard Enterprise Co.
4.900%, 10/15/25 (b)	1,400,000	1,389,276
HP, Inc.
4.000%, 04/15/29 (b)	1,000,000	952,270
International Business Machines Corp.
3.300%, 05/15/26 (b)	1,900,000	1,835,951
4.000%, 06/20/42 (b)	1,200,000	980,676
		10,609,926
Cosmetics/Personal Care — 0.2%
Estee Lauder Cos., Inc.
1.950%, 03/15/31 (b)	1,100,000	903,947
Kenvue, Inc.
5.050%, 03/22/53 (b)	400,000	377,096
Procter & Gamble Co.
3.550%, 03/25/40	900,000	751,887
Unilever Capital Corp.
2.900%, 05/05/27 (b)	1,500,000	1,422,015
		3,454,945
Diversified Financial Services — 1.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.300%, 01/30/32 (b)	1,000,000	859,340
3.650%, 07/21/27	1,900,000	1,804,772
See accompanying notes to financial statements.
BHFTII-231

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Diversified Financial Services—(Continued)
Air Lease Corp.
2.875%, 01/15/26 (b)	900,000	$863,460
American Express Co.
3.300%, 05/03/27	3,000,000	2,854,680
BlackRock, Inc.
4.750%, 05/25/33 (b)	1,000,000	979,970
Brookfield Capital Finance LLC
6.087%, 06/14/33 (b)	500,000	514,110
Capital One Financial Corp.
3.800%, 01/31/28 (b)	1,800,000	1,710,864
Charles Schwab Corp.
4.625%, 03/22/30	900,000	884,970
5.643%, SOFR + 2.210%, 05/19/29 (a) (b)	500,000	506,445
Intercontinental Exchange, Inc.
3.000%, 06/15/50 (b)	1,000,000	649,200
3.750%, 12/01/25	1,000,000	977,780
Mastercard, Inc.
3.350%, 03/26/30 (b)	1,700,000	1,572,840
Nasdaq, Inc.
3.950%, 03/07/52	700,000	519,603
Nomura Holdings, Inc.
2.679%, 07/16/30 (b)	1,000,000	849,630
6.070%, 07/12/28 (b)	1,000,000	1,023,040
Visa, Inc.
1.100%, 02/15/31 (b)	3,100,000	2,469,181
		19,039,885
Electric — 2.1%
Appalachian Power Co.
3.700%, 05/01/50	900,000	621,810
CenterPoint Energy Houston Electric LLC
4.500%, 04/01/44 (b)	1,300,000	1,128,790
CMS Energy Corp.
4.750%, 5Y H15 + 4.116%, 06/01/50 (a) (b)	1,500,000	1,372,110
Commonwealth Edison Co.
3.000%, 03/01/50	900,000	575,955
Connecticut Light & Power Co.
4.000%, 04/01/48 (b)	1,000,000	797,090
Consolidated Edison Co. of New York, Inc.
3.950%, 03/01/43	2,070,000	1,652,460
Constellation Energy Generation LLC
5.600%, 03/01/28 (b)	1,000,000	1,012,910
Dominion Energy, Inc.
3.900%, 10/01/25 (b)	1,900,000	1,860,499
4.600%, 03/15/49	800,000	664,424
DTE Electric Co.
3.700%, 03/15/45	1,000,000	770,750
Duke Energy Carolinas LLC
3.550%, 03/15/52	1,000,000	703,640
5.300%, 02/15/40 (b)	2,000,000	1,932,800
Duke Energy Corp.
2.650%, 09/01/26 (b)	1,000,000	945,670
Entergy Louisiana LLC
4.000%, 03/15/33 (b)	1,000,000	900,110
Evergy, Inc.
2.900%, 09/15/29 (b)	500,000	446,695
Security Description	Principal Amount*	Value

Electric—(Continued)
Exelon Corp.
3.400%, 04/15/26 (b)	1,000,000	$967,800
5.600%, 03/15/53 (b)	1,000,000	962,080
5.625%, 06/15/35	500,000	498,845
Florida Power & Light Co.
5.950%, 02/01/38	1,700,000	1,785,204
Georgia Power Co.
4.300%, 03/15/42 (b)	2,000,000	1,698,720
Louisville Gas & Electric Co.
4.250%, 04/01/49	800,000	634,272
MidAmerican Energy Co.
3.650%, 04/15/29 (b)	1,700,000	1,607,129
4.250%, 07/15/49	1,500,000	1,232,835
National Rural Utilities Cooperative Finance Corp.
2.400%, 03/15/30 (b)	1,800,000	1,555,956
NextEra Energy Capital Holdings, Inc.
5.550%, 03/15/54 (b)	1,000,000	959,530
Northern States Power Co.
6.250%, 06/01/36 (b)	1,200,000	1,282,224
Oncor Electric Delivery Co. LLC
3.100%, 09/15/49	900,000	598,140
Pacific Gas & Electric Co.
2.500%, 02/01/31	3,000,000	2,473,680
PG&E Wildfire Recovery Funding LLC
4.722%, 06/01/39	160,000	152,775
5.212%, 12/01/49	1,100,000	1,066,043
Public Service Electric & Gas Co.
1.900%, 08/15/31 (b)	1,600,000	1,293,344
Sempra
3.400%, 02/01/28 (b)	1,100,000	1,034,759
Southern California Edison Co.
3.650%, 03/01/28 (b)	900,000	852,300
4.000%, 04/01/47	1,000,000	765,290
Southwestern Electric Power Co.
4.100%, 09/15/28	1,800,000	1,716,390
Union Electric Co.
3.500%, 03/15/29	1,800,000	1,695,420
		40,218,449
Electrical Components & Equipment — 0.0%
Emerson Electric Co.
2.200%, 12/21/31 (b)	500,000	416,440
Electronics — 0.1%
Honeywell International, Inc.
5.250%, 03/01/54 (b)	1,600,000	1,552,944
Entertainment — 0.0%
Warnermedia Holdings, Inc.
5.141%, 03/15/52 (b)	600,000	466,908
Environmental Control — 0.1%
Waste Connections, Inc.
2.200%, 01/15/32 (b)	500,000	406,800
See accompanying notes to financial statements.
BHFTII-232

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Environmental Control—(Continued)
Waste Management, Inc.
3.150%, 11/15/27 (b)	1,800,000	$1,698,912
		2,105,712
Food — 0.4%
Conagra Brands, Inc.
4.850%, 11/01/28 (b)	1,300,000	1,277,900
General Mills, Inc.
4.200%, 04/17/28 (b)	1,500,000	1,452,705
Kraft Heinz Foods Co.
5.000%, 07/15/35 (b)	1,600,000	1,552,144
Kroger Co.
2.200%, 05/01/30	1,000,000	850,180
Sysco Corp.
6.600%, 04/01/50 (b)	900,000	1,002,321
Tyson Foods, Inc.
3.550%, 06/02/27 (b)	1,200,000	1,147,296
		7,282,546
Forest Products & Paper — 0.0%
International Paper Co.
4.400%, 08/15/47	800,000	639,888
Gas — 0.1%
Atmos Energy Corp.
1.500%, 01/15/31 (b)	1,100,000	881,815
NiSource, Inc.
4.800%, 02/15/44	1,500,000	1,301,610
		2,183,425
Hand/Machine Tools — 0.1%
Stanley Black & Decker, Inc.
3.000%, 05/15/32	1,800,000	1,528,758
Healthcare-Products — 0.3%
Abbott Laboratories
4.750%, 11/30/36	1,300,000	1,261,273
Boston Scientific Corp.
1.900%, 06/01/25 (b)	500,000	483,730
DH Europe Finance II SARL
3.250%, 11/15/39 (b)	900,000	711,189
GE HealthCare Technologies, Inc.
5.905%, 11/22/32 (b)	1,400,000	1,444,730
Medtronic, Inc.
4.625%, 03/15/45 (b)	933,000	843,311
Stryker Corp.
1.150%, 06/15/25 (b)	1,000,000	959,290
		5,703,523
Healthcare-Services — 0.6%
Centene Corp.
2.500%, 03/01/31	300,000	246,381
CommonSpirit Health
3.910%, 10/01/50	500,000	378,925
Elevance Health, Inc.
5.850%, 01/15/36	1,800,000	1,856,214
Security Description	Principal Amount*	Value

Healthcare-Services—(Continued)
HCA, Inc.
4.125%, 06/15/29 (b)	1,800,000	$1,704,726
5.900%, 06/01/53 (b)	1,000,000	973,500
Humana, Inc.
4.875%, 04/01/30	800,000	785,024
Kaiser Foundation Hospitals
3.002%, 06/01/51	1,000,000	668,090
Laboratory Corp. of America Holdings
3.600%, 02/01/25 (b)	500,000	493,410
UnitedHealth Group, Inc.
3.500%, 08/15/39 (b)	900,000	727,038
3.750%, 07/15/25 (b)	1,600,000	1,576,224
4.250%, 06/15/48 (b)	1,000,000	826,870
4.950%, 05/15/62	1,300,000	1,157,637
		11,394,039
Home Builders — 0.1%
Lennar Corp.
4.750%, 11/29/27 (b)	1,300,000	1,281,813
Household Products/Wares — 0.1%
Kimberly-Clark Corp.
3.100%, 03/26/30 (b)	1,100,000	1,005,730
Insurance — 0.7%
Allstate Corp.
1.450%, 12/15/30 (b)	1,100,000	878,350
American International Group, Inc.
3.400%, 06/30/30 (b)	800,000	727,872
Aon Corp./Aon Global Holdings PLC
5.350%, 02/28/33 (b)	1,000,000	993,390
AXA SA
8.600%, 12/15/30	365,000	429,320
Berkshire Hathaway Finance Corp.
4.200%, 08/15/48 (b)	1,700,000	1,427,133
Berkshire Hathaway, Inc.
3.125%, 03/15/26 (b)	750,000	726,307
Chubb Corp.
6.000%, 05/11/37	865,000	922,652
Hartford Financial Services Group, Inc.
6.100%, 10/01/41	780,000	807,121
Lincoln National Corp.
4.350%, 03/01/48	600,000	456,030
Marsh & McLennan Cos., Inc.
3.750%, 03/14/26 (b)	1,000,000	976,100
5.450%, 03/15/54	1,000,000	971,660
Principal Financial Group, Inc.
3.100%, 11/15/26 (b)	1,000,000	951,530
Prudential Financial, Inc.
2.100%, 03/10/30 (b)	2,000,000	1,711,700
5.700%, 12/14/36 (b)	1,525,000	1,560,487
Travelers Cos., Inc.
3.050%, 06/08/51	800,000	535,552
		14,075,204
See accompanying notes to financial statements.
BHFTII-233

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Internet — 0.5%
Alibaba Group Holding Ltd.
4.200%, 12/06/47 (b)	1,400,000	$1,106,350
Alphabet, Inc.
2.050%, 08/15/50 (b)	1,100,000	624,591
Amazon.com, Inc.
3.100%, 05/12/51	2,200,000	1,511,708
3.150%, 08/22/27	1,000,000	949,890
3.875%, 08/22/37 (b)	1,900,000	1,677,757
eBay, Inc.
3.600%, 06/05/27 (b)	1,500,000	1,439,595
Meta Platforms, Inc.
4.950%, 05/15/33	1,500,000	1,507,305
		8,817,196
Investment Companies — 0.1%
ARES Capital Corp.
4.250%, 03/01/25 (b)	900,000	888,453
Blue Owl Capital Corp.
3.400%, 07/15/26	400,000	376,884
		1,265,337
Iron/Steel — 0.0%
Vale Overseas Ltd.
6.875%, 11/21/36	528,000	563,730
Lodging — 0.1%
Marriott International, Inc.
2.850%, 04/15/31	1,100,000	941,732
Sands China Ltd.
5.400%, 08/08/28 (b)	1,000,000	979,080
		1,920,812
Machinery-Construction & Mining — 0.0%
Caterpillar, Inc.
3.803%, 08/15/42 (b)	700,000	567,238
Machinery-Diversified — 0.1%
John Deere Capital Corp.
2.000%, 06/17/31	1,000,000	825,310
4.050%, 09/08/25 (b)	2,000,000	1,972,660
		2,797,970
Media — 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.850%, 04/01/61	3,300,000	1,934,592
6.484%, 10/23/45	900,000	823,194
Comcast Corp.
3.150%, 03/01/26 (b)	2,000,000	1,933,600
3.969%, 11/01/47 (b)	900,000	701,550
4.650%, 07/15/42 (b)	1,670,000	1,495,368
5.650%, 06/15/35	1,500,000	1,539,450
Discovery Communications LLC
3.950%, 03/20/28	1,100,000	1,028,357
4.000%, 09/15/55	1,481,000	957,644
Security Description	Principal Amount*	Value

Media—(Continued)
Fox Corp.
5.576%, 01/25/49 (b)	1,000,000	$917,650
Paramount Global
4.375%, 03/15/43 (b)	1,500,000	994,860
Time Warner Cable LLC
6.550%, 05/01/37	100,000	94,731
TWDC Enterprises 18 Corp.
2.950%, 06/15/27	1,000,000	945,080
Walt Disney Co.
3.600%, 01/13/51 (b)	1,000,000	745,580
6.550%, 03/15/33 (b)	950,000	1,045,979
		15,157,635
Mining — 0.2%
BHP Billiton Finance USA Ltd.
5.250%, 09/08/33	1,200,000	1,201,248
Newmont Corp.
6.250%, 10/01/39	1,800,000	1,899,324
Rio Tinto Alcan, Inc.
6.125%, 12/15/33 (b)	751,000	795,857
		3,896,429
Miscellaneous Manufacturing — 0.1%
3M Co.
4.000%, 09/14/48	900,000	714,798
Parker-Hannifin Corp.
3.250%, 06/14/29 (b)	900,000	826,281
		1,541,079
Multi-National — 1.2%
Asian Development Bank
1.500%, 03/04/31	2,000,000	1,662,020
1.750%, 09/19/29	900,000	787,608
4.125%, 01/12/34	3,100,000	3,013,045
Asian Infrastructure Investment Bank
0.500%, 05/28/25	1,000,000	958,520
0.500%, 01/27/26	50,000	46,661
European Bank for Reconstruction & Development
0.500%, 05/19/25 (b)	1,300,000	1,247,467
European Investment Bank
0.375%, 03/26/26	2,000,000	1,852,260
1.875%, 02/10/25	1,000,000	979,190
3.625%, 07/15/30	1,000,000	956,890
4.875%, 02/15/36	1,100,000	1,128,468
Inter-American Development Bank
2.125%, 01/15/25 (b)	2,000,000	1,965,280
2.250%, 06/18/29	1,400,000	1,264,298
2.375%, 07/07/27	1,500,000	1,406,535
7.000%, 06/15/25	200,000	202,836
International Bank for Reconstruction & Development
0.500%, 10/28/25	2,000,000	1,885,320
1.625%, 11/03/31	2,600,000	2,142,556
3.125%, 06/15/27	1,100,000	1,055,802
3.875%, 02/14/30	1,000,000	971,260
See accompanying notes to financial statements.
BHFTII-234

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Multi-National—(Continued)
International Finance Corp.
0.375%, 07/16/25	25,000	$23,810
		23,549,826
Office/Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.
4.250%, 04/01/28 (b)	1,100,000	1,049,488
Oil & Gas — 0.8%
BP Capital Markets America, Inc.
2.721%, 01/12/32 (b)	1,000,000	850,670
3.000%, 02/24/50 (b)	1,000,000	651,210
Canadian Natural Resources Ltd.
6.250%, 03/15/38	800,000	819,792
Chevron Corp.
2.954%, 05/16/26	1,500,000	1,443,615
ConocoPhillips Co.
5.300%, 05/15/53 (b)	1,000,000	950,300
6.950%, 04/15/29 (b)	700,000	758,688
Diamondback Energy, Inc.
5.750%, 04/18/54 (b)	1,000,000	968,920
Equinor ASA
3.250%, 11/10/24 (b)	400,000	396,468
3.625%, 04/06/40	600,000	486,150
Exxon Mobil Corp.
4.114%, 03/01/46 (b)	1,600,000	1,320,864
Marathon Oil Corp.
6.600%, 10/01/37 (b)	1,000,000	1,083,190
Marathon Petroleum Corp.
4.700%, 05/01/25	600,000	594,954
Occidental Petroleum Corp.
6.450%, 09/15/36	1,000,000	1,043,320
Phillips 66
4.875%, 11/15/44	1,000,000	885,130
Shell International Finance BV
2.375%, 11/07/29 (b)	2,000,000	1,764,220
3.250%, 04/06/50 (b)	900,000	625,509
TotalEnergies Capital International SA
3.127%, 05/29/50	900,000	608,427
Valero Energy Corp.
3.400%, 09/15/26	200,000	191,696
		15,443,123
Oil & Gas Services — 0.1%
Halliburton Co.
5.000%, 11/15/45 (b)	1,200,000	1,086,300
Packaging & Containers — 0.0%
WRKCo, Inc.
3.000%, 06/15/33 (b)	600,000	504,816
Pharmaceuticals — 1.4%
AbbVie, Inc.
3.800%, 03/15/25 (b)	400,000	394,784
4.400%, 11/06/42	1,100,000	966,185
5.400%, 03/15/54 (b)	1,500,000	1,484,160
Security Description	Principal Amount*	Value

Pharmaceuticals—(Continued)
AstraZeneca PLC
4.000%, 09/18/42	1,200,000	$1,008,180
Becton Dickinson & Co.
4.669%, 06/06/47	2,000,000	1,744,260
Bristol-Myers Squibb Co.
3.400%, 07/26/29 (b)	1,000,000	931,750
3.700%, 03/15/52 (b)	1,300,000	952,874
5.550%, 02/22/54 (b)	1,500,000	1,478,445
Cardinal Health, Inc.
3.410%, 06/15/27 (b)	800,000	761,976
Cigna Group
2.375%, 03/15/31 (b)	1,500,000	1,258,395
4.500%, 02/25/26	1,200,000	1,182,948
6.125%, 11/15/41	313,000	325,332
CVS Health Corp.
4.300%, 03/25/28 (b)	544,000	525,205
4.780%, 03/25/38	1,500,000	1,339,290
5.050%, 03/25/48	1,500,000	1,292,640
5.125%, 07/20/45	900,000	791,397
GlaxoSmithKline Capital, Inc.
3.875%, 05/15/28 (b)	1,000,000	965,570
Johnson & Johnson
3.700%, 03/01/46 (b)	1,000,000	802,810
5.950%, 08/15/37	910,000	990,772
Merck & Co., Inc.
6.550%, 09/15/37	1,000,000	1,125,440
Merck Sharp & Dohme Corp.
5.950%, 12/01/28	300,000	313,515
Novartis Capital Corp.
2.200%, 08/14/30 (b)	1,900,000	1,645,381
Pfizer Investment Enterprises Pte. Ltd.
5.340%, 05/19/63	2,000,000	1,887,540
Pfizer, Inc.
3.600%, 09/15/28	2,100,000	2,009,238
Shire Acquisitions Investments Ireland DAC
3.200%, 09/23/26 (b)	800,000	767,112
		26,945,199
Pipelines — 0.9%
El Paso Natural Gas Co. LLC
8.375%, 06/15/32 (b)	220,000	254,203
Enbridge Energy Partners LP
5.875%, 10/15/25	500,000	501,175
Enbridge, Inc.
5.950%, 04/05/54 (b)	1,500,000	1,488,645
Energy Transfer LP
5.150%, 03/15/45	2,600,000	2,285,218
Enterprise Products Operating LLC
3.200%, 02/15/52	1,100,000	732,314
3.950%, 02/15/27 (b)	1,300,000	1,263,379
Kinder Morgan Energy Partners LP
6.500%, 02/01/37 (b)	2,000,000	2,092,420
MPLX LP
5.200%, 03/01/47 (b)	1,000,000	895,350
ONEOK, Inc.
3.100%, 03/15/30 (b)	1,100,000	983,664
See accompanying notes to financial statements.
BHFTII-235

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Pipelines—(Continued)
Sabine Pass Liquefaction LLC
5.875%, 06/30/26 (b)	1,600,000	$1,606,832
TransCanada PipeLines Ltd.
6.200%, 10/15/37	1,800,000	1,859,238
Western Midstream Operating LP
4.050%, 02/01/30 (b)	1,100,000	1,023,451
Williams Cos., Inc.
3.750%, 06/15/27 (b)	1,500,000	1,440,165
		16,426,054
Real Estate Investment Trusts — 0.8%
Alexandria Real Estate Equities, Inc.
3.550%, 03/15/52	1,100,000	737,869
American Tower Corp.
5.900%, 11/15/33 (b)	900,000	921,483
AvalonBay Communities, Inc.
2.300%, 03/01/30 (b)	200,000	172,798
Boston Properties LP
3.200%, 01/15/25 (b)	1,400,000	1,379,196
Brixmor Operating Partnership LP
4.050%, 07/01/30 (b)	900,000	835,092
Crown Castle, Inc.
3.800%, 02/15/28	1,500,000	1,421,295
Digital Realty Trust LP
3.700%, 08/15/27 (b)	1,500,000	1,431,315
Equinix, Inc.
3.200%, 11/18/29 (b)	700,000	631,260
ERP Operating LP
3.000%, 07/01/29 (b)	1,000,000	908,500
Essex Portfolio LP
3.000%, 01/15/30 (b)	1,000,000	886,310
Healthpeak OP LLC
3.500%, 07/15/29	900,000	830,799
NNN REIT, Inc.
2.500%, 04/15/30 (b)	1,000,000	858,110
Prologis LP
3.375%, 12/15/27 (b)	500,000	474,140
Public Storage Operating Co.
3.094%, 09/15/27	500,000	471,165
Simon Property Group LP
3.300%, 01/15/26 (b)	1,800,000	1,744,308
Sun Communities Operating LP
5.700%, 01/15/33	700,000	689,178
Welltower OP LLC
4.000%, 06/01/25 (b)	750,000	737,888
		15,130,706
Retail — 0.6%
Home Depot, Inc.
3.000%, 04/01/26 (b)	1,800,000	1,735,182
4.250%, 04/01/46 (b)	2,000,000	1,682,820
Lowe's Cos., Inc.
4.250%, 04/01/52	1,100,000	864,721
5.625%, 04/15/53 (b)	1,000,000	968,320
McDonald's Corp.
4.875%, 12/09/45 (b)	1,500,000	1,347,990
Security Description	Principal Amount*	Value

Retail—(Continued)
Starbucks Corp.
3.550%, 08/15/29 (b)	1,000,000	$936,660
Target Corp.
2.650%, 09/15/30 (b)	1,400,000	1,240,428
Walmart, Inc.
3.900%, 09/09/25	1,000,000	986,230
4.050%, 06/29/48	900,000	747,288
5.250%, 09/01/35 (b)	935,000	960,909
		11,470,548
Semiconductors — 0.5%
Broadcom, Inc.
3.137%, 11/15/35 (144A)	1,600,000	1,280,992
4.300%, 11/15/32 (b)	1,700,000	1,588,854
Intel Corp.
4.750%, 03/25/50 (b)	1,800,000	1,550,484
4.900%, 08/05/52 (b)	1,000,000	881,410
NVIDIA Corp.
2.850%, 04/01/30 (b)	1,100,000	997,337
QUALCOMM, Inc.
1.650%, 05/20/32 (b)	2,333,000	1,838,194
Texas Instruments, Inc.
2.250%, 09/04/29 (b)	1,000,000	883,940
		9,021,211
Software — 0.7%
Fidelity National Information Services, Inc.
1.150%, 03/01/26 (b)	1,000,000	932,350
Fiserv, Inc.
5.625%, 08/21/33	1,500,000	1,513,245
Microsoft Corp.
3.125%, 11/03/25 (b)	2,600,000	2,536,482
4.250%, 02/06/47 (b)	2,000,000	1,829,620
Oracle Corp.
2.875%, 03/25/31	3,000,000	2,591,490
2.950%, 04/01/30	1,200,000	1,066,704
3.850%, 04/01/60	2,100,000	1,444,065
Salesforce, Inc.
2.900%, 07/15/51	1,000,000	644,320
		12,558,276
Telecommunications — 1.1%
America Movil SAB de CV
2.875%, 05/07/30	1,000,000	880,880
AT&T, Inc.
3.500%, 09/15/53	1,221,000	828,729
3.650%, 09/15/59	2,686,000	1,802,763
4.100%, 02/15/28 (b)	1,687,000	1,628,360
5.150%, 11/15/46 (b)	1,308,000	1,214,465
7.125%, 12/15/31	100,000	107,337
Cisco Systems, Inc.
5.500%, 01/15/40 (b)	1,000,000	1,015,680
Deutsche Telekom International Finance BV
8.750%, 06/15/30	300,000	349,671
Orange SA
5.500%, 02/06/44 (b)	500,000	482,645
See accompanying notes to financial statements.
BHFTII-236

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Telecommunications—(Continued)
Rogers Communications, Inc.
2.900%, 11/15/26 (b)	1,100,000	$1,038,994
Telefonica Emisiones SA
4.103%, 03/08/27 (b)	900,000	873,810
T-Mobile USA, Inc.
2.550%, 02/15/31 (b)	2,200,000	1,867,514
3.300%, 02/15/51	1,500,000	1,013,115
4.750%, 02/01/28 (b)	1,000,000	984,820
Verizon Communications, Inc.
2.875%, 11/20/50 (b)	1,900,000	1,195,024
3.376%, 02/15/25 (b)	1,078,000	1,062,498
3.550%, 03/22/51	1,000,000	719,700
4.812%, 03/15/39	1,927,000	1,787,061
Vodafone Group PLC
6.150%, 02/27/37 (b)	1,000,000	1,060,400
		19,913,466
Transportation — 0.5%
Burlington Northern Santa Fe LLC
4.150%, 04/01/45	1,900,000	1,573,599
Canadian National Railway Co.
4.450%, 01/20/49	400,000	350,824
Canadian Pacific Railway Co.
2.450%, 12/02/31 (b)	1,100,000	999,515
CSX Corp.
6.150%, 05/01/37	800,000	857,512
FedEx Corp.
4.550%, 04/01/46	1,000,000	833,720
Norfolk Southern Corp.
2.550%, 11/01/29 (b)	1,000,000	880,880
5.590%, 05/17/25	28,000	27,955
Union Pacific Corp.
2.891%, 04/06/36 (b)	1,200,000	966,804
3.250%, 02/05/50 (b)	1,300,000	905,749
United Parcel Service, Inc.
4.450%, 04/01/30 (b)	1,600,000	1,567,504
		8,964,062
Water — 0.0%
American Water Capital Corp.
3.750%, 09/01/28 (b)	900,000	857,475
Total Corporate Bonds & Notes (Cost $547,338,437)		486,908,271

Foreign Government—1.5%
Regional Government — 0.2%
Province of Alberta
1.000%, 05/20/25 (b)	1,500,000	1,444,770
Province of British Columbia
1.300%, 01/29/31	1,000,000	814,400
Province of Quebec
2.500%, 04/20/26	2,000,000	1,916,100
		4,175,270
Security Description	Principal Amount*	Value

Sovereign — 1.3%
Canada Government International Bonds
1.625%, 01/22/25 (b)	1,000,000	$979,590
Chile Government International Bonds
3.100%, 01/22/61	1,200,000	740,508
3.500%, 01/25/50 (b)	1,000,000	719,080
Export Development Canada
4.125%, 02/13/29 (b)	1,500,000	1,477,920
Export-Import Bank of Korea
2.875%, 01/21/25	1,400,000	1,381,926
Indonesia Government International Bonds
3.050%, 03/12/51	1,100,000	743,479
3.850%, 10/15/30	700,000	650,615
4.350%, 01/11/48 (b)	1,200,000	1,022,520
Israel Government AID Bonds
5.500%, 09/18/33	200,000	212,176
Israel Government International Bonds
4.125%, 01/17/48	1,000,000	734,070
Japan Bank for International Cooperation
4.625%, 07/19/28 (b)	1,600,000	1,595,136
Mexico Government International Bonds
2.659%, 05/24/31	1,200,000	986,076
4.600%, 01/23/46	1,100,000	846,362
4.750%, 03/08/44	900,000	719,640
5.750%, 10/12/2110	1,000,000	823,810
6.750%, 09/27/34	1,050,000	1,093,124
Panama Government International Bonds
3.875%, 03/17/28	900,000	831,546
Peru Government International Bonds
8.750%, 11/21/33	1,450,000	1,762,257
Philippines Government International Bonds
3.950%, 01/20/40	1,100,000	932,591
5.000%, 01/13/37 (b)	1,740,000	1,705,913
Republic of Italy Government International Bonds
2.875%, 10/17/29 (b)	2,000,000	1,779,260
Republic of Poland Government International Bonds
3.250%, 04/06/26 (b)	1,000,000	970,060
Svensk Exportkredit AB
0.625%, 05/14/25	1,000,000	960,570
Uruguay Government International Bonds
4.375%, 10/27/27	900,000	891,621
		24,559,850
Total Foreign Government (Cost $31,885,578)		28,735,120

Mortgage-Backed Securities—0.8%
Commercial Mortgage-Backed Securities — 0.8%
Bank
2.556%, 05/15/64	1,000,000	842,349
2.758%, 09/15/62	163,061	145,248
4.407%, 11/15/61 (a)	881,000	847,497
6.106%, 06/15/57 (a)	1,000,000	1,030,577
6.356%, 06/15/57 (a)	400,000	412,583
Bank5
5.769%, 06/15/57	1,400,000	1,418,819
See accompanying notes to financial statements.
BHFTII-237

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Mortgage-Backed Securities—(Continued)
Asset-Backed Securities—0.4%
Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
Bank5
6.260%, 04/15/56 (a)	1,000,000	$1,027,238
BBCMS Mortgage Trust
3.662%, 04/15/55 (a)	730,000	648,714
5.829%, 05/15/57	700,000	728,450
5.943%, 05/15/57 (a)	560,000	564,513
6.094%, 05/15/57 (a)	700,000	727,716
Benchmark Mortgage Trust
3.666%, 01/15/51 (a)	915,000	857,671
6.228%, 05/15/56 (a)	1,500,000	1,548,952
BMO Mortgage Trust
5.598%, 03/15/57 (a)	500,000	510,122
6.562%, 07/15/57 (a)	650,000	669,495
CD Mortgage Trust
3.631%, 02/10/50	950,000	877,859
CFCRE Commercial Mortgage Trust
3.585%, 12/10/54	787,393	747,376
JPMBB Commercial Mortgage Securities Trust
3.598%, 11/15/48	400,000	385,520
3.801%, 08/15/48	445,564	435,821
Morgan Stanley Bank of America Merrill Lynch Trust
3.732%, 05/15/48	750,000	732,581
UBS Commercial Mortgage Trust
3.035%, 12/15/52	500,000	439,978
Total Mortgage-Backed Securities (Cost $16,411,688)		15,599,079

Municipals—0.5%
Chicago O'Hare International Airport
4.572%, 01/01/54	395,000	358,014
Louisiana Local Government Environmental Facilities & Community Development Authority
5.198%, 12/01/39	1,000,000	1,004,191
Municipal Electric Authority of Georgia
6.637%, 04/01/57	1,878,000	2,043,759
New Jersey Turnpike Authority
7.414%, 01/01/40	1,000,000	1,173,249
New York City Municipal Water Finance Authority
5.440%, 06/15/43	300,000	291,015
Port Authority of New York & New Jersey
4.458%, 10/01/62	1,500,000	1,302,463
Regents of the University of California Medical Center Pooled Revenue
3.006%, 05/15/50	1,000,000	671,693
State of California, General Obligation Unlimited
7.300%, 10/01/39	1,200,000	1,372,848
State of Illinois, General Obligation Unlimited
5.100%, 06/01/33	1,157,647	1,135,895
Texas Natural Gas Securitization Finance Corp.
5.169%, 04/01/41	450,000	450,796
Total Municipals (Cost $11,162,528)		9,803,923

Security Description	Principal Amount*	Value

Asset-Backed - Automobile — 0.2%
CarMax Auto Owner Trust
0.740%, 01/15/27	1,085,000	$1,027,150
Santander Drive Auto Receivables Trust
5.930%, 07/17/28	2,000,000	2,011,041
		3,038,191
Asset-Backed - Credit Card — 0.2%
Capital One Multi-Asset Execution Trust
2.060%, 08/15/28	1,865,000	1,750,336
4.420%, 05/15/28	2,000,000	1,973,378
		3,723,714
Asset-Backed - Other — 0.0%
Verizon Master Trust
0.990%, 04/20/28	1,000,000	985,935
Total Asset-Backed Securities (Cost $7,937,324)		7,747,840

Short-Term Investments—0.3%
U.S. Treasury—0.3%
U.S. Treasury Bills
5.234%, 08/13/24 (c)	6,200,000	6,161,156
Total Short-Term Investments (Cost $6,161,125)		6,161,156

Securities Lending Reinvestments (d)—10.7%
Certificates of Deposit—3.9%
Bank of Montreal
5.540%, SOFR + 0.200%, 12/17/24 (a)	4,000,000	4,000,000
Bank of Nova Scotia
5.640%, SOFR + 0.300%, 03/13/25 (a)	2,000,000	1,999,998
5.650%, SOFR + 0.310%, 03/19/25 (a)	2,000,000	1,999,992
5.680%, SOFR + 0.340%, 05/02/25 (a)	2,000,000	2,000,049
BNP Paribas SA
5.560%, SOFR + 0.220%, 11/07/24 (a)	4,000,000	4,000,564
Commonwealth Bank of Australia
5.510%, SOFR + 0.170%, 12/20/24 (a)	1,000,000	1,000,045
Credit Agricole Corp. & Investment Bank
5.500%, 12/10/24	1,100,000	1,100,221
Credit Agricole Corp. & Investment Bank (NY)
5.590%, SOFR + 0.250%, 11/05/24 (a)	3,500,000	3,500,987
Credit Industriel et Commercial
Zero Coupon, 11/18/24	1,000,000	978,840
5.515%, 10/17/24	2,000,000	2,000,090
DZ Bank AG (NY)
5.550%, SOFR + 0.210%, 10/28/24 (a)	3,000,000	3,000,198
Mitsubishi UFJ Trust & Banking Corp.
Zero Coupon, 07/29/24	2,000,000	1,990,740
Zero Coupon, 09/13/24	1,000,000	988,500
Zero Coupon, 10/23/24	1,000,000	982,620
5.570%, SOFR + 0.240%, 07/11/24 (a)	1,000,000	1,000,032
Mizuho Bank Ltd.
5.570%, SOFR + 0.230%, 11/12/24 (a)	3,000,000	3,000,777
See accompanying notes to financial statements.
BHFTII-238

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Securities Lending Reinvestments (d)—(Continued)
Security Description	Principal Amount*	Value
Certificates of Deposit—(Continued)
MUFG Bank Ltd. (London)
5.510%, SOFR + 0.200%, 09/23/24 (a)	2,000,000	$2,000,004
Nordea Bank Abp
5.460%, SOFR + 0.120%, 07/15/24 (a)	2,000,000	2,000,034
5.540%, SOFR + 0.200%, 10/21/24 (a)	3,000,000	3,000,654
Oversea-Chinese Banking Corp. Ltd.
5.510%, SOFR + 0.170%, 09/16/24 (a)	2,000,000	1,999,934
5.540%, SOFR + 0.200%, 10/22/24 (a)	3,000,000	3,000,033
Royal Bank of Canada
5.680%, SOFR + 0.340%, 05/08/25 (a)	2,000,000	2,001,714
5.880%, FEDEFF PRV + 0.550%, 09/20/24 (a)	5,000,000	5,003,860
Skandinaviska Enskilda Banken AB
5.640%, SOFR + 0.300%, 02/06/25 (a)	1,000,000	1,000,514
Sumitomo Mitsui Banking Corp.
5.570%, SOFR + 0.230%, 07/11/24 (a)	2,000,000	2,000,096
Sumitomo Mitsui Trust Bank Ltd.
5.560%, SOFR + 0.220%, 11/18/24 (a)	4,000,000	4,003,036
Svenska Handelsbanken AB
5.640%, SOFR + 0.300%, 02/06/25 (a)	1,000,000	1,000,543
5.690%, SOFR + 0.350%, 01/17/25 (a)	2,000,000	2,002,866
Toronto-Dominion Bank
5.680%, SOFR + 0.340%, 05/09/25 (a)	3,000,000	3,000,052
5.720%, SOFR + 0.380%, 01/08/25 (a)	3,000,000	3,000,094
Westpac Banking Corp.
5.670%, SOFR + 0.330%, 04/28/25 (a)	3,000,000	3,000,981
5.890%, SOFR + 0.550%, 10/11/24 (a)	3,000,000	3,003,021
		74,561,089
Commercial Paper—0.6%
Australia & New Zealand Banking Group, Ltd.
5.520%, SOFR + 0.180%, 12/17/24 (a)	5,000,000	4,998,995
ING U.S. Funding LLC
5.550%, SOFR + 0.210%, 10/24/24 (a)	1,500,000	1,500,288
5.570%, SOFR + 0.230%, 11/20/24 (a)	1,000,000	1,000,196
Oversea-Chinese Banking Corp. Ltd.
5.490%, SOFR + 0.150%, 09/13/24 (a)	3,000,000	2,999,829
		10,499,308
Repurchase Agreements—5.9%
Bank of Montreal
Repurchase Agreement dated 06/28/24 at 5.460%, due on 07/01/24 with a maturity value of $2,000,910; collateralized by U.S. Treasury Obligations with rates ranging from 0.750% - 5.555%, maturity dates ranging from 01/31/26 - 11/15/53, and various Common Stock with an aggregate market value of $2,119,956	2,000,000	2,000,000
Bank of Nova Scotia
Repurchase Agreement dated 06/28/24 at 5.450%, due on 07/01/24 with a maturity value of $5,002,271; collateralized by various Common Stock with an aggregate market value of $5,575,689	5,000,000	5,000,000
Repurchase Agreement dated 06/28/24 at 5.480%, due on 07/01/24 with a maturity value of $5,002,283; collateralized by various Common Stock with an aggregate market value of $5,575,689	5,000,000	5,000,000
Security Description	Principal Amount*/ Shares	Value
Repurchase Agreements—(Continued)
Barclays Bank PLC
Repurchase Agreement dated 06/28/24 at 5.670%, due on 10/01/24 with a maturity value of $10,149,625; collateralized by various Common Stock with an aggregate market value of $11,144,143	10,000,000	$10,000,000
BofA Securities, Inc.
Repurchase Agreement dated 06/28/24 at 5.300%, due on 07/01/24 with a maturity value of $3,127,001; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 01/15/28 - 05/15/49, and an aggregate market value of $3,188,133	3,125,621	3,125,620
Citigroup Global Markets, Inc.
Repurchase Agreement dated 06/28/24 at 5.870%, due on 12/30/24 with a maturity value of $6,180,992; collateralized by various Common Stock with an aggregate market value of $6,600,001	6,000,000	6,000,000
National Bank of Canada
Repurchase Agreement dated 06/28/24 at 5.450%, due on 07/05/24 with a maturity value of $18,319,393; collateralized by various Common Stock with an aggregate market value of $20,413,368	18,300,000	18,300,000
Repurchase Agreement dated 06/28/24 at 5.470%, due on 07/01/24 with a maturity value of $2,000,912; collateralized by various Common Stock with an aggregate market value of $2,231,001	2,000,000	2,000,000
NBC Global Finance Ltd.
Repurchase Agreement dated 06/28/24 at 5.490%, due on 07/01/24 with a maturity value of $15,006,863; collateralized by various Common Stock with an aggregate market value of $16,732,565	15,000,000	15,000,000
Royal Bank of Canada Toronto
Repurchase Agreement dated 06/28/24 at 5.590%, due on 08/02/24 with a maturity value of $8,043,478; collateralized by various Common Stock with an aggregate market value of $8,890,269	8,000,000	8,000,000
Societe Generale
Repurchase Agreement dated 06/28/24 at 5.420%, due on 07/01/24 with a maturity value of $5,802,620; collateralized by various Common Stock with an aggregate market value of $6,456,139	5,800,000	5,800,000
Repurchase Agreement dated 06/28/24 at 5.460%, due on 07/03/24 with a maturity value of $10,007,583; collateralized by various Common Stock with an aggregate market value of $11,131,274	10,000,000	10,000,000
TD Prime Services LLC
Repurchase Agreement dated 06/28/24 at 5.420%, due on 07/01/24 with a maturity value of $21,009,485; collateralized by various Common Stock with an aggregate market value of $23,110,434	21,000,000	21,000,000
		111,225,620
Time Deposit—0.1%
National Bank of Canada
5.390%, OBFR + 0.070%, 07/05/24 (a)	2,000,000	2,000,000

Mutual Funds—0.2%
HSBC U.S. Government Money Market Fund, Class I, 5.210% (e)	1,000,000	1,000,000
See accompanying notes to financial statements.
BHFTII-239

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Securities Lending Reinvestments (d)—(Continued)
Security Description	Shares	Value
Mutual Funds—(Continued)
Western Asset Institutional Government Reserves Fund, Institutional Class, 5.210% (e)	2,100,000	$2,100,000
		3,100,000
Total Securities Lending Reinvestments (Cost $201,368,501)		201,386,017
Total Investments—110.0% (Cost $2,320,417,925)		2,078,731,747
Other assets and liabilities (net)—(10.0)%		(188,674,874)
Net Assets—100.0%		$1,890,056,873

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)
Variable or floating rate security. The stated rate represents the rate at June 30, 2024.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(b)
All or a portion of the security was held on loan. As of June 30, 2024, the market value of securities loaned was $265,768,146 and the collateral received consisted of cash in the amount of $201,318,412 and non-cash collateral with a value of $75,044,126. The cash collateral investments are disclosed in the Schedule of Investments and categorized as
Securities Lending Reinvestments. The non-cash collateral received consists of U.S.
government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and Liabilities.

(c)	The rate shown represents current yield to maturity.
(d)	Represents investment of cash collateral received from securities on loan as of June 30, 2024.
(e)	The rate shown represents the annualized seven-day yield as of June 30, 2024.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2024, the market value of 144A securities was
$1,280,992, which is 0.1% of net assets.

Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2024 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$143,263,659	$44,138,803	$120 ,179,894	$44,315,656
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2024
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
U.S. Treasury & Government Agencies	$(81,176,057)	$—	$—	$—	$(81,176,057)
Corporate Bonds & Notes	(117,663,380)	—	—	—	(117,663,380)
Foreign Government	(2,478,975)	—	—	—	(2,478,975)
Total Borrowings	$(201,318,412)	$—	$—	$—	$(201,318,412)
Gross amount of recognized liabilities for securities lending transactions					$(201,318,412)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$1,322,390,341	$—	$1,322,390,341
Total Corporate Bonds & Notes*	—	486,908,271	—	486,908,271
Total Foreign Government*	—	28,735,120	—	28,735,120
Total Mortgage-Backed Securities*	—	15,599,079	—	15,599,079
Total Municipals*	—	9,803,923	—	9,803,923
Total Asset-Backed Securities*	—	7,747,840	—	7,747,840
Total Short-Term Investments*	—	6,161,156	—	6,161,156
See accompanying notes to financial statements.
BHFTII-240

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Securities Lending Reinvestments
Certificates of Deposit	$—	$74,561,089	$—	$74,561,089
Commercial Paper	—	10,499,308	—	10,499,308
Repurchase Agreements	—	111,225,620	—	111,225,620
Time Deposit	—	2,000,000	—	2,000,000
Mutual Funds	3,100,000	—	—	3,100,000
Total Securities Lending Reinvestments	3,100,000	198,286,017	—	201,386,017
Total Investments	$3,100,000	$2,075,631,747	$—	$2,078,731,747
Collateral for Securities Loaned (Liability)	$—	$(201,318,412)	$—	$(201,318,412)

*	See Schedule of Investments for additional detailed categorizations.
Tax Cost Basis
The cost basis of investments for federal income tax purposes at June 30, 2024 was as follows:
Cost basis of investments	$2,337,300,663
Gross unrealized appreciation	3,659,357
Gross unrealized (depreciation)	(262,858,114)
Net unrealized appreciation (depreciation)	$(259,198,757)
See accompanying notes to financial statements.
BHFTII-241

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Statement of Assets and Liabilities

June 30, 2024 (Unaudited)
Assets
Investments at value (a) (b)	$2,078,731,747
Cash	128,635
Receivable for:
Investments sold	6,583,766
Fund shares sold	1,703,049
Interest	13,858,905
Prepaid expenses	14,480
Total Assets	2,101,020,582
Liabilities
Collateral for securities loaned	201,318,412
Payable for:
Investments purchased	8,127,127
Fund shares redeemed	501,308
Accrued Expenses:
Management fees	378,980
Distribution and service fees	192,992
Deferred trustees’ fees	186,726
Other expenses	258,164
Total Liabilities	210,963,709
Net Assets	$1,890,056,873
Net Assets Consist of:
Paid in surplus	$2,257,691,127
Distributable earnings (Accumulated losses)	(367,634,254)
Net Assets	$1,890,056,873
Net Assets
Class A	$1,001,398,659
Class B	538,644,224
Class E	35,413,372
Class G	314,600,618
Capital Shares Outstanding*
Class A	109,434,869
Class B	60,259,046
Class E	3,891,325
Class G	35,370,518
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$9.15
Class B	8.94
Class E	9.10
Class G	8.89

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $2,320,417,925.
(b)	Includes securities loaned at value of $265,768,146.
Statement of Operations

Six Months Ended June 30, 2024 (Unaudited)
Investment Income
Interest	$30,890,679
Securities lending income	223,827
Total investment income	31,114,506
Expenses
Management fees	2,342,201
Administration fees	43,031
Custodian and accounting fees	116,860
Distribution and service fees—Class B	673,821
Distribution and service fees—Class E	26,613
Distribution and service fees—Class G	467,159
Audit and tax services	36,225
Legal	22,509
Trustees’ fees and expenses	35,664
Shareholder reporting	51,681
Insurance	8,850
Miscellaneous	11,732
Total expenses	3,836,346
Less management fee waiver	(56,393)
Net expenses	3,779,953
Net Investment Income	27,334,553
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investments	(9,193,235)
Net change in unrealized appreciation (depreciation) on investments	(35,925,943)
Net realized and unrealized gain (loss)	(45,119,178)
Net Increase (Decrease) in Net Assets From Operations	$(17,784,625)
See accompanying notes to financial statements.
BHFTII-242

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$27,334,553	$49,398,473
Net realized gain (loss)	(9,193,235)	(40,274,594)
Net change in unrealized appreciation (depreciation)	(35,925,943)	85,471,839
Increase (decrease) in net assets from operations	(17,784,625)	94,595,718
From Distributions to Shareholders
Class A	(30,762,993)	(30,657,427)
Class B	(15,611,186)	(14,954,075)
Class E	(1,048,505)	(1,016,630)
Class G	(9,086,954)	(8,357,490)
Total distributions	(56,509,638)	(54,985,622)
Increase (decrease) in net assets from capital share transactions	48,715,767	(130,112,805)
Total increase (decrease) in net assets	(25,578,496)	(90,502,709)
Net Assets
Beginning of period	1,915,635,369	2,006,138,078
End of period	$1,890,056,873	$1,915,635,369

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023
	Shares	Value	Shares	Value
Class A
Sales	2,858,314	$26,781,744	4,721,634	$43,799,697
Reinvestments	3,354,743	30,762,993	3,328,711	30,657,427
Redemptions	(2,436,561)	(22,803,990)	(19,544,626)	(180,944,991)
Net increase (decrease)	3,776,496	$34,740,747	(11,494,281)	$(106,487,867)
Class B
Sales	1,972,513	$17,993,375	2,686,265	$24,464,391
Reinvestments	1,742,320	15,611,186	1,661,564	14,954,075
Redemptions	(3,136,043)	(28,606,092)	(6,960,851)	(63,034,199)
Net increase (decrease)	578,790	$4,998,469	(2,613,022)	$(23,615,733)
Class E
Sales	163,669	$1,519,179	224,758	$2,079,861
Reinvestments	114,968	1,048,505	110,986	1,016,630
Redemptions	(243,642)	(2,257,924)	(536,571)	(4,946,627)
Net increase (decrease)	34,995	$309,760	(200,827)	$(1,850,136)
Class G
Sales	1,508,080	$13,693,406	2,987,202	$27,014,122
Reinvestments	1,019,860	9,086,954	932,756	8,357,490
Redemptions	(1,553,982)	(14,113,569)	(3,730,199)	(33,530,681)
Net increase (decrease)	973,958	$8,666,791	189,759	$1,840,931
Increase (decrease) derived from capital shares transactions		$48,715,767		$(130,112,805)
See accompanying notes to financial statements.
BHFTII-243

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$9.52	$9.32	$11.04	$11.55	$11.10	$10.55
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.14	0.25	0.21	0.19	0.24	0.28
Net realized and unrealized gain (loss)	(0.22)	0.23	(1.65)	(0.41)	0.56	0.62
Total income (loss) from investment operations	(0.08)	0.48	(1.44)	(0.22)	0.80	0.90
Less Distributions
Distributions from net investment income	(0.29)	(0.28)	(0.28)	(0.29)	(0.35)	(0.35)
Total distributions	(0.29)	(0.28)	(0.28)	(0.29)	(0.35)	(0.35)
Net Asset Value, End of Period	$9.15	$9.52	$9.32	$11.04	$11.55	$11.10
Total Return (%) (b)	(0.85) (c)	5.20	(13.09)	(1.93)	7.21	8.64
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.28 (d)	0.28	0.28	0.28	0.28	0.28
Net ratio of expenses to average net assets (%) (e)	0.28 (d)	0.28	0.27	0.27	0.27	0.27
Ratio of net investment income (loss) to average net assets (%)	3.04 (d)	2.67	2.13	1.69	2.12	2.60
Portfolio turnover rate (%)	9 (c)	17	15	28	34	20
Net assets, end of period (in millions)	$1,001.4	$1,006.1	$1,091.7	$1,469.1	$1,613.2	$1,355.4

	Class B
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$9.30	$9.10	$10.78	$11.29	$10.85	$10.32
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.13	0.22	0.18	0.16	0.21	0.25
Net realized and unrealized gain (loss)	(0.22)	0.23	(1.61)	(0.41)	0.55	0.60
Total income (loss) from investment operations	(0.09)	0.45	(1.43)	(0.25)	0.76	0.85
Less Distributions
Distributions from net investment income	(0.27)	(0.25)	(0.25)	(0.26)	(0.32)	(0.32)
Total distributions	(0.27)	(0.25)	(0.25)	(0.26)	(0.32)	(0.32)
Net Asset Value, End of Period	$8.94	$9.30	$9.10	$10.78	$11.29	$10.85
Total Return (%) (b)	(1.02) (c)	5.03	(13.31)	(2.22)	7.01	8.34
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.53 (d)	0.53	0.53	0.53	0.53	0.53
Net ratio of expenses to average net assets (%) (e)	0.53 (d)	0.53	0.52	0.52	0.52	0.52
Ratio of net investment income (loss) to average net assets (%)	2.79 (d)	2.42	1.87	1.44	1.88	2.35
Portfolio turnover rate (%)	9 (c)	17	15	28	34	20
Net assets, end of period (in millions)	$538.6	$554.8	$566.9	$755.3	$793.0	$796.6
Please see  following page for Financial Highlights footnote legend.
See accompanying notes to financial statements.
BHFTII-244

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Financial Highlights
Selected per share data
	Class E
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$9.46	$9.26	$10.97	$11.48	$11.03	$10.49
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.13	0.23	0.19	0.17	0.23	0.27
Net realized and unrealized gain (loss)	(0.21)	0.23	(1.64)	(0.41)	0.55	0.60
Total income (loss) from investment operations	(0.08)	0.46	(1.45)	(0.24)	0.78	0.87
Less Distributions
Distributions from net investment income	(0.28)	(0.26)	(0.26)	(0.27)	(0.33)	(0.33)
Total distributions	(0.28)	(0.26)	(0.26)	(0.27)	(0.33)	(0.33)
Net Asset Value, End of Period	$9.10	$9.46	$9.26	$10.97	$11.48	$11.03
Total Return (%) (b)	(0.89) (c)	5.05	(13.25)	(2.08)	7.10	8.41
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.43 (d)	0.43	0.43	0.43	0.43	0.43
Net ratio of expenses to average net assets (%) (e)	0.43 (d)	0.43	0.42	0.42	0.42	0.42
Ratio of net investment income (loss) to average net assets (%)	2.89 (d)	2.52	1.98	1.54	1.98	2.45
Portfolio turnover rate (%)	9 (c)	17	15	28	34	20
Net assets, end of period (in millions)	$35.4	$36.5	$37.6	$48.2	$49.7	$49.1

	Class G
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$9.25	$9.06	$10.73	$11.24	$10.81	$10.28
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.12	0.21	0.18	0.15	0.20	0.24
Net realized and unrealized gain (loss)	(0.22)	0.23	(1.61)	(0.40)	0.54	0.61
Total income (loss) from investment operations	(0.10)	0.44	(1.43)	(0.25)	0.74	0.85
Less Distributions
Distributions from net investment income	(0.26)	(0.25)	(0.24)	(0.26)	(0.31)	(0.32)
Total distributions	(0.26)	(0.25)	(0.24)	(0.26)	(0.31)	(0.32)
Net Asset Value, End of Period	$8.89	$9.25	$9.06	$10.73	$11.24	$10.81
Total Return (%) (b)	(1.06) (c)	4.90	(13.33)	(2.26)	6.89	8.34
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.58 (d)	0.58	0.58	0.58	0.58	0.58
Net ratio of expenses to average net assets (%) (e)	0.58 (d)	0.58	0.57	0.57	0.57	0.57
Ratio of net investment income (loss) to average net assets (%)	2.74 (d)	2.38	1.83	1.39	1.82	2.30
Portfolio turnover rate (%)	9 (c)	17	15	28	34	20
Net assets, end of period (in millions)	$314.6	$318.2	$309.9	$383.5	$390.4	$333.9

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements).
See accompanying notes to financial statements.
BHFTII-245

Brighthouse Funds Trust II
MetLife Mid Cap Stock Index Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—95.4% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 1.3%
BWX Technologies, Inc.	33,479	$3,180,505
Curtiss-Wright Corp.	14,027	3,801,036
Hexcel Corp.	30,440	1,900,978
Woodward, Inc.	22,312	3,890,767
		12,773,286
Air Freight & Logistics — 0.2%
GXO Logistics, Inc. (a) (b)	43,742	2,208,971
Automobile Components — 1.1%
Adient PLC (a) (b)	32,898	812,910
Autoliv, Inc.	26,525	2,837,910
Gentex Corp.	84,671	2,854,259
Goodyear Tire & Rubber Co. (a)	104,267	1,183,430
Lear Corp.	20,799	2,375,454
Visteon Corp. (a)	10,107	1,078,417
		11,142,380
Automobiles — 0.3%
Harley-Davidson, Inc. (b)	44,829	1,503,565
Thor Industries, Inc. (b)	19,530	1,825,078
		3,328,643
Banks — 5.0%
Associated Banc-Corp.	54,297	1,148,382
Bank OZK	38,637	1,584,117
Cadence Bank (b)	66,907	1,892,130
Columbia Banking System, Inc.	76,685	1,525,265
Commerce Bancshares, Inc. (b)	43,173	2,408,190
Cullen/Frost Bankers, Inc. (b)	23,533	2,391,659
East West Bancorp, Inc.	50,961	3,731,874
First Financial Bankshares, Inc.	47,084	1,390,390
First Horizon Corp.	200,291	3,158,589
FNB Corp.	131,760	1,802,477
Glacier Bancorp, Inc.	41,528	1,549,825
Hancock Whitney Corp.	31,728	1,517,550
Home BancShares, Inc.	68,232	1,634,839
International Bancshares Corp.	19,584	1,120,401
New York Community Bancorp, Inc. (b)	285,559	919,500
Old National Bancorp	115,655	1,988,109
Pinnacle Financial Partners, Inc.	28,015	2,242,321
Prosperity Bancshares, Inc. (b)	35,137	2,148,276
SouthState Corp.	27,902	2,132,271
Synovus Financial Corp.	53,634	2,155,550
Texas Capital Bancshares, Inc. (a)	17,086	1,044,638
UMB Financial Corp. (b)	16,067	1,340,309
United Bankshares, Inc.	49,397	1,602,439
Valley National Bancorp (b)	156,651	1,093,424
Webster Financial Corp.	62,807	2,737,757
Wintrust Financial Corp.	22,617	2,229,131
Zions Bancorp NA	54,079	2,345,406
		50,834,819
Beverages — 0.6%
Boston Beer Co., Inc. - Class A (a)	3,349	1,021,613
Celsius Holdings, Inc. (a) (b)	54,634	3,119,055
Security Description	Shares	Value
Beverages—(Continued)
Coca-Cola Consolidated, Inc.	1,714	$1,859,690
		6,000,358
Biotechnology — 3.0%
Arrowhead Pharmaceuticals, Inc. (a) (b)	45,488	1,182,233
BioMarin Pharmaceutical, Inc. (a) (b)	69,544	5,725,558
Cytokinetics, Inc. (a) (b)	41,993	2,275,181
Exelixis, Inc. (a)	106,686	2,397,234
Halozyme Therapeutics, Inc. (a)	46,614	2,440,709
Neurocrine Biosciences, Inc. (a)	36,859	5,074,379
Roivant Sciences Ltd. (a)	123,960	1,310,257
Sarepta Therapeutics, Inc. (a)	34,620	5,469,960
United Therapeutics Corp. (a)	16,246	5,175,163
		31,050,674
Broadline Retail — 0.5%
Macy's, Inc.	100,776	1,934,899
Nordstrom, Inc. (b)	35,876	761,289
Ollie's Bargain Outlet Holdings, Inc. (a)	22,448	2,203,720
		4,899,908
Building Products — 3.5%
AAON, Inc.	24,990	2,180,128
Advanced Drainage Systems, Inc.	24,955	4,002,532
Carlisle Cos., Inc.	17,389	7,046,197
Fortune Brands Innovations, Inc.	45,810	2,974,901
Lennox International, Inc. (b)	11,743	6,282,270
Owens Corning	31,738	5,513,525
Simpson Manufacturing Co., Inc. (b)	15,441	2,602,272
Trex Co., Inc. (a)	39,809	2,950,643
UFP Industries, Inc.	22,618	2,533,216
		36,085,684
Capital Markets — 2.9%
Affiliated Managers Group, Inc.	11,670	1,823,204
Carlyle Group, Inc. (b)	79,084	3,175,223
Evercore, Inc. - Class A	12,979	2,705,213
Federated Hermes, Inc.	29,396	966,540
Houlihan Lokey, Inc. (b)	19,179	2,586,480
Interactive Brokers Group, Inc. - Class A	39,229	4,809,475
Janus Henderson Group PLC	47,015	1,584,876
Jefferies Financial Group, Inc.	62,129	3,091,539
Morningstar, Inc.	9,550	2,825,367
SEI Investments Co.	36,572	2,365,843
Stifel Financial Corp.	37,524	3,157,645
		29,091,405
Chemicals — 2.1%
Arcadium Lithium PLC (a)	378,040	1,270,214
Ashland, Inc.	18,359	1,734,742
Avient Corp.	33,422	1,458,870
Axalta Coating Systems Ltd. (a)	80,812	2,761,346
Cabot Corp. (b)	20,238	1,859,670
Chemours Co.	54,533	1,230,810
NewMarket Corp.	2,530	1,304,392
See accompanying notes to financial statements.
BHFTII-246

Brighthouse Funds Trust II
MetLife Mid Cap Stock Index Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Chemicals—(Continued)
Olin Corp.	43,738	$2,062,247
RPM International, Inc.	47,160	5,078,189
Scotts Miracle-Gro Co. (b)	15,394	1,001,534
Westlake Corp.	11,772	1,704,821
		21,466,835
Commercial Services & Supplies — 1.9%
Brink's Co.	16,284	1,667,481
Clean Harbors, Inc. (a)	18,371	4,154,602
MSA Safety, Inc.	13,558	2,544,701
RB Global, Inc.	67,287	5,138,035
Stericycle, Inc. (a)	33,982	1,975,374
Tetra Tech, Inc.	19,594	4,006,581
		19,486,774
Communications Equipment — 0.4%
Ciena Corp. (a)	52,961	2,551,661
Lumentum Holdings, Inc. (a) (b)	24,758	1,260,677
		3,812,338
Construction & Engineering — 2.3%
AECOM	49,857	4,394,396
Comfort Systems USA, Inc.	13,042	3,966,333
EMCOR Group, Inc.	17,213	6,284,122
Fluor Corp. (a)	62,699	2,730,542
MasTec, Inc. (a)	22,254	2,380,956
MDU Resources Group, Inc.	74,674	1,874,317
Valmont Industries, Inc.	7,396	2,029,832
		23,660,498
Construction Materials — 0.4%
Eagle Materials, Inc.	12,618	2,743,910
Knife River Corp. (a)	20,733	1,454,213
		4,198,123
Consumer Finance — 0.7%
Ally Financial, Inc.	100,200	3,974,934
FirstCash Holdings, Inc.	13,657	1,432,346
SLM Corp.	80,471	1,672,992
		7,080,272
Consumer Staples Distribution & Retail — 2.0%
BJ's Wholesale Club Holdings, Inc. (a)	48,697	4,277,544
Casey's General Stores, Inc.	13,558	5,173,191
Performance Food Group Co. (a)	56,992	3,767,741
Sprouts Farmers Market, Inc. (a) (b)	36,800	3,078,688
U.S. Foods Holding Corp. (a)	82,845	4,389,128
		20,686,292
Containers & Packaging — 1.5%
AptarGroup, Inc.	24,269	3,417,318
Berry Global Group, Inc.	41,899	2,465,756
Crown Holdings, Inc.	43,698	3,250,694
Graphic Packaging Holding Co. (b)	112,547	2,949,857
Greif, Inc. - Class A	9,445	542,804
Security Description	Shares	Value
Containers & Packaging—(Continued)
Silgan Holdings, Inc.	29,721	$1,258,090
Sonoco Products Co.	35,986	1,825,210
		15,709,729
Diversified Consumer Services — 1.2%
Duolingo, Inc. (a) (b)	13,547	2,826,852
Graham Holdings Co. - Class B	1,273	890,527
Grand Canyon Education, Inc. (a)	10,737	1,502,214
H&R Block, Inc.	51,103	2,771,316
Service Corp. International	53,330	3,793,363
		11,784,272
Diversified REITs — 0.4%
WP Carey, Inc. (b)	80,145	4,411,982
Diversified Telecommunication Services — 0.3%
Frontier Communications Parent, Inc. (a) (b)	81,929	2,144,901
Iridium Communications, Inc.	44,473	1,183,871
		3,328,772
Electric Utilities — 0.8%
ALLETE, Inc.	21,129	1,317,393
IDACORP, Inc.	18,567	1,729,516
OGE Energy Corp.	73,451	2,622,201
PNM Resources, Inc.	33,035	1,220,974
Portland General Electric Co. (b)	37,735	1,631,661
		8,521,745
Electrical Equipment — 1.6%
Acuity Brands, Inc.	11,170	2,696,885
EnerSys	14,802	1,532,303
NEXTracker, Inc. - Class A (a)	45,007	2,109,928
nVent Electric PLC	60,805	4,658,271
Regal Rexnord Corp.	24,363	3,294,365
Sensata Technologies Holding PLC	55,208	2,064,227
		16,355,979
Electronic Equipment, Instruments & Components — 2.4%
Arrow Electronics, Inc. (a)	19,496	2,354,337
Avnet, Inc.	33,101	1,704,371
Belden, Inc.	14,898	1,397,432
Cognex Corp. (b)	62,871	2,939,848
Coherent Corp. (a)	48,580	3,520,107
Crane NXT Co. (b)	17,784	1,092,293
IPG Photonics Corp. (a) (b)	10,514	887,276
Littelfuse, Inc.	9,077	2,319,990
Novanta, Inc. (a)	13,146	2,144,244
TD SYNNEX Corp.	28,463	3,284,630
Vishay Intertechnology, Inc. (b)	45,832	1,022,054
Vontier Corp.	56,549	2,160,172
		24,826,754
Energy Equipment & Services — 1.0%
ChampionX Corp.	69,734	2,315,866
NOV, Inc.	144,866	2,753,903
See accompanying notes to financial statements.
BHFTII-247

Brighthouse Funds Trust II
MetLife Mid Cap Stock Index Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Energy Equipment & Services—(Continued)
Valaris Ltd. (a) (b)	22,807	$1,699,121
Weatherford International PLC (a)	26,793	3,280,803
		10,049,693
Entertainment — 0.4%
TKO Group Holdings, Inc.	21,574	2,329,776
Warner Music Group Corp. - Class A (b)	51,860	1,589,509
		3,919,285
Financial Services — 1.7%
Equitable Holdings, Inc.	111,974	4,575,258
Essent Group Ltd.	39,069	2,195,287
Euronet Worldwide, Inc. (a)	15,960	1,651,860
MGIC Investment Corp.	97,638	2,104,099
Voya Financial, Inc.	36,882	2,624,154
Western Union Co.	123,916	1,514,254
WEX, Inc. (a)	15,346	2,718,390
		17,383,302
Food Products — 1.0%
Darling Ingredients, Inc. (a)	58,519	2,150,573
Flowers Foods, Inc.	70,371	1,562,236
Ingredion, Inc.	24,043	2,757,732
Lancaster Colony Corp.	7,461	1,409,905
Pilgrim's Pride Corp. (a) (b)	14,752	567,805
Post Holdings, Inc. (a)	18,417	1,918,315
		10,366,566
Gas Utilities — 0.9%
National Fuel Gas Co. (b)	33,665	1,824,306
New Jersey Resources Corp.	36,193	1,546,889
ONE Gas, Inc. (b)	20,718	1,322,844
Southwest Gas Holdings, Inc. (b)	22,049	1,551,809
Spire, Inc. (b)	21,150	1,284,439
UGI Corp.	76,774	1,758,125
		9,288,412
Ground Transportation — 1.7%
Avis Budget Group, Inc.	6,658	695,894
Knight-Swift Transportation Holdings, Inc.	59,190	2,954,765
Landstar System, Inc. (b)	13,098	2,416,319
Ryder System, Inc.	16,052	1,988,522
Saia, Inc. (a) (b) (c)	9,738	4,618,636
XPO, Inc. (a)	42,606	4,522,627
		17,196,763
Health Care Equipment & Supplies — 1.7%
Dentsply Sirona, Inc. (b)	76,045	1,894,281
Enovis Corp. (a)	18,281	826,301
Envista Holdings Corp. (a) (b)	62,943	1,046,742
Globus Medical, Inc. - Class A (a)	41,249	2,825,144
Haemonetics Corp. (a) (b)	18,600	1,538,778
Lantheus Holdings, Inc. (a)	25,386	2,038,242
LivaNova PLC (a)	19,833	1,087,245
Masimo Corp. (a)	16,332	2,056,852
Security Description	Shares	Value
Health Care Equipment & Supplies—(Continued)
Neogen Corp. (a) (b)	72,193	$1,128,377
Penumbra, Inc. (a) (b)	14,198	2,555,214
QuidelOrtho Corp. (a)	18,151	602,976
		17,600,152
Health Care Providers & Services — 2.0%
Acadia Healthcare Co., Inc. (a)	33,979	2,294,942
Amedisys, Inc. (a)	11,952	1,097,194
Chemed Corp. (b)	5,545	3,008,606
Encompass Health Corp.	36,876	3,163,592
HealthEquity, Inc. (a)	31,867	2,746,935
Option Care Health, Inc. (a) (b)	63,660	1,763,382
Progyny, Inc. (a)	30,341	868,056
R1 RCM, Inc. (a)	72,514	910,776
Tenet Healthcare Corp. (a)	35,777	4,759,414
		20,612,897
Health Care REITs — 0.7%
Healthcare Realty Trust, Inc.	138,642	2,284,820
Omega Healthcare Investors, Inc.	90,500	3,099,625
Sabra Health Care REIT, Inc.	84,785	1,305,689
		6,690,134
Health Care Technology — 0.1%
Doximity, Inc. - Class A (a) (b)	44,742	1,251,434
Hotel & Resort REITs — 0.1%
Park Hotels & Resorts, Inc.	77,132	1,155,437
Hotels, Restaurants & Leisure — 3.4%
Aramark	96,321	3,276,840
Boyd Gaming Corp.	24,671	1,359,372
Choice Hotels International, Inc. (b)	8,752	1,041,488
Churchill Downs, Inc.	24,499	3,420,060
Hilton Grand Vacations, Inc. (a) (b)	25,067	1,013,459
Hyatt Hotels Corp. - Class A (b)	16,547	2,513,820
Light & Wonder, Inc. (a)	33,013	3,462,403
Marriott Vacations Worldwide Corp. (b)	11,977	1,045,832
Planet Fitness, Inc. - Class A (a) (b)	32,057	2,359,075
Texas Roadhouse, Inc.	24,462	4,200,370
Travel & Leisure Co.	26,100	1,173,978
Vail Resorts, Inc.	13,906	2,504,888
Wendy's Co.	60,855	1,032,101
Wingstop, Inc.	10,757	4,546,554
Wyndham Hotels & Resorts, Inc. (b)	29,511	2,183,814
		35,134,054
Household Durables — 1.8%
Helen of Troy Ltd. (a) (b)	8,720	808,693
KB Home	26,931	1,890,017
Taylor Morrison Home Corp. (a)	38,736	2,147,524
Tempur Sealy International, Inc.	63,590	3,010,351
Toll Brothers, Inc.	38,152	4,394,347
TopBuild Corp. (a)	11,585	4,463,353
See accompanying notes to financial statements.
BHFTII-248

Brighthouse Funds Trust II
MetLife Mid Cap Stock Index Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Household Durables—(Continued)
Whirlpool Corp. (b)	20,010	$2,045,022
		18,759,307
Independent Power and Renewable Electricity Producers — 0.1%
Ormat Technologies, Inc. (b)	19,695	1,412,132
Industrial REITs — 1.1%
EastGroup Properties, Inc.	17,604	2,994,440
First Industrial Realty Trust, Inc.	48,470	2,302,810
Rexford Industrial Realty, Inc. (b)	79,616	3,550,078
STAG Industrial, Inc. (b)	66,687	2,404,733
		11,252,061
Insurance — 4.5%
American Financial Group, Inc.	23,959	2,947,436
Brighthouse Financial, Inc. (a) (d)	22,748	985,898
CNO Financial Group, Inc.	39,650	1,099,098
Erie Indemnity Co. - Class A	9,135	3,310,524
Fidelity National Financial, Inc.	95,070	4,698,359
First American Financial Corp.	37,989	2,049,507
Hanover Insurance Group, Inc.	13,164	1,651,292
Kemper Corp.	22,162	1,314,872
Kinsale Capital Group, Inc.	8,099	3,120,383
Old Republic International Corp. (b)	92,590	2,861,031
Primerica, Inc.	12,603	2,981,618
Reinsurance Group of America, Inc.	24,097	4,946,391
RenaissanceRe Holdings Ltd.	19,367	4,328,718
RLI Corp.	14,732	2,072,645
Ryan Specialty Holdings, Inc.	37,500	2,171,625
Selective Insurance Group, Inc.	22,265	2,089,125
Unum Group	65,200	3,332,372
		45,960,894
Interactive Media & Services — 0.2%
Ziff Davis, Inc. (a)	16,894	930,015
ZoomInfo Technologies, Inc. (a)	104,081	1,329,114
		2,259,129
IT Services — 0.4%
ASGN, Inc. (a)	16,811	1,482,226
Kyndryl Holdings, Inc. (a)	84,275	2,217,275
		3,699,501
Leisure Products — 0.6%
Brunswick Corp.	24,746	1,800,766
Mattel, Inc. (a)	126,027	2,049,199
Polaris, Inc.	19,456	1,523,599
YETI Holdings, Inc. (a)	31,218	1,190,967
		6,564,531
Life Sciences Tools & Services — 1.6%
Azenta, Inc. (a) (b)	19,747	1,039,087
Bruker Corp.	35,663	2,275,656
Illumina, Inc. (a)	58,344	6,089,947
Medpace Holdings, Inc. (a)	8,625	3,552,206
Security Description	Shares	Value
Life Sciences Tools & Services—(Continued)
Repligen Corp. (a) (b)	19,032	$2,399,174
Sotera Health Co. (a) (b)	45,617	541,474
		15,897,544
Machinery — 4.3%
AGCO Corp.	22,684	2,220,310
Chart Industries, Inc. (a) (b)	15,397	2,222,403
Crane Co.	18,004	2,610,220
Donaldson Co., Inc. (b)	44,085	3,154,722
Esab Corp.	20,802	1,964,333
Flowserve Corp.	48,218	2,319,286
Graco, Inc.	61,946	4,911,079
ITT, Inc.	30,143	3,893,873
Lincoln Electric Holdings, Inc.	20,843	3,931,823
Middleby Corp. (a) (b)	19,693	2,414,559
Oshkosh Corp.	23,953	2,591,715
RBC Bearings, Inc. (a)	10,636	2,869,380
Terex Corp.	24,648	1,351,696
Timken Co.	23,725	1,901,084
Toro Co. (b)	38,239	3,575,729
Watts Water Technologies, Inc. - Class A (b)	10,040	1,841,035
		43,773,247
Marine Transportation — 0.3%
Kirby Corp. (a)	21,352	2,556,475
Media — 0.6%
New York Times Co. - Class A	59,893	3,067,121
Nexstar Media Group, Inc.	11,423	1,896,332
TEGNA, Inc. (b)	62,118	865,925
		5,829,378
Metals & Mining — 2.0%
Alcoa Corp.	65,764	2,616,092
Cleveland-Cliffs, Inc. (a)	174,144	2,680,076
Commercial Metals Co.	42,378	2,330,366
MP Materials Corp. (a) (b)	49,043	624,317
Reliance, Inc.	21,033	6,007,025
Royal Gold, Inc.	24,075	3,013,227
U.S. Steel Corp. (b)	81,941	3,097,370
		20,368,473
Mortgage Real Estate Investment Trusts — 0.6%
Annaly Capital Management, Inc. (b)	183,287	3,493,450
Starwood Property Trust, Inc. (b)	109,935	2,082,169
		5,575,619
Multi-Utilities — 0.2%
Black Hills Corp.	25,246	1,372,877
Northwestern Energy Group, Inc.	22,446	1,124,096
		2,496,973
Office REITs — 0.5%
COPT Defense Properties	41,168	1,030,435
Cousins Properties, Inc.	55,696	1,289,362
See accompanying notes to financial statements.
BHFTII-249

Brighthouse Funds Trust II
MetLife Mid Cap Stock Index Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Office REITs—(Continued)
Kilroy Realty Corp.	39,117	$1,219,277
Vornado Realty Trust (b)	58,602	1,540,647
		5,079,721
Oil, Gas & Consumable Fuels — 4.7%
Antero Midstream Corp. (b)	125,141	1,844,578
Antero Resources Corp. (a)	107,003	3,491,508
Chesapeake Energy Corp. (b)	40,797	3,353,106
Chord Energy Corp.	22,774	3,818,744
Civitas Resources, Inc. (b)	33,725	2,327,025
CNX Resources Corp. (a) (b)	56,126	1,363,862
DT Midstream, Inc.	35,566	2,526,253
Equitrans Midstream Corp.	158,829	2,061,600
HF Sinclair Corp.	54,894	2,928,046
Matador Resources Co.	42,501	2,533,060
Murphy Oil Corp.	53,087	2,189,308
Ovintiv, Inc.	91,166	4,272,950
PBF Energy, Inc. - Class A	38,647	1,778,535
Permian Resources Corp.	188,108	3,037,944
Range Resources Corp. (b)	88,862	2,979,543
Southwestern Energy Co. (a)	403,877	2,718,092
Texas Pacific Land Corp. (b)	6,821	5,008,456
		48,232,610
Paper & Forest Products — 0.2%
Louisiana-Pacific Corp.	23,362	1,923,393
Personal Care Products — 0.8%
BellRing Brands, Inc. (a)	47,771	2,729,635
Coty, Inc. - Class A (a)	133,496	1,337,630
elf Beauty, Inc. (a)	20,330	4,283,937
		8,351,202
Pharmaceuticals — 0.4%
Jazz Pharmaceuticals PLC (a)	23,088	2,464,182
Perrigo Co. PLC	49,927	1,282,126
		3,746,308
Professional Services — 2.4%
CACI International, Inc. - Class A (a)	8,166	3,512,442
Concentrix Corp. (b)	17,160	1,085,885
ExlService Holdings, Inc. (a)	59,493	1,865,701
Exponent, Inc.	18,558	1,765,237
FTI Consulting, Inc. (a)	12,848	2,769,129
Genpact Ltd.	60,644	1,952,130
Insperity, Inc. (b)	13,101	1,194,942
KBR, Inc.	49,178	3,154,277
ManpowerGroup, Inc.	17,471	1,219,476
Maximus, Inc.	22,266	1,908,196
Paylocity Holding Corp. (a) (b)	15,914	2,098,261
Science Applications International Corp. (b)	18,778	2,207,354
		24,733,030
Real Estate Management & Development — 0.4%
Jones Lang LaSalle, Inc. (a)	17,420	3,575,978
Security Description	Shares	Value
Residential REITs — 1.0%
American Homes 4 Rent - Class A	117,861	$4,379,715
Equity LifeStyle Properties, Inc. (b)	68,304	4,448,639
Independence Realty Trust, Inc. (b)	82,285	1,542,021
		10,370,375
Retail REITs — 0.9%
Agree Realty Corp. (b)	36,769	2,277,472
Brixmor Property Group, Inc.	110,351	2,548,005
Kite Realty Group Trust	80,430	1,800,023
NNN REIT, Inc.	67,152	2,860,675
		9,486,175
Semiconductors & Semiconductor Equipment — 2.7%
Allegro MicroSystems, Inc. (a)	26,171	739,069
Amkor Technology, Inc.	37,867	1,515,437
Cirrus Logic, Inc. (a)	19,754	2,521,796
Lattice Semiconductor Corp. (a) (b)	50,376	2,921,304
MACOM Technology Solutions Holdings, Inc. (a) (b)	20,071	2,237,314
MKS Instruments, Inc. (b)	23,134	3,020,838
Onto Innovation, Inc. (a)	18,048	3,962,619
Power Integrations, Inc. (b)	20,790	1,459,250
Rambus, Inc. (a)	39,475	2,319,551
Silicon Laboratories, Inc. (a) (b)	11,692	1,293,486
Synaptics, Inc. (a)	14,466	1,275,901
Universal Display Corp.	15,985	3,360,846
Wolfspeed, Inc. (a) (b)	46,094	1,049,100
		27,676,511
Software — 2.5%
Altair Engineering, Inc. - Class A (a)	20,857	2,045,655
Appfolio, Inc. - Class A (a) (b)	7,687	1,880,010
Aspen Technology, Inc. (a)	10,206	2,027,218
Blackbaud, Inc. (a)	14,803	1,127,544
CommVault Systems, Inc. (a)	15,896	1,932,477
Dolby Laboratories, Inc. - Class A	21,883	1,733,790
Dropbox, Inc. - Class A (a)	88,503	1,988,662
Dynatrace, Inc. (a)	88,098	3,941,505
Manhattan Associates, Inc. (a)	22,550	5,562,634
Qualys, Inc. (a) (b)	13,529	1,929,235
Teradata Corp. (a)	35,416	1,223,977
		25,392,707
Specialized REITs — 1.7%
CubeSmart	82,396	3,721,827
EPR Properties (b)	27,715	1,163,476
Gaming & Leisure Properties, Inc.	99,437	4,495,547
Lamar Advertising Co. - Class A (b)	32,165	3,844,682
National Storage Affiliates Trust (b)	25,526	1,052,182
PotlatchDeltic Corp.	29,119	1,146,997
Rayonier, Inc. (b)	50,163	1,459,242
		16,883,953
Specialty Retail — 3.8%
AutoNation, Inc. (a)	8,996	1,433,783
Burlington Stores, Inc. (a)	23,391	5,613,840
See accompanying notes to financial statements.
BHFTII-250

Brighthouse Funds Trust II
MetLife Mid Cap Stock Index Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—(Continued)
Securities Lending Reinvestments (f)—7.3%
Security Description	Shares/ Principal Amount*	Value
Specialty Retail—(Continued)
Dick's Sporting Goods, Inc.	21,326	$4,581,891
Five Below, Inc. (a)	20,214	2,202,720
Floor & Decor Holdings, Inc. - Class A (a) (b)	39,193	3,896,176
GameStop Corp. - Class A (a)	98,684	2,436,508
Gap, Inc.	79,344	1,895,528
Lithia Motors, Inc.	10,038	2,534,093
Murphy USA, Inc.	6,905	3,241,621
Penske Automotive Group, Inc. (b)	7,104	1,058,638
RH (a) (b)	5,643	1,379,375
Valvoline, Inc. (a) (b)	47,193	2,038,738
Williams-Sonoma, Inc. (b)	23,533	6,645,013
		38,957,924
Technology Hardware, Storage & Peripherals — 0.7%
Pure Storage, Inc. - Class A (a)	111,922	7,186,512
Textiles, Apparel & Luxury Goods — 1.3%
Capri Holdings Ltd. (a)	42,692	1,412,251
Carter's, Inc. (b)	13,367	828,353
Columbia Sportswear Co. (b)	12,343	976,084
Crocs, Inc. (a)	22,233	3,244,684
PVH Corp.	20,734	2,195,109
Skechers USA, Inc. - Class A (a) (b)	48,490	3,351,629
Under Armour, Inc. - Class A (a) (b)	69,149	461,224
Under Armour, Inc. - Class C (a) (b)	69,890	456,382
		12,925,716
Trading Companies & Distributors — 1.7%
Applied Industrial Technologies, Inc.	14,139	2,742,966
Core & Main, Inc. - Class A (a)	62,634	3,065,308
GATX Corp.	13,039	1,725,842
MSC Industrial Direct Co., Inc. - Class A	16,702	1,324,636
Watsco, Inc. (b)	11,724	5,431,026
WESCO International, Inc.	16,010	2,537,905
		16,827,683
Water Utilities — 0.3%
Essential Utilities, Inc.	92,164	3,440,482
Total Common Stocks (Cost $707,135,821)		974,590,166

Mutual Funds—2.6%
Investment Company Securities — 2.6%
SPDR S&P MidCap 400 ETF Trust (b) (Cost $27,117,885)	50,200	26,861,016

Short-Term Investments—1.4%
U.S. Treasury—1.4%
U.S. Treasury Bills
5.075%, 07/23/24 (e)	14,680,000	14,632,901
Total Short-Term Investments (Cost $14,633,202)		14,632,901

Security Description	Principal Amount*	Value

Certificates of Deposit—2.9%
Bank of America Corp.
5.570%, SOFR + 0.230%, 07/08/24 (g)	1,000,000	$1,000,034
Bank of Montreal
5.640%, SOFR + 0.300%, 03/04/25 (g)	3,000,000	3,000,015
Bank of Nova Scotia
5.640%, SOFR + 0.300%, 03/13/25 (g)	2,000,000	1,999,998
BNP Paribas SA
5.560%, SOFR + 0.220%, 11/07/24 (g)	2,000,000	2,000,282
Credit Agricole Corp. & Investment Bank (NY)
5.590%, SOFR + 0.250%, 11/05/24 (g)	1,000,000	1,000,282
Credit Industriel et Commercial
Zero Coupon, 11/18/24	1,000,000	978,840
5.515%, 10/17/24	1,000,000	1,000,045
DZ Bank AG (NY)
5.550%, SOFR + 0.210%, 10/28/24 (g)	1,000,000	1,000,066
Mitsubishi UFJ Trust & Banking Corp.
Zero Coupon, 09/13/24	1,000,000	988,500
5.570%, SOFR + 0.240%, 07/11/24 (g)	1,000,000	1,000,032
Mizuho Bank Ltd.
5.570%, SOFR + 0.230%, 11/12/24 (g)	2,000,000	2,000,518
MUFG Bank Ltd. (London)
5.510%, SOFR + 0.200%, 09/23/24 (g)	2,000,000	2,000,004
Nordea Bank Abp
5.460%, SOFR + 0.120%, 07/15/24 (g)	2,000,000	2,000,034
Oversea-Chinese Banking Corp. Ltd.
5.460%, SOFR + 0.120%, 07/19/24 (g)	2,000,000	1,999,944
5.510%, SOFR + 0.170%, 09/16/24 (g)	2,000,000	1,999,934
Royal Bank of Canada
5.880%, FEDEFF PRV + 0.550%, 09/20/24 (g)	1,000,000	1,000,772
Sumitomo Mitsui Banking Corp.
5.570%, SOFR + 0.230%, 07/11/24 (g)	1,000,000	1,000,048
Westpac Banking Corp.
5.670%, SOFR + 0.330%, 04/28/25 (g)	1,000,000	1,000,327
5.890%, SOFR + 0.550%, 10/11/24 (g)	2,000,000	2,002,014
		28,971,689
Commercial Paper—0.6%
Australia & New Zealand Banking Group, Ltd.
5.520%, SOFR + 0.180%, 12/17/24 (g)	1,000,000	999,799
ING U.S. Funding LLC
5.550%, SOFR + 0.210%, 10/24/24 (g)	2,000,000	2,000,384
5.570%, SOFR + 0.230%, 11/20/24 (g)	3,000,000	3,000,588
		6,000,771
Repurchase Agreements—3.2%
Bank of Nova Scotia
Repurchase Agreement dated 06/28/24 at 5.450%, due on 07/01/24 with a maturity value of $2,000,908; collateralized by various Common Stock with an aggregate market value of $2,230,275	2,000,000	2,000,000
BofA Securities, Inc.
Repurchase Agreement dated 06/28/24 at 5.300%, due on 07/01/24 with a maturity value of $4,979,984; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 01/15/28 - 05/15/49, and an aggregate market value of $5,077,341	4,977,785	4,977,785
See accompanying notes to financial statements.
BHFTII-251

Brighthouse Funds Trust II
MetLife Mid Cap Stock Index Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Securities Lending Reinvestments (f)—(Continued)
Security Description	Principal Amount*/ Shares	Value
Repurchase Agreements—(Continued)
Citigroup Global Markets, Inc.
Repurchase Agreement dated 06/28/24 at 5.870%, due on 12/30/24 with a maturity value of $3,090,496; collateralized by various Common Stock with an aggregate market value of $3,300,000	3,000,000	$3,000,000
National Bank of Canada
Repurchase Agreement dated 06/28/24 at 5.450%,due on 07/05/24, with a maturity value of $11,712,399; collateralized by various Common Stock with an aggregate market value of $13,051,170	11,700,000	11,700,000
NBC Global Finance Ltd.
Repurchase Agreement dated 06/28/24 at 5.490%, due on 07/01/24 with a maturity value of $5,002,288; collateralized by various Common Stock with an aggregate market value of $5,577,522	5,000,000	5,000,000
Royal Bank of Canada Toronto
Repurchase Agreement dated 06/28/24 at 5.590%, due on 08/02/24 with a maturity value of $3,016,304; collateralized by various Common Stock with an aggregate market value of $3,333,851	3,000,000	3,000,000
Societe Generale
Repurchase Agreement dated 06/28/24 at 5.420%, due on 07/01/24 with a maturity value of $2,000,903; collateralized by various Common Stock with an aggregate market value of $2,226,255	2,000,000	2,000,000
Repurchase Agreement dated 06/28/24 at 5.450%, due on 07/01/24 with a maturity value of $700,318; collateralized by various Common Stock with an aggregate market value of $779,645	700,000	700,000
TD Prime Services LLC
Repurchase Agreement dated 06/28/24 at 5.420%, due on 07/01/24 with a maturity value of $500,226; collateralized by various Common Stock with an aggregate market value of $550,248	500,000	500,000
		32,877,785
Time Deposit—0.3%
National Bank of Canada
5.390%, OBFR + 0.070%, 07/05/24 (g)	3,000,000	3,000,000

Mutual Funds—0.3%
Allspring Government Money Market Fund, Select Class, 5.250% (h)	100,000	100,000
Fidelity Investments Money Market Government Portfolio, Class I, 5.210% (h)	1,000,000	1,000,000
Security Description	Shares	Value
Mutual Funds—(Continued)
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.220% (h)	100,000	$100,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares, 5.220% (h)	100,000	100,000
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.250% (h)	2,000,000	2,000,000
STIT-Government & Agency Portfolio, Institutional Class, 5.230% (h)	100,000	100,000
		3,400,000
Total Securities Lending Reinvestments (Cost $74,246,232)		74,250,245
Total Investments—106.7% (Cost $823,133,140)		1,090,334,328
Other assets and liabilities (net)—(6.7)%		(68,447,561)
Net Assets—100.0%		$1,021,886,767

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of June 30, 2024, the market value of securities loaned was $158,249,925 and the collateral received consisted of cash in the amount of $74,223,743 and non-cash collateral with a value of $88,043,990. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and
Liabilities.

(c)	All or a portion of the security was pledged as collateral against open futures contracts. As of June 30, 2024, the market value of securities pledged was $2,371,450.
(d)	Affiliated Issuer. (See below for a summary of transactions in securities of affiliated issuers.)
(e)	The rate shown represents current yield to maturity.
(f)	Represents investment of cash collateral received from securities on loan as of June 30, 2024.
(g)
Variable or floating rate security. The stated rate represents the rate at June 30, 2024. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(h)	The rate shown represents the annualized seven-day yield as of June 30, 2024.
Transactions in Securities of Affiliated Issuers
A summary of the Portfolio’s transactions in the securities of affiliated issuers during the six months ended June 30, 2024 is as follows:
Security Description	Market Value December 31, 2023	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of June 30, 2024
Brighthouse Financial, Inc.	$1,351,947	$(127,366)	$23,607	$(262,290)	$985,898
See accompanying notes to financial statements.
BHFTII-252

Brighthouse Funds Trust II
MetLife Mid Cap Stock Index Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)

Security Description	Number of shares held at June 30, 2024
Brighthouse Financial, Inc.	22,748
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2024 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$168,909,831	$0	$240,638,159
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2024
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(60,280,602)	$—	$—	$—	$(60,280,602)
Mutual Funds	(13,943,141)	—	—	—	(13,943,141)
Total Borrowings	$(74,223,743)	$—	$—	$—	$(74,223,743)
Gross amount of recognized liabilities for securities lending transactions					$(74,223,743)
Investments in Derivative Instruments
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
S&P Midcap 400 Index E-Mini Futures	09/20/24	55	USD	16,269,550	$(162,349)
Effects of Derivative Instruments on the Financial Statements
The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2024 by category of risk exposure:
	Liability Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value
Equity	Unrealized depreciation on futures contracts (a)	$162,349

(a)
Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day's variation margin is reported within the Statement of Assets and
Liabilities.

The following tables summarize the effect of derivative instruments on the Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2024:
Statement of Operations Location—Net Realized Gain (Loss)	Equity
Futures contracts	$1,641,168

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Equity
Futures contracts	$(1,152,047)
See accompanying notes to financial statements.
BHFTII-253

Brighthouse Funds Trust II
MetLife Mid Cap Stock Index Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
For the six months ended June 30, 2024, the average notional par or face amount outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par or Face Amount‡
Futures contracts long	$16,564,872

‡	Averages are based on activity levels during the period for which the amounts are outstanding.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$974,590,166	$—	$—	$974,590,166
Total Mutual Funds*	26,861,016	—	—	26,861,016
Total Short-Term Investments*	—	14,632,901	—	14,632,901
Securities Lending Reinvestments
Certificates of Deposit	—	28,971,689	—	28,971,689
Commercial Paper	—	6,000,771	—	6,000,771
Repurchase Agreements	—	32,877,785	—	32,877,785
Time Deposit	—	3,000,000	—	3,000,000
Mutual Funds	3,400,000	—	—	3,400,000
Total Securities Lending Reinvestments	3,400,000	70,850,245	—	74,250,245
Total Investments	$1,004,851,182	$85,483,146	$—	$1,090,334,328
Collateral for Securities Loaned (Liability)	$—	$(74,223,743)	$—	$(74,223,743)
Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(162,349)	$—	$—	$(162,349)

*	See Schedule of Investments for additional detailed categorizations.
Tax Cost Basis
The cost basis of investments for federal income tax purposes at June 30, 2024 was as follows:
Cost basis of investments	$825,225,972
Gross unrealized appreciation	319,303,740
Gross unrealized (depreciation)	(54,195,384)
Net unrealized appreciation (depreciation)	$265,108,356
See accompanying notes to financial statements.
BHFTII-254

Brighthouse Funds Trust II
MetLife Mid Cap Stock Index Portfolio
Statement of Assets and Liabilities

June 30, 2024 (Unaudited)
Assets
Investments at value (a) (b)	$1,089,348,430
Affiliated investments at value (c)	985,898
Receivable for:
Investments sold	3,259,369
Fund shares sold	2,642,909
Dividends and interest	1,044,204
Variation margin on futures contracts	18,663
Prepaid expenses	8,157
Total Assets	1,097,307,630
Liabilities
Due to custodian	16,048
Collateral for securities loaned	74,223,743
Payable for:
Fund shares redeemed	524,229
Accrued Expenses:
Management fees	206,875
Distribution and service fees	103,773
Deferred trustees’ fees	187,234
Other expenses	158,961
Total Liabilities	75,420,863
Net Assets	$1,021,886,767
Net Assets Consist of:
Paid in surplus	$694,533,853
Distributable earnings (Accumulated losses)	327,352,914
Net Assets	$1,021,886,767
Net Assets
Class A	$537,851,374
Class B	288,927,284
Class E	25,801,529
Class G	169,306,580
Capital Shares Outstanding*
Class A	32,135,947
Class B	17,733,360
Class E	1,563,886
Class G	10,558,471
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$16.74
Class B	16.29
Class E	16.50
Class G	16.04

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding affiliated investments, was $822,312,518.
(b)	Includes securities loaned at value of $158,249,925.
(c)	Identified cost of affiliated investments was $820,622.
Statement of Operations

Six Months Ended June 30, 2024 (Unaudited)
Investment Income
Dividends	$8,045,926
Interest	406,109
Securities lending income	200,914
Total investment income	8,652,949
Expenses
Management fees	1,289,487
Administration fees	27,374
Custodian and accounting fees	39,552
Distribution and service fees—Class B	367,934
Distribution and service fees—Class E	19,921
Distribution and service fees—Class G	256,549
Audit and tax services	24,379
Legal	22,509
Trustees’ fees and expenses	35,665
Shareholder reporting	41,010
Insurance	4,231
Miscellaneous	59,832
Total expenses	2,188,443
Less management fee waiver	(14,290)
Net expenses	2,174,153
Net Investment Income	6,478,796
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	56,393,451
Affiliated investments	23,607
Futures contracts	1,641,168
Net realized gain (loss)	58,058,226
Net change in unrealized appreciation (depreciation) on:
Investments	(2,580,560)
Affiliated investments	(262,290)
Futures contracts	(1,152,047)
Net change in unrealized appreciation (depreciation)	(3,994,897)
Net realized and unrealized gain (loss)	54,063,329
Net Increase (Decrease) in Net Assets From Operations	$60,542,125
See accompanying notes to financial statements.
BHFTII-255

Brighthouse Funds Trust II
MetLife Mid Cap Stock Index Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$6,478,796	$12,282,897
Net realized gain (loss)	58,058,226	51,693,210
Net change in unrealized appreciation (depreciation)	(3,994,897)	85,900,668
Increase (decrease) in net assets from operations	60,542,125	149,876,775
From Distributions to Shareholders
Class A	(35,215,117)	(39,084,764)
Class B	(18,681,100)	(22,061,311)
Class E	(1,683,790)	(2,015,323)
Class G	(11,063,244)	(12,509,646)
Total distributions	(66,643,251)	(75,671,044)
Increase (decrease) in net assets from capital share transactions	(7,113,199)	(9,864,256)
Total increase (decrease) in net assets	(13,214,325)	64,341,475
Net Assets
Beginning of period	1,035,101,092	970,759,617
End of period	$1,021,886,767	$1,035,101,092

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023
	Shares	Value	Shares	Value
Class A
Sales	787,109	$13,747,897	2,856,418	$44,987,208
Reinvestments	2,091,159	35,215,117	2,529,758	39,084,764
Redemptions	(2,522,179)	(44,392,377)	(5,568,828)	(89,726,826)
Net increase (decrease)	356,089	$4,570,637	(182,652)	$(5,654,854)
Class B
Sales	245,336	$4,113,998	456,656	$7,012,104
Reinvestments	1,139,091	18,681,100	1,463,922	22,061,311
Redemptions	(1,853,381)	(31,634,682)	(2,439,985)	(38,158,219)
Net increase (decrease)	(468,954)	$(8,839,584)	(519,407)	$(9,084,804)
Class E
Sales	10,260	$175,581	71,036	$1,126,337
Reinvestments	101,433	1,683,790	132,152	2,015,323
Redemptions	(185,194)	(3,195,264)	(295,276)	(4,681,088)
Net increase (decrease)	(73,501)	$(1,335,893)	(92,088)	$(1,539,428)
Class G
Sales	167,652	$2,772,072	826,442	$12,621,279
Reinvestments	685,455	11,063,244	842,400	12,509,646
Redemptions	(913,141)	(15,343,675)	(1,217,775)	(18,716,095)
Net increase (decrease)	(60,034)	$(1,508,359)	451,067	$6,414,830
Increase (decrease) derived from capital shares transactions		$(7,113,199)		$(9,864,256)
See accompanying notes to financial statements.
BHFTII-256

Brighthouse Funds Trust II
MetLife Mid Cap Stock Index Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$16.88	$15.73	$22.29	$19.01	$18.27	$16.32
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.12	0.22	0.23	0.21	0.21	0.26
Net realized and unrealized gain (loss)	0.91	2.20	(3.39)	4.36	1.85	3.78
Total income (loss) from investment operations	1.03	2.42	(3.16)	4.57	2.06	4.04
Less Distributions
Distributions from net investment income	(0.24)	(0.22)	(0.22)	(0.24)	(0.24)	(0.26)
Distributions from net realized capital gains	(0.93)	(1.05)	(3.18)	(1.05)	(1.08)	(1.83)
Total distributions	(1.17)	(1.27)	(3.40)	(1.29)	(1.32)	(2.09)
Net Asset Value, End of Period	$16.74	$16.88	$15.73	$22.29	$19.01	$18.27
Total Return (%) (b)	6.05 (c)	16.08	(13.26)	24.40	13.39	25.95
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.30 (d)	0.30	0.29	0.30	0.31	0.30
Net ratio of expenses to average net assets (%) (e)	0.30 (d)	0.30	0.29	0.29	0.31	0.30
Ratio of net investment income (loss) to average net assets (%)	1.38 (d)	1.37	1.31	1.00	1.33	1.44
Portfolio turnover rate (%)	17 (c)	26	22	33	31	24
Net assets, end of period (in millions)	$537.9	$536.5	$502.7	$624.2	$553.3	$528.6

	Class B
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$16.44	$15.35	$21.82	$18.64	$17.93	$16.05
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.10	0.17	0.18	0.16	0.17	0.21
Net realized and unrealized gain (loss)	0.88	2.14	(3.31)	4.26	1.82	3.71
Total income (loss) from investment operations	0.98	2.31	(3.13)	4.42	1.99	3.92
Less Distributions
Distributions from net investment income	(0.20)	(0.17)	(0.16)	(0.19)	(0.20)	(0.21)
Distributions from net realized capital gains	(0.93)	(1.05)	(3.18)	(1.05)	(1.08)	(1.83)
Total distributions	(1.13)	(1.22)	(3.34)	(1.24)	(1.28)	(2.04)
Net Asset Value, End of Period	$16.29	$16.44	$15.35	$21.82	$18.64	$17.93
Total Return (%) (b)	5.89 (c)	15.76	(13.44)	24.07	13.15	25.57
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.55 (d)	0.55	0.54	0.55	0.56	0.55
Net ratio of expenses to average net assets (%) (e)	0.55 (d)	0.55	0.54	0.54	0.56	0.55
Ratio of net investment income (loss) to average net assets (%)	1.13 (d)	1.12	1.06	0.75	1.08	1.19
Portfolio turnover rate (%)	17 (c)	26	22	33	31	24
Net assets, end of period (in millions)	$288.9	$299.3	$287.3	$378.3	$370.5	$364.5
Please see  following page for Financial Highlights footnote legend.
See accompanying notes to financial statements.
BHFTII-257

Brighthouse Funds Trust II
MetLife Mid Cap Stock Index Portfolio
Financial Highlights
Selected per share data
	Class E
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$16.64	$15.52	$22.04	$18.81	$18.09	$16.17
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.10	0.19	0.20	0.18	0.19	0.23
Net realized and unrealized gain (loss)	0.90	2.17	(3.35)	4.31	1.82	3.75
Total income (loss) from investment operations	1.00	2.36	(3.15)	4.49	2.01	3.98
Less Distributions
Distributions from net investment income	(0.21)	(0.19)	(0.19)	(0.21)	(0.21)	(0.23)
Distributions from net realized capital gains	(0.93)	(1.05)	(3.18)	(1.05)	(1.08)	(1.83)
Total distributions	(1.14)	(1.24)	(3.37)	(1.26)	(1.29)	(2.06)
Net Asset Value, End of Period	$16.50	$16.64	$15.52	$22.04	$18.81	$18.09
Total Return (%) (b)	5.98 (c)	15.91	(13.40)	24.23	13.21	25.77
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.45 (d)	0.45	0.44	0.45	0.46	0.45
Net ratio of expenses to average net assets (%) (e)	0.45 (d)	0.45	0.44	0.44	0.46	0.45
Ratio of net investment income (loss) to average net assets (%)	1.23 (d)	1.22	1.16	0.85	1.18	1.29
Portfolio turnover rate (%)	17 (c)	26	22	33	31	24
Net assets, end of period (in millions)	$25.8	$27.3	$26.8	$35.4	$33.1	$33.3

	Class G
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$16.20	$15.14	$21.59	$18.46	$17.78	$15.93
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.09	0.16	0.17	0.14	0.16	0.20
Net realized and unrealized gain (loss)	0.87	2.12	(3.28)	4.23	1.79	3.69
Total income (loss) from investment operations	0.96	2.28	(3.11)	4.37	1.95	3.89
Less Distributions
Distributions from net investment income	(0.19)	(0.17)	(0.16)	(0.19)	(0.19)	(0.21)
Distributions from net realized capital gains	(0.93)	(1.05)	(3.18)	(1.05)	(1.08)	(1.83)
Total distributions	(1.12)	(1.22)	(3.34)	(1.24)	(1.27)	(2.04)
Net Asset Value, End of Period	$16.04	$16.20	$15.14	$21.59	$18.46	$17.78
Total Return (%) (b)	5.88 (c)	15.76	(13.50)	24.01	13.07	25.54
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.60 (d)	0.60	0.59	0.60	0.61	0.60
Net ratio of expenses to average net assets (%) (e)	0.60 (d)	0.60	0.59	0.59	0.61	0.60
Ratio of net investment income (loss) to average net assets (%)	1.08 (d)	1.07	1.01	0.70	1.03	1.14
Portfolio turnover rate (%)	17 (c)	26	22	33	31	24
Net assets, end of period (in millions)	$169.3	$172.0	$153.9	$192.4	$168.4	$149.1

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements).
See accompanying notes to financial statements.
BHFTII-258

Brighthouse Funds Trust II
MetLife MSCI EAFE Index Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—95.1% of Net Assets

Security Description	Shares	Value

Australia — 7.2%
Ampol Ltd.	15,576	$335,503
ANZ Group Holdings Ltd.	165,596	3,121,731
APA Group	72,572	386,033
Aristocrat Leisure Ltd.	28,897	956,531
ASX Ltd.	9,864	395,089
Aurizon Holdings Ltd.	52,861	128,474
BHP Group Ltd.	275,961	7,914,183
BlueScope Steel Ltd.	24,346	331,949
Brambles Ltd.	77,628	755,004
CAR Group Ltd.	20,417	478,567
Cochlear Ltd.	3,634	803,401
Coles Group Ltd.	76,847	873,923
Commonwealth Bank of Australia	90,960	7,730,568
Computershare Ltd.	32,168	565,716
Dexus (REIT)	66,600	288,269
Endeavour Group Ltd.	82,569	277,536
Fortescue Ltd.	89,732	1,283,356
Glencore PLC	564,983	3,221,409
Goodman Group (REIT)	91,013	2,099,884
GPT Group (REIT)	109,987	293,943
Insurance Australia Group Ltd.	132,599	631,914
Lottery Corp. Ltd.	128,267	432,553
Macquarie Group Ltd.	19,864	2,712,472
Medibank Pvt Ltd.	150,036	373,465
Mineral Resources Ltd.	8,646	309,113
Mirvac Group (REIT)	214,967	268,602
National Australia Bank Ltd.	166,755	4,030,659
Northern Star Resources Ltd.	65,100	560,047
Orica Ltd.	24,591	292,701
Origin Energy Ltd.	97,507	705,531
Pilbara Minerals Ltd.	157,791	323,421
Pro Medicus Ltd.	3,129	297,458
Qantas Airways Ltd. (a)	48,695	189,685
QBE Insurance Group Ltd.	78,602	912,570
Ramsay Health Care Ltd.	11,010	346,735
REA Group Ltd.	2,790	364,368
Reece Ltd.	12,499	209,243
Rio Tinto Ltd.	20,772	1,650,301
Rio Tinto PLC	62,259	4,098,242
Santos Ltd.	183,626	936,883
Scentre Group (REIT)	283,023	589,946
SEEK Ltd.	23,745	336,916
Seven Group Holdings Ltd.	9,045	226,537
Sonic Healthcare Ltd.	24,516	428,523
South32 Ltd.	246,751	602,849
Stockland (REIT)	137,064	381,845
Suncorp Group Ltd.	64,765	752,505
Telstra Group Ltd.	220,317	531,528
Transurban Group	175,157	1,450,043
Treasury Wine Estates Ltd.	45,513	377,769
Vicinity Ltd. (REIT)	210,804	258,925
Washington H Soul Pattinson & Co. Ltd.	14,627	320,454
Wesfarmers Ltd.	61,758	2,677,373
Westpac Banking Corp.	186,204	3,382,800
WiseTech Global Ltd.	8,635	574,642
Woodside Energy Group Ltd.	101,103	1,908,675
Security Description	Shares	Value
Australia — (Continued)
Woolworths Group Ltd.	67,773	$1,528,896
		68,217,258
Austria — 0.2%
Erste Group Bank AG	17,174	813,987
Mondi PLC	26,440	507,895
OMV AG	8,951	389,580
Verbund AG (b)	3,710	292,828
voestalpine AG	6,416	172,861
		2,177,151
Belgium — 0.8%
Ageas SA	9,698	443,398
Anheuser-Busch InBev SA	48,955	2,830,065
D'ieteren Group	923	195,292
Elia Group SA	2,047	191,815
Groupe Bruxelles Lambert NV	4,860	346,019
KBC Group NV	12,591	888,814
Lotus Bakeries NV	24	247,563
Sofina SA	888	202,789
Syensqo SA	3,561	318,008
UCB SA	7,036	1,043,497
Umicore SA	13,317	199,961
Warehouses De Pauw CVA	9,872	266,784
		7,174,005
Brazil — 0.0%
Yara International ASA	9,020	260,501
Burkina Faso — 0.0%
Endeavour Mining PLC	11,300	239,950
Chile — 0.1%
Antofagasta PLC	20,259	537,205
China — 0.4%
BOC Hong Kong Holdings Ltd.	213,465	659,061
Prosus NV	75,714	2,684,189
SITC International Holdings Co. Ltd.	75,000	203,178
Wharf Holdings Ltd.	62,000	174,326
Wilmar International Ltd.	97,400	222,159
		3,942,913
Denmark — 3.8%
AP Moller - Maersk AS - Class A (b)	129	218,812
AP Moller - Maersk AS - Class B	244	423,893
Carlsberg AS - Class B	4,773	571,678
Coloplast AS - Class B	6,724	808,188
Danske Bank AS	36,550	1,089,032
Demant AS (a)	5,807	251,187
DSV AS	9,686	1,483,419
Genmab AS (a)	3,730	936,172
Novo Nordisk AS - Class B	177,786	25,418,632
Novonesis (Novozymes) B - B Shares	19,918	1,218,833
Orsted AS (a)	10,898	577,375
Pandora AS	4,872	732,525
See accompanying notes to financial statements.
BHFTII-259

Brighthouse Funds Trust II
MetLife MSCI EAFE Index Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Denmark — (Continued)
Rockwool AS - B Shares	571	$231,609
Svitzer Group AS (a)	670	24,992
Tryg AS	19,542	427,266
Vestas Wind Systems AS (a)	53,472	1,235,002
		35,648,615
Finland — 1.0%
Elisa Oyj	8,457	388,045
Fortum Oyj	25,580	373,503
Kesko Oyj - B Shares	13,341	233,851
Kone Oyj - Class B	18,055	892,794
Metso OYJ	38,200	405,515
Neste Oyj	25,004	443,754
Nokia Oyj	270,237	1,028,895
Nordea Bank Abp	172,100	2,044,408
Orion OYJ - Class B	5,744	245,346
Sampo Oyj - A Shares	24,688	1,060,676
Stora Enso Oyj - R Shares	33,562	459,290
UPM-Kymmene Oyj	27,836	971,285
Wartsila Oyj Abp	27,280	525,356
		9,072,718
France — 9.1%
Accor SA	11,190	461,701
Aeroports de Paris SA	1,975	241,510
Air Liquide SA	31,176	5,371,334
Airbus SE	32,025	4,419,087
Alstom SA (b)	20,749	348,488
Amundi SA	3,370	216,406
Arkema SA	3,712	321,177
AXA SA	97,867	3,224,907
BioMerieux	1,839	174,114
BNP Paribas SA	57,092	3,661,187
Bollore SE	35,194	206,103
Bouygues SA	11,159	357,621
Bureau Veritas SA	17,368	479,751
Capgemini SE	8,262	1,637,689
Carrefour SA (b)	28,117	397,596
Cie de Saint-Gobain SA	24,978	1,935,767
Cie Generale des Etablissements Michelin SCA	37,738	1,457,206
Covivio SA (REIT)	3,163	151,006
Credit Agricole SA	60,667	825,531
Danone SA	34,907	2,131,969
Dassault Aviation SA	1,217	220,698
Dassault Systemes SE	37,933	1,429,032
Edenred SE	12,365	522,120
Eiffage SA	4,534	418,911
Engie SA	97,231	1,385,892
EssilorLuxottica SA	16,105	3,458,200
Eurazeo SE	2,867	229,614
Gecina SA (REIT)	2,150	198,664
Getlink SE	18,615	307,692
Hermes International SCA	1,696	3,906,608
Ipsen SA	2,335	286,011
Kering SA	4,224	1,536,734
Klepierre SA (REIT)	12,682	340,074
Security Description	Shares	Value
France — (Continued)
La Francaise des Jeux SAEM	6,363	$216,175
Legrand SA	14,504	1,446,451
L'Oreal SA	13,036	5,736,395
LVMH Moet Hennessy Louis Vuitton SE	15,026	11,547,856
Orange SA	105,927	1,061,501
Pernod Ricard SA	11,110	1,513,059
Publicis Groupe SA	12,214	1,295,571
Renault SA	9,702	495,206
Rexel SA	12,469	321,025
Safran SA	18,344	3,862,200
Sartorius Stedim Biotech	1,739	284,354
SEB SA	1,599	163,157
Societe Generale SA	38,418	897,676
Sodexo SA	5,109	460,721
Teleperformance SE	3,137	329,290
Thales SA	5,023	807,720
TotalEnergies SE	117,057	7,807,569
Unibail-Rodamco-Westfield (a)	5,832	460,757
Veolia Environnement SA	38,098	1,144,725
Vinci SA	27,680	2,913,967
Vivendi SE	39,455	413,720
		85,439,495
Germany — 7.8%
adidas AG	8,718	2,082,215
Allianz SE	21,210	5,897,482
BASF SE	48,840	2,361,743
Bayer AG	52,363	1,481,878
Bayerische Motoren Werke AG	16,903	1,600,418
Bechtle AG	3,446	162,279
Beiersdorf AG	5,659	827,411
Brenntag SE	6,768	456,417
Carl Zeiss Meditec AG	2,492	175,359
Commerzbank AG	53,871	818,865
Continental AG	5,627	318,945
Covestro AG (a)	10,220	599,510
CTS Eventim AG & Co. KGaA	3,400	283,990
Daimler Truck Holding AG	28,970	1,153,421
Deutsche Bank AG	103,229	1,647,955
Deutsche Boerse AG	10,298	2,106,633
Deutsche Lufthansa AG	35,564	217,652
Deutsche Post AG	54,799	2,218,902
Deutsche Telekom AG	179,183	4,510,872
E.ON SE	118,836	1,558,546
Evonik Industries AG	12,954	264,446
Fresenius Medical Care AG	11,169	427,452
Fresenius SE & Co. KGaA (a)	21,156	632,371
GEA Group AG	9,989	415,656
Hannover Rueck SE	3,067	777,780
Heidelberg Materials AG	7,955	824,940
Henkel AG & Co. KGaA	5,102	401,804
Infineon Technologies AG	71,573	2,631,360
Knorr-Bremse AG	4,409	336,947
LEG Immobilien SE	3,457	282,495
Mercedes-Benz Group AG	44,358	3,067,601
Merck KGaA	7,195	1,193,137
See accompanying notes to financial statements.
BHFTII-260

Brighthouse Funds Trust II
MetLife MSCI EAFE Index Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Germany — (Continued)
MTU Aero Engines AG	3,014	$771,185
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	7,478	3,742,054
Nemetschek SE	3,293	324,072
Puma SE	5,186	238,522
Rational AG	216	180,185
Rheinmetall AG	2,403	1,223,327
RWE AG	35,506	1,215,583
SAP SE	56,889	11,559,083
Scout24 SE	3,900	297,591
Siemens AG	41,347	7,695,838
Siemens Energy AG (a)	31,577	822,554
Siemens Healthineers AG	16,020	923,526
Symrise AG	7,141	874,825
Talanx AG	3,850	307,625
Volkswagen AG	1,994	239,426
Vonovia SE	38,118	1,082,747
Zalando SE (a)	11,098	259,626
		73,494,251
Hong Kong — 1.6%
AIA Group Ltd.	612,800	4,156,244
CK Asset Holdings Ltd.	104,440	391,050
CK Infrastructure Holdings Ltd.	49,500	279,524
CLP Holdings Ltd.	94,377	763,363
Futu Holdings Ltd. (ADR) (a)	3,200	209,936
Hang Seng Bank Ltd.	46,300	592,504
Henderson Land Development Co. Ltd.	83,311	222,847
HKT Trust & HKT Ltd.	109,980	123,363
Hong Kong & China Gas Co. Ltd.	485,531	369,240
Hong Kong Exchanges & Clearing Ltd.	65,200	2,077,833
Hongkong Land Holdings Ltd.	63,800	206,085
Jardine Matheson Holdings Ltd.	10,400	367,577
Link REIT (REIT)	134,649	523,204
MTR Corp. Ltd.	82,000	258,748
Power Assets Holdings Ltd.	72,049	387,941
Prudential PLC	144,743	1,313,095
Sino Land Co. Ltd.	97,600	100,624
Sun Hung Kai Properties Ltd.	86,750	750,176
Swire Pacific Ltd. - Class A	21,817	192,879
Techtronic Industries Co. Ltd.	78,000	890,852
WH Group Ltd.	460,500	303,032
Wharf Real Estate Investment Co. Ltd.	91,976	243,128
		14,723,245
Ireland — 0.4%
AerCap Holdings NV	11,400	1,062,480
AIB Group PLC	89,600	472,419
Bank of Ireland Group PLC	57,600	600,506
Kerry Group PLC - Class A	8,369	677,811
Kingspan Group PLC	8,205	695,693
		3,508,909
Israel — 0.6%
Azrieli Group Ltd.	2,906	170,606
Bank Hapoalim BM	73,211	648,067
Bank Leumi Le-Israel BM	82,474	673,500
Security Description	Shares	Value
Israel — (Continued)
Check Point Software Technologies Ltd. (a)	4,800	$792,000
Elbit Systems Ltd.	1,528	267,138
Global-e Online Ltd. (a)	5,200	188,604
ICL Group Ltd.	44,582	192,881
Israel Discount Bank Ltd. - Class A	71,026	355,209
Mizrahi Tefahot Bank Ltd.	6,458	219,150
Nice Ltd. (a)	3,347	579,087
Teva Pharmaceutical Industries Ltd. (ADR) (a)	63,253	1,027,862
Wix.com Ltd. (a)	2,700	429,489
		5,543,593
Italy — 2.3%
Amplifon SpA	5,342	189,632
Assicurazioni Generali SpA	55,562	1,382,837
Banco BPM SpA	70,000	453,163
Coca-Cola HBC AG	10,148	344,826
Davide Campari-Milano NV	34,034	321,104
DiaSorin SpA	1,237	122,989
Enel SpA	447,155	3,121,465
Eni SpA	113,150	1,743,831
Ferrari NV	6,934	2,837,263
FinecoBank Banca Fineco SpA	35,112	523,625
Infrastrutture Wireless Italiane SpA	24,381	255,187
Intesa Sanpaolo SpA	775,343	2,897,230
Leonardo SpA	23,400	545,837
Mediobanca Banca di Credito Finanziario SpA	25,139	370,276
Moncler SpA	11,647	713,806
Nexi SpA (a)	32,431	197,799
Poste Italiane SpA (b)	29,264	374,061
Prysmian SpA	14,291	881,111
Recordati Industria Chimica e Farmaceutica SpA	5,644	295,354
Snam SpA (b)	112,553	497,378
Telecom Italia SpA (a) (b)	542,839	130,325
Terna - Rete Elettrica Nazionale	75,176	581,441
UniCredit SpA	81,940	3,055,401
		21,835,941
Japan — 21.8%
Advantest Corp.	42,800	1,732,666
Aeon Co. Ltd.	37,100	794,418
AGC, Inc. (b)	9,500	308,100
Aisin Corp.	8,500	276,525
Ajinomoto Co., Inc.	25,100	883,656
ANA Holdings, Inc.	8,400	155,063
Asahi Group Holdings Ltd.	26,000	918,565
Asahi Kasei Corp.	72,600	464,926
Asics Corp.	36,000	554,070
Astellas Pharma, Inc. (b)	102,800	1,016,870
Bandai Namco Holdings, Inc.	34,200	670,945
Bridgestone Corp. (b)	30,200	1,190,519
Brother Industries Ltd.	9,500	168,086
Canon, Inc. (b)	53,000	1,440,396
Capcom Co. Ltd.	22,200	419,959
Central Japan Railway Co.	42,700	921,910
Chiba Bank Ltd.	33,200	296,562
Chubu Electric Power Co., Inc.	30,800	365,095
See accompanying notes to financial statements.
BHFTII-261

Brighthouse Funds Trust II
MetLife MSCI EAFE Index Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Japan — (Continued)
Chugai Pharmaceutical Co. Ltd.	38,100	$1,360,302
Concordia Financial Group Ltd.	60,900	358,330
Dai Nippon Printing Co. Ltd.	13,000	439,435
Daifuku Co. Ltd.	18,500	348,361
Dai-ichi Life Holdings, Inc.	48,300	1,297,010
Daiichi Sankyo Co. Ltd.	102,300	3,574,376
Daikin Industries Ltd.	14,200	1,961,988
Daito Trust Construction Co. Ltd.	3,000	309,641
Daiwa House Industry Co. Ltd.	32,600	828,209
Daiwa Securities Group, Inc.	73,700	565,419
Denso Corp.	104,600	1,632,801
Dentsu Group, Inc. (b)	10,300	259,988
Disco Corp.	5,000	1,916,231
East Japan Railway Co.	45,900	761,361
Eisai Co. Ltd.	14,700	603,697
ENEOS Holdings, Inc.	153,600	792,316
FANUC Corp.	50,700	1,391,800
Fast Retailing Co. Ltd.	9,600	2,435,914
Fuji Electric Co. Ltd.	6,500	372,122
FUJIFILM Holdings Corp.	61,800	1,453,188
Fujitsu Ltd.	97,000	1,524,336
Hamamatsu Photonics KK	7,000	188,842
Hankyu Hanshin Holdings, Inc.	13,900	369,206
Hikari Tsushin, Inc.	700	130,130
Hitachi Construction Machinery Co. Ltd.	4,800	129,360
Hitachi Ltd.	253,000	5,704,055
Honda Motor Co. Ltd.	242,900	2,613,531
Hoshizaki Corp.	4,700	149,531
Hoya Corp.	19,100	2,235,264
Hulic Co. Ltd. (b)	25,800	229,046
Ibiden Co. Ltd.	5,600	229,619
Idemitsu Kosan Co. Ltd.	44,340	288,048
Inpex Corp. (b)	53,100	784,272
Isuzu Motors Ltd.	29,000	385,435
ITOCHU Corp.	65,300	3,204,712
Japan Airlines Co. Ltd.	8,400	132,529
Japan Exchange Group, Inc.	26,100	611,957
Japan Post Bank Co. Ltd.	82,600	782,089
Japan Post Holdings Co. Ltd.	108,500	1,078,593
Japan Post Insurance Co. Ltd.	8,200	159,653
Japan Real Estate Investment Corp. (REIT)	85	268,436
Japan Tobacco, Inc. (b)	66,700	1,806,035
JFE Holdings, Inc.	30,400	438,479
Kajima Corp.	19,500	338,480
Kansai Electric Power Co., Inc.	40,700	685,642
Kao Corp.	25,400	1,032,239
Kawasaki Kisen Kaisha Ltd. (b)	24,000	350,111
KDDI Corp.	81,700	2,165,473
Keisei Electric Railway Co. Ltd.	6,600	212,776
Keyence Corp.	10,500	4,633,205
Kikkoman Corp.	40,000	465,351
Kintetsu Group Holdings Co. Ltd.	11,012	239,732
Kirin Holdings Co. Ltd. (b)	42,600	549,610
Kobe Bussan Co. Ltd.	9,200	204,759
Koito Manufacturing Co. Ltd.	7,400	102,196
Komatsu Ltd.	50,800	1,478,656
Security Description	Shares	Value
Japan — (Continued)
Konami Group Corp.	6,200	$449,571
Kubota Corp.	58,600	823,511
Kyocera Corp.	68,200	784,297
Kyowa Kirin Co. Ltd. (b)	15,200	259,918
Lasertec Corp.	4,400	994,296
LY Corp.	145,600	350,828
M3, Inc.	23,200	222,819
Makita Corp.	11,200	305,912
Marubeni Corp.	78,800	1,472,233
MatsukiyoCocokara & Co.	21,000	302,415
Mazda Motor Corp.	32,900	319,789
McDonald's Holdings Co. Japan Ltd.	5,400	212,883
MEIJI Holdings Co. Ltd.	14,600	314,855
Minebea Mitsumi, Inc.	18,900	389,847
Mitsubishi Chemical Group Corp.	74,100	412,817
Mitsubishi Corp.	182,100	3,582,315
Mitsubishi Electric Corp.	106,800	1,707,608
Mitsubishi Estate Co. Ltd.	65,200	1,027,282
Mitsubishi HC Capital, Inc.	34,800	230,354
Mitsubishi Heavy Industries Ltd.	173,000	1,865,760
Mitsubishi UFJ Financial Group, Inc.	601,788	6,493,848
Mitsui & Co. Ltd.	138,234	3,153,932
Mitsui Chemicals, Inc.	8,300	229,621
Mitsui Fudosan Co. Ltd.	145,800	1,341,346
Mitsui OSK Lines Ltd.	17,900	537,229
Mizuho Financial Group, Inc.	131,650	2,757,313
MonotaRO Co. Ltd. (b)	14,600	171,991
MS&AD Insurance Group Holdings, Inc.	67,200	1,501,334
Murata Manufacturing Co. Ltd.	92,700	1,924,521
NEC Corp.	13,000	1,063,214
Nexon Co. Ltd.	17,300	321,359
NIDEC Corp.	21,800	985,521
Nintendo Co. Ltd.	57,400	3,067,508
Nippon Building Fund, Inc. (REIT) (b)	67	234,538
Nippon Express Holdings, Inc. (b)	4,900	225,967
Nippon Paint Holdings Co. Ltd. (b)	54,000	352,941
Nippon Prologis REIT, Inc. (REIT)	143	222,945
Nippon Sanso Holdings Corp.	9,600	285,671
Nippon Steel Corp.	47,300	996,760
Nippon Telegraph & Telephone Corp.	1,478,700	1,397,847
Nippon Yusen KK	23,600	686,118
Nissan Chemical Corp.	8,600	271,852
Nissan Motor Co. Ltd.	133,300	454,684
Nissin Foods Holdings Co. Ltd.	11,400	289,275
Nitori Holdings Co. Ltd.	4,800	507,853
Nitto Denko Corp.	7,500	594,679
Nomura Holdings, Inc.	167,100	964,348
Nomura Real Estate Holdings, Inc.	4,100	103,115
Nomura Real Estate Master Fund, Inc. (REIT)	169	150,029
Nomura Research Institute Ltd.	20,500	578,833
NTT Data Group Corp.	34,480	509,309
Obayashi Corp.	40,200	479,911
Obic Co. Ltd.	3,200	413,323
Olympus Corp.	65,000	1,045,909
Omron Corp.	10,100	348,671
Ono Pharmaceutical Co. Ltd.	23,800	325,038
See accompanying notes to financial statements.
BHFTII-262

Brighthouse Funds Trust II
MetLife MSCI EAFE Index Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Japan — (Continued)
Oracle Corp.	1,400	$96,874
Oriental Land Co. Ltd.	59,000	1,645,965
ORIX Corp.	64,400	1,429,003
Osaka Gas Co. Ltd.	21,700	479,173
Otsuka Corp.	14,800	285,432
Otsuka Holdings Co. Ltd.	22,500	948,969
Pan Pacific International Holdings Corp.	19,800	464,678
Panasonic Holdings Corp.	127,400	1,046,906
Rakuten Group, Inc. (a)	86,600	444,430
Recruit Holdings Co. Ltd.	80,900	4,354,750
Renesas Electronics Corp.	83,800	1,582,525
Resona Holdings, Inc.	103,400	686,710
Ricoh Co. Ltd.	31,500	270,635
Rohm Co. Ltd.	20,000	268,065
SBI Holdings, Inc.	14,811	376,167
SCREEN Holdings Co. Ltd.	4,000	364,435
SCSK Corp.	11,700	233,144
Secom Co. Ltd.	11,900	705,286
Seiko Epson Corp.	16,800	260,773
Sekisui Chemical Co. Ltd.	22,300	309,630
Sekisui House Ltd.	31,800	706,579
Seven & i Holdings Co. Ltd.	120,000	1,461,812
SG Holdings Co. Ltd.	19,500	179,452
Shimadzu Corp.	10,800	271,225
Shimano, Inc.	4,000	619,906
Shin-Etsu Chemical Co. Ltd.	99,600	3,874,781
Shionogi & Co. Ltd.	12,900	504,652
Shiseido Co. Ltd.	22,700	646,144
Shizuoka Financial Group, Inc.	25,000	240,800
SMC Corp.	3,100	1,480,348
SoftBank Corp.	155,100	1,898,177
SoftBank Group Corp.	56,900	3,710,291
Sompo Holdings, Inc.	46,197	987,279
Sony Group Corp.	68,000	5,779,171
Subaru Corp.	31,900	679,593
SUMCO Corp.	22,600	328,298
Sumitomo Corp.	58,000	1,456,822
Sumitomo Electric Industries Ltd.	41,334	645,868
Sumitomo Metal Mining Co. Ltd.	12,800	395,334
Sumitomo Mitsui Financial Group, Inc.	68,000	4,549,320
Sumitomo Mitsui Trust Holdings, Inc.	33,252	759,593
Sumitomo Realty & Development Co. Ltd.	14,700	434,241
Suntory Beverage & Food Ltd.	8,500	301,792
Suzuki Motor Corp.	86,800	1,004,743
Sysmex Corp.	26,700	429,053
T&D Holdings, Inc.	25,900	454,081
Taisei Corp.	10,300	381,846
Takeda Pharmaceutical Co. Ltd.	86,548	2,245,359
TDK Corp.	19,800	1,210,213
Terumo Corp.	74,800	1,242,079
TIS, Inc.	11,200	216,665
Toho Co. Ltd.	5,200	152,265
Tokio Marine Holdings, Inc.	102,400	3,844,362
Tokyo Electric Power Co. Holdings, Inc. (a)	87,700	469,509
Tokyo Electron Ltd.	25,500	5,600,771
Tokyo Gas Co. Ltd.	20,400	435,320
Security Description	Shares	Value
Japan — (Continued)
Tokyu Corp.	22,300	$245,593
TOPPAN Holdings, Inc.	11,900	329,445
Toray Industries, Inc.	80,200	378,829
TOTO Ltd.	6,200	146,597
Toyota Industries Corp.	7,900	668,900
Toyota Motor Corp.	577,700	11,896,077
Toyota Tsusho Corp.	34,200	669,832
Trend Micro, Inc.	6,400	259,830
Unicharm Corp.	22,500	720,996
West Japan Railway Co.	23,200	432,498
Yakult Honsha Co. Ltd.	14,200	253,965
Yamaha Motor Co. Ltd. (b)	42,000	390,586
Yamato Holdings Co. Ltd.	18,300	200,946
Yaskawa Electric Corp.	14,600	528,695
Yokogawa Electric Corp.	10,200	248,000
Zensho Holdings Co. Ltd.	5,000	191,755
ZOZO, Inc.	8,400	210,772
		205,784,481
Jordan — 0.0%
Hikma Pharmaceuticals PLC	11,270	268,581
Luxembourg — 0.1%
ArcelorMittal SA	27,879	636,068
Eurofins Scientific SE	6,508	323,798
		959,866
Macau — 0.1%
Galaxy Entertainment Group Ltd.	121,000	563,736
Sands China Ltd. (a)	139,600	290,898
		854,634
Netherlands — 4.7%
ABN AMRO Bank NV (GDR)	25,269	414,463
Adyen NV (a)	1,165	1,390,012
Aegon Ltd.	67,768	418,709
Akzo Nobel NV	8,601	523,350
Argenx SE (a)	3,256	1,408,554
ASM International NV	2,503	1,907,956
ASML Holding NV	21,769	22,475,802
ASR Nederland NV	9,212	439,230
BE Semiconductor Industries NV	4,443	742,889
Euronext NV	4,309	398,098
EXOR NV	5,418	565,094
Heineken Holding NV	7,134	561,961
Heineken NV	15,326	1,480,433
IMCD NV	2,999	415,475
ING Groep NV - Series N	183,721	3,150,353
JDE Peet's NV	7,639	152,199
Koninklijke Ahold Delhaize NV	51,334	1,516,286
Koninklijke KPN NV	215,052	824,737
Koninklijke Philips NV (a)	41,910	1,054,666
NN Group NV	14,169	659,558
OCI NV	6,992	170,771
Randstad NV	5,702	258,414
Universal Music Group NV	43,378	1,286,828
See accompanying notes to financial statements.
BHFTII-263

Brighthouse Funds Trust II
MetLife MSCI EAFE Index Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Netherlands — (Continued)
Wolters Kluwer NV	13,905	$2,300,369
		44,516,207
New Zealand — 0.2%
Auckland International Airport Ltd.	75,578	351,363
Fisher & Paykel Healthcare Corp. Ltd. - Class C	32,283	591,668
Mercury NZ Ltd.	47,715	191,348
Meridian Energy Ltd.	70,512	270,284
Spark New Zealand Ltd.	54,861	139,079
Xero Ltd. (a)	7,363	667,531
		2,211,273
Norway — 0.5%
Aker BP ASA	16,292	416,370
DNB Bank ASA	46,222	910,150
Equinor ASA	49,082	1,406,291
Gjensidige Forsikring ASA	7,013	125,662
Kongsberg Gruppen ASA	4,863	397,228
Mowi ASA	23,708	394,794
Norsk Hydro ASA	75,203	469,419
Orkla ASA	43,283	351,488
Salmar ASA	4,072	214,265
Telenor ASA	36,259	413,969
		5,099,636
Poland — 0.0%
InPost SA (a)	10,896	191,335
Portugal — 0.2%
EDP - Energias de Portugal SA	180,838	678,035
Galp Energia SGPS SA	24,223	512,145
Jeronimo Martins SGPS SA	12,961	253,289
		1,443,469
Singapore — 1.4%
CapitaLand Ascendas (REIT)	204,444	385,921
CapitaLand Integrated Commercial Trust (REIT)	218,642	318,254
CapitaLand Investment Ltd.	150,800	295,752
DBS Group Holdings Ltd.	108,753	2,867,301
Genting Singapore Ltd.	157,900	100,553
Grab Holdings Ltd. - Class A (a)	113,500	402,925
Keppel Ltd.	86,000	409,515
Oversea-Chinese Banking Corp. Ltd.	182,564	1,942,684
Sea Ltd. (ADR) (a)	20,900	1,492,678
Sembcorp Industries Ltd.	52,000	183,961
Singapore Airlines Ltd.	87,540	444,651
Singapore Exchange Ltd.	54,400	380,542
Singapore Technologies Engineering Ltd.	106,000	338,684
Singapore Telecommunications Ltd.	475,820	962,840
STMicroelectronics NV	35,922	1,401,864
United Overseas Bank Ltd.	68,792	1,589,396
		13,517,521
South Africa — 0.2%
Anglo American PLC	68,029	2,139,815
Security Description	Shares	Value
South Korea — 0.0%
Delivery Hero SE (a)	11,033	$261,437
Spain — 2.5%
Acciona SA (b)	1,638	194,445
ACS Actividades de Construccion y Servicios SA	10,107	435,985
Aena SME SA	4,224	852,605
Amadeus IT Group SA	25,117	1,672,676
Banco Bilbao Vizcaya Argentaria SA	322,739	3,222,152
Banco de Sabadell SA	296,379	572,905
Banco Santander SA	859,361	3,985,990
CaixaBank SA	200,287	1,060,729
Cellnex Telecom SA (a)	25,386	824,500
EDP Renovaveis SA	17,984	251,484
Endesa SA (b)	16,585	311,650
Grifols SA (a)	21,632	181,169
Iberdrola SA	314,939	4,088,598
Industria de Diseno Textil SA	59,390	2,937,104
Redeia Corp. SA	21,616	377,712
Repsol SA (b)	70,468	1,111,554
Telefonica SA	233,504	989,867
		23,071,125
Sweden — 3.1%
Alfa Laval AB	15,516	677,109
Assa Abloy AB - Class B	53,770	1,525,113
Atlas Copco AB - A Shares	146,878	2,770,408
Atlas Copco AB - B Shares	83,575	1,354,692
Beijer Ref AB	20,500	317,695
Boliden AB	16,516	526,539
Epiroc AB - A Shares	36,338	725,221
Epiroc AB - B Shares	24,398	445,706
EQT AB	22,013	646,304
Essity AB - Class B	34,188	874,655
Evolution AB	9,652	1,006,660
Fastighets AB Balder - B Shares (a)	37,572	258,568
Getinge AB - B Shares	15,453	262,581
H & M Hennes & Mauritz AB - B Shares	29,590	467,585
Hexagon AB - B Shares	114,943	1,291,337
Holmen AB - B Shares	3,296	129,955
Husqvarna AB - B Shares	19,476	155,866
Industrivarden AB - A Shares	7,045	239,111
Industrivarden AB - C Shares	8,319	281,759
Indutrade AB	15,106	385,130
Investment AB Latour - B Shares	6,251	169,546
Investor AB - B Shares	93,825	2,577,809
L E Lundbergforetagen AB - B Shares	4,755	234,354
Lifco AB - B Shares	11,000	303,105
Nibe Industrier AB - B Shares	88,393	372,932
Saab AB - Class B	19,600	471,378
Sagax AB - Class B	10,880	279,391
Sandvik AB	59,255	1,192,114
Securitas AB - B Shares	28,342	280,596
Skandinaviska Enskilda Banken AB - Class A	82,228	1,219,037
Skanska AB - B Shares	16,847	304,237
SKF AB - B Shares	18,258	364,620
Svenska Cellulosa AB SCA - Class B	31,044	459,490
See accompanying notes to financial statements.
BHFTII-264

Brighthouse Funds Trust II
MetLife MSCI EAFE Index Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Sweden — (Continued)
Svenska Handelsbanken AB - A Shares	71,807	$684,580
Swedbank AB - A Shares	49,129	1,014,432
Swedish Orphan Biovitrum AB (a)	12,810	342,350
Tele2 AB - B Shares	34,110	343,332
Telefonaktiebolaget LM Ericsson - B Shares	145,493	903,955
Telia Co. AB	129,735	347,741
Trelleborg AB - B Shares	11,800	457,551
Volvo AB - A Shares	11,531	301,795
Volvo AB - B Shares	84,632	2,172,937
Volvo Car AB - Class B (a)	8,823	6,940
		29,146,216
Switzerland — 6.1%
ABB Ltd.	86,088	4,764,869
Adecco Group AG	9,221	306,297
Alcon, Inc.	27,107	2,411,335
Avolta AG	5,990	232,930
Bachem Holding AG	2,095	192,520
Baloise Holding AG	2,719	478,579
Banque Cantonale Vaudoise	1,980	210,057
Barry Callebaut AG	187	304,699
BKW AG	1,390	221,639
Chocoladefabriken Lindt & Spruengli AG	6	692,099
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	50	583,846
Cie Financiere Richemont SA - Class A	29,157	4,549,737
Clariant AG	13,958	219,123
DSM-Firmenich AG	10,717	1,207,678
EMS-Chemie Holding AG	423	346,955
Geberit AG	1,837	1,087,181
Givaudan SA	502	2,380,904
Helvetia Holding AG	2,260	305,471
Julius Baer Group Ltd.	11,250	628,034
Kuehne & Nagel International AG	2,390	687,450
Logitech International SA	8,307	799,236
Lonza Group AG	4,034	2,191,930
Novartis AG	107,402	11,504,312
Partners Group Holding AG	1,269	1,631,673
Sandoz Group AG	23,538	851,476
Schindler Holding AG	1,428	355,755
Schindler Holding AG (Participation Certificate)	2,283	571,947
SGS SA	8,665	770,761
SIG Group AG	15,590	285,619
Sika AG	8,255	2,349,495
Sonova Holding AG	2,693	828,413
Straumann Holding AG	5,762	709,180
Swatch Group AG	1,701	348,453
Swiss Life Holding AG	1,671	1,229,420
Swiss Prime Site AG	4,615	436,629
Swisscom AG	1,510	849,702
Temenos AG	2,932	202,180
UBS Group AG	177,671	5,199,842
VAT Group AG (144A)	1,513	851,458
Zurich Insurance Group AG	7,845	4,172,924
		57,951,808
Security Description	Shares	Value
United Arab Emirates — 0.0%
NMC Health PLC (a) (c) (d)	7,569	$0
United Kingdom — 10.3%
3i Group PLC	52,431	2,021,939
Admiral Group PLC	14,845	490,866
Ashtead Group PLC	24,048	1,602,292
Associated British Foods PLC	18,881	587,549
AstraZeneca PLC	84,455	13,166,196
Auto Trader Group PLC	45,593	459,566
Aviva PLC	143,191	863,539
BAE Systems PLC	167,165	2,791,231
Barclays PLC	780,921	2,060,331
Barratt Developments PLC	47,746	283,303
Berkeley Group Holdings PLC	5,026	290,109
British American Tobacco PLC	111,272	3,420,516
BT Group PLC	352,409	625,608
Bunzl PLC	20,033	759,920
Burberry Group PLC	23,361	259,400
Centrica PLC	290,806	494,458
CK Hutchison Holdings Ltd.	153,940	737,021
Coca-Cola Europacific Partners PLC	11,100	808,857
Compass Group PLC	90,945	2,476,070
Croda International PLC	6,802	337,965
DCC PLC	4,751	333,011
Diageo PLC	119,726	3,766,625
Entain PLC	39,400	311,936
Flutter Entertainment PLC (a)	9,898	1,796,751
Halma PLC	22,415	763,115
Hargreaves Lansdown PLC	19,380	275,742
HSBC Holdings PLC	1,028,630	8,901,757
Imperial Brands PLC	47,022	1,203,943
Informa PLC	77,518	839,229
InterContinental Hotels Group PLC	8,461	887,072
Intertek Group PLC	9,159	555,372
J Sainsbury PLC	94,695	305,501
JD Sports Fashion PLC	141,187	211,317
Kingfisher PLC	103,242	324,996
Land Securities Group PLC (REIT)	40,597	318,279
Legal & General Group PLC	322,853	922,459
Lloyds Banking Group PLC	3,317,218	2,298,201
London Stock Exchange Group PLC	24,802	2,939,951
M&G PLC	79,035	203,958
Melrose Industries PLC	77,883	543,909
National Grid PLC	260,818	2,908,511
NatWest Group PLC	356,474	1,398,279
Next PLC	6,871	785,721
Pearson PLC	32,125	400,914
Persimmon PLC	15,059	255,963
Phoenix Group Holdings PLC	43,268	283,911
Reckitt Benckiser Group PLC	39,394	2,125,863
RELX PLC	103,190	4,730,338
Rentokil Initial PLC	138,734	808,929
Rolls-Royce Holdings PLC (a)	456,935	2,641,270
Sage Group PLC	54,269	744,351
Schroders PLC	46,288	213,121
Segro PLC (REIT)	66,139	751,596
See accompanying notes to financial statements.
BHFTII-265

Brighthouse Funds Trust II
MetLife MSCI EAFE Index Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
United Kingdom — (Continued)
Severn Trent PLC	15,346	$461,609
Smith & Nephew PLC	49,971	617,786
Smiths Group PLC	19,606	422,924
Spirax Group PLC	4,349	466,569
SSE PLC	58,208	1,312,844
Standard Chartered PLC	120,263	1,083,603
Taylor Wimpey PLC	192,811	344,542
Tesco PLC	376,799	1,458,769
Unilever PLC	135,866	7,480,463
United Utilities Group PLC	38,342	476,150
Vodafone Group PLC	1,254,009	1,104,814
Whitbread PLC	10,880	407,277
Wise PLC - Class A (a)	37,366	321,438
WPP PLC	53,785	493,057
		96,740,472
United States — 8.6%
BP PLC	916,547	5,522,638
CSL Ltd.	26,018	5,107,825
CyberArk Software Ltd. (a)	2,100	574,182
Experian PLC	49,825	2,310,575
Ferrovial SE	28,575	1,107,738
GSK PLC	227,494	4,384,473
Haleon PLC	373,141	1,519,017
Holcim AG	28,130	2,494,538
James Hardie Industries PLC (a)	24,825	789,427
Monday.com Ltd. (a)	1,999	481,279
Nestle SA	145,486	14,848,373
Qiagen NV (a)	12,069	498,685
Roche Holding AG	38,286	10,623,144
Roche Holding AG (Bearer Shares)	1,770	539,826
Sanofi SA	61,591	5,924,631
Schneider Electric SE	29,569	7,060,546
Shell PLC	348,849	12,536,735
Stellantis NV	122,487	2,410,850
Swiss Re AG	16,248	2,018,403
Tenaris SA	27,400	420,117
		81,173,002
Total Common Stocks (Cost $606,699,642)		897,146,628

Mutual Funds—2.3%
United States — 2.3%
iShares MSCI EAFE ETF (b) (e) (Cost $22,853,585)	284,400	22,277,052

Preferred Stocks—0.4%
Germany — 0.4%
Bayerische Motoren Werke AG	3,581	316,143
Dr Ing hc F Porsche AG	6,443	479,368
Henkel AG & Co. KGaA	9,444	842,221
Porsche Automobil Holding SE	7,256	328,237
Sartorius AG (b)	1,542	361,669
Security Description	Shares/ Principal Amount*	Value

Germany — (continued)
Volkswagen AG	11,612	$1,311,142
Total Preferred Stocks (Cost $3,843,765)		3,638,780

Rights—0.0%
Italy — 0.0%
Amplifon SpA (a) (Cost $0)	5,342	0

Short-Term Investments—1.6%
U.S. Treasury — 1.6%
U.S. Treasury Bills
5.075%, 07/23/24 (f)	12,180,000	12,140,922
5.098%, 07/23/24 (f)	2,675,000	2,666,418
Total Short-Term Investments (Cost $14,807,606)		14,807,340

Securities Lending Reinvestments (g)—1.0%
Repurchase Agreements — 0.2%
BofA Securities, Inc.
Repurchase Agreement dated 06/28/24 at 5.300%, due on 07/01/24 with a maturity value of $415,185; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 01/15/28 - 05/15/49, and an aggregate market value of $423,302	415,002	415,002
TD Prime Services LLC
Repurchase Agreement dated 06/28/24 at 5.420%, due on 07/01/24 with a maturity value of $1,000,452; collateralized by various Common Stock with an aggregate market value of $1,100,497	1,000,000	1,000,000
		1,415,002

Mutual Funds — 0.8%
AB Government Money Market, Institutional Class, 5.220% (h)	500,000	500,000
Allspring Government Money Market Fund, Select Class, 5.250% (h)	1,000,000	1,000,000
BlackRock Liquidity Funds FedFund, Institutional Shares, 5.200% (h)	1,000,000	1,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 5.180% (h)	1,000,000	1,000,000
Fidelity Investments Money Market Government Portfolio, Class I, 5.210% (h)	1,000,000	1,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.220% (h)	1,000,000	1,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares, 5.220% (h)	1,000,000	1,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.250% (h)	1,000,000	1,000,000
See accompanying notes to financial statements.
BHFTII-266

Brighthouse Funds Trust II
MetLife MSCI EAFE Index Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Securities Lending Reinvestments—(Continued)
Security Description	Shares	Value
Mutual Funds — (Continued)
STIT-Government & Agency Portfolio, Institutional Class, 5.230% (h)	500,000	$500,000
		8,000,000
Total Securities Lending Reinvestments (Cost $9,415,002)		9,415,002
Total Investments — 100.4% (Cost $657,619,600)		947,284,802
Other assets and liabilities (net) — (0.4)%		(3,693,514)
Net Assets — 100.0%		$943,591,288

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of June 30, 2024, the market value of securities loaned was $28,054,717 and the collateral received consisted of cash in the amount of $9,415,002 and non-cash collateral with a value of $19,672,585. The cash collateral investments are disclosed in the Schedule of Investments and categorized as
Securities Lending Reinvestments. The non-cash collateral received consists of U.S.
government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and Liabilities.

(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of June 30, 2024, these securities represent 0.0% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	All or a portion of the security was pledged as collateral against open futures contracts. As of June 30, 2024, the market value of securities pledged was $3,916,500.
(f)	The rate shown represents current yield to maturity.
(g)	Represents investment of cash collateral received from securities on loan as of June 30, 2024.
(h)	The rate shown represents the annualized seven-day yield as of June 30, 2024.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2024, the market value of 144A securities was
$1,330,826, which is 0.1% of net assets.

Ten Largest Industries as of June 30, 2024 (Unaudited)	% of Net Assets
Banks	10.2
Pharmaceuticals	9.4
Insurance	5.0
Semiconductors & Semiconductor Equipment	4.5
Oil, Gas & Consumable Fuels	3.9
Automobiles	3.3
Machinery	3.0
Metals & Mining	2.9
Chemicals	2.8
Textiles, Apparel & Luxury Goods	2.8
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2024 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$53,657,375	$0	$98,791,111
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2024
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(4,601,404)	$—	$—	$—	$(4,601,404)
Preferred Stocks	(309,679)	—	—	—	(309,679)
Mutual Funds	(4,503,919)	—	—	—	(4,503,919)
Total Borrowings	$(9,415,002)	$—	$—	$—	$(9,415,002)
Gross amount of recognized liabilities for securities lending transactions					$(9,415,002)
See accompanying notes to financial statements.
BHFTII-267

Brighthouse Funds Trust II
MetLife MSCI EAFE Index Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Investments in Derivative Instruments
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index Mini Futures	09/20/24	125	USD	14,645,000	$(127,135)
Effects of Derivative Instruments on the Financial Statements
The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2024 by category of risk exposure:
	Liability Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value
Equity	Unrealized depreciation on futures contracts (a)	$127,135

(a)
Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day's variation margin is reported within the Statement of Assets and
Liabilities.

The following tables summarize the effect of derivative instruments on the Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2024:
Statement of Operations Location—Net Realized Gain (Loss)	Equity
Futures contracts	$991,466

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Equity
Futures contracts	$(709,214)
For the six months ended June 30, 2024, the average notional par or face amount outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par or Face Amount‡
Futures contracts long	$14,268,879

‡	Averages are based on activity levels during the period for which the amounts are outstanding.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$68,217,258	$—	$68,217,258
Austria	—	2,177,151	—	2,177,151
Belgium	—	7,174,005	—	7,174,005
Brazil	—	260,501	—	260,501
Burkina Faso	—	239,950	—	239,950
Chile	—	537,205	—	537,205
China	—	3,942,913	—	3,942,913
Denmark	24,992	35,623,623	—	35,648,615
Finland	—	9,072,718	—	9,072,718
France	—	85,439,495	—	85,439,495
Germany	—	73,494,251	—	73,494,251
Hong Kong	209,936	14,513,309	—	14,723,245
See accompanying notes to financial statements.
BHFTII-268

Brighthouse Funds Trust II
MetLife MSCI EAFE Index Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Ireland	$1,062,480	$2,446,429	$—	$3,508,909
Israel	2,437,955	3,105,638	—	5,543,593
Italy	—	21,835,941	—	21,835,941
Japan	—	205,784,481	—	205,784,481
Jordan	—	268,581	—	268,581
Luxembourg	—	959,866	—	959,866
Macau	—	854,634	—	854,634
Netherlands	—	44,516,207	—	44,516,207
New Zealand	—	2,211,273	—	2,211,273
Norway	—	5,099,636	—	5,099,636
Poland	—	191,335	—	191,335
Portugal	—	1,443,469	—	1,443,469
Singapore	1,895,603	11,621,918	—	13,517,521
South Africa	—	2,139,815	—	2,139,815
South Korea	—	261,437	—	261,437
Spain	—	23,071,125	—	23,071,125
Sweden	6,940	29,139,276	—	29,146,216
Switzerland	—	57,951,808	—	57,951,808
United Arab Emirates	—	—	0	0
United Kingdom	808,857	95,931,615	—	96,740,472
United States	1,055,461	80,117,541	—	81,173,002
Total Common Stocks	7,502,224	889,644,404	0	897,146,628
Total Mutual Funds*	22,277,052	—	—	22,277,052
Total Preferred Stocks*	—	3,638,780	—	3,638,780
Total Rights*	—	0	—	0
Total Short-Term Investments*	—	14,807,340	—	14,807,340
Securities Lending Reinvestments
Mutual Funds	8,000,000	—	—	8,000,000
Repurchase Agreements	—	1,415,002	—	1,415,002
Total Securities Lending Reinvestments	8,000,000	1,415,002	—	9,415,002
Total Investments	$37,779,276	$909,505,526	$0	$947,284,802
Collateral for Securities Loaned (Liability)	$—	$(9,415,002)	$—	$(9,415,002)
Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(127,135)	$—	$—	$(127,135)

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended June 30, 2024 is not presented.
Tax Cost Basis
The cost basis of investments for federal income tax purposes at June 30, 2024 was as follows:
Cost basis of investments	$673,702,280
Gross unrealized appreciation	344,566,603
Gross unrealized (depreciation)	(71,111,216)
Net unrealized appreciation (depreciation)	$273,455,387
See accompanying notes to financial statements.
BHFTII-269

Brighthouse Funds Trust II
MetLife MSCI EAFE Index Portfolio
Statement of Assets and Liabilities

June 30, 2024 (Unaudited)
Assets
Investments at value (a) (b)	$947,284,802
Cash	137,881
Cash denominated in foreign currencies (c)	400,468
Receivable for:
Investments sold	704,465
Fund shares sold	1,755,949
Dividends and interest	3,946,817
Variation margin on futures contracts	20,000
Prepaid expenses	7,503
Total Assets	954,257,885
Liabilities
Collateral for securities loaned	9,415,002
Payable for:
Fund shares redeemed	458,756
Accrued Expenses:
Management fees	232,379
Distribution and service fees	97,659
Deferred trustees’ fees	187,881
Other expenses	274,920
Total Liabilities	10,666,597
Net Assets	$943,591,288
Net Assets Consist of:
Paid in surplus	$643,283,947
Distributable earnings (Accumulated losses)	300,307,341
Net Assets	$943,591,288
Net Assets
Class A	$495,051,899
Class B	276,564,187
Class E	19,593,081
Class G	152,382,121
Capital Shares Outstanding*
Class A	32,980,196
Class B	18,859,561
Class E	1,311,703
Class G	10,481,611
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$15.01
Class B	14.66
Class E	14.94
Class G	14.54

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $657,619,600.
(b)	Includes securities loaned at value of $28,054,717.
(c)	Identified cost of cash denominated in foreign currencies was $398,967.
Statement of Operations

Six Months Ended June 30, 2024 (Unaudited)
Investment Income
Dividends (a)	$18,430,678
Interest	333,601
Securities lending income	87,855
Total investment income	18,852,134
Expenses
Management fees	1,421,997
Administration fees	25,850
Custodian and accounting fees	147,256
Distribution and service fees—Class B	350,541
Distribution and service fees—Class E	15,069
Distribution and service fees—Class G	230,395
Audit and tax services	27,607
Legal	22,509
Trustees’ fees and expenses	35,664
Shareholder reporting	37,208
Insurance	4,288
Miscellaneous	76,779
Total expenses	2,395,163
Less management fee waiver	(11,268)
Net expenses	2,383,895
Net Investment Income	16,468,239
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	10,577,090
Futures contracts	991,466
Foreign currency transactions	(155,205)
Net realized gain (loss)	11,413,351
Net change in unrealized appreciation (depreciation) on:
Investments	21,815,257
Futures contracts	(709,214)
Foreign currency transactions	(139,428)
Net change in unrealized appreciation (depreciation)	20,966,615
Net realized and unrealized gain (loss)	32,379,966
Net Increase (Decrease) in Net Assets From Operations	$48,848,205

(a)	Net of foreign withholding taxes of $2,029,310.
See accompanying notes to financial statements.
BHFTII-270

Brighthouse Funds Trust II
MetLife MSCI EAFE Index Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$16,468,239	$24,898,724
Net realized gain (loss)	11,413,351	14,593,788
Net change in unrealized appreciation (depreciation)	20,966,615	119,063,973
Increase (decrease) in net assets from operations	48,848,205	158,556,485
From Distributions to Shareholders
Class A	(20,264,695)	(13,370,490)
Class B	(10,931,125)	(6,399,955)
Class E	(784,079)	(477,209)
Class G	(6,047,956)	(3,365,808)
Total distributions	(38,027,855)	(23,613,462)
Increase (decrease) in net assets from capital share transactions	(18,468,917)	(133,323,827)
Total increase (decrease) in net assets	(7,648,567)	1,619,196
Net Assets
Beginning of period	951,239,855	949,620,659
End of period	$943,591,288	$951,239,855

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023
	Shares	Value	Shares	Value
Class A
Sales	571,601	$8,762,714	1,906,751	$26,215,882
Reinvestments	1,317,600	20,264,695	940,921	13,370,490
Redemptions	(2,094,016)	(32,046,780)	(8,933,917)	(125,731,851)
Net increase (decrease)	(204,815)	$(3,019,371)	(6,086,245)	$(86,145,479)
Class B
Sales	222,219	$3,344,787	419,995	$5,716,368
Reinvestments	727,287	10,931,125	460,428	6,399,955
Redemptions	(1,675,652)	(25,103,564)	(3,341,479)	(45,350,451)
Net increase (decrease)	(726,146)	$(10,827,652)	(2,461,056)	$(33,234,128)
Class E
Sales	8,368	$127,911	51,411	$712,542
Reinvestments	51,214	784,079	33,749	477,209
Redemptions	(125,897)	(1,923,279)	(345,599)	(4,766,907)
Net increase (decrease)	(66,315)	$(1,011,289)	(260,439)	$(3,577,156)
Class G
Sales	121,762	$1,816,352	660,996	$9,010,864
Reinvestments	405,903	6,047,956	244,253	3,365,808
Redemptions	(775,090)	(11,474,913)	(1,686,995)	(22,743,736)
Net increase (decrease)	(247,425)	$(3,610,605)	(781,746)	$(10,367,064)
Increase (decrease) derived from capital shares transactions		$(18,468,917)		$(133,323,827)
See accompanying notes to financial statements.
BHFTII-271

Brighthouse Funds Trust II
MetLife MSCI EAFE Index Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$14.85	$12.90	$16.17	$14.86	$14.32	$12.16
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.27	0.39	0.38	0.40	0.27	0.40
Net realized and unrealized gain (loss)	0.54	1.92	(2.76)	1.20	0.75	2.23
Total income (loss) from investment operations	0.81	2.31	(2.38)	1.60	1.02	2.63
Less Distributions
Distributions from net investment income	(0.50)	(0.36)	(0.52)	(0.29)	(0.41)	(0.37)
Distributions from net realized capital gains	(0.15)	0.00	(0.37)	0.00	(0.07)	(0.10)
Total distributions	(0.65)	(0.36)	(0.89)	(0.29)	(0.48)	(0.47)
Net Asset Value, End of Period	$15.01	$14.85	$12.90	$16.17	$14.86	$14.32
Total Return (%) (b)	5.35 (c)	17.93	(14.47)	10.72	7.85	21.93
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.38 (d)	0.38	0.37	0.37	0.38	0.37
Net ratio of expenses to average net assets (%) (e)	0.38 (d)	0.38	0.37	0.37	0.38	0.37
Ratio of net investment income (loss) to average net assets (%)	3.60 (d)	2.77	2.84	2.53	2.06	2.97
Portfolio turnover rate (%)	6 (c)	13	9	12	18	9
Net assets, end of period (in millions)	$495.1	$492.6	$506.7	$655.0	$622.7	$591.3

	Class B
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$14.50	$12.61	$15.81	$14.53	$14.01	$11.91
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.25	0.34	0.34	0.35	0.23	0.36
Net realized and unrealized gain (loss)	0.52	1.87	(2.69)	1.18	0.74	2.17
Total income (loss) from investment operations	0.77	2.21	(2.35)	1.53	0.97	2.53
Less Distributions
Distributions from net investment income	(0.46)	(0.32)	(0.48)	(0.25)	(0.38)	(0.33)
Distributions from net realized capital gains	(0.15)	0.00	(0.37)	0.00	(0.07)	(0.10)
Total distributions	(0.61)	(0.32)	(0.85)	(0.25)	(0.45)	(0.43)
Net Asset Value, End of Period	$14.66	$14.50	$12.61	$15.81	$14.53	$14.01
Total Return (%) (b)	5.15 (c)	17.64	(14.64)	10.48	7.58	21.55
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.63 (d)	0.63	0.62	0.62	0.63	0.62
Net ratio of expenses to average net assets (%) (e)	0.63 (d)	0.63	0.62	0.62	0.63	0.62
Ratio of net investment income (loss) to average net assets (%)	3.34 (d)	2.47	2.59	2.28	1.82	2.74
Portfolio turnover rate (%)	6 (c)	13	9	12	18	9
Net assets, end of period (in millions)	$276.6	$284.0	$277.9	$357.0	$366.2	$361.6
Please see  following page for Financial Highlights footnote legend.
See accompanying notes to financial statements.
BHFTII-272

Brighthouse Funds Trust II
MetLife MSCI EAFE Index Portfolio
Financial Highlights
Selected per share data
	Class E
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$14.76	$12.83	$16.08	$14.78	$14.24	$12.09
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.26	0.36	0.36	0.38	0.25	0.38
Net realized and unrealized gain (loss)	0.54	1.90	(2.75)	1.18	0.75	2.21
Total income (loss) from investment operations	0.80	2.26	(2.39)	1.56	1.00	2.59
Less Distributions
Distributions from net investment income	(0.47)	(0.33)	(0.49)	(0.26)	(0.39)	(0.34)
Distributions from net realized capital gains	(0.15)	0.00	(0.37)	0.00	(0.07)	(0.10)
Total distributions	(0.62)	(0.33)	(0.86)	(0.26)	(0.46)	(0.44)
Net Asset Value, End of Period	$14.94	$14.76	$12.83	$16.08	$14.78	$14.24
Total Return (%) (b)	5.29 (c)	17.76	(14.60)	10.54	7.71	21.77
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.53 (d)	0.53	0.52	0.52	0.53	0.52
Net ratio of expenses to average net assets (%) (e)	0.53 (d)	0.53	0.52	0.52	0.53	0.52
Ratio of net investment income (loss) to average net assets (%)	3.44 (d)	2.57	2.69	2.38	1.92	2.85
Portfolio turnover rate (%)	6 (c)	13	9	12	18	9
Net assets, end of period (in millions)	$19.6	$20.3	$21.0	$26.4	$27.1	$27.2

	Class G
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$14.38	$12.51	$15.69	$14.43	$13.92	$11.83
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.24	0.32	0.33	0.34	0.21	0.35
Net realized and unrealized gain (loss)	0.52	1.87	(2.67)	1.16	0.74	2.17
Total income (loss) from investment operations	0.76	2.19	(2.34)	1.50	0.95	2.52
Less Distributions
Distributions from net investment income	(0.45)	(0.32)	(0.47)	(0.24)	(0.37)	(0.33)
Distributions from net realized capital gains	(0.15)	0.00	(0.37)	0.00	(0.07)	(0.10)
Total distributions	(0.60)	(0.32)	(0.84)	(0.24)	(0.44)	(0.43)
Net Asset Value, End of Period	$14.54	$14.38	$12.51	$15.69	$14.43	$13.92
Total Return (%) (b)	5.16 (c)	17.58	(14.66)	10.35	7.52	21.58
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.68 (d)	0.68	0.67	0.67	0.68	0.67
Net ratio of expenses to average net assets (%) (e)	0.68 (d)	0.68	0.67	0.67	0.68	0.67
Ratio of net investment income (loss) to average net assets (%)	3.30 (d)	2.41	2.55	2.23	1.69	2.67
Portfolio turnover rate (%)	6 (c)	13	9	12	18	9
Net assets, end of period (in millions)	$152.4	$154.3	$144.0	$177.0	$169.5	$116.9

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements).
See accompanying notes to financial statements.
BHFTII-273

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—94.9% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 1.0%
AAR Corp. (a)	11,214	$815,258
AeroVironment, Inc. (a)	8,408	1,531,601
AerSale Corp. (a) (b)	11,637	80,528
Archer Aviation, Inc. - Class A (a) (b)	77,049	271,212
Astronics Corp. (a)	9,068	181,632
Byrna Technologies, Inc. (a)	6,061	60,489
Cadre Holdings, Inc.	8,587	288,180
Ducommun, Inc. (a)	4,381	254,361
Kratos Defense & Security Solutions, Inc. (a)	48,125	962,981
Leonardo DRS, Inc. (a)	24,075	614,153
Mercury Systems, Inc. (a)	17,843	481,583
Moog, Inc. - Class A	9,234	1,544,848
National Presto Industries, Inc.	1,752	131,628
Park Aerospace Corp. (b)	6,034	82,545
Redwire Corp. (a)	7,921	56,794
Rocket Lab USA, Inc. (a) (b)	113,863	546,542
Triumph Group, Inc. (a)	22,449	345,939
V2X, Inc. (a) (b)	3,920	188,003
Virgin Galactic Holdings, Inc. (a) (b)	6,309	53,185
		8,491,462
Air Freight & Logistics — 0.2%
Air Transport Services Group, Inc. (a)	16,762	232,489
Forward Air Corp. (b)	8,582	163,401
Hub Group, Inc. - Class A	19,590	843,349
Radiant Logistics, Inc. (a) (b)	11,830	67,313
		1,306,552
Automobile Components — 1.2%
Adient PLC (a)	29,232	722,323
American Axle & Manufacturing Holdings, Inc. (a)	37,549	262,467
Cooper-Standard Holdings, Inc. (a) (b)	5,724	71,207
Dana, Inc.	42,525	515,403
Dorman Products, Inc. (a)	8,537	780,965
Fox Factory Holding Corp. (a) (b)	13,762	663,191
Gentherm, Inc. (a)	10,083	497,294
Goodyear Tire & Rubber Co. (a)	92,655	1,051,634
Holley, Inc. (a)	18,037	64,572
LCI Industries (b)	7,888	815,461
Luminar Technologies, Inc. (a) (b)	111,530	166,180
Modine Manufacturing Co. (a)	16,789	1,682,090
Patrick Industries, Inc.	7,026	762,672
Phinia, Inc.	14,860	584,890
Solid Power, Inc. (a) (b)	53,214	87,803
Standard Motor Products, Inc. (b)	6,921	191,919
Stoneridge, Inc. (a)	8,958	142,970
Visteon Corp. (a)	8,756	934,265
XPEL, Inc. (a) (b)	8,244	293,157
		10,290,463
Automobiles — 0.1%
Livewire Group, Inc. (a) (b)	6,876	52,670
Mullen Automotive, Inc. (a)	1	2
Winnebago Industries, Inc. (b)	9,313	504,765
		557,437
Security Description	Shares	Value
Banks — 8.8%
1st Source Corp.	5,976	$320,433
ACNB Corp. (b)	2,906	105,401
Amalgamated Financial Corp.	5,989	164,099
Amerant Bancorp, Inc. (b)	9,340	212,018
Ameris Bancorp	21,393	1,077,138
Ames National Corp. (b)	2,972	60,896
Arrow Financial Corp. (b)	5,053	131,631
Associated Banc-Corp.	48,742	1,030,893
Atlantic Union Bankshares Corp. (b)	29,067	954,851
Axos Financial, Inc. (a)	17,759	1,014,927
Banc of California, Inc. (b)	45,199	577,643
BancFirst Corp. (b)	6,481	568,384
Bancorp, Inc. (a)	15,827	597,628
Bank First Corp. (b)	3,147	259,911
Bank of Hawaii Corp.	12,557	718,386
Bank of Marin Bancorp (b)	5,192	84,058
Bank of NT Butterfield & Son Ltd.	14,824	520,619
BankUnited, Inc.	24,247	709,710
Bankwell Financial Group, Inc.	1,932	49,015
Banner Corp.	11,164	554,181
Bar Harbor Bankshares	5,292	142,249
BayCom Corp.	4,420	89,947
BCB Bancorp, Inc.	4,826	51,300
Berkshire Hills Bancorp, Inc.	14,603	332,948
Blue Foundry Bancorp (a) (b)	7,608	69,005
Bridgewater Bancshares, Inc. (a) (b)	6,071	70,484
Brookline Bancorp, Inc.	28,750	240,062
Burke & Herbert Financial Services Corp. (b)	4,356	222,069
Business First Bancshares, Inc.	7,980	173,645
Byline Bancorp, Inc.	10,148	240,914
Cadence Bank	59,185	1,673,752
California BanCorp (a)	2,554	54,911
Cambridge Bancorp (b)	2,576	177,744
Camden National Corp. (b)	4,522	149,226
Capital Bancorp, Inc.	3,124	64,042
Capital City Bank Group, Inc.	4,547	129,317
Capitol Federal Financial, Inc.	40,444	222,038
Carter Bankshares, Inc. (a) (b)	7,164	108,320
Cathay General Bancorp	22,531	849,869
Central Pacific Financial Corp.	8,161	173,013
Chemung Financial Corp. (b)	1,214	58,272
ChoiceOne Financial Services, Inc. (b)	2,407	68,961
Citizens & Northern Corp. (b)	4,168	74,566
Citizens Financial Services, Inc. (b)	1,518	68,220
City Holding Co.	4,733	502,881
Civista Bancshares, Inc.	5,038	78,039
CNB Financial Corp.	6,782	138,421
Coastal Financial Corp. (a) (b)	3,437	158,583
Colony Bankcorp, Inc. (b)	5,248	64,288
Columbia Financial, Inc. (a) (b)	8,867	132,739
Community Financial System, Inc. (b)	17,062	805,497
Community Trust Bancorp, Inc.	5,081	221,836
Community West Bancshares	5,299	98,031
ConnectOne Bancorp, Inc.	11,818	223,242
CrossFirst Bankshares, Inc. (a) (b)	16,519	231,596
Customers Bancorp, Inc. (a)	9,474	454,563
See accompanying notes to financial statements.
BHFTII-274

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Banks—(Continued)
CVB Financial Corp. (b)	42,500	$732,700
Dime Community Bancshares, Inc.	11,336	231,254
Eagle Bancorp, Inc.	9,983	188,679
Eastern Bankshares, Inc. (b)	50,661	708,241
Enterprise Bancorp, Inc.	3,354	83,448
Enterprise Financial Services Corp.	12,044	492,720
Equity Bancshares, Inc. - Class A	4,632	163,046
Esquire Financial Holdings, Inc.	2,392	113,859
ESSA Bancorp, Inc.	3,011	52,963
Farmers & Merchants Bancorp, Inc. (b)	4,130	95,899
Farmers National Banc Corp. (b)	11,007	137,477
FB Financial Corp.	11,559	451,148
Fidelity D&D Bancorp, Inc. (b)	1,594	69,817
Financial Institutions, Inc.	4,838	93,470
First BanCorp	53,501	978,533
First Bancorp, Inc. (b)	3,758	93,386
First Bancorp/Southern Pines NC	12,931	412,758
First Bancshares, Inc.	10,228	265,723
First Bank	5,582	71,115
First Busey Corp.	16,699	404,283
First Business Financial Services, Inc.	2,763	102,203
First Commonwealth Financial Corp.	34,381	474,802
First Community Bankshares, Inc. (b)	5,650	208,146
First Financial Bancorp	30,701	682,176
First Financial Bankshares, Inc. (b)	42,284	1,248,647
First Financial Corp.	3,977	146,672
First Financial Northwest, Inc.	2,317	48,958
First Foundation, Inc.	16,150	105,782
First Internet Bancorp	2,669	72,116
First Interstate BancSystem, Inc. - Class A	26,124	725,463
First Merchants Corp.	18,433	613,635
First Mid Bancshares, Inc.	7,438	244,561
First of Long Island Corp.	7,036	70,501
First Western Financial, Inc. (a) (b)	2,572	43,724
Five Star Bancorp	5,331	126,078
Flushing Financial Corp.	7,942	104,437
FS Bancorp, Inc.	2,273	82,851
Fulton Financial Corp. (b)	58,067	985,978
FVCBankcorp, Inc. (a) (b)	5,163	56,380
German American Bancorp, Inc. (b)	9,350	330,522
Glacier Bancorp, Inc. (b)	37,018	1,381,512
Great Southern Bancorp, Inc. (b)	2,712	150,814
Greene County Bancorp, Inc. (b)	2,424	81,713
Guaranty Bancshares, Inc. (b)	2,906	91,655
Hancock Whitney Corp.	28,196	1,348,615
Hanmi Financial Corp.	9,820	164,190
HarborOne Bancorp, Inc.	12,594	140,171
HBT Financial, Inc.	4,583	93,585
Heartland Financial USA, Inc.	13,789	612,921
Heritage Commerce Corp.	19,459	169,293
Heritage Financial Corp.	12,295	221,679
Hilltop Holdings, Inc.	15,155	474,048
Hingham Institution For Savings The (b)	473	84,610
Home Bancorp, Inc. (b)	2,776	111,068
Home BancShares, Inc.	61,227	1,466,999
HomeStreet, Inc.	6,024	68,674
Security Description	Shares	Value
Banks—(Continued)
HomeTrust Bancshares, Inc.	5,432	$163,123
Hope Bancorp, Inc.	37,729	405,209
Horizon Bancorp, Inc. (b)	14,606	180,676
Independent Bank Corp.	20,986	889,475
Independent Bank Group, Inc.	11,789	536,635
International Bancshares Corp.	17,571	1,005,237
Investar Holding Corp.	3,059	47,109
John Marshall Bancorp, Inc. (b)	4,296	74,922
Kearny Financial Corp.	17,936	110,306
Lakeland Financial Corp.	8,094	497,943
LCNB Corp. (b)	3,649	50,758
LINKBANCORP, Inc.	7,910	48,409
Live Oak Bancshares, Inc.	11,266	394,986
Macatawa Bank Corp.	8,281	120,903
Mercantile Bank Corp.	5,350	217,049
Metrocity Bankshares, Inc. (b)	5,632	148,685
Metropolitan Bank Holding Corp. (a) (b)	3,249	136,750
Mid Penn Bancorp, Inc. (b)	5,091	111,747
Middlefield Banc Corp.	2,691	64,719
Midland States Bancorp, Inc.	6,845	155,039
MidWestOne Financial Group, Inc.	4,795	107,840
MVB Financial Corp. (b)	3,791	70,664
National Bank Holdings Corp. - Class A	12,006	468,834
National Bankshares, Inc. (b)	1,983	56,079
NB Bancorp, Inc. (a)	12,936	195,075
NBT Bancorp, Inc. (b)	14,969	577,803
New York Community Bancorp, Inc.	247,331	796,406
Nicolet Bankshares, Inc. (b)	4,330	359,563
Northeast Bank	2,320	141,195
Northeast Community Bancorp, Inc.	4,595	81,883
Northfield Bancorp, Inc. (b)	12,840	121,723
Northrim BanCorp, Inc. (b)	1,883	108,536
Northwest Bancshares, Inc.	41,454	478,794
Norwood Financial Corp. (b)	2,522	64,008
Oak Valley Bancorp	2,317	57,855
OceanFirst Financial Corp.	18,257	290,104
OFG Bancorp	15,120	566,244
Old National Bancorp	102,222	1,757,196
Old Second Bancorp, Inc.	13,595	201,342
Orange County Bancorp, Inc. (b)	1,834	96,982
Origin Bancorp, Inc.	9,835	311,966
Orrstown Financial Services, Inc. (b)	5,987	163,804
Pacific Premier Bancorp, Inc.	31,153	715,584
Park National Corp. (b)	4,553	648,074
Parke Bancorp, Inc. (b)	3,496	60,830
Pathward Financial, Inc.	8,004	452,786
PCB Bancorp	4,027	65,560
Peapack-Gladstone Financial Corp.	6,072	137,531
Peoples Bancorp of North Carolina, Inc.	1,507	44,004
Peoples Bancorp, Inc.	11,263	337,890
Peoples Financial Services Corp. (b)	3,009	137,030
Plumas Bancorp	1,875	67,462
Ponce Financial Group, Inc. (a)	6,376	58,277
Preferred Bank (b)	4,191	316,379
Premier Financial Corp.	11,521	235,720
Primis Financial Corp.	7,589	79,533
See accompanying notes to financial statements.
BHFTII-275

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Banks—(Continued)
Princeton Bancorp, Inc. (b)	1,758	$58,190
Provident Bancorp, Inc. (a)	5,177	52,754
Provident Financial Services, Inc.	40,948	587,604
QCR Holdings, Inc.	5,564	333,840
RBB Bancorp	4,676	87,956
Red River Bancshares, Inc. (b)	1,618	77,648
Renasant Corp.	17,894	546,483
Republic Bancorp, Inc. - Class A	3,075	164,851
S&T Bancorp, Inc. (b)	12,235	408,527
Sandy Spring Bancorp, Inc.	13,652	332,563
Seacoast Banking Corp. of Florida	27,467	649,320
ServisFirst Bancshares, Inc.	16,489	1,041,940
Shore Bancshares, Inc.	10,034	114,889
Sierra Bancorp	3,863	86,454
Simmons First National Corp. - Class A	40,353	709,406
SmartFinancial, Inc.	5,462	129,286
South Plains Financial, Inc.	3,888	104,976
Southern California Bancorp (a)	4,233	57,019
Southern First Bancshares, Inc. (a)	2,574	75,264
Southern Missouri Bancorp, Inc.	3,031	136,425
Southern States Bancshares, Inc.	2,700	73,278
Southside Bancshares, Inc.	9,274	256,055
SouthState Corp.	24,707	1,888,109
Stellar Bancorp, Inc. (b)	15,697	360,403
Stock Yards Bancorp, Inc.	8,761	435,159
Texas Capital Bancshares, Inc. (a)	14,843	907,501
Third Coast Bancshares, Inc. (a)	4,809	102,287
Timberland Bancorp, Inc.	2,592	70,217
Tompkins Financial Corp.	4,590	224,451
Towne Bank (b)	22,856	623,283
TriCo Bancshares (b)	10,411	411,963
Triumph Financial, Inc. (a) (b)	6,975	570,206
TrustCo Bank Corp.	5,837	167,930
Trustmark Corp.	19,789	594,462
UMB Financial Corp. (b)	14,576	1,215,930
United Bankshares, Inc.	42,960	1,393,622
United Community Banks, Inc. (b)	38,874	989,732
Unity Bancorp, Inc.	2,408	71,205
Univest Financial Corp.	9,428	215,241
USCB Financial Holdings, Inc.	3,750	48,113
Valley National Bancorp	140,263	979,036
Veritex Holdings, Inc.	17,694	373,166
Virginia National Bankshares Corp.	1,715	56,252
WaFd, Inc. (b)	21,895	625,759
Washington Trust Bancorp, Inc.	5,542	151,906
WesBanco, Inc.	18,727	522,671
West BanCorp, Inc.	5,288	94,655
Westamerica BanCorp	8,358	405,614
WSFS Financial Corp.	19,484	915,748
		73,591,695
Beverages — 0.3%
Duckhorn Portfolio, Inc. (a)	17,784	126,266
MGP Ingredients, Inc. (b)	4,782	355,781
National Beverage Corp.	7,368	377,536
Primo Water Corp.	51,358	1,122,686
Security Description	Shares	Value
Beverages—(Continued)
Vita Coco Co., Inc. (a)	12,342	$343,725
		2,325,994
Biotechnology — 8.3%
2seventy bio, Inc. (a) (b)	16,931	65,184
4D Molecular Therapeutics, Inc. (a) (b)	16,387	343,963
89bio, Inc. (a) (b)	25,587	204,952
Absci Corp. (a)	27,355	84,253
ACADIA Pharmaceuticals, Inc. (a) (b)	40,490	657,962
ACELYRIN, Inc. (a)	24,797	109,355
Achieve Life Sciences, Inc. (a)	11,685	54,919
Actinium Pharmaceuticals, Inc. (a) (b)	8,804	65,150
ADC Therapeutics SA (a)	24,279	76,722
ADMA Biologics, Inc. (a)	73,336	819,896
Adverum Biotechnologies, Inc. (a)	7,089	48,631
Agenus, Inc. (a)	6,319	105,843
Agios Pharmaceuticals, Inc. (a)	18,404	793,580
Akebia Therapeutics, Inc. (a)	69,902	71,300
Akero Therapeutics, Inc. (a)	22,112	518,748
Aldeyra Therapeutics, Inc. (a)	16,862	55,813
Alector, Inc. (a)	26,717	121,295
Alkermes PLC (a) (b)	54,769	1,319,933
Allogene Therapeutics, Inc. (a) (b)	35,103	81,790
Altimmune, Inc. (a) (b)	23,427	155,790
ALX Oncology Holdings, Inc. (a)	9,262	55,850
Amicus Therapeutics, Inc. (a)	95,506	947,420
AnaptysBio, Inc. (a)	7,034	176,272
Anavex Life Sciences Corp. (a) (b)	23,326	98,436
Anika Therapeutics, Inc. (a)	4,948	125,333
Annexon, Inc. (a)	27,834	136,387
Apogee Therapeutics, Inc. (a) (b)	11,852	466,376
Applied Therapeutics, Inc. (a)	31,724	148,151
Arbutus Biopharma Corp. (a) (b)	46,041	142,267
Arcellx, Inc. (a) (b)	14,076	776,854
Arcturus Therapeutics Holdings, Inc. (a) (b)	7,412	180,482
Arcus Biosciences, Inc. (a) (b)	17,324	263,845
Arcutis Biotherapeutics, Inc. (a)	34,742	323,101
Ardelyx, Inc. (a) (b)	75,813	561,774
ArriVent Biopharma, Inc. (a)	3,475	64,461
Arrowhead Pharmaceuticals, Inc. (a) (b)	38,853	1,009,789
ARS Pharmaceuticals, Inc. (a) (b)	16,519	140,577
Astria Therapeutics, Inc. (a)	14,876	135,372
Atossa Therapeutics, Inc. (a)	43,116	51,308
Aura Biosciences, Inc. (a)	15,656	118,359
Aurinia Pharmaceuticals, Inc. (a) (b)	46,041	262,894
Avid Bioservices, Inc. (a) (b)	19,934	142,329
Avidity Biosciences, Inc. (a) (b)	32,876	1,342,985
Avita Medical, Inc. (a) (b)	8,679	68,738
Beam Therapeutics, Inc. (a) (b)	24,225	567,592
BioCryst Pharmaceuticals, Inc. (a) (b)	67,474	416,989
Biohaven Ltd. (a)	24,504	850,534
Biomea Fusion, Inc. (a) (b)	6,771	30,470
Black Diamond Therapeutics, Inc. (a)	12,557	58,516
Bluebird Bio, Inc. (a) (b)	64,681	63,659
Blueprint Medicines Corp. (a) (b)	20,436	2,202,592
Bridgebio Pharma, Inc. (a) (b)	45,734	1,158,442
See accompanying notes to financial statements.
BHFTII-276

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Biotechnology—(Continued)
C4 Therapeutics, Inc. (a)	19,978	$92,298
Cabaletta Bio, Inc. (a)	17,040	127,459
CareDx, Inc. (a) (b)	17,647	274,058
Cargo Therapeutics, Inc. (a)	7,116	116,845
Caribou Biosciences, Inc. (a)	29,299	48,050
Cartesian Therapeutics, Inc. (a)	2,428	65,580
Catalyst Pharmaceuticals, Inc. (a)	37,942	587,722
Celcuity, Inc. (a)	7,728	126,585
Celldex Therapeutics, Inc. (a) (b)	21,035	778,505
CG oncology, Inc. (a)	7,630	240,879
Cibus, Inc. (a)	5,073	49,969
Cogent Biosciences, Inc. (a)	30,071	253,499
Coherus Biosciences, Inc. (a)	37,112	64,204
Compass Therapeutics, Inc. (a)	36,736	36,736
Corbus Pharmaceuticals Holdings, Inc. (a)	3,353	151,723
Crinetics Pharmaceuticals, Inc. (a)	25,319	1,134,038
Cullinan Therapeutics, Inc. (a) (b)	12,805	223,319
Cytokinetics, Inc. (a) (b)	36,314	1,967,493
Day One Biopharmaceuticals, Inc. (a)	17,167	236,561
Denali Therapeutics, Inc. (a) (b)	40,462	939,528
Dianthus Therapeutics, Inc. (a)	7,854	203,262
Disc Medicine, Inc. (a) (b)	5,433	244,865
Dynavax Technologies Corp. (a) (b)	43,478	488,258
Dyne Therapeutics, Inc. (a)	26,324	928,974
Editas Medicine, Inc. (a) (b)	27,402	127,967
Elevation Oncology, Inc. (a)	18,671	50,412
Enanta Pharmaceuticals, Inc. (a)	6,820	88,455
Entrada Therapeutics, Inc. (a) (b)	7,438	105,991
Erasca, Inc. (a)	38,502	90,865
Fate Therapeutics, Inc. (a)	33,220	108,962
Fennec Pharmaceuticals, Inc. (a)	7,990	48,819
Foghorn Therapeutics, Inc. (a)	8,958	51,509
Generation Bio Co. (a) (b)	16,884	47,613
Geron Corp. (a)	187,498	794,992
Halozyme Therapeutics, Inc. (a)	40,444	2,117,648
Heron Therapeutics, Inc. (a) (b)	44,720	156,520
HilleVax, Inc. (a) (b)	9,157	132,410
Humacyte, Inc. (a) (b)	29,466	141,437
Ideaya Biosciences, Inc. (a) (b)	24,338	854,507
ImmunityBio, Inc. (a) (b)	46,369	293,052
Immunome, Inc. (a)	17,053	206,341
Immunovant, Inc. (a)	18,937	499,937
Inhibrx Biosciences, Inc. (a)	2,756	39,053
Inovio Pharmaceuticals, Inc. (a)	8,546	69,052
Inozyme Pharma, Inc. (a) (b)	15,575	69,464
Insmed, Inc. (a) (b)	50,469	3,381,423
Intellia Therapeutics, Inc. (a) (b)	31,382	702,329
Iovance Biotherapeutics, Inc. (a) (b)	82,499	661,642
Ironwood Pharmaceuticals, Inc. (a)	46,313	301,961
iTeos Therapeutics, Inc. (a) (b)	7,999	118,705
Janux Therapeutics, Inc. (a)	9,212	385,891
Jasper Therapeutics, Inc. (a)	3,873	87,917
KalVista Pharmaceuticals, Inc. (a) (b)	12,559	147,945
Keros Therapeutics, Inc. (a) (b)	9,619	439,588
Kiniksa Pharmaceuticals International PLC (a) (b)	12,239	228,502
Korro Bio, Inc. (a)	2,050	69,433
Security Description	Shares	Value
Biotechnology—(Continued)
Krystal Biotech, Inc. (a)	8,067	$1,481,424
Kura Oncology, Inc. (a)	23,723	488,457
Kymera Therapeutics, Inc. (a) (b)	14,587	435,422
Kyverna Therapeutics, Inc. (a)	6,057	45,428
Larimar Therapeutics, Inc. (a) (b)	13,977	101,333
LENZ Therapeutics, Inc.	4,323	74,745
Lexeo Therapeutics, Inc. (a)	3,669	58,851
Lexicon Pharmaceuticals, Inc. (a) (b)	30,635	51,467
Lineage Cell Therapeutics, Inc. (a) (b)	44,685	44,564
Lyell Immunopharma, Inc. (a) (b)	43,444	62,994
MacroGenics, Inc. (a)	20,524	87,227
Madrigal Pharmaceuticals, Inc. (a) (b)	5,704	1,598,033
MannKind Corp. (a) (b)	86,538	451,728
MeiraGTx Holdings PLC (a) (b)	10,852	45,687
Mersana Therapeutics, Inc. (a)	38,003	76,386
MiMedx Group, Inc. (a) (b)	36,355	251,940
Mineralys Therapeutics, Inc. (a)	9,649	112,893
Mirum Pharmaceuticals, Inc. (a) (b)	12,807	437,871
Morphic Holding, Inc. (a) (b)	13,003	443,012
Myriad Genetics, Inc. (a)	29,131	712,544
Neurogene, Inc. (a)	3,411	124,126
Nkarta, Inc. (a)	17,578	103,886
Novavax, Inc. (a) (b)	46,047	582,955
Nurix Therapeutics, Inc. (a)	19,761	412,412
Nuvalent, Inc. - Class A (a) (b)	10,427	790,992
Ocugen, Inc. (a)	84,712	131,304
Olema Pharmaceuticals, Inc. (a) (b)	13,351	144,458
Organogenesis Holdings, Inc. (a) (b)	24,323	68,104
ORIC Pharmaceuticals, Inc. (a) (b)	20,329	143,726
PepGen, Inc. (a) (b)	5,308	84,716
Perspective Therapeutics, Inc. (a)	15,526	154,794
Poseida Therapeutics, Inc. (a)	22,347	65,253
Praxis Precision Medicines, Inc. (a)	5,708	236,083
Precigen, Inc. (a) (b)	42,646	67,381
Prime Medicine, Inc. (a) (b)	19,230	98,842
ProKidney Corp. (a) (b)	15,621	38,428
Protagonist Therapeutics, Inc. (a)	19,048	660,013
Prothena Corp. PLC (a)	13,899	286,875
PTC Therapeutics, Inc. (a)	24,796	758,262
Puma Biotechnology, Inc. (a)	14,163	46,171
Pyxis Oncology, Inc. (a)	17,210	56,965
Recursion Pharmaceuticals, Inc. - Class A (a) (b)	67,692	507,690
REGENXBIO, Inc. (a)	15,149	177,243
Regulus Therapeutics, Inc. (a)	21,657	38,658
Relay Therapeutics, Inc. (a)	32,667	212,989
Replimune Group, Inc. (a)	16,606	149,454
Revolution Medicines, Inc. (a)	49,535	1,922,453
Rhythm Pharmaceuticals, Inc. (a) (b)	17,835	732,305
Rigel Pharmaceuticals, Inc. (a)	5,677	46,662
Rocket Pharmaceuticals, Inc. (a)	20,993	451,979
Sage Therapeutics, Inc. (a)	17,540	190,484
Sana Biotechnology, Inc. (a) (b)	43,730	238,766
Savara, Inc. (a) (b)	28,920	116,548
Scholar Rock Holding Corp. (a) (b)	22,519	187,583
Sera Prognostics, Inc. - Class A (a)	9,722	57,554
Shattuck Labs, Inc. (a)	13,859	53,496
See accompanying notes to financial statements.
BHFTII-277

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Biotechnology—(Continued)
Skye Bioscience, Inc. (a)	6,190	$49,582
Soleno Therapeutics, Inc. (a)	7,196	293,597
Solid Biosciences, Inc. (a)	7,719	43,767
SpringWorks Therapeutics, Inc. (a) (b)	22,046	830,473
Spyre Therapeutics, Inc. (a)	11,344	266,697
Stoke Therapeutics, Inc. (a) (b)	11,723	158,378
Summit Therapeutics, Inc. (a) (b)	28,976	226,013
Sutro Biopharma, Inc. (a) (b)	27,379	80,220
Syndax Pharmaceuticals, Inc. (a)	26,795	550,101
Tango Therapeutics, Inc. (a) (b)	16,583	142,282
Taysha Gene Therapies, Inc. (a)	53,946	120,839
Tenaya Therapeutics, Inc. (a)	19,388	60,103
TG Therapeutics, Inc. (a) (b)	45,462	808,769
Tourmaline Bio, Inc.	7,824	100,617
Travere Therapeutics, Inc. (a) (b)	23,099	189,874
TScan Therapeutics, Inc. (a)	13,164	77,009
Twist Bioscience Corp. (a) (b)	18,727	922,867
Tyra Biosciences, Inc. (a) (b)	6,878	109,979
UroGen Pharma Ltd. (a) (b)	11,291	189,463
Vanda Pharmaceuticals, Inc. (a)	18,910	106,841
Vaxcyte, Inc. (a)	35,479	2,679,019
Vera Therapeutics, Inc. (a)	13,017	470,955
Veracyte, Inc. (a)	24,557	532,150
Vericel Corp. (a) (b)	15,505	711,369
Verve Therapeutics, Inc. (a) (b)	23,979	117,018
Vir Biotechnology, Inc. (a)	28,085	249,956
Viridian Therapeutics, Inc. (a) (b)	20,499	266,692
Voyager Therapeutics, Inc. (a) (b)	15,233	120,493
Xencor, Inc. (a)	19,810	375,003
XOMA Corp. (a) (b)	2,528	59,888
Y-mAbs Therapeutics, Inc. (a) (b)	12,818	154,841
Zentalis Pharmaceuticals, Inc. (a)	19,529	79,874
Zymeworks, Inc. (a)	18,380	156,414
		69,346,744
Broadline Retail — 0.0%
Groupon, Inc. (a)	7,516	114,995
Savers Value Village, Inc. (a) (b)	8,917	109,144
		224,139
Building Products — 1.3%
AAON, Inc.	1	87
American Woodmark Corp. (a) (b)	5,084	399,602
Apogee Enterprises, Inc.	6,867	431,488
AZZ, Inc.	9,555	738,124
CSW Industrials, Inc.	5,030	1,334,509
Gibraltar Industries, Inc. (a)	9,835	674,189
Griffon Corp.	12,668	808,979
Insteel Industries, Inc. (b)	5,906	182,850
Janus International Group, Inc. (a)	46,403	586,070
JELD-WEN Holding, Inc. (a)	27,989	377,012
Masterbrand, Inc. (a)	41,459	608,618
Quanex Building Products Corp.	10,969	303,293
Resideo Technologies, Inc. (a)	46,956	918,459
Tecnoglass, Inc.	7,382	370,429
UFP Industries, Inc.	19,661	2,202,032
Security Description	Shares	Value
Building Products—(Continued)
Zurn Elkay Water Solutions Corp. (b)	47,299	$1,390,591
		11,326,332
Capital Markets — 1.5%
AlTi Global, Inc. (a)	11,834	61,655
Artisan Partners Asset Management, Inc. - Class A	20,477	845,086
AssetMark Financial Holdings, Inc. (a)	7,299	252,180
B Riley Financial, Inc. (b)	6,563	115,771
BGC Group, Inc. - Class A (b)	120,101	996,838
Brightsphere Investment Group, Inc. (b)	9,015	199,863
Cohen & Steers, Inc. (b)	8,942	648,832
Diamond Hill Investment Group, Inc.	815	114,711
Donnelley Financial Solutions, Inc. (a)	8,515	507,664
Forge Global Holdings, Inc. (a) (b)	40,316	58,861
GCM Grosvenor, Inc. - Class A (b)	15,754	153,759
Hamilton Lane, Inc. - Class A	12,480	1,542,278
Moelis & Co. - Class A (b)	22,964	1,305,733
Open Lending Corp. - Class A (a)	33,748	188,314
P10, Inc. - Class A (b)	14,767	125,224
Patria Investments Ltd. - Class A	18,491	223,002
Perella Weinberg Partners	17,348	281,905
Piper Sandler Cos.	5,641	1,298,389
PJT Partners, Inc. - Class A (b)	7,671	827,778
Silvercrest Asset Management Group, Inc. - Class A	3,311	51,619
StepStone Group, Inc. - Class A	17,215	789,996
StoneX Group, Inc. (a)	8,695	654,820
Victory Capital Holdings, Inc. - Class A	13,445	641,730
Virtus Investment Partners, Inc.	2,118	478,350
WisdomTree, Inc. (b)	45,394	449,855
		12,814,213
Chemicals — 1.9%
AdvanSix, Inc.	9,088	208,297
American Vanguard Corp. (b)	7,328	63,021
Arcadium Lithium PLC (a)	352,234	1,183,506
Arq, Inc. (a)	8,304	50,405
Aspen Aerogels, Inc. (a)	18,968	452,387
Avient Corp.	29,357	1,281,433
Balchem Corp.	10,505	1,617,245
Cabot Corp. (b)	17,615	1,618,642
Core Molding Technologies, Inc. (a)	2,529	40,312
Ecovyst, Inc. (a)	37,925	340,187
Hawkins, Inc. (b)	6,294	572,754
HB Fuller Co. (b)	17,797	1,369,657
Ingevity Corp. (a)	11,894	519,887
Innospec, Inc.	8,105	1,001,697
Intrepid Potash, Inc. (a)	3,574	83,739
Koppers Holdings, Inc.	6,870	254,121
Kronos Worldwide, Inc. (b)	7,014	88,026
LSB Industries, Inc. (a) (b)	16,921	138,414
Mativ Holdings, Inc.	17,601	298,513
Minerals Technologies, Inc.	10,444	868,523
Northern Technologies International Corp.	2,631	43,569
Orion SA	18,831	413,152
Perimeter Solutions SA (a)	47,730	373,726
PureCycle Technologies, Inc. (a) (b)	39,340	232,893
See accompanying notes to financial statements.
BHFTII-278

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Chemicals—(Continued)
Quaker Chemical Corp. (b)	4,549	$771,965
Rayonier Advanced Materials, Inc. (a) (b)	21,021	114,354
Sensient Technologies Corp.	13,698	1,016,255
Stepan Co.	6,784	569,585
Tronox Holdings PLC (b)	40,030	628,071
		16,214,336
Commercial Services & Supplies — 1.7%
ABM Industries, Inc.	20,267	1,024,902
ACCO Brands Corp.	30,706	144,318
ACV Auctions, Inc. - Class A (a) (b)	48,285	881,201
Aris Water Solutions, Inc. - Class A (b)	10,439	163,579
BrightView Holdings, Inc. (a)	14,472	192,478
Brink's Co.	14,607	1,495,757
Casella Waste Systems, Inc. - Class A (a) (b)	18,599	1,845,393
CECO Environmental Corp. (a)	9,985	288,067
Cimpress PLC (a) (b)	5,892	516,198
CoreCivic, Inc. (a) (b)	34,798	451,678
Deluxe Corp. (b)	14,445	324,435
Driven Brands Holdings, Inc. (a)	19,810	252,181
Ennis, Inc. (b)	8,006	175,251
Enviri Corp. (a)	24,715	213,290
GEO Group, Inc. (a) (b)	40,411	580,302
Healthcare Services Group, Inc. (a)	24,352	257,644
HNI Corp. (b)	15,291	688,401
Interface, Inc.	18,734	275,015
LanzaTech Global, Inc. (a)	38,726	71,643
Liquidity Services, Inc. (a)	7,856	156,963
Matthews International Corp. - Class A	9,973	249,824
MillerKnoll, Inc. (b)	22,888	606,303
Montrose Environmental Group, Inc. (a)	10,359	461,597
OPENLANE, Inc. (a) (b)	34,958	579,953
Perma-Fix Environmental Services, Inc. (a)	4,250	43,053
Pitney Bowes, Inc. (b)	49,142	249,641
Quad/Graphics, Inc.	10,093	55,007
Quest Resource Holding Corp. (a)	5,795	50,996
Steelcase, Inc. - Class A	30,181	391,146
UniFirst Corp.	5,016	860,395
Viad Corp. (a)	6,618	225,012
Virco Mfg. Corp.	3,511	48,943
VSE Corp. (b)	4,282	378,015
		14,198,581
Communications Equipment — 0.5%
ADTRAN Holdings, Inc. (b)	25,807	135,745
Applied Optoelectronics, Inc. (a)	12,151	100,732
Aviat Networks, Inc. (a) (b)	3,608	103,514
Calix, Inc. (a)	19,121	677,457
Clearfield, Inc. (a) (b)	4,399	169,625
CommScope Holding Co., Inc. (a) (b)	69,591	85,597
Digi International, Inc. (a) (b)	11,390	261,173
Extreme Networks, Inc. (a)	42,397	570,240
Harmonic, Inc. (a)	35,967	423,332
Infinera Corp. (a) (b)	62,461	380,387
NETGEAR, Inc. (a)	9,255	141,601
NetScout Systems, Inc. (a)	22,528	412,037
Security Description	Shares	Value
Communications Equipment—(Continued)
Ribbon Communications, Inc. (a)	29,791	$98,012
Viasat, Inc. (a)	39,488	501,498
Viavi Solutions, Inc. (a)	71,669	492,366
		4,553,316
Construction & Engineering — 1.4%
Ameresco, Inc. - Class A (a) (b)	10,710	308,555
Arcosa, Inc.	15,776	1,315,876
Argan, Inc.	3,948	288,836
Bowman Consulting Group Ltd. (a) (b)	4,468	142,038
Centuri Holdings, Inc. (a)	4,645	90,485
Concrete Pumping Holdings, Inc. (a)	8,100	48,681
Construction Partners, Inc. - Class A (a) (b)	13,798	761,788
Dycom Industries, Inc. (a)	9,233	1,558,161
Fluor Corp. (a) (b)	55,481	2,416,197
Granite Construction, Inc. (b)	14,326	887,782
Great Lakes Dredge & Dock Corp. (a)	21,601	189,657
IES Holdings, Inc. (a)	2,716	378,420
Limbach Holdings, Inc. (a)	3,105	176,768
Matrix Service Co. (a)	8,744	86,828
MYR Group, Inc. (a)	5,408	733,920
Northwest Pipe Co. (a)	3,497	118,793
Orion Group Holdings, Inc. (a)	10,124	96,279
Primoris Services Corp.	17,388	867,487
Sterling Infrastructure, Inc. (a) (b)	9,833	1,163,637
Tutor Perini Corp. (a)	15,079	328,421
		11,958,609
Construction Materials — 0.4%
Knife River Corp. (a)	18,510	1,298,291
Smith-Midland Corp. (a)	1,615	44,719
Summit Materials, Inc. - Class A (a)	39,354	1,440,750
U.S. Lime & Minerals, Inc.	687	250,192
		3,033,952
Consumer Finance — 0.8%
Atlanticus Holdings Corp. (a)	1,823	51,372
Bread Financial Holdings, Inc.	15,763	702,399
Encore Capital Group, Inc. (a) (b)	7,642	318,901
Enova International, Inc. (a)	8,518	530,246
FirstCash Holdings, Inc.	12,715	1,333,549
Green Dot Corp. - Class A (a)	17,356	164,014
LendingClub Corp. (a)	33,929	287,039
LendingTree, Inc. (a)	3,468	144,234
Medallion Financial Corp.	6,206	47,662
Moneylion, Inc. (a)	2,820	207,383
Navient Corp. (b)	26,397	384,340
Nelnet, Inc. - Class A	4,710	475,051
NerdWallet, Inc. - Class A (a)	11,864	173,214
PRA Group, Inc. (a)	12,838	252,395
PROG Holdings, Inc.	14,229	493,462
Regional Management Corp.	3,196	91,853
Upstart Holdings, Inc. (a) (b)	25,194	594,326
World Acceptance Corp. (a)	1,225	151,386
		6,402,826
See accompanying notes to financial statements.
BHFTII-279

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Consumer Staples Distribution & Retail — 0.7%
Andersons, Inc. (b)	10,418	$516,733
Chefs' Warehouse, Inc. (a) (b)	11,522	450,626
HF Foods Group, Inc. (a) (b)	13,592	40,776
Ingles Markets, Inc. - Class A (b)	4,735	324,868
Natural Grocers by Vitamin Cottage, Inc.	3,115	66,038
PriceSmart, Inc.	8,107	658,288
SpartanNash Co.	10,739	201,464
Sprouts Farmers Market, Inc. (a) (b)	32,736	2,738,694
United Natural Foods, Inc. (a)	19,238	252,018
Village Super Market, Inc. - Class A (b)	2,910	76,853
Weis Markets, Inc. (b)	5,377	337,514
		5,663,872
Containers & Packaging — 0.2%
Ardagh Metal Packaging SA	48,171	163,781
Greif, Inc. - Class A	8,116	466,426
Greif, Inc. - Class B	1,893	118,294
Myers Industries, Inc.	11,721	156,827
O-I Glass, Inc. (a)	50,412	561,086
Pactiv Evergreen, Inc.	13,836	156,624
Ranpak Holdings Corp. (a)	14,143	90,939
TriMas Corp.	13,248	338,619
		2,052,596
Distributors — 0.1%
A-Mark Precious Metals, Inc. (b)	6,654	215,390
GigaCloud Technology, Inc. - Class A (a)	7,767	236,272
Weyco Group, Inc.	2,058	62,399
		514,061
Diversified Consumer Services — 0.9%
Adtalem Global Education, Inc. (a) (b)	12,707	866,745
American Public Education, Inc. (a)	5,187	91,187
Carriage Services, Inc.	4,082	109,561
Chegg, Inc. (a)	32,746	103,477
Coursera, Inc. (a) (b)	45,303	324,370
European Wax Center, Inc. - Class A (a) (b)	11,678	115,963
Frontdoor, Inc. (a)	25,313	855,326
Graham Holdings Co. - Class B	1,086	759,711
Laureate Education, Inc.	43,659	652,265
Lincoln Educational Services Corp. (a)	7,662	90,871
Mister Car Wash, Inc. (a)	31,014	220,820
OneSpaWorld Holdings Ltd. (a)	32,721	502,922
Perdoceo Education Corp.	21,331	456,910
Strategic Education, Inc.	7,223	799,297
Stride, Inc. (a)	13,847	976,214
Udemy, Inc. (a)	31,562	272,380
Universal Technical Institute, Inc. (a)	12,954	203,766
		7,401,785
Diversified REITs — 0.6%
Alexander & Baldwin, Inc.	23,869	404,818
Alpine Income Property Trust, Inc.	4,463	69,444
American Assets Trust, Inc.	15,450	345,771
Armada Hoffler Properties, Inc.	21,626	239,833
Security Description	Shares	Value
Diversified REITs—(Continued)
Broadstone Net Lease, Inc. (b)	60,824	$965,277
CTO Realty Growth, Inc.	8,018	139,994
Empire State Realty Trust, Inc. - Class A (b)	43,623	409,184
Essential Properties Realty Trust, Inc. (b)	57,001	1,579,498
Gladstone Commercial Corp. (b)	13,245	189,006
Global Net Lease, Inc. (b)	65,320	480,102
NexPoint Diversified Real Estate Trust	11,583	64,054
One Liberty Properties, Inc. (b)	5,452	128,013
		5,014,994
Diversified Telecommunication Services — 0.4%
Anterix, Inc. (a)	4,294	169,999
AST SpaceMobile, Inc. (a) (b)	38,780	450,236
ATN International, Inc.	3,399	77,497
Bandwidth, Inc. - Class A (a)	8,108	136,863
Cogent Communications Holdings, Inc. (b)	14,301	807,148
Consolidated Communications Holdings, Inc. (a)	24,946	109,762
Globalstar, Inc. (a) (b)	236,866	265,290
IDT Corp. - Class B	5,006	179,816
Liberty Latin America Ltd. - Class A (a)	10,944	105,172
Liberty Latin America Ltd. - Class C (a) (b)	41,829	402,395
Lumen Technologies, Inc. (a) (b)	324,457	356,903
Shenandoah Telecommunications Co. (b)	14,773	241,243
		3,302,324
Electric Utilities — 0.7%
ALLETE, Inc.	18,859	1,175,859
Genie Energy Ltd. - Class B (b)	6,623	96,828
Hawaiian Electric Industries, Inc.	36,103	325,649
MGE Energy, Inc. (b)	11,837	884,461
Otter Tail Corp. (b)	13,450	1,178,085
PNM Resources, Inc.	29,237	1,080,599
Portland General Electric Co. (b)	33,003	1,427,050
		6,168,531
Electrical Equipment — 1.4%
Allient, Inc.	4,654	117,607
American Superconductor Corp. (a)	11,149	260,775
Array Technologies, Inc. (a)	49,997	512,969
Atkore, Inc.	11,938	1,610,794
Blink Charging Co. (a) (b)	31,777	87,069
Bloom Energy Corp. - Class A (a) (b)	64,705	791,989
ChargePoint Holdings, Inc. (a)	128,919	194,668
EnerSys	12,936	1,339,135
Enovix Corp. (a) (b)	48,536	750,367
Fluence Energy, Inc. (a) (b)	19,348	335,494
Freyr Battery, Inc. (a)	38,943	66,203
FuelCell Energy, Inc. (a)	149,729	95,647
GrafTech International Ltd. (a)	85,365	82,804
LSI Industries, Inc.	8,816	127,568
Net Power, Inc. (a)	7,281	71,572
NEXTracker, Inc. - Class A (a)	37,949	1,779,049
NuScale Power Corp. (a) (b)	25,560	298,796
Plug Power, Inc. (a)	205,556	478,946
Powell Industries, Inc. (b)	2,983	427,762
Preformed Line Products Co.	876	109,097
See accompanying notes to financial statements.
BHFTII-280

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Electrical Equipment—(Continued)
SES AI Corp. (a) (b)	45,708	$57,135
Shoals Technologies Group, Inc. - Class A (a) (b)	56,368	351,736
Stem, Inc. (a) (b)	53,072	58,910
SunPower Corp. (a) (b)	29,043	85,967
Sunrun, Inc. (a)	71,094	843,175
Thermon Group Holdings, Inc. (a)	10,288	316,459
TPI Composites, Inc. (a) (b)	13,053	52,081
Vicor Corp. (a)	7,241	240,112
		11,543,886
Electronic Equipment, Instruments & Components — 2.9%
908 Devices, Inc. (a)	7,715	39,732
Advanced Energy Industries, Inc.	12,164	1,322,957
Arlo Technologies, Inc. (a) (b)	30,991	404,123
Badger Meter, Inc. (b)	9,553	1,780,202
Bel Fuse, Inc. - Class B	3,517	229,449
Bel Fuse, Inc. - Class A	619	50,083
Belden, Inc.	13,181	1,236,378
Benchmark Electronics, Inc.	12,151	479,479
Climb Global Solutions, Inc. (b)	1,406	88,311
CTS Corp.	10,355	524,274
Daktronics, Inc. (a)	12,051	168,111
ePlus, Inc. (a)	8,442	622,007
Evolv Technologies Holdings, Inc. (a) (b)	37,768	96,308
Fabrinet (a) (b)	11,847	2,900,027
FARO Technologies, Inc. (a)	6,602	105,632
Insight Enterprises, Inc. (a) (b) (c)	9,064	1,797,935
Iteris, Inc. (a)	14,094	61,027
Itron, Inc. (a)	14,930	1,477,473
Kimball Electronics, Inc. (a) (b)	7,836	172,235
Knowles Corp. (a)	27,756	479,069
Lightwave Logic, Inc. (a) (b)	39,253	117,367
Methode Electronics, Inc.	11,132	115,216
MicroVision, Inc. (a) (b)	68,066	72,150
Mirion Technologies, Inc. (a)	65,296	701,279
Napco Security Technologies, Inc. (b)	11,464	595,555
nLight, Inc. (a)	14,866	162,485
Novanta, Inc. (a)	11,657	1,901,373
OSI Systems, Inc. (a)	5,268	724,455
Ouster, Inc. (a)	14,484	142,378
PAR Technology Corp. (a) (b)	10,971	516,624
PC Connection, Inc.	3,547	227,717
Plexus Corp. (a) (c)	8,813	909,325
Powerfleet, Inc. NJ (a)	29,641	135,459
Richardson Electronics Ltd.	3,978	47,298
Rogers Corp. (a)	6,109	736,807
Sanmina Corp. (a)	17,820	1,180,575
ScanSource, Inc. (a)	8,101	358,955
SmartRent, Inc. (a) (b)	64,554	154,284
TTM Technologies, Inc. (a)	32,843	638,140
Vishay Intertechnology, Inc. (b)	41,069	915,839
Vishay Precision Group, Inc. (a)	4,194	127,665
		24,515,758
Energy Equipment & Services — 2.6%
Archrock, Inc.	50,208	1,015,206
Security Description	Shares	Value
Energy Equipment & Services—(Continued)
Atlas Energy Solutions, Inc.	22,278	$444,001
Borr Drilling Ltd. (a)	77,646	500,817
Bristow Group, Inc. (a)	8,025	269,078
Cactus, Inc. - Class A (b)	21,302	1,123,467
ChampionX Corp.	61,994	2,058,821
Core Laboratories, Inc. (b)	15,744	319,446
Diamond Offshore Drilling, Inc. (a)	33,499	518,899
DMC Global, Inc. (a) (b)	6,765	97,551
Dril-Quip, Inc. (a) (b)	11,785	219,201
Expro Group Holdings NV (a)	30,818	706,349
Forum Energy Technologies, Inc. (a) (b)	3,314	55,874
Helix Energy Solutions Group, Inc. (a) (b)	46,922	560,249
Helmerich & Payne, Inc. (b)	31,431	1,135,916
Kodiak Gas Services, Inc. (b)	6,706	182,806
Liberty Energy, Inc. (b)	52,502	1,096,767
Nabors Industries Ltd. (a) (b)	3,057	217,536
Natural Gas Services Group, Inc. (a)	3,564	71,708
Newpark Resources, Inc. (a)	27,095	225,159
Noble Corp. PLC (b)	37,236	1,662,587
Oceaneering International, Inc. (a) (b)	32,888	778,130
Oil States International, Inc. (a) (b)	19,868	88,214
Patterson-UTI Energy, Inc. (b)	129,787	1,344,593
ProFrac Holding Corp. - Class A (a) (b)	8,200	60,762
ProPetro Holding Corp. (a)	27,695	240,116
Ranger Energy Services, Inc.	5,274	55,482
RPC, Inc. (b)	26,611	166,319
SEACOR Marine Holdings, Inc. (a) (b)	8,136	109,755
Seadrill Ltd. (a)	24,246	1,248,669
Select Water Solutions, Inc. (b)	29,775	318,592
Solaris Oilfield Infrastructure, Inc. - Class A	9,212	79,039
TETRA Technologies, Inc. (a) (b)	41,220	142,621
Tidewater, Inc. (a)	15,854	1,509,459
Transocean Ltd. (a)	237,105	1,268,512
U.S. Silica Holdings, Inc. (a)	23,577	364,265
Valaris Ltd. (a) (b)	20,441	1,522,854
		21,778,820
Entertainment — 0.5%
AMC Entertainment Holdings, Inc. - Class A (a)	90,632	451,347
Atlanta Braves Holdings, Inc. - Class C (a)	16,327	643,937
Atlanta Braves Holdings, Inc. - Class A (a) (b)	3,713	153,458
Cinemark Holdings, Inc. (a) (b)	35,908	776,331
Eventbrite, Inc. - Class A (a)	27,147	131,391
IMAX Corp. (a) (b)	13,475	225,976
Lions Gate Entertainment Corp. - Class B (a)	37,947	325,206
Lions Gate Entertainment Corp. - Class A (a) (b)	19,505	183,737
Madison Square Garden Entertainment Corp. (a)	13,054	446,838
Marcus Corp.	7,922	90,073
Playstudios, Inc. (a)	30,683	63,514
Reservoir Media, Inc. (a) (b)	7,562	59,740
Sphere Entertainment Co. (a)	9,098	318,976
Vivid Seats, Inc. - Class A (a)	26,185	150,564
		4,021,088
Financial Services — 2.6%
Acacia Research Corp. (a)	12,596	63,106
See accompanying notes to financial statements.
BHFTII-281

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Financial Services—(Continued)
Alerus Financial Corp. (b)	6,186	$121,307
AvidXchange Holdings, Inc. (a) (b)	56,797	684,972
Banco Latinoamericano de Comercio Exterior SA	9,691	287,532
Burford Capital Ltd.	65,398	853,444
Cannae Holdings, Inc.	18,340	332,688
Cantaloupe, Inc. (a)	19,141	126,331
Cass Information Systems, Inc.	4,551	182,358
Compass Diversified Holdings	21,838	478,034
Enact Holdings, Inc.	9,342	286,426
Essent Group Ltd.	33,901	1,904,897
EVERTEC, Inc.	20,964	697,053
Federal Agricultural Mortgage Corp. - Class C (b)	2,906	525,463
Flywire Corp. (a)	39,474	646,979
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	36,539	1,081,554
I3 Verticals, Inc. - Class A (a)	7,082	156,370
International Money Express, Inc. (a)	11,455	238,722
Jackson Financial, Inc. - Class A (b)	24,914	1,850,114
Marqeta, Inc. - Class A (a) (b)	152,187	833,985
Merchants Bancorp	5,587	226,497
Mr Cooper Group, Inc. (a)	20,735	1,684,304
NCR Atleos Corp. (a)	23,590	637,402
NewtekOne, Inc.	8,049	101,176
NMI Holdings, Inc. - Class A (a)	25,792	877,960
Onity Group, Inc. (a)	2,204	52,852
Pagseguro Digital Ltd. - Class A (a)	62,265	727,878
Payoneer Global, Inc. (a)	92,745	513,807
Paysafe Ltd. (a) (b)	9,881	174,696
Paysign, Inc. (a)	10,474	45,143
PennyMac Financial Services, Inc.	8,691	822,169
Radian Group, Inc.	49,235	1,531,208
Remitly Global, Inc. (a)	47,452	575,118
Repay Holdings Corp. (a)	29,467	311,171
Sezzle, Inc. (a)	815	71,899
StoneCo Ltd. - Class A (a) (b)	93,045	1,115,609
Velocity Financial, Inc. (a) (b)	2,976	53,360
Walker & Dunlop, Inc. (b)	10,444	1,025,601
Waterstone Financial, Inc. (b)	5,854	74,873
		21,974,058
Food Products — 1.0%
Alico, Inc. (b)	2,158	55,914
B&G Foods, Inc. (b)	23,543	190,228
Beyond Meat, Inc. (a) (b)	19,697	132,167
BRC, Inc. - Class A (a) (b)	17,581	107,772
Calavo Growers, Inc. (b)	5,820	132,114
Cal-Maine Foods, Inc.	13,348	815,696
Dole PLC (b)	24,276	297,138
Fresh Del Monte Produce, Inc.	11,441	249,986
Hain Celestial Group, Inc. (a)	29,430	203,361
J & J Snack Foods Corp. (b)	4,966	806,330
J M Smucker Co.	1	109
John B Sanfilippo & Son, Inc.	3,011	292,579
Lancaster Colony Corp.	6,364	1,202,605
Limoneira Co. (b)	5,916	123,112
Mama's Creations, Inc. (a)	11,318	76,283
Mission Produce, Inc. (a) (b)	15,099	149,178
Security Description	Shares	Value
Food Products—(Continued)
Seneca Foods Corp. - Class A (a) (b)	1,733	$99,474
Simply Good Foods Co. (a) (b)	29,695	1,072,880
SunOpta, Inc. (a)	34,321	185,333
TreeHouse Foods, Inc. (a) (b)	16,001	586,277
Utz Brands, Inc. (b)	21,375	355,680
Vital Farms, Inc. (a)	10,627	497,025
Westrock Coffee Co. (a) (b)	9,879	101,062
Whole Earth Brands, Inc. (a)	11,455	55,671
WK Kellogg Co.	21,559	354,861
		8,142,835
Gas Utilities — 0.9%
Brookfield Infrastructure Corp. - Class A (b)	38,966	1,311,596
Chesapeake Utilities Corp.	7,179	762,410
New Jersey Resources Corp.	31,903	1,363,534
Northwest Natural Holding Co.	12,039	434,728
ONE Gas, Inc.	18,290	1,167,817
RGC Resources, Inc.	2,683	54,867
Southwest Gas Holdings, Inc.	19,778	1,391,976
Spire, Inc. (b)	17,566	1,066,783
		7,553,711
Ground Transportation — 0.5%
ArcBest Corp.	7,666	820,875
Covenant Logistics Group, Inc.	3,144	154,968
FTAI Infrastructure, Inc. (b)	34,332	296,285
Heartland Express, Inc.	14,714	181,424
Hertz Global Holdings, Inc. (a)	41,085	145,030
Marten Transport Ltd.	18,948	349,590
RXO, Inc. (a)	38,030	994,484
Universal Logistics Holdings, Inc.	2,513	102,003
Werner Enterprises, Inc.	20,595	737,919
		3,782,578
Health Care Equipment & Supplies — 3.3%
Accuray, Inc. (a) (b)	32,441	59,043
Alphatec Holdings, Inc. (a) (b)	33,557	350,671
AngioDynamics, Inc. (a)	12,461	75,389
Artivion, Inc. (a) (b)	12,730	326,524
AtriCure, Inc. (a)	15,592	355,030
Atrion Corp. (b)	495	223,953
Avanos Medical, Inc. (a)	15,903	316,788
Axogen, Inc. (a)	13,280	96,147
Axonics, Inc. (a) (b)	16,578	1,114,539
Bioventus, Inc. - Class A (a)	12,949	74,457
Cerus Corp. (a) (b)	59,921	105,461
CONMED Corp. (b)	9,866	683,911
CVRx, Inc. (a)	4,686	56,185
Embecta Corp.	19,687	246,087
Glaukos Corp. (a)	15,909	1,882,830
Haemonetics Corp. (a) (b)	16,324	1,350,485
ICU Medical, Inc. (a)	6,981	828,994
Inari Medical, Inc. (a) (b)	17,233	829,769
Inmode Ltd. (a) (b)	26,069	475,499
Inogen, Inc. (a)	7,678	62,422
Integer Holdings Corp. (a) (b)	10,847	1,255,974
See accompanying notes to financial statements.
BHFTII-282

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Health Care Equipment & Supplies—(Continued)
Integra LifeSciences Holdings Corp. (a)	22,334	$650,813
iRadimed Corp.	2,491	109,455
iRhythm Technologies, Inc. (a)	10,173	1,095,022
Lantheus Holdings, Inc. (a) (b)	22,105	1,774,810
LeMaitre Vascular, Inc. (b)	6,614	544,200
LivaNova PLC (a)	17,753	973,219
Merit Medical Systems, Inc. (a)	18,610	1,599,529
Neogen Corp. (a) (b)	70,176	1,096,851
Nevro Corp. (a) (b)	12,021	101,217
Novocure Ltd. (a)	34,711	594,599
Omnicell, Inc. (a)	14,912	403,668
OraSure Technologies, Inc. (a)	29,707	126,552
Orchestra BioMed Holdings, Inc. (a)	8,092	65,950
Orthofix Medical, Inc. (a)	12,079	160,168
OrthoPediatrics Corp. (a)	5,617	161,545
Paragon 28, Inc. (a)	15,954	109,125
PROCEPT BioRobotics Corp. (a) (b)	13,825	844,569
Pulmonx Corp. (a)	12,235	77,570
Pulse Biosciences, Inc. (a) (b)	5,792	64,812
RxSight, Inc. (a)	11,120	669,090
Semler Scientific, Inc. (a) (b)	1,835	63,124
SI-BONE, Inc. (a)	13,425	173,585
Sight Sciences, Inc. (a) (b)	12,071	80,514
Silk Road Medical, Inc. (a)	12,651	342,083
STAAR Surgical Co. (a) (b)	16,115	767,235
Surmodics, Inc. (a)	4,747	199,564
Tactile Systems Technology, Inc. (a) (b)	7,825	93,430
Tandem Diabetes Care, Inc. (a)	21,086	849,555
TransMedics Group, Inc. (a) (b)	10,438	1,572,172
Treace Medical Concepts, Inc. (a)	16,496	109,698
UFP Technologies, Inc. (a)	2,363	623,525
Utah Medical Products, Inc. (b)	1,293	86,385
Varex Imaging Corp. (a) (b)	12,322	181,503
Zimvie, Inc. (a)	9,020	164,615
Zynex, Inc. (a) (b)	7,718	71,932
		27,371,842
Health Care Providers & Services — 2.7%
Accolade, Inc. (a)	24,410	87,388
AdaptHealth Corp. (a)	32,179	321,790
Addus HomeCare Corp. (a)	5,139	596,689
agilon health, Inc. (a)	100,825	659,395
Alignment Healthcare, Inc. (a) (b)	33,052	258,467
AMN Healthcare Services, Inc. (a) (b)	12,778	654,617
Astrana Health, Inc. (a)	14,378	583,172
Aveanna Healthcare Holdings, Inc. (a)	18,054	49,829
BrightSpring Health Services, Inc. (a) (b)	18,040	204,934
Brookdale Senior Living, Inc. (a) (b)	62,502	426,889
Castle Biosciences, Inc. (a)	7,804	169,893
Community Health Systems, Inc. (a) (b)	40,006	134,420
CorVel Corp. (a)	2,889	734,586
Cross Country Healthcare, Inc. (a) (b)	10,985	152,032
DocGo, Inc. (a) (b)	34,375	106,219
Enhabit, Inc. (a)	17,210	153,513
Ensign Group, Inc.	18,041	2,231,491
Fulgent Genetics, Inc. (a) (b)	7,417	145,522
Security Description	Shares	Value
Health Care Providers & Services—(Continued)
GeneDx Holdings Corp. (a)	4,112	$107,488
Guardant Health, Inc. (a)	38,398	1,108,934
HealthEquity, Inc. (a) (b)	27,517	2,371,965
Hims & Hers Health, Inc. (a)	61,836	1,248,469
InfuSystem Holdings, Inc. (a)	6,793	46,396
Joint Corp. (a) (b)	5,088	71,537
LifeStance Health Group, Inc. (a) (b)	39,633	194,598
ModivCare, Inc. (a) (b)	4,229	110,969
Nano-X Imaging Ltd. (a) (b)	18,265	134,065
National HealthCare Corp. (b)	4,077	441,947
National Research Corp.	4,600	105,570
NeoGenomics, Inc. (a) (b)	41,576	576,659
OmniAb, Inc. (a) (b) (d) (e)	4,218	0
OPKO Health, Inc. (a) (b)	103,824	129,780
Option Care Health, Inc. (a) (b)	56,703	1,570,673
Owens & Minor, Inc. (a) (b)	24,268	327,618
PACS Group, Inc. (a)	8,222	242,549
Patterson Cos., Inc.	26,122	630,063
Pediatrix Medical Group, Inc. (a) (b)	28,941	218,505
Pennant Group, Inc. (a) (b)	9,146	212,096
Performant Financial Corp. (a) (b)	23,548	68,289
PetIQ, Inc. (a) (b)	9,493	209,416
Privia Health Group, Inc. (a) (b)	33,379	580,127
Progyny, Inc. (a)	27,500	786,775
Quipt Home Medical Corp. (a)	14,235	45,837
RadNet, Inc. (a)	21,506	1,267,133
Select Medical Holdings Corp.	34,769	1,219,001
Surgery Partners, Inc. (a) (b)	25,032	595,511
Talkspace, Inc. (a)	41,789	96,115
U.S. Physical Therapy, Inc. (b)	4,906	453,413
Viemed Healthcare, Inc. (a)	11,496	75,299
		22,917,643
Health Care REITs — 0.6%
American Healthcare REIT, Inc.	21,413	312,844
CareTrust REIT, Inc.	44,049	1,105,630
Community Healthcare Trust, Inc.	8,914	208,498
Diversified Healthcare Trust (b)	71,217	217,212
Global Medical REIT, Inc.	19,826	180,020
LTC Properties, Inc. (b)	13,972	482,034
National Health Investors, Inc.	13,343	903,721
Sabra Health Care REIT, Inc.	75,202	1,158,111
Universal Health Realty Income Trust	4,263	166,854
		4,734,924
Health Care Technology — 0.3%
Definitive Healthcare Corp. (a)	18,133	99,006
Evolent Health, Inc. - Class A (a)	37,600	718,912
Health Catalyst, Inc. (a)	17,486	111,735
HealthStream, Inc.	7,620	212,598
LifeMD, Inc. (a)	11,910	81,703
OptimizeRx Corp. (a)	5,787	57,870
Phreesia, Inc. (a) (b)	17,014	360,697
Schrodinger, Inc. (a) (b)	18,164	351,292
Simulations Plus, Inc. (b)	5,451	265,028
See accompanying notes to financial statements.
BHFTII-283

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Health Care Technology—(Continued)
Teladoc Health, Inc. (a)	55,503	$542,819
		2,801,660
Hotel & Resort REITs — 0.8%
Apple Hospitality REIT, Inc.	74,086	1,077,210
Braemar Hotels & Resorts, Inc. (b)	20,869	53,216
Chatham Lodging Trust	15,745	134,147
DiamondRock Hospitality Co.	68,426	578,200
Pebblebrook Hotel Trust (b)	37,645	517,619
RLJ Lodging Trust	49,581	477,465
Ryman Hospitality Properties, Inc.	19,053	1,902,632
Service Properties Trust	53,748	276,265
Summit Hotel Properties, Inc. (b)	34,229	205,032
Sunstone Hotel Investors, Inc.	66,131	691,730
Xenia Hotels & Resorts, Inc. (b)	34,808	498,799
		6,412,315
Hotels, Restaurants & Leisure — 1.8%
Accel Entertainment, Inc. (a)	16,295	167,187
Bally's Corp. (a) (b)	8,988	107,586
Biglari Holdings, Inc. - Class B (a)	257	49,699
BJ's Restaurants, Inc. (a) (b)	6,190	214,793
Bloomin' Brands, Inc. (b)	25,721	494,615
Brinker International, Inc. (a) (b)	14,331	1,037,421
Cheesecake Factory, Inc. (b)	15,303	601,255
Chuy's Holdings, Inc. (a)	6,087	157,775
Cracker Barrel Old Country Store, Inc. (b)	7,220	304,395
Dave & Buster's Entertainment, Inc. (a) (b)	10,937	435,402
Denny's Corp. (a)	14,334	101,771
Despegar.com Corp. (a)	20,080	265,658
Dine Brands Global, Inc. (b)	5,258	190,340
El Pollo Loco Holdings, Inc. (a)	8,952	101,247
Everi Holdings, Inc. (a)	24,133	202,717
First Watch Restaurant Group, Inc. (a) (b)	10,101	177,374
Full House Resorts, Inc. (a) (b)	10,951	54,755
Global Business Travel Group I (a) (b)	41,411	273,313
Golden Entertainment, Inc.	7,102	220,943
Hilton Grand Vacations, Inc. (a) (b)	24,430	987,705
Inspired Entertainment, Inc. (a) (b)	7,099	64,956
International Game Technology PLC	37,017	757,368
Jack in the Box, Inc. (b)	6,636	338,038
Krispy Kreme, Inc. (b)	29,632	318,840
Kura Sushi USA, Inc. - Class A (a) (b)	1,965	123,972
Life Time Group Holdings, Inc. (a) (b)	19,339	364,153
Lindblad Expeditions Holdings, Inc. (a) (b)	10,934	105,513
Monarch Casino & Resort, Inc.	4,396	299,499
Nathan's Famous, Inc.	956	64,798
Papa John's International, Inc. (b)	10,831	508,840
PlayAGS, Inc. (a)	12,041	138,472
Portillo's, Inc. - Class A (a) (b)	17,976	174,727
Potbelly Corp. (a) (b)	9,106	73,121
RCI Hospitality Holdings, Inc.	2,918	127,108
Red Rock Resorts, Inc. - Class A	16,000	878,880
Rush Street Interactive, Inc. (a)	25,142	241,112
Sabre Corp. (a) (b)	122,576	327,278
Shake Shack, Inc. - Class A (a)	12,364	1,112,760
Security Description	Shares	Value
Hotels, Restaurants & Leisure—(Continued)
Six Flags Entertainment Corp.	23,781	$788,102
Super Group SGHC Ltd. (a)	50,021	161,568
Sweetgreen, Inc. - Class A (a)	32,218	971,051
Target Hospitality Corp. (a) (b)	9,863	85,907
United Parks & Resorts, Inc. (a) (b)	11,375	617,776
Xponential Fitness, Inc. - Class A (a)	8,434	131,570
		14,921,360
Household Durables — 2.1%
Beazer Homes USA, Inc. (a)	9,853	270,760
Cavco Industries, Inc. (a)	2,724	942,967
Century Communities, Inc.	9,085	741,881
Cricut, Inc. - Class A (b)	15,768	94,450
Dream Finders Homes, Inc. - Class A (a)	9,251	238,861
Ethan Allen Interiors, Inc. (b)	7,632	212,856
Flexsteel Industries, Inc.	1,547	48,050
GoPro, Inc. - Class A (a) (b)	41,789	59,340
Green Brick Partners, Inc. (a)	10,238	586,023
Hamilton Beach Brands Holding Co. - Class A	2,859	49,146
Helen of Troy Ltd. (a) (b)	7,743	718,086
Hooker Furnishings Corp.	3,731	54,025
Hovnanian Enterprises, Inc. - Class A (a)	1,523	216,144
Installed Building Products, Inc. (b)	7,788	1,601,836
iRobot Corp. (a) (b)	8,888	80,970
KB Home (b)	21,877	1,535,328
Landsea Homes Corp. (a)	7,257	66,692
La-Z-Boy, Inc.	13,970	520,802
Legacy Housing Corp. (a)	3,039	69,715
LGI Homes, Inc. (a)	6,798	608,353
Lovesac Co. (a) (b)	4,517	101,994
M/I Homes, Inc. (a)	8,771	1,071,290
Meritage Homes Corp. (c)	11,674	1,889,437
Skyline Champion Corp. (a)	17,443	1,181,763
Sonos, Inc. (a)	40,121	592,186
Taylor Morrison Home Corp. (a)	33,738	1,870,435
Tri Pointe Homes, Inc. (a)	30,926	1,151,993
Vizio Holding Corp. - Class A (a) (b)	29,259	315,997
Worthington Enterprises, Inc. (b)	10,048	475,572
		17,366,952
Household Products — 0.3%
Central Garden & Pet Co. (Voting Shares) (a) (b)	3,370	129,745
Central Garden & Pet Co. (Non-Voting Shares) - Class A (a)	16,462	543,740
Energizer Holdings, Inc. (b)	23,416	691,709
Oil-Dri Corp. of America	1,659	106,325
WD-40 Co. (b)	4,432	973,444
		2,444,963
Independent Power and Renewable Electricity Producers — 0.2%
Altus Power, Inc. (a) (b)	21,267	83,367
Montauk Renewables, Inc. (a)	21,850	124,545
Ormat Technologies, Inc. (b)	17,527	1,256,686
Sunnova Energy International, Inc. (a) (b)	33,221	185,373
		1,649,971
See accompanying notes to financial statements.
BHFTII-284

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Industrial Conglomerates — 0.0%
Brookfield Business Corp. - Class A (b)	9,192	$187,701
Industrial REITs — 0.5%
Industrial Logistics Properties Trust	21,447	78,925
Innovative Industrial Properties, Inc.	9,159	1,000,346
LXP Industrial Trust	94,476	861,621
Plymouth Industrial REIT, Inc. (b)	14,464	309,240
Terreno Realty Corp.	31,033	1,836,533
		4,086,665
Insurance — 1.7%
Ambac Financial Group, Inc. (a)	13,373	171,442
American Coastal Insurance Corp. - Class C (a) (b)	6,686	70,537
AMERISAFE, Inc.	6,171	270,845
Baldwin Insurance Group, Inc. (a) (b)	21,408	759,342
CNO Financial Group, Inc.	35,535	985,030
Crawford & Co. - Class A	4,656	40,228
Donegal Group, Inc. - Class A	5,184	66,770
Employers Holdings, Inc.	8,580	365,765
Enstar Group Ltd. (a)	4,116	1,258,261
F&G Annuities & Life, Inc. (b)	6,468	246,107
Fidelis Insurance Holdings Ltd.	15,923	259,704
Genworth Financial, Inc. - Class A (a)	141,688	855,796
Goosehead Insurance, Inc. - Class A (a) (b)	7,625	437,980
Greenlight Capital Re Ltd. - Class A (a) (b)	8,140	106,634
Hamilton Insurance Group Ltd. - Class B (a)	5,796	96,503
HCI Group, Inc. (b)	2,646	243,882
Heritage Insurance Holdings, Inc. (a)	7,545	53,419
Hippo Holdings, Inc. (a) (b)	6,661	114,503
Horace Mann Educators Corp.	13,726	447,742
Investors Title Co.	444	79,978
James River Group Holdings Ltd.	11,692	90,379
Lemonade, Inc. (a) (b)	17,084	281,886
Maiden Holdings Ltd. (a)	28,862	59,456
MBIA, Inc. (a)	14,651	80,434
Mercury General Corp.	8,711	462,903
National Western Life Group, Inc. - Class A	725	360,282
Oscar Health, Inc. - Class A (a)	63,378	1,002,640
Palomar Holdings, Inc. (a)	7,959	645,873
ProAssurance Corp. (a)	16,084	196,547
Root, Inc. - Class A (a)	2,889	149,101
Safety Insurance Group, Inc.	4,806	360,594
Selective Insurance Group, Inc.	19,761	1,854,175
Selectquote, Inc. (a)	44,011	121,470
SiriusPoint Ltd. (a)	32,092	391,522
Skyward Specialty Insurance Group, Inc. (a)	12,180	440,672
Stewart Information Services Corp.	8,566	531,777
Tiptree, Inc.	8,231	135,729
Trupanion, Inc. (a) (b)	10,730	315,462
United Fire Group, Inc.	6,854	147,292
Universal Insurance Holdings, Inc.	7,898	148,167
		14,706,829
Interactive Media & Services — 0.6%
Bumble, Inc. - Class A (a) (b)	34,027	357,624
Cargurus, Inc. (a)	28,721	752,490
Security Description	Shares	Value
Interactive Media & Services—(Continued)
Cars.com, Inc. (a)	21,736	$428,199
EverQuote, Inc. - Class A (a) (b)	8,209	171,240
fuboTV, Inc. (a) (b)	96,554	119,727
Getty Images Holdings, Inc. (a)	33,942	110,651
Grindr, Inc. (a) (b)	8,325	101,898
MediaAlpha, Inc. - Class A (a)	7,680	101,145
Nextdoor Holdings, Inc. (a) (b)	58,227	161,871
Outbrain, Inc. (a) (b)	13,420	66,832
QuinStreet, Inc. (a) (b)	18,173	301,490
Shutterstock, Inc. (b)	7,975	308,632
TrueCar, Inc. (a)	28,203	88,275
Vimeo, Inc. (a)	49,231	183,632
Yelp, Inc. (a)	21,466	793,169
Ziff Davis, Inc. (a)	14,795	814,465
ZipRecruiter, Inc. - Class A (a)	22,136	201,216
		5,062,556
IT Services — 0.7%
Applied Digital Corp. (a) (b)	32,672	194,398
ASGN, Inc. (a)	14,671	1,293,542
Backblaze, Inc. - Class A (a)	13,678	84,256
BigBear.ai Holdings, Inc. (a)	35,906	54,218
BigCommerce Holdings, Inc. - Series 1 (a)	21,617	174,233
Core Scientific, Inc. (a)	58,365	542,795
Couchbase, Inc. (a) (b)	12,864	234,897
DigitalOcean Holdings, Inc. (a) (b)	21,439	745,005
Fastly, Inc. - Class A (a)	41,994	309,496
Grid Dynamics Holdings, Inc. (a) (b)	18,662	196,138
Hackett Group, Inc.	8,402	182,491
Perficient, Inc. (a)	11,285	844,005
Rackspace Technology, Inc. (a) (b)	20,795	61,969
Squarespace, Inc. - Class A (a)	19,817	864,616
Thoughtworks Holding, Inc. (a) (b)	34,022	96,623
Tucows, Inc. - Class A (a) (b)	3,376	65,224
Unisys Corp. (a)	21,786	89,976
		6,033,882
Leisure Products — 0.4%
Acushnet Holdings Corp. (b)	9,851	625,341
AMMO, Inc. (a) (b)	33,699	56,614
Clarus Corp. (b)	9,814	66,048
Escalade, Inc. (b)	3,400	46,886
Funko, Inc. - Class A (a)	11,860	115,754
JAKKS Pacific, Inc. (a)	2,462	44,094
Johnson Outdoors, Inc. - Class A (b)	1,720	60,166
Latham Group, Inc. (a)	13,676	41,438
Malibu Boats, Inc. - Class A (a) (b)	6,721	235,504
MasterCraft Boat Holdings, Inc. (a)	5,986	113,016
Peloton Interactive, Inc. - Class A (a)	110,247	372,635
Smith & Wesson Brands, Inc. (b)	14,892	213,551
Sturm Ruger & Co., Inc. (b)	5,258	218,996
Topgolf Callaway Brands Corp. (a) (b)	45,286	692,876
Vista Outdoor, Inc. (a)	18,971	714,258
		3,617,177
See accompanying notes to financial statements.
BHFTII-285

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Life Sciences Tools & Services — 0.2%
Adaptive Biotechnologies Corp. (a)	38,281	$138,577
BioLife Solutions, Inc. (a) (b)	11,463	245,652
ChromaDex Corp. (a)	16,777	45,801
Codexis, Inc. (a)	23,455	72,711
CryoPort, Inc. (a)	14,366	99,269
Cytek Biosciences, Inc. (a)	40,201	224,322
Maravai LifeSciences Holdings, Inc. - Class A (a)	36,476	261,168
MaxCyte, Inc. (a) (b)	35,058	137,428
Mesa Laboratories, Inc.	1,730	150,112
OmniAb, Inc. (a) (b)	32,073	120,274
Pacific Biosciences of California, Inc. (a) (b)	90,533	124,030
Quanterix Corp. (a) (b)	11,230	148,348
Standard BioTools, Inc. (a)	99,278	175,722
		1,943,414
Machinery — 3.6%
3D Systems Corp. (a) (b)	41,752	128,179
Alamo Group, Inc.	3,336	577,128
Albany International Corp. - Class A	10,154	857,505
Astec Industries, Inc.	7,396	219,365
Atmus Filtration Technologies, Inc. (a)	27,360	787,421
Barnes Group, Inc.	15,278	632,662
Blue Bird Corp. (a)	10,469	563,756
Chart Industries, Inc. (a) (b)	13,719	1,980,200
Columbus McKinnon Corp.	9,111	314,694
Commercial Vehicle Group, Inc. (a) (b)	10,410	51,009
Douglas Dynamics, Inc.	7,665	179,361
Eastern Co.	1,739	44,292
Energy Recovery, Inc. (a)	18,562	246,689
Enerpac Tool Group Corp.	17,412	664,790
Enpro, Inc. (b)	6,829	994,098
ESCO Technologies, Inc.	8,421	884,542
Federal Signal Corp.	19,547	1,635,498
Franklin Electric Co., Inc.	14,727	1,418,505
Gencor Industries, Inc. (a)	3,563	68,908
Gorman-Rupp Co.	7,300	267,983
Graham Corp. (a)	3,388	95,406
Greenbrier Cos., Inc. (b)	9,698	480,536
Helios Technologies, Inc. (b)	10,831	517,180
Hillenbrand, Inc. (b)	22,844	914,217
Hillman Solutions Corp. (a)	65,799	582,321
Hyliion Holdings Corp. (a) (b)	50,455	81,737
Hyster-Yale, Inc.	3,777	263,370
John Bean Technologies Corp. (b)	10,334	981,420
Kadant, Inc.	3,812	1,119,889
Kennametal, Inc. (b)	25,387	597,610
L B Foster Co. - Class A (a)	3,003	64,625
Lindsay Corp.	3,673	451,338
Luxfer Holdings PLC	8,670	100,485
Manitowoc Co., Inc. (a)	11,464	132,180
Mayville Engineering Co., Inc. (a)	3,733	62,192
Miller Industries, Inc.	4,021	221,235
Mueller Industries, Inc. (b)	36,308	2,067,378
Mueller Water Products, Inc. - Class A	49,823	892,828
Nikola Corp. (a) (b)	1	6
NN, Inc. (a)	15,363	46,089
Security Description	Shares	Value
Machinery—(Continued)
Omega Flex, Inc.	1,112	$57,023
Park-Ohio Holdings Corp.	2,839	73,502
Proto Labs, Inc. (a)	8,980	277,392
REV Group, Inc. (b)	16,740	416,659
Shyft Group, Inc.	10,757	127,578
SPX Technologies, Inc. (a) (b)	14,630	2,079,508
Standex International Corp. (b)	3,756	605,279
Tennant Co.	6,386	628,638
Terex Corp.	21,668	1,188,273
Titan International, Inc. (a) (b)	16,446	121,865
Trinity Industries, Inc.	26,594	795,693
Twin Disc, Inc.	3,767	44,375
Wabash National Corp.	15,563	339,896
Watts Water Technologies, Inc. - Class A	8,904	1,632,727
		30,577,035
Marine Transportation — 0.3%
Costamare, Inc.	14,222	233,668
Genco Shipping & Trading Ltd.	14,141	301,345
Golden Ocean Group Ltd.	39,629	546,880
Himalaya Shipping Ltd. (a)	10,455	95,768
Matson, Inc.	11,056	1,448,004
Pangaea Logistics Solutions Ltd.	11,528	90,264
Safe Bulkers, Inc.	20,783	120,957
		2,836,886
Media — 0.8%
Advantage Solutions, Inc. (a) (b)	36,103	116,252
AMC Networks, Inc. - Class A (a) (b)	10,133	97,885
Boston Omaha Corp. - Class A (a) (b)	7,716	103,857
Cable One, Inc.	1,836	649,944
Cardlytics, Inc. (a) (b)	11,459	94,078
Clear Channel Outdoor Holdings, Inc. (a) (b)	114,395	161,297
EchoStar Corp. - Class A (a) (b)	39,594	705,169
EW Scripps Co. - Class A (a) (b)	19,735	61,968
Gambling.com Group Ltd. (a)	6,153	50,578
Gannett Co., Inc. (a) (b)	46,424	214,015
Gray Television, Inc. (b)	28,085	146,042
Ibotta, Inc. - Class A (a)	2,531	190,230
Innovid Corp. (a)	37,017	68,481
Integral Ad Science Holding Corp. (a) (b)	22,270	216,464
John Wiley & Sons, Inc. - Class A	11,745	478,021
Magnite, Inc. (a) (b)	41,318	549,116
National CineMedia, Inc. (a)	23,368	102,586
PubMatic, Inc. - Class A (a) (b)	14,669	297,927
Scholastic Corp.	8,189	290,464
Sinclair, Inc. (b)	9,848	131,274
Stagwell, Inc. (a) (b)	29,650	202,213
TechTarget, Inc. (a)	9,094	283,460
TEGNA, Inc. (b)	57,335	799,250
Thryv Holdings, Inc. (a) (b)	10,544	187,894
Townsquare Media, Inc. - Class A	4,402	48,246
WideOpenWest, Inc. (a) (b)	15,994	86,528
		6,333,239
See accompanying notes to financial statements.
BHFTII-286

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Metals & Mining — 1.7%
Alpha Metallurgical Resources, Inc.	3,596	$1,008,786
Arch Resources, Inc.	5,605	853,249
Caledonia Mining Corp. PLC (b)	5,467	53,139
Carpenter Technology Corp.	15,465	1,694,655
Century Aluminum Co. (a)	16,487	276,157
Coeur Mining, Inc. (a)	128,510	722,226
Commercial Metals Co.	37,601	2,067,679
Compass Minerals International, Inc. (b)	11,333	117,070
Constellium SE (a)	42,115	793,868
Contango ORE, Inc. (a) (b)	2,967	53,614
Dakota Gold Corp. (a) (b)	23,009	58,673
Haynes International, Inc.	4,204	246,775
Hecla Mining Co.	189,427	918,721
i-80 Gold Corp. (a)	88,366	95,435
Ivanhoe Electric, Inc. (a) (b)	27,595	258,841
Kaiser Aluminum Corp.	5,296	465,518
Lifezone Metals Ltd. (a)	12,451	95,624
Materion Corp.	6,543	707,495
Metallus, Inc. (a)	14,154	286,901
Metals Acquisition Ltd. - Class A (a)	17,836	244,175
Novagold Resources, Inc. (a)	79,537	275,198
Olympic Steel, Inc.	3,243	145,384
Perpetua Resources Corp. (a) (b)	13,624	70,845
Piedmont Lithium, Inc. (a)	6,114	61,018
Radius Recycling, Inc.	8,757	133,719
Ramaco Resources, Inc. - Class A	7,675	95,554
Ryerson Holding Corp.	9,373	182,773
SSR Mining, Inc.	66,850	301,493
SunCoke Energy, Inc.	27,367	268,197
Universal Stainless & Alloy Products, Inc. (a)	2,873	78,663
Warrior Met Coal, Inc.	16,860	1,058,302
Worthington Steel, Inc.	10,701	356,985
		14,046,732
Mortgage Real Estate Investment Trusts — 0.9%
AFC Gamma, Inc. (b)	5,786	70,589
AG Mortgage Investment Trust, Inc.	9,478	62,934
Angel Oak Mortgage REIT, Inc.	4,163	54,535
Apollo Commercial Real Estate Finance, Inc. (b)	46,377	454,031
Arbor Realty Trust, Inc. (b)	59,859	858,977
ARES Commercial Real Estate Corp. (b)	17,476	116,215
ARMOUR Residential REIT, Inc. (b)	16,406	317,948
Blackstone Mortgage Trust, Inc. - Class A (b)	56,428	982,976
BrightSpire Capital, Inc.	42,095	239,942
Chicago Atlantic Real Estate Finance, Inc.	5,740	88,166
Chimera Investment Corp. (b)	26,222	335,642
Claros Mortgage Trust, Inc. (b)	26,741	214,463
Dynex Capital, Inc. (b)	20,819	248,579
Ellington Financial, Inc. (b)	26,888	324,807
Franklin BSP Realty Trust, Inc. (b)	29,093	366,572
Granite Point Mortgage Trust, Inc.	16,656	49,468
Invesco Mortgage Capital, Inc. (b)	14,200	133,054
KKR Real Estate Finance Trust, Inc. (b)	19,184	173,615
Ladder Capital Corp.	35,553	401,393
MFA Financial, Inc. (b)	31,946	339,905
New York Mortgage Trust, Inc. (b)	28,532	166,627
Security Description	Shares	Value
Mortgage Real Estate Investment Trusts—(Continued)
Orchid Island Capital, Inc. (b)	17,366	$144,832
PennyMac Mortgage Investment Trust	29,854	410,493
Ready Capital Corp. (b)	52,579	430,096
Redwood Trust, Inc. (b)	42,891	278,363
Seven Hills Realty Trust	4,508	57,161
TPG RE Finance Trust, Inc.	20,840	180,058
Two Harbors Investment Corp.	32,684	431,756
		7,933,197
Multi-Utilities — 0.4%
Avista Corp.	25,421	879,821
Black Hills Corp.	22,275	1,211,315
Northwestern Energy Group, Inc.	20,018	1,002,501
Unitil Corp.	5,057	261,902
		3,355,539
Office REITs — 0.7%
Brandywine Realty Trust (b)	55,231	247,435
City Office REIT, Inc.	12,404	61,772
COPT Defense Properties	35,838	897,025
Douglas Emmett, Inc. (b)	52,504	698,828
Easterly Government Properties, Inc. (b)	31,591	390,781
Equity Commonwealth (a)	34,389	667,147
Franklin Street Properties Corp.	32,255	49,350
Hudson Pacific Properties, Inc.	44,594	214,497
JBG SMITH Properties	30,278	461,134
NET Lease Office Properties	5,003	123,174
Orion Office REIT, Inc. (b)	19,194	68,906
Paramount Group, Inc.	60,101	278,268
Peakstone Realty Trust (b)	12,370	131,122
Piedmont Office Realty Trust, Inc. - Class A	40,214	291,552
Postal Realty Trust, Inc. - Class A (b)	5,867	78,207
SL Green Realty Corp. (b)	21,588	1,222,744
		5,881,942
Oil, Gas & Consumable Fuels — 3.7%
Amplify Energy Corp. (a)	11,460	77,699
Ardmore Shipping Corp.	13,795	310,801
Berry Corp.	25,114	162,236
California Resources Corp. (b)	22,482	1,196,492
Centrus Energy Corp. - Class A (a) (b)	4,615	197,291
Chord Energy Corp.	1	168
Clean Energy Fuels Corp. (a) (b)	55,992	149,499
CNX Resources Corp. (a) (b)	48,767	1,185,038
Comstock Resources, Inc. (b)	28,680	297,698
CONSOL Energy, Inc. (a)	9,667	986,324
Crescent Energy Co. - Class A (b)	31,439	372,552
CVR Energy, Inc. (b)	11,152	298,539
Delek U.S. Holdings, Inc.	20,483	507,159
DHT Holdings, Inc.	45,731	529,108
Diversified Energy Co. PLC	15,591	210,323
Dorian LPG Ltd.	11,086	465,169
Encore Energy Corp. (a) (b)	58,962	232,310
Energy Fuels, Inc. (a) (b)	52,829	320,144
Equitrans Midstream Corp.	141,230	1,833,165
Evolution Petroleum Corp. (b)	10,245	53,991
See accompanying notes to financial statements.
BHFTII-287

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Oil, Gas & Consumable Fuels—(Continued)
Excelerate Energy, Inc. - Class A	6,800	$125,392
FLEX LNG Ltd. (b)	10,006	270,562
FutureFuel Corp.	8,721	44,739
Golar LNG Ltd.	32,185	1,009,000
Granite Ridge Resources, Inc.	17,793	112,630
Green Plains, Inc. (a) (b)	20,784	329,634
Gulfport Energy Corp. (a)	4,235	639,485
Hallador Energy Co. (a)	7,222	56,115
HighPeak Energy, Inc.	4,361	61,316
International Seaways, Inc.	12,849	759,761
Kinetik Holdings, Inc.	12,460	516,342
Kosmos Energy Ltd. (a)	152,191	843,138
Magnolia Oil & Gas Corp. - Class A (b)	56,296	1,426,541
Murphy Oil Corp.	47,137	1,943,930
NACCO Industries, Inc. - Class A	1,339	37,050
NextDecade Corp. (a) (b)	37,736	299,624
Nordic American Tankers Ltd. (b)	66,587	265,016
Northern Oil & Gas, Inc.	32,251	1,198,770
Overseas Shipholding Group, Inc. - Class A	18,322	155,371
Par Pacific Holdings, Inc. (a)	18,554	468,488
PBF Energy, Inc. - Class A	34,343	1,580,465
Peabody Energy Corp. (b)	41,634	920,944
REX American Resources Corp. (a)	5,256	239,621
Riley Exploration Permian, Inc.	3,844	108,824
Ring Energy, Inc. (a) (b)	49,051	82,896
Sable Offshore Corp. (a)	16,682	251,398
SandRidge Energy, Inc. (b)	10,783	139,424
Scorpio Tankers, Inc.	15,184	1,234,307
SFL Corp. Ltd.	36,310	503,983
SilverBow Resources, Inc. (a) (b)	7,038	266,248
Sitio Royalties Corp. - Class A (b)	27,084	639,453
SM Energy Co. (b)	37,188	1,607,637
Talos Energy, Inc. (a) (b)	48,179	585,375
Teekay Corp. (a)	18,814	168,762
Teekay Tankers Ltd. - Class A	7,815	537,750
Uranium Energy Corp. (a) (b)	127,924	768,823
Ur-Energy, Inc. (a)	92,349	129,289
VAALCO Energy, Inc.	34,074	213,644
Vital Energy, Inc. (a) (b)	9,321	417,767
Vitesse Energy, Inc. (b)	8,582	203,393
W&T Offshore, Inc. (b)	32,765	70,117
World Kinect Corp.	20,005	516,129
		31,134,859
Paper & Forest Products — 0.1%
Clearwater Paper Corp. (a)	5,381	260,817
Sylvamo Corp.	11,598	795,623
		1,056,440
Passenger Airlines — 0.4%
Allegiant Travel Co.	5,412	271,845
Blade Air Mobility, Inc. (a) (b)	20,705	72,053
Frontier Group Holdings, Inc. (a) (b)	14,602	71,988
Hawaiian Holdings, Inc. (a) (b)	15,967	198,470
JetBlue Airways Corp. (a) (b)	100,861	614,243
Joby Aviation, Inc. (a) (b)	131,346	669,865
Security Description	Shares	Value
Passenger Airlines—(Continued)
SkyWest, Inc. (a)	12,872	$1,056,405
Spirit Airlines, Inc. (b)	36,096	132,111
Sun Country Airlines Holdings, Inc. (a) (b)	14,201	178,365
Wheels Up Experience, Inc. (a)	31,483	59,503
		3,324,848
Personal Care Products — 0.3%
Beauty Health Co. (a)	26,452	50,788
Edgewell Personal Care Co.	16,025	644,045
Herbalife Ltd. (a) (b)	30,789	319,898
Honest Co., Inc. (a)	27,498	80,294
Inter Parfums, Inc. (b)	5,919	686,782
Medifast, Inc. (b)	3,603	78,618
Nature's Sunshine Products, Inc. (a)	4,578	68,990
Nu Skin Enterprises, Inc. - Class A	16,297	171,770
Olaplex Holdings, Inc. (a)	47,772	73,569
USANA Health Sciences, Inc. (a)	3,693	167,071
		2,341,825
Pharmaceuticals — 1.5%
Amneal Pharmaceuticals, Inc. (a) (b)	52,031	330,397
Amphastar Pharmaceuticals, Inc. (a)	13,044	521,760
ANI Pharmaceuticals, Inc. (a) (b)	6,041	384,691
Aquestive Therapeutics, Inc. (a)	25,014	65,036
Arvinas, Inc. (a)	20,950	557,689
Atea Pharmaceuticals, Inc. (a) (b)	26,340	87,185
Avadel Pharmaceuticals PLC (a)	30,313	426,201
Axsome Therapeutics, Inc. (a) (b)	11,858	954,569
Biote Corp. - Class A (a)	9,343	69,792
Cassava Sciences, Inc. (a) (b)	12,781	157,845
Collegium Pharmaceutical, Inc. (a)	10,277	330,919
Contineum Therapeutics, Inc. - Class A (a)	2,486	43,779
Corcept Therapeutics, Inc. (a) (b)	26,327	855,364
CorMedix, Inc. (a) (b)	18,374	79,559
Edgewise Therapeutics, Inc. (a) (b)	23,818	428,962
Enliven Therapeutics, Inc. (a) (b)	11,529	269,433
Esperion Therapeutics, Inc. (a)	62,363	138,446
Evolus, Inc. (a)	18,159	197,025
EyePoint Pharmaceuticals, Inc. (a) (b)	16,501	143,559
Fulcrum Therapeutics, Inc. (a)	20,519	127,218
Harmony Biosciences Holdings, Inc. (a) (b)	11,160	336,697
Harrow, Inc. (a) (b)	10,029	209,506
Innoviva, Inc. (a) (b)	18,361	301,120
Ligand Pharmaceuticals, Inc. (a) (b)	5,595	471,435
Liquidia Corp. (a) (b)	18,905	226,860
Longboard Pharmaceuticals, Inc. (a) (b)	10,694	289,059
Mind Medicine MindMed, Inc. (a)	23,975	172,860
Nektar Therapeutics (a)	60,012	74,415
Neumora Therapeutics, Inc. (a)	27,784	273,117
Nuvation Bio, Inc. (a)	59,701	174,327
Ocular Therapeutix, Inc. (a) (b)	50,869	347,944
Omeros Corp. (a) (b)	19,819	80,465
Pacira BioSciences, Inc. (a)	15,246	436,188
Phathom Pharmaceuticals, Inc. (a) (b)	10,477	107,913
Phibro Animal Health Corp. - Class A	6,746	113,130
Pliant Therapeutics, Inc. (a) (b)	18,963	203,852
See accompanying notes to financial statements.
BHFTII-288

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Pharmaceuticals—(Continued)
Prestige Consumer Healthcare, Inc. (a)	16,118	$1,109,724
Revance Therapeutics, Inc. (a) (b)	28,378	72,932
Scilex Holding Co. (a) (b)	22,004	42,468
scPharmaceuticals, Inc. (a)	9,752	42,421
SIGA Technologies, Inc. (b)	15,147	114,966
Supernus Pharmaceuticals, Inc. (a)	16,728	447,474
Tarsus Pharmaceuticals, Inc. (a) (b)	12,117	329,340
Terns Pharmaceuticals, Inc. (a) (b)	19,304	131,460
Theravance Biopharma, Inc. (a) (b)	15,498	131,423
Third Harmonic Bio, Inc. (a) (b)	7,381	95,953
Trevi Therapeutics, Inc. (a)	19,862	59,189
Ventyx Biosciences, Inc. (a)	21,552	49,785
Verrica Pharmaceuticals, Inc. (a) (b)	6,879	50,148
WaVe Life Sciences Ltd. (a) (b)	25,608	127,784
Xeris Biopharma Holdings, Inc. (a) (b)	46,563	104,767
Zevra Therapeutics, Inc. (a) (b)	12,044	59,016
		12,957,167
Professional Services — 2.2%
Alight, Inc. - Class A (a)	154,831	1,142,653
Asure Software, Inc. (a) (b)	7,834	65,806
Barrett Business Services, Inc.	7,884	258,359
CBIZ, Inc. (a)	15,583	1,154,700
Conduent, Inc. (a) (b)	52,853	172,301
CRA International, Inc.	2,123	365,623
CSG Systems International, Inc.	9,559	393,544
ExlService Holdings, Inc. (a)	51,092	1,602,245
Exponent, Inc.	16,430	1,562,822
First Advantage Corp.	17,889	287,476
Forrester Research, Inc. (a) (b)	3,344	57,116
Franklin Covey Co. (a)	3,849	146,262
Heidrick & Struggles International, Inc.	6,268	197,943
Huron Consulting Group, Inc. (a)	6,042	595,137
IBEX Holdings Ltd. (a) (b)	3,027	48,977
ICF International, Inc.	6,068	900,855
Innodata, Inc. (a) (b)	8,281	122,807
Insperity, Inc. (b)	11,677	1,065,059
Kelly Services, Inc. - Class A	11,106	237,779
Kforce, Inc. (b)	5,962	370,419
Korn Ferry	16,885	1,133,659
Legalzoom.com, Inc. (a)	43,424	364,327
Maximus, Inc.	19,827	1,699,174
Mistras Group, Inc. (a)	6,668	55,278
NV5 Global, Inc. (a)	4,636	431,009
Planet Labs PBC (a) (b)	57,753	107,421
Resources Connection, Inc.	10,232	112,961
Spire Global, Inc. (a)	7,644	82,861
Sterling Check Corp. (a) (b)	10,883	161,068
TriNet Group, Inc.	10,580	1,058,000
TrueBlue, Inc. (a)	10,122	104,257
Upwork, Inc. (a)	40,557	435,988
Verra Mobility Corp. (a)	54,126	1,472,227
Willdan Group, Inc. (a)	4,570	131,844
WNS Holdings Ltd. (a)	15,084	791,910
		18,889,867
Security Description	Shares	Value
Real Estate Management & Development — 0.7%
Anywhere Real Estate, Inc. (a)	33,893	$112,186
Compass, Inc. - Class A (a) (b)	119,563	430,427
Cushman & Wakefield PLC (a)	74,436	774,134
DigitalBridge Group, Inc. (b)	50,428	690,864
eXp World Holdings, Inc. (b)	26,376	297,653
Forestar Group, Inc. (a)	6,204	198,466
FRP Holdings, Inc. (a)	4,570	130,336
Kennedy-Wilson Holdings, Inc. (b)	37,358	363,120
Marcus & Millichap, Inc. (b)	7,486	235,959
Maui Land & Pineapple Co., Inc. (a) (b)	2,503	55,191
Newmark Group, Inc. - Class A	44,433	454,550
Opendoor Technologies, Inc. (a) (b)	203,513	374,464
RE/MAX Holdings, Inc. - Class A	5,607	45,417
Real Brokerage, Inc. (a)	32,005	129,940
Redfin Corp. (a) (b)	38,225	229,732
RMR Group, Inc. - Class A	4,706	106,356
St. Joe Co.	11,725	641,357
Star Holdings (a) (b)	4,337	52,304
Stratus Properties, Inc. (a) (b)	1,808	45,598
Tejon Ranch Co. (a) (b)	6,848	116,827
		5,484,881
Residential REITs — 0.4%
Apartment Investment & Management Co. - Class A (a)	46,297	383,802
BRT Apartments Corp.	3,996	69,810
Centerspace	4,597	310,895
Elme Communities	27,419	436,785
Independence Realty Trust, Inc. (b)	72,530	1,359,212
NexPoint Residential Trust, Inc.	7,153	282,615
UMH Properties, Inc.	20,791	332,448
Veris Residential, Inc. (b)	25,551	383,265
		3,558,832
Retail REITs — 1.2%
Acadia Realty Trust (b)	32,858	588,815
Alexander's, Inc.	759	170,669
CBL & Associates Properties, Inc. (b)	7,569	176,963
Getty Realty Corp.	15,914	424,267
InvenTrust Properties Corp.	22,303	552,222
Kite Realty Group Trust	70,549	1,578,887
Macerich Co. (b)	70,411	1,087,146
NETSTREIT Corp. (b)	23,996	386,336
Phillips Edison & Co., Inc.	40,003	1,308,498
Retail Opportunity Investments Corp.	40,318	501,153
Saul Centers, Inc.	3,884	142,815
SITE Centers Corp.	61,748	895,346
Tanger, Inc. (b)	34,604	938,114
Urban Edge Properties (b)	38,951	719,425
Whitestone REIT (b)	15,859	211,083
		9,681,739
Semiconductors & Semiconductor Equipment — 2.5%
ACM Research, Inc. - Class A (a)	16,205	373,687
Aehr Test Systems (a) (b)	8,684	97,000
Alpha & Omega Semiconductor Ltd. (a)	7,372	275,492
Ambarella, Inc. (a) (b)	12,522	675,562
See accompanying notes to financial statements.
BHFTII-289

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Semiconductors & Semiconductor Equipment—(Continued)
Axcelis Technologies, Inc. (a)	10,587	$1,505,366
CEVA, Inc. (a) (b)	8,407	162,171
Cohu, Inc. (a)	14,594	483,061
Credo Technology Group Holding Ltd. (a)	41,468	1,324,488
Diodes, Inc. (a)	14,828	1,066,578
FormFactor, Inc. (a) (c)	25,159	1,522,874
Ichor Holdings Ltd. (a)	10,601	408,669
Impinj, Inc. (a)	7,269	1,139,561
indie Semiconductor, Inc. - Class A (a) (b)	50,888	313,979
Kulicke & Soffa Industries, Inc. (b)	17,838	877,451
MaxLinear, Inc. (a)	25,368	510,912
Navitas Semiconductor Corp. (a) (b)	42,063	165,308
NVE Corp. (b)	1,605	119,877
PDF Solutions, Inc. (a) (b)	10,025	364,709
Photronics, Inc. (a) (b)	19,751	487,257
Power Integrations, Inc. (b)	18,395	1,291,145
QuickLogic Corp. (a)	4,593	47,721
Rambus, Inc. (a) (b)	35,366	2,078,106
Rigetti Computing, Inc. (a)	50,072	53,577
Semtech Corp. (a) (b)	21,079	629,841
Silicon Laboratories, Inc. (a) (b)	10,301	1,139,600
SiTime Corp. (a)	5,978	743,544
SkyWater Technology, Inc. (a) (b)	6,922	52,953
SMART Global Holdings, Inc. (a) (b)	16,723	382,455
Synaptics, Inc. (a)	12,599	1,111,232
Ultra Clean Holdings, Inc. (a) (b)	14,395	705,355
Veeco Instruments, Inc. (a)	18,073	844,190
		20,953,721
Software — 5.7%
8x8, Inc. (a) (b)	37,972	84,298
A10 Networks, Inc.	23,105	320,004
ACI Worldwide, Inc. (a)	34,837	1,379,197
Adeia, Inc.	35,436	396,352
Agilysys, Inc. (a)	7,193	749,079
Alarm.com Holdings, Inc. (a) (b)	15,686	996,688
Alkami Technology, Inc. (a)	14,457	411,735
Altair Engineering, Inc. - Class A (a) (b)	18,574	1,821,738
American Software, Inc. - Class A	10,277	93,829
Amplitude, Inc. - Class A (a)	23,067	205,296
Appian Corp. - Class A (a) (b)	13,931	429,911
Arteris, Inc. (a)	9,551	71,728
Asana, Inc. - Class A (a) (b)	26,813	375,114
Aurora Innovation, Inc. (a) (b)	274,617	760,689
AvePoint, Inc. (a)	41,630	433,785
Bit Digital, Inc. (a) (b)	39,283	124,920
Blackbaud, Inc. (a)	13,577	1,034,160
BlackLine, Inc. (a)	18,765	909,164
Blend Labs, Inc. - Class A (a)	76,857	181,383
Box, Inc. - Class A (a)	45,773	1,210,238
Braze, Inc. - Class A (a)	17,109	664,514
C3.ai, Inc. - Class A (a) (b)	26,990	781,630
Cipher Mining, Inc. (a)	57,095	236,944
Cleanspark, Inc. (a) (b)	72,226	1,152,005
Clear Secure, Inc. - Class A (b)	28,113	525,994
Clearwater Analytics Holdings, Inc. - Class A (a)	45,697	846,308
Security Description	Shares	Value
Software—(Continued)
CommVault Systems, Inc. (a)	14,182	$1,724,106
Consensus Cloud Solutions, Inc. (a)	6,453	110,863
CS Disco, Inc. (a) (b)	10,296	61,364
Daily Journal Corp. (a) (b)	413	162,920
Dave, Inc. (a)	2,684	81,325
Digimarc Corp. (a) (b)	4,964	153,934
Digital Turbine, Inc. (a) (b)	31,950	53,037
Domo, Inc. - Class B (a)	11,133	85,947
E2open Parent Holdings, Inc. (a) (b)	54,813	246,110
eGain Corp. (a)	6,785	42,813
Enfusion, Inc. - Class A (a) (b)	16,223	138,220
Envestnet, Inc. (a) (b)	16,472	1,030,982
Everbridge, Inc. (a)	13,337	466,662
EverCommerce, Inc. (a) (b)	8,186	89,882
Freshworks, Inc. - Class A (a)	66,537	844,355
Hut 8 Corp. (a)	26,324	394,597
iLearningEngines Holdings, Inc. (a)	10,015	90,936
Instructure Holdings, Inc. (a) (b)	7,356	172,204
Intapp, Inc. (a)	12,978	475,903
InterDigital, Inc. (b)	8,224	958,589
Jamf Holding Corp. (a)	23,449	386,909
LiveRamp Holdings, Inc. (a) (b)	20,791	643,274
Marathon Digital Holdings, Inc. (a) (b)	88,825	1,763,176
Matterport, Inc. (a)	86,094	384,840
MeridianLink, Inc. (a) (b)	8,983	191,877
Mitek Systems, Inc. (a) (b)	13,727	153,468
N-able, Inc. (a)	24,099	367,028
NCR Voyix Corp. (a)	47,338	584,624
NextNav, Inc. (a) (b)	24,902	201,955
Olo, Inc. - Class A (a)	33,479	147,977
ON24, Inc. (a)	9,699	58,291
OneSpan, Inc. (a)	13,014	166,839
Ooma, Inc. (a)	7,773	77,186
Pagaya Technologies Ltd. - Class A (a)	13,459	171,737
PagerDuty, Inc. (a) (b)	29,670	680,333
PowerSchool Holdings, Inc. - Class A (a) (b)	19,001	425,432
Progress Software Corp.	13,764	746,835
PROS Holdings, Inc. (a) (b)	15,005	429,893
Q2 Holdings, Inc. (a) (b)	19,126	1,153,872
Qualys, Inc. (a)	12,064	1,720,326
Rapid7, Inc. (a) (b)	20,127	870,090
Red Violet, Inc. (a) (b)	3,327	84,506
ReposiTrak, Inc.	3,885	59,402
Rimini Street, Inc. (a) (b)	17,609	54,060
Riot Platforms, Inc. (a) (b)	88,257	806,669
Sapiens International Corp. NV	9,820	333,193
SEMrush Holdings, Inc. - Class A (a) (b)	10,967	146,848
SolarWinds Corp.	19,701	237,397
SoundHound AI, Inc. - Class A (a) (b)	93,238	368,290
Sprinklr, Inc. - Class A (a) (b)	34,779	334,574
Sprout Social, Inc. - Class A (a) (b)	15,663	558,856
SPS Commerce, Inc. (a)	12,089	2,274,666
Telos Corp. (a)	19,351	77,791
Tenable Holdings, Inc. (a)	38,315	1,669,768
Terawulf, Inc. (a) (b)	75,011	333,799
Varonis Systems, Inc. (a) (b)	35,824	1,718,477
See accompanying notes to financial statements.
BHFTII-290

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Software—(Continued)
Verint Systems, Inc. (a)	20,090	$646,898
Vertex, Inc. - Class A (a)	17,743	639,635
Viant Technology, Inc. - Class A (a)	5,421	53,505
Weave Communications, Inc. (a)	12,297	110,919
Workiva, Inc. (a) (b)	16,415	1,198,131
Xperi, Inc. (a)	14,065	115,474
Yext, Inc. (a)	33,777	180,707
Zeta Global Holdings Corp. - Class A (a)	53,658	947,064
Zuora, Inc. - Class A (a)	42,438	421,409
		48,279,452
Specialized REITs — 0.4%
Farmland Partners, Inc. (b)	14,020	161,651
Four Corners Property Trust, Inc. (b)	29,826	735,807
Gladstone Land Corp.	10,827	148,222
Outfront Media, Inc.	48,120	688,116
PotlatchDeltic Corp.	25,816	1,016,892
Safehold, Inc. (b)	16,862	325,268
Uniti Group, Inc. (b)	77,984	227,713
		3,303,669
Specialty Retail — 2.4%
1-800-Flowers.com, Inc. - Class A (a)	8,431	80,263
Aaron's Co., Inc. (b)	10,896	108,742
Abercrombie & Fitch Co. - Class A (a)	16,340	2,905,906
Academy Sports & Outdoors, Inc.	23,556	1,254,357
American Eagle Outfitters, Inc. (b)	59,290	1,183,428
America's Car-Mart, Inc. (a) (b)	2,086	125,598
Arhaus, Inc.	16,891	286,134
Arko Corp. (b)	31,060	194,746
Asbury Automotive Group, Inc. (a) (b)	6,585	1,500,524
BARK, Inc. (a) (b)	45,715	82,744
Beyond, Inc. (a)	14,937	195,376
Boot Barn Holdings, Inc. (a) (b)	9,621	1,240,436
Buckle, Inc. (b)	10,213	377,268
Build-A-Bear Workshop, Inc. (b)	4,959	125,314
Caleres, Inc.	11,141	374,338
Camping World Holdings, Inc. - Class A	14,044	250,826
Citi Trends, Inc. (a)	2,680	56,977
Designer Brands, Inc. - Class A (b)	12,484	85,266
Destination XL Group, Inc. (a)	17,822	64,872
EVgo, Inc. (a) (b)	34,413	84,312
Foot Locker, Inc.	27,149	676,553
Genesco, Inc. (a)	3,961	102,431
Group 1 Automotive, Inc. (b)	4,257	1,265,521
GrowGeneration Corp. (a) (b)	18,516	39,809
Haverty Furniture Cos., Inc. (b)	4,960	125,438
Hibbett, Inc.	3,579	312,125
J Jill, Inc.	1,507	52,700
Lands' End, Inc. (a) (b)	4,767	64,784
Leslie's, Inc. (a) (b)	59,393	248,857
MarineMax, Inc. (a)	7,339	237,563
Monro, Inc. (b)	10,365	247,309
National Vision Holdings, Inc. (a)	26,199	342,945
ODP Corp. (a) (b)	11,611	455,964
OneWater Marine, Inc. - Class A (a) (b)	3,644	100,465
Security Description	Shares	Value
Specialty Retail—(Continued)
Petco Health & Wellness Co., Inc. (a)	28,259	$106,819
RealReal, Inc. (a)	32,254	102,890
Revolve Group, Inc. (a) (b)	14,472	230,250
Sally Beauty Holdings, Inc. (a) (b)	36,161	388,008
Shoe Carnival, Inc. (b)	6,132	226,209
Signet Jewelers Ltd. (b)	13,885	1,243,818
Sleep Number Corp. (a)	7,158	68,502
Sonic Automotive, Inc. - Class A	4,523	246,368
Stitch Fix, Inc. - Class A (a)	29,556	122,657
ThredUp, Inc. - Class A (a) (b)	28,126	47,814
Tile Shop Holdings, Inc. (a) (b)	9,445	65,454
Upbound Group, Inc. (b)	17,472	536,390
Urban Outfitters, Inc. (a)	20,536	843,003
Victoria's Secret & Co. (a)	25,723	454,525
Warby Parker, Inc. - Class A (a)	28,895	464,054
Winmark Corp. (b)	952	335,704
Zumiez, Inc. (a)	5,111	99,562
		20,431,918
Technology Hardware, Storage & Peripherals — 0.2%
Corsair Gaming, Inc. (a) (b)	13,698	151,226
CPI Card Group, Inc. (a)	1,656	45,126
Diebold Nixdorf, Inc. (a)	8,324	320,308
Eastman Kodak Co. (a)	19,921	107,175
Immersion Corp.	9,825	92,453
IonQ, Inc. (a) (b)	65,030	457,161
Turtle Beach Corp. (a)	5,364	76,920
Xerox Holdings Corp. (b)	37,907	440,479
		1,690,848
Textiles, Apparel & Luxury Goods — 0.5%
Figs, Inc. - Class A (a)	40,875	217,864
G-III Apparel Group Ltd. (a) (b)	13,787	373,214
Hanesbrands, Inc. (a) (b)	115,037	567,132
Kontoor Brands, Inc. (b)	18,097	1,197,116
Movado Group, Inc.	4,696	116,743
Oxford Industries, Inc. (b)	4,831	483,825
Rocky Brands, Inc.	2,393	88,445
Steven Madden Ltd. (b)	23,574	997,180
Superior Group of Cos., Inc.	4,303	81,370
Vera Bradley, Inc. (a) (b)	8,565	53,617
Wolverine World Wide, Inc.	25,890	350,033
		4,526,539
Tobacco — 0.1%
Ispire Technology, Inc. (a)	6,812	54,496
Turning Point Brands, Inc.	5,617	180,250
Universal Corp. (b)	8,059	388,363
Vector Group Ltd.	47,883	506,123
		1,129,232
Trading Companies & Distributors — 2.1%
Alta Equipment Group, Inc.	7,040	56,602
Applied Industrial Technologies, Inc.	12,497	2,424,418
Beacon Roofing Supply, Inc. (a)	20,695	1,872,898
See accompanying notes to financial statements.
BHFTII-291

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Trading Companies & Distributors—(Continued)
BlueLinx Holdings, Inc. (a)	2,908	$270,706
Boise Cascade Co.	12,870	1,534,361
Custom Truck One Source, Inc. (a) (b)	16,944	73,706
Distribution Solutions Group, Inc. (a) (b)	3,388	101,640
DNOW, Inc. (a)	33,807	464,170
DXP Enterprises, Inc. (a)	3,964	181,710
FTAI Aviation Ltd. (b)	32,391	3,343,723
GATX Corp.	11,602	1,535,641
Global Industrial Co.	3,989	125,095
GMS, Inc. (a)	13,014	1,049,059
H&E Equipment Services, Inc.	10,452	461,665
Herc Holdings, Inc.	9,152	1,219,870
Hudson Technologies, Inc. (a)	13,813	121,416
Karat Packaging, Inc.	2,148	63,538
McGrath RentCorp (b)	7,940	846,007
MRC Global, Inc. (a)	28,411	366,786
Rush Enterprises, Inc. - Class A (b)	19,794	828,775
Rush Enterprises, Inc. - Class B	2,708	106,262
Titan Machinery, Inc. (a) (b)	6,828	108,565
Transcat, Inc. (a)	2,736	327,444
Willis Lease Finance Corp.	960	66,528
Xometry, Inc. - Class A (a) (b)	13,999	161,828
		17,712,413
Water Utilities — 0.4%
American States Water Co.	12,105	878,460
Cadiz, Inc. (a)	13,677	42,262
California Water Service Group	18,416	892,992
Consolidated Water Co. Ltd. (b)	5,040	133,761
Global Water Resources, Inc.	3,648	44,141
Middlesex Water Co.	5,735	299,711
Pure Cycle Corp. (a) (b)	6,744	64,405
SJW Group	10,391	563,400
York Water Co.	5,110	189,530
		3,108,662
Wireless Telecommunication Services — 0.1%
Gogo, Inc. (a) (b)	20,705	199,182
Spok Holdings, Inc. (b)	5,955	88,194
Telephone & Data Systems, Inc.	32,028	663,940
		951,316
Total Common Stocks (Cost $617,245,660)		797,810,200

Mutual Funds—2.8%
Investment Company Securities — 2.8%
iShares Russell 2000 ETF (b) (Cost $23,394,680)	115,000	23,332,350

Rights—0.0%
Biotechnology — 0.0%
Cartesian Therapeutics, Inc. (a) (b)	39,548	7,119
Chinook Therapeutics, Inc. (a)	19,453	7,587
Security Description	Shares/ Principal Amount*	Value

Biotechnology—(Continued)
Icosavax, Inc. (a)	9,579	$2,969
Tobira Therapeutics, Inc. (a) (d) (e)	4,660	37,093
Total Rights (Cost $17,058)		54,768

Warrants—0.0%
Energy Equipment & Services — 0.0%
Nabors Industries Ltd., Expires 06/11/26 (a) (Cost $0)	882	5,821

Short-Term Investments—2.1%
U.S. Treasury—2.1%
U.S. Treasury Bills
5.075%, 07/23/24 (f)	16,090,000	16,038,378
5.098%, 07/23/24 (f)	1,400,000	1,395,508
Total Short-Term Investments (Cost $17,434,224)		17,433,886

Securities Lending Reinvestments (g)—15.1%
Certificates of Deposit—3.5%
Bank of America NA
5.540%, SOFR + 0.200%, 11/22/24 (h)	2,000,000	2,001,066
Bank of Montreal
5.540%, SOFR + 0.200%, 12/17/24 (h)	2,000,000	2,000,000
5.640%, SOFR + 0.300%, 03/04/25 (h)	2,000,000	2,000,010
Bank of Nova Scotia
5.640%, SOFR + 0.300%, 03/13/25 (h)	2,000,000	1,999,998
5.650%, SOFR + 0.310%, 03/19/25 (h)	1,000,000	999,996
5.680%, SOFR + 0.340%, 05/02/25 (h)	2,000,000	2,000,049
BNP Paribas SA
5.560%, SOFR + 0.220%, 11/07/24 (h)	2,000,000	2,000,282
Credit Agricole Corp. & Investment Bank (NY)
5.590%, SOFR + 0.250%, 11/05/24 (h)	2,000,000	2,000,564
Credit Industriel et Commercial
Zero Coupon, 11/18/24	1,000,000	978,840
DZ Bank AG (NY)
5.550%, SOFR + 0.210%, 10/28/24 (h)	2,000,000	2,000,132
Mitsubishi UFJ Trust & Banking Corp.
Zero Coupon, 09/13/24	1,000,000	988,500
Mizuho Bank Ltd.
5.510%, SOFR + 0.170%, 08/06/24 (h)	1,000,000	1,000,051
5.570%, SOFR + 0.230%, 11/12/24 (h)	2,000,000	2,000,518
Nordea Bank Abp
5.460%, SOFR + 0.120%, 07/15/24 (h)	2,000,000	2,000,034
Oversea-Chinese Banking Corp. Ltd.
5.510%, SOFR + 0.170%, 09/16/24 (h)	2,000,000	1,999,934
5.540%, SOFR + 0.200%, 10/22/24 (h)	1,000,000	1,000,011
Toronto-Dominion Bank
5.680%, SOFR + 0.340%, 05/09/25 (h)	1,000,000	1,000,017
Westpac Banking Corp.
5.890%, SOFR + 0.550%, 10/11/24 (h)	2,000,000	2,002,014
		29,972,016
See accompanying notes to financial statements.
BHFTII-292

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Securities Lending Reinvestments (g)—(Continued)
Security Description	Principal Amount*	Value
Commercial Paper—1.0%
Australia & New Zealand Banking Group, Ltd.
5.520%, SOFR + 0.180%, 12/17/24 (h)	3,000,000	$2,999,397
ING U.S. Funding LLC
5.550%, SOFR + 0.210%, 10/24/24 (h)	1,500,000	1,500,288
5.570%, SOFR + 0.230%, 11/20/24 (h)	3,000,000	3,000,588
Oversea-Chinese Banking Corp. Ltd.
5.490%, SOFR + 0.150%, 09/13/24 (h)	1,000,000	999,943
		8,500,216
Repurchase Agreements—8.8%
Bank of Montreal
Repurchase Agreement dated 06/28/24 at 5.460%, due on 07/01/24 with a maturity value of $3,001,365; ollateralized by U.S. Treasury Obligations with rates ranging from 0.750% - 5.555%, maturity dates ranging from 01/31/26 - 11/15/53, and various Common Stock with an aggregate market value of $3,179,935	3,000,000	3,000,000
Bank of Nova Scotia
Repurchase Agreement dated 06/28/24 at 5.450%, due on 07/01/24 with a maturity value of $2,000,908; collateralized by various Common Stock with an aggregate market value of $2,230,275	2,000,000	2,000,000
Repurchase Agreement dated 06/28/24 at 5.480%, due on 07/01/24 with a maturity value of $1,000,457; collateralized by various Common Stock with an aggregate market value of $1,115,138	1,000,000	1,000,000
BofA Securities, Inc.
Repurchase Agreement dated 06/28/24 at 5.300%, due on 07/01/24 with a maturity value of $7,841,438; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 01/15/28 - 05/15/49, and an aggregate market value of $7,994,736	7,837,976	7,837,976
Citigroup Global Markets, Inc.
Repurchase Agreement dated 06/28/24 at 5.620%, due on 08/02/24 with a maturity value of $2,010,928; collateralized by various Common Stock with an aggregate market value of $2,200,001	2,000,000	2,000,000
Repurchase Agreement dated 06/28/24 at 5.870%, due on 12/30/24 with a maturity value of $6,180,992; collateralized by various Common Stock with an aggregate market value of $6,600,001	6,000,000	6,000,000
National Bank of Canada
Repurchase Agreement dated 06/28/24 at 5.450%, due on 07/05/24 with a maturity value of $10,611,233; collateralized by various Common Stock with an aggregate market value of $11,824,136	10,600,000	10,600,000
Repurchase Agreement dated 06/28/24 at 5.470%, due on 07/01/24 with a maturity value of $3,001,368; collateralized by various Common Stock with an aggregate market value of $3,346,502	3,000,000	3,000,000
NBC Global Finance Ltd.
Repurchase Agreement dated 06/28/24 at 5.490%, due on 07/01/24 with a maturity value of $10,004,575; collateralized by various Common Stock with an aggregate market value of $11,155,043	10,000,000	10,000,000
Security Description	Principal Amount*/ Shares	Value
Repurchase Agreements—(Continued)
Royal Bank of Canada Toronto
Repurchase Agreement dated 06/28/24 at 5.590%, due on 08/02/24 with a maturity value of $3,016,304; collateralized by various Common Stock with an aggregate market value of $3,333,851	3,000,000	$3,000,000
Societe Generale
Repurchase Agreement dated 06/28/24 at 5.420%, due on 07/01/24 with a maturity value of $2,000,903; collateralized by various Common Stock with an aggregate market value of $2,226,255	2,000,000	2,000,000
Repurchase Agreement dated 06/28/24 at 5.450%, due on 07/01/24 with a maturity value of $2,000,908; collateralized by various Common Stock with an aggregate market value of $2,227,556	2,000,000	2,000,000
TD Prime Services LLC
Repurchase Agreement dated 06/28/24 at 5.420%, due on 07/01/24 with a maturity value of $21,509,711; collateralized by various Common Stock with an aggregate market value of $23,660,682	21,500,000	21,500,000
		73,937,976
Time Deposit—0.6%
National Bank of Canada
5.390%, OBFR + 0.070%, 07/05/24 (h)	5,000,000	5,000,000

Mutual Funds—1.2%
BlackRock Liquidity Funds FedFund, Institutional Shares, 5.200% (i)	5,000,000	5,000,000
STIT-Government & Agency Portfolio, Institutional Class, 5.230% (i)	5,000,000	5,000,000
		10,000,000
Total Securities Lending Reinvestments (Cost $127,406,416)		127,410,208
Total Investments—114.9% (Cost $785,498,038)		966,047,233
Other assets and liabilities (net)—(14.9)%		(125,486,036)
Net Assets—100.0%		$840,561,197

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of June 30, 2024, the market value of securities loaned was $195,534,026 and the collateral received consisted of cash in the amount of $127,384,532 and non-cash collateral with a value of $82,324,919. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and
Liabilities.

(c)	All or a portion of the security was pledged as collateral against open futures contracts. As of June 30, 2024, the market value of securities pledged was $3,444,517.
(d)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of June 30, 2024, these securities represent less than 0.05% of net assets.
(e)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(f)	The rate shown represents current yield to maturity.
(g)	Represents investment of cash collateral received from securities on loan as of June 30, 2024.
(h)	Variable or floating rate security. The stated rate represents the rate at June 30, 2024. Maturity
See accompanying notes to financial statements.
BHFTII-293

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)

date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(i)	The rate shown represents the annualized seven-day yield as of June 30, 2024.
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2024 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$161,531,062	$0	$204,230,206
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2024
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(106,371,532)	$—	$—	$—	$(106,371,532)
Rights	(8,500)	—	—	—	(8,500)
Mutual Funds	(21,004,500)	—	—	—	(21,004,500)
Total Borrowings	$(127,384,532)	$—	$—	$—	$(127,384,532)
Gross amount of recognized liabilities for securities lending transactions					$(127,384,532)
Investments in Derivative Instruments
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Russell 2000 Index E-Mini Futures	09/20/24	178	USD	18,378,500	$(159,003)
Effects of Derivative Instruments on the Financial Statements
The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2024 by category of risk exposure:
	Liability Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value
Equity	Unrealized depreciation on futures contracts (a)	$159,003

(a)
Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day's variation margin is reported within the Statement of Assets and
Liabilities.

The following tables summarize the effect of derivative instruments on the Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2024:
Statement of Operations Location—Net Realized Gain (Loss)	Equity
Futures contracts	$1,433,111
See accompanying notes to financial statements.
BHFTII-294

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Equity
Futures contracts	$(1,701,524)
For the six months ended June 30, 2024, the average notional par or face amount outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par or Face Amount‡
Futures contracts long	$18,223,492

‡	Averages are based on activity levels during the period for which the amounts are outstanding.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$797,810,200	$—	$—	$797,810,200
Total Mutual Funds*	23,332,350	—	—	23,332,350
Total Warrants*	5,821	—	—	5,821
Total Rights*	—	17,675	37,093	54,768
Total Short-Term Investments*	—	17,433,886	—	17,433,886
Securities Lending Reinvestments
Certificates of Deposit	—	29,972,016	—	29,972,016
Commercial Paper	—	8,500,216	—	8,500,216
Repurchase Agreements	—	73,937,976	—	73,937,976
Time Deposit	—	5,000,000	—	5,000,000
Mutual Funds	10,000,000	—	—	10,000,000
Total Securities Lending Reinvestments	10,000,000	117,410,208	—	127,410,208
Total Investments	$831,148,371	$134,861,769	$37,093	$966,047,233
Collateral for Securities Loaned (Liability)	$—	$(127,384,532)	$—	$(127,384,532)
Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(159,003)	$—	$—	$(159,003)

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended June 30, 2024 is not presented.
Tax Cost Basis
The cost basis of investments for federal income tax purposes at June 30, 2024 was as follows:
Cost basis of investments	$795,816,254
Gross unrealized appreciation	269,488,057
Gross unrealized (depreciation)	(99,416,081)
Net unrealized appreciation (depreciation)	$170,071,976
See accompanying notes to financial statements.
BHFTII-295

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Statement of Assets and Liabilities

June 30, 2024 (Unaudited)
Assets
Investments at value (a) (b)	$966,047,233
Cash	484,354
Receivable for:
Investments sold	81,616,856
Fund shares sold	1,536,728
Dividends and interest	720,248
Variation margin on futures contracts	43,656
Prepaid expenses	6,634
Total Assets	1,050,455,709
Liabilities
Collateral for securities loaned	127,384,532
Payable for:
Investments purchased	81,499,606
Fund shares redeemed	402,680
Accrued Expenses:
Management fees	169,549
Distribution and service fees	81,062
Deferred trustees’ fees	187,234
Other expenses	169,849
Total Liabilities	209,894,512
Net Assets	$840,561,197
Net Assets Consist of:
Paid in surplus	$620,913,696
Distributable earnings (Accumulated losses)	219,647,501
Net Assets	$840,561,197
Net Assets
Class A	$471,867,423
Class B	173,427,807
Class E	16,208,703
Class G	179,057,264
Capital Shares Outstanding*
Class A	27,971,315
Class B	10,726,162
Class E	970,134
Class G	11,173,496
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$16.87
Class B	16.17
Class E	16.71
Class G	16.03

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $785,498,038.
(b)	Includes securities loaned at value of $195,534,026.
Statement of Operations

Six Months Ended June 30, 2024 (Unaudited)
Investment Income
Dividends (a)	$6,132,377
Interest	474,105
Securities lending income	614,072
Total investment income	7,220,554
Expenses
Management fees	1,054,322
Administration fees	23,943
Custodian and accounting fees	56,558
Distribution and service fees—Class B	220,059
Distribution and service fees—Class E	12,679
Distribution and service fees—Class G	269,466
Audit and tax services	26,286
Legal	22,509
Trustees’ fees and expenses	35,665
Shareholder reporting	38,985
Insurance	3,546
Miscellaneous	46,745
Total expenses	1,810,763
Less management fee waiver	(8,655)
Net expenses	1,802,108
Net Investment Income	5,418,446
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	44,948,692
Futures contracts	1,433,111
Net realized gain (loss)	46,381,803
Net change in unrealized appreciation (depreciation) on:
Investments	(37,009,896)
Futures contracts	(1,701,524)
Net change in unrealized appreciation (depreciation)	(38,711,420)
Net realized and unrealized gain (loss)	7,670,383
Net Increase (Decrease) in Net Assets From Operations	$13,088,829

(a)	Net of foreign withholding taxes of $16,933.
See accompanying notes to financial statements.
BHFTII-296

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$5,418,446	$11,329,443
Net realized gain (loss)	46,381,803	28,810,397
Net change in unrealized appreciation (depreciation)	(38,711,420)	89,763,665
Increase (decrease) in net assets from operations	13,088,829	129,903,505
From Distributions to Shareholders
Class A	(23,174,262)	(13,868,401)
Class B	(8,481,415)	(5,150,963)
Class E	(784,903)	(538,424)
Class G	(8,760,417)	(5,013,000)
Total distributions	(41,200,997)	(24,570,788)
Increase (decrease) in net assets from capital share transactions	(4,867,780)	(28,351,081)
Total increase (decrease) in net assets	(32,979,948)	76,981,636
Net Assets
Beginning of period	873,541,145	796,559,509
End of period	$840,561,197	$873,541,145

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023
	Shares	Value	Shares	Value
Class A
Sales	773,624	$13,433,174	3,804,114	$58,545,200
Reinvestments	1,369,637	23,174,262	866,234	13,868,401
Redemptions	(1,914,969)	(33,429,936)	(5,789,621)	(91,694,034)
Net increase (decrease)	228,292	$3,177,500	(1,119,273)	$(19,280,433)
Class B
Sales	205,136	$3,419,103	644,946	$9,686,494
Reinvestments	522,899	8,481,415	335,131	5,150,963
Redemptions	(1,058,384)	(17,620,584)	(1,557,377)	(24,021,438)
Net increase (decrease)	(330,349)	$(5,720,066)	(577,300)	$(9,183,981)
Class E
Sales	34,300	$587,725	80,037	$1,250,826
Reinvestments	46,832	784,903	33,949	538,424
Redemptions	(159,713)	(2,747,458)	(243,823)	(3,863,035)
Net increase (decrease)	(78,581)	$(1,374,830)	(129,837)	$(2,073,785)
Class G
Sales	214,636	$3,544,342	917,155	$13,557,451
Reinvestments	544,802	8,760,417	328,721	5,013,000
Redemptions	(802,144)	(13,255,143)	(1,060,780)	(16,383,333)
Net increase (decrease)	(42,706)	$(950,384)	185,096	$2,187,118
Increase (decrease) derived from capital shares transactions		$(4,867,780)		$(28,351,081)
See accompanying notes to financial statements.
BHFTII-297

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$17.45	$15.40	$24.24	$22.47	$20.30	$18.13
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.12	0.24	0.23	0.20	0.21	0.25
Net realized and unrealized gain (loss)	0.17	2.30	(5.23)	3.09	3.26	4.16
Total income (loss) from investment operations	0.29	2.54	(5.00)	3.29	3.47	4.41
Less Distributions
Distributions from net investment income	(0.26)	(0.21)	(0.22)	(0.25)	(0.25)	(0.25)
Distributions from net realized capital gains	(0.61)	(0.28)	(3.62)	(1.27)	(1.05)	(1.99)
Total distributions	(0.87)	(0.49)	(3.84)	(1.52)	(1.30)	(2.24)
Net Asset Value, End of Period	$16.87	$17.45	$15.40	$24.24	$22.47	$20.30
Total Return (%) (b)	1.65 (c)	16.80	(20.23)	14.52	19.62	25.62
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.31 (d)	0.31	0.30	0.30	0.32	0.31
Net ratio of expenses to average net assets (%) (e)	0.31 (d)	0.31	0.30	0.30	0.32	0.31
Ratio of net investment income (loss) to average net assets (%)	1.41 (d)	1.51	1.25	0.80	1.16	1.27
Portfolio turnover rate (%)	19 (c)	17	22	36	34	19
Net assets, end of period (in millions)	$471.9	$484.2	$444.6	$592.8	$542.2	$504.4

	Class B
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$16.74	$14.79	$23.45	$21.79	$19.72	$17.66
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.10	0.19	0.17	0.13	0.16	0.19
Net realized and unrealized gain (loss)	0.16	2.21	(5.05)	3.00	3.16	4.05
Total income (loss) from investment operations	0.26	2.40	(4.88)	3.13	3.32	4.24
Less Distributions
Distributions from net investment income	(0.22)	(0.17)	(0.16)	(0.20)	(0.20)	(0.19)
Distributions from net realized capital gains	(0.61)	(0.28)	(3.62)	(1.27)	(1.05)	(1.99)
Total distributions	(0.83)	(0.45)	(3.78)	(1.47)	(1.25)	(2.18)
Net Asset Value, End of Period	$16.17	$16.74	$14.79	$23.45	$21.79	$19.72
Total Return (%) (b)	1.52 (c)	16.51	(20.44)	14.23	19.35	25.30
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.56 (d)	0.56	0.55	0.55	0.57	0.56
Net ratio of expenses to average net assets (%) (e)	0.56 (d)	0.56	0.55	0.55	0.57	0.56
Ratio of net investment income (loss) to average net assets (%)	1.15 (d)	1.26	1.00	0.54	0.91	1.01
Portfolio turnover rate (%)	19 (c)	17	22	36	34	19
Net assets, end of period (in millions)	$173.4	$185.1	$172.1	$234.3	$238.3	$227.8
Please see  following page for Financial Highlights footnote legend.
See accompanying notes to financial statements.
BHFTII-298

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Financial Highlights
Selected per share data
	Class E
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$17.28	$15.25	$24.03	$22.30	$20.15	$18.01
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.11	0.21	0.20	0.16	0.18	0.22
Net realized and unrealized gain (loss)	0.17	2.29	(5.18)	3.06	3.24	4.12
Total income (loss) from investment operations	0.28	2.50	(4.98)	3.22	3.42	4.34
Less Distributions
Distributions from net investment income	(0.24)	(0.19)	(0.18)	(0.22)	(0.22)	(0.21)
Distributions from net realized capital gains	(0.61)	(0.28)	(3.62)	(1.27)	(1.05)	(1.99)
Total distributions	(0.85)	(0.47)	(3.80)	(1.49)	(1.27)	(2.20)
Net Asset Value, End of Period	$16.71	$17.28	$15.25	$24.03	$22.30	$20.15
Total Return (%) (b)	1.55 (c)	16.65	(20.33)	14.31	19.45	25.40
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.46 (d)	0.46	0.45	0.45	0.47	0.46
Net ratio of expenses to average net assets (%) (e)	0.46 (d)	0.46	0.45	0.45	0.47	0.46
Ratio of net investment income (loss) to average net assets (%)	1.25 (d)	1.35	1.10	0.65	1.01	1.11
Portfolio turnover rate (%)	19 (c)	17	22	36	34	19
Net assets, end of period (in millions)	$16.2	$18.1	$18.0	$24.9	$24.4	$23.9

	Class G
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$16.60	$14.67	$23.30	$21.66	$19.62	$17.59
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.09	0.18	0.16	0.12	0.15	0.18
Net realized and unrealized gain (loss)	0.17	2.20	(5.02)	2.99	3.14	4.03
Total income (loss) from investment operations	0.26	2.38	(4.86)	3.11	3.29	4.21
Less Distributions
Distributions from net investment income	(0.22)	(0.17)	(0.15)	(0.20)	(0.20)	(0.19)
Distributions from net realized capital gains	(0.61)	(0.28)	(3.62)	(1.27)	(1.05)	(1.99)
Total distributions	(0.83)	(0.45)	(3.77)	(1.47)	(1.25)	(2.18)
Net Asset Value, End of Period	$16.03	$16.60	$14.67	$23.30	$21.66	$19.62
Total Return (%) (b)	1.44 (c)	16.47	(20.46)	14.19	19.26	25.20
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.61 (d)	0.61	0.60	0.60	0.62	0.61
Net ratio of expenses to average net assets (%) (e)	0.61 (d)	0.61	0.60	0.60	0.62	0.61
Ratio of net investment income (loss) to average net assets (%)	1.10 (d)	1.21	0.96	0.50	0.86	0.97
Portfolio turnover rate (%)	19 (c)	17	22	36	34	19
Net assets, end of period (in millions)	$179.1	$186.2	$161.9	$206.8	$189.3	$166.0

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements).
See accompanying notes to financial statements.
BHFTII-299

Brighthouse Funds Trust II
MetLife Stock Index Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—98.8% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 1.8%
Axon Enterprise, Inc. (a)	12,227	$3,597,672
Boeing Co. (a)	99,463	18,103,261
General Dynamics Corp.	39,188	11,370,006
General Electric Co.	188,672	29,993,188
Howmet Aerospace, Inc.	66,838	5,188,634
Huntington Ingalls Industries, Inc.	6,797	1,674,305
L3Harris Technologies, Inc.	32,694	7,342,419
Lockheed Martin Corp.	36,808	17,193,017
Northrop Grumman Corp.	23,978	10,453,209
RTX Corp.	229,161	23,005,473
Textron, Inc.	32,869	2,822,132
TransDigm Group, Inc.	9,646	12,323,826
		143,067,142
Air Freight & Logistics — 0.4%
CH Robinson Worldwide, Inc. (b)	20,183	1,778,526
Expeditors International of Washington, Inc.	24,347	3,038,262
FedEx Corp.	39,023	11,700,656
United Parcel Service, Inc. - Class B	125,723	17,205,193
		33,722,637
Automobile Components — 0.1%
Aptiv PLC (a)	46,894	3,302,275
BorgWarner, Inc.	39,271	1,266,097
		4,568,372
Automobiles — 1.4%
Ford Motor Co.	675,930	8,476,162
General Motors Co.	196,662	9,136,917
Tesla, Inc. (a) (b)	478,246	94,635,318
		112,248,397
Banks — 3.2%
Bank of America Corp.	1,172,729	46,639,432
Citigroup, Inc.	328,777	20,864,189
Citizens Financial Group, Inc. (b)	78,429	2,825,797
Fifth Third Bancorp (b)	117,906	4,302,390
Huntington Bancshares, Inc. (b)	249,801	3,292,377
JPMorgan Chase & Co.	494,977	100,114,048
KeyCorp	162,516	2,309,352
M&T Bank Corp.	28,759	4,352,962
PNC Financial Services Group, Inc.	68,585	10,663,596
Regions Financial Corp.	157,857	3,163,454
Truist Financial Corp.	230,642	8,960,442
U.S. Bancorp	268,970	10,678,109
Wells Fargo & Co.	600,921	35,688,698
		253,854,846
Beverages — 1.3%
Brown-Forman Corp. - Class B (b)	30,856	1,332,671
Coca-Cola Co.	668,289	42,536,595
Constellation Brands, Inc. - Class A	27,751	7,139,777
Keurig Dr Pepper, Inc.	179,914	6,009,128
Molson Coors Beverage Co. - Class B (b)	31,342	1,593,114
Monster Beverage Corp. (a)	122,257	6,106,737
Security Description	Shares	Value
Beverages—(Continued)
PepsiCo, Inc.	236,966	$39,082,802
		103,800,824
Biotechnology — 1.9%
AbbVie, Inc.	304,375	52,206,400
Amgen, Inc.	92,463	28,890,064
Biogen, Inc. (a)	25,096	5,817,755
Gilead Sciences, Inc.	214,742	14,733,449
Incyte Corp. (a) (b)	27,403	1,661,170
Moderna, Inc. (a) (b)	57,470	6,824,562
Regeneron Pharmaceuticals, Inc. (a)	18,283	19,215,981
Vertex Pharmaceuticals, Inc. (a)	44,480	20,848,666
		150,198,047
Broadline Retail — 3.9%
Amazon.com, Inc. (a)	1,578,497	305,044,545
eBay, Inc. (b)	87,217	4,685,297
Etsy, Inc. (a)	20,155	1,188,742
		310,918,584
Building Products — 0.5%
A O Smith Corp.	20,819	1,702,578
Allegion PLC (b)	15,071	1,780,639
Builders FirstSource, Inc. (a)	21,038	2,911,870
Carrier Global Corp.	144,432	9,110,771
Johnson Controls International PLC	116,118	7,718,363
Masco Corp.	37,962	2,530,926
Trane Technologies PLC	39,015	12,833,204
		38,588,351
Capital Markets — 2.8%
Ameriprise Financial, Inc.	17,120	7,313,493
Bank of New York Mellon Corp.	128,897	7,719,641
BlackRock, Inc.	24,077	18,956,304
Blackstone, Inc. (b)	123,180	15,249,684
Cboe Global Markets, Inc.	18,125	3,082,337
Charles Schwab Corp.	257,327	18,962,427
CME Group, Inc.	62,062	12,201,389
FactSet Research Systems, Inc. (b)	6,570	2,682,334
Franklin Resources, Inc. (b)	51,687	1,155,204
Goldman Sachs Group, Inc.	55,582	25,140,850
Intercontinental Exchange, Inc.	98,866	13,533,767
Invesco Ltd.	77,535	1,159,924
KKR & Co., Inc.	114,718	12,072,922
MarketAxess Holdings, Inc.	6,532	1,309,862
Moody's Corp. (b)	27,068	11,393,733
Morgan Stanley	215,694	20,963,300
MSCI, Inc.	13,656	6,578,778
Nasdaq, Inc.	65,587	3,952,273
Northern Trust Corp.	35,264	2,961,471
Raymond James Financial, Inc.	32,154	3,974,556
S&P Global, Inc.	55,174	24,607,604
State Street Corp.	51,926	3,842,524
T. Rowe Price Group, Inc.	38,489	4,438,166
		223,252,543
See accompanying notes to financial statements.
BHFTII-300

Brighthouse Funds Trust II
MetLife Stock Index Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Chemicals — 1.4%
Air Products & Chemicals, Inc.	38,318	$9,887,960
Albemarle Corp. (b)	20,257	1,934,949
Celanese Corp. (b)	17,319	2,336,160
CF Industries Holdings, Inc.	31,505	2,335,150
Corteva, Inc.	120,134	6,480,028
Dow, Inc.	121,208	6,430,084
DuPont de Nemours, Inc.	72,066	5,800,592
Eastman Chemical Co.	20,278	1,986,636
Ecolab, Inc.	43,808	10,426,304
FMC Corp. (b)	21,514	1,238,131
International Flavors & Fragrances, Inc.	44,013	4,190,478
Linde PLC	82,859	36,359,358
LyondellBasell Industries NV - Class A	44,339	4,241,469
Mosaic Co.	55,397	1,600,973
PPG Industries, Inc.	40,568	5,107,105
Sherwin-Williams Co.	40,207	11,998,975
		112,354,352
Commercial Services & Supplies — 0.6%
Cintas Corp.	14,866	10,410,065
Copart, Inc. (a)	150,808	8,167,761
Republic Services, Inc.	35,284	6,857,093
Rollins, Inc.	48,409	2,361,875
Veralto Corp.	37,867	3,615,162
Waste Management, Inc.	62,911	13,421,433
		44,833,389
Communications Equipment — 0.8%
Arista Networks, Inc. (a)	43,751	15,333,851
Cisco Systems, Inc.	697,941	33,159,177
F5, Inc. (a)	10,102	1,739,868
Juniper Networks, Inc.	56,016	2,042,343
Motorola Solutions, Inc.	28,748	11,098,165
		63,373,404
Construction & Engineering — 0.1%
Quanta Services, Inc. (b)	25,232	6,411,199
Construction Materials — 0.1%
Martin Marietta Materials, Inc.	10,625	5,756,625
Vulcan Materials Co.	22,796	5,668,909
		11,425,534
Consumer Finance — 0.5%
American Express Co.	97,947	22,679,628
Capital One Financial Corp.	65,861	9,118,456
Discover Financial Services	43,194	5,650,207
Synchrony Financial	69,212	3,266,114
		40,714,405
Consumer Staples Distribution & Retail — 1.9%
Costco Wholesale Corp.	76,445	64,977,486
Dollar General Corp.	37,863	5,006,624
Dollar Tree, Inc. (a)	35,719	3,813,718
Kroger Co.	115,379	5,760,873
Security Description	Shares	Value
Consumer Staples Distribution & Retail—(Continued)
Sysco Corp. (b)	85,835	$6,127,761
Target Corp.	79,741	11,804,858
Walgreens Boots Alliance, Inc. (b)	123,422	1,492,789
Walmart, Inc.	736,293	49,854,399
		148,838,508
Containers & Packaging — 0.2%
Amcor PLC	249,127	2,436,462
Avery Dennison Corp.	13,884	3,035,737
Ball Corp.	53,498	3,210,950
International Paper Co.	59,868	2,583,304
Packaging Corp. of America	15,365	2,805,034
Westrock Co.	44,495	2,236,319
		16,307,806
Distributors — 0.1%
Genuine Parts Co. (b)	24,010	3,321,063
LKQ Corp.	45,983	1,912,433
Pool Corp. (b)	6,607	2,030,529
		7,264,025
Diversified Telecommunication Services — 0.7%
AT&T, Inc. (b)	1,235,891	23,617,877
Verizon Communications, Inc.	725,531	29,920,898
		53,538,775
Electric Utilities — 1.5%
Alliant Energy Corp.	44,190	2,249,271
American Electric Power Co., Inc.	90,857	7,971,793
Constellation Energy Corp.	54,336	10,881,871
Duke Energy Corp.	133,026	13,333,196
Edison International	66,318	4,762,296
Entergy Corp.	36,806	3,938,242
Evergy, Inc.	39,631	2,099,254
Eversource Energy	60,716	3,443,204
Exelon Corp.	172,370	5,965,726
FirstEnergy Corp.	89,279	3,416,707
NextEra Energy, Inc.	354,131	25,076,016
NRG Energy, Inc.	35,934	2,797,821
PG&E Corp.	368,351	6,431,408
Pinnacle West Capital Corp. (b)	19,573	1,494,986
PPL Corp.	127,161	3,516,002
Southern Co.	188,469	14,619,540
Xcel Energy, Inc.	95,773	5,115,236
		117,112,569
Electrical Equipment — 0.7%
AMETEK, Inc.	39,897	6,651,229
Eaton Corp. PLC	68,912	21,607,357
Emerson Electric Co.	98,610	10,862,878
GE Vernova, Inc. (a)	47,243	8,102,647
Generac Holdings, Inc. (a)	10,447	1,381,302
Hubbell, Inc. (b)	9,254	3,382,152
Rockwell Automation, Inc. (b)	19,650	5,409,252
		57,396,817
See accompanying notes to financial statements.
BHFTII-301

Brighthouse Funds Trust II
MetLife Stock Index Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp. - Class A	207,047	$13,948,756
CDW Corp. (b)	23,165	5,185,254
Corning, Inc.	132,886	5,162,621
Jabil, Inc. (b)	20,786	2,261,309
Keysight Technologies, Inc. (a)	30,087	4,114,397
TE Connectivity Ltd.	52,783	7,940,147
Teledyne Technologies, Inc. (a)	8,174	3,171,348
Trimble, Inc. (a)	42,093	2,353,841
Zebra Technologies Corp. - Class A (a)	8,863	2,738,047
		46,875,720
Energy Equipment & Services — 0.3%
Baker Hughes Co.	172,020	6,049,943
Halliburton Co.	152,595	5,154,659
Schlumberger NV	246,369	11,623,690
		22,828,292
Entertainment — 1.2%
Electronic Arts, Inc.	41,934	5,842,664
Live Nation Entertainment, Inc. (a)	24,552	2,301,505
Netflix, Inc. (a)	74,273	50,125,362
Take-Two Interactive Software, Inc. (a)	27,370	4,255,761
Walt Disney Co.	314,230	31,199,897
Warner Bros Discovery, Inc. (a) (b)	384,338	2,859,475
		96,584,664
Financial Services — 3.8%
Berkshire Hathaway, Inc. - Class B (a)	312,045	126,939,906
Corpay, Inc. (a)	12,112	3,226,758
Fidelity National Information Services, Inc.	95,878	7,225,366
Fiserv, Inc. (a)	100,851	15,030,833
Global Payments, Inc.	43,996	4,254,413
Jack Henry & Associates, Inc.	12,565	2,086,042
Mastercard, Inc. - Class A	141,512	62,429,434
PayPal Holdings, Inc. (a)	180,302	10,462,925
Visa, Inc. - Class A (b)	271,330	71,215,985
		302,871,662
Food Products — 0.7%
Archer-Daniels-Midland Co.	85,224	5,151,791
Bunge Global SA	24,406	2,605,829
Campbell Soup Co. (b)	33,912	1,532,483
Conagra Brands, Inc.	82,401	2,341,836
General Mills, Inc. (b)	97,308	6,155,704
Hershey Co. (b)	25,444	4,677,371
Hormel Foods Corp.	50,033	1,525,506
J M Smucker Co.	18,301	1,995,541
Kellanova	45,375	2,617,230
Kraft Heinz Co.	136,047	4,383,434
Lamb Weston Holdings, Inc. (b)	24,888	2,092,583
McCormick & Co., Inc. (Non-Voting Shares)	43,392	3,078,228
Mondelez International, Inc. - Class A	231,204	15,129,990
Tyson Foods, Inc. - Class A	49,299	2,816,945
		56,104,471
Security Description	Shares	Value
Gas Utilities — 0.0%
Atmos Energy Corp.	26,006	$3,033,600
Ground Transportation — 1.0%
CSX Corp.	336,962	11,271,379
J.B. Hunt Transport Services, Inc.	14,052	2,248,320
Norfolk Southern Corp.	38,940	8,360,028
Old Dominion Freight Line, Inc.	30,711	5,423,563
Uber Technologies, Inc. (a)	360,161	26,176,501
Union Pacific Corp.	105,164	23,794,407
		77,274,198
Health Care Equipment & Supplies — 2.3%
Abbott Laboratories (b)	299,853	31,157,725
Align Technology, Inc. (a)	12,068	2,913,577
Baxter International, Inc.	87,834	2,938,047
Becton Dickinson & Co.	49,815	11,642,264
Boston Scientific Corp. (a)	253,408	19,514,950
Cooper Cos., Inc.	34,258	2,990,723
Dexcom, Inc. (a)	68,547	7,771,859
Edwards Lifesciences Corp. (a)	103,867	9,594,195
GE HealthCare Technologies, Inc.	73,171	5,701,484
Hologic, Inc. (a)	40,226	2,986,781
IDEXX Laboratories, Inc. (a)	14,235	6,935,292
Insulet Corp. (a)	12,072	2,436,130
Intuitive Surgical, Inc. (a)	61,139	27,197,684
Medtronic PLC (b)	228,871	18,014,437
ResMed, Inc. (b)	25,321	4,846,946
Solventum Corp. (a)	23,815	1,259,337
STERIS PLC	17,032	3,739,205
Stryker Corp.	58,440	19,884,210
Teleflex, Inc.	8,119	1,707,669
Zimmer Biomet Holdings, Inc. (b)	35,460	3,848,474
		187,080,989
Health Care Providers & Services — 2.4%
Cardinal Health, Inc.	41,982	4,127,670
Cencora, Inc. (b)	28,534	6,428,710
Centene Corp. (a)	91,984	6,098,539
Cigna Group	48,965	16,186,360
CVS Health Corp.	216,383	12,779,580
DaVita, Inc. (a)	8,918	1,235,767
Elevance Health, Inc.	40,061	21,707,454
HCA Healthcare, Inc.	33,407	10,733,001
Henry Schein, Inc. (a)	22,071	1,414,751
Humana, Inc.	20,770	7,760,711
Labcorp Holdings, Inc. (b)	14,529	2,956,797
McKesson Corp.	22,405	13,085,416
Molina Healthcare, Inc. (a)	10,101	3,003,028
Quest Diagnostics, Inc.	19,148	2,620,978
UnitedHealth Group, Inc.	158,643	80,790,534
Universal Health Services, Inc. - Class B	10,286	1,902,190
		192,831,486
Health Care REITs — 0.2%
Alexandria Real Estate Equities, Inc.	27,129	3,173,279
Healthpeak Properties, Inc.	121,307	2,377,617
See accompanying notes to financial statements.
BHFTII-302

Brighthouse Funds Trust II
MetLife Stock Index Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Health Care REITs—(Continued)
Ventas, Inc.	69,769	$3,576,359
Welltower, Inc.	103,060	10,744,005
		19,871,260
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.	121,525	2,185,019
Hotels, Restaurants & Leisure — 1.9%
Airbnb, Inc. - Class A (a)	76,099	11,538,891
Booking Holdings, Inc.	5,848	23,166,852
Caesars Entertainment, Inc. (a)	37,302	1,482,381
Carnival Corp. (a) (b)	174,104	3,259,227
Chipotle Mexican Grill, Inc. (a)	236,750	14,832,388
Darden Restaurants, Inc. (b)	20,573	3,113,106
Domino's Pizza, Inc.	6,012	3,104,176
Expedia Group, Inc. (a)	21,881	2,756,787
Hilton Worldwide Holdings, Inc.	43,099	9,404,202
Las Vegas Sands Corp.	62,924	2,784,387
Marriott International, Inc. - Class A	41,354	9,998,157
McDonald's Corp.	124,221	31,656,480
MGM Resorts International (a)	43,254	1,922,208
Norwegian Cruise Line Holdings Ltd. (a) (b)	73,952	1,389,558
Royal Caribbean Cruises Ltd. (a) (b)	40,809	6,506,179
Starbucks Corp.	195,238	15,199,278
Wynn Resorts Ltd.	16,276	1,456,702
Yum! Brands, Inc.	48,543	6,430,006
		150,000,965
Household Durables — 0.3%
DR Horton, Inc.	51,085	7,199,409
Garmin Ltd.	26,486	4,315,099
Lennar Corp. - Class A (b)	42,206	6,325,413
Mohawk Industries, Inc. (a)	9,136	1,037,758
NVR, Inc. (a)	540	4,097,823
PulteGroup, Inc.	36,255	3,991,676
		26,967,178
Household Products — 1.2%
Church & Dwight Co., Inc.	42,147	4,369,801
Clorox Co.	21,405	2,921,140
Colgate-Palmolive Co.	141,416	13,723,009
Kimberly-Clark Corp.	58,037	8,020,713
Procter & Gamble Co.	406,806	67,090,446
		96,125,109
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	122,494	2,152,220
Vistra Corp.	56,296	4,840,330
		6,992,550
Industrial Conglomerates — 0.4%
3M Co.	95,380	9,746,882
Honeywell International, Inc.	112,242	23,968,157
		33,715,039
Security Description	Shares	Value
Industrial REITs — 0.2%
Prologis, Inc.	159,583	$17,922,767
Insurance — 2.0%
Aflac, Inc.	89,127	7,959,932
Allstate Corp.	45,489	7,262,774
American International Group, Inc.	114,393	8,492,536
Aon PLC - Class A (b)	37,478	11,002,791
Arch Capital Group Ltd. (a)	64,459	6,503,269
Arthur J Gallagher & Co.	37,662	9,766,133
Assurant, Inc. (b)	8,960	1,489,600
Brown & Brown, Inc.	40,808	3,648,643
Chubb Ltd.	69,991	17,853,304
Cincinnati Financial Corp.	26,985	3,186,929
Everest Group Ltd.	7,491	2,854,221
Globe Life, Inc.	14,472	1,190,756
Hartford Financial Services Group, Inc.	50,978	5,125,328
Loews Corp.	31,293	2,338,839
Marsh & McLennan Cos., Inc.	84,929	17,896,239
MetLife, Inc. (c)	102,961	7,226,833
Principal Financial Group, Inc.	37,167	2,915,751
Progressive Corp. (b)	100,954	20,969,155
Prudential Financial, Inc.	61,879	7,251,600
Travelers Cos., Inc.	39,470	8,025,830
W.R. Berkley Corp.	34,813	2,735,606
Willis Towers Watson PLC (b)	17,622	4,619,431
		160,315,500
Interactive Media & Services — 6.6%
Alphabet, Inc. - Class A	1,012,477	184,422,686
Alphabet, Inc. - Class C (d)	842,315	154,497,417
Match Group, Inc. (a)	45,792	1,391,161
Meta Platforms, Inc. - Class A	377,731	190,459,525
		530,770,789
IT Services — 1.0%
Accenture PLC - Class A	108,371	32,880,845
Akamai Technologies, Inc. (a)	26,254	2,364,961
Cognizant Technology Solutions Corp. - Class A	85,700	5,827,600
EPAM Systems, Inc. (a)	9,992	1,879,595
Gartner, Inc. (a) (b)	13,381	6,008,872
GoDaddy, Inc. - Class A (a)	24,293	3,393,975
International Business Machines Corp.	158,335	27,384,038
VeriSign, Inc. (a)	14,935	2,655,443
		82,395,329
Leisure Products — 0.0%
Hasbro, Inc.	22,556	1,319,526
Life Sciences Tools & Services — 1.2%
Agilent Technologies, Inc.	50,512	6,547,871
Bio-Rad Laboratories, Inc. - Class A (a) (b)	3,516	960,255
Bio-Techne Corp.	27,162	1,946,157
Charles River Laboratories International, Inc. (a) (b)	8,879	1,834,224
Danaher Corp.	113,625	28,389,206
IQVIA Holdings, Inc. (a)	31,405	6,640,273
Mettler-Toledo International, Inc. (a)	3,682	5,145,926
See accompanying notes to financial statements.
BHFTII-303

Brighthouse Funds Trust II
MetLife Stock Index Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Life Sciences Tools & Services—(Continued)
Revvity, Inc. (b)	21,268	$2,230,163
Thermo Fisher Scientific, Inc.	65,795	36,384,635
Waters Corp. (a) (b)	10,225	2,966,477
West Pharmaceutical Services, Inc.	12,556	4,135,821
		97,181,008
Machinery — 1.6%
Caterpillar, Inc. (b)	84,296	28,078,998
Cummins, Inc.	23,576	6,528,902
Deere & Co.	44,621	16,671,744
Dover Corp.	23,688	4,274,500
Fortive Corp.	60,677	4,496,166
IDEX Corp.	13,047	2,625,056
Illinois Tool Works, Inc. (b)	46,805	11,090,913
Ingersoll Rand, Inc. (b)	69,537	6,316,741
Nordson Corp.	9,365	2,172,118
Otis Worldwide Corp.	69,691	6,708,456
PACCAR, Inc.	90,344	9,300,011
Parker-Hannifin Corp.	22,156	11,206,726
Pentair PLC (b)	28,617	2,194,065
Snap-on, Inc.	9,087	2,375,251
Stanley Black & Decker, Inc. (b)	26,523	2,118,922
Westinghouse Air Brake Technologies Corp.	30,402	4,805,036
Xylem, Inc.	41,789	5,667,842
		126,631,447
Media — 0.5%
Charter Communications, Inc. - Class A (a) (b)	16,882	5,047,043
Comcast Corp. - Class A	674,671	26,420,116
Fox Corp. - Class A	39,842	1,369,370
Fox Corp. - Class B	22,739	728,103
Interpublic Group of Cos., Inc. (b)	65,055	1,892,450
News Corp. - Class A	65,361	1,802,003
News Corp. - Class B (b)	19,720	559,851
Omnicom Group, Inc.	33,755	3,027,823
Paramount Global - Class B	85,211	885,342
		41,732,101
Metals & Mining — 0.4%
Freeport-McMoRan, Inc.	247,601	12,033,409
Newmont Corp. (b)	198,761	8,322,123
Nucor Corp.	41,326	6,532,814
Steel Dynamics, Inc.	25,459	3,296,940
		30,185,286
Multi-Utilities — 0.6%
Ameren Corp.	45,964	3,268,500
CenterPoint Energy, Inc.	110,266	3,416,041
CMS Energy Corp.	51,474	3,064,247
Consolidated Edison, Inc.	59,610	5,330,326
Dominion Energy, Inc. (b)	144,478	7,079,422
DTE Energy Co.	35,668	3,959,505
NiSource, Inc.	77,272	2,226,206
Public Service Enterprise Group, Inc.	85,851	6,327,219
Sempra	109,081	8,296,701
Security Description	Shares	Value
Multi-Utilities—(Continued)
WEC Energy Group, Inc.	54,437	$4,271,127
		47,239,294
Office REITs — 0.0%
Boston Properties, Inc. (b)	24,905	1,533,152
Oil, Gas & Consumable Fuels — 3.3%
APA Corp. (b)	62,061	1,827,076
Chevron Corp.	295,427	46,210,691
ConocoPhillips	201,587	23,057,521
Coterra Energy, Inc.	128,280	3,421,228
Devon Energy Corp.	108,935	5,163,519
Diamondback Energy, Inc.	30,740	6,153,841
EOG Resources, Inc.	99,060	12,468,682
EQT Corp. (b)	76,115	2,814,733
Exxon Mobil Corp.	773,220	89,013,086
Hess Corp.	47,638	7,027,558
Kinder Morgan, Inc.	332,815	6,613,034
Marathon Oil Corp.	97,220	2,787,297
Marathon Petroleum Corp.	60,729	10,535,267
Occidental Petroleum Corp. (b)	114,619	7,224,436
ONEOK, Inc.	100,600	8,203,930
Phillips 66	73,074	10,315,857
Targa Resources Corp.	38,216	4,921,456
Valero Energy Corp.	56,362	8,835,307
Williams Cos., Inc.	210,071	8,928,017
		265,522,536
Passenger Airlines — 0.2%
American Airlines Group, Inc. (a) (b)	113,087	1,281,276
Delta Air Lines, Inc.	111,229	5,276,704
Southwest Airlines Co. (b)	103,153	2,951,207
United Airlines Holdings, Inc. (a)	56,674	2,757,757
		12,266,944
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. - Class A	40,165	4,273,556
Kenvue, Inc.	330,048	6,000,273
		10,273,829
Pharmaceuticals — 3.7%
Bristol-Myers Squibb Co.	349,402	14,510,665
Catalent, Inc. (a)	31,194	1,754,039
Eli Lilly & Co.	137,607	124,586,626
Johnson & Johnson	414,829	60,631,407
Merck & Co., Inc.	436,569	54,047,242
Pfizer, Inc.	976,727	27,328,821
Viatris, Inc.	205,231	2,181,605
Zoetis, Inc.	78,649	13,634,591
		298,674,996
Professional Services — 0.6%
Automatic Data Processing, Inc.	70,548	16,839,102
Broadridge Financial Solutions, Inc.	20,370	4,012,890
Dayforce, Inc. (a) (b)	27,216	1,349,914
See accompanying notes to financial statements.
BHFTII-304

Brighthouse Funds Trust II
MetLife Stock Index Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Professional Services—(Continued)
Equifax, Inc. (b)	21,306	$5,165,853
Jacobs Solutions, Inc.	21,582	3,015,221
Leidos Holdings, Inc.	23,305	3,399,733
Paychex, Inc. (b)	55,220	6,546,883
Paycom Software, Inc. (b)	8,286	1,185,229
Verisk Analytics, Inc.	24,592	6,628,774
		48,143,599
Real Estate Management & Development — 0.1%
CBRE Group, Inc. - Class A (a)	51,986	4,632,472
CoStar Group, Inc. (a)	70,384	5,218,270
		9,850,742
Residential REITs — 0.3%
AvalonBay Communities, Inc.	24,474	5,063,426
Camden Property Trust (b)	18,362	2,003,478
Equity Residential	59,442	4,121,708
Essex Property Trust, Inc.	11,067	3,012,437
Invitation Homes, Inc.	99,245	3,561,903
Mid-America Apartment Communities, Inc.	20,136	2,871,595
UDR, Inc.	52,220	2,148,853
		22,783,400
Retail REITs — 0.3%
Federal Realty Investment Trust	12,868	1,299,282
Kimco Realty Corp.	115,032	2,238,523
Realty Income Corp. (b)	150,091	7,927,806
Regency Centers Corp.	28,346	1,763,121
Simon Property Group, Inc. (b)	56,180	8,528,124
		21,756,856
Semiconductors & Semiconductor Equipment — 11.9%
Advanced Micro Devices, Inc. (a)	278,597	45,191,219
Analog Devices, Inc.	85,477	19,510,980
Applied Materials, Inc.	143,218	33,798,016
Broadcom, Inc.	75,086	120,552,826
Enphase Energy, Inc. (a)	23,452	2,338,399
First Solar, Inc. (a)	18,450	4,159,737
Intel Corp.	733,761	22,724,578
KLA Corp.	23,208	19,135,228
Lam Research Corp.	22,536	23,997,460
Microchip Technology, Inc.	93,144	8,522,676
Micron Technology, Inc.	190,872	25,105,394
Monolithic Power Systems, Inc.	8,390	6,893,895
NVIDIA Corp.	4,239,913	523,798,852
NXP Semiconductors NV	44,071	11,859,065
ON Semiconductor Corp. (a)	74,157	5,083,462
Qorvo, Inc. (a)	16,641	1,931,022
QUALCOMM, Inc.	192,705	38,382,982
Skyworks Solutions, Inc.	27,655	2,947,470
Teradyne, Inc.	26,908	3,990,187
Texas Instruments, Inc.	156,936	30,528,760
		950,452,208
Security Description	Shares	Value
Software — 10.8%
Adobe, Inc. (a) (b)	77,220	$42,898,799
ANSYS, Inc. (a)	15,048	4,837,932
Autodesk, Inc. (a)	36,871	9,123,729
Cadence Design Systems, Inc. (a)	46,907	14,435,629
Crowdstrike Holdings, Inc. - Class A (a)	39,760	15,235,634
Fair Isaac Corp. (a)	4,260	6,341,692
Fortinet, Inc. (a)	109,291	6,586,969
Gen Digital, Inc.	94,975	2,372,475
Intuit, Inc.	48,259	31,716,297
Microsoft Corp.	1,281,076	572,576,918
Oracle Corp.	274,774	38,798,089
Palo Alto Networks, Inc. (a)	55,691	18,879,806
PTC, Inc. (a) (b)	20,639	3,749,487
Roper Technologies, Inc. (b)	18,451	10,400,091
Salesforce, Inc.	167,410	43,041,111
ServiceNow, Inc. (a)	35,335	27,796,984
Synopsys, Inc. (a)	26,294	15,646,508
Tyler Technologies, Inc. (a)	7,318	3,679,344
		868,117,494
Specialized REITs — 0.9%
American Tower Corp.	80,490	15,645,646
Crown Castle, Inc.	74,896	7,317,339
Digital Realty Trust, Inc.	55,933	8,504,613
Equinix, Inc.	16,359	12,377,219
Extra Space Storage, Inc. (b)	36,494	5,671,533
Iron Mountain, Inc. (b)	50,526	4,528,140
Public Storage	27,260	7,841,339
SBA Communications Corp.	18,519	3,635,280
VICI Properties, Inc.	179,808	5,149,701
Weyerhaeuser Co.	125,657	3,567,402
		74,238,212
Specialty Retail — 1.8%
AutoZone, Inc. (a)	2,983	8,841,910
Bath & Body Works, Inc.	38,552	1,505,456
Best Buy Co., Inc.	33,189	2,797,501
CarMax, Inc. (a) (b)	27,128	1,989,568
Home Depot, Inc.	170,820	58,803,077
Lowe's Cos., Inc.	98,626	21,743,088
O'Reilly Automotive, Inc. (a)	10,152	10,721,121
Ross Stores, Inc.	57,795	8,398,769
TJX Cos., Inc.	195,204	21,491,960
Tractor Supply Co.	18,583	5,017,410
Ulta Beauty, Inc. (a)	8,262	3,188,058
		144,497,918
Technology Hardware, Storage & Peripherals — 6.9%
Apple, Inc.	2,484,488	523,282,863
Hewlett Packard Enterprise Co.	224,075	4,743,668
HP, Inc.	148,759	5,209,540
NetApp, Inc.	35,572	4,581,674
Seagate Technology Holdings PLC	33,661	3,476,171
Super Micro Computer, Inc. (a)	8,680	7,111,958
See accompanying notes to financial statements.
BHFTII-305

Brighthouse Funds Trust II
MetLife Stock Index Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—(Continued)
Security Description	Shares/ Principal Amount*	Value
Technology Hardware, Storage & Peripherals—(Continued)
Western Digital Corp. (a)	56,281	$4,264,411
		552,670,285
Textiles, Apparel & Luxury Goods — 0.4%
Deckers Outdoor Corp. (a)	4,425	4,283,179
Lululemon Athletica, Inc. (a)	19,750	5,899,325
NIKE, Inc. - Class B	208,814	15,738,311
Ralph Lauren Corp. (b)	6,729	1,177,979
Tapestry, Inc.	39,605	1,694,698
		28,793,492
Tobacco — 0.5%
Altria Group, Inc.	296,060	13,485,533
Philip Morris International, Inc.	267,952	27,151,576
		40,637,109
Trading Companies & Distributors — 0.3%
Fastenal Co.	98,687	6,201,491
United Rentals, Inc. (b)	11,478	7,423,167
WW Grainger, Inc. (b)	7,538	6,801,085
		20,425,743
Water Utilities — 0.1%
American Water Works Co., Inc.	33,580	4,337,193
Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc.	88,874	15,657,821
Total Common Stocks (Cost $2,476,028,472)		7,901,459,304

Mutual Funds—0.8%
Investment Company Securities — 0.8%
SPDR S&P 500 ETF Trust (b) (Cost $65,148,426)	123,000	66,939,060

Short-Term Investments—0.4%
U.S. Treasury—0.4%
U.S. Treasury Bills
5.075%, 07/23/24 (e)	24,090,000	24,012,711
5.098%, 07/23/24 (e)	5,650,000	5,631,873
Total Short-Term Investments (Cost $29,645,112)		29,644,584

Securities Lending Reinvestments (f)—2.9%
Certificates of Deposit—0.6%
Bank of Montreal
5.540%, SOFR + 0.200%, 12/17/24 (g)	2,000,000	2,000,000
5.640%, SOFR + 0.300%, 03/04/25 (g)	1,000,000	1,000,005
5.890%, SOFR + 0.550%, 11/08/24 (g)	2,000,000	2,002,702
Bank of Nova Scotia
5.640%, SOFR + 0.300%, 03/13/25 (g)	1,000,000	999,999
Security Description	Principal Amount*	Value
Certificates of Deposit—(Continued)
Bank of Nova Scotia
5.650%, SOFR + 0.310%, 03/19/25 (g)	2,000,000	$1,999,992
Commonwealth Bank of Australia
5.510%, SOFR + 0.170%, 12/20/24 (g)	1,000,000	1,000,045
Credit Agricole Corp. & Investment Bank
5.500%, 12/10/24	1,100,000	1,100,221
Credit Industriel et Commercial
Zero Coupon, 11/18/24	1,000,000	978,840
Mitsubishi UFJ Trust & Banking Corp.
Zero Coupon, 07/29/24	1,000,000	995,370
Zero Coupon, 09/11/24	3,000,000	2,966,400
Zero Coupon, 09/13/24	1,000,000	988,500
5.570%, SOFR + 0.240%, 07/11/24 (g)	1,000,000	1,000,032
Mizuho Bank Ltd.
5.570%, SOFR + 0.230%, 11/12/24 (g)	3,000,000	3,000,777
MUFG Bank Ltd. (London)
5.510%, SOFR + 0.200%, 09/23/24 (g)	2,000,000	2,000,004
Nordea Bank Abp
5.460%, SOFR + 0.120%, 07/15/24 (g)	2,000,000	2,000,034
5.540%, SOFR + 0.200%, 10/21/24 (g)	3,000,000	3,000,654
Oversea-Chinese Banking Corp. Ltd.
5.460%, SOFR + 0.120%, 07/19/24 (g)	2,000,000	1,999,944
5.540%, SOFR + 0.200%, 10/22/24 (g)	3,000,000	3,000,033
Royal Bank of Canada
5.680%, SOFR + 0.340%, 05/08/25 (g)	1,000,000	1,000,857
5.880%, FEDEFF PRV + 0.550%, 09/20/24 (g)	5,000,000	5,003,860
Toronto-Dominion Bank
5.680%, SOFR + 0.340%, 05/09/25 (g)	1,000,000	1,000,017
Westpac Banking Corp.
5.670%, SOFR + 0.330%, 04/28/25 (g)	1,000,000	1,000,327
5.890%, SOFR + 0.550%, 10/11/24 (g)	5,000,000	5,005,035
		45,043,648
Commercial Paper—0.1%
Australia & New Zealand Banking Group, Ltd.
5.520%, SOFR + 0.180%, 12/17/24 (g)	5,000,000	4,998,995
ING U.S. Funding LLC
5.570%, SOFR + 0.230%, 11/20/24 (g)	1,000,000	1,000,196
Oversea-Chinese Banking Corp. Ltd.
5.490%, SOFR + 0.150%, 09/13/24 (g)	1,500,000	1,499,915
		7,499,106
Repurchase Agreements—2.0%
Bank of Montreal
Repurchase Agreement dated 06/28/24 at 5.460%, due on 07/01/24 with a maturity value of $5,002,275; collateralized by U.S. Treasury Obligations with rates ranging from 0.750% - 5.555%, maturity dates ranging from 01/31/26 - 11/15/53, and various Common Stock with an aggregate market value of $5,299,891	5,000,000	5,000,000
Bank of Nova Scotia
Repurchase Agreement dated 06/28/24 at 5.450%, due on 07/01/24 with a maturity value of $27,012,263; collateralized by various Common Stock with an aggregate market value of $30,108,719	27,000,000	27,000,000
See accompanying notes to financial statements.
BHFTII-306

Brighthouse Funds Trust II
MetLife Stock Index Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Securities Lending Reinvestments (f)—(Continued)
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
Bank of Nova Scotia
Repurchase Agreement dated 06/28/24 at 5.480%, due on 07/01/24 with a maturity value of $5,302,420; collateralized by various Common Stock with an aggregate market value of $5,910,230	5,300,000	$5,300,000
Barclays Bank PLC
Repurchase Agreement dated 06/28/24 at 5.670%, due on 10/01/24 with a maturity value of $10,149,625; collateralized by various Common Stock with an aggregate market value of $11,144,143	10,000,000	10,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 06/28/24 at 5.870%, due on 12/30/24 with a maturity value of $20,603,306; collateralized by various Common Stock with an aggregate market value of $22,000,002	20,000,000	20,000,000
National Bank of Canada
Repurchase Agreement dated 06/28/24 at 5.450%,due on 07/05/24, with a maturity value of $10,010,597; collateralized by various Common Stock with an aggregate market value of $11,154,846	10,000,000	10,000,000
Repurchase Agreement dated 06/28/24 at 5.470%, due on 07/01/24 with a maturity value of $5,002,279; collateralized by various Common Stock with an aggregate market value of $5,577,503	5,000,000	5,000,000
NatWest Markets Securities, Inc.
Repurchase Agreement dated 06/28/24 at 5.310%, due on 07/01/24 with a maturity value of $18,510,145; collateralized by U.S. Treasury Obligations with rates ranging from 0.875% - 4.875%, maturity dates ranging from 12/31/25 - 11/15/30, and an aggregate market value of $18,880,361	18,501,957	18,501,957
NBC Global Finance Ltd.
Repurchase Agreement dated 06/28/24 at 5.490%, due on 07/01/24 with a maturity value of $17,007,778; collateralized by various Common Stock with an aggregate market value of $18,963,574	17,000,000	17,000,000
Societe Generale
Repurchase Agreement dated 06/28/24 at 5.420%, due on 07/01/24 with a maturity value of $5,002,258; collateralized by various Common Stock with an aggregate market value of $5,565,637	5,000,000	5,000,000
Repurchase Agreement dated 06/28/24 at 5.460%, due on 07/03/24 with a maturity value of $15,011,375; collateralized by various Common Stock with an aggregate market value of $16,696,911	15,000,000	15,000,000
TD Prime Services LLC
Repurchase Agreement dated 06/28/24 at 5.420%,due on 07/01/24, with a maturity value of $26,511,969; collateralized by various Common Stock with an aggregate market value of $29,163,167	26,500,000	26,500,000
		164,301,957
Security Description	Principal Amount*/ Shares	Value
Time Deposit—0.1%
National Bank of Canada
5.390%, OBFR + 0.070%, 07/05/24 (g)	5,000,000	$5,000,000

Mutual Funds—0.1%
BlackRock Liquidity Funds FedFund, Institutional Shares, 5.200% (h)	2,000,000	2,000,000
Fidelity Investments Money Market Government Portfolio, Class I, 5.210% (h)	1,000,000	1,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.220% (h)	1,000,000	1,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares, 5.220% (h)	5,000,000	5,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.250% (h)	1,000,000	1,000,000
STIT-Government & Agency Portfolio, Institutional Class, 5.230% (h)	1,000,000	1,000,000
		11,000,000
Total Securities Lending Reinvestments (Cost $232,833,493)		232,844,711
Total Investments—102.9% (Cost $2,803,655,503)		8,230,887,659
Other assets and liabilities (net)—(2.9)%		(230,892,841)
Net Assets—100.0%		$7,999,994,818

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of June 30, 2024, the market value of securities loaned was $247,092,934 and the collateral received consisted of cash in the amount of $232,793,295 and non-cash collateral with a value of $20,431,640. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and
Liabilities.

(c)	Affiliated Issuer. (See below for a summary of transactions in securities of affiliated issuers.)
(d)	All or a portion of the security was pledged as collateral against open futures contracts. As of June 30, 2024, the market value of securities pledged was $22,010,400.
(e)	The rate shown represents current yield to maturity.
(f)	Represents investment of cash collateral received from securities on loan as of June 30, 2024.
(g)
Variable or floating rate security. The stated rate represents the rate at June 30, 2024. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(h)	The rate shown represents the annualized seven-day yield as of June 30, 2024.
See accompanying notes to financial statements.
BHFTII-307

Brighthouse Funds Trust II
MetLife Stock Index Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Transactions in Securities of Affiliated Issuers
A summary of the Portfolio’s transactions in the securities of affiliated issuers during the six months ended June 30, 2024 is as follows:
Security Description	Market Value December 31, 2023	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of June 30, 2024
MetLife, Inc.	$7,583,458	$(834,721)	$360,788	$117,308	$7,226,833

Security Description	Income earned from affiliates during the period	Number of shares held at June 30, 2024
MetLife, Inc.	$117,248	102,961
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2024 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$567,733,193	$0	$1,072,333,683
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2024
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(224,152,045)	$—	$—	$—	$(224,152,045)
Mutual Funds	(8,641,250)	—	—	—	(8,641,250)
Total Borrowings	$(232,793,295)	$—	$—	$—	$(232,793,295)
Gross amount of recognized liabilities for securities lending transactions					$(232,793,295)
Investments in Derivative Instruments
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini Future	09/20/24	111	USD	30,644,325	$158,808
Effects of Derivative Instruments on the Financial Statements
The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2024 by category of risk exposure:
	Asset Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value
Equity	Unrealized appreciation on futures contracts (a)	$158,808

(a)
Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day's variation margin is reported within the Statement of Assets and
Liabilities.

See accompanying notes to financial statements.
BHFTII-308

Brighthouse Funds Trust II
MetLife Stock Index Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
The following tables summarize the effect of derivative instruments on the Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2024:
Statement of Operations Location—Net Realized Gain (Loss)	Equity
Futures contracts	$2,961,528

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Equity
Futures contracts	$(481,143)
For the six months ended June 30, 2024, the average notional par or face amount outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par or Face Amount‡
Futures contracts long	$25,368,350

‡	Averages are based on activity levels during the period for which the amounts are outstanding.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$7,901,459,304	$—	$—	$7,901,459,304
Total Mutual Funds*	66,939,060	—	—	66,939,060
Total Short-Term Investments*	—	29,644,584	—	29,644,584
Securities Lending Reinvestments
Certificates of Deposit	—	45,043,648	—	45,043,648
Commercial Paper	—	7,499,106	—	7,499,106
Repurchase Agreements	—	164,301,957	—	164,301,957
Time Deposit	—	5,000,000	—	5,000,000
Mutual Funds	11,000,000	—	—	11,000,000
Total Securities Lending Reinvestments	11,000,000	221,844,711	—	232,844,711
Total Investments	$7,979,398,364	$251,489,295	$—	$8,230,887,659
Collateral for Securities Loaned (Liability)	$—	$(232,793,295)	$—	$(232,793,295)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$158,808	$—	$—	$158,808

*	See Schedule of Investments for additional detailed categorizations.
Tax Cost Basis
The cost basis of investments for federal income tax purposes at June 30, 2024 was as follows:
Cost basis of investments	$2,901,202,711
Gross unrealized appreciation	5,550,870,214
Gross unrealized (depreciation)	(221,026,458)
Net unrealized appreciation (depreciation)	$5,329,843,756
See accompanying notes to financial statements.
BHFTII-309

Brighthouse Funds Trust II
MetLife Stock Index Portfolio
Statement of Assets and Liabilities

June 30, 2024 (Unaudited)
Assets
Investments at value (a) (b)	$8,223,660,826
Affiliated investments at value (c)	7,226,833
Cash	63,172
Receivable for:
Investments sold	13,059,540
Fund shares sold	325,696
Dividends and interest	4,364,414
Prepaid expenses	61,090
Total Assets	8,248,761,571
Liabilities
Collateral for securities loaned	232,793,295
Payable for:
Fund shares redeemed	13,034,487
Variation margin on futures contracts	135,955
Accrued Expenses:
Management fees	1,546,335
Distribution and service fees	448,879
Deferred trustees’ fees	202,986
Other expenses	604,816
Total Liabilities	248,766,753
Net Assets	$7,999,994,818
Net Assets Consist of:
Paid in surplus	$2,201,181,988
Distributable earnings (Accumulated losses)	5,798,812,830
Net Assets	$7,999,994,818
Net Assets
Class A	$5,725,283,987
Class B	2,087,259,296
Class D	45,316,505
Class E	131,937,273
Class G	10,197,757
Capital Shares Outstanding*
Class A	88,319,884
Class B	34,508,637
Class D	701,639
Class E	2,058,846
Class G	168,662
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$64.82
Class B	60.49
Class D	64.59
Class E	64.08
Class G	60.46

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding affiliated investments, was $2,799,827,900.
(b)	Includes securities loaned at value of $247,092,934.
(c)	Identified cost of affiliated investments was $3,827,603.
Statement of Operations

Six Months Ended June 30, 2024 (Unaudited)
Investment Income
Dividends (a)	$54,357,189
Dividends from affiliated investments	117,248
Interest	526,178
Securities lending income	282,148
Total investment income	55,282,763
Expenses
Management fees	9,623,993
Administration fees	148,984
Custodian and accounting fees	172,391
Distribution and service fees—Class B	2,547,308
Distribution and service fees—Class D	22,126
Distribution and service fees—Class E	96,747
Distribution and service fees—Class G	17,080
Audit and tax services	24,379
Legal	22,509
Trustees’ fees and expenses	35,664
Shareholder reporting	105,637
Insurance	31,262
Miscellaneous	398,404
Total expenses	13,246,484
Less management fee waiver	(490,418)
Net expenses	12,756,066
Net Investment Income	42,526,697
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	424,501,706
Affiliated investments	360,788
Futures contracts	2,961,528
Net realized gain (loss)	427,824,022
Net change in unrealized appreciation (depreciation) on:
Investments	617,270,555
Affiliated investments	117,308
Futures contracts	(481,143)
Net change in unrealized appreciation (depreciation)	616,906,720
Net realized and unrealized gain (loss)	1,044,730,742
Net Increase (Decrease) in Net Assets From Operations	$1,087,257,439

(a)	Net of foreign withholding taxes of $13,651.
See accompanying notes to financial statements.
BHFTII-310

Brighthouse Funds Trust II
MetLife Stock Index Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$42,526,697	$94,811,381
Net realized gain (loss)	427,824,022	490,312,211
Net change in unrealized appreciation (depreciation)	616,906,720	1,027,672,871
Increase (decrease) in net assets from operations	1,087,257,439	1,612,796,463
From Distributions to Shareholders
Class A	(410,262,383)	(394,921,310)
Class B	(155,761,066)	(157,894,581)
Class D	(3,213,729)	(3,308,461)
Class E	(9,424,870)	(9,782,094)
Class G	(754,733)	(947,670)
Total distributions	(579,416,781)	(566,854,116)
Increase (decrease) in net assets from capital share transactions	53,000,723	(176,414,570)
Total increase (decrease) in net assets	560,841,381	869,527,777
Net Assets
Beginning of period	7,439,153,437	6,569,625,660
End of period	$7,999,994,818	$7,439,153,437

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023
	Shares	Value	Shares	Value
Class A
Sales	783,807	$50,882,218	3,146,086	$173,762,587
Reinvestments	6,378,457	410,262,383	7,151,780	394,921,310
Redemptions	(5,503,416)	(357,306,944)	(11,660,749)	(651,362,161)
Net increase (decrease)	1,658,848	$103,837,657	(1,362,883)	$(82,678,264)
Class B
Sales	402,969	$24,463,272	1,168,610	$61,632,120
Reinvestments	2,595,153	155,761,066	3,048,158	157,894,581
Redemptions	(3,658,065)	(222,048,513)	(5,711,591)	(301,469,356)
Net increase (decrease)	(659,943)	$(41,824,175)	(1,494,823)	$(81,942,655)
Class D
Sales	4,543	$295,475	9,745	$546,381
Reinvestments	50,144	3,213,729	60,121	3,308,461
Redemptions	(90,598)	(5,776,805)	(91,609)	(5,150,935)
Net increase (decrease)	(35,911)	$(2,267,601)	(21,743)	$(1,296,093)
Class E
Sales	9,987	$632,501	34,261	$1,935,213
Reinvestments	148,213	9,424,870	179,028	9,782,094
Redemptions	(220,720)	(14,097,986)	(376,829)	(20,900,970)
Net increase (decrease)	(62,520)	$(4,040,615)	(163,540)	$(9,183,663)
Class G
Sales	1,007	$61,024	4,622	$245,670
Reinvestments	12,579	754,733	18,312	947,670
Redemptions	(57,542)	(3,520,300)	(47,849)	(2,507,235)
Net increase (decrease)	(43,956)	$(2,704,543)	(24,915)	$(1,313,895)
Increase (decrease) derived from capital shares transactions		$53,000,723		$(176,414,570)
See accompanying notes to financial statements.
BHFTII-311

Brighthouse Funds Trust II
MetLife Stock Index Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$60.66	$52.23	$71.87	$60.62	$56.03	$47.25
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.38	0.80	0.82	0.77	0.87	1.02
Net realized and unrealized gain (loss)	8.75	12.29	(14.10)	15.72	8.22	13.01
Total income (loss) from investment operations	9.13	13.09	(13.28)	16.49	9.09	14.03
Less Distributions
Distributions from net investment income	(0.84)	(0.81)	(0.80)	(1.04)	(1.04)	(1.17)
Distributions from net realized capital gains	(4.13)	(3.85)	(5.56)	(4.20)	(3.46)	(4.08)
Total distributions	(4.97)	(4.66)	(6.36)	(5.24)	(4.50)	(5.25)
Net Asset Value, End of Period	$64.82	$60.66	$52.23	$71.87	$60.62	$56.03
Total Return (%) (b)	15.12 (c)	25.94	(18.30)	28.36	18.10	31.15
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.27 (d)	0.28	0.28	0.28	0.28	0.28
Net ratio of expenses to average net assets (%) (e)	0.26 (d)	0.26	0.26	0.26	0.27	0.27
Ratio of net investment income (loss) to average net assets (%)	1.17 (d)	1.42	1.40	1.17	1.63	1.95
Portfolio turnover rate (%)	7 (c)	11	10	12	13	12
Net assets, end of period (in millions)	$5,725.3	$5,256.7	$4,597.2	$6,147.5	$5,319.9	$4,933.6

	Class B
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$56.83	$49.18	$68.09	$57.69	$53.53	$45.34
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.28	0.62	0.63	0.58	0.71	0.85
Net realized and unrealized gain (loss)	8.20	11.55	(13.35)	14.92	7.82	12.45
Total income (loss) from investment operations	8.48	12.17	(12.72)	15.50	8.53	13.30
Less Distributions
Distributions from net investment income	(0.69)	(0.67)	(0.63)	(0.90)	(0.91)	(1.03)
Distributions from net realized capital gains	(4.13)	(3.85)	(5.56)	(4.20)	(3.46)	(4.08)
Total distributions	(4.82)	(4.52)	(6.19)	(5.10)	(4.37)	(5.11)
Net Asset Value, End of Period	$60.49	$56.83	$49.18	$68.09	$57.69	$53.53
Total Return (%) (b)	14.98 (c)	25.63	(18.51)	28.04	17.83	30.80
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.52 (d)	0.53	0.53	0.53	0.53	0.53
Net ratio of expenses to average net assets (%) (e)	0.51 (d)	0.51	0.51	0.51	0.52	0.52
Ratio of net investment income (loss) to average net assets (%)	0.92 (d)	1.17	1.15	0.92	1.38	1.70
Portfolio turnover rate (%)	7 (c)	11	10	12	13	12
Net assets, end of period (in millions)	$2,087.3	$1,998.6	$1,803.1	$2,415.9	$2,158.0	$2,043.2
Please see  following page for Financial Highlights footnote legend.
See accompanying notes to financial statements.
BHFTII-312

Brighthouse Funds Trust II
MetLife Stock Index Portfolio
Financial Highlights
Selected per share data
	Class D
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$60.43	$52.04	$71.62	$60.43	$55.86	$47.11
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.34	0.74	0.75	0.70	0.82	0.96
Net realized and unrealized gain (loss)	8.73	12.25	(14.04)	15.66	8.19	12.98
Total income (loss) from investment operations	9.07	12.99	(13.29)	16.36	9.01	13.94
Less Distributions
Distributions from net investment income	(0.78)	(0.75)	(0.73)	(0.97)	(0.98)	(1.11)
Distributions from net realized capital gains	(4.13)	(3.85)	(5.56)	(4.20)	(3.46)	(4.08)
Total distributions	(4.91)	(4.60)	(6.29)	(5.17)	(4.44)	(5.19)
Net Asset Value, End of Period	$64.59	$60.43	$52.04	$71.62	$60.43	$55.86
Total Return (%) (b)	15.09 (c)	25.80	(18.38)	28.23	17.99	31.03
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.37 (d)	0.38	0.38	0.38	0.38	0.38
Net ratio of expenses to average net assets (%) (e)	0.36 (d)	0.36	0.36	0.36	0.37	0.37
Ratio of net investment income (loss) to average net assets (%)	1.07 (d)	1.32	1.29	1.07	1.54	1.85
Portfolio turnover rate (%)	7 (c)	11	10	12	13	12
Net assets, end of period (in millions)	$45.3	$44.6	$39.5	$55.8	$48.1	$48.3

	Class E
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$59.98	$51.68	$71.17	$60.08	$55.56	$46.88
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.33	0.71	0.72	0.67	0.79	0.93
Net realized and unrealized gain (loss)	8.65	12.16	(13.96)	15.57	8.14	12.91
Total income (loss) from investment operations	8.98	12.87	(13.24)	16.24	8.93	13.84
Less Distributions
Distributions from net investment income	(0.75)	(0.72)	(0.69)	(0.95)	(0.95)	(1.08)
Distributions from net realized capital gains	(4.13)	(3.85)	(5.56)	(4.20)	(3.46)	(4.08)
Total distributions	(4.88)	(4.57)	(6.25)	(5.15)	(4.41)	(5.16)
Net Asset Value, End of Period	$64.08	$59.98	$51.68	$71.17	$60.08	$55.56
Total Return (%) (b)	15.05 (c)	25.74	(18.43)	28.17	17.93	30.93
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.42 (d)	0.43	0.43	0.43	0.43	0.43
Net ratio of expenses to average net assets (%) (e)	0.41 (d)	0.41	0.41	0.41	0.42	0.42
Ratio of net investment income (loss) to average net assets (%)	1.02 (d)	1.27	1.25	1.02	1.48	1.80
Portfolio turnover rate (%)	7 (c)	11	10	12	13	12
Net assets, end of period (in millions)	$131.9	$127.2	$118.1	$159.6	$143.3	$140.2
Please see  following page for Financial Highlights footnote legend.
See accompanying notes to financial statements.
BHFTII-313

Brighthouse Funds Trust II
MetLife Stock Index Portfolio
Financial Highlights
Selected per share data
	Class G
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$56.76	$49.11	$67.87	$57.51	$53.39	$45.24
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.26	0.59	0.60	0.54	0.68	0.82
Net realized and unrealized gain (loss)	8.19	11.53	(13.31)	14.89	7.78	12.44
Total income (loss) from investment operations	8.45	12.12	(12.71)	15.43	8.46	13.26
Less Distributions
Distributions from net investment income	(0.62)	(0.62)	(0.49)	(0.87)	(0.88)	(1.03)
Distributions from net realized capital gains	(4.13)	(3.85)	(5.56)	(4.20)	(3.46)	(4.08)
Total distributions	(4.75)	(4.47)	(6.05)	(5.07)	(4.34)	(5.11)
Net Asset Value, End of Period	$60.46	$56.76	$49.11	$67.87	$57.51	$53.39
Total Return (%) (b)	14.96 (c)	25.56	(18.55)	27.99	17.74	30.77
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.57 (d)	0.58	0.58	0.58	0.58	0.58
Net ratio of expenses to average net assets (%) (e)	0.56 (d)	0.56	0.56	0.56	0.57	0.57
Ratio of net investment income (loss) to average net assets (%)	0.87 (d)	1.12	1.09	0.87	1.33	1.65
Portfolio turnover rate (%)	7 (c)	11	10	12	13	12
Net assets, end of period (in millions)	$10.2	$12.1	$11.7	$17.2	$23.2	$21.8

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements).
See accompanying notes to financial statements.
BHFTII-314

Brighthouse Funds Trust II
MFS® Total Return Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—58.3% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 1.2%
General Dynamics Corp.	10,315	$2,992,794
L3Harris Technologies, Inc.	17,843	4,007,181
		6,999,975
Automobile Components — 1.1%
Aptiv PLC (a) (b)	56,431	3,973,871
Lear Corp.	22,741	2,597,250
		6,571,121
Banks — 4.9%
Bank of America Corp.	241,625	9,609,426
JPMorgan Chase & Co.	63,639	12,871,624
PNC Financial Services Group, Inc.	17,130	2,663,373
Truist Financial Corp.	114,792	4,459,669
		29,604,092
Beverages — 0.8%
Constellation Brands, Inc. - Class A	10,926	2,811,041
Diageo PLC	69,252	2,178,694
		4,989,735
Building Products — 2.8%
Johnson Controls International PLC	135,611	9,014,063
Masco Corp.	122,162	8,144,541
		17,158,604
Capital Markets — 6.7%
Cboe Global Markets, Inc.	14,487	2,463,659
Charles Schwab Corp.	159,062	11,721,279
CME Group, Inc.	9,811	1,928,843
Goldman Sachs Group, Inc.	30,714	13,892,556
Morgan Stanley	48,895	4,752,105
Northern Trust Corp.	73,457	6,168,919
		40,927,361
Chemicals — 2.2%
Air Products & Chemicals, Inc. (b)	6,083	1,569,718
Axalta Coating Systems Ltd. (a)	108,815	3,718,209
DuPont de Nemours, Inc.	43,069	3,466,624
PPG Industries, Inc.	37,251	4,689,528
		13,444,079
Construction Materials — 0.2%
Summit Materials, Inc. - Class A (a)	29,696	1,087,171
Consumer Staples Distribution & Retail — 0.2%
Target Corp.	8,764	1,297,423
Distributors — 0.6%
LKQ Corp.	84,958	3,533,403
Electric Utilities — 2.7%
Duke Energy Corp. (b)	44,189	4,429,063
Exelon Corp.	57,660	1,995,613
PG&E Corp.	300,218	5,241,806
Security Description	Shares	Value
Electric Utilities—(Continued)
Southern Co.	59,386	$4,606,572
		16,273,054
Electrical Equipment — 1.7%
Eaton Corp. PLC	19,974	6,262,848
GE Vernova, Inc. (a)	5,575	956,168
Regal Rexnord Corp. (b)	21,256	2,874,236
		10,093,252
Entertainment — 0.4%
Electronic Arts, Inc.	9,086	1,265,952
Warner Bros Discovery, Inc. (a)	144,451	1,074,716
		2,340,668
Financial Services — 1.1%
Fidelity National Information Services, Inc.	38,431	2,896,160
Fiserv, Inc. (a) (b)	24,637	3,671,899
		6,568,059
Food Products — 0.2%
Archer-Daniels-Midland Co.	21,897	1,323,674
Ground Transportation — 1.0%
Union Pacific Corp.	26,421	5,978,016
Health Care Equipment & Supplies — 1.8%
Becton Dickinson & Co.	12,076	2,822,282
Medtronic PLC	106,742	8,401,663
		11,223,945
Health Care Providers & Services — 3.0%
Cigna Group	30,128	9,959,413
McKesson Corp.	11,521	6,728,725
Quest Diagnostics, Inc.	8,888	1,216,589
		17,904,727
Hotels, Restaurants & Leisure — 0.5%
Booking Holdings, Inc.	448	1,774,752
Wendy's Co.	58,991	1,000,487
		2,775,239
Industrial Conglomerates — 0.6%
Honeywell International, Inc.	17,150	3,662,211
Insurance — 3.7%
Aon PLC - Class A	24,186	7,100,526
Chubb Ltd.	25,486	6,500,969
Principal Financial Group, Inc.	13,831	1,085,042
Travelers Cos., Inc.	11,075	2,251,990
Willis Towers Watson PLC	20,258	5,310,432
		22,248,959
Interactive Media & Services — 0.8%
Alphabet, Inc. - Class A	27,433	4,996,921
See accompanying notes to financial statements.
BHFTII-315

Brighthouse Funds Trust II
MFS® Total Return Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
IT Services — 1.1%
Accenture PLC - Class A	9,666	$2,932,761
Amdocs Ltd.	24,493	1,932,988
Cognizant Technology Solutions Corp. - Class A	29,015	1,973,020
		6,838,769
Life Sciences Tools & Services — 0.5%
ICON PLC (a)	10,338	3,240,653
Machinery — 0.4%
Stanley Black & Decker, Inc.	30,136	2,407,565
Media — 2.3%
Comcast Corp. - Class A	238,246	9,329,713
Omnicom Group, Inc.	49,987	4,483,834
		13,813,547
Metals & Mining — 0.2%
Glencore PLC	226,688	1,292,525
Multi-Utilities — 0.6%
Dominion Energy, Inc.	15,161	742,889
National Grid PLC	268,521	2,994,411
		3,737,300
Oil, Gas & Consumable Fuels — 3.7%
Chevron Corp.	11,262	1,761,602
ConocoPhillips	63,764	7,293,326
Exxon Mobil Corp.	32,439	3,734,378
Hess Corp.	37,391	5,515,920
Suncor Energy, Inc.	101,866	3,883,127
		22,188,353
Personal Care Products — 0.9%
Kenvue, Inc.	305,191	5,548,372
Pharmaceuticals — 3.2%
Johnson & Johnson	58,967	8,618,617
Organon & Co. (b)	39,655	820,858
Pfizer, Inc.	258,072	7,220,855
Roche Holding AG	10,483	2,909,184
		19,569,514
Professional Services — 0.6%
Dun & Bradstreet Holdings, Inc. (b)	393,993	3,648,375
Semiconductors & Semiconductor Equipment — 2.2%
Applied Materials, Inc.	7,447	1,757,417
Intel Corp.	121,989	3,777,999
NXP Semiconductors NV	24,810	6,676,123
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	7,786	1,353,285
		13,564,824
Software — 2.3%
Microsoft Corp.	25,216	11,270,291
Security Description	Shares/ Principal Amount*	Value
Software—(Continued)
Oracle Corp.	18,941	$2,674,469
		13,944,760
Tobacco — 1.2%
Altria Group, Inc.	38,639	1,760,006
Philip Morris International, Inc.	57,203	5,796,380
		7,556,386
Wireless Telecommunication Services — 0.9%
T-Mobile U.S., Inc.	30,009	5,286,986
Total Common Stocks (Cost $268,377,466)		353,639,618

U.S. Treasury & Government Agencies—19.7%
Agency Sponsored Mortgage-Backed — 12.9%
Federal Home Loan Mortgage Corp.
1.500%, 03/01/51	102,508	77,127
1.500%, 10/01/51	167,081	125,180
2.000%, 04/01/37	422,978	371,620
2.000%, 02/01/42	439,946	367,722
2.000%, 12/01/50	93,921	74,092
2.000%, 08/01/51	478,209	377,294
2.000%, 11/01/51	219,930	173,611
2.000%, 02/01/52	1,000,669	787,384
2.000%, 03/01/52	2,117,342	1,658,827
2.500%, 04/01/37	178,441	161,275
2.500%, 04/01/48	59,354	50,095
2.500%, 10/01/51	270,234	223,853
2.500%, 12/01/51	2,312,202	1,892,140
2.500%, 03/01/52	224,816	184,076
2.500%, 04/01/52	515,871	422,358
2.500%, 05/01/52	1,676,465	1,369,927
2.500%, 06/01/52	214,525	175,340
2.500%, 07/01/52	298,764	244,470
2.500%, 09/01/52	58,989	48,240
3.000%, 01/01/38	172,680	157,483
3.000%, 10/01/42	204,509	180,570
3.000%, 04/01/43	527,548	465,881
3.000%, 05/01/43	444,650	392,736
3.000%, 05/01/46	181,746	159,235
3.000%, 10/01/46	421,612	368,823
3.000%, 11/01/46	438,690	383,852
3.000%, 03/01/48	37,527	32,630
3.000%, 07/01/50	17,743	15,407
3.000%, 03/01/52	34,117	29,079
3.000%, 04/01/52	158,329	134,903
3.000%, 05/01/52	359,537	306,092
3.000%, 06/01/52	773,238	658,468
3.500%, 11/01/37	119,490	112,359
3.500%, 02/01/42	174,206	159,665
3.500%, 04/01/42	113,496	104,485
3.500%, 12/01/42	310,154	284,624
3.500%, 04/01/43	39,973	36,769
3.500%, 07/01/43	15,218	13,844
See accompanying notes to financial statements.
BHFTII-316

Brighthouse Funds Trust II
MFS® Total Return Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal Home Loan Mortgage Corp.
3.500%, 08/01/43	184,797	$167,874
3.500%, 12/01/45	101,454	92,025
3.500%, 12/01/46	484,565	438,740
3.500%, 05/01/52	91,107	81,436
3.500%, 06/01/52	273,893	242,531
3.500%, 04/01/53	498,865	441,743
4.000%, 08/01/37	31,982	30,732
4.000%, 11/01/40	144,724	136,752
4.000%, 01/01/41	310,741	293,622
4.000%, 04/01/44	106,908	100,249
4.000%, 08/01/47	179,024	165,898
4.500%, 08/01/24	143	142
4.500%, 04/01/35	11,713	11,352
4.500%, 03/01/39	221,078	216,281
4.500%, 07/01/39	54,042	52,562
4.500%, 09/01/39	29,146	28,348
4.500%, 10/01/39	16,807	16,347
4.500%, 12/01/39	27,022	26,282
4.500%, 05/01/42	48,802	47,467
4.500%, 10/01/52	471,472	444,834
5.000%, 09/01/33	45,381	44,823
5.000%, 03/01/34	15,710	15,516
5.000%, 04/01/34	8,510	8,405
5.000%, 08/01/35	8,324	8,226
5.000%, 10/01/35	26,587	26,253
5.000%, 11/01/35	18,733	18,549
5.000%, 12/01/36	12,539	12,401
5.000%, 07/01/39	87,578	86,713
5.000%, 08/01/52	517,293	501,392
5.000%, 02/01/53	726,489	705,725
5.000%, 09/01/53	95,810	92,604
5.500%, 12/01/33	61,090	61,588
5.500%, 01/01/34	40,117	40,315
5.500%, 04/01/34	6,926	6,930
5.500%, 11/01/34	8,095	8,108
5.500%, 05/01/35	3,218	3,250
5.500%, 09/01/35	12,248	12,266
5.500%, 10/01/35	15,297	15,321
5.500%, 03/01/53	484,242	479,003
5.500%, 04/01/53	181,800	181,078
6.000%, 04/01/34	30,945	31,447
6.000%, 07/01/34	14,727	14,973
6.000%, 08/01/34	72,551	74,000
6.000%, 09/01/34	1,874	1,890
6.000%, 07/01/35	10,872	11,107
6.000%, 08/01/35	14,043	14,347
6.000%, 11/01/35	15,176	15,504
6.000%, 03/01/36	12,188	12,319
6.000%, 10/01/36	6,371	6,467
6.000%, 05/01/37	30,016	30,861
6.000%, 06/01/37	9,159	9,330
6.000%, 12/01/52	98,302	100,438
6.500%, 05/01/34	7,121	7,315
6.500%, 06/01/34	20,354	20,996
6.500%, 08/01/34	9,530	9,751
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal Home Loan Mortgage Corp.
6.500%, 10/01/34	19,896	$20,274
6.500%, 11/01/34	31,897	32,798
6.500%, 05/01/37	13,432	13,847
6.500%, 07/01/37	12,930	13,370
6.500%, 05/01/54	24,388	24,825
Federal Home Loan Mortgage Corp. Multifamily Structured Pass- Through Certificates
0.324%, 11/25/27 (c) (d)	5,207,000	35,120
0.376%, 12/25/27 (c) (d)	3,235,000	27,436
0.384%, 11/25/24 (c) (d)	4,908,000	5,637
0.406%, 09/25/27 (c) (d)	3,341,000	31,748
0.411%, 11/25/27 (c) (d)	3,549,117	27,622
0.415%, 12/25/27 (c) (d)	3,579,000	35,441
0.418%, 01/25/31 (c) (d)	1,565,519	25,639
0.430%, 11/25/32 (c) (d)	2,600,705	45,096
0.441%, 11/25/31 (c) (d)	2,325,421	50,107
0.448%, 10/25/24 (c) (d)	4,526,294	940
0.451%, 11/25/27 (c) (d)	3,207,180	30,617
0.458%, 08/25/27 (c) (d)	3,107,000	33,336
0.489%, 12/25/27 (c) (d)	5,452,121	59,508
0.505%, 08/25/24 (c) (d)	4,897,000	2,229
0.547%, 08/25/27 (c) (d)	2,001,415	23,239
0.574%, 08/25/24 (c) (d)	4,949,553	1,153
0.597%, 12/25/31 (c) (d)	2,074,891	63,220
0.608%, 08/25/31 (c) (d)	484,021	14,252
0.610%, 03/25/31 (c) (d)	1,255,720	33,933
0.618%, 07/25/24 (c) (d)	4,483,000	182
0.632%, 09/25/31 (c) (d)	1,578,796	50,147
0.665%, 12/25/31 (c) (d)	3,517,256	120,381
0.702%, 07/25/27 (c) (d)	3,697,520	54,179
0.709%, 07/25/24 (c) (d)	362,432	17
0.777%, 06/25/27 (c) (d)	4,356,000	82,229
0.828%, 03/25/31 (c) (d)	539,591	22,502
0.872%, 01/25/31 (c) (d)	658,188	28,500
0.880%, 06/25/27 (c) (d)	1,411,681	24,870
0.955%, 09/25/31 (c) (d)	453,515	22,427
1.026%, 01/25/31 (c) (d)	441,180	22,445
1.039%, 07/25/31 (c) (d)	361,575	20,122
1.172%, 11/25/30 (c) (d)	400,945	23,086
1.219%, 07/25/29 (c) (d)	254,566	11,610
1.263%, 09/25/30 (c) (d)	229,735	14,061
1.265%, 08/25/29 (c) (d)	1,574,437	75,836
1.324%, 05/25/31 (c) (d)	240,722	16,510
1.436%, 06/25/30 (c) (d)	396,103	26,803
1.703%, 08/25/30 (c) (d)	357,560	29,385
1.769%, 05/25/30 (c) (d)	384,386	32,519
1.907%, 05/25/30 (c) (d)	1,002,928	90,122
1.915%, 04/25/30 (c) (d)	300,000	26,607
1.985%, 04/25/30 (c) (d)	808,011	74,116
Federal Home Loan Mortgage Corp. REMICS
3.000%, 07/15/39	31,141	29,077
3.500%, 08/15/42	128,966	118,194
4.500%, 12/15/40 (c)	7,591	702
5.000%, 01/15/40	41,492	41,570
5.500%, 02/15/36 (c)	14,310	2,462
See accompanying notes to financial statements.
BHFTII-317

Brighthouse Funds Trust II
MFS® Total Return Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust
3.000%, 02/25/59	93,492	$78,876
3.500%, 10/25/58	158,319	143,859
Federal National Mortgage Association
1.500%, 02/01/42	30,276	24,400
1.500%, 09/01/51	945,575	708,305
1.500%, 10/01/51	489,483	366,351
2.000%, 12/01/36	71,698	63,075
2.000%, 03/01/37	25,158	22,104
2.000%, 04/01/37	201,199	176,801
2.000%, 05/01/37	2,532,054	2,227,237
2.000%, 02/01/42	642,205	536,899
2.000%, 03/01/42	400,948	335,036
2.000%, 04/01/42	675,475	561,820
2.000%, 08/01/50	210,998	165,644
2.000%, 01/01/51	48,872	38,765
2.000%, 02/01/51	1,352,645	1,059,635
2.000%, 04/01/51	176,287	138,574
2.000%, 10/01/51	71,060	55,794
2.000%, 12/01/51	63,468	49,766
2.000%, 02/01/52	1,640,067	1,284,203
2.000%, 03/01/52	3,341,894	2,620,352
2.000%, 04/01/52	771,750	607,075
2.000%, 07/01/52	112,494	88,243
2.500%, 11/01/31	15,314	14,290
2.500%, 10/01/36	112,548	101,624
2.500%, 07/01/37	235,694	213,458
2.500%, 03/01/42	309,512	264,770
2.500%, 04/01/42	487,041	420,073
2.500%, 01/01/50	456,548	376,925
2.500%, 02/01/50	178,195	147,869
2.500%, 03/01/50	248,357	205,454
2.500%, 06/01/50	35,574	29,663
2.500%, 07/01/50	349,808	292,172
2.500%, 10/01/50	309,836	258,597
2.500%, 02/01/51	284,101	232,805
2.500%, 05/01/51	1,338,457	1,094,391
2.500%, 06/01/51	921,338	753,802
2.500%, 08/01/51	114,479	94,739
2.500%, 09/01/51	474,025	387,237
2.500%, 10/01/51	45,061	36,973
2.500%, 12/01/51	1,011,151	832,950
2.500%, 01/01/52	875,716	724,171
2.500%, 02/01/52	251,574	206,112
2.500%, 03/01/52	584,835	484,972
2.500%, 04/01/52	668,426	547,320
2.500%, 05/01/52	358,315	293,504
2.500%, 06/01/52	22,640	18,527
2.500%, 07/01/52	622,140	508,235
3.000%, 11/01/28	31,421	30,195
3.000%, 09/01/30	22,411	21,337
3.000%, 12/01/31	366,425	347,507
3.000%, 08/01/33	15,308	14,311
3.000%, 10/01/33	382,658	357,710
3.000%, 12/01/33	32,111	30,018
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal National Mortgage Association
3.000%, 07/01/37	51,956	$47,399
3.000%, 11/01/37	90,273	82,344
3.000%, 09/01/46	77,521	67,757
3.000%, 04/01/51	23,301	19,910
3.000%, 06/01/51	103,923	90,090
3.000%, 12/01/51	616,504	529,478
3.000%, 01/01/52	284,074	245,916
3.000%, 03/01/52	1,099,088	936,370
3.000%, 05/01/52	977,807	832,854
3.000%, 07/01/52	364,630	310,534
3.000%, 08/01/52	324,277	276,142
3.000%, 09/01/52	24,171	20,608
3.500%, 04/01/38	84,998	79,479
3.500%, 11/01/41	24,402	22,352
3.500%, 01/01/42	218,399	200,688
3.500%, 01/01/43	77,336	70,358
3.500%, 04/01/43	270,548	245,959
3.500%, 05/01/43	223,633	203,382
3.500%, 07/01/43	320,772	291,120
3.500%, 08/01/43	127,760	116,268
3.500%, 09/01/43	457,189	415,066
3.500%, 02/01/45	375,631	341,447
3.500%, 09/01/45	304,823	276,290
3.500%, 10/01/45	259,910	235,559
3.500%, 01/01/46	92,373	83,701
3.500%, 05/01/46	97,373	88,181
3.500%, 07/01/46	327,590	296,494
3.500%, 03/01/52	123,794	109,620
3.500%, 05/01/52	196,981	174,545
3.500%, 02/01/53	242,105	215,787
4.000%, 09/01/40	232,056	218,992
4.000%, 11/01/40	67,180	63,398
4.000%, 12/01/40	152,084	142,753
4.000%, 02/01/41	82,765	78,106
4.000%, 06/01/41	151,335	142,820
4.000%, 11/01/41	69,093	65,204
4.000%, 01/01/42	464,853	438,197
4.000%, 04/01/42	46,125	43,439
4.000%, 10/01/42	55,571	52,368
4.000%, 12/01/42	58,393	54,964
4.000%, 01/01/43	73,079	68,806
4.000%, 04/01/43	15,084	14,229
4.000%, 05/01/43	133,128	125,269
4.000%, 06/01/43	61,991	58,503
4.000%, 07/01/43	50,991	47,838
4.000%, 04/01/44	36,723	34,589
4.000%, 05/01/44	122,836	115,666
4.000%, 11/01/44	44,503	41,676
4.000%, 06/01/47	152,101	142,774
4.000%, 03/01/53	571,690	523,184
4.000%, 05/01/53	597,940	547,266
4.500%, 08/01/33	40,678	39,367
4.500%, 03/01/34	111,897	108,360
4.500%, 07/01/38	222,727	217,894
4.500%, 01/01/40	34,087	33,047
See accompanying notes to financial statements.
BHFTII-318

Brighthouse Funds Trust II
MFS® Total Return Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal National Mortgage Association
4.500%, 08/01/40	10,187	$9,896
4.500%, 02/01/41	59,764	58,052
4.500%, 04/01/41	128,888	125,195
4.500%, 11/01/42	31,242	30,348
4.500%, 01/01/43	80,741	78,429
4.500%, 04/01/44	500,018	485,704
4.500%, 06/01/44	45,248	43,060
4.500%, 09/01/52	412,332	390,398
5.000%, 03/01/26	72,381	72,138
5.000%, 11/01/33	22,967	22,655
5.000%, 03/01/34	20,025	19,754
5.000%, 05/01/34	6,332	6,246
5.000%, 08/01/34	7,795	7,689
5.000%, 09/01/34	31,430	31,003
5.000%, 06/01/35	22,436	22,131
5.000%, 07/01/35	63,725	62,918
5.000%, 08/01/35	20,522	20,254
5.000%, 09/01/35	13,013	12,846
5.000%, 10/01/35	53,833	53,114
5.000%, 07/01/39	25,682	25,395
5.000%, 10/01/39	33,661	33,305
5.000%, 11/01/39	15,872	15,695
5.000%, 11/01/40	23,577	23,287
5.000%, 03/01/41	18,280	18,053
5.000%, 02/01/53	394,401	381,468
5.500%, 02/01/33	1,386	1,391
5.500%, 05/01/33	1,237	1,241
5.500%, 06/01/33	46,776	46,734
5.500%, 07/01/33	37,161	37,297
5.500%, 11/01/33	23,141	23,225
5.500%, 01/01/34	21,275	21,325
5.500%, 02/01/34	32,579	32,663
5.500%, 03/01/34	13,985	14,067
5.500%, 04/01/34	15,371	15,395
5.500%, 05/01/34	72,413	72,751
5.500%, 06/01/34	100,290	100,657
5.500%, 07/01/34	22,187	22,247
5.500%, 09/01/34	119,687	120,097
5.500%, 10/01/34	111,505	111,770
5.500%, 11/01/34	157,161	157,735
5.500%, 12/01/34	50,154	50,434
5.500%, 01/01/35	88,434	88,758
5.500%, 04/01/35	26,397	26,493
5.500%, 09/01/35	61,017	61,240
5.500%, 11/01/52	1,384,076	1,367,725
5.500%, 11/01/53	498,302	491,939
6.000%, 02/01/32	29,174	29,741
6.000%, 03/01/34	8,554	8,707
6.000%, 04/01/34	75,768	77,132
6.000%, 06/01/34	74,721	76,345
6.000%, 07/01/34	41,634	42,352
6.000%, 08/01/34	65,966	66,784
6.000%, 10/01/34	35,198	35,780
6.000%, 11/01/34	16,196	16,406
6.000%, 12/01/34	3,837	3,871
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal National Mortgage Association
6.000%, 08/01/35	4,782	$4,822
6.000%, 09/01/35	12,812	13,081
6.000%, 10/01/35	29,423	30,004
6.000%, 12/01/35	28,030	28,556
6.000%, 02/01/36	38,972	39,492
6.000%, 04/01/36	15,696	15,895
6.000%, 06/01/36	2,648	2,709
6.000%, 07/01/37	24,937	25,353
6.000%, 02/01/53	128,196	132,611
6.000%, 02/01/54	201,415	202,450
6.000%, 03/01/54	529,184	531,333
6.000%, 04/01/54	499,466	501,225
6.500%, 06/01/31	6,197	6,379
6.500%, 09/01/31	13,092	13,326
6.500%, 02/01/32	4,386	4,464
6.500%, 07/01/32	20,372	20,972
6.500%, 08/01/32	13,130	13,365
6.500%, 01/01/33	10,521	10,709
6.500%, 04/01/34	28,543	29,267
6.500%, 06/01/34	6,338	6,523
6.500%, 04/01/36	9,233	9,482
6.500%, 05/01/36	13,927	14,335
6.500%, 02/01/37	32,861	33,956
6.500%, 05/01/37	5,017	5,136
6.500%, 07/01/37	13,904	14,289
6.500%, 12/01/53	142,379	144,957
6.500%, 06/01/54	1,015,498	1,033,677
7.000%, 12/01/53	462,996	476,381
Federal National Mortgage Association REMICS
2.000%, 05/25/44	3,447	3,406
2.000%, 04/25/46	48,573	43,454
3.000%, 02/25/33 (c)	56,532	4,480
3.250%, 05/25/40	21,848	20,339
4.000%, 10/25/40	32,344	31,176
4.000%, 07/25/46 (c)	78,686	14,864
5.000%, 03/25/25	825	818
Government National Mortgage Association
2.000%, 11/20/50	347,341	281,497
2.000%, 01/20/52	1,095,376	887,037
2.000%, 03/20/52	899,208	728,060
2.500%, 08/20/51	248,699	209,098
2.500%, 09/20/51	1,012,346	851,143
2.500%, 11/20/51	946,207	795,321
2.500%, 02/20/52	991,460	833,441
2.500%, 06/20/52	99,120	83,316
3.000%, 04/20/45	74,419	66,148
3.000%, 04/20/46	33,630	29,749
3.000%, 08/20/46	36,862	32,639
3.000%, 09/20/46	83,968	74,204
3.000%, 11/20/47	395,916	349,301
3.000%, 01/20/48	555,432	490,256
3.000%, 02/20/48	33,008	29,106
3.000%, 04/20/48	11,377	10,037
3.000%, 11/20/51	157,161	137,030
3.000%, 05/20/52	347,336	302,601
See accompanying notes to financial statements.
BHFTII-319

Brighthouse Funds Trust II
MFS® Total Return Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Government National Mortgage Association
3.000%, 06/20/52	766,753	$668,000
3.000%, 11/20/52	421,124	367,142
3.500%, 12/15/41	186,240	171,362
3.500%, 02/15/42	30,843	28,352
3.500%, 06/20/43	191,847	176,017
3.500%, 07/20/43	239,745	219,964
3.500%, 11/20/47	32,324	29,334
3.500%, 03/20/48	377,149	342,638
3.500%, 06/20/52	544,542	488,911
3.500%, 09/20/52	118,991	106,835
4.000%, 01/20/41	209,312	198,869
4.000%, 02/20/41	52,293	49,684
4.000%, 04/20/41	41,643	39,565
4.000%, 02/20/42	54,215	51,509
4.000%, 07/20/52	200,938	185,683
4.000%, 09/20/52	90,443	83,576
4.000%, 10/20/52	553,023	511,038
4.500%, 07/20/33	3,227	3,137
4.500%, 09/15/33	20,320	19,724
4.500%, 09/20/33	2,430	2,373
4.500%, 12/20/34	1,519	1,483
4.500%, 03/20/35	11,337	11,073
4.500%, 11/15/39	43,013	41,867
4.500%, 03/15/40	79,081	76,693
4.500%, 04/15/40	74,097	71,331
4.500%, 06/15/40	25,091	24,149
4.500%, 01/20/41	59,143	57,688
4.500%, 09/20/52	1,394,485	1,327,668
4.500%, 11/20/52	619,872	590,012
4.500%, 12/20/52	669,904	637,565
5.000%, 07/20/33	8,662	8,669
5.000%, 03/15/34	7,555	7,561
5.000%, 06/15/34	18,645	18,659
5.000%, 12/15/34	4,934	4,931
5.000%, 06/15/35	5,328	5,340
5.000%, 01/20/53	46,150	44,983
5.000%, 03/20/53	514,346	501,099
5.000%, 05/20/53	1,380,683	1,344,426
5.500%, 11/15/32	31,075	31,674
5.500%, 08/15/33	46,548	46,611
5.500%, 12/15/33	35,507	36,145
5.500%, 09/15/34	21,207	21,564
5.500%, 10/15/35	6,686	6,807
5.500%, 02/20/53	562,023	557,853
5.500%, 05/20/54	1,197,815	1,188,929
6.000%, 12/15/28	7,736	7,846
6.000%, 12/15/31	4,578	4,663
6.000%, 03/15/32	727	733
6.000%, 10/15/32	46,290	47,847
6.000%, 01/15/33	274	282
6.000%, 02/15/33	855	863
6.000%, 04/15/33	46,659	48,461
6.000%, 08/15/33	366	372
6.000%, 07/15/34	20,531	21,111
6.000%, 09/15/34	14,778	15,061
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Government National Mortgage Association
6.000%, 01/20/35	12,371	$12,821
6.000%, 02/20/35	6,025	6,244
6.000%, 04/20/35	10,736	11,127
6.000%, 01/15/38	40,494	41,784
6.500%, 12/20/53	298,594	303,020
7.000%, 12/20/53	73,923	75,315
Government National Mortgage Association REMICS
4.000%, 07/20/41	42,496	40,156
4.500%, 10/20/33	96,907	93,735
4.500%, 09/20/41	26,850	26,308
5.553%, 1M TSFR + 0.214%, 09/20/41 (d)	249,605	245,202
6.483%, SOFR30A + 1.150%, 03/20/64 (d)	222,770	223,687
		77,836,680
U.S. Treasury — 6.8%
U.S. Treasury Bonds
1.750%, 08/15/41	1,300,000	859,016
1.875%, 11/15/51	650,000	377,305
2.250%, 02/15/52	2,200,000	1,401,469
2.375%, 02/15/42	1,800,000	1,310,344
2.375%, 11/15/49	11,245,000	7,466,504
2.500%, 02/15/45	68,000	48,506
2.875%, 05/15/43	2,550,000	1,980,234
2.875%, 11/15/46	2,439,000	1,830,584
4.000%, 11/15/42	1,500,000	1,382,344
4.000%, 11/15/52	1,100,000	1,002,117
4.125%, 08/15/53	1,100,000	1,024,332
4.375%, 08/15/43	2,500,000	2,413,086
4.750%, 11/15/43	1,200,000	1,215,937
U.S. Treasury Notes
2.500%, 03/31/27 (e)	17,200,000	16,303,047
4.000%, 01/15/27	2,800,000	2,759,312
		41,374,137
Total U.S. Treasury & Government Agencies (Cost $134,742,143)		119,210,817

Corporate Bonds & Notes—13.2%
Aerospace/Defense — 0.0%
BAE Systems PLC
3.400%, 04/15/30 (144A)	336,000	304,307
Agriculture — 0.4%
BAT International Finance PLC
4.448%, 03/16/28 (b)	1,361,000	1,317,612
Philip Morris International, Inc.
5.125%, 11/17/27 (b)	250,000	249,942
5.125%, 02/15/30	301,000	299,918
5.625%, 11/17/29 (b)	108,000	110,307
5.750%, 11/17/32 (b)	476,000	485,964
		2,463,743
See accompanying notes to financial statements.
BHFTII-320

Brighthouse Funds Trust II
MFS® Total Return Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Auto Manufacturers — 0.1%
Stellantis Finance U.S., Inc.
2.691%, 09/15/31 (144A) (b)	1,012,000	$836,530
Auto Parts & Equipment — 0.0%
Lear Corp.
4.250%, 05/15/29	217,000	206,830
Banks — 2.8%
Bank of America Corp.
2.572%, SOFR + 1.210%, 10/20/32 (d)	961,000	796,528
Barclays PLC
2.894%, 1Y H15 + 1.300%, 11/24/32 (d)	259,000	214,245
7.437%, 1Y H15 + 3.500%, 11/02/33 (d)	774,000	851,193
Deutsche Bank AG
2.311%, SOFR + 1.219%, 11/16/27 (b) (d)	258,000	238,203
6.720%, SOFR + 3.180%, 01/18/29 (d)	628,000	648,085
7.146%, SOFR + 2.520%, 07/13/27 (d)	239,000	244,817
Goldman Sachs Group, Inc.
2.383%, SOFR + 1.248%, 07/21/32 (d)	891,000	731,717
2.600%, 02/07/30 (b)	667,000	584,493
HSBC Holdings PLC
4.000%, 5Y H15 + 3.222%, 03/09/26 (d)	200,000	187,312
4.700%, 5Y H15 + 3.250%, 03/09/31 (d)	332,000	282,984
JPMorgan Chase & Co.
2.545%, SOFR + 1.180%, 11/08/32 (b) (d)	1,450,000	1,207,394
2.963%, SOFR + 1.260%, 01/25/33 (d)	555,000	473,197
3.897%, 3M TSFR + 1.482%, 01/23/49 (d)	320,000	252,117
5.766%, SOFR + 1.490%, 04/22/35 (b) (d)	833,000	854,665
Macquarie Group Ltd.
4.442%, SOFR + 2.405%, 06/21/33 (144A) (d)	1,713,000	1,581,088
Mitsubishi UFJ Financial Group, Inc.
2.852%, 1Y H15 + 1.100%, 01/19/33 (d)	920,000	777,503
Morgan Stanley
2.699%, SOFR + 1.143%, 01/22/31 (b) (d)	718,000	629,385
2.943%, SOFR + 1.290%, 01/21/33 (b) (d)	919,000	781,076
Northern Trust Corp.
6.125%, 11/02/32 (b)	761,000	799,092
Sumitomo Mitsui Financial Group, Inc.
2.472%, 01/14/29 (b)	1,536,000	1,367,374
UBS Group AG
2.095%, 1Y H15 + 1.000%, 02/11/32 (144A) (b) (d)	1,883,000	1,513,106
Wells Fargo & Co.
3.350%, SOFR + 1.500%, 03/02/33 (b) (d)	2,054,000	1,781,240
		16,796,814
Beverages — 0.3%
Anheuser-Busch InBev Worldwide, Inc.
4.375%, 04/15/38	208,000	189,334
8.000%, 11/15/39 (b)	868,000	1,096,824
Diageo Capital PLC
2.375%, 10/24/29 (b)	835,000	737,981
Keurig Dr Pepper, Inc.
3.200%, 05/01/30 (b)	93,000	83,820
		2,107,959
Security Description	Principal Amount*	Value

Building Materials — 0.2%
Martin Marietta Materials, Inc.
2.500%, 03/15/30	56,000	$48,658
Masco Corp.
2.000%, 02/15/31 (b)	1,141,000	929,448
Vulcan Materials Co.
3.500%, 06/01/30	115,000	104,745
		1,082,851
Chemicals — 0.1%
RPM International, Inc.
2.950%, 01/15/32	443,000	370,573
Commercial Services — 0.5%
Ashtead Capital, Inc.
5.500%, 08/11/32 (144A)	1,117,000	1,089,743
ERAC USA Finance LLC
7.000%, 10/15/37 (144A) (b)	215,000	243,389
Experian Finance PLC
4.250%, 02/01/29 (144A)	533,000	512,825
Global Payments, Inc.
2.900%, 11/15/31 (b)	467,000	391,029
Verisk Analytics, Inc.
4.125%, 03/15/29 (b)	570,000	547,956
5.750%, 04/01/33	413,000	423,933
		3,208,875
Cosmetics/Personal Care — 0.1%
Kenvue, Inc.
4.900%, 03/22/33	846,000	836,691
Diversified Financial Services — 1.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.450%, 10/29/26	1,700,000	1,585,817
3.650%, 07/21/27	320,000	303,725
Avolon Holdings Funding Ltd.
3.250%, 02/15/27 (144A) (b)	640,000	598,957
4.375%, 05/01/26 (144A)	215,000	209,138
Capital One Financial Corp.
3.273%, SOFR + 1.790%, 03/01/30 (b) (d)	1,373,000	1,239,336
3.750%, 03/09/27	554,000	532,076
Charles Schwab Corp.
5.853%, SOFR + 2.500%, 05/19/34 (d)	1,045,000	1,065,397
Intercontinental Exchange, Inc.
2.100%, 06/15/30 (b)	657,000	558,772
LPL Holdings, Inc.
4.375%, 05/15/31 (144A) (b)	1,120,000	1,027,206
		7,120,424
Electric — 1.3%
American Electric Power Co., Inc.
5.950%, 11/01/32	368,000	376,517
Brazos Securitization LLC
5.243%, 03/01/43 (144A)	448,000	445,854
Consumers Securitization Funding LLC
5.550%, 03/01/28	381,000	380,955
See accompanying notes to financial statements.
BHFTII-321

Brighthouse Funds Trust II
MFS® Total Return Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Electric—(Continued)
Duke Energy Carolinas LLC
4.950%, 01/15/33 (b)	1,151,000	$1,131,290
Duke Energy Corp.
4.500%, 08/15/32	875,000	818,169
Electricite de France SA
6.900%, 05/23/53 (144A) (b)	200,000	212,453
Empire District Bondco LLC
4.943%, 01/01/35	348,000	345,307
Enel Finance International NV
6.800%, 10/14/25 (144A)	315,000	319,931
Exelon Corp.
4.050%, 04/15/30 (b)	533,000	500,170
Georgia Power Co.
3.700%, 01/30/50	44,000	32,470
Jersey Central Power & Light Co.
2.750%, 03/01/32 (144A)	275,000	227,256
4.300%, 01/15/26 (144A)	422,000	414,496
Oncor Electric Delivery Co. LLC
5.750%, 03/15/29 (b)	646,000	665,793
Pacific Gas & Electric Co.
2.100%, 08/01/27	145,000	130,830
2.500%, 02/01/31	466,000	384,132
3.000%, 06/15/28 (b)	418,000	382,196
3.300%, 08/01/40	283,000	201,537
Virginia Power Fuel Securitization LLC
5.088%, 05/01/29	380,000	378,142
Xcel Energy, Inc.
3.400%, 06/01/30	297,000	266,606
		7,614,104
Electronics — 0.1%
Arrow Electronics, Inc.
2.950%, 02/15/32 (b)	749,000	626,648
Entertainment — 0.2%
Warnermedia Holdings, Inc.
5.050%, 03/15/42 (b)	701,000	570,200
5.141%, 03/15/52 (b)	493,000	383,854
		954,054
Environmental Control — 0.3%
Republic Services, Inc.
1.450%, 02/15/31	272,000	215,667
Waste Management, Inc.
4.875%, 02/15/34	1,645,000	1,612,537
		1,828,204
Gas — 0.1%
APA Infrastructure Ltd.
4.250%, 07/15/27 (144A) (b)	84,000	81,785
East Ohio Gas Co.
2.000%, 06/15/30 (144A) (b)	365,000	302,433
NiSource, Inc.
5.650%, 02/01/45	136,000	131,248
		515,466
Security Description	Principal Amount*	Value

Healthcare-Products — 0.1%
Alcon Finance Corp.
2.600%, 05/27/30 (144A)	200,000	$174,236
Boston Scientific Corp.
2.650%, 06/01/30	470,000	412,566
		586,802
Healthcare-Services — 0.3%
Adventist Health System
5.430%, 03/01/32	731,000	722,520
HCA, Inc.
5.125%, 06/15/39	522,000	483,522
Humana, Inc.
5.875%, 03/01/33	395,000	401,809
Laboratory Corp. of America Holdings
4.700%, 02/01/45 (b)	152,000	133,356
Northwell Healthcare, Inc.
3.979%, 11/01/46 (b)	51,000	39,521
4.260%, 11/01/47	407,000	329,368
		2,110,096
Insurance — 0.9%
AIA Group Ltd.
3.375%, 04/07/30 (144A) (b)	804,000	732,115
Aon Corp.
4.500%, 12/15/28	564,000	547,973
Brown & Brown, Inc.
4.200%, 03/17/32 (b)	618,000	564,064
Corebridge Financial, Inc.
3.900%, 04/05/32 (b)	955,000	854,817
5.750%, 01/15/34 (b)	351,000	353,329
Fairfax Financial Holdings Ltd.
5.625%, 08/16/32 (b)	1,168,000	1,151,351
6.000%, 12/07/33 (144A)	27,000	27,424
Liberty Mutual Group, Inc.
3.951%, 10/15/50 (144A) (b)	331,000	240,661
Sammons Financial Group, Inc.
6.875%, 04/15/34 (144A)	716,000	734,074
		5,205,808
Internet — 0.1%
Booking Holdings, Inc.
4.625%, 04/13/30 (b)	424,000	417,595
Lodging — 0.2%
Las Vegas Sands Corp.
3.900%, 08/08/29 (b)	257,000	235,079
Marriott International, Inc.
2.750%, 10/15/33 (b)	475,000	383,392
2.850%, 04/15/31	2,000	1,713
4.625%, 06/15/30 (b)	582,000	564,829
		1,185,013
Machinery-Diversified — 0.1%
Westinghouse Air Brake Technologies Corp.
3.200%, 06/15/25	248,000	242,006
See accompanying notes to financial statements.
BHFTII-322

Brighthouse Funds Trust II
MFS® Total Return Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Machinery-Diversified—(Continued)
Westinghouse Air Brake Technologies Corp.
4.700%, 09/15/28 (b)	660,000	$647,006
		889,012
Media — 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.500%, 06/01/41	628,000	421,776
5.250%, 04/01/53 (b)	505,000	396,183
5.375%, 05/01/47 (b)	132,000	105,456
6.384%, 10/23/35	310,000	302,250
Cox Communications, Inc.
1.800%, 10/01/30 (144A)	404,000	324,881
Time Warner Cable Enterprises LLC
8.375%, 07/15/33	592,000	654,060
		2,204,606
Mining — 0.4%
Anglo American Capital PLC
2.625%, 09/10/30 (144A) (b)	1,340,000	1,143,292
3.875%, 03/16/29 (144A)	200,000	187,516
5.625%, 04/01/30 (144A)	524,000	527,389
Glencore Funding LLC
2.500%, 09/01/30 (144A)	502,000	424,471
2.850%, 04/27/31 (144A) (b)	208,000	175,155
		2,457,823
Oil & Gas — 0.7%
BP Capital Markets America, Inc.
2.721%, 01/12/32 (b)	1,226,000	1,041,467
Diamondback Energy, Inc.
5.400%, 04/18/34 (b)	377,000	373,248
Eni SpA
4.750%, 09/12/28 (144A)	1,046,000	1,025,557
EQT Corp.
5.750%, 02/01/34 (b)	839,000	831,638
Phillips 66
2.150%, 12/15/30 (b)	904,000	755,112
		4,027,022
Pharmaceuticals — 0.1%
Cigna Group
3.200%, 03/15/40	148,000	109,476
CVS Health Corp.
5.300%, 06/01/33 (b)	719,000	702,650
		812,126
Pipelines — 0.4%
Enbridge, Inc.
5.625%, 04/05/34	563,000	562,073
Plains All American Pipeline LP/PAA Finance Corp.
3.800%, 09/15/30 (b)	538,000	491,437
Sabine Pass Liquefaction LLC
4.500%, 05/15/30	147,000	141,022
Security Description	Principal Amount*	Value

Pipelines—(Continued)
Spectra Energy Partners LP
3.375%, 10/15/26	236,000	$225,936
Targa Resources Corp.
4.200%, 02/01/33	217,000	195,121
6.125%, 03/15/33	647,000	664,460
		2,280,049
Real Estate Investment Trusts — 0.9%
Boston Properties LP
2.550%, 04/01/32	389,000	303,347
Brixmor Operating Partnership LP
4.050%, 07/01/30 (b)	512,000	475,148
4.125%, 05/15/29 (b)	51,000	48,137
Crown Castle, Inc.
3.650%, 09/01/27	843,000	801,107
Equinix, Inc.
1.800%, 07/15/27	517,000	467,133
2.500%, 05/15/31 (b)	618,000	517,714
2.625%, 11/18/24	800,000	790,563
GLP Capital LP/GLP Financing II, Inc.
5.300%, 01/15/29 (b)	513,000	505,446
Public Storage Operating Co.
5.100%, 08/01/33 (b)	1,221,000	1,210,931
Realty Income Corp.
3.250%, 01/15/31 (b)	153,000	135,343
		5,254,869
Retail — 0.2%
Alimentation Couche-Tard, Inc.
3.439%, 05/13/41 (144A) (b)	619,000	467,100
Genuine Parts Co.
2.750%, 02/01/32	1,005,000	834,668
		1,301,768
Semiconductors — 0.1%
Broadcom, Inc.
4.300%, 11/15/32 (b)	395,000	369,194
4.926%, 05/15/37 (144A)	208,000	195,627
		564,821
Software — 0.1%
Fiserv, Inc.
2.650%, 06/01/30 (b)	198,000	172,245
Oracle Corp.
4.900%, 02/06/33	213,000	206,617
Roper Technologies, Inc.
2.000%, 06/30/30 (b)	422,000	352,546
		731,408
Telecommunications — 0.5%
Rogers Communications, Inc.
3.800%, 03/15/32 (b)	1,514,000	1,352,761
T-Mobile USA, Inc.
2.050%, 02/15/28	557,000	500,299
See accompanying notes to financial statements.
BHFTII-323

Brighthouse Funds Trust II
MFS® Total Return Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Telecommunications—(Continued)
Verizon Communications, Inc.
3.150%, 03/22/30	310,000	$279,541
4.812%, 03/15/39	573,000	531,360
Vodafone Group PLC
5.625%, 02/10/53	214,000	204,865
		2,868,826
Total Corporate Bonds & Notes (Cost $86,938,411)		79,771,717

Asset-Backed Securities—4.9%
Asset-Backed - Automobile — 0.4%
AmeriCredit Automobile Receivables Trust
5.750%, 02/18/28	308,000	308,017
ARI Fleet Lease Trust
6.050%, 07/15/32 (144A)	135,447	135,954
Chesapeake Funding II LLC
5.650%, 05/15/35 (144A)	484,242	484,044
Credit Acceptance Auto Loan Trust
1.380%, 07/15/30 (144A)	328,000	326,179
6.390%, 08/15/33 (144A)	155,000	156,876
Enterprise Fleet Financing LLC
6.400%, 03/20/30 (144A)	376,000	380,238
GLS Auto Select Receivables Trust
6.270%, 08/16/27 (144A)	331,650	332,619
6.370%, 06/15/28 (144A)	88,897	89,399
Nissan Master Owner Trust Receivables
6.003%, SOFR30A + 0.670%, 02/15/28 (144A) (d)	408,876	409,514
Toyota Lease Owner Trust
5.300%, 08/20/25 (144A)	51,582	51,551
		2,674,391
Asset-Backed - Home Equity — 0.0%
Bayview Financial Revolving Asset Trust
7.058%, 1M TSFR + 1.714%, 12/28/40 (144A) (d)	108,441	186,265
GMACM Home Equity Loan Trust
5.805%, 10/25/36 (d)	22,584	23,217
Home Equity Loan Trust
3.824%, 12/25/35 (d)	20,344	489
		209,971
Asset-Backed - Other — 4.5%
ACRES Commercial Realty Ltd.
7.193%, 1M TSFR + 1.864%, 01/15/37 (144A) (d)	535,500	527,991
Arbor Realty Commercial Real Estate Notes Ltd.
6.643%, 1M TSFR + 1.314%, 12/15/35 (144A) (d)	625,000	617,319
7.043%, 1M TSFR + 1.714%, 08/15/34 (144A) (d)	522,000	518,113
7.433%, SOFR30A + 2.100%, 01/15/37 (144A) (d)	1,466,500	1,453,602
BSPRT Issuer Ltd.
6.743%, 1M TSFR + 1.414%, 03/15/36 (144A) (d)	1,463,000	1,422,080
7.383%, SOFR30A + 2.050%, 02/15/37 (144A) (d)	524,000	512,530
7.493%, 1M TSFR + 2.164%, 12/15/38 (144A) (d)	245,000	240,797
Business Jet Securities LLC
2.162%, 04/15/36 (144A)	165,687	156,898
6.197%, 05/15/39 (144A)	306,281	307,301
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Columbia Cent CLO 28 Ltd.
7.289%, 3M TSFR + 1.962%, 11/07/30 (144A) (d)	1,026,773	$1,028,470
Dryden 55 CLO Ltd.
6.610%, 3M TSFR + 1.282%, 04/15/31 (144A) (d)	1,297,173	1,299,326
Dryden XXVI Senior Loan Fund
6.490%, 3M TSFR + 1.162%, 04/15/29 (144A) (d)	439,899	440,444
Kubota Credit Owner Trust
5.610%, 07/15/26 (144A)	356,054	355,920
LCCM Trust
7.343%, 1M TSFR + 2.014%, 12/13/38 (144A) (d)	682,500	654,964
LoanCore Issuer Ltd.
7.193%, 1M TSFR + 1.864%, 07/15/36 (144A) (d)	1,547,500	1,539,940
7.343%, 1M TSFR + 2.014%, 11/15/38 (144A) (d)	3,913,500	3,808,383
MF1 Ltd.
7.143%, 1M TSFR + 1.814%, 11/15/35 (144A) (d)	178,385	178,384
7.289%, 1M TSFR + 1.950%, 02/19/37 (144A) (d)	650,507	638,267
MidOcean Credit CLO II
7.237%, 3M TSFR + 1.912%, 01/29/30 (144A) (d)	1,156,232	1,155,765
Neuberger Berman CLO XV
6.940%, 3M TSFR + 1.612%, 10/15/29 (144A) (d)	508,944	508,938
Neuberger Berman CLO XX Ltd.
6.750%, 3M TSFR + 1.422%, 07/15/34 (144A) (d)	600,000	600,621
Oaktree CLO Ltd.
7.336%, 3M TSFR + 2.012%, 04/22/30 (144A) (d)	1,503,087	1,506,144
OCP CLO Ltd.
7.236%, 3M TSFR + 1.912%, 01/26/34 (144A) (d)	4,041,128	4,041,346
OneMain Financial Issuance Trust
5.940%, 05/15/34 (144A)	427,000	428,127
Palmer Square Loan Funding Ltd.
6.987%, 3M TSFR + 1.650%, 08/08/32 (144A) (d)	1,079,638	1,080,669
Starwood Ltd.
7.133%, SOFR30A + 1.800%, 11/15/38 (144A) (d)	1,507,000	1,440,797
U.S. Small Business Administration
4.950%, 03/01/25	3,428	3,419
4.990%, 09/01/24	751	749
5.110%, 08/01/25	5,343	5,298
Voya Ltd.
7.040%, 3M TSFR + 1.712%, 10/15/30 (144A) (d)	584,168	582,272
		27,054,874
Total Asset-Backed Securities (Cost $30,178,377)		29,939,236

Mortgage-Backed Securities—1.7%
Commercial Mortgage-Backed Securities — 1.7%
AREIT Trust
7.183%, SOFR30A + 1.850%, 01/20/37 (144A) (d)	892,000	877,736
Bank
5.745%, 08/15/56	533,187	546,795
Benchmark Mortgage Trust
6.363%, 07/15/56 (d)	38,197	39,418
BXMT Ltd.
6.743%, 1M TSFR + 1.414%, 05/15/38 (144A) (d)	1,532,500	1,414,290
COMM Mortgage Trust
3.708%, 07/10/48	1,300,833	1,274,098
See accompanying notes to financial statements.
BHFTII-324

Brighthouse Funds Trust II
MFS® Total Return Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Mortgage-Backed Securities—(Continued)
Securities Lending Reinvestments (g)—0.3%
Security Description	Principal Amount*/ Shares	Value

Commercial Mortgage-Backed Securities—(Continued)
CSAIL Commercial Mortgage Trust
3.504%, 06/15/57	738,578	$723,706
ELM Trust
5.995%, 06/10/39 (144A) (d)	668,793	669,532
JPMBB Commercial Mortgage Securities Trust
3.494%, 01/15/48	1,590,000	1,572,982
Morgan Stanley Bank of America Merrill Lynch Trust
3.536%, 11/15/52	519,442	483,670
MSWF Commercial Mortgage Trust
6.014%, 12/15/56 (d)	591,406	621,611
Ready Capital Mortgage Financing LLC
7.260%, 1M TSFR + 1.914%, 11/25/36 (144A) † (d)	320,000	309,900
Wells Fargo Commercial Mortgage Trust
3.540%, 05/15/48	1,706,327	1,671,528
Total Mortgage-Backed Securities (Cost $10,630,611)		10,205,266

Preferred Stocks—0.8%
Household Products — 0.5%
Henkel AG & Co. KGaA	33,502	2,985,497
Technology Hardware, Storage & Peripherals — 0.3%
Samsung Electronics Co. Ltd.	42,399	1,947,057
Total Preferred Stocks (Cost $4,666,643)		4,932,554

Municipals—0.5%
Massachusetts Educational Financing Authority
6.352%, 07/01/49	780,000	786,785
New Jersey Turnpike Authority
7.414%, 01/01/40	1,050,000	1,231,911
Rhode Island Student Loan Authority
6.081%, 12/01/42	765,000	771,336
State Board of Administration Finance Corp.
2.154%, 07/01/30	314,000	266,054
Total Municipals (Cost $2,940,829)		3,056,086

Short-Term Investments—0.6%
Discount Note—0.6%
Federal Home Loan Bank
2.000%, 07/01/24 (f)	3,576,000	3,574,437
Repurchase Agreement—0.0%
Fixed Income Clearing Corp.
Repurchase Agreement dated 06/28/24 at 4.250%, due on 07/01/24, with a maturity value of $251,485; collateralized by U.S. Treasury Note at 4.875%, maturing 04/30/26, with a market value of $256,503	251,396	251,396
Total Short-Term Investments (Cost $3,827,396)		3,825,833

Security Description	Principal Amount*/ Shares	Value

Repurchase Agreements—0.1%
BofA Securities, Inc.
Repurchase Agreement dated 06/28/24 at 5.300%, due on 07/01/24 with a maturity value of $348,839; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 01/15/28 - 05/15/49, and an aggregate market value of $355,659	348,685	$348,685
Societe Generale
Repurchase Agreement dated 06/28/24 at 5.450%, due on 07/01/24 with a maturity value of $100,045; collateralized by various Common Stock with an aggregate market value of $111,378	100,000	100,000
TD Prime Services LLC
Repurchase Agreement dated 06/28/24 at 5.420%, due on 07/01/24 with a maturity value of $50,023; collateralized by various Common Stock with an aggregate market value of $55,025	50,000	50,000
		498,685

Mutual Funds—0.2%
Allspring Government Money Market Fund, Select Class, 5.250% (h)	200,000	200,000
BlackRock Liquidity Funds FedFund, Institutional Shares, 5.200% (h)	200,000	200,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 5.180% (h)	200,000	200,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares, 5.220% (h)	200,000	200,000
STIT-Government & Agency Portfolio, Institutional Class, 5.230% (h)	200,000	200,000
Western Asset Institutional Government Reserves Fund, Institutional Class, 5.210% (h)	200,000	200,000
		1,200,000
Total Securities Lending Reinvestments (Cost $1,698,685)		1,698,685
Total Investments—100.0% (Cost $544,000,561)		606,279,812
Other assets and liabilities (net)—0.0%		211,079
Net Assets—100.0%		$606,490,891

*	Principal amount stated in U.S. dollars unless otherwise noted.
†
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of June 30, 2024, the market value of restricted securities was
$309,900, which is 0.1% of net assets. See  details shown in the Restricted Securities table that follows.

(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of June 30, 2024, the market value of securities loaned was $39,920,132 and the collateral received consisted of cash in the amount of $1,698,685 and non-cash collateral with a value of $39,579,046. The cash collateral investments are disclosed in the Schedule of Investments and categorized as
Securities Lending Reinvestments. The non-cash collateral received consists of U.S.
government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and Liabilities.

See accompanying notes to financial statements.
BHFTII-325

Brighthouse Funds Trust II
MFS® Total Return Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
(c)	Interest only security.
(d)
Variable or floating rate security. The stated rate represents the rate at June 30, 2024.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(e)	All or a portion of the security was pledged as collateral against open futures contracts. As of
June 30, 2024, the market value of securities pledged was $393,358.
(f)	The rate shown represents current yield to maturity.
(g)	Represents investment of cash collateral received from securities on loan as of June 30, 2024.
(h)	The rate shown represents the annualized seven-day yield as of June 30, 2024.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2024, the market value of 144A securities was
$49,169,500, which is 8.1% of net assets.

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
Ready Capital Mortgage Financing LLC, 7.260%, 11/25/36	11/12/21	$320,000	$320,000	$309,900
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, including mortgage dollar roll and TBA transactions but excluding short-term securities, for the six months ended June 30, 2024 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$82,741,739	$39,047,444	$83 ,726,979	$67,320,551
Purchases and sales of mortgage dollar rolls and TBA transactions for the six months ended June 30, 2024 were as follows:
Purchases	Sales
$40,105,111	$41,910,045
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2024
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Corporate Bonds & Notes	$(1,698,685)	$—	$—	$—	$(1,698,685)
Gross amount of recognized liabilities for securities lending transactions					$(1,698,685)
Investments in Derivative Instruments
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
U.S. Treasury Note 2 Year Futures	09/30/24	79	USD	16,133,281	$39,023
U.S. Treasury Note 5 Year Futures	09/30/24	102	USD	10,870,969	70,562
U.S. Treasury Ultra Long Bond Futures	09/19/24	49	USD	6,141,844	58,000

Futures Contracts—Short
U.S. Treasury Note Ultra 10 Year Futures	09/19/24	(67)	USD	(7,606,594)	(88,168)
Net Unrealized Appreciation					$79,417
See accompanying notes to financial statements.
BHFTII-326

Brighthouse Funds Trust II
MFS® Total Return Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Effects of Derivative Instruments on the Financial Statements
The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2024 by category of risk exposure:
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value	Statement of Assets & Liabilities Location	Fair Value
Interest Rate	Unrealized appreciation on futures contracts (a)	$167,585	Unrealized depreciation on futures contracts (a)	$88,168

(a)
Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day's variation margin is reported within the Statement of Assets and
Liabilities.

The following tables summarize the effect of derivative instruments on the Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2024:
Statement of Operations Location—Net Realized Gain (Loss)	Interest Rate
Futures contracts	$(53,572)

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Interest Rate
Futures contracts	$(788,464)
For the six months ended June 30, 2024, the average notional par or face amount outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par or Face Amount‡
Futures contracts long	$31,311,466
Futures contracts short	(7,609,385)

‡	Averages are based on activity levels during the period for which the amounts are outstanding.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$6,999,975	$—	$—	$6,999,975
Automobile Components	6,571,121	—	—	6,571,121
Banks	29,604,092	—	—	29,604,092
Beverages	2,811,041	2,178,694	—	4,989,735
Building Products	17,158,604	—	—	17,158,604
Capital Markets	40,927,361	—	—	40,927,361
Chemicals	13,444,079	—	—	13,444,079
Construction Materials	1,087,171	—	—	1,087,171
Consumer Staples Distribution & Retail	1,297,423	—	—	1,297,423
Distributors	3,533,403	—	—	3,533,403
Electric Utilities	16,273,054	—	—	16,273,054
Electrical Equipment	10,093,252	—	—	10,093,252
Entertainment	2,340,668	—	—	2,340,668
Financial Services	6,568,059	—	—	6,568,059
Food Products	1,323,674	—	—	1,323,674
Ground Transportation	5,978,016	—	—	5,978,016
Health Care Equipment & Supplies	11,223,945	—	—	11,223,945
Health Care Providers & Services	17,904,727	—	—	17,904,727
Hotels, Restaurants & Leisure	2,775,239	—	—	2,775,239
Industrial Conglomerates	3,662,211	—	—	3,662,211
Insurance	22,248,959	—	—	22,248,959
Interactive Media & Services	4,996,921	—	—	4,996,921
See accompanying notes to financial statements.
BHFTII-327

Brighthouse Funds Trust II
MFS® Total Return Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
IT Services	$6,838,769	$—	$—	$6,838,769
Life Sciences Tools & Services	3,240,653	—	—	3,240,653
Machinery	2,407,565	—	—	2,407,565
Media	13,813,547	—	—	13,813,547
Metals & Mining	—	1,292,525	—	1,292,525
Multi-Utilities	742,889	2,994,411	—	3,737,300
Oil, Gas & Consumable Fuels	22,188,353	—	—	22,188,353
Personal Care Products	5,548,372	—	—	5,548,372
Pharmaceuticals	16,660,330	2,909,184	—	19,569,514
Professional Services	3,648,375	—	—	3,648,375
Semiconductors & Semiconductor Equipment	13,564,824	—	—	13,564,824
Software	13,944,760	—	—	13,944,760
Tobacco	7,556,386	—	—	7,556,386
Wireless Telecommunication Services	5,286,986	—	—	5,286,986
Total Common Stocks	344,264,804	9,374,814	—	353,639,618
Total U.S. Treasury & Government Agencies*	—	119,210,817	—	119,210,817
Total Corporate Bonds & Notes*	—	79,771,717	—	79,771,717
Total Asset-Backed Securities*	—	29,939,236	—	29,939,236
Total Mortgage-Backed Securities*	—	10,205,266	—	10,205,266
Total Preferred Stocks*	—	4,932,554	—	4,932,554
Total Municipals*	—	3,056,086	—	3,056,086
Total Short-Term Investments*	—	3,825,833	—	3,825,833
Securities Lending Reinvestments
Repurchase Agreements	—	498,685	—	498,685
Mutual Funds	1,200,000	—	—	1,200,000
Total Securities Lending Reinvestments	1,200,000	498,685	—	1,698,685
Total Investments	$345,464,804	$260,815,008	$—	$606,279,812
Collateral for Securities Loaned (Liability)	$—	$(1,698,685)	$—	$(1,698,685)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$167,585	$—	$—	$167,585
Futures Contracts (Unrealized Depreciation)	(88,168)	—	—	(88,168)
Total Futures Contracts	$79,417	$—	$—	$79,417

*	See Schedule of Investments for additional detailed categorizations.
Tax Cost Basis
The cost basis of investments for federal income tax purposes at June 30, 2024 was as follows:
Cost basis of investments	$546,336,421
Gross unrealized appreciation	99,300,992
Gross unrealized (depreciation)	(39,240,788)
Net unrealized appreciation (depreciation)	$60,060,204
See accompanying notes to financial statements.
BHFTII-328

Brighthouse Funds Trust II
MFS® Total Return Portfolio
Statement of Assets and Liabilities

June 30, 2024 (Unaudited)
Assets
Investments at value (a) (b)	$606,279,812
Cash	2,441
Cash denominated in foreign currencies (c)	7
Receivable for:
Investments sold	96,780
Fund shares sold	277,255
Dividends and interest	2,583,509
Prepaid expenses	4,763
Total Assets	609,244,567
Liabilities
Collateral for securities loaned	1,698,685
Payable for:
Fund shares redeemed	270,322
Variation margin on futures contracts	61,661
Accrued Expenses:
Management fees	273,522
Distribution and service fees	79,289
Deferred trustees’ fees	186,951
Other expenses	183,246
Total Liabilities	2,753,676
Net Assets	$606,490,891
Net Assets Consist of:
Paid in surplus	$520,492,721
Distributable earnings (Accumulated losses)	85,998,170
Net Assets	$606,490,891
Net Assets
Class A	$157,324,578
Class B	145,539,807
Class E	19,146,779
Class F	284,479,727
Capital Shares Outstanding*
Class A	1,083,774
Class B	1,024,969
Class E	133,023
Class F	1,986,923
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$145.16
Class B	141.99
Class E	143.94
Class F	143.18

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $544,000,561.
(b)	Includes securities loaned at value of $39,920,132.
(c)	Identified cost of cash denominated in foreign currencies was $7.
Statement of Operations

Six Months Ended June 30, 2024 (Unaudited)
Investment Income
Dividends (a)	$4,247,973
Interest	5,663,166
Securities lending income	25,257
Other income	89,147
Total investment income	10,025,543
Expenses
Management fees	1,744,511
Administration fees	23,326
Custodian and accounting fees	83,307
Distribution and service fees—Class B	185,371
Distribution and service fees—Class E	14,574
Distribution and service fees—Class F	286,302
Audit and tax services	34,615
Legal	22,509
Trustees’ fees and expenses	35,664
Shareholder reporting	24,464
Insurance	2,696
Miscellaneous	10,564
Total expenses	2,467,903
Less management fee waiver	(70,892)
Net expenses	2,397,011
Net Investment Income	7,628,532
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	20,359,000
Futures contracts	(53,572)
Foreign currency transactions	(5,874)
Net realized gain (loss)	20,299,554
Net change in unrealized appreciation (depreciation) on:
Investments	(6,524,837)
Futures contracts	(788,464)
Foreign currency transactions	(9,522)
Net change in unrealized appreciation (depreciation)	(7,322,823)
Net realized and unrealized gain (loss)	12,976,731
Net Increase (Decrease) in Net Assets From Operations	$20,605,263

(a)	Net of foreign withholding taxes of $57,779.
See accompanying notes to financial statements.
BHFTII-329

Brighthouse Funds Trust II
MFS® Total Return Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$7,628,532	$14,588,977
Net realized gain (loss)	20,299,554	28,419,999
Net change in unrealized appreciation (depreciation)	(7,322,823)	16,481,400
Increase (decrease) in net assets from operations	20,605,263	59,490,376
From Distributions to Shareholders
Class A	(11,589,098)	(11,361,184)
Class B	(10,667,877)	(10,868,967)
Class E	(1,410,263)	(1,394,786)
Class F	(20,767,987)	(20,447,945)
Total distributions	(44,435,225)	(44,072,882)
Increase (decrease) in net assets from capital share transactions	9,378,317	(22,995,157)
Total increase (decrease) in net assets	(14,451,645)	(7,577,663)
Net Assets
Beginning of period	620,942,536	628,520,199
End of period	$606,490,891	$620,942,536

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023
	Shares	Value	Shares	Value
Class A
Sales	14,938	$2,280,043	41,362	$5,990,728
Reinvestments	79,623	11,589,098	80,325	11,361,184
Redemptions	(65,815)	(10,107,015)	(139,805)	(20,384,607)
Net increase (decrease)	28,746	$3,762,126	(18,118)	$(3,032,695)
Class B
Sales	8,287	$1,236,652	29,917	$4,300,833
Reinvestments	74,920	10,667,877	78,425	10,868,967
Redemptions	(79,226)	(11,857,894)	(156,870)	(22,364,918)
Net increase (decrease)	3,981	$46,635	(48,528)	$(7,195,118)
Class E
Sales	14,462	$2,194,444	4,763	$695,902
Reinvestments	9,771	1,410,263	9,939	1,394,786
Redemptions	(21,957)	(3,327,302)	(25,032)	(3,667,617)
Net increase (decrease)	2,276	$277,405	(10,330)	$(1,576,929)
Class F
Sales	40,547	$6,102,606	61,230	$8,793,693
Reinvestments	144,654	20,767,987	146,412	20,447,945
Redemptions	(143,057)	(21,578,442)	(280,452)	(40,432,053)
Net increase (decrease)	42,144	$5,292,151	(72,810)	$(11,190,415)
Increase (decrease) derived from capital shares transactions		$9,378,317		$(22,995,157)
See accompanying notes to financial statements.
BHFTII-330

Brighthouse Funds Trust II
MFS® Total Return Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$151.38	$147.81	$186.11	$176.57	$172.66	$153.14
Income (Loss) from Investment Operations
Net investment income (loss) (a)	2.02	3.72	3.11	2.70	3.23	3.67
Net realized and unrealized gain (loss)	3.29	10.89	(21.88)	21.69	11.99	26.62
Total income (loss) from investment operations	5.31	14.61	(18.77)	24.39	15.22	30.29
Less Distributions
Distributions from net investment income	(4.08)	(3.35)	(3.10)	(3.57)	(4.17)	(4.05)
Distributions from net realized capital gains	(7.45)	(7.69)	(16.43)	(11.28)	(7.14)	(6.72)
Total distributions	(11.53)	(11.04)	(19.53)	(14.85)	(11.31)	(10.77)
Net Asset Value, End of Period	$145.16	$151.38	$147.81	$186.11	$176.57	$172.66
Total Return (%) (b)	3.48 (c)	10.40	(9.63)	14.22	9.76	20.37
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.65 (d)	0.64	0.63	0.62	0.64	0.63
Net ratio of expenses to average net assets (%) (e)	0.62 (d)	0.62	0.60	0.59	0.64	0.63
Ratio of net investment income (loss) to average net assets (%)	2.65 (d)	2.55	1.96	1.47	1.97	2.23
Portfolio turnover rate (%)	20 (c)(f)	32 (f)	62 (f)	92 (f)	78 (f)	42 (f)
Net assets, end of period (in millions)	$157.3	$159.7	$158.6	$188.2	$176.7	$174.7

	Class B
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$148.12	$144.80	$182.66	$173.56	$169.83	$150.75
Income (Loss) from Investment Operations
Net investment income (loss) (a)	1.79	3.28	2.66	2.20	2.77	3.21
Net realized and unrealized gain (loss)	3.21	10.67	(21.48)	21.32	11.80	26.19
Total income (loss) from investment operations	5.00	13.95	(18.82)	23.52	14.57	29.40
Less Distributions
Distributions from net investment income	(3.68)	(2.94)	(2.61)	(3.14)	(3.70)	(3.60)
Distributions from net realized capital gains	(7.45)	(7.69)	(16.43)	(11.28)	(7.14)	(6.72)
Total distributions	(11.13)	(10.63)	(19.04)	(14.42)	(10.84)	(10.32)
Net Asset Value, End of Period	$141.99	$148.12	$144.80	$182.66	$173.56	$169.83
Total Return (%) (b)	3.35 (c)	10.13	(9.87)	13.93	9.49	20.07
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.90 (d)	0.89	0.88	0.87	0.89	0.88
Net ratio of expenses to average net assets (%) (e)	0.87 (d)	0.87	0.85	0.84	0.89	0.88
Ratio of net investment income (loss) to average net assets (%)	2.40 (d)	2.29	1.70	1.22	1.73	1.98
Portfolio turnover rate (%)	20 (c)(f)	32 (f)	62 (f)	92 (f)	78 (f)	42 (f)
Net assets, end of period (in millions)	$145.5	$151.2	$154.9	$196.7	$193.4	$198.8
Please see  following page for Financial Highlights footnote legend.
See accompanying notes to financial statements.
BHFTII-331

Brighthouse Funds Trust II
MFS® Total Return Portfolio
Financial Highlights
Selected per share data
	Class E
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$150.08	$146.61	$184.72	$175.35	$171.52	$152.17
Income (Loss) from Investment Operations
Net investment income (loss) (a)	1.89	3.46	2.85	2.41	2.97	3.40
Net realized and unrealized gain (loss)	3.26	10.80	(21.71)	21.55	11.90	26.45
Total income (loss) from investment operations	5.15	14.26	(18.86)	23.96	14.87	29.85
Less Distributions
Distributions from net investment income	(3.84)	(3.10)	(2.82)	(3.31)	(3.90)	(3.78)
Distributions from net realized capital gains	(7.45)	(7.69)	(16.43)	(11.28)	(7.14)	(6.72)
Total distributions	(11.29)	(10.79)	(19.25)	(14.59)	(11.04)	(10.50)
Net Asset Value, End of Period	$143.94	$150.08	$146.61	$184.72	$175.35	$171.52
Total Return (%) (b)	3.41 (c)	10.24	(9.77)	14.05	9.60	20.19
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.80 (d)	0.79	0.78	0.77	0.79	0.78
Net ratio of expenses to average net assets (%) (e)	0.77 (d)	0.77	0.75	0.74	0.79	0.78
Ratio of net investment income (loss) to average net assets (%)	2.50 (d)	2.39	1.81	1.32	1.83	2.08
Portfolio turnover rate (%)	20 (c)(f)	32 (f)	62 (f)	92 (f)	78 (f)	42 (f)
Net assets, end of period (in millions)	$19.1	$19.6	$20.7	$23.6	$23.0	$24.1

	Class F
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$149.31	$145.89	$183.89	$174.64	$170.86	$151.61
Income (Loss) from Investment Operations
Net investment income (loss) (a)	1.84	3.38	2.76	2.31	2.87	3.31
Net realized and unrealized gain (loss)	3.25	10.75	(21.62)	21.45	11.86	26.34
Total income (loss) from investment operations	5.09	14.13	(18.86)	23.76	14.73	29.65
Less Distributions
Distributions from net investment income	(3.77)	(3.02)	(2.71)	(3.23)	(3.81)	(3.68)
Distributions from net realized capital gains	(7.45)	(7.69)	(16.43)	(11.28)	(7.14)	(6.72)
Total distributions	(11.22)	(10.71)	(19.14)	(14.51)	(10.95)	(10.40)
Net Asset Value, End of Period	$143.18	$149.31	$145.89	$183.89	$174.64	$170.86
Total Return (%) (b)	3.39 (c)	10.19	(9.82)	13.99	9.54	20.13
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.85 (d)	0.84	0.83	0.82	0.84	0.83
Net ratio of expenses to average net assets (%) (e)	0.82 (d)	0.82	0.80	0.79	0.84	0.83
Ratio of net investment income (loss) to average net assets (%)	2.45 (d)	2.35	1.76	1.27	1.77	2.03
Portfolio turnover rate (%)	20 (c)(f)	32 (f)	62 (f)	92 (f)	78 (f)	42 (f)
Net assets, end of period (in millions)	$284.5	$290.4	$294.3	$366.2	$357.4	$362.6

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements).
(f)
Includes mortgage dollar roll and TBA transactions; excluding these transactions the portfolio turnover rates would have been 14%, 22%, 30%, 29%, 40%, and 29% for the six months ended June 30,
2024, and for the years ended December 31, 2023, 2022, 2021, 2020, and 2019, respectively.

See accompanying notes to financial statements.
BHFTII-332

Brighthouse Funds Trust II
MFS® Value Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—98.5% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 7.2%
Boeing Co. (a)	235,842	$42,925,602
General Dynamics Corp.	200,503	58,173,940
Northrop Grumman Corp.	96,685	42,149,826
RTX Corp.	510,858	51,285,035
		194,534,403
Banks — 7.5%
Citigroup, Inc.	640,360	40,637,246
JPMorgan Chase & Co.	663,227	134,144,293
PNC Financial Services Group, Inc.	183,279	28,496,219
		203,277,758
Beverages — 2.3%
Diageo PLC	904,290	28,449,305
PepsiCo, Inc.	209,079	34,483,399
		62,932,704
Biotechnology — 1.4%
AbbVie, Inc.	214,431	36,779,205
Building Products — 0.9%
Johnson Controls International PLC (b)	52,930	3,518,257
Trane Technologies PLC	61,974	20,385,108
		23,903,365
Capital Markets — 5.5%
BlackRock, Inc.	36,110	28,430,125
KKR & Co., Inc.	274,383	28,876,067
Morgan Stanley	535,196	52,015,699
Nasdaq, Inc. (b)	647,346	39,009,070
		148,330,961
Chemicals — 2.9%
Corteva, Inc.	267,202	14,412,876
DuPont de Nemours, Inc.	449,735	36,199,170
PPG Industries, Inc.	128,591	16,188,321
Sherwin-Williams Co.	36,961	11,030,271
		77,830,638
Commercial Services & Supplies — 0.1%
Veralto Corp. (b)	15,824	1,510,717
Consumer Finance — 2.0%
American Express Co.	238,471	55,217,960
Consumer Staples Distribution & Retail — 1.4%
Target Corp.	264,892	39,214,612
Electric Utilities — 6.3%
American Electric Power Co., Inc.	127,431	11,180,796
Duke Energy Corp.	471,460	47,254,436
Exelon Corp. (b)	513,516	17,772,789
PG&E Corp.	1,540,228	26,892,381
Southern Co.	645,527	50,073,529
Security Description	Shares	Value
Electric Utilities—(Continued)
Xcel Energy, Inc.	309,902	$16,551,866
		169,725,797
Electrical Equipment — 1.4%
Eaton Corp. PLC	118,819	37,255,697
Food Products — 2.4%
Mondelez International, Inc. - Class A	458,400	29,997,696
Nestle SA	335,743	34,271,818
		64,269,514
Ground Transportation — 2.4%
Canadian National Railway Co.	120,328	14,214,347
Union Pacific Corp.	222,292	50,295,788
		64,510,135
Health Care Equipment & Supplies — 1.3%
Abbott Laboratories	269,943	28,049,777
Medtronic PLC (b)	95,230	7,495,553
		35,545,330
Health Care Providers & Services — 7.0%
Cigna Group	242,137	80,043,228
Elevance Health, Inc.	71,092	38,521,911
McKesson Corp.	123,389	72,064,112
		190,629,251
Hotels, Restaurants & Leisure — 1.3%
Marriott International, Inc. - Class A	145,415	35,156,985
Household Products — 1.3%
Kimberly-Clark Corp.	148,893	20,577,013
Reckitt Benckiser Group PLC	268,617	14,495,683
		35,072,696
Industrial Conglomerates — 1.7%
Honeywell International, Inc.	215,815	46,085,135
Industrial REITs — 1.5%
Prologis, Inc. (b)	355,898	39,970,904
Insurance — 11.5%
Aon PLC - Class A	204,000	59,890,320
Chubb Ltd.	193,181	49,276,610
Marsh & McLennan Cos., Inc.	309,476	65,212,783
Progressive Corp.	450,555	93,584,779
Travelers Cos., Inc.	217,672	44,261,424
		312,225,916
IT Services — 1.8%
Accenture PLC - Class A	164,188	49,816,281
Machinery — 2.0%
Illinois Tool Works, Inc. (b)	110,129	26,096,168
Otis Worldwide Corp.	94,075	9,055,659
See accompanying notes to financial statements.
BHFTII-333

Brighthouse Funds Trust II
MFS® Value Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—(Continued)
Security Description	Shares/ Principal Amount*	Value
Machinery—(Continued)
PACCAR, Inc. (b)	175,084	$18,023,147
		53,174,974
Media — 1.0%
Comcast Corp. - Class A	718,589	28,139,945
Multi-Utilities — 1.4%
Dominion Energy, Inc. (b)	789,859	38,703,091
Oil, Gas & Consumable Fuels — 6.7%
Chevron Corp. (b)	265,142	41,473,512
ConocoPhillips	592,369	67,755,166
EOG Resources, Inc.	186,896	23,524,599
Exxon Mobil Corp.	419,863	48,334,629
		181,087,906
Personal Care Products — 0.9%
Kenvue, Inc.	1,339,520	24,352,474
Pharmaceuticals — 5.1%
Johnson & Johnson	395,319	57,779,825
Merck & Co., Inc.	278,407	34,466,787
Pfizer, Inc.	1,422,047	39,788,875
Roche Holding AG	26,932	7,474,018
		139,509,505
Professional Services — 0.9%
Equifax, Inc.	95,757	23,217,242
Semiconductors & Semiconductor Equipment — 6.9%
Analog Devices, Inc.	257,251	58,720,113
KLA Corp.	58,800	48,481,188
NXP Semiconductors NV	132,943	35,773,632
Texas Instruments, Inc.	222,462	43,275,533
		186,250,466
Specialized REITs — 0.3%
Public Storage (b)	31,102	8,946,490
Specialty Retail — 1.9%
Lowe's Cos., Inc.	237,417	52,340,952
Trading Companies & Distributors — 0.3%
WW Grainger, Inc. (b)	10,483	9,458,182
Total Common Stocks (Cost $1,902,140,385)		2,668,977,191

Short-Term Investments—1.5%
Discount Note—1.4%
Federal Home Loan Bank
2.000%, 07/01/24 (c)	37,742,000	37,725,504
Security Description	Principal Amount*	Value
Repurchase Agreement—0.1%
Fixed Income Clearing Corp.
Repurchase Agreement dated 06/28/24 at 4.250%, due on 07/01/24, with a maturity value of $2,212,748; collateralized by U.S. Treasury Note at 3.750%, maturing 04/15/26, with a market value of $2,256,294	2,211,964	$2,211,964
Total Short-Term Investments (Cost $39,953,965)		39,937,468

Securities Lending Reinvestments (d)—2.5%
Certificates of Deposit—0.1%
Nordea Bank Abp
5.460%, SOFR + 0.120%, 07/15/24 (e)	1,000,000	1,000,017
Oversea-Chinese Banking Corp. Ltd.
5.460%, SOFR + 0.120%, 07/19/24 (e)	1,000,000	999,972
		1,999,989
Repurchase Agreements—1.8%
Bank of Montreal
Repurchase Agreement dated 06/28/24 at 5.460%, due on 07/01/24 with a maturity value of $6,002,730; collateralized by U.S. Treasury Obligations with rates ranging from 0.750% - 5.555%, maturity dates ranging from 01/31/26 - 11/15/53, and various Common Stock with an aggregate market value of $6,359,869	6,000,000	6,000,000
Bank of Nova Scotia
Repurchase Agreement dated 06/28/24 at 5.450%, due on 07/01/24 with a maturity value of $1,000,454; collateralized by various Common Stock with an aggregate market value of $1,115,138	1,000,000	1,000,000
Repurchase Agreement dated 06/28/24 at 5.480%, due on 07/01/24 with a maturity value of $3,601,644; collateralized by various Common Stock with an aggregate market value of $4,014,496	3,600,000	3,600,000
BofA Securities, Inc.
Repurchase Agreement dated 06/28/24 at 5.300%, due on 07/01/24 with a maturity value of $14,826,847; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 01/15/28 - 05/15/49, and an aggregate market value of $15,116,708	14,820,302	14,820,302
Citigroup Global Markets, Inc.
Repurchase Agreement dated 06/28/24 at 5.870%, due on 12/30/24 with a maturity value of $4,120,661; collateralized by various Common Stock with an aggregate market value of $4,400,000	4,000,000	4,000,000
National Bank of Canada
Repurchase Agreement dated 06/28/24 at 5.470%, due on 07/01/24 with a maturity value of $1,000,456; collateralized by various Common Stock with an aggregate market value of $1,115,501	1,000,000	1,000,000
NBC Global Finance Ltd.
Repurchase Agreement dated 06/28/24 at 5.490%, due on 07/01/24 with a maturity value of $8,003,660; collateralized by various Common Stock with an aggregate market value of $8,924,035	8,000,000	8,000,000
See accompanying notes to financial statements.
BHFTII-334

Brighthouse Funds Trust II
MFS® Value Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Securities Lending Reinvestments (d)—(Continued)
Security Description	Principal Amount*/ Shares	Value
Repurchase Agreements—(Continued)
Royal Bank of Canada Toronto
Repurchase Agreement dated 06/28/24 at 5.590%, due on 08/02/24 with a maturity value of $1,005,435; collateralized by various Common Stock with an aggregate market value of $1,111,284	1,000,000	$1,000,000
TD Prime Services LLC
Repurchase Agreement dated 06/28/24 at 5.420%, due on 07/01/24 with a maturity value of $10,004,517; collateralized by various Common Stock with an aggregate market value of $11,004,968	10,000,000	10,000,000
		49,420,302

Mutual Funds—0.6%
Allspring Government Money Market Fund, Select Class, 5.250% (f)	200,000	200,000
BlackRock Liquidity Funds FedFund, Institutional Shares, 5.200% (f)	2,000,000	2,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 5.180% (f)	2,000,000	2,000,000
Fidelity Investments Money Market Government Portfolio, Institutional Class, 5.250% (f)	200,000	200,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares, 5.220% (f)	2,000,000	2,000,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares, 5.230% (f)	200,000	200,000
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.250% (f)	200,000	200,000
STIT-Government & Agency Portfolio, Institutional Class, 5.230% (f)	5,000,000	5,000,000
Western Asset Institutional Government Reserves Fund, Institutional Class, 5.210% (f)	6,000,000	6,000,000
		17,800,000
Total Securities Lending Reinvestments (Cost $69,220,302)		69,220,291
Total Investments—102.5% (Cost $2,011,314,652)		2,778,134,950
Other assets and liabilities (net)—(2.5)%		(68,272,453)
Net Assets—100.0%		$2,709,862,497

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of June 30, 2024, the market value of securities loaned was $92,932,383 and the collateral received consisted of cash in the amount of
$69,220,302 and non-cash collateral with a value of $26,106,955. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and
Liabilities.

(c)	The rate shown represents current yield to maturity.
(d)	Represents investment of cash collateral received from securities on loan as of June 30, 2024.
(e)
Variable or floating rate security. The stated rate represents the rate at June 30, 2024. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(f)	The rate shown represents the annualized seven-day yield as of June 30, 2024.
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2024 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$189,389,908	$0	$415,246,250
The Portfolio engaged in security transactions with other accounts managed by Massachusetts Financial Services Company, the subadviser to the Portfolio, that amounted to $986,227 in purchases and $444,686 in sales of investments, which are included above, and resulted in net realized gains of $157,215.
See accompanying notes to financial statements.
BHFTII-335

Brighthouse Funds Trust II
MFS® Value Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2024
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(69,220,302)	$—	$—	$—	$(69,220,302)
Gross amount of recognized liabilities for securities lending transactions					$(69,220,302)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$194,534,403	$—	$—	$194,534,403
Banks	203,277,758	—	—	203,277,758
Beverages	34,483,399	28,449,305	—	62,932,704
Biotechnology	36,779,205	—	—	36,779,205
Building Products	23,903,365	—	—	23,903,365
Capital Markets	148,330,961	—	—	148,330,961
Chemicals	77,830,638	—	—	77,830,638
Commercial Services & Supplies	1,510,717	—	—	1,510,717
Consumer Finance	55,217,960	—	—	55,217,960
Consumer Staples Distribution & Retail	39,214,612	—	—	39,214,612
Electric Utilities	169,725,797	—	—	169,725,797
Electrical Equipment	37,255,697	—	—	37,255,697
Food Products	29,997,696	34,271,818	—	64,269,514
Ground Transportation	64,510,135	—	—	64,510,135
Health Care Equipment & Supplies	35,545,330	—	—	35,545,330
Health Care Providers & Services	190,629,251	—	—	190,629,251
Hotels, Restaurants & Leisure	35,156,985	—	—	35,156,985
Household Products	20,577,013	14,495,683	—	35,072,696
Industrial Conglomerates	46,085,135	—	—	46,085,135
Industrial REITs	39,970,904	—	—	39,970,904
Insurance	312,225,916	—	—	312,225,916
IT Services	49,816,281	—	—	49,816,281
Machinery	53,174,974	—	—	53,174,974
Media	28,139,945	—	—	28,139,945
Multi-Utilities	38,703,091	—	—	38,703,091
Oil, Gas & Consumable Fuels	181,087,906	—	—	181,087,906
Personal Care Products	24,352,474	—	—	24,352,474
Pharmaceuticals	132,035,487	7,474,018	—	139,509,505
Professional Services	23,217,242	—	—	23,217,242
Semiconductors & Semiconductor Equipment	186,250,466	—	—	186,250,466
Specialized REITs	8,946,490	—	—	8,946,490
Specialty Retail	52,340,952	—	—	52,340,952
Trading Companies & Distributors	9,458,182	—	—	9,458,182
Total Common Stocks	2,584,286,367	84,690,824	—	2,668,977,191
Total Short-Term Investments*	—	39,937,468	—	39,937,468
Securities Lending Reinvestments
Certificates of Deposit	—	1,999,989	—	1,999,989
Repurchase Agreements	—	49,420,302	—	49,420,302
See accompanying notes to financial statements.
BHFTII-336

Brighthouse Funds Trust II
MFS® Value Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Mutual Funds	$17,800,000	$—	$—	$17,800,000
Total Securities Lending Reinvestments	17,800,000	51,420,291	—	69,220,291
Total Investments	$2,602,086,367	$176,048,583	$—	$2,778,134,950
Collateral for Securities Loaned (Liability)	$—	$(69,220,302)	$—	$(69,220,302)

*	See Schedule of Investments for additional detailed categorizations.
Tax Cost Basis
The cost basis of investments for federal income tax purposes at June 30, 2024 was as follows:
Cost basis of investments	$2,013,253,702
Gross unrealized appreciation	824,132,539
Gross unrealized (depreciation)	(59,251,291)
Net unrealized appreciation (depreciation)	$764,881,248
See accompanying notes to financial statements.
BHFTII-337

Brighthouse Funds Trust II
MFS® Value Portfolio
Statement of Assets and Liabilities

June 30, 2024 (Unaudited)
Assets
Investments at value (a) (b)	$2,778,134,950
Cash	60,887
Receivable for:
Investments sold	1,539,556
Fund shares sold	673,656
Dividends and interest	2,799,650
Prepaid expenses	21,450
Total Assets	2,783,230,149
Liabilities
Collateral for securities loaned	69,220,302
Payable for:
Fund shares redeemed	2,190,881
Accrued Expenses:
Management fees	1,236,503
Distribution and service fees	177,661
Deferred trustees’ fees	319,674
Other expenses	222,631
Total Liabilities	73,367,652
Net Assets	$2,709,862,497
Net Assets Consist of:
Paid in surplus	$1,767,347,149
Distributable earnings (Accumulated losses)	942,515,348
Net Assets	$2,709,862,497
Net Assets
Class A	$1,797,842,478
Class B	792,320,658
Class D	9,722,602
Class E	109,976,759
Capital Shares Outstanding*
Class A	136,273,022
Class B	61,451,743
Class D	741,420
Class E	8,433,630
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$13.19
Class B	12.89
Class D	13.11
Class E	13.04

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $2,011,314,652.
(b)	Includes securities loaned at value of $92,932,383.
Statement of Operations

Six Months Ended June 30, 2024 (Unaudited)
Investment Income
Dividends (a)	$32,463,395
Interest	464,036
Securities lending income	45,000
Other income	279,622
Total investment income	33,252,053
Expenses
Management fees	8,564,571
Administration fees	58,267
Custodian and accounting fees	80,468
Distribution and service fees—Class B	1,010,468
Distribution and service fees—Class D	4,971
Distribution and service fees—Class E	84,629
Audit and tax services	24,379
Legal	22,508
Trustees’ fees and expenses	35,664
Shareholder reporting	49,908
Insurance	11,960
Miscellaneous	14,078
Total expenses	9,961,871
Less management fee waiver	(888,722)
Net expenses	9,073,149
Net Investment Income	24,178,904
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	154,218,350
Foreign currency transactions	6,695
Net realized gain (loss)	154,225,045
Net change in unrealized appreciation (depreciation) on:
Investments	(328,338)
Foreign currency transactions	(67,312)
Net change in unrealized appreciation (depreciation)	(395,650)
Net realized and unrealized gain (loss)	153,829,395
Net Increase (Decrease) in Net Assets From Operations	$178,008,299

(a)	Net of foreign withholding taxes of $286,485.
See accompanying notes to financial statements.
BHFTII-338

Brighthouse Funds Trust II
MFS® Value Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$24,178,904	$48,898,844
Net realized gain (loss)	154,225,045	252,220,492
Net change in unrealized appreciation (depreciation)	(395,650)	(88,699,857)
Increase (decrease) in net assets from operations	178,008,299	212,419,479
From Distributions to Shareholders
Class A	(200,128,014)	(252,945,382)
Class B	(88,427,932)	(110,751,351)
Class D	(1,082,227)	(1,363,104)
Class E	(12,279,332)	(15,486,301)
Total distributions	(301,917,505)	(380,546,138)
Increase (decrease) in net assets from capital share transactions	52,185,946	113,957,024
Total increase (decrease) in net assets	(71,723,260)	(54,169,635)
Net Assets
Beginning of period	2,781,585,757	2,835,755,392
End of period	$2,709,862,497	$2,781,585,757

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023
	Shares	Value	Shares	Value
Class A
Sales	785,053	$11,360,071	2,980,330	$42,506,951
Reinvestments	15,172,708	200,128,014	19,623,381	252,945,382
Redemptions	(12,404,316)	(180,394,034)	(15,683,933)	(213,809,170)
Net increase (decrease)	3,553,445	$31,094,051	6,919,778	$81,643,163
Class B
Sales	540,622	$7,585,889	2,048,734	$28,653,519
Reinvestments	6,860,196	88,427,932	8,768,911	110,751,351
Redemptions	(5,387,512)	(76,317,307)	(8,193,151)	(110,138,625)
Net increase (decrease)	2,013,306	$19,696,514	2,624,494	$29,266,245
Class D
Sales	4,297	$61,357	9,377	$127,790
Reinvestments	82,550	1,082,227	106,326	1,363,104
Redemptions	(65,388)	(936,173)	(107,550)	(1,473,582)
Net increase (decrease)	21,459	$207,411	8,153	$17,312
Class E
Sales	130,060	$1,843,258	387,514	$5,461,962
Reinvestments	941,667	12,279,332	1,213,660	15,486,301
Redemptions	(906,990)	(12,934,620)	(1,310,107)	(17,917,959)
Net increase (decrease)	164,737	$1,187,970	291,067	$3,030,304
Increase (decrease) derived from capital shares transactions		$52,185,946		$113,957,024
See accompanying notes to financial statements.
BHFTII-339

Brighthouse Funds Trust II
MFS® Value Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$13.92	$14.91	$19.12	$15.63	$16.44	$13.81
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.13	0.26	0.28	0.26	0.26	0.29
Net realized and unrealized gain (loss)	0.79	0.79	(1.68)	3.69	0.17	3.71
Total income (loss) from investment operations	0.92	1.05	(1.40)	3.95	0.43	4.00
Less Distributions
Distributions from net investment income	(0.28)	(0.28)	(0.30)	(0.28)	(0.30)	(0.31)
Distributions from net realized capital gains	(1.37)	(1.76)	(2.51)	(0.18)	(0.94)	(1.06)
Total distributions	(1.65)	(2.04)	(2.81)	(0.46)	(1.24)	(1.37)
Net Asset Value, End of Period	$13.19	$13.92	$14.91	$19.12	$15.63	$16.44
Total Return (%) (b)	6.58 (c)	8.15	(5.98)	25.54	3.96	30.13
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.64 (d)	0.64	0.63	0.63	0.64	0.63
Net ratio of expenses to average net assets (%) (e)	0.58 (d)	0.58	0.58	0.57	0.58	0.57
Ratio of net investment income (loss) to average net assets (%)	1.82 (d)	1.85	1.73	1.47	1.79	1.86
Portfolio turnover rate (%)	7 (c)	14	13	8	13	12
Net assets, end of period (in millions)	$1,797.8	$1,847.9	$1,876.1	$2,396.8	$2,393.8	$2,400.3

	Class B
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$13.62	$14.63	$18.81	$15.38	$16.20	$13.62
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.11	0.22	0.23	0.21	0.22	0.24
Net realized and unrealized gain (loss)	0.77	0.77	(1.65)	3.64	0.16	3.67
Total income (loss) from investment operations	0.88	0.99	(1.42)	3.85	0.38	3.91
Less Distributions
Distributions from net investment income	(0.24)	(0.24)	(0.25)	(0.24)	(0.26)	(0.27)
Distributions from net realized capital gains	(1.37)	(1.76)	(2.51)	(0.18)	(0.94)	(1.06)
Total distributions	(1.61)	(2.00)	(2.76)	(0.42)	(1.20)	(1.33)
Net Asset Value, End of Period	$12.89	$13.62	$14.63	$18.81	$15.38	$16.20
Total Return (%) (b)	6.45 (c)	7.85	(6.22)	25.30	3.66	29.85
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.89 (d)	0.89	0.88	0.88	0.89	0.88
Net ratio of expenses to average net assets (%) (e)	0.83 (d)	0.83	0.83	0.82	0.83	0.82
Ratio of net investment income (loss) to average net assets (%)	1.57 (d)	1.60	1.48	1.22	1.54	1.61
Portfolio turnover rate (%)	7 (c)	14	13	8	13	12
Net assets, end of period (in millions)	$792.3	$809.8	$831.3	$1,030.7	$947.8	$948.8
Please see  following page for Financial Highlights footnote legend.
See accompanying notes to financial statements.
BHFTII-340

Brighthouse Funds Trust II
MFS® Value Portfolio
Financial Highlights
Selected per share data
	Class D
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$13.84	$14.84	$19.03	$15.56	$16.37	$13.76
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.12	0.24	0.26	0.24	0.24	0.27
Net realized and unrealized gain (loss)	0.78	0.78	(1.66)	3.67	0.17	3.69
Total income (loss) from investment operations	0.90	1.02	(1.40)	3.91	0.41	3.96
Less Distributions
Distributions from net investment income	(0.26)	(0.26)	(0.28)	(0.26)	(0.28)	(0.29)
Distributions from net realized capital gains	(1.37)	(1.76)	(2.51)	(0.18)	(0.94)	(1.06)
Total distributions	(1.63)	(2.02)	(2.79)	(0.44)	(1.22)	(1.35)
Net Asset Value, End of Period	$13.11	$13.84	$14.84	$19.03	$15.56	$16.37
Total Return (%) (b)	6.51 (c)	8.00	(6.02)	25.42	3.85	29.96
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.74 (d)	0.74	0.73	0.73	0.74	0.73
Net ratio of expenses to average net assets (%) (e)	0.68 (d)	0.68	0.68	0.67	0.68	0.67
Ratio of net investment income (loss) to average net assets (%)	1.72 (d)	1.75	1.64	1.37	1.69	1.76
Portfolio turnover rate (%)	7 (c)	14	13	8	13	12
Net assets, end of period (in millions)	$9.7	$10.0	$10.6	$12.7	$11.5	$12.6

	Class E
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$13.77	$14.77	$18.96	$15.50	$16.32	$13.71
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.12	0.23	0.25	0.23	0.23	0.26
Net realized and unrealized gain (loss)	0.77	0.79	(1.66)	3.66	0.16	3.70
Total income (loss) from investment operations	0.89	1.02	(1.41)	3.89	0.39	3.96
Less Distributions
Distributions from net investment income	(0.25)	(0.26)	(0.27)	(0.25)	(0.27)	(0.29)
Distributions from net realized capital gains	(1.37)	(1.76)	(2.51)	(0.18)	(0.94)	(1.06)
Total distributions	(1.62)	(2.02)	(2.78)	(0.43)	(1.21)	(1.35)
Net Asset Value, End of Period	$13.04	$13.77	$14.77	$18.96	$15.50	$16.32
Total Return (%) (b)	6.49 (c)	7.97	(6.10)	25.40	3.75	30.00
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.79 (d)	0.79	0.78	0.78	0.79	0.78
Net ratio of expenses to average net assets (%) (e)	0.73 (d)	0.73	0.73	0.72	0.73	0.72
Ratio of net investment income (loss) to average net assets (%)	1.68 (d)	1.70	1.59	1.32	1.64	1.71
Portfolio turnover rate (%)	7 (c)	14	13	8	13	12
Net assets, end of period (in millions)	$110.0	$113.9	$117.8	$140.1	$128.5	$132.8

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements).
See accompanying notes to financial statements.
BHFTII-341

Brighthouse Funds Trust II
Neuberger Berman Genesis Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—99.2% of Net Assets

Security Description	Shares	Value

Automobile Components — 0.8%
Fox Factory Holding Corp. (a)	95,014	$4,578,725
LCI Industries	23,039	2,381,772
		6,960,497
Banks — 5.9%
Bank of Hawaii Corp.	79,152	4,528,286
Community Financial System, Inc.	169,875	8,019,799
Cullen/Frost Bankers, Inc.	80,122	8,142,799
First Financial Bankshares, Inc.	199,370	5,887,396
Glacier Bancorp, Inc.	173,898	6,489,873
Lakeland Financial Corp.	66,598	4,097,109
Prosperity Bancshares, Inc.	112,544	6,880,940
Stock Yards Bancorp, Inc.	76,273	3,788,480
United Community Banks, Inc.	221,729	5,645,220
		53,479,902
Building Products — 2.8%
Armstrong World Industries, Inc.	23,627	2,675,521
CSW Industrials, Inc.	55,335	14,680,929
Hayward Holdings, Inc. (a)	432,345	5,317,844
Simpson Manufacturing Co., Inc.	13,164	2,218,529
		24,892,823
Capital Markets — 1.4%
Hamilton Lane, Inc. - Class A	39,764	4,914,035
Houlihan Lokey, Inc.	55,252	7,451,285
		12,365,320
Chemicals — 1.2%
Element Solutions, Inc.	314,051	8,517,063
Quaker Chemical Corp.	12,506	2,122,268
		10,639,331
Commercial Services & Supplies — 3.1%
Casella Waste Systems, Inc. - Class A (a)	41,168	4,084,689
Rollins, Inc.	160,473	7,829,478
Tetra Tech, Inc.	80,281	16,415,859
		28,330,026
Construction & Engineering — 2.7%
Arcosa, Inc.	101,406	8,458,275
Valmont Industries, Inc.	57,194	15,696,893
		24,155,168
Construction Materials — 1.7%
Eagle Materials, Inc.	71,333	15,512,074
Consumer Staples Distribution & Retail — 0.3%
Grocery Outlet Holding Corp. (a)	119,954	2,653,382
Containers & Packaging — 1.0%
AptarGroup, Inc.	66,733	9,396,674
Distributors — 1.2%
Pool Corp.	36,349	11,171,138
Security Description	Shares	Value
Diversified Consumer Services — 0.7%
Bright Horizons Family Solutions, Inc. (a)	60,598	$6,670,628
Electric Utilities — 0.3%
IDACORP, Inc.	24,427	2,275,375
Electronic Equipment, Instruments & Components — 3.8%
Advanced Energy Industries, Inc.	53,119	5,777,222
Littelfuse, Inc.	59,221	15,136,295
Novanta, Inc. (a)	51,978	8,478,132
Rogers Corp. (a)	42,659	5,145,102
		34,536,751
Energy Equipment & Services — 3.2%
Cactus, Inc. - Class A	104,101	5,490,287
Oceaneering International, Inc. (a)	284,447	6,730,016
Tidewater, Inc. (a)	131,129	12,484,792
Transocean Ltd. (a)	746,666	3,994,663
		28,699,758
Financial Services — 1.3%
Jack Henry & Associates, Inc.	37,373	6,204,665
Shift4 Payments, Inc. - Class A (a)	70,699	5,185,772
		11,390,437
Food Products — 0.7%
Simply Good Foods Co. (a)	72,275	2,611,296
Utz Brands, Inc.	232,717	3,872,411
		6,483,707
Health Care Equipment & Supplies — 3.0%
Atrion Corp.	2,377	1,075,426
Haemonetics Corp. (a)	180,586	14,939,880
UFP Technologies, Inc. (a)	40,096	10,580,131
		26,595,437
Health Care Providers & Services — 2.1%
Chemed Corp.	27,490	14,915,524
CorVel Corp. (a)	16,762	4,262,074
		19,177,598
Health Care Technology — 0.4%
Simulations Plus, Inc.	76,318	3,710,581
Hotels, Restaurants & Leisure — 1.7%
Texas Roadhouse, Inc.	87,622	15,045,574
Household Durables — 0.6%
Installed Building Products, Inc.	26,989	5,551,098
Household Products — 1.2%
Church & Dwight Co., Inc.	37,743	3,913,194
WD-40 Co.	31,072	6,824,654
		10,737,848
Insurance — 2.7%
AMERISAFE, Inc.	109,951	4,825,749
See accompanying notes to financial statements.
BHFTII-342

Brighthouse Funds Trust II
Neuberger Berman Genesis Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Insurance—(Continued)
Hagerty, Inc. - Class A (a)	246,450	$2,563,080
RLI Corp.	73,431	10,331,008
Stewart Information Services Corp.	72,073	4,474,292
White Mountains Insurance Group Ltd.	969	1,761,109
		23,955,238
Life Sciences Tools & Services — 3.8%
Bio-Techne Corp.	205,717	14,739,623
ICON PLC (a)	28,148	8,823,554
Stevanato Group SpA	227,963	4,180,841
West Pharmaceutical Services, Inc.	20,870	6,874,369
		34,618,387
Machinery — 13.9%
Crane Co.	42,308	6,133,814
Enerpac Tool Group Corp.	107,332	4,097,936
Enpro, Inc.	22,599	3,289,736
Esab Corp.	107,691	10,169,261
ESCO Technologies, Inc.	56,362	5,920,264
Federal Signal Corp.	56,856	4,757,142
Graco, Inc.	97,217	7,707,364
Hillman Solutions Corp. (a)	472,745	4,183,793
Kadant, Inc.	50,047	14,702,808
Lindsay Corp.	47,175	5,796,864
Nordson Corp.	30,413	7,053,991
Omega Flex, Inc.	26,256	1,346,408
RBC Bearings, Inc. (a)	63,031	17,004,503
SPX Technologies, Inc. (a)	94,470	13,427,966
Standex International Corp.	51,082	8,231,864
Toro Co.	117,251	10,964,141
		124,787,855
Marine Transportation — 2.4%
Kirby Corp. (a)	182,047	21,796,487
Media — 2.2%
Cable One, Inc.	9,022	3,193,788
Nexstar Media Group, Inc.	81,939	13,602,694
TechTarget, Inc. (a)	85,061	2,651,351
		19,447,833
Oil, Gas & Consumable Fuels — 3.2%
CNX Resources Corp. (a)	323,463	7,860,151
Matador Resources Co.	96,255	5,736,798
Sitio Royalties Corp. - Class A	346,741	8,186,555
Texas Pacific Land Corp.	4,403	3,232,991
Viper Energy, Inc.	101,446	3,807,268
		28,823,763
Pharmaceuticals — 0.4%
Amphastar Pharmaceuticals, Inc. (a)	97,930	3,917,200
Professional Services — 3.7%
CBIZ, Inc. (a)	62,228	4,611,095
CRA International, Inc.	37,538	6,464,794
Exponent, Inc.	143,687	13,667,508
Security Description	Shares	Value
Professional Services—(Continued)
FTI Consulting, Inc. (a)	37,563	$8,095,953
		32,839,350
Real Estate Management & Development — 1.8%
Colliers International Group, Inc.	19,693	2,198,724
FirstService Corp.	89,309	13,608,012
		15,806,736
Semiconductors & Semiconductor Equipment — 3.9%
Lattice Semiconductor Corp. (a)	246,160	14,274,819
MKS Instruments, Inc.	55,005	7,182,553
Power Integrations, Inc.	193,549	13,585,204
		35,042,576
Software — 12.8%
Aspen Technology, Inc. (a)	48,210	9,575,952
CommVault Systems, Inc. (a)	88,675	10,780,220
Computer Modelling Group Ltd.	246,658	2,365,450
Fair Isaac Corp. (a)	14,435	21,488,807
Manhattan Associates, Inc. (a)	82,087	20,249,221
Qualys, Inc. (a)	106,827	15,233,530
SPS Commerce, Inc. (a)	94,204	17,725,425
Tyler Technologies, Inc. (a)	20,528	10,321,068
Vertex, Inc. - Class A (a)	210,716	7,596,312
		115,335,985
Specialty Retail — 4.5%
Asbury Automotive Group, Inc. (a)	64,602	14,720,857
Floor & Decor Holdings, Inc. - Class A (a)	84,366	8,386,824
Tractor Supply Co.	30,096	8,125,920
Valvoline, Inc. (a)	53,654	2,317,853
Winmark Corp.	19,268	6,794,475
		40,345,929
Trading Companies & Distributors — 2.8%
Richelieu Hardware Ltd.	128,010	3,854,195
SiteOne Landscape Supply, Inc. (a)	35,076	4,258,577
Transcat, Inc. (a)	44,428	5,317,143
Watsco, Inc.	26,008	12,047,946
		25,477,861
Water Utilities — 0.0%
American States Water Co.	4,977	361,181
Total Common Stocks (Cost $556,396,014)		892,987,508
See accompanying notes to financial statements.
BHFTII-343

Brighthouse Funds Trust II
Neuberger Berman Genesis Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Short-Term Investments—0.9%

Security Description	Principal Amount*	Value

Repurchase Agreement—0.9%
Fixed Income Clearing Corp.
Repurchase Agreement dated 06/28/24 at 4.250%, due on 07/01/24, with a maturity value of $7,941,720; collateralized by U.S. Treasury Note at 4.875%, maturing 04/30/26, with a market value of $8,097,748	7,938,908	$7,938,908
Total Short-Term Investments (Cost $7,938,908)		7,938,908
Total Investments—100.1% (Cost $564,334,922)		900,926,416
Other assets and liabilities (net)—(0.1)%		(575,207)
Net Assets—100.0%		$900,351,209

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2024 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$61,653,489	$0	$115,206,646
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$892,987,508	$—	$—	$892,987,508
Total Short-Term Investments*	—	7,938,908	—	7,938,908
Total Investments	$892,987,508	$7,938,908	$—	$900,926,416

*	See Schedule of Investments for additional detailed categorizations.
Tax Cost Basis
The cost basis of investments for federal income tax purposes at June 30, 2024 was as follows:
Cost basis of investments	$564,627,077
Gross unrealized appreciation	369,977,615
Gross unrealized (depreciation)	(33,678,276)
Net unrealized appreciation (depreciation)	$336,299,339
See accompanying notes to financial statements.
BHFTII-344

Brighthouse Funds Trust II
Neuberger Berman Genesis Portfolio
Statement of Assets and Liabilities

June 30, 2024 (Unaudited)
Assets
Investments at value (a)	$900,926,416
Receivable for:
Investments sold	715,602
Fund shares sold	362,803
Dividends and interest	446,745
Prepaid expenses	7,129
Total Assets	902,458,695
Liabilities
Payable for:
Investments purchased	451,618
Fund shares redeemed	686,869
Accrued Expenses:
Management fees	561,902
Distribution and service fees	61,118
Deferred trustees’ fees	209,955
Other expenses	136,024
Total Liabilities	2,107,486
Net Assets	$900,351,209
Net Assets Consist of:
Paid in surplus	$521,103,695
Distributable earnings (Accumulated losses)	379,247,514
Net Assets	$900,351,209
Net Assets
Class A	$577,286,335
Class B	261,900,355
Class E	61,164,519
Capital Shares Outstanding*
Class A	33,600,595
Class B	16,004,304
Class E	3,667,100
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$17.18
Class B	16.36
Class E	16.68

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $564,334,922.
Statement of Operations

Six Months Ended June 30, 2024 (Unaudited)
Investment Income
Dividends (a)	$3,987,653
Interest	163,714
Total investment income	4,151,367
Expenses
Management fees	3,774,489
Administration fees	23,109
Custodian and accounting fees	36,465
Distribution and service fees—Class B	332,969
Distribution and service fees—Class E	47,386
Audit and tax services	23,300
Legal	22,509
Trustees’ fees and expenses	35,664
Shareholder reporting	37,579
Insurance	3,964
Miscellaneous	7,948
Total expenses	4,345,382
Less management fee waiver	(290,294)
Less broker commission recapture	(8,357)
Net expenses	4,046,731
Net Investment Income	104,636
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	43,307,957
Foreign currency transactions	(109)
Net realized gain (loss)	43,307,848
Net change in unrealized appreciation (depreciation) on investments	(16,338,363)
Net realized and unrealized gain (loss)	26,969,485
Net Increase (Decrease) in Net Assets From Operations	$27,074,121

(a)	Net of foreign withholding taxes of $14,265.
See accompanying notes to financial statements.
BHFTII-345

Brighthouse Funds Trust II
Neuberger Berman Genesis Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$104,636	$1,210,633
Net realized gain (loss)	43,307,848	87,445,942
Net change in unrealized appreciation (depreciation)	(16,338,363)	43,080,157
Increase (decrease) in net assets from operations	27,074,121	131,736,732
From Distributions to Shareholders
Class A	(56,575,893)	(51,424,650)
Class B	(26,527,607)	(24,209,465)
Class E	(6,124,704)	(5,813,703)
Total distributions	(89,228,204)	(81,447,818)
Increase (decrease) in net assets from capital share transactions	29,892,878	(8,695,362)
Total increase (decrease) in net assets	(32,261,205)	41,593,552
Net Assets
Beginning of period	932,612,414	891,018,862
End of period	$900,351,209	$932,612,414

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023
	Shares	Value	Shares	Value
Class A
Sales	267,114	$4,965,222	458,017	$8,073,333
Reinvestments	3,260,858	56,575,893	2,960,544	51,424,650
Redemptions	(2,084,754)	(39,176,843)	(3,618,864)	(65,270,485)
Net increase (decrease)	1,443,218	$22,364,272	(200,303)	$(5,772,502)
Class B
Sales	214,661	$3,799,222	682,055	$11,541,873
Reinvestments	1,604,816	26,527,607	1,454,022	24,209,465
Redemptions	(1,291,537)	(22,990,484)	(2,066,712)	(35,441,549)
Net increase (decrease)	527,940	$7,336,345	69,365	$309,789
Class E
Sales	47,633	$859,578	30,435	$523,699
Reinvestments	363,700	6,124,704	343,599	5,813,703
Redemptions	(376,234)	(6,792,021)	(550,244)	(9,570,051)
Net increase (decrease)	35,099	$192,261	(176,210)	$(3,232,649)
Increase (decrease) derived from capital shares transactions		$29,892,878		$(8,695,362)
See accompanying notes to financial statements.
BHFTII-346

Brighthouse Funds Trust II
Neuberger Berman Genesis Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$18.47	$17.51	$26.57	$24.01	$20.75	$18.56
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.01	0.04	0.04	(0.01)	0.03	0.05
Net realized and unrealized gain (loss)	0.56	2.57	(5.32)	4.26	4.74	5.19
Total income (loss) from investment operations	0.57	2.61	(5.28)	4.25	4.77	5.24
Less Distributions
Distributions from net investment income	(0.03)	(0.02)	0.00	(0.02)	(0.04)	(0.05)
Distributions from net realized capital gains	(1.83)	(1.63)	(3.78)	(1.67)	(1.47)	(3.00)
Total distributions	(1.86)	(1.65)	(3.78)	(1.69)	(1.51)	(3.05)
Net Asset Value, End of Period	$17.18	$18.47	$17.51	$26.57	$24.01	$20.75
Total Return (%) (b)	2.98 (c)	15.53	(19.15)	18.41	25.11	29.68
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.87 (d)	0.87	0.86	0.84	0.86	0.87
Net ratio of expenses to average net assets (%) (e)	0.81 (d)	0.80	0.81	0.83	0.85	0.85
Ratio of net investment income (loss) to average net assets (%)	0.11 (d)	0.22	0.18	(0.04)	0.17	0.23
Portfolio turnover rate (%)	7 (c)	16	13	10	12	11
Net assets, end of period (in millions)	$577.3	$593.9	$566.6	$767.1	$739.6	$670.9

	Class B
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$17.67	$16.84	$25.79	$23.39	$20.27	$18.18
Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.01)	(0.01)	(0.01)	(0.07)	(0.02)	(0.00) (f)
Net realized and unrealized gain (loss)	0.53	2.47	(5.16)	4.14	4.61	5.09
Total income (loss) from investment operations	0.52	2.46	(5.17)	4.07	4.59	5.09
Less Distributions
Distributions from net realized capital gains	(1.83)	(1.63)	(3.78)	(1.67)	(1.47)	(3.00)
Total distributions	(1.83)	(1.63)	(3.78)	(1.67)	(1.47)	(3.00)
Net Asset Value, End of Period	$16.36	$17.67	$16.84	$25.79	$23.39	$20.27
Total Return (%) (b)	2.84 (c)	15.20	(19.32)	18.12	24.76	29.41
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.12 (d)	1.12	1.11	1.09	1.11	1.12
Net ratio of expenses to average net assets (%) (e)	1.06 (d)	1.05	1.06	1.08	1.10	1.10
Ratio of net investment income (loss) to average net assets (%)	(0.14) (d)	(0.03)	(0.07)	(0.29)	(0.08)	(0.02)
Portfolio turnover rate (%)	7 (c)	16	13	10	12	11
Net assets, end of period (in millions)	$261.9	$273.5	$259.4	$356.0	$345.9	$313.9
Please see  following page for Financial Highlights footnote legend.
See accompanying notes to financial statements.
BHFTII-347

Brighthouse Funds Trust II
Neuberger Berman Genesis Portfolio
Financial Highlights
Selected per share data
	Class E
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$17.97	$17.08	$26.07	$23.61	$20.42	$18.30
Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.00) (f)	0.01	0.01	(0.05)	0.00 (f)	0.02
Net realized and unrealized gain (loss)	0.54	2.51	(5.22)	4.18	4.67	5.12
Total income (loss) from investment operations	0.54	2.52	(5.21)	4.13	4.67	5.14
Less Distributions
Distributions from net investment income	0.00	0.00	0.00	0.00	(0.01)	(0.02)
Distributions from net realized capital gains	(1.83)	(1.63)	(3.78)	(1.67)	(1.47)	(3.00)
Total distributions	(1.83)	(1.63)	(3.78)	(1.67)	(1.48)	(3.02)
Net Asset Value, End of Period	$16.68	$17.97	$17.08	$26.07	$23.61	$20.42
Total Return (%) (b)	2.91 (c)	15.35	(19.26)	18.21	24.96	29.49
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.02 (d)	1.02	1.01	0.99	1.01	1.02
Net ratio of expenses to average net assets (%) (e)	0.96 (d)	0.95	0.96	0.98	1.00	1.00
Ratio of net investment income (loss) to average net assets (%)	(0.04) (d)	0.06	0.03	(0.19)	0.02	0.08
Portfolio turnover rate (%)	7 (c)	16	13	10	12	11
Net assets, end of period (in millions)	$61.2	$65.3	$65.0	$91.1	$90.2	$82.5

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements).
(f)	Net investment income (loss) was less than $0.01.
See accompanying notes to financial statements.
BHFTII-348

Brighthouse Funds Trust II
T. Rowe Price Large Cap Growth Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—97.0% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 0.3%
Airbus SE	58,131	$8,015,431
Automobiles — 2.3%
Ferrari NV (a)	23,919	9,767,802
Rivian Automotive, Inc. - Class A (a) (b)	915,785	12,289,835
Tesla, Inc. (b)	155,690	30,807,937
		52,865,574
Biotechnology — 0.7%
Argenx SE (ADR) (b)	27,943	12,016,608
Legend Biotech Corp. (ADR) (a) (b)	122,363	5,419,457
		17,436,065
Broadline Retail — 8.9%
Amazon.com, Inc. (b)	993,550	192,003,538
Coupang, Inc. (a) (b)	673,339	14,106,452
		206,109,990
Capital Markets — 0.8%
Charles Schwab Corp.	249,370	18,376,075
Chemicals — 0.5%
Linde PLC	24,124	10,585,853
Consumer Staples Distribution & Retail — 0.7%
Dollar General Corp.	127,906	16,913,010
Electrical Equipment — 0.3%
Rockwell Automation, Inc. (a)	29,496	8,119,659
Electronic Equipment, Instruments & Components — 0.9%
Amphenol Corp. - Class A	50,860	3,426,438
Teledyne Technologies, Inc. (b)	46,622	18,088,404
		21,514,842
Entertainment — 2.5%
Netflix, Inc. (b)	61,387	41,428,859
Spotify Technology SA (a) (b)	48,831	15,322,679
		56,751,538
Financial Services — 5.2%
Fiserv, Inc. (b)	97,303	14,502,039
Mastercard, Inc. - Class A	108,291	47,773,657
Visa, Inc. - Class A (a)	217,559	57,102,711
		119,378,407
Ground Transportation — 1.6%
Old Dominion Freight Line, Inc. (a)	63,544	11,221,870
Uber Technologies, Inc. (b)	367,738	26,727,198
		37,949,068
Health Care Equipment & Supplies — 2.2%
IDEXX Laboratories, Inc. (b)	6,800	3,312,960
Intuitive Surgical, Inc. (b)	82,941	36,896,304
Security Description	Shares	Value
Health Care Equipment & Supplies—(Continued)
Stryker Corp.	30,030	$10,217,707
		50,426,971
Health Care Providers & Services — 2.1%
Cigna Group	46,505	15,373,158
UnitedHealth Group, Inc.	66,525	33,878,521
		49,251,679
Hotels, Restaurants & Leisure — 1.5%
Booking Holdings, Inc.	2,247	8,901,491
Chipotle Mexican Grill, Inc. (b)	316,700	19,841,255
Starbucks Corp.	87,800	6,835,230
		35,577,976
Insurance — 0.5%
Chubb Ltd.	44,942	11,463,805
Interactive Media & Services — 12.9%
Alphabet, Inc. - Class A	854,420	155,632,603
Alphabet, Inc. - Class C	101,473	18,612,178
Meta Platforms, Inc. - Class A	222,980	112,430,976
Pinterest, Inc. - Class A (a) (b)	248,118	10,934,560
		297,610,317
IT Services — 1.2%
MongoDB, Inc. (b)	9,075	2,268,387
Shopify, Inc. - Class A (a) (b)	349,200	23,064,660
Stripe, Inc. - Class B † (b) (c) (d)	63,278	1,645,228
		26,978,275
Life Sciences Tools & Services — 1.2%
Danaher Corp. (a)	75,165	18,779,975
Thermo Fisher Scientific, Inc.	14,425	7,977,025
		26,757,000
Pharmaceuticals — 3.7%
Eli Lilly & Co.	93,733	84,863,984
Semiconductors & Semiconductor Equipment — 16.6%
Advanced Micro Devices, Inc. (b)	97,581	15,828,614
ASML Holding NV	34,710	35,498,958
Broadcom, Inc.	8,100	13,004,793
Intel Corp.	229,100	7,095,227
Lam Research Corp.	16,093	17,136,631
NVIDIA Corp.	2,278,555	281,492,685
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	77,968	13,551,618
		383,608,526
Software — 21.7%
Adobe, Inc. (b)	48,826	27,124,796
Atlassian Corp. - Class A (b)	82,483	14,589,593
Autodesk, Inc. (b)	59,592	14,746,040
Dynatrace, Inc. (a) (b)	176,657	7,903,634
Epic Games, Inc. † (b) (c) (d)	7,488	4,516,761
Fortinet, Inc. (b)	189,621	11,428,458
BHFTII-349

Brighthouse Funds Trust II
T. Rowe Price Large Cap Growth Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—(Continued)
Short-Term Investments—0.0%
Security Description	Shares	Value
Software—(Continued)
Intuit, Inc.	50,670	$33,300,831
Magic Leap, Inc. - Class A † (b) (c) (d)	10,914	0
Microsoft Corp.	677,085	302,623,141
Monday.com Ltd. (b)	3,511	845,308
Roper Technologies, Inc.	29,959	16,886,690
Salesforce, Inc.	46,979	12,078,301
ServiceNow, Inc. (b)	47,404	37,291,305
Synopsys, Inc. (b)	30,700	18,268,342
		501,603,200
Specialty Retail — 0.2%
Floor & Decor Holdings, Inc. - Class A (a) (b)	48,023	4,773,966
Technology Hardware, Storage & Peripherals — 8.5%
Apple, Inc.	929,647	195,802,251
Total Common Stocks (Cost $1,127,283,242)		2,242,733,462

Convertible Preferred Stocks—0.9%
Automobiles — 0.3%
GM Cruise Holdings LLC - Class F † (b) (c) (d)	196,100	1,145,224
Nuro, Inc. - Series C † (b) (c) (d)	179,741	735,141
Sila Nanotechnologies, Inc. - Series F † (b) (c) (d)	52,110	1,018,948
Sila Nanotechnologies, Inc. - Series G † (b) (c) (d)	109,913	1,804,424
Waymo LLC - Series A-2 † (b) (c) (d)	26,511	1,635,729
		6,339,466
Commercial Services & Supplies — 0.2%
Redwood Materials- Series D † (b) (c) (d)	110,579	5,697,030
Consumer Staples Distribution & Retail — 0.1%
Rappi, Inc.- Series E † (b) (c) (d)	52,748	1,198,435
Financial Services — 0.1%
ANT Group Co. Ltd. † (b) (c) (d)	2,959,806	2,985,260
Software — 0.2%
Celonis SE - Series D † (b) (c) (d)	1,177	211,107
Databricks, Inc. - Series I † (b) (c) (d)	68,560	4,947,975
		5,159,082
Total Convertible Preferred Stocks (Cost $29,021,119)		21,379,273

Preferred Stocks—0.3%
Life Sciences Tools & Services — 0.3%
Sartorius AG (Cost $11,833,267)	31,770	7,445,935

Security Description	Shares/ Principal Amount*	Value

Mutual Funds—0.0%
T. Rowe Price Government Reserve Fund, 5.370% (e) (f)	53,342	$53,342
Total Short-Term Investments (Cost $53,342)		53,342

Securities Lending Reinvestments (g)—2.5%
Certificates of Deposit—1.1%
Bank of America Corp.
5.570%, SOFR + 0.230%, 07/08/24 (h)	1,000,000	1,000,034
Bank of Montreal
5.640%, SOFR + 0.300%, 03/04/25 (h)	1,000,000	1,000,005
Bank of Nova Scotia
5.650%, SOFR + 0.310%, 03/19/25 (h)	2,000,000	1,999,992
BNP Paribas SA
5.560%, SOFR + 0.220%, 11/07/24 (h)	1,000,000	1,000,141
Canadian Imperial Bank of Commerce (NY)
5.700%, SOFR + 0.360%, 01/09/25 (h)	1,000,000	1,000,848
Credit Industriel et Commercial
5.515%, 10/17/24	1,000,000	1,000,045
DZ Bank AG (NY)
5.550%, SOFR + 0.210%, 10/28/24 (h)	1,000,000	1,000,066
Mitsubishi UFJ Trust & Banking Corp.
5.570%, SOFR + 0.240%, 07/11/24 (h)	1,000,000	1,000,032
Mizuho Bank Ltd.
5.570%, SOFR + 0.230%, 11/12/24 (h)	2,000,000	2,000,518
MUFG Bank Ltd. (London)
5.510%, SOFR + 0.200%, 09/23/24 (h)	2,000,000	2,000,004
Nordea Bank Abp
5.460%, SOFR + 0.120%, 07/15/24 (h)	2,000,000	2,000,034
Oversea-Chinese Banking Corp. Ltd.
5.460%, SOFR + 0.120%, 07/19/24 (h)	2,000,000	1,999,944
5.510%, SOFR + 0.170%, 09/16/24 (h)	2,000,000	1,999,934
Royal Bank of Canada
5.880%, FEDEFF PRV + 0.550%, 09/20/24 (h)	2,000,000	2,001,544
Sumitomo Mitsui Banking Corp.
5.570%, SOFR + 0.230%, 07/11/24 (h)	1,000,000	1,000,048
Toronto-Dominion Bank
5.720%, SOFR + 0.380%, 01/08/25 (h)	1,000,000	1,000,031
Westpac Banking Corp.
5.890%, SOFR + 0.550%, 10/11/24 (h)	1,000,000	1,001,007
		24,004,227
Commercial Paper—0.1%
ING U.S. Funding LLC
5.550%, SOFR + 0.210%, 10/24/24 (h)	1,000,000	1,000,192
5.570%, SOFR + 0.230%, 11/20/24 (h)	1,000,000	1,000,196
		2,000,388
Repurchase Agreements—1.3%
Bank of Nova Scotia
Repurchase Agreement dated 06/28/24 at 5.450%, due on 07/01/24 with a maturity value of $2,000,908; collateralized by various Common Stock with an aggregate market value of $2,230,275	2,000,000	2,000,000
BHFTII-350

Brighthouse Funds Trust II
T. Rowe Price Large Cap Growth Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Securities Lending Reinvestments (g)—(Continued)
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
BofA Securities, Inc.
Repurchase Agreement dated 06/28/24 at 5.300%, due on 07/01/24 with a maturity value of $5,488,732; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 01/15/28 - 05/15/49, and an aggregate market value of $5,596,035	5,486,309	$5,486,309
Citigroup Global Markets, Inc.
Repurchase Agreement dated 06/28/24 at 5.620%, due on 08/02/24 with a maturity value of $7,038,247; collateralized by various Common Stock with an aggregate market value of $7,700,005	7,000,000	7,000,000
National Bank of Canada
Repurchase Agreement dated 06/28/24 at 5.450%, due on 07/05/24 with a maturity value of $10,010,597; collateralized by various Common Stock with an aggregate market value of $11,154,846	10,000,000	10,000,000
Repurchase Agreement dated 06/28/24 at 5.470%, due on 07/01/24 with a maturity value of $1,000,456; collateralized by various Common Stock with an aggregate market value of $1,115,501	1,000,000	1,000,000
Royal Bank of Canada Toronto
Repurchase Agreement dated 06/28/24 at 5.590%, due on 08/02/24 with a maturity value of $3,016,304; collateralized by various Common Stock with an aggregate market value of $3,333,851	3,000,000	3,000,000
TD Prime Services LLC
Repurchase Agreement dated 06/28/24 at 5.420%, due on 07/01/24 with a maturity value of $2,000,903; collateralized by various Common Stock with an aggregate market value of $2,200,994	2,000,000	2,000,000
		30,486,309
Total Securities Lending Reinvestments (Cost $56,486,309)		56,490,924
Total Investments—100.7% (Cost $1,224,677,279)		2,328,102,936
Other assets and liabilities (net)—(0.7)%		(15,628,416)
Net Assets—100.0%		$2,312,474,520

*	Principal amount stated in U.S. dollars unless otherwise noted.
†
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of June 30, 2024, the market value of restricted securities was $27,541,262, which is 1.2% of net assets. See  details shown in the Restricted Securities table that follows.

(a)
All or a portion of the security was held on loan. As of June 30, 2024, the market value of securities loaned was $91,175,856 and the collateral received consisted of cash in the amount of
$56,486,309 and non-cash collateral with a value of $38,519,168. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and
Liabilities.

(b)	Non-income producing security.
(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of June 30, 2024, these securities represent 1.2% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	Affiliated Issuer. (See below for a summary of transactions in securities of affiliated issuers.)
(f)	The rate shown represents the annualized seven-day yield as of June 30, 2024.
(g)	Represents investment of cash collateral received from securities on loan as of June 30, 2024.
(h)
Variable or floating rate security. The stated rate represents the rate at June 30, 2024. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

BHFTII-351

Brighthouse Funds Trust II
T. Rowe Price Large Cap Growth Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)

Restricted Securities	Acquisition Date	Shares	Cost	Value
ANT Group Co. Ltd.	08/14/23	2,959,806	$2,959,806	$2,985,260
Celonis SE - Series D	10/04/22	1,177	435,243	211,107
Databricks, Inc. - Series I	09/14/23	68,560	5,039,160	4,947,975
Epic Games, Inc.	06/18/20	7,488	4,310,738	4,516,761
GM Cruise Holdings LLC - Class F	05/07/19	196,100	3,578,825	1,145,224
Magic Leap, Inc. - Class A	01/20/16-10/12/17	10,914	5,305,346	0
Nuro, Inc. - Series C	10/30/20	179,741	2,346,447	735,141
Rappi, Inc. - Series E	09/08/20-09/24/20	52,748	3,151,484	1,198,435
Redwood Materials - Series D	06/02/23	110,579	5,278,584	5,697,030
Sila Nanotechnologies, Inc. - Series F	01/07/21	52,110	2,150,725	1,018,948
Sila Nanotechnologies, Inc. - Series G	06/26/24	109,913	1,804,420	1,804,424
Stripe, Inc. - Class B	12/17/19	63,278	992,832	1,645,228
Waymo LLC - Series A-2	05/08/20	26,511	2,276,425	1,635,729
				$27,541,262
Transactions in Securities of Affiliated Issuers
A summary of the Portfolio’s transactions in the securities of affiliated issuers during the six months ended June 30, 2024 is as follows:
Security Description	Market Value December 31, 2023	Purchases	Sales	Ending Value as of June 30, 2024
T. Rowe Price Government Reserve Fund	$7,856,074	$146,041,694	$(153,844,426)	$53,342

Security Description	Income earned from affiliates during the period	Number of shares held at June 30, 2024
T. Rowe Price Government Reserve Fund	$191,596	53,342
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2024 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$317,424,842	$0	$604,924,988
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2024
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(56,486,309)	$—	$—	$—	$(56,486,309)
Gross amount of recognized liabilities for securities lending transactions					$(56,486,309)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$—	$8,015,431	$—	$8,015,431
Automobiles	52,865,574	—	—	52,865,574
BHFTII-352

Brighthouse Funds Trust II
T. Rowe Price Large Cap Growth Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Biotechnology	$17,436,065	$—	$—	$17,436,065
Broadline Retail	206,109,990	—	—	206,109,990
Capital Markets	18,376,075	—	—	18,376,075
Chemicals	10,585,853	—	—	10,585,853
Consumer Staples Distribution & Retail	16,913,010	—	—	16,913,010
Electrical Equipment	8,119,659	—	—	8,119,659
Electronic Equipment, Instruments & Components	21,514,842	—	—	21,514,842
Entertainment	56,751,538	—	—	56,751,538
Financial Services	119,378,407	—	—	119,378,407
Ground Transportation	37,949,068	—	—	37,949,068
Health Care Equipment & Supplies	50,426,971	—	—	50,426,971
Health Care Providers & Services	49,251,679	—	—	49,251,679
Hotels, Restaurants & Leisure	35,577,976	—	—	35,577,976
Insurance	11,463,805	—	—	11,463,805
Interactive Media & Services	297,610,317	—	—	297,610,317
IT Services	25,333,047	—	1,645,228	26,978,275
Life Sciences Tools & Services	26,757,000	—	—	26,757,000
Pharmaceuticals	84,863,984	—	—	84,863,984
Semiconductors & Semiconductor Equipment	383,608,526	—	—	383,608,526
Software	497,086,439	—	4,516,761	501,603,200
Specialty Retail	4,773,966	—	—	4,773,966
Technology Hardware, Storage & Peripherals	195,802,251	—	—	195,802,251
Total Common Stocks	2,228,556,042	8,015,431	6,161,989	2,242,733,462
Total Convertible Preferred Stocks*	—	—	21,379,273	21,379,273
Total Preferred Stocks*	—	7,445,935	—	7,445,935
Total Short-Term Investments*	53,342	—	—	53,342
Total Securities Lending Reinvestments*	—	56,490,924	—	56,490,924
Total Investments	$2,228,609,384	$71,952,290	$27,541,262	$2,328,102,936
Collateral for Securities Loaned (Liability)	$—	$(56,486,309)	$—	$(56,486,309)

*	See Schedule of Investments for additional detailed categorizations.
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of December 31, 2023	Purchases	Change in Unrealized Appreciation/ (Depreciation)	Balance as of June 30, 2024	Change in Unrealized Appreciation/ (Depreciation) from Investments Held at June 30, 2024
Common Stocks
IT Services	$1,413,631	$—	$231,597	$1,645,228	$231,597
Software	3,576,989	—	939,772	4,516,761	939,772
Convertible Preferred Stocks
Automobiles	4,449,608	1,804,420	85,438	6,339,466	85,438
Commercial Services & Supplies	5,278,580	—	418,450	5,697,030	418,450
Consumer Staples Distribution & Retail	1,198,435	—	—	1,198,435	—
Financial Services	2,898,242	—	87,018	2,985,260	87,018
Software	5,516,378	—	2,704	5,159,082	2,704
	$24,331,863	$1,804,420	$1,764,979	$27,541,262	$1,764,979
BHFTII-353

Brighthouse Funds Trust II
T. Rowe Price Large Cap Growth Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)

	Fair Value at June 30, 2024	Valuation Technique(s)	Unobservable Input	Range		Weighted Average	Relationship Between Fair Value and Input; if input value increases then Fair Value:
Common Stock
IT Services	$1,645,228	Market Transaction Method	Precedent Transaction	$26.00	$26.00	$26.00	Increase
Software	4,516,761	Comparable Company Analysis	Enterprise Value/Sales	5.6x	6.4x	6.0X	Increase
			Enterprise Value/Gross Profit	7.9x	9.0x	8.5x	Increase
			Discount for Lack of Marketability	10.00%	10.00%	10.00%	Decrease
	0	Liquidation Analysis	Expected Payout	$0.00	$0.00	$0.00	Increase
Convertible Preferred Stocks
Automobiles	1,145,224	Discounted Projected Multiple	Forward Enterprise Value/Sales	3.5x	5.3x	4.4x	Increase
			Discount Rate	35.00%	35.00%	35.00%	Decrease
			Discount for Lack of Marketability	10.00%	10.00%	10.00%	Decrease
	735,141	Comparable Company Analysis	Market Comparable Adjustment	-80.00%	-80.00%	-80.00%	Decrease
	2,823,372	Market Transaction Method	Precedent Transaction	$16.42	$16.42	$16.42	Increase
			Anti-Dilution Conversion Ratio	1.00x	1.19x	1.07x	Increase
	1,635,729	Market Transaction Method	Precedent Transaction	$78.20	$78.20	$78.20	Increase
		Discounted Projected Multiple	Forward Enterprise Value/Sales	3.0x	4.3x	3.7x	Increase
			Discount Rate	30.00%	30.00%	30.00%	Decrease
			Discount for Lack of Marketability	10.00%	10.00%	10.00%	Decrease
Commercial Services & Supplies	5,697,030	Market Transaction Method	Precedent Transactions	$47.74	$54.00	$50.87	Increase
		Calibration Model	Calculated Enterprise Value/Sales	0.5x	0.5x	0.5x	Increase
			Calculated Enterprise Value/EBITDA	5.2x	5.2x	5.2x	Increase
			Implied Discount	25.00%	25.00%	25.00%	Decrease
Consumer Staples Distribution & Retail	1,198,435	Comparable Company Analysis	Enterprise Value/GMV	0.5x	0.6x	0.6x	Increase
			Enterprise Value/Gross Profit	5.0x	6.0x	5.5x	Increase
			Enterprise Value/EBITDA	14.5x	23.1x	18.8x	Increase
			Discount for Lack of Marketability	10.00%	10.00%	10.00%	Decrease
Financial Services	2,985,260	Discounted Cash Flow	Contingent Payment Owed	70.00%	70.00%	70.00%	Increase
			Accrued Interest Rate	3.55%	3.55%	3.55%	Increase
			Discount Rate	5.68%	5.68%	5.68%	Decrease
Software	211,107	Comparable Company Analysis	Enterprise Value/Sales	9.6x	11.6x	10.6x	Increase
			Enterprise Value/Gross Profit	11.9x	14.4x	13.2x	Increase
			Discount for Lack of Marketability	10.00%	10.00%	10.00%	Decrease
	4,947,975	Market Transaction Method	Precedent Transactions	$65.00	$65.00	$65.00	Increase
		Comparable Company Analysis	Enterprise Value/Sales	11.0x	17.0x	14.0x	Increase
			Discount for Lack of Marketability	11.00%	11.00%	11.00%	Decrease
		Discounted Cash Flow	Weighted Average Cost of Capital	15.00%	15.00%	15.00%	Decrease
			Terminal Year Revenue Multiple	4.7x	4.7x	4.7x	Increase
Tax Cost Basis
The cost basis of investments for federal income tax purposes at June 30, 2024 was as follows:
Cost basis of investments	$1,235,755,034
Gross unrealized appreciation	1,141,267,237
Gross unrealized (depreciation)	(48,919,335)
Net unrealized appreciation (depreciation)	$1,092,347,902
BHFTII-354

Brighthouse Funds Trust II
T. Rowe Price Large Cap Growth Portfolio
Statement of Assets and Liabilities

June 30, 2024 (Unaudited)
Assets
Investments at value (a) (b)	$2,328,049,594
Affiliated investments at value (c)	53,342
Cash	1,914,513
Cash denominated in foreign currencies (d)	139,593
Receivable for:
Investments sold	53,917,712
Fund shares sold	266,252
Dividends	244,912
Dividends on affiliated investments	130,815
Prepaid expenses	17,319
Total Assets	2,384,734,052
Liabilities
Collateral for securities loaned	56,486,309
Payable for:
Investments purchased	8,090,190
Affiliated investments purchased	53,242
Fund shares redeemed	6,045,454
Accrued Expenses:
Management fees	975,085
Distribution and service fees	217,526
Deferred trustees’ fees	209,955
Other expenses	181,771
Total Liabilities	72,259,532
Net Assets	$2,312,474,520
Net Assets Consist of:
Paid in surplus	$1,044,208,880
Distributable earnings (Accumulated losses)	1,268,265,640
Net Assets	$2,312,474,520
Net Assets
Class A	$1,225,948,025
Class B	1,049,144,033
Class E	37,382,462
Capital Shares Outstanding*
Class A	51,671,687
Class B	46,782,125
Class E	1,620,462
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$23.73
Class B	22.43
Class E	23.07

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding affiliated investments, was $1,224,623,937.
(b)	Includes securities loaned at value of $91,175,856.
(c)	Identified cost of affiliated investments was $53,342.
(d)	Identified cost of cash denominated in foreign currencies was $139,515.
Statement of Operations

Six Months Ended June 30, 2024 (Unaudited)
Investment Income
Dividends (a)	$5,315,257
Dividends from affiliated investments	191,596
Securities lending income	114,452
Total investment income	5,621,305
Expenses
Management fees	6,699,743
Administration fees	48,364
Custodian and accounting fees	59,266
Distribution and service fees—Class B	1,250,138
Distribution and service fees—Class E	26,847
Audit and tax services	29,755
Legal	22,509
Trustees’ fees and expenses	35,664
Shareholder reporting	38,049
Insurance	9,525
Miscellaneous	11,293
Total expenses	8,231,153
Less management fee waiver	(941,511)
Net expenses	7,289,642
Net Investment Loss	(1,668,337)
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	177,929,413
Foreign currency transactions	6,620
Net realized gain (loss)	177,936,033
Net change in unrealized appreciation (depreciation) on:
Investments	252,160,403
Foreign currency transactions	86
Net change in unrealized appreciation (depreciation)	252,160,489
Net realized and unrealized gain (loss)	430,096,522
Net Increase (Decrease) in Net Assets From Operations	$428,428,185

(a)	Net of foreign withholding taxes of $68,724.
BHFTII-355

Brighthouse Funds Trust II
T. Rowe Price Large Cap Growth Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$(1,668,337)	$(2,075,810)
Net realized gain (loss)	177,936,033	195,734,876
Net change in unrealized appreciation (depreciation)	252,160,489	568,165,822
Increase (decrease) in net assets from operations	428,428,185	761,824,888
From Distributions to Shareholders
Class A	(67,002,647)	0
Class B	(59,811,108)	0
Class E	(2,068,961)	0
Total distributions	(128,882,716)	0
Increase (decrease) in net assets from capital share transactions	(126,433,480)	(347,909,887)
Total increase (decrease) in net assets	173,111,989	413,915,001
Net Assets
Beginning of period	2,139,362,531	1,725,447,530
End of period	$2,312,474,520	$2,139,362,531

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023
	Shares	Value	Shares	Value
Class A
Sales	394,269	$8,944,555	2,535,682	$41,954,459
Reinvestments	2,846,332	67,002,647	0	0
Redemptions	(7,272,336)	(166,579,936)	(13,590,400)	(247,229,763)
Net increase (decrease)	(4,031,735)	$(90,632,734)	(11,054,718)	$(205,275,304)
Class B
Sales	859,109	$18,697,843	2,596,348	$43,211,852
Reinvestments	2,688,140	59,811,108	0	0
Redemptions	(5,196,741)	(112,652,850)	(10,659,879)	(181,785,768)
Net increase (decrease)	(1,649,492)	$(34,143,899)	(8,063,531)	$(138,573,916)
Class E
Sales	17,814	$394,835	57,910	$989,546
Reinvestments	90,387	2,068,961	0	0
Redemptions	(186,158)	(4,120,643)	(290,887)	(5,050,213)
Net increase (decrease)	(77,957)	$(1,656,847)	(232,977)	$(4,060,667)
Increase (decrease) derived from capital shares transactions		$(126,433,480)		$(347,909,887)
BHFTII-356

Brighthouse Funds Trust II
T. Rowe Price Large Cap Growth Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$20.70	$14.10	$30.81	$28.79	$22.93	$20.71
Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.00) (b)	0.00 (b)	(0.02)	(0.06)	(0.01)	0.06
Net realized and unrealized gain (loss)	4.37	6.60	(12.17)	5.55	7.90	5.91
Total income (loss) from investment operations	4.37	6.60	(12.19)	5.49	7.89	5.97
Less Distributions
Distributions from net investment income	0.00	0.00	0.00	0.00	(0.06)	(0.10)
Distributions from net realized capital gains	(1.34)	0.00	(4.52)	(3.47)	(1.97)	(3.65)
Distributions from return of capital	0.00	0.00	(0.00) (c)	0.00	0.00	0.00
Total distributions	(1.34)	0.00	(4.52)	(3.47)	(2.03)	(3.75)
Net Asset Value, End of Period	$23.73	$20.70	$14.10	$30.81	$28.79	$22.93
Total Return (%) (d)	21.12 (e)	46.81	(40.46)	20.22	36.95	30.99
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.62 (f)	0.63	0.62	0.62	0.63	0.63
Net ratio of expenses to average net assets (%) (g) (h)	0.54 (f)	0.54	0.55	0.54	0.55	0.55
Ratio of net investment income (loss) to average net assets (%)	(0.04) (f)	0.01	(0.10)	(0.21)	(0.05)	0.26
Portfolio turnover rate (%)	14 (e)	31	31	21	33	26
Net assets, end of period (in millions)	$1,225.9	$1,153.2	$941.0	$1,503.7	$1,507.0	$1,427.4

	Class B
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$19.65	$13.42	$29.74	$27.96	$22.32	$20.25
Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.03)	(0.04)	(0.06)	(0.14)	(0.07)	0.00 (b)
Net realized and unrealized gain (loss)	4.15	6.27	(11.74)	5.39	7.68	5.76
Total income (loss) from investment operations	4.12	6.23	(11.80)	5.25	7.61	5.76
Less Distributions
Distributions from net investment income	0.00	0.00	0.00	0.00	(0.00) (i)	(0.04)
Distributions from net realized capital gains	(1.34)	0.00	(4.52)	(3.47)	(1.97)	(3.65)
Distributions from return of capital	0.00	0.00	(0.00) (c)	0.00	0.00	0.00
Total distributions	(1.34)	0.00	(4.52)	(3.47)	(1.97)	(3.69)
Net Asset Value, End of Period	$22.43	$19.65	$13.42	$29.74	$27.96	$22.32
Total Return (%) (d)	20.97 (e)	46.42 (j)	(40.67)	19.95	36.64	30.59
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.87 (f)	0.88	0.87	0.87	0.88	0.88
Net ratio of expenses to average net assets (%) (g) (h)	0.79 (f)	0.79	0.80	0.79	0.80	0.80
Ratio of net investment income (loss) to average net assets (%)	(0.28) (f)	(0.24)	(0.35)	(0.46)	(0.30)	0.01
Portfolio turnover rate (%)	14 (e)	31	31	21	33	26
Net assets, end of period (in millions)	$1,049.1	$951.9	$757.9	$1,266.1	$1,175.6	$973.6
Please see  following page for Financial Highlights footnote legend.
BHFTII-357

Brighthouse Funds Trust II
T. Rowe Price Large Cap Growth Portfolio
Financial Highlights
Selected per share data
	Class E
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$20.18	$13.76	$30.29	$28.39	$22.63	$20.49
Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.02)	(0.02)	(0.05)	(0.11)	(0.05)	0.02
Net realized and unrealized gain (loss)	4.25	6.44	(11.96)	5.48	7.80	5.84
Total income (loss) from investment operations	4.23	6.42	(12.01)	5.37	7.75	5.86
Less Distributions
Distributions from net investment income	0.00	0.00	0.00	0.00	(0.02)	(0.07)
Distributions from net realized capital gains	(1.34)	0.00	(4.52)	(3.47)	(1.97)	(3.65)
Distributions from return of capital	0.00	0.00	(0.00) (c)	0.00	0.00	0.00
Total distributions	(1.34)	0.00	(4.52)	(3.47)	(1.99)	(3.72)
Net Asset Value, End of Period	$23.07	$20.18	$13.76	$30.29	$28.39	$22.63
Total Return (%) (d)	21.02 (e)	46.66	(40.58)	20.08	36.79	30.70
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.77 (f)	0.78	0.77	0.77	0.78	0.78
Net ratio of expenses to average net assets (%) (g) (h)	0.69 (f)	0.69	0.70	0.69	0.70	0.70
Ratio of net investment income (loss) to average net assets (%)	(0.19) (f)	(0.14)	(0.25)	(0.36)	(0.20)	0.11
Portfolio turnover rate (%)	14 (e)	31	31	21	33	26
Net assets, end of period (in millions)	$37.4	$34.3	$26.6	$53.4	$51.6	$42.0

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Net investment income (loss) was less than $0.01.
(c)	Distributions from return of capital were less than $0.01.
(d)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(e)	Periods less than one year are not computed on an annualized basis.
(f)	Computed on an annualized basis.
(g)
The effect of the voluntary portion of the waiver on the net ratio of expenses to average net assets was 0.02% for the six months ended June 30, 2024 and for the years ended December 31, 2023 and
2022, 0.03% for year ended December 31, 2021, and 0.02% for the years ended December 31, 2020 and 2019 (see Note 5 of the Notes to Financial Statements).

(h)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements).
(i)	Distributions from net investment income were less than $0.01.
(j)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

BHFTII-358

Brighthouse Funds Trust II
T. Rowe Price Small Cap Growth Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—99.3% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 2.7%
Cadre Holdings, Inc.	48,100	$1,614,236
Curtiss-Wright Corp.	45,606	12,358,314
Leonardo DRS, Inc. (a)	257,656	6,572,805
Loar Holdings, Inc. (a) (b)	17,721	946,479
Moog, Inc. - Class A	6,558	1,097,153
Woodward, Inc.	54,133	9,439,712
		32,028,699
Air Freight & Logistics — 0.4%
GXO Logistics, Inc. (a)	86,229	4,354,564
Automobile Components — 0.4%
Patrick Industries, Inc.	33,032	3,585,624
Visteon Corp. (a)	12,790	1,364,693
		4,950,317
Banks — 0.5%
Bancorp, Inc. (a) (b)	89,680	3,386,317
ServisFirst Bancshares, Inc.	34,200	2,161,098
		5,547,415
Beverages — 0.9%
Celsius Holdings, Inc. (a) (b)	37,861	2,161,484
Coca-Cola Consolidated, Inc.	7,443	8,075,655
		10,237,139
Biotechnology — 10.2%
ACADIA Pharmaceuticals, Inc. (a)	56,664	920,790
ADMA Biologics, Inc. (a) (b)	213,900	2,391,402
Agios Pharmaceuticals, Inc. (a)	49,140	2,118,917
Akero Therapeutics, Inc. (a)	51,448	1,206,970
Alkermes PLC (a) (b)	127,463	3,071,858
Amicus Therapeutics, Inc. (a)	148,739	1,475,491
Arcellx, Inc. (a) (b)	25,200	1,390,788
Avidity Biosciences, Inc. (a)	133,364	5,447,919
Biohaven Ltd. (a)	107,835	3,742,953
Blueprint Medicines Corp. (a) (b)	68,634	7,397,373
Bridgebio Pharma, Inc. (a) (b)	84,700	2,145,451
Catalyst Pharmaceuticals, Inc. (a) (b)	135,800	2,103,542
Celldex Therapeutics, Inc. (a)	41,464	1,534,583
Crinetics Pharmaceuticals, Inc. (a) (b)	77,984	3,492,903
CRISPR Therapeutics AG (a) (b)	41,176	2,223,916
Cytokinetics, Inc. (a) (b)	74,916	4,058,949
Day One Biopharmaceuticals, Inc. (a)	36,371	501,192
Denali Therapeutics, Inc. (a)	76,232	1,770,107
Disc Medicine, Inc. (a)	9,329	420,458
Dyne Therapeutics, Inc. (a)	45,200	1,595,108
Exelixis, Inc. (a)	203,185	4,565,567
Halozyme Therapeutics, Inc. (a)	136,569	7,150,753
Ideaya Biosciences, Inc. (a) (b)	47,924	1,682,612
IGM Biosciences, Inc. (a) (b)	22,768	156,416
Immunovant, Inc. (a) (b)	30,416	802,982
Insmed, Inc. (a) (b)	176,766	11,843,322
Intellia Therapeutics, Inc. (a)	52,699	1,179,404
Ionis Pharmaceuticals, Inc. (a)	70,330	3,351,928
Iovance Biotherapeutics, Inc. (a) (b)	124,198	996,068
Security Description	Shares	Value
Biotechnology—(Continued)
Janux Therapeutics, Inc. (a)	7,300	$305,797
Krystal Biotech, Inc. (a)	15,700	2,883,148
Kymera Therapeutics, Inc. (a) (b)	86,527	2,582,831
Madrigal Pharmaceuticals, Inc. (a) (b)	8,759	2,453,921
Merus NV (a)	23,795	1,407,950
Mirum Pharmaceuticals, Inc. (a) (b)	12,200	417,118
Monte Rosa Therapeutics, Inc. (a)	9,800	36,652
MoonLake Immunotherapeutics (a) (b)	12,800	562,816
Morphic Holding, Inc. (a) (b)	30,637	1,043,803
Natera, Inc. (a)	22,344	2,419,632
Neurocrine Biosciences, Inc. (a)	25,389	3,495,304
Nurix Therapeutics, Inc. (a)	32,063	669,155
Nuvalent, Inc. - Class A (a) (b)	22,457	1,703,588
Praxis Precision Medicines, Inc. (a)	20,500	847,880
Prothena Corp. PLC (a)	66,278	1,367,978
PTC Therapeutics, Inc. (a)	65,054	1,989,351
Relay Therapeutics, Inc. (a)	71,600	466,832
Replimune Group, Inc. (a) (b)	73,809	664,281
Replimune Group, Inc. † (a) (c)	39,106	334,356
Revolution Medicines, Inc. (a) (b)	56,756	2,202,700
Rhythm Pharmaceuticals, Inc. (a) (b)	30,800	1,264,648
Rocket Pharmaceuticals, Inc. (a) (b)	45,297	975,244
Scholar Rock Holding Corp. (a) (b)	55,206	459,866
SpringWorks Therapeutics, Inc. (a) (b)	24,396	918,997
Ultragenyx Pharmaceutical, Inc. (a)	52,135	2,142,749
Vaxcyte, Inc. (a)	46,809	3,534,548
Vera Therapeutics, Inc. (a)	50,200	1,816,236
Xencor, Inc. (a)	74,124	1,403,167
		121,110,270
Building Products — 3.0%
AAON, Inc. (b)	49,394	4,309,132
AZEK Co., Inc. (a)	159,400	6,715,522
Builders FirstSource, Inc. (a)	16,392	2,268,817
CSW Industrials, Inc.	21,519	5,709,206
Griffon Corp.	35,700	2,279,802
Simpson Manufacturing Co., Inc. (b)	41,600	7,010,848
UFP Industries, Inc.	67,380	7,546,560
		35,839,887
Capital Markets — 2.0%
Blue Owl Capital, Inc.	340,253	6,039,491
Donnelley Financial Solutions, Inc. (a)	54,500	3,249,290
FactSet Research Systems, Inc. (b)	5,288	2,158,932
Hamilton Lane, Inc. - Class A	45,100	5,573,458
LPL Financial Holdings, Inc.	10,431	2,913,378
StoneX Group, Inc. (a)	45,270	3,409,283
		23,343,832
Chemicals — 1.6%
Axalta Coating Systems Ltd. (a)	147,031	5,024,049
Balchem Corp.	19,799	3,048,056
Cabot Corp. (b)	41,200	3,785,868
Element Solutions, Inc.	131,162	3,557,113
See accompanying notes to financial statements.
BHFTII-359

Brighthouse Funds Trust II
T. Rowe Price Small Cap Growth Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Chemicals—(Continued)
Olin Corp.	83,611	$3,942,259
		19,357,345
Commercial Services & Supplies — 2.0%
Brink's Co.	37,000	3,788,800
Casella Waste Systems, Inc. - Class A (a) (b)	84,478	8,381,907
Clean Harbors, Inc. (a)	31,604	7,147,245
MSA Safety, Inc.	26,905	5,049,799
		24,367,751
Communications Equipment — 0.1%
Extreme Networks, Inc. (a)	72,780	978,891
Construction & Engineering — 1.8%
API Group Corp. (a)	231,786	8,722,107
Comfort Systems USA, Inc.	13,229	4,023,203
EMCOR Group, Inc.	11,870	4,333,500
Sterling Infrastructure, Inc. (a)	24,700	2,922,998
WillScot Mobile Mini Holdings Corp. (a) (b)	47,468	1,786,696
		21,788,504
Construction Materials — 0.6%
Eagle Materials, Inc.	30,343	6,598,389
Consumer Staples Distribution & Retail — 1.5%
Casey's General Stores, Inc.	13,618	5,196,084
Performance Food Group Co. (a)	53,905	3,563,660
Sprouts Farmers Market, Inc. (a) (b)	109,200	9,135,672
		17,895,416
Containers & Packaging — 0.1%
Graphic Packaging Holding Co. (b)	40,662	1,065,751
Distributors — 0.3%
Pool Corp. (b)	11,670	3,586,541
Diversified Consumer Services — 2.0%
Bright Horizons Family Solutions, Inc. (a)	44,078	4,852,106
Duolingo, Inc. (a) (b)	23,000	4,799,410
Grand Canyon Education, Inc. (a)	28,174	3,941,825
H&R Block, Inc. (b)	79,800	4,327,554
Laureate Education, Inc.	128,200	1,915,308
Stride, Inc. (a)	63,000	4,441,500
		24,277,703
Diversified Telecommunication Services — 0.3%
Iridium Communications, Inc.	145,216	3,865,650
Electrical Equipment — 1.0%
Atkore, Inc. (b)	34,344	4,634,036
NEXTracker, Inc. - Class A (a)	16,300	764,144
Vertiv Holdings Co.	79,998	6,925,427
		12,323,607
Electronic Equipment, Instruments & Components — 2.8%
Advanced Energy Industries, Inc.	34,854	3,790,721
Security Description	Shares	Value
Electronic Equipment, Instruments & Components—(Continued)
Fabrinet (a) (b)	47,051	$11,517,614
Littelfuse, Inc.	5,701	1,457,119
Novanta, Inc. (a)	47,539	7,754,086
Teledyne Technologies, Inc. (a)	4,734	1,836,697
Vontier Corp.	172,106	6,574,449
Zebra Technologies Corp. - Class A (a)	2,507	774,488
		33,705,174
Energy Equipment & Services — 2.4%
Expro Group Holdings NV (a)	53,297	1,221,567
Liberty Energy, Inc.	96,200	2,009,618
Noble Corp. PLC	44,892	2,004,428
TechnipFMC PLC	176,516	4,615,893
Tidewater, Inc. (a)	56,766	5,404,691
Weatherford International PLC (a)	109,833	13,449,051
		28,705,248
Entertainment — 0.9%
Endeavor Group Holdings, Inc. - Class A	205,344	5,550,448
TKO Group Holdings, Inc. (b)	49,841	5,382,330
		10,932,778
Financial Services — 1.2%
Euronet Worldwide, Inc. (a)	32,356	3,348,846
EVERTEC, Inc.	70,243	2,335,580
Mr Cooper Group, Inc. (a)	51,600	4,191,468
Payoneer Global, Inc. (a)	470,300	2,605,462
Shift4 Payments, Inc. - Class A (a) (b)	29,935	2,195,732
		14,677,088
Food Products — 0.8%
Post Holdings, Inc. (a)	63,425	6,606,348
Simply Good Foods Co. (a) (b)	66,151	2,390,036
		8,996,384
Ground Transportation — 1.2%
ArcBest Corp.	5,800	621,064
Landstar System, Inc.	10,777	1,988,141
Saia, Inc. (a)	13,957	6,619,666
XPO, Inc. (a)	45,094	4,786,728
		14,015,599
Health Care Equipment & Supplies — 4.3%
CONMED Corp.	19,269	1,335,727
Globus Medical, Inc. - Class A (a)	106,589	7,300,281
Haemonetics Corp. (a) (b)	33,477	2,769,552
Inari Medical, Inc. (a) (b)	30,352	1,461,449
Inspire Medical Systems, Inc. (a) (b)	11,699	1,565,677
iRhythm Technologies, Inc. (a)	22,104	2,379,275
Lantheus Holdings, Inc. (a) (b)	80,972	6,501,242
LeMaitre Vascular, Inc. (b)	29,800	2,451,944
Merit Medical Systems, Inc. (a)	78,676	6,762,202
Penumbra, Inc. (a) (b)	12,821	2,307,395
PROCEPT BioRobotics Corp. (a) (b)	62,915	3,843,477
STERIS PLC (b)	21,022	4,615,170
See accompanying notes to financial statements.
BHFTII-360

Brighthouse Funds Trust II
T. Rowe Price Small Cap Growth Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Health Care Equipment & Supplies—(Continued)
TransMedics Group, Inc. (a) (b)	34,500	$5,196,390
UFP Technologies, Inc. (a)	11,300	2,981,731
		51,471,512
Health Care Providers & Services — 5.3%
Addus HomeCare Corp. (a)	23,314	2,706,988
AMN Healthcare Services, Inc. (a) (b)	11,498	589,043
Chemed Corp.	2,334	1,266,382
CorVel Corp. (a) (b)	24,223	6,159,182
Encompass Health Corp. (b)	103,600	8,887,844
Ensign Group, Inc. (b)	89,522	11,072,976
Guardant Health, Inc. (a)	94,685	2,734,503
Molina Healthcare, Inc. (a)	22,467	6,679,439
NeoGenomics, Inc. (a) (b)	65,673	910,884
Option Care Health, Inc. (a) (b)	190,497	5,276,767
RadNet, Inc. (a)	58,000	3,417,360
Tenet Healthcare Corp. (a)	101,700	13,529,151
		63,230,519
Health Care Technology — 0.1%
Evolent Health, Inc. - Class A (a)	63,389	1,211,998
Hotels, Restaurants & Leisure — 5.2%
Bloomin' Brands, Inc. (b)	95,543	1,837,292
Boyd Gaming Corp.	86,954	4,791,166
Cava Group, Inc. (a) (b)	30,023	2,784,633
Choice Hotels International, Inc. (b)	20,607	2,452,233
Churchill Downs, Inc.	34,712	4,845,795
Domino's Pizza, Inc.	13,621	7,032,931
Hilton Grand Vacations, Inc. (a) (b)	49,777	2,012,484
Light & Wonder, Inc. (a) (b)	89,000	9,334,320
Red Rock Resorts, Inc. - Class A	29,400	1,614,942
Texas Roadhouse, Inc.	53,263	9,145,790
Travel & Leisure Co.	33,835	1,521,898
United Parks & Resorts, Inc. (a) (b)	24,697	1,341,294
Wingstop, Inc.	30,074	12,711,077
		61,425,855
Household Durables — 1.9%
Cavco Industries, Inc. (a)	10,833	3,750,060
Green Brick Partners, Inc. (a)	44,247	2,532,698
Installed Building Products, Inc. (b)	21,093	4,338,408
Skyline Champion Corp. (a)	39,655	2,686,626
Tempur Sealy International, Inc.	129,246	6,118,506
TopBuild Corp. (a)	7,881	3,036,313
		22,462,611
Independent Power and Renewable Electricity Producers — 0.2%
Ormat Technologies, Inc. (b)	36,373	2,607,944
Industrial REITs — 0.4%
First Industrial Realty Trust, Inc.	57,159	2,715,624
Rexford Industrial Realty, Inc. (b)	29,421	1,311,882
Terreno Realty Corp.	22,183	1,312,790
		5,340,296
Security Description	Shares	Value
Insurance — 2.3%
Baldwin Insurance Group, Inc. (a) (b)	79,600	$2,823,412
Bowhead Specialty Holdings, Inc. (a)	13,949	353,468
Kinsale Capital Group, Inc.	5,697	2,194,940
Oscar Health, Inc. - Class A (a)	153,200	2,423,624
Palomar Holdings, Inc. (a)	29,215	2,370,797
Primerica, Inc. (b)	27,581	6,525,113
RLI Corp.	29,593	4,163,439
Ryan Specialty Holdings, Inc. (b)	95,463	5,528,262
Selective Insurance Group, Inc.	8,614	808,252
		27,191,307
Interactive Media & Services — 0.1%
Cars.com, Inc. (a)	71,000	1,398,700
IT Services — 0.6%
ASGN, Inc. (a)	26,520	2,338,268
Gartner, Inc. (a)	7,778	3,492,789
Kyndryl Holdings, Inc. (a)	32,000	841,920
		6,672,977
Leisure Products — 0.5%
Brunswick Corp.	24,247	1,764,454
Mattel, Inc. (a) (b)	245,386	3,989,976
		5,754,430
Life Sciences Tools & Services — 1.4%
10X Genomics, Inc. - Class A (a)	59,049	1,148,503
Bruker Corp.	20,737	1,323,228
Charles River Laboratories International, Inc. (a)	12,283	2,537,422
Medpace Holdings, Inc. (a)	10,593	4,362,727
Repligen Corp. (a) (b)	27,100	3,416,226
West Pharmaceutical Services, Inc.	10,386	3,421,045
		16,209,151
Machinery — 3.8%
Crane Co. (b)	39,600	5,741,208
Federal Signal Corp.	77,405	6,476,476
Kadant, Inc. (b)	24,092	7,077,748
Lincoln Electric Holdings, Inc.	24,512	4,623,944
RBC Bearings, Inc. (a) (b)	13,622	3,674,943
SPX Technologies, Inc. (a)	59,648	8,478,367
Symbotic, Inc. (a) (b)	34,500	1,213,020
Toro Co. (b)	14,451	1,351,313
Watts Water Technologies, Inc. - Class A (b)	35,573	6,523,021
		45,160,040
Media — 0.5%
Nexstar Media Group, Inc.	31,317	5,198,935
Thryv Holdings, Inc. (a) (b)	48,957	872,414
		6,071,349
Metals & Mining — 1.0%
Alpha Metallurgical Resources, Inc.	11,560	3,242,927
ATI, Inc. (a) (b)	128,172	7,107,137
See accompanying notes to financial statements.
BHFTII-361

Brighthouse Funds Trust II
T. Rowe Price Small Cap Growth Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Metals & Mining—(Continued)
Warrior Met Coal, Inc.	18,400	$1,154,968
		11,505,032
Oil, Gas & Consumable Fuels — 2.1%
Centrus Energy Corp. - Class A (a) (b)	36,600	1,564,650
CNX Resources Corp. (a) (b)	97,800	2,376,540
CONSOL Energy, Inc. (a)	27,200	2,775,216
Dorian LPG Ltd.	24,800	1,040,608
Gulfport Energy Corp. (a)	12,000	1,812,000
Matador Resources Co. (b)	102,365	6,100,954
PBF Energy, Inc. - Class A	15,300	704,106
Range Resources Corp. (b)	58,530	1,962,511
SM Energy Co. (b)	85,666	3,703,341
Southwestern Energy Co. (a)	433,483	2,917,341
		24,957,267
Paper & Forest Products — 0.5%
Louisiana-Pacific Corp.	78,590	6,470,315
Personal Care Products — 1.2%
BellRing Brands, Inc. (a)	109,792	6,273,515
elf Beauty, Inc. (a)	26,911	5,670,686
Inter Parfums, Inc. (b)	20,644	2,395,323
		14,339,524
Pharmaceuticals — 1.1%
Amphastar Pharmaceuticals, Inc. (a) (b)	59,833	2,393,320
Arvinas, Inc. (a)	50,654	1,348,409
Intra-Cellular Therapies, Inc. (a)	75,530	5,173,050
Pacira BioSciences, Inc. (a)	22,935	656,170
Pliant Therapeutics, Inc. (a) (b)	24,605	264,504
Prestige Consumer Healthcare, Inc. (a)	42,935	2,956,075
		12,791,528
Professional Services — 4.0%
Booz Allen Hamilton Holding Corp.	58,874	9,060,708
Broadridge Financial Solutions, Inc.	15,647	3,082,459
CACI International, Inc. - Class A (a)	22,090	9,501,572
CBIZ, Inc. (a)	83,359	6,176,902
ExlService Holdings, Inc. (a) (b)	183,510	5,754,874
FTI Consulting, Inc. (a)	28,066	6,049,065
Paylocity Holding Corp. (a) (b)	2,525	332,921
TriNet Group, Inc.	25,600	2,560,000
Verra Mobility Corp. (a)	179,500	4,882,400
		47,400,901
Residential REITs — 0.2%
Equity LifeStyle Properties, Inc. (b)	32,019	2,085,397
Semiconductors & Semiconductor Equipment — 5.2%
Astera Labs, Inc. (a) (b)	10,277	621,861
Axcelis Technologies, Inc. (a)	48,278	6,864,649
Cirrus Logic, Inc. (a)	42,862	5,471,763
Diodes, Inc. (a) (b)	60,735	4,368,668
Entegris, Inc.	19,674	2,663,860
FormFactor, Inc. (a)	64,981	3,933,300
Security Description	Shares	Value
Semiconductors & Semiconductor Equipment—(Continued)
Kulicke & Soffa Industries, Inc. (b)	44,578	$2,192,792
MACOM Technology Solutions Holdings, Inc. (a) (b)	54,000	6,019,380
MKS Instruments, Inc.	17,752	2,318,056
Monolithic Power Systems, Inc.	5,918	4,862,702
Onto Innovation, Inc. (a)	51,672	11,345,104
Photronics, Inc. (a)	90,000	2,220,300
Rambus, Inc. (a)	112,793	6,627,717
Veeco Instruments, Inc. (a) (b)	41,600	1,943,136
		61,453,288
Software — 10.0%
A10 Networks, Inc. (b)	124,626	1,726,070
ACI Worldwide, Inc. (a)	88,334	3,497,143
Agilysys, Inc. (a)	40,750	4,243,705
Appfolio, Inc. - Class A (a)	20,827	5,093,659
Blackbaud, Inc. (a) (b)	42,700	3,252,459
Box, Inc. - Class A (a) (b)	99,231	2,623,668
CommVault Systems, Inc. (a)	42,100	5,118,097
Descartes Systems Group, Inc. (a)	93,090	9,014,835
DoubleVerify Holdings, Inc. (a)	143,340	2,790,830
Envestnet, Inc. (a) (b)	53,900	3,373,601
Fair Isaac Corp. (a)	4,295	6,393,795
Fortinet, Inc. (a)	54,556	3,288,090
Informatica, Inc. - Class A (a)	134,400	4,150,272
Manhattan Associates, Inc. (a)	23,237	5,732,103
MicroStrategy, Inc. - Class A (a) (b)	1,900	2,617,212
Nutanix, Inc. - Class A (a)	122,125	6,942,806
PowerSchool Holdings, Inc. - Class A (a) (b)	144,310	3,231,101
PTC, Inc. (a) (b)	23,773	4,318,841
Q2 Holdings, Inc. (a) (b)	88,800	5,357,304
Qualys, Inc. (a)	30,241	4,312,367
Rapid7, Inc. (a) (b)	53,749	2,323,569
Sapiens International Corp. NV	90,071	3,056,109
Smartsheet, Inc. - Class A (a)	98,395	4,337,252
SPS Commerce, Inc. (a)	41,056	7,725,097
Tenable Holdings, Inc. (a)	75,681	3,298,178
Tyler Technologies, Inc. (a) (b)	11,187	5,624,600
Workiva, Inc. (a) (b)	32,754	2,390,714
Zeta Global Holdings Corp. - Class A (a)	182,100	3,214,065
		119,047,542
Specialty Retail — 3.7%
Abercrombie & Fitch Co. - Class A (a)	50,300	8,945,352
Academy Sports & Outdoors, Inc.	42,160	2,245,020
Asbury Automotive Group, Inc. (a)	10,982	2,502,468
Carvana Co. (a) (b)	67,000	8,624,240
Dick's Sporting Goods, Inc. (b)	19,977	4,292,059
Group 1 Automotive, Inc.	8,500	2,526,880
Murphy USA, Inc.	25,468	11,956,207
Valvoline, Inc. (a)	61,798	2,669,674
		43,761,900
Technology Hardware, Storage & Peripherals — 0.1%
Pure Storage, Inc. - Class A (a)	17,394	1,116,869
See accompanying notes to financial statements.
BHFTII-362

Brighthouse Funds Trust II
T. Rowe Price Small Cap Growth Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—(Continued)
Security Description	Shares/ Principal Amount*	Value
Textiles, Apparel & Luxury Goods — 0.7%
Crocs, Inc. (a)	18,646	$2,721,197
Deckers Outdoor Corp. (a)	6,293	6,091,310
		8,812,507
Trading Companies & Distributors — 2.2%
Boise Cascade Co.	27,300	3,254,706
Core & Main, Inc. - Class A (a)	64,900	3,176,206
FTAI Aviation Ltd. (b)	111,600	11,520,468
Herc Holdings, Inc.	10,795	1,438,866
SiteOne Landscape Supply, Inc. (a)	23,803	2,889,922
Watsco, Inc. (b)	8,752	4,054,276
		26,334,444
Total Common Stocks (Cost $884,685,624)		1,180,835,145

Escrow Shares—0.0%
Wireless Telecommunication Services — 0.0%
GCI Liberty, Inc. (a) (c) (d) (Cost $0)	89,469	0

Short-Term Investments—0.8%
Mutual Funds—0.8%
T. Rowe Price Government Reserve Fund, 5.370% (e) (f)	9,993,278	9,993,278
Total Short-Term Investments (Cost $9,993,278)		9,993,278

Securities Lending Reinvestments (g)—6.0%
Certificates of Deposit—2.2%
Bank of America Corp.
5.570%, SOFR + 0.230%, 07/08/24 (h)	1,000,000	1,000,034
Bank of Montreal
5.640%, SOFR + 0.300%, 03/04/25 (h)	2,000,000	2,000,010
Bank of Nova Scotia
5.640%, SOFR + 0.300%, 03/13/25 (h)	2,000,000	1,999,998
5.650%, SOFR + 0.310%, 03/19/25 (h)	1,000,000	999,996
BNP Paribas SA
5.560%, SOFR + 0.220%, 11/07/24 (h)	2,000,000	2,000,282
Credit Agricole Corp. & Investment Bank (NY)
5.590%, SOFR + 0.250%, 11/05/24 (h)	1,000,000	1,000,282
Credit Industriel et Commercial
Zero Coupon, 11/18/24	1,000,000	978,840
5.515%, 10/17/24	1,000,000	1,000,045
DZ Bank AG (NY)
5.550%, SOFR + 0.210%, 10/28/24 (h)	2,000,000	2,000,132
Mitsubishi UFJ Trust & Banking Corp.
Zero Coupon, 09/13/24	1,000,000	988,500
Mizuho Bank Ltd.
5.510%, SOFR + 0.170%, 08/06/24 (h)	2,000,000	2,000,102
5.570%, SOFR + 0.230%, 11/12/24 (h)	2,000,000	2,000,518
MUFG Bank Ltd. (London)
5.510%, SOFR + 0.200%, 09/23/24 (h)	1,000,000	1,000,002
Security Description	Principal Amount*	Value
Certificates of Deposit—(Continued)
Nordea Bank Abp
5.460%, SOFR + 0.120%, 07/15/24 (h)	2,000,000	$2,000,034
Oversea-Chinese Banking Corp. Ltd.
5.510%, SOFR + 0.170%, 09/16/24 (h)	2,000,000	1,999,934
Westpac Banking Corp.
5.670%, SOFR + 0.330%, 04/28/25 (h)	1,000,000	1,000,327
5.890%, SOFR + 0.550%, 10/11/24 (h)	2,000,000	2,002,014
		25,971,050
Commercial Paper—0.7%
Australia & New Zealand Banking Group, Ltd.
5.520%, SOFR + 0.180%, 12/17/24 (h)	2,000,000	1,999,598
ING U.S. Funding LLC
5.550%, SOFR + 0.210%, 10/24/24 (h)	1,000,000	1,000,192
5.570%, SOFR + 0.230%, 11/20/24 (h)	3,000,000	3,000,588
Macquarie Bank Ltd.
5.420%, 08/12/24	2,000,000	1,986,496
		7,986,874
Repurchase Agreements—3.1%
Bank of Montreal
Repurchase Agreement dated 06/28/24 at 5.460%, due on 07/01/24 with a maturity value of $2,000,910; collateralized by U.S. Treasury Obligations with rates ranging from 0.750% - 5.555%, maturity dates ranging from 01/31/26 - 11/15/53, and various Common Stock with an aggregate market value of $2,119,956.	2,000,000	2,000,000
Bank of Nova Scotia
Repurchase Agreement dated 06/28/24 at 5.450%, due on 07/01/24 with a maturity value of $2,000,908; collateralized by various Common Stock with an aggregate market value of $2,230,275.	2,000,000	2,000,000
Repurchase Agreement dated 06/28/24 at 5.480%, due on 07/01/24 with a maturity value of $1,000,457; collateralized by various Common Stock with an aggregate market value of $1,115,138.	1,000,000	1,000,000
BofA Securities, Inc.
Repurchase Agreement dated 06/28/24 at 5.300%, due on 07/01/24 with a maturity value of $8,575,862; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 01/15/28 - 05/15/49, and an aggregate market value of $8,743,517.	8,572,076	8,572,076
Citigroup Global Markets, Inc.
Repurchase Agreement dated 06/28/24 at 5.870%, due on 12/30/24 with a maturity value of $4,120,661; collateralized by various Common Stock with an aggregate market value of $4,400,000.	4,000,000	4,000,000
National Bank of Canada
Repurchase Agreement dated 06/28/24 at 5.450%,due on 07/05/24, with a maturity value of $13,914,730; collateralized by various Common Stock with an aggregate market value of $15,505,236.	13,900,000	13,900,000
Repurchase Agreement dated 06/28/24 at 5.470%, due on 07/01/24 with a maturity value of $1,000,456; collateralized by various Common Stock with an aggregate market value of $1,115,501.	1,000,000	1,000,000
See accompanying notes to financial statements.
BHFTII-363

Brighthouse Funds Trust II
T. Rowe Price Small Cap Growth Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Securities Lending Reinvestments (g)—(Continued)
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
TD Prime Services LLC
Repurchase Agreement dated 06/28/24 at 5.420%,due on 07/01/24, with a maturity value of $5,002,258; collateralized by various Common Stock with an aggregate market value of $5,502,484.	5,000,000	$5,000,000
		37,472,076
Total Securities Lending Reinvestments (Cost $71,427,876)		71,430,000
Total Investments—106.1% (Cost $966,106,778)		1,262,258,423
Other assets and liabilities (net)—(6.1)%		(72,786,555)
Net Assets—100.0%		$1,189,471,868

*	Principal amount stated in U.S. dollars unless otherwise noted.
†
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of June 30, 2024, the market value of restricted securities was $334,356, which is less than 0.05% of net assets. See details shown in the Restricted Securities table that follows.
(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of June 30, 2024, the market value of securities loaned was $165,450,501 and the collateral received consisted of cash in the amount of $71,376,781 and non-cash collateral with a value of $98,167,237. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and
Liabilities.

(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of June 30, 2024, these securities represent 0.0% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	Affiliated Issuer. (See below for a summary of transactions in securities of affiliated issuers.)
(f)	The rate shown represents the annualized seven-day yield as of June 30, 2024.
(g)	Represents investment of cash collateral received from securities on loan as of June 30, 2024.
(h)
Variable or floating rate security. The stated rate represents the rate at June 30, 2024. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

Restricted Securities	Acquisition Date	Shares	Cost	Value
Replimune Group, Inc.	06/13/24	39,106	$344,915	$334,356
Transactions in Securities of Affiliated Issuers
A summary of the Portfolio’s transactions in the securities of affiliated issuers during the six months ended June 30, 2024 is as follows:
Security Description	Market Value December 31, 2023	Purchases	Sales	Ending Value as of June 30, 2024
T. Rowe Price Government Reserve Fund	$2,922,979	$93,149,732	$(86,079,433)	$9,993,278

Security Description	Income earned from affiliates during the period	Number of shares held at June 30, 2024
T. Rowe Price Government Reserve Fund	$199,439	9,993,278
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2024 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$221,677,305	$0	$348,806,837
See accompanying notes to financial statements.
BHFTII-364

Brighthouse Funds Trust II
T. Rowe Price Small Cap Growth Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2024
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(71,376,781)	$—	$—	$—	$(71,376,781)
Gross amount of recognized liabilities for securities lending transactions					$(71,376,781)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$32,028,699	$—	$—	$32,028,699
Air Freight & Logistics	4,354,564	—	—	4,354,564
Automobile Components	4,950,317	—	—	4,950,317
Banks	5,547,415	—	—	5,547,415
Beverages	10,237,139	—	—	10,237,139
Biotechnology	120,775,914	334,356	—	121,110,270
Building Products	35,839,887	—	—	35,839,887
Capital Markets	23,343,832	—	—	23,343,832
Chemicals	19,357,345	—	—	19,357,345
Commercial Services & Supplies	24,367,751	—	—	24,367,751
Communications Equipment	978,891	—	—	978,891
Construction & Engineering	21,788,504	—	—	21,788,504
Construction Materials	6,598,389	—	—	6,598,389
Consumer Staples Distribution & Retail	17,895,416	—	—	17,895,416
Containers & Packaging	1,065,751	—	—	1,065,751
Distributors	3,586,541	—	—	3,586,541
Diversified Consumer Services	24,277,703	—	—	24,277,703
Diversified Telecommunication Services	3,865,650	—	—	3,865,650
Electrical Equipment	12,323,607	—	—	12,323,607
Electronic Equipment, Instruments & Components	33,705,174	—	—	33,705,174
Energy Equipment & Services	28,705,248	—	—	28,705,248
Entertainment	10,932,778	—	—	10,932,778
Financial Services	14,677,088	—	—	14,677,088
Food Products	8,996,384	—	—	8,996,384
Ground Transportation	14,015,599	—	—	14,015,599
Health Care Equipment & Supplies	51,471,512	—	—	51,471,512
Health Care Providers & Services	63,230,519	—	—	63,230,519
Health Care Technology	1,211,998	—	—	1,211,998
Hotels, Restaurants & Leisure	61,425,855	—	—	61,425,855
Household Durables	22,462,611	—	—	22,462,611
Independent Power and Renewable Electricity Producers	2,607,944	—	—	2,607,944
Industrial REITs	5,340,296	—	—	5,340,296
Insurance	27,191,307	—	—	27,191,307
Interactive Media & Services	1,398,700	—	—	1,398,700
IT Services	6,672,977	—	—	6,672,977
Leisure Products	5,754,430	—	—	5,754,430
Life Sciences Tools & Services	16,209,151	—	—	16,209,151
Machinery	45,160,040	—	—	45,160,040
Media	6,071,349	—	—	6,071,349
Metals & Mining	11,505,032	—	—	11,505,032
Oil, Gas & Consumable Fuels	24,957,267	—	—	24,957,267
Paper & Forest Products	6,470,315	—	—	6,470,315
Personal Care Products	14,339,524	—	—	14,339,524
See accompanying notes to financial statements.
BHFTII-365

Brighthouse Funds Trust II
T. Rowe Price Small Cap Growth Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Pharmaceuticals	$12,791,528	$—	$—	$12,791,528
Professional Services	47,400,901	—	—	47,400,901
Residential REITs	2,085,397	—	—	2,085,397
Semiconductors & Semiconductor Equipment	61,453,288	—	—	61,453,288
Software	119,047,542	—	—	119,047,542
Specialty Retail	43,761,900	—	—	43,761,900
Technology Hardware, Storage & Peripherals	1,116,869	—	—	1,116,869
Textiles, Apparel & Luxury Goods	8,812,507	—	—	8,812,507
Trading Companies & Distributors	26,334,444	—	—	26,334,444
Total Common Stocks	1,180,500,789	334,356	—	1,180,835,145
Total Escrow Shares*	—	—	0	0
Total Short-Term Investments*	9,993,278	—	—	9,993,278
Total Securities Lending Reinvestments*	—	71,430,000	—	71,430,000
Total Investments	$1,190,494,067	$71,764,356	$0	$1,262,258,423
Collateral for Securities Loaned (Liability)	$—	$(71,376,781)	$—	$(71,376,781)

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended June 30, 2024 is not presented.
Tax Cost Basis
The cost basis of investments for federal income tax purposes at June 30, 2024 was as follows:
Cost basis of investments	$967,153,255
Gross unrealized appreciation	354,683,402
Gross unrealized (depreciation)	(59,578,234)
Net unrealized appreciation (depreciation)	$295,105,168
See accompanying notes to financial statements.
BHFTII-366

Brighthouse Funds Trust II
T. Rowe Price Small Cap Growth Portfolio
Statement of Assets and Liabilities

June 30, 2024 (Unaudited)
Assets
Investments at value (a) (b)	$1,252,265,145
Affiliated investments at value (c)	9,993,278
Cash	750,000
Receivable for:
Investments sold	770,351
Fund shares sold	252,515
Dividends and interest	164,752
Dividends on affiliated investments	93,995
Prepaid expenses	9,243
Total Assets	1,264,299,279
Liabilities
Collateral for securities loaned	71,376,781
Payable for:
Investments purchased	1,138,602
Affiliated investments purchased	38,126
Fund shares redeemed	1,447,019
Accrued Expenses:
Management fees	435,225
Distribution and service fees	65,664
Deferred trustees’ fees	187,234
Other expenses	138,760
Total Liabilities	74,827,411
Net Assets	$1,189,471,868
Net Assets Consist of:
Paid in surplus	$800,917,879
Distributable earnings (Accumulated losses)	388,553,989
Net Assets	$1,189,471,868
Net Assets
Class A	$863,377,609
Class B	312,771,875
Class E	11,195,786
Class G	2,126,598
Capital Shares Outstanding*
Class A	42,413,588
Class B	18,039,798
Class E	608,486
Class G	133,414
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$20.36
Class B	17.34
Class E	18.40
Class G	15.94

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding affiliated investments, was $956,113,500.
(b)	Includes securities loaned at value of $165,450,501.
(c)	Identified cost of affiliated investments was $9,993,278.
Statement of Operations

Six Months Ended June 30, 2024 (Unaudited)
Investment Income
Dividends (a)	$2,798,357
Dividends from affiliated investments	199,439
Securities lending income	245,115
Total investment income	3,242,911
Expenses
Management fees	2,842,823
Administration fees	29,744
Custodian and accounting fees	50,858
Distribution and service fees—Class B	395,192
Distribution and service fees—Class E	8,607
Distribution and service fees—Class G	3,316
Audit and tax services	24,379
Legal	22,509
Trustees’ fees and expenses	35,664
Shareholder reporting	31,921
Insurance	5,236
Miscellaneous	10,486
Total expenses	3,460,735
Less management fee waiver	(130,409)
Net expenses	3,330,326
Net Investment Loss	(87,415)
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investments	93,769,763
Net change in unrealized appreciation (depreciation) on investments	(2,033,742)
Net realized and unrealized gain (loss)	91,736,021
Net Increase (Decrease) in Net Assets From Operations	$91,648,606

(a)	Net of foreign withholding taxes of $6,800.
See accompanying notes to financial statements.
BHFTII-367

Brighthouse Funds Trust II
T. Rowe Price Small Cap Growth Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$(87,415)	$522,027
Net realized gain (loss)	93,769,763	62,927,469
Net change in unrealized appreciation (depreciation)	(2,033,742)	168,667,135
Increase (decrease) in net assets from operations	91,648,606	232,116,631
From Distributions to Shareholders
Class A	(44,284,254)	(21,037,626)
Class B	(18,570,718)	(8,437,862)
Class E	(625,451)	(301,040)
Class G	(136,247)	(72,978)
Total distributions	(63,616,670)	(29,849,506)
Increase (decrease) in net assets from capital share transactions	(60,731,393)	(125,038,073)
Total increase (decrease) in net assets	(32,699,457)	77,229,052
Net Assets
Beginning of period	1,222,171,325	1,144,942,273
End of period	$1,189,471,868	$1,222,171,325

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023
	Shares	Value	Shares	Value
Class A
Sales	312,389	$6,427,087	766,043	$13,786,603
Reinvestments	2,171,861	44,284,254	1,150,855	21,037,626
Redemptions	(4,705,979)	(98,508,414)	(7,200,895)	(133,051,591)
Net increase (decrease)	(2,221,729)	$(47,797,073)	(5,283,997)	$(98,227,362)
Class B
Sales	185,272	$3,290,946	671,872	$10,482,622
Reinvestments	1,069,126	18,570,718	536,078	8,437,862
Redemptions	(1,902,124)	(33,812,225)	(2,800,769)	(43,955,810)
Net increase (decrease)	(647,726)	$(11,950,561)	(1,592,819)	$(25,035,326)
Class E
Sales	14,580	$275,843	29,068	$494,268
Reinvestments	33,918	625,451	18,102	301,040
Redemptions	(91,969)	(1,722,660)	(129,780)	(2,138,004)
Net increase (decrease)	(43,471)	$(821,366)	(82,610)	$(1,342,696)
Class G
Sales	1,498	$23,890	2,804	$40,564
Reinvestments	8,531	136,247	5,016	72,978
Redemptions	(19,405)	(322,530)	(37,943)	(546,231)
Net increase (decrease)	(9,376)	$(162,393)	(30,123)	$(432,689)
Increase (decrease) derived from capital shares transactions		$(60,731,393)		$(125,038,073)
See accompanying notes to financial statements.
BHFTII-368

Brighthouse Funds Trust II
T. Rowe Price Small Cap Growth Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$19.90	$16.77	$27.02	$27.04	$24.43	$21.23
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.01	0.02	0.03	(0.01)	0.03	0.05
Net realized and unrealized gain (loss)	1.54	3.56	(6.25)	2.99	5.09	6.61
Total income (loss) from investment operations	1.55	3.58	(6.22)	2.98	5.12	6.66
Less Distributions
Distributions from net investment income	(0.01)	(0.01)	(0.05)	(0.01)	(0.05)	(0.01)
Distributions from net realized capital gains	(1.08)	(0.44)	(3.98)	(2.99)	(2.46)	(3.45)
Total distributions	(1.09)	(0.45)	(4.03)	(3.00)	(2.51)	(3.46)
Net Asset Value, End of Period	$20.36	$19.90	$16.77	$27.02	$27.04	$24.43
Total Return (%) (b)	7.81 (c)	21.57	(22.15)	11.67	24.34	33.16
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.51 (d)	0.51	0.50	0.49	0.50	0.50
Net ratio of expenses to average net assets (%) (e)	0.48 (d)	0.48	0.48	0.47	0.48	0.48
Ratio of net investment income (loss) to average net assets (%)	0.05 (d)	0.11	0.16	(0.04)	0.13	0.23
Portfolio turnover rate (%)	18 (c)	34	34	28	36	17
Net assets, end of period (in millions)	$863.4	$888.3	$837.2	$1,152.5	$1,174.3	$985.3

	Class B
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$17.11	$14.50	$24.09	$24.47	$22.36	$19.71
Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.02)	(0.02)	(0.02)	(0.07)	(0.02)	(0.00) (f)
Net realized and unrealized gain (loss)	1.33	3.07	(5.59)	2.68	4.59	6.10
Total income (loss) from investment operations	1.31	3.05	(5.61)	2.61	4.57	6.10
Less Distributions
Distributions from net realized capital gains	(1.08)	(0.44)	(3.98)	(2.99)	(2.46)	(3.45)
Total distributions	(1.08)	(0.44)	(3.98)	(2.99)	(2.46)	(3.45)
Net Asset Value, End of Period	$17.34	$17.11	$14.50	$24.09	$24.47	$22.36
Total Return (%) (b)	7.67 (c)	21.28	(22.34)	11.36	24.04	32.84
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.76 (d)	0.76	0.75	0.74	0.75	0.75
Net ratio of expenses to average net assets (%) (e)	0.73 (d)	0.73	0.73	0.72	0.73	0.73
Ratio of net investment income (loss) to average net assets (%)	(0.20) (d)	(0.14)	(0.10)	(0.29)	(0.11)	(0.02)
Portfolio turnover rate (%)	18 (c)	34	34	28	36	17
Net assets, end of period (in millions)	$312.8	$319.8	$294.1	$423.9	$441.3	$408.4
Please see  following page for Financial Highlights footnote legend.
See accompanying notes to financial statements.
BHFTII-369

Brighthouse Funds Trust II
T. Rowe Price Small Cap Growth Portfolio
Financial Highlights
Selected per share data
	Class E
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$18.09	$15.29	$25.09	$25.34	$23.05	$20.22
Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.01)	(0.01)	(0.00) (f)	(0.05)	(0.00) (f)	0.02
Net realized and unrealized gain (loss)	1.40	3.25	(5.82)	2.79	4.76	6.26
Total income (loss) from investment operations	1.39	3.24	(5.82)	2.74	4.76	6.28
Less Distributions
Distributions from net investment income	0.00	0.00	0.00	0.00	(0.01)	0.00
Distributions from net realized capital gains	(1.08)	(0.44)	(3.98)	(2.99)	(2.46)	(3.45)
Total distributions	(1.08)	(0.44)	(3.98)	(2.99)	(2.47)	(3.45)
Net Asset Value, End of Period	$18.40	$18.09	$15.29	$25.09	$25.34	$23.05
Total Return (%) (b)	7.69 (c)	21.42	(22.28)	11.49	24.20	32.90
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.66 (d)	0.66	0.65	0.64	0.65	0.65
Net ratio of expenses to average net assets (%) (e)	0.63 (d)	0.63	0.63	0.62	0.63	0.63
Ratio of net investment income (loss) to average net assets (%)	(0.10) (d)	(0.04)	(0.00) (g)	(0.19)	(0.01)	0.08
Portfolio turnover rate (%)	18 (c)	34	34	28	36	17
Net assets, end of period (in millions)	$11.2	$11.8	$11.2	$17.7	$18.6	$16.9

	Class G
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$15.82	$13.44	$22.74	$23.26	$21.39	$18.99
Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.02)	(0.03)	(0.02)	(0.08)	(0.03)	(0.01)
Net realized and unrealized gain (loss)	1.22	2.85	(5.30)	2.55	4.36	5.86
Total income (loss) from investment operations	1.20	2.82	(5.32)	2.47	4.33	5.85
Less Distributions
Distributions from net realized capital gains	(1.08)	(0.44)	(3.98)	(2.99)	(2.46)	(3.45)
Total distributions	(1.08)	(0.44)	(3.98)	(2.99)	(2.46)	(3.45)
Net Asset Value, End of Period	$15.94	$15.82	$13.44	$22.74	$23.26	$21.39
Total Return (%) (b)	7.60 (c)	21.24	(22.40)	11.34	24.00	32.75
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.81 (d)	0.81	0.80	0.79	0.80	0.80
Net ratio of expenses to average net assets (%) (e)	0.78 (d)	0.78	0.78	0.77	0.78	0.78
Ratio of net investment income (loss) to average net assets (%)	(0.25) (d)	(0.19)	(0.15)	(0.34)	(0.17)	(0.07)
Portfolio turnover rate (%)	18 (c)	34	34	28	36	17
Net assets, end of period (in millions)	$2.1	$2.3	$2.3	$3.8	$4.2	$4.5

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements).
(f)	Net investment income (loss) was less than $0.01.
(g)	Ratio of net investment income (loss) to average net assets was less than 0.01%.
See accompanying notes to financial statements.
BHFTII-370

Brighthouse Funds Trust II
VanEck Global Natural Resources Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Common Stocks—95.3% of Net Assets

Security Description	Shares	Value

Chemicals — 7.0%
Arcadium Lithium PLC (a) (b)	1,524,947	$5,123,822
Corteva, Inc.	239,733	12,931,198
FMC Corp. (b)	111,600	6,422,580
Mosaic Co.	242,700	7,014,030
Nutrien Ltd. (b)	229,823	11,700,289
OCI NV	560,657	13,683,098
		56,875,017
Construction & Engineering — 0.5%
MasTec, Inc. (a) (b)	41,900	4,482,881
Containers & Packaging — 1.0%
Graphic Packaging Holding Co. (b)	301,400	7,899,694
Electrical Equipment — 1.5%
Nexans SA	110,770	12,199,509
Soltec Power Holdings SA (a) (b)	112,989	260,162
		12,459,671
Energy Equipment & Services — 3.0%
Baker Hughes Co.	128,800	4,529,896
Saipem SpA (a)	4,040,100	10,382,600
TechnipFMC PLC	379,000	9,910,850
		24,823,346
Financial Services — 2.1%
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	574,090	16,993,064
Food Products — 10.6%
Archer-Daniels-Midland Co.	273,600	16,539,120
Bunge Global SA	104,600	11,168,142
Ingredion, Inc. (b)	49,900	5,723,530
JBS SA (a)	3,204,000	18,495,748
Pilgrim's Pride Corp. (a)	491,100	18,902,439
Tyson Foods, Inc. - Class A	283,700	16,210,618
		87,039,597
Independent Power and Renewable Electricity Producers — 1.3%
Ormat Technologies, Inc. (b)	152,200	10,912,740
Machinery — 1.7%
Chart Industries, Inc. (a) (b)	95,720	13,816,225
Marine Transportation — 2.5%
Kirby Corp. (a)	167,631	20,070,460
Metals & Mining — 29.5%
Agnico Eagle Mines Ltd.	185,633	12,140,398
Alamos Gold, Inc. - Class A	538,800	8,448,384
Anglo American PLC	501,949	15,788,529
Antofagasta PLC	161,500	4,282,473
Barrick Gold Corp.	627,335	10,463,948
Eldorado Gold Corp. (a)	484,100	7,159,839
Endeavour Mining PLC (b)	394,900	8,342,246
First Quantum Minerals Ltd. (b)	635,400	8,346,287
Franco-Nevada Corp.	90,000	10,666,800
Security Description	Shares/ Principal Amount*	Value
Metals & Mining—(Continued)
Freeport-McMoRan, Inc.	606,300	$29,466,180
Glencore PLC	4,448,300	25,363,234
Ivanhoe Mines Ltd. - Class A (a) (b)	701,884	9,055,409
Kinross Gold Corp.	1,513,900	12,595,648
MP Materials Corp. (a) (b)	516,285	6,572,308
Newmont Corp.	315,417	13,206,510
Nucor Corp. (b)	70,200	11,097,216
Pan American Silver Corp. (b)	410,100	8,152,788
Rio Tinto PLC (ADR) (b)	198,600	13,093,698
Steel Dynamics, Inc.	57,800	7,485,100
Teck Resources Ltd. - Class B	337,100	16,147,090
Vale SA (ADR) (b)	344,600	3,849,182
		241,723,267
Oil, Gas & Consumable Fuels — 33.4%
Antero Resources Corp. (a) (b)	241,400	7,876,882
BP PLC (ADR)	522,400	18,858,640
Cenovus Energy, Inc.	323,400	6,358,044
Chesapeake Energy Corp. (b)	93,500	7,684,765
Chevron Corp. (b)	51,200	8,008,704
ConocoPhillips	109,522	12,527,126
Diamondback Energy, Inc.	64,306	12,873,418
Eni SpA	473,900	7,298,140
EQT Corp. (b)	256,800	9,496,464
Exxon Mobil Corp.	311,158	35,820,509
Hess Corp.	27,400	4,042,048
Kosmos Energy Ltd. (a) (b)	1,151,700	6,380,418
PBF Energy, Inc. - Class A	75,900	3,492,918
Permian Resources Corp.	889,570	14,366,556
PetroChina Co. Ltd. - Class H	10,346,000	10,464,487
Repsol SA (b)	239,600	3,776,600
Shell PLC (ADR)	585,500	42,261,390
Suncor Energy, Inc.	222,400	8,477,877
TotalEnergies SE	465,500	31,025,145
Valero Energy Corp.	142,500	22,338,300
		273,428,431
Paper & Forest Products — 1.2%
Suzano SA	924,000	9,423,309
Total Common Stocks (Cost $685,007,861)		779,947,702

Short-Term Investments—5.2%
Mutual Funds—5.2%
Invesco STIC Prime Portfolio, Institutional Class, 5.250% (c)	42,406,454	42,410,695
Total Short-Term Investments (Cost $42,410,695)		42,410,695

Securities Lending Reinvestments (d)—11.1%
Certificates of Deposit—3.4%
Bank of America Corp.
5.570%, SOFR + 0.230%, 07/08/24 (e)	1,000,000	1,000,034
See accompanying notes to financial statements.
BHFTII-371

Brighthouse Funds Trust II
VanEck Global Natural Resources Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Securities Lending Reinvestments (d)—(Continued)
Security Description	Principal Amount*	Value
Certificates of Deposit—(Continued)
Bank of Montreal
5.540%, SOFR + 0.200%, 12/17/24 (e)	2,000,000	$2,000,000
BNP Paribas SA
5.560%, SOFR + 0.220%, 11/07/24 (e)	2,000,000	2,000,282
Credit Agricole Corp. & Investment Bank (NY)
5.590%, SOFR + 0.250%, 11/05/24 (e)	2,000,000	2,000,564
Credit Industriel et Commercial
Zero Coupon, 11/18/24	1,000,000	978,840
5.515%, 10/17/24	1,000,000	1,000,045
DZ Bank AG (NY)
5.550%, SOFR + 0.210%, 10/28/24 (e)	2,000,000	2,000,132
Mitsubishi UFJ Trust & Banking Corp.
5.570%, SOFR + 0.240%, 07/11/24 (e)	1,000,000	1,000,032
Mizuho Bank Ltd.
5.510%, SOFR + 0.170%, 08/06/24 (e)	1,000,000	1,000,051
5.570%, SOFR + 0.230%, 11/12/24 (e)	2,000,000	2,000,518
MUFG Bank Ltd. (London)
5.510%, SOFR + 0.200%, 09/23/24 (e)	1,000,000	1,000,002
Nordea Bank Abp
5.460%, SOFR + 0.120%, 07/15/24 (e)	2,000,000	2,000,034
Oversea-Chinese Banking Corp. Ltd.
5.510%, SOFR + 0.170%, 09/16/24 (e)	2,000,000	1,999,934
5.540%, SOFR + 0.200%, 10/22/24 (e)	1,000,000	1,000,011
Royal Bank of Canada
5.880%, FEDEFF PRV + 0.550%, 09/20/24 (e)	3,000,000	3,002,316
Westpac Banking Corp.
5.670%, SOFR + 0.330%, 04/28/25 (e)	1,000,000	1,000,327
5.890%, SOFR + 0.550%, 10/11/24 (e)	3,000,000	3,003,021
		27,986,143
Commercial Paper—1.1%
Australia & New Zealand Banking Group, Ltd.
5.520%, SOFR + 0.180%, 12/17/24 (e)	2,000,000	1,999,598
ING U.S. Funding LLC
5.570%, SOFR + 0.230%, 11/20/24 (e)	3,000,000	3,000,588
Macquarie Bank Ltd.
5.420%, 08/12/24	2,000,000	1,986,496
Oversea-Chinese Banking Corp. Ltd.
5.490%, SOFR + 0.150%, 09/13/24 (e)	2,000,000	1,999,886
		8,986,568
Repurchase Agreements—6.6%
Bank of Nova Scotia
Repurchase Agreement dated 06/28/24 at 5.450%, due on 07/01/24 with a maturity value of $10,004,542; collateralized by various Common Stock with an aggregate market value of $11,151,377	10,000,000	10,000,000
BofA Securities, Inc.
Repurchase Agreement dated 06/28/24 at 5.300%, due on 07/01/24 with a maturity value of $9,114,789; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 01/15/28 - 05/15/49, and an aggregate market value of $9,292,981	9,110,765	9,110,765
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
Citigroup Global Markets, Inc.
Repurchase Agreement dated 06/28/24 at 5.620%, due on 08/02/24 with a maturity value of $5,027,319; collateralized by various Common Stock with an aggregate market value of $5,500,003	5,000,000	$5,000,000
Repurchase Agreement dated 06/28/24 at 5.870%, due on 12/30/24 with a maturity value of $5,150,826; collateralized by various Common Stock with an aggregate market value of $5,500,000	5,000,000	5,000,000
National Bank of Canada
Repurchase Agreement dated 06/28/24 at 5.450%, due on 07/05/24 with a maturity value of $10,010,597; collateralized by various Common Stock with an aggregate market value of $11,154,846	10,000,000	10,000,000
Repurchase Agreement dated 06/28/24 at 5.470%, due on 07/01/24 with a maturity value of $1,000,456; collateralized by various Common Stock with an aggregate market value of $1,115,501	1,000,000	1,000,000
NBC Global Finance Ltd.
Repurchase Agreement dated 06/28/24 at 5.490%, due on 07/01/24 with a maturity value of $13,005,948; collateralized by various Common Stock with an aggregate market value of $14,501,556	13,000,000	13,000,000
TD Prime Services LLC
Repurchase Agreement dated 06/28/24 at 5.420%, due on 07/01/24 with a maturity value of $1,000,452; collateralized by various Common Stock with an aggregate market value of $1,100,497	1,000,000	1,000,000
		54,110,765
Total Securities Lending Reinvestments (Cost $91,077,761)		91,083,476
Total Investments—111.6% (Cost $818,496,317)		913,441,873
Other assets and liabilities (net)—(11.6)%		(94,843,986)
Net Assets—100.0%		$818,597,887

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of June 30, 2024, the market value of securities loaned was $123,942,669 and the collateral received consisted of cash in the amount of $91,030,603 and non-cash collateral with a value of $37,148,767. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and
Liabilities.

(c)	The rate shown represents the annualized seven-day yield as of June 30, 2024.
(d)	Represents investment of cash collateral received from securities on loan as of June 30, 2024.
(e)
Variable or floating rate security. The stated rate represents the rate at June 30, 2024. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

See accompanying notes to financial statements.
BHFTII-372

Brighthouse Funds Trust II
VanEck Global Natural Resources Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2024 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$238,442,802	$0	$307,105,214
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2024
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(91,030,603)	$—	$—	$—	$(91,030,603)
Gross amount of recognized liabilities for securities lending transactions					$(91,030,603)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Chemicals	$43,191,919	$13,683,098	$—	$56,875,017
Construction & Engineering	4,482,881	—	—	4,482,881
Containers & Packaging	7,899,694	—	—	7,899,694
Electrical Equipment	—	12,459,671	—	12,459,671
Energy Equipment & Services	14,440,746	10,382,600	—	24,823,346
Financial Services	16,993,064	—	—	16,993,064
Food Products	87,039,597	—	—	87,039,597
Independent Power and Renewable Electricity Producers	10,912,740	—	—	10,912,740
Machinery	13,816,225	—	—	13,816,225
Marine Transportation	20,070,460	—	—	20,070,460
Metals & Mining	196,289,031	45,434,236	—	241,723,267
Oil, Gas & Consumable Fuels	220,864,059	52,564,372	—	273,428,431
Paper & Forest Products	9,423,309	—	—	9,423,309
Total Common Stocks	645,423,725	134,523,977	—	779,947,702
Total Short-Term Investments*	42,410,695	—	—	42,410,695
Total Securities Lending Reinvestments*	—	91,083,476	—	91,083,476
Total Investments	$687,834,420	$225,607,453	$—	$913,441,873
Collateral for Securities Loaned (Liability)	$—	$(91,030,603)	$—	$(91,030,603)

*	See Schedule of Investments for additional detailed categorizations.
Tax Cost Basis
The cost basis of investments for federal income tax purposes at June 30, 2024 was as follows:
Cost basis of investments	$826,239,480
Gross unrealized appreciation	129,695,620
Gross unrealized (depreciation)	(42,493,227)
Net unrealized appreciation (depreciation)	$87,202,393
See accompanying notes to financial statements.
BHFTII-373

Brighthouse Funds Trust II
VanEck Global Natural Resources Portfolio
Statement of Assets and Liabilities

June 30, 2024 (Unaudited)
Assets
Investments at value (a) (b)	$913,441,873
Cash	243,713
Cash denominated in foreign currencies (c)	5,209
Receivable for:
Fund shares sold	7,860
Dividends and interest	1,086,253
Prepaid expenses	6,656
Total Assets	914,791,564
Liabilities
Collateral for securities loaned	91,030,603
Payable for:
Investments purchased	4,325,655
Fund shares redeemed	43,013
Accrued Expenses:
Management fees	480,671
Distribution and service fees	15,888
Deferred trustees’ fees	186,079
Other expenses	111,768
Total Liabilities	96,193,677
Net Assets	$818,597,887
Net Assets Consist of:
Paid in surplus	$727,509,127
Distributable earnings (Accumulated losses)	91,088,760
Net Assets	$818,597,887
Net Assets
Class A	$741,646,682
Class B	76,951,205
Capital Shares Outstanding*
Class A	63,757,593
Class B	6,656,995
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$11.63
Class B	11.56

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $818,496,317.
(b)	Includes securities loaned at value of $123,942,669.
(c)	Identified cost of cash denominated in foreign currencies was $5,208.
Statement of Operations

Six Months Ended June 30, 2024 (Unaudited)
Investment Income
Dividends (a)	$10,864,611
Securities lending income	221,520
Total investment income	11,086,131
Expenses
Management fees	3,205,587
Administration fees	22,650
Custodian and accounting fees	48,310
Distribution and service fees—Class B	99,264
Audit and tax services	24,379
Legal	22,509
Trustees’ fees and expenses	35,664
Shareholder reporting	14,312
Insurance	3,259
Miscellaneous	8,544
Total expenses	3,484,478
Less management fee waiver	(245,052)
Less broker commission recapture	(12,323)
Net expenses	3,227,103
Net Investment Income	7,859,028
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(3,498,018)
Foreign currency transactions	34,468
Net realized gain (loss)	(3,463,550)
Net change in unrealized appreciation (depreciation) on:
Investments	36,376,549
Foreign currency transactions	3,902
Net change in unrealized appreciation (depreciation)	36,380,451
Net realized and unrealized gain (loss)	32,916,901
Net Increase (Decrease) in Net Assets From Operations	$40,775,929

(a)	Net of foreign withholding taxes of $524,607.
See accompanying notes to financial statements.
BHFTII-374

Brighthouse Funds Trust II
VanEck Global Natural Resources Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$7,859,028	$21,220,276
Net realized gain (loss)	(3,463,550)	58,873,261
Net change in unrealized appreciation (depreciation)	36,380,451	(102,072,728)
Increase (decrease) in net assets from operations	40,775,929	(21,979,191)
From Distributions to Shareholders
Class A	(46,623,629)	(22,123,408)
Class B	(4,789,110)	(2,280,208)
Total distributions	(51,412,739)	(24,403,616)
Increase (decrease) in net assets from capital share transactions	(3,128,214)	56,889,649
Total increase (decrease) in net assets	(13,765,024)	10,506,842
Net Assets
Beginning of period	832,362,911	821,856,069
End of period	$818,597,887	$832,362,911

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023
	Shares	Value	Shares	Value
Class A
Sales	3,583,034	$40,612,039	7,825,456	$88,544,541
Reinvestments	4,036,678	46,623,629	1,902,271	22,123,408
Redemptions	(7,227,509)	(89,483,278)	(4,713,626)	(57,094,484)
Net increase (decrease)	392,203	$(2,247,610)	5,014,101	$53,573,465
Class B
Sales	471,747	$5,269,023	985,783	$11,819,500
Reinvestments	417,170	4,789,110	197,079	2,280,208
Redemptions	(889,188)	(10,938,737)	(898,037)	(10,783,524)
Net increase (decrease)	(271)	$(880,604)	284,825	$3,316,184
Increase (decrease) derived from capital shares transactions		$(3,128,214)		$56,889,649
See accompanying notes to financial statements.
BHFTII-375

Brighthouse Funds Trust II
VanEck Global Natural Resources Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$11.90	$12.71	$12.08	$10.29	$8.59	$7.69
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.11	0.32	0.36	0.24	0.10	0.12
Net realized and unrealized gain (loss)	0.41	(0.76)	0.65	1.70	1.70	0.83
Total income (loss) from investment operations	0.52	(0.44)	1.01	1.94	1.80	0.95
Less Distributions
Distributions from net investment income	(0.33)	(0.37)	(0.38)	(0.15)	(0.10)	(0.05)
Distributions from net realized capital gains	(0.46)	0.00	0.00	0.00	0.00	0.00
Total distributions	(0.79)	(0.37)	(0.38)	(0.15)	(0.10)	(0.05)
Net Asset Value, End of Period	$11.63	$11.90	$12.71	$12.08	$10.29	$8.59
Total Return (%) (b)	4.50 (c)	(3.49)	8.24	18.82	21.58	12.44 (d)
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.83 (e)	0.83	0.81	0.81	0.81	0.81
Net ratio of expenses to average net assets (%) (f)	0.77 (e)	0.77	0.75	0.74	0.75	0.77
Ratio of net investment income (loss) to average net assets (%)	1.94 (e)	2.66	2.74	2.01	1.34	1.46
Portfolio turnover rate (%)	30 (c)	43	40	23	48	33
Net assets, end of period (in millions)	$741.6	$753.7	$741.5	$1,012.3	$1,115.4	$1,084.7

	Class B
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$11.81	$12.61	$11.98	$10.21	$8.53	$7.62
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.10	0.29	0.32	0.20	0.08	0.10
Net realized and unrealized gain (loss)	0.41	(0.76)	0.65	1.69	1.68	0.84
Total income (loss) from investment operations	0.51	(0.47)	0.97	1.89	1.76	0.94
Less Distributions
Distributions from net investment income	(0.30)	(0.33)	(0.34)	(0.12)	(0.08)	(0.03)
Distributions from net realized capital gains	(0.46)	0.00	0.00	0.00	0.00	0.00
Total distributions	(0.76)	(0.33)	(0.34)	(0.12)	(0.08)	(0.03)
Net Asset Value, End of Period	$11.56	$11.81	$12.61	$11.98	$10.21	$8.53
Total Return (%) (b)	4.35 (c)	(3.64)	7.98	18.51	21.18	12.35
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.08 (e)	1.08	1.06	1.06	1.06	1.06
Net ratio of expenses to average net assets (%) (f)	1.02 (e)	1.02	1.00	0.99	1.00	1.02
Ratio of net investment income (loss) to average net assets (%)	1.68 (e)	2.43	2.50	1.76	1.09	1.20
Portfolio turnover rate (%)	30 (c)	43	40	23	48	33
Net assets, end of period (in millions)	$77.0	$78.6	$80.4	$100.3	$109.6	$105.5

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Computed on an annualized basis.
(f)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements).
See accompanying notes to financial statements.
BHFTII-376

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Corporate Bonds & Notes—46.9% of Net Assets

Security Description	Principal Amount*	Value

Advertising — 0.1%
Clear Channel Outdoor Holdings, Inc.
5.125%, 08/15/27 (144A) (a)	3,220,000	$3,075,051
Aerospace/Defense — 0.8%
Bombardier, Inc.
7.875%, 04/15/27 (144A) (a)	3,654,000	3,663,299
TransDigm, Inc.
6.625%, 03/01/32 (144A) (a)	5,520,000	5,575,528
7.125%, 12/01/31 (144A)	2,460,000	2,534,727
Triumph Group, Inc.
9.000%, 03/15/28 (144A) (a)	5,162,000	5,411,013
		17,184,567
Agriculture — 0.1%
Darling Ingredients, Inc.
6.000%, 06/15/30 (144A) (a)	3,030,000	2,979,298
Airlines — 1.2%
Air Canada
3.875%, 08/15/26 (144A) (a)	3,533,000	3,360,561
Air Canada Pass-Through Trust
4.125%, 11/15/26 (144A)	411,848	403,052
American Airlines Pass-Through Trust
4.950%, 08/15/26	1,765,837	1,747,124
American Airlines, Inc.
7.250%, 02/15/28 (144A) (a)	3,420,000	3,422,226
8.500%, 05/15/29 (144A) (a)	2,950,000	3,064,953
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.750%, 04/20/29 (144A) (a)	2,590,000	2,519,730
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.
8.000%, 09/20/25 (144A) (a)	3,825,999	2,792,898
8.000%, 09/20/25 (144A)	5,550,000	4,051,382
United Airlines Pass-Through Trust
4.875%, 07/15/27	378,000	372,423
VistaJet Malta Finance PLC/Vista Management Holding, Inc.
7.875%, 05/01/27 (144A) (a)	4,820,000	4,254,793
		25,989,142
Auto Manufacturers — 1.5%
Ford Motor Co.
3.250%, 02/12/32 (a)	4,910,000	4,057,789
5.291%, 12/08/46 (a)	1,000,000	874,909
Ford Motor Credit Co. LLC
3.625%, 06/17/31 (a)	4,000,000	3,447,768
General Motors Co.
6.600%, 04/01/36 (a)	2,564,000	2,682,944
JB Poindexter & Co., Inc.
8.750%, 12/15/31 (144A) (a)	2,210,000	2,289,540
Mclaren Finance PLC
7.500%, 08/01/26 (144A)	8,600,000	7,475,550
PM General Purchaser LLC
9.500%, 10/01/28 (144A) (a)	10,000,000	10,217,270
		31,045,770
Security Description	Principal Amount*	Value
Auto Parts & Equipment — 0.4%
Titan International, Inc.
7.000%, 04/30/28 (a)	4,241,000	$4,078,502
ZF North America Capital, Inc.
6.875%, 04/23/32 (144A)	3,090,000	3,194,612
7.125%, 04/14/30 (144A)	950,000	983,599
		8,256,713
Banks — 3.9%
Banco Mercantil del Norte SA
7.625%, 10Y H15 + 5.353%, 01/10/28 (144A) (b)	2,150,000	2,116,349
Bank of Nova Scotia
8.000%, 5Y H15 + 4.017%, 01/27/84 (b)	4,760,000	4,915,504
8.625%, 5Y H15 + 4.389%, 10/27/82 (b)	900,000	942,873
BBVA Bancomer SA
5.125%, 5Y H15 + 2.650%, 01/18/33 (144A) (a) (b)	5,980,000	5,449,615
BNP Paribas SA
7.750%, 5Y H15 + 4.899%, 08/16/29 (144A) (b)	1,930,000	1,946,434
8.000%, 5Y H15 + 3.727%, 08/22/31 (144A) (a) (b)	1,520,000	1,525,667
Citigroup, Inc.
4.000%, 5Y H15 + 3.597%, 12/10/25 (b)	3,890,000	3,725,364
Credit Agricole SA
8.125%, 5Y USD Swap + 6.185%, 12/23/25 (144A) (b)	8,970,000	9,101,859
HSBC Holdings PLC
6.000%, 5Y USD ICE Swap + 3.746%, 05/22/27 (b)	390,000	376,583
6.500%, 5Y USD ICE Swap + 3.606%, 03/23/28 (b)	670,000	659,587
Intesa Sanpaolo SpA
5.710%, 01/15/26 (144A) (a)	3,090,000	3,060,625
7.800%, 11/28/53 (144A) †	8,480,000	9,322,991
Lloyds Banking Group PLC
8.000%, 5Y H15 + 3.913%, 09/27/29 (b)	3,260,000	3,332,382
8.500%, 5Y UKG + 5.143%, 03/27/28 (GBP) (b)	4,580,000	5,919,841
NatWest Group PLC
4.500%, 5Y UKG + 3.992%, 03/31/28 (GBP) (b)	6,600,000	7,347,563
State Street Corp.
6.700%, 5Y H15 + 2.613%, 03/15/29 (a) (b)	2,230,000	2,243,293
Toronto-Dominion Bank
8.125%, 5Y H15 + 4.075%, 10/31/82 (b)	3,122,000	3,235,522
UBS AG
3.625%, 09/09/24	1,530,000	1,522,672
UBS Group AG
7.750%, 5Y USD SOFR ICE Swap + 4.160%, 04/12/31 (144A) (a) (b)	6,100,000	6,222,287
9.250%, 5Y H15 + 4.745%, 11/13/28 (144A) (a) (b)	4,090,000	4,400,443
UniCredit SpA
5.459%, 5Y H15 + 4.750%, 06/30/35 (144A) (a) (b)	4,960,000	4,646,403
7.296%, 5Y USD ICE Swap + 4.914%, 04/02/34 (144A) (a) (b)	1,750,000	1,785,663
		83,799,520
Beverages — 0.0%
Triton Water Holdings, Inc.
6.250%, 04/01/29 (144A) (a)	990,000	954,866
Biotechnology — 0.2%
Cidron Aida Finco SARL
6.250%, 04/01/28 (144A) (GBP)	4,110,000	4,808,388
See accompanying notes to financial statements.
BHFTII-377

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Building Materials — 0.3%
Builders FirstSource, Inc.
4.250%, 02/01/32 (144A) (a)	2,644,000	$2,337,104
Smyrna Ready Mix Concrete LLC
8.875%, 11/15/31 (144A) (a)	4,020,000	4,264,923
		6,602,027
Chemicals — 0.3%
Minerals Technologies, Inc.
5.000%, 07/01/28 (144A) (a)	1,690,000	1,603,996
OCP SA
6.750%, 05/02/34 (144A) (a)	5,100,000	5,233,110
		6,837,106
Coal — 0.1%
Teck Resources Ltd.
6.000%, 08/15/40	1,774,000	1,743,791
Commercial Services — 2.0%
Adtalem Global Education, Inc.
5.500%, 03/01/28 (144A)	2,601,000	2,501,902
Boost Newco Borrower LLC
7.500%, 01/15/31 (144A) (a)	4,490,000	4,681,508
Carriage Services, Inc.
4.250%, 05/15/29 (144A) (a)	5,050,000	4,511,948
CoreCivic, Inc.
4.750%, 10/15/27	7,716,000	7,254,562
8.250%, 04/15/29 (a)	500,000	516,820
GEO Group, Inc.
8.625%, 04/15/29 (144A)	2,910,000	2,980,439
10.250%, 04/15/31 (144A) (a)	4,200,000	4,394,418
Metropolitan Museum of Art
3.400%, 07/01/45	2,025,000	1,537,149
PECF USS Intermediate Holding III Corp.
8.000%, 11/15/29 (144A)	4,526,000	1,909,105
RR Donnelley & Sons Co.
9.750%, 07/31/28 (144A)	1,740,000	1,892,250
United Rentals North America, Inc.
5.250%, 01/15/30 (a)	940,000	910,912
6.000%, 12/15/29 (144A) (a)	4,460,000	4,479,709
WW International, Inc.
4.500%, 04/15/29 (144A)	3,190,000	1,233,142
ZipRecruiter, Inc.
5.000%, 01/15/30 (144A) (a)	3,350,000	2,910,495
		41,714,359
Computers — 0.1%
Vericast Corp.
11.000%, 09/15/26 (144A) (a)	1,800,000	1,926,000
12.500%, 12/15/27 (144A)	230,000	267,501
		2,193,501
Distribution/Wholesale — 0.8%
American News Co. LLC
8.500%, 10.000% PIK, 09/01/26 (144A) (a) (c)	12,120,929	13,514,836
Security Description	Principal Amount*	Value
Distribution/Wholesale—(Continued)
H&E Equipment Services, Inc.
3.875%, 12/15/28 (144A) (a)	3,480,000	$3,139,894
		16,654,730
Diversified Financial Services — 2.6%
Accelerate360 Holdings LLC
8.000%, 03/01/28 (144A)	10,418,100	10,717,516
AerCap Holdings NV
5.875%, 5Y H15 + 4.535%, 10/10/79 (b)	1,280,000	1,273,890
Aviation Capital Group LLC
5.500%, 12/15/24 (144A)	1,760,000	1,755,379
Avolon Holdings Funding Ltd.
4.250%, 04/15/26 (144A)	1,950,000	1,894,012
B3 SA - Brasil Bolsa Balcao
4.125%, 09/20/31 (144A) (a)	4,000,000	3,509,821
Burford Capital Global Finance LLC
9.250%, 07/01/31 (144A) (a)	4,600,000	4,841,459
Global Aircraft Leasing Co. Ltd.
6.500%, 7.250% PIK, 09/15/24 (144A) (a) (c)	8,747,201	8,420,642
Jane Street Group/JSG Finance, Inc.
7.125%, 04/30/31 (144A) (a)	4,040,000	4,142,916
LPL Holdings, Inc.
4.000%, 03/15/29 (144A) (a)	3,910,000	3,644,768
Midcap Financial Issuer Trust
6.500%, 05/01/28 (144A) (a)	4,665,000	4,411,601
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
3.625%, 03/01/29 (144A) (a)	7,000,000	6,349,879
StoneX Group, Inc.
7.875%, 03/01/31 (144A)	660,000	680,702
Vanguard Group, Inc.
3.050%, 08/28/50 (d)	7,460,000	4,687,959
		56,330,544
Electric — 1.0%
Edison International
5.375%, 5Y H15 + 4.698%, 03/15/26 (b)	4,971,000	4,842,497
FirstEnergy Corp.
2.650%, 03/01/30 (a)	1,830,000	1,590,729
4.150%, 07/15/27 (a)	1,640,000	1,573,660
Panoche Energy Center LLC
6.885%, 07/31/29 (144A)	380,339	361,322
Southern California Edison Co.
3.900%, 03/15/43	1,217,000	947,024
TransAlta Corp.
6.500%, 03/15/40 (a)	5,639,000	5,604,360
7.750%, 11/15/29 (a)	2,820,000	2,942,721
Vistra Operations Co. LLC
6.875%, 04/15/32 (144A) (a)	3,020,000	3,065,819
		20,928,132
Electronics — 0.2%
EquipmentShare.com, Inc.
8.625%, 05/15/32 (144A) (a)	3,100,000	3,214,458
See accompanying notes to financial statements.
BHFTII-378

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Energy-Alternate Sources — 0.2%
Alta Wind Holdings LLC
7.000%, 06/30/35 (144A)	750,315	$745,818
Sunnova Energy Corp.
5.875%, 09/01/26 (144A)	4,460,000	3,467,650
		4,213,468
Engineering & Construction — 0.8%
Gatwick Airport Finance PLC
4.375%, 04/07/26 (GBP)	5,030,000	6,152,408
Railworks Holdings LP/Railworks Rally, Inc.
8.250%, 11/15/28 (144A)	4,700,000	4,782,250
TopBuild Corp.
3.625%, 03/15/29 (144A) (a)	2,000,000	1,795,029
4.125%, 02/15/32 (144A) (a)	320,000	281,797
Tutor Perini Corp.
11.875%, 04/30/29 (144A)	4,110,000	4,419,602
		17,431,086
Entertainment — 0.8%
Allen Media LLC/Allen Media Co-Issuer, Inc.
10.500%, 02/15/28 (144A)	3,590,000	1,573,500
AMC Entertainment Holdings, Inc.
7.500%, 02/15/29 (144A) (a)	2,390,000	1,619,147
Caesars Entertainment, Inc.
6.500%, 02/15/32 (144A) (a)	5,580,000	5,607,364
Mohegan Tribal Gaming Authority
8.000%, 02/01/26 (144A)	2,502,000	2,372,021
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
7.125%, 02/15/31 (144A) (a)	4,750,000	4,925,388
		16,097,420
Environmental Control — 0.4%
Clean Harbors, Inc.
5.125%, 07/15/29 (144A) (a)	2,528,000	2,428,318
GFL Environmental, Inc.
4.750%, 06/15/29 (144A) (a)	1,997,000	1,884,695
6.750%, 01/15/31 (144A)	4,260,000	4,345,984
		8,658,997
Food — 0.2%
Co-operative Group Holdings Ltd.
7.500%, 07/08/26 (GBP) (e)	2,410,000	3,054,684
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed
4.625%, 03/01/29 (144A) (a)	890,000	782,630
		3,837,314
Food Service — 0.2%
TKC Holdings, Inc.
6.875%, 05/15/28 (144A)	4,830,000	4,683,003
10.500%, 05/15/29 (144A)	580,000	571,064
		5,254,067
Security Description	Principal Amount*	Value
Forest Products & Paper — 0.1%
Suzano Austria GmbH
3.125%, 01/15/32	2,190,000	$1,792,634
5.750%, 07/14/26	1,200,000	1,202,030
		2,994,664
Healthcare-Products — 0.7%
Medline Borrower LP
5.250%, 10/01/29 (144A) (a)	6,700,000	6,393,989
Medline Borrower LP/Medline Co-Issuer, Inc.
6.250%, 04/01/29 (144A) (a)	3,720,000	3,762,103
Sotera Health Holdings LLC
7.375%, 06/01/31 (144A) (a)	5,420,000	5,428,049
		15,584,141
Healthcare-Services — 1.7%
Akumin, Inc.
9.000%, 10.000% PIK, 08/01/27 (144A) (c)	5,802,000	4,798,254
CHS/Community Health Systems, Inc.
5.625%, 03/15/27 (144A)	11,900,000	11,081,363
6.125%, 04/01/30 (144A)	7,130,000	4,989,298
10.875%, 01/15/32 (144A) (a)	4,460,000	4,641,908
Fresenius Medical Care U.S. Finance II, Inc.
4.750%, 10/15/24 (144A)	700,000	696,082
HCA, Inc.
5.500%, 06/15/47	360,000	332,811
7.500%, 11/06/33	1,938,000	2,148,194
LifePoint Health, Inc.
9.875%, 08/15/30 (144A) (a)	5,190,000	5,534,741
U.S. Renal Care, Inc.
10.625%, 06/28/28 (144A)	1,375,850	1,196,989
		35,419,640
Holding Companies-Diversified — 0.1%
Stena International SA
7.250%, 01/15/31 (144A) (a)	1,866,000	1,907,390
Home Builders — 0.4%
Empire Communities Corp.
9.750%, 05/01/29 (144A) (a)	1,950,000	1,984,125
MDC Holdings, Inc.
6.000%, 01/15/43	1,195,000	1,256,823
Winnebago Industries, Inc.
6.250%, 07/15/28 (144A)	5,514,000	5,412,724
		8,653,672
Housewares — 0.2%
Newell Brands, Inc.
5.700%, 04/01/26 (a)	4,350,000	4,296,509
6.375%, 09/15/27 (a)	590,000	581,826
		4,878,335
Insurance — 0.6%
Massachusetts Mutual Life Insurance Co.
4.900%, 04/01/77 (144A) †	6,285,000	5,220,528
See accompanying notes to financial statements.
BHFTII-379

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Insurance—(Continued)
Saga PLC
5.500%, 07/15/26 (GBP)	5,800,000	$6,915,698
		12,136,226
Internet — 0.6%
Acuris Finance U.S., Inc./Acuris Finance SARL
5.000%, 05/01/28 (144A) (a)	2,900,000	2,575,484
Gen Digital, Inc.
7.125%, 09/30/30 (144A) (a)	5,110,000	5,236,447
Ziff Davis, Inc.
4.625%, 10/15/30 (144A) (a)	5,586,000	5,050,557
		12,862,488
Iron/Steel — 0.2%
Vale Overseas Ltd.
6.250%, 08/10/26	2,990,000	3,037,676
6.875%, 11/10/39 (a)	1,180,000	1,258,248
		4,295,924
Leisure Time — 1.8%
Carnival Corp.
5.750%, 03/01/27 (144A) (a)	4,090,000	4,040,605
Carnival Holdings Bermuda Ltd.
10.375%, 05/01/28 (144A) (a)	6,010,000	6,506,329
NCL Corp. Ltd.
5.875%, 03/15/26 (144A) (a)	5,670,000	5,605,492
8.125%, 01/15/29 (144A) (a)	1,790,000	1,875,477
Royal Caribbean Cruises Ltd.
4.250%, 07/01/26 (144A)	3,160,000	3,058,238
6.250%, 03/15/32 (144A) (a)	1,490,000	1,502,517
8.250%, 01/15/29 (144A)	1,340,000	1,414,878
9.250%, 01/15/29 (144A)	2,010,000	2,145,804
Viking Cruises Ltd.
5.875%, 09/15/27 (144A) (a)	2,700,000	2,672,066
9.125%, 07/15/31 (144A)	5,680,000	6,151,807
VOC Escrow Ltd.
5.000%, 02/15/28 (144A) (a)	3,420,000	3,315,300
		38,288,513
Lodging — 1.1%
Full House Resorts, Inc.
8.250%, 02/15/28 (144A) (a)	6,655,000	6,375,774
Melco Resorts Finance Ltd.
4.875%, 06/06/25 (144A)	940,000	920,668
5.375%, 12/04/29 (144A) (a)	3,000,000	2,680,563
7.625%, 04/17/32 (144A) (a)	2,540,000	2,518,816
Sands China Ltd.
2.300%, 03/08/27	200,000	182,168
2.850%, 03/08/29	1,240,000	1,089,006
3.250%, 08/08/31 (a)	470,000	395,574
5.125%, 08/08/25	4,610,000	4,569,605
5.400%, 08/08/28 (a)	1,240,000	1,214,120
Wynn Macau Ltd.
4.875%, 10/01/24 (144A)	4,230,000	4,213,316
		24,159,610
Security Description	Principal Amount*	Value
Machinery-Construction & Mining — 0.1%
Vertiv Group Corp.
4.125%, 11/15/28 (144A) (a)	3,380,000	$3,156,487
Machinery-Diversified — 0.3%
Esab Corp.
6.250%, 04/15/29 (144A) (a)	1,830,000	1,840,974
TK Elevator U.S. Newco, Inc.
5.250%, 07/15/27 (144A) (a)	3,620,000	3,508,925
		5,349,899
Media — 2.9%
Altice Financing SA
5.750%, 08/15/29 (144A)	5,100,000	3,702,891
CCO Holdings LLC/CCO Holdings Capital Corp.
4.250%, 02/01/31 (144A) (a)	4,630,000	3,780,121
Charter Communications Operating LLC/Charter Communications Operating Capital
4.400%, 04/01/33 (a)	1,260,000	1,110,744
5.375%, 04/01/38 (a)	1,580,000	1,375,734
CSC Holdings LLC
4.125%, 12/01/30 (144A)	6,300,000	4,071,972
5.375%, 02/01/28 (144A) (a)	2,880,000	2,188,139
11.750%, 01/31/29 (144A) (a)	19,260,000	16,425,970
Directv Financing LLC
8.875%, 02/01/30 (144A) (a)	2,440,000	2,388,069
Directv Financing LLC/Directv Financing Co-Obligor, Inc.
5.875%, 08/15/27 (144A) (a)	1,570,000	1,476,721
DISH DBS Corp.
5.250%, 12/01/26 (144A) (a)	140,000	110,431
5.750%, 12/01/28 (144A)	4,330,000	3,002,047
5.875%, 11/15/24 (a)	3,000,000	2,848,689
DISH Network Corp.
11.750%, 11/15/27 (144A) (a)	4,260,000	4,176,928
Gannett Holdings LLC
6.000%, 11/01/26 (144A)	600,000	572,822
Gray Television, Inc.
7.000%, 05/15/27 (144A) (a)	890,000	819,426
Historic TW, Inc.
8.300%, 01/15/36 (e)	4,220,000	4,371,733
iHeartCommunications, Inc.
6.375%, 05/01/26 (a)	900,000	699,369
McClatchy Co. LLC
11.000%, 12,500% PIK, 07/15/27 (144A) (c)	3,018,400	3,301,375
Nexstar Media, Inc.
5.625%, 07/15/27 (144A) (a)	2,960,000	2,812,022
Time Warner Cable LLC
5.875%, 11/15/40	2,362,000	2,049,433
		61,284,636
Metal Fabricate/Hardware — 0.2%
Advanced Drainage Systems, Inc.
5.000%, 09/30/27 (144A) (a)	490,000	479,056
6.375%, 06/15/30 (144A) (a)	3,100,000	3,111,207
		3,590,263
See accompanying notes to financial statements.
BHFTII-380

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Mining — 1.2%
ACN 113 874 712 Pty. Ltd.
13.250%, 02/15/18 (144A) † (d) (f) (g)	931,574	$0
First Quantum Minerals Ltd.
6.875%, 10/15/27 (144A) (a)	8,045,000	7,859,613
8.625%, 06/01/31 (144A) (a)	230,000	229,614
9.375%, 03/01/29 (144A) (a)	5,070,000	5,297,518
Freeport Minerals Corp.
7.125%, 11/01/27	4,240,000	4,372,500
Freeport-McMoRan, Inc.
5.450%, 03/15/43 (a)	4,991,000	4,740,598
Glencore Finance Canada Ltd.
5.550%, 10/25/42 (144A)	1,000,000	932,862
Hudbay Minerals, Inc.
6.125%, 04/01/29 (144A) (a)	2,854,000	2,840,035
Northwest Acquisitions ULC/Dominion Finco, Inc.
7.125%, 11/01/22 (144A) † (f)	8,475,000	85
		26,272,825
Multi-National — 1.0%
Inter-American Development Bank
7.350%, 10/06/30 (INR)	1,730,000,000	20,898,276
Office/Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.
3.250%, 02/15/29 (a)	1,610,000	1,454,427
Oil & Gas — 6.4%
Berry Petroleum Co. LLC
7.000%, 02/15/26 (144A) (a)	8,640,000	8,526,495
Chord Energy Corp.
6.375%, 06/01/26 (144A)	6,890,000	6,888,179
Continental Resources, Inc.
5.750%, 01/15/31 (144A) (a)	3,630,000	3,569,286
Crescent Energy Finance LLC
7.625%, 04/01/32 (144A) (a)	2,620,000	2,670,280
9.250%, 02/15/28 (144A) (a)	2,070,000	2,187,023
Ecopetrol SA
8.375%, 01/19/36	5,870,000	5,765,786
EQT Corp.
7.000%, 02/01/30 (a)	2,480,000	2,631,843
Hilcorp Energy I LP/Hilcorp Finance Co.
6.250%, 04/15/32 (144A)	3,440,000	3,308,175
8.375%, 11/01/33 (144A)	2,500,000	2,664,392
KazMunayGas National Co. JSC
5.375%, 04/24/30 (144A)	300,000	292,230
6.375%, 10/24/48 (144A)	1,060,000	994,815
MEG Energy Corp.
7.125%, 02/01/27 (144A) (a)	2,780,000	2,818,748
Noble Finance II LLC
8.000%, 04/15/30 (144A) (a)	2,560,000	2,664,236
Northern Oil & Gas, Inc.
8.125%, 03/01/28 (144A) (a)	5,580,000	5,642,970
Occidental Petroleum Corp.
2.900%, 08/15/24 (a)	2,165,000	2,154,466
4.400%, 08/15/49	1,630,000	1,210,115
6.450%, 09/15/36	5,682,000	5,934,866
Security Description	Principal Amount*	Value
Oil & Gas—(Continued)
Occidental Petroleum Corp.
7.150%, 05/15/28	6,482,000	$6,823,212
7.950%, 06/15/39	9,359,000	10,800,043
Pan American Energy LLC
8.500%, 04/30/32 (144A)	3,530,000	3,697,675
Permian Resources Operating LLC
5.875%, 07/01/29 (144A) (a)	2,760,000	2,717,739
7.000%, 01/15/32 (144A) (a)	1,790,000	1,838,806
9.875%, 07/15/31 (144A) (a)	5,360,000	5,933,016
Petrobras Global Finance BV
5.750%, 02/01/29	1,000,000	986,888
6.850%, 06/05/2115 (a)	6,170,000	5,461,822
Puma International Financing SA
7.750%, 04/25/29 (144A) (a)	3,680,000	3,706,496
Range Resources Corp.
4.750%, 02/15/30 (144A)	2,970,000	2,786,899
8.250%, 01/15/29 (a)	9,260,000	9,595,536
Shelf Drilling Holdings Ltd.
9.625%, 04/15/29 (144A) (a)	3,880,000	3,710,374
Southwestern Energy Co.
4.750%, 02/01/32 (a)	5,710,000	5,252,771
8.375%, 09/15/28 (a)	5,212,000	5,388,874
YPF SA
6.950%, 07/21/27 (144A)	3,360,000	3,041,510
8.500%, 07/28/25 (144A)	6,350,000	6,260,515
		137,926,081
Packaging & Containers — 0.3%
ARD Finance SA
6.500%, 7.250% PIK, 06/30/27 (144A) (c)	1,880,000	465,488
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
6.000%, 06/15/27 (144A)	3,680,000	3,616,050
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
5.250%, 08/15/27 (144A) (a)	3,680,000	2,282,784
5.250%, 08/15/27 (144A)	650,000	403,209
		6,767,531
Pharmaceuticals — 1.2%
Bausch Health Cos., Inc.
5.500%, 11/01/25 (144A) (a)	2,470,000	2,300,879
6.125%, 02/01/27 (144A)	2,150,000	1,789,875
7.000%, 01/15/28 (144A)	1,070,000	577,800
Endo Finance Holdings, Inc.
8.500%, 04/15/31 (144A)	2,610,000	2,693,460
Option Care Health, Inc.
4.375%, 10/31/29 (144A) (a)	5,700,000	5,232,086
Teva Pharmaceutical Finance Netherlands III BV
4.100%, 10/01/46	6,520,000	4,553,923
4.750%, 05/09/27	5,760,000	5,550,670
5.125%, 05/09/29 (a)	2,390,000	2,299,105
		24,997,798
Pipelines — 3.5%
Blue Racer Midstream LLC/Blue Racer Finance Corp.
7.250%, 07/15/32 (144A) (a)	2,930,000	3,012,475
See accompanying notes to financial statements.
BHFTII-381

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Pipelines—(Continued)
El Paso Natural Gas Co. LLC
7.500%, 11/15/26	1,000,000	$1,038,181
8.375%, 06/15/32	190,000	219,770
Energy Transfer LP
6.250%, 04/15/49 (a)	1,090,000	1,084,317
6.625%, 02/15/28	803,000	779,255
7.125%, 5Y H15 + 5.306%, 05/15/30 (b)	340,000	336,784
Enterprise Products Operating LLC
5.375%, 3M TSFR + 2.832%, 02/15/78 (a) (b)	13,090,000	12,226,199
EQM Midstream Partners LP
6.000%, 07/01/25 (144A) (a)	1,880,000	1,880,372
6.500%, 07/01/27 (144A) (a)	1,660,000	1,677,822
7.500%, 06/01/30 (144A) (a)	2,660,000	2,838,717
Howard Midstream Energy Partners LLC
7.375%, 07/15/32 (144A) (a)	2,070,000	2,102,199
8.875%, 07/15/28 (144A) (a)	2,570,000	2,719,389
Kinder Morgan, Inc.
7.800%, 08/01/31	67,000	75,749
Plains All American Pipeline LP
9.694%, 3M TSFR + 4.372%, 07/29/24 (b)	4,228,000	4,209,432
Rockies Express Pipeline LLC
6.875%, 04/15/40 (144A)	1,280,000	1,223,524
7.500%, 07/15/38 (144A)	1,200,000	1,225,004
Southern Natural Gas Co. LLC
8.000%, 03/01/32	25,000	28,390
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
10.000%, 10/15/26 (144A) (e)	1,220,000	1,254,347
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
6.000%, 12/31/30 (144A) (a)	3,230,000	3,009,390
Venture Global Calcasieu Pass LLC
3.875%, 08/15/29 (144A)	1,030,000	938,062
3.875%, 11/01/33 (144A) (a)	2,200,000	1,874,634
4.125%, 08/15/31 (144A) (a)	2,450,000	2,198,546
6.250%, 01/15/30 (144A) (a)	6,270,000	6,363,398
Venture Global LNG, Inc.
8.375%, 06/01/31 (144A) (a)	3,090,000	3,205,044
9.875%, 02/01/32 (144A)	4,410,000	4,799,954
Western Midstream Operating LP
5.300%, 03/01/48	4,900,000	4,230,747
5.450%, 04/01/44	11,710,000	10,552,317
		75,104,018
Real Estate — 0.3%
Country Garden Holdings Co. Ltd.
8.000%, 01/27/24 (f)	1,110,000	82,140
Cushman & Wakefield U.S. Borrower LLC
8.875%, 09/01/31 (144A) (a)	4,020,000	4,229,221
Five Point Operating Co. LP/Five Point Capital Corp.
10.500%, 01/15/28 (144A) (a) (e)	2,025,049	2,069,418
		6,380,779
Real Estate Investment Trusts — 0.7%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
7.000%, 07/15/31 (144A)	6,020,000	6,072,675
Security Description	Principal Amount*	Value
Real Estate Investment Trusts—(Continued)
MPT Operating Partnership LP/MPT Finance Corp.
5.000%, 10/15/27 (a)	3,740,000	$3,088,896
5.250%, 08/01/26 (a)	2,409,000	2,189,149
Service Properties Trust
5.500%, 12/15/27 (a)	2,416,000	2,244,318
Starwood Property Trust, Inc.
7.250%, 04/01/29 (144A) (a)	2,190,000	2,213,480
		15,808,518
Retail — 1.3%
Doman Building Materials Group Ltd.
5.250%, 05/15/26 (144A) (CAD)	3,680,000	2,612,624
FirstCash, Inc.
5.625%, 01/01/30 (144A) (a)	3,060,000	2,898,134
Foot Locker, Inc.
4.000%, 10/01/29 (144A)	5,231,000	4,358,396
Global Auto Holdings Ltd./AAG FH U.K. Ltd.
8.750%, 01/15/32 (144A) (a)	7,850,000	7,512,067
Marks & Spencer PLC
7.125%, 12/01/37 (144A)	1,705,000	1,808,193
Michaels Cos., Inc.
5.250%, 05/01/28 (144A)	2,630,000	2,103,992
Sally Holdings LLC/Sally Capital, Inc.
6.750%, 03/01/32 (a)	1,860,000	1,837,544
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.000%, 06/01/31 (144A) (a)	2,430,000	2,188,310
Superior Plus LP/Superior General Partner, Inc.
4.500%, 03/15/29 (144A) (a)	2,320,000	2,129,005
		27,448,265
Software — 0.6%
Central Parent, Inc./CDK Global, Inc.
7.250%, 06/15/29 (144A) (a)	6,250,000	6,219,115
Cloud Software Group, Inc.
8.250%, 06/30/32 (144A) (a)	3,740,000	3,811,980
Open Text Holdings, Inc.
4.125%, 02/15/30 (144A) (a)	2,500,000	2,254,513
Rackspace Finance LLC
3.500%, 05/15/28 (144A)	912,600	392,418
		12,678,026
Telecommunications — 0.7%
Altice France Holding SA
10.500%, 05/15/27 (144A)	6,360,000	2,537,448
Altice France SA
5.125%, 07/15/29 (144A)	950,000	624,721
5.500%, 10/15/29 (144A)	3,420,000	2,254,079
CommScope, Inc.
6.000%, 03/01/26 (144A)	390,000	342,245
Millicom International Cellular SA
4.500%, 04/27/31 (144A)	3,930,000	3,381,512
6.250%, 03/25/29 (144A) (a)	1,395,000	1,343,075
Sprint Capital Corp.
8.750%, 03/15/32	1,369,000	1,646,650
See accompanying notes to financial statements.
BHFTII-382

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Telecommunications—(Continued)
Vmed O2 U.K. Financing I PLC
4.750%, 07/15/31 (144A)	4,620,000	$3,896,395
		16,026,125
Transportation — 0.4%
Carriage Purchaser, Inc.
7.875%, 10/15/29 (144A)	5,673,000	5,226,347
XPO, Inc.
6.250%, 06/01/28 (144A) (a)	2,630,000	2,637,891
		7,864,238
Total Corporate Bonds & Notes (Cost $1,041,894,268)		1,003,993,110

Floating Rate Loans (h)—17.2%
Advertising — 0.2%
CB Poly U.S. Holdings, Inc.
Term Loan B, 10.841%, 3M TSFR + 5.500%, 05/18/29	4,063,336	3,982,070
Aerospace/Defense — 0.4%
Kaman Corp.
2024 Term Loan, 8.827%, 3M TSFR + 3.500%, 04/21/31	3,975,000	3,999,844
Vertex Aerospace Services Corp.
2021 First Lien Term Loan, 8.094%, 1M TSFR + 3.250%, 12/06/30	4,942,196	4,953,524
		8,953,368
Airlines — 0.2%
United Airlines, Inc.
2024 Term Loan B, 8.094%, 1M TSFR + 2.750%, 02/22/31	4,837,875	4,856,448
Auto Parts & Equipment — 0.3%
Clarios Global LP
2024 Term Loan B, 8.344%, 1M TSFR + 3.000%, 05/06/30	3,291,750	3,305,638
First Brands Group LLC
2021 Term Loan, 10.591%, 3M TSFR + 5.000%, 03/30/27	398,969	397,116
2022 Incremental Term Loan, 10.591%, 3M TSFR + 5.000%, 03/30/27	3,388,289	3,374,170
		7,076,924
Banks — 0.2%
AqGen Island Holdings, Inc.
Term Loan, 8.944%, 1M TSFR + 3.500%, 08/02/28	4,419,521	4,427,807
Beverages — 0.2%
Triton Water Holdings, Inc.
2024 Incremental Term Loan B, 9.345%, 3M TSFR + 4.000%, 03/31/28	3,472,550	3,485,933
Building Materials — 0.3%
Emrld Borrower LP
2024 Term Loan B, 06/18/31 (i)	640,000	641,400
Security Description	Principal Amount*	Value

Building Materials—(Continued)
Emrld Borrower LP
Term Loan B, 7.844%, 1M TSFR + 2.500%, 05/31/30	3,886,826	$3,890,471
Quikrete Holdings, Inc.
2024 Term Loan B1, 7.594%, 1M TSFR + 2.250%, 03/19/29	2,328,957	2,333,143
		6,865,014
Commercial Services — 1.5%
Adtalem Global Education, Inc.
2024 Term Loan B, 8.844%, 1M TSFR + 3.500%, 08/11/28	654,951	658,840
Allied Universal Holdco LLC
2021 USD Incremental Term Loan B, 9.194%, 1M TSFR + 3.750%, 05/12/28	7,240,319	7,221,769
DS Parent, Inc.
Term Loan B, 10.835%, 3M TSFR + 5.500%, 01/31/31	4,830,000	4,839,056
Garda World Security Corp.
2022 Term Loan B, 9.594%, 3M TSFR + 4.250%, 02/01/29	3,636,166	3,665,255
GEO Group, Inc.
2024 Term Loan B, 10.595%, 3M TSFR + 5.250%, 04/13/29	2,281,125	2,333,402
GTCR W Merger Sub LLC
USD Term Loan B, 8.335%, 3M TSFR + 3.000%, 01/31/31	2,530,000	2,534,744
PECF USS Intermediate Holding III Corp.
Term Loan B, 9.694% - 9.841%, 1M TSFR + 4.250%,3M TSFR + 4.250%, 12/15/28 (j)	3,197,204	2,099,499
Prime Security Services Borrower LLC
2024 Term Loan B, 7.579%, 3M TSFR + 2.250%, 10/13/30	2,244,375	2,246,830
Ryan LLC
Delayed Draw Term Loan, 11/14/30 (k)	493,333	497,033
Term Loan, 8.844%, 1M TSFR + 3.500%, 11/14/30	4,784,675	4,820,560
WW International, Inc.
2021 Term Loan B, 8.958%, 1M TSFR + 3.500%, 04/13/28	2,260,000	928,483
		31,845,471
Computers — 1.0%
Amentum Government Services Holdings LLC
2022 Term Loan, 9.344%, 1M TSFR + 4.000%, 02/15/29	5,679,026	5,710,971
Term Loan B, 9.458%, 1M TSFR + 4.000%, 01/29/27	4,531,273	4,550,154
Indy U.S. Holdco LLC
2024 USD Term Loan B, 03/06/28 (i)	3,020,000	3,016,225
Magenta Buyer LLC
2021 USD 1st Lien Term Loan, 10.591%, 3M TSFR + 5.000%, 07/27/28	2,961,702	1,701,391
Redstone Holdco 2 LP
2021 Term Loan, 10.208%, 1M TSFR + 4.750%, 04/27/28	3,434,792	3,092,385
UST Holdings Ltd.
Term Loan, 8.942%, 1M TSFR + 3.500%, 11/20/28	3,344,151	3,353,555
		21,424,681
See accompanying notes to financial statements.
BHFTII-383

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Floating Rate Loans (h)—(Continued)
Security Description	Principal Amount*	Value

Diversified Financial Services — 1.4%
Advisor Group, Inc.
2024 Term Loan, 9.344%, 1M TSFR + 4.000%, 08/17/28	4,822,125	$4,842,793
Aretec Group, Inc.
2024 Term Loan B, 9.345%, 3M TSFR + 4.000%, 08/09/30	2,669,825	2,684,287
Blackhawk Network Holdings, Inc.
2024 Term Loan, 10.344%, 1M TSFR + 5.000%, 03/12/29	2,740,000	2,748,278
Citadel Securities LP
2024 Term Loan B, 7.594%, 1M TSFR + 2.250%, 07/29/30	2,909,767	2,921,132
CTC Holdings LP
Term Loan B, 10.477%, 3M TSFR + 5.000%, 02/20/29	2,201,106	2,198,355
Deerfield Dakota Holding LLC
2021 USD 2nd Lien Term Loan, 12.321%, 3M TSFR + 6.750%, 04/07/28	2,060,000	2,065,150
Focus Financial Partners LLC
2021 Term Loan B4, 7.845%, 1M TSFR + 2.500%, 06/30/28	4,939,620	4,939,620
2024 Term Loan B7, 8.095%, 1M TSFR + 2.750%, 06/30/28	3,721	3,722
Greystone Select Financial LLC
Term Loan B, 10.588%, 3M TSFR + 5.000%, 06/16/28	1,359,275	1,355,876
Jane Street Group LLC
2024 Term Loan B, 7.944%, 1M TSFR + 2.500%, 01/26/28	2,670,065	2,671,734
VFH Parent LLC
2024 Term Loan B, 8.094%, 3M TSFR + 2.750%, 06/21/31	3,420,000	3,420,000
		29,850,947
Engineering & Construction — 0.3%
Brown Group Holding LLC
2022 Incremental Term Loan B2, 8.347%, 3M TSFR + 3.000%, 07/02/29	663,287	663,748
Term Loan B, 8.179%, 1M TSFR + 2.750%, 06/07/28	4,890,948	4,897,061
Chromalloy Corp.
2024 Term Loan B, 9.058%, 3M TSFR + 3.750%, 03/27/31	1,720,000	1,727,310
		7,288,119
Entertainment — 1.2%
Allen Media LLC
2021 Term Loan B, 10.985%, 3M TSFR + 5.500%, 02/10/27	8,627,613	6,440,513
Caesars Entertainment, Inc.
2024 Term Loan B1, 8.097%, 3M TSFR + 2.750%, 02/06/31	4,129,650	4,136,286
Term Loan B, 8.097%, 3M TSFR + 2.750%, 02/06/30	1,676,601	1,679,871
Cinemark USA, Inc.
2023 Term Loan B, 8.595%, 1M TSFR + 3.250%, 05/24/30	3,651,206	3,669,462
Flutter Financing BV
Term Loan B, 7.585%, 3M TSFR + 2.250%, 11/25/30	5,512,300	5,521,947
Security Description	Principal Amount*	Value

Entertainment—(Continued)
UFC Holdings LLC
2021 Term Loan B, 8.336%, 3M TSFR + 2.750%, 04/29/26	3,571,646	$3,583,111
		25,031,190
Environmental Control — 0.3%
Liberty Tire Recycling Holdco LLC
2021 Term Loan, 9.958%, 1M TSFR + 4.500%, 05/05/28	1,087,198	1,071,910
LRS Holdings LLC
Term Loan B, 9.694%, 1M TSFR + 4.250%, 08/31/28	4,094,705	3,726,181
WIN Waste Innovations Holdings, Inc.
2021 Term Loan B, 8.208%, 1M TSFR + 2.750%, 03/24/28	1,376,452	1,283,542
		6,081,633
Food — 0.1%
8th Avenue Food & Provisions, Inc.
2018 2nd Lien Term Loan, 13.208%, 1M TSFR + 7.750%, 10/01/26	1,452,297	1,320,864
Healthcare-Products — 0.5%
Medline Borrower LP
2024 Term Loan B, 8.094%, 1M TSFR + 2.750%, 10/23/28	1,966,674	1,973,577
2024 USD Add-on Term Loan B, 10/23/28 (i)	1,830,000	1,832,288
Sotera Health Holdings LLC
2024 Term Loan B, 8.594%, 1M TSFR + 3.250%, 05/30/31	5,770,000	5,762,787
		9,568,652
Healthcare-Services — 1.0%
EyeCare Partners LLC
2024 Second Out Term Loan B, 10.037%, 3M TSFR + 4.610%, 11/30/28	4,496,307	2,821,433
2024 Third Out Term Loan C, 12.078%, 3M TSFR + 6.750%, 11/30/28	594,412	118,882
Global Medical Response, Inc.
2024 PIK Term Loan, 10.847%, 3M TSFR + 5.500%, 10/31/28	4,981,838	4,832,383
Knight Health Holdings LLC
Term Loan B, 10.595%, 1M TSFR + 5.250%, 12/23/28 †	1,406,985	677,991
LifePoint Health, Inc.
2024 Incremental Term Loan B, 9.329%, 3M TSFR + 4.000%, 05/17/31	1,310,000	1,313,479
2024 Term Loan B, 10.056%, 3M TSFR + 4.750%, 11/16/28	3,807,231	3,832,324
MPH Acquisition Holdings LLC
2021 Term Loan B, 9.859%, 3M TSFR + 4.250%, 09/01/28	3,563,359	2,980,750
Phoenix Guarantor, Inc.
2024 Term Loan, 8.594%, 1M TSFR + 3.250%, 02/21/31	3,089,262	3,084,971
Team Services Group
2024 Term Loan B, 12/20/27 (i)	880,000	862,400
		20,524,613
See accompanying notes to financial statements.
BHFTII-384

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Floating Rate Loans (h)—(Continued)
Security Description	Principal Amount*	Value

Home Furnishings — 0.3%
AI Aqua Merger Sub, Inc.
2023 Incremental Term Loan, 9.579% - 9.595%, 1M TSFR + 4.250%, 07/31/28 (j)	5,835,375	$5,852,514
Insurance — 1.3%
Acrisure LLC
2020 Term Loan B, 8.958%, 1M TSFR + 3.500%, 02/15/27	2,445,968	2,448,453
AssuredPartners, Inc.
2024 Incremental Term Loan B5, 8.844%, 1M TSFR + 3.500%, 02/14/31	5,635,875	5,657,010
Asurion LLC
2021 Second Lien Term Loan B4, 10.708%, 1M TSFR + 5.250%, 01/20/29	8,950,000	8,274,758
2021 Term Loan B9, 8.708%, 1M TSFR + 3.250%, 07/31/27	3,179,438	3,131,747
Howden Group Holdings Ltd.
2023 USD Term Loan B, 9.344%, 1M TSFR + 4.000%, 04/18/30	928,250	930,426
Sedgwick Claims Management Services, Inc.
2023 Term Loan B, 9.094%, 1M TSFR + 3.750%, 02/24/28	3,775,356	3,784,533
2024 Term Loan B, 02/24/28 (i)	610,000	608,475
Truist Insurance Holdings LLC
1st Lien Term Loan, 8.585%, 3M TSFR + 3.250%, 05/06/31	3,850,000	3,864,438
		28,699,840
Investment Companies — 0.6%
Cardinal Parent, Inc.
2020 Term Loan B, 9.845%, 3M TSFR + 4.500%, 11/12/27	6,076,378	5,715,593
Jump Financial LLC
Term Loan B, 10.096%, 3M TSFR + 4.500%, 08/07/28	831,581	830,542
NEXUS Buyer LLC
2023 Term Loan B2, 9.845%, 1M TSFR + 4.500%, 12/13/28	6,723,150	6,739,117
		13,285,252
Leisure Time — 0.3%
19th Holdings Golf LLC
2022 Term Loan B, 8.678%, 1M TSFR + 3.250%, 02/07/29	5,968,151	5,908,469
Carnival Corp.
2024 Term Loan B2, 8.094%, 1M TSFR + 2.750%, 08/08/27	1,365,845	1,373,528
		7,281,997
Lodging — 0.4%
Four Seasons Hotels Ltd.
2024 Term Loan B, 7.344%, 1M TSFR + 2.000%, 11/30/29	3,372,879	3,391,551
Station Casinos LLC
2024 Term Loan B, 7.594%, 1M TSFR + 2.250%, 03/14/31	5,366,550	5,371,428
		8,762,979
Security Description	Principal Amount*	Value

Machinery-Diversified — 0.1%
SPX Flow, Inc.
2024 Term Loan B, 8.844%, 1M TSFR + 3.500%, 04/05/29	1,368,707	$1,378,245
Media — 0.5%
A-L Parent LLC
2023 Take Back Term Loan, 10.844%, 1M TSFR + 5.500%, 06/30/28	3,453,900	3,478,364
Gray Television, Inc.
2021 Term Loan D, 8.444%, 1M TSFR + 3.000%, 12/01/28	3,909,694	3,533,929
2024 Term Loan B, 06/04/29 (i)	1,510,000	1,437,520
Univision Communications, Inc.
2024 Term Loan B, 8.845%, 3M TSFR + 3.500%, 01/23/29	610,000	604,281
Virgin Media Bristol LLC
2023 USD Term Loan Y, 8.656%, 6M TSFR + 3.250%, 03/31/31	2,620,000	2,480,111
		11,534,205
Pharmaceuticals — 0.1%
Gainwell Acquisition Corp.
Term Loan B, 9.435%, 3M TSFR + 4.000%, 10/01/27	2,862,584	2,763,252
Real Estate Investment Trusts — 0.1%
Apollo Commercial Real Estate Finance, Inc.
2021 Incremental Term Loan B1, 8.944%, 1M TSFR + 3.500%, 03/11/28	2,080,851	2,018,426
Blackstone Mortgage Trust, Inc.
2019 Term Loan B, 04/23/26 (i)	1,077,173	1,057,649
		3,076,075
Retail — 1.5%
1011778 B.C. Unlimited Liability Co.
2024 Term Loan B6, 7.094%, 3M TSFR + 1.750%, 09/20/30	3,757,835	3,748,440
Harbor Freight Tools USA, Inc.
2024 Term Loan B, 06/05/31 (i)	3,890,000	3,883,788
Johnstone Supply LLC
Term Loan, 8.328%, 3M TSFR + 3.000%, 05/16/31	1,210,000	1,213,025
Lakeshore Intermediate LLC
Term Loan, 8.958%, 1M TSFR + 3.500%, 09/29/28	1,675,979	1,673,256
Michaels Cos., Inc.
2021 Term Loan B, 9.846%, 3M TSFR + 4.250%, 04/15/28	416,778	375,204
Peer Holding III BV
2023 USD Term Loan B4, 06/20/31 (i)	2,650,000	2,656,074
2023 USD Term Loan B4, 8.595%, 3M TSFR + 3.250%, 10/28/30	3,331,650	3,342,061
Spencer Spirit IH LLC
2024 Term Loan B, 06/25/31 (i)	5,560,000	5,566,950
Term Loan B, 11.429%, 1M TSFR + 6.000%, 06/19/26	5,034,437	5,047,547
Thermostat Purchaser III, Inc.
2024 Term Loan B, 9.594%, 3M TSFR + 4.250%, 08/31/28	4,062,344	4,082,655
		31,589,000
See accompanying notes to financial statements.
BHFTII-385

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Floating Rate Loans (h)—(Continued)
Mortgage-Backed Securities—10.1%
Security Description	Principal Amount*	Value

Software — 2.3%
Cloudera, Inc.
2021 Second Lien Term Loan, 11.444%, 1M TSFR + 6.000%, 10/08/29	1,090,000	$1,083,869
2021 Term Loan, 9.194%, 1M TSFR + 3.750%, 10/08/28	3,402,595	3,408,268
Cotiviti Corp.
2024 Term Loan, 8.579%, 1M TSFR + 3.250%, 05/01/31	3,830,400	3,832,196
DCert Buyer, Inc.
2019 Term Loan B, 9.345%, 1M TSFR + 4.000%, 10/16/26	4,215,366	4,112,090
2021 2nd Lien Term Loan, 12.344%, 1M TSFR + 7.000%, 02/19/29	8,990,000	8,038,561
EVERTEC Group LLC
2023 Term Loan B, 8.595%, 1M TSFR + 3.250%, 10/30/30	1,971,000	1,985,782
Mitchell International, Inc.
2024 1st Lien Term Loan, 8.526%, 1M TSFR + 3.250%, 06/17/31	5,820,000	5,776,350
Modena Buyer LLC
Term Loan, 04/18/31 (i)	6,800,000	6,645,939
MRI Software LLC
2020 Term Loan, 10.845%, 3M TSFR + 5.500%, 02/10/27	920,382	911,201
2020 Term Loan B, 10.935%, 3M TSFR + 5.500%, 02/10/27	1,600,243	1,584,280
Planview Parent, Inc.
2024 Term Loan, 9.095%, 3M TSFR + 3.750%, 12/17/27	5,536,969	5,530,048
Project Alpha Intermediate Holding, Inc.
2024 Term Loan B, 9.072%, 3M TSFR + 3.750%, 10/28/30	3,640,875	3,657,033
SS&C Technologies, Inc.
2024 Term Loan B8, 7.345%, 1M TSFR + 2.000%, 05/09/31	3,112,071	3,119,690
		49,685,307
Sovereign — 0.1%
Republic of Tanzania
2024 Term Loan, 10.764%, 3M TSFR + 5.450%, 04/30/31 (g)	2,700,000	2,666,250
Telecommunications — 0.1%
Global Tel*Link Corp.
2018 1st Lien Term Loan, 9.694%, 1M TSFR + 4.250%, 11/29/25	2,085,890	2,063,074
Transportation — 0.4%
Genesee & Wyoming, Inc.
2024 Term Loan B, 7.335%, 3M TSFR + 2.000%, 04/10/31	4,830,000	4,831,483
Worldwide Express Operations LLC
2021 1st Lien Term Loan, 9.571%, 3M TSFR + 4.000%, 07/26/28	2,685,583	2,696,914
		7,528,397
Total Floating Rate Loans (Cost $377,583,077)		368,750,121

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations — 6.1%
Angel Oak Mortgage Trust
4.139%, 01/25/67 (144A) (b)	3,579,882	$3,242,999
Banc of America Funding Corp.
3.820%, 02/27/37 (144A) (b)	15,404,108	12,415,893
Banc of America Funding Trust
3.045%, 1M TSFR + 0.279%, 09/29/36 (144A) (b)	19,233,490	14,416,437
4.929%, 03/27/36 (144A) (b)	3,679,222	2,955,340
Banc of America Mortgage Trust
5.114%, 09/25/35 (b)	21,041	18,236
BCAP LLC Trust
4.406%, 05/26/47 (144A) (b)	2,631,901	2,278,633
Bear Stearns Asset-Backed Securities I Trust
12.593%, -4.33x 1M TSFR + 35.754%, 07/25/36 (b)	162,193	183,811
BRAVO Residential Funding Trust
3.125%, 01/29/70 (144A) (e)	5,622,738	5,290,554
6.435%, 05/25/63 (144A) (e)	3,670,672	3,691,706
7.103%, 10/25/63 (144A) (e)	3,422,764	3,441,195
CIM Trust
5.000%, 05/25/62 (144A) (b)	1,253,350	1,229,630
Citigroup Mortgage Loan Trust, Inc.
6.170%, 09/25/62 (144A) (e)	4,104,828	4,103,871
COLT Mortgage Loan Trust
6.586%, 02/25/69 (144A) (b)	1,580,000	1,572,941
CoreVest American Finance Ltd.
7.553%, 12/28/30 (144A) (e)	4,010,000	4,029,693
Countrywide Alternative Loan Trust
4.929%, -2.2x 1M TSFR + 16.688%, 06/25/35 (b)	697,171	547,804
5.750%, 01/25/37	1,342,104	650,016
6.000%, 01/25/37	1,077,307	635,080
6.242%, -6x 1M TSFR + 38.313%, 08/25/37 (b)	555,744	620,508
6.761%, -4x 1M TSFR + 28.142%, 07/25/36 (b)	1,399,719	1,199,706
Countrywide Alternative Loan Trust Resecuritization
5.010%, 08/25/37 (b)	1,859,661	851,230
Countrywide Reperforming Loan REMICS Trust
0.793%, 03/25/35 (144A) † (b) (l)	1,563,924	58,015
CSMC Trust
6.937%, 09/27/60 (144A)	5,450,928	5,290,506
GreenPoint MTA Trust
5.900%, 1M TSFR + 0.554%, 06/25/45 (b)	314,100	279,605
GSMPS Mortgage Loan Trust
5.860%, 1M TSFR + 0.514%, 04/25/36 (144A) (b)	676,304	558,050
HarborView Mortgage Loan Trust
7.460%, 1M TSFR + 2.114%, 10/25/37 (b)	517,668	458,075
IndyMac INDX Mortgage Loan Trust
6.180%, 1M TSFR + 0.834%, 01/25/35 (b)	476,127	348,187
Legacy Mortgage Asset Trust
6.844%, 10/25/66 (144A) (e)	2,849,896	2,860,542
Lehman XS Trust
5.860%, 1M TSFR + 0.514%, 08/25/46 (b)	705,060	639,391
LHOME Mortgage Trust
7.017%, 01/25/29 (144A) (e)	4,360,000	4,370,420
MASTR Seasoned Securitization Trust
5.884%, 10/25/32 (b)	24,397	24,046
Merrill Lynch Mortgage Investors Trust
5.824%, 05/25/34 (b)	18,430	15,675
5.841%, 08/25/33 (b)	129,261	115,401
See accompanying notes to financial statements.
BHFTII-386

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
MFA Trust
6.784%, 12/25/68 (144A) (e)	3,074,505	$3,093,881
New Residential Mortgage Loan Trust
3.500%, 12/25/57 (144A) (b)	2,860,000	2,357,013
3.500%, 12/25/58 (144A) (b)	2,349,781	2,150,134
3.750%, 11/25/58 (144A) (b)	2,031,091	1,893,223
3.997%, 04/25/62 (144A) (b)	4,085,022	3,645,439
4.250%, 09/25/56 (144A) (b)	4,690,115	4,346,416
NovaStar Mortgage Funding Trust
0.536%, 1M TSFR + 0.494%, 09/25/46 (b)	181,707	161,498
NYMT Loan Trust
7.154%, 02/25/29 (144A) (e)	2,650,000	2,650,491
OBX Trust
5.949%, 02/25/63 (144A) (e)	910,527	906,704
PRKCM Trust
7.304%, 02/25/58 (144A) (e)	4,270,332	4,215,060
Residential Accredit Loans, Inc. Trust
6.430%, 11/25/37 (b)	1,693,459	1,385,392
Residential Asset Securitization Trust
5.750%, 02/25/36	668,665	612,829
Sequoia Mortgage Trust
3.725%, 07/25/45 (144A) (b)	3,590	3,414
6.386%, 6M TSFR + 1.108%, 06/20/33 (b)	24,000	22,918
Structured Adjustable Rate Mortgage Loan Trust
4.231%, 09/25/35 (b)	250,208	150,659
6.944%, 1M TSFR + 1.614%, 09/25/37 (b)	1,151,841	1,021,694
Structured Asset Mortgage Investments II Trust
5.880%, 1M TSFR + 0.534%, 05/25/46 (b)	96,707	64,172
6.020%, 1M TSFR + 0.674%, 02/25/36 (b)	1,131,630	911,068
Towd Point Mortgage Trust
3.668%, 06/25/57 (144A) (b)	2,900,000	2,360,929
7.710%, 1M TSFR + 2.364%, 05/25/58 (144A) (b)	1,220,000	1,264,024
Verus Securitization Trust
4.910%, 06/25/67 (144A) (e)	2,814,690	2,739,085
6.118%, 01/25/69 (144A) (e)	4,672,622	4,643,783
6.845%, 04/25/69 (144A) (e)	4,219,248	4,255,171
6.968%, 12/25/68 (144A) (e)	2,329,516	2,344,929
WaMu Mortgage Pass-Through Certificates Trust
4.810%, 09/25/36 (b)	213,270	182,071
5.594%, 08/25/33 (b)	340,989	324,123
5.951%, 12M MTA + 0.798%, 03/25/47 (b)	559,111	483,158
6.000%, 1M TSFR + 0.654%, 12/25/45 (b)	126,537	122,979
6.420%, 1M TSFR + 1.074%, 12/25/45 (b)	4,838,174	3,575,044
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
1.220%, -1x 1M TSFR + 6.566%, 04/25/37 (b) (l)	6,406,750	871,007
		131,151,504
Commercial Mortgage-Backed Securities — 4.0%
280 Park Avenue Mortgage Trust
7.164%, 1M TSFR + 1.836%, 09/15/34 (144A) (b)	1,640,000	1,492,716
Benchmark Mortgage Trust
3.666%, 01/15/51 (b)	1,210,000	1,134,483
6.363%, 07/15/56 (b)	1,120,000	1,155,814
BX Commercial Mortgage Trust
3.667%, 03/11/44 (144A) (b)	9,066,697	7,523,316
Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
BX Commercial Mortgage Trust
9.017%, 1M TSFR + 3.688%, 05/15/34 (144A) (b)	3,680,000	$3,669,413
BX Trust
8.019%, 1M TSFR + 2.690%, 04/15/29 (144A) (b)	5,424,932	5,370,682
CFK Trust
3.573%, 03/15/39 (144A) (b)	2,450,000	1,751,340
Citigroup Commercial Mortgage Trust
3.110%, 04/10/48 (144A)	1,750,000	1,567,977
3.225%, 09/15/48 (144A)	2,000,000	1,770,255
4.477%, 07/10/47 (b)	1,210,000	1,201,549
6.015%, 10/12/40 (144A) (b)	1,120,000	1,121,204
CSMC Trust
3.160%, 12/15/41 (144A)	7,420,000	6,488,118
4.373%, 09/15/37 (144A)	6,620,000	3,755,685
12.794%, PRIME + 4.294%, 07/15/32 (144A) (b)	6,285,000	5,660,424
Greystone CRE Notes
10.661%, 1M TSFR + 5.333%, 03/15/41 (144A) (b)	2,180,000	2,174,761
GS Mortgage Securities Corp. II
9.263%, 03/10/41 (144A) (b)	3,260,000	3,270,388
GS Mortgage Securities Corp. Trust
8.094%, 1M TSFR + 2.614%, 05/15/26 (144A) (b)	1,540,000	792,502
GS Mortgage Securities Trust
3.384%, 05/10/50	4,000,000	3,328,612
JP Morgan Chase Commercial Mortgage Securities Trust
4.879%, 01/15/49 (b)	568,000	504,633
9.709%, 1M TSFR + 4.379%, 11/15/38 (144A) (b)	3,760,000	3,670,759
MHC Trust
7.394%, 1M TSFR + 2.064%, 05/15/38 (144A) (b)	4,496,000	4,417,396
MIC Trust
8.732%, 12/05/38 (144A) (b)	1,080,000	1,159,817
Morgan Stanley Capital I Trust
4.710%, 12/15/48 (b)	1,940,000	1,737,344
MSWF Commercial Mortgage Trust
5.472%, 05/15/56	2,210,000	2,226,843
7.252%, 12/15/56 (b)	2,260,000	2,345,233
Multifamily Trust
12.547%, 04/25/46 (144A) (b)	2,312,590	2,295,838
SMR Mortgage Trust
11.329%, 1M TSFR + 6.000%, 02/15/39 (144A) (b)	2,755,342	2,555,803
SMRT Commercial Mortgage Trust
7.279%, 1M TSFR + 1.950%, 01/15/39 (144A) (b)	5,560,000	5,448,800
Soho Trust
2.787%, 08/10/38 (144A) (b)	3,330,000	2,053,887
UBS Commercial Mortgage Trust
3.418%, 12/15/50	917,348	869,561
Waikiki Beach Hotel Trust
7.656%, 1M TSFR + 2.327%, 12/15/33 (144A) (b)	1,860,000	1,824,429
WB Commercial Mortgage Trust
8.278%, 03/15/40 (144A) (b)	1,100,000	1,108,822
		85,448,404
Total Mortgage-Backed Securities (Cost $221,920,187)		216,599,908

See accompanying notes to financial statements.
BHFTII-387

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Asset-Backed Securities—10.1%
Security Description	Principal Amount*	Value

Asset-Backed - Automobile — 0.4%
Avis Budget Rental Car Funding AESOP LLC
3.710%, 08/20/27 (144A)	7,750,000	$7,029,239
Asset-Backed - Home Equity — 0.2%
Bear Stearns Asset-Backed Securities Trust
6.200%, 1M TSFR + 0.854%, 01/25/34 (b)	8,770	8,405
WaMu Asset-Backed Certificates WaMu Trust
5.630%, 1M TSFR + 0.284%, 07/25/47 (b)	6,280,472	4,472,553
		4,480,958
Asset-Backed - Manufactured Housing — 0.4%
Conseco Finance Corp.
7.020%, 05/01/31 (b)	15,873,927	5,262,264
7.700%, 05/01/31 (b)	7,140,726	2,546,331
Origen Manufactured Housing Contract Trust
6.950%, 10/15/37 (b)	230,056	219,416
7.470%, 04/15/37 (b)	247,678	229,783
UCFC Manufactured Housing Contract
7.095%, 04/15/29 (b)	730,364	658,607
		8,916,401
Asset-Backed - Other — 8.8%
1988 CLO 5 Ltd.
8.625%, 3M TSFR + 3.300%, 07/15/37 (144A) (b)	1,200,000	1,200,000
AB BSL CLO 4 Ltd.
7.325%, 3M TSFR + 2.000%, 04/20/36 (144A) (b)	1,000,000	1,007,687
AMMC CLO 23 Ltd.
9.025%, 3M TSFR + 3.700%, 04/17/35 (144A) (b)	2,540,000	2,527,148
AMMC CLO 30 Ltd.
9.791%, 3M TSFR + 4.500%, 01/15/37 (144A) (b)	1,800,000	1,806,998
Apex Credit CLO Ltd.
9.643%, 3M TSFR + 4.320%, 04/20/35 (144A) (b)	2,560,000	2,546,680
Apidos CLO XXII Ltd.
12.336%, 3M TSFR + 7.012%, 04/20/31 (144A) (b)	5,490,000	5,494,804
Apidos Loan Fund Ltd.
8.520%, 3M TSFR + 3.200%, 04/25/35 (144A) (b)	1,800,000	1,801,368
APL Finance DAC
7.861%, 07/21/31 (144A)	1,200,000	1,207,268
Applebee's Funding LLC/IHOP Funding LLC
7.824%, 03/05/53 (144A)	3,150,000	3,256,732
Bain Capital Credit CLO Ltd.
7.158%, 3M TSFR + 1.830%, 04/16/36 (144A) (b)	4,690,000	4,714,369
Balboa Bay Loan Funding Ltd.
11.986%, 3M TSFR + 6.662%, 01/20/32 (144A) (b)	2,400,000	2,406,602
Barings CLO Ltd.
8.536%, 3M TSFR + 3.212%, 10/20/30 (144A) (b)	2,757,500	2,748,930
11.266%, 3M TSFR + 5.942%, 01/20/32 (144A) (b)	5,740,000	5,709,337
Bear Stearns Asset-Backed Securities Trust
6.000%, 10/25/36	932,161	358,253
Birch Grove CLO Ltd.
9.172%, 3M TSFR + 3.850%, 07/17/37 (144A) (b)	2,180,000	2,184,040
Buckhorn Park CLO Ltd.
6.709%, 3M TSFR + 1.382%, 07/18/34 (144A) (b)	5,890,000	5,895,890
8.689%, 3M TSFR + 3.362%, 07/18/34 (144A) (b)	800,000	798,494
Canyon Capital CLO Ltd.
12.000%, 3M TSFR + 6.672%, 04/15/34 (144A) (b)	750,000	748,849
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Captree Park CLO Ltd.
8.583%, 3M TSFR + 3.250%, 07/20/37 (144A) (b)	2,220,000	$2,221,945
Carlyle Global Market Strategies CLO Ltd.
6.634%, 3M TSFR + 1.312%, 05/15/31 (144A) (b)	4,838,870	4,848,325
8.536%, 3M TSFR + 3.212%, 07/20/31 (144A) (b)	1,500,000	1,490,259
CarVal CLO VII-C Ltd.
7.525%, 3M TSFR + 2.200%, 01/20/35 (144A) (b)	4,500,000	4,506,763
CIFC Funding Ltd.
9.025%, 3M TSFR + 3.700%, 04/20/37 (144A) (b)	1,340,000	1,342,665
Dividend Solar Loans LLC
3.670%, 08/22/39 (144A)	2,316,756	1,999,740
Dryden 43 Senior Loan Fund
11.986%, 3M TSFR + 6.662%, 04/20/34 (144A) (b)	2,790,000	2,748,588
Flatiron CLO 28 Ltd.
11.017%, 3M TSFR + 5.750%, 07/15/36 (144A) (b)	1,500,000	1,504,497
FNA VI LLC
1.350%, 01/10/32 (144A)	632,195	580,146
Fortress Credit BSL XII Ltd.
12.720%, 3M TSFR + 7.392%, 10/15/34 (144A) (b)	2,250,000	2,222,082
Galaxy XXVI CLO Ltd.
8.277%, 3M TSFR + 2.950%, 11/22/31 (144A) (b)	1,795,000	1,798,122
Golub Capital Partners CLO 53B Ltd.
12.286%, 3M TSFR + 6.962%, 07/20/34 (144A) (b)	2,500,000	2,516,793
Golub Capital Partners CLO 66B Ltd.
7.274%, 3M TSFR + 1.950%, 04/25/36 (144A) (b)	1,210,000	1,222,263
Greenwood Park CLO Ltd.
10.540%, 3M TSFR + 5.212%, 04/15/31 (144A) (b)	7,380,000	7,186,275
Greywolf CLO II Ltd.
9.227%, 3M TSFR + 3.910%, 04/17/34 (144A) (b)	4,090,000	3,992,633
HalseyPoint CLO I Ltd.
13.786%, 3M TSFR + 8.462%, 01/20/33 (144A) (b)	2,770,000	2,622,428
Hayfin U.S. XV Ltd.
9.597%, 3M TSFR + 4.260%, 04/28/37 (144A) (b)	2,970,000	3,034,197
Kestrel Aircraft Funding Ltd.
4.250%, 12/15/38 (144A)	1,124,603	1,057,183
LFS LLC
8.250%, 07/15/35 (144A)	1,000,000	985,950
Long Beach Mortgage Loan Trust
5.977%, 1M TSFR + 0.634%, 01/21/31 (b)	491	490
Madison Park Funding XXIV Ltd.
8.279%, 3M TSFR + 2.950%, 10/20/29 (144A) (b)	2,460,000	2,464,288
Magnetite XII Ltd.
11.270%, 3M TSFR + 5.942%, 10/15/31 (144A) (b)	500,000	500,935
MidOcean Credit CLO VII
9.470%, 3M TSFR + 4.142%, 07/15/29 (144A) (b)	4,000,000	3,999,620
Mosaic Solar Loans LLC
9.000%, 09/20/49 (144A)	2,600,000	2,539,811
Mountain View CLO XVI Ltd.
9.519%, 3M TSFR + 4.190%, 04/15/34 (144A) (b)	3,700,000	3,652,688
Neuberger Berman Loan Advisers CLO 31 Ltd.
8.836%, 3M TSFR + 3.512%, 04/20/31 (144A) (b)	1,960,000	1,950,151
Neuberger Berman Loan Advisers CLO 44 Ltd.
11.589%, 3M TSFR + 6.262%, 10/16/34 (144A) (b)	3,560,000	3,581,801
Ocean Trails CLO X
13.160%, 3M TSFR + 7.832%, 10/15/34 (144A) (b)	3,500,000	3,394,485
See accompanying notes to financial statements.
BHFTII-388

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Asset-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Ocean Trails CLO XIV Ltd.
7.325%, 3M TSFR + 2.000%, 01/20/35 (144A) (b)	5,190,000	$5,210,765
OCP CLO Ltd.
8.674%, 3M TSFR + 3.350%, 07/16/35 (144A) (b)	3,650,000	3,687,905
9.021%, 3M TSFR + 3.700%, 04/26/36 (144A) (b)	2,210,000	2,228,876
Octagon Investment Partners 32 Ltd.
8.990%, 3M TSFR + 3.662%, 07/15/29 (144A) (b)	2,475,000	2,467,686
OHA Credit Funding 19 Ltd.
8.194%, 3M TSFR + 2.900%, 07/20/37 (144A) (b)	1,000,000	1,000,000
Palmer Square Loan Funding Ltd.
8.329%, 3M TSFR + 3.000%, 04/15/31 (144A) (b)	3,480,000	3,485,739
Peace Park CLO Ltd.
11.586%, 3M TSFR + 6.262%, 10/20/34 (144A) (b)	2,250,000	2,255,326
Pioneer Aircraft Finance Ltd.
3.967%, 06/15/44 (144A)	1,685,184	1,579,911
Rad CLO 21 Ltd.
9.724%, 3M TSFR + 4.400%, 01/25/33 (144A) (b)	2,160,000	2,166,277
RR 18 Ltd.
11.840%, 3M TSFR + 6.512%, 10/15/34 (144A) (b)	7,070,000	7,080,343
Sculptor CLO XXVI Ltd.
12.836%, 3M TSFR + 7.512%, 07/20/34 (144A) (b)	4,370,000	4,359,586
Structured Asset Securities Corp. Mortgage Loan Trust
5.680%, 1M TSFR + 0.334%, 02/25/36 (144A) (b)	2,533,121	69,873
Symphony CLO XIX Ltd.
6.549%, 3M TSFR + 1.222%, 04/16/31 (144A) (b)	1,913,092	1,913,469
TCI-Symphony CLO Ltd.
8.690%, 3M TSFR + 3.362%, 10/13/32 (144A) (b)	1,720,000	1,723,156
12.340%, 3M TSFR + 7.012%, 10/13/32 (144A) (b)	6,440,000	6,334,152
Thrust Engine Leasing DAC
4.163%, 07/15/40 (144A)	3,006,513	2,777,446
Trinitas CLO XXVI Ltd.
8.275%, 3M TSFR + 2.950%, 01/20/35 (144A) (b)	3,100,000	3,097,982
Trinitas CLO XXVII Ltd.
9.545%, 3M TSFR + 4.300%, 04/18/37 (144A) (b)	4,190,000	4,292,073
Valley Stream Park CLO Ltd.
9.475%, 3M TSFR + 4.150%, 10/20/34 (144A) (b)	2,725,000	2,743,233
Voya CLO Ltd.
12.536%, 3M TSFR + 7.212%, 04/20/34 (144A) (b)	2,360,000	2,349,883
Warwick Capital CLO 3 Ltd.
9.823%, 3M TSFR + 4.500%, 04/20/37 (144A) (b)	2,420,000	2,460,383
Whitebox CLO IV Ltd.
7.475%, 3M TSFR + 2.150%, 04/20/36 (144A) (b)	6,220,000	6,254,913
Whitehorse XII Ltd.
9.240%, 3M TSFR + 3.912%, 10/15/31 (144A) (b)	2,600,000	2,573,610
		188,491,159
Asset-Backed - Student Loan — 0.3%
College Avenue Student Loans LLC
6.060%, 05/25/55 (144A)	2,558,000	2,464,714
National Collegiate Student Loan Trust
5.750%, 1M TSFR + 0.404%, 01/25/33 (b)	1,654,062	1,558,035
Security Description	Principal Amount*	Value

Asset-Backed - Student Loan—(Continued)
SMB Private Education Loan Trust
3.860%, 01/15/53 (144A)	2,695,651	$2,320,775
		6,343,524
Total Asset-Backed Securities (Cost $217,011,458)		215,261,281

U.S. Treasury & Government Agencies—7.0%
Agency Sponsored Mortgage-Backed — 7.0%
Federal Home Loan Mortgage Corp.
1.500%, 05/01/41	703,547	569,051
1.500%, 07/01/41	556,835	450,120
3.000%, 06/01/35	2,222,072	2,054,226
4.000%, 07/01/49	5,348,073	4,977,196
4.500%, 02/01/47	1,221,677	1,175,839
7.000%, 03/01/39	29,717	31,542
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust
4.000%, 07/25/56 (b)	949,476	943,040
4.250%, 11/25/59 (144A) (b)	4,610,000	4,276,657
4.250%, 05/25/60 (144A) (b)	4,710,000	4,354,555
Federal Home Loan Mortgage Corp. STACR REMICS Trust
8.335%, SOFR30A + 3.000%, 12/25/50 (144A) (b)	8,290,000	8,984,027
8.385%, SOFR30A + 3.050%, 01/25/34 (144A) (b)	4,750,000	5,077,167
9.085%, SOFR30A + 3.750%, 02/25/42 (144A) (b)	2,717,000	2,852,828
10.085%, SOFR30A + 4.750%, 02/25/42 (144A) (b)	1,090,000	1,162,315
11.085%, SOFR30A + 5.750%, 09/25/42 (144A) (b)	3,780,000	4,223,407
Federal National Mortgage Association
2.000%, 07/01/36	3,668,560	3,243,194
2.000%, 08/01/41	3,887,719	3,283,940
2.000%, 08/01/51	2,364,714	1,886,863
2.000%, 10/01/51	12,021,053	9,574,701
2.500%, 07/01/41	2,186,355	1,885,925
2.500%, 04/01/51	6,236,122	5,134,958
2.500%, 09/01/51	314,277	262,159
2.500%, 10/01/51	1,388,271	1,153,559
2.500%, 03/01/52	4,580,762	3,796,827
3.000%, 06/01/51	13,233,104	11,331,496
3.500%, 08/01/45	14,848,117	13,456,931
4.000%, 03/01/52	3,435,333	3,152,426
4.500%, 04/01/48	962,092	926,062
4.500%, 04/01/49	39,218	37,481
4.500%, 10/01/49	20,921	20,046
4.500%, 08/01/58	66,020	62,739
7.000%, 07/01/30	147	151
7.000%, 07/01/31	769	791
7.000%, 09/01/31	532	547
7.000%, 10/01/31	732	753
7.000%, 11/01/31	11,529	11,857
7.000%, 01/01/32	3,761	3,868
7.500%, 01/01/30	108	111
7.500%, 02/01/30	170	169
7.500%, 06/01/30	20	20
7.500%, 08/01/30	43	43
7.500%, 09/01/30	226	227
See accompanying notes to financial statements.
BHFTII-389

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Federal National Mortgage Association
7.500%, 10/01/30	2	$2
7.500%, 11/01/30	5,892	5,882
7.500%, 02/01/31	286	285
8.000%, 07/01/30	123	127
8.000%, 09/01/30	246	247
Federal National Mortgage Association Connecticut Avenue Securities
7.835%, SOFR30A + 2.500%, 10/25/43 (144A) (b)	1,810,000	1,865,495
7.835%, SOFR30A + 2.500%, 02/25/44 (144A) (b)	1,100,000	1,118,414
8.035%, SOFR30A + 2.700%, 01/25/44 (144A) (b)	4,650,000	4,738,392
8.435%, SOFR30A + 3.100%, 10/25/41 (144A) (b)	7,990,000	8,223,274
8.850%, SOFR30A + 3.514%, 10/25/39 (144A) (b)	10,528,425	10,933,286
9.235%, SOFR30A + 3.900%, 07/25/43 (144A) (b)	1,470,000	1,558,940
9.550%, SOFR30A + 4.214%, 07/25/39 (144A) (b)	3,154,641	3,305,123
Federal National Mortgage Association REMICS
4.500%, 06/25/29	7,147	7,086
5.800%, SOFR30A + 0.464%, 05/25/34 (b)	29,254	29,056
FREMF Mortgage Trust
11.724%, SOFR30A + 6.400%, 07/25/31 (144A) (b)	2,006,196	1,991,138
Government National Mortgage Association
Zero Coupon, 04/16/52 (b) (l)	1,842,571	18
0.165%, 03/16/47 (b) (l)	55,492	10
0.570%, 07/16/58 (b) (l)	869,618	22,182
2.000%, 02/20/51	786,258	626,952
2.500%, 03/20/51	2,534,977	2,134,442
2.500%, 05/20/51	273,513	227,536
3.500%, 12/20/50	2,411,688	2,185,369
4.500%, 11/20/50	891,525	848,400
4.500%, 12/20/50	155,780	150,037
5.500%, 01/15/34	13,560	13,805
5.500%, 03/20/34	2,243	2,297
5.500%, 04/15/34	4,366	4,445
5.500%, 07/15/34	23,593	24,019
5.500%, 10/15/34	24,149	24,497
5.750%, 10/15/38	22,251	23,034
6.000%, 05/20/32	2,821	2,891
6.000%, 02/15/33	515	524
6.000%, 03/15/33	1,653	1,684
6.000%, 06/15/33	988	1,024
6.000%, 07/15/33	2,159	2,216
6.000%, 09/15/33	857	864
6.000%, 10/15/33	900	926
6.000%, 11/20/33	3,595	3,694
6.500%, 02/15/32	171	174
6.500%, 03/15/32	177	180
6.500%, 11/15/32	407	415
Government National Mortgage Association, TBA
2.000%, TBA (m)	100,000	80,914
5.500%, TBA (m)	1,500,000	1,488,149
Multifamily Connecticut Avenue Securities Trust
8.700%, SOFR30A + 3.364%, 10/25/49 (144A) (b)	2,602,322	2,602,338
9.200%, SOFR30A + 3.864%, 03/25/50 (144A) (b)	3,859,450	3,868,545
Uniform Mortgage-Backed Security, TBA
2.500%, TBA (m)	1,300,000	1,061,379
		149,539,521
Security Description	Principal Amount*	Value

U.S. Treasury — 0.0%
U.S. Treasury Bonds
4.750%, 11/15/53 (a)	160,000	$165,400
Total U.S. Treasury & Government Agencies (Cost $160,631,073)		149,704,921

Foreign Government—5.3%
Regional Government — 0.7%
Provincia de Buenos Aires
6.375%, 09/01/37 (144A) (e)	24,008,445	9,873,473
Provincia de Cordoba
6.990%, 06/01/27 (144A) (e)	5,515,415	4,701,892
		14,575,365
Sovereign — 4.6%
Angola Government International Bonds
8.750%, 04/14/32 (144A)	1,520,000	1,344,714
9.125%, 11/26/49	1,710,000	1,402,132
Bahamas Government International Bonds
8.950%, 10/15/32	1,660,000	1,550,025
Brazil Government International Bonds
6.000%, 04/07/26	2,970,000	2,982,458
Brazil Notas do Tesouro Nacional
10.000%, 01/01/31 (BRL)	56,781,000	9,171,715
Dominican Republic International Bonds
4.500%, 01/30/30	1,200,000	1,089,024
4.875%, 09/23/32	4,020,000	3,596,414
5.500%, 02/22/29 (144A)	2,100,000	2,025,812
Egypt Government International Bonds
5.875%, 02/16/31	510,000	395,780
7.053%, 01/15/32	1,940,000	1,549,397
El Salvador Government International Bonds
6.375%, 01/18/27	500,000	444,309
9.250%, 04/17/30 (144A)	1,180,000	1,048,097
Ethiopia International Bonds
6.625%, 12/11/24	1,500,000	1,080,831
Ghana Government International Bonds
10.750%, 10/14/30	2,670,000	1,806,064
Ivory Coast Government International Bonds
7.625%, 01/30/33 (144A)	6,250,000	6,062,500
8.250%, 01/30/37 (144A)	2,020,000	1,956,774
Jamaica Government International Bonds
9.625%, 11/03/30 (JMD)	227,000,000	1,540,617
Jordan Government International Bonds
7.500%, 01/13/29	2,340,000	2,290,392
7.750%, 01/15/28 (144A)	3,150,000	3,116,988
Mexico Bonos
7.750%, 11/23/34 (MXN)	413,990,000	19,472,352
8.500%, 05/31/29 (MXN)	271,470,000	13,961,675
Mexico Government International Bonds
6.000%, 05/07/36	4,530,000	4,410,329
Mozambique International Bonds
9.000%, 09/15/31 (e)	1,240,000	1,024,559
Nigeria Government International Bonds
7.143%, 02/23/30	2,600,000	2,257,775
See accompanying notes to financial statements.
BHFTII-390

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Foreign Government—(Continued)
Security Description	Principal Amount*/ Shares	Value

Sovereign—(Continued)
Republic of Kenya Government International Bonds
6.300%, 01/23/34	1,520,000	$1,134,163
9.750%, 02/16/31 (144A)	6,440,000	6,173,706
Republic of Uzbekistan International Bonds
3.900%, 10/19/31	1,650,000	1,340,036
Senegal Government International Bonds
6.250%, 05/23/33	1,520,000	1,272,343
Sri Lanka Government International Bonds
6.200%, 05/11/27 (f)	1,580,000	923,422
Ukraine Government International Bonds
7.375%, 09/25/34	6,330,000	1,808,797
Uruguay Government International Bonds
3.400%, 05/16/45 (UYU) (n)	8,865,127	223,454
3.875%, 07/02/40 (UYU) (n)	49,851,132	1,340,161
		99,796,815
Total Foreign Government (Cost $123,042,311)		114,372,180

Convertible Bonds—0.4%
Media — 0.4%
DISH Network Corp.
Zero Coupon, 12/15/25	9,760,000	7,174,602
Gannett Co., Inc.
6.000%, 12/01/27 (144A)	695,000	747,563
Total Convertible Bonds (Cost $8,124,268)		7,922,165

Convertible Preferred Stocks—0.3%
Banks — 0.3%
Wells Fargo & Co.- Series L, 7.500% (Cost $5,598,292)	4,965	5,903,236

Preferred Stocks—0.2%
Pipelines — 0.2%
Equitrans Midstream Corp.- Series A, 13.736% (Cost $3,170,821)	142,893	3,107,923

Common Stocks—0.0%
Automobile Components — 0.0%
Lear Corp.	399	45,570
Chemicals — 0.0%
LyondellBasell Industries NV - Class A	23	2,200
Media — 0.0%
Cengage Learning, Inc. (o)	10,995	185,541
Security Description	Shares/ Principal Amount*	Value

Oil, Gas & Consumable Fuels — 0.0%
Ascent Capital Group, Inc. - Class A (d) (g) (o)	1,399,556	$27,991
Total Common Stocks (Cost $444,634)		261,302

Municipals—0.0%
Virginia Housing Development Authority
6.000%, 06/25/34 (Cost $237,280)	239,479	232,569

Escrow Shares—0.0%
Forest Products & Paper — 0.0%
Sino Forest Corp. (d) (g) (o) (Cost $0)	1,746,000	0

Short-Term Investments—0.9%
Repurchase Agreement—0.9%
Fixed Income Clearing Corp.
Repurchase Agreement dated 06/28/24 at 4.250%, due on 07/01/24, with a maturity value of $19,029,011; collateralized by U.S. Treasury Note at 4.875%, maturing 04/30/26, with a market value of $19,402,858	19,022,274	19,022,274
Total Short-Term Investments (Cost $19,022,274)		19,022,274

Securities Lending Reinvestments (p)—12.2%
Certificates of Deposit—4.7%
Bank of America Corp.
5.570%, SOFR + 0.230%, 07/08/24 (b)	2,000,000	2,000,068
Bank of Montreal
5.540%, SOFR + 0.200%, 12/17/24 (b)	3,000,000	3,000,000
5.640%, SOFR + 0.300%, 03/04/25 (b)	2,000,000	2,000,010
5.890%, SOFR + 0.550%, 11/08/24 (b)	2,000,000	2,002,702
Bank of Nova Scotia
5.640%, SOFR + 0.300%, 03/13/25 (b)	2,000,000	1,999,998
5.650%, SOFR + 0.310%, 03/19/25 (b)	4,000,000	3,999,983
5.680%, SOFR + 0.340%, 05/02/25 (b)	3,000,000	3,000,074
Barclays Bank PLC (NY)
5.510%, SOFR + 0.170%, 08/07/24 (b)	2,000,000	1,999,950
BNP Paribas SA
5.560%, SOFR + 0.220%, 11/07/24 (b)	5,000,000	5,000,705
Canadian Imperial Bank of Commerce (NY)
5.700%, SOFR + 0.360%, 01/09/25 (b)	3,000,000	3,002,544
Credit Agricole Corp. & Investment Bank
5.500%, 12/10/24	1,000,000	1,000,201
Credit Agricole Corp. & Investment Bank (NY)
5.590%, SOFR + 0.250%, 11/05/24 (b)	5,000,000	5,001,410
Credit Industriel et Commercial
Zero Coupon, 11/18/24	1,000,000	978,840
5.515%, 10/17/24	3,000,000	3,000,135
DZ Bank AG (NY)
5.550%, SOFR + 0.210%, 10/28/24 (b)	4,000,000	4,000,264
See accompanying notes to financial statements.
BHFTII-391

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Securities Lending Reinvestments (p)—(Continued)
Security Description	Principal Amount*	Value
Certificates of Deposit—(Continued)
Mitsubishi UFJ Trust & Banking Corp.
Zero Coupon, 07/29/24	1,000,000	$995,370
Zero Coupon, 09/11/24	3,000,000	2,966,400
Zero Coupon, 09/13/24	3,000,000	2,965,500
5.570%, SOFR + 0.240%, 07/11/24 (b)	2,000,000	2,000,063
Mizuho Bank Ltd.
5.510%, SOFR + 0.170%, 08/06/24 (b)	2,000,000	2,000,102
5.570%, SOFR + 0.230%, 11/12/24 (b)	5,000,000	5,001,295
MUFG Bank Ltd. (London)
5.510%, SOFR + 0.200%, 09/23/24 (b)	2,000,000	2,000,004
Nordea Bank Abp
5.460%, SOFR + 0.120%, 07/15/24 (b)	2,000,000	2,000,034
5.490%, SOFR + 0.150%, 07/29/24 (b)	4,000,000	4,000,204
Oversea-Chinese Banking Corp. Ltd.
5.460%, SOFR + 0.120%, 07/19/24 (b)	2,000,000	1,999,944
5.510%, SOFR + 0.170%, 09/16/24 (b)	2,000,000	1,999,934
5.540%, SOFR + 0.200%, 10/22/24 (b)	5,000,000	5,000,055
Royal Bank of Canada
5.680%, SOFR + 0.340%, 04/22/25 (b)	2,000,000	2,002,148
5.680%, SOFR + 0.340%, 05/08/25 (b)	2,000,000	2,001,714
Skandinaviska Enskilda Banken AB
5.640%, SOFR + 0.300%, 02/06/25 (b)	1,000,000	1,000,514
Sumitomo Mitsui Banking Corp.
5.570%, SOFR + 0.230%, 07/11/24 (b)	1,000,000	1,000,048
Sumitomo Mitsui Trust Bank Ltd.
5.560%, SOFR + 0.220%, 11/18/24 (b)	3,000,000	3,002,277
Svenska Handelsbanken AB
5.640%, SOFR + 0.300%, 02/06/25 (b)	1,000,000	1,000,543
5.690%, SOFR + 0.350%, 01/17/25 (b)	2,000,000	2,002,866
Toronto-Dominion Bank
5.680%, SOFR + 0.340%, 05/09/25 (b)	4,000,000	4,000,069
5.720%, SOFR + 0.380%, 01/08/25 (b)	3,000,000	3,000,094
Westpac Banking Corp.
5.890%, SOFR + 0.550%, 10/11/24 (b)	6,000,000	6,006,042
		99,932,104
Commercial Paper—0.5%
Australia & New Zealand Banking Group, Ltd.
5.520%, SOFR + 0.180%, 12/17/24 (b)	5,000,000	4,998,995
ING U.S. Funding LLC
5.550%, SOFR + 0.210%, 10/24/24 (b)	2,500,000	2,500,480
5.570%, SOFR + 0.230%, 11/20/24 (b)	3,000,000	3,000,588
Natixis SA
5.640%, SOFR + 0.300%, 12/18/24 (b)	1,500,000	1,462,980
		11,963,043
Repurchase Agreements—6.8%
Bank of Montreal
Repurchase Agreement dated 06/28/24 at 5.460%, due on 07/01/24 with a maturity value of $5,002,275; collateralized by U.S. Treasury Obligations with rates ranging from 0.750% - 5.555%, maturity dates ranging from 01/31/26 - 11/15/53, and various Common Stock with an aggregate market value of $5,299,891	5,000,000	5,000,000
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
Bank of Nova Scotia
Repurchase Agreement dated 06/28/24 at 5.450%, due on 07/01/24 with a maturity value of $18,408,357; collateralized by various Common Stock with an aggregate market value of $20,518,534	18,400,000	$18,400,000
Repurchase Agreement dated 06/28/24 at 5.480%, due on 07/01/24 with a maturity value of $6,002,740; collateralized by various Common Stock with an aggregate market value of $6,690,826	6,000,000	6,000,000
BofA Securities, Inc.
Repurchase Agreement dated 06/28/24 at 5.300%, due on 07/01/24 with a maturity value of $6,627,600; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 01/15/28 - 05/15/49, and an aggregate market value of $6,757,168	6,624,674	6,624,675
Citigroup Global Markets, Inc.
Repurchase Agreement dated 06/28/24 at 5.620%, due on 08/02/24 with a maturity value of $3,016,392; collateralized by various Common Stock with an aggregate market value of $3,300,002	3,000,000	3,000,000
Repurchase Agreement dated 06/28/24 at 5.870%, due on 12/30/24 with a maturity value of $10,301,653; collateralized by various Common Stock with an aggregate market value of $11,000,001	10,000,000	10,000,000
National Bank of Canada
Repurchase Agreement dated 06/28/24 at 5.450%,due on 07/05/24, with a maturity value of $30,031,791; collateralized by various Common Stock with an aggregate market value of $33,464,537	30,000,000	30,000,000
Repurchase Agreement dated 06/28/24 at 5.470%, due on 07/01/24 with a maturity value of $4,001,823; collateralized by various Common Stock with an aggregate market value of $4,462,003	4,000,000	4,000,000
NBC Global Finance Ltd.
Repurchase Agreement dated 06/28/24 at 5.490%, due on 07/01/24 with a maturity value of $9,004,118; collateralized by various Common Stock with an aggregate market value of $10,039,539	9,000,000	9,000,000
Royal Bank of Canada Toronto
Repurchase Agreement dated 06/28/24 at 5.590%, due on 08/02/24 with a maturity value of $15,081,521; collateralized by various Common Stock with an aggregate market value of $16,669,255	15,000,000	15,000,000
Societe Generale
Repurchase Agreement dated 06/28/24 at 5.420%, due on 07/01/24 with a maturity value of $2,000,903; collateralized by various Common Stock with an aggregate market value of $2,226,255	2,000,000	2,000,000
Repurchase Agreement dated 06/28/24 at 5.450%, due on 07/01/24 with a maturity value of $3,751,703; collateralized by various Common Stock with an aggregate market value of $4,176,668	3,750,000	3,750,000
TD Prime Services LLC
Repurchase Agreement dated 06/28/24 at 5.420%,due on 07/01/24, with a maturity value of $32,014,453; collateralized by various Common Stock with an aggregate market value of $35,215,899	32,000,000	32,000,000
		144,774,675
See accompanying notes to financial statements.
BHFTII-392

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Securities Lending Reinvestments (p)—(Continued)

Security Description	Shares	Value

Mutual Funds—0.2%
AB Government Money Market, Institutional Class, 5.220% (q)	2,275,000	$2,275,000
STIT-Government & Agency Portfolio, Institutional Class, 5.230% (q)	2,000,000	2,000,000
		4,275,000
Total Securities Lending Reinvestments (Cost $260,958,803)		260,944,822
Total Purchased Options—0.0% (r) (Cost $741,042)		583,746
Total Investments—110.6% (Cost $2,440,379,788)		2,366,659,558
Unfunded Loan Commitments—(0.0)% (Cost $(493,333))		(493,333)
Net Investments—110.6% (Cost $2,439,886,455)		2,366,166,225
Other assets and liabilities (net)—(10.6)%		(225,486,934)
Net Assets—100.0%		$2,140,679,291

*	Principal amount stated in U.S. dollars unless otherwise noted.
†
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of June 30, 2024, the market value of restricted securities was
$15,279,610, which is 0.7% of net assets. See  details shown in the Restricted Securities table that follows.

(a)
All or a portion of the security was held on loan. As of June 30, 2024, the market value of securities loaned was $311,358,811 and the collateral received consisted of cash in the amount of $260,912,244 and non-cash collateral with a value of $61,495,384. The cash collateral investments are disclosed in the Schedule of Investments and categorized as
Securities Lending Reinvestments. The non-cash collateral received consists of U.S.
government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and Liabilities.

(b)
Variable or floating rate security. The stated rate represents the rate at June 30, 2024.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(c)	Payment-in kind security for which part of the income earned may be paid as additional principal.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	Security is a “step up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(f)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(g)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of June 30, 2024, these securities represent 0.05% of net assets.
(h)
Floating rate loans ("Senior Loans") often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the Secured Overnight Financing Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.

(i)	This loan will settle after June 30, 2024, at which time the interest rate will be determined.
(j)	The stated interest rates represent the range of rates applicable to the underlying contracts within the loan tranche as of June 30, 2024.
(k)
Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements for which all or a portion may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.

(l)	Interest only security.
(m)
TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.

(n)	Principal amount of security is adjusted for inflation.
(o)	Non-income producing security.
(p)	Represents investment of cash collateral received from securities on loan as of June 30, 2024.
(q)	The rate shown represents the annualized seven-day yield as of June 30, 2024.
(r)	For a breakout of open positions, see details shown in the Purchased Options table that follows.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2024, the market value of 144A securities was
$1,207,158,135, which is 56.4% of net assets.

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
ACN 113 874 712 Pty. Ltd., 13.250%, 02/15/18	05/24/11	$931,574	$960,686	$0
Countrywide Reperforming Loan REMICS Trust, 0.793%, 03/25/35	01/08/15	1,563,924	227,746	58,015
Intesa Sanpaolo SpA, 7.800%, 11/28/53	11/28/23-02/12/24	8,480,000	8,859,099	9,322,991
Knight Health Holdings LLC, 10.595%, 12/23/28	12/17/21	1,406,985	1,340,895	677,991
Massachusetts Mutual Life Insurance Co., 4.900%, 04/01/77	03/20/17	6,285,000	6,262,722	5,220,528
Northwest Acquisitions ULC/Dominion Finco, Inc., 7.125%, 11/01/22	10/06/17-11/21/19	8,475,000	8,571,525	85
				$15,279,610
See accompanying notes to financial statements.
BHFTII-393

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, including mortgage dollar roll and TBA transactions but excluding short-term securities, for the six months ended June 30, 2024 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$31,303,639	$652,326,333	$37 ,767,508	$674,720,982
Purchases and sales of mortgage dollar rolls and TBA transactions for the six months ended June 30, 2024 were as follows:
Purchases	Sales
$16,370,422	$15,868,117
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2024
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
U.S. Treasury & Government Agencies	$(171,688)	$—	$—	$—	$(171,688)
Corporate Bonds & Notes	(260,740,556)	—	—	—	(260,740,556)
Total Borrowings	$(260,912,244)	$—	$—	$—	$(260,912,244)
Gross amount of recognized liabilities for securities lending transactions					$(260,912,244)
Investments in Derivative Instruments
Forward Foreign Currency Exchange Contracts
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	54,687,195	CBNA	07/19/24	USD	35,736,113	$762,199
BRL	2,910,000	CBNA	07/02/24	USD	541,541	(20,977)
BRL	12,650,000	CBNA	07/02/24	USD	2,275,630	(12,701)
BRL	480,000	CBNA	07/02/24	USD	89,279	(3,413)
BRL	450,000	CBNA	07/02/24	USD	83,564	(3,065)
BRL	8,370,000	GSBU	07/02/24	USD	1,599,098	(101,808)
BRL	12,199,217	GSBU	07/02/24	USD	2,194,538	(12,248)
BRL	1,031,502	GSBU	07/02/24	USD	189,006	(4,483)
BRL	11,607,715	MSCS	07/02/24	USD	2,206,287	(129,809)
BRL	115,213,206	MSCS	07/19/24	USD	22,551,912	(1,981,920)
BRL	33,445,613	MSCS	07/19/24	USD	6,486,611	(515,282)
CAD	1,170,000	BNP	07/19/24	USD	850,850	4,716
CAD	5,960,000	BNP	07/19/24	USD	4,333,899	24,372
CAD	3,720,000	MSCS	07/19/24	USD	2,702,989	17,275
CAD	3,900,000	MSCS	07/19/24	USD	2,831,328	20,561
CAD	3,720,000	MSCS	07/19/24	USD	2,699,093	21,171
CHF	1,920,000	BOA	07/19/24	USD	2,106,293	35,082
CHF	1,820,000	GSBU	07/19/24	USD	2,004,339	25,506
CHF	1,820,000	GSBU	07/19/24	USD	1,995,931	33,913
EUR	2,460,000	BOA	07/19/24	USD	2,635,892	741
EUR	1,350,000	BOA	07/19/24	USD	1,439,732	7,201
EUR	2,500,000	BOA	07/19/24	USD	2,671,447	8,058
EUR	1,840,000	BOA	07/19/24	USD	1,960,399	11,717
EUR	3,360,000	BOA	07/19/24	USD	3,587,358	13,897
EUR	2,750,000	BNP	07/19/24	USD	2,958,202	(10,746)
GBP	1,030,000	CBNA	07/19/24	USD	1,279,307	22,846
See accompanying notes to financial statements.
BHFTII-394

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Forward Foreign Currency Exchange Contracts — (Continued)
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
GBP	1,030,000	CBNA	07/19/24	USD	1,275,418	$26,735
INR	27,360,000	CBNA	07/18/24	USD	327,195	754
INR	90,690,000	CBNA	07/18/24	USD	1,084,657	2,394
JPY	102,298,649	BNP	07/19/24	USD	684,256	(46,783)
MXN	16,850,000	BOA	07/19/24	USD	985,887	(67,240)
MXN	21,850,000	BOA	07/19/24	USD	1,251,780	(60,536)
MXN	46,370,000	BOA	07/19/24	USD	2,584,773	(56,720)
MXN	8,430,000	BOA	07/19/24	USD	493,774	(34,178)
MXN	161,260,000	JPMC	07/19/24	USD	9,558,901	(767,141)
MXN	39,156,000	JPMC	07/19/24	USD	2,296,001	(161,249)
MXN	29,000,000	JPMC	07/19/24	USD	1,697,607	(116,551)
MXN	25,804,000	JPMC	07/19/24	USD	1,496,144	(89,332)
MXN	15,700,000	JPMC	07/19/24	USD	932,001	(76,050)
MXN	31,530,000	JPMC	07/19/24	USD	1,780,103	(61,114)
MXN	7,250,000	JPMC	07/19/24	USD	425,113	(29,849)
MXN	15,630,000	JPMC	07/19/24	USD	870,413	(18,278)
MXN	34,150,000	JPMC	07/19/24	USD	1,839,087	22,743
MXN	14,910,000	MSCS	07/19/24	USD	872,858	(59,977)
MXN	16,450,000	MSCS	07/19/24	USD	940,274	(43,434)
MXN	23,675,000	MSCS	07/19/24	USD	1,296,739	(5,997)
MXN	20,000,000	MSCS	07/19/24	USD	1,070,530	19,853
NOK	23,320,000	BNP	07/19/24	USD	2,125,955	59,140
NOK	93,519,450	BNP	07/19/24	USD	8,575,998	186,819

Contracts to Deliver
AUD	3,050,000	CBNA	07/19/24	USD	1,999,600	(35,975)
AUD	1,520,000	CBNA	07/19/24	USD	993,369	(21,081)
AUD	1,460,000	CBNA	07/19/24	USD	954,767	(19,639)
AUD	1,860,000	CBNA	07/19/24	USD	1,222,747	(18,620)
AUD	2,980,000	CBNA	07/19/24	USD	1,981,266	(7,590)
AUD	320,000	CBNA	07/19/24	USD	212,402	(1,166)
AUD	2,310,000	CBNA	07/19/24	USD	1,541,841	144
AUD	410,000	CBNA	07/19/24	USD	274,017	382
AUD	1,410,000	CBNA	07/19/24	USD	942,945	1,909
AUD	1,340,000	JPMC	07/19/24	USD	896,889	2,571
BRL	450,000	CBNA	07/02/24	USD	80,951	452
BRL	480,000	CBNA	07/02/24	USD	86,348	482
BRL	2,910,000	CBNA	07/02/24	USD	523,485	2,922
BRL	12,650,000	CBNA	07/02/24	USD	2,467,210	204,280
BRL	1,031,502	GSBU	07/02/24	USD	185,559	1,036
BRL	8,370,000	GSBU	07/02/24	USD	1,505,694	8,404
BRL	12,199,217	GSBU	07/02/24	USD	2,264,860	82,571
BRL	1,031,502	GSBU	08/02/24	USD	188,369	4,521
BRL	11,607,715	MSCS	07/02/24	USD	2,088,132	11,654
CAD	1,410,000	BNP	07/19/24	USD	1,034,331	3,263
CAD	7,370,000	BNP	07/19/24	USD	5,409,301	19,962
CAD	4,515,576	GSBU	07/19/24	USD	3,289,234	(12,797)
CAD	7,130,000	GSBU	07/19/24	USD	5,240,551	26,712
CAD	100,000	MSCS	07/19/24	USD	73,502	377
CAD	3,841,110	MSCS	07/19/24	USD	2,809,226	400
CAD	2,940,000	MSCS	07/19/24	USD	2,160,963	11,077
CHF	1,749,821	BOA	07/19/24	USD	1,920,000	(31,574)
CHF	1,748,016	BOA	07/19/24	USD	1,920,000	(29,561)
CHF	1,630,000	BOA	07/19/24	USD	1,817,249	(689)
CHF	1,880,000	BNP	07/19/24	USD	2,082,341	(14,422)
CHF	1,880,000	BNP	07/19/24	USD	2,082,687	(14,076)
CHF	1,950,000	BNP	07/19/24	USD	2,178,116	3,282
See accompanying notes to financial statements.
BHFTII-395

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Forward Foreign Currency Exchange Contracts — (Continued)
Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
CHF	1,820,000	GSBU	07/19/24	USD	1,998,601	$(31,244)
CHF	2,050,000	GSBU	07/19/24	USD	2,266,167	(20,196)
CHF	1,090,000	GSBU	07/19/24	USD	1,215,437	(240)
CHF	870,000	GSBU	07/19/24	USD	972,632	2,322
CHF	4,010,000	GSBU	07/19/24	USD	4,478,811	6,460
CHF	3,820,000	GSBU	07/19/24	USD	4,269,516	9,072
CNH	78,270,400	JPMC	07/19/24	USD	10,836,273	99,587
EUR	22,980,974	BOA	07/19/24	USD	24,557,653	(73,402)
EUR	980,000	BOA	07/19/24	USD	1,054,179	3,813
EUR	980,000	BOA	07/19/24	USD	1,054,256	3,890
EUR	980,000	BOA	07/19/24	USD	1,055,683	5,317
EUR	1,950,000	BOA	07/19/24	USD	2,096,064	6,050
EUR	1,950,000	BOA	07/19/24	USD	2,099,224	9,210
EUR	2,620,000	BOA	07/19/24	USD	2,835,314	27,193
EUR	1,122,000	MSCS	07/19/24	USD	1,207,001	4,439
GBP	35,606,375	CBNA	07/19/24	USD	44,668,838	(345,674)
GBP	2,900,000	CBNA	07/19/24	USD	3,623,664	(42,592)
GBP	1,450,000	CBNA	07/19/24	USD	1,813,707	(19,421)
GBP	1,450,000	CBNA	07/19/24	USD	1,816,112	(17,016)
GBP	1,875,000	CBNA	07/19/24	USD	2,358,264	(12,160)
GBP	2,330,000	GSBU	07/19/24	USD	2,960,999	15,352
JPY	102,300,000	CBNA	07/19/24	USD	659,912	22,431
MXN	24,000,000	BNP	07/19/24	USD	1,408,127	99,667
MXN	20,256,000	GSBU	07/19/24	USD	1,211,930	107,590
MXN	197,000,000	GSBU	07/19/24	USD	10,896,620	156,346
MXN	1,384,785	JPMC	07/19/24	USD	82,961	7,464
MXN	3,150,000	JPMC	07/19/24	USD	189,548	17,812
MXN	28,066,000	JPMC	07/19/24	USD	1,619,971	89,836
MXN	28,700,000	MSCS	07/19/24	USD	1,547,129	(17,571)
MXN	31,900,000	MSCS	07/19/24	USD	1,727,521	(11,640)
MXN	24,542,000	MSCS	07/19/24	USD	1,424,350	86,341
MXN	20,864,000	MSCS	07/19/24	USD	1,229,899	92,411
NOK	7,000,000	BNP	07/19/24	USD	648,193	(7,710)
NOK	5,690,000	BNP	07/19/24	USD	533,097	(58)
NOK	7,620,000	BNP	07/19/24	USD	714,666	668
NOK	3,300,000	BNP	07/19/24	USD	310,174	962
NOK	10,640,000	BNP	07/19/24	USD	998,939	1,965
NOK	7,090,000	BNP	07/19/24	USD	666,336	2,000
NOK	39,610,000	GSBU	07/19/24	USD	3,666,328	(45,148)
NOK	13,060,000	GSBU	07/19/24	USD	1,210,349	(13,380)
NOK	10,390,000	GSBU	07/19/24	USD	962,085	(11,463)
NOK	5,330,000	GSBU	07/19/24	USD	497,323	(2,100)
NOK	7,110,000	GSBU	07/19/24	USD	664,768	(1,442)
Net Unrealized Depreciation						$(2,778,236)
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
3 Month SOFR Futures	03/18/25	410	USD	97,523,625	$(1,515,736)
3 Month SONIA Futures	09/17/24	296	GBP	70,187,150	440,638
3 Month SONIA Futures	03/18/25	5	GBP	1,190,938	8,129
Australian 10 Year Treasury Bond Futures	09/16/24	202	AUD	22,940,932	(33,286)
Euro-Bund Futures	09/06/24	510	EUR	67,126,200	744,940
See accompanying notes to financial statements.
BHFTII-396

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Futures Contracts — (Continued)
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
U.K. Long Gilt Bond Futures	09/26/24	394	GBP	38,442,580	$352,932
U.S. Treasury Long Bond Futures	09/19/24	479	USD	56,671,688	618,360
U.S. Treasury Note 2 Year Futures	09/30/24	2,402	USD	490,533,437	634,409
U.S. Treasury Note 5 Year Futures	09/30/24	1,628	USD	173,509,187	903,254
U.S. Treasury Note Ultra 10 Year Futures	09/19/24	386	USD	43,823,063	500,848
U.S. Treasury Ultra Long Bond Futures	09/19/24	871	USD	109,174,406	1,061,912

Futures Contracts—Short
U.S. Treasury Note 10 Year Futures	09/19/24	(479)	USD	(52,682,516)	138,329
Net Unrealized Appreciation					$3,854,729
Purchased Options
Credit Default Swaptions	Strike Spread	Reference Obligation	Buy/Sell Protection	Expiration Date	Counterparty	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
Put - OTC - 5 Yr. CDS	0.650%	CDX.NA.IG.42	Buy	07/17/24	GSC	92,900,000	USD	92,900,000	$39,483	$19,751	$(19,732)
Put - OTC - 5 Yr. CDS	0.600%	CDX.NA.IG.42	Buy	08/21/24	BOA	75,900,000	USD	75,900,000	98,670	71,275	(27,395)
Put - OTC - 5 Yr. CDS	0.600%	CDX.NA.IG.42	Buy	11/20/24	GSC	84,000,000	USD	84,000,000	239,400	221,195	(18,205)
Totals									$377,553	$312,221	$(65,332)

Options on Exchange-Traded Futures Contracts	Strike Price		Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
Put - S&P 500 Index E-Mini Futures	USD	5,200.000	09/20/24	76	USD	3,800	$197,760	$159,600	$(38,160)
Put - S&P 500 Index E-Mini Futures	USD	5,300.000	08/16/24	74	USD	3,700	165,730	111,925	(53,805)
Totals							$363,490	$271,525	$(91,965)
Written Options
Credit Default Swaptions	Strike Spread	Reference Obligation	Buy/Sell Protection	Expiration Date	Counterparty	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Put - OTC - 5 Yr. CDS	0.800%	CDX.NA.IG.42	Sell	08/21/24	BOA	(75,900,000)	USD	(75,900,000)	$(34,155)	$(22,241)	$11,914
Put - OTC - 5 Yr. CDS	0.800%	CDX.NA.IG.42	Sell	11/20/24	GSC	(168,000,000)	USD	(168,000,000)	(239,400)	(205,797)	33,603
Totals									$(273,555)	$(228,038)	$45,517

Options on Exchange-Traded Futures Contracts	Strike Price		Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Put - S&P 500 Index E-Mini Futures	USD	4,900.000	09/20/24	(76)	USD	(3,800)	$(89,140)	$(71,250)	$17,890
Put - S&P 500 Index E-Mini Futures	USD	5,000.000	08/16/24	(74)	USD	(3,700)	(57,195)	(36,075)	21,120
Totals							$(146,335)	$(107,325)	$39,010
See accompanying notes to financial statements.
BHFTII-397

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Centrally Cleared Interest Rate Swap Contracts
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	28-Day TIIE	Monthly	7.440%	Monthly	07/20/29	MXN	1,162,650,000	$(5,367,353)	$349,408	$(5,716,761)
Pay	28-Day TIIE	Monthly	7.450%	Monthly	07/18/29	MXN	1,118,490,000	(5,135,789)	278,081	(5,413,870)
Totals								$(10,503,142)	$627,489	$(11,130,631)
OTC Interest Rate Swap Contracts
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation) (1)
Pay	1-Day CDI	Maturity	10.230%	Maturity	01/02/29	JPMC	BRL	179,120,000	$(1,906,335)	$—	$(1,906,335)
Centrally Cleared Credit Default Swap Contracts on Credit Indices and Corporate Issues—Buy Protection(a)
Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.NA.HY.S42	(5.000%)	Quarterly	06/20/29	3.448%	USD	7,937,000	$(497,848)	$(530,957)	$33,109
General Motors Co. 4.200%, due 10/01/27	(5.000%)	Quarterly	06/20/26	0.331%	USD	7,170,000	(633,676)	(552,163)	(81,513)
General Motors Co. 4.200%, due 10/01/27	(5.000%)	Quarterly	06/20/29	1.198%	USD	6,530,000	(1,102,924)	(1,105,640)	2,716
Transocean Inc. 8.000% due 02/01/27	(1.000%)	Quarterly	06/20/29	3.988%	USD	5,710,000	675,150	674,015	1,135
Totals							$(1,559,298)	$(1,514,745)	$(44,553)
Centrally Cleared Credit Default Swap Contracts on Corporate Issues—Sell Protection (d)
Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Ford Motor Co. 4.346%, due 12/08/26	5.000%	Quarterly	06/20/26	0.586%	USD	7,170,000	$600,186	$411,142	$189,044
Ford Motor Co. 4.346%, due 12/08/26	5.000%	Quarterly	06/20/29	1.611%	USD	6,530,000	973,016	952,395	20,621
Nabors Industries Inc 9.125%, due 01/31/30	1.000%	Quarterly	06/20/29	5.473%	USD	5,710,000	(962,386)	(944,608)	(17,778)
Totals							$610,816	$418,929	$191,887
OTC Credit Default Swap Contracts on Corporate Issues—Buy Protection (a)
Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Daimler AG 1.400%, due 01/12/24	(1.000%)	Quarterly	12/20/24	MSCS	0.162%	EUR	11,300,000	$(48,391)	$(34,789)	$(13,602)
See accompanying notes to financial statements.
BHFTII-398

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
OTC Credit Default Swap Contracts on Corporate Issues—Sell Protection (d)
Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Volkswagen International Finance NV 5.547%, due 11/16/24	1.000%	Quarterly	12/20/24	MSCS	0.350%	EUR	11,300,000	$37,682	$17,816	$19,866
OTC Total Return Swap Contracts
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation) (1)
Pay	12M SOFR	Quarterly	08/01/24	JPMC	WAM EM Frontier Custom Basket Index	USD	10,620,000	$(181,129)	$—	$(181,129)

(a)
If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(b)
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(c)
The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.

(d)
If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)	There was no upfront premium paid or (received), therefore Market Value equals Unrealized Appreciation/(Depreciation).
Securities in the amount of $62,108 have been received at the custodian bank as collateral for OTC option contracts.
Effects of Derivative Instruments on the Financial Statements
The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2024 by category of risk exposure:
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value	Statement of Assets & Liabilities Location	Fair Value
Credit	Investments at market value (a)	$312,221
	OTC swap contracts at market value (b)	37,682	OTC swap contracts at market value (b)	$229,520
	Unrealized appreciation on centrally cleared swap contracts (c) (d)	246,625	Unrealized depreciation on centrally cleared swap contracts (c) (d)	99,291
			Written options at value	228,038
Equity	Investments at market value (a) (d)	271,525
			Written options at value (d)	107,325
Foreign Exchange	Unrealized appreciation on forward foreign currency exchange contracts	2,592,292	Unrealized depreciation on forward foreign currency exchange contracts	5,370,528
Interest Rate			OTC swap contracts at market value	1,906,335
			Unrealized depreciation on centrally cleared swap contracts (c) (d)	11,130,631
	Unrealized appreciation on futures contracts (d) (e)	5,403,751	Unrealized depreciation on futures contracts (d) (e)	1,549,022
Total		$8,864,096		$20,620,690

(a)	Represents purchased options which are part of investments at value as shown in the Statement of Assets and Liabilities.
(b)	Excludes OTC swap interest receivable of $3,696 and OTC swap interest payable of $117,716.
(c)
Represents the unrealized appreciation/depreciation of centrally cleared swaps as reported in the Schedule of Investments. Only the variation margin is reported within the Statement of Assets and
Liabilities.

(d)	Financial instrument not subject to a master netting agreement.
See accompanying notes to financial statements.
BHFTII-399

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
(e)
Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day's variation margin is reported within the Statement of Assets and
Liabilities.

The Portfolio is required to disclose the impact of offsetting assets and liabilities represented in the Statement of Assets and Liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities.
The following table presents the Portfolio’s derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) (see Note 4), or similar agreement, and net of the related collateral received by the Portfolio as of June 30, 2024.
Counterparty	Derivative Assets subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Received†	Net Amount*
Bank of America NA	$203,444	$(203,444)	$—	$—
BNP Paribas SA	406,816	(93,795)	—	313,021
Citibank NA	1,047,930	(581,090)	(170,000)	296,840
Goldman Sachs & Co.	240,946	(205,797)	—	35,149
Goldman Sachs Bank USA	479,805	(256,549)	—	223,256
JPMorgan Chase Bank NA	240,013	(240,013)	—	—
Morgan Stanley Capital Services LLC	323,241	(323,241)	—	—
	$2,942,195	$(1,903,929)	$(170,000)	$868,266
The following table presents the Portfolio’s derivative liabilities by counterparty net of amounts available for offset under an MNA, or similar agreement, and net of the related collateral pledged by the Portfolio as of June 30, 2024.
Counterparty	Derivative Liabilities subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Pledged†	Net Amount**
Bank of America NA	$376,141	$(203,444)	$—	$172,697
BNP Paribas SA	93,795	(93,795)	—	—
Citibank NA	581,090	(581,090)	—	—
Goldman Sachs & Co.	205,797	(205,797)	—	—
Goldman Sachs Bank USA	256,549	(256,549)	—	—
JPMorgan Chase Bank NA	3,407,028	(240,013)	(1,970,000)	1,197,015
Morgan Stanley Capital Services LLC	2,814,021	(323,241)	(2,210,000)	280,780
	$7,734,421	$(1,903,929)	$(4,180,000)	$1,650,492

*	Net amount represents the net amount receivable from the counterparty in the event of default.
**	Net amount represents the net amount payable due to the counterparty in the event of default.
†	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
The following tables summarize the effect of derivative instruments on the Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2024:
Statement of Operations Location—Net Realized Gain (Loss)	Interest Rate	Credit	Equity	Foreign Exchange	Total
Purchased options	$231,931	$—	$(1,729,672)	$(1,263,477)	$(2,761,218)
Forward foreign currency transactions	—	—	—	3,140,000	3,140,000
Futures contracts	(1,996,105)	—	—	—	(1,996,105)
Swap contracts	2,185,207	(730,720)	—	—	1,454,487
Written options	228,727	—	394,130	371,542	994,399
	$649,760	$(730,720)	$(1,335,542)	$2,248,065	$831,563

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Interest Rate	Credit	Equity	Foreign Exchange	Total
Purchased options	$201,772	$(65,332)	$604,733	$(472,961)	$268,212
Forward foreign currency transactions	—	—	—	(3,906,591)	(3,906,591)
Futures contracts	(37,461,024)	—	—	—	(37,461,024)
Swap contracts	(7,898,151)	228,673	—	—	(7,669,478)
See accompanying notes to financial statements.
BHFTII-400

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Interest Rate	Credit	Equity	Foreign Exchange	Total
Written options	$112,516	$45,517	$(222,450)	$220,495	$156,078
	$(45,044,887)	$208,858	$382,283	$(4,159,057)	$(48,612,803)
For the six months ended June 30, 2024, the average notional par or face amount outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par or Face Amount‡
Purchased options	$335,175,261
Forward foreign currency transactions	271,208,175
Futures contracts long	1,264,571,467
Futures contracts short	(85,550,603)
Swap contracts	247,995,585
Written options	(270,639,340)

‡	Averages are based on activity levels during the period for which the amounts are outstanding.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes
Advertising	$—	$3,075,051	$—	$3,075,051
Aerospace/Defense	—	17,184,567	—	17,184,567
Agriculture	—	2,979,298	—	2,979,298
Airlines	—	25,989,142	—	25,989,142
Auto Manufacturers	—	31,045,770	—	31,045,770
Auto Parts & Equipment	—	8,256,713	—	8,256,713
Banks	—	83,799,520	—	83,799,520
Beverages	—	954,866	—	954,866
Biotechnology	—	4,808,388	—	4,808,388
Building Materials	—	6,602,027	—	6,602,027
Chemicals	—	6,837,106	—	6,837,106
Coal	—	1,743,791	—	1,743,791
Commercial Services	—	41,714,359	—	41,714,359
Computers	—	2,193,501	—	2,193,501
Distribution/Wholesale	—	16,654,730	—	16,654,730
Diversified Financial Services	—	51,642,585	4,687,959	56,330,544
Electric	—	20,928,132	—	20,928,132
Electronics	—	3,214,458	—	3,214,458
Energy-Alternate Sources	—	4,213,468	—	4,213,468
Engineering & Construction	—	17,431,086	—	17,431,086
Entertainment	—	16,097,420	—	16,097,420
Environmental Control	—	8,658,997	—	8,658,997
Food	—	3,837,314	—	3,837,314
Food Service	—	5,254,067	—	5,254,067
Forest Products & Paper	—	2,994,664	—	2,994,664
Healthcare-Products	—	15,584,141	—	15,584,141
Healthcare-Services	—	35,419,640	—	35,419,640
Holding Companies-Diversified	—	1,907,390	—	1,907,390
Home Builders	—	8,653,672	—	8,653,672
Housewares	—	4,878,335	—	4,878,335
Insurance	—	12,136,226	—	12,136,226
Internet	—	12,862,488	—	12,862,488
Iron/Steel	—	4,295,924	—	4,295,924
Leisure Time	—	38,288,513	—	38,288,513
See accompanying notes to financial statements.
BHFTII-401

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Lodging	$—	$24,159,610	$—	$24,159,610
Machinery-Construction & Mining	—	3,156,487	—	3,156,487
Machinery-Diversified	—	5,349,899	—	5,349,899
Media	—	61,284,636	—	61,284,636
Metal Fabricate/Hardware	—	3,590,263	—	3,590,263
Mining	—	26,272,825	0	26,272,825
Multi-National	—	20,898,276	—	20,898,276
Office/Business Equipment	—	1,454,427	—	1,454,427
Oil & Gas	—	137,926,081	—	137,926,081
Packaging & Containers	—	6,767,531	—	6,767,531
Pharmaceuticals	—	24,997,798	—	24,997,798
Pipelines	—	75,104,018	—	75,104,018
Real Estate	—	6,380,779	—	6,380,779
Real Estate Investment Trusts	—	15,808,518	—	15,808,518
Retail	—	27,448,265	—	27,448,265
Software	—	12,678,026	—	12,678,026
Telecommunications	—	16,026,125	—	16,026,125
Transportation	—	7,864,238	—	7,864,238
Total Corporate Bonds & Notes	—	999,305,151	4,687,959	1,003,993,110
Floating Rate Loans
Advertising	—	3,982,070	—	3,982,070
Aerospace/Defense	—	8,953,368	—	8,953,368
Airlines	—	4,856,448	—	4,856,448
Auto Parts & Equipment	—	7,076,924	—	7,076,924
Banks	—	4,427,807	—	4,427,807
Beverages	—	3,485,933	—	3,485,933
Building Materials	—	6,865,014	—	6,865,014
Commercial Services (Less Unfunded Loan Commitments of $493,333)	—	31,352,138	—	31,352,138
Computers	—	21,424,681	—	21,424,681
Diversified Financial Services	—	29,850,947	—	29,850,947
Engineering & Construction	—	7,288,119	—	7,288,119
Entertainment	—	25,031,190	—	25,031,190
Environmental Control	—	6,081,633	—	6,081,633
Food	—	1,320,864	—	1,320,864
Healthcare-Products	—	9,568,652	—	9,568,652
Healthcare-Services	—	20,524,613	—	20,524,613
Home Furnishings	—	5,852,514	—	5,852,514
Insurance	—	28,699,840	—	28,699,840
Investment Companies	—	13,285,252	—	13,285,252
Leisure Time	—	7,281,997	—	7,281,997
Lodging	—	8,762,979	—	8,762,979
Machinery-Diversified	—	1,378,245	—	1,378,245
Media	—	11,534,205	—	11,534,205
Pharmaceuticals	—	2,763,252	—	2,763,252
Real Estate Investment Trusts	—	3,076,075	—	3,076,075
Retail	—	31,589,000	—	31,589,000
Software	—	49,685,307	—	49,685,307
Sovereign	—	—	2,666,250	2,666,250
Telecommunications	—	2,063,074	—	2,063,074
See accompanying notes to financial statements.
BHFTII-402

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Transportation	$—	$7,528,397	$—	$7,528,397
Total Floating Rate Loans (Less Unfunded Loan Commitments of $493,333)	—	365,590,538	2,666,250	368,256,788
Total Mortgage-Backed Securities*	—	216,599,908	—	216,599,908
Total Asset-Backed Securities*	—	215,261,281	—	215,261,281
Total U.S. Treasury & Government Agencies*	—	149,704,921	—	149,704,921
Total Foreign Government*	—	114,372,180	—	114,372,180
Total Convertible Bonds*	—	7,922,165	—	7,922,165
Total Convertible Preferred Stocks*	5,903,236	—	—	5,903,236
Total Preferred Stocks*	3,107,923	—	—	3,107,923
Common Stocks
Automobile Components	45,570	—	—	45,570
Chemicals	2,200	—	—	2,200
Media	185,541	—	—	185,541
Oil, Gas & Consumable Fuels	—	—	27,991	27,991
Total Common Stocks	233,311	—	27,991	261,302
Total Municipals*	—	232,569	—	232,569
Total Escrow Shares*	—	—	0	0
Total Short-Term Investments*	—	19,022,274	—	19,022,274
Securities Lending Reinvestments
Certificates of Deposit	—	99,932,104	—	99,932,104
Commercial Paper	—	11,963,043	—	11,963,043
Repurchase Agreements	—	144,774,675	—	144,774,675
Mutual Funds	4,275,000	—	—	4,275,000
Total Securities Lending Reinvestments	4,275,000	256,669,822	—	260,944,822
Purchased Options
Credit Default Swaptions at Value	—	312,221	—	312,221
Options on Exchange-Traded Futures Contracts at Value	271,525	—	—	271,525
Total Purchased Options at Value	271,525	312,221	—	583,746
Total Net Investments	$13,790,995	$2,344,993,030	$7,382,200	$2,366,166,225
Collateral for Securities Loaned (Liability)	$—	$(260,912,244)	$—	$(260,912,244)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$2,592,292	$—	$2,592,292
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(5,370,528)	—	(5,370,528)
Total Forward Contracts	$—	$(2,778,236)	$—	$(2,778,236)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$5,403,751	$—	$—	$5,403,751
Futures Contracts (Unrealized Depreciation)	(1,549,022)	—	—	(1,549,022)
Total Futures Contracts	$3,854,729	$—	$—	$3,854,729
Written Options
Credit Default Swaptions at Value	$—	$(228,038)	$—	$(228,038)
Options on Exchange-Traded Futures Contracts at Value	(107,325)	—	—	(107,325)
Total Written Options	$(107,325)	$(228,038)	$—	$(335,363)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$246,625	$—	$246,625
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(11,229,922)	—	(11,229,922)
Total Centrally Cleared Swap Contracts	$—	$(10,983,297)	$—	$(10,983,297)
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$37,682	$—	$37,682
See accompanying notes to financial statements.
BHFTII-403

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
OTC Swap Contracts at Value (Liabilities)	$—	$(2,135,855)	$—	$(2,135,855)
Total OTC Swap Contracts	$—	$(2,098,173)	$—	$(2,098,173)

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended June 30, 2024 is not presented.
Tax Cost Basis
The cost basis of investments for federal income tax purposes at June 30, 2024 was as follows:
Cost basis of investments	$2,441,561,164
Gross unrealized appreciation	48,996,896
Gross unrealized (depreciation)	(139,410,944)
Net unrealized appreciation (depreciation)	$(90,414,048)
See accompanying notes to financial statements.
BHFTII-404

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Statement of Assets and Liabilities

June 30, 2024 (Unaudited)
Assets
Investments at value (a) (b) (c)	$2,366,166,225
Cash	1,703,101
Cash denominated in foreign currencies (d)	12,957,477
Cash collateral (e)	37,708,252
OTC swap contracts at market value (f)	37,682
Unrealized appreciation on forward foreign currency exchange contracts	2,592,292
Receivable for:
Investments sold	3,266,319
Fund shares sold	70,043
Interest	30,796,050
Interest on OTC swap contracts	3,696
Variation margin on centrally cleared swap contracts	259,788
Prepaid expenses	16,536
Total Assets	2,455,577,461
Liabilities
Written options at value (g)	335,363
OTC swap contracts at market value (h)	2,135,855
Unrealized depreciation on forward foreign currency exchange contracts	5,370,528
Collateral for securities loaned	260,912,244
Cash collateral for forward foreign currency exchange contracts	170,000
Payable for:
Investments purchased	37,905,711
TBA securities purchased	2,631,750
Fund shares redeemed	1,416,911
Variation margin on futures contracts	2,057,071
Interest on OTC swap contracts	117,716
Accrued Expenses:
Management fees	925,145
Distribution and service fees	156,898
Deferred trustees’ fees	320,547
Other expenses	442,431
Total Liabilities	314,898,170
Net Assets	$2,140,679,291
Net Assets Consist of:
Paid in surplus	$2,771,101,375
Distributable earnings (Accumulated losses)	(630,422,084)
Net Assets	$2,140,679,291
Net Assets
Class A	$1,323,632,117
Class B	685,523,134
Class E	131,524,040
Capital Shares Outstanding*
Class A	128,732,274
Class B	67,336,482
Class E	12,863,374
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$10.28
Class B	10.18
Class E	10.22

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $2,439,886,455.
(b)	Investments at value is net of unfunded loan commitments of $493,333.
(c)	Includes securities loaned at value of $311,358,811.
(d)	Identified cost of cash denominated in foreign currencies was $13,003,736.
(e)	Includes collateral of $14,663,052 for futures contracts, $4,190,000 for OTC option contracts and OTC swap contracts, and $18,855,200 centrally cleared swap contracts.
(f)	Net premium paid on OTC swap contracts was $17,816.
(g)	Premiums received on written options were $419,890.
(h)	Net premium received on OTC swap contracts was $34,789.
Statement of Operations

Six Months Ended June 30, 2024 (Unaudited)
Investment Income
Dividends	$618,346
Interest (a)	87,907,554
Securities lending income	545,872
Total investment income	89,071,772
Expenses
Management fees	6,164,422
Administration fees	52,897
Custodian and accounting fees	152,054
Distribution and service fees—Class B	858,105
Distribution and service fees—Class E	100,338
Audit and tax services	51,030
Legal	22,509
Trustees’ fees and expenses	35,665
Shareholder reporting	57,439
Insurance	9,874
Miscellaneous	16,126
Total expenses	7,520,459
Less management fee waiver	(508,344)
Net expenses	7,012,115
Net Investment Income	82,059,657
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(36,270,013)
Purchased options	(2,761,218)
Futures contracts	(1,996,105)
Written options	994,399
Swap contracts	1,454,487
Foreign currency transactions	(482,180)
Forward foreign currency transactions	3,140,000
Net realized gain (loss)	(35,920,630)
Net change in unrealized appreciation (depreciation) on:
Investments	27,829,573
Purchased options	268,212
Futures contracts	(37,461,024)
Written options	156,078
Swap contracts	(7,669,478)
Foreign currency transactions	(1,055,945)
Forward foreign currency transactions	(3,906,591)
Net change in unrealized appreciation (depreciation)	(21,839,175)
Net realized and unrealized gain (loss)	(57,759,805)
Net Increase (Decrease) in Net Assets From Operations	$24,299,852

(a)	Net of foreign withholding taxes of $7,257.
See accompanying notes to financial statements.
BHFTII-405

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$82,059,657	$158,184,057
Net realized gain (loss)	(35,920,630)	(196,943,741)
Net change in unrealized appreciation (depreciation)	(21,839,175)	235,494,243
Increase (decrease) in net assets from operations	24,299,852	196,734,559
From Distributions to Shareholders
Class A	(98,888,456)	(90,318,027)
Class B	(50,052,283)	(43,728,800)
Class E	(9,707,898)	(9,014,042)
Total distributions	(158,648,637)	(143,060,869)
Increase (decrease) in net assets from capital share transactions	69,773,496	(68,706,337)
Total increase (decrease) in net assets	(64,575,289)	(15,032,647)
Net Assets
Beginning of period	2,205,254,580	2,220,287,227
End of period	$2,140,679,291	$2,205,254,580

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023
	Shares	Value	Shares	Value
Class A
Sales	1,144,721	$12,509,267	2,435,159	$25,907,780
Reinvestments	9,628,866	98,888,456	8,701,159	90,318,027
Redemptions	(6,663,870)	(72,385,293)	(15,878,941)	(169,015,191)
Net increase (decrease)	4,109,717	$39,012,430	(4,742,623)	$(52,789,384)
Class B
Sales	2,037,439	$22,017,196	3,022,691	$31,935,935
Reinvestments	4,921,562	50,052,283	4,249,640	43,728,800
Redemptions	(3,944,352)	(42,489,177)	(7,898,744)	(83,486,126)
Net increase (decrease)	3,014,649	$29,580,302	(626,413)	$(7,821,391)
Class E
Sales	194,359	$2,110,056	422,658	$4,487,539
Reinvestments	950,823	9,707,898	872,608	9,014,042
Redemptions	(983,397)	(10,637,190)	(2,030,606)	(21,597,143)
Net increase (decrease)	161,785	$1,180,764	(735,340)	$(8,095,562)
Increase (decrease) derived from capital shares transactions		$69,773,496		$(68,706,337)
See accompanying notes to financial statements.
BHFTII-406

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$10.98	$10.72	$13.73	$13.87	$13.81	$12.68
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.42	0.78	0.65	0.62	0.68	0.71
Net realized and unrealized gain (loss)	(0.29)	0.21	(2.93)	(0.24)	0.20	1.09
Total income (loss) from investment operations	0.13	0.99	(2.28)	0.38	0.88	1.80
Less Distributions
Distributions from net investment income	(0.83)	(0.73)	(0.73)	(0.52)	(0.82)	(0.67)
Total distributions	(0.83)	(0.73)	(0.73)	(0.52)	(0.82)	(0.67)
Net Asset Value, End of Period	$10.28	$10.98	$10.72	$13.73	$13.87	$13.81
Total Return (%) (b)	1.24 (c)	9.64 (d)	(16.66)	2.82	6.92	14.49
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.61 (e)	0.61	0.60	0.60	0.60	0.60
Net ratio of expenses to average net assets (%) (f)	0.56 (e)	0.56	0.55	0.54	0.55	0.54
Ratio of net investment income (loss) to average net assets (%)	7.72 (e)	7.29	5.51	4.55	5.17	5.32
Portfolio turnover rate (%)	33 (c)(g)	47 (g)	28	69 (g)	66 (g)	58 (g)
Net assets, end of period (in millions)	$1,323.6	$1,367.9	$1,387.4	$1,934.4	$1,971.5	$2,007.9

	Class B
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$10.86	$10.62	$13.59	$13.73	$13.69	$12.57
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.40	0.75	0.61	0.58	0.64	0.67
Net realized and unrealized gain (loss)	(0.28)	0.19	(2.89)	(0.23)	0.18	1.08
Total income (loss) from investment operations	0.12	0.94	(2.28)	0.35	0.82	1.75
Less Distributions
Distributions from net investment income	(0.80)	(0.70)	(0.69)	(0.49)	(0.78)	(0.63)
Total distributions	(0.80)	(0.70)	(0.69)	(0.49)	(0.78)	(0.63)
Net Asset Value, End of Period	$10.18	$10.86	$10.62	$13.59	$13.73	$13.69
Total Return (%) (b)	1.09 (c)	9.22	(16.93)	2.61	6.61	14.23
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.86 (e)	0.86	0.85	0.85	0.85	0.85
Net ratio of expenses to average net assets (%) (f)	0.81 (e)	0.81	0.80	0.79	0.80	0.79
Ratio of net investment income (loss) to average net assets (%)	7.47 (e)	7.05	5.28	4.30	4.92	5.07
Portfolio turnover rate (%)	33 (c)(g)	47 (g)	28	69 (g)	66 (g)	58 (g)
Net assets, end of period (in millions)	$685.5	$698.7	$689.6	$913.2	$879.8	$852.0
Please see  following page for Financial Highlights footnote legend.
See accompanying notes to financial statements.
BHFTII-407

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Financial Highlights
Selected per share data
	Class E
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$10.91	$10.66	$13.65	$13.79	$13.73	$12.61
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.41	0.76	0.63	0.60	0.66	0.69
Net realized and unrealized gain (loss)	(0.29)	0.20	(2.91)	(0.24)	0.19	1.08
Total income (loss) from investment operations	0.12	0.96	(2.28)	0.36	0.85	1.77
Less Distributions
Distributions from net investment income	(0.81)	(0.71)	(0.71)	(0.50)	(0.79)	(0.65)
Total distributions	(0.81)	(0.71)	(0.71)	(0.50)	(0.79)	(0.65)
Net Asset Value, End of Period	$10.22	$10.91	$10.66	$13.65	$13.79	$13.73
Total Return (%) (b)	1.09 (c)	9.30	(16.78)	2.68	6.77	14.30
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.76 (e)	0.76	0.75	0.75	0.75	0.75
Net ratio of expenses to average net assets (%) (f)	0.71 (e)	0.71	0.70	0.69	0.70	0.69
Ratio of net investment income (loss) to average net assets (%)	7.57 (e)	7.14	5.37	4.40	5.03	5.17
Portfolio turnover rate (%)	33 (c)(g)	47 (g)	28	69 (g)	66 (g)	58 (g)
Net assets, end of period (in millions)	$131.5	$138.6	$143.3	$198.3	$215.1	$224.2

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Computed on an annualized basis.
(f)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements).
(g)
Includes mortgage dollar roll and TBA transactions; excluding these transactions the portfolio turnover rates would have been 32%, 46%, 69%, 63%, and 52% for the six months ended June 30, 2024, and for the years ended December 31, 2023, 2021, 2020 and 2019, respectively.

See accompanying notes to financial statements.
BHFTII-408

Brighthouse Funds Trust II
Western Asset Management U.S. Government Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
U.S. Treasury & Government Agencies—92.4% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed — 41.2%
Federal Home Loan Mortgage Corp.
1.500%, 05/01/41	3,674,077	$2,971,710
1.500%, 07/01/41	2,704,626	2,186,299
1.500%, 10/01/41	653,724	526,816
1.500%, 11/01/41	82,576	66,545
2.000%, 09/01/40	348,852	294,669
2.000%, 10/01/40	2,216,547	1,872,267
2.000%, 03/01/41	3,390,866	2,864,068
2.000%, 06/01/41	228,457	191,064
2.000%, 07/01/41	2,176,540	1,838,366
2.000%, 08/01/41	1,568,251	1,324,572
2.000%, 09/01/41	3,216,618	2,711,990
2.000%, 11/01/41	1,319,174	1,113,372
2.000%, 12/01/41	3,155,631	2,640,577
2.000%, 01/01/42	2,358,474	1,972,269
2.000%, 02/01/42	418,996	350,212
2.000%, 04/01/42	85,821	70,990
2.000%, 05/01/42	491,928	409,524
2.000%, 08/01/42	2,422,101	2,023,469
2.000%, 06/01/50	8,634,254	6,777,637
2.000%, 11/01/50	812,493	646,933
2.000%, 02/01/51	2,096,273	1,669,734
2.000%, 03/01/51	2,211,518	1,762,069
2.000%, 04/01/51	1,854,275	1,483,196
2.000%, 05/01/51	3,384,552	2,684,960
2.000%, 06/01/51	2,590,248	2,054,778
2.000%, 11/01/51	492,588	392,252
2.000%, 02/01/52	85,287	67,890
2.140%, 5Y H15 + 1.285%, 03/01/47 (a)	231,701	215,261
2.500%, 04/01/41	138,182	120,354
2.500%, 04/01/42	1,368,143	1,169,781
2.500%, 10/01/50	1,044,316	871,603
2.500%, 11/01/50	3,384,802	2,824,812
2.500%, 12/01/50	3,748,988	3,123,625
2.500%, 01/01/51	449,861	372,545
2.500%, 03/01/51	207,384	174,029
2.500%, 05/01/51	151,528	127,518
2.500%, 07/01/51	4,358,470	3,605,985
2.500%, 08/01/51	2,788,032	2,320,771
2.500%, 09/01/51	1,406,428	1,169,755
2.500%, 11/01/51	810,249	677,873
2.500%, 01/01/52	12,869,125	10,698,003
2.500%, 02/01/52	1,097,229	913,095
2.500%, 03/01/52	588,257	489,107
2.500%, 04/01/52	588,706	482,988
2.883%, 1Y RFUCCT + 1.619%, 11/01/47 (a)	854,634	832,265
3.000%, 09/01/32	147,859	139,742
3.000%, 04/01/38	305,962	279,194
3.000%, 10/01/46	238,624	208,568
3.000%, 04/01/47	430,197	375,987
3.000%, 09/01/48	983,494	857,638
3.000%, 09/01/49	2,966,432	2,579,557
3.000%, 11/01/49	650,646	563,977
3.000%, 01/01/50	41,874	36,559
3.000%, 03/01/50	55,185	47,844
3.000%, 05/01/50	167,779	145,928
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal Home Loan Mortgage Corp.
3.000%, 03/01/52	518,102	$444,010
3.000%, 04/01/52	764,620	655,272
3.007%, 1Y RFUCCT + 1.627%, 11/01/48 (a)	2,948,157	2,777,143
3.103%, 1Y RFUCCT + 1.621%, 02/01/50 (a)	1,464,818	1,409,877
3.500%, 04/01/33	1,343,634	1,291,574
3.500%, 01/01/38	1,671,255	1,562,941
3.500%, 10/01/42	358,781	328,293
3.500%, 02/01/44	141,023	128,690
3.500%, 06/01/46	237,793	215,674
3.500%, 03/01/47	179,236	162,215
3.500%, 07/01/47	3,666,380	3,316,228
3.500%, 04/01/52	1,537,225	1,374,065
4.000%, 04/01/43	498,832	468,261
4.000%, 07/01/43	1,295,882	1,226,317
4.000%, 08/01/43	1,196,653	1,130,704
4.000%, 07/01/50	391,179	366,299
4.500%, 06/01/38	405,160	392,840
4.500%, 04/01/47	254,706	244,219
4.500%, 05/01/47	240,804	231,722
4.500%, 06/01/47	437,172	422,295
4.500%, 04/01/49	204,315	196,191
4.500%, 06/01/52	3,759,003	3,566,628
5.000%, 08/01/33	7,193	7,104
5.000%, 06/01/41	853,403	836,406
5.000%, 04/01/44	16,459	16,256
5.000%, 07/01/52	1,727,458	1,677,190
5.000%, 12/01/52	358,687	347,856
5.000%, 01/01/53	971,971	941,611
5.000%, 03/01/53	546,471	531,840
5.000%, 04/01/53	759,097	735,813
5.000%, 05/01/53	1,154,917	1,123,996
5.500%, 04/01/53	898,755	887,176
5.500%, 07/01/53	381,459	376,860
5.500%, 08/01/53	2,915,962	2,881,370
5.500%, 09/01/53	474,204	469,644
5.500%, 04/01/54	391,871	389,930
6.000%, 07/01/41	192,995	197,095
6.000%, 07/01/53	179,601	181,389
6.000%, 09/01/53	955,457	965,167
6.000%, 04/01/54	692,014	697,260
6.500%, 09/01/39	75,982	78,164
6.500%, 07/01/53	179,573	185,243
6.500%, 12/01/53	100,000	102,393
6.500%, 02/01/54	872,854	894,351
6.500%, 04/01/54	798,770	818,443
8.000%, 09/01/30	637	655
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
0.510%, 12/25/28 (a) (b)	62,597,699	885,156
0.636%, 01/25/34 (a) (b)	52,201,235	1,673,347
0.653%, 01/25/29 (a) (b)	84,261,956	1,719,020
0.825%, 09/25/27 (a) (b)	16,637,627	330,155
0.936%, 11/25/30 (a) (b)	31,666,426	1,318,267
0.968%, 11/25/30 (a) (b)	76,265,763	3,317,080
3.291%, 03/25/27	4,670,000	4,459,282
See accompanying notes to financial statements.
BHFTII-409

Brighthouse Funds Trust II
Western Asset Management U.S. Government Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal Home Loan Mortgage Corp. Reference REMICS
6.000%, 05/15/36	150,630	$155,499
Federal Home Loan Mortgage Corp. REMICS
2.000%, 01/25/51 (b)	1,519,598	201,737
2.000%, 02/25/51 (b)	3,530,766	456,560
2.000%, 03/25/51 (b)	6,142,121	788,228
2.000%, 03/25/52 (b)	770,183	104,565
2.500%, 05/25/50 (b)	687,156	109,251
2.500%, 01/25/51 (b)	21,531,152	3,530,273
2.500%, 04/25/51 (b)	1,555,065	248,942
2.500%, 10/25/51 (b)	2,938,319	442,493
2.500%, 12/25/51 (b)	4,334,160	563,320
3.000%, 01/25/50 (b)	1,237,526	202,059
3.000%, 11/25/50 (b)	1,211,387	204,569
3.000%, 07/25/51 (b)	1,310,822	263,767
3.000%, 11/25/51 (b)	1,421,171	203,955
3.500%, 04/25/52 (b)	1,467,711	263,230
4.000%, 11/25/49 (b)	582,246	92,503
4.000%, 02/25/50 (b)	1,030,932	212,714
4.000%, 11/15/52 (b)	471,749	115,925
4.500%, 04/15/32	96,229	94,393
4.500%, 10/25/49 (b)	963,019	219,278
4.500%, 06/25/50 (b)	3,026,595	706,388
4.500%, 12/25/50 (b)	1,886,116	435,532
4.500%, 11/25/51 (b)	1,449,672	329,405
Federal Home Loan Mortgage Corp. STACR REMICS Trust
6.585%, SOFR30A + 1.250%, 05/25/44 (144A) (a)	798,700	801,551
6.635%, SOFR30A + 1.300%, 02/25/42 (144A) (a)	195,270	196,180
6.835%, SOFR30A + 1.500%, 10/25/41 (144A) (a)	2,270,000	2,281,280
7.435%, SOFR30A + 2.100%, 10/25/33 (144A) (a)	980,000	1,002,050
7.635%, SOFR30A + 2.300%, 08/25/33 (144A) (a)	1,583,549	1,613,240
7.735%, SOFR30A + 2.400%, 02/25/42 (144A) (a)	3,420,000	3,505,406
Federal National Mortgage Association
1.500%, 04/01/41	383,038	309,901
1.500%, 11/01/41	3,389,964	2,732,096
1.500%, 03/01/42	1,448,950	1,167,754
2.000%, 08/01/40	64,484	54,470
2.000%, 10/01/40	3,984,013	3,365,436
2.000%, 11/01/41	3,782,342	3,165,208
2.000%, 12/01/41	491,745	411,320
2.000%, 02/01/42	3,397,469	2,840,371
2.000%, 04/01/42	1,198,705	997,011
2.000%, 05/01/42	1,793,318	1,490,509
2.000%, 06/01/42	3,522,529	2,944,926
2.000%, 08/01/42	2,200,115	1,842,845
2.000%, 06/01/50	5,117,094	4,045,659
2.000%, 08/01/50	123,229	98,232
2.000%, 09/01/50	61,583	48,995
2.000%, 01/01/51	5,652,200	4,501,645
2.000%, 02/01/51	2,138,654	1,711,625
2.000%, 03/01/51	5,494,673	4,377,386
2.000%, 04/01/51	715,787	571,886
2.000%, 08/01/51	915,058	723,090
2.000%, 10/01/51	1,835,275	1,461,786
2.000%, 02/01/52	912,262	725,845
2.000%, 03/01/52	2,433,188	1,936,299
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal National Mortgage Association
2.500%, 10/01/40	2,660,442	$2,321,056
2.500%, 03/01/41	433,869	378,034
2.500%, 04/01/41	738,083	639,788
2.500%, 05/01/41	1,684,395	1,449,392
2.500%, 03/01/42	2,733,761	2,359,961
2.500%, 04/01/42	254,364	219,389
2.500%, 05/01/42	170,533	146,102
2.500%, 06/01/50	410,624	340,163
2.500%, 10/01/50	2,252,558	1,851,606
2.500%, 11/01/50	396,575	329,827
2.500%, 12/01/50	203,290	168,759
2.500%, 01/01/51	293,672	244,353
2.500%, 02/01/51	167,159	139,421
2.500%, 03/01/51	355,246	296,377
2.500%, 04/01/51	559,677	467,736
2.500%, 05/01/51	1,497,720	1,228,548
2.500%, 06/01/51	2,495,498	2,076,099
2.500%, 07/01/51	2,343,341	1,956,046
2.500%, 08/01/51	796,232	662,353
2.500%, 09/01/51	2,072,625	1,729,952
2.500%, 10/01/51	3,067,699	2,546,202
2.500%, 11/01/51	1,425,681	1,188,786
2.500%, 12/01/51	7,982,896	6,632,551
2.500%, 01/01/52	3,298,939	2,731,474
2.500%, 02/01/52	2,890,083	2,398,349
2.500%, 03/01/52	2,153,785	1,784,669
2.500%, 04/01/52	335,883	278,596
2.500%, 05/01/52	887,812	730,087
2.500%, 09/01/61	4,774,229	3,829,531
3.000%, 07/01/35	367,344	339,917
3.000%, 02/01/36	581,997	537,910
3.000%, 04/01/36	433,300	400,688
3.000%, 07/01/36	926,102	854,362
3.000%, 08/01/36	4,815,990	4,441,093
3.000%, 10/01/36	1,919,189	1,767,148
3.000%, 12/01/36	1,592,400	1,466,252
3.000%, 12/01/37	366,761	332,896
3.000%, 06/01/38	492,349	454,124
3.000%, 09/01/42	1,020,922	902,920
3.000%, 06/01/43	152,172	134,200
3.000%, 07/01/43	375,423	331,085
3.000%, 10/01/43	344,630	303,940
3.000%, 01/01/45	312,664	275,783
3.000%, 08/01/46	331,710	289,929
3.000%, 09/01/46	244,906	214,059
3.000%, 02/01/47	74,624	65,815
3.000%, 08/01/47	36,264	31,696
3.000%, 11/01/48	3,296,943	2,879,864
3.000%, 01/01/50	81,022	70,463
3.000%, 02/01/50	9,859,039	8,605,987
3.000%, 03/01/50	5,243,569	4,546,029
3.000%, 08/01/50	321,883	278,035
3.000%, 11/01/50	452,158	393,995
3.000%, 06/01/51	344,476	300,829
3.000%, 08/01/51	1,708,147	1,489,454
See accompanying notes to financial statements.
BHFTII-410

Brighthouse Funds Trust II
Western Asset Management U.S. Government Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal National Mortgage Association
3.000%, 09/01/51	292,654	$250,990
3.000%, 11/01/51	385,552	335,377
3.000%, 12/01/51	626,987	545,440
3.000%, 01/01/52	1,356,488	1,179,997
3.000%, 03/01/52	4,102,467	3,560,108
3.000%, 05/01/52	267,805	228,093
3.000%, 06/01/52	2,177,370	1,875,041
3.500%, 12/01/34	107,570	101,836
3.500%, 01/01/35	73,093	69,181
3.500%, 02/01/37	130,423	123,002
3.500%, 03/01/37	84,255	79,982
3.500%, 12/01/37	139,240	129,829
3.500%, 08/01/39	136,695	128,906
3.500%, 02/01/40	537,837	500,610
3.500%, 06/01/42	2,166,435	1,979,700
3.500%, 08/01/42	2,426,790	2,220,595
3.500%, 09/01/42	176,012	161,056
3.500%, 10/01/42	1,251,331	1,145,004
3.500%, 12/01/42	142,802	130,049
3.500%, 03/01/43	873,738	798,736
3.500%, 12/01/46	1,443,242	1,313,515
3.500%, 03/01/47	119,621	108,222
3.500%, 11/01/48	363,361	329,389
3.500%, 06/01/49	8,986,831	8,089,773
3.500%, 03/01/50	141,884	127,262
3.500%, 01/01/52	732,619	656,806
3.500%, 03/01/52	1,220,327	1,090,797
3.500%, 05/01/52	2,889,937	2,586,338
4.000%, 02/01/40	282,989	267,062
4.000%, 06/01/42	1,896,818	1,790,079
4.000%, 07/01/42	604,883	570,776
4.000%, 10/01/42	667,799	626,082
4.000%, 11/01/42	465,603	436,519
4.000%, 05/01/43	5,002,810	4,728,331
4.000%, 07/01/43	17,407	16,319
4.000%, 08/01/43	425,338	398,755
4.000%, 10/01/43	2,561,040	2,420,446
4.000%, 05/01/48	3,072,521	2,863,926
4.000%, 10/01/48	204,533	189,771
4.230%, 10/01/32	100,000	96,122
4.500%, 11/01/31	157,642	155,328
4.500%, 12/01/31	204,460	201,225
4.500%, 10/01/44	490,006	473,551
4.500%, 01/01/45	39,854	38,749
4.500%, 06/01/47	150,512	145,047
4.500%, 07/01/47	551,750	530,821
4.500%, 08/01/47	38,920	37,596
4.500%, 06/01/48	194,413	187,362
4.500%, 07/01/48	425,933	408,809
4.500%, 08/01/48	681,118	653,455
4.500%, 11/01/48	356,486	341,861
4.500%, 02/01/49	144,924	138,622
4.500%, 08/01/49	155,991	150,085
4.500%, 09/01/49	1,872,914	1,796,144
4.500%, 11/01/49	548,823	530,059
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal National Mortgage Association
4.500%, 04/01/50	106,622	$101,031
4.500%, 07/01/52	1,224,741	1,167,501
4.500%, 08/01/58	693,206	658,754
4.500%, 01/01/59	1,460,888	1,377,443
5.000%, 01/01/39	3,051	3,017
5.000%, 12/01/39	4,837	4,783
5.000%, 05/01/40	13,408	13,254
5.000%, 07/01/40	9,658	9,551
5.000%, 11/01/40	242,617	239,909
5.000%, 01/01/41	14,385	14,220
5.000%, 02/01/41	19,305	19,047
5.000%, 04/01/41	22,828	22,545
5.000%, 05/01/41	582,945	576,195
5.000%, 06/01/41	50,576	49,949
5.000%, 12/01/47	1,177,761	1,165,364
5.000%, 06/01/52	404,611	394,718
5.000%, 07/01/52	1,252,749	1,230,142
5.000%, 10/01/52	624,362	603,841
5.000%, 11/01/52	666,841	645,489
5.000%, 01/01/53	461,898	447,514
5.000%, 02/01/53	93,233	90,346
5.000%, 06/01/53	825,067	804,899
5.000%, 07/01/53	728,374	715,603
5.500%, 08/01/52	161,227	159,103
5.500%, 10/01/52	171,683	169,567
5.500%, 11/01/52	1,897,552	1,876,683
5.500%, 07/01/53	1,309,101	1,299,147
5.500%, 08/01/53	1,043,525	1,035,200
5.500%, 06/01/54	399,293	397,517
6.000%, 07/01/41	164,560	168,073
6.000%, 12/01/52	1,195,044	1,202,728
6.000%, 03/01/53	745,453	750,660
6.000%, 06/01/53	5,385,928	5,451,250
6.000%, 07/01/53	270,086	275,633
6.000%, 11/01/53	578,322	582,883
6.000%, 03/01/54	1,970,860	1,992,331
6.500%, 03/01/26	164	167
6.500%, 04/01/29	15,883	16,456
6.500%, 05/01/32	3,093	3,130
6.500%, 04/01/53	161,286	165,590
6.500%, 10/01/53	1,681,279	1,718,482
6.500%, 12/01/53	1,594,240	1,636,785
6.500%, 03/01/54	1,175,832	1,205,105
6.500%, 04/01/54	2,564,262	2,623,125
7.000%, 11/01/37	11,803	12,139
7.000%, 12/01/37	6,079	6,252
7.000%, 02/01/38	2,280	2,345
7.000%, 11/01/38	25,326	26,155
7.000%, 02/01/39	273,114	287,367
8.000%, 05/01/28	189	189
8.000%, 07/01/32	569	579
Federal National Mortgage Association Interest STRIPS
2.500%, 01/25/48 (b)	873,137	99,284
3.500%, 11/25/41 (b)	553,560	85,689
4.000%, 04/25/42 (b)	793,735	146,426
See accompanying notes to financial statements.
BHFTII-411

Brighthouse Funds Trust II
Western Asset Management U.S. Government Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal National Mortgage Association Interest STRIPS
4.500%, 11/25/39 (b)	439,670	$83,828
Federal National Mortgage Association REMICS
Zero Coupon, 03/25/42 (c)	110,122	96,022
0.700%, -1x SOFR30A + 6.036%, 03/25/42 (a) (b)	1,791,323	80,103
0.700%, -1x SOFR30A + 6.036%, 12/25/42 (a) (b)	214,019	24,669
1.100%, -1x SOFR30A + 6.436%, 10/25/41 (a) (b)	1,300,737	83,033
1.200%, -1x SOFR30A + 6.536%, 03/25/42 (a) (b)	433,148	26,495
2.000%, 03/25/50 (b)	2,413,208	293,626
2.000%, 10/25/50 (b)	4,667,510	570,065
2.000%, 10/25/52 (b)	5,193,421	656,405
2.500%, 10/25/47 (b)	776,386	114,146
2.500%, 12/25/47 (b)	816,682	111,103
2.500%, 04/25/48 (b)	799,829	117,623
2.500%, 08/25/50 (b)	9,920,378	1,659,818
2.500%, 09/25/50 (b)	686,223	110,043
2.500%, 12/25/50 (b)	763,306	109,664
2.500%, 02/25/51 (b)	2,119,523	316,259
2.500%, 09/25/51 (b)	894,373	102,594
2.500%, 10/25/51 (b)	1,962,178	332,329
3.000%, 08/25/50 (b)	1,365,075	212,825
3.000%, 02/25/51 (b)	639,761	110,117
3.000%, 10/25/51 (b)	3,222,430	554,807
3.500%, 10/25/48	31,403	28,382
3.500%, 09/25/50 (b)	1,825,156	303,046
3.500%, 03/25/51 (b)	516,152	112,077
4.000%, 07/25/50 (b)	497,947	96,335
4.000%, 11/25/51 (b)	979,716	211,543
5.500%, 07/25/41	2,530,338	2,587,482
5.500%, 04/25/42	599,793	608,328
6.000%, 05/25/42	331,835	340,856
6.500%, 06/25/39	7,549	7,658
6.500%, 07/25/42	645,950	672,996
Federal National Mortgage Association REMICS Trust
4.668%, 01/25/43 (a)	96,481	92,302
Government National Mortgage Association
2.000%, 08/20/50	117,739	95,288
2.000%, 10/20/50	6,139,104	4,971,684
2.000%, 12/20/50	4,892,597	3,964,178
2.000%, 01/20/51	1,209,252	979,503
2.000%, 02/20/51	15,111,293	12,117,103
2.000%, 03/20/51	3,132,778	2,488,218
2.000%, 04/20/51	1,753,913	1,375,673
2.500%, 10/20/49	350,428	297,326
2.500%, 04/20/51	3,806,029	3,199,170
2.500%, 06/20/51	78,038	64,874
2.500%, 08/20/51	77,682	64,579
2.500%, 10/20/51	318,294	264,603
2.500%, 12/20/51	164,319	136,601
2.500%, 08/20/52	5,029,136	4,229,311
3.000%, 09/15/42	276,699	247,201
3.000%, 10/15/42	1,487,557	1,320,833
3.000%, 11/15/42	538,452	474,467
3.000%, 11/20/46	150,674	133,113
3.000%, 09/20/47	48,039	42,395
3.000%, 11/20/47	101,503	89,552
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Government National Mortgage Association
3.000%, 12/20/47	645,074	$569,040
3.000%, 01/20/50	575,358	502,309
3.000%, 02/20/51	95,406	83,124
3.000%, 09/20/51	4,650,745	4,055,099
3.000%, 11/20/51	738,693	632,614
3.000%, 01/20/52	91,260	78,591
3.000%, 02/20/52	2,317,501	2,026,170
3.000%, 03/20/52	1,698,664	1,477,547
3.000%, 04/20/52	2,143,153	1,823,187
3.500%, 06/20/44	581,979	533,294
3.500%, 03/20/45	45,578	41,614
3.500%, 01/20/46	120,092	109,474
3.500%, 03/20/46	636,144	579,899
3.500%, 04/20/46	333,913	304,241
3.500%, 05/20/46	155,093	141,284
3.500%, 06/20/46	265,238	241,581
3.500%, 07/20/46	160,887	146,473
3.500%, 09/20/46	14,636	13,330
3.500%, 05/20/47	2,120,425	1,927,165
3.500%, 02/20/48	917,178	825,863
3.500%, 06/15/48	1,782,504	1,642,365
3.500%, 09/20/48	399,801	362,862
3.500%, 02/20/49	12,582	11,419
3.500%, 10/20/49	103,803	93,826
3.500%, 01/20/50	836,223	753,705
3.500%, 02/20/50	137,737	123,650
3.500%, 05/15/50	306,217	280,412
3.500%, 07/20/50	158,634	143,865
3.500%, 02/20/52	1,435,918	1,289,230
3.500%, 03/20/52	450,121	395,178
3.500%, 06/20/52	524,725	464,608
4.000%, 09/20/45	216,678	204,519
4.000%, 11/20/45	2,329,155	2,163,620
4.000%, 08/20/46	1,724,367	1,618,071
4.000%, 06/20/47	757,432	707,451
4.000%, 07/20/47	127,748	119,843
4.000%, 11/20/47	364,658	341,942
4.000%, 12/20/47	142,696	133,726
4.000%, 02/20/48	132,079	123,702
4.000%, 03/20/48	1,020,159	955,451
4.000%, 04/20/48	125,072	117,042
4.000%, 05/20/48	103,417	96,746
4.000%, 08/20/48	1,409,072	1,317,513
4.000%, 09/20/48	394,482	368,788
4.000%, 03/20/49	217,257	202,916
4.000%, 04/20/49	188,577	176,129
4.000%, 11/20/49	65,960	61,516
4.000%, 01/20/50	99,322	90,847
4.000%, 02/20/50	90,162	85,049
4.000%, 03/15/50	31,431	29,265
4.000%, 03/20/50	58,434	55,255
4.000%, 04/20/50	374,507	347,501
4.000%, 06/20/52	615,854	571,547
4.500%, 01/20/40	166,452	162,475
4.500%, 05/20/40	211,017	205,910
See accompanying notes to financial statements.
BHFTII-412

Brighthouse Funds Trust II
Western Asset Management U.S. Government Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Government National Mortgage Association
4.500%, 09/20/40	4,771	$4,650
4.500%, 01/20/41	40,785	39,781
4.500%, 07/20/41	262,046	255,596
4.500%, 08/20/47	247,017	238,496
4.500%, 04/20/48	370,878	357,560
4.500%, 05/20/48	679,147	654,551
4.500%, 06/20/48	677,844	653,120
4.500%, 07/20/48	51,013	49,147
4.500%, 08/20/48	1,733,897	1,668,240
4.500%, 09/20/48	150,090	144,576
4.500%, 10/20/48	361,806	348,497
4.500%, 12/20/48	157,686	151,878
4.500%, 01/20/49	1,394,038	1,342,558
4.500%, 02/20/49	511,783	492,857
4.500%, 03/20/49	1,303,652	1,255,511
4.500%, 04/20/49	166,161	160,016
4.500%, 02/20/50	228,281	219,854
4.500%, 03/20/50	148,336	142,822
4.500%, 12/20/50	219,511	211,418
4.500%, 08/20/52	899,954	856,140
4.500%, 09/20/52	1,147,031	1,093,309
5.000%, 07/20/40	170,452	170,290
5.000%, 05/20/48	112,766	111,475
5.000%, 10/20/48	574,674	567,824
5.000%, 11/20/48	314,502	311,060
5.000%, 12/20/48	356,357	351,725
5.000%, 01/20/49	231,241	227,950
5.000%, 03/20/49	70,886	69,834
5.000%, 04/20/49	257,747	253,999
5.000%, 09/20/49	100,862	99,676
5.000%, 11/20/49	152,887	151,112
5.000%, 12/20/49	102,114	100,944
5.000%, 01/20/50	272,238	268,916
5.000%, 04/20/50	58,763	58,129
5.000%, 08/20/52	5,538,938	5,402,912
5.000%, 09/20/52	450,361	444,253
5.000%, 01/20/53	807,293	789,600
5.000%, 02/20/53	92,169	89,819
5.000%, 08/20/53	2,526,435	2,470,681
5.500%, 06/15/36	126,321	128,577
5.500%, 11/20/52	1,584,033	1,573,435
5.500%, 02/20/53	1,583,739	1,575,411
5.500%, 03/20/53	2,567,670	2,556,709
5.500%, 04/20/53	3,210,089	3,186,274
5.500%, 05/20/53	1,044,084	1,043,733
5.500%, 07/20/53	663,407	665,641
5.500%, 08/20/53	3,564,208	3,564,937
6.000%, 03/15/33	308,111	318,701
6.000%, 11/20/34	478	495
6.000%, 06/20/35	743	770
6.000%, 07/20/36	36,469	37,170
6.000%, 09/20/36	1,749	1,812
6.000%, 07/20/38	106,346	110,229
6.000%, 09/20/38	252,855	264,533
6.000%, 06/20/39	1,292	1,339
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Government National Mortgage Association
6.000%, 05/20/40	20,361	$21,103
6.000%, 06/20/40	69,608	72,147
6.000%, 08/20/40	39,701	40,392
6.000%, 09/20/40	92,974	96,367
6.000%, 10/20/40	39,942	41,398
6.000%, 11/20/40	68,572	69,975
6.000%, 01/20/41	40,210	41,517
6.000%, 03/20/41	228,256	236,582
6.000%, 07/20/41	58,571	60,706
6.000%, 12/20/41	32,163	33,337
6.000%, 07/20/53	1,338,479	1,349,308
6.000%, 09/20/53	1,176,927	1,185,359
6.000%, 01/20/54	676,613	688,539
6.500%, 06/15/31	747	762
6.500%, 08/15/34	58,918	61,154
6.500%, 10/20/37	98,858	102,861
6.500%, 09/20/53	360,916	368,762
6.500%, 11/20/53	294,431	302,158
6.500%, 01/20/54	692,234	706,922
7.500%, 09/15/29	370	371
8.500%, 06/15/25	274	275
Government National Mortgage Association REMICS
Zero Coupon, 09/16/46 (a) (b)	7,451,729	75
0.030%, 03/16/49 (a) (b)	740,161	61
0.051%, 10/16/54 (a) (b)	10,215,067	12,824
0.108%, 02/16/53 (a) (b)	4,347,802	14,650
0.130%, 04/16/54 (a) (b)	8,986,123	10,520
0.155%, 02/16/48 (a) (b)	794,215	2,653
0.527%, 11/16/56 (a) (b)	8,644,579	257,510
0.542%, 03/16/59 (a) (b)	7,066,625	244,254
0.565%, 12/16/58 (a) (b)	6,422,894	198,642
0.619%, 03/16/60 (a) (b)	1,399,476	51,180
0.627%, 09/16/55 (a) (b)	6,151,318	151,597
0.632%, 10/16/58 (a) (b)	11,110,717	399,144
0.640%, 02/16/61 (a) (b)	1,337,070	63,768
0.657%, -1x 1M TSFR + 5.986%, 08/16/42 (a) (b)	325,236	32,903
0.705%, 12/16/59 (a) (b)	26,046,341	1,116,906
0.832%, 02/16/63 (a) (b)	3,279,249	205,270
0.883%, 06/16/62 (a) (b)	3,643,012	225,579
0.967%, 06/16/61 (a) (b)	3,264,802	226,927
0.970%, 07/16/63 (a) (b)	3,157,503	222,780
0.989%, 05/16/62 (a) (b)	3,628,870	247,405
1.000%, 07/16/60	532,275	378,823
1.007%, 02/16/46 (a) (b)	2,305,883	49,552
1.037%, 10/16/62 (a) (b)	2,626,750	181,595
1.112%, 01/16/61 (a) (b)	4,521,406	353,655
1.112%, 06/16/61 (a) (b)	2,889,271	231,071
1.144%, 06/16/61 (a)	5,200,530	412,446
1.167%, 04/16/62 (a) (b)	3,041,326	243,074
1.197%, -1x 1M TSFR + 6.536%, 01/20/40 (a) (b)	5,272	7
1.271%, 09/16/60 (a) (b)	2,793,258	240,709
1.326%, 06/16/63 (a) (b)	2,637,455	243,675
1.432%, 06/16/61 (a) (b)	2,034,436	197,097
1.500%, 06/16/63	2,577,091	1,912,770
1.598%, 09/16/63 (a) (b)	3,324,056	370,423
See accompanying notes to financial statements.
BHFTII-413

Brighthouse Funds Trust II
Western Asset Management U.S. Government Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Government National Mortgage Association REMICS
1.615%, 05/16/60 (a) (b)	4,381,852	$481,335
2.000%, 01/20/52	160,248	129,800
2.500%, 06/20/51 (b)	1,103,616	107,086
3.000%, 07/20/49	498,321	438,134
3.000%, 09/20/50 (b)	1,522,187	212,508
3.000%, 07/20/51 (b)	874,691	128,409
4.000%, 08/20/47 (b)	1,473,002	270,075
4.000%, 08/20/48	39,704	37,051
4.500%, 10/20/47 (b)	1,342,753	263,042
5.768%, 12M TSFR + 0.965%, 10/20/68 (a)	1,444,947	1,452,299
5.817%, 1M TSFR + 0.494%, 12/20/60 (a)	4,927,319	4,914,241
5.837%, 1M TSFR + 0.514%, 12/20/60 (a)	930,700	928,406
5.837%, 1M TSFR + 0.514%, 08/20/70 (a)	31,728	31,594
5.867%, 1M TSFR + 0.544%, 10/20/64 (a)	2,143,401	2,138,472
5.887%, 1M TSFR + 0.564%, 07/20/70 (a)	4,991,275	4,902,998
5.917%, 1M TSFR + 0.594%, 03/20/61 (a)	811,837	810,906
5.937%, 1M TSFR + 0.614%, 12/20/60 (a)	7,615,331	7,604,872
5.937%, 1M TSFR + 0.614%, 07/20/70 (a)	343,107	338,144
6.587%, 1M TSFR + 1.264%, 05/20/70 (a)	1,008,894	1,019,219
6.687%, 1M TSFR + 1.364%, 04/20/70 (a)	91,448	92,594
Government National Mortgage Association, TBA
3.000%, TBA (d)	4,300,000	3,746,039
3.500%, TBA (d)	3,300,000	2,962,781
4.000%, TBA (d)	1,000,000	924,023
6.000%, TBA (d)	4,300,000	4,317,858
6.500%, TBA (d)	3,600,000	3,651,295
Uniform Mortgage-Backed Security, TBA
2.000%, TBA (d)	900,000	703,758
2.500%, TBA (d)	4,600,000	3,755,648
3.000%, TBA (d)	23,100,000	19,647,633
4.000%, TBA (d)	2,300,000	2,104,410
4.500%, TBA (d)	800,000	754,156
5.500%, TBA (d)	13,500,000	13,313,848
6.000%, TBA (d)	10,600,000	10,629,398
6.500%, TBA (d)	8,900,000	9,057,836
		579,313,572
Federal Agencies — 31.5%
Federal Farm Credit Banks Funding Corp.
0.375%, 01/15/25	10,000,000	9,745,118
0.460%, 11/03/25	10,000,000	9,425,979
0.780%, 06/16/25	10,000,000	9,563,000
0.875%, 11/18/24	5,000,000	4,914,373
1.050%, 11/17/25	10,000,000	9,487,430
1.240%, 09/03/30	8,000,000	6,547,187
1.680%, 09/17/35	1,195,000	859,555
1.750%, 02/25/25	18,350,000	17,930,326
2.600%, 04/05/27	10,000,000	9,479,878
2.700%, 10/26/27	10,000,000	9,430,613
5.125%, 05/09/25	10,000,000	9,991,801
5.480%, 06/27/42	3,000,000	2,955,959
Federal Home Loan Banks
0.375%, 09/04/25	15,000,000	14,234,607
0.500%, 04/14/25	14,000,000	13,495,390
0.750%, 06/30/25	7,770,000	7,438,455
Security Description	Principal Amount*	Value
Federal Agencies—(Continued)
Federal Home Loan Banks
1.020%, 02/24/27	9,990,000	$9,087,775
1.750%, 09/12/25	10,000,000	9,643,782
2.250%, 03/04/36	15,000,000	11,532,568
2.750%, 12/13/24	10,000,000	9,881,600
3.000%, 07/08/24	7,000,000	6,996,100
4.000%, 08/28/25	10,000,000	9,877,429
4.125%, 01/15/27	4,000,000	3,953,153
Federal Home Loan Mortgage Corp.
Zero Coupon, 12/14/29	7,443,000	5,832,772
Zero Coupon, 12/17/29	5,562,000	4,351,336
Zero Coupon, 09/15/36	10,000,000	5,596,472
Zero Coupon, 12/15/36	24,765,000	13,712,981
Federal Home Loan Mortgage Corp. Coupon STRIPS
Zero Coupon, 07/15/28	5,400,000	4,506,020
Federal Home Loan Mortgage Corp. STRIPS
Zero Coupon, 07/15/32 (c)	9,000,000	6,178,255
Federal National Mortgage Association
0.625%, 04/22/25	5,000,000	4,821,291
2.625%, 09/06/24	17,500,000	17,407,600
Federal National Mortgage Association Principal STRIPS
Zero Coupon, 05/15/30 (c)	30,000,000	23,029,799
Resolution Funding Corp. Interest STRIPS
Zero Coupon, 07/15/26	4,230,000	3,833,227
Zero Coupon, 04/15/28	10,000,000	8,430,734
Zero Coupon, 07/15/29	14,000,000	11,121,342
Zero Coupon, 10/15/29	14,996,000	11,802,698
Resolution Funding Corp. Principal STRIPS
Zero Coupon, 01/15/30 (c)	51,000,000	39,436,606
Zero Coupon, 04/15/30 (c)	54,000,000	41,264,265
Tennessee Valley Authority
3.875%, 03/15/28	15,000,000	14,673,011
U.S. Department of Housing & Urban Development
2.668%, 08/01/24	8,000,000	7,981,156
2.738%, 08/01/25	6,000,000	5,854,060
U.S. International Development Finance Corp.
1.110%, 05/15/29	10,000,000	9,079,729
3.540%, 06/15/30	7,059,111	6,761,339
		442,146,771
U.S. Treasury — 19.7%
U.S. Treasury Bonds
4.750%, 02/15/41	4,500,000	4,621,641
U.S. Treasury Inflation-Indexed Notes
1.125%, 01/15/33 (e)	2,104,960	1,947,440
1.625%, 10/15/27 (e)	15,874,950	15,615,889
U.S. Treasury Notes
1.875%, 07/31/26	147,000,000	138,811,641
2.750%, 05/31/29	14,000,000	13,005,781
3.875%, 11/30/29	65,000,000	63,486,719
3.875%, 08/15/33	13,000,000	12,506,406
4.125%, 08/31/30	12,400,000	12,242,094
See accompanying notes to financial statements.
BHFTII-414

Brighthouse Funds Trust II
Western Asset Management U.S. Government Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value
U.S. Treasury—(Continued)
U.S. Treasury Notes
4.375%, 10/31/24 (f)	15,000,000	$14,948,438
		277,186,049
Total U.S. Treasury & Government Agencies (Cost $1,380,766,194)		1,298,646,392

Mortgage-Backed Securities—4.2%
Collateralized Mortgage Obligations — 2.3%
Banc of America Mortgage Trust
5.546%, 07/25/35 (a)	9,011	8,181
CIM Trust
1.425%, 07/25/61 (144A) (a)	2,124,210	1,828,604
5.000%, 05/25/62 (144A) (a)	2,576,330	2,527,572
Citigroup Mortgage Loan Trust, Inc.
7.780%, 1Y H15 + 2.400%, 10/25/35 (a)	22,557	21,615
Countrywide Alternative Loan Trust
5.653%, 1M TSFR + 0.314%, 07/20/46 (a)	836,962	670,855
Countrywide Reperforming Loan REMICS Trust
5.880%, 1M TSFR + 0.534%, 07/25/36 (144A) (a)	147,063	134,950
CSMC Trust
0.830%, 03/25/56 (144A) (a)	603,140	484,401
0.938%, 05/25/66 (144A) (a)	899,774	723,989
1.169%, 03/25/56 (144A) (a)	519,225	424,965
1.756%, 10/25/66 (144A) (a)	591,997	501,852
9.824%, SOFR30A + 4.500%, 10/25/66 (144A) (a)	2,021,517	1,894,957
Ellington Financial Mortgage Trust
3.001%, 01/25/67 (144A) (a)	950,000	680,254
GMACM Mortgage Loan Trust
3.651%, 11/19/35 (a)	68,683	59,188
GS Mortgage-Backed Securities Trust
3.750%, 10/25/57 (144A)	1,397,041	1,343,048
4.000%, 05/25/62 (144A) (a)	679,303	614,743
JP Morgan Mortgage Trust
3.500%, 10/25/48 (144A) (a)	372,930	324,650
6.477%, 06/25/34 (a)	22,424	20,849
Legacy Mortgage Asset Trust
2.250%, 07/25/67 (144A) (g)	665,468	647,683
4.750%, 07/25/61 (144A) (g)	829,155	806,851
MASTR Adjustable Rate Mortgages Trust
3.723%, 02/25/34 (a)	95,113	83,019
MASTR Reperforming Loan Trust
3.706%, 05/25/35 (144A) (a)	1,739,504	834,517
Morgan Stanley Mortgage Loan Trust
3.583%, 07/25/35 (a)	45,279	38,647
5.600%, 1M TSFR + 0.254%, 06/25/36 (a)	411,955	80,344
Morgan Stanley Residential Mortgage Loan Trust
6.500%, 06/25/54 (144A) (a)	2,400,000	2,417,717
New Residential Mortgage Loan Trust
1.156%, 11/27/56 (144A) (a)	495,078	415,426
2.750%, 07/25/59 (144A) (a)	1,011,552	949,370
3.250%, 09/25/56 (144A) (a)	957,421	872,824
4.000%, 02/25/57 (144A) (a)	784,899	744,195
4.000%, 05/25/57 (144A) (a)	1,219,115	1,144,987
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
NovaStar Mortgage Funding Trust
0.536%, 1M TSFR + 0.494%, 09/25/46 (a)	357,149	$317,427
OBX Trust
1.054%, 07/25/61 (144A) (a)	633,260	495,034
5.949%, 02/25/63 (144A) (g)	593,469	590,976
PRKCM Trust
1.510%, 08/25/56 (144A) (a)	1,441,018	1,168,470
2.071%, 11/25/56 (144A) (a)	767,538	646,839
6.431%, 05/25/59 (144A) (g)	867,901	871,183
RCKT Mortgage Trust
6.500%, 06/25/54 (144A) (a)	3,300,000	3,319,207
SACO I Trust
4.396%, 06/25/21 (144A) (a)	5,374	4,505
Structured Asset Mortgage Investments II Trust
5.820%, 1M TSFR + 0.474%, 07/25/46 (a)	73,784	60,066
Structured Asset Securities Corp.
4.114%, 06/25/35 (144A) (a)	43,827	37,812
5.810%, 1M TSFR + 0.464%, 04/25/35 (144A) (a)	1,104,938	957,218
Towd Point Mortgage Trust
1.636%, 04/25/60 (144A) (a)	708,170	627,936
3.000%, 04/25/60 (144A) (a)	940,000	723,497
Verus Securitization Trust
6.845%, 04/25/69 (144A) (g)	784,977	791,660
		31,912,083
Commercial Mortgage-Backed Securities — 1.9%
Bank
2.470%, 09/15/64	2,680,000	2,224,024
2.643%, 04/15/54	860,000	730,190
3.538%, 11/15/54	1,580,000	1,484,115
Bank5
5.779%, 04/15/56	770,000	777,067
Benchmark Mortgage Trust
5.525%, 04/15/56	2,700,000	2,739,436
BLP Commercial Mortgage Trust
7.021%, 1M TSFR + 1.692%, 03/15/40 (144A) (a)	4,300,000	4,291,948
BX Trust
6.179%, 1M TSFR + 0.850%, 01/15/39 (144A) (a)	3,000,000	2,958,768
6.244%, 1M TSFR + 0.914%, 02/15/36 (144A) (a)	585,199	578,250
Citigroup Commercial Mortgage Trust
6.015%, 10/12/40 (144A) (a)	1,520,000	1,521,634
GS Mortgage Securities Trust
2.911%, 02/13/53	3,414,000	3,008,639
LAQ Mortgage Trust
7.420%, 1M TSFR + 2.091%, 03/15/36 (144A) (a)	249,021	248,943
Morgan Stanley Bank of America Merrill Lynch Trust
3.459%, 12/15/49	3,129,700	2,997,105
MTN Commercial Mortgage Trust
6.727%, 1M TSFR + 1.397%, 03/15/39 (144A) (a)	2,980,000	2,943,681
		26,503,800
Total Mortgage-Backed Securities (Cost $61,873,710)		58,415,883

See accompanying notes to financial statements.
BHFTII-415

Brighthouse Funds Trust II
Western Asset Management U.S. Government Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Corporate Bonds & Notes—4.1%
Security Description	Principal Amount*	Value

Chemicals — 0.1%
MEGlobal BV
4.250%, 11/03/26 (144A)	1,540,000	$1,487,528
Diversified Financial Services — 3.2%
Private Export Funding Corp.
3.250%, 06/15/25	20,000,000	19,603,225
5.500%, 03/14/25 (144A) †	25,000,000	25,022,324
		44,625,549
Electric — 0.5%
Enel Chile SA
4.875%, 06/12/28	4,000,000	3,866,791
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
5.450%, 05/21/28 (144A)	4,000,000	4,002,956
		7,869,747
Oil & Gas — 0.3%
Ecopetrol SA
5.375%, 06/26/26	4,260,000	4,173,594
Total Corporate Bonds & Notes (Cost $59,092,009)		58,156,418

Foreign Government—4.0%
Sovereign — 4.0%
Colombia Government International Bonds
5.625%, 02/26/44	4,840,000	3,700,682
Indonesia Government International Bonds
4.750%, 02/11/29	6,280,000	6,193,650
Israel Government AID Bonds
5.500%, 09/18/33	10,047,000	10,664,476
Israel Government International Bonds
5.500%, 03/12/34	7,000,000	6,642,930
Mexico Government International Bonds
4.500%, 04/22/29	12,280,000	11,756,499
Peru Government International Bonds
3.300%, 03/11/41	3,420,000	2,526,556
3.550%, 03/10/51 (f)	1,090,000	766,870
3.600%, 01/15/72	1,580,000	1,010,913
6.550%, 03/14/37	320,000	341,440
Qatar Government International Bonds
5.103%, 04/23/48 (144A)	7,300,000	7,108,375
Republic of Poland Government International Bonds
3.250%, 04/06/26	5,010,000	4,859,700
Total Foreign Government (Cost $60,589,136)		55,572,091

Asset-Backed Securities—0.0%
Asset-Backed - Home Equity — 0.0%
Morgan Stanley Mortgage Loan Trust
5.640%, 1M TSFR + 0.294%, 12/25/36 (a)	108,860	35,944
5.760%, 1M TSFR + 0.414%, 03/25/36 (a)	32,355	31,981
		67,925
Security Description	Principal Amount*/ Shares	Value

Asset-Backed - Other — 0.0%
Structured Asset Securities Corp. Mortgage Loan Trust
5.680%, 1M TSFR + 0.334%, 02/25/36 (144A) (a)	4,542,148	$125,290
Total Asset-Backed Securities (Cost $2,096,808)		193,215

Short-Term Investments—0.4%
Repurchase Agreement—0.4%
Fixed Income Clearing Corp.
Repurchase Agreement dated 06/28/24 at 4.250%, due on 07/01/24, with a maturity value of $6,048,947; collateralized by U.S. Treasury Note at 4.875%, maturing 04/30/26, with a market value of $6,167,926	6,046,805	6,046,805
Total Short-Term Investments (Cost $6,046,805)		6,046,805

Securities Lending Reinvestments (h)—0.1%
Repurchase Agreements—0.0%
Bank of Nova Scotia
Repurchase Agreement dated 06/28/24 at 5.480%, due on 07/01/24 with a maturity value of $80,037; collateralized by various Common Stock with an aggregate market value of $89,211	80,000	80,000
BofA Securities, Inc.
Repurchase Agreement dated 06/28/24 at 5.300%, due on 07/01/24 with a maturity value of $42,519; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 01/15/28 - 05/15/49, and an aggregate market value of $43,350	42,500	42,500
TD Prime Services LLC
Repurchase Agreement dated 06/28/24 at 5.420%, due on 07/01/24 with a maturity value of $20,009; collateralized by various Common Stock with an aggregate market value of $22,010	20,000	20,000
		142,500

Mutual Funds—0.1%
Allspring Government Money Market Fund, Select Class, 5.250% (i)	50,000	50,000
BlackRock Liquidity Funds FedFund, Institutional Shares, 5.200% (i)	50,000	50,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 5.180% (i)	50,000	50,000
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.220% (i)	50,000	50,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares, 5.220% (i)	50,000	50,000
See accompanying notes to financial statements.
BHFTII-416

Brighthouse Funds Trust II
Western Asset Management U.S. Government Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Securities Lending Reinvestments (h)—(Continued)
Security Description	Shares	Value
Mutual Funds—(Continued)
STIT-Government & Agency Portfolio, Institutional Class, 5.230% (i)	50,000	$50,000
		300,000
Total Securities Lending Reinvestments (Cost $442,500)		442,500
Total Investments—105.2% (Cost $1,570,907,162)		1,477,473,304
Other assets and liabilities (net)—(5.2)%		(72,676,932)
Net Assets—100.0%		$1,404,796,372

*	Principal amount stated in U.S. dollars unless otherwise noted.
†
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of June 30, 2024, the market value of restricted securities was
$25,022,324, which is 1.8% of net assets. See  details shown in the Restricted Securities table that follows.

(a)
Variable or floating rate security. The stated rate represents the rate at June 30, 2024.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(b)	Interest only security.
(c)	Principal only security.
(d)
TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.

(e)	Principal amount of security is adjusted for inflation.
(f)
All or a portion of the security was held on loan. As of June 30, 2024, the market value of securities loaned was $15,369,571 and the collateral received consisted of cash in the amount of $442,500 and non-cash collateral with a value of $15,353,515. The cash collateral investments are disclosed in the Schedule of Investments and categorized as
Securities Lending Reinvestments. The non-cash collateral received consists of U.S.
government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and Liabilities.

(g)	Security is a “step up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(h)	Represents investment of cash collateral received from securities on loan as of June 30, 2024.
(i)	The rate shown represents the annualized seven-day yield as of June 30, 2024.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2024, the market value of 144A securities was
$90,241,296, which is 6.4% of net assets.

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
Private Export Funding Corp., 5.500%, 03/14/25	03/15/23	$25,000,000	$24,996,633	$25,022,324
TBA Forward Sale Commitments
Security Description	Interest Rate	Maturity	Face Amount	Cost	Value
Government National Mortgage Association, TBA	4.500%	TBA	$(2,100,000)	$(2,005,090)	$(1,996,301)
Government National Mortgage Association, TBA	5.000%	TBA	(1,100,000)	(1,076,109)	(1,071,022)
Totals				$(3,081,199)	$(3,067,323)
Securities in the amount of $178,785 have been received at the custodian bank as collateral for TBA securities.
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, including mortgage dollar roll and TBA transactions but excluding short-term securities, for the six months ended June 30, 2024 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$1,385,143,262	$17,428,930	$1 ,323,000,040	$10,654,735
Purchases and sales of mortgage dollar rolls and TBA transactions for the six months ended June 30, 2024 were as follows:
Purchases	Sales
$1,051,880,822	$1,006,297,090
See accompanying notes to financial statements.
BHFTII-417

Brighthouse Funds Trust II
Western Asset Management U.S. Government Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2024
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Foreign Government	$(442,500)	$—	$—	$—	$(442,500)
Gross amount of recognized liabilities for securities lending transactions					$(442,500)
Investments in Derivative Instruments
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
U.S. Treasury Note 5 Year Futures	09/30/24	45	USD	4,796,016	$(5,000)

Futures Contracts—Short
U.S. Treasury Note 10 Year Futures	09/19/24	(7)	USD	(769,891)	(5,004)
Net Unrealized Depreciation					$(10,004)
Effects of Derivative Instruments on the Financial Statements
The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2024 by category of risk exposure:
	Liability Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value
Interest Rate	Unrealized depreciation on futures contracts (a)	$10,004

(a)
Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day's variation margin is reported within the Statement of Assets and
Liabilities.

The following tables summarize the effect of derivative instruments on the Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2024:
Statement of Operations Location—Net Realized Gain (Loss)	Interest Rate
Futures contracts	$453,954

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Interest Rate
Futures contracts	$(10,969)
For the six months ended June 30, 2024, the average notional par or face amount outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par or Face Amount‡
Futures contracts long	$1,915,331
Futures contracts short	(29,265,047)

‡	Averages are based on activity levels during the period for which the amounts are outstanding.
See accompanying notes to financial statements.
BHFTII-418

Brighthouse Funds Trust II
Western Asset Management U.S. Government Portfolio
Schedule of Investments as of June 30, 2024 (Unaudited)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$1,298,646,392	$—	$1,298,646,392
Total Mortgage-Backed Securities*	—	58,415,883	—	58,415,883
Total Corporate Bonds & Notes*	—	58,156,418	—	58,156,418
Total Foreign Government*	—	55,572,091	—	55,572,091
Total Asset-Backed Securities*	—	193,215	—	193,215
Total Short-Term Investments*	—	6,046,805	—	6,046,805
Securities Lending Reinvestments
Repurchase Agreements	—	142,500	—	142,500
Mutual Funds	300,000	—	—	300,000
Total Securities Lending Reinvestments	300,000	142,500	—	442,500
Total Investments	$300,000	$1,477,173,304	$—	$1,477,473,304
Collateral for Securities Loaned (Liability)	$—	$(442,500)	$—	$(442,500)
TBA Forward Sales Commitments (Liability)	$—	$(3,067,323)	$—	$(3,067,323)
Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(10,004)	$—	$—	$(10,004)

*	See Schedule of Investments for additional detailed categorizations.
Tax Cost Basis
The cost basis of investments for federal income tax purposes at June 30, 2024 was as follows:
Cost basis of investments	$1,564,128,837
Gross unrealized appreciation	2,702,801
Gross unrealized (depreciation)	(96,228,620)
Net unrealized appreciation (depreciation)	$(93,525,819)
See accompanying notes to financial statements.
BHFTII-419

Brighthouse Funds Trust II
Western Asset Management U.S. Government Portfolio
Statement of Assets and Liabilities

June 30, 2024 (Unaudited)
Assets
Investments at value (a) (b)	$1,477,473,304
Cash	1,371
Cash collateral for futures contracts	65,994
Receivable for:
TBA securities sold (c)	18,574,984
Fund shares sold	22,908
Principal paydowns	59,017
Interest	6,893,085
Variation margin on futures contracts	8,181
Prepaid expenses	10,776
Total Assets	1,503,109,620
Liabilities
TBA Forward sale commitments, at value	3,067,323
Collateral for securities loaned	442,500
Payable for:
Investments purchased	1,558,192
TBA securities purchased (c)	91,072,449
Fund shares redeemed	1,179,197
Accrued Expenses:
Management fees	534,342
Distribution and service fees	62,044
Deferred trustees’ fees	187,129
Other expenses	210,072
Total Liabilities	98,313,248
Net Assets	$1,404,796,372
Net Assets Consist of:
Paid in surplus	$1,696,745,731
Distributable earnings (Accumulated losses)	(291,949,359)
Net Assets	$1,404,796,372
Net Assets
Class A	$1,100,040,649
Class B	292,343,099
Class E	12,412,624
Capital Shares Outstanding*
Class A	107,312,074
Class B	28,622,870
Class E	1,213,451
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$10.25
Class B	10.21
Class E	10.23

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $1,570,907,162.
(b)	Includes securities loaned at value of $15,369,571.
(c)	Included within TBA securities sold is $3,276,480 related to TBA forward sale commitments and included within TBA securities purchased is $196,242 related to TBA forward sale commitments.
Statement of Operations

Six Months Ended June 30, 2024 (Unaudited)
Investment Income
Interest	$26,676,879
Securities lending income	6,121
Total investment income	26,683,000
Expenses
Management fees	3,384,102
Administration fees	37,587
Custodian and accounting fees	92,471
Distribution and service fees—Class B	368,000
Distribution and service fees—Class E	9,694
Audit and tax services	37,304
Legal	22,509
Trustees’ fees and expenses	35,664
Shareholder reporting	27,456
Insurance	6,524
Miscellaneous	12,637
Total expenses	4,033,948
Less management fee waiver	(155,730)
Net expenses	3,878,218
Net Investment Income	22,804,782
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(6,421,533)
Futures contracts	453,954
Net realized gain (loss)	(5,967,579)
Net change in unrealized appreciation (depreciation) on:
Investments	(13,235,649)
Futures contracts	(10,969)
Net change in unrealized appreciation (depreciation)	(13,246,618)
Net realized and unrealized gain (loss)	(19,214,197)
Net Increase (Decrease) in Net Assets From Operations	$3,590,585
See accompanying notes to financial statements.
BHFTII-420

Brighthouse Funds Trust II
Western Asset Management U.S. Government Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$22,804,782	$36,705,716
Net realized gain (loss)	(5,967,579)	(33,766,470)
Net change in unrealized appreciation (depreciation)	(13,246,618)	62,257,330
Increase (decrease) in net assets from operations	3,590,585	65,196,576
From Distributions to Shareholders
Class A	(33,324,740)	(26,339,958)
Class B	(8,311,675)	(6,192,310)
Class E	(363,412)	(291,071)
Total distributions	(41,999,827)	(32,823,339)
Increase (decrease) in net assets from capital share transactions	21,939,591	(71,461,470)
Total increase (decrease) in net assets	(16,469,651)	(39,088,233)
Net Assets
Beginning of period	1,421,266,023	1,460,354,256
End of period	$1,404,796,372	$1,421,266,023

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023
	Shares	Value	Shares	Value
Class A
Sales	1,554,028	$16,249,033	2,397,782	$24,808,435
Reinvestments	3,251,194	33,324,740	2,579,820	26,339,958
Redemptions	(2,663,127)	(27,744,189)	(11,627,271)	(118,736,964)
Net increase (decrease)	2,142,095	$21,829,584	(6,649,669)	$(67,588,571)
Class B
Sales	1,763,564	$18,336,338	3,569,147	$36,782,857
Reinvestments	814,072	8,311,675	608,282	6,192,310
Redemptions	(2,509,822)	(25,997,738)	(4,464,311)	(45,667,375)
Net increase (decrease)	67,814	$650,275	(286,882)	$(2,692,208)
Class E
Sales	106,656	$1,111,920	70,269	$727,876
Reinvestments	35,524	363,412	28,564	291,071
Redemptions	(193,682)	(2,015,600)	(213,234)	(2,199,638)
Net increase (decrease)	(51,502)	$(540,268)	(114,401)	$(1,180,691)
Increase (decrease) derived from capital shares transactions		$21,939,591		$(71,461,470)
See accompanying notes to financial statements.
BHFTII-421

Brighthouse Funds Trust II
Western Asset Management U.S. Government Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$10.54	$10.29	$11.58	$12.08	$11.85	$11.49
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.17	0.27	0.16	0.10	0.20	0.29
Net realized and unrealized gain (loss)	(0.14)	0.22	(1.20)	(0.28)	0.42	0.40
Total income (loss) from investment operations	0.03	0.49	(1.04)	(0.18)	0.62	0.69
Less Distributions
Distributions from net investment income	(0.32)	(0.24)	(0.25)	(0.32)	(0.39)	(0.33)
Total distributions	(0.32)	(0.24)	(0.25)	(0.32)	(0.39)	(0.33)
Net Asset Value, End of Period	$10.25	$10.54	$10.29	$11.58	$12.08	$11.85
Total Return (%) (b)	0.28 (c)	4.87	(9.01)	(1.52)	5.24	6.03
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.52 (d)	0.52	0.51	0.50	0.51	0.50
Net ratio of expenses to average net assets (%) (e)	0.50 (d)	0.50	0.49	0.48	0.48	0.48
Ratio of net investment income (loss) to average net assets (%)	3.33 (d)	2.61	1.48	0.83	1.69	2.48
Portfolio turnover rate (%)	94 (c)(f)	86 (f)	103 (f)	167 (f)	226 (f)	208 (f)
Net assets, end of period (in millions)	$1,100.0	$1,108.4	$1,150.8	$1,525.0	$1,493.8	$1,544.1

	Class B
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$10.49	$10.24	$11.51	$12.01	$11.79	$11.43
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.16	0.24	0.13	0.07	0.17	0.26
Net realized and unrealized gain (loss)	(0.15)	0.22	(1.18)	(0.28)	0.40	0.39
Total income (loss) from investment operations	0.01	0.46	(1.05)	(0.21)	0.57	0.65
Less Distributions
Distributions from net investment income	(0.29)	(0.21)	(0.22)	(0.29)	(0.35)	(0.29)
Total distributions	(0.29)	(0.21)	(0.22)	(0.29)	(0.35)	(0.29)
Net Asset Value, End of Period	$10.21	$10.49	$10.24	$11.51	$12.01	$11.79
Total Return (%) (b)	0.13 (c)	4.59	(9.17)	(1.77)	4.91	5.78
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.77 (d)	0.77	0.76	0.75	0.76	0.75
Net ratio of expenses to average net assets (%) (e)	0.75 (d)	0.75	0.74	0.73	0.73	0.73
Ratio of net investment income (loss) to average net assets (%)	3.08 (d)	2.36	1.24	0.58	1.43	2.23
Portfolio turnover rate (%)	94 (c)(f)	86 (f)	103 (f)	167 (f)	226 (f)	208 (f)
Net assets, end of period (in millions)	$292.3	$299.5	$295.4	$384.8	$396.6	$367.9
Please see  following page for Financial Highlights footnote legend.
See accompanying notes to financial statements.
BHFTII-422

Brighthouse Funds Trust II
Western Asset Management U.S. Government Portfolio
Financial Highlights
Selected per share data
	Class E
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$10.51	$10.26	$11.54	$12.03	$11.81	$11.45
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.16	0.25	0.14	0.08	0.18	0.27
Net realized and unrealized gain (loss)	(0.14)	0.23	(1.19)	(0.27)	0.41	0.40
Total income (loss) from investment operations	0.02	0.48	(1.05)	(0.19)	0.59	0.67
Less Distributions
Distributions from net investment income	(0.30)	(0.23)	(0.23)	(0.30)	(0.37)	(0.31)
Total distributions	(0.30)	(0.23)	(0.23)	(0.30)	(0.37)	(0.31)
Net Asset Value, End of Period	$10.23	$10.51	$10.26	$11.54	$12.03	$11.81
Total Return (%) (b)	0.22 (c)	4.70	(9.12)	(1.60)	5.01	5.88
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.67 (d)	0.67	0.66	0.65	0.66	0.65
Net ratio of expenses to average net assets (%) (e)	0.65 (d)	0.65	0.64	0.63	0.63	0.63
Ratio of net investment income (loss) to average net assets (%)	3.17 (d)	2.46	1.34	0.69	1.54	2.33
Portfolio turnover rate (%)	94 (c)(f)	86 (f)	103 (f)	167 (f)	226 (f)	208 (f)
Net assets, end of period (in millions)	$12.4	$13.3	$14.2	$17.9	$20.1	$19.5

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements).
(f)
Includes mortgage dollar roll and TBA transactions; excluding these transactions the portfolio turnover rates would have been 24%, 39%, 43%, 70%, 100%, and 76% for the six months ended June 30,
2024, and for the years ended December 31, 2023, 2022, 2021, 2020 and 2019, respectively.

See accompanying notes to financial statements.
BHFTII-423

Brighthouse Funds Trust II
Notes to Financial Statements — June 30, 2024 (Unaudited)
1.
Organization
Brighthouse Funds Trust II (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by Brighthouse Investment Advisers, LLC (“Brighthouse Investment Advisers” or the “Adviser”), currently offers twenty-nine series (each a “Portfolio,” and collectively the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust and each of which is diversified. Brighthouse Investment Advisers has entered into investment subadvisory agreements with respect to managing certain Portfolios, as indicated in the table below (see also Note 5). Shares of the Portfolios are not offered directly to the general public and are currently available only to separate accounts of insurance companies, including insurance companies affiliated with the Adviser.
Each Portfolio has registered and offers various classes of shares as shown in the respective Portfolio’s Statement of Assets and Liabilities. Shares of each class of a Portfolio represent an equal pro rata interest in a Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of a Portfolio, and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each class based on the net assets of each class relative to the net assets of a Portfolio. Each class of shares differs in its respective distribution plan and such distribution expenses are allocated to the corresponding class of shares.
The table below lists each Portfolio offered and the Portfolio’s subadviser, if applicable, as of June 30, 2024.
Portfolio	Subadviser
Baillie Gifford International Stock Portfolio	Baillie Gifford Overseas Limited
BlackRock Bond Income Portfolio*	BlackRock Advisors, LLC
BlackRock Capital Appreciation Portfolio	BlackRock Advisors, LLC
BlackRock Ultra-Short Term Bond Portfolio	BlackRock Advisors, LLC
Brighthouse Asset Allocation 20 Portfolio	N/A
Brighthouse Asset Allocation 40 Portfolio	N/A
Brighthouse Asset Allocation 60 Portfolio	N/A
Brighthouse Asset Allocation 80 Portfolio	N/A
Brighthouse/Artisan Mid Cap Value Portfolio	Artisan Partners Limited Partnership
Brighthouse/Dimensional International Small Company Portfolio	Dimensional Fund Advisors LP
Brighthouse/Wellington Balanced Portfolio	Wellington Management Company LLP
Brighthouse/Wellington Core Equity Opportunities Portfolio	Wellington Management Company LLP
Frontier Mid Cap Growth Portfolio	Frontier Capital Management Company, LLC
Jennison Growth Portfolio	Jennison Associates LLC
Loomis Sayles Small Cap Core Portfolio	Loomis, Sayles & Company, L.P.
Loomis Sayles Small Cap Growth Portfolio	Loomis, Sayles & Company, L.P.
MetLife Aggregate Bond Index Portfolio	MetLife Investment Management, LLC
MetLife Mid Cap Stock Index Portfolio	MetLife Investment Management, LLC
MetLife MSCI EAFE® Index Portfolio	MetLife Investment Management, LLC
MetLife Russell 2000® Index Portfolio	MetLife Investment Management, LLC
MetLife Stock Index Portfolio	MetLife Investment Management, LLC
MFS® Total Return Portfolio	Massachusetts Financial Services Company
MFS® Value Portfolio	Massachusetts Financial Services Company
Neuberger Berman Genesis Portfolio	Neuberger Berman Investment Advisers LLC
T. Rowe Price Large Cap Growth Portfolio	T. Rowe Price Associates, Inc.
T. Rowe Price Small Cap Growth Portfolio	T. Rowe Price Associates, Inc.
VanEck Global Natural Resources Portfolio	Van Eck Associates Corporation
Western Asset Management Strategic Bond Opportunities Portfolio	Western Asset Management Company, LLC
Western Asset Management U.S. Government Portfolio	Western Asset Management Company, LLC

*
The table above is a list of all Portfolios in the Trust as of the end of the period, including the BlackRock Bond Income Portfolio, which is audited as of and for the period ended June 30, 2024. All of the other Portfolios' information is unaudited as of and for the period ended June 30, 2024.

The Brighthouse Asset Allocation 20, 40, 60 and 80 Portfolios (the “Asset Allocation Portfolios”) operate under a “fund of funds” structure, investing substantially all of their assets in other Portfolios advised by Brighthouse Investment Advisers (each, an “Underlying BIA Portfolio,” and, collectively, the “Underlying BIA Portfolios”).
2.
Significant Accounting Policies
The preparation of a Portfolio’s financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and
BHFTII-424

Brighthouse Funds Trust II
Notes to Financial Statements — June 30, 2024 — (Continued)
expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2024, through the date the financial statements were issued.
The Portfolios are investment companies and follow the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946-Financial Services-Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements.
Investment Valuation and Fair Value Measurements - Each Portfolio values its investments for purposes of calculating its net asset value (“NAV”) using procedures that allow for a variety of methodologies to be used to value the Portfolio’s investments. The specific methodology used for an investment may vary based on the market data available for a specific investment at the time a Portfolio calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process.
GAAP defines fair market value as the price that a Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:
Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)
Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities held by a Portfolio, if any, will be disclosed following the fair value hierarchy table in the Portfolio’s Schedule of Investments.
Debt securities, including corporate, convertible, and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued based upon evaluated or composite bid quotations obtained from third-party pricing services and/or brokers and dealers selected by the Adviser (each a “pricing service”). Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker-dealer quotes and quoted prices for similar assets. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued based upon an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.
Mortgage- and asset-backed securities are generally valued based upon evaluated or composite bid quotations obtained from pricing services selected by the Adviser. These securities are usually issued as separate tranches, or classes, of securities within each deal. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche and incorporate deal collateral performance, as available. Mortgage- and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.
Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the Adviser may use other market information obtained from quotation reporting systems, established market makers, or pricing services in valuing the securities. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the time as of which a Portfolio determines its NAV to account for the market movement between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. A Portfolio may use a systematic fair valuation model provided by a pricing service to value securities principally traded in these foreign markets to adjust for possible market movements or other changes that may occur between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. Foreign equity securities valued using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets or valued in reference to similar instruments traded on active markets are generally categorized as Level 2 within the fair value hierarchy.
BHFTII-425

Brighthouse Funds Trust II
Notes to Financial Statements — June 30, 2024 — (Continued)
Investments in registered open-end management investment companies (including the Underlying BIA Portfolios) are valued at the reported NAV per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.
Foreign currency forward contracts are valued through a third-party pricing service by interpolating between forward and spot currency rates in the London foreign exchange markets as of a designated hour on a valuation day. These contracts are generally categorized as Level 2 within the fair value hierarchy.
Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.
Options, including options on swaps (“swaptions”) and currencies, and synthetic futures contracts that are traded OTC are generally valued based upon interdealer bid and ask prices or prices provided by pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, credit curves, measures of volatility and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.
Swap contracts (other than centrally cleared swaps listed or traded on a multilateral or trade facility platform) are marked-to-market daily based on quotations and prices supplied by market makers, broker-dealers and other pricing services. Such quotations and prices are derived utilizing observable data, including the underlying reference securities or indices, credit spread quotations and expected default recovery rates determined by the pricing service. These contracts are generally categorized as Level 2 within the fair value hierarchy.
Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange or a pricing service when the exchange price is not available. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 within the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates, including, but not limited to, the overnight index swap rate, the respective interbank offered forward rate or other interest rates, yield curves or credit spreads to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.
If no current market quotation is readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with fair valuation procedures adopted by the Adviser. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that a Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the “Board” or “Trustees”) of the Trust has designated Brighthouse Investment Advisers, acting through its Valuation Committee (“Committee”), as each Portfolio’s “valuation designee” to perform the Portfolio’s fair value determinations. The Board oversees Brighthouse Investment Advisers in its role as the Valuation Designee and receives reports from Brighthouse Investment Advisers regarding its process and the valuation of each Portfolio’s investments to assist with such oversight.
No single standard for determining the fair value of an investment can be set  forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of a Portfolio, the Custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include:  matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities, or a combination of these and other methods.
Investment Transactions and Related Investment Income - Each Portfolio’s security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on an accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes.  Capital gains distributions received from the Underlying BIA Portfolios are recorded as net realized gain in the applicable Portfolio’s Statement of Operations. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable. These foreign taxes have been provided for in accordance with each Portfolio’s understanding of the applicable countries’ tax rules and rates.
Foreign Currency Translation - The books and records of the Portfolios are maintained in U.S. dollars. The values of securities, currencies, and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income, and expenses are
BHFTII-426

Brighthouse Funds Trust II
Notes to Financial Statements — June 30, 2024 — (Continued)
translated on the respective dates of such transactions. Because the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, that portion of the results of operations arising from changes in exchange rates and that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities are not separated. Such fluctuations are included in the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by a Portfolio and the U.S. dollar-equivalent of the amounts actually received or paid by a Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.
Dividends and Distributions to Shareholders - The Portfolios record dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between distributable earnings (accumulated losses) and paid in surplus. These adjustments have no impact on net assets or the results of operations.
Below is a list of Portfolios with permanent book and tax basis differences as of December 31, 2023 and the primary reason(s) for the adjustment.
Baillie Gifford International Stock Portfolio:  Spin-off reversals
Jennison Growth Portfolio:  Net operating losses
Loomis Sayles Small Cap Growth Portfolio:  Net operating losses and adjustments to prior period accumulated balances
T. Rowe Price Large Cap Growth Portfolio:  Net operating losses
Income Taxes - It is the Portfolios’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies, and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. Each Portfolio files U.S. federal tax returns. No income tax returns are currently under examination. Each Portfolio’s federal tax returns remain subject to examination by the Internal Revenue Service for three fiscal years after the returns are filed. As of June 30, 2024, no Portfolios had uncertain tax positions that would require financial statement recognition, derecognition or disclosure.
Due to Custodian - Pursuant to the custodian agreement, the Custodian may, in its discretion, advance funds to a Portfolio to make properly authorized payments. When such payments result in an overdraft, the Portfolio is obligated to repay the Custodian at the current rate of interest charged by the Custodian for secured loans. This obligation is payable on demand to the Custodian. The Custodian will have a lien on the Portfolio’s assets to the extent of any overdraft. At June 30, 2024, the following Portfolio had a payment due to the Custodian pursuant to the foregoing arrangement.
Portfolio	Due to Custodian
MetLife Mid Cap Stock Index Portfolio	$16,048
Based on the short-term nature of these payments and the variable interest rate, the carrying value of the overdraft advances approximated fair value and such inputs would be considered Level 2 in the fair value hierarchy at June 30, 2024. None of the Portfolios had significant average overdraft advances during the six months ended June 30, 2024.
Each significant accounting policy described below does not necessarily apply to each Portfolio, unless otherwise noted. For more information on the investment practices in which a particular Portfolio may engage, please refer to the Portfolio’s prospectus.
High-Yield Debt Securities - Certain Portfolios may invest in high-yield debt securities, or “junk bonds,” which are securities that are rated below “investment grade” or, if not rated, are of equivalent quality. A Portfolio with high-yield debt securities generally will be exposed to greater market risk and credit risk than a Portfolio that invests only in investment grade debt securities because issuers of high-yield debt securities are generally less secure financially, are more likely to default on their obligations, and their securities are more sensitive to interest rate changes and downturns in the economy. In addition, the secondary market for lower-rated debt securities may not be as liquid as that for more highly rated debt securities. As a result, the Portfolio’s subadviser may find it more difficult to value or sell lower-rated debt securities and may have to sell them at prices significantly lower than the values assigned to them by the Portfolio.
Floating Rate Loans - Certain Portfolios may invest in loans arranged through private negotiation between one or more financial institutions. A Portfolio’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower. The purchase of assignments will typically result in the Portfolio having a direct contractual relationship with the borrower, and the Portfolio may enforce compliance by the borrower with the terms of the loan agreement. The Portfolio may not benefit directly from any collateral supporting the loan in which it has purchased the participation or assignment.
BHFTII-427

Brighthouse Funds Trust II
Notes to Financial Statements — June 30, 2024 — (Continued)
A Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Portfolio purchases assignments, it acquires direct rights against the borrower of the loan. These loans may include participation in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing.
A Portfolio will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of insolvency of the lender selling the participation, the Portfolio may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.
Unfunded Loan Commitments - Certain Portfolios may enter into certain credit agreements, all or a portion of which may be unfunded. A Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are disclosed in the Portfolio’s Schedule of Investments. As of June 30, 2024 BlackRock Bond Income Portfolio and Western Asset Management Strategic Bond Opportunities Portfolio had open unfunded loan commitments. At June 30, 2024, the Portfolios had sufficient cash and/or securities to cover these commitments.
Inflation-Indexed Bonds - Certain Portfolios may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value that is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the applicable Portfolio’s Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
Stripped Securities - Certain Portfolios may invest in “stripped securities,” a term used collectively for certain structured fixed income securities. Stripped securities can be principal only securities (“POs”), which are debt obligations that have been stripped of unmatured interest coupons or interest only securities (“IOs”), which are unmatured interest coupons that have been stripped from debt obligations. Stripped securities do not make periodic payments of interest prior to maturity. As is the case with all securities, the market value of stripped securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in stripped securities than for debt obligations of comparable maturities that currently pay interest. The amount of fluctuation increases with a longer period of maturity. The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, a Portfolio may not fully recoup the initial investment in IOs.
Collateralized Obligations - Certain Portfolios may invest in collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”), other collateralized debt obligations (“CDOs”), and other similarly structured securities. CDOs, CBOs and CLOs are types of asset-backed securities. A CBO is a trust that is backed by a diversified pool of high risk, below investment grade fixed-income securities. The collateral can be from many types of fixed-income securities such as high yield debt, residential privately issued mortgage-related securities, commercial privately issued mortgage-related securities, trust preferred securities and emerging market debt. A CLO is a trust typically collateralized by a pool of loans that may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties.
For CDOs, CBOs and CLOs, the cash flow from the trust is split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is typically the “equity” or “first loss” tranche, which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Senior tranches are paid from the cash flows from the underlying assets before the junior tranches and equity tranches. Losses are first borne by the equity tranches, next by the junior tranches, and finally by the senior tranches. The risks of an investment in a CBO, CLO or other CDO depend largely on the quality and type of the collateral securities and the class of the instrument in which a Portfolio invests. If some debt instruments go into default and the cash collected by the CBO, CLO or CDO is insufficient to pay all of its investors, those in the lowest, most junior tranches suffer losses first. Since they are partially protected from defaults, senior tranches typically have higher ratings and lower potential yields than their underlying securities and can be rated investment grade. Despite the protection from the equity tranche, more senior tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO, CLO or other CDO securities as a class.
Mortgage-Related and Other Asset-Backed Securities - Certain Portfolios may invest in mortgage-related or other asset-backed securities. These securities may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, CMO residuals, stripped mortgage-backed securities (“SMBS”), and other securities that directly or indirectly represent a participation in, or are secured by or payable from, mortgage loans on real property or other receivables. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally,
BHFTII-428

Brighthouse Funds Trust II
Notes to Financial Statements — June 30, 2024 — (Continued)
although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.
In one type of SMBS, one class receives all the interest from the mortgage assets (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security until maturity. These adjustments are netted against payments received for the IOs and the net amount is included in interest income on a Portfolio’s Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities. Details of mortgage-related and other asset-backed securities held by a Portfolio are included in the Portfolio’s Schedule of Investments.
Certain Portfolios may invest a significant portion of their assets in securities of issuers that hold mortgage- and asset-backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be negatively impacted by increased volatility of market prices and periods of illiquidity.
Mortgage Dollar Rolls - Certain Portfolios may enter into mortgage “dollar rolls” in which a Portfolio sells to-be-announced (“TBA”) mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. For the duration of the transaction, or roll period, a Portfolio foregoes principal (including prepayments of principal) and interest paid on the securities sold. Dollar rolls are accounted for as purchase and sale transactions; gain or loss is recognized at the commencement of the term of the dollar roll and each time the mortgage-backed security is rolled.
Mortgage dollar roll transactions involve the risk that the market value of the securities that a Portfolio is required to reacquire may be less than the agreed-upon repurchase price of those securities and that the investment performance of securities purchased with proceeds from these transactions does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities transferred or sold, as applicable, as part of the treasury or mortgage dollar roll.
TBA Purchase and Forward Sale Commitments - Certain Portfolios may enter into TBA commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves and involve a risk of loss if the value of the security to be purchased or sold declines or increases prior to the settlement date, which is in addition to the risk of decline in the value of a Portfolio’s other assets. TBA forward sale commitments are valued at the current market value of the underlying securities, according to the procedures described under “Investment Valuation and Fair Value Measurements”.
When-Issued and Delayed-Delivery Securities - Certain Portfolios may purchase securities on a when-issued or delayed-delivery basis. Settlement of such transactions will occur beyond the customary settlement period. A Portfolio may purchase securities under such conditions only with the intention of actually acquiring them but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.
Short Sales - Certain Portfolios may enter into a “short sale” of securities in circumstances in which, at the time the short position is open, a Portfolio owns an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into an equal number of securities sold short. This kind of short sale, which is referred to as one “against the box,” may be entered into by a Portfolio to, for example, lock in a sale price for a security the Portfolio does not wish to sell immediately.
Certain Portfolios may also make short sales of a security it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, a Portfolio must borrow the security to make delivery to the buyer. The Portfolio then is obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold short by the Portfolio. Until the security is replaced, the Portfolio is required to pay to the lender any dividends or interest which accrue during the period of the loan. To borrow the security, the Portfolio also may be required to pay a premium, which would increase the cost of the security sold short. The proceeds received from a short sale are recorded as a liability. The Portfolio will realize a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Portfolio replaces the borrowed security. Conversely, the Portfolio will realize a gain if the security declines in price between those dates. The latter result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Portfolio may be required to pay in connection with a short sale. In addition, when a Portfolio engages in short sales, a lender may request, or market conditions may dictate that securities sold short be returned to the lender on short notice, and the Portfolio may have to buy the securities sold short at an unfavorable price. If this occurs, any anticipated gain to the Portfolio may be reduced or eliminated or the short sale may result in a loss. No more than one third of a Portfolio’s net assets will be deposited as collateral for the obligation to replace securities borrowed to effect short sales.
Repurchase Agreements - Certain Portfolios may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”), or Global Master Repurchase Agreement (“GMRA”), with selected commercial banks and broker-dealers, under which a
BHFTII-429

Brighthouse Funds Trust II
Notes to Financial Statements — June 30, 2024 — (Continued)
Portfolio acquires securities as collateral and agrees to resell the securities at an agreed-upon time and at an agreed-upon price. The Portfolio, through the Custodian or a subcustodian, under a tri-party repurchase agreement, receives delivery of the underlying securities collateralizing any repurchase agreements. It is the Portfolios’ policy that the market value of the collateral be equal to at least 100% of the repurchase price in the case of a repurchase agreement of one-day duration and equal to at least 102% of the repurchase price in the case of all other repurchase agreements. In the event of default or failure by a party to perform an obligation in connection with any repurchase transaction, the MRA or GMRA gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it under the agreement.
Secured Borrowing Transactions - Certain Portfolios may enter into transactions consisting of a transfer of a security by a Portfolio to a financial institution or counterparty, with a simultaneous agreement to reacquire the same, or substantially the same security, at an agreed-upon price and future settlement date. Such transactions are treated as secured borrowings, and not as purchases and sales. The Portfolio receives cash from the transfer of the security to use for other investment purposes. During the term of the borrowing, the Portfolio is not entitled to receive principal and interest payments, if any, made on the security transferred to the counterparty during the term of the agreement. The difference between the transfer price and the reacquisition price, known as the “price drop,” is included in net investment income. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Portfolio’s Statement of Operations. In periods of increased demand for the security, the Portfolio may also receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The cost of the secured borrowing transaction is recorded as interest expense over the term of the borrowing. The agreed-upon proceeds for securities to be reacquired by the Portfolio are reflected as a liability on the Portfolio’s Statement of Assets and Liabilities. These secured borrowing transactions may include a variety of investment strategies, such as repurchase agreements, reverse repurchase agreements, the purchase or sale of securities on a when-issued, delayed delivery or forward commitment basis, short sales, buy backs or dollar rolls, that are considered secured borrowings for accounting purposes.
A detailed breakdown of a Portfolio’s open transactions accounted for as secured borrowings, if any, are disclosed following the Portfolio’s Schedule of Investments.
Securities Lending - Certain Portfolios may lend their portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, a Portfolio attempts to increase its net investment income through the receipt of income on collateral held from securities on loan. Any gain or loss in the market price of the loaned securities that might occur, any interest earned, and any dividends declared during the term of the loan, would accrue to the account of the Portfolio.
The Trust has entered into a Non-Custodial Securities Lending Agreement with JPMorgan Chase Bank, N.A. (the “Lending Agent”). Under the agreement, the Lending Agent is authorized to loan portfolio securities on a Portfolio’s behalf. In exchange, the Portfolio generally receives cash, U.S. Government securities, letters of credit, or other collateral deemed appropriate by the Adviser. The Portfolio receives collateral equal to at least 102% of the market value for loans secured by government securities or cash in the same currency as the loaned shares and 105% for all other loaned securities at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities is maintained for the duration of the loan. Any cash collateral received by the Portfolio is generally invested by the Lending Agent in short-term investments, which may include certificates of deposit, commercial paper, repurchase agreements, including repurchase agreements with respect to equity securities, time deposits, master demand notes and money market funds. The market value of investments made with cash collateral received is disclosed in the Portfolio’s Schedule of Investments and the valuation techniques are described in this Note 2. The value of the securities on loan may change each business day. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower is required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. A portion of the income earned on the collateral is rebated to the borrower of the securities and the remainder is split between the Lending Agent and the Portfolio. On loans collateralized by U.S. government securities, a fee is received from the borrower and is allocated between the Portfolio and the Lending Agent.
Income received by a Portfolio in securities lending transactions during the six months ended June 30, 2024 is reflected as securities lending income on the Portfolio’s Statement of Operations. The values of any securities loaned by a Portfolio and the related collateral at June 30, 2024 are disclosed in the Portfolio’s footnotes to the Schedule of Investments. The value of the related collateral received by each Portfolio exceeded the value of the Portfolio’s securities out on loan at June 30, 2024.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. To the extent a Portfolio uses cash collateral it receives to invest in repurchase agreements with respect to equity securities, it is subject to the risk of loss if the value of the equity securities declines and the counterparty defaults on its obligation to repurchase such securities. The Lending Agent shall indemnify each Portfolio in the case of default of any securities borrower, subject to the terms of the Non-Custodial Securities Lending Agreement.
BHFTII-430

Brighthouse Funds Trust II
Notes to Financial Statements — June 30, 2024 — (Continued)
Directed Brokerage Agreement - The Trust has entered into a directed brokerage arrangement with Capital Institutional Services, Inc. (“CAPIS”). Under this arrangement, certain Portfolios may direct certain trades to CAPIS in return for a recapture credit. CAPIS issues a cash rebate to the Portfolio. Amounts paid to a Portfolio, if any, are shown separately as broker commission recapture on the Portfolio’s Statement of Operations. Additionally, these amounts have been excluded from the calculation of the net ratio of expenses to average net assets presented in the Portfolio’s Financial Highlights for each share class.
3.
Investments in Derivative Instruments
Each derivative instrument described below does not necessarily apply to each Portfolio. For more information on the derivative instruments in which a particular Portfolio may enter into, please refer to the Portfolio’s prospectus.
Forward Foreign Currency Exchange Contracts - Certain Portfolios may enter into forward foreign currency exchange contracts to obtain investment exposure, enhance return or hedge or protect portfolio holdings against the risk of future movements in certain foreign currency exchange rates. When entering into these contracts, a Portfolio agrees to buy or sell a fixed quantity of foreign currency for an agreed-upon price on an agreed-upon future date. These contracts are valued daily and the Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward foreign exchange rates at the valuation date, is included in the Portfolio’s Statement of Assets and Liabilities. When a contract is closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Realized and unrealized gains and losses on forward foreign currency exchange contracts are included in the Portfolio’s Statement of Operations. These contracts involve market and/or credit risk in excess of the amount recognized in the Portfolio’s Statement of Assets and Liabilities. The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities of the Portfolio, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts may limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to losses if the counterparties to the contracts are unable or unwilling to meet the terms of the contracts. The Portfolio may also experience losses even when such contracts are used for hedging purposes. A Portfolio’s maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.
Futures Contracts - Certain Portfolios may buy and sell futures contracts as a hedge, to maintain investment exposure to a target asset class or to enhance return. The Portfolio may be subject to fluctuations in equity prices, interest rates, commodity prices, and foreign currency exchange rates in the normal course of pursuing its investment objective. During the period, the Portfolios’ investments in futures were used for either hedging or investment exposure purposes. Futures contracts are standardized agreements to buy or sell a security or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset. The Portfolio must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities, which is returned when the Portfolio’s obligations under the contract have been satisfied. If cash is deposited as the initial margin, it is shown as cash collateral on the Portfolio’s Statement of Assets and Liabilities. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Portfolio depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Portfolio’s Statement of Assets and Liabilities and as a component of net change in unrealized appreciation/depreciation on the Portfolio’s Statement of Operations. When the contract is closed or expires, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts (and related options) include the possibility that the market for these instruments may be illiquid and that a change in the value of the futures contract or option may not correlate perfectly with changes in the value of the underlying asset. The exchange’s clearinghouse, as counterparty to all futures, guarantees the futures contracts against default.
Options Contracts - An option contract purchased by a Portfolio gives the Portfolio the right, but not the obligation, to buy (call) or sell (put) an underlying instrument at a fixed exercise price during a specified period or on a specified date. Call options written by a Portfolio give the holder the right to buy the underlying instrument from the Portfolio at a fixed exercise price; put options written by a Portfolio give the holder the right to sell the underlying instrument to the Portfolio at a fixed exercise price.
Certain Portfolios may use options to hedge against changes in values of securities the Portfolio owns or expects to purchase, to maintain investment exposure to a target asset class, or to enhance return. When the Portfolio owns the underlying instrument, writing puts or buying calls tend to increase the Portfolio’s exposure to the underlying instrument and writing calls or buying puts tends to decrease the Portfolio’s exposure to the underlying instrument. Options can also be used to hedge other Portfolio investments. For options used to hedge the Portfolio’s investments, the potential risk to the Portfolio is that the change in value of options contracts may not correspond perfectly to the change in value of the hedged instruments. The Portfolio also bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Portfolio may not be able to enter into a closing transaction due to an illiquid market. A Portfolio’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of purchased options is typically the premium initially paid for the option plus any unrealized gains.
BHFTII-431

Brighthouse Funds Trust II
Notes to Financial Statements — June 30, 2024 — (Continued)
The main risk associated with purchasing an option is that the option expires without being exercised. In this case, the option is worthless when it expires and the premium paid for the option is considered a realized loss. The risk associated with writing a call option on an underlying instrument that a Portfolio owns is that the Portfolio may forgo the opportunity for a profit if the market value of the underlying instrument increases and the option is exercised, requiring the Portfolio to sell the underlying instrument at a price below its market value. When a Portfolio writes a call option on a security it does not own, its exposure on such an option is theoretically unlimited. The risk in writing a put option is that a Portfolio may incur a loss if the market value of the underlying instrument decreases and the option is exercised, requiring the Portfolio to purchase the underlying instrument at a price above its market value. In addition, the Portfolio risks not being able to enter into a closing transaction for the written option as the result of an illiquid market for the option.
Purchases of put and call options are recorded as investments, the value of which are marked-to-market daily. When a Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the premium initially paid for the option. When a Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying instrument and the proceeds from such sale will be decreased by the premium originally paid for the put option. When a Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid for the call option.
The premium received by a Portfolio for a written option is recorded as an asset and an equivalent liability. The liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires without being exercised or the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying instrument and the liability related to such option is eliminated. When a written call option is exercised, the Portfolio realizes a gain or loss, as adjusted for the premium received, from the sale of the underlying instrument. When a written put option is exercised, the premium received by the Portfolio is offset against the amount paid for the purchase of the underlying instrument.
Swaptions are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swaptions is granting or buying the right to enter into a previously agreed upon interest rate or credit default swap agreement at any time before the expiration of the option.
An option on exchange-traded futures contracts is an option contract in which the underlying instrument is a single futures contract.
Swap Agreements - Certain Portfolios may enter into swap agreements in which a Portfolio and a counterparty agree to either make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are either privately negotiated in the OTC market (“OTC swaps”) or executed in a multilateral or other trade facility platform, such as a registered swap execution facility (“centrally cleared swaps”). A Portfolio may enter into swap agreements for the purposes of managing exposure to interest rate, credit or market risk, or for other purposes. In connection with these agreements, securities or cash may be paid or received, as applicable, by the Portfolio as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Securities posted by the Portfolio as collateral for swap contracts are identified in the Portfolio’s Schedule of Investments and restricted cash, if any, is reflected on the Portfolio’s Statement of Assets and Liabilities.
Swap agreements are marked-to-market daily. The fair value of an OTC swap is reflected on a Portfolio’s Statement of Assets and Liabilities. The changes in value, if any, are reflected as a component of net change in unrealized appreciation/depreciation on a Portfolio’s Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for variation margin on a Portfolio’s Statement of Assets and Liabilities and as a component of unrealized appreciation/ depreciation on the Portfolio’s Statement of Operations. A Portfolio may pay or receive an upfront payment upon entering into a swap agreement. Upon termination or maturity of the swap, upfront premiums are recorded as realized gains or losses on the Portfolio’s Statement of Operations. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Portfolio’s Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Portfolio’s Statement of Operations.
Swap transactions involve, to varying degrees, elements of interest rate, credit, and market risk in excess of the amounts recognized in a Portfolio’s Statement of Assets and Liabilities. Such risks include the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in market conditions or interest rates. In addition, entering into swap agreements involves documentation risk resulting from the possibility that the parties to a swap agreement may disagree as to the meaning of contractual terms in the agreement. The Portfolios may enter into swap transactions with counterparties in accordance with guidelines established by the Board. These guidelines provide for a minimum credit rating for each counterparty and various credit enhancement techniques (for example, collateralization of amounts due from counterparties) to limit exposure to counterparties that have lower credit ratings. A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive, or the fair value of the contract. The risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to cover the Portfolio’s exposure to the
BHFTII-432

Brighthouse Funds Trust II
Notes to Financial Statements — June 30, 2024 — (Continued)
counterparty. Counterparty risk related to centrally cleared swaps is mitigated due to the protection against defaults provided by the clearinghouse. A party to a cleared swap is subject to the credit risk of the clearinghouse and the clearing member through which it holds its cleared position.
Centrally Cleared Swaps: Certain swaps are required to be (or are capable of being) cleared through a regulated clearinghouse. Since the Portfolios are not members of a clearinghouse and only members of a clearinghouse (“clearing members” or “clearing brokers”) can participate directly in the clearinghouse, the Portfolios hold cleared swaps through accounts at a clearing member. A Portfolio typically will be required to post margin required by the clearinghouse and/or its clearing member; the margin required by a clearinghouse and/or clearing member may be greater than the margin the Portfolio would be required to post in an uncleared derivative transaction.
Credit Default Swaps:  A Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. A Portfolio may enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and/or sovereign issuers, or to create exposure to corporate and/or sovereign issuers to which it is not otherwise exposed. Credit default swaps involve one party making a stream of payments (referred to as the buyer of protection) to another party (referred to as the seller of protection) in exchange for the right to receive a specified return if a credit event occurs for the referenced entity, obligation or index. A credit event is defined under the terms of each swap agreement and may include, but is not limited to, underlying entity default, bankruptcy, write-down, principal shortfall or interest shortfall. As the seller of protection, if an underlying credit event occurs, the Portfolio will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation (or underlying security comprising the relevant component of the referenced index), or pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation (or underlying security comprising the relevant component of the referenced index). In return, the Portfolio would receive from the counterparty an upfront or periodic stream of payments throughout the life of the credit default swap agreement provided that no credit event has occurred. As the seller of protection, the Portfolio will effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the credit default swap.
A Portfolio may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held in its portfolio. This would involve the risk that the investment may be worthless when it expires and would only generate income in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It would also involve credit risk, whereby the seller may fail to satisfy its payment obligations to the Portfolio in the event of a default. As the buyer of protection, if an underlying credit event occurs, the Portfolio will either receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation (or underlying security comprising the relevant component of the referenced index), or receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation (or underlying security comprising the relevant component of the referenced index). If no credit event occurs and the Portfolio is a buyer of protection, the Portfolio will typically recover nothing under the credit default swap agreement, but it will have had to pay the required upfront payment or stream of continuing payments under the credit default swap agreement. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set  for the defaulted obligation.
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. An index credit default swap references all the names in the index, and if there is a credit event involving an entity in the index, the credit event is settled based on that entity’s weight in the index. A Portfolio may use credit default swaps on credit indices as a hedge for credit default swaps or bonds held in the Portfolio, which is less expensive than it would be to buy many individual credit default swaps to achieve similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and may be used to speculate on changes in credit quality.
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on a credit index or corporate or sovereign issuer, serve as some indication of the status of the payment/performance risk and the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity or index also reflects the cost of buying/selling protection and may reflect upfront payments required to be made to enter into the agreement. Wider credit spreads generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the particular swap agreement. When no implied credit spread is available for a credit default swap, the current unrealized appreciation/depreciation on the position may be used as an indicator of the current status of the payment/performance risk.
The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30, 2024, for which the Portfolio is the seller of protection, are disclosed in the Portfolio’s Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.
BHFTII-433

Brighthouse Funds Trust II
Notes to Financial Statements — June 30, 2024 — (Continued)
Interest Rate Swaps:  A Portfolio may enter into interest rate swaps to manage its exposure to interest rates, to adjust its interest rate sensitivity (duration), to preserve a return or spread on a particular investment, or otherwise as a substitute for a direct investment in debt securities. A Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because a Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating rate, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. Other forms of interest rate swap agreements may include: (1) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; (2) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; (3) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels; and (4) basis swaps, under which two parties can exchange variable interest rates based on different segments of money market reference rates. A Portfolio’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of interest rate swaps is typically the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive.
Total Return Swaps:  A Portfolio may enter into total return swap agreements to obtain exposure to a security or market without owning such security or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices during the specific period, in return for periodic payments based on a fixed or floating rate or the total return from other underlying assets. When a Portfolio pays interest in exchange for the total return of an underlying asset and the value of the underlying asset decreases, the Portfolio may be required to pay the change in value to the counterparty in addition to the interest payment; conversely, when a Portfolio receives interest in exchange for the total return of an underlying asset and the value of the underlying asset decreases, the Portfolio may receive the change in value in addition to the interest payment. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty. Total return swaps can also be structured without an interest payment, so that one party pays the other party if the value of the underlying asset increases and receives payment from the other party if the value of the underlying asset decreases.
4.
Certain Risks
In the normal course of business, the Portfolios invest in securities and enter into transactions where risks exist. Below is a summary of some, but not all, of those risks. Each risk described below does not necessarily apply to each Portfolio. For a description of the principal risks associated with investing in a particular Portfolio, please refer to the Portfolio’s prospectus.
Market Risk: The value of securities held by a Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; currency, interest rate, and price fluctuations, or other factors including terrorism, war, natural disasters and the spread of infectious illness including epidemics or pandemics such as the COVID-19 pandemic. These events may also adversely affect the liquidity of securities held by the Portfolio.
Foreign Investment Risk: The investments by a Portfolio in foreign securities, whether direct or indirect, involve risks not present in domestic investments. Because securities may be denominated in foreign currencies, may require settlement in foreign currencies and may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject a Portfolio to foreign government exchange restrictions, expropriation, taxation, unexpected market closures or other political, social or economic developments, such as the imposition of economic sanctions against one or more countries, organizations, entities and/or individuals, all of which could affect the market and/or credit risk of the investments. In addition to the risks described above, risks may arise from forward foreign currency contracts with respect to the potential inability of counterparties to meet the terms of their contracts.
Natural Resource Risk:  The VanEck Global Natural Resources Portfolio may concentrate its investments in companies which are significantly engaged in the exploration, development, production and distribution of gold and other natural resources such as strategic and other metals, minerals, forest products, oil, natural gas and coal and by investing in gold bullion and coins. Since the VanEck Global Natural Resources Portfolio may concentrate its investments, it may be subject to greater risks and market fluctuations than other more diversified portfolios. The production and marketing of gold and other natural resources may be affected by actions and changes in governments. In addition, gold and natural resources may be cyclical in nature.
China Investment Risk:  Investments in China are subject to all of the risks described under “Foreign Investment Risk” above. In addition, U.S. or foreign government sanctions, restrictions on investments in Chinese companies or other intervention could negatively affect the implementation of the Portfolio’s investment strategies, such as by precluding the Portfolio from making certain investments in Chinese issuers or causing the Portfolio to sell investments at disadvantageous times. For example, pursuant to Executive Order 14032 (issued on
BHFTII-434

Brighthouse Funds Trust II
Notes to Financial Statements — June 30, 2024 — (Continued)
June 3, 2021), U.S. persons are prohibited from purchasing or investing in publicly-traded securities of companies designated to the “Non-SDN Chinese Military-Industrial Complex Companies List,” a list which can change from time to time (“Chinese Military Companies Sanctions”). The Chinese Military Companies Sanctions or other similar actions targeting investment in China could impair the market value of the Portfolio’s investments and limit the Portfolio’s ability to buy, sell, receive or deliver certain securities. As a result, the Portfolio may incur losses.
Credit and Counterparty Risk:  A Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled, or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in a Portfolio’s financial statements. Financial assets that potentially expose the Portfolio to credit and counterparty risk consist principally of cash due from counterparties and investments. A Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Adviser or a Portfolio’s subadviser, as applicable, may attempt to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, a Portfolio restricts its exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Master Agreements govern the terms of certain transactions and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Collateral requirements may differ by type of derivative or investment, as applicable. Collateral or margin requirements are set  by the broker or exchange clearinghouse for exchange-traded derivatives (e.g., futures contracts and exchange-traded options), while collateral terms are contract specific for OTC traded derivatives (e.g., forward foreign currency exchange contracts, swap agreements and OTC options).
For derivatives traded under an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar master agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives a Portfolio the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the Portfolio’s credit risk to such counterparty equal to any amounts payable by the Portfolio under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Portfolio’s Statement of Assets and Liabilities across transactions between the Portfolio and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction. Cash collateral that has been pledged to cover obligations of a Portfolio under derivative contracts, if any, will be reported separately in the Portfolio’s Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Portfolio’s Schedule of Investments.
Repurchase and reverse repurchase agreements are primarily executed under GMRAs or MRAs, which provide the right to set-off. Each repurchase and reverse repurchase agreement is initially collateralized at the transaction level. In the event of default, the total market value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.
Master Securities Forward Transaction Agreements (“MSFTA”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as TBA securities and delayed-delivery or secured borrowings transactions by and between a Portfolio and select counterparties. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.
Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearinghouse. A Portfolio’s clearing broker may also require additional initial margin. Clearinghouse-related initial margin is held by the clearinghouse and additional initial margin is held by the Portfolio’s clearing broker. In a cleared derivative transaction, the Portfolio’s counterparty is a clearinghouse rather than a bank or broker. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of or default by the clearinghouse. While offset rights may exist under applicable law, the Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including bankruptcy or insolvency). Additionally, credit risk exists in cleared derivative transactions with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate, by account class, customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro-rata basis across all the clearing broker’s customers, for the relevant account class, potentially resulting in losses to the Portfolio. Variation margin, which accounts for changes in market value, is exchanged daily, but may not be netted between futures and cleared OTC derivatives.
BHFTII-435

Brighthouse Funds Trust II
Notes to Financial Statements — June 30, 2024 — (Continued)
Additional risks associated with each type of investment are described above within the respective security type notes. Each Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.
5.
Investment Management Fees and Other Transactions with Affiliates
Investment Management Agreement - Brighthouse Investment Advisers is the investment adviser to the Portfolios. The Trust has entered into an investment management agreement with Brighthouse Investment Advisers with respect to each of the Portfolios. For providing investment management services to the Portfolios, Brighthouse Investment Advisers receives monthly compensation at the following annual rates:
Portfolio	Fees earned for the the six months ended June 30, 2024	% per Annum	Average Daily Net Assets
Baillie Gifford International Stock Portfolio	$5,975,812	0.860%	Of the first $500 million
		0.800%	Of the next $500 million
		0.750%	On amounts in excess of $1 billion
BlackRock Bond Income Portfolio	4,885,315	0.400%	Of the first $1 billion
		0.350%	Of the next $1 billion
		0.300%	Of the next $1 billion
		0.250%	On amounts in excess of $3 billion
BlackRock Capital Appreciation Portfolio	5,997,790	0.730%	Of the first $1 billion
		0.650%	On amounts in excess of $1 billion
BlackRock Ultra-Short Term Bond Portfolio	1,377,027	0.350%	Of the first $1 billion
		0.300%	Of amount in excess of $1 billion
Brighthouse Asset Allocation 20 Portfolio	178,598	0.100%	Of the first $500 million
		0.075%	Of the next $500 million
		0.050%	On amounts in excess of $1 billion
Brighthouse Asset Allocation 40 Portfolio	1,069,373	0.100%	Of the first $500 million
		0.075%	Of the next $500 million
		0.050%	On amounts in excess of $1 billion
Brighthouse Asset Allocation 60 Portfolio	2,536,542	0.100%	Of the first $500 million
		0.075%	Of the next $500 million
		0.050%	On amounts in excess of $1 billion
Brighthouse Asset Allocation 80 Portfolio	2,280,992	0.100%	Of the first $500 million
		0.075%	Of the next $500 million
		0.050%	On amounts in excess of $1 billion
Brighthouse/Artisan Mid Cap Value Portfolio	3,128,116	0.820%	Of the first $1 billion
		0.780%	On amounts in excess of $1 billion
Brighthouse/Dimensional International Small Company Portfolio	2,088,674	0.850%	Of the first $100 million
		0.800%	On amounts in excess of $100 million
Brighthouse/Wellington Balanced Portfolio	2,727,205	0.500%	Of the first $500 million
		0.450%	Of the next $500 million
		0.400%	On amounts in excess of $1 billion
Brighthouse/Wellington Core Equity Opportunities Portfolio	11,047,047	0.750%	Of the first $1 billion
		0.700%	On the next $2 billion
		0.650%	On amounts in excess of $3 billion
Frontier Mid Cap Growth Portfolio	3,801,525	0.750%	Of the first $500 million
		0.700%	Of the next $500 million
		0.650%	On amounts in excess of $1 billion
Jennison Growth Portfolio	8,403,423	0.700%	Of the first $200 million
		0.650%	Of the next $300 million
		0.600%	Of the next $1.5 billion
		0.550%	On amounts in excess of $2 billion
Loomis Sayles Small Cap Core Portfolio	1,687,633	0.900%	Of the first $500 million
		0.850%	On amounts in excess of $500 million
Loomis Sayles Small Cap Growth Portfolio	1,660,552	0.900%	Of the first $500 million
		0.850%	On amounts in excess of $500 million
MetLife Aggregate Bond Index Portfolio	2,342,201	0.250%	All Assets
MetLife Mid Cap Stock Index Portfolio	1,289,487	0.250%	All Assets
MetLife MSCI EAFE Index Portfolio	1,421,997	0.300%	All Assets
MetLife Russell 2000 Index Portfolio	1,054,322	0.250%	All Assets
MetLife Stock Index Portfolio	9,623,993	0.250%	All Assets
BHFTII-436

Brighthouse Funds Trust II
Notes to Financial Statements — June 30, 2024 — (Continued)
Portfolio	Fees earned for the the six months ended June 30, 2024	% per Annum	Average Daily Net Assets
MFS® Total Return Portfolio	$1,744,511	0.600%	Of the first $250 million
		0.550%	Of the next $500 million
		0.500%	On amounts in excess of $750 million
MFS® Value Portfolio	8,564,571	0.700%	Of the first $250 million
		0.650%	Of the next $500 million
		0.600%	On amounts in excess of $750 million
Neuberger Berman Genesis Portfolio	3,774,489	0.850%	Of the first $500 million
		0.800%	Of the next $500 million
		0.750%	On amounts in excess of $1 billion
T. Rowe Price Large Cap Growth Portfolio	6,699,743	0.650%	Of the first $50 million
		0.600%	On amounts in excess of $50 million
T. Rowe Price Small Cap Growth Portfolio	2,842,823	0.550%	Of the first $100 million
		0.500%	Of the next $300 million
		0.450%	On amounts in excess of $400 million
VanEck Global Natural Resources Portfolio	3,205,587	0.800%	Of the first $250 million
		0.775%	Of the next $750 million
		0.750%	On amounts in excess of $1 billion
Western Asset Management Strategic Bond Opportunities Portfolio	6,164,422	0.650%	Of the first $500 million
		0.550%	On amounts in excess of $500 million
Western Asset Management U.S. Government Portfolio	3,384,102	0.550%	Of the first $500 million
		0.450%	On amounts in excess of $500 million
Brighthouse Investment Advisers has entered into investment subadvisory agreements with respect to managing certain of the Portfolios. The subadvisers are compensated by Brighthouse Investment Advisers to provide subadvisory services for the applicable Portfolios. See  Note 1 for a list of each Portfolio’s respective subadviser.
For providing subadvisory services to the MetLife Aggregate Bond Index, MetLife Mid Cap Stock Index, MetLife MSCI EAFE Index, MetLife Russell 200 Index, and MetLife Stock Index Portfolios, the Adviser has agreed to pay MetLife Investment Management, LLC an investment subadvisory fee for each class of the Portfolios based upon annual rates applied to the respective Portfolios’ average daily net assets as follows:
Portfolio	Fees earned for the six months ended June 30, 2024	% per Annum	Average Daily Net Assets
MetLife Aggregate Bond Index Portfolio	$239,986	0.040%	On the first $500 million
		0.030%	Of the next $500 million
		0.015%	On amounts in excess of $1 billion
MetLife Mid Cap Stock Index Portfolio	126,159	0.030%	On the first $500 million
		0.020%	Of the next $500 million
		0.010%	On amounts in excess of $1 billion
MetLife MSCI EAFE Index Portfolio	214,463	0.050%	On the first $500 million
		0.040%	Of the next $500 million
		0.020%	On amounts in excess of $1 billion
MetLife Russell 2000 Index Portfolio	151,382	0.040%	On the first $500 million
		0.030%	Of the next $500 million
		0.015%	On amounts in excess of $1 billion
MetLife Stock Index Portfolio	279,502	0.020%	On the first $500 million
		0.015%	Of the next $500 million
		0.010%	Of the next $1 billion
		0.005%	On amounts in excess of $2 billion
BHFTII-437

Brighthouse Funds Trust II
Notes to Financial Statements — June 30, 2024 — (Continued)
Management Fee Waiver - Pursuant to management fee waiver agreements, the Adviser has agreed, for the period May 1, 2024 to April 30, 2025, to reduce its advisory fees set  out above under “Investment Management Agreement” for each class of certain Portfolios as follows:
Portfolio	Fees waived for the six months ended June 30, 2024	% per Annum Reduction	Average Daily Net Assets
Baillie Gifford International Stock Portfolio	$869,452	0.080%	$156.25 million to $400 million
		0.180%	$400 million to $500 million
		0.120%	$500 million to $900 million
		0.150%	On amounts in excess of $900 million
BlackRock Bond Income Portfolio	177,180	0.030%	Of the first $1 billion
		0.025%	Of the next $1 billion
		(0.025)%	Of the next $1 billion
		(0.075)%	Of the next $400 million
BlackRock Capital Appreciation Portfolio	1,405,805	0.115%	Of the first $350 million
		0.165%	Of the next $350 million
		0.225%	Of the next $300 million
		0.160%	On amounts in excess of $1 billion
BlackRock Ultra-Short Term Bond Portfolio	98,359	0.025%	Of the first $1 billion
Brighthouse/Artisan Mid Cap Value Portfolio	369,899	0.090%	Of the first $500 million
		0.110%	Of the next $500 million
		0.130%	On amounts in excess of $1 billion
Brighthouse/Dimensional International Small Company Portfolio	411,828	0.200%	Of the first $100 million
		0.150%	On amounts in excess of $100 million
Brighthouse/Wellington Balanced Portfolio	0	0.020%	On the first $500 million
		(0.030)%	Of the next $250 million
		(0.010)%	Of the next $250 million
Brighthouse/Wellington Core Equity Opportunities Portfolio	1,896,045	0.120%	Of the first $500 million
		0.145%	Of the next $500 million
		0.120%	Of the next $2 billion
		0.080%	Of the next $1.5 billion
		0.105%	On amounts in excess of $4.5 billion
Frontier Mid Cap Growth Portfolio	259,730	0.100%	Of the first $500 million
		0.025%	$850 million to $1 billion
		(0.025)%	$1 billion to $1.15 billion
Jennison Growth Portfolio	1,124,671	0.100%	Of the first $200 million
		0.050%	Of the next $800 million
		0.100%	Of the next $1 billion
		0.080%	On amounts in excess of $2 billion
Loomis Sayles Small Cap Core Portfolio	158,922	0.130%	Of the first $25 million
		0.080%	Of the next $75 million
		0.050%	Of the next $100 million
		0.100%	Of the next $300 million
		0.050%	On amounts in excess of $500 million
Loomis Sayles Small Cap Growth Portfolio	174,560	0.080%	Of the first $100 million
		0.100%	Of the next $400 million
		0.050%	On amounts in excess of $500 million
MetLife Aggregate Bond Index Portfolio	56,393	0.005%	$500 million to $1 billion
		0.010%	$1 billion to $2 billion
		0.015%	On amounts in excess of $2 billion
MetLife Mid Cap Stock Index Portfolio	14,290	0.005%	$500 million to $1 billion
		0.010%	$1 billion to $2 billion
		0.015%	On amounts in excess of $2 billion
MetLife MSCI EAFE Index Portfolio	11,268	0.005%	$500 million to $1 billion
		0.010%	$1 billion to $2 billion
		0.015%	On amounts in excess of $2 billion
MetLife Russell 2000 Index Portfolio	8,655	0.005%	$500 million to $1 billion
		0.010%	$1 billion to $2 billion
		0.015%	On amounts in excess of $2 billion
MetLife Stock Index Portfolio	490,418	0.005%	$500 million to $1 billion
		0.010%	$1 billion to $2 billion
		0.015%	On amounts in excess of $2 billion
BHFTII-438

Brighthouse Funds Trust II
Notes to Financial Statements — June 30, 2024 — (Continued)
Portfolio	Fees waived for the six months ended June 30, 2024	% per Annum Reduction	Average Daily Net Assets
MFS® Total Return Portfolio	$70,892	0.070%	$200 million to $250 million
		0.020%	$250 million to $500 million
		0.050%	$500 million to $1 billion
		0.075%	$1 billion to $1.25 billion
		0.025%	$1.25 billion to $1.5 billion
		(0.025)%	$1.5 billion to $3.84 billion
MFS® Value Portfolio	888,722	0.100%	Of the first $100 million
		0.050%	Of the next $100 million
		0.075%	Of the next $50 million
		0.025%	Of the next $250 million
		0.050%	Of the next $250 million
		0.025%	$1 billion to $1.5 billion
		0.100%	Of the next $1.5 billion
		0.125%	On amounts in excess of $3 billion
Neuberger Berman Genesis Portfolio	290,294	0.075%	Of the first $500 million
		0.050%	On amounts in excess of $500 million
T. Rowe Price Large Cap Growth Portfolio (a)	683,649	0.090%	Of the first $50 million
		0.060%	Of the next $50 million
		0.070%	Of the next $900 million
		0.045%	Of the next $500 million
		0.060%	Of the next $1.5 billion
		0.075%	On amounts in excess of $3 billion
VanEck Global Natural Resources Portfolio	245,052	0.050%	Of the first $500 million
		0.075%	On amounts in excess of $500 million
Western Asset Management Strategic Bond Opportunities Portfolio	508,344	0.055%	Of the first $500 million
		0.025%	Of the next $500 million
		0.050%	Of the next $1 billion
		0.075%	On amounts in excess of $2 billion
Western Asset Management U.S. Government Portfolio	109,459	0.030%	Of the first $100 million
		0.050%	$200 million to $500 million
		0.010%	$1 billion to $2 billion
		0.030%	On amounts in excess of $2 billion

(a)	Fee waiver schedule applies provided the Portfolio's average daily net assets exceed $2 billion. If average daily net assets fall below $2 billion, a different fee schedule will apply.
Identical agreements were in place during the period prior to May 1, 2024. Amounts waived for the six months ended June 30, 2024 are included in the amount shown as a management fee waiver in the Portfolios' Statement of Operations.
Additionally, for the Western Asset Management U.S. Government Portfolio (the “Western U.S. Government Portfolio”), for the period May 1, 2024 to April 30, 2025, Brighthouse Investment Advisers has contractually agreed to waive a portion of its management fee in an amount equal to the difference, if any, between (a) the subadvisory fee payable by the Adviser to the Subadviser calculated based solely on the assets of the Western U.S. Government Portfolio and (b) the subadvisory fee payable by the Adviser to the Subadviser calculated using the fee rate that would apply to the combined net assets of the Western U.S. Government Portfolio and those of Western Asset Management Government Income Portfolio, a series of Brighthouse Funds Trust I also advised by the Subadviser. An identical agreement was in place during the period prior to May 1, 2024. $46,271 was waived for the six months ended June 30, 2024 is included in the amount shown as a management fee waiver in the Western U.S. Government Portfolio’s Statement of Operations.
Certain subadvisers have voluntarily agreed to waive a portion of their subadvisory fees payable by the Adviser to the subadviser for managing the Portfolios. The Adviser has agreed to reduce its advisory fees to reflect a portion of the amount waived by the subadvisers for managing the Portfolios pursuant to these voluntary subadvisory fee waivers. Fees waived in the aggregate for the six months ended June 30, 2024 are disclosed in the table below and are included in the total amount shown as a management fee waiver in the applicable Portfolio’s Statement of Operations.
Portfolio	Fees voluntarily waived for the six months ended June 30, 2024
Brighthouse/Wellington Balanced Portfolio	$163,352
Brighthouse/Wellington Core Equity Opportunities Portfolio	459,367
T. Rowe Price Large Cap Growth Portfolio	257,862
T. Rowe Price Small Cap Growth Portfolio	130,409
BHFTII-439

Brighthouse Funds Trust II
Notes to Financial Statements — June 30, 2024 — (Continued)
During the six months ended June 30, 2024 Massachusetts Financial Services Company, the subadviser to the Portfolios, voluntarily reimbursed the MFS Total Return and MFS Value Portfolios for certain trading costs. These reimbursements amounted to $2,679 and $16,522, respectively and are reflected in the amount shown as Other income in each Portfolio’s Statement of Operations and had no impact on the total return of each Portfolio.
Expense Limitation Agreement - Pursuant to an expense agreement relating to each class of the Brighthouse Asset Allocation 20 Portfolio, Brighthouse Investment Advisers has contractually agreed, from May 1, 2024 to April 30, 2025, to waive a portion of its advisory fees or pay a portion of the other operating expenses (not including acquired fund fees and expenses, brokerage costs, interest, taxes, or extraordinary expenses) to the extent total operating expenses exceed stated annual expense limits (based on the Asset Allocation Portfolio’s then-current fiscal year). For the Brighthouse Asset Allocation 20 Portfolio, this subsidy, and identical subsidies in effect in earlier periods, are subject to the obligation of each class of the Portfolio to repay Brighthouse Investment Advisers in future years, if any, when a class’ expenses fall below the stated expense limit pertaining to that class that was in effect at the time of the subsidy in question. Such deferred expenses may be charged to a class in a subsequent year to the extent that the charge does not cause the total expenses in such subsequent year to exceed the class’ stated expense limit that was in effect at the time of the subsidy in question; provided, however, that no class of the Brighthouse Asset Allocation 20 Portfolio is obligated to repay any expense paid by Brighthouse Investment Advisers more than five years after the end of the fiscal year in which such expense was incurred. The expense limits (annual rates as a percentage of each class of the Portfolio’s net average daily net assets) in effect from May 1, 2024 to April 30, 2025 are 0.10% and 0.35% for Class A and B, respectively.
As of June 30, 2024, the amount of expenses deferred in 2019 subject to repayment until December 31, 2024 was $187,177. The amount of expenses deferred in 2020 subject to repayment until December 31, 2025 was $180,341. The amount of expenses deferred in 2021 subject to repayment until December 31, 2026 was $172,017. The amount of expenses deferred in 2022 subject to repayment until December 31, 2027 was $151,581. The amount of expenses deferred in 2023 subject to repayment until December 31, 2028 was $196,436. The amount of expenses deferred in 2024 (up to June 30, 2024) subject to repayment until December 31, 2029 was $108,346.
Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.
Transfer Agency Agreement - Brighthouse Life Insurance Company serves as the transfer agent for the Trust. Brighthouse Life Insurance Company receives no fees for its services to the Trust.
Distribution and Service Fees – The Trust has a distribution agreement with Brighthouse Securities, LLC (the “Distributor”) pursuant to which the Distributor serves as the general distributor of shares of each class (each a “Class”) of each Portfolio. The Distributor is an affiliate of the Trust. The Trust has adopted a Distribution and Services Plan (the “D&S Plan”) relating to Class B, Class D, Class E, Class F and Class G shares of each Portfolio, under Rule 12b-1 under the 1940 Act, pursuant to which the Trust may pay the Distributor a fee (the “Service Fee”) at an annual rate not to exceed 0.25% of each such Portfolio’s average daily net assets attributable to the Class B, Class D, Class E, Class F and Class G shares of the Trust. Each Portfolio may not offer shares of each Class. The D&S Plan also authorizes the Trust, on behalf of each of its Portfolios, to pay to the Distributor a distribution fee (the “Distribution Fee” and together with the Service Fee, the “Fees”) at an annual rate of up to 0.25% of each Portfolio’s average daily net assets attributable to the Class B, Class D, Class E, Class F, and Class G shares in consideration of the services rendered in connection with the sale of such shares by the Distributor. Under the Distribution Agreement with respect to the Trust, Fees are currently paid at an annual rate of 0.25% of average daily net assets in the case of Class B shares, 0.10% of average daily net assets in the case of Class D shares, 0.15% of average daily net assets in the case of Class E shares, 0.20% of average daily net assets in the case of Class F shares and 0.30% of average daily net assets in the case of Class G shares. The D&S Plan is known as a “compensation plan” because the Trust makes payments to the Distributor for services rendered regardless of the actual level of expenditures by the Distributor. Amounts incurred by each Portfolio for the six months ended June 30, 2024 are shown as Distribution and service fees in the Portfolio’s Statement of Operations.
Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain Portfolios of the Trust or Brighthouse Funds Trust I, an affiliate of the Trust, as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as a component of Trustees’ fees and expenses in each Portfolio’s Statement of Operations. The portion of the accrued obligations allocated to each Portfolio under the Plan is reflected as Deferred trustees’ fees in each Portfolio’s Statement of Assets and Liabilities.
6.
Contractual Obligations
Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.
BHFTII-440

Brighthouse Funds Trust II
Notes to Financial Statements — June 30, 2024 — (Continued)
7.
Income Tax Information
The tax character of distributions paid for the years ended  December 31, 2023, and December 31, 2022 for each Portfolio were as follows:
	Year Ended December 31, 2023			Year Ended December 31, 2022
Portfolio	Ordinary Income	Long-Term Capital Gain	Return of Capital	Ordinary Income	Long-Term Capital Gain	Return of Capital
Baillie Gifford International Stock Portfolio	$18,472,670	$—	$—	$26,355,135	$135,244,036	$—
BlackRock Bond Income Portfolio	87,087,715	—	—	90,815,649	3,603,296	—
BlackRock Capital Appreciation Portfolio	524,044	30,422,230	—	174,966	426,247,869	—
BlackRock Ultra-Short Term Bond Portfolio	13,861,272	—	—	—	—	—
Brighthouse Asset Allocation 20 Portfolio	13,830,052	8,618,568	—	14,563,737	14,086,457	—
Brighthouse Asset Allocation 40 Portfolio	128,146,172	192,534,499	—	109,123,662	229,287,005	—
Brighthouse Asset Allocation 60 Portfolio	292,562,238	771,278,096	—	221,924,534	795,463,950	—
Brighthouse Asset Allocation 80 Portfolio	248,138,575	952,499,338	—	159,297,210	834,296,428	—
Brighthouse/Artisan Mid Cap Value Portfolio	5,815,567	100,429,847	—	14,116,238	117,263,042	—
Brighthouse/Dimensional International Small Company Portfolio	13,039,768	16,466,084	—	22,996,258	53,236,130	—
Brighthouse/Wellington Balanced Portfolio	24,006,274	8,503,350	—	62,446,712	120,057,579	—
Brighthouse/Wellington Core Equity Opportunities Portfolio	42,047,165	328,302,289	—	53,836,793	606,419,938	—
Frontier Mid Cap Growth Portfolio	—	—	—	54,868,580	269,291,756	347,317
Jennison Growth Portfolio	—	—	—	—	593,981,840	422,582
Loomis Sayles Small Cap Core Portfolio	466,955	17,725,312	—	2,325,566	70,931,990	—
Loomis Sayles Small Cap Growth Portfolio	—	—	—	—	88,677,929	179,021
MetLife Aggregate Bond Index Portfolio	54,985,622	—	—	60,641,436	—	—
MetLife Mid Cap Stock Index Portfolio	11,896,032	63,775,012	—	37,394,706	142,934,921	—
MetLife MSCI EAFE Index Portfolio	23,613,462	—	—	38,896,897	23,618,596	—
MetLife Russell 2000 Index Portfolio	10,026,275	14,544,513	—	24,200,005	142,562,917	—
MetLife Stock Index Portfolio	94,678,546	472,175,570	—	104,263,779	648,209,852	—
MFS® Total Return Portfolio	12,611,575	31,461,307	—	13,064,326	63,545,484	—
MFS® Value Portfolio	49,915,522	330,630,616	—	56,310,542	431,351,389	—
Neuberger Berman Genesis Portfolio	746,186	80,701,632	—	—	169,945,973	—
T. Rowe Price Large Cap Growth Portfolio	—	—	—	43,467,423	394,091,153	500,643
T. Rowe Price Small Cap Growth Portfolio	470,640	29,378,866	—	8,966,857	232,047,069	—
VanEck Global Natural Resources Portfolio	24,403,616	—	—	25,253,820	—	—
Western Asset Management Strategic Bond Opportunities Portfolio	143,060,869	—	—	148,089,205	—	—
Western Asset Management U.S. Government Portfolio	32,823,339	—	—	36,933,798	—	—
BHFTII-441

Brighthouse Funds Trust II
Notes to Financial Statements — June 30, 2024 — (Continued)
As of December 31, 2023, the components of distributable earnings (accumulated losses) on a federal income tax basis for each Portfolio were as follows:
Portfolio	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Unrealized Appreciation (Depreciation)	Accumulated Capital Losses
Baillie Gifford International Stock Portfolio	$11,503,056	$92,356,803	$189,252,236	$—
BlackRock Bond Income Portfolio	113,778,658	—	(149,337,909)	(413,237,297)
BlackRock Capital Appreciation Portfolio	25,398,102	80,629,419	581,215,710	—
BlackRock Ultra-Short Term Bond Portfolio	44,736,871	—	233,603	—
Brighthouse Asset Allocation 20 Portfolio	9,778,675	—	(46,996,613)	(3,293,030)
Brighthouse Asset Allocation 40 Portfolio	82,946,483	5,361,352	(330,455,504)	—
Brighthouse Asset Allocation 60 Portfolio	174,018,450	156,457,197	(606,016,215)	—
Brighthouse Asset Allocation 80 Portfolio	116,297,212	167,554,517	(329,327,913)	—
Brighthouse/Artisan Mid Cap Value Portfolio	8,739,135	68,108,234	226,364,037	—
Brighthouse/Dimensional International Small Company Portfolio	15,243,722	8,244,776	16,262,202	—
Brighthouse/Wellington Balanced Portfolio	22,438,232	37,348,318	82,925,575	—
Brighthouse/Wellington Core Equity Opportunities Portfolio	41,611,732	108,819,562	889,161,793	—
Frontier Mid Cap Growth Portfolio	2,213,750	—	137,016,318	(57,272,427)
Jennison Growth Portfolio	—	331,763,343	1,178,336,071	—
Loomis Sayles Small Cap Core Portfolio	420,775	25,891,210	104,809,478	—
Loomis Sayles Small Cap Growth Portfolio	—	3,197,067	77,778,084	—
MetLife Aggregate Bond Index Portfolio	56,240,466	—	(223,272,814)	(126,138,727)
MetLife Mid Cap Stock Index Portfolio	17,807,379	47,864,892	267,951,206	—
MetLife MSCI EAFE Index Portfolio	28,997,442	8,724,864	251,934,785	—
MetLife Russell 2000 Index Portfolio	11,594,092	29,094,138	207,240,875	—
MetLife Stock Index Portfolio	98,429,315	480,431,350	4,712,297,085	—
MFS® Total Return Portfolio	14,891,215	29,180,971	65,925,092	—
MFS® Value Portfolio	49,134,839	252,295,751	765,299,118	—
Neuberger Berman Genesis Portfolio	800,176	88,156,438	352,637,702	—
T. Rowe Price Large Cap Growth Portfolio	—	128,725,020	840,187,870	—
T. Rowe Price Small Cap Growth Portfolio	537,739	63,014,842	297,138,909	—
VanEck Global Natural Resources Portfolio	20,995,001	30,072,751	50,826,113	—
Western Asset Management Strategic Bond Opportunities Portfolio	158,363,664	—	(116,880,040)	(537,250,873)
Western Asset Management U.S. Government Portfolio	41,782,122	—	(89,209,498)	(205,943,414)
The Portfolios utilize the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.
The accumulated capital losses carried forward as of December 31, 2023 and prior years accumulated capital losses utilized for each Portfolio were as follows:
	Accumulated Losses Carried Forward		Accumulated Losses Utilized
Portfolio	Short-Term	Long-Term	Short-Term	Long-Term
Baillie Gifford International Stock Portfolio	$—	$—	$3,326,288	$—
BlackRock Bond Income Portfolio	174,044,463	239,192,834	—	—
Brighthouse Asset Allocation 20 Portfolio	—	3,293,030	—	—
Frontier Mid Cap Growth Portfolio	57,272,427	—	—	—
Jennison Growth Portfolio	—	—	63,015,896	3,053,270
Loomis Sayles Small Cap Growth Portfolio	—	—	807,674	—
MetLife Aggregate Bond Index Portfolio	21,627,798	104,510,929	—	—
MetLife MSCI EAFE Index Portfolio	—	—	2,171,029	867,360
T. Rowe Price Large Cap Growth Portfolio	—	—	63,510,258	—
VanEck Global Natural Resources Portfolio	—	—	2,552,494	24,721,656
Western Asset Management Strategic Bond Opportunities Portfolio	153,201,209	384,049,664	—	—
Western Asset Management U.S. Government Portfolio	34,128,316	171,815,098	—	—
BHFTII-442

Brighthouse Funds Trust II
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Brighthouse Funds Trust II and Shareholders of the BlackRock Bond Income Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the BlackRock Bond Income Portfolio (the “Portfolio”) (one of the portfolios constituting the Brighthouse Funds Trust II), as of June 30, 2024, the related statement of operations for the six months then ended, the statements of changes in net assets for the six months then ended and the year ended December 31, 2023, the financial highlights for the six months then ended and each of the five years in the period ended December 31, 2023, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of June 30, 2024, and the results of its operations for the six months then ended, the changes in its net assets for the six months then ended and the year ended December 31, 2023 and the financial highlights for the six months then ended and each of the five years in the period ended December 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test  basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2024, by correspondence with the custodian, brokers and agent banks; when replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion
/s/ Deloitte & Touche LLP
Boston, Massachusetts
August 23, 2024
We have served as the auditor of one or more Brighthouse investment companies since 1983.
BHFTII-443

Quarterly Portfolio Schedule
The Trust files its complete schedule of portfolio holdings as an attachment to Form N-PORT for the first and third quarters of each fiscal year. The Trust’s Form N-PORT filings are available on the Securities and Exchange Commission’s website at http://www.sec.gov. Once filed, the most recent Form N-PORT will be available without charge, upon request, by calling (800) 848-3854.
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Proxy Voting Record
The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to the registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to the registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to the registrant.

Item 15. Submission of Matters to a Vote of Security Holders

The registrant does not have procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures

(a) The President and Treasurer of the registrant have concluded, based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this report on Form N-CSR, that the design and operation of such procedures provide reasonable assurance that information required to be disclosed by the registrant in this report on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

(a)	Not applicable to the registrant.

(b)	Not applicable to the registrant.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable to the registrant.

Item 19. Exhibits

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Section 302 Certifications are attached.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) The certifications required by Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(101) Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BRIGHTHOUSE FUNDS TRUST II

By:	/s/ Kristi Slavin
Kristi Slavin
President and Chief Executive Officer

Date:	September 6, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristi Slavin
Kristi Slavin
President and Chief Executive Officer

Date:	September 6, 2024

By:	/s/ Alan R. Otis
Alan R. Otis
Chief Financial Officer and Treasurer

Date:	September 6, 2024